As filed with the Securities and Exchange Commission on August 1, 2007

Registration No. 333-89661; 811-09645

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Post-Effective Amendment No. 53	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 54	☒
(Check appropriate box or boxes)

COLUMBIA FUNDS SERIES TRUST

(Exact Name of Registrant as specified in Charter)

One Financial Center

Boston, MA 02111

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 321-7854

James R. Bordewick, Jr.

c/o Columbia Management Group

100 Federal Street

Boston, MA 02110

(Name and Address of Agent for Service)

With copies to:

Robert M. Kurucza, Esq.

Marco E. Adelfio, Esq.

Morrison & Foerster LLP

2000 Pennsylvania Ave., N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to Rule 485(b), or
☐	60 days after filing pursuant to Rule 485(a), or
☐	75 days after filing pursuant to Rule (a)(2), or
☐	on (date) pursuant to Rule 485(b), or
☐	on (date) pursuant to Rule 485(a), or
☐	on (date) pursuant to paragraph(a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The Registrant is filing this Post-Effective Amendment No. 53 under the 1933 Act and Amendment No. 54 under the 1940 Act to the Registration Statement on Form N-1A for Columbia Funds Series Trust (the “Trust”) in order to effect certain non-material changes and to provide updated financial information for certain Funds of the Trust.

Columbia Funds Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia Asset Allocation Fund II

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

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Prospectus Primer

This prospectus tells you about Columbia Asset Allocation Fund II (the Fund), which is one of the balanced funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

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FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

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Columbia Asset Allocation Fund II

FUNDimensions™
Columbia Asset Allocation Fund II
Investment Objective:	Total return, consisting of long-term capital appreciation and current income
Investment Style:	Moderate Allocation
Benchmark:	Russell 1000® Index
Lehman Brothers U.S.
Aggregate Bond Index
Ticker Symbols:	Class A: PHAAX
Class B: NBASX
Class C: NAACX
Principal Risks:	Investment strategy risk
Market risk
Allocation risk
Interest rate risk
Credit risk
Reinvestment risk
Derivatives risk
Dollar rolls risk
U.S. Government obligations risk
Mortgage-backed securities risk
Asset-backed securities risk
Frequent trading risk

FUNDamentals™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes – for example, domestic equity securities, foreign securities and debt securities – in varying proportions.

The mix of asset classes and how much is invested in each is an important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

  Investment Objective

The Fund seeks total return, consisting of long-term capital appreciation and current income.

  Principal Investment Strategies

Under normal circumstances, the Fund invests in a mix of equity and debt securities, as well as cash equivalents, including U.S. Government obligations, commercial paper and other short-term, interest-bearing instruments.

The Advisor uses asset allocation and active security selection as its main investment approach and allocates the Fund’s assets among equity and debt securities, as well as cash equivalents, based on the Advisor’s assessment of the expected risks and returns of each asset class.

With respect to its equity securities investments, the Fund invests primarily in equity securities of medium- and large-capitalization companies that have market capitalizations typically of at least $1 billion at the time of purchase, that generally are included in the Russell 1000® Index and that the Advisor believes have potential for long-term growth. The Advisor uses quantitative analysis to evaluate the relative attractiveness of each potential investment and to construct the Fund’s portfolio by considering a wide variety of factors which may include, among other factors, value measures, growth measures, price momentum and earnings momentum.

With respect to its debt securities investments, the Fund invests primarily in investment grade bonds and notes. The Fund may invest up to 35% of total assets in mortgage-backed and other asset-backed securities. The Fund normally invests at least 25% of total assets in senior securities.

The Fund may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund also may participate in mortgage dollar rolls up to the amount of allowable investments and limited to the Fund’s then current position in mortgage-backed securities.

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Columbia Asset Allocation Fund II

The Advisor may sell a security when the Fund’s asset allocation changes; the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, collateralized debt obligations, and other types of consumer loans or lease receivables.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Allocation Risk – The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund’s allocation among asset classes or investments will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

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Columbia Asset Allocation Fund II

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Dollar Rolls Risk – Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

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Columbia Asset Allocation Fund II

■

Mortgage-Backed Securities Risk – The value of the Fund’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI. There is no assurance that the Fund will achieve its investment objective.

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Columbia Asset Allocation Fund II

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 4.19%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 1998:	12.77%
Worst:	2nd quarter 2002:	-8.69%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia Asset Allocation Fund II

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Russell 1000® Index and Lehman Brothers U.S. Aggregate Bond Index. The Russell 1000® Index is an unmanaged index which measures the performance of the 1,000 largest U.S. companies and represents approximately 90% of the U.S. equity market. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. The indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years/Life of Fund(a)
Class A shares returns before taxes	5.40%	3.89%	6.24%
Class A shares returns after taxes on distributions	4.96%	3.46%	4.99%
Class A shares returns after taxes on distributions and sale of Fund shares	3.72%	3.12%	4.74%
Class B shares returns before taxes	5.97%	3.96%	3.20%	(b)
Class C shares returns before taxes	9.98%	4.31%	6.09%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	15.46%	6.82%	8.64%	(c)
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	4.33%	5.06%	6.24%	(c)

(a)

The Fund’s average annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B and Class C shares are January 18, 1994, July 15, 1998 and November 11, 1996, respectively.

(b)	The return for Class B shares is from July 15, 1998.

(c)	The return for the indices shown is from December 31, 1996.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

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Columbia Asset Allocation Fund II

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

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Columbia Asset Allocation Fund II

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	5.00	%(b)	1.00	%(c)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares	Class B Shares	Class C Shares
Management fees(d)	0.72%	0.72%	0.72%
Distribution and service fees	0.25%	1.00%	1.00%
Other expenses(e)(f)	0.33%	0.33%	0.33%
Acquired fund fees and expenses	—	—	—
Total annual Fund operating expenses(f)	1.30%	2.05%	2.05%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)	The Fund pays investment advisory fees of 0.60% and an administration fee of 0.12%.

(e)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(f)

The Transfer Agent has voluntarily agreed to waive a portion of its fees (which are included in other expenses), for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses) will not exceed 0.02% annually. If this fee waiver were reflected in this table, other expenses would be 0.26% for all share classes, and total annual Fund operating expenses would be 1.23%, 1.98% and 1.98% for Class A, Class B and Class C shares, respectively. The Transfer Agent, at its discretion, may revise or discontinue this arrangement at any time.

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Columbia Asset Allocation Fund II

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$700	$963	$1,247	$2,053
Class B Shares
Assuming no redemption	$208	$643	$1,103	$2,187
Assuming complete redemption of shares at the end of the period	$708	$943	$1,303	$2,187
Class C Shares
Assuming no redemption	$208	$643	$1,103	$2,379
Assuming complete redemption of shares at the end of the period	$308	$643	$1,103	$2,379

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

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Columbia Asset Allocation Fund II

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest five equity holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.60% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

15

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Vikram J. Kuriyan, PhD

Service with the Fund (manager equity portion) since February 2005

Investment management experience since 1986

Managing Director of the Advisor since 2000.

Leonard A. Aplet

Service with the Fund (manager fixed income portion) since October 2004

Investment management experience since 1978

Managing Director of the Advisor since 1987.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Asset Allocation Fund II	0.12%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States

18

Management of the Fund

District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.
Investment Limits	none	up to $50,000 (based on aggregate account value)(b)	up to $1,000,000
Conversion Features	none	convert to Class A shares eight years after purchase	none
Front-End Sales Charges(c)	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none
Contingent Deferred Sales Charges (CDSCs)(c)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase
Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(c)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00%	(c)(d)

(a)	Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

21

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 5.75% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

22

Choosing a Share Class

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted.

■	Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

23

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and

Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

24

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

25

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%

(a)	The Fund’s Class A shares pay a combined distribution and service fee pursuant to the Fund’s combined distribution and shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

26

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

27

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

28

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

29

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

30

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips”

in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more

31

Buying, Selling and Exchanging Shares

or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

32

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

33

Buying, Selling and Exchanging Shares

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

34

Buying, Selling and Exchanging Shares

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

35

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

36

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

37

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Asset Allocation Fund II – Class A Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$22.22		$20.84		$20.20		$16.44		$19.92
Income from Investment Operations
Net Investment Income(b)	0.43		0.32		0.31	(c)	0.25		0.29
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	1.78		1.37		0.65	(d)	3.80		(3.48)
Total From Investment Operations	2.21		1.69		0.96		4.05		(3.19)
Less Distributions Declared to Shareholders
From Net Investment Income	(0.43)		(0.31)		(0.32)		(0.29)		(0.29)
Net Asset Value, End of Period	$24.00		$22.22		$20.84		$20.20		$16.44
Total Return(e)	10.06	%(f)	8.17	%(f)	4.80	%(f)(g)	24.73	%(f)	(16.05)%
Ratios to Average Net Assets/ Supplemental Data
Net Operating Expenses(h)	1.22%		1.13%		1.25%		1.29%		1.29%
Interest Expense(i)	—%		—%		—%		—%		—%
Net Expenses(h)	1.22%		1.13%		1.25%		1.29%		1.29%
Net Investment Income(h)	1.89%		1.49%		1.50%		1.33%		1.58%
Waiver/Reimbursement	0.07%		0.04%		0.08%		0.03%		—
Portfolio Turnover Rate	55%		102%		136%		189%		315%
Net Assets, End of Period (000’s)	$115,393		$119,408		$109,409		$106,642		$88,011

(a)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)

The effect of the Advisor’s reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Without the effect of the Advisor’s reimbursement for the Fund exceeding certain investment restrictions, total return would have been 4.73%.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	Rounds to less than 0.01%.

38

Financial Highlights

Columbia Asset Allocation Fund II – Class B Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$22.04		$20.67		$20.04		$16.31		$19.81
Income from Investment Operations
Net Investment Income(b)	0.26		0.14		0.15	(c)	0.11		0.15
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	1.77		1.38		0.64	(d)	3.76		(3.47)
Total from Investment Operations	2.03		1.52		0.79		3.87		(3.32)
Less Distributions Declared to Shareholders
From Net Investment Income	(0.26)		(0.15)		(0.16)		(0.14)		(0.18)
Net Asset Value, End of Period	$23.81		$22.04		$20.67		$20.04		$16.31
Total Return(e)	9.27	%(f)	7.38	%(f)	3.97	%(f)(g)	23.79	%(f)	(16.80)%
Ratios to Average Net Assets/ Supplemental Data
Net Operating Expenses(h)	1.97%		1.88%		2.00%		2.04%		2.04%
Interest Expense(i)	—%		—%		—%		—%		—%
Net Expenses(h)	1.97%		1.88%		2.00%		2.04%		2.04%
Net Investment Income(h)	1.14%		0.68%		0.75%		0.58%		0.83%
Waiver/Reimbursement	0.07%		0.04%		0.07%		0.03%		—
Portfolio Turnover Rate	55%		102%		136%		189%		315%
Net Assets, End of Period (000’s)	$15,225		$22,247		$43,962		$64,122		$72,344

(a)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)

The effect of the Advisor’s reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Without the effect of the Advisor’s reimbursement for the Fund exceeding certain investment restrictions, total return would have been 3.92%.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	Rounds to less than 0.01%.

39

Financial Highlights

Columbia Asset Allocation Fund II – Class C Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$22.02		$20.65		$20.02		$16.31		$19.84
Income from Investment Operations
Net Investment Income(b)	0.26		0.15		0.15	(c)	0.11		0.15
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	1.77		1.37		0.65	(d)	3.75		(3.48)
Total from Investment Operations	2.03		1.52		0.80		3.86		(3.33)
Less Distributions Declared to Shareholders
From Net Investment Income	(0.26)		(0.15)		(0.17)		(0.15)		(0.20)
Net Asset Value, End of Period	$23.79		$22.02		$20.65		$20.02		$16.31
Total Return(e)	9.28	%(f)	7.39	%(f)	4.02	%(f)(g)	23.73	%(f)	(16.80)%
Ratios to Average Net Assets/ Supplemental Data
Net Operating Expenses(h)	1.97%		1.88%		2.00%		2.04%		2.04%
Interest Expense(i)	—%		—%		—%		—%		—%
Net Expenses(h)	1.97%		1.88%		2.00%		2.04%		2.04%
Net Investment Income(h)	1.14%		0.73%		0.75%		0.58%		0.83%
Waiver/Reimbursement	0.07%		0.04%		0.07%		0.03%		—
Portfolio Turnover Rate	55%		102%		136%		189%		315%
Net Assets, End of Period (000’s)	$2,105		$2,468		$2,628		$2,372		$1,992

(a)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)

The effect of the Advisor’s reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Without the effect of the Advisor’s reimbursement for the Fund exceeding certain investment restrictions, total return would have been 3.95%.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	Rounds to less than 0.01%.

40

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Asset Allocation Fund II – Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.30%	-2.26%	(b)	$9,773.73	$699.79
2	10.25%	1.30%	1.35%		$10,135.35	$129.41
3	15.76%	1.30%	5.10%		$10,510.36	$134.20
4	21.55%	1.30%	8.99%		$10,899.24	$139.16
5	27.63%	1.30%	13.03%		$11,302.52	$144.31
6	34.01%	1.30%	17.21%		$11,720.71	$149.65
7	40.71%	1.30%	21.54%		$12,154.38	$155.19
8	47.75%	1.30%	26.04%		$12,604.09	$160.93
9	55.13%	1.30%	30.70%		$13,070.44	$166.88
10	62.89%	1.30%	35.54%		$13,554.04	$173.06
Total Gain After Fees and Expenses					$3,554.04
Total Annual Fees and Expenses Paid						$2,052.58

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

41

Hypothetical Fees and Expenses

Columbia Asset Allocation Fund II – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.05%	2.95%	$10,295.00	$208.02
2	10.25%	2.05%	5.99%	$10,598.70	$214.16
3	15.76%	2.05%	9.11%	$10,911.36	$220.48
4	21.55%	2.05%	12.33%	$11,233.25	$226.98
5	27.63%	2.05%	15.65%	$11,564.63	$233.68
6	34.01%	2.05%	19.06%	$11,905.79	$240.57
7	40.71%	2.05%	22.57%	$12,257.01	$247.67
8	47.75%	2.05%	26.19%	$12,618.59	$254.97
9	55.13%	1.30%	30.85%	$13,085.48	$167.08
10	62.89%	1.30%	35.70%	$13,569.64	$173.26
Total Gain After Fees and Expenses				$3,569.64
Total Annual Fees and Expenses Paid					$2,186.87

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Asset Allocation Fund II – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.05%	2.95%	$10,295.00	$208.02
2	10.25%	2.05%	5.99%	$10,598.70	$214.16
3	15.76%	2.05%	9.11%	$10,911.36	$220.48
4	21.55%	2.05%	12.33%	$11,233.25	$226.98
5	27.63%	2.05%	15.65%	$11,564.63	$233.68
6	34.01%	2.05%	19.06%	$11,905.79	$240.57
7	40.71%	2.05%	22.57%	$12,257.01	$247.67
8	47.75%	2.05%	26.19%	$12,618.59	$254.97
9	55.13%	2.05%	29.91%	$12,990.84	$262.50
10	62.89%	2.05%	33.74%	$13,374.07	$270.24
Total Gain After Fees and Expenses				$3,374.07
Total Annual Fees and Expenses Paid					$2,379.27

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

42

Columbia Asset Allocation Fund II

For More Information

You’ll find more information about Columbia Asset Allocation Fund II and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Asset Allocation Fund II

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132424-0807

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia Asset Allocation Fund II

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Asset Allocation Fund II (the Fund), which is one of the balanced funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,
■	fees and expenses, and
■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals ™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Asset Allocation Fund II

FUNDimensions™
Columbia Asset Allocation Fund II
Investment Objective:	Total return, consisting of long-term capital appreciation and current income
Investment Style:	Moderate Allocation
Benchmark:	Russell 1000® Index Lehman Brothers U.S. Aggregate Bond Index
Ticker Symbol:	Class Z: NPRAX
Principal Risks:

Investment strategy risk

Market risk

Allocation risk

Interest rate risk

Credit risk

Reinvestment risk

Derivatives risk

Dollar rolls risk

U.S. Government obligations risk

Mortgage-backed securities risk

Asset-backed securities risk

Frequent trading risk

FUNDamentals™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes – for example, domestic equity securities, foreign securities and debt securities – in varying proportions.

The mix of asset classes and how much is invested in each is an important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

   Investment Objective

The Fund seeks total return, consisting of long-term capital appreciation and current income.

   Principal Investment Strategies

Under normal circumstances, the Fund invests in a mix of equity and debt securities, as well as cash equivalents, including U.S. Government obligations, commercial paper and other short-term, interest-bearing instruments.

The Advisor uses asset allocation and active security selection as its main investment approach and allocates the Fund’s assets among equity and debt securities, as well as cash equivalents, based on the Advisor’s assessment of the expected risks and returns of each asset class.

With respect to its equity securities investments, the Fund invests primarily in equity securities of medium- and large-capitalization companies that have market capitalizations typically of at least $1 billion at the time of purchase, that generally are included in the Russell 1000® Index and that the Advisor believes have potential for long-term growth. The Advisor uses quantitative analysis to evaluate the relative attractiveness of each potential investment and to construct the Fund’s portfolio by considering a wide variety of factors which may include, among other factors, value measures, growth measures, price momentum and earnings momentum.

With respect to its debt securities investments, the Fund invests primarily in investment grade bonds and notes. The Fund may invest up to 35% of total assets in mortgage-backed and other asset-backed securities. The Fund normally invests at least 25% of total assets in senior securities.

The Fund may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Fund also may participate in mortgage dollar rolls up to the amount of allowable investments and limited to the Fund’s then current position in mortgage-backed securities.

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Columbia Asset Allocation Fund II

The Advisor may sell a security when the Fund’s asset allocation changes; the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, collateralized debt obligations, and other types of consumer loans or lease receivables.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Allocation Risk – The Fund uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Fund’s allocation among asset classes or investments will cause the Fund’s shares to lose value or cause the Fund to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

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Columbia Asset Allocation Fund II

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Dollar Rolls Risk – Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

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Columbia Asset Allocation Fund II

■

Mortgage-Backed Securities Risk – The value of the Fund’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI. There is no assurance that the Fund will achieve its investment objective.

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Columbia Asset Allocation Fund II

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 4.33%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	10.24%
Worst:	2nd quarter 2002:	-8.62%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia Asset Allocation Fund II

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Russell 1000® Index and Lehman Brothers U.S. Aggregate Bond Index. The Russell 1000® Index is an unmanaged index which measures the performance of the 1,000 largest U.S. companies and represents approximately 90% of the U.S. equity market. The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged market-value weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. The indices are not available for investment, and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	Life of Fund(a)
Class Z shares returns before taxes	12.15%	5.34%	3.61%
Class Z shares returns after taxes on distributions	11.62%	4.83%	2.71%
Class Z shares returns after taxes on distributions and sale of Fund shares	8.15%	4.34%	2.62%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)	15.46%	6.82%	2.99%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	4.33%	5.06%	5.89%

(a)	The inception date of the Fund’s Class Z shares is May 21, 1999. The returns for the indices shown are from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

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Columbia Asset Allocation Fund II

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

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Columbia Asset Allocation Fund II

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees(a)	0.72%
Other expenses(b)(c)	0.33%
Acquired fund fees and expenses	–
Total annual Fund operating expenses(c)	1.05%

(a)	The Fund pays investment advisory fees of 0.60% and an administration fee of 0.12%.

(b)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(c)

The Transfer Agent has voluntarily agreed to waive a portion of its fees (which are included in other expenses), for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses) will not exceed 0.02% annually. If this fee waiver were reflected in this table, other expenses would be 0.26% and total annual Fund operating expenses would be 0.98% for Class Z shares. The Transfer Agent, at its discretion, may revise or discontinue this arrangement at any time.

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Columbia Asset Allocation Fund II

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$107	$334	$579	$1,283

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

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Columbia Asset Allocation Fund II

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest five equity holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.60% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

15

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Vikram J. Kuriyan, PhD

Service with the Fund (manager equity portion) since February 2005

Investment management experience since 1986

Managing Director of the Advisor since 2000.

Leonard A. Aplet

Service with the Fund (manager fixed income portion) since October 2004

Investment management experience since 1978

Managing Director of the Advisor since 1987.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Asset Allocation Fund II	0.12%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

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Management of the Fund

Other	Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

18

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

21

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

22

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

23

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

24

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips”

in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more

25

Buying, Selling and Exchanging Shares

or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

26

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial

27

Buying, Selling and Exchanging Shares

intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a

28

Buying, Selling and Exchanging Shares

monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

29

Buying, Selling and Exchanging Shares

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

30

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals ™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

31

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

32

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Asset Allocation Fund II – Class Z Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$22.17		$20.81		$20.18		$16.42		$19.93
Income from Investment Operations
Net investment income(b)	0.49		0.37		0.36	(c)	0.29		0.32
Net realized and unrealized gain (loss) on investments and foreign currency	1.78		1.36		0.64	(d)	3.81		(3.49)
Total from Investment Operations	2.27		1.73		1.00		4.10		(3.17)
Less Distributions Declared to Shareholders
From net investment income	(0.49)		(0.37)		(0.37)		(0.34)		(0.34)
Net Asset Value, End of Period	$23.95		$22.17		$20.81		$20.18		$16.42
Total Return(e)	10.35	%(f)	8.35	%(f)	5.01	%(f)(g)	25.07	%(f)	(15.96)%
Ratios to Average Net Assets/Supplemental Data
Net operating expenses(h)	0.97%		0.88%		1.00%		1.04%		1.04%
Interest expense(i)	–%		–%		–%		–%		–%
Net expenses(h)	0.97%		0.88%		1.00%		1.04%		1.04%
Net investment income(h)	2.15%		1.72%		1.75%		1.58%		1.83%
Waiver/Reimbursement	0.07%		0.04%		0.07%		0.03%		–
Portfolio turnover rate	55%		102%		136%		189%		315%
Net assets, end of period (000’s)	$24,680		$25,236		$26,425		$25,750		$35,514

(a)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income per share reflects a special dividend. The effect of this dividend amounted to $0.03 per share.

(d)

The effect of the Advisor’s reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was to increase net realized and unrealized gain (loss) on investments by $0.01.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Without the effect of the Advisor’s reimbursement for the Fund exceeding certain investment restrictions, total return would have been 4.94%.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	Rounds to less than 0.01%.

33

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Asset Allocation Fund II – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.05%	3.95%	$10,395.00	$107.07
2	10.25%	1.05%	8.06%	$10,805.60	$111.30
3	15.76%	1.05%	12.32%	$11,232.42	$115.70
4	21.55%	1.05%	16.76%	$11,676.10	$120.27
5	27.63%	1.05%	21.37%	$12,137.31	$125.02
6	34.01%	1.05%	26.17%	$12,616.73	$129.96
7	40.71%	1.05%	31.15%	$13,115.10	$135.09
8	47.75%	1.05%	36.33%	$13,633.14	$140.43
9	55.13%	1.05%	41.72%	$14,171.65	$145.98
10	62.89%	1.05%	47.31%	$14,731.43	$151.74
Total Gain After Fees and Expenses				$4,731.43
Total Annual Fees and Expenses Paid					$1,282.56
(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

34

Columbia Asset Allocation Fund II

For More Information

You’ll find more information about Columbia Asset Allocation Fund II and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Asset Allocation Fund II

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132327-0807

Columbia Funds Class A, Class B, Class C and Class R Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia LifeGoal® Growth Portfolio Columbia LifeGoal® Balanced Growth Portfolio Columbia LifeGoal® Income and Growth Portfolio Columbia LifeGoal® Income Portfolio

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Portfolio shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Portfolio shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Portfolios and may be compensated or incented in connection with the sale of Portfolio shares. The Portfolios may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE PORTFOLIOS INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

Prospectus Primer

This prospectus tells you about the four Columbia LifeGoal® Portfolios (each a Portfolio and together, the Portfolios) in the Columbia Funds family of mutual funds (Columbia Funds). Each Portfolio is a “fund of funds” that invests its assets in a mix of underlying mutual funds (each an Underlying Fund and together, the Underlying Funds). This prospectus is designed to provide you with important information about the Portfolios in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of each Portfolio, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information, and

■	fees and expenses.

This summary is followed by other important information, including:

■	a description of the Portfolios’ additional investment strategies and policies.

■	a summary of the key characteristics of each Underlying Fund,
■	a discussion of the Portfolios’ primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a summary of the Portfolios’ various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Portfolios, including:

■	how to buy, sell and exchange shares of the Portfolios, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of each Portfolio’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Portfolios.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of each Portfolio’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Portfolios in the Statement of Additional Information (SAI), which includes more detailed information about each Portfolio’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Portfolios are sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Portfolios’ investment advisor (the Advisor) and their administrator (the Administrator). Columbia Management Distributors, Inc. is the Portfolios’ distributor (the Distributor). Columbia Management Services, Inc. is the Portfolios’ transfer agent (the Transfer Agent).

The Portfolios, like all mutual funds, are designed to be a part of a broad and diversified investment portfolio and are not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Portfolios and any other Columbia Fund carefully before investing.

Columbia LifeGoal® Growth Portfolio

FUNDimensions™
Columbia LifeGoal® Growth Portfolio
Investment Objective:	Capital appreciation
Investment Style:	Large Blend
Benchmark:	S&P 500® Index(a)
Ticker Symbols:	Class A: NLGIX Class B: NLGBX Class C: NLGCX Class R: CLGRX
Principal Risks:

Investment strategy risk

Allocation risk

Investing in other funds risk

Market risk

Growth securities risk

Value securities risk

Smaller company securities risk

Foreign securities risk

Technology sector risk

Convertible securities risk

Interest rate risk

Credit risk

Real estate investment trusts risk

Derivatives risk

Non-diversified mutual fund risk

Emerging market securities risk

Industry sector risk

Special situations risk

Frequent trading risk

Short sales risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

FUNDamentals™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds typically by using an asset allocation approach. A fund of funds indirectly bears a portion of the underlying funds’ expenses, in addition to the fund of funds’ own expenses.

  Investment Objective

The Portfolio seeks capital appreciation.

  Principal Investment Strategies

Under normal circumstances, the Portfolio invests most of its assets in Class Z shares of certain Columbia Funds (Underlying Funds) that invest in domestic or foreign equity securities.

The Advisor uses asset allocation as its principal investment approach and:

■

allocates the Portfolio’s assets among Underlying Fund categories within the target asset allocations set for the Portfolio, based on the Portfolio’s investment objective and historical and projected returns for each asset class.

■

chooses individual Underlying Funds within each Underlying Fund category and the amount that will be allocated to each Underlying Fund, based on each Underlying Fund’s historical returns and the expected performance of the Underlying Funds.

■	reviews the allocations to Underlying Fund categories and individual Underlying Funds at least monthly, and may change these allocations when the Advisor believes it is appropriate to do so.

The Portfolio’s targeted allocations to each category of Underlying Funds, and the individual Underlying Funds within those categories, are as follows:

■

30-70% of the Portfolio’s assets is allocated to funds that invest in large-capitalization domestic equity securities, including Columbia Large Cap Value Fund, Columbia Large Cap Core Fund and Columbia Marsico Focused Equities Fund.

■	10-30% of the Portfolio’s assets is allocated to funds that invest in mid-capitalization domestic equity securities, including Columbia Mid Cap Value Fund and Columbia Mid Cap Growth Fund.

■

5-20% of the Portfolio’s assets is allocated to funds that invest in small-capitalization domestic equity securities, including Columbia Small Cap Value Fund II, Columbia Small Cap Growth Fund II and Columbia Acorn USA Fund.

Columbia LifeGoal® Growth Portfolio

■

10-30% of the Portfolio’s assets is allocated to funds that invest in international/global equity securities, including Columbia International Value Fund*, Columbia Multi-Advisor International Equity Fund, Columbia Marsico International Opportunities Fund and Columbia Acorn International Fund.

■	0-20% of the Portfolio’s assets is allocated to funds that invest in convertible securities, consisting of Columbia Convertible Securities Fund.

*	Because this Fund is closed to new investments, the Portfolio will not invest additional assets in this Fund.

The actual amount of Portfolio assets invested in any Underlying Fund category, or in any individual Underlying Fund, may vary from these target allocations at any time. The Advisor may use various strategies to try to manage how much the actual amount varies, and for how long. The Advisor can modify the list of Underlying Funds in which the Portfolio is invested at any time, including by adding Underlying Funds introduced after the date of this Prospectus.

The Advisor may sell shares of an Underlying Fund to adjust the allocation of the Portfolio’s assets; if the Advisor believes that an Underlying Fund is no longer a suitable investment, or that other Underlying Funds are more attractive; to meet redemption requests; or for other reasons. When selling shares to meet redemption requests, the Advisor normally will sell a proportionate amount of the shares the Portfolio owns in each Underlying Fund.

FUNDamentals™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes – for example, domestic equity securities, foreign securities and debt securities – in varying proportions.

The mix of asset classes and how much is invested in each is an important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

FUNDamentals™

Growth Funds

Growth funds invest in companies that have the potential for significant increases in revenue or earnings. These typically are companies that are developing or applying new technologies, products or services in growing industry sectors.

Columbia LifeGoal® Growth Portfolio

  Principal Risks

■

Investment Strategy Risk – The Portfolio is subject to investment strategy risk, as the Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Portfolio’s shares to lose value or may cause the Portfolio to underperform other funds with similar investment objectives.

■

Allocation Risk – The Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Portfolio’s allocation among asset classes or investments will cause the Portfolio’s shares to lose value or cause the Portfolio to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

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Investing in Other Funds Risk – The performance of the Underlying Funds in which the Portfolio invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Portfolio. These transactions might also result in higher brokerage, tax or other costs for the Portfolio. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Advisor has the authority to change the Underlying Funds in which the Portfolio invests or to change the percentage of the Portfolio’s investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Advisor or its affiliates, this could result in the Advisor having a potential conflict of interest in selecting the Underlying Funds in which the Portfolio invests or in determining the percentage of the Portfolio's investments allocated to each Underlying Fund.

The Portfolio is subject indirectly to the following risks of the Underlying Funds:

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Market Risk – The Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Underlying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Underlying Fund. Accordingly, an investment in the Underlying Fund could lose money over short or even long periods. The market values of the securities the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Growth Securities Risk – Certain Underlying Funds invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

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Value Securities Risk – Certain Underlying Funds invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

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Smaller Company Securities Risk – Certain Underlying Funds invest in securities of small- or mid-capitalization companies (“smaller companies”) which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade

Columbia LifeGoal® Growth Portfolio

less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

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Foreign Securities Risk – Certain Underlying Funds invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

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Technology Sector Risk – Certain Underlying Funds invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

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Convertible Securities Risk – Certain Underlying Funds invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Underlying Fund’s return.

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Interest Rate Risk – Certain Underlying Funds invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Underlying Fund receives from it but will affect the value of the Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

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Credit Risk – Certain Underlying Funds are subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise

Columbia LifeGoal® Growth Portfolio

revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

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Real Estate Investment Trusts Risk – Certain Underlying Funds invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

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Derivatives Risk – Certain Underlying Funds use derivatives, which are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Underlying Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Underlying Fund’s derivative positions at times when the Underlying Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The

Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

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Non-Diversified Mutual Fund Risk – Certain Underlying Funds are non-diversified, which generally means that each such Underlying Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Underlying Fund could affect the overall value of the Underlying Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Underlying Fund’s value will likely be more volatile than the value of more diversified funds.

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Emerging Market Securities Risk – Certain Underlying Funds invest in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These emerging market securities are more likely to have greater exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

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Industry Sector Risk – Certain Underlying Funds invest in securities of companies in different, but closely related, industries. These securities are considered as being in the same broad economic sector. The values of such securities in the same sector may be similarly affected by particular economic or market events, making the Underlying Fund more vulnerable to unfavorable developments in that sector than funds investing in multiple sectors. The Underlying Fund does not intend to focus on any particular sector;

Columbia LifeGoal® Growth Portfolio

however, at times the Underlying Fund may invest a significant portion of its assets in a particular sector.

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Special Situations Risk – Certain Underlying Funds invest in securities of companies that may be involved in a major corporate event, such as a business consolidation or restructuring. These securities may present special risk because of the high degree of uncertainty associated with such events.

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Frequent Trading Risk – Certain Underlying Funds’ investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Underlying Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund’s return.

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Short Sales Risk – Certain Underlying Funds engage in short selling. A short sale generally involves the sale by the Underlying Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Underlying Fund of a security it does own. In order to short sell a common stock, the Underlying Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Underlying Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Underlying Fund. Therefore, the Underlying Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Underlying Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Underlying Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

Columbia LifeGoal® Growth Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Portfolio’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 8.13%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 1998:	23.55%
Worst:	3rd quarter 2002:	-18.78%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Columbia LifeGoal® Growth Portfolio

Average Annual Total Return as of December 31, 2006

The table below shows the Portfolio’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table also shows the average annual returns for the Portfolio’s Class B, Class C and Class R shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Portfolio’s Class A shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index, an unmanaged index, which tracks the performance of 500 widely held large-capitalization U.S. stocks. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years/ Life of Fund(a)
Class A shares returns before taxes	9.82%	7.84%	7.79%
Class A shares returns after taxes on distributions	9.04%	7.43%	6.40%
Class A shares returns after taxes on distributions and sale of Portfolio shares	7.37%	6.70%	6.07%
Class B shares returns before taxes	10.63%	8.00%	6.37%	(b)
Class C shares returns before taxes	14.64%	8.31%	7.63%
Class R shares returns before taxes	16.23%	9.07%	8.41%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.79%	6.19%	8.42%

(a)

The Portfolio’s average annual returns shown in the table above reflect applicable sales charges. The inception dates of the Portfolio’s Class A, Class B, Class C and Class R shares are October 15, 1996, August 12, 1997, October 15, 1996 and January 23, 2006, respectively.

(b)	Performance shown for Class B shares is from August 12, 1997.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

Columbia LifeGoal® Growth Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class B, Class C and Class R shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

    America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table.

Columbia LifeGoal® Growth Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%	N/A	N/A	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%(a)	5.00%(b)	1.00%(c)	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Management fees(d)	0.25%	0.25%	0.25%	0.25%
Distribution and service fees	0.25%	1.00%	1.00%	0.50%
Other expenses	—	—	—	—
Acquired fund (Underlying Fund) fees and expenses(e)	0.92%	0.92%	0.92%	0.92%
Total annual Portfolio operating expenses	1.42%	2.17%	2.17%	1.67%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)	The Portfolio pays investment advisory fees of 0.25% and does not pay an administration fee.

(e)

The figure shown here is based on amounts incurred during each Underlying Fund’s most recent shareholder report. The expense ratio of the Underlying Funds may be higher or lower depending on the portion of the Portfolio’s assets allocated to each Underlying Fund from time to time.

Columbia LifeGoal® Growth Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B, Class C or Class R shares of the Portfolio for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Portfolio’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$711	$998	$1,307	$2,179
Class B Shares
Assuming no redemption	$220	$679	$1,164	$2,313
Assuming complete redemption of shares at the end of the period	$720	$979	$1,364	$2,313
Class C Shares
Assuming no redemption	$220	$679	$1,164	$2,503
Assuming complete redemption of shares at the end of the period	$320	$679	$1,164	$2,503
Class R Shares	$170	$526	$907	$1,976

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

Columbia LifeGoal® Balanced Growth Portfolio

FUNDimensions™
Columbia LifeGoal® Balanced Growth Portfolio
Investment Objective:	Total return, consisting of capital appreciation and current income
Investment Style:	Moderate Allocation
Benchmark:	S&P 500® Index Lehman Brothers U.S. Aggregate Bond Index
Ticker Symbols:	Class A: NBIAX Class B: NLBBX Class C: NBICX Class R: CLBRX
Principal Risks:

Investment strategy risk

Allocation risk

Investing in other funds risk

Market risk

Growth securities risk

Value securities risk

Smaller company securities risk

Foreign securities risk

U.S. Government obligations risk

Interest rate risk

Credit risk

Derivatives risk

Technology sector risk

Real estate investment trusts risk

Convertible securities risk

Non-diversified mutual fund risk

Emerging market securities risk

Industry sector risk

Special situations risk

Frequent trading risk

Dollar rolls risk

Mortgage-backed securities risk

Asset-backed securities risk

Reinvestment risk

Liquidity risk

Changing distribution levels risk

Low and below investment grade securities risk

Short sales risk

Zero-coupon bonds risk

  Investment Objective

The Portfolio seeks total return, consisting of capital appreciation and current income.

  Principal Investment Strategies

Under normal circumstances, the Portfolio invests all of its assets in Class Z shares of certain Columbia Funds (Underlying Funds) that invest in equity or debt securities, including domestic and foreign equity securities and government and corporate debt securities.

The Advisor uses asset allocation as its principal investment approach and:

■

allocates the Portfolio’s assets among Underlying Fund categories within the target asset allocations set for the Portfolio, based on the Portfolio’s investment objective and historical and projected returns for each asset class.

■

chooses individual Underlying Funds within each Underlying Fund category and the amount that will be allocated to each Underlying Fund, based on each Underlying Fund’s historical returns and the expected performance of the Underlying Funds.

■	reviews the allocations to Underlying Fund categories and individual Underlying Funds at least monthly, and may change these allocations when the Advisor believes it is appropriate to do so.

The Portfolio’s targeted allocations to each category of Underlying Funds, and the individual Underlying Funds within those categories, are as follows:

■

15-40% of the Portfolio’s assets is allocated to funds that invest in large-capitalization domestic equity securities, including Columbia Large Cap Value Fund, Columbia Large Cap Core Fund and Columbia Marsico Focused Equities Fund.

■	5-15% of the Portfolio’s assets is allocated to funds that invest in mid-capitalization domestic equity securities, including Columbia Mid Cap Value Fund and Columbia Mid Cap Growth Fund.

■

5-15% of the Portfolio’s assets is allocated to funds that invest in small-capitalization domestic equity securities, including Columbia Small Cap Value Fund II, Columbia Small Cap Growth Fund II and Columbia Acorn USA Fund.

Columbia LifeGoal® Balanced Growth Portfolio

■

5-15% of the Portfolio’s assets is allocated to funds that invest in international/global equity securities, including Columbia International Value Fund*, Columbia Multi-Advisor International Equity Fund, Columbia Marsico International Opportunities Fund and Columbia Acorn International Fund.

■	25-65% of the Portfolio’s assets is allocated to funds that invest in government and corporate debt securities, including Columbia Short Term Bond Fund and Columbia Total Return Bond Fund.

■	0-10% of the Portfolio’s assets is allocated to funds that invest in convertible securities, consisting of Columbia Convertible Securities Fund.

■	0-10% of the Portfolio’s assets is allocated to funds that invest in below investment grade debt securities, consisting of Columbia High Income Fund.

*	Because this Fund is closed to new investments, the Portfolio will not invest additional assets in this Fund.

The actual amount of Portfolio assets invested in any Underlying Fund category, or in any individual Underlying Fund, may vary from these target allocations at any time. The Advisor may use various strategies to try to manage how much the actual amount varies, and for how long. The Advisor can modify the list of Underlying Funds in which the Portfolio is invested at any time, including by adding Underlying Funds introduced after the date of this Prospectus.

The Advisor may sell shares of an Underlying Fund to adjust the allocation of the Portfolio’s assets; if the Advisor believes that an Underlying Fund is no longer a suitable investment, or that other Underlying Funds are more attractive; to meet redemption requests; or for other reasons. When selling shares to meet redemption requests, the Advisor normally will sell a proportionate amount of the shares the Portfolio owns in each Underlying Fund.

FUNDamentals™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes – for example, domestic equity securities, foreign securities and debt securities – in varying proportions.

The mix of asset classes and how much is invested in each is an important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

FUNDamentals™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds typically by using an asset allocation approach. A fund of funds indirectly bears a portion of the underlying funds’ expenses, in addition to the fund of funds’ own expenses.

Columbia LifeGoal® Balanced Growth Portfolio

  Principal Risks

■

Investment Strategy Risk – The Portfolio is subject to investment strategy risk, as the Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Portfolio’s shares to lose value or may cause the Portfolio to underperform other funds with similar investment objectives.

■

Allocation Risk – The Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Portfolio’s allocation among asset classes or investments will cause the Portfolio’s shares to lose value or cause the Portfolio to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

■

Investing in Other Funds Risk – The performance of the Underlying Funds in which the Portfolio invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Portfolio. These transactions might also result in higher brokerage, tax or other costs for the Portfolio. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Advisor has the authority to change the Underlying Funds in which the Portfolio invests or to change the percentage of the Portfolio’s investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Advisor or its affiliates, this could result in the Advisor having a potential conflict of interest in selecting the Underlying Funds in which the Portfolio invests or in determining the percentage of the Portfolio's investments allocated to each Underlying Fund.

The Portfolio is subject indirectly to the following risks of the Underlying Funds:

■

Market Risk – The Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Underlying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Underlying Fund. Accordingly, an investment in the Underlying Fund could lose money over short or even long periods. The market values of the securities the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Growth Securities Risk – Certain Underlying Funds invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Value Securities Risk – Certain Underlying Funds invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Smaller Company Securities Risk – Certain Underlying Funds invest in securities of small- or mid-capitalization companies (“smaller companies”) which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade

Columbia LifeGoal® Balanced Growth Portfolio

less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Foreign Securities Risk – Certain Underlying Funds invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

U.S. Government Obligations Risk – Certain Underlying Funds invest in U.S. Government obligations. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Interest Rate Risk – Certain Underlying Funds invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Underlying Fund receives from it but will affect the value of the Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Certain Underlying Funds are subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Derivatives Risk – Certain Underlying Funds use derivatives, which are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also

Columbia LifeGoal® Balanced Growth Portfolio

increase the amount of taxes payable by shareholders. Other risks arise from the Underlying Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Underlying Fund’s derivative positions at times when the Underlying Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Technology Sector Risk – Certain Underlying Funds invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

■

Real Estate Investment Trusts Risk – Certain Underlying Funds invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the

Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

■

Convertible Securities Risk – Certain Underlying Funds invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Underlying Fund’s return.

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Non-Diversified Mutual Fund Risk – Certain Underlying Funds are non-diversified, which generally means that each such Underlying Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Underlying Fund could affect the overall value of the Underlying Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Underlying Fund’s value will likely be more volatile than the value of more diversified funds.

■

Emerging Market Securities Risk – Certain Underlying Funds invest in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These emerging market securities are more likely to have greater exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries.

Columbia LifeGoal® Balanced Growth Portfolio

Emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

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Industry Sector Risk – Certain Underlying Funds invest in securities of companies in different, but closely related, industries. These securities are considered as being in the same broad economic sector. The values of such securities in the same sector may be similarly affected by particular economic or market events, making the Underlying Fund more vulnerable to unfavorable developments in that sector than funds investing in multiple sectors. The Underlying Fund does not intend to focus on any particular sector; however, at times the Underlying Fund may invest a significant portion of its assets in a particular sector.

■

Special Situations Risk – Certain Underlying Funds invest in securities of companies that may be involved in a major corporate event, such as a business consolidation or restructuring. These securities may present special risk because of the high degree of uncertainty associated with such events.

■

Frequent Trading Risk – Certain Underlying Funds’ investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Underlying Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund’s return.

■

Dollar Rolls Risk – Certain Underlying Funds use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the

Underlying Fund’s portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

■

Mortgage-Backed Securities Risk – Certain Underlying Funds invest in mortgage-backed securities. The value of the Underlying Fund’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of

Columbia LifeGoal® Balanced Growth Portfolio

prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Asset-Backed Securities Risk – Certain Underlying Funds invest in asset-backed securities. The value of the Underlying Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Reinvestment Risk – Because certain Underlying Funds invest in debt securities, income from those Underlying Funds’ debt securities portfolios will decline if and when the Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Underlying Fund’s portfolio.

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Liquidity Risk – Certain Underlying Funds invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Underlying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

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Changing Distribution Levels Risk – Certain Underlying Funds are subject to changing distribution levels risk. The amount of the distributions paid by the Underlying Fund generally depends on the amount of income and/or dividends received by the Underlying Fund on the securities it holds. The Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Underlying Fund receives from its investments decline.

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Low and Below Investment Grade Securities Risk – Certain Underlying Funds invest in debt securities with the lowest investment grade rating (e.g., BBB by S&P or Fitch) or that are below investment grade (e.g., BB or below by S&P or Fitch). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

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Short Sales Risk – Certain Underlying Funds engage in short selling. A short sale generally involves the sale by the Underlying Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Underlying Fund of a security it does own. In order to short sell a common stock, the Underlying Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Underlying Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Underlying Fund. Therefore, the Underlying Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Underlying Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Underlying Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur.

Columbia LifeGoal® Balanced Growth Portfolio

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Zero-Coupon Bonds Risk – Certain Underlying Funds invest in zero-coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Underlying Fund and distributed to its shareholders.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

Columbia LifeGoal® Balanced Growth Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Portfolio’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 5.52%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	12.44%
Worst:	3rd quarter 2002:	-10.48%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Columbia LifeGoal® Balanced Growth Portfolio

Average Annual Total Return as of December 31, 2006

The table below shows the Portfolio’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table also shows the average annual returns for the Portfolio’s Class B, Class C and Class R shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Portfolio’s Class A shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index is an unmanaged index, which tracks the performance of 500 widely held large-capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market-value weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. The indices are not available for investment and do not reflect fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years/ Life of Fund(a)
Class A shares returns before taxes	5.74%	6.52%	7.26%
Class A shares returns after taxes on distributions	4.52%	5.48%	5.36%
Class A shares returns after taxes on distributions and sale of Portfolio shares	4.34%	5.13%	5.18%
Class B shares returns before taxes	6.35%	6.66%	6.69%	(b)
Class C shares returns before taxes	10.33%	6.98%	7.20%
Class R shares returns before taxes	11.85%	7.72%	7.87%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.79%	6.19%	8.42%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	4.33%	5.06%	6.24%

(a)

The Portfolio’s average annual returns shown in the table above reflect applicable sales charges. The inception dates of the Portfolio’s Class A, Class B, Class C and Class R shares are October 15, 1996, August 13, 1997, October 15, 1996 and January 23, 2006, respectively.

(b)	Performance shown for Class B shares is from August 13, 1997.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

Columbia LifeGoal® Balanced Growth Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class B, Class C and Class R shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table.

Columbia LifeGoal® Balanced Growth Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	5.00%	(b)	1.00%	(c)	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Management fees(d)	0.25%	0.25%	0.25%	0.25%
Distribution and service fees	0.25%	1.00%	1.00%	0.50%
Other expenses	—	—	—	—
Acquired fund (Underlying Fund) fees and expenses(e)	0.78%	0.78%	0.78%	0.78%
Total annual Portfolio operating expenses	1.28%	2.03%	2.03%	1.53%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)	The Portfolio pays investment advisory fees of 0.25% and does not pay an administration fee.

(e)

The figure shown here is based on amounts incurred during each Underlying Fund’s most recent shareholder report. The expense ratio of the Underlying Funds may be higher or lower depending on the portion of the Portfolio’s assets allocated to each Underlying Fund from time to time.

Columbia LifeGoal® Balanced Growth Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B, Class C or Class R shares of the Portfolio for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Portfolio’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$698	$958	$1,237	$2,031
Class B Shares
Assuming no redemption	$206	$637	$1,093	$2,166
Assuming complete redemption of shares at the end of the period	$706	$937	$1,293	$2,166
Class C Shares
Assuming no redemption	$206	$637	$1,093	$2,358
Assuming complete redemption of shares at the end of the period	$306	$637	$1,093	$2,358
Class R Shares	$156	$483	$834	$1,824

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

Columbia LifeGoal® Income and Growth Portfolio

FUNDimensions™
Columbia LifeGoal® Income and Growth Portfolio
Investment Objective:	Total return, consisting of current income and modest capital appreciation
Investment Style:	Conservative Allocation
Benchmark:	S&P 500® Index Lehman Brothers U.S. Aggregate Bond Index
Ticker Symbols:	Class A: NLGAX Class B: NLIBX Class C: NIICX Class R: CLIRX
Principal Risks:

Investment strategy risk

Allocation risk

Investing in other funds risk

Market risk

Growth securities risk

Value securities risk

Smaller company securities risk

U.S. Government obligations risk

Interest rate risk

Credit risk

Low and below investment grade securities risk

Derivatives risk

Dollar rolls risk

Mortgage-backed securities risk

Asset-backed securities risk

Foreign securities risk

Reinvestment risk

Liquidity risk

Changing distribution levels risk

Frequent trading risk

Real estate investment trusts risk

Convertible securities risk

Technology sector risk

Non-diversified mutual fund risk

Emerging market securities risk

Industry sector risk

Special situations risk

Short sales risk

Zero-coupon bonds risk

Money Market Fund risk

Municipal securities risk

Repurchase agreements risk

  Investment Objective

The Portfolio seeks total return, consisting of current income and modest capital appreciation.

  Principal Investment Strategies

Under normal circumstances, the Portfolio invests most of its assets in Class Z shares of certain Columbia Funds (Underlying Funds) that invest in government or corporate debt securities, but also invests, to a smaller extent, in shares of Underlying Funds that invest in domestic or foreign equity securities or money market instruments.

The Advisor uses asset allocation as its principal investment approach and:

■

allocates the Portfolio’s assets among Underlying Fund categories within the target asset allocations set for the Portfolio, based on the Portfolio’s investment objective and historical and projected returns for each asset class.

■

chooses individual Underlying Funds within each Underlying Fund category and the amount that will be allocated to each Underlying Fund, based on each Underlying Fund’s historical returns and the expected performance of the Underlying Funds.

■	reviews the allocations to Underlying Fund categories and individual Underlying Funds at least monthly, and may change these allocations when the Advisor believes it is appropriate to do so.

The Portfolio’s targeted allocations to each category of Underlying Funds, and the individual Underlying Funds within those categories, are as follows:

■	50-90% of the Portfolio’s assets is allocated to funds that invest in government and corporate debt securities, including Columbia Short Term Bond Fund and Columbia Total Return Bond Fund.

■

10-30% of the Portfolio’s assets is allocated to funds that invest in large-capitalization domestic equity securities, including Columbia Large Cap Value Fund, Columbia Large Cap Core Fund and Columbia Marsico Focused Equities Fund.

■	0-10% of the Portfolio’s assets is allocated to funds that invest in mid-capitalization domestic equity securities, including Columbia Mid Cap Value Fund and Columbia Mid Cap Growth Fund.

Columbia LifeGoal® Income and Growth Portfolio

■

0-10% of the Portfolio’s assets is allocated to funds that invest in small-capitalization domestic equity securities, including Columbia Small Cap Value Fund II, Columbia Small Cap Growth Fund II and Columbia Acorn USA Fund.

■

0-10% of the Portfolio’s assets is allocated to funds that invest in international/global equity securities, including Columbia International Value Fund*, Columbia Multi-Advisor International Equity Fund, Columbia Marsico International Opportunities Fund and Columbia Acorn International Fund.

■	0-10% of the Portfolio’s assets is allocated to funds that invest in convertible securities, consisting of Columbia Convertible Securities Fund.

■	0-15% of the Portfolio’s assets is allocated to funds that invest in below investment grade debt securities, consisting of Columbia High Income Fund.

■	0-20% of the Portfolio’s assets is allocated to funds that invest in money market instruments, consisting of Columbia Cash Reserves.

*	Because this Fund is closed to new investments, the Portfolio will not invest additional assets in this Fund.

The Portfolio’s target allocation for total investments in Underlying Funds that invest in domestic and foreign equity securities is 30% of the Portfolio’s assets. The actual amount of Portfolio assets invested in any Underlying Fund category, or in any individual Underlying Fund, may vary from these target allocations at any time. The Advisor may use various strategies to try to manage how much the actual amount varies, and for how long. The Advisor can modify the list of Underlying Funds in which the Portfolio is invested at any time, including by adding Underlying Funds introduced after the date of this Prospectus.

The Advisor may sell shares of an Underlying Fund to adjust the allocation of the Portfolio’s assets; if the Advisor believes that an Underlying Fund is no longer a suitable investment, or that other Underlying Funds are more attractive; to meet redemption requests; or for other reasons. When selling shares to meet redemption requests, the Advisor normally will sell a proportionate amount of the shares the Portfolio owns in each Underlying Fund.

FUNDamentals™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds typically by using an asset allocation approach. A fund of funds indirectly bears a portion of the underlying funds’ expenses, in addition to the fund of funds’ own expenses.

FUNDamentals™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes – for example, domestic equity securities, foreign securities and debt securities – in varying proportions.

The mix of asset classes and how much is invested in each is an important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

Columbia LifeGoal® Income and Growth Portfolio

  Principal Risks

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Investment Strategy Risk – The Portfolio is subject to investment strategy risk, as the Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Portfolio’s shares to lose value or may cause the Portfolio to underperform other funds with similar investment objectives.

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Allocation Risk – The Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Portfolio’s allocation among asset classes or investments will cause the Portfolio’s shares to lose value or cause the Portfolio to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

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Investing in Other Funds Risk – The performance of the Underlying Funds in which the Portfolio invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Portfolio. These transactions might also result in higher brokerage, tax or other costs for the Portfolio. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Advisor has the authority to change the Underlying Funds in which the Portfolio invests or to change the percentage of the Portfolio’s investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Advisor or its affiliates, this could result in the Advisor having a potential conflict of interest in selecting the Underlying Funds in which the Portfolio invests or in determining the percentage of the Portfolio's investments allocated to each Underlying Fund.

The Portfolio is subject indirectly to the following risks of the Underlying Funds:

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Market Risk – The Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Underlying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Underlying Fund. Accordingly, an investment in the Underlying Fund could lose money over short or even long periods. The market values of the securities the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Growth Securities Risk – Certain Underlying Funds invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

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Value Securities Risk – Certain Underlying Funds invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

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Smaller Company Securities Risk – Certain Underlying Funds invest in securities of small- or mid-capitalization companies (“smaller companies”) which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade

Columbia LifeGoal® Income and Growth Portfolio

less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

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U.S. Government Obligations Risk – Certain Underlying Funds invest in U.S. Government obligations. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

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Interest Rate Risk – Certain Underlying Funds invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Underlying Fund receives from it but will affect the value of the Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

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Credit Risk – Certain Underlying Funds are subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

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Low and Below Investment Grade Securities Risk – Certain Underlying Funds invest in debt securities with the lowest investment grade rating (e.g., BBB by S&P or Fitch) or that are below investment grade (e.g., BB or below by S&P or Fitch). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

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Derivatives Risk – Certain Underlying Funds use derivatives, which are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Underlying Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Underlying Fund’s derivative positions at times when the Underlying Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in

Columbia LifeGoal® Income and Growth Portfolio

derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

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Dollar Rolls Risk – Certain Underlying Funds use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund’s portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

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Mortgage-Backed Securities Risk – Certain Underlying Funds invest in mortgage-backed securities. The value of the Underlying Fund’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

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Asset-Backed Securities Risk – Certain Underlying Funds invest in asset-backed securities. The value of the Underlying Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to

Columbia LifeGoal® Income and Growth Portfolio

extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

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Foreign Securities Risk – Certain Underlying Funds invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

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Reinvestment Risk – Because certain Underlying Funds invest in debt securities, income from those Underlying Funds’ debt securities portfolios will decline if and when the Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Underlying Fund’s portfolio.

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Liquidity Risk – Certain Underlying Funds invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Underlying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

■	Changing Distribution Levels Risk – Certain Underlying Funds are subject to changing distribution levels risk. The amount of the distributions paid by the Underlying Fund generally depends on the amount of income and/or dividends received by the Underlying Fund on the securities it holds. The Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Underlying Fund receives from its investments decline.

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Frequent Trading Risk – Certain Underlying Funds’ investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Underlying Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund’s return.

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Real Estate Investment Trusts Risk – Certain Underlying Funds invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

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Convertible Securities Risk – Certain Underlying Funds invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common

Columbia LifeGoal® Income and Growth Portfolio

stockholders but after holders of any senior debt obligations of the company. The Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Underlying Fund’s return.

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Technology Sector Risk – Certain Underlying Funds invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

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Non-Diversified Mutual Fund Risk – Certain Underlying Funds are non-diversified, which generally means that each such Underlying Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Underlying Fund could affect the overall value of the Underlying Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Underlying Fund’s value will likely be more volatile than the value of more diversified funds.

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Emerging Market Securities Risk – Certain Underlying Funds invest in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These emerging market securities are more likely to have greater exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

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Industry Sector Risk – Certain Underlying Funds invest in securities of companies in different, but closely related, industries. These securities are considered as being in the same broad economic sector. The values of such securities in the same sector may be similarly affected by particular economic or market events, making the Underlying Fund more vulnerable to unfavorable developments in that sector than funds investing in multiple sectors. The Underlying Fund does not intend to focus on any particular sector; however, at times the Underlying Fund may invest a significant portion of its assets in a particular sector.

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Special Situations Risk – Certain Underlying Funds invest in securities of companies that may be involved in a major corporate event, such as a business consolidation or restructuring. These securities may present special risk because of the high degree of uncertainty associated with such events.

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Short Sales Risk – Certain Underlying Funds engage in short selling. A short sale generally involves the sale by the Underlying Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Underlying Fund of a security it does own. In order to short sell a common stock, the Underlying Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Underlying Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Underlying Fund. Therefore, the Underlying Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Underlying Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Underlying Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur.

Columbia LifeGoal® Income and Growth Portfolio

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Zero-Coupon Bonds Risk – Certain Underlying Funds invest in zero-coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Underlying Fund and distributed to its shareholders.

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Money Market Fund Risk – Certain Underlying Funds are money market funds, but an investment in such Underlying Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although these Underlying Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Underlying Fund.

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Municipal Securities Risk – Certain Underlying Funds invest in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Portfolio, you may be required to file an amended tax return and pay additional taxes as a result.

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Repurchase Agreements Risk – Certain Underlying Funds use repurchase agreements, which are agreements in which the seller of a security to the Underlying Fund agrees to repurchase that security from the Underlying Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Underlying Fund’s income and the value of the Portfolio’s investment in the Underlying Fund to decline.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

Columbia LifeGoal® Income and Growth Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Portfolio’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 3.63%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	7.28%
Worst:	3rd quarter 2002:	-4.35%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Columbia LifeGoal® Income and Growth Portfolio

Average Annual Total Return as of December 31, 2006

The table below shows the Portfolio’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table also shows the average annual returns for the Portfolio’s Class B, Class C and Class R shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Portfolio’s Class A shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index is an unmanaged index, which tracks the performance of 500 widely held large-capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market-value weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. The indices are not available for investment and do not reflect fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class A shares returns before taxes	2.77%	4.76%	5.64%
Class A shares returns after taxes on distributions	1.28%	3.44%	3.90%
Class A shares returns after taxes on distributions and sale of Portfolio shares	2.22%	3.45%	3.85%
Class B shares returns before taxes	3.20%	4.87%	5.06%	(b)
Class C shares returns before taxes	7.15%	5.19%	5.49%
Class R shares returns before taxes	8.81%	5.95%	6.24%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.79%	6.19%	8.42%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	4.33%	5.06%	6.24%

(a)

The Portfolio’s average annual returns shown in the table above reflect applicable sales charges. The inception dates of the Portfolio’s Class A, Class B, Class C and Class R shares are October 15, 1996, August 7, 1997, October 15, 1996 and January 23, 2006, respectively.

(b)	Performance shown for Class B shares is from August 7, 1997.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

Columbia LifeGoal® Income and Growth Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class B, Class C and Class R shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table.

Columbia LifeGoal® Income and Growth Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	5.00%	(b)	1.00%	(c)	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Management fees(d)	0.25%	0.25%	0.25%	0.25%
Distribution and service fees	0.25%	1.00%	1.00%	0.50%
Other expenses	—	—	—	—
Acquired fund (Underlying Fund) fees and expenses(e)	0.68%	0.68%	0.68%	0.68%
Total annual Portfolio operating expenses	1.18%	1.93%	1.93%	1.43%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)	The Portfolio pays investment advisory fees of 0.25% and does not pay an administration fee.

(e)

The figure shown here is based on amounts incurred during each Underlying Fund’s most recent shareholder report. The expense ratio of the Underlying Funds may be higher or lower depending on the portion of the Portfolio’s assets allocated to each Underlying Fund from time to time.

Columbia LifeGoal® Income and Growth Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B, Class C or Class R shares of the Portfolio for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Portfolio’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$688	$928	$1,187	$1,924
Class B Shares
Assuming no redemption	$196	$606	$1,042	$2,059
Assuming complete redemption of shares at the end of the period	$696	$906	$1,242	$2,059
Class C Shares
Assuming no redemption	$196	$606	$1,042	$2,254
Assuming complete redemption of shares at the end of the period	$296	$606	$1,042	$2,254
Class R Shares	$146	$452	$782	$1,713

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

Columbia LifeGoal® Income Portfolio

FUNDimensions™
Columbia LifeGoal® Income Portfolio
Investment Objective:	Current income, consistent with relative stability of principal
Investment Style:	Intermediate-Term Bond
Benchmark:	Lehman Brothers U.S. Aggregate 1-3 Years Index Blended 80% Lehman Brothers U.S. Aggregate 1-3 Years Index/20% Lehman Brothers U.S. High Yield Index
Ticker Symbols:	Class A: NLFAX Class B: NLOBX Class C: NLFCX
Principal Risks:

Investment strategy risk

Allocation risk

Investing in other funds risk

Market risk

Interest rate risk

Credit risk

U.S. Government obligations risk

Derivatives risk

Convertible securities risk

Low and below investment grade securities risk

Asset-backed securities risk

Mortgage-backed securities risk

Foreign securities risk

Real estate investment trusts risk

Dollar rolls risk

Reinvestment risk

Liquidity risk

Changing distribution levels risk

Frequent trading risk

Repurchase agreements risk

Zero-coupon bonds risk

Money Market Fund risk

Municipal securities risk

Short sales risk

Value securities risk

Smaller company securities risk

  Investment Objective

The Portfolio seeks current income, consistent with relative stability of principal.

  Principal Investment Strategies

Under normal circumstances, the Portfolio invests a majority of its assets in Class Z shares of certain Columbia Funds (Underlying Funds) that invest in government or corporate debt securities, but also may invest in shares of Underlying Funds that invest in domestic equity securities, other debt securities or money market instruments, as well as directly in individual securities.

The Advisor uses asset allocation as its principal investment approach and:

■

allocates the Portfolio’s assets among Underlying Fund and individual securities categories within the target asset allocations set for the Portfolio, based on the Portfolio’s investment objective and historical and projected returns for each asset class.

■

chooses individual Underlying Funds and individual securities within each category and the amount that will be allocated to each Underlying Fund and individual security, based on each Underlying Fund’s or individual security’s historical returns and the expected performance of the Underlying Funds or individual securities.

■

reviews the allocations to Underlying Fund and individual securities categories and individual Underlying Funds on an ongoing basis, and may change these allocations when the Advisor believes it is appropriate to do so.

The Portfolio’s targeted allocations to each category of Underlying Funds and individual securities, and the individual Underlying Funds and individual securities within those categories, are as follows:

■

0-100% of the Portfolio’s assets is allocated to funds that invest in government and corporate debt securities, including Columbia Short Term Bond Fund, Columbia Core Bond Fund, Columbia Total Return Bond Fund, Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio.

Columbia LifeGoal® Income Portfolio

■	0-35% of the Portfolio’s assets is allocated to funds that invest in below investment grade debt securities, consisting of Columbia High Income Fund.

■	0-35% of the Portfolio’s assets is allocated to funds that invest in money market instruments, consisting of Columbia Cash Reserves.

■	0-20% of the Portfolio’s assets is allocated to funds that invest in convertible securities, consisting of Columbia Convertible Securities Fund.

■	0-20% of the Portfolio’s assets is allocated to fund that invest in equity securities, including Columbia Large Cap Value Fund, Columbia Mid Cap Value Fund and Columbia Small Cap Value Fund II.

■

0-100% of the Portfolio’s assets is allocated to individual securities, including, without limitation, money market instruments, investment grade debt securities, mortgage- and other asset-backed securities, below investment grade debt securities, international debt securities, income-oriented equity securities, convertible securities and real estate investment trusts (or REITs).

The Advisor invests at least 50% of the Portfolio’s assets in investment grade debt securities (either through an Underlying Fund or through individual securities). The Advisor invests no more than 30% of the Portfolio’s assets in a combination of income-oriented equity securities and REITs, but does not invest more than 20% of the Portfolio’s assets in REITs.

The actual amount of Portfolio assets invested in any Underlying Fund or individual security category, or in any individual Underlying Fund or individual security, may vary from these target allocations at any time. The Advisor may use various strategies to try to manage how much the actual amount varies, and for how long. The Advisor can modify the list of Underlying Funds in which the Portfolio is invested at any time, including by adding Underlying Funds introduced after the date of this Prospectus.

The Portfolio may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Portfolio may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Portfolio also may invest in private placements to seek to enhance yield.

The Advisor may sell shares of an Underlying Fund or individual security to adjust the allocation of the Portfolio’s assets; if the Advisor believes that an Underlying Fund or individual security is no longer a suitable investment, or that other Underlying Funds or individual securities are more attractive; to meet redemption requests; or for other reasons. When selling shares to meet redemption requests, the Advisor normally will sell a proportionate amount of the shares the Portfolio owns in each Underlying Fund.

FUNDamentals™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds typically by using an asset allocation approach. A fund of funds indirectly bears a portion of the underlying funds’ expenses, in addition to the fund of funds’ own expenses.

FUNDamentals™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes – for example, domestic equity securities, foreign securities and debt securities – in varying proportions.

The mix of asset classes and how much is invested in each is an important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

Columbia LifeGoal® Income Portfolio

FUNDamentals™

International Equity Funds

International equity funds invest primarily in equity securities of companies outside of the United States.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities involve special risks not associated with investing in the U.S. stock market.

International equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio,

■  are not looking for a regular stream of income, and

■  are prepared to accept the risks associated with foreign securities.

FUNDamentals™

Convertible Securities

Convertible securities, which include convertible bonds and convertible preferred stocks, can be exchanged for common stock at a specified rate. The common stock it converts to is called the “underlying” common stock.

Convertible securities typically:

■  have higher income potential than the underlying common stock,

■  are affected less by changes in the stock market than the underlying common stock, and

■   have the potential to change in value if the value of the underlying common stock changes.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, collateralized debt obligations, and other types of consumer loans or lease receivables.

Columbia LifeGoal® Income Portfolio

  Principal Risks

■

Investment Strategy Risk – The Portfolio is subject to investment strategy risk, as the Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Portfolio’s shares to lose value or may cause the Portfolio to underperform other funds with similar investment objectives.

■

Allocation Risk – The Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Portfolio’s allocation among asset classes or investments will cause the Portfolio’s shares to lose value or cause the Portfolio to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

■

Investing in Other Funds Risk – The performance of the Underlying Funds in which the Portfolio invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Portfolio. These transactions might also result in higher brokerage, tax or other costs for the Portfolio. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Advisor has the authority to change the Underlying Funds in which the Portfolio invests or to change the percentage of the Portfolio’s investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Advisor or its affiliates, this could result in the Advisor having a potential conflict of interest in selecting the Underlying Funds in which the Portfolio invests or in determining the percentage of the Portfolio's investments allocated to each Underlying Fund.

The Portfolio is subject directly to the extent it invests in individual securities and indirectly to the extent it invests in Underlying Funds to the following risks:

■	Market Risk – The Portfolio and Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Portfolio and

Underlying Fund hold will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Portfolio or Underlying Fund. Accordingly, an investment in the Portfolio or Underlying Fund could lose money over short or even long periods. The market values of the securities the Portfolio or Underlying Fund hold also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Interest Rate Risk – The Portfolio and certain Underlying Funds invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Portfolio or Underlying Fund receives from it but will affect the value of the Portfolio’s or Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – The Portfolio and certain Underlying Funds are subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio or Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

U.S. Government Obligations Risk – The Portfolio and certain Underlying Funds invest in U.S. Government obligations. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally

Columbia LifeGoal® Income Portfolio

have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Derivatives Risk – The Portfolio and certain Underlying Funds use derivatives, which are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Portfolio’s or Underlying Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Portfolio’s or Underlying Fund’s derivative positions at times when the Portfolio or Underlying Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Portfolio or Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Convertible Securities Risk – The Portfolio and certain Underlying Funds invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Portfolio or Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Portfolio’s or Underlying Fund’s return.

■

Low and Below Investment Grade Securities Risk – The Portfolio and certain Underlying Funds invest in debt securities with the lowest investment grade rating (e.g., BBB by S&P or Fitch) or that are below investment grade (e.g., BB or below by S&P or Fitch). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

■

Asset-Backed Securities Risk – The Portfolio and certain Underlying Funds invest in asset-backed securities. The value of the Portfolio’s or Underlying Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any

Columbia LifeGoal® Income Portfolio

supporting letters of credit, surety bonds or other credit enhancements. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Portfolio or Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Mortgage-Backed Securities Risk – The Portfolio and certain Underlying Funds invest in mortgage-backed securities. The value of the Portfolio’s or Underlying Fund’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Portfolio or Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Foreign Securities Risk – The Portfolio and certain Underlying Funds invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Portfolio or Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Portfolio or Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

Columbia LifeGoal® Income Portfolio

■

Real Estate Investment Trusts Risk – The Portfolio and certain Underlying Funds invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Portfolio’s or Underlying Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

■

Dollar Rolls Risk – The Portfolio and certain Underlying Funds use dollar rolls, which are transactions in which the Portfolio or Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Portfolio or Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Portfolio’s or Underlying Fund’s portfolio turnover rate. If the Portfolio or Underlying Fund reinvests the proceeds of the security sold, the Portfolio or Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

■

Reinvestment Risk – Because the Portfolio and certain Underlying Funds invest in debt securities, income from the Portfolio’s and those Underlying Funds’ debt securities portfolios will decline if and when the Portfolio or Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Portfolio’s or Underlying Fund’s portfolio.

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Liquidity Risk – The Portfolio and certain Underlying Funds invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Portfolio or Underlying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

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Changing Distribution Levels Risk – The Portfolio and certain Underlying Funds are subject to changing distribution levels risk. The amount of the distributions paid by the Portfolio or Underlying Fund generally depends on the amount of income and/or dividends received by the Portfolio or Underlying Fund on the securities it holds. The Portfolio or Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Portfolio or Underlying Fund receives from its investments decline.

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Frequent Trading Risk – Certain Underlying Funds’ investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Underlying Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund’s return.

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Repurchase Agreements Risk – The Portfolio and certain Underlying Funds use repurchase agreements, which are agreements in which the seller of a security to the Portfolio or Underlying Fund agrees to repurchase that security from the Portfolio or Underlying Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Portfolio’s or Underlying Fund’s income and the value of your investment in the Portfolio or, indirectly, the Underlying Fund to decline.

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Zero-Coupon Bonds Risk – The Portfolio and certain Underlying Funds invest in zero-coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Portfolio or Underlying Fund and distributed to its shareholders.

Columbia LifeGoal® Income Portfolio

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Money Market Fund Risk – Certain Underlying Funds are money market funds, but an investment in such Underlying Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although these Underlying Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Underlying Fund.

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Municipal Securities Risk – The Portfolio and certain Underlying Funds invest in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Portfolio, you may be required to file an amended tax return and pay additional taxes as a result.

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Short Sales Risk – The Portfolio and certain Underlying Funds engage in short selling. A short sale generally involves the sale by the Portfolio or Underlying Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Portfolio or Underlying Fund of a security it does own. In order to short sell a common stock, the Portfolio or Underlying Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Portfolio or Underlying Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Portfolio or Underlying Fund. Therefore, the Portfolio or Underlying Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Portfolio or Underlying Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Portfolio or Underlying Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur.

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Value Securities Risk – The Portfolio and certain Underlying Funds invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Columbia LifeGoal® Income Portfolio

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Smaller Company Securities Risk – The Portfolio and certain Underlying Funds invest in securities of small- or mid-capitalization companies (“smaller companies”) which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

Columbia LifeGoal® Income Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Portfolio’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 2.12%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2006:	2.63%
Worst:	2nd quarter 2004:	-1.04%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

Columbia LifeGoal® Income Portfolio

Average Annual Total Return as of December 31, 2006

The table below shows the Portfolio’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table also shows the average annual returns for the Portfolio’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Portfolio’s Class A shares. The table compares the Portfolio’s returns for each period with those of the Lehman Brothers U.S. Aggregate 1-3 Years Index, an index of publicly-issued investment-grade corporate, U.S. Treasury and U.S. Government agency securities with remaining maturities of one to three years. The blend is 80% Lehman Brothers U.S. Aggregate 1-3 Years Index and 20% Lehman Brothers U.S. High Yield Index. Lehman Brothers High Yield Index is an index of fixed-rate, non-investment-grade bonds with at least one year remaining to maturity. The indices are not available for investment and do not reflect fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class A shares returns before taxes	2.67%	3.71%
Class A shares returns after taxes on distributions	1.15%	2.24%
Class A shares returns after taxes on distributions and sale of Portfolio shares	1.72%	2.31%
Class B shares returns before taxes	2.38%	3.70%
Class C shares returns before taxes	4.39%	3.95%
Lehman Brothers U.S. Aggregate 1-3 Years Index (reflects no deductions for fees, expenses or taxes)	5.71%	4.17	%(b)
Blended 80% Lehman Brothers U.S. Aggregate 1-3 Years Index/20% Lehman Brothers U.S. High Yield Index (reflects no deductions for fees, expenses or taxes)	4.34%	2.69	%(b)

(a)

The Portfolio’s average annual returns shown in the table above reflect applicable sales charges. The inception dates of the Portfolio’s Class A, Class B and Class C shares are September 4, 2003, September 4, 2003 and September 5, 2003, respectively.

(b)	The performance for the indices shown is from August 31, 2003.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

Columbia LifeGoal® Income Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class B, Class C and Class R shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

    America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table.

Columbia LifeGoal® Income Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	5.00%	(b)	1.00%	(c)

	Class A Shares		Class B Shares		Class C Shares
Management fees(d)(e)	0.29%		0.29%		0.29%
Distribution and service fees	0.25%		1.00%		1.00%
Other expenses	0.67%		0.67%		0.67%
Acquired fund (Underlying Fund) fees and expenses(f)	0.52%		0.52%		0.52%
Total annual Portfolio operating expenses	1.73%		2.48%		2.48%
Fee waivers and/or reimbursements	(0.54%	)	(0.54%	)	(0.54%	)
Total net expenses(g)	1.19%		1.94%		1.94%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)	The Portfolio pays investment advisory fees of 0.06% and an administration fee of 0.23%.

(e)

The Advisor has implemented a schedule for the Portfolio’s advisory fees whereby the Portfolio pays 0.00% on its assets that are invested in Underlying Funds (excluding the Corporate Bond Portfolio and the Mortgage- and Asset-Backed Portfolio) and pays 0.50% on its assets that are invested in individual securities, the Corporate Bond Portfolio and the Mortgage- and Asset-Backed Portfolio. The Advisor has also contractually agreed to waive 0.10% of advisory fees payable to it on the Portfolio’s assets that are invested in individual securities, the Corporate Bond Portfolio and the Mortgage- and Asset-Backed Portfolio until July 31, 2008. The Administrator has contractually agreed to waive 0.10% of administration fees payable to it on the Portfolio’s assets that are invested in Underlying Funds (excluding the Corporate Bond Portfolio and the Mortgage- and Asset-Backed Portfolio) until July 31, 2008.

(f)

The figure shown here is based on amounts incurred during each Underlying Fund’s most recent shareholder report. The expense ratio of the Underlying Funds may be higher or lower depending on the portion of the Portfolio’s assets allocated to each Underlying Fund from time to time.

(g)

The Advisor has contractually agreed to bear a portion of the Portfolio’s expenses such that ordinary operating expenses (excluding distribution and service fees, interest, fees on borrowings and expenses associated with the Portfolio’s investments in other investment companies) do not exceed 0.42% annually through July 31, 2008.

Columbia LifeGoal® Income Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B or Class C shares of the Portfolio for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Portfolio’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Portfolio Operating Expenses table above expire on July 31, 2008 they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$442	$801	$1,184	$2,256
Class B Shares
Assuming no redemption	$197	$721	$1,272	$2,590
Assuming complete redemption of shares at the end of the period	$497	$921	$1,272	$2,590
Class C Shares
Assuming no redemption	$197	$721	$1,272	$2,775
Assuming complete redemption of shares at the end of the period	$297	$721	$1,272	$2,775

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

Additional Portfolio Investment Strategies and Policies

This section describes certain strategies and policies that each Portfolio may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Portfolios.

Changing the Portfolios’ Investment Objective and Policies

Each Portfolio’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

Each Portfolio may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. Each Portfolio may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Affiliated Funds

The Advisor has the authority to select the Underlying Funds in which each Portfolio invests its assets. The Advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The Advisor may be subject to a conflict of interest in selecting Underlying Funds for a Portfolio because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as a fiduciary to each Portfolio, the Advisor has a duty to act in the best interest of each Portfolio in selecting Underlying Funds.

Investing in Columbia Money Market Funds

Each Portfolio may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Portfolios for services provided directly.

Lending Securities

Each Portfolio may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. A Portfolio may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Portfolio portfolio securities is available in the SAI. Each Portfolio discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Portfolio files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Each Portfolio’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

Investing Defensively

Each Portfolio may from time to time take temporary defensive investment positions that are inconsistent with the Portfolio’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. Each Portfolio may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Portfolio’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Additional Portfolio Investment Strategies and Policies

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Portfolios generally buy securities for capital appreciation, investment income or both. However, the Portfolios may sell securities regardless of how long they’ve been held. You’ll find each Portfolio’s historical portfolio turnover rates in the Financial Highlights.

Underlying Funds Summary

The table starting below provides a brief overview of the investment objectives and principal investments of the Underlying Funds in which the Portfolios invest. The Portfolios invest in the Underlying Funds in varying proportions.

You’ll find more detailed information about each Underlying Fund’s investment strategies and risks in its prospectus and SAI. Refer to www.columbiafunds.com or contact your financial advisor for details.

The Underlying Funds

	Investment Objectives	Principal Investment Strategies
Funds investing in large-capitalization domestic equity securities
Columbia Large Cap Value Fund	■ The Fund seeks long-term capital appreciation.

■ Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 1000 Value® Index at the time of purchase (between $867 million and $468.5 billion as of May 31, 2007), that the Advisor believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of total assets in foreign securities. The Fund also may invest in real estate investment trusts.

Columbia Large Cap Core Fund	■ The Fund seeks long-term capital appreciation.

■ The Fund invests all or substantially all of its assets in Columbia Large Cap Core Master Portfolio, which has the same investment objective as the Fund. Under normal circumstances, the Master Portfolio invests at least 80% of net assets in securities of companies that have market capitalizations in the range of the companies in the Standard & Poor’s (S&P) 500® Index at the time of purchase (between $1.6 billion and $472.5 billion as of June 30, 2007). The Master Portfolio may invest up to 20% of total assets in foreign securities. The Master Portfolio normally invests in common stocks, preferred stocks and convertible securities like warrants and rights. The Master Portfolio also may invest in exchange-traded funds.

Underlying Funds Summary

The Underlying Funds

	Investment Objectives	Principal Investment Strategies
Columbia Marsico Focused Equities Fund	■ The Fund seeks long-term growth of capital.

■ The Fund invests all or substantially all of its assets in Columbia Marsico Focused Equities Master Portfolio, which has the same investment objective as the Fund. Under normal circumstances, the Master Portfolio invests at least 80% of net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $4 billion or more at the time of purchase. The Master Portfolio, which is non-diversified, generally will hold a core position of between 20 and 30 common stocks that are believed to have potential for long-term growth. The number of securities held by the Master Portfolio occasionally may exceed this range, such as when the Master Portfolio is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Master Portfolio may invest up to 25% of total assets in foreign securities.

Funds investing in mid-capitalization domestic equity securities
Columbia Mid Cap Value Fund	■ The Fund seeks long-term capital appreciation.

■ Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of U.S. companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index at the time of purchase (between $1.3 billion and $29.9 billion as of May 31, 2007), that the Advisor believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of total assets in foreign securities. The Fund also may invest in real estate investment trusts.

Columbia Mid Cap Growth Fund	■ The Fund seeks significant capital appreciation.

■ In seeking to achieve its investment goal, the Fund will invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap® Index. The Fund may also invest up to 20% of its net assets in small-cap and large-cap companies, as compared to the Russell Midcap® Index, when the Advisor believes they offer comparable capital appreciation opportunities or may help stabilize the portfolio.

Underlying Funds Summary

The Underlying Funds

	Investment Objectives	Principal Investment Strategies
Funds investing in small-capitalization domestic equity securities
Columbia Small Cap Value Fund II	■ The Fund seeks long-term capital appreciation.

■ Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of U.S. companies that have market capitalizations in the range of the companies in the Russell 2000 Value® Index at the time of purchase (between $15 million and $4.9 billion as of May 31, 2007), that the Advisor believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of total assets in foreign securities. The Fund also may invest in real estate investment trusts.

Columbia Small Cap Growth Fund II	■ The Fund seeks long-term growth of capital.

■ The Fund invests all or substantially all of its assets in Columbia Small Cap Growth Master Portfolio, which pursues its investment objective by investing primarily in equity securities and has the same investment objective as the Fund. Under normal circumstances, the Master Portfolio invests at least 80% of net assets in securities of companies that have market capitalizations in the range of companies in the Russell 2000 Growth® Index at the time of purchase (between $7 million and $3.3 million as of June 30, 2007). The Master Portfolio may invest up to 20% of net assets in foreign securities.

Columbia Acorn USA Fund	■ The Fund seeks to provide long-term growth of capital.

■ The Fund invests generally in stocks of small- and medium-sized U.S. companies. The Fund generally invests in the stocks of U.S. companies with capitalizations of less than $5 billion at the time of initial purchase. As long as a stock continues to meet the Fund’s other investment criteria, the Fund may choose to hold a stock even if the issuing company’s capitalization grows beyond a $5 billion capitalization.

Underlying Funds Summary

The Underlying Funds

	Investment Objectives	Principal Investment Strategies
Funds investing in international/global equity securities
Columbia International Value Fund*	■ The Fund seeks long-term capital appreciation.

■ The Fund invests all or substantially all of its assets in Columbia International Value Master Portfolio, which has the same investment objective as the Fund. Under normal circumstances, the Master Portfolio invests at least 65% of total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Master Portfolio typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Master Portfolio invests primarily in foreign equity securities, either directly or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

* Because this Fund is closed to new investments, no Portfolio will invest additional assets in this Fund.

Columbia Multi-Advisor International Equity Fund	■ The Fund seeks long-term capital growth.

■ Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of established companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in securities of companies outside of the United States. Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities involve special risks not associated with investing in the U.S. stock market.

Columbia Marsico International Opportunities Fund	■ The Fund seeks long-term growth of capital.

■ Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of foreign companies. The Fund may invest in companies of any size throughout the world that are selected for their long-term growth potential.

Columbia Acorn International Fund	■ The Fund seeks to provide long-term growth of capital.

■ The Fund invests generally in stocks of non-U.S. small- and medium-sized companies. The Fund generally invests in the stocks of companies based outside the United States with capitalizations of less than $5 billion at the time of initial purchase. As long as a stock continues to meet the Fund’s other investment criteria, the Fund may choose to hold a stock even if the issuing company’s capitalization grows beyond a $5 billion capitalization.

Underlying Funds Summary

The Underlying Funds

	Investment Objectives	Principal Investment Strategies
Funds investing in government and corporate debt securities
Columbia Short Term Bond Fund	■ The Fund seeks current income, consistent with minimal fluctuation of principal.

■ Under normal circumstances, the Fund invests at least 80% of net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 65% of total assets in securities that, at the time of purchase, are investment grade debt securities or unrated securities determined by the Advisor to be of comparable quality. Under normal circumstances, the Fund’s dollar-weighted average effective maturity will be three years or less.

Columbia Total Return Bond Fund	■ The Fund seeks total return, consisting of current income and capital appreciation.

■ Under normal circumstances, the Fund invests at least 80% of net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund normally invests at least 65% of total assets in investment grade securities. The Fund may invest in unrated securities determined by the Advisor to be of comparable quality to investment grade securities at the time of purchase. Under normal circumstances, the Fund’s dollar-weighted average effective maturity will be between three and ten years.

Columbia Core Bond Fund	■ The Fund seeks total return, consisting of current income and capital appreciation.

■ Under normal circumstances, the Fund invests at least 80% of net assets in debt securities of investment grade quality. The Fund invests in debt securities issued by the U.S. Government and its agencies and corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests in money market instruments, including commercial paper and obligations of U.S. and foreign banks. The Fund may invest in unrated securities determined by the Advisor, at the time of purchase, to be of comparable quality to investment grade securities. Under normal circumstances, the Fund’s dollar-weighted average effective maturity will vary over time depending on current market and economic conditions.

Underlying Funds Summary

The Underlying Funds

	Investment Objectives	Principal Investment Strategies
Corporate Bond Portfolio	■ The Portfolio seeks total return, consisting of current income and capital appreciation.

■  Under normal circumstances, the Portfolio invests at least 80% of net assets in corporate debt securities (rated BBB or better by Standard & Poor’s (S&P)), including asset-backed securities and dollar denominated foreign securities. The Portfolio may invest up to 20% of net assets in U.S. Treasury obligations or other U.S. Government obligations, preferred stocks and convertible securities. The Portfolio also may invest in unrated securities determined by the Advisor to be of comparable quality to investment grade securities at the time of purchase. Under normal circumstances, the Portfolio’s dollar-weighted average effective maturity will be between five and fifteen years and its duration will be between four and seven years.

Mortgage- and Asset-Backed Portfolio	■ The Portfolio seeks total return, consisting of current income and capital appreciation.

■  Under normal circumstances, the Portfolio invests at least 80% of net assets in mortgage-related securities or other asset-backed securities. The Portfolio may invest up to 20% of net assets in U.S. Treasury obligations or other U.S. Government obligations. All investments in mortgage- and other asset-backed securities normally will be rated investment grade by one or more nationally recognized statistical rating agencies or unrated securities determined by the Advisor to be of comparable quality at the time of purchase. Under normal circumstances, the Portfolio’s dollar-weighted effective duration will be between one and five years.

Funds investing in convertible securities
Columbia Convertible Securities Fund	■ The Fund seeks total return, consisting of capital appreciation and current income.

■  Under normal circumstances, the Fund invests at least 80% of net assets in convertible securities. The Fund may invest up to 15% of total assets in Eurodollar convertible securities and up to 20% of total assets in foreign securities. Convertible securities tend to have credit ratings that are below investment grade or are unrated. The Fund also may invest in other equity securities.

Underlying Funds Summary

The Underlying Funds

	Investment Objectives	Principal Investment Strategies
Funds investing in below investment grade securities
Columbia High Income Fund	■ The Fund seeks total return, consisting of a high level of income and capital appreciation.

■ The Fund invests all or substantially all of its assets in the Master Portfolio, which has the same investment objective as the Fund. Under normal circumstances, the Master Portfolio invests at least 80% of net assets in domestic and foreign corporate below investment grade securities. These securities generally will be, at the time of purchase, rated “BB” or below by Standard & Poor’s Corporation (S&P) or unrated but determined by the Advisor to be of comparable quality. The Master Portfolio invests primarily in domestic corporate below investment grade securities (including private placements), U.S. dollar-denominated foreign corporate below investment grade securities (including private placements), zero-coupon bonds and U.S. Government obligations. The Master Portfolio may invest up to 20% of its assets in equity securities that may include convertible securities. The Master Portfolio is not managed to a specific duration.

Funds investing in money market instruments
Columbia Cash Reserves	■ The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

■ The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

Management of the Portfolios

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Portfolios and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Portfolios, determining what securities and other investments the Portfolios should buy or sell and executing the Portfolios’ portfolio transactions. Although the Advisor is responsible for the investment management of the Portfolios, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Portfolios’ investments.

The Portfolios pay the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Portfolio and is paid monthly. For the Portfolios’ most recent fiscal year, the amount of aggregate advisory fees paid to the Advisor by each Portfolio is shown in the following chart.

Annual Advisory Fee, as a % of Average Daily Net Assets

Columbia LifeGoal® Growth Portfolio	0.25%
Columbia LifeGoal® Balanced Growth Portfolio	0.25%
Columbia LifeGoal® Income and Growth Portfolio	0.25%
Columbia LifeGoal® Income Portfolio	0.06%	*

*	The actual advisory fees charged to the Portfolio are based on a weighted average of the underlying assets of the Portfolio. The Portfolio pays 0.00% on its assets that are invested in Underlying Funds (excluding the Corporate Bond Portfolio and the Mortgage- and Asset-Backed Portfolio) and pays 0.50% on its assets that are invested in individual securities, the Corporate Bond Portfolio and the Mortgage- and Asset-Backed Portfolio.

A discussion regarding the basis for the Board’s approval of the Portfolios’ investment advisory agreement with the Advisor is available in the Portfolios’ annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Portfolios. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating each Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Portfolios change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Portfolios to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Portfolios to act on many of the Advisor’s recommendations with approval only by the Board and not by Portfolio shareholders. The Advisor or the Portfolios would inform the Portfolios’ shareholders of any actions taken in reliance on this relief. Until the Advisor and the Portfolios obtain this relief, the Portfolios will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

Management of the Portfolios

Portfolio Manager

Vikram Kuriyan, head of the Advisor’s Quantitative Strategies Group, is the portfolio manager responsible for making the day-to-day investment decisions for each Portfolio. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolios.

Vikram J. Kuriyan, PhD

Service with each Portfolio since August 2004

Investment management experience since 1986

Managing Director of the Advisor since 2000.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Portfolios, including the general supervision of the Portfolios’ operations, coordination of the Portfolios’ service providers, and the provision of office facilities and related clerical and administrative services.

The Administrator does not currently receive any fees for the administrative services it provides to the Portfolios, except for Columbia LifeGoal Income Portfolio. Columbia LifeGoal Income Portfolio pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Portfolio’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia LifeGoal Income Portfolio	0.23%

The Distributor

Shares of the Portfolios are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Portfolios pay the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Portfolios’ behalf.

Management of the Portfolios

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Portfolios – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Portfolios for which they are compensated. Bank of America and its affiliates also may provide other services to the Portfolios and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Portfolios. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Portfolios.

Conflicts of interest and limitations that could affect the Portfolios may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Portfolios and the sale of their shares;

■	the allocation of, and competition for, investment opportunities among the Portfolios and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Portfolios and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Portfolios invest; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Portfolios.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Portfolios and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Portfolios should carefully review these disclosures and consult with their financial advisor if they have any questions.

Management of the Portfolios

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States

Management of the Portfolios

District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Portfolios offer four classes of shares in this prospectus: Class A, Class B, Class C and Class R shares. The Portfolios may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B, Class C and Class R shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Portfolios’ share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	There is no minimum initial investment, but Class R shares are available only through eligible retirement plans and health savings accounts.
Investment Limits	none	up to $50,000 (based on aggregate account value)(b)	up to $1,000,000	none
Conversion Features	none	convert to Class A shares eight years after purchase	none	none
Front-End Sales Charges(c)	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none	none
Contingent Deferred Sales Charges (CDSCs)(c)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase	none
Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee	0.50% distribution fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)

If you hold Class B shares of a Portfolio and your account has a value of less than $50,000, you may purchase additional shares of the Portfolio in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Portfolio will be invested in Class A shares of the Portfolio, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(c)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by a Portfolio every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, each Portfolio will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00%(c)(d)

(a)	Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Portfolio shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Portfolios will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 5.75% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Portfolios will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

Choosing a Share Class

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Portfolios’ distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Portfolios.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted.

■	Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Portfolios’ distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class R Shares – Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares or a CDSC when you sell your Class R shares. Class R shares are only available for purchase through certain eligible retirement plans and health savings accounts. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Portfolios. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares, according to the following schedule:

Class R Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Portfolios’ distribution plan. See Choosing a Share Class – Distribution and Service Fees for details.

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Portfolios. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Portfolios will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Portfolios will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Portfolios are not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Portfolios at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Portfolios, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Portfolio shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Portfolios. This could happen because of the way in which you originally invested in the Portfolios, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Portfolios may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Portfolios have adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Portfolios’ assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Portfolios and providing services to investors. Because the fees are paid out of the Portfolios’ assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%
Class R	0.50%	(b)	—	(b)	0.50%	(b)

(a)	The Portfolios’ Class A shares pay a combined distribution and service fee pursuant to the Portfolios’ combined distribution and shareholder servicing plan for Class A shares.

(b)	The Portfolios’ Class R shares pay a distribution fee pursuant to the Portfolios’ distribution plan for Class R shares. The Portfolios do not have a shareholder servicing plan for Class R shares.

The Portfolios will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Portfolios may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Columbia Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Portfolio attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Portfolios.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of each Portfolio’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of each Portfolio’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Portfolios to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of each Portfolio’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Portfolios are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Portfolios. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Portfolios or a particular share class over others. See Management of the Portfolios – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is a Portfolio’s next determined net asset value (or NAV) per share for a given share class. The Portfolios calculates the net asset value per share for each class of the Portfolios at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Portfolio’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of each Portfolio’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Portfolios. The Portfolios use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Portfolios will determine the price of the security held by the Portfolio based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, a Portfolio may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Portfolio’s share price is calculated. Foreign exchanges typically close before the time at which Portfolio share prices are calculated, and may be closed altogether on some days when the Portfolios are open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Portfolios use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Portfolio shares. However, when the Portfolios use fair valuation to price securities, they may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause a Portfolio’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Portfolio’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Portfolios have retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Portfolios could change on days when Portfolio shares cannot be bought or sold.

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Portfolios may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Portfolios’ net asset value is not calculated and the Portfolios do not accept buy or sell orders. However, the value of a Portfolio’s assets may still be affected on such days to the extent that a Portfolio holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Class R Shares

Remember that Class R shares are only available for purchase, sale or exchange through eligible retirement plans and health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates. Your retirement plan or health savings account administrator or selling and/or servicing agent is responsible for sending your orders to the Transfer Agent or your selling and/or servicing agent, ensuring that we receive your money on time, ensuring that you receive any sale proceeds on time, and recording and reporting your beneficial ownership of shares of the Portfolios. Contact your retirement plan or health savings account administrator for details.

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Portfolios and their agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Portfolios to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Portfolios may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Portfolios are unable to verify your identity after your account is open, the Portfolios reserve the right to close your account or take other steps as deemed reasonable. The Portfolios shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Columbia Fund you own separately from any other account of the Columbia Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Columbia Fund you own separately from any other account of the Columbia Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Columbia Fund by any amounts it collects from the assessment of this fee. For Columbia Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Columbia Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Buying, Selling and Exchanging Shares

Columbia Funds reserves the right to change the minimum investment requirements for any Columbia Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Columbia Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Portfolio shares could prevent the Portfolios from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Portfolio shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Portfolios’ performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Portfolios are intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Columbia Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Portfolios discourages and does not accommodate excessive trading.

The Portfolios reserve the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Portfolios may in their discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Portfolios or their agents determine that accepting the order could interfere with efficient management of the Portfolios or is otherwise contrary to the Portfolios’ best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Portfolio detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Portfolio followed by a sale or exchange out of the Portfolio. A “material” round trip is one that is deemed by the Portfolio to be material in terms of its amount or its potential detrimental impact on the Portfolio.

Independent of this limit, the Portfolios may, in their discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Portfolios using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Portfolios retain the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Portfolios take various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the

Buying, Selling and Exchanging Shares

Portfolios receive buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Portfolios’ ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Portfolios’ efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Portfolios seek to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Portfolios’ long-term shareholders and may create the following adverse effects:

■	negative impact on the Portfolios’ performance;

■	potential dilution of the value of the Portfolios’ shares;

■

interference with the efficient management of the Portfolios’ portfolios, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Portfolios’ remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that a Portfolio invests significantly in foreign securities traded on markets that close before the Portfolio’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Portfolio’s valuation time that influence the value of foreign securities, investors may seek to trade Portfolio shares in an effort to benefit from their understanding of the value of foreign securities as of the Portfolio’s valuation time. This is often referred to as price arbitrage. The Portfolios have adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Portfolios believe to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Portfolios’ shares held by other shareholders.

Similarly, to the extent that a Portfolio invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Portfolio’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Portfolio may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Portfolio shares held by other shareholders.

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact Columbia Funds or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

There is no minimum initial investment for Class R shares.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B, Class C or Class R shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Portfolio on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Portfolios at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Portfolios by wiring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Portfolios by electronically transferring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Buying, Selling and Exchanging Shares

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class B, Class C and Class R shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

■

The Portfolios reserve the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Portfolios will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Portfolios. The Portfolios don’t issue certificates.

Selling Shares

When you sell your shares, the Portfolio is effectively buying them back from you. This is called a redemption.

Remember that Class R shares can only be sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of Class R shares, contact your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Portfolios and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Portfolios is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Portfolios reserve the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event a Portfolio makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted

Buying, Selling and Exchanging Shares

from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of a Portfolio to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Portfolios by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Portfolios at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

Buying, Selling and Exchanging Shares

■	The Portfolios may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Portfolios intend to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Portfolios won’t have to pay any federal income tax on undistributed income and gains. Each Portfolio intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, each Portfolio will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Portfolios may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Portfolios usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Portfolios generally pay cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

Each Portfolio will automatically reinvest distributions in additional shares of the same share class of the Portfolio unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Portfolio shares shortly before a Portfolio makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Portfolios’ distribution schedule above before you invest.

Similarly, if you buy shares of a Portfolio when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. The Portfolios may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of a Portfolio when it has capital loss carryforwards, the Portfolio may have the ability to offset future capital gains realized by the Portfolio that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

Distributions and Taxes

Taxes and Your Investment

Each Portfolio will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

Each Portfolio intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, a Portfolio’s failure to qualify as a regulated investment company would result in portfolio level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of a Portfolio.

■

Distributions of a Portfolio’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of a Portfolio’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long a Portfolio has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Portfolio shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to a Portfolio’s dividends received from certain U.S. and foreign corporations, as long as the Portfolio meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Portfolio shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Portfolio shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Portfolio shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

Each Portfolio is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Portfolio that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Portfolio that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Portfolios. It is not intended as a substitute for careful tax planning. Your investment in the Portfolios may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Portfolio shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolios, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

Financial Highlights

The financial highlights tables are designed to help you understand how the each Portfolio has performed for the past five fiscal years, or if shorter, the Portfolio’s period of operations. Certain information reflects financial results for a single Portfolios share. The total return line indicates how much an investment in each Portfolio would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Portfolios’ financial statements, is included in the Portfolios’ annual report. The independent registered public accounting firm’s report and the Portfolios’ financial statements are also incorporated by reference into the SAI.

Columbia LifeGoal® Growth Portfolio – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006(a)	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$13.92	$12.19	$11.28	$7.82	$10.68
Income from Investment Operations
Net Investment Income(b)(c)	0.13	0.05	0.04	0.02	0.02
Net Realized and Unrealized Gain (Loss) on Investments	1.32	2.34	0.95	3.46	(2.87)
Total from Investment Operations	1.45	2.39	0.99	3.48	(2.85)
Less Distributions Declared to Shareholders
From Net Investment Income	(0.11)	(0.09)	(0.08)	(0.02)	(0.01)
From Net Realized Gains	(0.57)	(0.57)	—	—	—
Total Distributions Declared to Shareholders	(0.68)	(0.66)	(0.08)	(0.02)	(0.01)
Net Asset Value, End of Period	$14.69	$13.92	$12.19	$11.28	$7.82
Total Return(d)	10.74%	20.01%	8.76%	44.51%	(26.68%)
Ratios to Average Net Assets/Supplemental Data
Expenses(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Net Investment Income(c)	0.91%	0.37%	0.37%	0.20%	0.20%
Portfolio Turnover Rate	8%	30%	13%	6%	13%
Net Assets, End of Period (000’s)	$206,715	$142,967	$93,070	$64,267	$21,559

(a)	On August 22, 2005, the Portfolio’s Investor A shares were renamed Class A shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

Financial Highlights

Columbia LifeGoal® Growth Portfolio – Class B Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006(a)	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$13.28	$11.72	$10.91	$7.61	$10.46
Income from Investment Operations
Net Investment Income (Loss)(b)(c)	0.02	(0.05)	(0.04)	(0.05)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	1.26	2.25	0.91	3.35	(2.81)
Total from Investment Operations	1.28	2.20	0.87	3.30	(2.85)
Less Distributions Declared to Shareholders
From Net Investment Income	(0.06)	(0.07)	(0.06)	— (d)	—
From Net Realized Gains	(0.57)	(0.57)	—	—	—
Total Distributions Declared to Shareholders	(0.63)	(0.64)	(0.06)	— (d)	—
Net Asset Value, End of Period	$13.93	$13.28	$11.72	$10.91	$7.61
Total Return(e)	9.90%	19.13%	7.95%	43.39%	(27.25%)
Ratios to Average Net Assets/Supplemental Data
Expenses(f)	1.25%	1.25%	1.25%	1.25%	1.25%
Net Investment Income(c)	0.15%	(0.38%)	(0.38%)	(0.55%)	(0.55%)
Portfolio Turnover Rate	8%	30%	13%	6%	13%
Net Assets, End of Period (000’s)	$170,971	$153,920	$119,995	$88,969	$35,069

(a)	On August 22, 2005, the Portfolio’s Investor B shares were renamed Class B shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Does not include expenses of the investment companies in which the Portfolio invests.

Financial Highlights

Columbia LifeGoal® Growth Portfolio – Class C Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006(a)	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$13.20	$11.66	$10.85	$7.57	$10.40
Income from Investment Operations
Net Investment Income (Loss)(b)(c)	0.02	(0.05)	(0.04)	(0.04)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	1.26	2.23	0.91	3.32	(2.79)
Total from Investment Operations	1.28	2.18	0.87	3.28	(2.83)
Less Distributions Declared to Shareholders
From Net Investment Income	(0.06)	(0.07)	(0.06)	— (d)	—
From Net Realized Gains	(0.57)	(0.57)	—	—	—
Total Distributions Declared to Shareholders	(0.63)	(0.64)	(0.06)	— (d)	—
Net Asset Value, End of Period	$13.85	$13.20	$11.66	$10.85	$7.57
Total Return(e)	9.97%	19.06%	8.00%	43.38%	(27.21%)
Ratios to Average Net Assets/Supplemental Data
Expenses(f)	1.25%	1.25%	1.25%	1.25%	1.25%
Net Investment Income(c)	0.17%	(0.38%)	(0.38%)	(0.55%)	(0.55%)
Portfolio Turnover Rate	8%	30%	13%	6%	13%
Net Assets, End of Period (000’s)	$96,558	$66,261	$36,008	$19,340	$4,559

(a)	On August 22, 2005, the Portfolio’s Investor C shares were renamed Class C shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Does not include expenses of the investment companies in which the Portfolio invests.

Financial Highlights

Columbia LifeGoal® Growth Portfolio – Class R Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006(a)
Net Asset Value, Beginning of Period	$13.92	$13.19
Income from Investment Operations
Net Investment Income (Loss)(b)(c)	0.20	(0.03)
Net Realized and Unrealized Gain on Investments	1.21	0.76
Total from Investment Operations	1.41	0.73
Less Distributions Declared to Shareholders
From Net Investment Income	(0.09)	—
From Net Realized Gains	(0.57)	—
Total Distributions Declared to Shareholders	(0.66)	—
Net Asset Value, End of Period	$14.67	$13.92
Total Return(d)	10.45%	5.53	%(e)
Ratios to Average Net Assets/Supplemental Data
Expenses(f)	0.75%	0.75	%(g)
Net Investment Income(c)	1.36%	(1.15	%)(g)
Portfolio Turnover Rate	8%	30	%(e)
Net Assets, End of Period (000’s)	$1,169	$10

(a)	The Portfolio’s Class R shares commenced operations on January 23, 2006.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	Does not include expenses of the investment companies in which the Portfolio invests.

(g)	Annualized.

Financial Highlights

Columbia LifeGoal® Balanced Growth Portfolio – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006(a)	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$11.86	$11.50	$11.20	$8.79	$10.41
Income from Investment Operations
Net Investment Income(b)(c)	0.30	0.22	0.16	0.15	0.16
Net Realized and Unrealized Gain (Loss) on Investments	0.84	1.08	0.47	2.44	(1.59)
Total from Investment Operations	1.14	1.30	0.63	2.59	(1.43)
Less Distributions Declared to Shareholders
From Net Investment Income	(0.30)	(0.27)	(0.22)	(0.17)	(0.19)
From Net Realized Gains	(0.32)	(0.67)	(0.11)	(0.01)	—
Total Distributions Declared to Shareholders	(0.62)	(0.94)	(0.33)	(0.18)	(0.19)
Net Asset Value, End of Period	$12.38	$11.86	$11.50	$11.20	$8.79
Total Return(d)	9.95%	11.75%	5.75%	29.60%	(13.77%)
Ratios to Average Net Assets/Supplemental Data
Expenses(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Net Investment Income(c)	2.50%	1.89%	1.45%	1.38%	1.72%
Portfolio Turnover Rate	18%	46%	17%	24%	26%
Net Assets, End of Period (000’s)	$266,506	$219,302	$156,938	$111,325	$37,750

(a)	On August 22, 2005, the Portfolio’s Investor A shares were renamed Class A shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

Financial Highlights

Columbia LifeGoal® Balanced Growth Portfolio – Class B Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006(a)	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$11.81	$11.45	$11.16	$8.77	$10.39
Income from Investment Operations
Net Investment Income(b) (c)	0.21	0.13	0.08	0.07	0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.82	1.08	0.46	2.43	(1.57)
Total from Investment Operations	1.03	1.21	0.54	2.50	(1.48)
Less Distributions Declared to Shareholders
From Net Investment Income	(0.21)	(0.18)	(0.14)	(0.10)	(0.14)
From Net Realized Gains	(0.32)	(0.67)	(0.11)	(0.01)	—
Total Distributions Declared to Shareholders	(0.53)	(0.85)	(0.25)	(0.11)	(0.14)
Net Asset Value, End of Period	$12.31	$11.81	$11.45	$11.16	$8.77
Total Return(d)	9.00%	10.99%	4.94%	28.63%	(14.33%)
Ratios to Average Net Assets/Supplemental Data
Expenses(e)	1.25%	1.25%	1.25%	1.25%	1.25%
Net Investment Income(c)	1.75%	1.14%	0.70%	0.63%	0.97%
Portfolio Turnover Rate	18%	46%	17%	24%	26%
Net Assets, End of Period (000’s)	$325,190	$318,564	$271,691	$208,372	$87,911

(a)	On August 22, 2005, the Portfolio’s Investor B shares were renamed Class B shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

Financial Highlights

Columbia LifeGoal® Balanced Growth Portfolio – Class C Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006(a)	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$11.92	$11.56	$11.26	$8.85	$10.49
Income from Investment Operations
Net Investment Income(b)(c)	0.21	0.14	0.08	0.08	0.09
Net Realized and Unrealized Gain (Loss) on Investments	0.84	1.07	0.47	2.45	(1.60)
Total from Investment Operations	1.05	1.21	0.55	2.53	(1.51)
Less Distributions Declared to Shareholders
From Net Investment Income	(0.21)	(0.18)	(0.14)	(0.11)	(0.13)
From Net Realized Gains	(0.32)	(0.67)	(0.11)	(0.01)	—
Total Distributions Declared to Shareholders	(0.53)	(0.85)	(0.25)	(0.12)	(0.13)
Net Asset Value, End of Period	$12.44	$11.92	$11.56	$11.26	$8.85
Total Return(d)	9.09%	10.88%	4.99%	28.67%	(14.41%)
Ratios to Average Net Assets/Supplemental Data
Expenses(e)	1.25%	1.25%	1.25%	1.25%	1.25%
Net Investment Income(c)	1.75%	1.14%	0.70%	0.63%	0.97%
Portfolio Turnover Rate	18%	46%	17%	24%	26%
Net Assets, End of Period (000’s)	$118,747	$98,160	$62,615	$39,204	$7,620

(a)	On August 22, 2005, the Portfolio’s Investor C shares were renamed Class C shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

Financial Highlights

Columbia LifeGoal® Balanced Growth Portfolio – Class R Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006(a)
Net Asset Value, Beginning of Period	$11.86	$11.59
Income from Investment Operations
Net Investment Income (Loss)(b)(c)	0.33	0.03
Net Realized and Unrealized Gain on Investments	0.77	0.28
Total from Investment Operations	1.10	0.31
Less Distributions Declared to Shareholders
From Net Investment Income	(0.27)	(0.04)
From Net Realized Gains	(0.32)	—
Total Distributions Declared to Shareholders	(0.59)	(0.04)
Net Asset Value, End of Period	$12.37	$11.86
Total Return(d)	9.59%	2.68	%(e)
Ratios to Average Net Assets/Supplemental Data
Expenses(f)	0.75%	0.75	%(g)
Net Investment Income(c)	2.67%	1.13	%(g)
Portfolio Turnover Rate	18%	46	%(e)
Net Assets, End of Period (000’s)	$1,916	$10

(a)	The Portfolio’s Class R shares were initially offered on January 23, 2006.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(f)	Does not include expenses of the investment companies in which the Portfolio invests.

(g)	Annualized.

Financial Highlights

Columbia LifeGoal® Income and Growth Portfolio – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006(a)	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$10.80	$11.04	$11.11	$9.67	$10.41
Income from Investment Operations
Net Investment Income(b)(c)	0.36	0.28	0.23	0.22	0.24
Net Realized and Unrealized Gain (Loss) on Investments	0.48	0.54	0.10	1.50	(0.71)
Total from Investment Operations	0.84	0.82	0.33	1.72	(0.47)
Less Distributions Declared to Shareholders
From Net Investment Income	(0.36)	(0.32)	(0.28)	(0.22)	(0.24)
From Net Realized Gains	(0.24)	(0.74)	(0.12)	(0.06)	(0.03)
Total Distributions Declared to Shareholders	(0.60)	(1.06)	(0.40)	(0.28)	(0.27)
Net Asset Value, End of Period	$11.04	$10.80	$11.04	$11.11	$9.67
Total Return(d)	8.07%	7.91%	3.05%	17.93%	(4.49%)
Ratios to Average Net Assets/Supplemental Data
Expenses(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Net Investment Income(c)	3.37%	2.61%	2.03%	1.95%	2.47%
Portfolio Turnover Rate	25%	30%	34%	14%	34%
Net Assets, End of Period (000’s)	$50,829	$48,112	$42,816	$33,141	$11,027

(a)	On August 22, 2005, the Portfolio’s Investor A shares were renamed Class A shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

Financial Highlights

Columbia LifeGoal® Income and Growth Portfolio – Class B Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006(a)	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$10.77	$11.01	$11.08	$9.66	$10.41
Income from Investment Operations
Net Investment Income(b)(c)	0.28	0.20	0.14	0.13	0.17
Net Realized and Unrealized Gain (Loss) on Investments	0.47	0.54	0.11	1.50	(0.71)
Total from Investment Operations	0.75	0.74	0.25	1.63	(0.54)
Less Distributions Declared to Shareholders
From Net Investment Income	(0.28)	(0.24)	(0.20)	(0.15)	(0.18)
From Net Realized Gains	(0.24)	(0.74)	(0.12)	(0.06)	(0.03)
Total Distributions Declared to Shareholders	(0.52)	(0.98)	(0.32)	(0.21)	(0.21)
Net Asset Value, End of Period	$11.00	$10.77	$11.01	$11.08	$9.66
Total Return(d)	7.20%	7.12%	2.30%	16.94%	(5.20%)
Ratios to Average Net Assets/Supplemental Data
Expenses(e)	1.25%	1.25%	1.25%	1.25%	1.25%
Net Investment Income(c)	2.60%	1.86%	1.28%	1.20%	1.72%
Portfolio Turnover Rate	25%	30%	34%	14%	34%
Net Assets, End of Period (000’s)	$75,119	$82,098	$85,762	$80,486	$43,905

(a)	On August 22, 2005, the Portfolio’s Investor B shares were renamed Class B shares.

(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.
(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)	Does not include expenses of the investment companies in which the Portfolio invests.

Financial Highlights

Columbia LifeGoal® Income and Growth Portfolio – Class C Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006(a)	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$10.71	$10.96	$11.03	$9.62	$10.37
Income from Investment Operations
Net Investment Income(b)(c)	0.28	0.20	0.14	0.13	0.17
Net Realized and Unrealized Gain (Loss) on Investments	0.47	0.53	0.11	1.49	(0.71)
Total from Investment Operations	0.75	0.73	0.25	1.62	(0.54)
Less Distributions Declared to Shareholders
From Net Investment Income	(0.28)	(0.24)	(0.20)	(0.15)	(0.18)
From Net Realized Gains	(0.24)	(0.74)	(0.12)	(0.06)	(0.03)
Total Distributions Declared to Shareholders	(0.52)	(0.98)	(0.32)	(0.21)	(0.21)
Net Asset Value, End of Period	$10.94	$10.71	$10.96	$11.03	$9.62
Total Return(d)	7.24%	7.06%	2.32%	16.95%	(5.23%)
Ratios to Average Net Assets/Supplemental Data
Expenses(e)	1.25%	1.25%	1.25%	1.25%	1.25%
Net Investment Income(c)	2.62%	1.86%	1.28%	1.20%	1.72%
Portfolio Turnover Rate	25%	30%	34%	14%	34%
Net Assets, End of Period (000’s)	$24,367	$21,104	$17,708	$17,469	$5,066

(a)	On August 22, 2005, the Portfolio’s Investor C shares were renamed Class C shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

Financial Highlights

Columbia LifeGoal® Income and Growth Portfolio – Class R Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006(a)
Net Asset Value, Beginning of Period	$10.80	$10.69
Income from Investment Operations
Net Investment Income (Loss)(b)(c)	0.38	0.05
Net Realized and Unrealized Gain on Investments	0.44	0.12
Total from Investment Operations	0.82	0.17
Less Distributions Declared to Shareholders
From Net Investment Income	(0.34)	(0.06)
From Net Realized Gains	(0.24)	—
Total Distributions Declared to Shareholders	(0.58)	(0.06)
Net Asset Value, End of Period	$11.04	$10.80
Total Return(d)	7.80%	1.62	%(e)
Ratios to Average Net Assets/Supplemental Data
Expenses(f)	0.75%	0.75	%(g)
Net Investment Income(c)	3.46%	2.61	%(g)
Portfolio Turnover Rate	25%	30	%(e)
Net Assets, End of Period (000’s)	$896	$10

(a)	The Portfolio’s Class R shares commenced operations on January 23, 2006.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Not annualized.

(g)	Does not include expenses of the investment companies in which the Portfolio invests.

(g)	Annualized.

Financial Highlights

Columbia LifeGoal® Income Portfolio – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006(a)	Year Ended March 31, 2005	Period Ended March 31, 2004(b)
Net Asset Value, Beginning of Period	$9.99	$10.07	$10.31	$10.00
Income from Investment Operations
Net Investment Income(c)(d)	0.43	0.38	0.31	0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.24	(0.06)	(0.09)	0.30
Total from Investment Operations	0.67	0.32	0.22	0.51
Less Distributions Declared to Shareholders
From Net Investment Income	(0.44)	(0.38)	(0.42)	(0.20)
From Net Realized Gains	—	(0.02)	(0.04)	—
Total Distributions Declared to Shareholders	(0.44)	(0.40)	(0.46)	(0.20)
Net Asset Value, End of Period	$10.22	$9.99	$10.07	$10.31
Total Return(e)(f)	6.91%	3.22%	2.12%	5.18	%(g)
Ratios to Average Net Assets/Supplemental Data
Expenses(h)	0.67%	0.67%	0.67%	0.67	%(i)
Net Investment Income(d)	4.31%	3.60%	3.01%	3.14	%(i)
Waiver/Reimbursement	0.54%	0.37%	0.45%	0.50	%(i)
Portfolio Turnover Rate	42%	19%	48%	5	%(g)
Net Assets, End of Period (000’s)	$15,240	$15,687	$25,211	$35,964

(a)	On August 22, 2005, the Portfolio’s Investor A shares were renamed Class A shares.

(b)	The Portfolio’s Investor A shares commenced operations on September 4, 2003.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the investment companies in which the Portfolio invests.

(i)	Annualized.

Financial Highlights

Columbia LifeGoal® Income Portfolio – Class B Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006(a)	Year Ended March 31, 2005	Period Ended March 31, 2004(b)
Net Asset Value, Beginning of Period	$9.98	$10.06	$10.30	$10.00
Income from Investment Operations
Net Investment Income(c)(d)	0.36	0.29	0.24	0.16
Net Realized and Unrealized Gain (Loss) on Investments	0.24	(0.05)	(0.10)	0.31
Total from Investment Operations	0.60	0.24	0.14	0.47
Less Distributions Declared to Shareholders
From Net Investment Income	(0.37)	(0.30)	(0.34)	(0.17)
From Net Realized Gains	—	(0.02)	(0.04)	—
Total Distributions Declared to Shareholders	(0.37)	(0.32)	(0.38)	(0.17)
Net Asset Value, End of Period	$10.21	$9.98	$10.06	$10.30
Total Return(e)(f)	6.13%	2.44%	1.35%	4.70	%(g)
Ratios to Average Net Assets/Supplemental Data
Expenses(h)	1.42%	1.42%	1.42%	1.42	%(i)
Net Investment Income(d)	3.55%	2.85%	2.36%	2.39	%(i)
Waiver/Reimbursement	0.54%	0.37%	0.45%	0.50	%(i)
Portfolio Turnover Rate	42%	19%	48%	5	%(g)
Net Assets, End of Period (000’s)	$9,591	$10,946	$12,740	$9,269

(a)	On August 22, 2005, the Portfolio’s Investor B shares were renamed Class B shares.

(b)	The Portfolio’s Investor B shares commenced operations on September 4, 2003.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the investment companies in which the Portfolio invests.

(i)	Annualized.

Financial Highlights

Columbia LifeGoal® Income Portfolio – Class C Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006(a)	Year Ended March 31, 2005	Period Ended March 31, 2004(b)
Net Asset Value, Beginning of Period	$9.97	$10.05	$10.28	$10.00
Income from Investment Operations
Net Investment Income(c)(d)	0.36	0.30	0.24	0.16
Net Realized and Unrealized Gain (Loss) on Investments	0.23	(0.06)	(0.09)	0.29
Total from Investment Operations	0.59	0.24	0.15	0.45
Less Distributions Declared to Shareholders
From Net Investment Income	(0.37)	(0.30)	(0.34)	(0.17)
From Net Realized Gains	—	(0.02)	(0.04)	—
Total Distributions Declared to Shareholders	(0.37)	(0.32)	(0.38)	(0.17)
Net Asset Value, End of Period	$10.19	$9.97	$10.05	$10.28
Total Return(e)(f)	6.03%	2.45%	1.46%	4.49	%(g)
Ratios to Average Net Assets/Supplemental Data
Expenses(h)	1.42%	1.42%	1.42%	1.42	%(i)
Net Investment Income(d)	3.56%	2.85%	2.36%	2.39	%(i)
Waiver/Reimbursement	0.54%	0.37%	0.45%	0.50	%(i)
Portfolio Turnover Rate	42%	19%	48%	5	%(g)
Net Assets, End of Period (000’s)	$4,734	$6,082	$9,881	$8,340

(a)	On August 22, 2005, the Portfolio’s Investor C shares were renamed Class C shares.

(b)	The Portfolio’s Investor C shares commenced operations on September 5, 2003.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the investment companies in which the Portfolio invests.

(i)	Annualized.

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Portfolios, including investment advisory fees and other Portfolio costs, on each Portfolio’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of each Portfolio, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Portfolios, which is the same as that stated in the Annual Portfolio Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia LifeGoal® Growth Portfolio – Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.42%	-2.38%	(b)	$9,762.42	$711.23
2	10.25%	1.42%	1.12%		$10,111.91	$141.11
3	15.76%	1.42%	4.74%		$10,473.92	$146.16
4	21.55%	1.42%	8.49%		$10,848.89	$151.39
5	27.63%	1.42%	12.37%		$11,237.28	$156.81
6	34.01%	1.42%	16.40%		$11,639.57	$162.43
7	40.71%	1.42%	20.56%		$12,056.27	$168.24
8	47.75%	1.42%	24.88%		$12,487.88	$174.26
9	55.13%	1.42%	29.35%		$12,934.95	$180.50
10	62.89%	1.42%	33.98%		$13,398.02	$186.96
Total Gain After Fees and Expenses					$3,398.02
Total Annual Fees and Expenses Paid						$2,179.09

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales

Hypothetical Fees and Expenses

Columbia LifeGoal® Growth Portfolio – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.17%	2.83%	$10,283.00	$220.07
2	10.25%	2.17%	5.74%	$10,574.01	$226.30
3	15.76%	2.17%	8.73%	$10,873.25	$232.70
4	21.55%	2.17%	11.81%	$11,180.96	$239.29
5	27.63%	2.17%	14.97%	$11,497.38	$246.06
6	34.01%	2.17%	18.23%	$11,822.76	$253.02
7	40.71%	2.17%	21.57%	$12,157.34	$260.18
8	47.75%	2.17%	25.01%	$12,501.39	$267.55
9	55.13%	1.42%	29.49%	$12,948.94	$180.70
10	62.89%	1.42%	34.13%	$13,412.51	$187.17
Total Gain After Fees and Expenses				$3,412.51
Total Annual Fees and Expenses Paid					$2,313.04

Columbia LifeGoal® Growth Portfolio – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.17%	2.83%	$10,283.00	$220.07
2	10.25%	2.17%	5.74%	$10,574.01	$226.30
3	15.76%	2.17%	8.73%	$10,873.25	$232.70
4	21.55%	2.17%	11.81%	$11,180.96	$239.29
5	27.63%	2.17%	14.97%	$11,497.38	$246.06
6	34.01%	2.17%	18.23%	$11,822.76	$253.02
7	40.71%	2.17%	21.57%	$12,157.34	$260.18
8	47.75%	2.17%	25.01%	$12,501.39	$267.55
9	55.13%	2.17%	28.55%	$12,855.18	$275.12
10	62.89%	2.17%	32.19%	$13,218.98	$282.90
Total Gain After Fees and Expenses				$3,218.98
Total Annual Fees and Expenses Paid					$2,503.19

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Columbia LifeGoal® Growth Portfolio – Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.67%	3.33%	$10,333.00	$169.78
2	10.25%	1.67%	6.77%	$10,677.09	$175.43
3	15.76%	1.67%	10.33%	$11,032.64	$181.28
4	21.55%	1.67%	14.00%	$11,400.03	$187.31
5	27.63%	1.67%	17.80%	$11,779.65	$193.55
6	34.01%	1.67%	21.72%	$12,171.91	$200.00
7	40.71%	1.67%	25.77%	$12,577.23	$206.66
8	47.75%	1.67%	29.96%	$12,996.05	$213.54
9	55.13%	1.67%	34.29%	$13,428.82	$220.65
10	62.89%	1.67%	38.76%	$13,876.00	$228.00
Total Gain After Fees and Expenses				$3,876.00
Total Annual Fees and Expenses Paid					$1,976.20

Columbia LifeGoal® Balanced Growth Portfolio – Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.28%	-2.24%	(b)	$9,775.61	$697.88
2	10.25%	1.28%	1.39%		$10,139.26	$127.46
3	15.76%	1.28%	5.16%		$10,516.44	$132.20
4	21.55%	1.28%	9.08%		$10,907.65	$137.11
5	27.63%	1.28%	13.13%		$11,313.41	$142.21
6	34.01%	1.28%	17.34%		$11,734.27	$147.51
7	40.71%	1.28%	21.71%		$12,170.78	$152.99
8	47.75%	1.28%	26.24%		$12,623.53	$158.68
9	55.13%	1.28%	30.93%		$13,093.13	$164.59
10	62.89%	1.28%	35.80%		$13,580.19	$170.71
Total Gain After Fees and Expenses					$3,580.19
Total Annual Fees and Expenses Paid						$2,031.34

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

Hypothetical Fees and Expenses

Columbia LifeGoal® Balanced Growth Portfolio – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.03%	2.97%	$10,297.00	$206.01
2	10.25%	2.03%	6.03%	$10,602.82	$212.13
3	15.76%	2.03%	9.18%	$10,917.72	$218.43
4	21.55%	2.03%	12.42%	$11,241.98	$224.92
5	27.63%	2.03%	15.76%	$11,575.87	$231.60
6	34.01%	2.03%	19.20%	$11,919.67	$238.48
7	40.71%	2.03%	22.74%	$12,273.68	$245.56
8	47.75%	2.03%	26.38%	$12,638.21	$252.86
9	55.13%	1.28%	31.08%	$13,108.35	$164.78
10	62.89%	1.28%	35.96%	$13,595.98	$170.91
Total Gain After Fees and Expenses				$3,595.98
Total Annual Fees and Expenses Paid					$2,165.68

Columbia LifeGoal® Balanced Growth Portfolio – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.03%	2.97%	$10,297.00	$206.01
2	10.25%	2.03%	6.03%	$10,602.82	$212.13
3	15.76%	2.03%	9.18%	$10,917.72	$218.43
4	21.55%	2.03%	12.42%	$11,241.98	$224.92
5	27.63%	2.03%	15.76%	$11,575.87	$231.60
6	34.01%	2.03%	19.20%	$11,919.67	$238.48
7	40.71%	2.03%	22.74%	$12,273.68	$245.56
8	47.75%	2.03%	26.38%	$12,638.21	$252.86
9	55.13%	2.03%	30.14%	$13,013.56	$260.37
10	62.89%	2.03%	34.00%	$13,400.06	$268.10
Total Gain After Fees and Expenses				$3,400.06
Total Annual Fees and Expenses Paid					$2,358.46

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Columbia LifeGoal® Balanced Growth Portfolio – Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.53%	3.47%	$10,347.00	$155.65
2	10.25%	1.53%	7.06%	$10,706.04	$161.06
3	15.76%	1.53%	10.78%	$11,077.54	$166.64
4	21.55%	1.53%	14.62%	$11,461.93	$172.43
5	27.63%	1.53%	18.60%	$11,859.66	$178.41
6	34.01%	1.53%	22.71%	$12,271.19	$184.60
7	40.71%	1.53%	26.97%	$12,697.00	$191.01
8	47.75%	1.53%	31.38%	$13,137.59	$197.63
9	55.13%	1.53%	35.93%	$13,593.46	$204.49
10	62.89%	1.53%	40.65%	$14,065.15	$211.59
Total Gain After Fees and Expenses				$4,065.15
Total Annual Fees and Expenses Paid					$1,823.51

Columbia LifeGoal® Income and Growth Portfolio – Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.18%	-2.15%	(b)	$9,785.04	$688.34
2	10.25%	1.18%	1.59%		$10,158.83	$117.67
3	15.76%	1.18%	5.47%		$10,546.90	$122.16
4	21.55%	1.18%	9.50%		$10,949.79	$126.83
5	27.63%	1.18%	13.68%		$11,368.07	$131.68
6	34.01%	1.18%	18.02%		$11,802.33	$136.71
7	40.71%	1.18%	22.53%		$12,253.18	$141.93
8	47.75%	1.18%	27.21%		$12,721.25	$147.35
9	55.13%	1.18%	32.07%		$13,207.20	$152.98
10	62.89%	1.18%	37.12%		$13,711.72	$158.82
Total Gain After Fees and Expenses					$3,711.72
Total Annual Fees and Expenses Paid						$1,924.47

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

Hypothetical Fees and Expenses

Columbia LifeGoal® Income and Growth Portfolio – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.93%	3.07%	$10,307.00	$195.96
2	10.25%	1.93%	6.23%	$10,623.42	$201.98
3	15.76%	1.93%	9.50%	$10,949.56	$208.18
4	21.55%	1.93%	12.86%	$11,285.71	$214.57
5	27.63%	1.93%	16.32%	$11,632.18	$221.16
6	34.01%	1.93%	19.89%	$11,989.29	$227.95
7	40.71%	1.93%	23.57%	$12,357.36	$234.95
8	47.75%	1.93%	27.37%	$12,736.73	$242.16
9	55.13%	1.18%	32.23%	$13,223.27	$153.16
10	62.89%	1.18%	37.28%	$13,728.40	$159.01
Total Gain After Fees and Expenses				$3,728.40
Total Annual Fees and Expenses Paid					$2,059.08

Columbia LifeGoal® Income and Growth Portfolio – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.93%	3.07%	$10,307.00	$195.96
2	10.25%	1.93%	6.23%	$10,623.42	$201.98
3	15.76%	1.93%	9.50%	$10,949.56	$208.18
4	21.55%	1.93%	12.86%	$11,285.71	$214.57
5	27.63%	1.93%	16.32%	$11,632.18	$221.16
6	34.01%	1.93%	19.89%	$11,989.29	$227.95
7	40.71%	1.93%	23.57%	$12,357.36	$234.95
8	47.75%	1.93%	27.37%	$12,736.73	$242.16
9	55.13%	1.93%	31.28%	$13,127.75	$249.59
10	62.89%	1.93%	35.31%	$13,530.77	$257.25
Total Gain After Fees and Expenses				$3,530.77
Total Annual Fees and Expenses Paid					$2,253.75

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Hypothetical Fees and Expenses

Columbia LifeGoal® Income and Growth Portfolio – Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.43%	3.57%	$10,357.00	$145.55
2	10.25%	1.43%	7.27%	$10,726.74	$150.75
3	15.76%	1.43%	11.10%	$11,109.68	$156.13
4	21.55%	1.43%	15.06%	$11,506.30	$161.70
5	27.63%	1.43%	19.17%	$11,917.07	$167.48
6	34.01%	1.43%	23.43%	$12,342.51	$173.46
7	40.71%	1.43%	27.83%	$12,783.14	$179.65
8	47.75%	1.43%	32.40%	$13,239.50	$186.06
9	55.13%	1.43%	37.12%	$13,712.15	$192.70
10	62.89%	1.43%	42.02%	$14,201.67	$199.58
Total Gain After Fees and Expenses				$4,201.67
Total Annual Fees and Expenses Paid					$1,713.06

Columbia LifeGoal® Income Portfolio – Class A Shares

Maximum Initial Sales Charge 3.25%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.19%	0.44%	(b)	$10,043.62	$442.33
2	10.25%	1.73%	3.72%		$10,372.05	$176.60
3	15.76%	1.73%	7.11%		$10,711.22	$182.37
4	21.55%	1.73%	10.61%		$11,061.48	$188.33
5	27.63%	1.73%	14.23%		$11,423.19	$194.49
6	34.01%	1.73%	17.97%		$11,796.73	$200.85
7	40.71%	1.73%	21.82%		$12,182.48	$207.42
8	47.75%	1.73%	25.81%		$12,580.85	$214.20
9	55.13%	1.73%	29.92%		$12,992.24	$221.21
10	62.89%	1.73%	34.17%		$13,417.09	$228.44
Total Gain After Fees and Expenses					$3,417.09
Total Annual Fees and Expenses Paid						$2,256.24

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

Hypothetical Fees and Expenses

Columbia LifeGoal® Income Portfolio – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.94%	3.06%	$10,306.00	$196.97
2	10.25%	2.48%	5.66%	$10,565.71	$258.81
3	15.76%	2.48%	8.32%	$10,831.97	$265.33
4	21.55%	2.48%	11.05%	$11,104.94	$272.02
5	27.63%	2.48%	13.85%	$11,384.78	$278.87
6	34.01%	2.48%	16.72%	$11,671.68	$285.90
7	40.71%	2.48%	19.66%	$11,965.81	$293.10
8	47.75%	2.48%	22.67%	$12,267.35	$300.49
9	55.13%	1.73%	26.68%	$12,668.49	$215.70
10	62.89%	1.73%	30.83%	$13,082.75	$222.75
Total Gain After Fees and Expenses				$3,082.75
Total Annual Fees and Expenses Paid					$2,589.94

Columbia LifeGoal® Income Portfolio – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.94%	3.06%	$10,306.00	$196.97
2	10.25%	2.48%	5.66%	$10,565.71	$258.81
3	15.76%	2.48%	8.32%	$10,831.97	$265.33
4	21.55%	2.48%	11.05%	$11,104.94	$272.02
5	27.63%	2.48%	13.85%	$11,384.78	$278.87
6	34.01%	2.48%	16.72%	$11,671.68	$285.90
7	40.71%	2.48%	19.66%	$11,965.81	$293.10
8	47.75%	2.48%	22.67%	$12,267.35	$300.49
9	55.13%	2.48%	25.76%	$12,576.49	$308.06
10	62.89%	2.48%	28.93%	$12,893.42	$315.83
Total Gain After Fees and Expenses				$2,893.42
Total Annual Fees and Expenses Paid					$2,775.38

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Notes

Notes

Notes

Columbia LifeGoal® Portfolios

For More Information

You’ll find more information about the Columbia LifeGoal® Portfolios and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Portfolios’ investments is available in the Portfolios’ annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during their last fiscal year.

Shareholder Communications with the Board

The Portfolios’ Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Portfolios and their policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Portfolios (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Portfolios are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Portfolios are series, is 811-09645.

Columbia LifeGoal® Portfolios

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132328-0807

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia LifeGoal® Growth Portfolio Columbia LifeGoal® Balanced Growth Portfolio Columbia LifeGoal® Income and Growth Portfolio Columbia LifeGoal® Income Portfolio

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Portfolio shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Portfolio shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Portfolios and may be compensated or incented in connection with the sale of Portfolio shares. The Portfolios may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE PORTFOLIOS INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about the four Columbia LifeGoal® Portfolios (each a Portfolio and together, the Portfolios) in the Columbia Funds family of mutual funds (Columbia Funds). Each Portfolio is a “fund of funds” that invests its assets in a mix of underlying mutual funds (each an Underlying Fund and together, the Underlying Funds). This prospectus is designed to provide you with important information about the Portfolios in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of each Portfolio, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information, and

■	fees and expenses.

This summary is followed by other important information, including:

■	a description of the Portfolios’ additional investment strategies and policies.

■	a summary of the key characteristics of each Underlying Fund,
■	a discussion of the Portfolios’ primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a summary of the Portfolios’ Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Portfolios, including:

■	how to buy, sell and exchange shares of the Portfolios, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of each Portfolio’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Portfolios.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of each Portfolio’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Portfolios in the Statement of Additional Information (SAI), which includes more detailed information about each Portfolio’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Portfolios are sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Portfolios’ investment advisor (the Advisor) and their administrator (the Administrator). Columbia Management Distributors, Inc. is the Portfolios’ distributor (the Distributor). Columbia Management Services, Inc. is the Portfolios’ transfer agent (the Transfer Agent).

The Portfolios, like all mutual funds, are designed to be a part of a broad and diversified investment portfolio and are not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Portfolios and any other Columbia Fund carefully before investing.

4

Columbia LifeGoal® Growth Portfolio

FUNDimensions™
Columbia LifeGoal® Growth Portfolio
Investment Objective:	Capital appreciation
Investment Style:	Large Blend
Benchmark:	S&P 500® Index(a)
Ticker Symbol:	Class Z: NGPAX
Principal Risks:

Investment strategy risk

Allocation risk

Investing in other funds risk

Market risk

Growth securities risk

Value securities risk

Smaller company securities risk

Foreign securities risk

Technology sector risk

Convertible securities risk

Interest rate risk

Credit risk

Real estate investment trusts risk

Derivatives risk

Non-diversified mutual fund risk

Emerging market securities risk

Industry sector risk

Special situations risk

Frequent trading risk

Short sales risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

FUNDamentals™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds typically by using an asset allocation approach. A fund of funds indirectly bears a portion of the underlying funds’ expenses, in addition to the fund of funds’ own expenses.

  Investment Objective

The Portfolio seeks capital appreciation.

  Principal Investment Strategies

Under normal circumstances, the Portfolio invests most of its assets in Class Z shares of certain Columbia Funds (Underlying Funds) that invest in domestic or foreign equity securities.

The Advisor uses asset allocation as its principal investment approach and:

■

allocates the Portfolio’s assets among Underlying Fund categories within the target asset allocations set for the Portfolio, based on the Portfolio’s investment objective and historical and projected returns for each asset class.

■

chooses individual Underlying Funds within each Underlying Fund category and the amount that will be allocated to each Underlying Fund, based on each Underlying Fund’s historical returns and the expected performance of the Underlying Funds.

■	reviews the allocations to Underlying Fund categories and individual Underlying Funds at least monthly, and may change these allocations when the Advisor believes it is appropriate to do so.

The Portfolio’s targeted allocations to each category of Underlying Funds, and the individual Underlying Funds within those categories, are as follows:

■

30-70% of the Portfolio’s assets is allocated to funds that invest in large-capitalization domestic equity securities, including Columbia Large Cap Value Fund, Columbia Large Cap Core Fund and Columbia Marsico Focused Equities Fund.

■	10-30% of the Portfolio’s assets is allocated to funds that invest in mid-capitalization domestic equity securities, including Columbia Mid Cap Value Fund and Columbia Mid Cap Growth Fund.

■

5-20% of the Portfolio’s assets is allocated to funds that invest in small-capitalization domestic equity securities, including Columbia Small Cap Value Fund II, Columbia Small Cap Growth Fund II and Columbia Acorn USA Fund.

5

Columbia LifeGoal® Growth Portfolio

■

10-30% of the Portfolio’s assets is allocated to funds that invest in international/global equity securities, including Columbia International Value Fund*, Columbia Multi-Advisor International Equity Fund, Columbia Marsico International Opportunities Fund and Columbia Acorn International Fund.

■	0-20% of the Portfolio’s assets is allocated to funds that invest in convertible securities, consisting of Columbia Convertible Securities Fund.

*	Because this Fund is closed to new investments, the Portfolio will not invest additional assets in this Fund.

The actual amount of Portfolio assets invested in any Underlying Fund category, or in any individual Underlying Fund, may vary from these target allocations at any time. The Advisor may use various strategies to try to manage how much the actual amount varies, and for how long. The Advisor can modify the list of Underlying Funds in which the Portfolio is invested at any time, including by adding Underlying Funds introduced after the date of this Prospectus.

The Advisor may sell shares of an Underlying Fund to adjust the allocation of the Portfolio’s assets; if the Advisor believes that an Underlying Fund is no longer a suitable investment, or that other Underlying Funds are more attractive; to meet redemption requests; or for other reasons. When selling shares to meet redemption requests, the Advisor normally will sell a proportionate amount of the shares the Portfolio owns in each Underlying Fund.

FUNDamentals™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes – for example, domestic equity securities, foreign securities and debt securities – in varying proportions.

The mix of asset classes and how much is invested in each is an important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

FUNDamentals™

Growth Funds

Growth funds invest in companies that have the potential for significant increases in revenue or earnings. These typically are companies that are developing or applying new technologies, products or services in growing industry sectors.

6

Columbia LifeGoal® Growth Portfolio

  Principal Risks

■

Investment Strategy Risk – The Portfolio is subject to investment strategy risk, as the Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Portfolio’s shares to lose value or may cause the Portfolio to underperform other funds with similar investment objectives.

■

Allocation Risk – The Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Portfolio’s allocation among asset classes or investments will cause the Portfolio’s shares to lose value or cause the Portfolio to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

■

Investing in Other Funds Risk – The performance of the Underlying Funds in which the Portfolio invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Portfolio. These transactions might also result in higher brokerage, tax or other costs for the Portfolio. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Advisor has the authority to change the Underlying Funds in which the Portfolio invests or to change the percentage of the Portfolio’s investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Advisor or its affiliates, this could result in the Advisor having a potential conflict of interest in selecting the Underlying Funds in which the Portfolio invests or in determining the percentage of the Portfolio’s investments allocated to each Underlying Fund.

The Portfolio is subject indirectly to the following risks of the Underlying Funds:

■

Market Risk – The Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Underlying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Underlying Fund. Accordingly, an investment in the Underlying Fund could lose money over short or even long periods. The market values of the securities the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Growth Securities Risk – Certain Underlying Funds invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Value Securities Risk – Certain Underlying Funds invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Smaller Company Securities Risk – Certain Underlying Funds invest in securities of small- or mid-capitalization companies (“smaller companies”) which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade

7

Columbia LifeGoal® Growth Portfolio

less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Foreign Securities Risk – Certain Underlying Funds invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Technology Sector Risk – Certain Underlying Funds invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

■

Convertible Securities Risk – Certain Underlying Funds invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Underlying Fund’s return.

■

Interest Rate Risk – Certain Underlying Funds invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Underlying Fund receives from it but will affect the value of the Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Certain Underlying Funds are subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise

8

Columbia LifeGoal® Growth Portfolio

revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Real Estate Investment Trusts Risk – Certain Underlying Funds invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

■

Derivatives Risk – Certain Underlying Funds use derivatives, which are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Underlying Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Underlying Fund’s derivative positions at times when the Underlying Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The

Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Non-Diversified Mutual Fund Risk – Certain Underlying Funds are non-diversified, which generally means that each such Underlying Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Underlying Fund could affect the overall value of the Underlying Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Underlying Fund’s value will likely be more volatile than the value of more diversified funds.

■

Emerging Market Securities Risk – Certain Underlying Funds invest in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These emerging market securities are more likely to have greater exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Industry Sector Risk – Certain Underlying Funds invest in securities of companies in different, but closely related, industries. These securities are considered as being in the same broad economic sector. The values of such securities in the same sector may be similarly affected by particular economic or market events, making the Underlying Fund more vulnerable to unfavorable developments in that sector than funds investing in multiple sectors. The Underlying Fund does not intend to focus on any particular sector;

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Columbia LifeGoal® Growth Portfolio

however, at times the Underlying Fund may invest a significant portion of its assets in a particular sector.

■

Special Situations Risk – Certain Underlying Funds invest in securities of companies that may be involved in a major corporate event, such as a business consolidation or restructuring. These securities may present special risk because of the high degree of uncertainty associated with such events.

■

Frequent Trading Risk – Certain Underlying Funds’ investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Underlying Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund’s return.

■

Short Sales Risk – Certain Underlying Funds engage in short selling. A short sale generally involves the sale by the Underlying Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Underlying Fund of a security it does own. In order to short sell a common stock, the Underlying Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Underlying Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Underlying Fund. Therefore, the Underlying Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Underlying Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Underlying Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

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Columbia LifeGoal® Growth Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Portfolio’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 8.34%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 1998:	23.67%
Worst:	3rd quarter 2002:	-18.76%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia LifeGoal® Growth Portfolio

Average Annual Total Return as of December 31, 2006

The table below shows the Portfolio’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index, an unmanaged index, which tracks the performance of 500 widely held large-capitalization U.S. stocks. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class Z shares returns before taxes	16.81%	9.38%	8.64%
Class Z shares returns after taxes on distributions	15.97%	8.93%	7.18%
Class Z shares returns after taxes on distributions and sale of Portfolio shares	11.99%	8.03%	6.79%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.79%	6.19%	8.42%

(a)	The inception date of the Portfolio’s Class Z shares is October 15, 1996.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

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Columbia LifeGoal® Growth Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Portfolio’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table.

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Columbia LifeGoal® Growth Portfolio

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

Class Z Shares
Management fees(a)	0.25%
Other expenses	—
Acquired fund (Underlying Fund) fees and expenses(b)	0.92%
Total annual Portfolio operating expenses	1.17%

(a)	The Portfolio pays investment advisory fees of 0.25% and does not pay an administration fee.

(b)

The figure shown here is based on amounts incurred during each Underlying Fund’s most recent shareholder report. The expense ratio of the Underlying Funds may be higher or lower depending on the portion of the Portfolio’s assets allocated to each Underlying Fund from time to time.

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Columbia LifeGoal® Growth Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Portfolio for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$119	$372	$644	$1,420

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

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Columbia LifeGoal® Balanced Growth Portfolio

FUNDimensions™
Columbia LifeGoal® Balanced Growth Portfolio
Investment Objective:	Total return, consisting of capital appreciation and current income
Investment Style:	Moderate Allocation
Benchmark:	S&P 500® Index Lehman Brothers U.S. Aggregate Bond Index
Ticker Symbol:	Class Z: NBGPX
Principal Risks:

Investment strategy risk

Allocation risk

Investing in other funds risk

Market risk

Growth securities risk

Value securities risk

Smaller company securities risk

Foreign securities risk

U.S. Government obligations risk

Interest rate risk

Credit risk

Derivatives risk

Technology sector risk

Real estate investment trusts risk

Convertible securities risk

Non-diversified mutual fund risk

Emerging market securities risk

Industry sector risk

Special situations risk

Frequent trading risk

Dollar rolls risk

Mortgage-backed securities risk

Asset-backed securities risk

Reinvestment risk

Liquidity risk

Changing distribution levels risk

Low and below investment grade securities risk

Short sales risk

Zero-coupon bonds risk

  Investment Objective

The Portfolio seeks total return, consisting of capital appreciation and current income.

  Principal Investment Strategies

Under normal circumstances, the Portfolio invests all of its assets in Class Z shares of certain Columbia Funds (Underlying Funds) that invest in equity or debt securities, including domestic and foreign equity securities and government and corporate debt securities.

The Advisor uses asset allocation as its principal investment approach and:

■

allocates the Portfolio’s assets among Underlying Fund categories within the target asset allocations set for the Portfolio, based on the Portfolio’s investment objective and historical and projected returns for each asset class.

■

chooses individual Underlying Funds within each Underlying Fund category and the amount that will be allocated to each Underlying Fund, based on each Underlying Fund’s historical returns and the expected performance of the Underlying Funds.

■	reviews the allocations to Underlying Fund categories and individual Underlying Funds at least monthly, and may change these allocations when the Advisor believes it is appropriate to do so.

The Portfolio’s targeted allocations to each category of Underlying Funds, and the individual Underlying Funds within those categories, are as follows:

■

15-40% of the Portfolio’s assets is allocated to funds that invest in large-capitalization domestic equity securities, including Columbia Large Cap Value Fund, Columbia Large Cap Core Fund and Columbia Marsico Focused Equities Fund.

■	5-15% of the Portfolio’s assets is allocated to funds that invest in mid-capitalization domestic equity securities, including Columbia Mid Cap Value Fund and Columbia Mid Cap Growth Fund.

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Columbia LifeGoal® Balanced Growth Portfolio

■

5-15% of the Portfolio’s assets is allocated to funds that invest in small-capitalization domestic equity securities, including Columbia Small Cap Value Fund II, Columbia Small Cap Growth Fund II and Columbia Acorn USA Fund.

■

5-15% of the Portfolio’s assets is allocated to funds that invest in international/global equity securities, including Columbia International Value Fund*, Columbia Multi-Advisor International Equity Fund, Columbia Marsico International Opportunities Fund and Columbia Acorn International Fund.

■	25-65% of the Portfolio’s assets is allocated to funds that invest in government and corporate debt securities, including Columbia Short Term Bond Fund and Columbia Total Return Bond Fund.

■	0-10% of the Portfolio’s assets is allocated to funds that invest in convertible securities, consisting of Columbia Convertible Securities Fund.

■	0-10% of the Portfolio’s assets is allocated to funds that invest in below investment grade debt securities, consisting of Columbia High Income Fund.

*	Because this Fund is closed to new investments, the Portfolio will not invest additional assets in this Fund.

The actual amount of Portfolio assets invested in any Underlying Fund category, or in any individual Underlying Fund, may vary from these target allocations at any time. The Advisor may use various strategies to try to manage how much the actual amount varies, and for how long. The Advisor can modify the list of Underlying Funds in which the Portfolio is invested at any time, including by adding Underlying Funds introduced after the date of this Prospectus.

The Advisor may sell shares of an Underlying Fund to adjust the allocation of the Portfolio’s assets; if the Advisor believes that an Underlying Fund is no longer a suitable investment, or that other Underlying Funds are more attractive; to meet redemption requests; or for other reasons. When selling shares to meet redemption requests, the Advisor normally will sell a proportionate amount of the shares the Portfolio owns in each Underlying Fund.

FUNDamentals™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes – for example, domestic equity securities, foreign securities and debt securities – in varying proportions.

The mix of asset classes and how much is invested in each is an important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

FUNDamentals™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds typically by using an asset allocation approach. A fund of funds indirectly bears a portion of the underlying funds’ expenses, in addition to the fund of funds’ own expenses.

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Columbia LifeGoal® Balanced Growth Portfolio

  Principal Risks

■

Investment Strategy Risk – The Portfolio is subject to investment strategy risk, as the Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Portfolio’s shares to lose value or may cause the Portfolio to underperform other funds with similar investment objectives.

■

Allocation Risk – The Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Portfolio’s allocation among asset classes or investments will cause the Portfolio’s shares to lose value or cause the Portfolio to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

■

Investing in Other Funds Risk – The performance of the Underlying Funds in which the Portfolio invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Portfolio. These transactions might also result in higher brokerage, tax or other costs for the Portfolio. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Advisor has the authority to change the Underlying Funds in which the Portfolio invests or to change the percentage of the Portfolio’s investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Advisor or its affiliates, this could result in the Advisor having a potential conflict of interest in selecting the Underlying Funds in which the Portfolio invests or in determining the percentage of the Portfolio’s investments allocated to each Underlying Fund.

The Portfolio is subject indirectly to the following risks of the Underlying Funds:

■

Market Risk – The Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Underlying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Underlying Fund.

Accordingly, an investment in the Underlying Fund could lose money over short or even long periods. The market values of the securities the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Growth Securities Risk – Certain Underlying Funds invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Value Securities Risk – Certain Underlying Funds invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Smaller Company Securities Risk – Certain Underlying Funds invest in securities of small- or mid-capitalization companies (“smaller companies”) which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

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Columbia LifeGoal® Balanced Growth Portfolio

■

Foreign Securities Risk – Certain Underlying Funds invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

U.S. Government Obligations Risk – Certain Underlying Funds invest in U.S. Government obligations. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Interest Rate Risk – Certain Underlying Funds invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Underlying Fund receives from it but will affect the value of the Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Certain Underlying Funds are subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Derivatives Risk – Certain Underlying Funds use derivatives, which are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Underlying Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Underlying

19

Columbia LifeGoal® Balanced Growth Portfolio

Fund’s derivative positions at times when the Underlying Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Technology Sector Risk – Certain Underlying Funds invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

■

Real Estate Investment Trusts Risk – Certain Underlying Funds invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

■

Convertible Securities Risk – Certain Underlying Funds invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Underlying Fund’s return.

■

Non-Diversified Mutual Fund Risk – Certain Underlying Funds are non-diversified, which generally means that each such Underlying Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Underlying Fund could affect the overall value of the Underlying Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Underlying Fund’s value will likely be more volatile than the value of more diversified funds.

■

Emerging Market Securities Risk – Certain Underlying Funds invest in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These emerging market securities are more likely to have greater exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade,

20

Columbia LifeGoal® Balanced Growth Portfolio

which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Industry Sector Risk – Certain Underlying Funds invest in securities of companies in different, but closely related, industries. These securities are considered as being in the same broad economic sector. The values of such securities in the same sector may be similarly affected by particular economic or market events, making the Underlying Fund more vulnerable to unfavorable developments in that sector than funds investing in multiple sectors. The Underlying Fund does not intend to focus on any particular sector; however, at times the Underlying Fund may invest a significant portion of its assets in a particular sector.

■

Special Situations Risk – Certain Underlying Funds invest in securities of companies that may be involved in a major corporate event, such as a business consolidation or restructuring. These securities may present special risk because of the high degree of uncertainty associated with such events.

■

Frequent Trading Risk – Certain Underlying Funds’ investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Underlying Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund’s return.

■

Dollar Rolls Risk – Certain Underlying Funds use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund’s portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

■

Mortgage-Backed Securities Risk – Certain Underlying Funds invest in mortgage-backed securities. The value of the Underlying Fund’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the

21

Columbia LifeGoal® Balanced Growth Portfolio

duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Asset-Backed Securities Risk – Certain Underlying Funds invest in asset-backed securities. The value of the Underlying Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Reinvestment Risk – Because certain Underlying Funds invest in debt securities, income from those Underlying Funds’ debt securities portfolios will decline if and when the Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Underlying Fund’s portfolio.

■

Liquidity Risk – Certain Underlying Funds invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Underlying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

■

Changing Distribution Levels Risk – Certain Underlying Funds are subject to changing distribution levels risk. The amount of the distributions paid by the Underlying Fund generally depends on the amount of income and/or dividends received by the Underlying Fund on the securities it holds. The Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Underlying Fund receives from its investments decline.

■

Low and Below Investment Grade Securities Risk – Certain Underlying Funds invest in debt securities with the lowest investment grade rating (e.g., BBB by S&P or Fitch) or that are below investment grade (e.g., BB or below by S&P or Fitch). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

■

Short Sales Risk – Certain Underlying Funds engage in short selling. A short sale generally involves the sale by the Underlying Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Underlying Fund of a security it does own. In order to short sell a common stock, the Underlying Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Underlying Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Underlying Fund. Therefore, the Underlying Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Underlying Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Underlying Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur.

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Columbia LifeGoal® Balanced Growth Portfolio

■

Zero-Coupon Bonds Risk – Certain Underlying Funds invest in zero-coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Underlying Fund and distributed to its shareholders.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

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Columbia LifeGoal® Balanced Growth Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Portfolio’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 5.58%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	12.53%
Worst:	3rd quarter 2002:	-10.36%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia LifeGoal® Balanced Growth Portfolio

Average Annual Total Return as of December 31, 2006

The table below shows the Portfolio’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index is an unmanaged index, which tracks the performance of 500 widely held large-capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market-value weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. The indices are not available for investment and do not reflect fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class Z shares returns before taxes	12.52%	8.06%	8.14%
Class Z shares returns after taxes on distributions	11.13%	6.91%	6.13%
Class Z shares returns after taxes on distributions and sale of Portfolio shares	8.79%	6.42%	5.90%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.79%	6.19%	8.42%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	4.33%	5.06%	6.24%

(a)	The inception date of the Portfolio’s Class Z shares is October 15, 1996.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

25

Columbia LifeGoal® Balanced Growth Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Portfolio’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table.

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Columbia LifeGoal® Balanced Growth Portfolio

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

Class Z Shares
Management fees(a)	0.25%
Other expenses	—
Acquired fund (Underlying Fund) fees and expenses(b)	0.78%
Total annual Portfolio operating expenses	1.03%

(a)	The Portfolio pays investment advisory fees of 0.25% and does not pay an administration fee.

(b)

The figure shown here is based on amounts incurred during each Underlying Fund’s most recent shareholder report. The expense ratio of the Underlying Funds may be higher or lower depending on the portion of the Portfolio’s assets allocated to each Underlying Fund from time to time.

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Columbia LifeGoal® Balanced Growth Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Portfolio for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$105	$328	$569	$1,259

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

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Columbia LifeGoal® Income and Growth Portfolio

FUNDimensions™
Columbia LifeGoal® Income and Growth Portfolio
Investment Objective:	Total return, consisting of current income and modest capital appreciation
Investment Style:	Conservative Allocation
Benchmark:	S&P 500® Index Lehman Brothers U.S. Aggregate Bond Index
Ticker Symbol:	Class Z: NIPAX
Principal Risks:

Investment strategy risk

Allocation risk

Investing in other funds risk Market Risk

Growth securities risk

Value securities risk

Investing in other funds risk

Smaller company securities risk

U.S. Government obligations risk

Interest rate risk

Credit risk

Low and below investment grade securities risk

Derivatives risk

Dollar rolls risk

Mortgage-backed securities risk

Asset-backed securities risk

Foreign securities risk

Reinvestment risk

Liquidity risk

Changing distribution levels risk

Frequent trading risk

Real estate investment trusts risk

Convertible securities risk

Technology sector risk

Non-diversified mutual fund risk

Emerging market securities risk

Industry sector risk

Special situations risk

Short sales risk

Zero-coupon bonds risk

Money Market Fund risk

Municipal securities risk

Repurchase agreements risk

  Investment Objective

The Portfolio seeks total return, consisting of current income and modest capital appreciation.

  Principal Investment Strategies

Under normal circumstances, the Portfolio invests most of its assets in Class Z shares of certain Columbia Funds (Underlying Funds) that invest in government or corporate debt securities, but also invests, to a smaller extent, in shares of Underlying Funds that invest in domestic or foreign equity securities or money market instruments.

The Advisor uses asset allocation as its principal investment approach and:

■

allocates the Portfolio’s assets among Underlying Fund categories within the target asset allocations set for the Portfolio, based on the Portfolio’s investment objective and historical and projected returns for each asset class.

■

chooses individual Underlying Funds within each Underlying Fund category and the amount that will be allocated to each Underlying Fund, based on each Underlying Fund’s historical returns and the expected performance of the Underlying Funds.

■	reviews the allocations to Underlying Fund categories and individual Underlying Funds at least monthly, and may change these allocations when the Advisor believes it is appropriate to do so.

The Portfolio’s targeted allocations to each category of Underlying Funds, and the individual Underlying Funds within those categories, are as follows:

■	50-90% of the Portfolio’s assets is allocated to funds that invest in government and corporate debt securities, including Columbia Short Term Bond Fund and Columbia Total Return Bond Fund.

■

10-30% of the Portfolio’s assets is allocated to funds that invest in large-capitalization domestic equity securities, including Columbia Large Cap Value Fund, Columbia Large Cap Core Fund and Columbia Marsico Focused Equities Fund.

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Columbia LifeGoal® Income and Growth Portfolio

■	0-10% of the Portfolio’s assets is allocated to funds that invest in mid-capitalization domestic equity securities, including Columbia Mid Cap Value Fund and Columbia Mid Cap Growth Fund.

■

0-10% of the Portfolio’s assets is allocated to funds that invest in small-capitalization domestic equity securities, including Columbia Small Cap Value Fund II, Columbia Small Cap Growth Fund II and Columbia Acorn USA Fund.

■

0-10% of the Portfolio’s assets is allocated to funds that invest in international/global equity securities, including Columbia International Value Fund*, Columbia Multi-Advisor International Equity Fund, Columbia Marsico International Opportunities Fund and Columbia Acorn International Fund.

■	0-10% of the Portfolio’s assets is allocated to funds that invest in convertible securities, consisting of Columbia Convertible Securities Fund.

■	0-15% of the Portfolio’s assets is allocated to funds that invest in below investment grade debt securities, consisting of Columbia High Income Fund.

■	0-20% of the Portfolio’s assets is allocated to funds that invest in money market instruments, consisting of Columbia Cash Reserves.

*	Because this Fund is closed to new investments, the Portfolio will not invest additional assets in this Fund.

The Portfolio’s target allocation for total investments in Underlying Funds that invest in domestic and foreign equity securities is 30% of the Portfolio’s assets. The actual amount of Portfolio assets invested in any Underlying Fund category, or in any individual Underlying Fund, may vary from these target allocations at any time. The Advisor may use various strategies to try to manage how much the actual amount varies, and for how long. The Advisor can modify the list of Underlying Funds in which the Portfolio is invested at any time, including by adding Underlying Funds introduced after the date of this Prospectus.

The Advisor may sell shares of an Underlying Fund to adjust the allocation of the Portfolio’s assets; if the Advisor believes that an Underlying Fund is no longer a suitable investment, or that other Underlying Funds are more attractive; to meet redemption requests; or for other reasons. When selling shares to meet redemption requests, the Advisor normally will sell a proportionate amount of the shares the Portfolio owns in each Underlying Fund.

FUNDamentals™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds typically by using an asset allocation approach. A fund of funds indirectly bears a portion of the underlying funds’ expenses, in addition to the fund of funds’ own expenses.

FUNDamentals™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes – for example, domestic equity securities, foreign securities and debt securities – in varying proportions.

The mix of asset classes and how much is invested in each is an important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

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Columbia LifeGoal® Income and Growth Portfolio

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

  Principal Risks

■

Investment Strategy Risk – The Portfolio is subject to investment strategy risk, as the Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Portfolio’s shares to lose value or may cause the Portfolio to underperform other funds with similar investment objectives.

■

Allocation Risk – The Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Portfolio’s allocation among asset classes or investments will cause the Portfolio’s shares to lose value or cause the Portfolio to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

■

Investing in Other Funds Risk – The performance of the Underlying Funds in which the Portfolio invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Portfolio. These transactions might also result in higher brokerage, tax or other costs for the Portfolio. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Advisor has the authority to change the Underlying Funds in which the Portfolio invests or to change the percentage of the Portfolio’s investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Advisor or its affiliates, this could result in the Advisor having a potential conflict of interest in selecting the Underlying Funds in which the Portfolio invests or in determining the percentage of the Portfolio’s investments allocated to each Underlying Fund.

The Portfolio is subject indirectly to the following risks of the Underlying Funds:

■

Market Risk – The Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Underlying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Underlying Fund. Accordingly, an investment in the Underlying Fund could lose money over short or even long periods. The market values of the securities the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Growth Securities Risk – Certain Underlying Funds invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Value Securities Risk – Certain Underlying Funds invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of

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Columbia LifeGoal® Income and Growth Portfolio

these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Smaller Company Securities Risk – Certain Underlying Funds invest in securities of small- or mid-capitalization companies (“smaller companies”) which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

U.S. Government Obligations Risk – Certain Underlying Funds invest in U.S. Government obligations. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Interest Rate Risk – Certain Underlying Funds invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Underlying Fund receives from it but will affect the value of the Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Certain Underlying Funds are subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Low and Below Investment Grade Securities Risk – Certain Underlying Funds invest in debt securities with the lowest investment grade rating (e.g., BBB by S&P or Fitch) or that are below investment grade (e.g., BB or below by S&P or Fitch). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

■	Derivatives Risk – Certain Underlying Funds use derivatives, which are financial contracts whose values are, for example, based on (or “derived” from) traditional

32

Columbia LifeGoal® Income and Growth Portfolio

securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the Underlying Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Underlying Fund’s derivative positions at times when the Underlying Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Dollar Rolls Risk – Certain Underlying Funds use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund’s portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

■	Mortgage-Backed Securities Risk – Certain Underlying Funds invest in mortgage-backed securities. The value of the Underlying Fund’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage- backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

■	Asset-Backed Securities Risk – Certain Underlying Funds invest in asset-backed securities. The value of the

33

Columbia LifeGoal® Income and Growth Portfolio

Underlying Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Foreign Securities Risk – Certain Underlying Funds invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Reinvestment Risk – Because certain Underlying Funds invest in debt securities, income from those Underlying Funds’ debt securities portfolios will decline if and when the Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Underlying Fund’s portfolio.

■

Liquidity Risk – Certain Underlying Funds invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Underlying Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

■

Changing Distribution Levels Risk – Certain Underlying Funds are subject to changing distribution levels risk. The amount of the distributions paid by the Underlying Fund generally depends on the amount of income and/or dividends received by the Underlying Fund on the securities it holds. The Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Underlying Fund receives from its investments decline.

■

Frequent Trading Risk – Certain Underlying Funds’ investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Underlying Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund’s return.

■

Real Estate Investment Trusts Risk – Certain Underlying Funds invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the

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Columbia LifeGoal® Income and Growth Portfolio

Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

■

Convertible Securities Risk – Certain Underlying Funds invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Underlying Fund’s return.

■

Technology Sector Risk – Certain Underlying Funds invest in securities of companies in the technology sector, which are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

■

Non-Diversified Mutual Fund Risk – Certain Underlying Funds are non-diversified, which generally means that each such Underlying Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Underlying Fund could affect the overall value of the Underlying Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Underlying Fund’s value will likely be more volatile than the value of more diversified funds.

■

Emerging Market Securities Risk – Certain Underlying Funds invest in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These emerging market securities are more likely to have greater exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Industry Sector Risk – Certain Underlying Funds invest in securities of companies in different, but closely related, industries. These securities are considered as being in the same broad economic sector. The values of such securities in the same sector may be similarly affected by particular economic or market events, making the Underlying Fund more vulnerable to unfavorable developments in that sector than funds investing in multiple sectors. The Underlying Fund does not intend to focus on any particular sector; however, at times the Underlying Fund may invest a significant portion of its assets in a particular sector.

■

Special Situations Risk – Certain Underlying Funds invest in securities of companies that may be involved in a major corporate event, such as a business consolidation or restructuring. These securities may present special risk because of the high degree of uncertainty associated with such events.

■

Short Sales Risk – Certain Underlying Funds engage in short selling. A short sale generally involves the sale by the Underlying Fund of a security it does not own with the expectation of acquiring the security at a later time at a

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Columbia LifeGoal® Income and Growth Portfolio

lower price, but can involve the sale by the Underlying Fund of a security it does own. In order to short sell a common stock, the Underlying Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Underlying Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Underlying Fund. Therefore, the Underlying Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Underlying Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Underlying Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur.

■

Zero-Coupon Bonds Risk – Certain Underlying Funds invest in zero-coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Underlying Fund and distributed to its shareholders.

■

Money Market Fund Risk – Certain Underlying Funds are money market funds, but an investment in such Underlying Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although these Underlying Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Underlying Fund.

■

Municipal Securities Risk – Certain Underlying Funds invest in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Portfolio, you may be required to file an amended tax return and pay additional taxes as a result.

■

Repurchase Agreements Risk – Certain Underlying Funds use repurchase agreements, which are agreements in which the seller of a security to the Underlying Fund agrees to repurchase that security from the Underlying Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Underlying Fund’s income and the value of the Portfolio’s investment in the Underlying Fund to decline.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

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Columbia LifeGoal® Income and Growth Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Portfolio’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 3.78%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	7.27%
Worst:	3rd quarter 2002:	-4.32%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia LifeGoal® Income and Growth Portfolio

Average Annual Total Return as of December 31, 2006

The table below shows the Portfolio’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table compares the Portfolio’s returns for each period with those of the S&P 500® Index and the Lehman Brothers U.S. Aggregate Bond Index. The S&P 500® Index is an unmanaged index, which tracks the performance of 500 widely held large-capitalization U.S. stocks. The Lehman Brothers U.S. Aggregate Bond Index is a market-value weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. The indices are not available for investment and do not reflect fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class Z shares returns before taxes	9.31%	6.26%	6.47%
Class Z shares returns after taxes on distributions	7.63%	4.83%	4.62%
Class Z shares returns after taxes on distributions and sale of Portfolio shares	6.50%	4.69%	4.52%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.79%	6.19%	8.42%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	4.33%	5.06%	6.24%

(a)	The inception date of the Portfolio’s Class Z shares is October 15, 1996.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

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Columbia LifeGoal® Income and Growth Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Portfolio’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table.

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Columbia LifeGoal® Income and Growth Portfolio

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

Class Z Shares
Management fees(a)	0.25%
Other expenses	—
Acquired fund (Underlying Fund) fees and expenses(b)	0.68%
Total annual Portfolio operating expenses	0.93%

(a)	The Portfolio pays investment advisory fees of 0.25% and does not pay an administration fee.

(b)

The figure shown here is based on amounts incurred during each Underlying Fund’s most recent shareholder report. The expense ratio of the Underlying Funds may be higher or lower depending on the portion of the Portfolio’s assets allocated to each Underlying Fund from time to time.

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Columbia LifeGoal® Income and Growth Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Portfolio for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$95	$296	$515	$1,143

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

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Columbia LifeGoal® Income Portfolio

FUNDimensions™
Columbia LifeGoal® Income Portfolio
Investment Objective:	Current income, consistent with relative stability of principal
Investment Style:	Intermediate-Term Bond
Benchmark:	Lehman Brothers U.S. Aggregate 1-3 Years Index Blended 80% Lehman Brothers U.S. Aggregate 1-3 Years Index/20% Lehman Brothers U.S. High Yield Index
Ticker Symbol:	Class Z: N/A
Principal Risks:	Investment strategy risk
Allocation risk
Investing in other funds risk
Market risk
Interest rate risk
Credit risk
U.S. Government obligations risk
Derivatives risk
Convertible securities risk
Low and below investment grade securities risk
Asset-backed securities risk
Mortgage-backed securities risk
Foreign securities risk
Real estate investment trusts risk
Dollar rolls risk
Reinvestment risk
Liquidity risk
Changing distribution levels risk
Frequent trading risk
Repurchase agreements risk
Zero-coupon bonds risk
Money Market Fund risk
Municipal securities risk
Short sales risk
Value securities risk
Smaller company securities risk

  Investment Objective

The Portfolio seeks current income, consistent with relative stability of principal.

  Principal Investment Strategies

Under normal circumstances, the Portfolio invests a majority of its assets in Class Z shares of certain Columbia Funds (Underlying Funds) that invest in government or corporate debt securities, but also may invest in shares of Underlying Funds that invest in domestic equity securities, other debt securities or money market instruments, as well as directly in individual securities.

The Advisor uses asset allocation as its principal investment approach and:

■

allocates the Portfolio’s assets among Underlying Fund and individual securities categories within the target asset allocations set for the Portfolio, based on the Portfolio’s investment objective and historical and projected returns for each asset class.

■

chooses individual Underlying Funds and individual securities within each category and the amount that will be allocated to each Underlying Fund and individual security, based on each Underlying Fund’s or individual security’s historical returns and the expected performance of the Underlying Funds or individual securities.

■

reviews the allocations to Underlying Fund and individual securities categories and individual Underlying Funds on an ongoing basis, and may change these allocations when the Advisor believes it is appropriate to do so.

The Portfolio’s targeted allocations to each category of Underlying Funds and individual securities, and the individual Underlying Funds and individual securities within those categories, are as follows:

■

0-100% of the Portfolio’s assets is allocated to funds that invest in government and corporate debt securities, including Columbia Short Term Bond Fund, Columbia Core Bond Fund, Columbia Total Return Bond Fund, Corporate Bond Portfolio and Mortgage- and Asset-Backed Portfolio.

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Columbia LifeGoal® Income Portfolio

■	0-35% of the Portfolio’s assets is allocated to funds that invest in below investment grade debt securities, consisting of Columbia High Income Fund.

■	0-35% of the Portfolio’s assets is allocated to funds that invest in money market instruments, consisting of Columbia Cash Reserves.

■	0-20% of the Portfolio’s assets is allocated to funds that invest in convertible securities, consisting of Columbia Convertible Securities Fund.

■	0-20% of the Portfolio’s assets is allocated to fund that invest in equity securities, including Columbia Large Cap Value Fund, Columbia Mid Cap Value Fund and Columbia Small Cap Value Fund II.

■

0-100% of the Portfolio’s assets is allocated to individual securities, including, without limitation, money market instruments, investment grade debt securities, mortgage- and other asset-backed securities, below investment grade debt securities, international debt securities, income-oriented equity securities, convertible securities and real estate investment trusts (or REITs).

The Advisor invests at least 50% of the Portfolio’s assets in investment grade debt securities (either through an Underlying Fund or through individual securities). The Advisor invests no more than 30% of the Portfolio’s assets in a combination of income-oriented equity securities and REITs, but does not invest more than 20% of the Portfolio’s assets in REITs.

The actual amount of Portfolio assets invested in any Underlying Fund or individual security category, or in any individual Underlying Fund or individual security, may vary from these target allocations at any time. The Advisor may use various strategies to try to manage how much the actual amount varies, and for how long. The Advisor can modify the list of Underlying Funds in which the Portfolio is invested at any time, including by adding Underlying Funds introduced after the date of this Prospectus.

The Portfolio may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Portfolio may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Portfolio also may invest in private placements to seek to enhance yield.

The Advisor may sell shares of an Underlying Fund or individual security to adjust the allocation of the Portfolio’s assets; if the Advisor believes that an Underlying Fund or individual security is no longer a suitable investment, or that other Underlying Funds or individual securities are more attractive; to meet redemption requests; or for other reasons. When selling shares to meet redemption requests, the Advisor normally will sell a proportionate amount of the shares the Portfolio owns in each Underlying Fund.

FUNDamentals™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds typically by using an asset allocation approach. A fund of funds indirectly bears a portion of the underlying funds’ expenses, in addition to the fund of funds’ own expenses.

FUNDamentals™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes – for example, domestic equity securities, foreign securities and debt securities – in varying proportions.

The mix of asset classes and how much is invested in each is an important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

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Columbia LifeGoal® Income Portfolio

FUNDamentals™

International Equity Funds

International equity funds invest primarily in equity securities of companies outside of the United States.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities involve special risks not associated with investing in the U.S. stock market.

International equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio,

■  are not looking for a regular stream of income, and

■  are prepared to accept the risks associated with foreign securities.

FUNDamentals™

Convertible Securities

Convertible securities, which include convertible bonds and convertible preferred stocks, can be exchanged for common stock at a specified rate. The common stock it converts to is called the “underlying” common stock.

Convertible securities typically:

■  have higher income potential than the underlying common stock,

■  are affected less by changes in the stock market than the underlying common stock, and

■   have the potential to change in value if the value of the underlying common stock changes.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, collateralized debt obligations, and other types of consumer loans or lease receivables.

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Columbia LifeGoal® Income Portfolio

  Principal Risks

■

Investment Strategy Risk – The Portfolio is subject to investment strategy risk, as the Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Portfolio’s shares to lose value or may cause the Portfolio to underperform other funds with similar investment objectives.

■

Allocation Risk – The Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Portfolio’s allocation among asset classes or investments will cause the Portfolio’s shares to lose value or cause the Portfolio to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

■

Investing in Other Funds Risk – The performance of the Underlying Funds in which the Portfolio invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Portfolio. These transactions might also result in higher brokerage, tax or other costs for the Portfolio. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Advisor has the authority to change the Underlying Funds in which the Portfolio invests or to change the percentage of the Portfolio’s investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Advisor or its affiliates, this could result in the Advisor having a potential conflict of interest in selecting the Underlying Funds in which the Portfolio invests or in determining the percentage of the Portfolio's investments allocated to each Underlying Fund.

The Portfolio is subject directly to the extent it invests in individual securities and indirectly to the extent it invests in Underlying Funds to the following risks:

■	Market Risk – The Portfolio and Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Portfolio and

Underlying Fund hold will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Portfolio or Underlying Fund. Accordingly, an investment in the Portfolio or Underlying Fund could lose money over short or even long periods. The market values of the securities the Portfolio or Underlying Fund hold also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Interest Rate Risk – The Portfolio and certain Underlying Funds invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Portfolio or Underlying Fund receives from it but will affect the value of the Portfolio’s or Underlying Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – The Portfolio and certain Underlying Funds are subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio or Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■	U.S. Government Obligations Risk – The Portfolio and certain Underlying Funds invest in U.S. Government obligations. U.S. Treasury obligations are backed by the

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Columbia LifeGoal® Income Portfolio

“full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Derivatives Risk – The Portfolio and certain Underlying Funds use derivatives, which are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Portfolio’s or Underlying Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Portfolio’s or Underlying Fund’s derivative positions at times when the Portfolio or Underlying Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Portfolio or Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Convertible Securities Risk – The Portfolio and certain Underlying Funds invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Portfolio or Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Portfolio’s or Underlying Fund’s return.

■

Low and Below Investment Grade Securities Risk – The Portfolio and certain Underlying Funds invest in debt securities with the lowest investment grade rating (e.g., BBB by S&P or Fitch) or that are below investment grade (e.g., BB or below by S&P or Fitch). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

■

Asset-Backed Securities Risk – The Portfolio and certain Underlying Funds invest in asset-backed securities. The value of the Portfolio’s or Underlying Fund’s asset-backed securities may be affected by, among other things, changes

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Columbia LifeGoal® Income Portfolio

in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Portfolio or Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Mortgage-Backed Securities Risk – The Portfolio and certain Underlying Funds invest in mortgage-backed securities. The value of the Portfolio’s or Underlying Fund’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Portfolio or Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Foreign Securities Risk – The Portfolio and certain Underlying Funds invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Portfolio or Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Portfolio or Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency

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Columbia LifeGoal® Income Portfolio

exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Real Estate Investment Trusts Risk – The Portfolio and certain Underlying Funds invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Portfolio’s or Underlying Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

■

Dollar Rolls Risk – The Portfolio and certain Underlying Funds use dollar rolls, which are transactions in which the Portfolio or Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Portfolio or Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Portfolio’s or Underlying Fund’s portfolio turnover rate. If the Portfolio or Underlying Fund reinvests the proceeds of the security sold, the Portfolio or Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

■

Reinvestment Risk – Because the Portfolio and certain Underlying Funds invest in debt securities, income from the Portfolio’s and those Underlying Funds’ debt securities portfolios will decline if and when the Portfolio or Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Portfolio’s or Underlying Fund’s portfolio.

■

Liquidity Risk – The Portfolio and certain Underlying Funds invest in illiquid securities, which are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Portfolio or Underlying

Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

■

Changing Distribution Levels Risk – The Portfolio and certain Underlying Funds are subject to changing distribution levels risk. The amount of the distributions paid by the Portfolio or Underlying Fund generally depends on the amount of income and/or dividends received by the Portfolio or Underlying Fund on the securities it holds. The Portfolio or Underlying Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Portfolio or Underlying Fund receives from its investments decline.

■

Frequent Trading Risk – Certain Underlying Funds’ investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Underlying Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund’s return.

■

Repurchase Agreements Risk – The Portfolio and certain Underlying Funds use repurchase agreements, which are agreements in which the seller of a security to the Portfolio or Underlying Fund agrees to repurchase that security from the Portfolio or Underlying Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Portfolio’s or Underlying Fund’s income and the value of your investment in the Portfolio or, indirectly, the Underlying Fund to decline.

■

Zero-Coupon Bonds Risk – The Portfolio and certain Underlying Funds invest in zero-coupon bonds, which are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income

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Columbia LifeGoal® Income Portfolio

to the Portfolio or Underlying Fund and distributed to its shareholders.

■

Money Market Fund Risk – Certain Underlying Funds are money market funds, but an investment in such Underlying Fund is not a bank deposit, and is not insured or guaranteed by Bank of America, the FDIC or any other government agency. Although these Underlying Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Underlying Fund.

■

Municipal Securities Risk – The Portfolio and certain Underlying Funds invest in municipal securities, which are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Portfolio, you may be required to file an amended tax return and pay additional taxes as a result.

■

Short Sales Risk – The Portfolio and certain Underlying Funds engage in short selling. A short sale generally involves the sale by the Portfolio or Underlying Fund of a security it does not own with the expectation of acquiring the security at a later time at a lower price, but can involve the sale by the Portfolio or Underlying Fund of a security it does own. In order to short sell a common stock, the Portfolio or Underlying Fund must borrow, buy or already hold the security in order to make delivery to the counterparty. If the Portfolio or Underlying Fund borrows the security, it then is obligated to replace the security at some later time. The price of the security at such time may be higher or lower than the price at which the security was sold short by the Portfolio or Underlying Fund. Therefore, the Portfolio or Underlying Fund bears the risk that the price of the security at the time of replacement has not decreased. Short sales can potentially involve unlimited loss, as the market price of securities sold short may continue to increase, although the Portfolio or Underlying Fund may be able to limit any such losses by purchasing the securities sold short. There also is a risk that the Portfolio or Underlying Fund may experience difficulty purchasing the security necessary for replacement if the security does not have a liquid market at the time that the replacement must occur.

■

Value Securities Risk – The Portfolio and certain Underlying Funds invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■	Smaller Company Securities Risk – The Portfolio and certain Underlying Funds invest in securities of small- or mid-capitalization companies (“smaller companies”) which

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Columbia LifeGoal® Income Portfolio

can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

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Columbia LifeGoal® Income Portfolio

  Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Portfolio’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 2.25%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2006:	2.59%
Worst:	2nd quarter 2004:	-0.98%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia LifeGoal® Income Portfolio

Average Annual Total Return as of December 31, 2006

The table below shows the Portfolio’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio shares. The table compares the Portfolio’s returns for each period with those of the Lehman Brothers U.S. Aggregate 1-3 Years Index, an index of publicly-issued investment grade corporate, U.S. Treasury and U.S. Government agency securities with remaining maturities of one to three years. The blend is 80% Lehman Brothers U.S. Aggregate 1-3 Years Index and 20% Lehman Brothers U.S. High Yield Index. Lehman Brothers High Yield Index is an index of fixed-rate, non-investment-grade bonds with at least one year remaining to maturity. The indices are not available for investment and do not reflect fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class Z shares returns before taxes	6.33%	5.01%
Class Z shares returns after taxes on distributions	4.66%	3.43%
Class Z shares returns after taxes on distributions and sale of Portfolio shares	4.09%	3.36%
Lehman Brothers U.S. Aggregate 1-3 Years Index (reflects no deductions for fees, expenses or taxes)	5.71%	4.17%	(b)
Blended 80% Lehman Brothers U.S. Aggregate 1-3 Years Index/20% Lehman Brothers U.S. High Yield Index (reflects no deductions for fees, expenses or taxes)	4.34%	2.69%	(b)

(a)	The inception date of the Portfolio’s Class Z shares is September 4, 2003.

(b)	The returns for the indices shown are from August 31, 2003.

FUNDamentals ™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

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Columbia LifeGoal® Income Portfolio

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolios – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Portfolio’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table.

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Columbia LifeGoal® Income Portfolio

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees(a) (b)	0.29%
Other expenses	0.67%
Acquired fund (Underlying Fund) fees and expenses(c)	0.52%
Total annual Portfolio operating expenses	1.48%
Fee waivers and/or reimbursements	(0.54)%
Total net expenses(d)	0.94%

(a)	The Portfolio pays investment advisory fees of 0.06% and an administration fee of 0.23%.

(b)

The Advisor has implemented a schedule for the Portfolio’s advisory fees whereby the Portfolio pays 0.00% on its assets that are invested in Underlying Funds (excluding the Corporate Bond Portfolio and the Mortgage- and Asset-Backed Portfolio) and pays 0.50% on its assets that are invested in individual securities, the Corporate Bond Portfolio and the Mortgage- and Asset-Backed Portfolio. The Advisor has also contractually agreed to waive 0.10% of advisory fees payable to it on the Portfolio’s assets that are invested in individual securities, the Corporate Bond Portfolio and the Mortgage- and Asset-Backed Portfolio until July 31, 2008. The Administrator has contractually agreed to waive 0.10% of administration fees payable to it on the Portfolio’s assets that are invested in Underlying Funds (excluding the Corporate Bond Portfolio and the Mortgage- and Asset-Backed Portfolio) until July 31, 2008.

(c)

The figure shown here is based on amounts incurred during each Underlying Fund’s most recent shareholder report. The expense ratio of the Underlying Funds may be higher or lower depending on the portion of the Portfolio’s assets allocated to each Underlying Fund from time to time.

(d)

The Advisor has contractually agreed to bear a portion of the Portfolio’s expenses such that ordinary operating expenses (excluding distribution and service fees, interest, fees on borrowings and expenses associated with the Portfolio’s investments in other investment companies) do not exceed 0.42% annually through July 31, 2008.

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Columbia LifeGoal® Income Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Portfolio for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Portfolio Operating Expenses table above expire on July 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$96	$415	$757	$1,722

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

55

Additional Portfolio Investment Strategies and Policies

This section describes certain strategies and policies that each Portfolio may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Portfolios.

Changing the Portfolios’ Investment Objective and Policies

Each Portfolio’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

Each Portfolio may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. Each Portfolio may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Affiliated Funds

The Advisor has the authority to select the Underlying Funds in which each Portfolio invests its assets. The Advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The Advisor may be subject to a conflict of interest in selecting Underlying Funds for a Portfolio because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as a fiduciary to each Portfolio, the Advisor has a duty to act in the best interest of each Portfolio in selecting Underlying Funds.

Investing in Columbia Money Market Funds

Each Portfolio may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Portfolios for services provided directly.

Lending Securities

Each Portfolio may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. A Portfolio may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Portfolio portfolio securities is available in the SAI. Each Portfolio discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Portfolio files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

Each Portfolio’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

Investing Defensively

Each Portfolio may from time to time take temporary defensive investment positions that are inconsistent with the Portfolio’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. Each Portfolio may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Portfolio’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

56

Additional Portfolio Investment Strategies and Policies

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Portfolios generally buy securities for capital appreciation, investment income or both. However, the Portfolios may sell securities regardless of how long they’ve been held. You’ll find each Portfolio’s historical portfolio turnover rates in the Financial Highlights.

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Underlying Funds Summary

The table starting below provides a brief overview of the investment objectives and principal investments of the Underlying Funds in which the Portfolios invest. The Portfolios invest in the Underlying Funds in varying proportions.

You’ll find more detailed information about each Underlying Fund’s investment strategies and risks in its prospectus and SAI. Refer to www.columbiafunds.com or contact your financial advisor for details.

The Underlying Funds

	Investment Objectives	Principal Investment Strategies
Funds investing in large-capitalization domestic equity securities
Columbia Large Cap Value Fund	■ The Fund seeks long-term capital appreciation.

■  Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 1000 Value® Index at the time of purchase (between $867 million and $468.5 billion as of May 31, 2007), that the Advisor believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of total assets in foreign securities. The Fund also may invest in real estate investment trusts.

Columbia Large Cap Core Fund	■ The Fund seeks long-term capital appreciation.

■  The Fund invests all or substantially all of its assets in Columbia Large Cap Core Master Portfolio, which has the same investment objective as the Fund. Under normal circumstances, the Master Portfolio invests at least 80% of net assets in securities of companies that have market capitalizations in the range of the companies in the Standard & Poor’s (S&P) 500® Index at the time of purchase (between $1.6 billion and $472.5 billion as of June 30, 2007). The Master Portfolio may invest up to 20% of total assets in foreign securities. The Master Portfolio normally invests in common stocks, preferred stocks and convertible securities like warrants and rights. The Master Portfolio also may invest in exchange-traded funds.

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Underlying Funds Summary

The Underlying Funds

	Investment Objectives	Principal Investment Strategies
Columbia Marsico Focused Equities Fund	■ The Fund seeks long-term growth of capital.

■  The Fund invests all or substantially all of its assets in Columbia Marsico Focused Equities Master Portfolio, which has the same investment objective as the Fund. Under normal circumstances, the Master Portfolio invests at least 80% of net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $4 billion or more at the time of purchase. The Master Portfolio, which is non-diversified, generally will hold a core position of between 20 and 30 common stocks that are believed to have potential for long-term growth. The number of securities held by the Master Portfolio occasionally may exceed this range, such as when the Master Portfolio is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Master Portfolio may invest up to 25% of total assets in foreign securities.

Funds investing in mid-capitalization domestic equity securities
Columbia Mid Cap Value Fund	■ The Fund seeks long-term capital appreciation.

■  Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of U.S. companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index at the time of purchase (between $1.3 billion and $29.9 billion as of May 31, 2007), that the Advisor believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of total assets in foreign securities. The Fund also may invest in real estate investment trusts.

Columbia Mid Cap Growth Fund	■ The Fund seeks significant capital appreciation.

■  In seeking to achieve its investment goal, the Fund will invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies with a market capitalization, at the time of initial purchase, equal to or less than the largest stock in the Russell Midcap® Index. The Fund may also invest up to 20% of its net assets in small-cap and large-cap companies, as compared to the Russell Midcap® Index, when the Advisor believes they offer comparable capital appreciation opportunities or may help stabilize the portfolio.

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Underlying Funds Summary

The Underlying Funds

	Investment Objectives	Principal Investment Strategies
Funds investing in small-capitalization domestic equity securities
Columbia Small Cap Value Fund II	■ The Fund seeks long-term capital appreciation.

■  Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of U.S. companies that have market capitalizations in the range of the companies in the Russell 2000 Value® Index at the time of purchase (between $15 million and $4.9 billion as of May 31, 2007), that the Advisor believes are undervalued and have the potential for long-term growth. The Fund may invest up to 20% of total assets in foreign securities. The Fund also may invest in real estate investment trusts.

Columbia Small Cap Growth Fund II	■ The Fund seeks long-term growth of capital.

■  The Fund invests all or substantially all of its assets in Columbia Small Cap Growth Master Portfolio, which pursues its investment objective by investing primarily in equity securities and has the same investment objective as the Fund. Under normal circumstances, the Master Portfolio invests at least 80% of net assets in securities of companies that have market capitalizations in the range of companies in the Russell 2000 Growth® Index at the time of purchase (between $7 million and $3.3 million as of June 30, 2007). The Master Portfolio may invest up to 20% of net assets in foreign securities.

Columbia Acorn USA Fund	■ The Fund seeks to provide long-term growth of capital.

■  The Fund invests generally in stocks of small- and medium-sized U.S. companies. The Fund generally invests in the stocks of U.S. companies with capitalizations of less than $5 billion at the time of initial purchase. As long as a stock continues to meet the Fund’s other investment criteria, the Fund may choose to hold a stock even if the issuing company’s capitalization grows beyond a $5 billion capitalization.

60

Underlying Funds Summary

The Underlying Funds

	Investment Objectives	Principal Investment Strategies
Funds investing in international/global equity securities
Columbia International Value Fund *	■ The Fund seeks long-term capital appreciation.

■  The Fund invests all or substantially all of its assets in Columbia International Value Master Portfolio, which has the same investment objective as the Fund. Under normal circumstances, the Master Portfolio invests at least 65% of total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Master Portfolio typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Master Portfolio invests primarily in foreign equity securities, either directly or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

* Because this Fund is closed to new investments, no Portfolio will invest additional assets in this Fund.

Columbia Multi-Advisor International Equity Fund	■ The Fund seeks long-term capital growth.

■  Under normal circumstances, the Fund invests at least 80% of net assets in equity securities of established companies located in at least three countries other than the United States, including emerging market countries. The Fund invests in securities of companies outside of the United States. Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities involve special risks not associated with investing in the U.S. stock market.

Columbia Marsico International Opportunities Fund	■ The Fund seeks long-term growth of capital.

■  Under normal circumstances, the Fund invests at least 65% of total assets in common stocks of foreign companies. The Fund may invest in companies of any size throughout the world that are selected for their long-term growth potential.

61

Underlying Funds Summary

The Underlying Funds

	Investment Objectives	Principal Investment Strategies
Columbia Acorn International Fund	■ The Fund seeks to provide long-term growth of capital.

■  The Fund invests generally in stocks of non-U.S. small- and medium-sized companies. The Fund generally invests in the stocks of companies based outside the United States with capitalizations of less than $5 billion at the time of initial purchase. As long as a stock continues to meet the Fund’s other investment criteria, the Fund may choose to hold a stock even if the issuing company’s capitalization grows beyond a $5 billion capitalization.

Funds investing in government and corporate debt securities
Columbia Short Term Bond Fund	■ The Fund seeks current income, consistent with minimal fluctuation of principal.

■  Under normal circumstances, the Fund invests at least 80% of net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 65% of total assets in securities that, at the time of purchase, are investment grade debt securities or unrated securities determined by the Advisor to be of comparable quality. Under normal circumstances, the Fund’s dollar-weighted average effective maturity will be three years or less.

Columbia Total Return Bond Fund	■ The Fund seeks total return, consisting of current income and capital appreciation.

■  Under normal circumstances, the Fund invests at least 80% of net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund normally invests at least 65% of total assets in investment grade securities. The Fund may invest in unrated securities determined by the Advisor to be of comparable quality to investment grade securities at the time of purchase. Under normal circumstances, the Fund’s dollar-weighted average effective maturity will be between three and ten years.

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Underlying Funds Summary

The Underlying Funds

	Investment Objectives	Principal Investment Strategies
Columbia Core Bond Fund	■ The Fund seeks total return, consisting of current income and capital appreciation.

■  Under normal circumstances, the Fund invests at least 80% of net assets in debt securities of investment grade quality. The Fund invests in debt securities issued by the U.S. Government and its agencies and corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests in money market instruments, including commercial paper and obligations of U.S. and foreign banks. The Fund may invest in unrated securities determined by the Advisor, at the time of purchase, to be of comparable quality to investment grade securities. Under normal circumstances, the Fund’s dollar-weighted average effective maturity will vary over time depending on current market and economic conditions.

Corporate Bond Portfolio	■ The Portfolio seeks total return, consisting of current income and capital appreciation.

■  Under normal circumstances, the Portfolio invests at least 80% of net assets in corporate debt securities (rated BBB or better by Standard & Poor’s (S&P)), including asset-backed securities and dollar denominated foreign securities. The Portfolio may invest up to 20% of net assets in U.S. Treasury obligations or other U.S. Government obligations, preferred stocks and convertible securities. The Portfolio also may invest in unrated securities determined by the Advisor to be of comparable quality to investment grade securities at the time of purchase. Under normal circumstances, the Portfolio’s dollar-weighted average effective maturity will be between five and fifteen years and its duration will be between four and seven years.

Mortgage- and Asset-Backed Portfolio	■ The Portfolio seeks total return, consisting of current income and capital appreciation.

■  Under normal circumstances, the Portfolio invests at least 80% of net assets in mortgage-related securities or other asset-backed securities. The Portfolio may invest up to 20% of net assets in U.S. Treasury obligations or other U.S. Government obligations. All investments in mortgage- and other asset-backed securities normally will be rated investment grade by one or more nationally recognized statistical rating agencies or unrated securities determined by the Advisor to be of comparable quality at the time of purchase. Under normal circumstances, the Portfolio’s dollar-weighted effective duration will be between one and five years.

63

Underlying Funds Summary

The Underlying Funds

	Investment Objectives	Principal Investment Strategies
Funds investing in convertible securities
Columbia Convertible Securities Fund	■ The Fund seeks total return, consisting of capital appreciation and current income.

■  Under normal circumstances, the Fund invests at least 80% of net assets in convertible securities. The Fund may invest up to 15% of total assets in Eurodollar convertible securities and up to 20% of total assets in foreign securities. Convertible securities tend to have credit ratings that are below investment grade or are unrated. The Fund also may invest in other equity securities.

Funds investing in below investment grade securities
Columbia High Income Fund	■ The Fund seeks total return, consisting of a high level of income and capital appreciation.

■  The Fund invests all or substantially all of its assets in the Master Portfolio, which has the same investment objective as the Fund. Under normal circumstances, the Master Portfolio invests at least 80% of net assets in domestic and foreign corporate below investment grade securities. These securities generally will be, at the time of purchase, rated “BB” or below by Standard & Poor’s Corporation (S&P) or unrated but determined by the Advisor to be of comparable quality. The Master Portfolio invests primarily in domestic corporate below investment grade securities (including private placements), U.S. dollar-denominated foreign corporate below investment grade securities (including private placements), zero-coupon bonds and U.S. Government obligations. The Master Portfolio may invest up to 20% of its assets in equity securities that may include convertible securities. The Master Portfolio is not managed to a specific duration.

64

Underlying Funds Summary

The Underlying Funds

	Investment Objectives	Principal Investment Strategies
Funds investing in money market instruments
Columbia Cash Reserves	■ The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

■  The Fund invests in high-quality money market instruments, including primarily short-term debt securities of U.S. and foreign issuers. The Fund purchases only first-tier securities, which include bank obligations (including certificates of deposit and time deposits issued by domestic or foreign banks or their subsidiaries or branches), commercial paper, corporate bonds, extendible commercial notes, asset-backed securities, funding agreements, municipal securities, repurchase agreements and other high-quality, short-term obligations. These securities may have fixed, floating or variable rates of interest.

65

Management of the Portfolios

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Portfolios and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Portfolios, determining what securities and other investments the Portfolios should buy or sell and executing the Portfolios’ portfolio transactions. Although the Advisor is responsible for the investment management of the Portfolios, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Portfolios’ investments.

The Portfolios pay the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of each Portfolio and is paid monthly. For the Portfolios’ most recent fiscal year, the amount of aggregate advisory fees paid to the Advisor by each Portfolio is shown in the following chart.

Annual Advisory Fee, as a % of Average Daily Net Assets

Columbia LifeGoal® Growth Portfolio	0.25%
Columbia LifeGoal® Balanced Growth Portfolio	0.25%
Columbia LifeGoal® Income and Growth Portfolio	0.25%
Columbia LifeGoal® Income Portfolio	0.06%*

*	The actual advisory fees charged to the Portfolio are based on a weighted average of the underlying assets of the Portfolio. The Portfolio pays 0.00% on its assets that are invested in Underlying Funds (excluding the Corporate Bond Portfolio and the Mortgage- and Asset-Backed Portfolio) and pays 0.50% on its assets that are invested in individual securities, the Corporate Bond Portfolio and the Mortgage- and Asset-Backed Portfolio.

A discussion regarding the basis for the Board’s approval of the Portfolios’ investment advisory agreement with the Advisor is available in the Portfolios’ annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Portfolios. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating each Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Portfolios change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Portfolios to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Portfolios to act on many of the Advisor’s recommendations with approval only by the Board and not by Portfolio shareholders. The Advisor or the Portfolios would inform the Portfolios’ shareholders of any actions taken in reliance on this relief. Until the Advisor and the Portfolios obtain this relief, the Portfolios will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

66

Management of the Portfolios

Portfolio Manager

Vikram Kuriyan, head of the Advisor’s Quantitative Strategies Group, is the portfolio manager responsible for making the day-to-day investment decisions for each Portfolio. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolios.

Vikram J. Kuriyan, PhD

Service with each Portfolio since August 2004

Investment management experience since 1986

Managing Director of the Advisor since 2000.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Portfolios, including the general supervision of the Portfolios’ operations, coordination of the Portfolios’ service providers, and the provision of office facilities and related clerical and administrative services.

The Administrator does not currently receive any fees for the administrative services it provides to the Portfolio’s, except for Columbia LifeGoal® Income Portfolio. Columbia LifeGoal® Income Portfolio pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Portfolio’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia LifeGoal® Income Portfolio	0.23%

The Distributor

Shares of the Portfolios are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Portfolios pay the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Portfolios’ behalf.

67

Management of the Portfolios

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Portfolios – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Portfolios for which they are compensated. Bank of America and its affiliates also may provide other services to the Portfolios and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Portfolios. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Portfolios.

Conflicts of interest and limitations that could affect the Portfolios may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Portfolios and the sale of their shares;

■	the allocation of, and competition for, investment opportunities among the Portfolios and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Portfolios and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Portfolios invest; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Portfolios.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Portfolios and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Portfolios should carefully review these disclosures and consult with their financial advisor if they have any questions.

68

Management of the Portfolios

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States

69

Management of the Portfolios

District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

70

About Class Z Shares

Description of the Share Class

Share Class Features

The Portfolios offer one class of shares in this prospectus: Class Z shares. The Portfolios may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Portfolios’ share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor.	Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

71

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Columbia Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Portfolio attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Portfolios.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of each Portfolio’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of each Portfolio’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Portfolios to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of each Portfolio’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Portfolios are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Portfolios. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Portfolios or a particular share class over others. See Management of the Portfolios – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

72

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is a Portfolio’s next determined net asset value (or NAV) per share for a given share class. The Portfolios calculates the net asset value per share for each class of the Portfolios at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Portfolio’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of each Portfolio’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Portfolios. The Portfolios use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Portfolios will determine the price of the security held by the Portfolio based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, a Portfolio may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Portfolio’s share price is calculated. Foreign exchanges typically close before the time at which Portfolio share prices are calculated, and may be closed altogether on some days when the Portfolios are open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Portfolios use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Portfolio shares. However, when the Portfolios use fair valuation to price securities, they may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause a Portfolio’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Portfolio’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Portfolios have retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Portfolios could change on days when Portfolio shares cannot be bought or sold.

73

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Portfolios may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Portfolios’ net asset value is not calculated and the Portfolios do not accept buy or sell orders. However, the value of a Portfolio’s assets may still be affected on such days to the extent that a Portfolio holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Portfolios and their agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Portfolios to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Portfolios may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Portfolios are unable to verify your identity after your account is open, the Portfolios reserve the right to close your account or take other steps as deemed reasonable. The Portfolios shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Columbia Fund you own separately from any other account of the Columbia Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Columbia Fund you own separately from any other account of the Columbia Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Columbia Fund by any amounts it collects from the assessment of this fee. For Columbia Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Columbia Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Columbia Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Columbia Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

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Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Portfolio shares could prevent the Portfolios from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Portfolio shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Portfolios’ performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Portfolios are intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Columbia Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Portfolios discourages and does not accommodate excessive trading.

The Portfolios reserve the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Portfolios may in their discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Portfolios or their agents determine that accepting the order could interfere with efficient management of the Portfolios or is otherwise contrary to the Portfolios’ best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If a Portfolio detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Portfolio followed by a sale or exchange out of the Portfolio. A “material” round trip is one that is deemed by the Portfolio to be material in terms of its amount or its potential detrimental impact on the Portfolio.

Independent of this limit, the Portfolios may, in their discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Portfolios using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Portfolios retain the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Portfolios take various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Portfolios receive buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

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Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Portfolios’ ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Portfolios’ efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Portfolios seek to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Portfolios’ long-term shareholders and may create the following adverse effects:

■	negative impact on the Portfolios’ performance;

■	potential dilution of the value of the Portfolios’ shares;

■

interference with the efficient management of the Portfolios’ portfolios, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Portfolios’ remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that a Portfolio invests significantly in foreign securities traded on markets that close before the Portfolio’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Portfolio’s valuation time that influence the value of foreign securities, investors may seek to trade Portfolio shares in an effort to benefit from their understanding of the value of foreign securities as of the Portfolio’s valuation time. This is often referred to as price arbitrage. The Portfolios have adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Portfolios believe to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Portfolios’ shares held by other shareholders.

Similarly, to the extent that a Portfolio invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Portfolio’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Portfolio may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Portfolio shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Columbia Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Portfolio for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Columbia Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Columbia Funds for those services, other than payments for shareholder

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Buying, Selling and Exchanging Shares

servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Portfolios on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Portfolios at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Portfolios by wiring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Portfolios by electronically transferring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

Each Portfolio reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Portfolios will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Portfolios. The Portfolios don’t issue certificates.

Selling Shares

When you sell your shares, the Portfolio is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Portfolios and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

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Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Portfolios is earning, you’ll eventually use up your original investment.

In-Kind Distributions

Each Portfolio reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event a Portfolio makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Portfolios to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Portfolios by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Portfolios at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

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The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Columbia Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Portfolios may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Portfolios intend to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Portfolios won’t have to pay any federal income tax on undistributed income and gains. Each Portfolio intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, each Portfolio will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Portfolios may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Portfolios usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Portfolios generally pay cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

Each Portfolio will automatically reinvest distributions in additional shares of the same share class of the Portfolio unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Portfolio shares shortly before a Portfolio makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Portfolios’ distribution schedule above before you invest.

Similarly, if you buy shares of a Portfolio when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. The Portfolios may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of a Portfolio when it has capital loss carryforwards, the Portfolio may have the ability to offset future capital gains realized by the Portfolio that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

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Distributions and Taxes

Taxes and Your Investment

Each Portfolio will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

Each Portfolio intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, a Portfolio’s failure to qualify as a regulated investment company would result in portfolio level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of a Portfolio.

■

Distributions of a Portfolio’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of a Portfolio’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long a Portfolio has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Portfolio shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to a Portfolio’s dividends received from certain U.S. and foreign corporations, as long as the Portfolio meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Portfolio shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Portfolio shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Portfolio shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

Each Portfolio is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Portfolio that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Portfolio that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Portfolios. It is not intended as a substitute for careful tax planning. Your investment in the Portfolios may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Portfolio shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolios, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

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Financial Highlights

The financial highlights tables are designed to help you understand how the each Portfolio has performed for the past five fiscal years, or if shorter, the Portfolio’s period of operations. Certain information reflects financial results for a single Portfolios share. The total return line indicates how much an investment in each Portfolio would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Portfolios’ financial statements, is included in the Portfolios’ annual report. The independent registered public accounting firm’s report and the Portfolios’ financial statements are also incorporated by reference into the SAI.

Columbia LifeGoal® Growth Portfolio – Class Z Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006(a)	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$14.01	$12.24	$11.30	$7.82	$10.68
Income from Investment Operations
Net investment income(b)(c)	0.16	0.08	0.07	0.05	0.04
Net realized and unrealized gain (loss) on investments	1.34	2.36	0.96	3.46	(2.87)
Total from Investment Operations	1.50	2.44	1.03	3.51	(2.83)
Less Distributions Declared to Shareholders
From net investment income	(0.14)	(0.10)	(0.09)	(0.03)	(0.03)
From net realized gains	(0.57)	(0.57)	—	—	—
Total distributions declared to shareholders	(0.71)	(0.67)	(0.09)	(0.03)	(0.03)
Net Asset Value, End of Period	$14.80	$14.01	$12.24	$11.30	$7.82
Total Return(d)	11.01%	20.33%	9.07%	44.84%	(26.53)%
Ratios to Average Net Assets/Supplemental Data
Expenses(e)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income(c)	1.15%	0.62%	0.62%	0.45%	0.45%
Portfolio turnover rate	8%	30%	13%	6%	13%
Net assets, end of period (000’s)	$252,536	$188,132	$132,748	$110,400	$61,985

(a)	On August 22, 2005, the Portfolio’s Primary A shares were renamed Class Z shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

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Financial Highlights

Columbia LifeGoal® Balanced Growth Portfolio – Class Z Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006(a)	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$11.84	$11.48	$11.18	$8.77	$10.38
Income from Investment Operations
Net investment income(b)(c)	0.33	0.25	0.19	0.17	0.18
Net realized and unrealized gain (loss) on investments	0.83	1.08	0.47	2.44	(1.58)
Total from Investment Operations	1.16	1.33	0.66	2.61	(1.40)
Less Distributions Declared to Shareholders
From net investment income	(0.33)	(0.30)	(0.25)	(0.19)	(0.21)
From net realized gains	(0.32)	(0.67)	(0.11)	(0.01)	—
Total distributions declared toshareholders	(0.65)	(0.97)	(0.36)	(0.20)	(0.21)
Net Asset Value, End of Period	$12.35	$11.84	$11.48	$11.18	$8.77
Total Return(d)	10.15%	12.05%	6.02%	29.95%	(13.51)%
Ratios to Average Net Assets/Supplemental Data
Expenses(e)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income(c)	2.75%	2.14%	1.70%	1.63%	1.97%
Portfolio turnover rate	18%	46%	17%	24%	26%
Net assets, end of period (000’s)	$292,939	$251,980	$220,296	$216,997	$158,377

(a)	On August 22, 2005, the Portfolio’s Primary A shares were renamed Class Z shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

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Financial Highlights

Columbia LifeGoal® Income and Growth Portfolio – Class Z Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006(a)	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$10.73	$10.97	$11.04	$9.62	$10.35
Income from Investment Operations
Net investment income(b)(c)	0.39	0.31	0.25	0.23	0.27
Net realized and unrealized gain (loss) on investments	0.47	0.54	0.11	1.49	(0.71)
Total from Investment Operations	0.86	0.85	0.36	1.72	(0.44)
Less Distributions Declared to Shareholders
From net investment income	(0.39)	(0.35)	(0.31)	(0.24)	(0.26)
From net realized gains	(0.24)	(0.74)	(0.12)	(0.06)	(0.03)
Total distributions declared to shareholders	(0.63)	(1.09)	(0.43)	(0.30)	(0.29)
Net Asset Value, End of Period	$10.96	$10.73	$10.97	$11.04	$9.62
Total Return(d)	8.30%	8.22%	3.32%	18.08%	(4.22)%
Ratios to Average Net Assets/Supplemental Data
Expenses(e)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income(c)	3.63%	2.86%	2.28%	2.20%	2.72%
Portfolio turnover rate	25%	30%	34%	14%	34%
Net assets, end of period (000’s)	$68,749	$66,806	$56,897	$59,040	$33,316

(a)	On August 22, 2005, the Portfolio’s Primary A shares were renamed Class Z shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

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Financial Highlights

Columbia LifeGoal® Income Portfolio – Class Z Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006(a)	Year Ended March 31, 2005	Period Ended March 31, 2004(b)
Net Asset Value, Beginning of Period	$10.00	$10.08	$10.31	$10.00
Income from Investment Operations
Net investment income(c)(d)	0.47	0.38	0.32	0.23
Net realized and unrealized gain (loss) on investments	0.22	(0.04)	(0.07)	0.30
Total from Investment Operations	0.69	0.34	0.25	0.53
Less Distributions Declared to Shareholders
From net investment income	(0.47)	(0.40)	(0.44)	(0.22)
From net realized gains	—	(0.02)	(0.04)	—
Total distributions declared to shareholders	(0.47)	(0.42)	(0.48)	(0.22)
Net Asset Value, End of Period	$10.22	$10.00	$10.08	$10.31
Total Return(e)(f)	7.07%	3.47%	2.47%	5.31	%(g)
Ratios to Average Net Assets/Supplemental Data
Expenses(h)	0.42%	0.42%	0.42%	0.42	%(i)
Net investment income(d)	4.62%	3.85%	3.26%	3.39	%(i)
Waiver/reimbursement	0.54%	0.37%	0.45%	0.50	%(i)
Portfolio turnover rate	42%	19%	48%	5	%(g)
Net assets, end of period (000’s)	$3,731	$403	$667	$2,060

(a)	On August 22, 2005, the Portfolio’s Primary A shares were renamed Class Z shares.

(b)	The Portfolio’s Primary A shares commenced operations on September 4, 2003.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the investment companies in which the Portfolio invests.

(i)	Annualized.

87

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Portfolios, including investment advisory fees and other Portfolio costs, on each Portfolio’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of each Portfolio, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Portfolios, which is the same as that stated in the Annual Portfolio Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia LifeGoal® Growth Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.17%	3.83%	$10,383.00	$119.24
2	10.25%	1.17%	7.81%	$10,780.67	$123.81
3	15.76%	1.17%	11.94%	$11,193.57	$128.55
4	21.55%	1.17%	16.22%	$11,622.28	$133.47
5	27.63%	1.17%	20.67%	$12,067.41	$138.58
6	34.01%	1.17%	25.30%	$12,529.59	$143.89
7	40.71%	1.17%	30.09%	$13,009.47	$149.40
8	47.75%	1.17%	35.08%	$13,507.73	$155.13
9	55.13%	1.17%	40.25%	$14,025.08	$161.07
10	62.89%	1.17%	45.62%	$14,562.24	$167.24
Total Gain After Fees and Expenses				$4,562.24
Total Annual Fees and Expenses Paid					$1,420.38

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

88

Hypothetical Fees and Expenses

Columbia LifeGoal® Balanced Growth Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.03%	3.97%	$10,397.00	$105.04
2	10.25%	1.03%	8.10%	$10,809.76	$109.21
3	15.76%	1.03%	12.39%	$11,238.91	$113.55
4	21.55%	1.03%	16.85%	$11,685.09	$118.06
5	27.63%	1.03%	21.49%	$12,148.99	$122.75
6	34.01%	1.03%	26.31%	$12,631.30	$127.62
7	40.71%	1.03%	31.33%	$13,132.76	$132.68
8	47.75%	1.03%	36.54%	$13,654.13	$137.95
9	55.13%	1.03%	41.96%	$14,196.20	$143.43
10	62.89%	1.03%	47.60%	$14,759.79	$149.12
Total Gain After Fees and Expenses				$4,759.79
Total Annual Fees and Expenses Paid					$1,259.41

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia LifeGoal® Income and Growth Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.93%	4.07%	$10,407.00	$94.89
2	10.25%	0.93%	8.31%	$10,830.56	$98.75
3	15.76%	0.93%	12.71%	$11,271.36	$102.77
4	21.55%	0.93%	17.30%	$11,730.10	$106.96
5	27.63%	0.93%	22.08%	$12,207.52	$111.31
6	34.01%	0.93%	27.04%	$12,704.37	$115.84
7	40.71%	0.93%	32.21%	$13,221.44	$120.56
8	47.75%	0.93%	37.60%	$13,759.55	$125.46
9	55.13%	0.93%	43.20%	$14,319.56	$130.57
10	62.89%	0.93%	49.02%	$14,902.37	$135.88
Total Gain After Fees and Expenses				$4,902.37
Total Annual Fees and Expenses Paid					$1,142.99

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

89

Hypothetical Fees and Expenses

Columbia LifeGoal® Income Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.94%	4.06%	$10,406.00	$95.91
2	10.25%	1.48%	7.72%	$10,772.29	$156.72
3	15.76%	1.48%	11.51%	$11,151.47	$162.24
4	21.55%	1.48%	15.44%	$11,544.00	$167.95
5	27.63%	1.48%	19.50%	$11,950.35	$173.86
6	34.01%	1.48%	23.71%	$12,371.00	$179.98
7	40.71%	1.48%	28.06%	$12,806.46	$186.31
8	47.75%	1.48%	32.57%	$13,257.25	$192.87
9	55.13%	1.48%	37.24%	$13,723.91	$199.66
10	62.89%	1.48%	42.07%	$14,206.99	$206.69
Total Gain After Fees and Expenses				$4,206.99
Total Annual Fees and Expenses Paid					$1,722.19

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia LifeGoal® Portfolios

For More Information

You’ll find more information about the Columbia LifeGoal® Portfolios and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Portfolios’ investments is available in the Portfolios’ annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios’ performance during their last fiscal year.

Shareholder Communications with the Board

The Portfolios’ Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Portfolios and their policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Portfolios (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Portfolios are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Portfolios are series, is 811-09645.

Columbia LifeGoal® Portfolios

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132219-0807

Columbia Funds Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia Masters Global Equity Portfolio

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Portfolio shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Portfolio shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Portfolio and may be compensated or incented in connection with the sale of Portfolio shares. The Portfolio may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE PORTFOLIO INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Masters Global Equity Portfolio (the Portfolio), which is one of the mutual funds in the Columbia Funds family of mutual funds (Columbia Funds). The Portfolio is a “fund of funds” that invests its assets in a mix of underlying mutual funds (each an Underlying Fund and together, the Underlying Funds) that will change over time. This prospectus is designed to provide you with important information about the Portfolio in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Portfolio, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Portfolio’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a summary of the key characteristics of each Underlying Fund,

■	a discussion of the Portfolio’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Portfolio’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Portfolio, including:

■	how to buy, sell and exchange shares of the Portfolio, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Portfolio’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Portfolio.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Portfolio’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Portfolio in the Statement of Additional Information (SAI), which includes more detailed information about the Portfolio’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

-

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Portfolio is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Portfolio’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Portfolio’s distributor (the Distributor). Columbia Management Services, Inc. is the Portfolio’s transfer agent (the Transfer Agent).

The Portfolio, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Portfolio and any other Columbia Fund carefully before investing.

4

Columbia Masters Global Equity Portfolio

FUNDimensions™
Columbia Masters Global Equity Portfolio
Investment Objective:	Capital appreciation
Investment Style:	World Stock
Benchmark:	MSCI World® Index
Ticker Symbols:	Class A: CMEAX Class B: CMEBX Class C: CMECX
Principal Risks:

Investment strategy risk Allocation risk

Investing in other funds risk Market risk

Smaller company securities risk Foreign securities risk

Derivatives risk

Convertible securities risk

Real estate investment trusts risk

Industry sector risk

Emerging market securities risk

Growth securities risk

Value securities risk

Special situations risk

Frequent trading risk

FUNDamentals™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds typically by using an asset allocation approach. A fund of funds indirectly bears a portion of the underlying funds’ expenses, in addition to the fund of funds’ own expenses.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

   Investment Objective

The Portfolio seeks capital appreciation.

  Principal Investment Strategies

Under normal circumstances, the Portfolio invests in Class Z shares of specific Columbia Funds (Underlying Funds) so that at least 80% of net assets are invested indirectly through such Underlying Funds in equity securities. The Portfolio invests in a combination of Underlying Funds on a fixed percentage basis. The Underlying Funds, in turn, invest primarily in domestic and foreign equity securities.

The Portfolio currently makes allocations among four Underlying Funds as follows:

■	25% of the Portfolio’s total assets in Columbia Strategic Investor Fund.

■	25% of the Portfolio’s total assets in Columbia Marsico 21st Century Fund.

■	40% of the Portfolio’s total assets in Columbia Multi-Advisor International Equity Fund.

■	10% of the Portfolio’s total assets in Columbia Acorn International Fund.

The Advisor monitors the percentage allocations to the Underlying Funds and rebalances the Portfolio’s allocations to the Underlying Funds to ensure that actual allocations do not exceed plus or minus 3% of the fixed allocation percentages.

Columbia Strategic Investor Fund seeks long-term capital appreciation. Using a “value” approach to investing, Columbia Strategic Investor Fund invests primarily in equity securities of companies that the Advisor believes are undervalued relative to their prior history or to what the Advisor believes is their intrinsic value. The Advisor also emphasizes the growth and earnings of companies. Columbia Strategic Investor Fund may invest in equity securities of companies of any capitalization size, including a significant percentage of its assets in equity securities of small- and mid-capitalization companies. It also may invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), and certain derivatives (including options and financial futures contracts). It may invest up to 33% of total assets in foreign securities, including American Depositary Receipts.

5

Columbia Masters Global Equity Portfolio

Columbia Marsico 21st Century Fund seeks long-term growth of capital and invests in equity securities of companies of any capitalization size, generally holding a core position of between 35 and 50 common stocks. It may invest without limit in foreign securities, including emerging market securities.

Columbia Multi-Advisor International Equity Fund seeks long-term capital growth and invests primarily in equity securities of established companies located in at least three countries other than the United States, including emerging market countries. It invests at least 80% of net assets in equity securities, which may include equity interests in foreign investment funds or trusts, convertible securities, real estate investment trusts and depositary receipts, of established companies located in at least three countries other than the United States, including emerging market countries, and in companies that are believed to have the potential for growth or are believed to be undervalued.

Columbia Acorn International Fund seeks long-term capital appreciation and invests, under normal circumstances, at least 75% of total assets in the stocks of foreign companies based in developed and emerging market countries with market capitalizations of less than $5 billion at the time of purchase.

The Advisor’s allocations to the Underlying Funds are expected to remain constant, but the Advisor can modify this list of Underlying Funds at any time, including by adding Underlying Funds introduced after the date of this prospectus.

The Portfolio’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals™

Global Equity Funds

Global equity funds invest in equity securities of both domestic and foreign companies. Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities in particular involve special risks not associated with investing in the U.S. stock market.

Global equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio,

■  are not looking for a regular stream of income, and

■  are prepared to accept the risks associated with foreign securities.

FUNDamentals™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes – for example, domestic equity securities, foreign securities and debt securities – in varying proportions.

The mix of asset classes and how much is invested in each is an important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

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Columbia Masters Global Equity Portfolio

   Principal Risks

■

Investment Strategy Risk – The Portfolio is subject to investment strategy risk, as the Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Portfolio’s shares to lose value or may cause the Portfolio to underperform other funds with similar investment objectives.

■

Allocation Risk – The Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Portfolio’s allocation among asset classes or investments will cause the Portfolio’s shares to lose value or cause the Portfolio to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

■

Investing in Other Funds Risk – The performance of the Underlying Funds in which the Portfolio invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Portfolio. These transactions might also result in higher brokerage, tax or other costs for the Portfolio. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Advisor has the authority to change the Underlying Funds in which the Portfolio invests or to change the percentage of the Portfolio’s investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Advisor or its affiliates, this could result in the Advisor having a potential conflict of interest in selecting the Underlying Funds in which the Portfolio invests or in determining the percentage of the Portfolio's investments allocated to each Underlying Fund.

The Portfolio is subject indirectly to the following risks of the Underlying Funds:

■

Market Risk – The Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Underlying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Underlying Fund. Accordingly, an investment in the Underlying Fund could lose money over short or even long periods. The market values of the securities the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Smaller Company Securities Risk – Certain Underlying Funds invest in securities of small- or mid-capitalization companies (“smaller companies”) which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Foreign Securities Risk – Certain Underlying Funds invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of

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Columbia Masters Global Equity Portfolio

income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Derivatives Risk – Certain Underlying Funds use derivatives, which are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Underlying Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Underlying Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Underlying Fund’s derivative positions at times when the Underlying Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■	Convertible Securities Risk – Certain Underlying Funds invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Underlying Fund’s return.

■

Real Estate Investment Trusts Risk – Certain Underlying Funds invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Underlying Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

■

Industry Sector Risk – Certain Underlying Funds invest in securities of companies in different, but closely related, industries. These securities are considered as being in the same broad economic sector. The values of such securities in the same sector may be similarly affected by particular economic or market events, making the Underlying Fund more vulnerable to unfavorable developments in that sector than funds investing in multiple sectors. The Underlying Fund does not intend to focus on any particular sector; however, at times the Underlying Fund may invest a significant portion of its assets in a particular sector.

■

Emerging Market Securities Risk – Certain Underlying Funds invest in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These emerging market securities are

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Columbia Masters Global Equity Portfolio

more likely to have greater exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Growth Securities Risk – Certain Underlying Funds invest in growth securities. Because growth securities typically trade at higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Value Securities Risk – Certain Underlying Funds invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Special Situations Risk – Certain Underlying Funds invest in securities of companies that may be involved in a major corporate event, such as a business consolidation or restructuring. These securities may present special risk because of the high degree of uncertainty associated with such events.

■

Frequent Trading Risk – Certain Underlying Funds’ investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Underlying Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund’s return.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

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Columbia Masters Global Equity Portfolio

   Performance Information

Because the Portfolio had not been in operation for a full calendar year as of December 31, 2006, no performance information is included in this prospectus.

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolio – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table.

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Columbia Masters Global Equity Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	5.00%	(b)	1.00%	(c)
Redemption fee, as a % of total redemption proceeds	2.00%	(d)	2.00%	(d)	2.00%	(d)

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

	Class A Shares		Class B Shares		Class C Shares
Management fees(e)	—		—		—
Distribution and service fees	0.25%		1.00%		1.00%
Other expenses	1.40%		1.40%		1.40%
Acquired fund (Underlying Fund) fees and expenses(f)	0.95%		0.95%		0.95%
Total annual Portfolio operating expenses	2.60%		3.35%		3.35%
Fee waivers and/or reimbursements	(1.40%	)	(1.40%	)	(1.40%	)
Total net expenses(g)	1.20%		1.95%		1.95%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)	This redemption fee may apply to shares that are redeemed (either by sale or exchange into another Columbia Fund) within 60 days of purchase. See Choosing a Share Class – Redemption Fee for details.

(e)	The Portfolio does not pay investment advisory fees or an administration fee.

(f)

The figure shown here is based on amounts incurred during each Underlying Fund’s most recent shareholder report. The expense ratio of the Underlying Funds may be higher or lower depending on the portion of the Portfolio’s assets allocated to each Underlying Fund from time to time.

(g)

The Advisor has contractually agreed to waive advisory and/or administration fees and/or reimburse other expenses such that other expenses (excluding distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investments in other investment companies) do not exceed 0.00% annually through February 15, 2008.

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Columbia Masters Global Equity Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B or Class C shares of the Portfolio for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Portfolio’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Portfolio Operating Expenses table above expire on February 15, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$690	$1,211	$1,758	$3,242
Class B Shares
Assuming no redemption	$198	$900	$1,625	$3,374
Assuming complete redemption of shares at the end of the period	$698	$1,200	$1,825	$3,374
Class C Shares
Assuming no redemption	$198	$900	$1,625	$3,545
Assuming complete redemption of shares at the end of the period	$298	$900	$1,625	$3,545

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

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Columbia Masters Global Equity Portfolio

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Portfolio may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Portfolio.

Changing the Portfolio’s Investment Objective and Policies

The Portfolio’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Portfolio may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Portfolio may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Affiliated Funds

The Advisor has the authority to select the Underlying Funds in which the Portfolio invests its assets. The Advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The Advisor may be subject to a conflict of interest in selecting Underlying Funds for the Portfolio because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as a fiduciary to the Portfolio, the Advisor has a duty to act in the best interest of the Portfolio in selecting Underlying Funds.

Investing in Columbia Money Market Funds

The Portfolio may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Portfolio for services provided directly.

Lending Securities

The Portfolio may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Portfolio may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Portfolio portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Portfolio files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Portfolio’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

Investing Defensively

The Portfolio may from time to time take temporary defensive investment positions that are inconsistent with the Portfolio’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Portfolio may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Portfolio’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

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Management of the Portfolio

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Portfolio and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Portfolio, determining what securities and other investments the Portfolio should buy or sell and executing the Portfolio’s portfolio transactions. Although the Advisor is responsible for the investment management of the Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Portfolio’s investments.

The Portfolio pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Portfolio and is paid monthly. For the Portfolio’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Portfolio amounted to 0.00% of average daily net assets of the Portfolio.

A discussion regarding the basis for the Board’s approval of the Portfolio’s investment advisory agreement with the Advisor is available in the Portfolio’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Portfolio. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Portfolio change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Portfolio to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Portfolio to act on many of the Advisor’s recommendations with approval only by the Board and not by Portfolio shareholders. The Advisor or the Portfolio would inform the Portfolio’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Portfolio obtain this relief, the Portfolio will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

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Management of the Portfolio

Portfolio Manager

Vikram Kuriyan, head of the Advisor’s Quantitative Strategies Group, is the portfolio manager responsible for making the day-to-day investment decisions for the Portfolio. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

Vikram J. Kuriyan, PhD

Service with the Portfolio since February 2006

Investment management experience since 1986

Managing Director of the Advisor since 2000.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Portfolio, including the general supervision of the Portfolio’s operations, coordination of the Portfolio’s service providers, and the provision of office facilities and related clerical and administrative services. The Administrator does not currently receive any fees for the administrative services it provides to the Portfolio.

The Distributor

Shares of the Portfolio are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Portfolio pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Portfolio’s behalf.

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Management of the Portfolio

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Portfolio – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Portfolio for which they are compensated. Bank of America and its affiliates also may provide other services to the Portfolio and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Portfolio. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Portfolio.

Conflicts of interest and limitations that could affect the Portfolio may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Portfolio and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Portfolio invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Portfolio.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Portfolio and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Portfolio should carefully review these disclosures and consult with their financial advisor if they have any questions.

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Management of the Portfolio

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States

17

Management of the Portfolio

District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Portfolio offers three classes of shares in this prospectus: Class A, Class B and Class C shares. The Portfolio may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Portfolio’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.
Investment Limits	none	up to $50,000 (based on aggregate account value)(b)	up to $1,000,000
Conversion Features	none	convert to Class A shares eight years after purchase	none
Front-End Sales Charges(c)	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none
Contingent Deferred Sales Charges (CDSCs)(c)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase
Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)

If you hold Class B shares of the Portfolio and your account has a value of less than $50,000, you may purchase additional shares of the Portfolio in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Portfolio will be invested in Class A shares of the Portfolio, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(c)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Portfolio every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Portfolio will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Portfolio shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

20

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Portfolio will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 5.75% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Portfolio will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

21

Choosing a Share Class

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Portfolio’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Portfolio.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted.

■	Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Portfolio’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

22

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Portfolio. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Portfolio will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Portfolio will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Portfolio is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

23

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Portfolio at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Portfolio, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Portfolio shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Portfolio. This could happen because of the way in which you originally invested in the Portfolio, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Portfolio may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

24

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Portfolio has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Portfolio’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Portfolio and providing services to investors. Because the fees are paid out of the Portfolio’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	—(a)	—(a)	0.25%	(a)
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%

(a)	The Portfolio’s Class A shares pay a combined distribution and service fee pursuant to the Portfolio’s combined distribution and shareholder servicing plan for Class A shares.

The Portfolio will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Portfolio may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

25

Choosing a Share Class

Redemption Fee

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The Columbia Funds international/global equity funds assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Columbia Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, the Transfer Agent generally applies a first-in, first-out approach. This means that the Transfer Agent will deem you to have sold first those shares that you have held the longest. When selling or exchanging shares of a Columbia Fund that you acquired by a previous exchange, the period you held shares of the first Columbia Fund prior to first exchange will not be considered in determining whether the redemption fee applies to the second sale or exchange. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and the Transfer Agent has received proper notification of your qualification. The Transfer Agent will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify the Transfer Agent that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

■	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner,

■

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit-sharing and money-purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, but not where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts,

■

shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar 529 Plan) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds),

■

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices,

■

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders,

■	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor,

■	shares that were bought with reinvested distributions,

■	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature, or similar affiliated or unaffiliated automated plans, and

■

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an IRA or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/ 2 .

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

26

Choosing a Share Class

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances. Columbia Funds’ ability to assess redemption fees or apply waivers is generally limited by the policies of financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time period.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

27

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Portfolio shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Portfolio attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Portfolio.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Portfolio’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Portfolio’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Portfolio to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Portfolio’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Portfolio are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Portfolio. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Portfolio or a particular share class over others. See Management of the Portfolio – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

28

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Portfolio’s next determined net asset value (or NAV) per share for a given share class. The Portfolio calculates the net asset value per share for each class of the Portfolio at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Portfolio’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Portfolio’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Portfolio. The Portfolio uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Portfolio will determine the price of the security held by the Portfolio based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Portfolio may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Portfolio’s share price is calculated. Foreign exchanges typically close before the time at which Portfolio share prices are calculated, and may be closed altogether on some days when the Portfolio is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Portfolio uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Portfolio shares. However, when the Portfolio uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Portfolio’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Portfolio’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Portfolio has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Portfolio could change on days when Portfolio shares cannot be bought or sold.

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Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Portfolio may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Portfolio’s net asset value is not calculated and the Portfolio does not accept buy or sell orders. However, the value of the Portfolio’s assets may still be affected on such days to the extent that the Portfolio holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Portfolio and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Portfolio to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Portfolio may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Portfolio is unable to verify your identity after your account is open, the Portfolio reserves the right to close your account or take other steps as deemed reasonable. The Portfolio shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Portfolio you own separately from any other account of the Portfolio you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Portfolio you own separately from any other account of the Portfolio you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Portfolio by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Portfolio. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan.

Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Portfolio shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

31

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Portfolio shares could prevent the Portfolio from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Portfolio shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Portfolio’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Portfolio is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Portfolio shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Portfolio discourages and does not accommodate excessive trading.

The Portfolio reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Portfolio may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Portfolio or its agents determine that accepting the order could interfere with efficient management of the Portfolio’s portfolio or is otherwise contrary to the Portfolio’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Portfolio detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Portfolio followed by a sale or exchange out of the Portfolio. A “material” round trip is one that is deemed by the Portfolio to be material in terms of its amount or its potential detrimental impact on the Portfolio. Independent of this limit, the Portfolio may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Portfolio using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Portfolio retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Portfolio takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Portfolio receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

32

Buying, Selling and Exchanging Shares

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Portfolio’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Portfolio’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Portfolio seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Portfolio’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Portfolio’s performance;

■	potential dilution of the value of the Portfolio’s shares;

■

interference with the efficient management of the Portfolio’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Portfolio’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Portfolio invests significantly in foreign securities traded on markets that close before the Portfolio’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Portfolio’s valuation time that influence the value of foreign securities, investors may seek to trade Portfolio shares in an effort to benefit from their understanding of the value of foreign securities as of the Portfolio’s valuation time. This is often referred to as price arbitrage. The Portfolio has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Portfolio believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Portfolio’s shares held by other shareholders.

Similarly, to the extent that the Portfolio invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Portfolio’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Portfolio may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Portfolio shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Portfolio on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Portfolio at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Portfolio by wiring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Portfolio by electronically transferring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

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Buying, Selling and Exchanging Shares

■

The Portfolio reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Portfolio will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Portfolio. The Portfolio doesn’t issue certificates.

Selling Shares

When you sell your shares, the Portfolio is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Portfolio and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Portfolio is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Portfolio reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Portfolio makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

35

Buying, Selling and Exchanging Shares

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Portfolio to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Portfolio by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Portfolio at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Portfolio may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

36

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Portfolio won’t have to pay any federal income tax on undistributed income and gains. The Portfolio intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Portfolio will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	annually
Distributions	annually

The Portfolio may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Portfolio usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Portfolio generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Portfolio will automatically reinvest distributions in additional shares of the same share class of the Portfolio unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Portfolio shares shortly before the Portfolio makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Portfolio’s distribution schedule above before you invest.

Similarly, if you buy shares of the Portfolio when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. The Portfolio may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Portfolio when it has capital loss carryforwards, the Portfolio may have the ability to offset future capital gains realized by the Portfolio that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

37

Distributions and Taxes

Taxes and Your Investment

The Portfolio will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Portfolio intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify as a regulated investment company would result in portfolio level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Portfolio.

■

Distributions of the Portfolio’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Portfolio’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Portfolio has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Portfolio shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Portfolio’s dividends received from certain U.S. and foreign corporations, as long as the Portfolio meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Portfolio shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Portfolio shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Portfolio shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Portfolio is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Portfolio that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Portfolio that you are otherwise subject to backup withholding.

■

Because the Portfolio is an international/global equity fund, if at the end of the taxable year more than 50% of the Portfolio’s assets consist of foreign securities, and the Portfolio makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Portfolio. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Portfolio will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Portfolio shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

38

Financial Highlights

The financial highlights tables are designed to help you understand how the Portfolio has performed for the past five fiscal years, or if shorter, the Portfolio’s period of operations. Certain information reflects financial results for a single Portfolio share. The total return line indicates how much an investment in the Portfolio would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Portfolio’s financial statements, is included in the Portfolio’s annual report. The independent registered public accounting firm’s report and the Portfolio’s financial statements are also incorporated by reference into the SAI.

Columbia Masters Global Equity Portfolio – Class A Shares

	Year Ended March 31, 2007	Period Ended March 31, 2006(a)
Net Asset Value, Beginning of Period	$10.29	$10.00
Income from Investment Operations
Net investment income (loss)(b)(c)	0.26	—	(d)
Net realized and unrealized gain on investments	1.09	0.29
Total from Investment Operations	1.35	0.29
Less Distributions Declared to Shareholders
From net investment income	(0.25)	—
From net realized gains	(0.32)	—
Total distributions declared to shareholders	(0.57)	—
Redemption Fees:
Redemption fees added to paid-in-capital(b)(d)	—	—
Net Asset Value, End of Period	$11.07	$10.29
Total Return(e)(f)	13.17%	2.90	%(g)
Ratios to Average Net Assets/Supplemental Data
Expenses(h)(i)	0.25%	0.25	%(j)
Waiver/reimbursement	1.40%	21.19	%(j)
Net investment income (loss)(c)(i)	2.47%	(0.25	%)(j)
Portfolio turnover rate	2%	—
Net assets, end of period (000’s)	$18,588	$3,902

(a)	Class A shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge.

(f)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the investment companies in which the Portfolio invests.

(i)	The benefits derived from custody credits had an impact of less than 0.01%.

(j)	Annualized.

39

Financial Highlights

Columbia Masters Global Equity Portfolio – Class B Shares

	Year Ended March 31, 2007	Period Ended March 31, 2006(a)
Net Asset Value, Beginning of Period	$10.28	$10.00
Income from Investment Operations
Net investment income (loss)(b)(c)	0.19	(0.01)
Net realized and unrealized gain on investments	1.08	0.29
Total from Investment Operations	1.27	0.28
Less Distributions Declared to Shareholders
From net investment income	(0.19)	—
From net realized gains	(0.32)	—
Total distributions declared to shareholders	(0.51)	—
Redemption Fees:
Redemption fees added to paid-in-capital(b)(d)	—	—
Net Asset Value, End of Period	$11.04	$10.28
Total Return(e)(f)	12.40%	2.80	%(g)
Ratios to Average Net Assets/Supplemental Data
Expenses(h)(i)	1.00%	1.00	%(j)
Waiver/reimbursement	1.40%	21.19	%(j)
Net investment income (loss)(c)(i)	1.79%	(1.00	%)(j)
Portfolio turnover rate	2%	—
Net assets, end of period (000’s)	$6,933	$1,488

(a)	Class B shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the investment companies in which the Portfolio invests.

(i)	The benefits derived from custody credits had an impact of less than 0.01%.

(j)	Annualized.

40

Financial Highlights

Columbia Masters Global Equity Portfolio – Class C Shares

	Year Ended March 31, 2007	Period Ended March 31, 2006(a)
Net Asset Value, Beginning of Period	$10.29	$10.00
Income from Investment Operations
Net investment income (loss)(b)(c)	0.19	(0.01)
Net realized and unrealized gain on investments	1.08	0.30
Total from Investment Operations	1.27	0.29
Less Distributions Declared to Shareholders
From net investment income	(0.19)	—
From net realized gains	(0.32)	—
Total distributions declared to shareholders	(0.51)	—
Redemption Fees:
Redemption fees added to paid-in-capital(b)(d)	—	—
Net Asset Value, End of Period	$11.05	$10.29
Total Return(e)(f)	12.38%	2.90	%(g)
Ratios to Average Net Assets/Supplemental Data
Expenses(h)(i)	1.00%	1.00	%(j)
Waiver/reimbursement	1.40%	21.19	%(j)
Net investment income (loss)(c)(i)	1.83%	(1.00	%)(j)
Portfolio turnover rate	2%	—
Net assets, end of period (000’s)	$4,923	$929

(a)	Class C shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the investment companies in which the Portfolio invests.

(i)	The benefits derived from custody credits had an impact of less than 0.01%.

(j)	Annualized.

41

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Portfolio, including investment advisory fees and other Portfolio costs, on the Portfolio’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Portfolio, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Portfolio, which is the same as that stated in the Annual Portfolio Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Masters Global Equity Portfolio – Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.20%	-2.17%	(b)	$9,783.15	$690.25
2	10.25%	1.20%	1.55%		$10,154.91	$119.63
3	15.76%	2.60%	3.99%		$10,398.63	$267.20
4	21.55%	2.60%	6.48%		$10,648.20	$273.61
5	27.63%	2.60%	9.04%		$10,903.76	$280.18
6	34.01%	2.60%	11.65%		$11,165.45	$286.90
7	40.71%	2.60%	14.33%		$11,433.42	$293.79
8	47.75%	2.60%	17.08%		$11,707.82	$300.84
9	55.13%	2.60%	19.89%		$11,988.81	$308.06
10	62.89%	2.60%	22.77%		$12,276.54	$315.45
Total Gain After Fees and Expenses					$2,276.54
Total Annual Fees and Expenses Paid						$3,135.91

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

42

Hypothetical Fees and Expenses

Columbia Masters Global Equity Portfolio – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.95%	3.05%	$10,305.00	$197.97
2	10.25%	1.95%	6.19%	$10,619.30	$204.01
3	15.76%	3.35%	7.95%	$10,794.52	$358.68
4	21.55%	3.35%	9.73%	$10,972.63	$364.60
5	27.63%	3.35%	11.54%	$11,153.68	$370.62
6	34.01%	3.35%	13.38%	$11,337.72	$376.73
7	40.71%	3.35%	15.25%	$11,524.79	$382.95
8	47.75%	3.35%	17.15%	$11,714.95	$389.27
9	55.13%	2.60%	19.96%	$11,996.11	$308.24
10	62.89%	2.60%	22.84%	$12,284.02	$315.64
Total Gain After Fees and Expenses				$2,284.02
Total Annual Fees and Expenses Paid					$3,268.71

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Masters Global Equity Portfolio – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.95%	3.05%	$10,305.00	$197.97
2	10.25%	1.95%	6.19%	$10,619.30	$204.01
3	15.76%	3.35%	7.95%	$10,794.52	$358.68
4	21.55%	3.35%	9.73%	$10,972.63	$364.60
5	27.63%	3.35%	11.54%	$11,153.68	$370.62
6	34.01%	3.35%	13.38%	$11,337.72	$376.73
7	40.71%	3.35%	15.25%	$11,524.79	$382.95
8	47.75%	3.35%	17.15%	$11,714.95	$389.27
9	55.13%	3.35%	19.08%	$11,908.25	$395.69
10	62.89%	3.35%	21.05%	$12,104.74	$402.22
Total Gain After Fees and Expenses				$2,104.74
Total Annual Fees and Expenses Paid					$3,442.74

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

43

Notes

44

Notes

45

Notes

46

Columbia Masters Global Equity Portfolio

For More Information

You’ll find more information about Columbia Masters Global Equity Portfolio and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Portfolio’s investments is available in the Portfolio’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Shareholder Communications with the Board

The Portfolio’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Portfolio and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Portfolio (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Portfolio are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Portfolio is a series, is 811-09645.

Columbia Masters Global Equity Portfolio

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132329-0807

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia Masters Global Equity Portfolio

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Portfolio shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Portfolio shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Portfolio and may be compensated or incented in connection with the sale of Portfolio shares. The Portfolio may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE PORTFOLIO INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Masters Global Equity Portfolio (the Portfolio), which is one of the mutual funds in the Columbia Funds family of mutual funds (Columbia Funds). The Portfolio is a “fund of funds” that invests its assets in a mix of underlying mutual funds (each an Underlying Fund and together, the Underlying Funds) that will change over time. This prospectus is designed to provide you with important information about the Portfolio in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Portfolio, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Portfolio’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a summary of the key characteristics of each Underlying Fund,

■	a discussion of the Portfolio’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a description of the Portfolio’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Portfolio, including:

■	how to buy, sell and exchange shares of the Portfolio, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Portfolio’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Portfolio.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Portfolio’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Portfolio in the Statement of Additional Information (SAI), which includes more detailed information about the Portfolio’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Portfolio is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Portfolio’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Portfolio’s distributor (the Distributor). Columbia Management Services, Inc. is the Portfolio’s transfer agent (the Transfer Agent).

The Portfolio, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Portfolio and any other Columbia Fund carefully before investing.

4

Columbia Masters Global Equity Portfolio

FUNDimensions™
Columbia Masters Global Equity Portfolio
Investment Objective:	Capital appreciation
Investment Style:	World Stock
Benchmark:	MSCI World® Index
Ticker Symbol:	Class Z: CMEZX
Principal Risks:	Investment strategy risk

Allocation risk

Investing in other funds risk

Market risk

Smaller company securities risk

Foreign securities risk

Derivatives risk

Convertible securities risk

Real estate investment trusts risk

Industry sector risk

Emerging market securities risk

Growth securities risk

Value securities risk

Special situations risk

Frequent trading risk

FUNDamentals™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds typically by using an asset allocation approach. A fund of funds indirectly bears a portion of the underlying funds’ expenses, in addition to the fund of funds’ own expenses.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

  Investment Objective

The Portfolio seeks capital appreciation.

  Principal Investment Strategies

Under normal circumstances, the Portfolio invests in Class Z shares of specific Columbia Funds (Underlying Funds) so that at least 80% of net assets are invested indirectly through such Underlying Funds in equity securities. The Portfolio invests in a combination of Underlying Funds on a fixed percentage basis. The Underlying Funds, in turn, invest primarily in domestic and foreign equity securities.

The Portfolio currently makes allocations among four Underlying Funds as follows:

■	25% of the Portfolio’s total assets in Columbia Strategic Investor Fund.

■	25% of the Portfolio’s total assets in Columbia Marsico 21st Century Fund.

■	40% of the Portfolio’s total assets in Columbia Multi-Advisor International Equity Fund.

■	10% of the Portfolio’s total assets in Columbia Acorn International Fund.

The Advisor monitors the percentage allocations to the Underlying Funds and rebalances the Portfolio’s allocations to the Underlying Funds to ensure that actual allocations do not exceed plus or minus 3% of the fixed allocation percentages.

Columbia Strategic Investor Fund seeks long-term capital appreciation. Using a “value” approach to investing, Columbia Strategic Investor Fund invests primarily in equity securities of companies that the Advisor believes are undervalued relative to their prior history or to what the Advisor believes is their intrinsic value. The Advisor also emphasizes the growth and earnings of companies. Columbia Strategic Investor Fund may invest in equity securities of companies of any capitalization size, including a significant percentage of its assets in equity securities of small- and mid-capitalization companies. It also may invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), and certain derivatives (including options and financial futures contracts). It may invest up to 33% of total assets in foreign securities, including American Depositary Receipts.

5

Columbia Masters Global Equity Portfolio

Columbia Marsico 21st Century Fund seeks long-term growth of capital and invests in equity securities of companies of any capitalization size, generally holding a core position of between 35 and 50 common stocks. It may invest without limit in foreign securities, including emerging market securities.

Columbia Multi-Advisor International Equity Fund seeks long-term capital growth and invests primarily in equity securities of established companies located in at least three countries other than the United States, including emerging market countries. It invests at least 80% of net assets in equity securities, which may include equity interests in foreign investment funds or trusts, convertible securities, real estate investment trusts and depositary receipts, of established companies located in at least three countries other than the United States, including emerging market countries, and in companies that are believed to have the potential for growth or are believed to be undervalued.

Columbia Acorn International Fund seeks long-term capital appreciation and invests, under normal circumstances, at least 75% of total assets in the stocks of foreign companies based in developed and emerging market countries with market capitalizations of less than $5 billion at the time of purchase.

The Advisor’s allocations to the Underlying Funds are expected to remain constant, but the Advisor can modify this list of Underlying Funds at any time, including by adding Underlying Funds introduced after the date of this prospectus.

The Portfolio’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals™

Global Equity Funds

Global equity funds invest in equity securities of both domestic and foreign companies. Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities in particular involve special risks not associated with investing in the U.S. stock market.

Global equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio,

■  are not looking for a regular stream of income, and

■  are prepared to accept the risks associated with foreign securities.

FUNDamentals™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes – for example, domestic equity securities, foreign securities and debt securities – in varying proportions.

The mix of asset classes and how much is invested in each is an important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

6

Columbia Masters Global Equity Portfolio

  Principal Risks

■

Investment Strategy Risk – The Portfolio is subject to investment strategy risk, as the Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Portfolio’s shares to lose value or may cause the Portfolio to underperform other funds with similar investment objectives.

■

Allocation Risk – The Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Portfolio’s allocation among asset classes or investments will cause the Portfolio’s shares to lose value or cause the Portfolio to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

■

Investing in Other Funds Risk – The performance of the Underlying Funds in which the Portfolio invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Portfolio. These transactions might also result in higher brokerage, tax or other costs for the Portfolio. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Advisor has the authority to change the Underlying Funds in which the Portfolio invests or to change the percentage of the Portfolio’s investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Advisor or its affiliates, this could result in the Advisor having a potential conflict of interest in selecting the Underlying Funds in which the Portfolio invests or in determining the percentage of the Portfolio's investments allocated to each Underlying Fund.

The Portfolio is subject indirectly to the following risks of the Underlying Funds:

■

Market Risk – The Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Underlying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Underlying Fund. Accordingly, an investment in the Underlying Fund could lose money over short or even long periods. The market values of the securities the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Smaller Company Securities Risk – Certain Underlying Funds invest in securities of small- or mid-capitalization companies (“smaller companies”) which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Foreign Securities Risk – Certain Underlying Funds invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of

7

Columbia Masters Global Equity Portfolio

income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Derivatives Risk – Certain Underlying Funds use derivatives, which are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Underlying Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Underlying Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Underlying Fund’s derivative positions at times when the Underlying Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■	Convertible Securities Risk – Certain Underlying Funds invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Underlying Fund’s return.

■

Real Estate Investment Trusts Risk – Certain Underlying Funds invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Underlying Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

■

Industry Sector Risk – Certain Underlying Funds invest in securities of companies in different, but closely related, industries. These securities are considered as being in the same broad economic sector. The values of such securities in the same sector may be similarly affected by particular economic or market events, making the Underlying Fund more vulnerable to unfavorable developments in that sector than funds investing in multiple sectors. The Underlying Fund does not intend to focus on any particular sector; however, at times the Underlying Fund may invest a significant portion of its assets in a particular sector.

■

Emerging Market Securities Risk – Certain Underlying Funds invest in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These emerging market securities are more likely to have greater exposure to the risks of

8

Columbia Masters Global Equity Portfolio

investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Growth Securities Risk – Certain Underlying Funds invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Value Securities Risk – Certain Underlying Funds invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Special Situations Risk – Certain Underlying Funds invest in securities of companies that may be involved in a major corporate event, such as a business consolidation or restructuring. These securities may present special risk because of the high degree of uncertainty associated with such events.

■

Frequent Trading Risk – Certain Underlying Funds’ investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Underlying Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund’s return.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

9

Columbia Masters Global Equity Portfolio

  Performance Information

Because the Portfolio had not been in operation for a full calendar year as of December 31, 2006, no performance information is included in this prospectus.

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolio – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Portfolio’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table.

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Columbia Masters Global Equity Portfolio

Shareholder Fees (paid directly from your investment)

	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A
Redemption fee, as a % of total redemption proceeds	2.00%	(a)

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

	Class Z Shares
Management fees(b)	—
Other expenses	1.40%
Acquired fund (Underlying Fund) fees and expenses(c)	0.95%
Total annual Portfolio operating expenses	2.35%
Fee waivers and/or reimbursements	(1.40%	)
Total net expenses(d)	0.95%

(a)	This redemption fee may apply to shares that are redeemed (either by sale or exchange into another Columbia Fund) within 60 days of purchase. See About Class Z Shares – Redemption Fee for details.

(b)	The Portfolio does not pay investment advisory fees or an administration fee.

(c)

The figure shown here is based on amounts incurred during each Underlying Fund’s most recent shareholder report. The expense ratio of the Underlying Funds may be higher or lower depending on the portion of the Portfolio’s assets allocated to each Underlying Fund from time to time.

(d)

The Advisor has contractually agreed to waive advisory and/or administration fees and/or reimburse other expenses such that other expenses (excluding distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investments in other investment companies) do not exceed 0.00% annually through February 15, 2008.

11

Columbia Masters Global Equity Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Portfolio for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Portfolio Operating Expenses table above expire on February 15, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$97	$599	$1,128	$2,578

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

12

Columbia Masters Global Equity Portfolio

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Portfolio may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Portfolio.

Changing the Portfolio’s Investment Objective and Policies

The Portfolio’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Portfolio may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Portfolio may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Affiliated Funds

The Advisor has the authority to select the Underlying Funds in which the Portfolio invests its assets. The Advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The Advisor may be subject to a conflict of interest in selecting Underlying Funds for the Portfolio because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as a fiduciary to the Portfolio, the Advisor has a duty to act in the best interest of the Portfolio in selecting Underlying Funds.

Investing in Columbia Money Market Funds

The Portfolio may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Portfolio for services provided directly.

Lending Securities

The Portfolio may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Portfolio may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Portfolio files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Portfolio’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

Investing Defensively

The Portfolio may from time to time take temporary defensive investment positions that are inconsistent with the Portfolio’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Portfolio may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Portfolio’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

13

Management of the Portfolio

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Portfolio and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Portfolio, determining what securities and other investments the Portfolio should buy or sell and executing the Portfolio’s portfolio transactions. Although the Advisor is responsible for the investment management of the Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Portfolio’s investments.

The Portfolio pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Portfolio and is paid monthly. For the Portfolio’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Portfolio amounted to 0.00% of average daily net assets of the Portfolio.

A discussion regarding the basis for the Board’s approval of the Portfolio’s investment advisory agreement with the Advisor is available in the Portfolio’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Portfolio. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Portfolio change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Portfolio to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Portfolio to act on many of the Advisor’s recommendations with approval only by the Board and not by Portfolio shareholders. The Advisor or the Portfolio would inform the Portfolio’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Portfolio obtain this relief, the Portfolio will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

14

Management of the Portfolio

Portfolio Manager

Vikram Kuriyan, head of the Advisor’s Quantitative Strategies Group, is the portfolio manager responsible for making the day-to-day investment decisions for the Portfolio. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

Vikram J. Kuriyan, PhD

Service with the Portfolio since February 2006

Investment management experience since 1986

Managing Director of the Advisor since 2000.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Portfolio, including the general supervision of the Portfolio’s operations, coordination of the Portfolio’s service providers, and the provision of office facilities and related clerical and administrative services. The Administrator does not currently receive any fees for the administrative services it provides to the Portfolio.

The Distributor

Shares of the Portfolio are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Portfolio pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Portfolio’s behalf.

15

Management of the Portfolio

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Portfolio – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Portfolio for which they are compensated. Bank of America and its affiliates also may provide other services to the Portfolio and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Portfolio. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Portfolio.

Conflicts of interest and limitations that could affect the Portfolio may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Portfolio and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Portfolio invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Portfolio.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Portfolio and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Portfolio should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Portfolio

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States

17

Management of the Portfolio

District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

About Class Z Shares

Description of the Share Class

Share Class Features

The Portfolio offers one class of shares in this prospectus: Class Z shares. The Portfolio may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Portfolio’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

About Class Z Shares

Redemption Fee

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The Columbia Funds international/global equity funds assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Columbia Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, the Transfer Agent generally applies a first-in, first-out approach. This means that the Transfer Agent will deem you to have sold first those shares that you have held the longest. When selling or exchanging shares of a Columbia Fund that you acquired by a previous exchange, the period you held shares of the first Columbia Fund prior to first exchange will not be considered in determining whether the redemption fee applies to the second sale or exchange. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and the Transfer Agent has received proper notification of your qualification. The Transfer Agent will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify the Transfer Agent that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

■	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner,

■

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit-sharing and money-purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, but not where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts,

■

shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar 529 Plan) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds),

■

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices,

■

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders,

■	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor,

■	shares that were bought with reinvested distributions,

■	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature, or similar affiliated or unaffiliated automated plans, and

■

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an IRA or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/ 2 .

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

20

About Class Z Shares

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with the Transfer Agent or with a different financial intermediary.

Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances. Columbia Funds’ ability to assess redemption fees or apply waivers is generally limited by the policies of financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time period.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

21

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Portfolio shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Portfolio attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Portfolio.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Portfolio’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Portfolio’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Portfolio to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Portfolio’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Portfolio are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Portfolio. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Portfolio or a particular share class over others. See Management of the Portfolio – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

22

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Portfolio’s next determined net asset value (or NAV) per share for a given share class. The Portfolio calculates the net asset value per share for each class of the Portfolio at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Portfolio’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Portfolio’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Portfolio. The Portfolio uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Portfolio will determine the price of the security held by the Portfolio based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Portfolio may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Portfolio’s share price is calculated. Foreign exchanges typically close before the time at which Portfolio share prices are calculated, and may be closed altogether on some days when the Portfolio is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Portfolio uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Portfolio shares. However, when the Portfolio uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Portfolio’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Portfolio’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Portfolio has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Portfolio could change on days when Portfolio shares cannot be bought or sold.

23

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Portfolio may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Portfolio’s net asset value is not calculated and the Portfolio does not accept buy or sell orders. However, the value of the Portfolio’s assets may still be affected on such days to the extent that the Portfolio holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Portfolio and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Portfolio to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Portfolio may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Portfolio is unable to verify your identity after your account is open, the Portfolio reserves the right to close your account or take other steps as deemed reasonable. The Portfolio shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Portfolio you own separately from any other account of the Portfolio you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year. Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Portfolio you own separately from any other account of the Portfolio you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Portfolio by any amounts it collects from the assessment of this fee. For Portfolios that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Portfolio. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan.

Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Portfolio. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Portfolio shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not

25

Buying, Selling and Exchanging Shares

apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Portfolio shares could prevent the Portfolio from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Portfolio shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Portfolio’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Portfolio is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Portfolio shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Portfolio discourages and does not accommodate excessive trading.

The Portfolio reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Portfolio may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Portfolio or its agents determine that accepting the order could interfere with efficient management of the Portfolio’s portfolio or is otherwise contrary to the Portfolio’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Portfolio detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Portfolio followed by a sale or exchange out of the Portfolio. A “material” round trip is one that is deemed by the Portfolio to be material in terms of its amount or its potential detrimental impact on the Portfolio. Independent of this limit, the Portfolio may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Portfolio using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Portfolio retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Portfolio takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Portfolio receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

26

Buying, Selling and Exchanging Shares

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Portfolio’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Portfolio’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Portfolio seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Portfolio’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Portfolio’s performance;

■	potential dilution of the value of the Portfolio’s shares;

■

interference with the efficient management of the Portfolio’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Portfolio’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Portfolio invests significantly in foreign securities traded on markets that close before the Portfolio’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Portfolio’s valuation time that influence the value of foreign securities, investors may seek to trade Portfolio shares in an effort to benefit from their understanding of the value of foreign securities as of the Portfolio’s valuation time. This is often referred to as price arbitrage. The Portfolio has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Portfolio believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Portfolio’s shares held by other shareholders.

Similarly, to the extent that the Portfolio invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Portfolio’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Portfolio may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Portfolio shares held by other shareholders.

27

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Portfolios for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Portfolio for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Portfolios for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Portfolios for those services, other than payments for shareholder servicing or

28

Buying, Selling and Exchanging Shares

sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Portfolio on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Portfolio at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Portfolio by wiring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Portfolio by electronically transferring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Portfolio reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Portfolio will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Portfolio. The Portfolio doesn’t issue certificates.

Selling Shares

When you sell your shares, the Portfolio is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Portfolio and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

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Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Portfolio is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Portfolio reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Portfolio makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Portfolio to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Portfolio by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Portfolio at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

30

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Portfolio may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

31

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Portfolio won’t have to pay any federal income tax on undistributed income and gains. The Portfolio intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Portfolio will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Portfolio may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Portfolio usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Portfolio generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Portfolio will automatically reinvest distributions in additional shares of the same share class of the Portfolio unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Portfolio shares shortly before the Portfolio makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Portfolio’s distribution schedule above before you invest.

Similarly, if you buy shares of the Portfolio when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. The Portfolio may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Portfolio when it has capital loss carryforwards, the Portfolio may have the ability to offset future capital gains realized by the Portfolio that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

32

Distributions and Taxes

Taxes and Your Investment

The Portfolio will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Portfolio intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify as a regulated investment company would result in portfolio level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Portfolio.

■

Distributions of the Portfolio’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Portfolio’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Portfolio has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Portfolio shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Portfolio’s dividends received from certain U.S. and foreign corporations, as long as the Portfolio meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Portfolio shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Portfolio shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Portfolio shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Portfolio is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Portfolio that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Portfolio that you are otherwise subject to backup withholding.

■

Because the Portfolio is an international/global equity fund, if at the end of the taxable year more than 50% of the Portfolio’s assets consist of foreign securities, and the Portfolio makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Portfolio. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Portfolio will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Portfolio shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

33

Financial Highlights

The financial highlights table is designed to help you understand how the Portfolio has performed for the past five fiscal years, or if shorter, the Portfolio’s period of operations. Certain information reflects financial results for a single Portfolio share. The total return line indicates how much an investment in the Portfolio would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Portfolio’s financial statements, is included in the Portfolio’s annual report. The independent registered public accounting firm’s report and the Portfolio’s financial statements are also incorporated by reference into the SAI.

Columbia Masters Global Equity Portfolio – Class Z Shares

	Year Ended March 31, 2007	Period Ended March 31, 2006(a)
Net Asset Value, Beginning of Period	$10.29	$10.00
Income from Investment Operations
Net Investment Income (Loss)(b)(c)	0.29	—	(d)
Net Realized and Unrealized Gain on Investments	1.09	0.29
Total from Investment Operations	1.38	0.29
Less Distributions Declared to Shareholders
From Net Investment Income	(0.26)	—
From Net Realized Gains	(0.32)	—
Total Distributions Declared to Shareholders	(0.58)	—
Redemption Fees:
Redemption Fees Added to Paid-In-Capital(b)(d)	—	—
Net Asset Value, End of Period	$11.09	$10.29
Total Return(e)(f)	13.56%	2.90	%(g)
Ratios to Average Net Assets/Supplemental Data
Expenses(h)(i)	—	—
Waiver/Reimbursement	1.40%	21.19	%(j)
Net Investment Income (Loss)(c)(i)	2.69%	—	%(j)(k)
Portfolio Turnover Rate	2%	—
Net Assets, End of Period (000’s)	$556	$28

(a)	Class Z shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the investment companies in which the Portfolio invests.

(i)	The benefits derived from custody credits had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

34

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Portfolio, including investment advisory fees and other Portfolio costs, on the Portfolio’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Portfolio, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Portfolio, which is the same as that stated in the Annual Portfolio Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Masters Global Equity Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.95%	4.05%	$10,405.00	$96.92
2	10.25%	0.95%	8.26%	$10,826.40	$100.85
3	15.76%	2.35%	11.13%	$11,113.30	$257.79
4	21.55%	2.35%	14.08%	$11,407.80	$264.62
5	27.63%	2.35%	17.10%	$11,710.11	$271.64
6	34.01%	2.35%	20.20%	$12,020.43	$278.83
7	40.71%	2.35%	23.39%	$12,338.97	$286.22
8	47.75%	2.35%	26.66%	$12,665.95	$293.81
9	55.13%	2.35%	30.02%	$13,001.60	$301.59
10	62.89%	2.35%	33.46%	$13,346.14	$309.59
Total Gain After Fees and Expenses				$3,346.14
Total Annual Fees and Expenses Paid					$2,461.86

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

35

Notes

36

Notes

37

Notes

38

Columbia Masters Global Equity Portfolio

For More Information

You’ll find more information about Columbia Masters Global Equity Portfolio and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Portfolio’s investments is available in the Portfolio’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Shareholder Communications with the Board

The Portfolio’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Portfolio and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

Information Provided by the SEC You can review and copy information about the Portfolio (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Portfolio are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Portfolio is a series, is 811-09645.

Columbia Masters Global Equity Portfolio

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132220-0807

Columbia Funds Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia Masters Heritage Portfolio

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Portfolio shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Portfolio shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Portfolio and may be compensated or incented in connection with the sale of Portfolio shares. The Portfolio may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE PORTFOLIO INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Masters Heritage Portfolio (the Portfolio), which is one of the mutual funds in the Columbia Funds family of mutual funds (Columbia Funds). The Portfolio is a “fund of funds” that invests its assets in a mix of underlying mutual funds (each an Underlying Fund and together, the Underlying Funds) that will change over time. This prospectus is designed to provide you with important information about the Portfolio in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Portfolio, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Portfolio’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a summary of the key characteristics of each Underlying Fund,

■	a discussion of the Portfolio’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Portfolio’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Portfolio, including:

■	how to buy, sell and exchange shares of the Portfolio, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Portfolio’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Portfolio.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Portfolio’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Portfolio in the Statement of Additional Information (SAI), which includes more detailed information about the Portfolio’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Portfolio is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Portfolio’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Portfolio’s distributor (the Distributor). Columbia Management Services, Inc. is the Portfolio’s transfer agent (the Transfer Agent).

The Portfolio, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Portfolio and any other Columbia Fund carefully before investing.

4

Columbia Masters Heritage Portfolio

FUNDimensions™
Columbia Masters Heritage Portfolio
Investment Objective:	Capital appreciation
Investment Style:	Moderate Allocation
Benchmark:	Lehman Brothers Intermediate Government/Credit Bond Index
Ticker Symbols:	Class A: CMHAX Class B: CMHBX Class C: CMHCX
Principal Risks:

Investment strategy risk

Allocation risk

Investing in other funds risk

Market risk

Smaller company securities risk

Foreign securities risk

Convertible securities risk

U.S. Government obligations risk

Asset-backed securities risk

Mortgage-backed securities risk

Dollar rolls risk

Interest rate risk

Value securities risk

Emerging market securities risk

Derivatives risk

Reinvestment risk

Low and below investment grade securities risk

Credit risk

Special situations risk

Growth securities risk

Frequent trading risk

FUNDamentals™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds typically by using an asset allocation approach. A fund of funds indirectly bears a portion of the underlying funds’ expenses, in addition to the fund of funds’ own expenses.

   Investment Objective

The Portfolio seeks capital appreciation.

   Principal Investment Strategies

Under normal circumstances, the Portfolio invests in Class Z shares of specific Columbia Funds (Underlying Funds) on a fixed percentage basis. The Underlying Funds, in turn, invest primarily in domestic and, to a lesser extent, foreign equity securities and domestic and foreign debt securities.

The Portfolio currently makes allocations among three Underlying Funds as follows:

■	33 1/3% of the Portfolio’s total assets in Columbia Strategic Investor Fund.

■	33 1/3% of the Portfolio’s total assets in Columbia Marsico 21st Century Fund.

■	33 1/3% of the Portfolio’s total assets in Columbia Strategic Income Fund.

The Advisor monitors the percentage allocations to the Underlying Funds and rebalances the Portfolio’s allocations to the Underlying Funds to ensure that actual allocations do not exceed plus or minus 3% of the fixed allocation percentages.

Columbia Strategic Investor Fund seeks long-term capital appreciation. Using a “value” approach to investing, Columbia Strategic Investor Fund invests primarily in equity securities of companies that the Advisor believes are undervalued relative to their prior history or to what the Advisor believes is their intrinsic value. The Advisor also emphasizes the growth and earnings of companies. Columbia Strategic Investor Fund may invest in equity securities of companies of any capitalization size, including a significant percentage of its assets in equity securities of small- and mid-capitalization companies. It also may invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), and certain derivatives (including options and financial futures contracts). It may invest up to 33% of total assets in foreign securities, including American Depositary Receipts.

5

Columbia Masters Heritage Portfolio

Columbia Marsico 21st Century Fund seeks long-term growth of capital and invests in equity securities of companies of any capitalization size, generally holding a core position of between 35 and 50 common stocks. It may invest without limit in foreign securities, including emerging market securities.

Columbia Strategic Income Fund seeks total return, consisting of current income and capital appreciation and invests primarily in debt securities in the following three segments of the debt securities market: (i) securities issued by the U.S. Government and its agencies, including mortgage- and other asset-backed securities; (ii) securities issued by foreign governments, companies or other entities, including in emerging market countries; and (iii) below investment grade corporate debt securities or unrated corporate debt securities determined by the Advisor to be of comparable quality.

The Advisor’s allocations to the Underlying Funds are expected to remain constant, but the Advisor can modify this list of Underlying Funds at any time, including by adding Underlying Funds introduced after the date of this prospectus.

FUNDamentals™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes – for example, domestic equity securities, foreign securities and debt securities – in varying proportions.

The mix of asset classes and how much is invested in each is an important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

   Principal Risks

■

Investment Strategy Risk – The Portfolio is subject to investment strategy risk, as the Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Portfolio’s shares to lose value or may cause the Portfolio to underperform other funds with similar investment objectives.

■

Allocation Risk – The Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Portfolio’s allocation among asset classes or investments will cause the Portfolio’s shares to lose value or cause the Portfolio to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

■

Investing in Other Funds Risk – The performance of the Underlying Funds in which the Portfolio invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Portfolio. These transactions might also result in higher brokerage, tax or other costs for the Portfolio. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Advisor has the authority to change the Underlying Funds in which the Portfolio invests or to change the percentage of the Portfolio’s investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Advisor or its affiliates, this could result in the Advisor having a potential conflict of interest in selecting the Underlying Funds in which the Portfolio invests or in determining the percentage of the Portfolio's investments allocated to each Underlying Fund.

The Portfolio is subject indirectly to the following risks of the Underlying Funds:

■

Market Risk – The Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Underlying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may

6

Columbia Masters Heritage Portfolio

fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Underlying Fund. Accordingly, an investment in the Underlying Fund could lose money over short or even long periods. The market values of the securities the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Smaller Company Securities Risk – Certain Underlying Funds invest in securities of small- or mid-capitalization companies (“smaller companies”) which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Foreign Securities Risk – Certain Underlying Funds invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Convertible Securities Risk – Certain Underlying Funds invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Underlying Fund’s return.

■

U.S. Government Obligations Risk – Certain Underlying Funds invest in U.S. Government obligations. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

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Columbia Masters Heritage Portfolio

■

Asset-Backed Securities Risk – Certain Underlying Funds invest in asset-backed securities. The value of the Underlying Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Mortgage-Backed Securities Risk – Certain Underlying Funds invest in mortgage-backed securities. The value of the Underlying Fund’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Dollar Rolls Risk – Certain Underlying Funds use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund’s portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

■

Interest Rate Risk – Certain Underlying Funds invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Underlying Fund receives from it but will affect the value of the Underlying Fund’s shares. Interest rate

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Columbia Masters Heritage Portfolio

risk is generally greater for debt securities with longer maturities/durations.

■

Value Securities Risk – Certain Underlying Funds invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Emerging Market Securities Risk – Certain Underlying Funds invest in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These emerging market securities are more likely to have greater exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Derivatives Risk – Certain Underlying Funds use derivatives, which are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Underlying Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Underlying Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Underlying Fund’s derivative positions at times when the Underlying Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Reinvestment Risk – Because certain Underlying Funds invest in debt securities, income from those Underlying Funds’ debt securities portfolios will decline if and when the Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Underlying Fund’s portfolio.

■

Low and Below Investment Grade Securities Risk – Certain Underlying Funds invest in debt securities with the lowest investment grade rating (e.g., BBB by S&P or Fitch) or that are below investment grade (e.g., BB or below by S&P or Fitch). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings

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Columbia Masters Heritage Portfolio

agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

■

Credit Risk – Certain Underlying Funds are subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Special Situations Risk – Certain Underlying Funds invest in securities of companies that may be involved in a major corporate event, such as a business consolidation or restructuring. These securities may present special risk because of the high degree of uncertainty associated with such events.

■

Growth Securities Risk – Certain Underlying Funds invest in growth securities. Because growth securities typically trade at higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Frequent Trading Risk – Certain Underlying Funds’ investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Underlying Fund’s after-tax return.

Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund’s return.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

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Columbia Masters Heritage Portfolio

   Performance Information

Because the Portfolio had not been in operation for a full calendar year as of December 31, 2006, no performance information is included in this prospectus.

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolio – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table.

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Columbia Masters Heritage Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	5.00%	(b)	1.00%	(c)

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

	Class A Shares		Class B Shares		Class C Shares
Management fees(d)	—		—		—
Distribution and service fees	0.25%		1.00%		1.00%
Other expenses	0.48%		0.48%		0.48%
Acquired fund (Underlying Fund) fees and expenses(e)	0.90%		0.90%		0.90%
Total annual Portfolio operating expenses	1.63%		2.38%		2.38%
Fee waivers and/or reimbursements	(0.48%	)	(0.48%	)	(0.48%	)
Total net expenses(f)	1.15%		1.90%		1.90%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)	The Portfolio does not pay investment advisory fees or an administration fee.

(e)

The figure shown here is based on amounts incurred during each Underlying Fund’s most recent shareholder report. The expense ratio of the Underlying Funds may be higher or lower depending on the portion of the Portfolio’s assets allocated to each Underlying Fund from time to time.

(f)

The Advisor has contractually agreed to waive advisory and/or administration fees and/or reimburse other expenses such that other expenses (excluding distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investments in other investment companies) do not exceed 0.00% annually through February 15, 2008.

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Columbia Masters Heritage Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B or Class C shares of the Portfolio for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Portfolio’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Portfolio Operating Expenses table above expire on February 15, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$685	$1,015	$1,368	$2,359
Class B Shares
Assuming no redemption	$193	$697	$1,227	$2,492
Assuming complete redemption of shares at the end of the period	$693	$997	$1,427	$2,492
Class C Shares
Assuming no redemption	$193	$697	$1,227	$2,680
Assuming complete redemption of shares at the end of the period	$293	$697	$1,227	$2,680

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

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Columbia Masters Heritage Portfolio

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Portfolio may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Portfolio.

Changing the Portfolio’s Investment Objective and Policies

The Portfolio’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Portfolio may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Portfolio may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Affiliated Funds

The Advisor has the authority to select the Underlying Funds in which the Portfolio invests its assets. The Advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The Advisor may be subject to a conflict of interest in selecting Underlying Funds for the Portfolio because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as a fiduciary to the Portfolio, the Advisor has a duty to act in the best interest of the Portfolio in selecting Underlying Funds.

Investing in Columbia Money Market Funds

The Portfolio may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Portfolio for services provided directly.

Lending Securities

The Portfolio may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Portfolio may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Portfolio portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Portfolio files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Portfolio’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

Investing Defensively

The Portfolio may from time to time take temporary defensive investment positions that are inconsistent with the Portfolio’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Portfolio may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Portfolio’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

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Management of the Portfolio

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Portfolio and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Portfolio, determining what securities and other investments the Portfolio should buy or sell and executing the Portfolio’s portfolio transactions. Although the Advisor is responsible for the investment management of the Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Portfolio’s investments.

The Portfolio pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Portfolio and is paid monthly. For the Portfolio’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Portfolio amounted to 0.00% of average daily net assets of the Portfolio.

A discussion regarding the basis for the Board’s approval of the Portfolio’s investment advisory agreement with the Advisor is available in the Portfolio’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Portfolio. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Portfolio change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Portfolio to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Portfolio to act on many of the Advisor’s recommendations with approval only by the Board and not by Portfolio shareholders. The Advisor or the Portfolio would inform the Portfolio’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Portfolio obtain this relief, the Portfolio will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

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Management of the Portfolio

Portfolio Manager

Vikram Kuriyan, head of the Advisor’s Quantitative Strategies Group, is the portfolio manager responsible for making the day-to-day investment decisions for the Portfolio. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

Vikram J. Kuriyan PhD

Service with the Portfolio since February 2006

Investment management experience since 1986

Managing Director of the Advisor since 2000.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Portfolio, including the general supervision of the Portfolio’s operations, coordination of the Portfolio’s service providers, and the provision of office facilities and related clerical and administrative services. The Administrator does not currently receive any fees for the administrative services it provides to the Portfolio.

The Distributor

Shares of the Portfolio are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Portfolio pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Portfolio’s behalf.

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Management of the Portfolio

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Portfolio – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Portfolio for which they are compensated. Bank of America and its affiliates also may provide other services to the Portfolio and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Portfolio. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Portfolio.

Conflicts of interest and limitations that could affect the Portfolio may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Portfolio and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Portfolio invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Portfolio.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Portfolio and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Portfolio should carefully review these disclosures and consult with their financial advisor if they have any questions.

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Management of the Portfolio

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

18

Management of the Portfolio

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Portfolio offers three classes of shares in this prospectus: Class A, Class B and Class C shares. The Portfolio may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Portfolio’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.
Investment Limits	none	up to $50,000 (based on aggregate account value)(b)	up to $1,000,000
Conversion Features	none	convert to Class A shares eight years after purchase	none
Front-End Sales Charges(c)	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none
Contingent Deferred Sales Charges (CDSCs)(c)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase
Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)

If you hold Class B shares of the Portfolio and your account has a value of less than $50,000, you may purchase additional shares of the Portfolio in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Portfolio will be invested in Class A shares of the Portfolio, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(c)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Portfolio every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Portfolio will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00%	(c)(d)

(a)	Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Portfolio shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

21

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Portfolio will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 5.75% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Portfolio will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

22

Choosing a Share Class

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Portfolio’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Portfolio.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted.

■	Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Portfolio’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

23

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Portfolio. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Portfolio will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Portfolio will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Portfolio is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

24

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Portfolio at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Portfolio, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Portfolio shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Portfolio. This could happen because of the way in which you originally invested in the Portfolio, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Portfolio may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

25

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Portfolio has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Portfolio’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Portfolio and providing services to investors. Because the fees are paid out of the Portfolio’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%

(a)	The Portfolio’s Class A shares pay a combined distribution and service fee pursuant to the Portfolio’s combined distribution and shareholder servicing plan for Class A shares.

The Portfolio will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Portfolio may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

26

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Portfolio shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Portfolio attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Portfolio.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Portfolio’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Portfolio’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Portfolio to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Portfolio’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Portfolio are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Portfolio. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Portfolio or a particular share class over others. See Management of the Portfolio – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

27

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Portfolio’s next determined net asset value (or NAV) per share for a given share class. The Portfolio calculates the net asset value per share for each class of the Portfolio at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Portfolio’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Portfolio’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Portfolio. The Portfolio uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Portfolio will determine the price of the security held by the Portfolio based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Portfolio may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Portfolio’s share price is calculated. Foreign exchanges typically close before the time at which Portfolio share prices are calculated, and may be closed altogether on some days when the Portfolio is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Portfolio uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Portfolio shares. However, when the Portfolio uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Portfolio’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Portfolio’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Portfolio has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Portfolio could change on days when Portfolio shares cannot be bought or sold.

28

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Portfolio may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Portfolio’s net asset value is not calculated and the Portfolio does not accept buy or sell orders. However, the value of the Portfolio’s assets may still be affected on such days to the extent that the Portfolio holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Portfolio and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

29

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Portfolio to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Portfolio may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Portfolio is unable to verify your identity after your account is open, the Portfolio reserves the right to close your account or take other steps as deemed reasonable. The Portfolio shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Portfolio you own separately from any other account of the Portfolio you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Portfolio you own separately from any other account of the Portfolio you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Portfolio by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Portfolio. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan.

Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Portfolio shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not

30

Buying, Selling and Exchanging Shares

apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Portfolio shares could prevent the Portfolio from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Portfolio shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Portfolio’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Portfolio is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Portfolio shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Portfolio discourages and does not accommodate excessive trading.

The Portfolio reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Portfolio may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Portfolio or its agents determine that accepting the order could interfere with efficient management of the Portfolio’s portfolio or is otherwise contrary to the Portfolio’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Portfolio detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Portfolio followed by a sale or exchange out of the Portfolio. A “material” round trip is one that is deemed by the Portfolio to be material in terms of its amount or its potential detrimental impact on the Portfolio. Independent of this limit, the Portfolio may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Portfolio using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Portfolio retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Portfolio takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Portfolio receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

31

Buying, Selling and Exchanging Shares

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Portfolio’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Portfolio’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Portfolio seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Portfolio’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Portfolio’s performance;

■	potential dilution of the value of the Portfolio’s shares;

■

interference with the efficient management of the Portfolio’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Portfolio’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Portfolio invests significantly in foreign securities traded on markets that close before the Portfolio’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Portfolio’s valuation time that influence the value of foreign securities, investors may seek to trade Portfolio shares in an effort to benefit from their understanding of the value of foreign securities as of the Portfolio’s valuation time. This is often referred to as price arbitrage. The Portfolio has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Portfolio believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Portfolio’s shares held by other shareholders.

Similarly, to the extent that the Portfolio invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Portfolio’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Portfolio may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Portfolio shares held by other shareholders.

32

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Portfolio on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Portfolio at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Portfolio by wiring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Portfolio by electronically transferring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

■

The Portfolio reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Portfolio will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

33

Buying, Selling and Exchanging Shares

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Portfolio. The Portfolio doesn’t issue certificates.

Selling Shares

When you sell your shares, the Portfolio is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Portfolio and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Portfolio is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Portfolio reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Portfolio makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

34

Buying, Selling and Exchanging Shares

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Portfolio to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Portfolio by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Portfolio at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Portfolio may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

35

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Portfolio won’t have to pay any federal income tax on undistributed income and gains. The Portfolio intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Portfolio will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Portfolio may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Portfolio usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Portfolio generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Portfolio will automatically reinvest distributions in additional shares of the same share class of the Portfolio unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Portfolio shares shortly before the Portfolio makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Portfolio’s distribution schedule above before you invest.

Similarly, if you buy shares of the Portfolio when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. The Portfolio may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Portfolio when it has capital loss carryforwards, the Portfolio may have the ability to offset future capital gains realized by the Portfolio that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

36

Distributions and Taxes

Taxes and Your Investment

The Portfolio will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Portfolio intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify as a regulated investment company would result in portfolio level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Portfolio.

■

Distributions of the Portfolio’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Portfolio’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Portfolio has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Portfolio shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Portfolio’s dividends received from certain U.S. and foreign corporations, as long as the Portfolio meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Portfolio shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Portfolio shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Portfolio shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Portfolio is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Portfolio that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Portfolio that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Portfolio shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

37

Financial Highlights

The financial highlights tables are designed to help you understand how the Portfolio has performed for the past five fiscal years, or if shorter, the Portfolio’s period of operations. Certain information reflects financial results for a single Portfolio share. The total return line indicates how much an investment in the Portfolio would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Portfolio’s financial statements, is included in the Portfolio’s annual report. The independent registered public accounting firm’s report and the Portfolio’s financial statements are also incorporated by reference into the SAI.

Columbia Masters Heritage Portfolio – Class A Shares

	Year Ended March 31, 2007	Period Ended March 31, 2006(a)
Net Asset Value, Beginning of Period	$10.19	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.31	0.03
Net Realized and Unrealized Gain on Investments	0.56	0.17
Total from Investment Operations	0.87	0.20
Less Distributions Declared to Shareholders
From Net Investment Income	(0.28)	(0.01)
From Net Realized Gains	(0.36)	—
Total Distributions Declared to Shareholders	(0.64)	(0.01)
Net Asset Value, End of Period	$10.42	$10.19
Total Return(d)(e)	8.77%	2.01	%(f)
Ratios to Average Net Assets/Supplemental Data
Expenses(g)(h)	0.25%	0.25	%(i)
Waiver/Reimbursement	0.48%	6.51	%(i)
Net Investment Income(c)(h)	2.98%	2.04	%(i)
Portfolio Turnover Rate	2%	—
Net Assets, End of Period (000’s)	$53,710	$13,131

(a)	Class A shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge.

(e)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the investment companies in which the Portfolio invests.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	Annualized.

38

Financial Highlights

Columbia Masters Heritage Portfolio – Class B Shares

	Year Ended March 31, 2007	Period Ended March 31, 2006(a)
Net Asset Value, Beginning of Period	$10.19	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.23	0.01
Net Realized and Unrealized Gain on Investments	0.57	0.18
Total from Investment Operations	0.80	0.19
Less Distributions Declared to Shareholders
From Net Investment Income	(0.21)	—	(d)
From Net Realized Gains	(0.36)	—
Total Distributions Declared to Shareholders	(0.57)	—	(d)
Net Asset Value, End of Period	$10.42	$10.19
Total Return(e)(f)	7.96%	1.91	%(g)
Ratios to Average Net Assets/Supplemental Data
Expenses(h)(i)	1.00%	1.00	%(j)
Waiver/Reimbursement	0.48%	6.51	%(j)
Net Investment Income (loss)(c)(i)	2.24%	0.90	%(j)
Portfolio Turnover Rate	2%	—
Net Assets, End of Period (000’s)	$19,388	$4,700

(a)	Class B shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the investment companies in which the Portfolio invests.

(i)	The benefits derived from custody credits had an impact of less than 0.01%.

(j)	Annualized.

39

Financial Highlights

Columbia Masters Heritage Portfolio – Class C Shares

	Year Ended March 31, 2007	Period Ended March 31, 2006(a)
Net Asset Value, Beginning of Period	$10.19	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.23	0.01
Net Realized and Unrealized Gain on Investments	0.57	0.18
Total from Investment Operations	0.80	0.19
Less Distributions Declared to Shareholders
From Net Investment Income	(0.21)	—	(d)
From Net Realized Gains	(0.36)	—
Total Distributions Declared to Shareholders	(0.57)	—	(d)
Net Asset Value, End of Period	$10.42	$10.19
Total Return(e)(f)	7.96%	1.91	%(g)
Ratios to Average Net Assets/Supplemental Data
Expenses(h)(i)	1.00%	1.00	%(j)
Waiver/Reimbursement	0.48%	6.51	%(j)
Net Investment Income (loss)(c)(i)	2.23%	0.80	%(j)
Portfolio Turnover Rate	2%	—
Net Assets, End of Period (000’s)	$17,715	$2,958

(a)	Class C shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the investment companies in which the Portfolio invests.

(i)	The benefits derived from custody credits had an impact of less than 0.01%.

(j)	Annualized.

40

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Portfolio, including investment advisory fees and other Portfolio costs, on the Portfolio’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Portfolio, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Portfolio, which is the same as that stated in the Annual Portfolio Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Masters Heritage Portfolio – Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.15%	–2.12%	(b)	$9,787.86	$685.47
2	10.25%	1.15%	1.65%		$10,164.69	$114.73
3	15.76%	1.63%	5.07%		$10,507.24	$168.48
4	21.55%	1.63%	8.61%		$10,861.33	$174.15
5	27.63%	1.63%	12.27%		$11,227.36	$180.02
6	34.01%	1.63%	16.06%		$11,605.72	$186.09
7	40.71%	1.63%	19.97%		$11,996.83	$192.36
8	47.75%	1.63%	24.01%		$12,401.12	$198.84
9	55.13%	1.63%	28.19%		$12,819.04	$205.54
10	62.89%	1.63%	32.51%		$13,251.04	$212.47
Total Gain After Fees and Expenses					$3,251.04
Total Annual Fees and Expenses Paid						$2,318.15

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

41

Hypothetical Fees and Expenses

Columbia Masters Heritage Portfolio – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.90%	3.10%	$10,310.00	$192.95
2	10.25%	1.90%	6.30%	$10,629.61	$198.93
3	15.76%	2.38%	9.08%	$10,908.11	$256.30
4	21.55%	2.38%	11.94%	$11,193.90	$263.01
5	27.63%	2.38%	14.87%	$11,487.18	$269.90
6	34.01%	2.38%	17.88%	$11,788.14	$276.98
7	40.71%	2.38%	20.97%	$12,096.99	$284.23
8	47.75%	2.38%	24.14%	$12,413.93	$291.68
9	55.13%	1.63%	28.32%	$12,832.28	$205.76
10	62.89%	1.63%	32.65%	$13,264.73	$212.69
Total Gain After Fees and Expenses				$3,264.73
Total Annual Fees and Expenses Paid					$2,452.43

Columbia Masters Heritage Portfolio – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.90%	3.10%	$10,310.00	$192.95
2	10.25%	1.90%	6.30%	$10,629.61	$198.93
3	15.76%	2.38%	9.08%	$10,908.11	$256.30
4	21.55%	2.38%	11.94%	$11,193.90	$263.01
5	27.63%	2.38%	14.87%	$11,487.18	$269.90
6	34.01%	2.38%	17.88%	$11,788.14	$276.98
7	40.71%	2.38%	20.97%	$12,096.99	$284.23
8	47.75%	2.38%	24.14%	$12,413.93	$291.68
9	55.13%	2.38%	27.39%	$12,739.17	$299.32
10	62.89%	2.38%	30.73%	$13,072.94	$307.16
Total Gain After Fees and Expenses				$3,072.94
Total Annual Fees and Expenses Paid					$2,640.46

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

42

Columbia Masters Heritage Portfolio

For More Information

You’ll find more information about Columbia Masters Heritage Portfolio and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Portfolio’s investments is available in the Portfolio’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Shareholder Communications with the Board

The Portfolio’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Portfolio and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Portfolio (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Portfolio are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Portfolio is a series, is 811-09645.

43

Columbia Masters Heritage Portfolio

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132425-0807

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007
Columbia Masters Heritage Portfolio

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Portfolio shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Portfolio shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Portfolio and may be compensated or incented in connection with the sale of Portfolio shares. The Portfolio may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE PORTFOLIO INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Masters Heritage Portfolio (the Portfolio), which is one of the mutual funds in the Columbia Funds family of mutual funds (Columbia Funds). The Portfolio is a “fund of funds” that invests its assets in a mix of underlying mutual funds (each an Underlying Fund and together, the Underlying Funds) that will change over time. This prospectus is designed to provide you with important information about the Portfolio in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Portfolio, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Portfolio’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a summary of the key characteristics of each Underlying Fund,
■	a discussion of the Portfolio’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a description of the Portfolio’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Portfolio, including:

■	how to buy, sell and exchange shares of the Portfolio, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Portfolio’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Portfolio.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Portfolio’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Portfolio in the Statement of Additional Information (SAI), which includes more detailed information about the Portfolio’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Portfolio is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Portfolio’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Portfolio’s distributor (the Distributor). Columbia Management Services, Inc. is the Portfolio’s transfer agent (the Transfer Agent).

The Portfolio, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Portfolio and any other Columbia Fund carefully before investing.

4

Columbia Masters Heritage Portfolio

FUNDimensions™
Columbia Masters Heritage Portfolio
Investment Objective:	Capital appreciation
Investment Style:	Moderate Allocation
Benchmark:	Lehman Brothers Intermediate Government/Credit Bond Index
Ticker Symbol:	Class Z: CMHZX
Principal Risks:

Investment strategy risk

Allocation risk

Investing in other funds risk

Market risk

Smaller company securities risk

Foreign securities risk

Convertible securities risk

U.S. Government obligations risk

Asset-backed securities risk

Mortgage-backed securities risk

Dollar rolls risk

Interest rate risk

Value securities risk

Emerging market securities risk

Derivatives risk

Reinvestment risk

Low and below investment grade securities risk

Credit risk

Special situations risk

Growth securities risk

Frequent trading risk

FUNDamentals™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds typically by using an asset allocation approach. A fund of funds indirectly bears a portion of the underlying funds’ expenses, in addition to the fund of funds’ own expenses.

   Investment Objective

The Portfolio seeks capital appreciation.

   Principal Investment Strategies

Under normal circumstances, the Portfolio invests in Class Z shares of specific Columbia Funds (Underlying Funds) on a fixed percentage basis. The Underlying Funds, in turn, invest primarily in domestic and, to a lesser extent, foreign equity securities and domestic and foreign debt securities.

The Portfolio currently makes allocations among three Underlying Funds as follows:

■	33 1/3% of the Portfolio’s total assets in Columbia Strategic Investor Fund.

■	33 1/3% of the Portfolio’s total assets in Columbia Marsico 21st Century Fund.

■	33 1/3% of the Portfolio’s total assets in Columbia Strategic Income Fund.

The Advisor monitors the percentage allocations to the Underlying Funds and rebalances the Portfolio’s allocations to the Underlying Funds to ensure that actual allocations do not exceed plus or minus 3% of the fixed allocation percentages.

Columbia Strategic Investor Fund seeks long-term capital appreciation. Using a “value” approach to investing, Columbia Strategic Investor Fund invests primarily in equity securities of companies that the Advisor believes are undervalued relative to their prior history or to what the Advisor believes is their intrinsic value. The Advisor also emphasizes the growth and earnings of companies. Columbia Strategic Investor Fund may invest in equity securities of companies of any capitalization size, including a significant percentage of its assets in equity securities of small- and mid-capitalization companies. It also may invest in securities convertible into or exercisable for stock (including preferred stock, warrants and debentures), and certain derivatives (including options and financial futures contracts). It may invest up to 33% of total assets in foreign securities, including American Depositary Receipts.

5

Columbia Masters Heritage Portfolio

Columbia Marsico 21st Century Fund seeks long-term growth of capital and invests in equity securities of companies of any capitalization size, generally holding a core position of between 35 and 50 common stocks. It may invest without limit in foreign securities, including emerging market securities.

Columbia Strategic Income Fund seeks total return, consisting of current income and capital appreciation and invests primarily in debt securities in the following three segments of the debt securities market: (i) securities issued by the U.S. Government and its agencies, including mortgage- and other asset-backed securities; (ii) securities issued by foreign governments, companies or other entities, including in emerging market countries; and (iii) below investment grade corporate debt securities or unrated corporate debt securities determined by the Advisor to be of comparable quality.

The Advisor’s allocations to the Underlying Funds are expected to remain constant, but the Advisor can modify this list of Underlying Funds at any time, including by adding Underlying Funds introduced after the date of this prospectus.

FUNDamentals™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes – for example, domestic equity securities, foreign securities and debt securities – in varying proportions.

The mix of asset classes and how much is invested in each is an important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

   Principal Risks

■

Investment Strategy Risk – The Portfolio is subject to investment strategy risk, as the Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Portfolio’s shares to lose value or may cause the Portfolio to underperform other funds with similar investment objectives.

■

Allocation Risk – The Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Portfolio’s allocation among asset classes or investments will cause the Portfolio’s shares to lose value or cause the Portfolio to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

■

Investing in Other Funds Risk – The performance of the Underlying Funds in which the Portfolio invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Portfolio. These transactions might also result in higher brokerage, tax or other costs for the Portfolio. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Advisor has the authority to change the Underlying Funds in which the Portfolio invests or to change the percentage of the Portfolio’s investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Advisor or its affiliates, this could result in the Advisor having a potential conflict of interest in selecting the Underlying Funds in which the Portfolio invests or in determining the percentage of the Portfolio's investments allocated to each Underlying Fund.

The Portfolio is subject indirectly to the following risks of the Underlying Funds:

■

Market Risk – The Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Underlying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may

6

Columbia Masters Heritage Portfolio

fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Underlying Fund. Accordingly, an investment in the Underlying Fund could lose money over short or even long periods. The market values of the securities the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Smaller Company Securities Risk – Certain Underlying Funds invest in securities of small- or mid-capitalization companies (“smaller companies”) which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Foreign Securities Risk – Certain Underlying Funds invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Convertible Securities Risk – Certain Underlying Funds invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Underlying Fund’s return.

■

U.S. Government Obligations Risk – Certain Underlying Funds invest in U.S. Government obligations. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

7

Columbia Masters Heritage Portfolio

■

Asset-Backed Securities Risk – Certain Underlying Funds invest in asset-backed securities. The value of the Underlying Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Mortgage-Backed Securities Risk – Certain Underlying Funds invest in mortgage-backed securities. The value of the Underlying Fund’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Underlying Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Dollar Rolls Risk – Certain Underlying Funds use dollar rolls, which are transactions in which the Underlying Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Underlying Fund’s portfolio turnover rate. If the Underlying Fund reinvests the proceeds of the security sold, the Underlying Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

■

Interest Rate Risk – Certain Underlying Funds invest in debt securities, which are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Underlying Fund receives from it but will affect the value of the Underlying Fund’s shares. Interest rate

8

Columbia Masters Heritage Portfolio

risk is generally greater for debt securities with longer maturities/durations.

■

Value Securities Risk – Certain Underlying Funds invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Emerging Market Securities Risk – Certain Underlying Funds invest in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These emerging market securities are more likely to have greater exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Derivatives Risk – Certain Underlying Funds use derivatives, which are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Underlying Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Underlying Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Underlying Fund’s derivative positions at times when the Underlying Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Reinvestment Risk – Because certain Underlying Funds invest in debt securities, income from those Underlying Funds’ debt securities portfolios will decline if and when the Underlying Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Underlying Fund’s portfolio.

■

Low and Below Investment Grade Securities Risk – Certain Underlying Funds invest in debt securities with the lowest investment grade rating (e.g., BBB by S&P or Fitch) or that are below investment grade (e.g., BB or below by S&P or Fitch). These securities are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings

9

Columbia Masters Heritage Portfolio

agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

■

Credit Risk – Certain Underlying Funds are subject to credit risk, which applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Underlying Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Special Situations Risk – Certain Underlying Funds invest in securities of companies that may be involved in a major corporate event, such as a business consolidation or restructuring. These securities may present special risk because of the high degree of uncertainty associated with such events.

■

Growth Securities Risk – Certain Underlying Funds invest in growth securities. Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Frequent Trading Risk – Certain Underlying Funds’ investment strategies may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Underlying Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Underlying Fund’s after-tax return.

Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund’s return.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

10

Columbia Masters Heritage Portfolio

   Performance Information

Because the Portfolio had not been in operation for a full calendar year as of December 31, 2006, no performance information is included in this prospectus.

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolio – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Portfolio’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table.

11

Columbia Masters Heritage Portfolio

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

Class Z Shares
Management fees(a)	—
Other expenses	0.48%
Acquired fund (Underlying Fund) fees and expenses(b)	0.90%
Total annual Portfolio operating expenses	1.38%
Fee waivers and/or reimbursements	(0.48)%
Total net expenses(c)	0.90%

(a)	The Portfolio does not pay investment advisory fees or an administration fee.

(b)

The figure shown here is based on amounts incurred during each Underlying Fund’s most recent shareholder report. The expense ratio of the Underlying Funds may be higher or lower depending on the portion of the Portfolio’s assets allocated to each Underlying Fund from time to time.

(c)

The Advisor has contractually agreed to waive advisory and/or administration fees and/or reimburse other expenses such that other expenses (excluding distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investments in other investment companies) do not exceed 0.00% annually through February 15, 2008.

12

Columbia Masters Heritage Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Portfolio for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Portfolio Operating Expenses table above expire on February 15, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$92	$390	$709	$1,616

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

13

Columbia Masters Heritage Portfolio

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Portfolio may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Portfolio.

Changing the Portfolio’s Investment Objective and Policies

The Portfolio’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Portfolio may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Portfolio may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Affiliated Funds

The Advisor has the authority to select the Underlying Funds in which the Portfolio invests its assets. The Advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The Advisor may be subject to a conflict of interest in selecting Underlying Funds for the Portfolio because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as a fiduciary to the Portfolio, the Advisor has a duty to act in the best interest of the Portfolio in selecting Underlying Funds.

Investing in Columbia Money Market Funds

The Portfolio may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Portfolio for services provided directly.

Lending Securities

The Portfolio may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Portfolio may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Portfolio portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Portfolio files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Portfolio’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

Investing Defensively

The Portfolio may from time to time take temporary defensive investment positions that are inconsistent with the Portfolio’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Portfolio may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Portfolio’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

14

Management of the Portfolio

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Portfolio and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Portfolio, determining what securities and other investments the Portfolio should buy or sell and executing the Portfolio’s portfolio transactions. Although the Advisor is responsible for the investment management of the Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Portfolio’s investments.

The Portfolio pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Portfolio and is paid monthly. For the Portfolio’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Portfolio amounted to 0.00% of average daily net assets of the Portfolio.

A discussion regarding the basis for the Board’s approval of the Portfolio’s investment advisory agreement with the Advisor is available in the Portfolio’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Portfolio. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Portfolio change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Portfolio to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Portfolio to act on many of the Advisor’s recommendations with approval only by the Board and not by Portfolio shareholders. The Advisor or the Portfolio would inform the Portfolio’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Portfolio obtain this relief, the Portfolio will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

15

Management of the Portfolio

Portfolio Manager

Vikram Kuriyan, head of the Advisor’s Quantitative Strategies Group, is the portfolio manager responsible for making the day-to-day investment decisions for the Portfolio. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

Vikram J. Kuriyan, PhD

Service with the Portfolio since February 2006

Investment management experience since 1986

Managing Director of the Advisor since 2000.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Portfolio, including the general supervision of the Portfolio’s operations, coordination of the Portfolio’s service providers, and the provision of office facilities and related clerical and administrative services. The Administrator does not currently receive any fees for the administrative services it provides to the Portfolio.

The Distributor

Shares of the Portfolio are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Portfolio pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Portfolio’s behalf.

16

Management of the Portfolio

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Portfolio – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Portfolio for which they are compensated. Bank of America and its affiliates also may provide other services to the Portfolio and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Portfolio. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Portfolio.

Conflicts of interest and limitations that could affect the Portfolio may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Portfolio and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Portfolio invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Portfolio.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Portfolio and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Portfolio should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Portfolio

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual

18

Management of the Portfolio

funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Portfolio offers one class of shares in this prospectus: Class Z shares. The Portfolio may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Portfolio’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Portfolio shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Portfolio attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Portfolio.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Portfolio’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Portfolio’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Portfolio to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Portfolio’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Portfolio are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Portfolio. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Portfolio or a particular share class over others. See Management of the Portfolio – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

21

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Portfolio’s next determined net asset value (or NAV) per share for a given share class. The Portfolio calculates the net asset value per share for each class of the Portfolio at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Portfolio’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Portfolio’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Portfolio. The Portfolio uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Portfolio will determine the price of the security held by the Portfolio based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Portfolio may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Portfolio’s share price is calculated. Foreign exchanges typically close before the time at which Portfolio share prices are calculated, and may be closed altogether on some days when the Portfolio is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Portfolio uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Portfolio shares. However, when the Portfolio uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Portfolio’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Portfolio’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Portfolio has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Portfolio could change on days when Portfolio shares cannot be bought or sold.

22

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Portfolio may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Portfolio’s net asset value is not calculated and the Portfolio does not accept buy or sell orders. However, the value of the Portfolio’s assets may still be affected on such days to the extent that the Portfolio holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Portfolio and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Portfolio to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Portfolio may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Portfolio is unable to verify your identity after your account is open, the Portfolio reserves the right to close your account or take other steps as deemed reasonable. The Portfolio shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Portfolio you own separately from any other account of the Portfolio you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Portfolio you own separately from any other account of the Portfolio you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Portfolio by any amounts it collects from the assessment of this fee. For Portfolios that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Portfolio. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan.

Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Portfolio. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Portfolio shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not

24

Buying, Selling and Exchanging Shares

apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Portfolio shares could prevent the Portfolio from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Portfolio shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Portfolio’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Portfolio is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Portfolio shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Portfolio discourages and does not accommodate excessive trading.

The Portfolio reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Portfolio may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Portfolio or its agents determine that accepting the order could interfere with efficient management of the Portfolio’s portfolio or is otherwise contrary to the Portfolio’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Portfolio detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Portfolio followed by a sale or exchange out of the Portfolio. A “material” round trip is one that is deemed by the Portfolio to be material in terms of its amount or its potential detrimental impact on the Portfolio. Independent of this limit, the Portfolio may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Portfolio using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Portfolio retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Portfolio takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Portfolio receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

25

Buying, Selling and Exchanging Shares

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Portfolio’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Portfolio’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Portfolio seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Portfolio’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Portfolio’s performance;

■	potential dilution of the value of the Portfolio’s shares;

■

interference with the efficient management of the Portfolio’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Portfolio’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Portfolio invests significantly in foreign securities traded on markets that close before the Portfolio’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Portfolio’s valuation time that influence the value of foreign securities, investors may seek to trade Portfolio shares in an effort to benefit from their understanding of the value of foreign securities as of the Portfolio’s valuation time. This is often referred to as price arbitrage. The Portfolio has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Portfolio believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Portfolio’s shares held by other shareholders.

Similarly, to the extent that the Portfolio invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Portfolio’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Portfolio may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Portfolio shares held by other shareholders.

26

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Portfolios for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Portfolio for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Portfolios for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■	Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the

27

Buying, Selling and Exchanging Shares

investor and is not compensated by the Portfolios for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Portfolio on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Portfolio at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Portfolio by wiring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Portfolio by electronically transferring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Portfolio reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Portfolio will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Portfolio. The Portfolio doesn’t issue certificates.

Selling Shares

When you sell your shares, the Portfolio is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

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Buying, Selling and Exchanging Shares

Electronic Funds Transfer

You may sell Class Z shares of the Portfolio and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Portfolio is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Portfolio reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Portfolio makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Portfolio to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Portfolio by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Portfolio at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to

29

Buying, Selling and Exchanging Shares

Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Portfolio may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

30

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Portfolio won’t have to pay any federal income tax on undistributed income and gains. The Portfolio intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Portfolio will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	quarterly
Distributions	quarterly

The Portfolio may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Portfolio usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Portfolio generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Portfolio will automatically reinvest distributions in additional shares of the same share class of the Portfolio unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Portfolio shares shortly before the Portfolio makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Portfolio’s distribution schedule above before you invest.

Similarly, if you buy shares of the Portfolio when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. The Portfolio may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Portfolio when it has capital loss carryforwards, the Portfolio may have the ability to offset future capital gains realized by the Portfolio that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

31

Distributions and Taxes

Taxes and Your Investment

The Portfolio will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Portfolio intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify as a regulated investment company would result in portfolio level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Portfolio.

■

Distributions of the Portfolio’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Portfolio’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Portfolio has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Portfolio shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Portfolio’s dividends received from certain U.S. and foreign corporations, as long as the Portfolio meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Portfolio shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Portfolio shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Portfolio shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Portfolio is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Portfolio that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Portfolio that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Portfolio shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

32

Financial Highlights

The financial highlights table is designed to help you understand how the Portfolio has performed for the past five fiscal years, or if shorter, the Portfolio’s period of operations. Certain information reflects financial results for a single Portfolio share. The total return line indicates how much an investment in the Portfolio would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Portfolio’s financial statements, is included in the Portfolio’s annual report. The independent registered public accounting firm’s report and the Portfolio’s financial statements are also incorporated by reference into the SAI.

Columbia Masters Heritage Portfolio – Class Z Shares

	Year Ended March 31, 2007	Period Ended March 31, 2006(a)
Net Asset Value, Beginning of Period	$10.18	$10.00
Income from Investment Operations
Net Investment Income(b)(c)	0.35	0.02
Net Realized and Unrealized Gain on Investments	0.55	0.17
Total from Investment Operations	0.90	0.19
Less Distributions Declared to Shareholders
From Net Investment Income	(0.31)	(0.01)
From Net Realized Gains	(0.36)	—
Total Distributions Declared to Shareholders	(0.67)	(0.01)
Net Asset Value, End of Period	$10.41	$10.18
Total Return(d)(e)	9.04%	1.94	%(f)
Ratios to Average Net Assets/Supplemental Data
Expenses(g)(h)	—	—
Waiver/Reimbursement	0.48%	6.51	%(i)
Net Investment Income(c)(h)	3.45%	1.48	%(i)
Portfolio Turnover Rate	2%	—
Net Assets, End of Period (000’s)	$1,851	$92

(a)	Class Z shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	Does not include expenses of the investment companies in which the Portfolio invests.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)	Annualized.

33

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Portfolio, including investment advisory fees and other Portfolio costs, on the Portfolio’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Portfolio, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Portfolio, which is the same as that stated in the Annual Portfolio Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Masters Heritage Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.90%	4.10%	$10,410.00	$91.85
2	10.25%	0.90%	8.37%	$10,836.81	$95.61
3	15.76%	1.38%	12.29%	$11,229.10	$152.25
4	21.55%	1.38%	16.36%	$11,635.59	$157.77
5	27.63%	1.38%	20.57%	$12,056.80	$163.48
6	34.01%	1.38%	24.93%	$12,493.26	$169.40
7	40.71%	1.38%	29.46%	$12,945.52	$175.53
8	47.75%	1.38%	34.14%	$13,414.15	$181.88
9	55.13%	1.38%	39.00%	$13,899.74	$188.47
10	62.89%	1.38%	44.03%	$14,402.91	$195.29
Total Gain After Fees and Expenses				$4,402.91
Total Annual Fees and Expenses Paid					$1,571.53

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

34

Columbia Masters Heritage Portfolio

For More Information

You’ll find more information about Columbia Masters Heritage Portfolio and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Portfolio’s investments is available in the Portfolio’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Shareholder Communications with the Board

The Portfolio’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Portfolio and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Portfolio (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Portfolio are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Portfolio is a series, is 811-09645.

Columbia Masters Heritage Portfolio

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132330-0807

Columbia Funds Class A, Class B, Class C and Class R Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia Masters International Equity Portfolio

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Portfolio shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Portfolio shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Portfolio and may be compensated or incented in connection with the sale of Portfolio shares. The Portfolio may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE PORTFOLIO INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Masters International Equity Portfolio (the Portfolio), which is one of the mutual funds in the Columbia Funds family of mutual funds (Columbia Funds). The Portfolio is a “fund of funds” that invests its assets in a mix of underlying mutual funds (each an Underlying Fund and together, the Underlying Funds) that will change over time. This prospectus is designed to provide you with important information about the Portfolio in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Portfolio, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Portfolio’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a summary of the key characteristics of each Underlying Fund,
■	a discussion of the Portfolio’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a summary of the Portfolio’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Portfolio, including:

■	how to buy, sell and exchange shares of the Portfolio, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Portfolio’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Portfolio.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Portfolio’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Portfolio in the Statement of Additional Information (SAI), which includes more detailed information about the Portfolio’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Portfolio is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Portfolio’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Portfolio’s distributor (the Distributor). Columbia Management Services, Inc. is the Portfolio’s transfer agent (the Transfer Agent).

The Portfolio, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Portfolio and any other Columbia Fund carefully before investing.

4

Columbia Masters International Equity Portfolio

FUNDimensions™
Columbia Masters International Equity Portfolio
Investment Objective:	Capital appreciation
Investment Style:	Foreign Large Blend
Benchmark:	MSCI EAFE® Index
Ticker Symbols:	Class A: CMTAX Class B: CMTBX Class C: CMTCX Class R: CMERX
Principal Risks:

Investment strategy risk

Allocation risk

Investing in other funds risk

Market risk

Smaller company securities risk

Foreign securities risk

Derivatives risk

Convertible securities risk

Real estate investment trusts risk

Industry sector risk

Emerging market securities risk

Growth securities risk

Value securities risk

FUNDamentals™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds typically by using an asset allocation approach. A fund of funds indirectly bears a portion of the underlying funds’ expenses, in addition to the fund of funds’ own expenses.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

   Investment Objective

The Portfolio seeks capital appreciation.

   Principal Investment Strategies

Under normal circumstances, the Portfolio invests in Class Z shares of specific Columbia Funds (Underlying Funds) so that at least 80% of net assets are invested indirectly through such Underlying Funds in equity securities. The Portfolio invests in a combination of Underlying Funds on a fixed percentage basis. The Underlying Funds, in turn, invest primarily in foreign equity securities.

The Portfolio currently makes allocations between two Underlying Funds as follows:

■	80% of the Portfolio’s total assets in Columbia Multi-Advisor International Equity Fund.

■	20% of the Portfolio’s total assets in Columbia Acorn International Fund.

The Advisor monitors the percentage allocations to the Underlying Funds and rebalances the Portfolio’s allocations to the Underlying Funds to ensure that actual allocations do not exceed plus or minus 3% of the fixed allocation percentages.

Columbia Multi-Advisor International Equity Fund seeks long-term capital growth and invests primarily in equity securities of established companies located in at least three countries other than the United States, including emerging market countries. It invests at least 80% of net assets in equity securities, which may include equity interests in foreign investment funds or trusts, convertible securities, real estate investment trusts and depositary receipts, of established companies located in at least three countries other than the United States, including emerging market countries, and in companies that are believed to have the potential for growth or are believed to be undervalued.

Columbia Acorn International Fund seeks long-term capital appreciation and invests, under normal circumstances, at least 75% of total assets in the stocks of foreign companies based in developed and emerging market countries with market capitalizations of less than $5 billion at the time of purchase.

5

Columbia Masters International Equity Portfolio

The Advisor’s allocations to the Underlying Funds are expected to remain constant, but the Advisor can modify this list of Underlying Funds at any time, including by adding Underlying Funds introduced after the date of this prospectus.

The Portfolio’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes – for example, domestic equity securities, foreign securities and debt securities – in varying proportions.

The mix of asset classes and how much is invested in each is an important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

FUNDamentals™

International Equity Funds

International equity funds invest primarily in equity securities of companies outside of the United States.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities involve special risks not associated with investing in the U.S. stock market.

International equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio,

■  are not looking for a regular stream of income, and

■  are prepared to accept the risks associated with foreign securities.

   Principal Risks

■

Investment Strategy Risk – The Portfolio is subject to investment strategy risk, as the Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Portfolio’s shares to lose value or may cause the Portfolio to underperform other funds with similar investment objectives.

■

Allocation Risk – The Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Portfolio’s allocation among asset classes or investments will cause the Portfolio’s shares to lose value or cause the Portfolio to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

■

Investing in Other Funds Risk – The performance of the Underlying Funds in which the Portfolio invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Portfolio. These transactions might also result in higher brokerage, tax or other costs for the

6

Columbia Masters International Equity Portfolio

Portfolio. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Advisor has the authority to change the Underlying Funds in which the Portfolio invests or to change the percentage of the Portfolio’s investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Advisor or its affiliates, this could result in the Advisor having a potential conflict of interest in selecting the Underlying Funds in which the Portfolio invests or in determining the percentage of the Portfolio's investments allocated to each Underlying Fund.

The Portfolio is subject indirectly to the following risks of the Underlying Funds:

■

Market Risk – The Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Underlying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Underlying Fund. Accordingly, an investment in the Underlying Fund could lose money over short or even long periods. The market values of the securities the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Smaller Company Securities Risk – Certain Underlying Funds invest in securities of small- or mid-capitalization companies (“smaller companies”) which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Foreign Securities Risk – Certain Underlying Funds invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Derivatives Risk – Certain Underlying Funds use derivatives, which are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Underlying Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Underlying Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Underlying Fund’s derivative positions at times when the Underlying Fund might wish to terminate or sell

7

Columbia Masters International Equity Portfolio

such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Convertible Securities Risk – Certain Underlying Funds invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Underlying Fund’s return.

■

Real Estate Investment Trusts Risk – Certain Underlying Funds invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the Underlying Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

■

Industry Sector Risk – Certain Underlying Funds invest in securities of companies in different, but closely related, industries. These securities are considered as being in the same broad economic sector. The values of such securities in the same sector may be similarly affected by particular economic or market events, making the Underlying Fund more vulnerable to unfavorable developments in that sector than funds investing in multiple sectors. The Underlying Fund does not intend to focus on any particular sector; however, at times the Underlying Fund may invest a significant portion of its assets in a particular sector.

■

Emerging Market Securities Risk – Certain Underlying Funds invest in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These emerging market securities are more likely to have greater exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Growth Securities Risk – Certain Underlying Funds invest in growth securities. Because growth securities typically trade at higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Value Securities Risk – Certain Underlying Funds invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and,

8

Columbia Masters International Equity Portfolio

in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

9

Columbia Masters International Equity Portfolio

   Performance Information

Because the Portfolio had not been in operation for a full calendar year as of December 31, 2006, no performance information is included in this prospectus.

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class A, Class B, Class C and Class R shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolio – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table.

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Columbia Masters International Equity Portfolio

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	5.00%	(b)	1.00%	(c)	N/A
Redemption fee, as a % of total redemption proceeds	2.00%	(d)	2.00%	(d)	2.00%	(d)	2.00%	(d)

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

	Class A Shares		Class B Shares		Class C Shares		Class R Shares
Management fees(e)	—		—		—		—
Distribution and service fees	0.25%		1.00%		1.00%		0.50%
Other expenses	0.59%		0.59%		0.59%		0.59%
Acquired fund (Underlying Fund) fees and expenses(f)	0.90%		0.90%		0.90%		0.90%
Total annual Portfolio operating expenses	1.74%		2.49%		2.49%		1.99%
Fee waivers and/or reimbursements	(0.59%	)	(0.59%	)	(0.59%	)	(0.59%	)
Total net expenses(g)	1.15%		1.90%		1.90%		1.40%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)	This redemption fee may apply to shares that are redeemed (either by sale or exchange into another Columbia Fund) within 60 days of purchase. See Choosing a Share Class – Redemption Fee for details.

(e)	The Portfolio does not pay investment advisory fees or an administration fee.

(f)

The figure shown here is based on amounts incurred during each Underlying Fund’s most recent shareholder report. The expense ratio of the Underlying Funds may be higher or lower depending on the portion of the Portfolio’s assets allocated to each Underlying Fund from time to time.

(g)

The Advisor has contractually agreed to waive advisory and/or administration fees and/or reimburse other expenses such that other expenses (excluding distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investments in other investment companies) do not exceed 0.00% annually through February 15, 2008.

11

Columbia Masters International Equity Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B, Class C or Class R shares of the Portfolio for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Portfolio’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Portfolio Operating Expenses table above expire on February 15, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$685	$1,037	$1,412	$2,463
Class B Shares
Assuming no redemption	$193	$719	$1,273	$2,596
Assuming complete redemption of shares at the end of the period	$693	$1,019	$1,473	$2,596
Class C Shares
Assuming no redemption	$193	$719	$1,273	$2,782
Assuming complete redemption of shares at the end of the period	$293	$719	$1,273	$2,782
Class R Shares	$143	$567	$1,018	$2,269

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

12

Columbia Masters International Equity Portfolio

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Portfolio may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Portfolio.

Changing the Portfolio’s Investment Objective and Policies

The Portfolio’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Portfolio may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Portfolio may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Affiliated Funds

The Advisor has the authority to select the Underlying Funds in which the Portfolio invests its assets. The Advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The Advisor may be subject to a conflict of interest in selecting Underlying Funds for the Portfolio because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as a fiduciary to the Portfolio, the Advisor has a duty to act in the best interest of the Portfolio in selecting Underlying Funds.

Investing in Columbia Money Market Funds

The Portfolio may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Portfolio for services provided directly.

Lending Securities

The Portfolio may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Portfolio may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Portfolio’s portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Portfolio files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Portfolio’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

Investing Defensively

The Portfolio may from time to time take temporary defensive investment positions that are inconsistent with the Portfolio’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Portfolio may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Portfolio’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

13

Management of the Portfolio

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Portfolio and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Portfolio, determining what securities and other investments the Portfolio should buy or sell and executing the Portfolio’s portfolio transactions. Although the Advisor is responsible for the investment management of the Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Portfolio’s investments.

The Portfolio pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Portfolio and is paid monthly. For the Portfolio’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Portfolio amounted to 0.00% of average daily net assets of the Portfolio.

A discussion regarding the basis for the Board’s approval of the Portfolio’s investment advisory agreement with the Advisor is available in the Portfolio’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Portfolio. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Portfolio change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Portfolio to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Portfolio to act on many of the Advisor’s recommendations with approval only by the Board and not by Portfolio shareholders. The Advisor or the Portfolio would inform the Portfolio’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Portfolio obtain this relief, the Portfolio will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

14

Management of the Portfolio

Portfolio Manager

Vikram Kuriyan, head of the Advisor’s Quantitative Strategies Group, is the portfolio manager responsible for making the day-to-day investment decisions for the Portfolio. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

Vikram J. Kuriyan, PhD

Service with the Portfolio since February 2006

Investment management experience since 1986

Managing Director of the Advisor since 2000.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Portfolio, including the general supervision of the Portfolio’s operations, coordination of the Portfolio’s service providers, and the provision of office facilities and related clerical and administrative services. The Administrator does not currently receive any fees for the administrative services it provides to the Portfolio.

The Distributor

Shares of the Portfolio are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Portfolio pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Portfolio’s behalf.

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Management of the Portfolio

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Portfolio – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Portfolio for which they are compensated. Bank of America and its affiliates also may provide other services to the Portfolio and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Portfolio. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Portfolio.

Conflicts of interest and limitations that could affect the Portfolio may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Portfolio and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Portfolio invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Portfolio.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Portfolio and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the   icon. Investors in the Portfolio should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Portfolio

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or

17

Management of the Portfolio

consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Portfolio offers four classes of shares in this prospectus: Class A, Class B, Class C and Class R shares. The Portfolio may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B, Class C and Class R shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Portfolio’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	There is no minimum initial investment, but Class R shares are available only through eligible retirement plans and health savings accounts.
Investment Limits	none	up to $50,000 (based on aggregate account value)(b)	up to $1,000,000	none
Conversion Features	none	convert to Class A shares eight years after purchase	none	none
Front-End Sales Charges(c)	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none	none
Contingent Deferred Sales Charges (CDSCs)(c)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase	none
Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee	0.50% distribution fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)

If you hold Class B shares of the Portfolio and your account has a value of less than $50,000, you may purchase additional shares of the Portfolio in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Portfolio will be invested in Class A shares of the Portfolio, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(c)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Portfolio every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Portfolio will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00%	(c)(d)

(a)	Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Portfolio shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

20

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Portfolio will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 5.75% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Portfolio will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

21

Choosing a Share Class

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Portfolio’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Portfolio.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted.

■	Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Portfolio’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class R Shares – Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares or a CDSC when you sell your Class R shares. Class R shares are only available for purchase through certain eligible retirement plans and health savings accounts. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Portfolio.

The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares, according to the following schedule:

Class R Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Portfolio’s distribution plan. See Choosing a Share Class – Distribution and Service Fees for details.

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Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Portfolio. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Portfolio will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Portfolio will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Portfolio is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

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Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Portfolio at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Portfolio, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Portfolio shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Portfolio. This could happen because of the way in which you originally invested in the Portfolio, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Portfolio may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

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Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Portfolio has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Portfolio’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Portfolio and providing services to investors. Because the fees are paid out of the Portfolio’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%
Class R	0.50%	(b)	—	(b)	0.50%	(b)

(a)	The Portfolio’s Class A shares pay a combined distribution and service fee pursuant to the Portfolio’s combined distribution and shareholder servicing plan for Class A shares.

(b)	The Portfolio’s Class R shares pay a distribution fee pursuant to the Portfolio’s distribution plan for Class R shares. The Portfolio does not have a shareholder servicing plan for Class R shares.

The Portfolio will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Portfolio may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

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Choosing a Share Class

Redemption Fee

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The Columbia Funds international/global equity funds assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Columbia Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, the Transfer Agent generally applies a first-in, first-out approach. This means that the Transfer Agent will deem you to have sold first those shares that you have held the longest. When selling or exchanging shares of a Columbia Fund that you acquired by a previous exchange, the period you held shares of the first Columbia Fund prior to first exchange will not be considered in determining whether the redemption fee applies to the second sale or exchange. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and the Transfer Agent has received proper notification of your qualification. The Transfer Agent will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify the Transfer Agent that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

■	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner,

■

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit-sharing and money-purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, but not where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts,

■

shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar 529 Plan) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds),

■

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices,

■

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders,

■	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor,

■	shares that were bought with reinvested distributions,

■	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature, or similar affiliated or unaffiliated automated plans, and

■

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an IRA or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/ 2 .

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

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Choosing a Share Class

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances. Columbia Funds’ ability to assess redemption fees or apply waivers is generally limited by the policies of financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time period.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

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Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Portfolio attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Portfolio.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Portfolio’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Portfolio’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Portfolio to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Portfolio’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Portfolio are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Portfolio. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Portfolio or a particular share class over others. See Management of the Portfolio – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Portfolio’s next determined net asset value (or NAV) per share for a given share class. The Portfolio calculates the net asset value per share for each class of the Portfolio at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Portfolio’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Portfolio’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Portfolio. The Portfolio uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Portfolio will determine the price of the security held by the Portfolio based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Portfolio may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Portfolio’s share price is calculated. Foreign exchanges typically close before the time at which Portfolio share prices are calculated, and may be closed altogether on some days when the Portfolio is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Portfolio uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Portfolio shares. However, when the Portfolio uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Portfolio’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Portfolio’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Portfolio has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Portfolio could change on days when Portfolio shares cannot be bought or sold.

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Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Portfolio may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Portfolio’s net asset value is not calculated and the Portfolio does not accept buy or sell orders. However, the value of the Portfolio’s assets may still be affected on such days to the extent that the Portfolio holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Class R Shares

Remember that Class R shares are only available for purchase, sale or exchange through eligible retirement plans and health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates. Your retirement plan or health savings account administrator or selling and/or servicing agent is responsible for sending your orders to the Transfer Agent or your selling and/or servicing agent, ensuring that we receive your money on time, ensuring that you receive any sale proceeds on time, and recording and reporting your beneficial ownership of shares of the Portfolio. Contact your retirement plan or health savings account administrator for details.

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

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Buying, Selling and Exchanging Shares

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Portfolio and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Portfolio to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Portfolio may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Portfolio is unable to verify your identity after your account is open, the Portfolio reserves the right to close your account or take other steps as deemed reasonable. The Portfolio shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the

Portfolio you own separately from any other account of the Portfolio you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Portfolio you own separately from any other account of the Portfolio you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Portfolio by any amounts it collects from the assessment of this fee. For Portfolios that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Portfolio. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

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Buying, Selling and Exchanging Shares

Columbia Funds reserves the right to change the minimum investment requirements for any Portfolio. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Portfolio shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Portfolio shares could prevent the Portfolio from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Portfolio shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Portfolio’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Portfolio is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Portfolio shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Portfolio discourages and does not accommodate excessive trading.

The Portfolio reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Portfolio may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Portfolio or its agents determine that accepting the order could interfere with efficient management of the Portfolio’s portfolio or is otherwise contrary to the Portfolio’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Portfolio detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Portfolio followed by a sale or exchange out of the Portfolio. A “material” round trip is one that is deemed by the Portfolio to be material in terms of its amount or its potential detrimental impact on the Portfolio. Independent of this limit, the Portfolio may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Portfolio using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Portfolio retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Portfolio takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Portfolio receives buy, sell and exchange orders through financial intermediaries, and cannot always know or

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Buying, Selling and Exchanging Shares

reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Portfolio’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Portfolio’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Portfolio seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Portfolio’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Portfolio’s performance;

■	potential dilution of the value of the Portfolio’s shares;

■

interference with the efficient management of the Portfolio’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Portfolio’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Portfolio invests significantly in foreign securities traded on markets that close before the Portfolio’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Portfolio’s valuation time that influence the value of foreign securities, investors may seek to trade Portfolio shares in an effort to benefit from their understanding of the value of foreign securities as of the Portfolio’s valuation time. This is often referred to as price arbitrage. The Portfolio has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Portfolio believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Portfolio’s shares held by other shareholders.

Similarly, to the extent that the Portfolio invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Portfolio’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Portfolio may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Portfolio shares held by other shareholders.

33

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact Columbia Funds or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

There is no minimum initial investment for Class R shares.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B, Class C or Class R shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Portfolio on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Portfolio at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Portfolio by wiring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Portfolio by electronically transferring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

34

Buying, Selling and Exchanging Shares

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class B, Class C and Class R shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

■

The Portfolio reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Portfolio will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Portfolio. The Portfolio doesn’t issue certificates.

Selling Shares

When you sell your shares, the Portfolio is effectively buying them back from you. This is called a redemption.

Remember that Class R shares can only be sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of Class R shares, contact your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Portfolio and request that the proceeds be electronically transferred to your bank account by calling the Transfer

Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Portfolio is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Portfolio reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Portfolio makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

35

Buying, Selling and Exchanging Shares

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Portfolio to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Portfolio by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Portfolio at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

36

Buying, Selling and Exchanging Shares

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Portfolio may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

37

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Portfolio won’t have to pay any federal income tax on undistributed income and gains. The Portfolio intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Portfolio will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Portfolio may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Portfolio usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Portfolio generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Portfolio will automatically reinvest distributions in additional shares of the same share class of the Portfolio unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Portfolio shares shortly before the Portfolio makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Portfolio’s distribution schedule above before you invest.

Similarly, if you buy shares of the Portfolio when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. The Portfolio may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Portfolio when it has capital loss carryforwards, the Portfolio may have the ability to offset future capital gains realized by the Portfolio that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

38

Distributions and Taxes

Taxes and Your Investment

The Portfolio will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Portfolio intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify as a regulated investment company would result in portfolio level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Portfolio.

■

Distributions of the Portfolio’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Portfolio’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Portfolio has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Portfolio shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Portfolio’s dividends received from certain U.S. and foreign corporations, as long as the Portfolio meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Portfolio shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Portfolio shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Portfolio shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Portfolio is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Portfolio that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Portfolio that you are otherwise subject to backup withholding.

■

Because the Portfolio is an international/global equity fund, if at the end of the taxable year more than 50% of the Portfolio’s assets consist of foreign securities, and the Portfolio makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Portfolio. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Portfolio will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Portfolio shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

39

Financial Highlights

The financial highlights tables are designed to help you understand how the Portfolio has performed for the past five fiscal years, or if shorter, the Portfolio’s period of operations. Certain information reflects financial results for a single Portfolio share. The total return line indicates how much an investment in the Portfolio would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Portfolio’s financial statements, is included in the Portfolio’s annual report. The independent registered public accounting firm’s report and the Portfolio’s financial statements are also incorporated by reference into the SAI.

Columbia Masters International Equity Portfolio – Class A Shares

	Year Ended March 31, 2007	Period Ended March 31, 2006(a)
Net Asset Value, Beginning of Period	$10.26	$10.00
Income from Investment Operations
Net Investment Income (Loss)(b)(c)	0.36	—	(d)
Net Realized and Unrealized Gain on Investments	1.42	0.26
Total from Investment Operations	1.78	0.26
Less Distributions Declared to Shareholders
From Net Investment Income	(0.28)	—
From Net Realized Gains	(0.07)	—
Total Distributions Declared to Shareholders	(0.35)	—
Redemption Fees:
Redemption Fees Added to Paid-in-Capital(b)(d)	—	—
Net Asset Value, End of Period	$11.69	$10.26
Total Return(e)(f)	17.39%	2.60	%(g)
Ratios to Average Net Assets/Supplemental Data
Expenses(h)(i)	0.25%	0.25	%(j)
Waiver/Reimbursement	0.59%	13.23	%(j)
Net Investment Income (Loss)(c)(i)	3.25%	(0.25	%)(j)
Portfolio Turnover Rate	1%	—
Net Assets, End of Period (000’s)	$75,289	$5,846

(a)	Class A shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge.

(f)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the investment companies in which the Portfolio invests.

(i)	The benefits derived from custody credits had an impact of less than 0.01%.

(j)	Annualized.

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Financial Highlights

Columbia Masters International Equity Portfolio – Class B Shares

	Year Ended March 31, 2007	Period Ended March 31, 2006(a)
Net Asset Value, Beginning of Period	$10.26	$10.00
Income from Investment Operations
Net Investment Income (Loss)(b)(c)	0.31	(0.01)
Net Realized and Unrealized Gain on Investments	1.38	0.27
Total from Investment Operations	1.69	0.26
Less Distributions Declared to Shareholders
From Net Investment Income	(0.22)	—
From Net Realized Gains	(0.07)	—
Total Distributions Declared to Shareholders	(0.29)	—
Redemption Fees:
Redemption Fees Added to Paid-in-Capital(b)(d)	—	—
Net Asset Value, End of Period	$11.66	$10.26
Total Return(e)(f)	16.50%	2.60	%(g)
Ratios to Average Net Assets/Supplemental Data
Expenses(h)(i)	1.00%	1.00	%(j)
Waiver/Reimbursement	0.59%	13.23	%(j)
Net Investment Income (Loss)(c)(i)	2.87%	(1.00	%)(j)
Portfolio Turnover Rate	1%	—
Net Assets, End of Period (000’s)	$5,960	$1,176

(a)	Class B shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the investment companies in which the Portfolio invests.

(i)	The benefits derived from custody credits had an impact of less than 0.01%.

(j)	Annualized.

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Financial Highlights

Columbia Masters International Equity Portfolio – Class C Shares

	Year Ended March 31, 2007	Period Ended March 31, 2006(a)
Net Asset Value, Beginning of Period	$10.25	$10.00
Income from Investment Operations
Net investment income (loss)(b)(c)	0.31	(0.01)
Net realized and unrealized gain on investments	1.39	0.26
Total from Investment Operations	1.70	0.25
Less Distributions Declared to Shareholders
From net investment income	(0.22)	—
From net realized gains	(0.07)	—
Total distributions declared to shareholders	(0.29)	—
Redemption Fees:
Redemption fees added to paid-in-capital(b)(d)	—	—
Net Asset Value, End of Period	$11.66	$10.25
Total Return(e)(f)	16.61%	2.50	%(g)
Ratios to Average Net Assets/Supplemental Data
Expenses(h)(i)	1.00%	1.00	%(j)
Waiver/reimbursement	0.59%	13.23	%(j)
Net investment income (loss)(c)(i)	2.82%	(1.00	%)(j)
Portfolio turnover rate	1%	—
Net assets, end of period (000’s)	$21,210	$3,140

(a)	Class C shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the investment companies in which the Portfolio invests.

(i)	The benefits derived from custody credits had an impact of less than 0.01%.

(j)	Annualized.

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Financial Highlights

Columbia Masters International Equity Portfolio – Class R Shares

	Year Ended March 31, 2007	Period Ended March 31, 2006(a)
Net Asset Value, Beginning of Period	$10.26	$10.00
Income from Investment Operations
Net Investment Income (Loss)(b)(c)	0.37	(0.01)
Net realized and Unrealized Gain on Investments	1.38	0.27
Total from Investment Operations	1.75	0.26
Less Distributions Declared to Shareholders
From Net Investment Income	(0.26)	—
From Net Realized Gains	(0.07)	—
Total Distributions Declared to Shareholders	(0.33)	—
Redemption Fees:
Redemption Fees Added to Paid-in-Capital(b)(d)	—	—
Net Asset Value, End of Period	$11.68	$10.26
Total Return(e)(f)	17.09%	2.60	%(g)
Ratios to Average Net Assets/Supplemental Data
Expenses(h)(i)	0.50%	0.50	%(j)
Waiver/Reimbursement	0.59%	13.23	%(j)
Net Investment Income (Loss)(c)(i)	3.40%	(0.50	%)(j)
Portfolio Turnover Rate	1%	—
Net Assets, End of Period (000’s)	$12	$10

(a)	Class R shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the investment companies in which the Portfolio invests.

(i)	The benefits derived from custody credits had an impact of less than 0.01%.

(j)	Annualized.

43

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Portfolio, including investment advisory fees and other Portfolio costs, on the Portfolio’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Portfolio, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Portfolio, which is the same as that stated in the Annual Portfolio Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Masters International Equity Portfolio – Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.15%	-2.12%	(b)	$9,787.86	$685.47
2	10.25%	1.15%	1.65%		$10,164.69	$114.73
3	15.76%	1.74%	4.96%		$10,496.06	$179.75
4	21.55%	1.74%	8.38%		$10,838.23	$185.61
5	27.63%	1.74%	11.92%		$11,191.56	$191.66
6	34.01%	1.74%	15.56%		$11,556.40	$197.91
7	40.71%	1.74%	19.33%		$11,933.14	$204.36
8	47.75%	1.74%	23.22%		$12,322.16	$211.02
9	55.13%	1.74%	27.24%		$12,723.86	$217.90
10	62.89%	1.74%	31.39%		$13,138.66	$225.00
Total Gain After Fees and Expenses					$3,138.66
Total Annual Fees and Expenses Paid						$2,413.41

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

44

Hypothetical Fees and Expenses

Columbia Masters International Equity Portfolio – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.90%	3.10%	$10,310.00	$192.95
2	10.25%	1.90%	6.30%	$10,629.61	$198.93
3	15.76%	2.49%	8.96%	$10,896.41	$268.00
4	21.55%	2.49%	11.70%	$11,169.91	$274.73
5	27.63%	2.49%	14.50%	$11,450.27	$281.62
6	34.01%	2.49%	17.38%	$11,737.67	$288.69
7	40.71%	2.49%	20.32%	$12,032.29	$295.94
8	47.75%	2.49%	23.34%	$12,334.30	$303.36
9	55.13%	1.74%	27.36%	$12,736.40	$218.12
10	62.89%	1.74%	31.52%	$13,151.61	$225.23
Total Gain After Fees and Expenses				$3,151.61
Total Annual Fees and Expenses Paid					$2,547.57

Columbia Masters International Equity Portfolio – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.90%	3.10%	$10,310.00	$192.95
2	10.25%	1.90%	6.30%	$10,629.61	$198.93
3	15.76%	2.49%	8.96%	$10,896.41	$268.00
4	21.55%	2.49%	11.70%	$11,169.91	$274.73
5	27.63%	2.49%	14.50%	$11,450.27	$281.62
6	34.01%	2.49%	17.38%	$11,737.67	$288.69
7	40.71%	2.49%	20.32%	$12,032.29	$295.94
8	47.75%	2.49%	23.34%	$12,334.30	$303.36
9	55.13%	2.49%	26.44%	$12,643.89	$310.98
10	62.89%	2.49%	29.61%	$12,961.25	$318.78
Total Gain After Fees and Expenses				$2,961.25
Total Annual Fees and Expenses Paid					$2,733.98

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

45

Hypothetical Fees and Expenses

Columbia Masters International Equity Portfolio – Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.40%	3.60%	$10,360.00	$142.52
2	10.25%	1.40%	7.33%	$10,732.96	$147.65
3	15.76%	1.99%	10.56%	$11,056.02	$216.80
4	21.55%	1.99%	13.89%	$11,388.81	$223.33
5	27.63%	1.99%	17.32%	$11,731.61	$230.05
6	34.01%	1.99%	20.85%	$12,084.73	$236.97
7	40.71%	1.99%	24.48%	$12,448.48	$244.11
8	47.75%	1.99%	28.23%	$12,823.18	$251.45
9	55.13%	1.99%	32.09%	$13,209.16	$259.02
10	62.89%	1.99%	36.07%	$13,606.76	$266.82
Total Gain After Fees and Expenses				$3,606.76
Total Annual Fees and Expenses Paid					$2,218.72

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia Masters International Equity Portfolio

For More Information

You’ll find more information about Columbia Masters International Equity Portfolio and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Portfolio’s investments is available in the Portfolio’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Shareholder Communications with the Board

The Portfolio’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Portfolio and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Portfolio (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Portfolio are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Portfolio is a series, is 811-09645.

Columbia Masters International Equity Portfolio

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132426-0807

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia Masters International Equity Portfolio

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Portfolio shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Portfolio shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Portfolio and may be compensated or incented in connection with the sale of Portfolio shares. The Portfolio may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE PORTFOLIO INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Masters International Equity Portfolio (the Portfolio), which is one of the mutual funds in the Columbia Funds family of mutual funds (Columbia Funds). The Portfolio is a “fund of funds” that invests its assets in a mix of underlying mutual funds (each an Underlying Fund and together, the Underlying Funds) that will change over time. This prospectus is designed to provide you with important information about the Portfolio in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Portfolio, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Portfolio’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a summary of the key characteristics of each Underlying Fund,

■	a discussion of the Portfolio’s primary service providers, including the roles and relationships of Bank of America
■	and its affiliates, and conflicts of interest, and

■	a description of the Portfolio’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Portfolio, including:

■	how to buy, sell and exchange shares of the Portfolio, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Portfolio’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Portfolio.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Portfolio’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Portfolio in the Statement of Additional Information (SAI), which includes more detailed information about the Portfolio’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Portfolio is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Portfolio’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Portfolio’s distributor (the Distributor). Columbia Management Services, Inc. is the Portfolio’s transfer agent (the Transfer Agent).

The Portfolio, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Portfolio and any other Columbia Fund carefully before investing.

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Columbia Masters International Equity Portfolio

FUNDimensions™
Columbia Masters International Equity Portfolio
Investment Objective:	Capital appreciation
Investment Style:	Foreign Large Blend
Benchmark:	MSCI EAFE® Index
Ticker Symbol:	Class Z: CMTZX
Principal Risks:

Investment strategy risk Allocation risk

Investing in other funds risk Market risk

Smaller company securities risk

Foreign securities risk

Derivatives risk

Convertible securities risk

Real estate investment trusts risk

Industry sector risk

Emerging market securities risk

Growth securities risk

Value securities risk

FUNDamentals™

Fund of Funds

Unlike a traditional mutual fund, which invests in individual securities, a “fund of funds” invests in a mix of underlying funds typically by using an asset allocation approach. A fund of funds indirectly bears a portion of the underlying funds’ expenses, in addition to the fund of funds’ own expenses.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

   Investment Objective

The Portfolio seeks capital appreciation.

   Principal Investment Strategies

Under normal circumstances, the Portfolio invests in Class Z shares of specific Columbia Funds (Underlying Funds) so that at least 80% of net assets are invested indirectly through such Underlying Funds in equity securities. The Portfolio invests in a combination of Underlying Funds on a fixed percentage basis. The Underlying Funds, in turn, invest primarily in foreign equity securities.

The Portfolio currently makes allocations between two Underlying Funds as follows:

■	80% of the Portfolio’s total assets in Columbia Multi-Advisor International Equity Fund.

■	20% of the Portfolio’s total assets in Columbia Acorn International Fund.

The Advisor monitors the percentage allocations to the Underlying Funds and rebalances the Portfolio’s allocations to the Underlying Funds to ensure that actual allocations do not exceed plus or minus 3% of the fixed allocation percentages.

Columbia Multi-Advisor International Equity Fund seeks long-term capital growth and invests primarily in equity securities of established companies located in at least three countries other than the United States, including emerging market countries. It invests at least 80% of net assets in equity securities, which may include equity interests in foreign investment funds or trusts, convertible securities, real estate investment trusts and depositary receipts, of established companies located in at least three countries other than the United States, including emerging market countries, and in companies that are believed to have the potential for growth or are believed to be undervalued.

Columbia Acorn International Fund seeks long-term capital appreciation and invests, under normal circumstances, at least 75% of total assets in the stocks of foreign companies based in developed and emerging market countries with market capitalizations of less than $5 billion at the time of purchase.

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Columbia Masters International Equity Portfolio

The Advisor’s allocations to the Underlying Funds are expected to remain constant, but the Advisor can modify this list of Underlying Funds at any time, including by adding Underlying Funds introduced after the date of this prospectus.

The Portfolio’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals™

Asset Allocation Funds

Asset allocation funds use a process called “asset allocation,” which is the process of creating a portfolio by investing in different asset classes – for example, domestic equity securities, foreign securities and debt securities – in varying proportions.

The mix of asset classes and how much is invested in each is an important factor in how an asset allocation fund performs and the amount of risk involved. Each asset class, and each sub-asset class within a class, like large-, mid- and small-capitalization equity securities, has different risk and return characteristics, and reacts in different ways to changes in the financial markets and to the economy in general. An investment approach that combines asset classes and sub-asset classes may help to reduce overall volatility.

Asset allocation funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

FUNDamentals™

International Equity Funds

International equity funds invest primarily in equity securities of companies outside of the United States.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities involve special risks not associated with investing in the U.S. stock market.

International equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio,

■  are not looking for a regular stream of income, and

■  are prepared to accept the risks associated with foreign securities.

   Principal Risks

■

Investment Strategy Risk – The Portfolio is subject to investment strategy risk, as the Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Portfolio’s shares to lose value or may cause the Portfolio to underperform other funds with similar investment objectives.

■

Allocation Risk – The Portfolio uses an asset allocation strategy in pursuit of its investment objective. There is a risk that the Portfolio’s allocation among asset classes or investments will cause the Portfolio’s shares to lose value or cause the Portfolio to underperform other funds with similar investment objectives, or that the investments themselves will not produce the returns expected.

■

Investing in Other Funds Risk – The performance of the Underlying Funds in which the Portfolio invests could be adversely affected if other entities that invest in the same Underlying Funds make relatively large investments or redemptions in the Underlying Funds. Because the expenses and costs of the Underlying Funds are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Portfolio. These transactions might also

6

Columbia Masters International Equity Portfolio

result in higher brokerage, tax or other costs for the Portfolio. This risk may be particularly important when one investor owns a substantial portion of any Underlying Fund. In addition, the Advisor has the authority to change the Underlying Funds in which the Portfolio invests or to change the percentage of the Portfolio’s investments allocated to each Underlying Fund. If an Underlying Fund pays fees to the Advisor or its affiliates, this could result in the Advisor having a potential conflict of interest in selecting the Underlying Funds in which the Portfolio invests or in determining the percentage of the Portfolio's investments allocated to each Underlying Fund.

The Portfolio is subject indirectly to the following risks of the Underlying Funds:

■

Market Risk – The Underlying Funds are subject to market risk, which refers to the possibility that the market values of securities that the Underlying Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Underlying Fund. Accordingly, an investment in the Underlying Fund could lose money over short or even long periods. The market values of the securities the Underlying Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Smaller Company Securities Risk – Certain Underlying Funds invest in securities of small-or mid-capitalization companies (“smaller companies”) which can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Foreign Securities Risk – Certain Underlying Funds invest in foreign securities, which are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Underlying Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Underlying Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Derivatives Risk – Certain Underlying Funds use derivatives, which are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Underlying Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Underlying Fund’s potential inability to terminate or sell derivative

7

Columbia Masters International Equity Portfolio

positions. A liquid secondary market may not always exist for the Underlying Fund’s derivative positions at times when the Underlying Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Underlying Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Convertible Securities Risk – Certain Underlying Funds invest in convertible securities, which are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Underlying Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Underlying Fund’s return.

■

Real Estate Investment Trusts Risk – Certain Underlying Funds invest in real estate investment trusts (REITs), which are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of REIT shares is affected by, among other factors, changes in the value of the underlying properties owned by the REIT and/or by changes in the prospect for earnings and/or cash flow growth of the REIT itself. In addition, certain of the risks associated with general real estate ownership apply to the

Underlying Fund’s REIT investments, including risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates.

■

Industry Sector Risk – Certain Underlying Funds invest in securities of companies in different, but closely related, industries. These securities are considered as being in the same broad economic sector. The values of such securities in the same sector may be similarly affected by particular economic or market events, making the Underlying Fund more vulnerable to unfavorable developments in that sector than funds investing in multiple sectors. The Underlying Fund does not intend to focus on any particular sector; however, at times the Underlying Fund may invest a significant portion of its assets in a particular sector.

■

Emerging Market Securities Risk – Certain Underlying Funds invest in securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa. These emerging market securities are more likely to have greater exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

■

Growth Securities Risk – Certain Underlying Funds invest in growth securities. Because growth securities typically trade at higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

8

Columbia Masters International Equity Portfolio

■

Value Securities Risk – Certain Underlying Funds invest in value securities, which are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

9

Columbia Masters International Equity Portfolio

   Performance Information

Because the Portfolio had not been in operation for a full calendar year as of December 31, 2006, no performance information is included in this prospectus.

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fee and expense information relating to Class Z shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolio – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Portfolio’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table.

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Columbia Masters International Equity Portfolio

Shareholder Fees (paid directly from your investment)

	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A
Redemption fee, as a % of total redemption proceeds	2.00	% (a)

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)

Class Z Shares
Management fees(b)	—
Other expenses	0.59%
Acquired fund (Underlying Fund) fees and expenses(c)	0.90%
Total annual Portfolio operating expenses	1.49%
Fee waivers and/or reimbursements	(0.59%)
Total net expenses(d)	0.90%

(a)	This redemption fee may apply to shares that are redeemed (either by sale or exchange into another Columbia Fund) within 60 days of purchase. See About Class Z Shares – Redemption Fee for details.

(b)	The Portfolio does not pay investment advisory fees or an administration fee.

(c)

The figure shown here is based on amounts incurred during each Underlying Fund’s most recent shareholder report. The expense ratio of the Underlying Funds may be higher or lower depending on the portion of the Portfolio’s assets allocated to each Underlying Fund from time to time.

(d)

The Advisor has contractually agreed to waive advisory and/or administration fees and/or reimburse other expenses such that other expenses (excluding distribution and service fees, interest, fees on borrowings, extraordinary expenses and expenses associated with the Portfolio’s investments in other investment companies) do not exceed 0.00% annually through February 15, 2008.

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Columbia Masters International Equity Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Portfolio for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Portfolio Operating Expenses table above expire on February 15, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$92	$413	$757	$1,729

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

12

Columbia Masters International Equity Portfolio

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Portfolio may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Portfolio.

Changing the Portfolio’s Investment Objective and Policies

The Portfolio’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Portfolio may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Portfolio may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Affiliated Funds

The Advisor has the authority to select the Underlying Funds in which the Portfolio invests its assets. The Advisor or one of its affiliates is the investment advisor to each of the Underlying Funds. The Advisor may be subject to a conflict of interest in selecting Underlying Funds for the Portfolio because the fees paid to it or its affiliates are higher than the fees paid to other Underlying Funds. However, as a fiduciary to the Portfolio, the Advisor has a duty to act in the best interest of the Portfolio in selecting Underlying Funds.

Investing in Columbia Money Market Funds

The Portfolio may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Portfolio for services provided directly.

Lending Securities

The Portfolio may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Portfolio may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Portfolio portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Portfolio files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Portfolio’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end.

Investing Defensively

The Portfolio may from time to time take temporary defensive investment positions that are inconsistent with the Portfolio’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Portfolio may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Portfolio’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

13

Management of the Portfolio

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Portfolio and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Portfolio, determining what securities and other investments the Portfolio should buy or sell and executing the Portfolio’s portfolio transactions. Although the Advisor is responsible for the investment management of the Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Portfolio’s investments.

The Portfolio pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Portfolio and is paid monthly. For the Portfolio’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Portfolio amounted to 0.00% of average daily net assets of the Portfolio.

A discussion regarding the basis for the Board’s approval of the Portfolio’s investment advisory agreement with the Advisor is available in the Portfolio’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Portfolio. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Portfolio change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Portfolio to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Portfolio to act on many of the Advisor’s recommendations with approval only by the Board and not by Portfolio shareholders. The Advisor or the Portfolio would inform the Portfolio’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Portfolio obtain this relief, the Portfolio will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

14

Management of the Portfolio

Portfolio Manager

Vikram Kuriyan, head of the Advisor’s Quantitative Strategies Group, is the portfolio manager responsible for making the day-to-day investment decisions for the Portfolio. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

Vikram J. Kuriyan, PhD

Service with the Portfolio since February 2006

Investment management experience since 1986

Managing Director of the Advisor since 2000.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Portfolio, including the general supervision of the Portfolio’s operations, coordination of the Portfolio’s service providers, and the provision of office facilities and related clerical and administrative services. The Administrator does not currently receive any fees for the administrative services it provides to the Portfolio.

The Distributor

Shares of the Portfolio are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Portfolio pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Portfolio’s behalf.

15

Management of the Portfolio

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest
                                    [GRAPHIC]

As described in Management of the Portfolio – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Portfolio for which they are compensated. Bank of America and its affiliates also may provide other services to the Portfolio and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Portfolio. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Portfolio.

Conflicts of interest and limitations that could affect the Portfolio may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Portfolio and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Portfolio invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Portfolio.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Portfolio and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Portfolio should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Portfolio

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

17

Management of the Portfolio

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

About Class Z Shares

Description of the Share Class

Share Class Features

The Portfolio offers one class of shares in this prospectus: Class Z shares. The Portfolio may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Portfolio’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor.	Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

About Class Z Shares

Redemption Fee

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The Columbia Funds international/global equity funds assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Columbia Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, the Transfer Agent generally applies a first-in, first-out approach. This means that the Transfer Agent will deem you to have sold first those shares that you have held the longest. When selling or exchanging shares of a Columbia Fund that you acquired by a previous exchange, the period you held shares of the first Columbia Fund prior to first exchange will not be considered in determining whether the redemption fee applies to the second sale or exchange. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and the Transfer Agent has received proper notification of your qualification. The Transfer Agent will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify the Transfer Agent that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

■	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner,

■

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit-sharing and money-purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, but not where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts,

■

shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar 529 Plan) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds),

■

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices,

■

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders,

■	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor,

■	shares that were bought with reinvested distributions,

■	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature, or similar affiliated or unaffiliated automated plans, and

■

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an IRA or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/ 2 .

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

20

About Class Z Shares

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances. Columbia Funds’ ability to assess redemption fees or apply waivers is generally limited by the policies of financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time period.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

21

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Portfolio shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Portfolio attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Portfolio.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Portfolio’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Portfolio’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Portfolio to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Portfolio’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Portfolio are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Portfolio. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Portfolio or a particular share class over others. See Management of the Portfolio – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

22

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Portfolio’s next determined net asset value (or NAV) per share for a given share class. The Portfolio calculates the net asset value per share for each class of the Portfolio at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Portfolio’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Portfolio’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Portfolio. The Portfolio uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Portfolio will determine the price of the security held by the Portfolio based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Portfolio may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Portfolio’s share price is calculated. Foreign exchanges typically close before the time at which Portfolio share prices are calculated, and may be closed altogether on some days when the Portfolio is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Portfolio uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Portfolio shares. However, when the Portfolio uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Portfolio’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Portfolio’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Portfolio has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Portfolio could change on days when Portfolio shares cannot be bought or sold.

23

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Portfolio may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Portfolio’s net asset value is not calculated and the Portfolio does not accept buy or sell orders. However, the value of the Portfolio’s assets may still be affected on such days to the extent that the Portfolio holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Portfolio and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

24

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Portfolio to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Portfolio may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Portfolio is unable to verify your identity after your account is open, the Portfolio reserves the right to close your account or take other steps as deemed reasonable. The Portfolio shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Portfolio you own separately from any other account of the Portfolio you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year. Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Portfolio you own separately from any other account of the Portfolio you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Portfolio by any amounts it collects from the assessment of this fee. For Portfolios that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Portfolio. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan.

Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Portfolio. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Portfolio shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not

25

Buying, Selling and Exchanging Shares

apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Portfolio shares could prevent the Portfolio from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Portfolio shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Portfolio’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Portfolio is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Portfolio shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Portfolio discourages and does not accommodate excessive trading.

The Portfolio reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Portfolio may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Portfolio or its agents determine that accepting the order could interfere with efficient management of the Portfolio’s portfolio or is otherwise contrary to the Portfolio’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Portfolio detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Portfolio followed by a sale or exchange out of the Portfolio. A “material” round trip is one that is deemed by the Portfolio to be material in terms of its amount or its potential detrimental impact on the Portfolio. Independent of this limit, the Portfolio may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Portfolio using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Portfolio retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Portfolio takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Portfolio receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

26

Buying, Selling and Exchanging Shares

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Portfolio’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Portfolio’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Portfolio seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Portfolio’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Portfolio’s performance;

■	potential dilution of the value of the Portfolio’s shares;

■

interference with the efficient management of the Portfolio’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Portfolio’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Portfolio invests significantly in foreign securities traded on markets that close before the Portfolio’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Portfolio’s valuation time that influence the value of foreign securities, investors may seek to trade Portfolio shares in an effort to benefit from their understanding of the value of foreign securities as of the Portfolio’s valuation time. This is often referred to as price arbitrage. The Portfolio has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Portfolio believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Portfolio’s shares held by other shareholders.

Similarly, to the extent that the Portfolio invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Portfolio’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Portfolio may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Portfolio shares held by other shareholders.

27

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Portfolios for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Portfolio for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Portfolios for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Portfolios for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial

28

Buying, Selling and Exchanging Shares

intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Portfolio on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Portfolio at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Portfolio by wiring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Portfolio by electronically transferring money from your bank account to your Portfolio account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Portfolio reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Portfolio will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Portfolio. The Portfolio doesn’t issue certificates.

Selling Shares

When you sell your shares, the Portfolio is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Portfolio and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a

29

Buying, Selling and Exchanging Shares

monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Portfolio is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Portfolio reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Portfolio makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Portfolio to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Portfolio by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Portfolio at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

30

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Portfolio may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

31

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Portfolio won’t have to pay any federal income tax on undistributed income and gains. The Portfolio intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Portfolio will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Portfolio may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Portfolio usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Portfolio generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Portfolio will automatically reinvest distributions in additional shares of the same share class of the Portfolio unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Portfolio shares shortly before the Portfolio makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Portfolio’s distribution schedule above before you invest.

Similarly, if you buy shares of the Portfolio when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. The Portfolio may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Portfolio when it has capital loss carryforwards, the Portfolio may have the ability to offset future capital gains realized by the Portfolio that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

32

Distributions and Taxes

Taxes and Your Investment

The Portfolio will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Portfolio intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify as a regulated investment company would result in portfolio level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Portfolio.

■

Distributions of the Portfolio’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Portfolio’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Portfolio has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Portfolio shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Portfolio’s dividends received from certain U.S. and foreign corporations, as long as the Portfolio meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Portfolio shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Portfolio shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Portfolio shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Portfolio is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Portfolio that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Portfolio that you are otherwise subject to backup withholding.

■

Because the Portfolio is an international/global equity fund, if at the end of the taxable year more than 50% of the Portfolio’s assets consist of foreign securities, and the Portfolio makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Portfolio. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Portfolio will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Portfolio shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

33

Financial Highlights

The financial highlights table is designed to help you understand how the Portfolio has performed for the past five fiscal years, or if shorter, the Portfolio’s period of operations. Certain information reflects financial results for a single Portfolio share. The total return line indicates how much an investment in the Portfolio would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Portfolio’s financial statements, is included in the Portfolio’s annual report. The independent registered public accounting firm’s report and the Portfolio’s financial statements are also incorporated by reference into the SAI.

Columbia Masters International Equity Portfolio – Class Z Shares

	Year Ended March 31, 2007	Period Ended March 31, 2006(a)
Net Asset Value, Beginning of Period	$10.26	$10.00
Income from Investment Operations
Net Investment Income (Loss)(b)(c)	0.33	—	(d)
Net Realized and Unrealized Gain on Investments	1.48	0.26
Total from Investment Operations	1.81	0.26
Less Distributions Declared to Shareholders
From Net Investment Income	(0.30)	—
From Net Realized Gains	(0.07)	—
Total Distributions Declared to Shareholders	(0.37)	—
Redemption Fees:
Redemption fees added to paid-in-capital(b)(d)	—	—
Net Asset Value, End of Period	$11.70	$10.26
Total Return(e)(f)	17.69%	2.60	%(g)
Ratios to Average Net Assets/Supplemental Data
Expenses(h)(i)	—	—
Waiver/Reimbursement	0.59%	13.23	%(j)
Net Investment Income (Loss)(c)(i)	2.87%	—	%(j)(k)
Portfolio Turnover Rate	1%	—
Net Assets, End of Period (000’s)	$31,029	$316

(a)	Class Z shares commenced operations on February 15, 2006. Per share data and total return reflect activity from that date.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Net investment income is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(d)	Rounds to less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Not annualized.

(h)	Does not include expenses of the investment companies in which the Portfolio invests.

(i)	The benefits derived from custody credits had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

34

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Portfolio, including investment advisory fees and other Portfolio costs, on the Portfolio’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Portfolio, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Portfolio, which is the same as that stated in the Annual Portfolio Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Masters International Equity Portfolio – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.90%	4.10%	$10,410.00	$91.85
2	10.25%	0.90%	8.37%	$10,836.81	$95.61
3	15.76%	1.49%	12.17%	$11,217.18	$164.30
4	21.55%	1.49%	16.11%	$11,610.90	$170.07
5	27.63%	1.49%	20.18%	$12,018.44	$176.04
6	34.01%	1.49%	24.40%	$12,440.29	$182.22
7	40.71%	1.49%	28.77%	$12,876.94	$188.61
8	47.75%	1.49%	33.29%	$13,328.92	$195.23
9	55.13%	1.49%	37.97%	$13,796.77	$202.09
10	62.89%	1.49%	42.81%	$14,281.04	$209.18
Total Gain After Fees and Expenses				$4,281.04
Total Annual Fees and Expenses Paid					$1,675.20

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

35

Notes

36

Notes

37

Notes

38

Columbia Masters International Equity Portfolio

For More Information

You’ll find more information about Columbia Masters International Equity Portfolio and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Portfolio’s investments is available in the Portfolio’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Shareholder Communications with the Board

The Portfolio’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Portfolio and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Portfolio (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Portfolio are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Portfolio is a series, is 811-09645.

Columbia Masters International Equity Portfolio

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132221-0807

Columbia Funds Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia California Intermediate Municipal Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia California Intermediate Municipal Bond Fund (the Fund), which is one of the municipal income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,
■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia California Intermediate Municipal Bond Fund

FUNDimensions™
Columbia California Intermediate Municipal Bond Fund
Investment Objective:	Current income exempt from federal income tax and California individual income tax, consistent with moderate fluctuation of principal
Investment Style:	Municipal California Intermediate/Short
Benchmark:	Lehman Brothers Municipal Quality Intermediate Index
Ticker Symbols:	Class A: NACMX
Class B: N/A
Class C: N/A
Principal Risks:	Investment strategy risk
Market risk
State-specific municipal securities risk
Municipal securities risk
Interest rate risk
Credit risk
Derivatives risk
Changing distribution levels risk
Low and below investment grade securities risk

FUNDamentals™

Municipal Income Funds

Municipal income funds invest primarily in municipal fixed income securities that have the potential to earn income that is generally free from income tax. State municipal income funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

   Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with moderate fluctuation of principal.

   Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax) and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers. The Fund normally invests at least 80% of total assets in investment grade municipal securities. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.

The Fund may invest up to 10% of total assets in below investment grade securities. The Fund may invest in derivatives, including futures, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

5

Columbia California Intermediate Municipal Bond Fund

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■	State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date

6

Columbia California Intermediate Municipal Bond Fund

the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the

Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by S&P or Fitch) or that are below investment grade (e.g., BB or below by S&P or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia California Intermediate Municipal Bond Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: (0.26)%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2006:	3.87%
Worst:	2nd quarter 2004:	-2.41%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia California Intermediate Municipal Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers Municipal Quality Intermediate Index. The Lehman Brothers Municipal Quality Intermediate Index is an index of tax-free bonds with a minimum quality rating of A3 from Moody’s Investors Service, Inc. and having a maturity range between two and eleven years. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class A shares returns before taxes	0.84%	2.03%
Class A shares returns after taxes on distributions	0.84%	1.92%
Class A shares returns after taxes on distributions and sale of Fund shares	1.71%	2.18%
Class B shares returns before taxes	0.32%	2.25%
Class C shares returns before taxes	2.32%	2.04%
Lehman Brothers Municipal Quality Intermediate Index (reflects no deductions for fees, expenses or taxes)	3.78%	3.30%

(a)

The Fund’s average annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B and Class C shares are September 9, 2002, August 29, 2002 and September 11, 2002, respectively. The return for the index shown is from September 9, 2002.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

9

Columbia California Intermediate Municipal Bond Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia California Intermediate Municipal Bond Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	3.00%	(b)	1.00%	(c)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares		Class B Shares		Class C Shares
Management fees(d)	0.55%		0.55%		0.55%
Distribution and service fees	0.25%		1.00%		1.00%
Other expenses	0.15%		0.15%		0.15%
Acquired fund fees and expenses(e)	0.01%		0.01%		0.01%
Total annual Fund operating expenses	0.96%		1.71%		1.71%
Fee waivers and/or reimbursements	(0.20%	)	(0.20%	)	(0.20%	)
Total net expenses(f)	0.76%		1.51%		1.51%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)

The Fund pays investment advisory fees of 0.40% and an administration fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.40% for assets up to $500 million; 0.35% for assets in excess of $500 million and up to $1 billion; 0.32% for assets in excess of $1 billion and up to $1.5 billion; 0.29% for assets in excess of $1.5 billion and up to $3 billion; 0.28% for assets in excess of $3 billion and up to $6 billion; and 0.27% for assets in excess of $6 billion.

(e)

The figure shown here is based on amounts incurred during each acquired fund’s most recent shareholder report. The expense ratio of the acquired funds may be higher or lower depending on the portion of the Fund’s assets allocated to each acquired fund from time to time.

(f)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual operating expenses (exclusive of distribution fees, brokerage commissions, interest, taxes, acquired fund fees and expenses and extraordinary expenses, if any) to 0.50% until July 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

11

Columbia California Intermediate Municipal Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$400	$602	$820	$1,447
Class B Shares
Assuming no redemption	$154	$519	$909	$1,804
Assuming complete redemption of shares at the end of the period	$454	$719	$909	$1,804
Class C Shares
Assuming no redemption	$154	$519	$909	$2,003
Assuming complete redemption of shares at the end of the period	$254	$519	$909	$2,003

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia California Intermediate Municipal Bond Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.40% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

14

Management of the Fund

Portfolio Manager

Information about the Advisor’s portfolio manager that is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Gary Swayze

Service with the Fund since April 2007

Investment management experience since 1974

Columbia Management associated since 1997.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia California Intermediate Municipal Bond Fund	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

17

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.
Investment Limits	none	up to $50,000 (based on aggregate account value)(b)	up to $1,000,000
Conversion Features	none	convert to Class A shares eight years after purchase	none
Front-End Sales Charges(c)	3.25% maximum, declining to 0.00% on investments of $1 million or more	none	none
Contingent Deferred Sales Charges (CDSCs)(c)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	3.00% maximum, gradually declining to 0.00% after four years	1.00% on investments sold within one year of purchase
Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(c)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	3.00%
$100,000 – $249,999	2.50%	2.56%	2.25%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	1.00%	(c)(d)

(a)	Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

20

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 3.25% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Class A Shares

21

Choosing a Share Class

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 3.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted.

■	Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

22

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and

Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

23

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

24

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees
	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%

(a)	The Fund’s Class A shares pay a combined distribution and service fee pursuant to the Fund’s combined distribution and shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

25

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

26

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

27

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

28

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with

29

Buying, Selling and Exchanging Shares

active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is

30

Buying, Selling and Exchanging Shares

identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

31

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

32

Buying, Selling and Exchanging Shares

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

33

Buying, Selling and Exchanging Shares

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

34

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

35

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in portfolio level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

■

Distributions that come from the Fund’s tax-exempt interest income are generally free from federal income tax. These distributions generally are not subject to state individual income tax if the Fund invests primarily in securities from that state or its subdivisions. You may, however, be subject to other state and local taxes on these distributions. A portion of these distributions may also be subject to alternative minimum taxes.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

36

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia California Intermediate Municipal Bond Fund – Class A Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003(b)
Net Asset Value, Beginning of Period	$9.49		$9.63		$10.01		$10.02		$10.00
Income from Investment Operations
Net Investment Income(c)	0.33		0.31		0.30		0.32		0.18
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	0.14		(0.08)		(0.27)		0.05		0.09
Total from Investment Operations	0.47		0.23		0.03		0.37		0.27
Less Distributions Declared to Shareholders
From Net Investment Income	(0.33)		(0.32)		(0.30)		(0.32)		(0.18)
From Net Realized Gains	—		(0.05)		(0.11)		(0.06)		(0.07)
Total Distributions Declared to Shareholders	(0.33)		(0.37)		(0.41)		(0.38)		(0.25)
Net Asset Value, End of Period	$9.63		$9.49		$9.63		$10.01		$10.02
Total Return(d)(e)	5.00%		2.37%		0.34%		3.72%		1.42	%(f)
Ratios to Average Net Assets/ Supplemental Data
Net Operating Expenses	0.75	%(g)	0.75	%(g)	0.75%		0.75%		0.75	%(h)
Interest Expense	—		—	%(i)	—	%(i)	—	%(i)	—	%(i)
Net Expenses	0.75	%(g)	0.75	%(g)	0.75%		0.75%		0.75	%(h)
Waiver/Reimbursement	0.20%		0.18%		0.28%		0.24%		0.27	%(h)
Net Investment Income	3.41	%(g)	3.30	%(g)	3.10%		3.15%		3.36	%(h)
Portfolio Turnover Rate	13%		35%		26%		12%		19	%(f)
Net Assets, End of Period (000’s)	$9,108		$7,145		$5,427		$10,151		$7,884

(a)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(b)	The Fund’s Class A shares commenced operations on September 9, 2002.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

37

Financial Highlights

Columbia California Intermediate Municipal Bond Fund – Class B Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003(b)
Net Asset Value, Beginning of Period	$9.48		$9.62		$10.00		$10.01		$10.00
Income from Investment Operations
Net Investment Income(c)	0.26		0.24		0.23		0.24		0.15
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	0.14		(0.08)		(0.27)		0.05		0.08
Total from Investment Operations	0.40		0.16		(0.04)		0.29		0.23
Less Distributions Declared to Shareholders
From Net Investment Income	(0.26)		(0.25)		(0.23)		(0.24)		(0.15)
From Net Realized Gains	—		(0.05)		(0.11)		(0.06)		(0.07)
Total Distributions Declared to Shareholders	(0.26)		(0.30)		(0.34)		(0.30)		(0.22)
Net Asset Value, End of Period	$9.62		$9.48		$9.62		$10.00		$10.01
Total Return(d)(e)	4.22%		1.61%		(0.41)%		2.95%		1.91	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	1.50	%(g)	1.50	%(g)	1.50%		1.50%		1.50	%(h)
Interest Expense	—		—	%(i)	—	%(i)	—	%(i)	—	%(i)
Net Expenses	1.50	%(g)	1.50	%(g)	1.50%		1.50%		1.50	%(h)
Waiver/Reimbursement	0.20%		0.18%		0.28%		0.24%		0.27	%(h)
Net Investment Income	2.67	%(g)	2.55	%(g)	2.33%		2.40%		2.61	%(h)
Portfolio Turnover Rate	13%		35%		26%		12%		19	%(f)
Net Assets, End of Period (000’s)	$874		$1,258		$1,163		$1,281		$945

(a)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(b)	The Fund’s Class B shares commenced operations on August 29, 2002.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

38

Financial Highlights

Columbia California Intermediate Municipal Bond Fund – Class C Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003(b)
Net Asset Value, Beginning of Period	$9.49		$9.63		$10.01		$10.02		$10.00
Income from Investment Operations
Net Investment Income(c)	0.26		0.25		0.23		0.24		0.14
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	0.14		(0.09)		(0.27)		0.05		0.09
Total from Investment Operations	0.40		0.16		(0.04)		0.29		0.23
Less Distributions Declared to Shareholders
From Net Investment Income	(0.26)		(0.25)		(0.23)		(0.24)		(0.14)
From Net Realized Gains	—		(0.05)		(0.11)		(0.06)		(0.07)
Total Distributions Declared to Shareholders	(0.26)		(0.30)		(0.34)		(0.30)		(0.21)
Net Asset Value, End of Period	$9.63		$9.49		$9.63		$10.01		$10.02
Total Return(d)(e)	4.22%		1.61%		(0.40)%		2.95%		0.96	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	1.50	%(g)	1.50	%(g)	1.50%		1.50%		1.50	%(h)
Interest Expense	—		—	%(i)	—	%(i)	—	%(i)	—	%(i)
Net Expenses	1.50	%(g)	1.50	%(g)	1.50%		1.50%		1.50	%(h)
Waiver/Reimbursement	0.20%		0.18%		0.28%		0.24%		0.27	%(h)
Net Investment Income	2.67	%(g)	2.55	%(g)	2.33%		2.40%		2.61	%(h)
Portfolio Turnover Rate	13%		35%		26%		12%		19	%(f)
Net Assets, End of Period (000’s)	$1,274		$1,339		$2,797		$4,075		$3,017

(a)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(b)	The Fund’s Class C shares commenced operations on September 11, 2002.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

39

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia California Intermediate Municipal Bond Fund – Class A Shares

Maximum Initial Sales Charge 3.25%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.76%	0.85%	(b)	$10,085.22	$400.09
2	10.25%	0.96%	4.93%		$10,492.66	$98.77
3	15.76%	0.96%	9.17%		$10,916.57	$102.76
4	21.55%	0.96%	13.58%		$11,357.60	$106.92
5	27.63%	0.96%	18.16%		$11,816.44	$111.24
6	34.01%	0.96%	22.94%		$12,293.83	$115.73
7	40.71%	0.96%	27.90%		$12,790.50	$120.40
8	47.75%	0.96%	33.07%		$13,307.23	$125.27
9	55.13%	0.96%	38.45%		$13,844.85	$130.33
10	62.89%	0.96%	44.04%		$14,404.18	$135.60
Total Gain After Fees and Expenses					$4,404.18
Total Annual Fees and Expenses Paid						$1,447.11

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deductions of the maximum initial sales charge.

40

Hypothetical Fees and Expenses

Columbia California Intermediate Municipal Bond Fund – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.51%	3.49%	$10,349.00	$153.63
2	10.25%	1.71%	6.89%	$10,689.48	$179.88
3	15.76%	1.71%	10.41%	$11,041.17	$185.80
4	21.55%	1.71%	14.04%	$11,404.42	$191.91
5	27.63%	1.71%	17.80%	$11,779.63	$198.22
6	34.01%	1.71%	21.67%	$12,167.18	$204.75
7	40.71%	1.71%	25.67%	$12,567.48	$211.48
8	47.75%	1.71%	29.81%	$12,980.95	$218.44
9	55.13%	0.96%	35.05%	$13,505.38	$127.13
10	62.89%	0.96%	40.51%	$14,050.99	$132.27
Total Gain After Fees and Expenses				$4,050.99
Total Annual Fees and Expenses Paid					$1,803.51

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia California Intermediate Municipal Bond Fund – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.51%	3.49%	$10,349.00	$153.63
2	10.25%	1.71%	6.89%	$10,689.48	$179.88
3	15.76%	1.71%	10.41%	$11,041.17	$185.80
4	21.55%	1.71%	14.04%	$11,404.42	$191.91
5	27.63%	1.71%	17.80%	$11,779.63	$198.22
6	34.01%	1.71%	21.67%	$12,167.18	$204.75
7	40.71%	1.71%	25.67%	$12,567.48	$211.48
8	47.75%	1.71%	29.81%	$12,980.95	$218.44
9	55.13%	1.71%	34.08%	$13,408.02	$225.63
10	62.89%	1.71%	38.49%	$13,849.14	$233.05
Total Gain After Fees and Expenses				$3,849.14
Total Annual Fees and Expenses Paid					$2,002.79

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

41

Notes

42

Columbia California Intermediate Municipal Bond Fund

For More Information

You’ll find more information about Columbia California Intermediate Municipal Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia California Intermediate Municipal Bond Fund

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132427-0807

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia California Intermediate Municipal Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia California Intermediate Municipal Bond Fund (the Fund), which is one of the municipal income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals ™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

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Columbia California Intermediate Municipal Bond Fund

FUNDimensions™
Columbia California Intermediate Municipal Bond Fund
Investment Objective:	Current income exempt from federal income tax and California individual income tax, consistent with moderate fluctuation of principal
Investment Style:	Municipal California Intermediate/Short
Benchmark:	Lehman Brothers Municipal Quality Intermediate Index
Ticker Symbol:	Class Z: NCMAX
Principal Risks:

Investment strategy risk

Market risk

State-specific municipal securities risk

Municipal securities risk

Interest rate risk

Credit risk

Derivatives risk

Changing distribution levels risk

Low and below investment grade securities risk

FUNDamentals™

Municipal Income Funds

Municipal income funds invest primarily in municipal fixed income securities that have the potential to earn income that is generally free from income tax. State municipal income funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

  Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with moderate fluctuation of principal.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax) and California individual income tax. These securities are issued by or on behalf of the State of California, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers. The Fund normally invests at least 80% of total assets in investment grade municipal securities. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.

The Fund may invest up to 10% of total assets in below investment grade securities. The Fund may invest in derivatives, including futures, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

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Columbia California Intermediate Municipal Bond Fund

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■	State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could

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Columbia California Intermediate Municipal Bond Fund

become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the

Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by S&P or Fitch) or that are below investment grade (e.g., BB or below by S&P or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

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Columbia California Intermediate Municipal Bond Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: (0.15)%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2006:	3.94%
Worst:	2nd quarter 2004:	–2.35%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia California Intermediate Municipal Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers Municipal Quality Intermediate Index. The Lehman Brothers Municipal Quality Intermediate Index is an index of tax-free bonds with a minimum quality rating of A3 from Moody’s Investors Service, Inc. and having a maturity range between two and eleven years. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Class Z shares returns before taxes	4.36%	3.35%
Class Z shares returns after taxes on distributions	4.36%	3.24%
Class Z shares returns after taxes on distributions and sale of Fund shares	4.13%	3.36%
Lehman Brothers Municipal Quality Intermediate Index (reflects no deductions for fees, expenses or taxes)	3.78%	3.56%

(a)	The inception date of the Fund’s Class Z shares is August 19, 2002. The return for the index shown is from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

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Columbia California Intermediate Municipal Bond Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

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Columbia California Intermediate Municipal Bond Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class Z Shares
Management fees(a)	0.55%
Other expenses	0.15%
Acquired fund fees and expenses(b)	0.01%
Total annual Fund operating expenses	0.71%
Fee waivers and/or reimbursements	(0.20%	)
Total net expenses(c)	0.51%

(a)

The Fund pays investment advisory fees of 0.40% and an administration fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.40% for assets up to $500 million; 0.35% for assets in excess of $500 million and up to $1 billion; 0.32% for assets in excess of $1 billion and up to $1.5 billion; 0.29% for assets in excess of $1.5 billion and up to $3 billion; 0.28% for assets in excess of $3 billion and up to $6 billion; and 0.27% for assets in excess of $6 billion.

(b)

The figure shown here is based on amounts incurred during each acquired fund’s most recent shareholder report. The expense ratio of the acquired funds may be higher or lower depending on the portion of the Fund’s assets allocated to each acquired fund from time to time.

(c)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual operating expenses (exclusive of distribution fees, brokerage commissions, interest, taxes, acquired fund fees and expenses and extraordinary expenses, if any) to 0.50% until July 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

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Columbia California Intermediate Municipal Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$52	$207	$375	$864

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

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Columbia California Intermediate Municipal Bond Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.40% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

14

Management of the Fund

Portfolio Manager

Information about the Advisor’s portfolio manager that is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Gary Swayze

Service with the Fund since April 2007

Investment management experience since 1974

Columbia Management associated since 1997.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia California Intermediate Municipal Bond Fund	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

17

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

21

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

22

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

23

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips”

in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more

24

Buying, Selling and Exchanging Shares

or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

25

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial

26

Buying, Selling and Exchanging Shares

intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a

27

Buying, Selling and Exchanging Shares

monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

28

Buying, Selling and Exchanging Shares

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

29

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

30

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

■

Distributions that come from the Fund’s tax-exempt interest income are generally free from federal income tax. These distributions generally are not subject to state individual income tax if the Fund invests primarily in securities from that state or its subdivisions. You may, however, be subject to other state and local taxes on these distributions. A portion of these distributions may also be subject to alternative minimum taxes.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

31

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia California Intermediate Municipal Bond Fund – Class Z Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003(b)
Net Asset Value, Beginning of Period	$9.47		$9.61		$9.99		$10.00		$10.00
Income from Investment Operations
Net Investment Income(c)	0.35		0.34		0.33		0.34		0.22
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	0.14		(0.09)		(0.27)		0.05		0.07
Total from Investment Operations	0.49		0.25		0.06		0.39		0.29
Less Distributions Declared to Shareholders
From Net Investment Income	(0.35)		(0.34)		(0.33)		(0.34)		(0.22)
From Net Realized Gains	—		(0.05)		(0.11)		(0.06)		(0.07)
Total Distributions Declared to Shareholders	(0.35)		(0.39)		(0.44)		(0.40)		(0.29)
Net Asset Value, End of Period	$9.61		$9.47		$9.61		$9.99		$10.00
Total Return(d)(e)	5.27%		2.63%		0.59%		3.99%		2.94	%(f)
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	0.50	%(g)	0.50	%(g)	0.50%		0.50%		0.50	%(h)
Interest Expense	—		—	%(i)	—	%(i)	—	%(i)	—	%(i)
Net Expenses	0.50	%(g)	0.50	%(g)	0.50%		0.50%		0.50	%(h)
Waiver/Reimbursement	0.20%		0.18%		0.28%		0.24%		0.27	%(h)
Net Investment Income	3.67	%(g)	3.55	%(g)	3.32%		3.40%		3.61	%(h)
Portfolio Turnover Rate	13%		35%		26%		12%		19	%(f)
Net Assets, End of Period (000’s)	$132,921		$122,286		$116,533		$128,957		$124,009

(a)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(b)	The Fund’s Class Z shares commenced operations on August 19, 2002.
(c)	Per share data was calculated using the average shares outstanding during the period.
(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.

(i)	Rounds to less than 0.01%.

32

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia California Intermediate Municipal Bond Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.51%	4.49%	$10,449.00	$52.14
2	10.25%	0.71%	8.97%	$10,897.26	$75.78
3	15.76%	0.71%	13.65%	$11,364.75	$79.03
4	21.55%	0.71%	18.52%	$11,852.30	$82.42
5	27.63%	0.71%	23.61%	$12,360.77	$85.96
6	34.01%	0.71%	28.91%	$12,891.04	$89.64
7	40.71%	0.71%	34.44%	$13,444.07	$93.49
8	47.75%	0.71%	40.21%	$14,020.82	$97.50
9	55.13%	0.71%	46.22%	$14,622.31	$101.68
10	62.89%	0.71%	52.50%	$15,249.61	$106.05
Total Gain After Fees and Expenses				$5,249.61
Total Annual Fees and Expenses Paid					$863.69

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

33

Notes

34

Columbia California Intermediate Municipal Bond Fund

For More Information

You’ll find more information about Columbia California Intermediate Municipal Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia California Intermediate Municipal Bond Fund

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132331-0807

Columbia Funds Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia Georgia Intermediate Municipal Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Georgia Intermediate Municipal Bond Fund (the Fund), which is one of the municipal income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals ™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Georgia Intermediate Municipal Bond Fund

FUNDimensions™
Columbia Georgia Intermediate Municipal Bond Fund
Investment Objective:	Current income exempt from federal income tax and Georgia individual income tax, consistent with moderate fluctuation of principal
Investment Style:	Municipal Single State Intermediate
Benchmark:	Lehman Brothers Municipal Quality Intermediate Index
Ticker Symbols:	Class A: NGIMX Class B: NGITX Class C: NGINX
Principal Risks:

Investment strategy risk

Market risk

State-specific municipal securities risk

Municipal securities risk

Interest rate risk

Credit risk

Derivatives risk

Changing distribution levels risk

Low and below investment grade securities risk

FUNDamentals™

Municipal Income Funds

Municipal income funds invest primarily in municipal fixed income securities that have the potential to earn income that is generally free from income tax. State municipal income funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

   Investment Objective

The Fund seeks current income exempt from federal income tax and Georgia individual income tax, consistent with moderate fluctuation of principal.

   Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax) and Georgia individual income tax. These securities are issued by or on behalf of the State of Georgia, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers. The Fund normally invests at least 80% of total assets in investment grade municipal securities. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.

The Fund may invest up to 10% of total assets in below investment grade securities. The Fund may invest in derivatives, including futures, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

5

Columbia Georgia Intermediate Municipal Bond Fund

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

   Principal Risks

                                    [GRAPHIC]

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■	State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

6

Columbia Georgia Intermediate Municipal Bond Fund

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by S&P or Fitch) or that are below investment grade (e.g., BB or below by S&P or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Georgia Intermediate Municipal Bond Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 0.18%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2004:	3.23%
Worst:	2nd quarter 2004:	-2.16%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Georgia Intermediate Municipal Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers Municipal Quality Intermediate Index. The Lehman Brothers Municipal Quality Intermediate Index is an index of tax-free bonds with a minimum quality rating of A3 from Moody’s Investors Service, Inc. and having a maturity range between two and eleven years. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years	10 years(a)
Class A shares returns before taxes	0.13%		2.93%	3.85%
Class A shares returns after taxes on distributions	0.13%		2.93%	3.83%
Class A shares returns after taxes on distributions and sale of Fund shares	1.40%		3.07%	3.88%
Class B shares returns before taxes	(0.33%	)	2.84%	3.47%
Class C shares returns before taxes	1.66%		2.84%	3.46%
Lehman Brothers Municipal Quality Intermediate Index (reflects no deductions for fees, expenses or taxes)	3.78%		4.44%	4.97%

(a)

The Fund’s average annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B and Class C shares are May 4, 1992, June 7, 1993 and June 17, 1992, respectively.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

9

Columbia Georgia Intermediate Municipal Bond Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Georgia Intermediate Municipal Bond Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	3.00%	(b)	1.00%	(c)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares		Class B Shares	Class C Shares
Management fees(d)	0.55%		0.55%	0.55%
Distribution and service fees	0.25%		1.00%	1.00%
Other expenses	0.16%		0.16%	0.16%
Acquired fund fees and expenses(e)	—		—	—
Total annual Fund operating expenses	0.96%		1.71%	1.71%
Fee waivers and/or reimbursements	(0.21%	)	(0.21)%	(0.21)%
Total net expenses(f)	0.75%		1.50%	1.50%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)

The Fund pays investment advisory fees of 0.40% and an administration fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.40% for assets up to $500 million; 0.35% for assets in excess of $500 million and up to $1 billion; 0.32% for assets in excess of $1 billion and up to $1.5 billion; 0.29% for assets in excess of $1.5 billion and up to $3 billion; 0.28% for assets in excess of $3 billion and up to $6 billion; and 0.27% for assets in excess of $6 billion.

(e)	Amount is less than 0.01% and is included in other expenses.

(f)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual operating expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and acquired fund fees and expenses and extraordinary expenses, if any) to 0.50% until July 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

11

Columbia Georgia Intermediate Municipal Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$399	$601	$819	$1,446
Class B Shares
Assuming no redemption	$153	$518	$909	$1,803
Assuming complete redemption of shares at the end of the period	$453	$718	$909	$1,803
Class C Shares
Assuming no redemption	$153	$518	$909	$2,002
Assuming complete redemption of shares at the end of the period	$253	$518	$909	$2,002

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Georgia Intermediate Municipal Bond Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.40% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

14

Management of the Fund

Portfolio Manager

Information about the Advisor’s portfolio manager that is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Kimberly A. Campbell

Service with the Fund since April 2007

Investment management experience since 1980

Columbia Management associated since June 1995.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Georgia Intermediate Municipal Bond Fund	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States

17

Management of the Fund

District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.
Investment Limits	none	up to $50,000 (based on aggregate account value)(b)	up to $1,000,000
Conversion Features	none	convert to Class A shares eight years after purchase	none
Front-End Sales Charges(c)	3.25% maximum, declining to 0.00% on investments of $1 million or more	none	none
Contingent Deferred Sales Charges (CDSCs)(c)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	3.00% maximum, gradually declining to 0.00% after four years	1.00% on investments sold within one year of purchase
Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(c)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	3.00%
$100,000 – $249,999	2.50%	2.56%	2.25%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	1.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

20

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 3.25% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Class A Shares

21

Choosing a Share Class

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 3.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted.

■	Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

22

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

23

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

24

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%

(a)	The Fund’s Class A shares pay a combined distribution and service fee pursuant to the Fund’s combined distribution and shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

25

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

26

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

27

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

28

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with

29

Buying, Selling and Exchanging Shares

active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is

30

Buying, Selling and Exchanging Shares

identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

31

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

32

Buying, Selling and Exchanging Shares

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

33

Buying, Selling and Exchanging Shares

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

34

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

35

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

■

Distributions that come from the Fund’s tax-exempt interest income are generally free from federal income tax. These distributions generally are not subject to state individual income tax if the Fund invests primarily in securities from that state or its subdivisions. You may, however, be subject to other state and local taxes on these distributions. A portion of these distributions may also be subject to alternative minimum taxes.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

36

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Georgia Intermediate Municipal Bond Fund – Class A Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$10.51		$10.66		$10.98		$10.92		$10.69
Income from Investment Operations
Net Investment Income(b)	0.40		0.40		0.41		0.42		0.46
Net Realized and Unrealized Gain (Loss) on Investments	0.03		(0.15)		(0.32)		0.06		0.23
Total from Investment Operations	0.43		0.25		0.09		0.48		0.69
Less Distributions Declared to Shareholders
From Net Investment Income	(0.40)		(0.40)		(0.41)		(0.42)		(0.46)
From Net Realized Gains	—		—		—		—		—
Total Distributions Declared to Shareholders	(0.40)		(0.40)		(0.41)		(0.42)		(0.46)
Net Asset Value, End of Period	$10.54		$10.51		$10.66		$10.98		$10.92
Total Return(c)(d)	4.20%		2.38%		0.80%		4.47%		6.54%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	0.75	%(e)	0.75	%(e)	0.75%		0.75%		0.75%
Interest Expense	—		—	%(f)	—	%(f)	—	%(f)	—	%(f)
Net Expenses	0.75	%(e)	0.75	%(e)	0.75%		0.75%		0.75%
Waiver/Reimbursement	0.21%		0.19%		0.25%		0.23%		0.23%
Net Investment Income	3.84	%(e)	3.79	%(e)	3.76%		3.83%		4.22%
Portfolio Turnover Rate	26%		12%		8%		11%		15%
Net assets, End of Period (000’s)	$15,574		$17,913		$21,415		$21,887		$18,979

(a)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)	Rounds to less than 0.01%.

37

Financial Highlights

Columbia Georgia Intermediate Municipal Bond Fund – Class B Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$10.52		$10.67		$10.99		$10.92		$10.69
Income from Investment Operations
Net Investment Income(b)	0.33		0.32		0.32		0.34		0.39
Net Realized and Unrealized Gain (loss) on Investments	0.03		(0.15)		(0.32)		0.07		0.22
Total from Investment Operations	0.36		0.17		—		0.41		0.61
Less Distributions Declared to Shareholders
From Net Investment Income	(0.33)		(0.32)		(0.32)		(0.34)		(0.38)
From Net Realized Gains	—		—		—		—		—
Total Distributions Declared to Shareholders	(0.33)		(0.32)		(0.32)		(0.34)		(0.38)
Net Asset Value, End of Period	$10.55		$10.52		$10.67		$10.99		$10.92
Total Return(c)(d)	3.43%		1.62%		0.05%		3.79%		5.76%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	1.50	%(e)	1.50	%(e)	1.50%		1.50%		1.50%
Interest Expense	—		—	%(f)	—	%(f)	—	%(f)	—	%(f)
Net Expenses	1.50	%(e)	1.50	%(e)	1.50%		1.50%		1.50%
Waiver/Reimbursement	0.21%		0.19%		0.25%		0.23%		0.23%
Net Investment Income	3.09	%(e)	3.04	%(e)	3.01%		3.08%		3.47%
Portfolio Turnover Rate	26%		12%		8%		11%		15%
Net Assets, End of Period (000’s)	$1,960		$2,581		$6,662		$7,462		$9,135

(a)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)	Rounds to less than 0.01%.

38

Financial Highlights

Columbia Georgia Intermediate Municipal Bond Fund – Class C Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$10.51		$10.66		$10.98		$10.92		$10.69
Income from Investment Operations
Net Investment Income(b)	0.33		0.32		0.33		0.34		0.37
Net Realized and Unrealized Gain (Loss) on Investments	0.04		(0.15)		(0.33)		0.06		0.24
Total from Investment Operations	0.37		0.17		—		0.40		0.61
Less Distributions Declared to Shareholders
From Net Investment Income	(0.33)		(0.32)		(0.32)		(0.34)		(0.38)
From Net Realized Gains	—		—		—		—		—
Total Distributions Declared to Shareholders	(0.33)		(0.32)		(0.32)		(0.34)		(0.38)
Net Asset Value, End of Period	$10.55		$10.51		$10.66		$10.98		$10.92
Total Return(c)(d)	3.52%		1.62%		0.05%		3.69%		5.74%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	1.50	%(e)	1.50	%(e)	1.50%		1.50%		1.50%
Interest Expense	—		—	%(f)	—	%(f)	—	%(f)	—	%(f)
Net Expenses	1.50	%(e)	1.50	%(e)	1.50%		1.50%		1.50%
Waiver/Reimbursement	0.21%		0.19%		0.25%		0.23%		0.23%
Net Investment Income	3.09	%(e)	3.04	%(e)	3.01%		3.08%		3.47%
Portfolio Turnover Rate	26%		12%		8%		11%		15%
Net Assets, End of Period (000’s)	$1,877		$2,189		$3,254		$4,769		$5,190

(a)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)	Rounds to less than 0.01%.

39

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Georgia Intermediate Municipal Bond Fund – Class A Shares

Maximum Initial Sales Charge 3.25%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.75%	0.86%	(b)	$10,086.19	$399.10
2	10.25%	0.96%	4.94%		$10,493.67	$98.78
3	15.76%	0.96%	9.18%		$10,917.61	$102.77
4	21.55%	0.96%	13.59%		$11,358.69	$106.93
5	27.63%	0.96%	18.18%		$11,817.58	$111.25
6	34.01%	0.96%	22.95%		$12,295.01	$115.74
7	40.71%	0.96%	27.92%		$12,791.72	$120.42
8	47.75%	0.96%	33.09%		$13,308.51	$125.28
9	55.13%	0.96%	38.46%		$13,846.17	$130.34
10	62.89%	0.96%	44.06%		$14,405.56	$135.61
Total Gain After Fees and Expenses					$4,405.56
Total Annual Fees and Expenses Paid						$1,446.22
(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Represents deduction of the maximum initial sales charge.

40

Hypothetical Fees and Expenses

Columbia Georgia Intermediate Municipal Bond Fund – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.50%	3.50%	$10,350.00	$152.63
2	10.25%	1.71%	6.91%	$10,690.52	$179.90
3	15.76%	1.71%	10.42%	$11,042.23	$185.81
4	21.55%	1.71%	14.06%	$11,405.52	$191.93
5	27.63%	1.71%	17.81%	$11,780.76	$198.24
6	34.01%	1.71%	21.68%	$12,168.35	$204.76
7	40.71%	1.71%	25.69%	$12,568.69	$211.50
8	47.75%	1.71%	29.82%	$12,982.20	$218.46
9	55.13%	0.96%	35.07%	$13,506.68	$127.15
10	62.89%	0.96%	40.52%	$14,052.35	$132.28
Total Gain After Fees and Expenses				$4,052.35
Total Annual Fees and Expenses Paid					$1,802.66

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Georgia Intermediate Municipal Bond Fund – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.50%	3.50%	$10,350.00	$152.63
2	10.25%	1.71%	6.91%	$10,690.52	$179.90
3	15.76%	1.71%	10.42%	$11,042.23	$185.81
4	21.55%	1.71%	14.06%	$11,405.52	$191.93
5	27.63%	1.71%	17.81%	$11,780.76	$198.24
6	34.01%	1.71%	21.68%	$12,168.35	$204.76
7	40.71%	1.71%	25.69%	$12,568.69	$211.50
8	47.75%	1.71%	29.82%	$12,982.20	$218.46
9	55.13%	1.71%	34.09%	$13,409.31	$225.65
10	62.89%	1.71%	38.50%	$13,850.48	$233.07
Total Gain After Fees and Expenses				$3,850.48
Total Annual Fees and Expenses Paid					$2,001.95

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

41

Notes

42

Columbia Georgia Intermediate Municipal Bond Fund

For More Information

You’ll find more information about Columbia Georgia Intermediate Municipal Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Georgia Intermediate Municipal Bond Fund

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132222-0807

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia Georgia Intermediate Municipal Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Georgia Intermediate Municipal Bond Fund (the Fund), which is one of the municipal income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Georgia Intermediate Municipal Bond Fund

FUNDimensions™
Columbia Georgia Intermediate Municipal Bond Fund
Investment Objective:	Current income exempt from federal income tax and Georgia individual income tax, consistent with moderate fluctuation of principal
Investment Style:	Municipal Single State Intermediate
Benchmark:	Lehman Brothers Municipal Quality Intermediate Index
Ticker Symbol:	Class Z: NGAMX
Principal Risks:

Investment strategy risk
Market risk

State-specific municipal securities risk

Municipal securities risk
Interest rate risk
Credit risk
Derivatives risk
Changing distribution levels risk
Low and below investment grade     securities risk

FUNDamentals™

Municipal Income Funds

Municipal income funds invest primarily in municipal fixed income securities that have the potential to earn income that is generally free from income tax. State municipal income funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

   Investment Objective

The Fund seeks current income exempt from federal income tax and Georgia individual income tax, consistent with moderate fluctuation of principal.

   Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax) and Georgia individual income tax. These securities are issued by or on behalf of the State of Georgia, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers. The Fund normally invests at least 80% of total assets in investment grade municipal securities. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.

The Fund may invest up to 10% of total assets in below investment grade securities. The Fund may invest in derivatives, including futures, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

5

Columbia Georgia Intermediate Municipal Bond Fund

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you

6

Columbia Georgia Intermediate Municipal Bond Fund

may be required to file an amended tax return and pay additional taxes as a result.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by S&P or Fitch) or that are below investment grade (e.g., BB or below by S&P or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Georgia Intermediate Municipal Bond Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 0.31%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2004:	3.29%
Worst:	2nd quarter 2004:	(2.10)%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Georgia Intermediate Municipal Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers Municipal Quality Intermediate Index. The Lehman Brothers Municipal Quality Intermediate Index is an index of tax-free bonds with a minimum quality rating of A3 from Moody’s Investors Service, Inc. and having a maturity range between two and eleven years. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class Z shares returns before taxes	3.78%	3.87%	4.44%
Class Z shares returns after taxes on distributions	3.78%	3.87%	4.42%
Class Z shares returns after taxes on distributions and sale of Fund shares	3.91%	3.93%	4.44%
Lehman Brothers Municipal Quality Intermediate Index (reflects no deductions for fees, expenses or taxes)	3.78%	4.44%	4.97%

(a)	The inception date of the Fund’s Class Z shares is March 1, 1992.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

9

Columbia Georgia Intermediate Municipal Bond Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Georgia Intermediate Municipal Bond Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees(a)	0.55%
Other expenses	0.16%
Acquired fund fees and expenses(b)	–
Total annual Fund operating expenses	0.71%
Fee waivers and/or reimbursements	(0.21)%
Total net expenses(c)	0.50%

(a)

The Fund pays investment advisory fees of 0.40% and an administration fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.40% for assets up to $500 million; 0.35% for assets in excess of $500 million and up to $1 billion; 0.32% for assets in excess of $1 billion and up to $1.5 billion; 0.29% for assets in excess of $1.5 billion and up to $3 billion; 0.28% for assets in excess of $3 billion and up to $6 billion; and 0.27% for assets in excess of $6 billion.

(b)	Amount is less than 0.01% and is included in other expenses.

(c)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual operating expenses (exclusive of distribution fees, brokerage commissions, interest, taxes, acquired fund fees and expenses and extraordinary expenses, if any) to 0.50% until July 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

11

Columbia Georgia Intermediate Municipal Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$51	$206	$374	$863

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Georgia Intermediate Municipal Bond Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.40% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

14

Management of the Fund

Portfolio Manager

Information about the Advisor’s portfolio manager that is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Kimberly A. Campbell

Service with the Fund since April 2007

Investment management experience since 1980

Columbia Management associated since June 1995.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Georgia Intermediate Municipal Bond Fund	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or

17

Management of the Fund

consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

21

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

22

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts;

23

Buying, Selling and Exchanging Shares

wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is

24

Buying, Selling and Exchanging Shares

identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

25

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or

26

Buying, Selling and Exchanging Shares

sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).
■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

27

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

28

Buying, Selling and Exchanging Shares

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

29

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

30

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

■

Distributions that come from the Fund’s tax-exempt interest income are generally free from federal income tax. These distributions generally are not subject to state individual income tax if the Fund invests primarily in securities from that state or its subdivisions. You may, however, be subject to other state and local taxes on these distributions. A portion of these distributions may also be subject to alternative minimum taxes.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

31

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Georgia Intermediate Municipal Bond Fund – Class Z Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$10.51		$10.66		$10.98		$10.92		$10.69
Income from Investment Operations
Net investment income(b)	0.43		0.43		0.43		0.45		0.49
Net realized and unrealized gain (loss) on investments	0.03		(0.15)		(0.32)		0.06		0.23
Total from Investment Operations	0.46		0.28		0.11		0.51		0.72
Less Distributions Declared to Shareholders
From net investment income	(0.43)		(0.43)		(0.43)		(0.45)		(0.49)
From net realized gains	—		—		—		—		—
Total distributions declared to shareholders	(0.43)		(0.43)		(0.43)		(0.45)		(0.49)
Net Asset Value, End of Period	$10.54		$10.51		$10.66		$10.98		$10.92
Total Return(c)(d)	4.46%		2.63%		1.05%		4.73%		6.81%
Ratios to Average Net Assets/Supplemental Data
Net operating expenses	0.50	%(e)	0.50	%(e)	0.50%		0.50%		0.50%
Interest expense	—		—	%(f)	—	%(f)	—	%(f)	—	%(f)
Net expenses	0.50	%(e)	0.50	%(e)	0.50%		0.50%		0.50%
Waiver/reimbursement	0.21%		0.19%		0.25%		0.23%		0.23%
Net investment income	4.09	%(e)	4.04	%(e)	4.01%		4.08%		4.47%
Portfolio turnover rate	26%		12%		8%		11%		15%
Net assets, end of period (000’s)	$100,541		$102,259		$114,652		$133,207		$150,797

(a)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested.

(d)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)	Rounds to less than 0.01%.

32

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Georgia Intermediate Municipal Bond Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.50%	4.50%	$10,450.00	$51.13
2	10.25%	0.71%	8.98%	$10,898.31	$75.79
3	15.76%	0.71%	13.66%	$11,365.84	$79.04
4	21.55%	0.71%	18.53%	$11,853.44	$82.43
5	27.63%	0.71%	23.62%	$12,361.95	$85.96
6	34.01%	0.71%	28.92%	$12,892.28	$89.65
7	40.71%	0.71%	34.45%	$13,445.36	$93.50
8	47.75%	0.71%	40.22%	$14,022.16	$97.51
9	55.13%	0.71%	46.24%	$14,623.71	$101.69
10	62.89%	0.71%	52.51%	$15,251.07	$106.06
Total Gain After Fees and Expenses				$5,251.07
Total Annual Fees and Expenses Paid					$862.76

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

33

Notes

34

Columbia Georgia Intermediate Municipal Bond Fund

For More Information

You’ll find more information about Columbia Georgia Intermediate Municipal Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Georgia Intermediate Municipal Bond Fund

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132223-0807

Columbia Funds Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia Maryland Intermediate Municipal Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Maryland Intermediate Municipal Bond Fund (the Fund), which is one of the municipal income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus. Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Maryland Intermediate Municipal Bond Fund

FUNDimensions™
Columbia Maryland Intermediate Municipal Bond Fund
Investment Objective:	Current income exempt from federal income tax and Maryland individual income tax, consistent with moderate fluctuation of principal
Investment Style:	Municipal Single State Intermediate
Benchmark:	Lehman Brothers Municipal Quality Intermediate Index
Ticker Symbols:	Class A: NMDMX Class B: NMITX Class C: NMINX
Principal Risks:

Investment strategy risk

Market risk

Non-diversified mutual fund risk

State-specific municipal securities risk

Municipal securities risk

Interest rate risk

Credit risk

Derivatives risk

Changing distribution levels risk

Low and below investment grade securities risk

FUNDamentals™

Municipal Income Funds

Municipal income funds invest primarily in municipal fixed income securities that have the potential to earn income that is generally free from income tax. State municipal income funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

   Investment Objective

The Fund seeks current income exempt from federal income tax and Maryland individual income tax, consistent with moderate fluctuation of principal.

   Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax) and Maryland individual income tax. These securities are issued by or on behalf of the State of Maryland, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers.

The Fund normally invests at least 80% of total assets in investment grade municipal securities. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.

The Fund may invest up to 10% of total assets in below investment grade securities. The Fund may invest in derivatives, including futures, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

5

Columbia Maryland Intermediate Municipal Bond Fund

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

■

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue

6

Columbia Maryland Intermediate Municipal Bond Fund

obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by S&P or Fitch) or that are below investment grade (e.g., BB or below by S&P or Fitch) are more speculative than securities with higher ratings, and tend to be more

7

Columbia Maryland Intermediate Municipal Bond Fund

sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Maryland Intermediate Municipal Bond Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 0.18%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2002:	3.74%
Worst:	2nd quarter 2004:	-2.24%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Maryland Intermediate Municipal Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers Municipal Quality Intermediate Index. The Lehman Brothers Municipal Quality Intermediate Index is an index of tax-free bonds with a minimum quality rating of A3 from Moody’s Investors Service, Inc. and having a maturity range between two and eleven years. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years	10 years(a)
Class A shares returns before taxes	0.14%		2.63%	3.62%
Class A shares returns after taxes on distributions	0.14%		2.63%	3.62%
Class A shares returns after taxes on distributions and sale of Fund shares	1.37%		2.79%	3.69%
Class B shares returns before taxes	(0.16%	)	2.56%	3.25%
Class C shares returns before taxes	1.74%		2.54%	3.23%
Lehman Brothers Municipal Quality Intermediate Index (reflects no deductions for fees, expenses or taxes)	3.78%		4.44%	4.97%

(a)

The Fund’s average annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B and Class C shares are September 1, 1990, June 8, 1993 and June 17, 1992, respectively.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

10

Columbia Maryland Intermediate Municipal Bond Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

    America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

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Columbia Maryland Intermediate Municipal Bond Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	3.00	%(b)	1.00	%(c)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares		Class B Shares		Class C Shares
Management fees(d)	0.55%		0.55%		0.55%
Distribution and service fees	0.25%		1.00%		1.00%
Other expenses	0.12%		0.12%		0.12%
Acquired fund fees and expenses(e)	—		—		—
Total annual Fund operating expenses	0.92%		1.67%		1.67%
Fee waivers and/or reimbursements	(0.17%	)	(0.17%	)	(0.17%	)
Total net expenses(f)	0.75%		1.50%		1.50%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)

The Fund pays investment advisory fees of 0.40% and an administration fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.40% for assets up to $500 million; 0.35% for assets in excess of $500 million and up to $1 billion; 0.32% for assets in excess of $1 billion and up to $1.5 billion; 0.29% for assets in excess of $1.5 billion and up to $3 billion; 0.28% for assets in excess of $3 billion and up to $6 billion; and 0.27% for assets in excess of $6 billion.

(e)	Amount is less than 0.01% and is included in other expenses.

(f)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual Fund operating expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) to 0.50% until July 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

12

Columbia Maryland Intermediate Municipal Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$399	$592	$802	$1,404
Class B Shares
Assuming no redemption	$153	$510	$891	$1,762
Assuming complete redemption of shares at the end of the period	$453	$710	$891	$1,762
Class C Shares
Assuming no redemption	$153	$510	$891	$1,962
Assuming complete redemption of shares at the end of the period	$253	$510	$891	$1,962

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Maryland Intermediate Municipal Bond Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.40% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

15

Management of the Fund

Portfolio Manager

Information about the Advisor’s portfolio manager that is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Gary Swayze

Service with the Fund since April 2007

Investment management experience since 1974

Columbia Management associated since 1997.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Maryland Intermediate Municipal Bond Fund	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

18

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.
Investment Limits	none	up to $50,000 (based on aggregate account value)(b)	up to $1,000,000
Conversion Features	none	convert to Class A shares eight years after purchase	none
Front-End Sales Charges(c)	3.25% maximum, declining to 0.00% on investments of $1 million or more	none	none
Contingent Deferred Sales Charges (CDSCs)(c)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	3.00% maximum, gradually declining to 0.00% after four years	1.00% on investments sold within one year of purchase
Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(c)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	3.00%
$100,000 – $249,999	2.50%	2.56%	2.25%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	1.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.
(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

21

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 3.25% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Class A Shares

22

Choosing a Share Class

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 3.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted.

■	Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

23

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and

Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

24

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

25

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%

(a)	The Fund’s Class A shares pay a combined distribution and service fee pursuant to the Fund’s combined distribution and shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

26

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

27

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

28

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

30

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips”

in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more

31

Buying, Selling and Exchanging Shares

or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

32

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

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Buying, Selling and Exchanging Shares

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

34

Buying, Selling and Exchanging Shares

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

35

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

36

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

■

Distributions that come from the Fund’s tax-exempt interest income are generally free from federal income tax. These distributions generally are not subject to state individual income tax if the Fund invests primarily in securities from that state or its subdivisions. You may, however, be subject to other state and local taxes on these distributions. A portion of these distributions may also be subject to alternative minimum taxes.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

37

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Maryland Intermediate Municipal Bond Fund – Class A Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$10.57		$10.78		$11.22	$11.22	$10.84
Income from Investment Operations
Net Investment Income(b)	0.40		0.39		0.39	0.41	0.44
Net Realized and Unrealized Gain (Loss) on Investments	0.06		(0.22)		(0.44)	— (c)	0.38
Total from Investment Operations	0.46		0.17		(0.05)	0.41	0.82
Less Distributions Declared to Shareholders
From Net Investment Income	(0.40)		(0.38)		(0.39)	(0.41)	(0.44)
Net Asset Value, End of Period	$10.63		$10.57		$10.78	$11.22	$11.22
Total Return(d)(e)	4.46%		1.59%		(0.43%)	3.70%	7.69%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	0.75	%(f)	0.75	%(f)	0.75%	0.75%	0.75%
Interest Expense(g)	—%		—%		—%	—%	—%
Net Expenses	0.75	%(f)	0.75	%(f)	0.75%	0.75%	0.75%
Waiver/Reimbursement	0.17%		0.16%		0.23%	0.22%	0.22%
Net Investment Income	3.81	%(f)	3.59	%(f)	3.54%	3.64%	3.97%
Portfolio Turnover Rate	20%		24%		2%	19%	15%
Net Assets, End of Period (000’s)	$24,730		$28,877		$30,400	$34,458	$32,174

(a)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Rounds to less than 0.01%.

38

Financial Highlights

Columbia Maryland Intermediate Municipal Bond Fund – Class B Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$10.57		$10.78		$11.23	$11.22	$10.84
Income from Investment Operations
Net Investment Income(b)	0.33		0.30		0.31	0.33	0.37
Net Realized and Unrealized Gain (Loss) on Investments	0.06		(0.21)		(0.45)	— (c)	0.37
Total from Investment Operations	0.39		0.09		(0.14)	0.33	0.74
Less Distributions Declared to Shareholders
From Net Investment Income	(0.32)		(0.30)		(0.31)	(0.32)	(0.36)
Net Asset Value, End of Period	$10.64		$10.57		$10.78	$11.23	$11.22
Total Return(d)(e)	3.78%		0.83%		(1.26%)	3.02%	6.89%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	1.50	%(f)	1.50	%(f)	1.50%	1.50%	1.50%
Interest Expense(g)	—%		—%		—%	—%	—%
Net Expenses	1.50	%(f)	1.50	%(f)	1.50%	1.50%	1.50%
Waiver/Reimbursement	0.17%		0.16%		0.23%	0.22%	0.22%
Net Investment Income	3.07	%(f)	2.84	%(f)	2.79%	2.89%	3.22%
Portfolio Turnover Rate	20%		24%		2%	19%	15%
Net Assets, End of Period (000’s)	$4,159		$7,825		$13,119	$17,955	$20,565

(a)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Rounds to less than 0.01%.

39

Financial Highlights

Columbia Maryland Intermediate Municipal Bond Fund – Class C Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$10.57		$10.78		$11.23	$11.22	$10.84
Income from Investment Operations
Net Investment Income(b)	0.32		0.30		0.31	0.33	0.36
Net Realized and Unrealized Gain (Loss) on Investments	0.06		(0.21)		(0.45)	— (c)	0.38
Total from Investment Operations	0.38		0.09		(0.14)	0.33	0.74
Less Distributions Declared to Shareholders
From Net Investment Income	(0.32)		(0.30)		(0.31)	(0.32)	(0.36)
Net Asset Value, End of Period	$10.63		$10.57		$10.78	$11.23	$11.22
Total Return(d)(e)	3.68%		0.83%		(1.26%)	3.02%	6.88%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	1.50	%(f)	1.50	%(f)	1.50%	1.50%	1.50%
Interest Expense(g)	—%		—%		—%	—%	—%
Net Expenses	1.50	%(f)	1.50	%(f)	1.50%	1.50%	1.50%
Waiver/Reimbursement	0.17%		0.16%		0.23%	0.22%	0.22%
Net Investment Income	3.06	%(f)	2.84	%(f)	2.79%	2.89%	3.22%
Portfolio Turnover Rate	20%		24%		2%	19%	15%
Net Assets, End of Period (000’s)	$1,767		$1,979		$2,628	$2,825	$2,776

(a)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Rounds to less than 0.01%.

40

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Maryland Intermediate Municipal Bond Fund – Class A Shares

Maximum Initial Sales Charge 3.25%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.75%	0.86%	(b)	$10,086.19	$399.10
2	10.25%	0.92%	4.98%		$10,497.71	$94.69
3	15.76%	0.92%	9.26%		$10,926.02	$98.55
4	21.55%	0.92%	13.72%		$11,371.80	$102.57
5	27.63%	0.92%	18.36%		$11,835.77	$106.75
6	34.01%	0.92%	23.19%		$12,318.67	$111.11
7	40.71%	0.92%	28.21%		$12,821.27	$115.64
8	47.75%	0.92%	33.44%		$13,344.38	$120.36
9	55.13%	0.92%	38.89%		$13,888.83	$125.27
10	62.89%	0.92%	44.55%		$14,455.49	$130.38
Total Gain After Fees and Expenses					$4,455.49
Total Annual Fees and Expenses Paid						$1,404.42

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

41

Hypothetical Fees and Expenses

Columbia Maryland Intermediate Municipal Bond Fund – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.50%	3.50%	$10,350.00	$152.63
2	10.25%	1.67%	6.95%	$10,694.66	$175.72
3	15.76%	1.67%	10.51%	$11,050.79	$181.57
4	21.55%	1.67%	14.19%	$11,418.78	$187.62
5	27.63%	1.67%	17.99%	$11,799.03	$193.87
6	34.01%	1.67%	21.92%	$12,191.94	$200.32
7	40.71%	1.67%	25.98%	$12,597.93	$207.00
8	47.75%	1.67%	30.17%	$13,017.44	$213.89
9	55.13%	0.92%	35.49%	$13,548.55	$122.20
10	62.89%	0.92%	41.01%	$14,101.33	$127.19
Total Gain After Fees and Expenses				$4,101.33
Total Annual Fees and Expenses Paid					$1,762.01

Columbia Maryland Intermediate Municipal Bond Fund – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.50%	3.50%	$10,350.00	$152.63
2	10.25%	1.67%	6.95%	$10,694.66	$175.72
3	15.76%	1.67%	10.51%	$11,050.79	$181.57
4	21.55%	1.67%	14.19%	$11,418.78	$187.62
5	27.63%	1.67%	17.99%	$11,799.03	$193.87
6	34.01%	1.67%	21.92%	$12,191.94	$200.32
7	40.71%	1.67%	25.98%	$12,597.93	$207.00
8	47.75%	1.67%	30.17%	$13,017.44	$213.89
9	55.13%	1.67%	34.51%	$13,450.92	$221.01
10	62.89%	1.67%	38.99%	$13,898.84	$228.37
Total Gain After Fees and Expenses				$3,898.84
Total Annual Fees and Expenses Paid					$1,962.00

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

42

Columbia Maryland Intermediate Municipal Bond Fund

For More Information

You’ll find more information about Columbia Maryland Intermediate Municipal Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Maryland Intermediate Municipal Bond Fund

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132224-0807

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia Maryland Intermediate Municipal Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Maryland Intermediate Municipal Bond Fund (the Fund), which is one of the municipal income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,
■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Maryland Intermediate Municipal Bond Fund

FUNDimensions™
Columbia Maryland Intermediate Municipal Bond Fund
Investment Objective:	Current income exempt from federal income tax and Maryland individual income tax, consistent with moderate fluctuation of principal
Investment Style:	Municipal Single State Intermediate
Benchmark:	Lehman Brothers Municipal Quality Intermediate Index
Ticker Symbol:	Class Z: NMDBX
Principal Risks:

Investment strategy risk

Market risk

Non-diversified mutual fund risk

State-specific municipal securities risk

Municipal securities risk

Interest rate risk

Credit risk

Derivatives risk

Changing distribution levels risk

Low and below investment grade securities risk

FUNDamentals™

Municipal Income Funds

Municipal income funds invest primarily in municipal fixed income securities that have the potential to earn income that is generally free from income tax. State municipal income funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

   Investment Objective

The Fund seeks current income exempt from federal income tax and Maryland individual income tax, consistent with moderate fluctuation of principal.

   Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax) and Maryland individual income tax. These securities are issued by or on behalf of the State of Maryland, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers. The Fund normally invests at least 80% of total assets in investment grade municipal securities. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.

The Fund may invest up to 10% of total assets in below investment grade securities. The Fund may invest in derivatives, including futures, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in a single issuer than can a diversified fund.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

5

Columbia Maryland Intermediate Municipal Bond Fund

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

■

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or

6

Columbia Maryland Intermediate Municipal Bond Fund

other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

7

Columbia Maryland Intermediate Municipal Bond Fund

■

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by S&P or Fitch) or that are below investment grade (e.g., BB or below by S&P or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Maryland Intermediate Municipal Bond Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 0.30%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2002:	3.80%
Worst:	2nd quarter 2004:	-2.27%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Maryland Intermediate Municipal Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers Municipal Quality Intermediate Index. The Lehman Municipal Brothers Quality Intermediate Index is an index of tax-free bonds with a minimum quality rating of A-3 from Moody’s Investors Service, Inc. and having a maturity range between two and eleven years. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class Z shares returns before taxes	3.77%	3.57%	4.20%
Class Z shares returns after taxes on distributions	3.77%	3.57%	4.20%
Class Z shares returns after taxes on distributions and sale of Fund shares	3.86%	3.65%	4.23%
Lehman Brothers Municipal Quality Intermediate Index (reflects no deductions for fees, expenses or taxes)	3.78%	4.44%	4.97%

(a)	The inception date of the Fund’s Class Z shares is September 1, 1990.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

10

Columbia Maryland Intermediate Municipal Bond Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals ™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

11

Columbia Maryland Intermediate Municipal Bond Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class Z Shares
Management fees(a)	0.55%
Other expenses	0.12%
Acquired fund fees and expenses	—
Total annual Fund operating expenses(b)	0.67%
Fee waivers and/or reimbursements	(0.17%	)
Total net expenses(c)	0.50%

(a)

The Fund pays investment advisory fees of 0.40% and an administration fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.40% for assets up to $500 million; 0.35% for assets in excess of $500 million and up to $1 billion; 0.32% for assets in excess of $1 billion and up to $1.5 billion; 0.29% for assets in excess of $1.5 billion and up to $3 billion; 0.28% for assets in excess of $3 billion and up to $6 billion; and 0.27% for assets in excess of $6 billion.

(b)	Amount is less than 0.01% and is included in other expenses.

(c)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual Fund operating expenses (exclusive of distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) to 0.50% until July 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

12

Columbia Maryland Intermediate Municipal Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$51	$197	$356	$818

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Maryland Intermediate Municipal Bond Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.40% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

15

Management of the Fund

Portfolio Manager

Information about the Advisor’s portfolio manager that is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Gary Swayze

Service with the Fund since April 2007

Investment management experience since 1974

Columbia Management associated since 1997.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Maryland Intermediate Municipal Bond Fund	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

18

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

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Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

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Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips”

in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more

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Buying, Selling and Exchanging Shares

or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or

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Buying, Selling and Exchanging Shares

sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

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Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

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Buying, Selling and Exchanging Shares

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

31

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

■

Distributions that come from the Fund’s tax-exempt interest income are generally free from federal income tax. These distributions generally are not subject to state individual income tax if the Fund invests primarily in securities from that state or its subdivisions. You may, however, be subject to other state and local taxes on these distributions. A portion of these distributions may also be subject to alternative minimum taxes.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

32

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Maryland Intermediate Municipal Bond Fund – Class Z Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$10.57		$10.78		$11.23	$11.22	$10.84
Income from Investment Operations
Net Investment Income(b)	0.43		0.41		0.41	0.45	0.47
Net Realized and Unrealized Gain (loss) on Investments	0.06		(0.21)		(0.44)	— (c)	0.38
Total from Investment Operations	0.49		0.20		(0.03)	0.45	0.85
Less Distributions Declared to Shareholders
From Net Investment Income	(0.43)		(0.41)		(0.42)	(0.44)	(0.47)
Net Asset Value, End of Period	$10.63		$10.57		$10.78	$11.23	$11.22
Total Return(d)(e)	4.72%		1.84%		(0.27)%	4.05%	7.95%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	0.50	%(f)	0.50	%(f)	0.50%	0.50%	0.50%
Interest Expense(g)	—%		—%		—%	—%	—%
Net Expenses	0.50	%(f)	0.50	%(f)	0.50%	0.50%	0.50%
Waiver/Reimbursement	0.17%		0.16%		0.23%	0.22%	0.22%
Net Investment Income	4.06	%(f)	3.84	%(f)	3.79%	3.89%	4.22%
Portfolio Turnover Rate	20%		24%		2%	19%	15%
Net Assets, End of Period (000’s)	$141,094		$148,553		$153,653	$188,400	$192,668

(a)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Rounds to less than 0.01%.

33

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Maryland Intermediate Municipal Bond Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.50%	4.50%	$10,450.00	$51.13
2	10.25%	0.67%	9.02%	$10,902.49	$71.53
3	15.76%	0.67%	13.75%	$11,374.57	$74.63
4	21.55%	0.67%	18.67%	$11,867.09	$77.86
5	27.63%	0.67%	23.81%	$12,380.93	$81.23
6	34.01%	0.67%	29.17%	$12,917.02	$84.75
7	40.71%	0.67%	34.76%	$13,476.33	$88.42
8	47.75%	0.67%	40.60%	$14,059.86	$92.25
9	55.13%	0.67%	46.69%	$14,668.65	$96.24
10	62.89%	0.67%	53.04%	$15,303.80	$100.41
Total Gain After Fees and Expenses				$5,303.80
Total Annual Fees and Expenses Paid					$818.45

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

34

Columbia Maryland Intermediate Municipal Bond Fund

For More Information

You’ll find more information about Columbia Maryland Intermediate Municipal Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Maryland Intermediate Municipal Bond Fund

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132332-0807

Columbia Funds Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia North Carolina Intermediate Municipal Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia North Carolina Intermediate Municipal Bond Fund (the Fund), which is one of the municipal income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia North Carolina Intermediate Municipal Bond Fund

FUNDimensions™
Columbia North Carolina Intermediate Municipal Bond Fund
Investment Objective:	Current income exempt from federal income tax and North Carolina individual income tax, consistent with moderate fluctuation of principal
Investment Style:	Municipal Single State Intermediate
Benchmark:	Lehman Brothers Municipal Quality Intermediate Index
Ticker Symbols:	Class A: NNCIX Class B: NNITX Class C: NNINX
Principal Risks:	Investment strategy risk
Market risk
State-specific municipal securities risk
Municipal securities risk
Interest rate risk
Credit risk
Derivatives risk
Changing distribution levels risk
Low and below investment grade securities risk

FUNDamentals™

Municipal Income Funds

Municipal income funds invest primarily in municipal fixed income securities that have the potential to earn income that is generally free from income tax. State municipal income funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

   Investment Objective

The Fund seeks current income exempt from federal income tax and North Carolina individual income tax, consistent with moderate fluctuation of principal.

   Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax) and North Carolina individual income tax. These securities are issued by or on behalf of the State of North Carolina, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers. The Fund normally invests at least 80% of total assets in investment grade municipal securities. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.

The Fund may invest up to 10% of total assets in below investment grade securities. The Fund may invest in derivatives, including futures, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

5

Columbia North Carolina Intermediate Municipal Bond Fund

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■	State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could

6

Columbia North Carolina Intermediate Municipal Bond Fund

become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the

Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by S&P or Fitch) or that are below investment grade (e.g., BB or below by S&P or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia North Carolina Intermediate Municipal Bond Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 0.12%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2002:	3.67%
Worst:	2nd quarter 2004:	-1.92%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia North Carolina Intermediate Municipal Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers Municipal Quality Intermediate Index. The Lehman Brothers Municipal Quality Intermediate Index is an index of tax-free bonds with a minimum quality rating of A3 from Moody’s Investors Service, Inc. and having a maturity range between two and eleven years. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years	10 years(a)
Class A shares returns before taxes	0.15%		3.23%	3.92%
Class A shares returns after taxes on distributions	0.07%		3.21%	3.90%
Class A shares returns after taxes on distributions and sale of Fund shares	1.52%		3.33%	3.95%
Class B shares returns before taxes	(0.16%	)	3.14%	3.55%
Class C shares returns before taxes	1.72%		3.13%	3.53%
Lehman Brothers Municipal Quality Intermediate Index (reflects no deductions for fees, expenses or taxes)	3.78%		4.44%	4.97%

(a)

The Fund’s average annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B and Class C shares are December 14, 1992, June 7, 1993 and December 16, 1992, respectively.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

9

Columbia North Carolina Intermediate Municipal Bond Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia North Carolina Intermediate Municipal Bond Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	3.00%	(b)	1.00%	(c)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares		Class B Shares		Class C Shares
Management fees(d)	0.55%		0.55%		0.55%
Distribution and service fees	0.25%		1.00%		1.00%
Other expenses	0.13%		0.13%		0.13%
Acquired fund fees and expenses(e)	—		—		—
Total annual Fund operating expenses	0.93%		1.68%		1.68%
Fee waivers and/or reimbursements	(0.18%	)	(0.18%	)	(0.18%	)
Total net expenses(f)	0.75%		1.50%		1.50%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)

The Fund pays investment advisory fees of 0.40% and an administration fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.40% for assets up to $500 million; 0.35% for assets in excess of $500 million and up to $1 billion; 0.32% for assets in excess of $1 billion and up to $1.5 billion; 0.29% for assets in excess of $1.5 billion and up to $3 billion; 0.28% for assets in excess of $3 billion and up to $6 billion; and 0.27% for assets in excess of $6 billion.

(e)	Amount is less than 0.01% and is included in other expenses.

(f)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual operating expenses (exclusive of distribution and service fees) to 0.50% until July 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

11

Columbia North Carolina Intermediate Municipal Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$399	$594	$806	$1,415
Class B Shares
Assuming no redemption	$153	$512	$896	$1,772
Assuming complete redemption of shares at the end of the period	$453	$712	$896	$1,772
Class C Shares
Assuming no redemption	$153	$512	$896	$1,972
Assuming complete redemption of shares at the end of the period	$253	$512	$896	$1,972

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia North Carolina Intermediate Municipal Bond Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.40% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

14

Management of the Fund

Portfolio Manager

Information about the Advisor’s portfolio manager that is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Maureen G. Newman

Service with the Fund since April 2007

Investment management experience since 1985

Columbia Management associated since May 1996.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia North Carolina Intermediate Municipal Bond Fund	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

Other	Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States

17

Management of the Fund

District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.
Investment Limits	none	up to $50,000 (based on aggregate account value)(b)	up to $1,000,000
Conversion Features	none	convert to Class A shares eight years after purchase	none
Front-End Sales Charges(c)	3.25% maximum, declining to 0.00% on investments of $1 million or more	none	none
Contingent Deferred Sales Charges (CDSCs)(c)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	3.00% maximum, gradually declining to 0.00% after four years	1.00% on investments sold within one year of purchase
Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(c)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	3.00%
$100,000 – $249,999	2.50%	2.56%	2.25%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	1.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

20

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 3.25% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Class A Shares

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Choosing a Share Class

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 3.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted.

■	Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class –Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

22

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

23

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for sales made under the Systematic Investment Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

24

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%

(a)	The Fund’s Class A shares pay a combined distribution and service fee pursuant to the Fund’s combined distribution and shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

25

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

26

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

27

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

29

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is

30

Buying, Selling and Exchanging Shares

identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

32

Buying, Selling and Exchanging Shares

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

33

Buying, Selling and Exchanging Shares

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

34

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

35

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

■

Distributions that come from the Fund’s tax-exempt interest income are generally free from federal income tax. These distributions generally are not subject to state individual income tax if the Fund invests primarily in securities from that state or its subdivisions. You may, however, be subject to other state and local taxes on these distributions. A portion of these distributions may also be subject to alternative minimum taxes.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

36

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia North Carolina Intermediate Municipal Bond Fund – Class A Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$10.40		$10.56		$10.87		$10.85		$10.44
Income from Investment Operations
Net Investment Income(b)	0.40		0.41		0.41		0.41		0.44
Net Realized and Unrealized Gain (Loss) on Investments	0.03		(0.16)		(0.31)		0.02		0.41
Total from Investment Operations	0.43		0.25		0.10		0.43		0.85
Less Distributions Declared to Shareholders
From Net Investment Income	(0.39)		(0.41)		(0.41)		(0.41)		(0.44)
From Net Realized Gains	(0.06)		—		—		—		—
Total Distributions Declared to Shareholders	(0.45)		(0.41)		(0.41)		(0.41)		(0.44)
Net Asset Value, End of Period	$10.38		$10.40		$10.56		$10.87		$10.85
Total Return(c)(d)	4.23%		2.37%		0.93%		4.03%		8.21%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	0.75	%(e)	0.75	%(e)	0.75%		0.75%		0.75%
Interest Expense	—		—		—	%(f)	—	%(f)	—
Net Expenses	0.75	%(e)	0.75	%(e)	0.75%		0.75%		0.75%
Waiver/Reimbursement	0.18%		0.17%		0.23%		0.22%		0.22%
Net Investment Income	3.80	%(e)	3.89	%(e)	3.83%		3.77%		4.05%
Portfolio Turnover Rate	17%		16%		6%		20%		9%
Net Assets, End of Period (000’s)	$18,705		$19,155		$19,082		$25,608		$23,677

(a)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.
(b)	Per share data was calculated using the average shares outstanding during the period.
(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)	Had the Advisor and/or any of its affiliates not reimbursed a portion of expenses, total return would have been reduced.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)	Rounds to less than 0.01%.

37

Financial Highlights

Columbia North Carolina Intermediate Municipal Bond Fund – Class B Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$10.39		$10.56		$10.87		$10.85		$10.43
Income from Investment Operations
Net Investment Income(b)	0.32		0.33		0.33		0.33		0.36
Net Realized and Unrealized Gain (Loss) on Investments	0.04		(0.17)		(0.31)		0.02		0.42
Total from Investment Operations	0.36		0.16		0.02		0.35		0.78
Less Distributions Declared to Shareholders
From Net Investment Income	(0.31)		(0.33)		(0.33)		(0.33)		(0.36)
From Net Realized Gains	(0.06)		—		—		—		—
Total Distributions Declared to Shareholders	(0.37)		(0.33)		(0.33)		(0.33)		(0.36)
Net Asset Value, End of Period	$10.38		$10.39		$10.56		$10.87		$10.85
Total Return(c)(d)	3.55%		1.51%		0.18%		3.25%		7.51%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	1.50	%(e)	1.50	%(e)	1.50%		1.50%		1.50%
Interest Expense	—		—		—	%(f)	—	%(f)	—
Net Expenses	1.50	%(e)	1.50	%(e)	1.50%		1.50%		1.50%
Waiver/Reimbursement	0.18%		0.17%		0.23%		0.22%		0.22%
Net Investment Income	3.05	%(e)	3.14	%(e)	3.08%		3.02%		3.30%
Portfolio Turnover Rate	17%		16%		6%		20%		9%
Net Assets, End of Period (000’s)	$3,776		$4,478		$13,403		$16,228		$18,414

(a)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)	Rounds to less than 0.01%.

38

Financial Highlights

Columbia North Carolina Intermediate Municipal Bond Fund – Class C Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$10.40		$10.56		$10.87		$10.85		$10.44
Income from Investment Operations
Net Investment Income(b)	0.32		0.33		0.33		0.33		0.36
Net Realized and Unrealized Gain (Loss) on Investments	0.03		(0.16)		(0.31)		0.02		0.41
Total from Investment Operations	0.35		0.17		0.02		0.35		0.77
Less Distributions Declared to Shareholders
From Net Investment Income	(0.31)		(0.33)		(0.33)		(0.33)		(0.36)
From Net Realized Gains	(0.06)		—		—		—		—
Total Distributions Declared to Shareholders	(0.37)		(0.33)		(0.33)		(0.33)		(0.36)
Net Asset Value, End of Period	$10.38		$10.40		$10.56		$10.87		$10.85
Total Return(c)(d)	3.45%		1.60%		0.17%		3.25%		7.40%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	1.50	%(e)	1.50	%(e)	1.50%		1.50%		1.50%
Interest Expense	—		—		—	%(f)	—	%(f)	—
Net Expenses	1.50	%(e)	1.50	%(e)	1.50%		1.50%		1.50%
Waiver/Reimbursement	0.18%		0.17%		0.23%		0.22%		0.22%
Net Investment Income	3.05	%(e)	3.14	%(e)	3.08%		3.02%		3.30%
Portfolio Turnover Rate	17%		16%		6%		20%		9%
Net Assets, End of Period (000’s)	$3,760		$4,650		$4,037		$1,942		$1,585

(a)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)	Rounds to less than 0.01%.

39

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia North Carolina Intermediate Municipal Bond Fund – Class A Shares

Maximum Initial Sales Charge 3.25%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.75%	0.86%	(b)	$10,086.19	$399.10
2	10.25%	0.93%	4.97%		$10,496.70	$95.71
3	15.76%	0.93%	9.24%		$10,923.92	$99.61
4	21.55%	0.93%	13.69%		$11,368.52	$103.66
5	27.63%	0.93%	18.31%		$11,831.22	$107.88
6	34.01%	0.93%	23.13%		$12,312.75	$112.27
7	40.71%	0.93%	28.14%		$12,813.88	$116.84
8	47.75%	0.93%	33.35%		$13,335.40	$121.59
9	55.13%	0.93%	38.78%		$13,878.15	$126.54
10	62.89%	0.93%	44.43%		$14,442.99	$131.69
Total Gain After Fees and Expenses					$4,442.99
Total Annual Fees and Expenses Paid						$1,414.89

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

40

Hypothetical Fees and Expenses

Columbia North Carolina Intermediate Municipal Bond Fund – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.50%	3.50%	$10,350.00	$152.63
2	10.25%	1.68%	6.94%	$10,693.62	$176.77
3	15.76%	1.68%	10.49%	$11,048.65	$182.64
4	21.55%	1.68%	14.15%	$11,415.47	$188.70
5	27.63%	1.68%	17.94%	$11,794.46	$194.96
6	34.01%	1.68%	21.86%	$12,186.04	$201.44
7	40.71%	1.68%	25.91%	$12,590.62	$208.12
8	47.75%	1.68%	30.09%	$13,008.63	$215.03
9	55.13%	0.93%	35.38%	$13,538.08	$123.44
10	62.89%	0.93%	40.89%	$14,089.08	$128.47
Total Gain After Fees and Expenses				$4,089.08
Total Annual Fees and Expenses Paid					$1,772.20

Columbia North Carolina Intermediate Municipal Bond Fund – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.50%	3.50%	$10,350.00	$152.63
2	10.25%	1.68%	6.94%	$10,693.62	$176.77
3	15.76%	1.68%	10.49%	$11,048.65	$182.64
4	21.55%	1.68%	14.15%	$11,415.47	$188.70
5	27.63%	1.68%	17.94%	$11,794.46	$194.96
6	34.01%	1.68%	21.86%	$12,186.04	$201.44
7	40.71%	1.68%	25.91%	$12,590.62	$208.12
8	47.75%	1.68%	30.09%	$13,008.63	$215.03
9	55.13%	1.68%	34.41%	$13,440.52	$222.17
10	62.89%	1.68%	38.87%	$13,886.75	$229.55
Total Gain After Fees and Expenses				$3,886.75
Total Annual Fees and Expenses Paid					$1,972.01

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

41

Notes

42

Columbia North Carolina Intermediate Municipal Bond Fund

For More Information

You’ll find more information about Columbia North Carolina Intermediate Municipal Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia North Carolina Intermediate Municipal Bond Fund

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132225-0807

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia North Carolina Intermediate Municipal Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia North Carolina Intermediate Municipal Bond Fund (the Fund), which is one of the municipal income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia North Carolina Intermediate Municipal Bond Fund

FUNDimensions™
Columbia North Carolina Intermediate Municipal Bond Fund
Investment Objective:	Current income exempt from federal income tax and North Carolina individual income tax, consistent with moderate fluctuation of principal
Investment Style:	Municipal Single State Intermediate
Benchmark:	Lehman Brothers Municipal Quality Intermediate Index
Ticker Symbol:	Class Z: NNIBX
Principal Risks:

Investment strategy risk

Market risk

State-specific municipal securities risk

Municipal securities risk

Interest rate risk

Credit risk

Derivatives risk

Changing distribution levels risk

Low and below investment grade securities risk

FUNDamentals™

Municipal Income Funds

Municipal income funds invest primarily in municipal fixed income securities that have the potential to earn income that is generally free from income tax. State municipal income funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

   Investment Objective

The Fund seeks current income exempt from federal income tax and North Carolina individual income tax, consistent with moderate fluctuation of principal.

   Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax) and North Carolina individual income tax. These securities are issued by or on behalf of the State of North Carolina, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers. The Fund normally invests at least 80% of total assets in investment grade municipal securities. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.

The Fund may invest up to 10% of total assets in below investment grade securities. The Fund may invest in derivatives, including futures, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

5

Columbia North Carolina Intermediate Municipal Bond Fund

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■	State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could

6

Columbia North Carolina Intermediate Municipal Bond Fund

become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by S&P or Fitch) or that are below investment grade (e.g., BB or below by S&P or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia North Carolina Intermediate Municipal Bond Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 0.14%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2002:	3.74%
Worst:	2nd quarter 2004:	-1.95%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia North Carolina Intermediate Municipal Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers Municipal Quality Intermediate Index. The Lehman Brothers Municipal Quality Intermediate Index is an index of tax-free bonds with a minimum quality rating of A3 from Moody’s Investors Service, Inc. and having a maturity range between two and eleven years. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class Z shares returns before taxes	3.84%	4.17%	4.51%
Class Z shares returns after taxes on distributions	3.76%	4.15%	4.49%
Class Z shares returns after taxes on distributions and sale of Fund shares	4.06%	4.18%	4.51%
Lehman Brothers Municipal Quality Intermediate Index (reflects no deductions for fees, expenses or taxes)	3.78%	4.44%	4.97%

(a)	The inception date of the Fund’s Class Z shares is December 11, 1992.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

9

Columbia North Carolina Intermediate Municipal Bond Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia North Carolina Intermediate Municipal Bond Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class Z Shares
Management fees(a)	0.55%
Other expenses	0.13%
Acquired fund fees and expenses(b)	—
Total annual Fund operating expenses	0.68%
Fee waivers and/or reimbursements	(0.18%	)
Total net expenses(c)	0.50%

(a)

The Fund pays investment advisory fees of 0.40% and an administration fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.40% for assets up to $500 million; 0.35% for assets in excess of $500 million and up to $1 billion; 0.32% for assets in excess of $1 billion and up to $1.5 billion; 0.29% for assets in excess of $1.5 billion and up to $3 billion; 0.28% for assets in excess of $3 billion and up to $6 billion; and 0.27% for assets in excess of $6 billion.

(b)	Amount is less than 0.01% and is included in other expenses.

(c)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual operating expenses (exclusive of distribution and service fees) to 0.50% until July 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

11

Columbia North Carolina Intermediate Municipal Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$51	$199	$361	$830

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia North Carolina Intermediate Municipal Bond Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.40% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

14

Management of the Fund

Portfolio Manager

Information about the Advisor’s portfolio manager that is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Maureen G. Newman

Service with the Fund since April 2007

Investment management experience since 1985

Columbia Management associated since May 1996.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia North Carolina Intermediate Municipal Bond Fund	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or

17

Management of the Fund

consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

21

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

23

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips”

in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more

24

Buying, Selling and Exchanging Shares

or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

25

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent

26

Buying, Selling and Exchanging Shares

(each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

27

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales

28

Buying, Selling and Exchanging Shares

charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

29

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

30

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

■

Distributions that come from the Fund’s tax-exempt interest income are generally free from federal income tax. These distributions generally are not subject to state individual income tax if the Fund invests primarily in securities from that state or its subdivisions. You may, however, be subject to other state and local taxes on these distributions. A portion of these distributions may also be subject to alternative minimum taxes.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

31

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia North Carolina Intermediate Municipal Bond Fund – Class Z Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$10.39		$10.56		$10.87		$10.85		$10.43
Income from Investment Operations
Net Investment Income(b)	0.42		0.43		0.43		0.44		0.46
Net Realized and Unrealized Gain (Loss) on Investments	0.05		(0.16)		(0.30)		0.02		0.42
Total from Investment Operations	0.47		0.27		0.13		0.46		0.88
Less Distributions Declared to Shareholders
From Net Investment Income	(0.42)		(0.44)		(0.44)		(0.44)		(0.46)
From Net Realized Gains	(0.06)		—		—		—		—
Total Distributions Declared to Shareholders	(0.48)		(0.44)		(0.44)		(0.44)		(0.46)
Net Asset Value, End of Period	$10.38		$10.39		$10.56		$10.87		$10.85
Total Return(c)(d)	4.59%		2.53%		1.19%		4.29%		8.59%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	0.50	%(e)	0.50	%(e)	0.50%		0.50%		0.50%
Interest Expense	—		—		—	%(f)	—	%(f)	—
Net Expenses	0.50	%(e)	0.50	%(e)	0.50%		0.50%		0.50%
Waiver/Reimbursement	0.18%		0.17%		0.23%		0.22%		0.22%
Net Investment Income	4.05	%(e)	4.14	%(e)	4.08%		4.02%		4.30%
Portfolio Turnover Rate	17%		16%		6%		20%		9%
Net Assets, End of Period (000’s)	$155,432		$138,854		$150,588		$192,537		$203,170

(a)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)	Had the Advisor and/or any of its affiliates not reimbursed a portion of expenses, total return would have been reduced.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)	Rounds to less than 0.01%.

32

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia North Carolina Intermediate Municipal Bond Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.50%	4.50%	$10,450.00	$51.13
2	10.25%	0.68%	9.01%	$10,901.44	$72.59
3	15.76%	0.68%	13.72%	$11,372.38	$75.73
4	21.55%	0.68%	18.64%	$11,863.67	$79.00
5	27.63%	0.68%	23.76%	$12,376.18	$82.42
6	34.01%	0.68%	29.11%	$12,910.83	$85.98
7	40.71%	0.68%	34.69%	$13,468.58	$89.69
8	47.75%	0.68%	40.50%	$14,050.42	$93.56
9	55.13%	0.68%	46.57%	$14,657.40	$97.61
10	62.89%	0.68%	52.91%	$15,290.60	$101.82
Total Gain After Fees and Expenses				$5,290.60
Total Annual Fees and Expenses Paid					$829.53

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

33

Notes

34

Columbia North Carolina Intermediate Municipal Bond Fund

For More Information

You’ll find more information about Columbia North Carolina Intermediate Municipal Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia North Carolina Intermediate Municipal Bond Fund

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132226-0807

Columbia Funds Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia South Carolina Intermediate Municipal Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia South Carolina Intermediate Municipal Bond Fund (the Fund), which is one of the municipal income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management

Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia South Carolina Intermediate Municipal Bond Fund

FUNDimensions™
Columbia South Carolina Intermediate Municipal Bond Fund
Investment Objective:	Current income exempt from federal income tax and South Carolina individual income tax, consistent with moderate fluctuation of principal
Investment Style:	Municipal Single State Intermediate
Benchmark:	Lehman Brothers Municipal Quality Intermediate Index
Ticker Symbols:	Class A: NSCIX Class B: NISCX Class C: NSICX
Principal Risks:

Investment strategy risk

Market risk

State-specific municipal securities risk

Municipal securities risk

Interest rate risk

Credit risk

Derivatives risk

Changing distribution levels risk

Low and below investment grade securities risk

FUNDamentals™

Municipal Income Funds

Municipal income funds invest primarily in municipal fixed income securities that have the potential to earn income that is generally free from income tax. State municipal income funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

  Investment Objective

The Fund seeks current income exempt from federal income tax and South Carolina individual income tax, consistent with moderate fluctuation of principal.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax) and South Carolina individual income tax. These securities are issued by or on behalf of the State of South Carolina, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers. The Fund normally invests at least 80% of total assets in investment grade municipal securities. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.

The Fund may invest up to 10% of total assets in below investment grade securities. The Fund may invest in derivatives, including futures, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

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Columbia South Carolina Intermediate Municipal Bond Fund

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■	State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

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Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date

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Columbia South Carolina Intermediate Municipal Bond Fund

the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the

Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

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Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by S&P or Fitch) or that are below investment grade (e.g., BB or below by S&P or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

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Columbia South Carolina Intermediate Municipal Bond Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 0.28%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2004:	3.36%
Worst:	2nd quarter 2004:	-2.30%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia South Carolina Intermediate Municipal Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers Municipal Quality Intermediate Municipal Index. The Lehman Brothers Municipal Quality Intermediate Index is an index of tax-free bonds with a minimum quality rating of A3 from Moody’s Investors Service, Inc. and having a maturity range between two and eleven years. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years	10 years(a)
Class A shares returns before taxes	0.22%		3.32%	4.01%
Class A shares returns after taxes on distributions	0.16%		3.25%	3.96%
Class A shares returns after taxes on distributions and sale of Fund shares	1.53%		3.41%	4.04%
Class B shares returns before taxes	(0.14%	)	3.24%	3.65%
Class C shares returns before taxes	1.84%		3.24%	3.63%
Lehman Brothers Municipal Quality Intermediate Index (reflects no deductions for fees, expenses or taxes)	3.78%		4.44%	4.97%

(a)

The Fund’s average annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B and Class C shares are May 5, 1992, June 8, 1993 and June 17, 1992, respectively.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

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Columbia South Carolina Intermediate Municipal Bond Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

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Columbia South Carolina Intermediate Municipal Bond Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	3.00%	(b)	1.00%	(c)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares		Class B Shares		Class C Shares
Management fees(d)	0.55%		0.55%		0.55%
Distribution and service fees	0.25%		1.00%		1.00%
Other expenses	0.12%		0.12%		0.12%
Acquired fund fees and expenses(e)	—		—		—
Total annual Fund operating expenses	0.92%		1.67%		1.67%
Fee waivers and/or reimbursements	(0.17%	)	(0.17%	)	(0.17%	)
Total net expenses(f)	0.75%		1.50%		1.50%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)

The Fund pays investment advisory fees of 0.40% and an administration fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.40% for assets up to $500 million; 0.35% for assets in excess of $500 million and up to $1 billion; 0.32% for assets in excess of $1 billion and up to $1.5 billion; 0.29% for assets in excess of $1.5 billion and up to $3 billion; 0.28% for assets in excess of $3 billion and up to $6 billion; and 0.27% for assets in excess of $6 billion.

(e)	Amount is less than 0.01% and is included in other expenses.

(f)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual operating expenses (exclusive of distribution and service fees) to 0.50% until July 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

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Columbia South Carolina Intermediate Municipal Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

	1 year	3 years	5 years	10 years
Class A Shares	$399	$592	$802	$1,404
Class B Shares
Assuming no redemption	$153	$510	$891	$1,762
Assuming complete redemption of shares at the end of the period	$453	$710	$891	$1,762
Class C Shares
Assuming no redemption	$153	$510	$891	$1,962
Assuming complete redemption of shares at the end of the period	$253	$510	$891	$1,962

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

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Columbia South Carolina Intermediate Municipal Bond Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

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Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.40% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

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Management of the Fund

Portfolio Manager

Information about the Advisor’s portfolio manager that is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Maureen G. Newman

Service with the Fund since April 2007

Investment management experience since 1985

Columbia Management associated since May 1996.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia South Carolina Intermediate Municipal Bond Fund	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

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Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

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Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

17

Management of the Fund

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.
Investment Limits	none	up to $50,000 (based on aggregate account value)(b)	up to $1,000,000
Conversion Features	none	convert to Class A shares eight years after purchase	none
Front-End Sales Charges(c)	3.25% maximum, declining to 0.00% on investments of $1 million or more	none	none
Contingent Deferred Sales Charges (CDSCs)(c)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	3.00% maximum, gradually declining to 0.00% after four years	1.00% on investments sold within one year of purchase
Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(c)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	3.00%
$100,000 – $249,999	2.50%	2.56%	2.25%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	1.00%	(c)(d)

(a)	Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

20

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 3.25% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Class A Shares

21

Choosing a Share Class

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 3.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted.

■	Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

22

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

23

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

24

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%

(a)	The Fund’s Class A shares pay a combined distribution and service fee pursuant to the Fund’s combined distribution and shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

25

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

26

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

27

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

28

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

29

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips”

in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more

30

Buying, Selling and Exchanging Shares

or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

31

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

32

Buying, Selling and Exchanging Shares

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

33

Buying, Selling and Exchanging Shares

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

34

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

35

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

■

Distributions that come from the Fund’s tax-exempt interest income are generally free from federal income tax. These distributions generally are not subject to state individual income tax if the Fund invests primarily in securities from that state or its subdivisions. You may, however, be subject to other state and local taxes on these distributions. A portion of these distributions may also be subject to alternative minimum taxes.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

36

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia South Carolina Intermediate Municipal Bond Fund – Class A Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$10.25		$10.46		$10.79	$10.73	$10.50
Income from Investment Operations
Net Investment Income(b)	0.39		0.43		0.41	0.42	0.46
Net Realized and Unrealized Gain (Loss) on Investments	0.06		(0.17)		(0.29)	0.14	0.24
Total from Investment Operations	0.45		0.26		0.12	0.56	0.70
Less Distributions Declared to Shareholders
From Net Investment Income	(0.38)		(0.40)		(0.41)	(0.42)	(0.47)
From Net Realized Gains	(0.05)		(0.07)		(0.04)	(0.08)	— (c)
Total Distributions Declared to Shareholders	(0.43)		(0.47)		(0.45)	(0.50)	(0.47)
Net Asset Value, End of Period	$10.27		$10.25		$10.46	$10.79	$10.73
Total Return(d)(e)	4.50%		2.46%		1.11%	5.41%	6.79%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	0.75	%(f)	0.75	%(f)	0.75%	0.75%	0.75%
Interest Expense(g)	—%		—%		—%	—%	—%
Net Expenses	0.75	%(f)	0.75	%(f)	0.75%	0.75%	0.75%
Waiver/Reimbursement	0.17%		0.14%		0.21%	0.21%	0.21%
Net Investment Income	3.77	%(f)	3.78	%(f)	3.80%	3.94%	4.39%
Portfolio Turnover Rate	15%		11%		9%	15%	24%
Net Assets, End of Period (000’s)	$17,443		$18,855		$23,303	$27,956	$29,186

(a)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Had the Advisor and/or any of its affiliates not reimbursed a portion of expenses, total return would have been reduced.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Rounds to less than 0.01%.

37

Financial Highlights

Columbia South Carolina Intermediate Municipal Bond Fund – Class B Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$10.25		$10.46		$10.79	$10.73	$10.50
Income from Investment Operations
Net Investment Income(b)	0.31		0.34		0.33	0.34	0.40
Net Realized and Unrealized Gain (Loss) on Investments	0.07		(0.16)		(0.29)	0.14	0.22
Total from Investment Operations	0.38		0.18		0.04	0.48	0.62
Less Distributions Declared to Shareholders
From Net Investment Income	(0.31)		(0.32)		(0.33)	(0.34)	(0.39)
From Net Realized Gains	(0.05)		(0.07)		(0.04)	(0.08)	— (c)
Total Distributions Declared to Shareholders	(0.36)		(0.39)		(0.37)	(0.42)	(0.39)
Net Asset Value, End of Period	$10.27		$10.25		$10.46	$10.79	$10.73
Total Return(d)(e)	3.72%		1.70%		0.35%	4.62%	6.00%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	1.50	%(f)	1.50	%(f)	1.50%	1.50%	1.50%
Interest Expense(g)	—%		—%		—%	—%	—%
Net Expenses	1.50	%(f)	1.50	%(f)	1.50%	1.50%	1.50%
Waiver/Reimbursement	0.17%		0.14%		0.22%	0.21%	0.21%
Net Investment Income	3.02	%(f)	3.03	%(f)	3.06%	3.19%	3.64%
Portfolio Turnover Rate	15%		11%		9%	15%	24%
Net Assets, End of Period (000’s)	$2,866		$4,135		$8,170	$10,524	$11,892

(a)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Had the Advisor and/or any of its affiliates not reimbursed a portion of expenses, total return would have been reduced.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Rounds to less than 0.01%.

38

Financial Highlights

Columbia South Carolina Intermediate Municipal Bond Fund – Class C Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$10.26		$10.47		$10.80	$10.74	$10.51
Income from Investment Operations
Net Investment Income(b)	0.31		0.34		0.33	0.34	0.38
Net Realized and Unrealized Gain (Loss) on Investments	0.07		(0.16)		(0.29)	0.14	0.24
Total from Investment Operations	0.38		0.18		0.04	0.48	0.62
Less Distributions Declared to Shareholders
From Net Investment Income	(0.31)		(0.32)		(0.33)	(0.34)	(0.39)
From Net Realized Gains	(0.05)		(0.07)		(0.04)	(0.08)	— (c)
Total Distributions Declared to Shareholders	(0.36)		(0.39)		(0.37)	(0.42)	(0.39)
Net Asset Value, End of Period	$10.28		$10.26		$10.47	$10.80	$10.74
Total Return(d)(e)	3.72%		1.70%		0.36%	4.62%	5.98%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	1.50	%(f)	1.50	%(f)	1.50%	1.50%	1.50%
Interest Expense(g)	—%		—%		—%	—%	—%
Net Expenses	1.50	%(f)	1.50	%(f)	1.50%	1.50%	1.50%
Waiver/Reimbursement	0.17%		0.14%		0.22%	0.21%	0.21%
Net Investment Income	3.02	%(f)	3.03	%(f)	3.06%	3.19%	3.64%
Portfolio Turnover Rate	15%		11%		9%	15%	24%
Net Assets, End of Period (000’s)	$6,324		$7,060		$7,944	$9,103	$9,997

(a)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Had the Advisor and/or any of its affiliates not reimbursed a portion of expenses, total return would have been reduced.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Rounds to less than 0.01%.

39

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia South Carolina Intermediate Municipal Bond Fund – Class A Shares

Maximum Initial Sales Charge 3.25%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.75%	0.86%	(b)	$10,086.19	$399.10
2	10.25%	0.92%	4.98%		$10,497.70	$94.69
3	15.76%	0.92%	9.26%		$10,926.01	$98.55
4	21.55%	0.92%	13.72%		$11,371.79	$102.57
5	27.63%	0.92%	18.36%		$11,835.76	$106.75
6	34.01%	0.92%	23.19%		$12,318.66	$111.11
7	40.71%	0.92%	28.21%		$12,821.26	$115.64
8	47.75%	0.92%	33.44%		$13,344.37	$120.36
9	55.13%	0.92%	38.89%		$13,888.82	$125.27
10	62.89%	0.92%	44.55%		$14,455.48	$130.38
Total Gain After Fees and Expenses					$4,455.48
Total Annual Fees and Expenses Paid						$1,404.42

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deductions of the maximum initial sales charge.

40

Hypothetical Fees and Expenses

Columbia South Carolina Intermediate Municipal Bond Fund – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.50%	3.50%	$10,350.00	$152.63
2	10.25%	1.67%	6.95%	$10,694.66	$175.72
3	15.76%	1.67%	10.51%	$11,050.79	$181.57
4	21.55%	1.67%	14.19%	$11,418.78	$187.62
5	27.63%	1.67%	17.99%	$11,799.02	$193.87
6	34.01%	1.67%	21.92%	$12,191.93	$200.32
7	40.71%	1.67%	25.98%	$12,597.92	$207.00
8	47.75%	1.67%	30.17%	$13,017.43	$213.89
9	55.13%	0.92%	35.49%	$13,548.54	$122.20
10	62.89%	0.92%	41.01%	$14,101.33	$127.19
Total Gain After Fees and Expenses				$4,101.33
Total Annual Fees and Expenses Paid					$1,762.01

Columbia South Carolina Intermediate Municipal Bond Fund – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.50%	3.50%	$10,350.00	$152.63
2	10.25%	1.67%	6.95%	$10,694.66	$175.72
3	15.76%	1.67%	10.51%	$11,050.79	$181.57
4	21.55%	1.67%	14.19%	$11,418.78	$187.62
5	27.63%	1.67%	17.99%	$11,799.02	$193.87
6	34.01%	1.67%	21.92%	$12,191.93	$200.32
7	40.71%	1.67%	25.98%	$12,597.92	$207.00
8	47.75%	1.67%	30.17%	$13,017.43	$213.89
9	55.13%	1.67%	34.51%	$13,450.91	$221.01
10	62.89%	1.67%	38.99%	$13,898.83	$228.37
Total Gain After Fees and Expenses				$3,898.83
Total Annual Fees and Expenses Paid					$1,962.00

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

41

Notes

42

Columbia South Carolina Intermediate Municipal Bond Fund

For More Information

You’ll find more information about Columbia South Carolina Intermediate Municipal Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia South Carolina Intermediate Municipal Bond Fund

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132428-0807

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia South Carolina Intermediate Municipal Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia South Carolina Intermediate Municipal Bond Fund (the Fund), which is one of the municipal income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia South Carolina Intermediate Municipal Bond Fund

FUNDimensions™
Columbia South Carolina Intermediate Municipal Bond Fund
Investment Objective:	Current income exempt from federal income tax and South Carolina individual income tax, consistent with moderate fluctuation of principal
Investment Style:	Municipal Single State Intermediate
Benchmark:	Lehman Brothers Municipal Quality Intermediate Index
Ticker Symbol:	Class Z: NSCMX
Principal Risks:

Investment strategy risk

Market risk

State-specific municipal securities risk

Municipal securities risk

Interest rate risk

Credit risk

Derivatives risk

Changing distribution levels risk

Low and below investment grade securities risk

FUNDamentals™

Municipal Income Funds

Municipal income funds invest primarily in municipal fixed income securities that have the potential to earn income that is generally free from income tax. State municipal income funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

   Investment Objective

The Fund seeks current income exempt from federal income tax and South Carolina individual income tax, consistent with moderate fluctuation of principal.

   Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax) and South Carolina individual income tax. These securities are issued by or on behalf of the State of South Carolina, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers. The Fund normally invests at least 80% of total assets in investment grade municipal securities. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.

The Fund may invest up to 10% of total assets in below investment grade securities. The Fund may invest in derivatives, including futures, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

5

Columbia South Carolina Intermediate Municipal Bond Fund

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date

6

Columbia South Carolina Intermediate Municipal Bond Fund

the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the

Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by S&P or Fitch) or that are below investment grade (e.g., BB or below by S&P or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia South Carolina Intermediate Municipal Bond Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 0.31%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2004:	3.43%
Worst:	2nd quarter 2004:	-2.24%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia South Carolina Intermediate Municipal Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers Municipal Quality Intermediate Index. The Lehman Brothers Municipal Quality Intermediate Index is an index of tax-free bonds with a minimum quality rating of A3 from Moody’s Investors Service, Inc. and having a maturity range between two and eleven years. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class Z shares returns before taxes	3.87%	4.28%	4.61%
Class Z shares returns after taxes on distributions	3.80%	4.20%	4.56%
Class Z shares returns after taxes on distributions and sale of Fund shares	4.03%	4.28%	4.61%
Lehman Brothers Municipal Quality Intermediate Index (reflects no deductions for fees, expenses or taxes)	3.78%	4.44%	4.97%

(a)	The inception date of the Fund’s Class Z shares is January 6, 1992.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

9

Columbia South Carolina Intermediate Municipal Bond Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia South Carolina Intermediate Municipal Bond Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class Z Shares
Management fees(a)	0.55%
Other expenses	0.12%
Acquired fund fees and expenses(b)	—
Total annual Fund operating expenses	0.67%
Fee waivers and/or reimbursements	(0.17%	)
Total net expenses(c)	0.50%

(a)

The Fund pays investment advisory fees of 0.40% and an administration fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.40% for assets up to $500 million; 0.35% for assets in excess of $500 million and up to $1 billion; 0.32% for assets in excess of $1 billion and up to $1.5 billion; 0.29% for assets in excess of $1.5 billion and up to $3 billion; 0.28% for assets in excess of $3 billion and up to $6 billion; and 0.27% for assets in excess of $6 billion.

(b)	Amount is less than 0.01% and is included in other expenses.

(c)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual operating expenses (exclusive of distribution and service fees) to 0.50% until July 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

11

Columbia South Carolina Intermediate Municipal Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$51	$197	$356	$818

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia South Carolina Intermediate Municipal Bond Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.40% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

14

Management of the Fund

Portfolio Manager

Information about the Advisor’s portfolio manager that is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Maureen G. Newman

Service with the Fund since April 2007

Investment management experience since 1985

Columbia Management associated since May 1996.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia South Carolina Intermediate Municipal Bond Fund	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

17

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

21

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

22

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

23

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips”

in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more

24

Buying, Selling and Exchanging Shares

or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

25

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent

26

Buying, Selling and Exchanging Shares

(each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

27

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

28

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

29

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

30

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

■

Distributions that come from the Fund’s tax-exempt interest income are generally free from federal income tax. These distributions generally are not subject to state individual income tax if the Fund invests primarily in securities from that state or its subdivisions. You may, however, be subject to other state and local taxes on these distributions. A portion of these distributions may also be subject to alternative minimum taxes.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning.

Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

31

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia South Carolina Intermediate Municipal Bond Fund – Class Z Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$10.25		$10.46		$10.79	$10.74	$10.50
Income from Investment Operations
Net Investment Income(b)	0.41		0.46		0.43	0.45	0.50
Net Realized and Unrealized Gain (Loss) on Investments	0.07		(0.18)		(0.29)	0.13	0.24
Total from Investment Operations	0.48		0.28		0.14	0.58	0.74
Less Distributions Declared to Shareholders
From Net Investment Income	(0.41)		(0.42)		(0.43)	(0.45)	(0.50)
From Net Realized Gains	(0.05)		(0.07)		(0.04)	(0.08)	— (c)
Total Distributions Declared to Shareholders	(0.46)		(0.49)		(0.47)	(0.53)	(0.50)
Net Asset Value, End of Period	$10.27		$10.25		$10.46	$10.79	$10.74
Total Return(d)(e)	4.76%		2.71%		1.36%	5.57%	7.16%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	0.50	%(f)	0.50	%(f)	0.50%	0.50%	0.50%
Interest Expense(g)	—%		—%		—%	—%	—%
Net Expenses	0.50	%(f)	0.50	%(f)	0.50%	0.50%	0.50%
Waiver/Reimbursement	0.17%		0.14%		0.22%	0.21%	0.21%
Net Investment Income	4.01	%(f)	4.03	%(f)	4.05%	4.19%	4.64%
Portfolio Turnover Rate	15%		11%		9%	15%	24%
Net Assets, End of Period (000’s)	$157,399		$160,021		$178,468	$220,249	$212,300

(a)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Rounds to less than 0.01%.

32

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia South Carolina Intermediate Municipal Bond Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.50%	4.50%	$10,450.00	$51.13
2	10.25%	0.67%	9.02%	$10,902.49	$71.53
3	15.76%	0.67%	13.75%	$11,374.56	$74.63
4	21.55%	0.67%	18.67%	$11,867.08	$77.86
5	27.63%	0.67%	23.81%	$12,380.93	$81.23
6	34.01%	0.67%	29.17%	$12,917.02	$84.75
7	40.71%	0.67%	34.76%	$13,476.33	$88.42
8	47.75%	0.67%	40.60%	$14,059.85	$92.25
9	55.13%	0.67%	46.69%	$14,668.64	$96.24
10	62.89%	0.67%	53.04%	$15,303.80	$100.41
Total Gain After Fees and Expenses				$5,303.80
Total Annual Fees and Expenses Paid					$818.45

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

33

Notes

34

Columbia South Carolina Intermediate Municipal Bond Fund

For More Information

You’ll find more information about Columbia South Carolina Intermediate Municipal Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia South Carolina Intermediate Municipal Bond Fund

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132227-0807

Columbia Funds Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia Virginia Intermediate Municipal Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Virginia Intermediate Municipal Bond Fund (the Fund), which is one of the municipal income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Virginia Intermediate Municipal Bond Fund

FUNDimensions™
Columbia Virginia Intermediate Municipal Bond Fund
Investment Objective:	Current income exempt from federal income tax and Virginia individual income tax, consistent with moderate fluctuation of principal
Investment Style:	Municipal Single State Intermediate
Benchmark:	Lehman Brothers Municipal Quality Intermediate Index
Ticker Symbols:	Class A: NVAFX Class B: NVANX Class C: NVRCX
Principal Risks:

Investment strategy risk

Market risk

State-specific municipal securities risk

Municipal securities risk

Interest rate risk

Credit risk

Derivatives risk

Changing distribution levels risk

Low and below investment grade securities risk

FUNDamentals™

Municipal Income Funds

Municipal income funds invest primarily in municipal fixed income securities that have the potential to earn income that is generally free from income tax. State municipal income funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

  Investment Objective

The Fund seeks current income exempt from federal income tax and Virginia individual income tax, consistent with moderate fluctuation of principal.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax) and Virginia individual income tax. These securities are issued by or on behalf of the Commonwealth of Virginia, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers. The Fund normally invests at least 80% of total assets in investment grade municipal securities. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.

The Fund may invest up to 10% of total assets in below investment grade securities. The Fund may invest in derivatives, including futures, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; or for other reasons.

5

Columbia Virginia Intermediate Municipal Bond Fund

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■	State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could

6

Columbia Virginia Intermediate Municipal Bond Fund

become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the

Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by S&P or Fitch) or that are below investment grade (e.g., BB or below by S&P or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Virginia Intermediate Municipal Bond Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: (0.11)%
**	This year’s return has been revised from the 5.62% disclosed in the Fund’s prior years’ prospectuses.

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2002:	3.43%
Worst:	2nd quarter 2004:	-1.94%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Virginia Intermediate Municipal Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers Municipal Quality Intermediate Index. The Lehman Brothers Municipal Quality Intermediate Index is an index of tax-free bonds with a minimum quality rating of A-3 from Moody’s Investors Service, Inc. and having a maturity range between two and eleven years. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years	10 years(a)
Class A shares returns before taxes	0.33%		3.14%	3.92%
Class A shares returns after taxes on distributions	0.26%		3.12%	3.91%
Class A shares returns after taxes on distributions and sale of Fund shares	1.51%		3.24%	3.95%
Class B shares returns before taxes	(0.09%	)	3.05%	3.54%
Class C shares returns before taxes	1.90%		3.04%	3.53%
Lehman Brothers Municipal Quality Intermediate Index (reflects no deductions for fees, expenses or taxes)	3.78%		4.44%	4.97%

(a)

The Fund’s average annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B and Class C shares are December 5, 1989, June 7, 1993 and June 17, 1992, respectively.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

9

Columbia Virginia Intermediate Municipal Bond Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Virginia Intermediate Municipal Bond Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	3.00%	(b)	1.00%	(c)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares		Class B Shares		Class C Shares
Management fees(d)	0.55%		0.55%		0.55%
Distribution and service fees	0.25%		1.00%		1.00%
Other expenses	0.08%		0.08%		0.08%
Acquired fund fees and expenses(e)	—		—		—
Total annual Fund operating expenses	0.88%		1.63%		1.63%
Fee waivers and/or reimbursements	(0.13%	)	(0.13%	)	(0.13%	)
Total net expenses(f)	0.75%		1.50%		1.50%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)

The Fund pays investment advisory fees of 0.40% and an administration fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.40% for assets up to $500 million; 0.35% for assets in excess of $500 million and up to $1 billion; 0.32% for assets in excess of $1 billion and up to $1.5 billion; 0.29% for assets in excess of $1.5 billion and up to $3 billion; 0.28% for assets in excess of $3 billion and up to $6 billion; and 0.27% for assets in excess of $6 billion.

(e)	Amount is less than 0.01% and is included in other expenses.

(f)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual operating expenses (exclusive of distribution and service fees) to 0.50% until July 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

11

Columbia Virginia Intermediate Municipal Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$399	$584	$784	$1,362
Class B Shares
Assuming no redemption	$153	$502	$874	$1,721
Assuming complete redemption of shares at the end of the period	$453	$702	$874	$1,721
Class C Shares
Assuming no redemption	$153	$502	$874	$1,922
Assuming complete redemption of shares at the end of the period	$253	$502	$874	$1,922

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Virginia Intermediate Municipal Bond Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.40% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

14

Management of the Fund

Portfolio Manager

Information about the Advisor’s portfolio manager that is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Kimberly A. Campbell

Service with the Fund since April 2007

Investment management experience since 1980

Columbia Management associated since June 1995.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Virginia Intermediate Municipal Bond Fund	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

Other	Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

17

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.
Investment Limits	none	up to $50,000 (based on aggregate account value)(b)	up to $1,000,000
Conversion Features	none	convert to Class A shares eight years after purchase	none
Front-End Sales Charges(c)	3.25% maximum, declining to 0.00% on investments of $1 million or more	none	none
Contingent Deferred Sales Charges (CDSCs)(c)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	3.00% maximum, gradually declining to 0.00% after four years	1.00% on investments sold within one year of purchase
Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(c)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	3.00%
$100,000 – $249,999	2.50%	2.56%	2.25%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	1.00%	(c)(d)

(a)	Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

20

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 3.25% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Class A Shares

21

Choosing a Share Class

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 3.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted.

■	Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

22

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

23

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

24

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%

(a)	The Fund’s Class A shares pay a combined distribution and service fee pursuant to the Fund’s combined distribution and shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

25

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

26

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

27

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

28

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not

29

Buying, Selling and Exchanging Shares

apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

30

Buying, Selling and Exchanging Shares

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

31

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

32

Buying, Selling and Exchanging Shares

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

33

Buying, Selling and Exchanging Shares

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

34

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

35

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

■

Distributions that come from the Fund’s tax-exempt interest income are generally free from federal income tax. These distributions generally are not subject to state individual income tax if the Fund invests primarily in securities from that state or its subdivisions. You may, however, be subject to other state and local taxes on these distributions. A portion of these distributions may also be subject to alternative minimum taxes.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

36

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Virginia Intermediate Municipal Bond Fund – Class A Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$10.67		$10.86		$11.21	$11.18	$10.79
Income from Investment Operations
Net Investment Income(b)	0.38		0.38		0.40	0.43	0.46
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	0.11		(0.18)		(0.33)	0.03	0.38
Total from Investment Operations	0.49		0.20		0.07	0.46	0.84
Less Distributions Declared to Shareholders
From Net Investment Income	(0.38)		(0.38)		(0.40)	(0.43)	(0.45)
From Net Realized Gains	(0.05)		(0.01)		(0.02)	— (c)	—
Total Distributions Declared to Shareholders	(0.43)		(0.39)		(0.42)	(0.43)	(0.45)
Net Asset Value, End of Period	$10.73		$10.67		$10.86	$11.21	$11.18
Total Return(d)(e)	4.64%		1.88%		0.69%	4.21%	7.95%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	0.75	%(f)	0.75	%(f)	0.75%	0.75%	0.75%
Interest Expense(g)	—%		—%		—%	—%	—%
Net Expenses	0.75	%(f)	0.75	%(f)	0.75%	0.75%	0.75%
Waiver/Reimbursement	0.13%		0.12%		0.19%	0.20%	0.20%
Net investment income	3.55	%(f)	3.54	%(f)	3.70%	3.85%	4.11%
Portfolio Turnover Rate	22%		30%		14%	17%	7%
Net Assets, End of Period (000’s)	$48,924		$53,054		$48,476	$57,288	$57,088

(a)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Rounds to less than 0.01%.

37

Financial Highlights

Columbia Virginia Intermediate Municipal Bond Fund – Class B Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$10.67		$10.86		$11.22	$11.18	$10.79
Income from Investment Operations
Net Investment Income(b)	0.30		0.30		0.32	0.35	0.37
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	0.11		(0.18)		(0.34)	0.04	0.39
Total from Investment Operations	0.41		0.12		(0.02)	0.39	0.76
Less Distributions Declared to Shareholders
From Net Investment Income	(0.30)		(0.30)		(0.32)	(0.35)	(0.37)
From Net Realized Gains	(0.05)		(0.01)		(0.02)	— (c)	—
Total Distributions Declared to Shareholders	(0.35)		(0.31)		(0.34)	(0.35)	(0.37)
Net Asset Value, End of Period	$10.73		$10.67		$10.86	$11.22	$11.18
Total Return(d)(e)	3.86%		1.12%		(0.15%)	3.52%	7.14%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	1.50	%(f)	1.50	%(f)	1.50%	1.50%	1.50%
Interest Expense(g)	—%		—%		—%	—%	—%
Net Expenses	1.50	%(f)	1.50	%(f)	1.50%	1.50%	1.50%
Waiver/Reimbursement	0.13%		0.12%		0.19%	0.20%	0.20%
Net Investment Income	2.80	%(f)	2.79	%(f)	2.95%	3.10%	3.36%
Portfolio Turnover Rate	22%		30%		14%	17%	7%
Net Assets, End of Period (000’s)	$3,119		$4,360		$13,563	$15,907	$17,337

(a)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Rounds to less than 0.01%.

38

Financial Highlights

Columbia Virginia Intermediate Municipal Bond Fund – Class C Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$10.67		$10.86		$11.21	$11.18	$10.79
Income from Investment Operations
Net Investment Income(b)	0.30		0.30		0.32	0.35	0.37
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	0.11		(0.18)		(0.33)	0.03	0.39
Total from Investment Operations	0.41		0.12		(0.01)	0.38	0.76
Less Distributions Declared to Shareholders
From Net Investment Income	(0.30)		(0.30)		(0.32)	(0.35)	(0.37)
From Net Realized Gains	(0.05)		(0.01)		(0.02)	— (c)	—
Total Distributions Declared to Shareholders	(0.35)		(0.31)		(0.34)	(0.35)	(0.37)
Net Asset Value, End of Period	$10.73		$10.67		$10.86	$11.21	$11.18
Total Return(d)(e)	3.86%		1.12%		(0.06%)	3.43%	7.14%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	1.50	%(f)	1.50	%(f)	1.50%	1.50%	1.50%
Interest Expense(g)	—%		—%		—%	—%	—%
Net Expenses	1.50	%(f)	1.50	%(f)	1.50%	1.50%	1.50%
Waiver/Reimbursement	0.13%		0.12%		0.19%	0.20%	0.20%
Net Investment Income	2.80	%(f)	2.79	%(f)	2.95%	3.10%	3.36%
Portfolio Turnover Rate	22%		30%		14%	17%	7%
Net Assets, End of Period (000’s)	$1,340		$1,450		$1,860	$2,303	$1,680

(a)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Rounds to less than 0.01%.

39

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Virginia Intermediate Municipal Bond Fund – Class A Shares

Maximum Initial Sales Charge 3.25%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.75%	0.86%	(b)	$10,086.19	$399.10
2	10.25%	0.88%	5.02%		$10,501.74	$90.59
3	15.76%	0.88%	9.34%		$10,934.41	$94.32
4	21.55%	0.88%	13.85%		$11,384.91	$98.20
5	27.63%	0.88%	18.54%		$11,853.97	$102.25
6	34.01%	0.88%	23.42%		$12,342.35	$106.46
7	40.71%	0.88%	28.51%		$12,850.85	$110.85
8	47.75%	0.88%	33.80%		$13,380.31	$115.42
9	55.13%	0.88%	39.32%		$13,931.58	$120.17
10	62.89%	0.88%	45.06%		$14,505.56	$125.12
Total Gain After Fees and Expenses					$4,505.56
Total Annual Fees and Expenses Paid						$1,362.48

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

40

Hypothetical Fees and Expenses

Columbia Virginia Intermediate Municipal Bond Fund – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.50%	3.50%	$10,350.00	$152.63
2	10.25%	1.63%	6.99%	$10,698.80	$171.55
3	15.76%	1.63%	10.59%	$11,059.34	$177.33
4	21.55%	1.63%	14.32%	$11,432.04	$183.30
5	27.63%	1.63%	18.17%	$11,817.30	$189.48
6	34.01%	1.63%	22.16%	$12,215.55	$195.87
7	40.71%	1.63%	26.27%	$12,627.21	$202.47
8	47.75%	1.63%	30.53%	$13,052.75	$209.29
9	55.13%	0.88%	35.91%	$13,590.52	$117.23
10	62.89%	0.88%	41.50%	$14,150.45	$122.06
Total Gain After Fees and Expenses				$4,150.45
Total Annual Fees and Expenses Paid					$1,721.21

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Virginia Intermediate Municipal Bond Fund – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.50%	3.50%	$10,350.00	$152.63
2	10.25%	1.63%	6.99%	$10,698.80	$171.55
3	15.76%	1.63%	10.59%	$11,059.34	$177.33
4	21.55%	1.63%	14.32%	$11,432.04	$183.30
5	27.63%	1.63%	18.17%	$11,817.30	$189.48
6	34.01%	1.63%	22.16%	$12,215.55	$195.87
7	40.71%	1.63%	26.27%	$12,627.21	$202.47
8	47.75%	1.63%	30.53%	$13,052.75	$209.29
9	55.13%	1.63%	34.93%	$13,492.63	$216.34
10	62.89%	1.63%	39.47%	$13,947.33	$223.64
Total Gain After Fees and Expenses				$3,947.33
Total Annual Fees and Expenses Paid					$1,921.90

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

41

Notes

42

Columbia Virginia Intermediate Municipal Bond Fund

For More Information

You’ll find more information about Columbia Virginia Intermediate Municipal Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Virginia Intermediate Municipal Bond Fund

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132228-0807

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007

Columbia Virginia Intermediate Municipal Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Virginia Intermediate Municipal Bond Fund (the Fund), which is one of the municipal income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Virginia Intermediate Municipal Bond Fund

FUNDimensions™
Columbia Virginia Intermediate Municipal Bond Fund
Investment Objective:	Current income exempt from federal income tax and Virginia individual income tax, consistent with moderate fluctuation of principal
Investment Style:	Municipal Single State Intermediate
Benchmark:	Lehman Brothers Municipal Quality Intermediate Index
Ticker Symbol:	Class Z: NVABX
Principal Risks:	Investment strategy risk
Market risk
State-specific municipal securities risk
Municipal securities risk
Interest rate risk
Credit risk
Derivatives risk
Changing distribution levels risk
Low and below investment grade securities risk

FUNDamentals™

Municipal Income Funds

Municipal income funds invest primarily in municipal fixed income securities that have the potential to earn income that is generally free from income tax. State municipal income funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

   Investment Objective

The Fund seeks current income exempt from federal income tax and Virginia individual income tax, consistent with moderate fluctuation of principal.

   Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax) and Virginia individual income tax. These securities are issued by or on behalf of the Commonwealth of Virginia, its political subdivisions, agencies, instrumentalities and authorities, and other qualified issuers. The Fund normally invests at least 80% of total assets in investment grade municipal securities. Under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.

The Fund may invest up to 10% of total assets in below investment grade securities. The Fund may invest in derivatives, including futures, options, swap contracts, inverse floaters and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; or for other reasons.

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Columbia Virginia Intermediate Municipal Bond Fund

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may not be changed without shareholder approval.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■	State-Specific Municipal Securities Risk – Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state.

The value of Fund shares may be more volatile than the value of shares of funds that invest in municipal securities of issuers in different states, as the Fund is potentially more subject to unfavorable developments than funds that invest in municipal securities of many different states. A municipal security can be significantly affected by adverse tax, legislative, demographic or political changes as well as changes in the state’s financial or economic condition and prospects. The SAI provides greater detail about risks specific to the municipal securities of the state in which the Fund invests, which investors should carefully consider.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you

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Columbia Virginia Intermediate Municipal Bond Fund

may be required to file an amended tax return and pay additional taxes as a result.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by S&P or Fitch) or that are below investment grade (e.g., BB or below by S&P or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

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Columbia Virginia Intermediate Municipal Bond Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: (0.08)%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2002:	3.49%
Worst:	2nd quarter 2004:	-1.88%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■ management of fund holdings,

■ market conditions,

■ fund expenses, and

■ flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia Virginia Intermediate Municipal Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers Municipal Quality Intermediate Index. The Lehman Brothers Municipal Quality Intermediate Index is an index of tax-free bonds with a minimum quality rating of A-3 from Moody’s Investors Service, Inc. and having a maturity range between two and eleven years. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class Z shares returns before taxes	3.93%	4.08%	4.51%
Class Z shares returns after taxes on distributions	3.86%	4.06%	4.50%
Class Z shares returns after taxes on distributions and sale of Fund shares	3.99%	4.09%	4.50%
Lehman Brothers Municipal Quality Intermediate Index (reflects no deductions for fees, expenses or taxes)	3.78%	4.44%	4.97%

(a)	The inception date of the Fund’s Class Z shares is September 20, 1989.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

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Columbia Virginia Intermediate Municipal Bond Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■ shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■ management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

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Columbia Virginia Intermediate Municipal Bond Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees(a)	0.55%
Other expenses	0.08%
Acquired fund fees and expenses(b)	—
Total annual Fund operating expenses	0.63%
Fee waivers and/or reimbursements	(0.13)%
Total net expenses(c)	0.50%

(a)

The Fund pays investment advisory fees of 0.40% and an administration fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.40% for assets up to $500 million; 0.35% for assets in excess of $500 million and up to $1 billion; 0.32% for assets in excess of $1 billion and up to $1.5 billion; 0.29% for assets in excess of $1.5 billion and up to $3 billion; 0.28% for assets in excess of $3 billion and up to $6 billion; and 0.27% for assets in excess of $6 billion.

(b)	Amount is less than 0.01% and is included in other expenses.

(c)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual operating expenses (exclusive of distribution and service fees) to 0.50% until July 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

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Columbia Virginia Intermediate Municipal Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$51	$189	$338	$774

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

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Columbia Virginia Intermediate Municipal Bond Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

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Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.40% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

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Management of the Fund

Portfolio Manager

Information about the Advisor’s portfolio manager that is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Kimberly A. Campbell

Service with the Fund since April 2007

Investment management experience since 1980

Columbia Management associated since June 1995.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Virginia Intermediate Municipal Bond Fund	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

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Management of the Fund

Other	Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

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Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States

17

Management of the Fund

District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

21

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

22

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

23

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips”

in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

24

Buying, Selling and Exchanging Shares

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

25

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent

26

Buying, Selling and Exchanging Shares

(each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a

27

Buying, Selling and Exchanging Shares

monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

28

Buying, Selling and Exchanging Shares

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

29

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

30

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

■

Distributions that come from the Fund’s tax-exempt interest income are generally free from federal income tax. These distributions generally are not subject to state individual income tax if the Fund invests primarily in securities from that state or its subdivisions. You may, however, be subject to other state and local taxes on these distributions. A portion of these distributions may also be subject to alternative minimum taxes.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

31

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Virginia Intermediate Municipal Bond Fund – Class Z Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$10.67		$10.86		$11.21	$11.18	$10.79
Income from Investment Operations
Net Investment Income(b)	0.41		0.44		0.43	0.46	0.48
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts	0.10		(0.21)		(0.33)	0.03	0.39
Total from Investment Operations	0.51		0.23		0.10	0.49	0.87
Less Distributions Declared to Shareholders
From Net Investment Income	(0.40)		(0.41)		(0.43)	(0.46)	(0.48)
From Net Realized Gains	(0.05)		(0.01)		(0.02)	— (c)	—
Total Distributions Declared to Shareholders	(0.45)		(0.42)		(0.45)	(0.46)	(0.48)
Net Asset Value, End of Period	$10.73		$10.67		$10.86	$11.21	$11.18
Total Return(d)(e)	4.90%		2.13%		0.94%	4.47%	8.21%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	0.50	%(f)	0.50	%(f)	0.50%	0.50%	0.50%
Interest Expense(g)	—%		—%		—%	—%	—%
Net Expenses	0.50	%(f)	0.50	%(f)	0.50%	0.50%	0.50%
Waiver/Reimbursement	0.13%		0.12%		0.19%	0.20%	0.20%
Net Investment Income	3.80	%(f)	3.79	%(f)	3.94%	4.10%	4.36%
Portfolio Turnover Rate	22%		30%		14%	17%	7%
Net Assets, End of Period (000’s)	$273,728		$266,292		$282,024	$280,515	$287,348

(a)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Rounds to less than $0.01 per share.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Rounds to less than 0.01%.

32

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Virginia Intermediate Municipal Bond Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.50%	4.50%	$10,450.00	$51.13
2	10.25%	0.63%	9.07%	$10,906.67	$67.27
3	15.76%	0.63%	13.83%	$11,383.29	$70.21
4	21.55%	0.63%	18.81%	$11,880.74	$73.28
5	27.63%	0.63%	24.00%	$12,399.92	$76.48
6	34.01%	0.63%	29.42%	$12,941.80	$79.83
7	40.71%	0.63%	35.07%	$13,507.36	$83.31
8	47.75%	0.63%	40.98%	$14,097.63	$86.96
9	55.13%	0.63%	47.14%	$14,713.70	$90.76
10	62.89%	0.63%	53.57%	$15,356.68	$94.72
Total Gain After Fees and Expenses				$5,356.68
Total Annual Fees and Expenses Paid					$773.95

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

33

Notes

34

Columbia Virginia Intermediate Municipal Bond Fund

For More Information

You’ll find more information about Columbia Virginia Intermediate Municipal Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Virginia Intermediate Municipal Bond Fund

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132229-0807

Columbia Funds Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Corporate Bond Portfolio

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Portfolio Shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Portfolio Shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Portfolio and may be compensated or incented in connection with the sale of Portfolio Shares. The Portfolio may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE PORTFOLIO INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Corporate Bond Portfolio (the Portfolio), which is one of the Fixed Income Sector Portfolios in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Portfolio in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Portfolio, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Portfolio’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Portfolio’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a description of the Portfolio’s Shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Portfolio, including:

■	how to buy and sell Shares of the Portfolio, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Portfolio’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Portfolio.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals ™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Portfolio’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Portfolio in the Statement of Additional Information (SAI), which includes more detailed information about the Portfolio’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Portfolio is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Portfolio’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Portfolio’s distributor (the Distributor). Columbia Management Services, Inc. is the Portfolio’s transfer agent (the Transfer Agent).

The Portfolio, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Portfolio and any other Columbia Fund carefully before investing.

4

Corporate Bond Portfolio

FUNDimensions™
Corporate Bond Portfolio
Investment Objective:	Total return, consisting of current income and capital appreciation
Investment Style:	Fixed Income Sector Portfolio
Benchmark:	Lehman Brothers U.S. Credit Bond Index
Ticker Symbol:	Shares: NCOBX
Principal Risks:

Investment strategy risk

Market risk

Interest rate risk

U.S. Government obligations risk

Mortgage-backed securities risk

Asset-backed securities risk

Credit risk

Foreign securities risk

Convertible securities risk

Reinvestment risk

Repurchase agreements risk

Derivatives risk

Changing distribution levels risk

Frequent trading risk

FUNDamentals™

Fixed Income Funds

Fixed income funds invest primarily in debt securities that may be issued by governments, companies or special purpose entities. Debt securities pay interest at a specified rate on a specified date or dates, and the principal is paid when the security reaches maturity. Prices of debt securities may appreciate as interest rates fall but may lose value as interest rates rise.

Fixed income funds may be a suitable investment for you if you:

■  are looking for a regular stream of income, and

■  are prepared to bear the risks associated with investments in debt securities.

   Investment Objective

The Portfolio seeks total return, consisting of current income and capital appreciation.

   Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of net assets in corporate debt securities (rated BBB or better by Standard & Poor’s (S&P)), including asset-backed securities and dollar denominated foreign securities. The Portfolio may invest up to 20% of net assets in U.S. Treasury obligations or other U.S. Government obligations, preferred stocks and convertible securities. The Portfolio also may invest in unrated securities determined by the Advisor to be of comparable quality to investment grade securities at the time of purchase. Under normal circumstances, the Portfolio’s dollar-weighted average maturity will be between five and fifteen years and its duration will be between four and seven years.

The Portfolio may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Portfolio may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Portfolio also may invest in private placements to seek to enhance its yield.

The Portfolio also may participate in mortgage dollar rolls up to the Portfolio’s then current position in mortgage-backed securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Portfolio’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Portfolio’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Portfolio, evaluates a security based on its potential to generate income and/or capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its coupon, yield, maturity, any call features and value relative to other securities.

5

Corporate Bond Portfolio

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

The Portfolio’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

The Portfolio’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Portfolio to incur higher transaction costs (which may adversely affect the Portfolio’s performance) and may increase taxable distributions for shareholders.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, collateralized debt obligations, and other types of consumer loans or lease receivables.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

Convertible Securities

Convertible securities, which include convertible bonds and convertible preferred stocks, can be exchanged for common stock at a specified rate. The common stock it converts to is called the “underlying” common stock.

Convertible securities typically:

■  have higher income potential than the underlying common stock,

■  are affected less by changes in the stock market than the underlying common stock, and

■   have the potential to change in value if the value of the underlying common stock changes.

6

Corporate Bond Portfolio

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Portfolio’s shares to lose value or may cause the Portfolio to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Portfolio holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Portfolio. Accordingly, an investment in the Portfolio could lose money over short or even long periods. The market values of the securities the Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Portfolio receives from it but will affect the value of the Portfolio’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Mortgage-Backed Securities Risk – The value of the Portfolio’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Portfolio to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

7

Corporate Bond Portfolio

■

Asset-Backed Securities Risk – The value of the Portfolio’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Portfolio to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Portfolio may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Portfolio may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Convertible Securities Risk – Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Portfolio may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Portfolio’s return.

■

Reinvestment Risk – Income from the Portfolio’s debt securities portfolio will decline if and when the Portfolio invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Portfolio’s portfolio.

8

Corporate Bond Portfolio

■

Repurchase Agreements Risk – Repurchase agreements are agreements in which the seller of a security to the Portfolio agrees to repurchase that security from the Portfolio at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Portfolio’s income and the value of your investment in the Portfolio to decline.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Portfolio’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Portfolio’s derivative positions at times when the Portfolio might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Portfolio may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Portfolio generally depends on the amount of income and/or dividends received by the Portfolio on the securities it holds. The Portfolio may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Portfolio receives from its investments decline.

■

Frequent Trading Risk – The Portfolio’s investment strategy may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Portfolio will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Portfolio’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Portfolio’s return.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI together with further information about these principal risks. There is no assurance that the Portfolio will achieve its investment objective.

9

Corporate Bond Portfolio

   Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Portfolio’s Shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 0.55%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2006:	4.56%
Worst:	2nd quarter 2004:	-3.31%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■ management of fund holdings,

■ market conditions,

■ fund expenses, and

■ flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

10

Corporate Bond Portfolio

Average Annual Total Return as of December 31, 2006

The table below shows the Portfolio’s Shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio Shares. The table compares the Portfolio’s returns for each period with those of the Lehman Brothers U.S. Credit Bond Index, an unmanaged index of publicly issued investment grade corporate securities and dollar-denominated SEC registered global debentures. The Index is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

	1 year	Life of Fund(a)
Shares returns before taxes	4.60%	5.52%
Shares returns after taxes on distributions	2.68%	3.60%
Shares returns after taxes on distributions and sale of Portfolio Shares	2.95%	3.58%
Lehman Brothers U.S. Credit Bond Index (reflects no deductions for fees, expenses or taxes)	4.26%	5.63%

(a)	The inception date of the Portfolio’s Shares is August 30, 2002.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

11

Corporate Bond Portfolio

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Additional hypothetical fee and expense information relating to Shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolio – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to certain investors, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio Shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table.

12

Corporate Bond Portfolio

Shareholder Fees (paid directly from your investment)

Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)(a)

Shares
Management fees	0.00%
Other expenses	0.00%
Acquired fund fees and expenses	—
Total annual Portfolio operating expenses	0.00%

(a)

This fee table reflects the fact that no fees or expenses are charged to the Portfolio. Participants in the wrap fee programs eligible to invest in the Portfolio, however, pay an asset-based fee, which is negotiable, for investment services, brokerage services and investment consultation. Consult your wrap program documents for information regarding fees charged to the Portfolio. The Portfolio may incur significant transaction costs that are in addition to the wrap fees paid to the program sponsor described in this fee table.

13

Corporate Bond Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Shares of the Portfolio for the periods indicated,

■	you redeem all of your Shares at the end of those periods,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Shares	$0	$0	$0	$0

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

14

Corporate Bond Portfolio

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Portfolio may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Portfolio.

Changing the Portfolio’s Investment

Objective and Policies

The Portfolio’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Portfolio may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Portfolio may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Portfolio may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Portfolio for services provided directly.

Lending Securities

The Portfolio may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Portfolio may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of portfolio securities is available in the SAI.

Investing Defensively

The Portfolio may from time to time take temporary defensive investment positions that are inconsistent with the Portfolio’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Portfolio may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Portfolio’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your Shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Portfolio generally buys securities for capital appreciation, investment income or both. However, the Portfolio may sell securities regardless of how long they’ve been held. You’ll find the Portfolio’s historical portfolio turnover rates in the Financial Highlights.

15

Management of the Portfolio

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Portfolio and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Portfolio, determining what securities and other investments the Portfolio should buy or sell and executing the Portfolio’s portfolio transactions. Although the Advisor is responsible for the investment management of the Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Portfolio’s investments.

The Portfolio pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Portfolio and is paid monthly. For the Portfolio’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Portfolio amounted to 0.00% of average daily net assets of the Portfolio.

A discussion regarding the basis for the Board’s approval of the Portfolio’s investment advisory agreement with the Advisor is available in the Portfolio’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Portfolio. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Portfolio change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Portfolio to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Portfolio to act on many of the Advisor’s recommendations with approval only by the Board and not by Portfolio shareholders. The Advisor or the Portfolio would inform the Portfolio’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Portfolio obtain this relief, the Portfolio will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

16

Management of the Portfolio

Portfolio Manager

Information about the Advisor’s portfolio manager that is primarily responsible for overseeing the Portfolio’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

Carl W. Pappo

Service with the Portfolio since November 2006

Investment management experience since 1991

Columbia Management associated since January 1993.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Portfolio, including the general supervision of the Portfolio’s operations, coordination of the Portfolio’s service providers, and the provision of office facilities and related clerical and administrative services.

The Portfolio pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Portfolio’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Corporate Bond Portfolio	0.00%

The Distributor

Shares of the Portfolio are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Portfolio pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Portfolio’s behalf.

17

Management of the Portfolio

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Portfolio – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Portfolio for which they are compensated. Bank of America and its affiliates also may provide other services to the Portfolio and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Portfolio. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Portfolio.

Conflicts of interest and limitations that could affect the Portfolio may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Portfolio and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Portfolio invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Portfolio.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Portfolio and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Portfolio should carefully review these disclosures and consult with their financial advisor if they have any questions.

18

Management of the Portfolio

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States

19

Management of the Portfolio

District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

20

About the Portfolio’s Shares

Description of the Share Class

Share Class Features

The Portfolio offers its only class of shares in this prospectus. This share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Portfolio’s Shares.

Shares
Eligible Investors and Minimum Initial Investments(a)	Shares of the Portfolio are available only to certain eligible investors. Eligible investors are not subject to any minimum initial investment requirements.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

(a)	See Buying and Selling Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

21

About the Portfolio’s Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Portfolio shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Portfolio attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Portfolio.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Portfolio’s Shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Portfolio’s Shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Portfolio to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Portfolio’s Shares maintained in such accounts. The amounts in excess of that reimbursed by the Portfolio are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Portfolio. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Portfolio or a particular share class over others. See Management of the Portfolio – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

22

Buying and Selling Shares

Share Price Determination

The price you pay or receive when you buy or sell Shares is the Portfolio’s next determined net asset value (or NAV) per Share. The Portfolio calculates the net asset value per Share at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Portfolio’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Portfolio’s Shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Portfolio. The Portfolio uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Portfolio will determine the price of the security held by the Portfolio based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Portfolio may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Portfolio’s share price is calculated. Foreign exchanges typically close before the time at which Portfolio share prices are calculated, and may be closed altogether on some days when the Portfolio is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Portfolio uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Portfolio Shares. However, when the Portfolio uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Portfolio’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Portfolio’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Portfolio has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Portfolio could change on days when Portfolio Shares cannot be bought or sold.

23

Buying and Selling Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying and selling Portfolio Shares, which may be different from those described here, and about its related programs or services.

Also remember that the Portfolio may refuse any order to buy Shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy or sell the Portfolio’s Shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Portfolio’s net asset value is not calculated and the Portfolio does not accept buy or sell orders. However, the value of the Portfolio’s assets may still be affected on such days to the extent that the Portfolio holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell Shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy and sell orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy or sell by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Portfolio and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

24

Buying and Selling Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of Shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Portfolio to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Portfolio may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Portfolio is unable to verify your identity after your account is open, the Portfolio reserves the right to close your account or take other steps as deemed reasonable. The Portfolio shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Cash Flows

The timing and magnitude of cash inflows from investors buying Portfolio shares could create large balances of uninvested cash such that the Portfolio may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Portfolio shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Portfolio’s performance to be adversely impacted.

In-Kind Distributions

The Portfolio reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Portfolio makes such an in-kind distribution,

you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Portfolio does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Portfolio is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Portfolio Shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Portfolio discourages and does not accommodate excessive trading.

The Portfolio reserves the right to reject, without any prior notice, any buy order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Portfolio may in its discretion restrict, reject or cancel a buy order even if the transaction is not subject to the specific exchange limitation described below if the Portfolio or its agents determine that accepting the order could interfere with efficient management of the Portfolio’s portfolio or is otherwise contrary to the Portfolio’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Portfolio detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Portfolio followed by a sale or exchange out of the Portfolio. A “material” round trip is one that is deemed by the Portfolio to be material in terms of its amount or its potential detrimental impact on the Portfolio. Independent of this limit, the Portfolio may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

25

Buying and Selling Shares

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Portfolio using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Portfolio retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Portfolio takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Portfolio receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Portfolio’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Portfolio’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Portfolio seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Portfolio’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Portfolio’s performance;

■	potential dilution of the value of the Portfolio’s Shares;

■

interference with the efficient management of the Portfolio’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Portfolio’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Portfolio invests significantly in foreign securities traded on markets that close before the Portfolio’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Portfolio’s valuation time that influence the value of foreign securities, investors may seek to trade Portfolio Shares in an effort to benefit from their understanding of the value of foreign securities as of the Portfolio’s valuation time. This is often referred to as price arbitrage. The Portfolio has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Portfolio believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Portfolio’s Shares held by other shareholders.

Similarly, to the extent that the Portfolio invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Portfolio’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part

26

Buying and Selling Shares

because the Portfolio may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Portfolio Shares held by other shareholders.

27

Buying and Selling Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy and sell Portfolio Shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying and Selling Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Portfolio Shares are available only to certain eligible investors through certain wrap fee programs, certain other managed accounts and certain registered investment companies, including those sponsored or managed by Bank of America and certain of its affiliates.

Minimum Initial Investments

There is no minimum initial investment for the Portfolio’s Shares.

Minimum Additional Investments

There is no minimum additional investment for the Portfolio’s Shares.

Other Purchase Rules You Should Know

■	You buy Shares of the Portfolio at net asset value per share because no front-end sales charge applies to purchases of this share class.

■	Portfolio Shares bought are recorded on the books of the Portfolio. The Portfolio doesn’t issue certificates.

Selling Shares

When you sell your Portfolio Shares, the Portfolio is effectively buying them back from you. This is called a redemption.

Other Redemption Rules You Should Know

■

Once the Transfer Agent receives your sell order in “good form,” your Portfolio Shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■

If you sell your Portfolio Shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

■	If you paid for your Portfolio Shares by check, Columbia Funds will hold the sale proceeds when you sell those Portfolio Shares for at least 10 days after the trade date of the purchase.

■	If you hold any Portfolio Shares in certificate form, you will not be able to sell those Portfolio Shares until you have returned the certificates to the Transfer Agent.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay payment of the sale proceeds for up to seven days.

■

Under certain circumstances allowed under the 1940 Act, the Portfolio can pay you in securities or other property rather than in cash when you sell your Portfolio Shares. See Buying and Selling Shares – Transaction Rules and Policies – In-Kind Distributions for details.

28

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Portfolio won’t have to pay any federal income tax on undistributed income and gains. The Portfolio intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Portfolio will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	monthly
Distributions	monthly

The Portfolio may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Portfolio usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Portfolio generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Portfolio will automatically reinvest distributions in additional shares of the same share class of the Portfolio unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Portfolio shares shortly before the Portfolio makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Portfolio’s distribution schedule above before you invest.

Similarly, if you buy shares of the Portfolio when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. The Portfolio may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Portfolio when it has capital loss carryforwards, the Portfolio may have the ability to offset future capital gains realized by the Portfolio that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

29

Distributions and Taxes

Taxes and Your Investment

The Portfolio will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Portfolio intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify as a regulated investment company would result in portfolio level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Shares of the Portfolio.

■

Distributions of the Portfolio’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Portfolio’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Portfolio has owned the investments that generated them, rather than how long you have owned your Shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Portfolio Shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Portfolio’s dividends received from certain U.S. and foreign corporations, as long as the Portfolio meets certain holding period and other requirements for the stock producing such dividends. The Portfolio does not expect a significant portion of Portfolio distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Portfolio Shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Portfolio Shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your Shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Portfolio Shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Portfolio is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Portfolio that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Portfolio that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Portfolio Shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

30

Financial Highlights

The financial highlights table is designed to help you understand how the Portfolio has performed for the past five fiscal years, or if shorter, the Portfolio’s period of operations. Certain information reflects financial results for a single Portfolio Share. The total return line indicates how much an investment in the Portfolio would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Portfolio’s financial statements, is included in the Portfolio’s annual report. The independent registered public accounting firm’s report and the Portfolio’s financial statements are also incorporated by reference into the SAI.

Corporate Bond Portfolio – Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Period Ended March 31, 2003(a)
Net Asset Value, Beginning of Period	$9.93	$10.19	$10.58	$10.33	$10.00
Income from Investment Operations
Net investment income(b)	0.55	0.49	0.48	0.46	0.41
Net realized and unrealized gain (loss) on investments and futures contracts	0.13	(0.25)	(0.36)	0.33	0.27
Total from Investment Operations	0.68	0.24	0.12	0.79	0.68
Less Distributions Declared to Shareholders
From net investment income	(0.55)	(0.49)	(0.48)	(0.47)	(0.26)
From net realized gains	—	(0.01)	(0.03)	(0.07)	(0.09)
Total distributions declared to shareholders	(0.55)	(0.50)	(0.51)	(0.54)	(0.35)
Net Asset Value, End of Period	$10.06	$9.93	$10.19	$10.58	$10.33
Total Return(c)	7.01%	2.34%	1.25%	7.83%	6.99	%(d)
Ratios to Average Net Assets/ Supplemental Data
Net expenses(e)	—	—	—	—	—
Net investment income(e)	5.55%	4.83%	4.69%	4.40%	4.33	%(f)
Portfolio turnover rate	114%	62%	39%	126%	183	%(d)
Net assets, end of period (in 000’s)	$78,588	$64,597	$52,698	$61,193	$14,772

(a)	The Portfolio commenced operations on August 30, 2002.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested.

(d)	Not annualized.

(e)	The net investment income and expense ratios exclude expenses charged directly to shareholders.

(f)	Annualized.

31

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Portfolio, including investment advisory fees and other Portfolio costs, on the Portfolio’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Shares of the Portfolio, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Portfolio, which is the same as that stated in the Annual Portfolio Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Corporate Bond Portfolio – Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.00%	5.00%	$10,500.00	$0.00
2	10.25%	0.00%	10.25%	$11,025.00	$0.00
3	15.76%	0.00%	15.76%	$11,576.25	$0.00
4	21.55%	0.00%	21.55%	$12,155.06	$0.00
5	27.63%	0.00%	27.63%	$12,762.82	$0.00
6	34.01%	0.00%	34.01%	$13,400.96	$0.00
7	40.71%	0.00%	40.71%	$14,071.00	$0.00
8	47.75%	0.00%	47.75%	$14,774.55	$0.00
9	55.13%	0.00%	55.13%	$15,513.28	$0.00
10	62.89%	0.00%	62.89%	$16,288.95	$0.00
Total Gain After Fees and Expenses				$6,288.95
Total Annual Fees and Expenses Paid					$0.00

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

32

Notes

33

Notes

34

Corporate Bond Portfolio

For More Information

You’ll find more information about Corporate Bond Portfolio and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Portfolio’s investments is available in the Portfolio’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Shareholder Communications with the Board

The Portfolio’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Portfolio and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Portfolio (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Portfolio are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Portfolio is a series, is 811-09645.

Corporate Bond Portfolio

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132230-0807

Columbia Funds Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Mortgage- and Asset-Backed Portfolio

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Portfolio Shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Portfolio Shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Portfolio and may be compensated or incented in connection with the sale of Portfolio Shares. The Portfolio may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE PORTFOLIO INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Mortgage- and Asset-Backed Portfolio (the Portfolio), which is one of the Fixed Income Sector Portfolios in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Portfolio in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Portfolio, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Portfolio’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Portfolio’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a description of the Portfolio’s Shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Portfolio, including:

■	how to buy and sell Shares of the Portfolio, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Portfolio’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Portfolio.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Portfolio’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Portfolio in the Statement of Additional Information (SAI), which includes more detailed information about the Portfolio’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Portfolio is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Portfolio’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Portfolio’s distributor (the Distributor). Columbia Management Services, Inc. is the Portfolio’s transfer agent (the Transfer Agent).

The Portfolio, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Portfolio and any other Columbia Fund carefully before investing.

4

Mortgage- and Asset-Backed Portfolio

FUNDimensions™
Mortgage- and Asset-Backed Portfolio
Investment Objective:	Total return, consisting of current income and capital appreciation
Investment Style:	Fixed Income Sector Portfolio
Benchmark:	Lehman Brothers Mortgage-Backed Securities Index
Ticker Symbol:	Shares: NMTGX
Principal Risks:

Investment strategy risk

Market risk

Mortgage-backed securities risk

Asset-backed securities risk

U.S. Government obligations risk

Interest rate risk

Credit risk

Changing distribution levels risk

Derivatives risk

Dollar rolls risk

Frequent trading risk

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, collateralized debt obligations, and other types of consumer loans or lease receivables.

   Investment Objective

The Portfolio seeks total return, consisting of current income and capital appreciation.

   Principal Investment Strategies

Under normal circumstances, the Portfolio invests at least 80% of net assets in mortgage-related securities or other asset-backed securities. The Portfolio may invest up to 20% of net assets in U.S. Treasury obligations or other U.S. Government obligations. All investments in mortgage- and other asset-backed securities normally will be rated investment grade by one or more nationally recognized statistical rating agencies or unrated securities determined by the Advisor to be of comparable quality at the time of purchase. Under normal circumstances, the Portfolio’s dollar-weighted effective duration will be between one and five years.

The Portfolio may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Portfolio may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Portfolio also may participate in mortgage dollar rolls up to the Portfolio’s then current position in mortgage-backed securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Portfolio’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Portfolio’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Portfolio, evaluates a security based on its potential to generate income and/or capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its coupon, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

5

Mortgage- and Asset-Backed Portfolio

The Portfolio’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

The Portfolio’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Portfolio to incur higher transaction costs (which may adversely affect the Portfolio’s performance) and may increase taxable distributions for shareholders.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Portfolio’s shares to lose value or may cause the Portfolio to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Portfolio holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Portfolio. Accordingly, an investment in the Portfolio could lose money over short or even long periods. The market values of the securities the Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Mortgage-Backed Securities Risk – The value of the Portfolio’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by

6

Mortgage- and Asset-Backed Portfolio

non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Portfolio to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Asset-Backed Securities Risk – The value of the Portfolio’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Portfolio to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Portfolio receives from it but will affect the value of the Portfolio’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

7

Mortgage- and Asset-Backed Portfolio

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Portfolio generally depends on the amount of income and/or dividends received by the Portfolio on the securities it holds. The Portfolio may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Portfolio receives from its investments decline.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Portfolio to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Portfolio’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Portfolio’s derivative positions at times when the Portfolio might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Portfolio may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Dollar Rolls Risk – Dollar rolls are transactions in which the Portfolio sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Portfolio is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Portfolio’s portfolio turnover rate. If the Portfolio reinvests the proceeds of the security sold, the Portfolio will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

■

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Portfolio will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Portfolio’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Portfolio’s return.

These are summaries of the principal risks associated with the principal investment strategies of the Portfolio. Additional risks are associated with other permissible investments of the Portfolio that are described in the SAI. There is no assurance that the Portfolio will achieve its investment objective.

8

Mortgage-and Asset-Backed Portfolio

   Performance Information

The following bar chart and table show you how the Portfolio has performed in the past, and can help you understand the risks of investing in the Portfolio. The Portfolio’s past performance (before or after taxes) is no guarantee of how the Portfolio will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Portfolio’s Shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 0.90%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2006:	3.85%
Worst:	2nd quarter 2004:	-1.05%

FUNDamentals™

Portfolio Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Mortgage-and Asset-Backed Portfolio

Average Annual Total Return as of December 31, 2006

The table below shows the Portfolio’s Shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Portfolio Shares. The table compares the Portfolio’s returns for each period with those of the Lehman Brothers Mortgage-Backed Securities, which is an unmanaged index of mortgage pass-through securities issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	Life of Fund(a)
Shares returns before taxes	5.55%	4.05%
Shares returns after taxes on distributions	3.69%	2.59%
Shares returns after taxes on distributions and sale of Portfolio Shares	3.57%	2.59%
Lehman Brothers Mortgage-Backed Securities Index (reflects no deductions for fees, expenses or taxes)	5.22%	4.07%

(a)	The inception date of the Portfolio’s Shares is August 30, 2002.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

10

Mortgage- and Asset-Backed Portfolio

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Additional hypothetical fee and expense information relating to Shares of the Portfolio can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Portfolio Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Portfolio and deducted from the Portfolio’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Portfolio’s assets to the Advisor and the Administrator as compensation for managing and administering the Portfolio’s portfolio. See Management of the Portfolio – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Portfolio’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to certain investors, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Portfolio Shares for sale and the printing and mailing of Portfolio documents. The specific expenses that make up the Portfolio’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Portfolio after any fee waivers or expense reimbursements, and are expressed as a percentage of the Portfolio’s average net assets for the year.

The Portfolio may incur significant transaction costs in addition to the annual Portfolio operating expenses disclosed in the fee table.

11

Mortgage- and Asset-Backed Portfolio

Shareholder Fees (paid directly from your investment)

Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Portfolio Operating Expenses (deducted from the Portfolio’s assets)(a)

Shares
Management fees	0.00%
Other expenses	0.00%
Acquired fund fees and expenses	—
Total annual Portfolio operating expenses	0.00%
(a)

This fee table reflects the fact that no fees or expenses are charged to the Portfolio. Participants in the wrap fee programs eligible to invest in the Portfolio, however, pay an asset-based fee, which is negotiable, for investment services, brokerage services and investment consultation. Consult your wrap program documents for information regarding fees charged to the Portfolio. The Portfolio may incur significant transaction costs that are in addition to the wrap fees paid to the program sponsor described in this fee table.

12

Mortgage- and Asset-Backed Portfolio

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Shares of the Portfolio for the periods indicated,

■	you redeem all of your Shares at the end of those periods,

■	you reinvest all dividends and distributions in the Portfolio,

■	your investment has a 5% return each year, and

■	the Portfolio’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Shares	$0	$0	$0	$0

Remember this is an example only. It is not necessarily representative of the Portfolio’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Portfolio’s actual expenses and performance.

13

Mortgage- and Asset-Backed Portfolio

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Portfolio may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Portfolio.

Changing the Portfolio’s Investment Objective and Policies

The Portfolio’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Portfolio may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Portfolio may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Portfolio may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Portfolio for services provided directly.

Lending Securities

The Portfolio may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Portfolio may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of portfolio securities is available in the SAI.

Investing Defensively

The Portfolio may from time to time take temporary defensive investment positions that are inconsistent with the Portfolio’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Portfolio may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Portfolio’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your Shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Portfolio generally buys securities for capital appreciation, investment income or both. However, the Portfolio may sell securities regardless of how long they’ve been held. You’ll find the Portfolio’s historical portfolio turnover rates in the Financial Highlights.

14

Management of the Portfolio

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Portfolio and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Portfolio, determining what securities and other investments the Portfolio should buy or sell and executing the Portfolio’s portfolio transactions. Although the Advisor is responsible for the investment management of the Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Portfolio’s investments.

The Portfolio pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Portfolio and is paid monthly. For the Portfolio’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Portfolio amounted to 0.00% of average daily net assets of the Portfolio.

A discussion regarding the basis for the Board’s approval of the Portfolio’s investment advisory agreement with the Advisor is available in the Portfolio’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Portfolio. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Portfolio change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Portfolio to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Portfolio to act on many of the Advisor’s recommendations with approval only by the Board and not by Portfolio shareholders. The Advisor or the Portfolio would inform the Portfolio’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Portfolio obtain this relief, the Portfolio will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

15

Management of the Portfolio

Portfolio Manager

Information about the Advisor’s portfolio manager that is primarily responsible for overseeing the Portfolio’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Portfolio.

Leonard A. Aplet

Service with the Portfolio since July 2007

Investment management experience since 1978

Columbia Management Portfolio Manager since 1987.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Portfolio, including the general supervision of the Portfolio’s operations, coordination of the Portfolio’s service providers, and the provision of office facilities and related clerical and administrative services.

The Portfolio pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Portfolio’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Mortgage- and Asset-Backed Portfolio	0.00%

The Distributor

Shares of the Portfolio are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Portfolio pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Portfolio’s behalf.

16

Management of the Portfolio

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Portfolio – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Portfolio for which they are compensated. Bank of America and its affiliates also may provide other services to the Portfolio and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Portfolio. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Portfolio.

Conflicts of interest and limitations that could affect the Portfolio may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Portfolio and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Portfolio and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Portfolio invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Portfolio.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Portfolio and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Portfolio should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Portfolio

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

18

Management of the Portfolio

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

About the Portfolio’s Shares

Description of the Share Class

Share Class Features

The Portfolio offers its only class of shares in this prospectus. This share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Portfolio’s Shares.

Shares
Eligible Investors and Minimum Initial Investments(a)	Shares of the Portfolio are available only to certain eligible investors. Eligible investors are not subject to any minimum initial investment requirements.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

(a)	See Buying and Selling Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of this share class.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About the Portfolio’s Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Portfolio shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Portfolio attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Portfolio.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Portfolio’s Shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Portfolio’s Shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Portfolio to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Portfolio’s Shares maintained in such accounts. The amounts in excess of that reimbursed by the Portfolio are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Portfolio. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Portfolio or a particular share class over others. See Management of the Portfolio – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

21

Buying and Selling Shares

Share Price Determination

The price you pay or receive when you buy or sell Shares is the Portfolio’s next determined net asset value (or NAV) per share. The Portfolio calculates the net asset value per Share at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Portfolio’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Portfolio’s Shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Portfolio. The Portfolio uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Portfolio will determine the price of the security held by the Portfolio based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Portfolio may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Portfolio’s share price is calculated. Foreign exchanges typically close before the time at which Portfolio share prices are calculated, and may be closed altogether on some days when the Portfolio is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Portfolio uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Portfolio Shares. However, when the Portfolio uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Portfolio’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Portfolio’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Portfolio has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Portfolio could change on days when Portfolio Shares cannot be bought or sold.

22

Buying and Selling Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying and selling Portfolio Shares, which may be different from those described here, and about its related programs or services.

Also remember that the Portfolio may refuse any order to buy Shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy or sell the Portfolio’s Shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Portfolio’s net asset value is not calculated and the Portfolio does not accept buy or sell orders. However, the value of the Portfolio’s assets may still be affected on such days to the extent that the Portfolio holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell Shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy and sell orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy or sell by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Portfolio and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

23

Buying and Selling Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of Shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Portfolio to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Portfolio may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Portfolio is unable to verify your identity after your account is open, the Portfolio reserves the right to close your account or take other steps as deemed reasonable. The Portfolio shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Cash Flows

The timing and magnitude of cash inflows from investors buying Portfolio shares could create large balances of uninvested cash such that the Portfolio may not always be fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Portfolio shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation would likely cause the Portfolio’s performance to be adversely impacted.

In-Kind Distributions

The Portfolio reserves the right to honor sell requests with in-kind distributions of portfolio securities instead of cash. In the event the Portfolio makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash. The Portfolio does not presently anticipate making in-kind distributions.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Portfolio is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Portfolio Shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Portfolio discourages and does not accommodate excessive trading.

The Portfolio reserves the right to reject, without any prior notice, any buy order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Portfolio may in its discretion restrict, reject or cancel a buy order even if the transaction is not subject to the specific exchange limitation described below if the Portfolio or its agents determine that accepting the order could interfere with efficient management of the Portfolio’s portfolio or is otherwise contrary to the Portfolio’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Portfolio detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Portfolio followed by a sale or exchange out of the Portfolio. A “material” round trip is one that is deemed by the Portfolio to be material in terms of its amount or its potential detrimental impact on the Portfolio. Independent of this limit, the Portfolio may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

24

Buying and Selling Shares

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Portfolio using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Portfolio retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Portfolio takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Portfolio receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Portfolio’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Portfolio’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Portfolio seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Portfolio’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Portfolio’s performance;

■	potential dilution of the value of the Portfolio’s Shares;

■

interference with the efficient management of the Portfolio’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Portfolio’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Portfolio invests significantly in foreign securities traded on markets that close before the Portfolio’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Portfolio’s valuation time that influence the value of foreign securities, investors may seek to trade Portfolio Shares in an effort to benefit from their understanding of the value of foreign securities as of the Portfolio’s valuation time. This is often referred to as price arbitrage. The Portfolio has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Portfolio believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Portfolio’s Shares held by other shareholders.

Similarly, to the extent that the Portfolio invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Portfolio’s portfolio to a greater degree than would be the case for

25

Buying and Selling Shares

mutual funds that invest in highly liquid securities, in part because the Portfolio may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Portfolio Shares held by other shareholders.

26

Buying and Selling Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy and sell Portfolio Shares by contacting your financial advisor who will send your order to the Transfer Agent. As described above in Buying and Selling Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, telephone or online.

Buying Shares

Eligible Investors

Portfolio Shares are available only to certain eligible investors through certain wrap fee programs, certain other managed accounts and certain registered investment companies, including those sponsored or managed by Bank of America and certain of its affiliates.

Minimum Initial Investments

There is no minimum initial investment for the Portfolio’s Shares.

Minimum Additional Investments

There is no minimum additional investment for the Portfolio’s Shares.

Other Purchase Rules You Should Know

■	You buy Shares of the Portfolio at net asset value per share because no front-end sales charge applies to purchases of this share class.

■	Portfolio Shares bought are recorded on the books of the Portfolio. The Portfolio doesn’t issue certificates.

Selling Shares

When you sell your Portfolio Shares, the Portfolio is effectively buying them back from you. This is called a redemption.

Other Redemption Rules You Should Know

■

Once the Transfer Agent receives your sell order in “good form,” your Portfolio Shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■

If you sell your Portfolio Shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent receives your order in “good form.”

■	If you paid for your Portfolio Shares by check, Columbia Funds will hold the sale proceeds when you sell those Portfolio Shares for at least 10 days after the trade date of the purchase.

■	If you hold any Portfolio Shares in certificate form, you will not be able to sell those Portfolio Shares until you have returned the certificates to the Transfer Agent.

■	No interest will be paid on uncashed redemption checks.

■	Columbia Funds can delay payment of the sale proceeds for up to seven days.

■

Under certain circumstances allowed under the 1940 Act, the Portfolio can pay you in securities or other property rather than in cash when you sell your Portfolio Shares. See Buying and Selling Shares – Transaction Rules and Policies – In-Kind Distributions for details.

27

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Portfolio intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Portfolio won’t have to pay any federal income tax on undistributed income and gains. The Portfolio intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Portfolio will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	monthly
Distributions	monthly

The Portfolio may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Portfolio usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Portfolio generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Portfolio will automatically reinvest distributions in additional shares of the same share class of the Portfolio unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Portfolio shares shortly before the Portfolio makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Portfolio’s distribution schedule above before you invest.

Similarly, if you buy shares of the Portfolio when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. The Portfolio may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Portfolio when it has capital loss carryforwards, the Portfolio may have the ability to offset future capital gains realized by the Portfolio that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

28

Distributions and Taxes

Taxes and Your Investment

The Portfolio will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Portfolio intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the portfolio level on income and gains from investments that are distributed to shareholders. However, the Portfolio’s failure to qualify as a regulated investment company would result in portfolio level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional Shares of the Portfolio.

■

Distributions of the Portfolio’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Portfolio’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Portfolio has owned the investments that generated them, rather than how long you have owned your Shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Portfolio Shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Portfolio’s dividends received from certain U.S. and foreign corporations, as long as the Portfolio meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Portfolio Shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Portfolio Shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your Shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Portfolio Shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Portfolio is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Portfolio that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Portfolio that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Portfolio. It is not intended as a substitute for careful tax planning. Your investment in the Portfolio may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Portfolio Shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Portfolio, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

29

Financial Highlights

The financial highlights table is designed to help you understand how the Portfolio has performed for the past five fiscal years, or if shorter, the Portfolio’s period of operations. Certain information reflects financial results for a single Portfolio Share. The total return line indicates how much an investment in the Portfolio would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Portfolio’s financial statements, is included in the Portfolio’s annual report. The independent registered public accounting firm’s report and the Portfolio’s financial statements are also incorporated by reference into the SAI.

Mortgage- and Asset-Backed Portfolio – Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006	Year Ended March 31, 2005	Year Ended March 31, 2004	Period Ended March 31, 2003(a)
Net Asset Value, Beginning of Period	$9.85	$10.01	$10.19	$10.15	$10.00
Income from Investment Operations
Net Investment Income(b)	0.54	0.40	0.26	0.22	0.17
Net Realized and Unrealized Gain (Loss) on Investments	0.14	(0.12)	(0.01)	0.13	0.14
Total from Investment Operations	0.68	0.28	0.25	0.35	0.31
Less Distributions Declared to Shareholders
From Net Investment Income	(0.52)	(0.40)	(0.26)	(0.22)	(0.10)
From Net Realized Gains	—	(0.04)	(0.17)	(0.09)	(0.06)
Total Distributions Declared to Shareholders	(0.52)	(0.44)	(0.43)	(0.31)	(0.16)
Net Asset Value, End of Period	$10.01	$9.85	$10.01	$10.19	$10.15
Total Return(c)	7.12%	2.85%	2.57%	3.53%	3.08	%(d)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(e)	—	—	—	—	—
Net Investment Income(e)	5.41%	4.00%	2.61%	2.26%	1.82	%(f)
Portfolio Turnover Rate	543%	561%	765%	941%	688	%(d)
Net Assets, End of Period (in 000’s)	$135,358	$89,569	$78,216	$86,411	$9,205

(a)	The Portfolio commenced operations on August 30, 2002.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested.

(d)	Not annualized.

(e)	The net investment income and expense ratios exclude expenses charged directly to shareholders.

(f)	Annualized.

30

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Portfolio, including investment advisory fees and other Portfolio costs, on the Portfolio’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Shares of the Portfolio, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Portfolio, which is the same as that stated in the Annual Portfolio Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Mortgage- and Asset-Backed Portfolio – Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.00%	5.00%	$10,500.00	$0.00
2	10.25%	0.00%	10.25%	$11,025.00	$0.00
3	15.76%	0.00%	15.76%	$11,576.25	$0.00
4	21.55%	0.00%	21.55%	$12,155.06	$0.00
5	27.63%	0.00%	27.63%	$12,762.82	$0.00
6	34.01%	0.00%	34.01%	$13,400.96	$0.00
7	40.71%	0.00%	40.71%	$14,071.00	$0.00
8	47.75%	0.00%	47.75%	$14,774.55	$0.00
9	55.13%	0.00%	55.13%	$15,513.28	$0.00
10	62.89%	0.00%	62.89%	$16,288.95	$0.00
Total Gain After Fees and Expenses				$6,288.95
Total Annual Fees and Expenses Paid					$0.00

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

31

Notes

32

Notes

33

Notes

34

Mortgage- and Asset-Backed Portfolio

For More Information

You’ll find more information about Mortgage- and Asset-Backed Portfolio and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Portfolio’s investments is available in the Portfolio’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Shareholder Communications with the Board

The Portfolio’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Portfolio and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Portfolio (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Portfolio are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Portfolio is a series, is 811-09645.

Mortgage- and Asset-Backed Portfolio

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132333-0807

Columbia Funds Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia Short Term Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Short Term Bond Fund (the Fund), which is one of the government and corporate income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Short Term Bond Fund

FUNDimensions™
Columbia Short Term Bond Fund
Investment Objective:	Current income, consistent with minimal fluctuation of principal
Investment Style:	Short-Term Bond
Benchmark:	Merrill Lynch 1-3 Year Treasury Index
Ticker Symbols:	Class A: NSTRX Class B: NSTFX Class C: NSTIX
Principal Risks:

Investment strategy risk

Market risk

Interest rate risk

U.S. Government obligations risk

Dollar rolls risk

Mortgage-backed securities risk

Asset-backed securities risk

Credit risk

Foreign securities risk

Reinvestment risk

Liquidity risk

Derivatives risk

Changing distribution levels risk

FUNDamentals™

Fixed Income Funds

Fixed income funds invest primarily in debt securities that may be issued by governments, companies or special purpose entities. Debt securities pay interest at a specified rate on a specified date or dates, and the principal is paid when the security reaches maturity. Prices of debt securities may appreciate as interest rates fall but may lose value as interest rates rise.

Fixed income funds may be a suitable investment for you if you:

■  are looking for a regular stream of income, and

■  are prepared to bear the risks associated with investments in debt securities.

   Investment Objective

The Fund seeks current income, consistent with minimal fluctuation of principal.

   Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 65% of total assets in securities that, at the time of purchase, are investment grade debt securities or unrated securities determined by the Advisor to be of comparable quality. Under normal circumstances, the Fund’s dollar-weighted average effective maturity will be three years or less, and its duration will be three years or less.

The Fund may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns, or as a substitute for a position in an underlying asset. The Fund also may invest in private placements to seek to enhance its yield.

The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its coupon, yield, maturity, any call features and value relative to other securities.

5

Columbia Short Term Bond Fund

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, collateralized debt obligations, and other types of consumer loans or lease receivables.

FUNDamentals™

Investment Grade and Below Investment
Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

6

Columbia Short Term Bond Fund

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Dollar Rolls Risk – Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

■

Mortgage-Backed Securities Risk – The value of the Fund’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage- backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

7

Columbia Short Term Bond Fund

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

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Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

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Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

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Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

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Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

8

Columbia Short Term Bond Fund

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Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

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Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

9

Columbia Short Term Bond Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 2.02%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2001:	3.32%
Worst:	2nd quarter 2004:	-1.11%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

10

Columbia Short Term Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Merrill Lynch 1-3 Year Treasury Index. The Merrill Lynch 1-3 Year Treasury Index tracks the performance of sovereign debt publicly issued in the U.S. domestic market with maturities of one to three years and a minimum amount outstanding of $1 billion. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class A shares returns before taxes	3.18%	2.59%	4.29%
Class A shares returns after taxes on distributions	1.77%	1.51%	2.63%
Class A shares returns after taxes on distributions and sale of Fund shares	2.05%	1.57%	2.63%
Class B shares returns before taxes	0.57%	2.05%	3.81%
Class C shares returns before taxes	2.94%	2.12%	3.80%
Merrill Lynch 1-3 Year Treasury Index (reflects no deductions for fees, expenses or taxes)	3.96%	2.82%	4.69%

(a)

The Fund’s average annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B and Class C shares are October 2, 1992, June 7, 1993 and October 2, 1992, respectively.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

11

Columbia Short Term Bond Fund

   Fees and Expenses

                                    [GRAPHIC]

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

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Columbia Short Term Bond Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	1.00%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	3.00%	(b)	1.00%	(c)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares	Class B Shares	Class C Shares
Management fees(d)	0.44%	0.44%	0.44%
Distribution and service fees	0.25%	1.00%	1.00%	(e)
Other expenses	0.04%	0.04%	0.04%
Acquired fund fees and expenses	—	—	—
Total annual Fund operating expenses	0.73%	1.48%	1.48%
Fee waivers and/or reimbursements(f)	0.02%	0.02%	0.46%
Total net expenses(g)	0.71%	1.46%	1.02%	(g)

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)	The Fund pays investment advisory fees of 0.30% and an administration fee of 0.14%.

(e)

The Distributor has voluntarily agreed to waive 0.44% of the distribution fees payable to it for Class C shares. If this waiver was reflected in the table, the distribution and service fees would be 0.56% for Class C shares and total net expenses would be 1.02% for Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

(f)	The Administrator has contractually agreed to waive 0.02% of the administration fees payable to it under the administration agreement.
(g)

The Advisor and/or some of the Fund’s other service providers have voluntarily agreed to limit total annual operating expenses (exclusive of interest expense and distribution and services fees) to 0.48% until July 31, 2008. There is no guarantee that these limitations will continue after July 31, 2008.

13

Columbia Short Term Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$172	$329	$500	$996
Class B Shares
Assuming no redemption	$149	$466	$806	$1,563
Assuming complete redemption of shares at the end of the period	$449	$666	$806	$1,563
Class C Shares
Assuming no redemption	$149	$466	$806	$1,767
Assuming complete redemption of shares at the end of the period	$249	$466	$806	$1,767

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

14

Columbia Short Term Bond Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

15

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.30% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

16

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Leonard A. Aplet

Service with the Fund (co-manager) since October 2004

Investment management experience since 1978

Columbia Management Portfolio Manager since 1987.

Ronald Stahl

Service with the Fund (co-manager) since November 2006

Investment management experience since 1997

Columbia Management associated since January 1998.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Short Term Bond Fund	0.14%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

17

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

18

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

19

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

20

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.
Investment Limits	none	up to $50,000 (based on aggregate account value)(b)	up to $1,000,000
Conversion Features	none	convert to Class A shares eight years after purchase	none
Front-End Sales Charges(c)	1.00% maximum, declining to 0.00% on investments of $1 million or more	none	none
Contingent Deferred Sales Charges (CDSCs)(c)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	3.00% maximum, gradually declining to 0.00% after four years	1.00% on investments sold within one year of purchase
Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(c)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

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Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	1.00%	1.01%	0.75%
$100,000 – $249,999	0.75%	0.76%	0.50%
$250,000 – $999,999	0.50%	0.50%	0.40%
$1,000,000 or more	0.00%	0.00%	1.00%	(c)(d)

(a)	Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

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Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 1.00% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	3.00%
Two	3.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Class A Shares

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Choosing a Share Class

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 3.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted.

■	Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

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Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

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Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

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Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%

(a)	The Fund’s Class A shares pay a combined distribution and service fee pursuant to the Fund’s combined distribution and shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

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Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

28

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

29

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

31

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips”

in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more

32

Buying, Selling and Exchanging Shares

or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

33

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

34

Buying, Selling and Exchanging Shares

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

35

Buying, Selling and Exchanging Shares

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

36

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

37

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

38

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Short Term Bond Fund – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006(a)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$9.75	$9.82		$10.07		$10.10		$9.83
Income from Investment Operations
Net Investment Income(b)	0.40	0.31		0.21		0.20		0.28
Net Realized and Unrealized Gain (Loss) on Investments	0.09	(0.07)		(0.23)		0.02		0.30
Total from Investment Operations	0.49	0.24		(0.02)		0.22		0.58
Less Distributions Declared to Shareholders
From Net Investment Income	(0.40)	(0.31)		(0.21)		(0.20)		(0.28)
From Net Realized Gains	—	—		(0.02)		(0.05)		(0.03)
Total Distributions Declared to Shareholders	(0.40)	(0.31)		(0.23)		(0.25)		(0.31)
Net Asset Value, End of Period	$9.84	$9.75		$9.82		$10.07		$10.10
Total Return(c)(d)	5.12%	2.47%		(0.19)%		2.23%		6.01%
Ratios to Average Net Assets/Supplemental Data
Net Expenses(e)	0.73%	0.72%		0.73%		0.72%		0.75%
Net Investment Income(e)	4.05%	3.27%		2.10%		1.99%		2.74%
Waiver/Reimbursement	0.02%	0.08	%(f)	0.10	%(f)	0.13	%(f)	0.10%
Portfolio Turnover Rate	72%	80%		128%		164%		54%
Net Assets, End of Period (000’s)	$85,635	$83,675		$38,130		$122,202		$130,036

(a)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)

Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, 0.08% and 0.10% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

39

Financial Highlights

Columbia Short Term Bond Fund – Class B Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006(a)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$9.74	$9.81		$10.07		$10.09		$9.83
Income from Investment Operations
Net Investment Income(b)	0.32	0.25		0.14		0.13		0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.11	(0.08)		(0.24)		0.03		0.29
Total from Investment Operations	0.43	0.17		(0.10)		0.16		0.50
Less Distributions Declared to Shareholders
From Net Investment Income	(0.33)	(0.24)		(0.14)		(0.13)		(0.21)
From Net Realized Gains	—	—		(0.02)		(0.05)		(0.03)
Total Distributions Declared to Shareholders	(0.33)	(0.24)		(0.16)		(0.18)		(0.24)
Net Asset Value, End of Period	$9.84	$9.74		$9.81		$10.07		$10.09
Total Return(c)(d)	4.45%	1.71%		(1.03)%		1.58%		5.12%
Ratios to Average Net Assets/Supplemental Data
Net Expenses(e)	1.48%	1.47%		1.48%		1.47%		1.50%
Net Investment Income(e)	3.30%	2.69%		1.37%		1.24%		1.99%
Waiver/Reimbursement	0.02%	0.08	%(f)	0.10	%(f)	0.13	%(f)	0.10%
Portfolio Turnover Rate	72%	80%		128%		164%		54%
Net Assets, End of Period (000’s)	$20,303	$28,061		$1,477		$1,775		$2,170

(a)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)

Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, 0.08% and 0.10% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

40

Financial Highlights

Columbia Short Term Bond Fund – Class C Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006(a)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$9.74	$9.81		$10.07		$10.09		$9.83
Income from Investment Operations
Net Investment Income(b)	0.37	0.26		0.13		0.13		0.21
Net Realized and Unrealized Gain (Loss) on Investments	0.09	(0.07)		(0.23)		0.03		0.29
Total from Investment Operations	0.46	0.19		(0.10)		0.16		0.50
Less Distributions Declared to Shareholders
From Net Investment Income	(0.37)	(0.26)		(0.14)		(0.13)		(0.21)
From Net Realized Gains	—	—		(0.02)		(0.05)		(0.03)
Total Distributions Declared to Shareholders	(0.37)	(0.26)		(0.16)		(0.18)		(0.24)
Net Asset Value, End of Period	$9.83	$9.74		$9.81		$10.07		$10.09
Total Return(c)(d)	4.80%	1.94%		(1.03)%		1.58%		5.12%
Ratios to Average Net Assets/Supplemental Data
Net Expenses(e)	1.04%	1.20%		1.48%		1.47%		1.50%
Net Investment income(e)	3.75%	2.69%		1.36%		1.24%		1.99%
Waiver/Reimbursement	0.46%	0.35	%(f)	0.10	%(f)	0.13	%(f)	0.10%
Portfolio Turnover Rate	72%	80%		128%		164%		54%
Net Assets, End of Period (000’s)	$17,598	$22,091		$17,980		$32,267		$54,350

(a)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)

Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, 0.08% and 0.10% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

41

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Short Term Bond Fund – Class A Shares

Maximum Initial Sales Charge 1.00%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.71%	3.25%	(b)	$10,324.71	$171.80
2	10.25%	0.73%	7.66%		$10,765.58	$76.98
3	15.76%	0.73%	12.25%		$11,225.27	$80.27
4	21.55%	0.73%	17.05%		$11,704.58	$83.69
5	27.63%	0.73%	22.04%		$12,204.37	$87.27
6	34.01%	0.73%	27.25%		$12,725.50	$90.99
7	40.71%	0.73%	32.69%		$13,268.88	$94.88
8	47.75%	0.73%	38.35%		$13,835.46	$98.93
9	55.13%	0.73%	44.26%		$14,426.23	$103.16
10	62.89%	0.73%	50.42%		$15,042.23	$107.56
Total Gain After Fees and Expenses					$5,042.23
Total Annual Fees and Expenses Paid						$995.53

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

42

Hypothetical Fees and Expenses

Columbia Short Term Bond Fund – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.46%	3.54%	$10,354.00	$148.58
2	10.25%	1.48%	7.18%	$10,716.46	$155.94
3	15.76%	1.48%	10.96%	$11,095.75	$161.43
4	21.55%	1.48%	14.86%	$11,486.32	$167.11
5	27.63%	1.48%	18.91%	$11,890.64	$172.99
6	34.01%	1.48%	23.09%	$12,309.19	$179.08
7	40.71%	1.48%	27.42%	$12,742.47	$185.38
8	47.75%	1.48%	31.91%	$13,191.01	$191.91
9	55.13%	0.73%	37.54%	$13,754.26	$98.35
10	62.89%	0.73%	43.42%	$14,341.57	$102.55
Total Gain After Fees and Expenses				$4,341.57
Total Annual Fees and Expenses Paid					$1,563.32

Columbia Short Term Bond Fund – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.46%	3.54%	$10,354.00	$148.56
2	10.25%	1.48%	7.18%	$10,718.46	$155.94
3	15.76%	1.48%	10.96%	$11,095.75	$161.43
4	21.55%	1.48%	14.86%	$11,486.32	$167.11
5	27.63%	1.48%	18.91%	$11,890.64	$172.99
6	34.01%	1.48%	23.09%	$12,309.19	$179.08
7	40.71%	1.48%	27.42%	$12,742.47	$185.38
8	47.75%	1.48%	31.91%	$13,191.01	$191.91
9	55.13%	1.48%	36.55%	$13,655.33	$198.66
10	62.89%	1.48%	41.36%	$14,136.00	$205.66
Total Gain After Fees and Expenses				$4,136.00
Total Annual Fees and Expenses Paid					$1,766.74

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

43

Notes

44

Notes

45

Notes

46

Columbia Short Term Bond Fund

For More Information

You’ll find more information about Columbia Short Term Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Short Term Bond Fund

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132231-0807

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia Short Term Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Short Term Bond Fund (the Fund), which is one of the government and corporate income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Short Term Bond Fund

FUNDimensions™
Columbia Short Term Bond Fund
Investment Objective:	Current income, consistent with minimal fluctuation of principal
Investment Style:	Short-Term Bond
Benchmark:	Merrill Lynch 1-3 Year Treasury Index
Ticker Symbol:	Class Z: NSTMX
Principal Risks:

Investment strategy risk

Market risk

Interest rate risk

U.S. Government obligations risk

Dollar rolls risk

Mortgage-backed securities risk

Asset-backed securities risk

Credit risk

Foreign securities risk

Reinvestment risk

Liquidity risk

Derivatives risk

Changing distribution levels risk

FUNDamentals™

Fixed Income Funds

Fixed income funds invest primarily in debt securities that may be issued by governments, companies or special purpose entities. Debt securities pay interest at a specified rate on a specified date or dates, and the principal is paid when the security reaches maturity. Prices of debt securities may appreciate as interest rates fall but may lose value as interest rates rise.

Fixed income funds may be a suitable investment for you if you:

■  are looking for a regular stream of income, and

■  are prepared to bear the risks associated with investments in debt securities.

  Investment Objective

The Fund seeks current income, consistent with minimal fluctuation of principal.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund also invests at least 65% of total assets in securities that, at the time of purchase, are investment grade debt securities or unrated securities determined by the Advisor to be of comparable quality. Under normal circumstances, the Fund’s dollar-weighted average effective maturity will be three years or less, and its duration will be three years or less.

The Fund may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns, or as a substitute for a position in an underlying asset. The Fund also may invest in private placements to seek to enhance its yield.

The Fund also may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its coupon, yield, maturity, any call features and value relative to other securities.

5

Columbia Short Term Bond Fund

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, collateralized debt obligations, and other types of consumer loans or lease receivables.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

6

Columbia Short Term Bond Fund

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Dollar Rolls Risk – Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

■

Mortgage-Backed Securities Risk – The value of the Fund’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage- backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

7

Columbia Short Term Bond Fund

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. Asset-backed securities can have a fixed or an adjustable rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

■

Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

8

Columbia Short Term Bond Fund

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

9

Columbia Short Term Bond Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 2.15%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2001:	3.39%
Worst:	2nd quarter 2004:	–1.15%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

10

Columbia Short Term Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Merrill Lynch 1-3 Year Treasury Index. The Merrill Lynch 1-3 Year Treasury Index tracks the performance of sovereign debt publicly issued in the U.S. domestic market with maturities of one to three years and a minimum amount outstanding of $1 billion. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class Z shares returns before taxes	4.50%	3.03%	4.63%
Class Z shares returns after taxes on distributions	2.98%	1.85%	2.86%
Class Z shares returns after taxes on distributions and sale of Fund shares	2.90%	1.90%	2.86%
Merrill Lynch 1-3 Year Treasury Index (reflects no deductions for fees, expenses or taxes)	3.96%	2.82%	4.69%

(a)	The inception date of the Fund’s Class Z shares is September 30, 1992.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

11

Columbia Short Term Bond Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

12

Columbia Short Term Bond Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees(a)	0.44%
Other expenses	0.04%
Acquired fund fees and expenses	—
Total annual Fund operating expenses(b)	0.48%
Fee waivers and/or reimbursements	0.02%
Total net expenses(c)	0.46%

(a)	The Fund pays investment advisory fees of 0.30% and an administration fee of 0.14%.

(b)

The Advisor and/or some of the Fund’s other service providers have voluntarily agreed to limit total annual operating expenses to 0.48% for Class Z shares until July 31, 2008. There is no guarantee that this limitation will continue after July 31, 2008.

(c)	The Administrator has contractually agreed to waive 0.02% of the administration fees payable to it under the administration agreement.

13

Columbia Short Term Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$47	$152	$267	$602

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

14

Columbia Short Term Bond Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

15

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.30% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

16

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Leonard A. Aplet

Service with the Fund (co-manager) since October 2004

Investment management experience since 1978

Columbia Management Portfolio Manager since 1987.

Ronald Stahl

Service with the Fund (co-manager) since November 2006

Investment management experience since 1997

Columbia Management associated since January 1998.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Short Term Bond Fund	0.14%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

17

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

18

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States

19

Management of the Fund

District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

20

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

21

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

22

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

23

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

24

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked

25

Buying, Selling and Exchanging Shares

accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is

26

Buying, Selling and Exchanging Shares

identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

27

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent

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Buying, Selling and Exchanging Shares

(each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly,

29

Buying, Selling and Exchanging Shares

quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

30

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

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Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

32

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

33

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Short Term Bond Fund – Class Z Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006(a)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$9.73	$9.80		$10.06		$10.08		$9.82
Income from Investment Operations
Net Investment Income(b)	0.42	0.33		0.24		0.22		0.31
Net Realized and Unrealized Gain (Loss) on Investments	0.09	(0.07)		(0.25)		0.04		0.29
Total from Investment Operations	0.51	0.26		(0.01)		0.26		0.60
Less Distributions Declared to Shareholders
From Net Investment Income	(0.42)	(0.33)		(0.23)		(0.23)		(0.31)
From Net Realized Gains	—	—		(0.02)		(0.05)		(0.03)
Total Distributions Declared to Shareholders	(0.42)	(0.33)		(0.25)		(0.28)		(0.34)
Net Asset Value, End of Period	$9.82	$9.73		$9.80		$10.06		$10.08
Total Return(c)(d)	5.39%	2.73%		(0.04%)		2.60%		6.18%
Ratios to Average Net Assets/Supplemental Data
Net Expenses(e)	0.48%	0.47%		0.48%		0.47%		0.50%
Net Investment Income(e)	4.29%	3.40%		2.37%		2.24%		2.99%
Waiver/Reimbursement	0.02%	0.08	%(f)	0.10	%(f)	0.13	%(f)	0.10%
Portfolio Turnover Rate	72%	80%		128%		164%		54%
Net Assets, End of Period (000’s)	$857,655	$1,130,604		$926,514		$1,099,131		$791,981

(a)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested.

(d)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)

Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, 0.08% and 0.10% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

34

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Short Term Bond Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.46%	4.54%	$10,454.00	$42.04
2	10.25%	0.48%	9.27%	$10,926.52	$51.31
3	15.76%	0.48%	14.20%	$11,420.40	$53.63
4	21.55%	0.48%	19.37%	$11,936.60	$56.06
5	27.63%	0.48%	24.76%	$12,476.14	$58.59
6	34.01%	0.48%	30.40%	$13,040.06	$61.24
7	40.71%	0.48%	36.29%	$13,629.47	$64.01
8	47.75%	0.48%	42.46%	$14,245.52	$66.90
9	55.13%	0.48%	48.89%	$14,889.42	$69.92
10	62.89%	0.48%	55.62%	$15,562.42	$73.08
Total Gain After Fees and Expenses				$5,562.42
Total Annual Fees and Expenses Paid					$601.78

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

35

Notes

36

Notes

37

Notes

38

Columbia Short Term Bond Fund

For More Information

You’ll find more information about Columbia Short Term Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Short Term Bond Fund

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132334-0807

Columbia Funds Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia Short Term Municipal Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Short Term Municipal Bond Fund (the Fund), which is one of the municipal income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Short Term Municipal Bond Fund

FUNDimensions™
Columbia Short Term Municipal Bond Fund
Investment Objective:	Current income exempt from federal income tax, consistent with minimal fluctuation of principal
Investment Style:	Municipal National Short
Benchmark:	Merrill Lynch 1-3 Year U.S. Municipal Index
Ticker Symbols:	Class A: NSMMX Class B: NSMNX Class C: NSMUX
Principal Risks:	Investment strategy risk Market risk Interest rate risk Credit risk Municipal securities risk Derivatives risk Changing distribution levels risk

FUNDamentals™

Municipal Income Funds

Municipal income funds invest primarily in municipal fixed income securities that have the potential to earn income that is generally free from income tax. State municipal income funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

 Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with minimal fluctuation of principal.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax). The Fund may invest up to 20% of net assets in securities that pay interest that is subject to taxation, including the federal alternative minimum tax. Under normal circumstances, the Fund’s dollar-weighted average maturity will be less than three years.

The Fund may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Short Term Municipal Bond Fund

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

6

Columbia Short Term Municipal Bond Fund

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Short Term Municipal Bond Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 1.09%

Best and Worst Quarterly Returns During this Period

Best: 1st quarter 2001: 1.93%
Worst: 2nd quarter 2004: -1.05%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Short Term Municipal Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Merrill Lynch 1-3 Year U.S. Municipal Index. The Merrill Lynch 1-3 Year U.S. Municipal Index is an unmanaged index that tracks the performance of investment grade U.S. tax exempt bonds with remaining terms to final maturities of at least one year and less than three years. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class A shares returns before taxes	1.86%	2.13%	3.23%
Class A shares returns after taxes on distributions	1.86%	2.13%	3.23%
Class A shares returns after taxes on distributions and sale of Fund shares	2.20%	2.16%	3.22%
Class B shares returns before taxes	2.10%	1.57%	2.74%
Class C shares returns before taxes	1.10%	1.56%	2.69%
Merrill Lynch 1-3 Year U.S. Municipal Index (reflects no deductions for fees, expenses or taxes)	3.25%	2.59%	3.68%

(a)

The Fund’s average annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B and Class C shares are November 2, 1993, October 12, 1993 and May 19, 1994, respectively.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

9

Columbia Short Term Municipal Bond Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Short Term Municipal Bond Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares	Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	1.00%		N/A	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00	%(a)	N/A	1.00	%(b)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares	Class B Shares	Class C Shares
Management fees(c)	0.45%	0.45%	0.45%
Distribution and service fees	0.25%	1.00%	1.00%
Other expenses	0.06%	0.06%	0.06%
Acquired fund fees and expenses(d)	—	—	—
Total annual Fund operating expenses	0.76%	1.51%	1.51%
Fee waivers and/or reimbursements	(0.11)%	(0.11)%	(0.11)%
Total net expenses(e)	0.65%	1.40%	1.40%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

The Fund pays investment advisory fees of 0.30% and an administration fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.30% for assets up to $500 million and 0.25% for assets in excess of $500 million.

(d)	Amount is less than 0.01% and is included in other expenses.

(e)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual operating expenses (exclusive of distribution and service fees) to 0.40% until July 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

11

Columbia Short Term Municipal Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and
■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$166	$330	$507	$1,023
Class B Shares
Assuming no redemption	$143	$466	$813	$1,792
Assuming complete redemption of shares at the end of the period	$143	$466	$813	$1,792
Class C Shares
Assuming no redemption	$143	$466	$813	$1,792
Assuming complete redemption of shares at the end of the period	$243	$466	$813	$1,792

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Short Term Municipal Bond Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.30% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

14

Management of the Fund

Portfolio Manager

Information about the Advisor’s portfolio manager that is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

James M. D’Arcy

Service with the Fund since June 2007

Investment management experience since 1996

Columbia Management associated since 1999.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Short Term Municipal Bond Fund	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

Other	Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

17

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.
Investment Limits	none	up to $50,000 (based on aggregate account value)(b)	up to $1,000,000
Conversion Features	none	none	none
Front-End Sales Charges(c)	1.00% maximum, declining to 0.00% on investments of $1 million or more	none	none
Contingent Deferred Sales Charges (CDSCs)(c)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	none	1.00% on investments sold within one year of purchase
Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(c)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	1.00%	1.01%	0.75%
$100,000 – $249,999	0.75%	0.76%	0.50%
$250,000 – $999,999	0.50%	0.50%	0.40%
$1,000,000 or more	0.00%	0.00%	1.00%	(c)(d)

(a)	Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

20

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 1.00% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – Commissions

The Distributor may pay an up-front commission directly to your selling and/or servicing agent when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

21

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

22

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

23

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%

(a)	The Fund’s Class A shares pay a combined distribution and service fee pursuant to the Fund’s combined distribution and shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

24

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

25

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

26

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

Once you have an account, you can place buy, sell and exchange orders by telephone if you complete a telephone authorization form. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

27

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

28

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips”

in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more

29

Buying, Selling and Exchanging Shares

or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

30

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

31

Buying, Selling and Exchanging Shares

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

32

Buying, Selling and Exchanging Shares

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

33

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

34

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

■

Distributions that come from the Fund’s tax-exempt interest income are generally free from federal income tax. These distributions generally are not subject to state individual income tax if the Fund invests primarily in securities from that state or its subdivisions. You may, however, be subject to other state and local taxes on these distributions. A portion of these distributions may also be subject to alternative minimum taxes.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

35

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Short Term Municipal Bond Fund – Class A Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$10.14		$10.21		$10.42	$10.40	$10.13
Income from Investment Operations
Net Investment Income(b)	0.30		0.22		0.22	0.20	0.23
Net Realized and Unrealized Gain (Loss) on Investments	0.03		(0.04)		(0.21)	0.02	0.27
Total from Investment Operations	0.33		0.18		0.01	0.22	0.50
Less Distributions Declared to Shareholders
From Net Investment Income	(0.30)		(0.25)		(0.22)	(0.20)	(0.23)
Net Asset Value, End of Period	$10.17		$10.14		$10.21	$10.42	$10.40
Total Return(c)(d)	3.30%		1.80%		0.07%	2.09%	5.00%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	0.65	%(e)	0.65	%(e)	0.65%	0.65%	0.65%
Interest Expense(f)	—%		—%		—%	—%	—%
Net Expenses	0.65	%(e)	0.65	%(e)	0.65%	0.65%	0.65%
Waiver/Reimbursement	0.11%		0.08%		0.15%	0.18%	0.19%
Net Investment Income	2.95	%(e)	2.47	%(e)	2.10%	1.87%	2.21%
Portfolio Turnover Rate	98%		13%		17%	20%	11%
Net Assets, End of Period (000’s)	$32,855		$52,003		$88,601	$181,802	$210,556

(a)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(d)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)	Rounds to less than 0.01%.

36

Financial Highlights

Columbia Short Term Municipal Bond Fund – Class B Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$10.14		$10.21		$10.42	$10.40	$10.13
Income from Investment Operations
Net Investment Income(b)	0.22		0.16		0.14	0.12	0.16
Net Realized and Unrealized Gain (Loss) on Investments	0.03		(0.05)		(0.21)	0.02	0.27
Total from Investment Operations	0.25		0.11		(0.07)	0.14	0.43
Less Distributions Declared to Shareholders
From Net Investment Income	(0.22)		(0.18)		(0.14)	(0.12)	(0.16)
Net Asset Value, End of Period	$10.17		$10.14		$10.21	$10.42	$10.40
Total Return(c)(d)	2.54%		1.04%		(0.68)%	1.33%	4.22%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	1.40	%(e)	1.40	%(e)	1.40%	1.40%	1.40%
Interest Expense(f)	—%		—%		—%	—%	—%
Net Expenses	1.40	%(e)	1.40	%(e)	1.40%	1.40%	1.40%
Waiver/Reimbursement	0.11%		0.08%		0.15%	0.18%	0.19%
Net Investment Income	2.20	%(e)	1.72	%(e)	1.35%	1.12%	1.46%
Portfolio Turnover Rate	98%		13%		17%	20%	11%
Net Assets, End of Period (000’s)	$739		$904		$1,186	$1,356	$1,771

(a)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)	Rounds to less than 0.01%.

37

Financial Highlights

Columbia Short Term Municipal Bond Fund – Class C Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$10.14		$10.21		$10.42	$10.40	$10.13
Income from Investment Operations
Net Investment Income(b)	0.22		0.16		0.14	0.12	0.15
Net Realized and Unrealized Gain (Loss) on Investments	0.03		(0.05)		(0.21)	0.02	0.28
Total From Investment Operations	0.25		0.11		(0.07)	0.14	0.43
Less Distributions Declared to Shareholders
From Net Investment Income	(0.22)		(0.18)		(0.14)	(0.12)	(0.16)
Net Asset Value, End of Period	$10.17		$10.14		$10.21	$10.42	$10.40
Total Return(c)(d)	2.53%		1.04%		(0.68%)	1.33%	4.21%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	1.40	%(e)	1.40	%(e)	1.40%	1.40%	1.40%
Interest Expense(f)	—%		—%		—%	—%	—%
Net Expenses	1.40	%(e)	1.40	%(e)	1.40%	1.40%	1.40%
Waiver/Reimbursement	0.11%		0.08%		0.15%	0.18%	0.19%
Net Investment Income	2.20	%(e)	1.72	%(e)	1.34%	1.12%	1.46%
Portfolio Turnover Rate	98%		13%		17%	20%	11%
Net Assets, End of Period (000’s)	$16,549		$22,848		$32,123	$56,551	$82,563

(a)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)	Rounds to less than 0.01%.

38

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Short Term Municipal Bond Fund – Class A Shares

Maximum Initial Sales Charge 1.00%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.65%	3.31%	(b)	$10,330.65	$165.75
2	10.25%	0.76%	7.69%		$10,768.67	$80.18
3	15.76%	0.76%	12.25%		$11,225.26	$83.58
4	21.55%	0.76%	17.01%		$11,701.21	$87.12
5	27.63%	0.76%	21.97%		$12,197.34	$90.81
6	34.01%	0.76%	27.15%		$12,714.51	$94.67
7	40.71%	0.76%	32.54%		$13,253.61	$98.68
8	47.75%	0.76%	38.16%		$13,815.56	$102.86
9	55.13%	0.76%	44.01%		$14,401.34	$107.22
10	62.89%	0.76%	50.12%		$15,011.96	$111.77
Total Gain After Fees and Expenses					$5,011.96
Total Annual Fees and Expenses Paid						$1,022.64

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

39

Hypothetical Fees and Expenses

Columbia Short Term Municipal Bond Fund – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.40%	3.60%	$10,360.00	$142.52
2	10.25%	1.51%	7.22%	$10,721.56	$159.17
3	15.76%	1.51%	10.96%	$11,095.74	$164.72
4	21.55%	1.51%	14.83%	$11,482.98	$170.47
5	27.63%	1.51%	18.84%	$11,883.74	$176.42
6	34.01%	1.51%	22.98%	$12,298.48	$182.58
7	40.71%	1.51%	27.28%	$12,727.70	$188.95
8	47.75%	1.51%	31.72%	$13,171.90	$195.54
9	55.13%	1.51%	36.32%	$13,631.60	$202.37
10	62.89%	1.51%	41.07%	$14,107.34	$209.43
Total Gain After Fees and Expenses				$4,107.34
Total Annual Fees and Expenses Paid					$1,792.17

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Short Term Municipal Bond Fund – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.40%	3.60%	$10,360.00	$142.52
2	10.25%	1.51%	7.22%	$10,721.56	$159.17
3	15.76%	1.51%	10.96%	$11,095.74	$164.72
4	21.55%	1.51%	14.83%	$11,482.98	$170.47
5	27.63%	1.51%	18.84%	$11,883.74	$176.42
6	34.01%	1.51%	22.98%	$12,298.48	$182.58
7	40.71%	1.51%	27.28%	$12,727.70	$188.95
8	47.75%	1.51%	31.72%	$13,171.90	$195.54
9	55.13%	1.51%	36.32%	$13,631.60	$202.37
10	62.89%	1.51%	41.07%	$14,107.34	$209.43
Total Gain After Fees and Expenses				$4,107.34
Total Annual Fees and Expenses Paid					$1,792.17

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

40

Notes

41

Notes

42

Columbia Short Term Municipal Bond Fund

For More Information

You’ll find more information about Columbia Short Term Municipal Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Short Term Municipal Bond Fund

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132429-0807

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia Short Term Municipal Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Short Term Municipal Bond Fund (the Fund), which is one of the municipal income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Short Term Municipal Bond Fund

FUNDimensions™
Columbia Short Term Municipal Bond Fund
Investment Objective:	Current income exempt from federal income tax, consistent with minimal fluctuation of principal
Investment Style:	Municipal National Short
Benchmark:	Merrill Lynch 1-3 Year U.S. Municipal Index
Ticker Symbol:	Class Z: NSMIX
Principal Risks:	Investment strategy risk Market risk Interest rate risk Credit risk Municipal securities risk Derivatives risk Changing distribution levels risk

FUNDamentals™

Municipal Income Funds

Municipal income funds invest primarily in municipal fixed income securities that have the potential to earn income that is generally free from income tax. State municipal income funds invest most of their assets in securities issued by one state and its public authorities and local governments, and are generally intended for residents of that state.

  Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with minimal fluctuation of principal.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in securities that pay interest exempt from federal income tax (but not necessarily the federal alternative minimum tax). The Fund may invest up to 20% of net assets in securities that pay interest that is subject to taxation, including the federal alternative minimum tax. Under normal circumstances, the Fund’s dollar-weighted average maturity will be less than three years.

The Fund may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its interest rate, yield, maturity, any call features and value relative to other securities.

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Short Term Municipal Bond Fund

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Municipal Securities Risk – Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer’s taxing authority and may be vulnerable to limits on a government’s power or ability to raise revenue or increase taxes. They also may depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many municipal securities are issued to finance projects in similar sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. Municipal securities pay interest that, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes as a result.

6

Columbia Short Term Municipal Bond Fund

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index).

Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI. There is no assurance that the Fund will achieve its investment objective.

7

Columbia Short Term Municipal Bond Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 1.22%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2002:	1.99%
Worst:	2nd quarter 2004:	-0.99%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Short Term Municipal Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Merrill Lynch 1-3 Year U.S. Municipal Index. The Merrill Lynch 1-3 Year U.S. Municipal Index is an unmanaged index that tracks the performance of investment grade U.S. tax exempt bonds with remaining terms to final maturities of at least one year and less than three years. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class Z shares returns before taxes	3.12%	2.58%	3.57%
Class Z shares returns after taxes on distributions	3.12%	2.58%	3.57%
Class Z shares returns after taxes on distributions and sale of Fund shares	3.12%	2.59%	3.55%
Merrill Lynch 1-3 Year U.S. Municipal Index (reflects no deductions for fees, expenses or taxes)	3.25%	2.59%	3.68%

(a)	The inception date of the Fund’s Class Z shares is October 7, 1993.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

9

Columbia Short Term Municipal Bond Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Short Term Municipal Bond Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees(a)	0.45%
Other expenses	0.06%
Acquired fund fees and expenses(b)	—
Total annual Fund operating expenses	0.51%
Fee waivers and/or reimbursements	(0.11)%
Total net expenses(c)	0.40%

(a)

The Fund pays investment advisory fees of 0.30% and an administration fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.30% for assets up to $500 million and 0.25% for assets in excess of $500 million.

(b)	Amount is less than 0.01% and is included in other expenses.

(c)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual operating expenses (exclusive of distribution and service fees) to 0.40% until July 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

11

Columbia Short Term Municipal Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire on July 31, 2008, they are only reflected in the first year of the 3, 5 and 10 year examples.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$41	$152	$274	$630

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Short Term Municipal Bond Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.30% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

14

Management of the Fund

Portfolio Manager

Information about the Advisor’s portfolio manager that is primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

James M. D’Arcy

Service with the Fund since June 2007

Investment management experience since 1996

Columbia Management associated since 1999.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Short Term Municipal Bond Fund	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

15

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

16

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

17

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

18

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor.	Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

19

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

20

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

21

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year. Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

23

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips”

in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more

24

Buying, Selling and Exchanging Shares

or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;
■	potential dilution of the value of the Fund’s shares;
■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;
■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and
■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

25

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent

26

Buying, Selling and Exchanging Shares

(each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

27

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

28

Buying, Selling and Exchanging Shares

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

29

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

30

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

■

Distributions that come from the Fund’s tax-exempt interest income are generally free from federal income tax. These distributions generally are not subject to state individual income tax if the Fund invests primarily in securities from that state or its subdivisions. You may, however, be subject to other state and local taxes on these distributions. A portion of these distributions may also be subject to alternative minimum taxes.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

31

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Short Term Municipal Bond Fund – Class Z Shares

	Year Ended March 31, 2007		Year Ended March 31, 2006(a)		Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$10.14		$10.21		$10.42	$10.40	$10.13
Income from Investment Operations
Net Investment Income(b)	0.32		0.25		0.24	0.22	0.26
Net Realized and Unrealized Gain (Loss) on Investments	0.04		(0.04)		(0.21)	0.02	0.27
Total from Investment Operations	0.36		0.21		0.03	0.24	0.53
Less Distributions Declared to Shareholders
From net investment income	(0.33)		(0.28)		(0.24)	(0.22)	(0.26)
Net Asset Value, End of Period	$10.17		$10.14		$10.21	$10.42	$10.40
Total Return(c)(d)	3.56%		2.05%		0.31%	2.34%	5.27%
Ratios to Average Net Assets/ Supplemental Data
Net Operating Expenses	0.40	%(e)	0.40	%(e)	0.40%	0.40%	0.40%
Interest Expense(f)	—%		—%		—%	—%	—%
Net Expenses	0.40	%(e)	0.40	%(e)	0.40%	0.40%	0.40%
Waiver/Reimbursement	0.11%		0.08%		0.15%	0.18%	0.19%
Net Investment Income	3.20	%(e)	2.72	%(e)	2.35%	2.12%	2.46%
Portfolio Turnover Rate	98%		13%		17%	20%	11%
Net Assets, End of Period (000’s)	$380,532		$529,770		$840,910	$1,009,036	$773,148

(a)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested.

(d)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)	Rounds to less than 0.01%.

32

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Short Term Municipal Bond Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.40%	4.60%	$10,460.00	$40.92
2	10.25%	0.51%	9.30%	$10,929.65	$54.54
3	15.76%	0.51%	14.20%	$11,420.39	$56.99
4	21.55%	0.51%	19.33%	$11,933.17	$59.55
5	27.63%	0.51%	24.69%	$12,468.97	$62.23
6	34.01%	0.51%	30.29%	$13,028.83	$65.02
7	40.71%	0.51%	36.14%	$13,613.82	$67.94
8	47.75%	0.51%	42.25%	$14,225.08	$70.99
9	55.13%	0.51%	48.64%	$14,863.79	$74.18
10	62.89%	0.51%	55.31%	$15,531.17	$77.51
Total Gain After Fees and Expenses				$5,531.17
Total Annual Fees and Expenses Paid					$629.87

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

33

Notes

34

Columbia Short Term Municipal Bond Fund

For More Information

You’ll find more information about Columbia Short Term Municipal Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Short Term Municipal Bond Fund

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132430-0807

Columbia Funds Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007

Columbia Total Return Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Total Return Bond Fund (the Fund), which is one of the government and corporate income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals ™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Total Return Bond Fund

FUNDimensions™
Columbia Total Return Bond Fund
Investment Objective:	Total return, consisting of current income and capital appreciation
Investment Style:	Intermediate-Term Bond
Benchmark:	Lehman Brothers U.S. Aggregate Bond Index
Intermediate-Term Bond
Ticker Symbols:	Class A: NSFAX Class B: NSFNX Class C: NSFCX
Principal Risks:

Investment strategy risk

Market risk

Interest rate risk

U.S. Government obligations risk

Dollar rolls risk

Mortgage- backed securities risk

Asset-backed securities risk

Credit risk

Low and below investment grade securities risk

Foreign securities risk

Reinvestment risk

Liquidity risk

Derivatives risk

Changing distribution levels risk

Frequent trading risk

FUNDamentals™

Fixed Income Funds

Fixed income funds invest primarily in debt securities that may be issued by governments, companies or special purpose entities. Debt securities pay interest at a specified rate on a specified date or dates, and the principal is paid when the security reaches maturity. Prices of debt securities may appreciate as interest rates fall but may lose value as interest rates rise.

Fixed income funds may be a suitable investment for you if you:

■  are looking for a regular stream of income, and

■  are prepared to bear the risks associated with investments in debt securities.

   Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

   Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund normally invests at least 65% of total assets in investment grade securities. The Fund may invest in unrated securities determined by the Advisor to be of comparable quality to investment grade securities at the time of purchase. Under normal circumstances, the Fund’s dollar-weighted average effective maturity will be between three and ten years.

The Fund may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements to seek to enhance its yield.

The Fund may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its coupon, yield, maturity, any call features and value relative to other securities.

5

Columbia Total Return Bond Fund

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, collateralized debt obligations, and other types of consumer loans or lease receivables.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

   Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

6

Columbia Total Return Bond Fund

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Dollar Rolls Risk – Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

■

Mortgage-Backed Securities Risk – The value of the Fund’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage- backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. Asset-backed securities can have a fixed or an adjustable

7

Columbia Total Return Bond Fund

rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by S&P or Fitch) or that are below investment grade (e.g., BB or below by S&P or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

■

Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

8

Columbia Total Return Bond Fund

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

9

Columbia Total Return Bond Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 0.49%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2001:	3.80%
Worst:	2nd quarter 2004:	-2.51%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■ management of fund holdings,

■ market conditions,

■ fund expenses, and

■ flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

10

Columbia Total Return Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers U.S. Aggregate Bond Index, an unmanaged market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year		5 years	10 years(a)
Class A shares returns before taxes	1.21%		3.83%	4.99%
Class A shares returns after taxes on distributions	(0.35%	)	2.18%	2.93%
Class A shares returns after taxes on distributions and sale of Fund shares	0.75%		2.29%	2.99%
Class B shares returns before taxes	0.76%		3.74%	4.61%
Class C shares returns before taxes	2.87%		3.74%	4.61%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	4.33%		5.06%	6.24%

(a)

The Fund’s average annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B and Class C shares are November 19, 1992, June 7, 1993 and November 16, 1992, respectively.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

11

Columbia Total Return Bond Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■   shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■   annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■   management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■   distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See Choosing a Share Class – Distribution and Service Fees for more information.

■    other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

12

Columbia Total Return Bond Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	3.25%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	3.00%	(b)	1.00%	(c)

Annual Fund Operating Expenses (deducted from the Fund’s assets)

	Class A Shares	Class B Shares	Class C Shares
Management fees(d)	0.49%	0.49%	0.49%
Distribution and service fees	0.25%	1.00%	1.00%
Other expenses(e)	0.10%	0.10%	0.10%
Acquired fund fees and expenses	—	—	—
Total annual Fund operating expenses(f)	0.84%	1.59%	1.59%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)

The Fund pays investment advisory fees of 0.34% and an administration fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.40% for assets up to $500 million; 0.35% for assets in excess of $500 million and up to $1 billion; 0.32% for assets in excess of $1 billion and up to $1.5 billion; 0.29% for assets in excess of $1.5 billion and up to $3 billion; 0.28% for assets in excess of $3 billion and up to $6 billion; and 0.27% for assets in excess of $6 billion.

(e)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(f)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual operating expenses (exclusive of distribution and service fees) to 0.60%, until July 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

13

Columbia Total Return Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$408	$584	$776	$1,328
Class B Shares
Assuming no redemption	$162	$502	$866	$1,688
Assuming complete redemption of shares at the end of the period	$462	$702	$866	$1,688
Class C Shares
Assuming no redemption	$162	$502	$866	$1,889
Assuming complete redemption of shares at the end of the period	$262	$502	$866	$1,889

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

14

Columbia Total Return Bond Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end and the Fund’s largest five holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

15

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.34% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

16

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Leonard A. Aplet

Service with the Fund (lead manager) since October 2004

Investment management experience since 1993

Columbia Management Portfolio Manager since 1987.

Kevin Cronk

Service with the Fund (co-manager) since November 2004

Investment management experience since 1994

Columbia Management Portfolio Manager since 1999.

Thomas LaPointe

Service with the Fund (co-manager) since March 2005

Investment management experience since 1994

Columbia Management Portfolio Manager since 1999.

Laura Ostrander

Service with the Fund (co-manager) since November 2004

Investment management experience since 1985

Columbia Management Portfolio Manager since 1996.

Carl W. Pappo

Service with the Fund (co-manager) since November 2006

Investment management experience since 1991

Columbia Management associated since January 1993.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Total Return Bond Fund	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

17

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

18

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

19

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

20

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments (a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.
Investment Limits	none	up to $50,000 (based on aggregate account value)(b)	up to $1,000,000
Conversion Features	none	convert to Class A shares eight years after purchase	none
Front-End Sales Charges(c)	3.25% maximum, declining to 0.00% on investments of $1 million or more	none	none
Contingent Deferred Sales Charges (CDSCs)(c)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	3.00% maximum, gradually declining to 0.00% after four years	1.00% on investments sold within one year of purchase
Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(c)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor.	Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

21

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $99,999	3.25%	3.36%	3.00%
$100,000 – $249,999	2.50%	2.56%	2.25%
$250,000 – $499,999	2.00%	2.04%	1.75%
$500,000 – $999,999	1.50%	1.53%	1.25%
$1,000,000 or more	0.00%	0.00%	1.00%	(c)(d)

(a)	Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

22

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 3.25% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	3.00%
Two	2.00%
Three	2.00%
Four	1.00%
Five	none
Six	none
Seven	none
Eight	none
Nine	Class A Shares

23

Choosing a Share Class

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 3.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted.

■	Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

24

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

25

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

26

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee	Service Fee	Combined Total
Class A	— (a)	— (a)	0.25	%(a)
Class B	0.75%	0.25%	1.00%
Class C	0.75%	0.25%	1.00%

(a)	The Fund’s Class A shares pay a combined distribution and service fee pursuant to the Fund’s combined distribution and shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

27

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

28

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	- (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

29

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

30

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked

31

Buying, Selling and Exchanging Shares

accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact

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Buying, Selling and Exchanging Shares

the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

34

Buying, Selling and Exchanging Shares

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

35

Buying, Selling and Exchanging Shares

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

36

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

37

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

38

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Total Return Bond Fund – Class A Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006(a)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$9.56	$9.80		$10.17		$9.99		$9.65
Income from Investment Operations
Net Investment Income(b)	0.44	0.35		0.31		0.34		0.33
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Futures Contracts	0.18	(0.17)		(0.19)		0.24		0.53
Total from Investment Operations	0.62	0.18		0.12		0.58		0.86
Less Distributions Declared to Shareholders
From Net Investment Income	(0.44)	(0.39)		(0.34)		(0.34)		(0.35)
From Net Realized Gains	—	(0.03)		(0.15)		(0.06)		(0.17)
Total Distributions Declared to Shareholders	(0.44)	(0.42)		(0.49)		(0.40)		(0.52)
Net Asset Value, End of Period	$9.74	$9.56		$9.80		$10.17		$9.99
Total Return(c)	6.65%	1.84	%(d)	1.21	%(d)	5.92	%(d)	9.05	%(d)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(e)	0.79%	0.79%		0.83%		0.90%		0.92%
Net Investment Income(e)	4.60%	3.91%		3.08%		3.36%		3.25%
Waiver/Reimbursement	—	0.06	%(f)	0.08	%(f)	0.03	%(f)	—
Portfolio turnover Rate	320%	199%		402%		398%		488%
Net Assets, End of Period (000’s)	$24,704	$35,849		$30,409		$38,114		$43,828

(a)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no initial sales charge.

(d)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)

Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.06% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

39

Financial Highlights

Columbia Total Return Bond Fund – Class B Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006(a)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$9.57	$9.81		$10.17		$9.99		$9.66
Income from Investment Operations
Net Investment Income(b)	0.37	0.28		0.23		0.26		0.25
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Futures Contracts	0.17	(0.17)		(0.18)		0.24		0.52
Total from Investment Operations	0.54	0.11		0.05		0.50		0.77
Less Distributions Declared to Shareholders
From Net Investment Income	(0.37)	(0.32)		(0.26)		(0.26)		(0.27)
From Net Realized Gains	—	(0.03)		(0.15)		(0.06)		(0.17)
Total Distributions Declared to Shareholders	(0.37)	(0.35)		(0.41)		(0.32)		(0.44)
Net Asset Value, End of Period	$9.74	$9.57		$9.81		$10.17		$9.99
Total Return(c)	5.75%	1.09	%(d)	0.55	%(d)	5.13	%(d)	8.13	%(d)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(e)	1.54%	1.54%		1.58%		1.65%		1.67%
Net Investment Income(e)	3.85%	3.14%		2.32%		2.61%		2.50%
Waiver/Reimbursement	—	0.06	%(f)	0.08	%(f)	0.03	%(f)	—
Portfolio Turnover Rate	320%	199%		402%		398%		488%
Net Assets, End of Period (000’s)	$8,735	$10,108		$9,707		$13,518		$18,783

(a)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)

Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.06% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

40

Financial Highlights

Columbia Total Return Bond Fund – Class C Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006(a)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$9.56	$9.80		$10.17		$9.99		$9.65
Income from Investment Operations
Net Investment Income(b)	0.37	0.28		0.23		0.26		0.25
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Futures Contracts	0.18	(0.17)		(0.19)		0.24		0.53
Total from Investment Operations	0.55	0.11		0.04		0.50		0.78
Less Distributions Declared to Shareholders
From Net Investment Income	(0.37)	(0.32)		(0.26)		(0.26)		(0.27)
From Net Realized Gains	—	(0.03)		(0.15)		(0.06)		(0.17)
Total Distributions Declared to Shareholders	(0.37)	(0.35)		(0.41)		(0.32)		(0.44)
Net Asset Value, End of Period	$9.74	$9.56		$9.80		$10.17		$9.99
Total Return(c)	5.86%	1.08	%(d)	0.45	%(d)	5.13	%(d)	8.24	%(d)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(e)	1.54%	1.54%		1.58%		1.65%		1.67%
Net Investment Income(e)	3.84%	3.20%		2.32%		2.61%		2.50%
Waiver/Reimbursement	—	0.06	%(f)	0.08	%(f)	0.03	%(f)	—
Portfolio turnover Rate	320%	199%		402%		398%		488%
Net Assets, End of Period (000’s)	$2,275	$2,956		$1,470		$1,823		$2,823

(a)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(d)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)

Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.06% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

41

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Total Return Bond Fund – Class A Shares

Maximum Initial Sales Charge 3.25%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.84%	0.77%	(b)	$10,077.48	$407.96
2	10.25%	0.84%	4.97%		$10,496.70	$86.41
3	15.76%	0.84%	9.33%		$10,933.37	$90.01
4	21.55%	0.84%	13.88%		$11,388.19	$93.75
5	27.63%	0.84%	18.62%		$11,861.94	$97.65
6	34.01%	0.84%	23.55%		$12,355.40	$101.71
7	40.71%	0.84%	28.69%		$12,869.38	$105.94
8	47.75%	0.84%	34.05%		$13,404.75	$110.35
9	55.13%	0.84%	39.62%		$13,962.39	$114.94
10	62.89%	0.84%	45.43%		$14,543.22	$119.72
Total Gain After Fees and Expenses					$4,543.22
Total Annual Fees and Expenses Paid						$1,328.44

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

42

Hypothetical Fees and Expenses

Columbia Total Return Bond Fund – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.59%	3.41%	$10,341.00	$161.71
2	10.25%	1.59%	6.94%	$10,693.63	$167.23
3	15.76%	1.59%	10.58%	$11,058.28	$172.93
4	21.55%	1.59%	14.35%	$11,435.37	$178.82
5	27.63%	1.59%	18.25%	$11,825.31	$184.92
6	34.01%	1.59%	22.29%	$12,228.56	$191.23
7	40.71%	1.59%	26.46%	$12,645.55	$197.75
8	47.75%	1.59%	30.77%	$13,076.76	$204.49
9	55.13%	0.84%	36.21%	$13,620.76	$112.13
10	62.89%	0.84%	41.87%	$14,187.38	$116.79
Total Gain After Fees and Expenses				$4,187.38
Total Annual Fees and Expenses Paid					$1,688.00

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Total Return Bond Fund – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.59%	3.41%	$10,341.00	$161.71
2	10.25%	1.59%	6.94%	$10,693.63	$167.23
3	15.76%	1.59%	10.58%	$11,058.28	$172.93
4	21.55%	1.59%	14.35%	$11,435.37	$178.82
5	27.63%	1.59%	18.25%	$11,825.31	$184.92
6	34.01%	1.59%	22.29%	$12,228.56	$191.23
7	40.71%	1.59%	26.46%	$12,645.55	$197.75
8	47.75%	1.59%	30.77%	$13,076.76	$204.49
9	55.13%	1.59%	35.23%	$13,522.68	$211.47
10	62.89%	1.59%	39.84%	$13,983.81	$218.68
Total Gain After Fees and Expenses				$3,983.81
Total Annual Fees and Expenses Paid					$1,889.23

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

43

Notes

44

Notes

45

Notes

46

Columbia Total Return Bond Fund

For More Information

You’ll find more information about Columbia Total Return Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Total Return Bond Fund

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132335-0807

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia Total Return Bond Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Total Return Bond Fund (the Fund), which is one of the government and corporate income funds in the Columbia Funds family of mutual funds (Columbia Funds). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

Columbia Total Return Bond Fund	5

Investment Objective	5

Principal Investment Strategies	5

Principal Risks	6

Performance Information	10

Fees and Expenses	12

Additional Investment Strategies and Policies	15

Management of the Fund	16

Primary Service Providers	16

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest	18

Certain Legal Matters	19

About Class Z Shares	21

Description of the Share Class	21

Financial Intermediary Compensation	22

Buying, Selling and Exchanging Shares	23

Share Price Determination	23

Transaction Rules and Policies	24

Opening an Account and Placing Orders	28

Distributions and Taxes	32

Financial Highlights	34

Hypothetical Fees and Expenses	35

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Fund’s investment advisor (the Advisor) and its administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Total Return Bond Fund

FUNDimensions™
Columbia Total Return Bond Fund
Investment Objective:	Total return, consisting of current income and capital appreciation
Investment Style:	Intermediate–Term Bond
Benchmark:	Lehman Brothers U.S. Aggregate Bond Index
Ticker Symbols:	Class Z: NSFIX
Principal Risks:

Investment strategy risk

Market risk

Interest rate risk

U.S. Government obligations risk

Dollar rolls risk

Mortgage-backed securities risk

Asset-backed securities risk

Credit risk

Low and below investment grade securities risk

Foreign securities risk

Reinvestment risk

Liquidity risk

Derivatives risk

Changing distribution levels risk

Frequent trading risk

FUNDamentals™

Fixed Income Funds

Fixed income funds invest primarily in debt securities that may be issued by governments, companies or special purpose entities. Debt securities pay interest at a specified rate on a specified date or dates, and the principal is paid when the security reaches maturity. Prices of debt securities may appreciate as interest rates fall but may lose value as interest rates rise.

Fixed income funds may be a suitable investment for you if you:

■  are looking for a regular stream of income, and

■  are prepared to bear the risks associated with investments in debt securities.

  Investment Objective

The Fund seeks total return, consisting of current income and capital appreciation.

  Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of net assets in bonds, including debt securities issued by the U.S. Government and its agencies, debt securities issued by corporations, mortgage- and other asset-backed securities, and dollar-denominated securities issued by foreign governments, companies or other entities. The Fund normally invests at least 65% of total assets in investment grade securities. The Fund may invest in unrated securities determined by the Advisor to be of comparable quality to investment grade securities at the time of purchase. Under normal circumstances, the Fund’s dollar-weighted average effective maturity will be between three and ten years.

The Fund may invest in derivatives, including futures, options, swap contracts and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund also may invest in private placements to seek to enhance its yield.

The Fund may participate in mortgage dollar rolls up to the Fund’s then current position in mortgage-backed securities.

The Advisor evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio. The Advisor considers local, national and global economic conditions, market conditions, interest rate movements, and other relevant factors to determine the allocation of the Fund’s assets among different issuers, industry sectors and maturities.

The Advisor, in connection with selecting individual investments for the Fund, evaluates a security based on its potential to generate income and/or capital appreciation. The Advisor considers, among other factors, the creditworthiness of the issuer of the security and the various features of the security, such as its coupon, yield, maturity, any call features and value relative to other securities.

5

Columbia Total Return Bond Fund

The Advisor may sell a security if the Advisor believes that there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; if there is deterioration in a security’s credit rating; or for other reasons.

The Fund’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

The Fund’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs (which may adversely affect the Fund’s performance) and may increase taxable distributions for shareholders.

FUNDamentals™

Investment Grade and Below Investment Grade Securities

Investment grade securities include securities that are rated in one of the four highest rating categories as determined by a nationally recognized statistical rating organization, such as Standard & Poor’s, Fitch or Moody’s, or are unrated securities determined to be of comparable quality. Investment grade securities are rated (from highest to lowest quality) as AAA, AA, A or BBB by Standard & Poor’s and Fitch or as Aaa, Aa, A or Baa by Moody’s. Below investment grade securities include securities that are rated lower than investment grade securities and also may include securities that are unrated.

FUNDamentals™

Mortgage- and Asset-Backed Securities

Mortgage-backed securities represent interests in, or are backed by, pools of underlying mortgages. Mortgage-backed securities may include U.S. Government obligations, or securities that are issued or guaranteed by private issuers, including collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage-backed securities that are traded on a to-be-announced basis.

Asset-backed securities are interests in, or are backed by, pools of receivables, such as automobile loans, credit card loans, equipment leases, home equity loans, manufactured housing loans, collateralized debt obligations, and other types of consumer loans or lease receivables.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

U.S. Treasury and U.S. Government Obligations

U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. Obligations of certain U.S. Government agencies, authorities, instrumentalities or sponsored enterprises can be supported by either (i) the full faith and credit of the U.S. Government, (ii) the right of the issuer to borrow from the U.S. Treasury, (iii) the discretionary authority of the U.S. Government to purchase certain obligations of the issuer or (iv) only the credit of the issuer.

  Principal Risks

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Fund holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or even long periods. The market values of the securities the Fund holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

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Columbia Total Return Bond Fund

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Fund receives from it but will affect the value of the Fund’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

U.S. Government Obligations Risk – U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.

■

Dollar Rolls Risk – Dollar rolls are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk).

■

Mortgage-Backed Securities Risk – The value of the Fund’s mortgage-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgages, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage- backed securities. Mortgage-backed securities can have a fixed or an adjustable rate. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation), which are not insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Mortgage-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of mortgage-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of mortgage-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Asset-Backed Securities Risk – The value of the Fund’s asset-backed securities may be affected by, among other things, changes in: interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements. Asset-backed securities represent interests in, or are backed by, pools of receivables such as credit card, auto, student and home equity loans. Asset-backed securities can have a fixed or an adjustable

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Columbia Total Return Bond Fund

rate. Most asset-backed securities are subject to prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. In addition, the impact of prepayments on the value of asset-backed securities may be difficult to predict and may result in greater volatility. Rising or high interest rates tend to extend the duration of asset-backed securities, making them more volatile and more sensitive to changes in interest rates.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Fund could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by S&P or Fitch) or that are below investment grade (e.g., BB or below by S&P or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Reinvestment Risk – Income from the Fund’s debt securities portfolio will decline if and when the Fund invests the proceeds from matured, traded or called securities in securities with market interest rates that are below the current earnings rate of the Fund’s portfolio.

■

Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Fund may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

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Columbia Total Return Bond Fund

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Fund generally depends on the amount of income and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Fund receives from its investments decline.

■

Frequent Trading Risk – Frequent trading of investments increases the possibility that the Fund will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Fund’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund’s return.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

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Columbia Total Return Bond Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 0.62%

Best and Worst Quarterly Returns During this Period

Best:	3rd quarter 2001:	3.87%
Worst:	2nd quarter 2004:	-2.35%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■   management of fund holdings,

■   market conditions,

■   fund expenses, and

■   flows of investment dollars into and out of the fund.

■   The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia Total Return Bond Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Lehman Brothers U.S. Aggregate Bond Index, an unmanaged market value-weighted index that tracks the daily price, coupon, pay-downs and total return performance of fixed-rate, publicly placed, dollar-denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class Z shares returns before taxes	4.80%	4.78%	5.59%
Class Z shares returns after taxes on distributions	3.10%	3.02%	3.42%
Class Z shares returns after taxes on distributions and sale of Fund shares	3.08%	3.04%	3.44%
Lehman Brothers U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	4.33%	5.06%	6.24%

(a)	The inception date of the Fund’s Class Z shares is October 30, 1992.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

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Columbia Total Return Bond Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■   shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■   annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■   management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■   distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■   other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

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Columbia Total Return Bond Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)

Class Z Shares
Management fees(a)	0.49%
Other expenses(b)	0.10%
Acquired fund fees and expenses	—
Total annual Fund operating expenses(c)	0.59%

(a)

The Fund pays investment advisory fees of 0.34% and an administration fee of 0.15%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.40% for assets up to $500 million; 0.35% for assets in excess of $500 million and up to $1 billion; 0.32% for assets in excess of $1 billion and up to $1.5 billion; 0.29% for assets in excess of $1.5 billion and up to $3 billion; 0.28% for assets in excess of $3 billion and up to $6 billion; and 0.27% for assets in excess of $6 billion.

(b)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(c)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual operating expenses to 0.60% for Class Z shares until July 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

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Columbia Total Return Bond Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total net annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$60	$189	$329	$738

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

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Columbia Total Return Bond Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end and the Fund’s largest five holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Fund generally buys securities for capital appreciation, investment income or both. However, the Fund may sell securities regardless of how long they’ve been held. You’ll find the Fund’s historical portfolio turnover rates in the Financial Highlights.

15

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing the Fund’s portfolio transactions. Although the Advisor is responsible for the investment management of the Fund, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Fund’s investments.

The Fund pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.34% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

16

Management of the Fund

Portfolio Managers

Information about the Advisor’s portfolio managers that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Leonard A. Aplet

Service with the Fund (lead manager) since October 2004

Investment management experience since 1993

Columbia Management Portfolio Manager since 1987.

Kevin Cronk

Service with the Fund (co-manager) since November 2004

Investment management experience since 1994

Columbia Management Portfolio Manager since 1999.

Thomas LaPointe

Service with the Fund (co-manager) since March 2005

Investment management experience since 1994

Columbia Management Portfolio Manager since 1999.

Laura Ostrander

Service with the Fund (co-manager) since November 2004

Investment management experience since 1985

Columbia Management Portfolio Manager since 1996.

Carl W. Pappo

Service with the Fund (co-manager) since November 2006

Investment management experience since 1991

Columbia Management associated since January 1993.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Total Return Bond Fund	0.15%

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

17

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

18

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

19

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

20

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

21

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

22

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

23

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

24

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

25

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips”

in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more

26

Buying, Selling and Exchanging Shares

or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

27

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent

28

Buying, Selling and Exchanging Shares

(each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

29

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

30

Buying, Selling and Exchanging Shares

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

31

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	daily
Distributions	monthly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

32

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

33

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Total Return Bond Fund – Class Z Shares

	Year Ended March 31, 2007	Year Ended March 31, 2006(a)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$9.57	$9.81		$10.17		$10.00		$9.66
Income from Investment Operations
Net Investment Income(b)	0.47	0.37		0.33		0.36		0.35
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency and Futures Contracts	0.18	(0.16)		(0.18)		0.23		0.53
Total from Investment Operations	0.65	0.21		0.15		0.59		0.88
Less Distributions Declared to Shareholders
From Net Investment Income	(0.47)	(0.42)		(0.36)		(0.36)		(0.37)
From Net Realized Gains	—	(0.03)		(0.15)		(0.06)		(0.17)
Total Distributions Declared to Shareholders	(0.47)	(0.45)		(0.51)		(0.42)		(0.54)
Net Asset Value, End of Period	$9.75	$9.57		$9.81		$10.17		$10.00
Total Return(c)	6.91%	2.10	%(d)	1.56	%(d)	6.07	%(d)	9.32	%(d)
Ratios to Average Net Assets/Supplemental Data
Net Expenses(e)	0.54%	0.54%		0.58%		0.65%		0.67%
Net Investment Income(e)	4.85%	4.13%		3.30%		3.61%		3.50%
Waiver/Reimbursement	—	0.06	%(f)	0.08	%(f)	0.03	%(f)	—
Portfolio Turnover Rate	320%	199%		402%		398%		488%
Net Assets, End of Period (000’s)	$1,865,289	$1,997,046		$1,861,448		$2,260,519		$2,482,229

(a)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(b)	Per share data was calculated using the average shares outstanding during the period.

(c)	Total return at net asset value assuming all distributions reinvested.

(d)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

(f)

Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.06% and 0.01% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

34

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Total Return Bond Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.59%	4.41%	$10,441.00	$60.30
2	10.25%	0.59%	9.01%	$10,901.45	$62.96
3	15.76%	0.59%	13.82%	$11,382.20	$65.74
4	21.55%	0.59%	18.84%	$11,884.16	$68.64
5	27.63%	0.59%	24.08%	$12,408.25	$71.66
6	34.01%	0.59%	29.55%	$12,955.45	$74.82
7	40.71%	0.59%	35.27%	$13,526.79	$78.12
8	47.75%	0.59%	41.23%	$14,123.32	$81.57
9	55.13%	0.59%	47.46%	$14,746.16	$85.16
10	62.89%	0.59%	53.96%	$15,396.46	$88.92
Total Gain After Fees and Expenses				$5,396.46
Total Annual Fees and Expenses Paid					$737.89

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

35

Notes

36

Notes

37

Notes

38

Columbia Total Return Bond Fund

For More Information

You’ll find more information about Columbia Total Return Bond Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Total Return Bond Fund

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132232-0807

Columbia Funds Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia High Income Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia High Income Fund (the Fund), which is one of the feeder funds in the Columbia Funds family of mutual funds (Columbia Funds) that invests all of its assets in another fund, Columbia High Income Master Portfolio (the Master Portfolio). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions. Throughout this prospectus, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Master Portfolio’s investment advisor (the Advisor) and the Fund’s and the Master Portfolio’s administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor has engaged an investment sub-advisor(s) to make the day-to-day investment decisions for the Master Portfolio, but retains general investment management responsibility for the Master Portfolio, subject to oversight by the Fund’s and the Master Portfolio’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia High Income Fund

FUNDimensions™
Columbia High Income Fund
Investment Objective:	Total return, consisting of a high level of income and capital appreciation
Investment Style:	High Yield Bond
Benchmark:	Credit Suisse High Yield Index
Ticker Symbols:	Class A: NAHAX Class B: NHYBX Class C: NYICX
Principal Risks:

Investing in other funds risk

Investment strategy risk

Market risk

Low and below investment grade securities risk

Credit risk

Changing distribution levels risk

Interest rate risk

Liquidity risk

Foreign securities risk

Zero-coupon bonds risk

Convertible securities risk

FUNDamentals™

Feeder Funds

Feeder funds do not have their own investment advisor. Feeder funds typically invest all of their assets in another fund, which is called a “master portfolio.” More than one feeder fund may invest in a master portfolio. Each feeder fund may have different share prices and returns than the other feeder funds because different feeder funds may have varying sales charges and ongoing administrative and other expenses.

FUNDamentals™

CSFB High Yield Index

The CSFB High Yield Index is an unmanaged trader-priced portfolio constructed to mirror the investable universe of the U.S. dollar-denominated high yield debt market. Issues must be publicly registered in the United States or issued under Rule 144A with or without registration rights. The index includes below investment grade, cash pay, zero-coupon, stepped-rate and pay-in-kind bonds with at least one year remaining to maturity. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

   Investment Objective

The Fund seeks total return, consisting of a high level of income and capital appreciation.

   Principal Investment Strategies

The Fund invests all or substantially all of its assets in the Master Portfolio. The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio invests at least 80% of net assets in domestic and foreign corporate below investment grade debt securities. These securities generally will be, at the time of purchase, rated “BB” or below by Standard & Poor’s Corporation (S&P) or unrated but determined by the Advisor to be of comparable quality. The Master Portfolio invests primarily in domestic corporate below investment grade securities (including private placements), U.S. dollar-denominated foreign corporate below investment grade securities (including private placements), zero-coupon bonds and U.S. Government obligations. The Master Portfolio may invest up to 20% of net assets in equity securities that may include convertible securities. The Master Portfolio is not managed to a specific duration.

The Advisor has engaged an investment sub-advisor –MacKay Shields LLC (MacKay Shields) – which manages the Master Portfolio on a day-to-day basis, although the Advisor retains general investment management responsibility for the management of the Master Portfolio. MacKay Shields evaluates a security’s potential to generate income and price appreciation in identifying investment opportunities and constructing the Master Portfolio’s portfolio.

When selecting investments for the Master Portfolio, MacKay Shields:

■	focuses on individual security selection (“bottom-up” analysis).

■	uses fundamental credit analysis.

■	emphasizes current income while attempting to minimize risk to principal.

■	seeks to identify a catalyst for capital appreciation such as an operational or financial restructuring.

■	attempts to manage risk by diversifying the Master Portfolio’s investments across securities of many different issuers.

5

Columbia High Income Fund

MacKay Shields may sell a security when its price reaches a target set by MacKay Shields; if MacKay Shields believes there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; or for other reasons.

The Master Portfolio’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals™

Fixed Income Funds

Fixed income funds invest primarily in debt securities that may be issued by governments, companies or special purpose entities. Debt securities pay interest at a specified rate on a specified date or dates, and the principal is paid when the security reaches maturity. Prices of debt securities may appreciate as interest rates fall but may lose value as interest rates rise.

Fixed income funds may be a suitable investment for you if you:

■  are looking for a regular stream of income, and

■  are prepared to bear the risks associated with investments in debt securities.

FUNDamentals™

Convertible Securities

Convertible securities, which include convertible bonds and convertible preferred stocks, can be exchanged for common stock at a specified rate. The common stock it converts to is called the “underlying” common stock.

Convertible securities typically:

■  have higher income potential than the underlying common stock,

■  are affected less by changes in the stock market than the underlying common stock, and

■   have the potential to change in value if the value of the underlying common stock changes.

   Principal Risks

■

Investing in Other Funds Risk – The performance of the underlying fund(s) in which the Fund invests could be adversely affected if other entities that invest in the same underlying fund(s) make relatively large investments or redemptions in the underlying fund(s). Because the expenses and costs of the underlying fund(s) are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Fund. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. In addition, the Advisor has the authority to change the underlying fund(s) in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. If an underlying fund pays fees to the Advisor or its affiliates, this could result in the Advisor having a potential conflict of interest in selecting the underlying fund(s) in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund.

The Fund is subject indirectly to the following risks of the Master Portfolio:

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Master Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Master Portfolio’s shares to lose value or may cause the Master Portfolio to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Master Portfolio holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

6

Columbia High Income Fund

■

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by S&P or Fitch) or that are below investment grade (e.g., BB or below by S&P or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Master Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Master Portfolio generally depends on the amount of income and/or dividends received by the Master Portfolio on the securities it holds. The Master Portfolio may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Master Portfolio receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Master Portfolio receives from it but will affect the value of the Master Portfolio’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Master Portfolio may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master Portfolio may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

7

Columbia High Income Fund

■

Zero-Coupon Bonds Risk – Zero-coupon bonds are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Master Portfolio and distributed to its shareholders.

■

Convertible Securities Risk – Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Master Portfolio may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Master Portfolio’s return.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

Conversion to Stand-Alone Fund

The Fund is currently a feeder fund that invests all of its assets in the Master Portfolio that, in turn, invests in individual portfolio securities. In June 2007, the Board of Trustees of Columbia Funds Series Trust took various actions designed to enable the Fund to operate as a stand-alone fund. Among other actions, the Board adopted/approved an advisory agreement with the Advisor, and a sub-advisory agreement with MacKay Shields, for the Fund on the same terms as are described herein for the Master Portfolio, as well as a single integrated administration agreement combining the Fund-level administrative duties and fees with those at the Master Portfolio-level.

These actions will not result in any change in total fees or the investment objective and principal investment strategies as they are described in this prospectus. Nor will they result in a change in the principal risks of investing in the Fund, except that the “Investments in Other Funds” risk will no longer apply. After the conversion to a stand-alone structure, which is expected to occur in the third quarter of 2007, the Fund will invest directly in individual portfolio securities rather than indirectly through the Master Portfolio.

Shareholder approval is not required to implement these actions.

8

Columbia High Income Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 2.30%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	10.32%
Worst:	3rd quarter 2002:	-5.90%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia High Income Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Credit Suisse High Yield Index, a broad-based, unmanaged index that tracks the performance of high yield bonds. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	Since Inception(a)
Class A shares returns before taxes	6.51%	10.12%	8.19%
Class A shares returns after taxes on distributions	3.76%	6.66%	4.53%
Class A shares returns after taxes on distributions and sale of Fund shares	4.38%	6.67%	4.75%
Class B shares returns before taxes	6.01%	10.08%	8.18%
Class C shares returns before taxes	9.94%	10.36%	8.18%
Credit Suisse High Yield Index (reflects no deductions for fees, expenses or taxes)	11.91%	11.07%	7.99%	(b)

(a)

The Fund’s average annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B and Class C shares are February 14, 2000, February 17, 2000 and March 8, 2000, respectively.

(b)	The return for the index shown is from January 31, 2000.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

10

Columbia High Income Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

    America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

11

Columbia High Income Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares	Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	4.75%	N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A	5.00	%(a)	1.00	%(b)

Annual Fund Operating Expenses (deducted from the Fund’s assets)(c)

	Class A Shares	Class B Shares	Class C Shares
Management fees(d)	0.77%	0.77%	0.77%
Distribution and service fees	0.25%	1.00%	1.00%
Other expenses(e)(f)	0.14%	0.14%	0.14%
Acquired fund fees and expenses	—	—	—
Total annual Fund operating expenses(g)	1.16%	1.91%	1.91%

(a)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

These fees and expenses and the example below include the Fund’s portion of the fees and expenses deducted from the assets of the Master Portfolio. Remember that the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

(d)

The Fund pays investment advisory fees of 0.54% and an administration fee of 0.23%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.55% for assets up to $500 million; 0.52% for assets in excess of $500 million and up to $1 billion; 0.49% for assets in excess of $1 billion and up to $1.5 billion; and 0.46% for assets in excess of $1.5 billion.

(e)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(f)

The Transfer Agent has voluntarily agreed to waive a portion of its fees (which are included in other expenses), for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) will not exceed 0.02% annually. The Transfer Agent, at its discretion, may revise or discontinue this arrangement at any time.

(g)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual operating expenses (exclusive of interest expense and shareholder servicing and distribution fees) to 1.18%, 1.93% and 1.93% for Class A, Class B and Class C shares, respectively, until July 31, 2008. There is no guarantee that these limitations will continue after July 31, 2008.

12

Columbia High Income Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$588	$826	$1,083	$1,817
Class B Shares
Assuming no redemption	$194	$600	$1,032	$2,038
Assuming complete redemption of shares at the end of the period	$694	$900	$1,232	$2,038
Class C Shares
Assuming no redemption	$194	$600	$1,032	$2,233
Assuming complete redemption of shares at the end of the period	$294	$600	$1,032	$2,233

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia High Income Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end and the Fund’s largest 10 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

The Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Accordingly, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus. The Advisor earns its fee as the investment advisor to the Master Portfolio.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Master Portfolio, determining what securities and other investments the Master Portfolio should buy or sell and executing the Master Portfolio’s portfolio transactions. Although the Advisor is responsible for the investment management of the Master Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Master Portfolio’s investments.

The Master Portfolio pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Master Portfolio and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.54% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Master Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Master Portfolio change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the Fund’s sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

15

Management of the Fund

MacKay Shields LLC

MacKay Shields is the Master Portfolio’s investment sub-advisor. Located at 9 West 57th Street, New York, New York 10019, MacKay Shields was organized in 1938 as an economic consulting firm. The firm is an independently-wholly owned subsidiary of New York Life Insurance Company. MacKay Shields had approximately $40 billion in assets under management as of June 30, 2007.

MacKay Shields Portfolio Managers

MacKay Shields’ High Yield Portfolio Management Team is responsible for making the day-to-day decisions for the Master Portfolio. J. Matthew Philo is the lead portfolio manager responsible for making the day-to-day investment decisions for the Master Portfolio. Remember that the Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Information about the lead portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

J. Matthew Philo, CFA

Service with the Fund since inception

Investment management experience since 1984

Mr. Philo has served as Senior Managing Director of MacKay Shields since 2004. Prior to joining MacKay Shields in 1996, Mr. Philo was an analyst and portfolio manager at Thorsell, Parker Partners Inc.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia High Income Fund	0.23%	*

*	This amount represents the combined administration fee paid by the Fund and the Master Portfolio.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States

18

Management of the Fund

District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.
Investment Limits	none	up to $50,000 (based on aggregate account value)(b)	up to $1,000,000
Conversion Features	none	convert to Class A shares eight years after purchase	none
Front-End Sales Charges(c)	4.75% maximum, declining to 0.00% on investments of $1 million or more	none	none
Contingent Deferred Sales Charges (CDSCs)(c)	none	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase
Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(c)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	4.75%	4.99%	4.25%
$50,000 – $99,999	4.50%	4.71%	4.00%
$100,000 – $249,999	3.50%	3.63%	3.00%
$250,000 – $499,999	2.50%	2.56%	2.25%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

21

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 4.75% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

22

Choosing a Share Class

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted.

■	Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

23

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and

Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

24

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

25

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%

(a)	The Fund’s Class A shares pay a combined distribution and service fee pursuant to the Fund’s combined distribution and shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

26

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

27

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

28

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

29

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

30

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips”

in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact

31

Buying, Selling and Exchanging Shares

the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

32

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

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Buying, Selling and Exchanging Shares

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

34

Buying, Selling and Exchanging Shares

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

35

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	monthly
Distributions	monthly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

36

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

37

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia High Income Fund – Class A Shares(a)

	Year Ended March 31, 2007	Year Ended March 31, 2006(b)	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$8.91	$9.31	$9.79	$8.52	$8.80
Income from Investment Operations
Net Investment Income(c)	0.62	0.63	0.66	0.70	0.75
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.32	(0.10)	0.03	1.36	(0.28)
Total From Investment Operations	0.94	0.53	0.69	2.06	0.47
Less Distributions Declared to Shareholders
From Net Investment Income	(0.62)	(0.66)	(0.65)	(0.70)	(0.75)
From Net Realized Gains	(0.12)	(0.27)	(0.52)	(0.09)	—
Total Distributions Declared to Shareholders	(0.74)	(0.93)	(1.17)	(0.79)	(0.75)
Net Asset Value, End of Period	$9.11	$8.91	$9.31	$9.79	$8.52
Total Return(d)	11.10%	6.03%	7.64%	24.88%	6.07%
Ratios to Average Net Assets/Supplemental Data
Net Expenses(e)	1.13%	1.08%	1.09%	1.09%	1.15%
Net Investment Income(e)	6.88%	6.90%	6.90%	7.37%	9.22%
Net Assets, End of Period (000’s)	$123,071	$109,029	$134,980	$163,916	$97,154

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expense of the Columbia High Income Master Portfolio.

(b)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested and no initial sales charge.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

38

Financial Highlights

Columbia High Income Fund – Class B Shares(a)

	Year Ended March 31, 2007	Year Ended March 31, 2006(b)	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$8.89	$9.29	$9.77	$8.51	$8.80
Income from Investment Operations
Net Investment Income(c)	0.55	0.56	0.58	0.64	0.69
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.32	(0.10)	0.04	1.35	(0.29)
Total From Investment Operations	0.87	0.46	0.62	1.99	0.40
Less Distributions Declared to Shareholders
From Net Investment Income	(0.55)	(0.59)	(0.58)	(0.64)	(0.69)
From Net Realized Gains	(0.12)	(0.27)	(0.52)	(0.09)	—
Total Distributions Declared to Shareholders	(0.67)	(0.86)	(1.10)	(0.73)	(0.69)
Net Asset Value, End of Period	$9.09	$8.89	$9.29	$9.77	$8.51
Total Return(d)	10.29%	5.25%	6.89%	23.91%	5.20%
Ratios to Average Net Assets/Supplemental Data
Net Expenses(e)	1.88%	1.83%	1.84%	1.84%	1.90%
Net Investment Income(e)	6.16%	6.22%	6.17%	6.62%	8.47%
Net Assets, End of Period (000’s)	$93,413	$102,085	$130,088	$144,762	$95,110

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expense of the Columbia High Income Master Portfolio.

(b)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

39

Financial Highlights

Columbia High Income Fund – Class C Shares(a)

	Year Ended March 31, 2007	Year Ended March 31, 2006(b)	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$8.86	$9.25	$9.74	$8.47	$8.77
Income from Investment Operations
Net Investment Income(c)	0.55	0.56	0.58	0.64	0.69
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.31	(0.09)	0.03	1.36	(0.30)
Total From Investment Operations	0.86	0.47	0.61	2.00	0.39
Less Distributions Declared to Shareholders
From Net Investment Income	(0.55)	(0.59)	(0.58)	(0.64)	(0.69)
From Net Realized Gains	(0.12)	(0.27)	(0.52)	(0.09)	—
Total Distributions Declared to Shareholders	(0.67)	(0.86)	(1.10)	(0.73)	(0.69)
Net Asset Value, End of Period	$9.05	$8.86	$9.25	$9.74	$8.47
Total Return(d)	10.21%	5.39%	6.80%	24.15%	5.09%
Ratios to Average Net Assets/Supplemental Data
Net Expenses(e)	1.88%	1.83%	1.84%	1.84%	1.90%
Net Investment Income(e)	6.16%	6.23%	6.21%	6.62%	8.47%
Net Assets, End of Period (000’s)	$35,639	$39,547	$49,066	$63,005	$32,453

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expense of the Columbia High Income Master Portfolio.

(b)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

40

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia High Income Fund – Class A Shares

Maximum Initial Sales Charge 4.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.16%	-1.09%	(b)	$9,890.76	$587.61
2	10.25%	1.16%	2.71%		$10,270.57	$116.94
3	15.76%	1.16%	6.65%		$10,664.95	$121.43
4	21.55%	1.16%	10.74%		$11,074.49	$126.09
5	27.63%	1.16%	15.00%		$11,499.75	$130.93
6	34.01%	1.16%	19.41%		$11,941.34	$135.96
7	40.71%	1.16%	24.00%		$12,399.89	$141.18
8	47.75%	1.16%	28.76%		$12,876.04	$146.60
9	55.13%	1.16%	33.70%		$13,370.48	$152.23
10	62.89%	1.16%	38.84%		$13,883.91	$158.08
Total Gain After Fees and Expenses					$3,883.91
Total Annual Fees and Expenses Paid						$1,817.05

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Represents deduction of the maximum initial sales charge.

41

Hypothetical Fees and Expenses

Columbia High Income Fund – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.91%	3.09%	$10,309.00	$193.95
2	10.25%	1.91%	6.28%	$10,627.55	$199.94
3	15.76%	1.91%	9.56%	$10,955.94	$206.12
4	21.55%	1.91%	12.94%	$11,294.48	$212.49
5	27.63%	1.91%	16.43%	$11,643.48	$219.06
6	34.01%	1.91%	20.03%	$12,003.26	$225.83
7	40.71%	1.91%	23.74%	$12,374.16	$232.80
8	47.75%	1.91%	27.57%	$12,756.52	$240.00
9	55.13%	1.16%	32.46%	$13,246.37	$150.82
10	62.89%	1.16%	37.55%	$13,755.03	$156.61
Total Gain After Fees and Expenses				$3,755.03
Total Annual Fees and Expenses Paid					$2,037.62

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia High Income Fund – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.91%	3.09%	$10,309.00	$193.95
2	10.25%	1.91%	6.28%	$10,627.55	$199.94
3	15.76%	1.91%	9.56%	$10,955.94	$206.12
4	21.55%	1.91%	12.94%	$11,294.48	$212.49
5	27.63%	1.91%	16.43%	$11,643.48	$219.06
6	34.01%	1.91%	20.03%	$12,003.26	$225.83
7	40.71%	1.91%	23.74%	$12,374.16	$232.80
8	47.75%	1.91%	27.57%	$12,756.52	$240.00
9	55.13%	1.91%	31.51%	$13,150.70	$247.41
10	62.89%	1.91%	35.57%	$13,557.06	$255.06
Total Gain After Fees and Expenses				$3,557.06
Total Annual Fees and Expenses Paid					$2,232.66

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

42

Columbia High Income Fund

For More Information

You’ll find more information about Columbia High Income Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia High Income Fund

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132233-0807

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia High Income Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia High Income Fund (the Fund), which is one of the feeder funds in the Columbia Funds family of mutual funds (Columbia Funds) that invests all of its assets in another fund, Columbia High Income Master Portfolio (the Master Portfolio). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions. Throughout this prospectus, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Master Portfolio’s investment advisor (the Advisor) and the Fund’s and the Master Portfolio’s administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor has engaged an investment sub-advisor(s) to make the day-to-day investment decisions for the Master Portfolio, but retains general investment management responsibility for the Master Portfolio, subject to oversight by the Fund’s and the Master Portfolio’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia High Income Fund

FUNDimensions™
Columbia High Income Fund
Investment Objective:	Total return, consisting of a high level of income and capital appreciation
Investment Style:	High Yield Bond
Benchmark:	Credit Suisse High Yield Index
Ticker Symbol:	Class Z: NYPAX
Principal Risks:

Investing in other funds risk Investment strategy risk

Market risk

Low and below investment grade securities risk

Credit risk

Changing distribution levels risk

Interest rate risk

Liquidity risk

Foreign securities risk

Zero-coupon bonds risk

Convertible securities risk

FUNDamentals™

Feeder Funds

Feeder funds do not have their own investment advisor. Feeder funds typically invest all of their assets in another fund, which is called a “master portfolio.” More than one feeder fund may invest in a master portfolio. Each feeder fund may have different share prices and returns than the other feeder funds because different feeder funds may have varying sales charges and ongoing administrative and other expenses.

FUNDamentals™

CSFB High Yield Index

The CSFB High Yield Index is an unmanaged trader-priced portfolio constructed to mirror the investable universe of the U.S. dollar-denominated high yield debt market. Issues must be publicly registered in the United States or issued under Rule 144A with or without registration rights. The index includes below investment grade, cash pay, zero-coupon, stepped-rate and pay-in-kind bonds with at least one year remaining to maturity. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

   Investment Objective

The Fund seeks total return, consisting of a high level of income and capital appreciation.

   Principal Investment Strategies

The Fund invests all or substantially all of its assets in the Master Portfolio. The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio invests at least 80% of net assets in domestic and foreign corporate below investment grade debt securities. These securities generally will be, at the time of purchase, rated “BB” or below by Standard & Poor’s Corporation (S&P) or unrated but determined by the Advisor to be of comparable quality. The Master Portfolio invests primarily in domestic corporate below investment grade securities (including private placements), U.S. dollar-denominated foreign corporate below investment grade securities (including private placements), zero-coupon bonds and U.S. Government obligations. The Master Portfolio may invest up to 20% of net assets in equity securities that may include convertible securities. The Master Portfolio is not managed to a specific duration.

The Advisor has engaged an investment sub-advisor – MacKay Shields LLC (MacKay Shields) – which manages the Master Portfolio on a day-to-day basis, although the Advisor retains general investment management responsibility for the management of the Master Portfolio. MacKay Shields evaluates a security’s potential to generate income and price appreciation in identifying investment opportunities and constructing the Master Portfolio’s portfolio.

When selecting investments for the Master Portfolio, MacKay Shields:

■	focuses on individual security selection (“bottom-up” analysis).

■	uses fundamental credit analysis.

■	emphasizes current income while attempting to minimize risk to principal.

■	seeks to identify a catalyst for capital appreciation such as an operational or financial restructuring.

■	attempts to manage risk by diversifying the Master Portfolio’s investments across securities of many different issuers.

5

Columbia High Income Fund

MacKay Shields may sell a security when its price reaches a target set by MacKay Shields; if MacKay Shields believes there is deterioration in the issuer’s financial circumstances, or that other investments are more attractive; or for other reasons.

The Master Portfolio’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

FUNDamentals™

Fixed Income Funds

Fixed income funds invest primarily in debt securities that may be issued by governments, companies or special purpose entities. Debt securities pay interest at a specified rate on a specified date or dates, and the principal is paid when the security reaches maturity. Prices of debt securities may appreciate as interest rates fall but may lose value as interest rates rise.

Fixed income funds may be a suitable investment for you if you:

■  are looking for a regular stream of income, and

■  are prepared to bear the risks associated with investments in debt securities.

FUNDamentals™

Convertible Securities

Convertible securities, which include convertible bonds and convertible preferred stocks, can be exchanged for common stock at a specified rate. The common stock it converts to is called the “underlying” common stock.

Convertible securities typically:

■  have higher income potential than the underlying common stock,

■  are affected less by changes in the stock market than the underlying common stock, and

■   have the potential to change in value if the value of the underlying common stock changes.

   Principal Risks

■

Investing in Other Funds Risk – The performance of the underlying fund(s) in which the Fund invests could be adversely affected if other entities that invest in the same underlying fund(s) make relatively large investments or redemptions in the underlying fund(s). Because the expenses and costs of the underlying fund(s) are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Fund. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. In addition, the Advisor has the authority to change the underlying fund(s) in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. If an underlying fund pays fees to the Advisor or its affiliates, this could result in the Advisor having a potential conflict of interest in selecting the underlying fund(s) in which the Fund invests or in determining the percentage of the Fund’s investments allocated to each underlying fund.

The Fund is subject indirectly to the following risks of the Master Portfolio:

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Master Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Master Portfolio’s shares to lose value or may cause the Master Portfolio to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Master Portfolio holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

6

Columbia High Income Fund

■

Low and Below Investment Grade Securities Risk – Debt securities with the lowest investment grade rating (e.g., BBB by S&P or Fitch) or that are below investment grade (e.g., BB or below by S&P or Fitch) are more speculative than securities with higher ratings, and tend to be more sensitive to credit risk, particularly during a downturn in the economy, which is more likely to weaken the ability of the issuers to make principal and interest payments on these securities than is the case for higher-rated securities. These securities typically pay a premium – a high interest rate or yield – because of the increased risk of loss or loss of value, including default. These securities also are generally less liquid than higher-rated securities. The securities ratings provided by Moody’s Investors Service, Standard & Poor’s and Fitch are based on analyses by these ratings agencies of the credit quality of the securities and may not take into account every risk related to whether interest or principal will be timely repaid.

■

Credit Risk – Credit risk applies to most debt securities, but is generally not a factor for obligations backed by the “full faith and credit” of the U.S. Government. The Master Portfolio could lose money if the issuer of a debt security is unable or perceived to be unable to pay interest or repay principal when it becomes due. Various factors could affect the issuer’s actual or perceived willingness or ability to make timely interest or principal payments, including changes in the issuer’s financial condition or in general economic conditions. Debt securities backed by an issuer’s taxing authority may be subject to legal limits on the issuer’s power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt securities are backed only by revenues derived from a particular project or source, rather than by an issuer’s taxing authority, and thus may have a greater risk of default.

■

Changing Distribution Levels Risk – The amount of the distributions paid by the Master Portfolio generally depends on the amount of income and/or dividends received by the Master Portfolio on the securities it holds. The Master Portfolio may not be able to pay distributions or may have to reduce its distribution level if the income and/or dividends the Master Portfolio receives from its investments decline.

■

Interest Rate Risk – Debt securities are subject to interest rate risk. In general, if prevailing interest rates rise, the values of debt securities will tend to fall, and if interest rates fall, the values of debt securities will tend to rise. Changes in the value of a debt security usually will not affect the amount of income the Master Portfolio receives from it but will affect the value of the Master Portfolio’s shares. Interest rate risk is generally greater for debt securities with longer maturities/durations.

■

Liquidity Risk – Illiquid securities are securities that cannot be readily disposed of in the normal course of business. There is a risk that the Master Portfolio may not be able to sell such securities at the time it desires, or that it cannot sell such securities without adversely affecting their price.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master Portfolio may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

7

Columbia High Income Fund

■

Zero-Coupon Bonds Risk – Zero-coupon bonds are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Master Portfolio and distributed to its shareholders.

■

Convertible Securities Risk – Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Master Portfolio may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Master Portfolio’s return.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

Conversion to Stand-Alone Fund

The Fund is currently a feeder fund that invests all of its assets in the Master Portfolio that, in turn, invests in individual portfolio securities. In June 2007, the Board of Trustees of Columbia Funds Series Trust took various actions designed to enable the Fund to operate as a stand-alone fund. Among other actions, the Board adopted/approved an advisory agreement with the Advisor, and a sub-advisory agreement with MacKay Shields, for the Fund on the same terms as are described herein for the Master Portfolio, as well as a single integrated administration agreement combining the Fund-level administrative duties and fees with those at the Master Portfolio-level.

These actions will not result in any change in total fees or the investment objective and principal investment strategies as they are described in this prospectus. Nor will they result in a change in the principal risks of investing in the Fund, except that the “Investments in Other Funds” risk will no longer apply. After the conversion to a stand-alone structure, which is expected to occur in the third quarter of 2007, the Fund will invest directly in individual portfolio securities rather than indirectly through the Master Portfolio.

Shareholder approval is not required to implement these actions.

8

Columbia High Income Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 2.30%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	10.46%
Worst:	3rd quarter 2002:	-5.80%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia High Income Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Credit Suisse High Yield Index, a broad-based, unmanaged index that tracks the performance of high yield bonds. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	Life of Fund(a)
Class Z shares returns before taxes	12.13%	11.44%	9.30%
Class Z shares returns after taxes on distributions	9.16%	7.86%	5.53%
Class Z shares returns after taxes on distributions and sale of Fund shares	8.03%	7.75%	5.66%
Credit Suisse High Yield Index (reflects no deductions for fees, expenses or taxes)	11.91%	11.07%	7.99%	(b)

(a)	The inception date of the Fund’s Class Z shares is February 14, 2000.

(b)	The return for the index shown is from January 31, 2000.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

10

Columbia High Income Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

11

Columbia High Income Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)(a)

Class Z Shares
Management fees(b)	0.77%
Other expenses(c)(d)	0.14%
Acquired fund fees and expenses	—
Total annual Fund operating expenses(e)	0.91%

(a)

These fees and expenses and the example below include the Fund’s portion of the fees and expenses deducted from the assets of the Master Portfolio. Remember that the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

(b)

The Fund pays investment advisory fees of 0.54% and an administration fee of 0.23%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.55% for assets up to $500 million; 0.52% for assets in excess of $500 million and up to $1 billion; 0.49% for assets in excess of $1 billion and up to $1.5 billion; and 0.46% for assets in excess of $1.5 billion.

(c)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(d)

The Transfer Agent has voluntarily agreed to waive a portion of its fees (which are included in other expenses), for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) will not exceed 0.02% annually. The Transfer Agent, at its discretion, may revise or discontinue this arrangement at any time.

(e)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual operating expenses (exclusive of interest expense and shareholder service and distribution fees) to 0.93% for Class Z shares until July 31, 2008. There is no guarantee that these limitations will continue after July 31, 2008.

12

Columbia High Income Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$93	$290	$504	$1,120

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia High Income Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a fiscal quarter-end are disclosed approximately 60 calendar days after such quarter-end and the Fund’s largest 10 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

The Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Accordingly, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus. The Advisor earns its fee as the investment advisor to the Master Portfolio.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Master Portfolio, determining what securities and other investments the Master Portfolio should buy or sell and executing the Master Portfolio’s portfolio transactions. Although the Advisor is responsible for the investment management of the Master Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Master Portfolio’s investments.

The Master Portfolio pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Master Portfolio and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.54% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Master Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Master Portfolio change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the Fund’s sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

15

Management of the Fund

MacKay Shields LLC

MacKay Shields is the Master Portfolio’s investment sub-advisor. Located at 9 West 57th Street, New York, New York 10019, MacKay Shields was organized in 1938 as an economic consulting firm. The firm is an independently-wholly owned subsidiary of New York Life Insurance Company. MacKay Shields had approximately $40 billion in assets under management as of June 30, 2007.

MacKay Shields Portfolio Managers

MacKay Shields’ High Yield Portfolio Management Team is responsible for making the day-to-day decisions for the Master Portfolio. J. Matthew Philo is the lead portfolio manager responsible for making the day-to-day investment decisions for the Master Portfolio. Remember that the Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Information about the lead portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

J. Matthew Philo, CFA

Service with the Fund since inception

Investment management experience since 1984

Mr. Philo has served as Senior Managing Director of MacKay Shields since 2004. Prior to joining MacKay Shields in 1996, Mr. Philo was an analyst and portfolio manager at Thorsell, Parker Partners Inc.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia High Income Fund	0.23%	*

*	This amount represents the combined administration fee paid by the Fund and the Master Portfolio.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or

18

Management of the Fund

consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

21

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

22

Buying, Selling and Exchanging Shares

Trans action Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

23

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

24

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Funds performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips”

in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more

25

Buying, Selling and Exchanging Shares

or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

26

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or

27

Buying, Selling and Exchanging Shares

sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

28

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

29

Buying, Selling and Exchanging Shares

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).
■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

30

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	monthly
Distributions	monthly

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

31

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends. The Fund does not expect a significant portion of Fund distributions to be derived from qualified dividend income.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■	A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities.

Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

32

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia High Income Fund – Class Z Shares(a)

	Year Ended March 31, 2007	Year Ended March 31, 2006(b)	Year Ended March 31, 2005	Year Ended March 31, 2004	Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$8.98	$9.37	$9.86	$8.57	$8.86
Income from Investment Operations
Net investment income(c)	0.64	0.66	0.67	0.73	0.77
Net realized and unrealized gain (loss) on investments and foreign currency	0.33	(0.10)	0.04	1.38	(0.29)
Total from Investment Operations	0.97	0.56	0.71	2.11	0.48
Less Distributions Declared to Shareholders
From net investment income	(0.64)	(0.68)	(0.68)	(0.73)	(0.77)
From net realized gains	(0.12)	(0.27)	(0.52)	(0.09)	—
Total distributions declared to shareholders	(0.76)	(0.95)	(1.20)	(0.82)	(0.77)
Net Asset Value, End of Period	$9.19	$8.98	$9.37	$9.86	$8.57
Total Return(d)	11.41%	6.37%	7.76%	25.30%	6.19%
Ratios to Average Net Assets/Supplemental Data
Net expenses(e)	0.88%	0.83%	0.84%	0.84%	0.90%
Net investment income(e)	7.14%	7.19%	7.09%	7.62%	9.47%
Net assets, end of period (000’s)	$739,921	$681,752	$707,834	$798,398	$460,639

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expense of the Columbia High Income Master Portfolio.

(b)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	The benefits derived from custody credits had an impact of less than 0.01%.

33

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia High Income Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.91%	4.09%	$10,409.00	$92.86
2	10.25%	0.91%	8.35%	$10,834.73	$96.66
3	15.76%	0.91%	12.78%	$11,277.87	$100.61
4	21.55%	0.91%	17.39%	$11,739.13	$104.73
5	27.63%	0.91%	22.19%	$12,219.26	$109.01
6	34.01%	0.91%	27.19%	$12,719.03	$113.47
7	40.71%	0.91%	32.39%	$13,239.24	$118.11
8	47.75%	0.91%	37.81%	$13,780.73	$122.94
9	55.13%	0.91%	43.44%	$14,344.36	$127.97
10	62.89%	0.91%	49.31%	$14,931.04	$133.20
Total Gain After Fees and Expenses				$4,931.04
Total Annual Fees and Expenses Paid					$1,119.56

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

34

Columbia High Income Fund

For More Information

You’ll find more information about Columbia High Income Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia High Income Fund

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132234-0807

Columbia Funds Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia International Value Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia International Value Fund (the Fund), which is one of the feeder funds in the Columbia Funds family of mutual funds (Columbia Funds) that invests all of its assets in another fund, Columbia International Value Master Portfolio (the Master Portfolio). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions. Throughout this prospectus, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Master Portfolio’s investment advisor (the Advisor) and the Fund’s and the Master Portfolio’s administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor has engaged an investment sub-advisor(s) to make the day-to-day investment decisions for the Master Portfolio, but retains general investment management responsibility for the Master Portfolio, subject to oversight by the Fund’s and the Master Portfolio’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia International Value Fund

FUNDimensions™
Columbia International Value Fund
Investment Objective:	Long-term capital appreciation
Investment Style:	Foreign Large Value
Benchmark:	MSCI EAFE® Index
Ticker Symbols:	Class A: NIVLX Class B: NBIVX Class C: NVICX
Principal Risks:	Investing in other funds risk
Investment strategy risk
Market risk
Value securities risk
Foreign securities risk
Emerging market securities risk

FUNDamentals™

Feeder Funds

Feeder funds do not have their own investment advisor. Feeder funds typically invest all of their assets in another fund, which is called a “master portfolio.” More than one feeder fund may invest in a master portfolio. Each feeder fund may have different share prices and returns than the other feeder funds because different feeder funds may have varying sales charges and ongoing administrative and other expenses.

FUNDamentals™

International Equity Funds

International equity funds invest primarily in equity securities of companies outside of the United States.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities involve special risks not associated with investing in the U.S. stock market. International equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio,

■  are not looking for a regular stream of income, and

■  are prepared to accept the risks associated with foreign securities.

  Investment Objective

The Fund seeks long-term capital appreciation.

  Principal Investment Strategies

The Fund invests all or substantially all of its assets in the Master Portfolio. The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio invests at least 65% of total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Master Portfolio typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Master Portfolio invests primarily in foreign equity securities, either directly or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Master Portfolio has the following limits on its investments, which are applied at the time an investment is made. The Master Portfolio:

■	normally invests no more than 5% of total assets in a single security.

■

typically invests up to the greater of (i) 20% of total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI EAFE® Index (limited to less than 25% of total assets in a single industry, other than U.S. Government obligations).

■	generally may not invest more than 20% of total assets in emerging market countries.

The Advisor has engaged an investment sub-advisor – Brandes Investment Partners, L.P. (Brandes) – which manages the Master Portfolio on a day-to-day basis, although the Advisor retains general investment management responsibility for the management of the Master Portfolio. Brandes uses the “Graham and Dodd” value approach to managing the Master Portfolio. Brandes invests in a company when its current price appears to be below its “true” long-term – or intrinsic – value.

5

Columbia International Value Fund

Brandes uses fundamental analysis to determine intrinsic value, and will consider, among other factors, a company’s earnings, book value, cash flow, capital structure and management record, as well as its industry and position within that industry. This analysis includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, research reports and other information sources, as well as interviews with company management.

Brandes may sell a security when its price reaches a target set by Brandes, if Brandes believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

Emerging Markets

Emerging markets comprise those countries whose economies are considered to be developing – or emerging from underdevelopment – and usually include most or all of Eastern Europe, the Middle East, Asia, Latin America or Africa. Emerging market countries may experience instability resulting from rapid social, political and economic development and their securities markets may be less developed and more thinly traded.

FUNDamentals™

Value Investing

Value investing means looking for “undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes “true” value is and therefore may have potential to increase in value.

FUNDamentals™

Graham and Dodd Approach

Benjamin Graham is widely regarded as the founder of this classic value approach to investing and a pioneer in modern security analysis. In his 1934 book, Security Analysis, co-written by David Dodd, Graham introduced the idea that equity securities should be chosen by identifying the “true” long-term – or intrinsic – value of a company based on measurable data. Benjamin Graham and David Dodd have never had any affiliation with the Fund. Brandes follows this approach, looking at each equity security as though it’s a business that’s for sale. By buying equity securities at what it believes are favorable prices, Brandes looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines.

  Principal Risks

■

Investing in Other Funds Risk – The performance of the underlying fund(s) in which the Fund invests could be adversely affected if other entities that invest in the same underlying fund(s) make relatively large investments or redemptions in the underlying fund(s). Because the expenses and costs of the underlying fund(s) are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Fund. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. In addition, the Advisor has the authority to change the underlying fund(s) in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. If an underlying fund pays fees to the Advisor or its affiliates, this could result in the Advisor having a potential conflict of interest in selecting the underlying fund(s) in which the Fund invests or in determining the percentage of the Fund's investments allocated to each underlying fund.

6

Columbia International Value Fund

The Fund is subject indirectly to the following risks of the Master Portfolio:

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Master Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Master Portfolio’s shares to lose value or may cause the Master Portfolio to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Master Portfolio holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master

Portfolio may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Emerging Market Securities Risk – Securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa are more likely to have greater exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia International Value Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 8.73%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	26.68%
Worst:	3rd quarter 2002:	-21.66%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia International Value Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index®, which is a free float-adjusted market capitalization index that is designed to measure developed equity market performance excluding the U.S. and Canada. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years/Life of Fund(a)
Class A shares returns before taxes	20.87%	15.38%	14.29%
Class A shares returns after taxes on distributions	18.46%	14.23%	12.71%
Class A shares returns after taxes on distributions and sale of Fund shares	16.63%	13.26%	12.01%
Class B shares returns before taxes	22.27%	15.66%	12.38%
Class C shares returns before taxes	26.35%	15.89%	13.71%
MSCI EAFE® Index (reflects no deductions for fees, expenses or taxes)	26.34%	14.98%	7.71%

(a)

The Fund’s average annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B and Class C shares are December 27, 1995, May 22, 1998 and June 15, 1998, respectively. The returns for the Fund’s Class B and Class C shares are shown from their inception dates. The returns for the index shown is from December 31, 1996.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

9

Columbia International Value Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia International Value Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	5.00%	(b)	1.00%	(c)
Redemption fee, as a % of total redemption proceeds	2.00%	(d)	2.00%	(d)	2.00%	(d)

Annual Fund Operating Expenses (deducted from the Fund’s assets)(e)

	Class A Shares	Class B Shares	Class C Shares
Management fees(f)	0.95%	0.95%	0.95%
Distribution and service fees	0.25%	1.00%	1.00%
Other expenses(g)	0.12%	0.12%	0.12%
Acquired fund fees and expenses	—	—	—
Total annual Fund operating expenses	1.32%	2.07%	2.07%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)	This redemption fee may apply to shares that are redeemed (either by sale or exchange into another Columbia Fund) within 60 days of purchase. See Choosing a Share Class – Redemption Fee for details.

(e)

These fees and expenses and the example below include the Fund’s portion of the fees and expenses deducted from the assets of the Master Portfolio. Remember that the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

(f)

The Fund pays investment advisory fees of 0.73% and an administration fee of 0.22%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.85% for assets up to $500 million; 0.80% for assets in excess of $500 million and up to $1 billion; 0.75% for assets in excess of $1 billion and up to $1.5 billion; 0.70% for assets in excess of $1.5 billion and up to $3 billion; 0.68% for assets in excess of $3 billion and up to $6 billion; and 0.66% for assets in excess of $6 billion

(g)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

11

Columbia International Value Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$702	$969	$1,257	$2,074
Class B Shares
Assuming no redemption	$210	$649	$1,114	$2,208
Assuming complete redemption of shares at the end of the period	$710	$949	$1,314	$2,208
Class C Shares
Assuming no redemption	$210	$649	$1,114	$2,400
Assuming complete redemption of shares at the end of the period	$310	$649	$1,114	$2,400

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia International Value Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

The Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Accordingly, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus. The Advisor earns its fee as the investment advisor to the Master Portfolio.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Master Portfolio, determining what securities and other investments the Master Portfolio should buy or sell and executing the Master Portfolio’s portfolio transactions. Although the Advisor is responsible for the investment management of the Master Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Master Portfolio’s investments.

The Master Portfolio pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Master Portfolio and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.73% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Fund. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Fund’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Fund change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the Fund’s sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

14

Management of the Fund

Brandes Investment Partners, L.P.

Founded in 1974 and located at 11988 El Camino Real, Suite 500, San Diego, California 92130, Brandes is a registered investment advisor. As of June 30, 2007, Brandes had approximately $125 billion in assets under management. Brandes uses a value-oriented approach to managing global investments, seeking to build wealth by buying high quality, undervalued stocks.

Brandes Portfolio Managers

Brandes’s Large Cap Investment Committee is responsible for making the day-to-day investment decisions for the Master Portfolio. Remember that the Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Information about the six voting members of Brandes’s Large Cap Investment Committee that are primarily responsible for overseeing the Master Portfolio’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Glenn R. Carlson, CFA

Service with the Fund since inception

Mr. Carlson serves as Chief Executive Officer of Brandes and is a member of the firm’s Executive Committee. As an Executive Committee member, he contributes to strategic decisions and guides the firm toward its vision and objectives. As CEO, he has responsibility for monitoring progress toward plan objectives and managing the firm’s functional areas. He also contributes to the investment process as a member of the Investment Oversight Committee and as a voting member of the Large Cap Investment Committee. Mr. Carlson serves as a senior institutional portfolio manager for a limited number of client relationships and oversees the Portfolio Management/Client Services department. Mr. Carlson earned his BA from the University of California, San Diego. He is a member of the Financial Analysts Society of San Diego and has 24 years of investment experience.

CEO, Brandes Investment Partners 2004 – Present

Co-CEO, Brandes Investment Partners 2002 – 2004

Managing Partner, Brandes Investment Partners 1996 – 2002

Brent V. Woods, CFA

Service with the Fund since inception

Mr. Woods is a member of the firm’s Executive Committee, contributing to strategic decisions and guiding the firm toward its vision and objectives. Mr. Woods also serves as Managing Director – Investments with responsibility for the securities research efforts of the firm and oversight of the product investment committees. In addition, he is a member of the Investment Oversight Committee and a voting member of the Large Cap Investment Committee. Prior to joining Brandes, Mr. Woods worked as an attorney with a Wall Street law firm, specializing in public and private securities offerings, as well as mergers and acquisitions. Mr. Woods earned his AB, Phi Beta Kappa, from Princeton University, a master’s degree in international studies from St. John’s College at Cambridge University, England, and a JD, cum laude, from Harvard Law School. He has 12 years of investment experience.

Managing Director – Investments, Brandes Investment Partners 2002 – Present

Managing Partner, Brandes Investment Partners 1998 – 2002

Amelia Maccoun Morris, CFA

Service with the Fund since inception

Ms. Maccoun Morris is responsible for overseeing and directing equity research activities in the telecommunications, media, and consumer sectors. In addition, Ms. Maccoun Morris contributes to the investment process as a member of the Investment Oversight Committee and a voting member of the Large Cap Committee. Prior to joining Brandes, Ms. Maccoun Morris worked in corporate finance, specializing in non-U.S. equity offerings, and as a senior equity analyst with an international investment bank. Ms. Maccoun Morris holds an MBA from the University of Chicago, and graduated Phi Beta Kappa, cum laude, with a degree in economics from the University of California, Davis. She has 18 years of investment experience.

Director – Investments, Brandes Investment Partners 2004 – Present

Senior Research Analyst, Brandes Investment Partners 1998 – 2004

W. James Brown, CFA

Service with the Fund since inception

Mr. Brown is Director of Investments and a voting member of the Large Cap Investment Committee. He also leads the firm’s research efforts in the financial institutions and utilities sectors. Prior to joining Brandes, Mr. Brown was a

15

Management of the Fund

senior vice president with a major national banking organization where he served in various capacities, including senior portfolio manager, regional director of investments, and head of Texas private banking. His prior professional experience includes 10 years as an Air Force pilot and 10 years as an investment consultant with a large Wall Street firm. Mr. Brown earned a Bachelor of Science degree from the United States Air Force Academy and an MBA from Harvard Business School. He has 23 years of investment experience.

Director Investments, Brandes Investment Partners 2004 – Present

Senior Research Analyst, Brandes Investment Partners 1996 – 2004

Brent Fredberg

Service with the Fund since 2005

Mr. Fredberg is a senior research analyst responsible for research in the technology and household durables areas. He is a voting member of the firm’s Large Cap Investment Committee. Prior to joining Brandes, Mr. Fredberg worked for a major U.S. consumer products company as a financial analyst and controller. He earned his MBA with distinction from Northwestern University’s Kellogg Graduate School of Management and his BS in finance, with distinction, from the University of Iowa. Mr. Fredberg is a CPA and CMA, with 13 years of finance and investment experience.

Senior Research Analyst, Brandes Investment Partners 2003 – Present

Analyst, Brandes Investment Partners 1999 – 2003

Keith V. Colestock, CFA

Service with the Fund since 2005

Mr. Colestock is Director of Investments at Brandes. He also is a voting member of the Large Cap and Mid Cap Investment Committees. Prior to joining Brandes, Mr. Colestock served as senior equity analyst and director of research for an investment research firm in San Diego. Before that, Mr. Colestock was an independent demographic consultant to retail real estate developers. He earned his BA in business administration from California State University, Fullerton. He is a current member and past president of the Financial Analysts Society of San Diego. Mr. Colestock has 17 years of investment experience.

Director Investments, Brandes Investment Partners 2004 – Present

Senior Research Analyst, Brandes Investment Partners 2001 – 2004

Portfolio Manager, Brandes Investment Partners 1995 – 2001

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia International Value Fund	0.22%	*

*	This amount represents the combined administration fee paid by the Fund and the Master Portfolio.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

                                    [GRAPHIC]

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

18

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares(a)	Class B Shares(a)	Class C Shares(a)
Eligible Investors and Minimum Initial Investments( b)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.
Investment Limits	none	up to $50,000 (based on aggregate account value) (c)	up to $1,000,000
Conversion Features	none	convert to Class A shares eight years after purchase	none
Front-End Sales Charges(d)	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none
Contingent Deferred Sales Charges (CDSCs)(d)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase
Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee

(a)

Subject to certain limited exceptions, the Fund is no longer accepting new investments from current or prospective investors. See Buying, Selling and Exchanging Shares –Opening an Account and Placing Orders – Fund Closing for more details.

(b)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(c)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(d)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

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Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00%	(c)(d)

(a)	Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

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Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 5.75% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

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Choosing a Share Class

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted.

■	Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

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Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and

Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

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Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

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Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%

(a)	The Fund’s Class A shares pay a combined distribution and service fee pursuant to the Fund’s combined distribution and shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

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Choosing a Share Class

Redemption Fee

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The Columbia Funds international/global equity funds assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Columbia Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, the Transfer Agent generally applies a first-in, first-out approach. This means that the Transfer Agent will deem you to have sold first those shares that you have held the longest. When selling or exchanging shares of a Columbia Fund that you acquired by a previous exchange, the period you held shares of the first Columbia Fund prior to first exchange will not be considered in determining whether the redemption fee applies to the second sale or exchange. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and the Transfer Agent has received proper notification of your qualification. The Transfer Agent will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify the Transfer Agent that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

■	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner,

■

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit-sharing and money-purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, but not where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts,

■

shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar 529 Plan) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds),

■

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices,

■

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders,

■	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor,

■	shares that were bought with reinvested distributions,

■	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature, or similar affiliated or unaffiliated automated plans, and

■

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an IRA or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/ 2 .

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

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Choosing a Share Class

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances. Columbia Funds’ ability to assess redemption fees or apply waivers is generally limited by the policies of financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time period.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

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Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

29

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

30

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

31

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year. Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked

32

Buying, Selling and Exchanging Shares

accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is

33

Buying, Selling and Exchanging Shares

identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

34

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Fund Closing

Shares of Columbia International Value Fund currently may only be purchased through reinvestment of dividends and distributions; by certain qualified retirement plans on behalf of plan participants; and by investors who purchase shares through accounts established with certain investment advisors or financial planners, including certain wrap fee accounts.

The Fund is also open to investments by certain institutional and separately managed account (SMA) investors that are pre-existing clients of Brandes to the extent that they may reinvest the proceeds of their existing accounts in shares of the Fund, and then existing Fund closure rules apply. In addition, the Fund is open to investments by the Trustees of Columbia Funds Series Trust; employees of the Advisor, Brandes or their affiliates, including their immediate family members; and Bank of America and Brandes retirement plans.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth

IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

35

Buying, Selling and Exchanging Shares

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

36

Buying, Selling and Exchanging Shares

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

37

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

38

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

■

Because the Fund is an international/global equity fund, if at the end of the taxable year more than 50% of the Fund’s assets consist of foreign securities, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

39

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia International Value Fund – Class A Shares(a)

	Year Ended March 31, 2007		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$24.97		$22.34		$20.64		$11.62		$16.61
Income from Investment Operations
Net Investment Income(c)	0.29		0.31		0.23		0.15		0.15
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	4.34		4.73		2.51		9.04		(4.92)
Total from Investment Operations	4.63		5.04		2.74		9.19		(4.77)
Less Distributions Declared to Shareholders
From Net Investment Income	(0.34)		(0.35)		(0.25)		(0.17)		(0.13)
From Net Realized Gains	(3.24)		(2.06)		(0.79)		—		(0.09)
Total Distributions Declared to Shareholders	(3.58)		(2.41)		(1.04)		(0.17)		(0.22)
Redemption Fees:
Redemption Fees Added to Paid-In-Capital(b)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	—
Net Asset Value, End of Period	$26.02		$24.97		$22.34		$20.64		$11.62
Total Return(e)	20.46%		24.28%		13.38%		79.17%		(28.97%)
Ratios to Average Net Assets/ Supplemental Data
Net Operating Expenses	1.30	%(f)	1.27%		1.33%		1.36%		1.42%
Interest Expense	—	%(g)	—	%(g)	—		—		—
Net Expenses	1.30	%(f)	1.27%		1.33%		1.36%		1.42%
Net Investment Income	1.15%		1.38%		1.10%		0.89%		0.91%
Waiver/Reimbursement	—		0.06	%(h)	0.07	%(h)	0.09	%(h)	0.06%
Net Assets, End of Period (000’s)	$1,073,616		$1,010,361		$906,848		$792,857		$482,196

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expense of the Columbia International Value Master Portfolio.

(b)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Amount represents less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Rounds to less than 0.01%.

(h)

Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.04% and 0.06% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

40

Financial Highlights

Columbia International Value Fund – Class B Shares(a)

	Year Ended March 31, 2007		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$24.54		$22.00		$20.35		$11.47		$16.39
Income from Investment Operations
Net Investment Income(c)	0.11		0.15		0.08		0.02		0.03
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	4.22		4.63		2.45		8.91		(4.84)
Total from Investment Operations	4.33		4.78		2.53		8.93		(4.81)
Less Distributions Declared to Shareholders
From Net Investment Income	(0.20)		(0.18)		(0.09)		(0.05)		(0.02)
From Net Realized Gains	(3.24)		(2.06)		(0.79)		—		(0.09)
Total Distributions Declared to Shareholders	(3.44)		(2.24)		(0.88)		(0.05)		(0.11)
Redemption Fees:
Redemption Fees Added to Paid-In-Capital(b)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	—
Net Asset Value, End of Period	$25.43		$24.54		$22.00		$20.35		$11.47
Total Return(e)	19.51%		23.36%		12.54%		77.89%		(29.54)%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	2.05	%(f)	2.02%		2.08%		2.11%		2.17%
Interest Expense	—	%(g)	—	%(g)	—		—		—
Net Expenses	2.05	%(f)	2.02%		2.08%		2.11%		2.17%
Net Investment Income	0.45%		0.67%		0.35%		0.14%		0.16%
Waiver/Reimbursement	—		0.06	%(h)	0.07	%(h)	0.09	%(h)	0.06%
Net Assets, End of Period (000’s)	$110,726		$114,932		$111,402		$112,798		$73,283

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expense of the Columbia International Value Master Portfolio.

(b)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Amount represents less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Rounds to less than 0.01%.

(h)

Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.04% and 0.06% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

41

Financial Highlights

Columbia International Value Fund – Class C Shares(a)

	Year Ended March 31, 2007		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$24.52		$21.98		$20.33		$11.46		$16.39
Income from Investment Operations
Net Investment Income(c)	0.10		0.15		0.08		0.02		0.02
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	4.22		4.63		2.45		8.90		(4.82)
Total from Investment Operations	4.32		4.78		2.53		8.92		(4.80)
Less Distributions Declared to Shareholders
From Net Investment Income	(0.20)		(0.18)		(0.09)		(0.05)		(0.04)
From Net Realized Gains	(3.24)		(2.06)		(0.79)		—		(0.09)
Total Distributions Declared to Shareholders	(3.44)		(2.24)		(0.88)		(0.05)		(0.13)
Redemption Fees:
Redemption Fees Added to Paid-In-Capital	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	—
Net Asset Value, End of Period	$25.40		$24.52		$21.98		$20.33		$11.46
Total Return(e)	19.48%		23.38%		12.54%		77.85%		(29.52)%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	2.05	%(f)	2.02%		2.08%		2.11%		2.17%
Interest Expense	—	%(g)	—	%(g)	—		—		—
Net Expenses	2.05	%(f)	2.02%		2.08%		2.11%		2.17%
Net Investment Income	0.42%		0.67%		0.35%		0.14%		0.16%
Waiver/Reimbursement	—		0.06	%(h)	0.07	%(h)	0.09	%(h)	0.06%
Net Assets, End of Period (000’s)	$170,731		$168,819		$162,797		$170,702		$113,594

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expense of the Columbia International Value Master Portfolio.

(b)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Amount represents less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Rounds to less than 0.01%.

(h)

Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.04% and 0.06% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

42

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia International Value Fund – Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.32%	-2.28%	(b)	$9,771.84	$701.70
2	10.25%	1.32%	1.31%		$10,131.44	$131.36
3	15.76%	1.32%	5.04%		$10,504.28	$136.20
4	21.55%	1.32%	8.91%		$10,890.84	$141.21
5	27.63%	1.32%	12.92%		$11,291.62	$146.40
6	34.01%	1.32%	17.07%		$11,707.15	$151.79
7	40.71%	1.32%	21.38%		$12,137.98	$157.38
8	47.75%	1.32%	25.85%		$12,584.65	$163.17
9	55.13%	1.32%	30.48%		$13,047.77	$169.17
10	62.89%	1.32%	35.28%		$13,527.93	$175.40
Total Gain After Fees and Expenses					$3,527.93
Total Annual Fees and Expenses Paid						$2,073.78

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

43

Hypothetical Fees and Expenses

Columbia International Value Fund – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.07%	2.93%	$10,293.00	$210.03
2	10.25%	2.07%	5.95%	$10,594.58	$216.19
3	15.76%	2.07%	9.05%	$10,905.01	$222.52
4	21.55%	2.07%	12.25%	$11,224.52	$229.04
5	27.63%	2.07%	15.53%	$11,553.40	$235.75
6	34.01%	2.07%	18.92%	$11,891.92	$242.66
7	40.71%	2.07%	22.40%	$12,240.35	$249.77
8	47.75%	2.07%	25.99%	$12,598.99	$257.09
9	55.13%	1.32%	30.63%	$13,062.63	$169.37
10	62.89%	1.32%	35.43%	$13,543.34	$175.60
Total Gain After Fees and Expenses				$3,543.34
Total Annual Fees and Expenses Paid					$2,208.02

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia International Value Fund – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.07%	2.93%	$10,293.00	$210.03
2	10.25%	2.07%	5.95%	$10,594.58	$216.19
3	15.76%	2.07%	9.05%	$10,905.01	$222.52
4	21.55%	2.07%	12.25%	$11,224.52	$229.04
5	27.63%	2.07%	15.53%	$11,553.40	$235.75
6	34.01%	2.07%	18.92%	$11,891.92	$242.66
7	40.71%	2.07%	22.40%	$12,240.35	$249.77
8	47.75%	2.07%	25.99%	$12,598.99	$257.09
9	55.13%	2.07%	29.68%	$12,968.14	$264.62
10	62.89%	2.07%	33.48%	$13,348.11	$272.37
Total Gain After Fees and Expenses				$3,348.11
Total Annual Fees and Expenses Paid					$2,400.04

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

44

Notes

45

Notes

46

Columbia International Value Fund

For More Information

You’ll find more information about Columbia International Value Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia International Value Fund

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132336-0807

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia International Value Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia International Value Fund (the Fund), which is one of the feeder funds in the Columbia Funds family of mutual funds (Columbia Funds) that invests all of its assets in another fund, Columbia International Value Master Portfolio (the Master Portfolio). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions. Throughout this prospectus, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Master Portfolio’s investment advisor (the Advisor) and the Fund’s and the Master Portfolio’s administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor has engaged an investment sub-advisor(s) to make the day-to-day investment decisions for the Master Portfolio, but retains general investment management responsibility for the Master Portfolio, subject to oversight by the Fund’s and the Master Portfolio’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia International Value Fund

FUNDimensions™
Columbia International Value Fund
Investment Objective:	Long-term capital appreciation
Investment Style:	Foreign Large Value
Benchmark:	MSCI EAFE® Index
Ticker Symbol:	Class Z: EMIEX
Principal Risks:	Investing in other funds risk Investment strategy risk Market risk Value securities risk Foreign securities risk Emerging market securities risk

FUNDamentals™

Feeder Funds

Feeder funds do not have their own investment advisor. Feeder funds typically invest all of their assets in another fund, which is called a “master portfolio.” More than one feeder fund may invest in a master portfolio. Each feeder fund may have different share prices and returns than the other feeder funds because different feeder funds may have varying sales charges and ongoing administrative and other expenses.

FUNDamentals™

International Equity Funds

International equity funds invest primarily in equity securities of companies outside of the United States.

Equity securities have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have the highest risk. Foreign securities involve special risks not associated with investing in the U.S. stock market.

International equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio,

■  are not looking for a regular stream of income, and

■  are prepared to accept the risks associated with foreign securities.

   Investment Objective

The Fund seeks long-term capital appreciation.

   Principal Investment Strategies

The Fund invests all or substantially all of its assets in the Master Portfolio. The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio invests at least 65% of total assets in equity securities of foreign companies that have market capitalizations of more than $1 billion at the time of purchase. The Master Portfolio typically invests in foreign companies in at least three countries, other than the United States, at any one time and may invest in emerging market countries. The Master Portfolio invests primarily in foreign equity securities, either directly or indirectly through closed-end investment companies and depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies.

The Master Portfolio has the following limits on its investments, which are applied at the time an investment is made. The Master Portfolio:

■	normally invests no more than 5% of total assets in a single security.

■

typically invests up to the greater of (i) 20% of total assets in a single country or industry or (ii) 150% of the weighting of a single country or industry in the MSCI EAFE® Index (limited to less than 25% of total assets in a single industry, other than U.S. Government obligations).

■	generally may not invest more than 20% of total assets in emerging market countries.

The Advisor has engaged an investment sub-advisor – Brandes Investment Partners, L.P. (Brandes) – which manages the Master Portfolio on a day-to-day basis, although the Advisor retains general investment management responsibility for the management of the Master Portfolio. Brandes uses the “Graham and Dodd” value approach to managing the Master Portfolio. Brandes invests in a company when its current price appears to be below its “true” long-term – or intrinsic – value.

5

Columbia International Value Fund

Brandes uses fundamental analysis to determine intrinsic value, and will consider, among other factors, a company’s earnings, book value, cash flow, capital structure and management record, as well as its industry and position within that industry. This analysis includes a review of company reports, filings with the SEC, computer databases, industry publications, general and business publications, research reports and other information sources, as well as interviews with company management.

Brandes may sell a security when its price reaches a target set by Brandes, if Brandes believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

FUNDamentals™

Emerging Markets

Emerging markets comprise those countries whose economies are considered to be developing – or emerging from underdevelopment – and usually include most or all of Eastern Europe, the Middle East, Asia, Latin America or Africa. Emerging market countries may experience instability resulting from rapid social, political and economic development and their securities markets may be less developed and more thinly traded.

FUNDamentals™

Value Investing

Value investing means looking for “undervalued” companies – companies that may be currently out of favor and selling at prices below where the Advisor believes “true” value is and therefore may have potential to increase in value.

FUNDamentals™

Graham and Dodd Approach

Benjamin Graham is widely regarded as the founder of this classic value approach to investing and a pioneer in modern security analysis. In his 1934 book, Security Analysis, co-written by David Dodd, Graham introduced the idea that equity securities should be chosen by identifying the “true” long-term – or intrinsic – value of a company based on measurable data. Benjamin Graham and David Dodd have never had any affiliation with the Fund. Brandes follows this approach, looking at each equity security as though it’s a business that’s for sale. By buying equity securities at what it believes are favorable prices, Brandes looks for the potential for appreciation over the business cycle, and for a margin of safety against price declines.

   Principal Risks

■

Investing in Other Funds Risk – The performance of the underlying fund(s) in which the Fund invests could be adversely affected if other entities that invest in the same underlying fund(s) make relatively large investments or redemptions in the underlying fund(s). Because the expenses and costs of the underlying fund(s) are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Fund. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. In addition, the Advisor has the authority to change the underlying fund(s) in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. If an underlying fund pays fees to the Advisor or its affiliates, this could result in the Advisor having a potential conflict of interest in selecting the underlying fund(s) in which the Fund invests or in determining the percentage of the Fund's investments allocated to each underlying fund.

6

Columbia International Value Fund

The Fund is subject indirectly to the following risks of the Master Portfolio:

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Master Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Master Portfolio’s shares to lose value or may cause the Master Portfolio to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Master Portfolio holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master

Portfolio may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Emerging Market Securities Risk – Securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa are more likely to have greater exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

7

Columbia International Value Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 8.84%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	26.78%
Worst:	3rd quarter 2002:	-21.58%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia International Value Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index, which is a free float-adjusted market capitalization index that is designed to measure developed equity market performance excluding the U.S. and Canada. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class Z shares returns before taxes	28.60%	17.04%	15.22%
Class Z shares returns after taxes on distributions	26.00%	15.81%	13.56%
Class Z shares returns after taxes on distributions and sale of Fund shares	21.86%	14.71%	12.82%
MSCI EAFE® Index (reflects no deductions for fees, expenses or taxes)	26.34%	14.98%	7.71%

(a)	The inception date of the Fund’s Class Z shares is December 27, 1995.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

9

Columbia International Value Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia International Value Fund

Shareholder Fees (paid directly from your investment)

	Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A
Redemption fee, as a % of total redemption proceeds	2.00%	(a)

Annual Fund Operating Expenses (deducted from the Fund’s assets) (b)

Class Z Shares
Management fees(c)	0.95%
Other expenses(d)	0.12%
Acquired fund fees and expenses	—
Total annual Fund operating expenses	1.07%

(a)	This redemption fee may apply to shares that are redeemed (either by sale or exchange into another Columbia Fund) within 60 days of purchase. See About Class Z Shares – Redemption Fee for details.

(b)

These fees and expenses and the example below include the Fund’s portion of the fees and expenses deducted from the assets of the Master Portfolio. Remember that the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

(c)

The Fund pays investment advisory fees of 0.73% and an administration fee of 0.22%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.85% for assets up to $500 million; 0.80% for assets in excess of $500 million and up to $1 billion; 0.75% for assets in excess of $1 billion and up to $1.5 billion; 0.70% for assets in excess of $1.5 billion and up to $3 billion; 0.68% for assets in excess of $3 billion and up to $6 billion; and 0.66% for assets in excess of $6 billion

(d)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

11

Columbia International Value Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$109	$340	$590	$1,306

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia International Value Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

13

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

The Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Accordingly, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus. The Advisor earns its fee as the investment advisor to the Master Portfolio.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Master Portfolio, determining what securities and other investments the Master Portfolio should buy or sell and executing the Master Portfolio’s portfolio transactions. Although the Advisor is responsible for the investment management of the Master Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Master Portfolio’s investments.

The Master Portfolio pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Master Portfolio and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.73% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Master Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Master Portfolio change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the Fund’s sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

14

Management of the Fund

Brandes Investment Partners, L.P.

Founded in 1974 and located at 11988 El Camino Real, Suite 500, San Diego, California 92130, Brandes is a registered investment advisor. As of June 30, 2007, Brandes had approximately $125 billion in assets under management. Brandes uses a value-oriented approach to managing global investments, seeking to build wealth by buying high quality, undervalued stocks.

Brandes Portfolio Managers

Brandes’s Large Cap Investment Committee is responsible for making the day-to-day investment decisions for the Master Portfolio. Remember that the Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Information about the six voting members of Brandes’s Large Cap Investment Committee that are primarily responsible for overseeing the Master Portfolio’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Glenn R. Carlson, CFA

Service with the Fund since inception

Mr. Carlson serves as Chief Executive Officer of Brandes and is a member of the firm’s Executive Committee. As an Executive Committee member, he contributes to strategic decisions and guides the firm toward its vision and objectives. As CEO, he has responsibility for monitoring progress toward plan objectives and managing the firm’s functional areas. He also contributes to the investment process as a member of the Investment Oversight Committee and as a voting member of the Large Cap Investment Committee. Mr. Carlson serves as a senior institutional portfolio manager for a limited number of client relationships and oversees the Portfolio Management/Client Services department. Mr. Carlson earned his BA from the University of California, San Diego. He is a member of the Financial Analysts Society of San Diego and has 24 years of investment experience.

CEO, Brandes Investment Partners 2004-Present

Co-CEO, Brandes Investment Partners 2002-2004

Managing Partner, Brandes Investment Partners 1996-2002

Brent V. Woods, CFA

Service with the Fund since inception

Mr. Woods is a member of the firm’s Executive Committee, contributing to strategic decisions and guiding the firm toward its vision and objectives. Mr. Woods also serves as Managing Director-Investments with responsibility for the securities research efforts of the firm and oversight of the product investment committees. In addition, he is a member of the Investment Oversight Committee and a voting member of the Large Cap Investment Committee. Prior to joining Brandes, Mr. Woods worked as an attorney with a Wall Street law firm, specializing in public and private securities offerings, as well as mergers and acquisitions. Mr. Woods earned his AB, Phi Beta Kappa, from Princeton University, a master’s degree in international studies from St. John’s College at Cambridge University, England, and a JD, cum laude, from Harvard Law School. He has 12 years of investment experience.

Managing Director – Investments, Brandes Investment Partners 2002-Present

Managing Partner, Brandes Investment Partners 1998-2002

Amelia Maccoun Morris, CFA

Service with the Fund since inception

Ms. Maccoun Morris is responsible for overseeing and directing equity research activities in the telecommunications, media, and consumer sectors. In addition, Ms. Maccoun Morris contributes to the investment process as a member of the Investment Oversight Committee and a voting member of the Large Cap Committee. Prior to joining Brandes, Ms. Maccoun Morris worked in corporate finance, specializing in non-U.S. equity offerings, and as a senior equity analyst with an international investment bank. Ms. Maccoun Morris holds an MBA from the University of Chicago, and graduated Phi Beta Kappa, cum laude, with a degree in economics from the University of California, Davis. She has 18 years of investment experience.

Director-Investments, Brandes Investment Partners 2004-Present

Senior Research Analyst, Brandes Investment Partners 1998-2004

W. James Brown, CFA

Service with the Fund since inception

Mr. Brown is Director of Investments and a voting member of the Large Cap Investment Committee. He also leads the firm’s research efforts in the financial institutions and utilities sectors. Prior to joining Brandes, Mr. Brown was a senior vice president with a major national banking

15

Management of the Fund

organization where he served in various capacities, including senior portfolio manager, regional director of investments, and head of Texas private banking. His prior professional experience includes 10 years as an Air Force pilot and 10 years as an investment consultant with a large Wall Street firm. Mr. Brown earned a Bachelor of Science degree from the United States Air Force Academy and an MBA from Harvard Business School. He has 23 years of investment experience.

Director Investments, Brandes Investment Partners 2004-Present

Senior Research Analyst, Brandes Investment Partners 1996-2004

Brent Fredberg

Service with the Fund since 2005

Mr. Fredberg is a senior research analyst responsible for research in the technology and household durables areas. He is a voting member of the firm’s Large Cap Investment Committee. Prior to joining Brandes, Mr. Fredberg worked for a major U.S. consumer products company as a financial analyst and controller. He earned his MBA with distinction from Northwestern University’s Kellogg Graduate School of Management and his BS in finance, with distinction, from the University of Iowa. Mr. Fredberg is a CPA and CMA, with 13 years of finance and investment experience.

Senior Research Analyst, Brandes Investment Partners 2003 Present

Analyst, Brandes Investment Partners 1999-2003

Keith V. Colestock, CFA

Service with the Fund since 2005

Mr. Colestock is Director of Investments at Brandes. He also is a voting member of the Large Cap and Mid Cap Investment Committees. Prior to joining Brandes, Mr. Colestock served as senior equity analyst and director of research for an investment research firm in San Diego. Before that, Mr. Colestock was an independent demographic consultant to retail real estate developers. He earned his BA in business administration from California State University, Fullerton. He is a current member and past president of the Financial Analysts Society of San Diego. Mr. Colestock has 17 years of investment experience.

Director Investments, Brandes Investment Partners 2004-Present

Senior Research Analyst, Brandes Investment Partners 2001-2004

Portfolio Manager, Brandes Investment Partners 1995-2001

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia International Value Fund	0.22%	*

*	This amount represents the combined administration fee paid by the Fund and the Master Portfolio.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

\

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual

18

Management of the Fund

funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares(a)
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

(a)

Subject to certain limited exceptions, the Fund is no longer accepting new investments from current or prospective investors. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders – Fund Closing for more details.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents	include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

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About Class Z Shares

Redemption Fee

When you sell or exchange shares of a mutual fund, the fund effectively buys those shares back from you in what is called a redemption.

The Columbia Funds international/global equity funds assess, subject to limited exceptions, a 2.00% redemption fee on the proceeds from Columbia Fund shares that you redeem (either by sale or exchange into another Columbia Fund) within 60 days of buying them. To determine which shares you are selling in a transaction, the Transfer Agent generally applies a first-in, first-out approach. This means that the Transfer Agent will deem you to have sold first those shares that you have held the longest. When selling or exchanging shares of a Columbia Fund that you acquired by a previous exchange, the period you held shares of the first Columbia Fund prior to first exchange will not be considered in determining whether the redemption fee applies to the second sale or exchange. When it does apply, the redemption fee is paid to the Columbia Fund from which you are redeeming shares (either by sale or exchange into another Columbia Fund).

The redemption fee described above will not be imposed if you qualify for a waiver and the Transfer Agent has received proper notification of your qualification. The Transfer Agent will redeem any shares that are eligible for a waiver first. Please be aware that it is the responsibility of you and your financial advisor to notify the Transfer Agent that you may qualify for a waiver before you buy or sell your shares.

The categories of transactions which qualify for a waiver of the redemption fee are as follows:

■	shares sold following the death or disability (as defined in the Internal Revenue Code) of the shareholder, including a registered joint owner,

■

shares sold by or distributions from participant-directed retirement plans, such as 401(k), 403(b), 457, Keogh, profit-sharing and money-purchase pension plans, where Columbia Funds does not have access to information about the individual participant account activity, but not where Columbia Funds has received an indication that the plan administrator is able to assess the redemption fee on the appropriate accounts,

■

shares sold by certain investment funds (e.g., Columbia LifeGoal Portfolios and Future Scholar 529 Plan) that have provided assurances reasonably satisfactory to the Advisor that the investment fund is not a vehicle for excessive trading practices (the Advisor or its affiliates may manage certain of the approved investment funds),

■

shares sold in certain transactions in connection with certain asset allocation or wrap programs where the program sponsor has provided assurances reasonably satisfactory to the Advisor that the program is not designed to be a vehicle for excessive trading practices,

■

shares sold by accounts where Columbia Funds has received information reasonably satisfactory to the Advisor indicating that financial intermediaries maintaining the accounts are currently unable for administrative reasons to assess the redemption fee on underlying shareholders,

■	shares sold by an account which has demonstrated a severe hardship, such as a medical emergency, as determined in the absolute discretion of the Advisor,

■	shares that were bought with reinvested distributions,

■	shares that are sold or exchanged through Columbia Funds’ Systematic Withdrawal Plan or Systematic Exchange Feature, or similar affiliated or unaffiliated automated plans, and

■

the following retirement plan distributions: lump-sum or other distributions from a qualified corporate or self-employed retirement plan following the retirement (or following attainment of age 59 1/2 in the case of a “key employee” of a “top heavy” plan); and distributions from an IRA or Custodial Account under Section 403(b)(7) of the Internal Revenue Code, following attainment of age 59 1/2 .

Certain financial intermediaries may not assess a redemption fee on certain categories of redemptions that they believe do not present significant excessive trading practices concerns (such as Systematic Withdrawal Plan redemptions). For a discussion of the effects of excessive trading practices, see Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

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About Class Z Shares

Conversely, certain financial intermediaries may assess a redemption fee on certain redemptions by accounts maintained with them that would be exempt from the redemption fee if the accounts were maintained directly with the Transfer Agent or with a different financial intermediary. Columbia Funds and its agents reserve the right to permit imposition of the redemption fee under these circumstances. Columbia Funds’ ability to assess redemption fees or apply waivers is generally limited by the policies of financial intermediaries. Accordingly, the parameters of the exemption categories described above are subject to the different policies of the various financial intermediaries that maintain accounts. You should check with your financial intermediary about its redemption fee and waiver policies before investing or submitting a redemption order within the specified time period.

Columbia Funds reserves the right to impose the redemption fee in the future if it determines that a financial intermediary that previously did not or was not able to assess the redemption fee on underlying shareholders has developed the policy or capability to assess the fee on some or all of its underlying shareholders. However, Columbia Funds may determine not to impose the redemption fee under certain circumstances. From time to time, as circumstances change, Columbia Funds may modify or eliminate certain exemption categories without advance notice to shareholders.

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Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

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Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

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Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year. Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

26

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has two “material round trips” in any

28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more

27

Buying, Selling and Exchanging Shares

or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

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Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Fund Closing

Shares of Columbia International Value Fund currently may only be purchased through reinvestment of dividends and distributions; by certain qualified retirement plans on behalf of plan participants; and by investors who purchase shares through accounts established with certain investment advisors or financial planners, including certain wrap fee accounts.

The Fund is also open to investments by certain institutional and separately managed account (SMA) investors that are pre-existing clients of Brandes to the extent that they may reinvest the proceeds of their existing accounts in shares of the Fund, and then existing Fund closure rules apply. In addition, the Fund is open to investments by the Trustees of Columbia Funds Series Trust; employees of the Advisor, Brandes or their affiliates, including their immediate family members; and Bank of America and Brandes retirement plans.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■	Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia

Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■

Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■	Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed

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Buying, Selling and Exchanging Shares

by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

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Buying, Selling and Exchanging Shares

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

31

Buying, Selling and Exchanging Shares

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

32

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

33

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.

■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

■

Because the Fund is an international/global equity fund, if at the end of the taxable year more than 50% of the Fund’s assets consist of foreign securities, and the Fund makes a special election, you will generally be required to include in income your share of the foreign taxes paid by the Fund. You may be able to either deduct this amount from your income or claim it as a foreign tax credit. There is no assurance that the Fund will make a special election for a taxable year, even if it is eligible to do so.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

34

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia International Value Fund – Class Z Shares(a)

	Year Ended March 31, 2007		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$25.09		$22.42		$20.71		$11.65		$16.67
Income from Investment Operations
Net Investment Income(c)	0.36		0.38		0.29		0.19		0.16
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	4.35		4.75		2.51		9.07		(4.92)
Total from Investment Operations	4.71		5.13		2.80		9.26		(4.76)
Less Distributions Declared to Shareholders
From Net Investment Income	(0.39)		(0.40)		(0.30)		(0.20)		(0.17)
From Net Realized Gains	(3.24)		(2.06)		(0.79)		—		(0.09)
Total Distributions Declared to Shareholders	(3.63)		(2.46)		(1.09)		(0.20)		(0.26)
Redemption Fees:
Redemption Fees Added to Paid-In-Capital	—	(c)(d)	—	(c)(d)	—	(c)(d)	—	(c)(d)	—
Net Asset Value, End of Period	$26.17		$25.09		$22.42		$20.71		$11.65
Total Return(e)	20.70%		24.66%		13.63%		79.67%		(28.81%)
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	1.05	%(f)	1.02%		1.08%		1.11%		1.17%
Interest Expense	—	%(g)	—	%(g)	—		—		—
Net Expenses	1.05	%(f)	1.02%		1.08%		1.11%		1.17%
Net Investment Income	1.43%		1.69%		1.35%		1.14%		1.16%
Waiver/Reimbursement	—		0.06	%(h)	0.07	%(h)	0.09	%(h)	0.06%
Net Assets, End of Period (000’s)	$2,651,855		$2,585,390		$2,577,677		$2,488,701		$1,614,750

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of income and expense of the Columbia International Value Master Portfolio.

(b)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Amount represents less than $0.01 per share.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)	Rounds to less than 0.01%.

(h)

Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.04% and 0.06% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

35

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia International Value Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.07%	3.93%	$10,393.00	$109.10
2	10.25%	1.07%	8.01%	$10,801.44	$113.39
3	15.76%	1.07%	12.26%	$11,225.94	$117.85
4	21.55%	1.07%	16.67%	$11,667.12	$122.48
5	27.63%	1.07%	21.26%	$12,125.64	$127.29
6	34.01%	1.07%	26.02%	$12,602.18	$132.29
7	40.71%	1.07%	30.97%	$13,097.44	$137.49
8	47.75%	1.07%	36.12%	$13,612.17	$142.90
9	55.13%	1.07%	41.47%	$14,147.13	$148.51
10	62.89%	1.07%	47.03%	$14,703.11	$154.35
Total Gain After Fees and Expenses				$4,703.11
Total Annual Fees and Expenses Paid					$1,305.65

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

36

Notes

37

Notes

38

Columbia International Value Fund

For More Information

You’ll find more information about Columbia International Value Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia International Value Fund

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132431-0807

Columbia Funds Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007

Columbia Marsico Focused Equities Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Marsico Focused Equities Fund (the Fund), which is one of the feeder funds in the Columbia Funds family of mutual funds (Columbia Funds) that invests all of its assets in another fund, Columbia Marsico Focused Equities Master Portfolio (the Master Portfolio). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions. Throughout this prospectus, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates — Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Master Portfolio’s investment advisor (the Advisor) and the Fund’s and the Master Portfolio’s administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor has engaged an investment sub-advisor(s) to make the day-to-day investment decisions for the Master Portfolio, but retains general investment management responsibility for the Master Portfolio, subject to oversight by the Fund’s and the Master Portfolio’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Marsico Focused Equities Fund

FUNDimensions™
Columbia Marsico Focused Equities Fund
Investment Objective:	Long-term growth of capital
Investment Style:	Large Growth
Benchmark:	S&P 500® Index(a)
Ticker Symbols:	Class A: NFEAX Class B: NFEBX Class C: NFECX
Principal Risks:	Investing in other funds risk Non-diversified mutual fund risk Investment strategy risk Market risk Foreign securities risk Growth securities risk Emerging market securities risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals™

Feeder Funds

Feeder funds do not have their own investment advisor. Feeder funds typically invest all of their assets in another fund, which is called a “master portfolio.” More than one feeder fund may invest in a master portfolio. Each feeder fund may have different share prices and returns than the other feeder funds because different feeder funds may have varying sales charges and ongoing administrative and other expenses.

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

   Investment Objective

The Fund seeks long-term growth of capital.

   Principal Investment Strategies

The Fund invests all or substantially all of its assets in the Master Portfolio. The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio invests at least 80% of net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $4 billion or more at the time of purchase. The Master Portfolio, which is non-diversified, generally will hold a core position of between 20 and 30 common stocks that are believed to have potential for long-term growth. The number of securities held by the Master Portfolio occasionally may exceed this range, such as when the Master Portfolio is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Master Portfolio may invest up to 25% of total assets in foreign securities.

The core investments of the Master Portfolio generally may include established companies and securities that are believed to offer long-term growth potential. However, the Master Portfolio’s investments also typically may include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The Advisor has engaged an investment sub-advisor – Marsico Capital Management, LLC (Marsico) – which manages the Master Portfolio on a day-to-day basis, although the Advisor retains general investment management responsibility for the management of the Master Portfolio. In selecting investments for the Master Portfolio, Marsico uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, Marsico also may

5

Columbia Marsico Focused Equities Fund

examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, Marsico may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell investments in portfolio companies if, in the opinion of Marsico, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

FUNDamentals™

Growth Funds

Growth funds invest in companies that have the potential for significant increases in revenue or earnings. These typically are companies that are developing or applying new technologies, products or services in growing industry sectors.

FUNDamentals™

Focused Funds

Focused funds generally hold fewer investments than other kinds of funds. This means they can have greater price swings than more diversified funds. It also means they may have relatively higher returns when an investment performs well or relatively lower returns when an investment performs poorly.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

6

Columbia Marsico Focused Equities Fund

  Principal Risks

■

Investing in Other Funds Risk – The performance of the underlying fund(s) in which the Fund invests could be adversely affected if other entities that invest in the same underlying fund(s) make relatively large investments or redemptions in the underlying fund(s). Because the expenses and costs of the underlying fund(s) are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Fund. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. In addition, the Advisor has the authority to change the underlying fund(s) in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. If an underlying fund pays fees to the Advisor or its affiliates, this could result in the Advisor having a potential conflict of interest in selecting the underlying fund(s) in which the Fund invests or in determining the percentage of the Fund's investments allocated to each underlying fund.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

The Fund is subject indirectly to the following risks of the Master Portfolio

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Master Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Master Portfolio’s shares to lose value or may cause the Master Portfolio to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Master Portfolio holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master Portfolio may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

7

Columbia Marsico Focused Equities Fund

■

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Emerging Market Securities Risk – Securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa are more likely to have greater exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

Conversion to Stand-Alone Fund

The Fund is currently a feeder fund that invests all of its assets in the Master Portfolio that, in turn, invests in individual portfolio securities. In June 2007, the Board of Trustees of Columbia Funds Series Trust took various actions designed to enable the Fund to operate as a stand-alone fund. Among other actions, the Board adopted/approved an advisory agreement with the Advisor, and a sub-advisory agreement with Marsico, for the Fund on the same terms as are described herein for the Master Portfolio, as well as a single integrated administration agreement combining the Fund-level administrative duties and fees with those at the Master Portfolio-level.

These actions will not result in any change in total fees or the investment objective and principal investment strategies as they are described in this prospectus. Nor will they result in a change in the principal risks of investing in the Fund, except that the “Investments in Other Funds” risk will no longer apply. After the conversion to a stand-alone structure, which is expected to occur in the third quarter of 2007, the Fund will invest directly in individual portfolio securities rather than indirectly through the Master Portfolio.

Shareholder approval is not required to implement these actions.

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Columbia Marsico Focused Equities Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 2.05%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 1999:	33.11%
Worst:	1st quarter 2001:	-17.82%

FUNDamentals ™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia Marsico Focused Equities Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the S&P 500® Index, an unmanaged index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	Life of Fund(a)
Class A shares returns before taxes	2.14%	6.51%	8.62%
Class A shares returns after taxes on distributions	2.14%	6.51%	8.54%
Class A shares returns after taxes on distributions and sale of Fund shares	1.39%	5.63%	7.58%
Class B shares returns before taxes	2.53%	6.67%	8.57%
Class C shares returns before taxes	6.56%	6.98%	8.60%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.79%	6.19%	5.96%

(a)	The Fund’s average annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class A, Class B and Class C shares is December 31, 1997.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

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Columbia Marsico Focused Equities Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

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Columbia Marsico Focused Equities Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	5.00%	(b)	1.00%	(c)

Annual Fund Operating Expenses (deducted from the Fund’s assets) (d)

	Class A Shares	Class B Shares	Class C Shares
Management fees(e)	0.85%	0.85%	0.85%
Distribution and service fees	0.25%	1.00%	1.00%
Other expenses (f)(g)	0.19%	0.19%	0.19%
Acquired fund fees and expenses(h)	—	—	—
Total annual Fund operating expenses	1.29%	2.04%	2.04%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)

These fees and expenses and the example below include the Fund’s portion of the fees and expenses deducted from the assets of the Master Portfolio. Remember that the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

(e)

The Fund pays investment advisory fees of 0.63% and an administration fee of 0.22%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.75% for assets up to $500 million; 0.70% for assets in excess of $500 million and up to $1 billion; 0.65% for assets in excess of $1 billion and up to $1.5 billion; 0.60% for assets in excess of $1.5 billion and up to $3 billion; 0.58% for assets in excess of $3 billion and up to $6 billion; and 0.56% for assets in excess of $6 billion

(f)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(g)

The Transfer Agent has voluntarily agreed to waive a portion of its fees (which are included in other expenses), for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) will not exceed 0.02% annually. If this fee waiver were reflected in this table, other expenses would be 0.15% for all share classes, and total annual Fund operating expenses would be 1.25%, 2.00% and 2.00% for Class A, Class B and Class C shares, respectively. The Transfer Agent, at its discretion, may revise or discontinue this arrangement at any time.

(h)	Amount is less than 0.01% and is included in other expenses.

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Columbia Marsico Focused Equities Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$699	$960	$1,242	$2,042
Class B Shares
Assuming no redemption	$207	$640	$1,098	$2,176
Assuming complete redemption of shares at the end of the period	$707	$940	$1,298	$2,176
Class C Shares
Assuming no redemption	$207	$640	$1,098	$2,369
Assuming complete redemption of shares at the end of the period	$307	$640	$1,098	$2,369

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Marsico Focused Equities Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Master Portfolio generally buys securities for capital appreciation, investment income or both. However, the Master Portfolio may sell securities regardless of how long they’ve been held. You’ll find the Master Portfolio’s historical portfolio turnover rates in the Master Portfolio’s annual report to shareholders for the fiscal year ended March 31, 2007.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

The Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Accordingly, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus. The Advisor earns its fee as the investment advisor to the Master Portfolio.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Master Portfolio, determining what securities and other investments the Master Portfolio should buy or sell and executing the Master Portfolio’s portfolio transactions. Although the Advisor is responsible for the investment management of the Master Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Master Portfolio’s investments.

The Master Portfolio pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Master Portfolio and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.63% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Master Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Master Portfolio change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the Fund’s sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

15

Management of the Fund

Marsico Capital Management, LLC

Marsico is the Master Portfolio’s investment sub-advisor. Located at 1200 17th Street, Suite 1600, Denver, CO 80202, Marsico was organized in 1997 as a registered investment advisor. Marsico is an indirect, wholly owned subsidiary of Bank of America. On June 14, 2007, Thomas F. Marsico, founder and Chief Executive Officer of Marsico, announced that he had signed a definitive agreement to acquire Marsico from Bank of America. The transaction is expected to close during the fourth quarter of 2007, and is subject to customary client consents and other mutual fund shareholder approvals. Marsico provides investment services to mutual funds and private accounts, and as of March 31, 2007, had over $87 billion in assets under management.

Marsico Portfolio Managers

Thomas F. Marsico is the Marsico portfolio manager responsible for making the day-to-day investment decisions for the Master Portfolio. Remember that the Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Thomas F. Marsico

Service with the Fund since December 1997

Mr. Marsico is the Chief Investment Officer of Marsico and has over 20 years of experience as a securities analyst and a portfolio manager.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,
as a % of Average Daily Net Assets

Columbia Marsico Focused Equities Fund	0.22%	*

*	This amount represents the combined administration fee paid by the Fund and the Master Portfolio.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or

18

Management of the Fund

consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.
Investment Limits	none	up to $50,000 (based on aggregate account value) (b)	up to $1,000,000
Conversion Features	none	convert to Class A shares eight years after purchase	none
Front-End Sales Charges(c)	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none
Contingent Deferred Sales Charges (CDSCs)(c)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase
Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(c)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor.	Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00%	(c)(d)

(a)	Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

21

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 5.75% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

22

Choosing a Share Class

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted.

■	Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

23

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

24

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

25

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%

(a)	The Fund’s Class A shares pay a combined distribution and service fee pursuant to the Fund’s combined distribution and shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

26

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

27

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

28

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

29

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked

30

Buying, Selling and Exchange Shares

accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more

31

Buying, Selling and Exchanging Shares

or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

32

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

33

Buying, Selling and Exchanging Shares

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

34

Buying, Selling and Exchanging Shares

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

35

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

36

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

37

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Marsico Focused Equities Fund – Class A Shares(a)

	Year Ended March 31, 2007		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$21.10		$17.67		$16.79		$12.70		$15.77
Income from Investment Operations
Net investment loss(c)	(0.04)		(0.05)		(0.06)		(0.08)		(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	0.75		3.48		0.94		4.17		(2.99)
Total from Investment Operations	0.71		3.43		0.88		4.09		(3.07)
Net Asset Value, End of Period	$21.81		$21.10		$17.67		$16.79		$12.70
Total Return(d)	3.36	%(e)	19.41	%(e)	5.24	%(e)	32.20	%(e)	(19.47%)
Ratios to Average Net Assets/Supplemental Data
Net expenses(f)	1.24%		1.22%		1.30%		1.34%		1.37%
Net investment loss(f)	(0.19%)		(0.27%)		(0.37%)		(0.49%)		(0.60%)
Waiver/Reimbursement	0.04%		0.08	%(g)	0.03	%(g)	0.03	%(g)	—
Net assets, end of period (000’s)	$2,488,288		$2,061,076		$1,256,948		$1,030,985		$537,958

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.

(b)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(e)	Had the Advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)

Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, -% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

38

Financial Highlights

Columbia Marsico Focused Equities Fund – Class B Shares(a)

	Year Ended March 31, 2007		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$19.91		$16.80		$16.08		$12.25		$15.33
Income from Investment Operations
Net investment loss(c)	(0.17)		(0.18)		(0.18)		(0.19)		(0.18)
Net realized and unrealized gain (loss) on investments and foreign currency	0.68		3.29		0.90		4.02		(2.90)
Total from Investment Operations	0.51		3.11		0.72		3.83		(3.08)
Net Asset Value, End of Period	$20.42		$19.91		$16.80		$16.08		$12.25
Total Return(d)	2.56	%(e)	18.51	%(e)	4.48	%(e)	31.27	%(e)	(20.09%)
Ratios to Average Net Assets/Supplemental Data
Net expenses(f)	1.99%		1.97%		2.05%		2.09%		2.12%
Net investment loss(f)	(0.85%)		(1.01%)		(1.12%)		(1.24%)		(1.35%)
Waiver/Reimbursement	0.04%		0.08	%(g)	0.03	%(g)	0.03	%(g)	—
Net assets, end of period (000’s)	$348,836		$509,933		$517,489		$576,884		$462,082

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.

(b)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming no contingent deferred sales charge

(e)	Had the Advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)

Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, -% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

39

Financial Highlights

Columbia Marsico Focused Equities Fund – Class C Shares(a)

	Year Ended March 31, 2007		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$19.97		$16.85		$16.13		$12.29		$15.38
Income from Investment Operations
Net investment loss(c)	(0.18)		(0.19)		(0.18)		(0.19)		(0.18)
Net realized and unrealized gain (loss) on investments and foreign currency	0.70		3.31		0.90		4.03		(2.91)
Total from Investment Operations	0.52		3.12		0.72		3.84		(3.09)
Net Asset Value, End of Period	$20.49		$19.97		$16.85		$16.13		$12.29
Total Return(d)	2.60	%(e)	18.52	%(e)	4.46	%(e)	31.24	%(e)	(20.09%)
Ratios to Average Net Assets/Supplemental Data
Net expenses(f)	1.99%		1.97%		2.05%		2.09%		2.12%
Net investment loss(f)	(0.92%)		(1.01%)		(1.12%)		(1.24%)		(1.35%)
Waiver/Reimbursement	0.04%		0.08	%(g)	0.03	%(g)	0.03	%(g)	—
Net assets, end of period (000’s)	$582,805		$532,250		$382,989		$342,885		$175,032

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.

(b)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming no contingent deferred sales charge

(e)	Had the Advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)

Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, -% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

40

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Marsico Focused Equities Fund – Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.29%	-2.25%	(b)	$9,774.67	$698.84
2	10.25%	1.29%	1.37%		$10,137.31	$128.43
3	15.76%	1.29%	5.13%		$10,513.40	$133.20
4	21.55%	1.29%	9.03%		$10,903.45	$138.14
5	27.63%	1.29%	13.08%		$11,307.97	$143.26
6	34.01%	1.29%	17.27%		$11,727.49	$148.58
7	40.71%	1.29%	21.63%		$12,162.58	$154.09
8	47.75%	1.29%	26.14%		$12,613.81	$159.81
9	55.13%	1.29%	30.82%		$13,081.79	$165.74
10	62.89%	1.29%	35.67%		$13,567.12	$171.89
Total Gain After Fees and Expenses					$3,567.12
Total Annual Fees and Expenses Paid						$2,041.98

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

41

Hypothetical Fees and Expenses

Columbia Marsico Focused Equities Fund – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.04%	2.96%	$10,296.00	$207.02
2	10.25%	2.04%	6.01%	$10,600.76	$213.15
3	15.76%	2.04%	9.15%	$10,914.54	$219.46
4	21.55%	2.04%	12.38%	$11,237.61	$225.95
5	27.63%	2.04%	15.70%	$11,570.25	$232.64
6	34.01%	2.04%	19.13%	$11,912.73	$239.53
7	40.71%	2.04%	22.65%	$12,265.34	$246.62
8	47.75%	2.04%	26.28%	$12,628.40	$253.92
9	55.13%	1.29%	30.97%	$13,096.91	$165.93
10	62.89%	1.29%	35.83%	$13,582.81	$172.08
Total Gain After Fees and Expenses				$3,582.81
Total Annual Fees and Expenses Paid					$2,176.30

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Marsico Focused Equities Fund – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.04%	2.96%	$10,296.00	$207.02
2	10.25%	2.04%	6.01%	$10,600.76	$213.15
3	15.76%	2.04%	9.15%	$10,914.54	$219.46
4	21.55%	2.04%	12.38%	$11,237.61	$225.95
5	27.63%	2.04%	15.70%	$11,570.25	$232.64
6	34.01%	2.04%	19.13%	$11,912.73	$239.53
7	40.71%	2.04%	22.65%	$12,265.34	$246.62
8	47.75%	2.04%	26.28%	$12,628.40	$253.92
9	55.13%	2.04%	30.02%	$13,002.20	$261.43
10	62.89%	2.04%	33.87%	$13,387.06	$269.17
Total Gain After Fees and Expenses				$3,387.06
Total Annual Fees and Expenses Paid					$2,368.89

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

42

Columbia Marsico Focused Equities Fund

For More Information

You’ll find more information about Columbia Marsico Focused Equities Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Marsico Focused Equities Fund

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132235-0807

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia Marsico Focused Equities Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Marsico Focused Equities Fund (the Fund), which is one of the feeder funds in the Columbia Funds family of mutual funds (Columbia Funds) that invests all of its assets in another fund, Columbia Marsico Focused Equities Master Portfolio (the Master Portfolio). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions. Throughout this prospectus, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Master Portfolio’s investment advisor (the Advisor) and the Fund’s and the Master Portfolio’s administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor has engaged an investment sub-advisor(s) to make the day-to-day investment decisions for the Master Portfolio, but retains general investment management responsibility for the Master Portfolio, subject to oversight by the Fund’s and the Master Portfolio’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Marsico Focused Equities Fund

FUNDimensions™
Columbia Marsico Focused Equities Fund
Investment Objective:	Long-term growth of capital
Investment Style:	Large Growth
Benchmark:	S&P 500® Index(a)
Ticker Symbol:	Class Z: NFEPX
Principal Risks:	Investing in other funds risk Non-diversified mutual fund risk Investment strategy risk Market risk Foreign securities risk Growth securities risk Emerging market securities risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals™

Feeder Funds

Feeder funds do not have their own investment advisor. Feeder funds typically invest all of their assets in another fund, which is called a “master portfolio.” More than one feeder fund may invest in a master portfolio. Each feeder fund may have different share prices and returns than the other feeder funds because different feeder funds may have varying sales charges and ongoing administrative and other expenses.

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

  Investment Objective

The Fund seeks long-term growth of capital.

  Principal Investment Strategies

The Fund invests all or substantially all of its assets in the Master Portfolio. The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio invests at least 80% of net assets in equity securities. These investments mostly consist of equity securities of large-capitalization companies that have market capitalizations of $4 billion or more at the time of purchase. The Master Portfolio, which is non-diversified, generally will hold a core position of between 20 and 30 common stocks that are believed to have potential for long-term growth. The number of securities held by the Master Portfolio occasionally may exceed this range, such as when the Master Portfolio is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Master Portfolio may invest up to 25% of total assets in foreign securities.

The core investments of the Master Portfolio generally may include established companies and securities that are believed to offer long-term growth potential. However, the Master Portfolio’s investments also typically may include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The Advisor has engaged an investment sub-advisor – Marsico Capital Management, LLC (Marsico) – which manages the Master Portfolio on a day-to-day basis, although the Advisor retains general investment management responsibility for the management of the Master Portfolio. In selecting investments for the Master Portfolio, Marsico uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, Marsico also may examine other factors that may include, without limitation,

5

Columbia Marsico Focused Equities Fund

the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends observed. As a result of the “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, Marsico may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell investments in portfolio companies if, in the opinion of Marsico, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

FUNDamentals™

Growth Funds

Growth funds invest in companies that have the potential for significant increases in revenue or earnings. These typically are companies that are developing or applying new technologies, products or services in growing industry sectors.

FUNDamentals™

Focused Funds

Focused funds generally hold fewer investments than other kinds of funds. This means they can have greater price swings than more diversified funds. It also means they may have relatively higher returns when an investment performs well or relatively lower returns when an investment performs poorly.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

6

Columbia Marsico Focused Equities Fund

  Principal Risks

■

Investing in Other Funds Risk – The performance of the underlying fund(s) in which the Fund invests could be adversely affected if other entities that invest in the same underlying fund(s) make relatively large investments or redemptions in the underlying fund(s). Because the expenses and costs of the underlying fund(s) are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Fund. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. In addition, the Advisor has the authority to change the underlying fund(s) in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. If an underlying fund pays fees to the Advisor or its affiliates, this could result in the Advisor having a potential conflict of interest in selecting the underlying fund(s) in which the Fund invests or in determining the percentage of the Fund's investments allocated to each underlying fund.

■

Non-Diversified Mutual Fund Risk – The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

The Fund is subject indirectly to the following risks of the Master Portfolio

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Master Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Master Portfolio’s shares to lose value or may cause the Master Portfolio to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Master Portfolio holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master Portfolio may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

7

Columbia Marsico Focused Equities Fund

■

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Emerging Market Securities Risk – Securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa are more likely to have greater exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

Conversion to Stand-Alone Fund

The Fund is currently a feeder fund that invests all of its assets in the Master Portfolio that, in turn, invests in individual portfolio securities. In June 2007, the Board of Trustees of Columbia Funds Series Trust took various actions designed to enable the Fund to operate as a stand-alone fund. Among other actions, the Board adopted/approved an advisory agreement with the Advisor, and a sub-advisory agreement with Marsico, for the Fund on the same terms as are described herein for the Master Portfolio, as well as a single integrated administration agreement combining the Fund-level administrative duties and fees with those at the Master Portfolio-level.

These actions will not result in any change in total fees or the investment objective and principal investment strategies as they are described in this prospectus. Nor will they result in a change in the principal risks of investing in the Fund, except that the “Investments in Other Funds” risk will no longer apply. After the conversion to a stand-alone structure, which is expected to occur in the third quarter of 2007, the Fund will invest directly in individual portfolio securities rather than indirectly through the Master Portfolio.

Shareholder approval is not required to implement these actions.

8

Columbia Marsico Focused Equities Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 2.15%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 1999:	33.16%
Worst:	1st quarter 2001:	–17.76%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Marsico Focused Equities Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the S&P 500® Index, an unmanaged index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	Life of Fund(a)
Class Z shares returns before taxes	8.66%	8.05%	9.56%
Class Z shares returns after taxes on distributions	8.66%	8.05%	9.48%
Class Z shares returns after taxes on distributions and sale of Fund shares	5.63%	6.99%	8.44%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.79%	6.19%	5.96%

(a)	The inception date of the Fund’s Class Z shares is December 31, 1997.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

10

Columbia Marsico Focused Equities Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

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Columbia Marsico Focused Equities Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)(a)

Class Z Shares
Management fees(b)	0.85%
Other expenses(c)(d)	0.19%
Acquired fund fees and expenses(e)	—
Total annual Fund operating expenses	1.04%

(a)

These fees and expenses and the example below include the Fund’s portion of the fees and expenses deducted from the assets of the Master Portfolio. Remember that the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

(b)

The Fund pays investment advisory fees of 0.63% and an administration fee of 0.22%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.75% for assets up to $500 million; 0.70% for assets in excess of $500 million and up to $1 billion; 0.65% for assets in excess of $1 billion and up to $1.5 billion; 0.60% for assets in excess of $1.5 billion and up to $3 billion; 0.58% for assets in excess of $3 billion and up to $6 billion; and 0.56% for assets in excess of $6 billion

(c)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(d)

The Transfer Agent has voluntarily agreed to waive a portion of its fees (which are included in other expenses), for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) will not exceed 0.02% annually. If this fee waiver were reflected in this table, other expenses would be 0.15% and total annual Fund operating expenses would be 1.00% for Class Z shares. The Transfer Agent, at its discretion, may revise or discontinue this arrangement at any time.

(e)	Amount is less than 0.01% and is included in other expenses.

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Columbia Marsico Focused Equities Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$106	$331	$574	$1,271

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Marsico Focused Equities Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

The Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Accordingly, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus. The Advisor earns its fee as the investment advisor to the Master Portfolio.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Master Portfolio, determining what securities and other investments the Master Portfolio should buy or sell and executing the Master Portfolio’s portfolio transactions. Although the Advisor is responsible for the investment management of the Master Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Master Portfolio’s investments.

The Master Portfolio pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Master Portfolio and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.63% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Master Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Master Portfolio change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the Fund’s sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

15

Management of the Fund

Marsico Capital Management, LLC

Marsico is the Master Portfolio’s investment sub-advisor. Located at 1200 17th Street, Suite 1600, Denver, CO 80202, Marsico was organized in 1997 as a registered investment advisor. Marsico is an indirect, wholly owned subsidiary of Bank of America. On June 14, 2007, Thomas F. Marsico, founder and Chief Executive Officer of Marsico, announced that he had signed a definitive agreement to acquire Marsico from Bank of America. The transaction is expected to close during the fourth quarter of 2007, and is subject to customary client consents and other mutual fund shareholder approvals. Marsico provides investment services to mutual funds and private accounts, and as of March 31, 2007, had over $87 billion in assets under management.

Marsico Portfolio Managers

Thomas F. Marsico is the Marsico portfolio manager responsible for making the day-to-day investment decisions for the Master Portfolio. Remember that the Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Thomas F. Marsico

Service with the Fund since December 1997

Mr. Marsico is the Chief Investment Officer of Marsico and has over 20 years of experience as a securities analyst and a portfolio manager.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Marsico Focused Equities Fund	0.22	*

*	This amount represents the combined administration fee paid by the Fund and the Master Portfolio.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

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Management of the Fund

Other	Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the    icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website. Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance

18

Management of the Fund

Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

21

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

22

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than $100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

23

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

24

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact

25

Buying, Selling and Exchanging Shares

the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

26

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial

27

Buying, Selling and Exchanging Shares

intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a

28

Buying, Selling and Exchanging Shares

monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.
■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

29

Buying, Selling and Exchanging Shares

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

30

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

31

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

32

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Marsico Focused Equities Fund – Class Z Shares(a)

	Year Ended March 31, 2007		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$21.45		$17.92		$16.98		$12.81		$15.87
Income from Investment Operations
Net Investment Loss(c)	0.01		—	(d)	(0.02)		(0.04)		(0.05)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	0.76		3.53		0.96		4.21		(3.01)
Total from Investment Operations	0.77		3.53		0.94		4.17		(3.06)
Net Asset Value, End of Period	$22.22		$21.45		$17.92		$16.98		$12.81
Total Return	3.59	%(e)	19.70	%(e)	5.54	%(e)	32.55	%(e)	(19.28)%
Ratios to Average Net Assets/Supplemental Data
Net Expenses(f)	0.99%		0.97%		1.05%		1.09%		1.12%
Net Investment Loss(f)	0.06%		(0.01%)		(0.12%)		(0.24%)		(0.35%)
Waiver/Reimbursement	0.04%		0.08	%(g)	0.03	%(g)	0.03	%(g)	—
Net Assets, End of Period (000’s)	$1,247,610		$1,022,812		$751,124		$701,306		$384,706

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Marsico Focused Equities Master Portfolio.

(b)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Rounds to less than $0.01 per share.

(e)	Had the Advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)

Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.02%, -% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

33

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Marsico Focused Equities Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.04%	3.96%	$10,396.00	$106.06
2	10.25%	1.04%	8.08%	$10,807.68	$110.26
3	15.76%	1.04%	12.36%	$11,235.67	$114.63
4	21.55%	1.04%	16.81%	$11,680.60	$119.16
5	27.63%	1.04%	21.43%	$12,143.15	$123.88
6	34.01%	1.04%	26.24%	$12,624.02	$128.79
7	40.71%	1.04%	31.24%	$13,123.93	$133.89
8	47.75%	1.04%	36.44%	$13,643.64	$139.19
9	55.13%	1.04%	41.84%	$14,183.93	$144.70
10	62.89%	1.04%	47.46%	$14,745.61	$150.43
Total Gain After Fees and Expenses				$4,745.61
Total Annual Fees and Expenses Paid					$1,270.99

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

34

Columbia Marsico Focused Equities Fund

For More Information

You’ll find more information about Columbia Marsico Focused Equities Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Marsico Focused Equities Fund

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132432-0807

Columbia Funds Class A, Class B, Class C and Class R Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia Marsico Growth Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Marsico Growth Fund (the Fund), which is one of the feeder funds in the Columbia Funds family of mutual funds (Columbia Funds) that invests all of its assets in another fund, Columbia Marsico Growth Master Portfolio (the Master Portfolio). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions. Throughout this prospectus, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Master Portfolio’s investment advisor (the Advisor) and the Fund’s and the Master Portfolio’s administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor has engaged an investment sub-advisor(s) to make the day-to-day investment decisions for the Master Portfolio, but retains general investment management responsibility for the Master Portfolio, subject to oversight by the Fund’s and the Master Portfolio’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Marsico Growth Fund

FUNDimensions™
Columbia Marsico Growth Fund
Investment Objective:	Long-term growth of capital
Investment Style:	Large Growth
Benchmark:	S&P 500® Index(a)
Ticker Symbols:	Class A: NMGIX Class B: NGIBX Class C: NMICX Class R: CMWRX
Principal Risks:	Investing in other funds risk Investment strategy risk Market Risk Growth securities risk Foreign securities risk Emerging market securities risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

FUNDamentals™

Feeder Funds

Feeder funds do not have their own investment advisor. Feeder funds typically invest all of their assets in another fund, which is called a “master portfolio.” More than one feeder fund may invest in a master portfolio. Each feeder fund may have different share prices and returns than the other feeder funds because different feeder funds may have varying sales charges and ongoing administrative and other expenses.

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

  Investment Objective

The Fund seeks long-term growth of capital.

  Principal Investment Strategies

The Fund invests all or substantially all of its assets in the Master Portfolio. The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio invests primarily in equity securities of large-capitalization companies that have market capitalizations of $4 billion or more at the time of purchase. The Master Portfolio generally holds a core position of between 35 and 50 common stocks. The number of securities held by the Master Portfolio occasionally may exceed this range, such as when the Master Portfolio is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Master Portfolio may invest up to 25% of total assets in foreign securities.

The core investments of the Master Portfolio generally may include established companies and securities that are believed to offer long-term growth potential. However, the Master Portfolio’s investments also typically may include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The Advisor has engaged an investment sub-advisor – Marsico Capital Management, LLC (Marsico) – which manages the Master Portfolio on a day-to-day basis, although the Advisor retains general investment management responsibility for the management of the Master Portfolio. In selecting investments for the Master Portfolio, Marsico uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, Marsico also may examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends

5

Columbia Marsico Growth Fund

observed. As a result of the “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, Marsico may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell investments in portfolio companies if, in the opinion of Marsico, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

FUNDamentals™

Growth Funds

Growth funds invest in companies that have the potential for significant increases in revenue or earnings. These typically are companies that are developing or applying new technologies, products or services in growing industry sectors.

FUNDamentals™

Focused Funds

Focused funds generally hold fewer investments than other kinds of funds. This means they can have greater price swings than more diversified funds. It also means they may have relatively higher returns when an investment performs well or relatively lower returns when an investment performs poorly.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

6

Columbia Marsico Growth Fund

  Principal Risks

■

Investing in Other Funds Risk – The performance of the underlying fund(s) in which the Fund invests could be adversely affected if other entities that invest in the same underlying fund(s) make relatively large investments or redemptions in the underlying fund(s). Because the expenses and costs of the underlying fund(s) are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Fund. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. In addition, the Advisor has the authority to change the underlying fund(s) in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. If an underlying fund pays fees to the Advisor or its affiliates, this could result in the Advisor having a potential conflict of interest in selecting the underlying fund(s) in which the Fund invests or in determining the percentage of the Fund's investments allocated to each underlying fund.

The Fund is subject indirectly to the following risks of the Master Portfolio

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Master Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Master Portfolio’s shares to lose value or may cause the Master Portfolio to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Master Portfolio holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master Portfolio may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

7

Columbia Marsico Growth Fund

■

Emerging Market Securities Risk – Securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa are more likely to have greater exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Marsico Growth Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 5.92%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 1999:	35.19%
Worst:	3rd quarter 2001:	- 17.33%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Marsico Growth Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B, Class C and Class R shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the S&P 500® Index, an unmanaged index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	Life of Fund(a)
Class A shares returns before taxes	0.70%	6.04%	7.50%
Class A shares returns after taxes on distributions	0.70%	6.04%	7.45%
Class A shares returns after taxes on distributions and sale of Fund shares	0.46%	5.22%	6.58%
Class B shares returns before taxes	1.08%	6.19%	7.44%
Class C shares returns before taxes	5.07%	6.51%	7.45%
Class R shares returns before taxes	6.49%	7.23%	8.17%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.79%	6.19%	5.96%

(a)

The Fund’s average annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B, Class C and Class R shares are December 31, 1997, December 31, 1997, December 31, 1997 and January 23, 2006, respectively.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

10

Columbia Marisco Growth Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B, Class C and Class R shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

11

Columbia Marsico Growth Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares		Class R Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	5.00%	(b)	1.00%	(c)	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)(d)

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Management fees(e)	0.84%	0.84%	0.84%	0.84%
Distribution and service fees	0.25%	1.00%	1.00%	0.50%
Other expenses(f) (g)	0.15%	0.15%	0.15%	0.15%
Acquired fund fees and expenses(h)	—	—	—	—
Total annual Fund operating expenses	1.24%	1.99%	1.99%	1.49%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)

These fees and expenses and the example below include the Fund’s portion of the fees and expenses deducted from the assets of the Master Portfolio. Remember that the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

(e)

The Fund pays investment advisory fees of 0.62% and an administration fee of 0.22%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.75% for assets up to $500 million; 0.70% for assets in excess of $500 million and up to $1 billion; 0.65% for assets in excess of $1 billion and up to $1.5 billion; 0.60% for assets in excess of $1.5 billion and up to $3 billion; 0.58% for assets in excess of $3 billion and up to $6 billion; and 0.56% for assets in excess of $6 billion

(f)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(g)

The Transfer Agent has voluntarily agreed to waive a portion of its fees (which are included in other expenses), for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) will not exceed 0.02% annually. If this fee waiver were reflected in this table, other expenses would be 0.14% for all share classes, and total annual Fund operating expenses would be 1.23%, 1.98%, 1.98%, and 1.48% for Class A, Class B, Class C and Class R shares, respectively. The Transfer Agent, at its discretion, may revise or discontinue this arrangement at any time.

(h)	Amount is less than 0.01% and is included in other expenses.

12

Columbia Marsico Growth Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B, Class C or Class R shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$694	$946	$1,217	$1,989
Class B Shares
Assuming no redemption	$202	$624	$1,073	$2,123
Assuming complete redemption of shares at the end of the period	$702	$924	$1,273	$2,123
Class C Shares
Assuming no redemption	$202	$624	$1,073	$2,317
Assuming complete redemption of shares at the end of the period	$302	$624	$1,073	$2,317
Class R Shares	$152	$471	$813	$1,779

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Marsico Growth Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Master Portfolio generally buys securities for capital appreciation, investment income or both. However, the Master Portfolio may sell securities regardless of how long they’ve been held. You’ll find the Master Portfolio’s historical portfolio turnover rates in the Master Portfolio’s annual report to shareholders for the fiscal year ended March 31, 2007.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

The Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Accordingly, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus. The Advisor earns its fee as the investment advisor to the Master Portfolio.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Master Portfolio, determining what securities and other investments the Master Portfolio should buy or sell and executing the Master Portfolio’s portfolio transactions. Although the Advisor is responsible for the investment management of the Master Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Master Portfolio’s investments.

The Master Portfolio pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Master Portfolio and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.62% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Master Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Master Portfolio change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the Fund’s sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

15

Management of the Fund

Marsico Capital Management, LLC

Marsico is the Master Portfolio’s investment sub-advisor. Located at 1200 17th Street, Suite 1600, Denver, CO 80202, Marsico was organized in 1997 as a registered investment advisor. Marsico is an indirect, wholly owned subsidiary of Bank of America. On June 14, 2007, Thomas F. Marsico, founder and Chief Executive Officer of Marsico, announced that he had signed a definitive agreement to acquire Marsico from Bank of America. The transaction is expected to close during the fourth quarter of 2007, and is subject to customary client consents and other mutual fund shareholder approvals. Marsico provides investment services to mutual funds and private accounts, and as of March 31, 2007, had over $87 billion in assets under management.

Marsico Portfolio Managers

Thomas F. Marsico is the Marsico portfolio manager responsible for making the day-to-day investment decisions for the Master Portfolio. Remember that the Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Thomas F. Marsico

Service with the Fund since December 1997

Mr. Marsico is the Chief Investment Officer of Marsico and has over 20 years of experience as a securities analyst and a portfolio manager.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Marsico Growth Fund	0.22	%*

*	This amount represents the combined administration fee paid by the Fund and the Master Portfolio.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other	Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007 . The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

18

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers four classes of shares in this prospectus: Class A, Class B, Class C and Class R shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B, Class C and Class R shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	There is no minimum initial investment, but Class R shares are available only through eligible retirement plans and health savings accounts.
Investment Limits	none	up to $50,000 (based on aggregate account value)(b)	up to $1,000,000	none
Conversion Features	none	convert to Class A shares eight years after purchase	none	none
Front-End Sales Charges(c)	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none	none
Contingent Deferred Sales Charges (CDSCs)(c)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase	none
Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee	0.50% distribution fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(c)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor.	Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■   The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■   The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00%	(c)(d)

(a)	Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

21

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 5.75% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

22

Choosing a Share Class

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted.

■	Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class R Shares – Sales Charges and Commissions

You don’t pay a front-end sales charge when you buy Class R shares or a CDSC when you sell your Class R shares. Class R shares are only available for purchase through certain eligible retirement plans and health savings accounts. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more information about investing in Class R shares of the Fund. The Distributor pays an up-front commission directly to your selling and/or servicing agent when you buy Class R shares, according to the following schedule:

Class R Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$0 – $49,999,999	0.50%
$50 million or more	0.25%

The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan. See Choosing a Share Class – Distribution and Service Fees for details.

23

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

24

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

25

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25	%(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%
Class R	0.50	%(b)	—	(b)	0.50	%(b)

(a)	The Fund’s Class A shares pay a combined distribution and service fee pursuant to the Fund’s combined distribution and shareholder servicing plan for Class A shares.

(b)	The Fund’s Class R shares pay a distribution fee pursuant to the Fund’s distribution plan for Class R shares. The Fund does not have a shareholder servicing plan for Class R shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

26

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

27

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

28

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Class R Shares

Remember that Class R shares are only available for purchase, sale or exchange through eligible retirement plans and health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates. Your retirement plan or health savings account administrator or selling and/or servicing agent is responsible for sending your orders to the Transfer Agent or your selling and/or servicing agent, ensuring that we receive your money on time, ensuring that you receive any sale proceeds on time, and recording and reporting your beneficial ownership of shares of the Fund. Contact your retirement plan or health savings account administrator for details.

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

29

Buying, Selling and Exchanging Shares

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment

30

Buying, Selling and Exchanging Shares

Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the

31

Buying, Selling and Exchanging Shares

Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

32

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class R shares can only be bought through eligible health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates, and the following eligible retirement plans: 401(k) plans; 457 plans; employer-sponsored 403(b) plans; profit sharing and money purchase pension plans; defined benefit plans; and non-qualified deferred compensation plans. Class R shares are not available for investment through retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs. Contact Columbia Funds or your retirement plan or health savings account administrator for more information about investing in Class R shares.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

There is no minimum initial investment for Class R shares.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B, Class C or Class R shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

33

Buying, Selling and Exchanging Shares

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class B, Class C and Class R shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Remember that Class R shares can only be sold through your eligible retirement plan or health savings account. For detailed rules regarding the sale of Class R shares, contact your retirement plan or health savings account administrator.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

34

Buying, Selling and Exchanging Shares

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to

Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

35

Buying, Selling and Exchanging Shares

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

36

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

37

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

38

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Marsico Growth Fund – Class A Shares(a)

	Year Ended March 31, 2007		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$19.53		$17.04		$15.80		$11.86		$14.72
Income from Investment Operations
Net investment loss(c)	—	(d)	(0.03)		(0.03)		(0.06)		(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	0.69		2.52		1.27		4.00		(2.78)
Total from Investment Operations	0.69		2.49		1.24		3.94		(2.86)
Net Asset Value, End of Period	$20.22		$19.53		$17.04		$15.80		$11.86
Total Return(e)	3.53	%(f)	14.61	%(f)	7.85	%(f)	33.22	%(f)	(19.43)%
Ratios to Average Net Assets/Supplemental Data
Net expenses	1.22	%(g)	1.21%		1.30%		1.37%		1.42%
Net investment income (loss)	0.01	%(g)	(0.15)%		(0.21)%		(0.42)%		(0.62)%
Waiver/Reimbursement	0.01%		0.06	%(h)	0.03	%(h)	0.02	%(h)	—
Net assets, end of period (000’s)	$2,684,153		$1,956,822		$988,948		$546,537		$279,840

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Rounds to less than $0.01.

(e)	Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(f)	Had the Advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)

Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —%, —% and —% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

39

Financial Highlights

Columbia Marsico Growth Fund – Class B Shares(a)

	Year Ended March 31, 2007		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$18.40		$16.18		$15.12		$11.43		$14.29
Income from Investment Operations
Net investment loss(c)	(0.13)		(0.15)		(0.15)		(0.16)		(0.17)
Net realized and unrealized gain (loss) on investments and foreign currency	0.65		2.37		1.21		3.85		(2.69)
Total from Investment Operations	0.52		2.22		1.06		3.69		(2.86)
Net Asset Value, End of Period	$18.92		$18.40		$16.18		$15.12		$11.43
Total Return(d)	2.83	%(e)	13.72	%(e)	7.01	%(e)	32.28	%(e)	(20.01)%
Ratios to Average Net Assets/ Supplemental Data
Net expenses	1.97	%(f)	1.96%		2.05%		2.12%		2.17%
Net investment income (loss)	(0.71	)%(f)	(0.85)%		(0.96)%		(1.17)%		(1.37)%
Waiver/Reimbursement	0.01%		0.06	%(g)	0.03	%(g)	0.02	%(g)	—
Net assets, end of period (000’s)	$156,923		$198,749		$194,668		$200,270		$137,432

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming no contingent deferred sales charge.

(e)	Had the Advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)

Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —%, —% and —% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

40

Financial Highlights

Columbia Marsico Growth Fund – Class C Shares(a)

	Year Ended March 31, 2007		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$18.43		$16.20		$15.14		$11.44		$14.31
Income from Investment Operations
Net investment loss(c)	(0.13)		(0.15)		(0.15)		(0.17)		(0.17)
Net realized and unrealized gain (loss) on investments and foreign currency	0.64		2.38		1.21		3.87		(2.70)
Total from Investment Operations	0.51		2.23		1.06		3.70		(2.87)
Net Asset Value, End of Period	$18.94		$18.43		$16.20		$15.14		$11.44
Total Return(d)	2.77	%(e)	13.77	%(e)	7.00	%(e)	32.34	%(e)	(20.06)%
Ratios to Average Net Assets/ Supplemental Data
Net expenses	1.97	%(f)	1.96%		2.05%		2.12%		2.17%
Net investment income (loss)	(0.74	)%(f)	(0.89)%		(0.96)%		(1.17)%		(1.37)%
Waiver/Reimbursement	0.01%		0.06	%(g)	0.03	%(g)	0.02	%(g)	—
Net assets, end of period (000’s)	$832,852		$679,735		$352,016		$177,599		$55,913
(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming no contingent deferred sales charge.

(e)	Had the Advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)

Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been —%, —% and —% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

41

Financial Highlights

Columbia Marsico Growth Fund – Class R Shares(a)

	Year Ended March 31, 2007		Period Ended March 31, 2006(b)
Net Asset Value, Beginning of Period	$19.49		$18.89
Income from Investment Operations
Net investment loss(c)	(0.08)		(0.01)
Net realized and unrealized gain on investments and foreign currency	0.73		0.61
Total from Investment Operations	0.65		0.60
Net Asset Value, End of Period	$20.14		$19.49
Total Return(d)(e)	3.34%		3.18	%(f)
Ratios to Average Net Assets/Supplemental Data
Net expenses	1.47	%(g)	1.54	%(h)
Net investment loss	(0.42	%)(g)	(0.35	%)(h)
Waiver/Reimbursement	0.01%		0.07	%(h)(i)
Net assets, end of period (000’s)	$3,669		$10

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)	Class R shares commenced operations on January 23, 2006.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value.
(e)	Had the Advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	Annualized.
(i)	Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01% for the year ended March 31, 2006.

42

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Marsico Growth Fund – Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.24%	-2.21%	(b)	$ 9,779.38	$694.07
2	10.25%	1.24%	1.47%		$10,147.08	$123.54
3	15.76%	1.24%	5.29%		$10,528.62	$128.19
4	21.55%	1.24%	9.24%		$10,924.49	$133.01
5	27.63%	1.24%	13.35%		$11,335.25	$138.01
6	34.01%	1.24%	17.61%		$11,761.46	$143.20
7	40.71%	1.24%	22.04%		$12,203.69	$148.58
8	47.75%	1.24%	26.63%		$12,662.55	$154.17
9	55.13%	1.24%	31.39%		$13,138.66	$159.97
10	62.89%	1.24%	36.33%		$13,632.67	$165.98
Total Gain After Fees and Expenses					$3,632.67
Total Annual Fees and Expenses Paid						$1,988.72
(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

43

Hypothetical Fees and Expenses

Columbia Marsico Growth Fund – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.99%	3.01%	$10,301.00	$201.99
2	10.25%	1.99%	6.11%	$10,611.06	$208.07
3	15.76%	1.99%	9.30%	$10,930.45	$214.34
4	21.55%	1.99%	12.59%	$11,259.46	$220.79
5	27.63%	1.99%	15.98%	$11,598.37	$227.44
6	34.01%	1.99%	19.47%	$11,947.48	$234.28
7	40.71%	1.99%	23.07%	$12,307.10	$241.33
8	47.75%	1.99%	26.78%	$12,677.54	$248.60
9	55.13%	1.24%	31.54%	$13,154.22	$160.16
10	62.89%	1.24%	36.49%	$13,648.82	$166.18
Total Gain After Fees and Expenses				$3,648.82
Total Annual Fees and Expenses Paid					$2,123.18
(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Marsico Growth Fund – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.99%	3.01%	$10,301.00	$201.99
2	10.25%	1.99%	6.11%	$10,611.06	$208.07
3	15.76%	1.99%	9.30%	$10,930.45	$214.34
4	21.55%	1.99%	12.59%	$11,259.46	$220.79
5	27.63%	1.99%	15.98%	$11,598.37	$227.44
6	34.01%	1.99%	19.47%	$11,947.48	$234.28
7	40.71%	1.99%	23.07%	$12,307.10	$241.33
8	47.75%	1.99%	26.78%	$12,677.54	$248.60
9	55.13%	1.99%	30.59%	$13,059.14	$256.08
10	62.89%	1.99%	34.52%	$13,452.22	$263.79
Total Gain After Fees and Expenses				$3,452.22
Total Annual Fees and Expenses Paid					$2,316.71

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

44

Hypothetical Fees and Expenses

Columbia Marsico Growth Fund – Class R Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year- End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.49%	3.51%	$10,351.00	$151.61
2	10.25%	1.49%	7.14%	$10,714.32	$156.94
3	15.76%	1.49%	10.90%	$11,090.39	$162.45
4	21.55%	1.49%	14.80%	$11,479.67	$168.15
5	27.63%	1.49%	18.83%	$11,882.60	$174.05
6	34.01%	1.49%	23.00%	$12,299.68	$180.16
7	40.71%	1.49%	27.31%	$12,731.40	$186.48
8	47.75%	1.49%	31.78%	$13,178.27	$193.03
9	55.13%	1.49%	36.41%	$13,640.83	$199.80
10	62.89%	1.49%	41.20%	$14,119.62	$206.82
Total Gain After Fees and Expenses				$4,119.62
Total Annual Fees and Expenses Paid					$1,779.49
(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

45

Notes

46

Columbia Marsico Growth Fund

For More Information

You’ll find more information about Columbia Marsico Growth Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Marsico Growth Fund

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132433-0807

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia Marsico Growth Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Marsico Growth Fund (the Fund), which is one of the feeder funds in the Columbia Funds family of mutual funds (Columbia Funds) that invests all of its assets in another fund, Columbia Marsico Growth Master Portfolio (the Master Portfolio). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions. Throughout this prospectus, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Master Portfolio’s investment advisor (the Advisor) and the Fund’s and the Master Portfolio’s administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Advisor has engaged an investment sub-advisor(s) to make the day-to-day investment decisions for the Master Portfolio, but retains general investment management responsibility for the Master Portfolio, subject to oversight by the Fund’s and the Master Portfolio’s Board of Trustees (the Board).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Marsico Growth Fund

FUNDimensions™
Columbia Marsico Growth Fund
Investment Objective:	Long-term growth of capital
Investment Style:	Large Growth
Benchmark:	S&P 500® Index(a)
Ticker Symbol:	Class Z: NGIPX
Principal Risks:	Investing in other funds risk Investment strategy risk Market Risk Growth securities risk Foreign securities risk Emerging market securities risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

FUNDamentals™

Feeder Funds

Feeder funds do not have their own investment advisor. Feeder funds typically invest all of their assets in another fund, which is called a “master portfolio.” More than one feeder fund may invest in a master portfolio. Each feeder fund may have different share prices and returns than the other feeder funds because different feeder funds may have varying sales charges and ongoing administrative and other expenses.

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■   have longer-term investment goals,

■   maintain a diversified investment portfolio, and

■   are not looking for a regular stream of income.

   Investment Objective

The Fund seeks long-term growth of capital.

   Principal Investment Strategies

The Fund invests all or substantially all of its assets in the Master Portfolio. The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio invests primarily in equity securities of large-capitalization companies that have market capitalizations of $4 billion or more at the time of purchase. The Master Portfolio generally holds a core position of between 35 and 50 common stocks. The number of securities held by the Master Portfolio occasionally may exceed this range, such as when the Master Portfolio is accumulating new positions, phasing out and replacing existing positions, or responding to exceptional market conditions. The Master Portfolio may invest up to 25% of total assets in foreign securities.

The core investments of the Master Portfolio generally may include established companies and securities that are believed to offer long-term growth potential. However, the Master Portfolio’s investments also typically may include securities of less mature companies, companies or securities with more aggressive growth characteristics, and companies undergoing significant changes, such as the introduction of a new product line, the appointment of a new management team, or an acquisition.

The Advisor has engaged an investment sub-advisor – Marsico Capital Management, LLC (Marsico) – which manages the Master Portfolio on a day-to-day basis, although the Advisor retains general investment management responsibility for the management of the Master Portfolio. In selecting investments for the Master Portfolio, Marsico uses an approach that combines “top-down” macroeconomic analysis with “bottom-up” stock selection.

The “top-down” approach may take into consideration macro-economic factors such as, without limitation, interest rates, inflation, demographics, the regulatory environment and the global competitive landscape. In addition, Marsico also may examine other factors that may include, without limitation, the most attractive global investment opportunities, industry consolidation, and the sustainability of financial trends

5

Columbia Marsico Growth Fund

observed. As a result of the “top-down” analysis, Marsico seeks to identify sectors, industries and companies that may benefit from the overall trends Marsico has observed.

Marsico then looks for individual companies or securities with earnings growth potential that may not be recognized by the market at large. In determining whether a particular company or security may be a suitable investment, Marsico may focus on any of a number of different attributes that may include, without limitation, the company’s specific market expertise or dominance; its franchise durability and pricing power; solid fundamentals (e.g., a strong balance sheet, improving returns on equity, the ability to generate free cash flow, apparent use of conservative accounting standards and transparent financial disclosure); strong and ethical management; commitment to shareholder interests; reasonable valuations in the context of projected growth rates; and other indications that a company or security may be an attractive investment prospect. This process is called “bottom-up” stock selection.

As part of this fundamental, “bottom-up” research, Marsico may visit with various levels of a company’s management, as well as with its customers and (as relevant) suppliers, distributors and competitors. Marsico also may prepare detailed earnings and cash flow models of companies. These models may assist Marsico in projecting potential earnings growth and other important company financial characteristics under different scenarios. Each model is typically customized to follow a particular company and is generally intended to replicate and describe a company’s past, present and potential future performance. The models may include quantitative information and detailed narratives that reflect updated interpretations of corporate data and company and industry developments.

Marsico may reduce or sell investments in portfolio companies if, in the opinion of Marsico, a company’s fundamentals change substantially, its stock price appreciates excessively in relation to fundamental earnings growth prospects, the company appears not to realize its growth potential, or there are more attractive investment opportunities elsewhere.

FUNDamentals™

Growth Funds

Growth funds invest in companies that have the potential for significant increases in revenue or earnings. These typically are companies that are developing or applying new technologies, products or services in growing industry sectors.

FUNDamentals™

Focused Funds

Focused funds generally hold fewer investments than other kinds of funds. This means they can have greater price swings than more diversified funds. It also means they may have relatively higher returns when an investment performs well or relatively lower returns when an investment performs poorly.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

6

Columbia Marsico Growth Fund

   Principal Risks

■

Investing in Other Funds Risk – The performance of the underlying fund(s) in which the Fund invests could be adversely affected if other entities that invest in the same underlying fund(s) make relatively large investments or redemptions in the underlying fund(s). Because the expenses and costs of the underlying fund(s) are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Fund. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. In addition, the Advisor has the authority to change the underlying fund(s) in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. If an underlying fund pays fees to the Advisor or its affiliates, this could result in the Advisor having a potential conflict of interest in selecting the underlying fund(s) in which the Fund invests or in determining the percentage of the Fund's investments allocated to each underlying fund.

The Fund is subject indirectly to the following risks of the Master Portfolio

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Master Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Master Portfolio’s shares to lose value or may cause the Master Portfolio to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Master Portfolio holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master Portfolio may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

7

Columbia Marsico Growth Fund

■

Emerging Market Securities Risk – Securities issued by companies in emerging market countries, like those in Eastern Europe, the Middle East, Asia or Africa are more likely to have greater exposure to the risks of investing in foreign securities that are described in “Foreign Securities Risk.” In addition, these countries are more likely to experience instability resulting, for example, from rapid social, political and economic development. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many of these countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

8

Columbia Marsico Growth Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 6.01%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 1999:	35.30%
Worst:	3rd quarter 2001:	-17.27%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Marsico Growth Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the S&P 500® Index, an unmanaged index, which tracks the performance of 500 widely held, large-capitalization U.S. stocks. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	Life of Fund(a)
Class Z shares returns before taxes	7.18%	7.58%	8.42%
Class Z shares returns after taxes on distributions	7.18%	7.58%	8.37%
Class Z shares returns after taxes on distributions and sale of Fund shares	4.67%	6.58%	7.42%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.79%	6.19%	5.96%

(a)	The inception date of the Fund’s Class Z shares is December 31, 1997.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

10

Columbia Marsico Growth Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■   other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

11

Columbia Marsico Growth Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)(a)

Class Z Shares
Management fees(b)	0.84%
Other expenses(c)(d)	0.15%
Acquired fund fees and expenses(e)	—
Total annual Fund operating expenses	0.99%

(a)

These fees and expenses and the example below include the Fund’s portion of the fees and expenses deducted from the assets of the Master Portfolio. Remember that the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

(b)

The Fund pays investment advisory fees of 0.62% and an administration fee of 0.22%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.75% for assets up to $500 million; 0.70% for assets in excess of $500 million and up to $1 billion; 0.65% for assets in excess of $1 billion and up to $1.5 billion; 0.60% for assets in excess of $1.5 billion and up to $3 billion; 0.58% for assets in excess of $3 billion and up to $6 billion; and 0.56% for assets in excess of $6 billion

(c)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(d)

The Transfer Agent has voluntarily agreed to waive a portion of its fees (which are included in other expenses), for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) will not exceed 0.02% annually. If this fee waiver were reflected in this table, other expenses would be 0.14% and total annual Fund operating expenses would be 0.98% for Class Z shares. The Transfer Agent, at its discretion, may revise or discontinue this arrangement at any time.

(e)	Amount is less than 0.01% and is included in other expenses.

12

Columbia Marsico Growth Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$101	$315	$547	$1,213

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Marsico Growth Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Master Portfolio generally buys securities for capital appreciation, investment income or both. However, the Master Portfolio may sell securities regardless of how long they’ve been held. You’ll find the Master Portfolio’s historical portfolio turnover rates in the Master Portfolio’s annual report to shareholders for the fiscal year ended March 31, 2007.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

The Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Accordingly, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus. The Advisor earns its fee as the investment advisor to the Master Portfolio.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Master Portfolio, determining what securities and other investments the Master Portfolio should buy or sell and executing the Master Portfolio’s portfolio transactions. Although the Advisor is responsible for the investment management of the Master Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Master Portfolio’s investments.

The Master Portfolio pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Master Portfolio and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.62% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor has engaged an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Master Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Master Portfolio change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

A discussion regarding the basis for the Board’s approval of the investment sub-advisory agreement with the Fund’s sub-advisor(s) is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

15

Management of the Fund

Marsico Capital Management, LLC

Marsico is the Master Portfolio’s investment sub-advisor. Located at 1200 17th Street, Suite 1600, Denver, CO 80202, Marsico was organized in 1997 as a registered investment advisor. Marsico is an indirect, wholly owned subsidiary of Bank of America. On June 14, 2007, Thomas F. Marsico, founder and Chief Executive Officer of Marsico, announced that he had signed a definitive agreement to acquire Marsico from Bank of America. The transaction is expected to close during the fourth quarter of 2007, and is subject to customary client consents and other mutual fund shareholder approvals. Marsico provides investment services to mutual funds and private accounts, and as of March 31, 2007, had over $87 billion in assets under management.

Marsico Portfolio Managers

Thomas F. Marsico is the Marsico portfolio manager responsible for making the day-to-day investment decisions for the Master Portfolio. Remember that the Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Information about the portfolio manager is shown in the table below. The SAI provides more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Thomas F. Marsico

Service with the Fund since December 1997

Mr. Marsico is the Chief Investment Officer of Marsico and has over 20 years of experience as a securities analyst and a portfolio manager.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Marsico Growth Fund	0.22%	*

*	This amount represents the combined administration fee paid by the Fund and the Master Portfolio.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

18

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

About Class Z Shares

D escription of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc

20

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

21

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

22

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

23

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

24

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips”

in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more

25

Buying, Selling and Exchanging Shares

or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

26

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or

27

Buying, Selling and Exchanging Shares

sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

28

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

29

Buying, Selling and Exchanging Shares

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

30

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

31

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

32

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Marsico Growth Fund – Class Z Shares(a)

	Year Ended March 31, 2007		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$19.82		$17.25		$15.96		$11.95		$14.79
Income from Investment Operations
Net investment income (loss)(c)	0.05		0.02		0.01		(0.02)		(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	0.71		2.55		1.28		4.03		(2.79)
Total from Investment Operations	0.76		2.57		1.29		4.01		(2.84)
Net Asset Value, End of Period	$20.58		$19.82		$17.25		$15.96		$11.95
Total Return(d)	3.83	%(e)	14.90	%(e)	8.08	%(e)	33.56	%(e)	(19.20%)
Ratios to Average Net Assets/Supplemental Data
Net expenses	0.97	%(f)	0.96%		1.05%		1.12%		1.17%
Net investment income (loss)	0.25	%(f)	0.11%		0.04%		(0.17%)		(0.37%)
Waiver/Reimbursement	0.01%		0.06	%(g)	0.03	%(g)	0.02	%(g)	—
Net assets, end of period (000’s)	$2,044,397		$1,446,667		$774,996		$371,942		$106,436

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Marsico Growth Master Portfolio.

(b)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value.

(e)	Had the Advisor and/or any of its affiliates not waived a portion of expenses, total return would have been reduced.

(f)	The benefits derived from custody credits had an impact of less than 0.01%.

(g)

Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, -% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

33

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Marsico Growth Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.99%	4.01%	$10,401.00	$100.98
2	10.25%	0.99%	8.18%	$10,818.08	$105.03
3	15.76%	0.99%	12.52%	$11,251.89	$109.25
4	21.55%	0.99%	17.03%	$11,703.09	$113.63
5	27.63%	0.99%	21.72%	$12,172.38	$118.18
6	34.01%	0.99%	26.60%	$12,660.49	$122.92
7	40.71%	0.99%	31.68%	$13,168.18	$127.85
8	47.75%	0.99%	36.96%	$13,696.22	$132.98
9	55.13%	0.99%	42.45%	$14,245.44	$138.31
10	62.89%	0.99%	48.17%	$14,816.68	$143.86
Total Gain After Fees and Expenses				$4,816.68
Total Annual Fees and Expenses Paid					$1,212.99
(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

34

Columbia Marsico Growth Fund

For More Information

You’ll find more information about Columbia Marsico Growth Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Marsico Growth Fund

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132236-0807

Columbia Funds Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia Small Cap Growth Fund II

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Small Cap Growth Fund II (the Fund), which is one of the feeder funds in the Columbia Funds family of mutual funds (Columbia Funds) that invests all of its assets in another fund, Columbia Small Cap Growth Master Portfolio (the Master Portfolio). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions. Throughout this prospectus, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Master Portfolio’s investment advisor (the Advisor) and the Fund’s and the Master Portfolio’s administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

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Columbia Small Cap Growth Fund II

FUNDimensions™
Columbia Small Cap Growth Fund II
Investment Objective:	Long-term growth of capital
Investment Style:	Small Growth
Benchmark:	Russell 2000 Growth® Index
Ticker Symbols:	Class A: NSCGX Class B: NCPBX Class C: NCPCX
Principal Risks:	Investing in other funds risk Investment strategy risk Market risk Growth securities risk Smaller company securities risk Technology sector risk Industry sector risk Foreign securities risk

FUNDamentals™

Feeder Funds

Feeder funds do not have their own investment advisor. Feeder funds typically invest all of their assets in another fund, which is called a “master portfolio.” More than one feeder fund may invest in a master portfolio. Each feeder fund may have different share prices and returns than the other feeder funds because different feeder funds may have varying sales charges and ongoing administrative and other expenses.

FUNDamentals™

Smaller Company Funds

Smaller company funds invest in smaller companies with potentially promising products or that are operating in potentially dynamic fields. These companies may experience relatively more rapid earnings growth than larger companies but may have a relatively greater difficulty securing financing and may be relatively more prone to setbacks than larger, more established companies.

   Investment Objective

The Fund seeks long-term growth of capital.

   Principal Investment Strategies

The Fund invests all or substantially all of its assets in the Master Portfolio. The Master Portfolio pursues its investment objective by investing primarily in equity securities. The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio invests at least 80% of net assets in securities of companies that have market capitalizations in the range of companies in the Russell 2000 Growth® Index at the time of purchase (between $125 million and $3.3 billion as of June 30, 2007). The Master Portfolio may invest up to 20% of total assets in foreign securities.

The Advisor combines fundamental and quantitative analysis with risk management to identify investment opportunities and construct the Master Portfolio’s portfolio. The Advisor considers, among other factors:

■	overall economic and market conditions.

■

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Master Portfolio’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

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Columbia Small Cap Growth Fund II

FUNDamentals™

Growth Funds

Growth funds invest in companies that have the potential for significant increases in revenue or earnings. These typically are companies that are developing or applying new technologies, products or services in growing industry sectors.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

   Principal Risks

■

Investing in Other Funds Risk – The performance of the underlying fund(s) in which the Fund invests could be adversely affected if other entities that invest in the same underlying fund(s) make relatively large investments or redemptions in the underlying fund(s). Because the expenses and costs of the underlying fund(s) are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Fund. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. In addition, the Advisor has the authority to change the underlying fund(s) in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. If an underlying fund pays fees to the Advisor or its affiliates, this could result in the Advisor having a potential conflict of interest in selecting the underlying fund(s) in which the Fund invests or in determining the percentage of the Fund's investments allocated to each underlying fund.

The Fund is subject to the following risks of the Master Portfolio:

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Master Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Master Portfolio’s shares to lose value or may cause the Master Portfolio to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Master Portfolio holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less

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Columbia Small Cap Growth Fund II

liquid and fluctuate more sharply in value than securities of larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Technology Sector Risk – Securities of companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

■

Industry Sector Risk – Securities of companies in different, but closely related, industries are considered as being in the same broad economic sector. The values of such securities in the same sector may be similarly affected by particular economic or market events, making the Master Portfolio more vulnerable to unfavorable developments in that sector than funds investing in multiple sectors. The Master Portfolio does not intend to focus on any particular sector; however, at times the Master Portfolio may invest a significant portion of its assets in a particular sector.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master Portfolio may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

Conversion to Stand-Alone Fund

The Fund is currently a feeder fund that invests all of its assets in the Master Portfolio that, in turn, invests in individual portfolio securities. In June 2007, the Board of Trustees of Columbia Funds Series Trust took various actions designed to enable the Fund to operate as a stand-alone fund. Among other actions, the Board adopted/approved an advisory agreement with the Advisor for the Fund on the same terms as are described herein for the Master Portfolio, as well as a single integrated administration agreement combining the Fund-level administrative duties and fees with those at the Master Portfolio-level.

These actions will not result in any change in total fees or the investment objective and principal investment strategies as they are described in this prospectus. Nor will they result in a change in the principal risks of investing in the Fund, except that the “Investments in Other Funds” risk will no longer apply. After the conversion to a stand-alone structure, which is expected to occur in the third quarter of 2007, the Fund will invest directly in individual portfolio securities rather than indirectly through the Master Portfolio.

Shareholder approval is not required to implement these actions.

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Columbia Small Cap Growth Fund II

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 12.02%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 1999:	43.14%
Worst:	3rd quarter 1998:	-25.80%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

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Columbia Small Cap Growth Fund II

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the Russell 2000 Growth® Index, an unmanaged index that measures the performance of those securities in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth rates. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years/Life of Fund(a)
Class A shares returns before taxes	5.67%	4.08%	6.99%
Class A shares returns after taxes on distributions	1.66%	2.94%	5.77%
Class A shares returns after taxes on distributions and sale of Fund shares	7.57%	3.36%	5.76%
Class B shares returns before taxes	6.87%	4.23%	6.85%
Class C shares returns before taxes	10.35%	4.51%	4.57%	(b)
Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)	13.35%	6.93%	4.88%	(c)

(a)

The Fund’s average annual returns shown in the table above reflect applicable sales charges. The inception dates of the Fund’s Class A, Class B and Class C shares are December 12, 1995, December 12, 1995, and September 22, 1997, respectively.

(b)	The returns shown for Class C shares are from September 22, 1997.
(c)	The returns for the index shown are from December 31, 1996.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

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Columbia Small Cap Growth Fund II

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of

    America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

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Columbia Small Cap Growth Fund II

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	5.00%	(b)	1.00%	(c)

Annual Fund Operating Expenses (deducted from the Fund’s assets)(d)

	Class A Shares	Class B Shares	Class C Shares
Management fees(e)	0.82%	0.82%	0.82%
Distribution and service fees	0.25%	1.00%	1.00%
Other expenses(f)(g)	0.20%	0.20%	0.20%
Acquired fund fees and expenses(h)	—	—	—
Total annual Fund operating expenses(i)	1.27%	2.02%	2.02%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)

These fees and expenses and the example below include the Fund’s portion of the fees and expenses deducted from the assets of the Master Portfolio. Remember that the terms “Fund” and “Master Portfolio” are sometimes used interchangeably

(e)

The Fund pays investment advisory fees of 0.70% and an administration fee of 0.12%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.70% for assets up to $500 million; 0.65% for assets in excess of $500 million and up to $1 billion; and 0.60% for assets in excess of $1 billion

(f)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(g)

The Transfer Agent has voluntarily agreed to waive a portion of its fees (which are included in other expenses), for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) will not exceed 0.02% annually. If this fee waiver were reflected in this table, other expenses would be 0.17% for all share classes, and total annual Fund operating expenses would be 1.24%, 1.99% and 1.99% for Class A, Class B and Class C shares, respectively. The Transfer Agent, at its discretion, may revise or discontinue this arrangement at any time.

(h)	Amount is less than 0.01% and is included in other expenses.

(i)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual operating expenses (exclusive of interest expense and shareholder servicing and distribution fees) to 1.40%, 2.15% and 2.15% for Class A, Class B and Class C shares, respectively, until July 31, 2008. There is no guarantee that these limitations will continue after July 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

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Columbia Small Cap Growth Fund II

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$697	$955	$1,232	$2,021
Class B Shares
Assuming no redemption	$205	$634	$1,088	$2,155
Assuming complete redemption of shares at the end of the period	$705	$934	$1,288	$2,155
Class C Shares
Assuming no redemption	$205	$634	$1,088	$2,348
Assuming complete redemption of shares at the end of the period	$305	$634	$1,088	$2,348

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

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Columbia Small Cap Growth Fund II

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

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Columbia Small Cap Growth Fund II

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Master Portfolio generally buys securities for capital appreciation, investment income or both. However, the Master Portfolio may sell securities regardless of how long they’ve been held. You’ll find the Master Portfolio’s historical portfolio turnover rates in the Master Portfolio’s annual report to shareholders for the fiscal year ended March 31, 2007.

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Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

The Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Accordingly, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus. The Advisor earns its fee as the investment advisor to the Master Portfolio.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Master Portfolio, determining what securities and other investments the Master Portfolio should buy or sell and executing the Master Portfolio’s portfolio transactions. Although the Advisor is responsible for the investment management of the Master Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Master Portfolio’s investments.

The Master Portfolio pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Master Portfolio and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.70% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Master Portfolio needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Master Portfolio change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

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Management of the Fund

Portfolio Managers

The Advisor’s Small Cap Growth Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Master Portfolio. Remember that the Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Information about the portfolio managers on the Small Cap Growth Strategies Team that are primarily responsible for overseeing the Master Portfolio’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Daniel Cole

Service with the Fund (co-manager) since September 2001

Investment management experience since 1993

Columbia Management Portfolio Manager since 2001.

Daniele Donahoe

Service with the Fund (co-manager) since December 2005

Investment management experience since 1997

Columbia Management associated since 2002.

Jon Michael Morgan

Service with the Fund (co-manager) since December 2005

Investment management experience since 1996

Columbia Management associated since 2000.

Christian Pineno

Service with the Fund (co-manager) from January 1997 to December 2005 and October 2006 to present

Investment management experience since 1993

Columbia Management associated since July 1995.

Clifford Siverd

Service with the Fund (co-manager) since December 2005

Investment management experience since 1994

Columbia Management associated since 2001.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,
as a % of Average Daily Net Assets

Columbia Small Cap Growth Fund II	0.12%	*

*	This amount represents the combined administration fee paid by the Fund and the Master Portfolio.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

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Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

18

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.
Investment Limits	none	up to $50,000 (based on aggregate account value)(b)	up to $1,000,000
Conversion Features	none	convert to Class A shares eight years after purchase	none
Front-End Sales Charges(c)	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none
Contingent Deferred Sales Charges (CDSCs)(c)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase
Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(c)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00%	(c)(d)

(a)	Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

21

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 5.75% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

22

Choosing a Share Class

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted.

■	Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

23

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamentals™

Your “Immediate Family” and
Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

24

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

25

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%

(a)	The Fund’s Class A shares pay a combined distribution and service fee pursuant to the Fund’s combined distribution and shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

26

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

27

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

28

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

29

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

30

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips”

in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more

31

Buying, Selling and Exchanging Shares

or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

32

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

33

Buying, Selling and Exchanging Shares

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

34

Buying, Selling and Exchanging Shares

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

35

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

36

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

37

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Small Cap Growth Fund II – Class A Shares(a)

	Year Ended March 31, 2007		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$17.56		$15.06		$15.04		$9.96		$14.84
Income from Investment Operations
Net Investment Loss(c)	(0.12)		(0.13)		(0.14)		(0.13)		(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(0.24	)(d)	4.51		0.16		5.21		(4.78)
Total from Investment Operations	(0.36)		4.38		0.02		5.08		(4.88)
Less Distributions Declared to Shareholders
From Net realized Gains	(3.41)		(1.88)		—		—		—
Net Asset Value, End of Period	$13.79		$17.56		$15.06		$15.04		$9.96
Total Return(e)(f)	(0.03%)		30.90%		0.13%		51.00%		(32.88%)
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	1.23	%(g)	1.24%		1.32%		1.38	%(h)	1.40%
Interest Expense	—		—		—		—	(i)	— (i)
Net Expenses	1.23	%(g)	1.24%		1.32%		1.38	%(h)	1.40%
Net Investment Income (Loss)	(0.81	%)(g)	(0.84%)		(0.96%)		(1.00%)		(0.86%)
Waiver/Reimbursement	0.03%		0.07	%(j)	0.08	%(j)	0.12	%(j)	0.08%
Portfolio Turnover Rate	—		—		—		40	%(k)	44%
Net Assets, End of Period (000’s)	$207,258		$150,761		$132,400		$212,854		$128,620

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expense of the Columbia Small Cap Growth Master Portfolio.

(b)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)

The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the year due to the timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Master Portfolio.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	The reimbursement from the Advisor had an impact of 0.02%.

(i)	Rounds to less than 0.01%.

(j)

Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, 0.05% and 0.09% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(k)	Amount represents results prior to conversion to a master-feeder structure on November 1, 2003.

38

Financial Highlights

Columbia Small Cap Growth Fund II – Class B Shares(a)

	Year Ended March 31, 2007		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$16.21		$14.13		$14.22		$9.49		$14.25
Income from Investment Operations
Net Investment Loss(c)	(0.21)		(0.24)		(0.24)		(0.22)		(0.18)
Net Realized and Unrealized Gain (Loss) on Investments	(0.22	)(d)	4.20		0.15		4.95		(4.58)
Total from Investment Operations	(0.43)		3.96		(0.09)		4.73		(4.76)
Less Distributions Declared to Shareholders
From Net Realized Gains	(3.29)		(1.88)		—		—		—
Net Asset Value, End of Period	$12.49		$16.21		$14.13		$14.22		$9.49
Total Return(e)(f)	(0.69%)		29.92%		(0.63%)		49.84%		(33.40%)
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	1.98	%(g)	1.99%		2.07%		2.13	%(h)	2.15%
Interest Expense	—		—		—		—	(i)	— (i)
Net Expenses	1.98	%(g)	1.99%		2.07%		2.13	%(h)	2.15%
Net Investment Income (Loss)	(1.58	%)(g)	(1.59%)		(1.73%)		(1.75%)		(1.61%)
Waiver/Reimbursement	0.03%		0.07	%(j)	0.08	%(j)	0.12	%(j)	0.08%
Portfolio Turnover Rate	—		—		—		40	%(k)	44%
Net Assets, End of Period (000’s)	$13,018		$16,229		$16,131		$19,367		$12,567

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expense of the Columbia Small Cap Growth Master Portfolio.

(b)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)

The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the year due to the timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Master Portfolio.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	The reimbursement from the Advisor had an impact of 0.02%.

(i)	Rounds to less than 0.01%.

(j)

Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, 0.05% and 0.09% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(k)	Amount represents results prior to conversion to a master-feeder structure on November 1, 2003.

39

Financial Highlights

Columbia Small Cap Growth Fund II – Class C Shares(a)

	Year Ended March 31, 2007		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$16.47		$14.33		$14.42		$9.62		$14.45
Income from Investment Operations
Net Investment Loss(c)	(0.21)		(0.24)		(0.24)		(0.22)		(0.18)
Net Realized and Unrealized Gain (Loss) on Investments	(0.23	)(d)	4.26		0.15		5.02		(4.65)
Total from Investment Operations	(0.44)		4.02		(0.09)		4.80		(4.83)
Less Distributions Declared to Shareholders
From Net Realized Gains	(3.29)		(1.88)		—		—		—
Net Asset Value, End of Period	$12.74		$16.47		$14.33		$14.42		$9.62
Total Return(e)(f)	(0.74%)		29.93%		(0.62%)		49.90%		(33.43%)
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	1.98	%(g)	1.99%		2.07%		2.13	%(h)	2.15%
Interest Expense	—		—		—		—	(i)	— (i)
Net Expenses	1.98	%(g)	1.99%		2.07%		2.13	%(h)	2.15%
Net Investment Income (Loss)	(1.57	%)(g)	(1.59%)		(1.73%)		(1.75%)		(1.61%)
Waiver/Reimbursement	0.03%		0.07	%(j)	0.08	%(j)	0.12	%(j)	0.08%
Portfolio Turnover Rate	—		—		—		40	%(k)	44%
Net Assets, End of Period (000’s)	$4,998		$4,452		$3,651		$5,454		$3,644

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expense of the Columbia Small Cap Growth Master Portfolio.

(b)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)

The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the year due to the timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Master Portfolio.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	The reimbursement from the Advisor had an impact of 0.02%.

(i)	Rounds to less than 0.01%.

(j)

Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, 0.05% and 0.09% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(k)	Amount represents results prior to conversion to a master-feeder structure on November 1, 2003.

40

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Small Cap Growth Fund II – Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.27%	–2.23%	(b)	$9,776.55	$696.93
2	10.25%	1.27%	1.41%		$10,141.22	$126.48
3	15.76%	1.27%	5.19%		$10,519.49	$131.20
4	21.55%	1.27%	9.12%		$10,911.86	$136.09
5	27.63%	1.27%	13.19%		$11,318.87	$141.17
6	34.01%	1.27%	17.41%		$11,741.07	$146.43
7	40.71%	1.27%	21.79%		$12,179.01	$151.89
8	47.75%	1.27%	26.33%		$12,633.29	$157.56
9	55.13%	1.27%	31.05%		$13,104.51	$163.44
10	62.89%	1.27%	35.93%		$13,593.31	$169.53
Total Gain After Fees and Expenses					$3,593.31
Total Annual Fees and Expenses Paid						$2,020.72

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

41

Hypothetical Fees and Expenses

Columbia Small Cap Growth Fund II – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.02%	2.98%	$10,298.00	$205.01
2	10.25%	2.02%	6.05%	$10,604.88	$211.12
3	15.76%	2.02%	9.21%	$10,920.91	$217.41
4	21.55%	2.02%	12.46%	$11,246.35	$223.89
5	27.63%	2.02%	15.81%	$11,581.49	$230.56
6	34.01%	2.02%	19.27%	$11,926.62	$237.43
7	40.71%	2.02%	22.82%	$12,282.03	$244.51
8	47.75%	2.02%	26.48%	$12,648.04	$251.79
9	55.13%	1.27%	31.20%	$13,119.81	$163.63
10	62.89%	1.27%	36.09%	$13,609.18	$169.73
Total Gain After Fees and Expenses				$3,609.18
Total Annual Fees and Expenses Paid					$2,155.08

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

Columbia Small Cap Growth Fund II – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	2.02%	2.98%	$10,298.00	$205.01
2	10.25%	2.02%	6.05%	$10,604.88	$211.12
3	15.76%	2.02%	9.21%	$10,920.91	$217.41
4	21.55%	2.02%	12.46%	$11,246.35	$223.89
5	27.63%	2.02%	15.81%	$11,581.49	$230.56
6	34.01%	2.02%	19.27%	$11,926.62	$237.43
7	40.71%	2.02%	22.82%	$12,282.03	$244.51
8	47.75%	2.02%	26.48%	$12,648.04	$251.79
9	55.13%	2.02%	30.25%	$13,024.95	$259.30
10	62.89%	2.02%	34.13%	$13,413.09	$267.02
Total Gain After Fees and Expenses				$3,413.09
Total Annual Fees and Expenses Paid					$2,348.04

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

42

Columbia Small Cap Growth Fund II

For More Information

You’ll find more information about Columbia Small Cap Growth Fund II and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Small Cap Growth Fund II

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132337-0807

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007

Columbia Small Cap Growth Fund II

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Small Cap Growth Fund II (the Fund), which is one of the feeder funds in the Columbia Funds family of mutual funds (Columbia Funds) that invests all of its assets in another fund, Columbia Small Cap Growth Master Portfolio (the Master Portfolio). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions. Throughout this prospectus, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and

■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Master Portfolio’s investment advisor (the Advisor) and the Fund’s and the Master Portfolio’s administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Small Cap Growth Fund II

FUNDimensions™
Columbia Small Cap Growth Fund II
Investment Objective:	Long-term growth of capital
Investment Style:	Small Growth
Benchmark:	Russell 2000 Growth® Index
Ticker Symbol:	Class Z: PSCPX
Principal Risks:	Investing in other funds risk
Investment strategy risk
Market risk
Growth securities risk
Smaller company securities risk
Technology sector risk
Industry sector risk
Foreign securities risk

FUNDamentals™

Feeder Funds

Feeder funds do not have their own investment advisor. Feeder funds typically invest all of their assets in another fund, which is called a “master portfolio.” More than one feeder fund may invest in a master portfolio. Each feeder fund may have different share prices and returns than the other feeder funds because different feeder funds may have varying sales charges and ongoing administrative and other expenses.

FUNDamentals™

Smaller Company Funds

Smaller company funds invest in smaller companies with potentially promising products or that are operating in potentially dynamic fields. These companies may experience relatively more rapid earnings growth than larger companies but may have a relatively greater difficulty securing financing and may be relatively more prone to setbacks than larger, more established companies.

   Investment Objective

The Fund seeks long-term growth of capital.

   Principal Investment Strategies

The Fund invests all or substantially all of its assets in the Master Portfolio. The Master Portfolio pursues its investment objective by investing primarily in equity securities. The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio invests at least 80% of net assets in securities of companies that have market capitalizations in the range of companies in the Russell 2000 Growth® Index at the time of purchase (between $125 million and $3.3 billion as of June 30, 2007). The Master Portfolio may invest up to 20% of total assets in foreign securities.

The Advisor combines fundamental and quantitative analysis with risk management to identify investment opportunities and construct the Master Portfolio’s portfolio. The Advisor considers, among other factors:

■	overall economic and market conditions.

■

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Advisor may sell a security when the security’s price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Master Portfolio’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Small Cap Growth Fund II

FUNDamentals™

Growth Funds

■  Growth funds invest in companies that have the potential for significant increases in revenue or earnings. These typically are companies that are developing or applying new technologies, products or services in growing industry sectors.

FUNDamentals™

Foreign Securities

■  Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

   Principal Risks

■

Investing in Other Funds Risk – The performance of the underlying fund(s) in which the Fund invests could be adversely affected if other entities that invest in the same underlying fund(s) make relatively large investments or redemptions in the underlying fund(s). Because the expenses and costs of the underlying fund(s) are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Fund. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. In addition, the Advisor has the authority to change the underlying fund(s) in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. If an underlying fund pays fees to the Advisor or its affiliates, this could result in the Advisor having a potential conflict of interest in selecting the underlying fund(s) in which the Fund invests or in determining the percentage of the Fund's investments allocated to each underlying fund.

The Fund is subject to the following risks of the Master Portfolio:

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Master Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Master Portfolio’s shares to lose value or may cause the Master Portfolio to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Master Portfolio holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Smaller Company Securities Risk – Securities of small- or mid-capitalization companies (“smaller companies”) can, in certain circumstances, have a higher potential for gains than securities of large-capitalization companies but also may have more risk. For example, smaller companies may be more vulnerable to market downturns and adverse business or economic events than larger, more established companies because they may have more limited financial resources and business operations. These companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Their securities may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of

6

Columbia Small Cap Growth Fund II

larger companies. In addition, some smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.

■

Technology Sector Risk – Securities of companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

■

Industry Sector Risk – Securities of companies in different, but closely related, industries are considered as being in the same broad economic sector. The values of such securities in the same sector may be similarly affected by particular economic or market events, making the Master Portfolio more vulnerable to unfavorable developments in that sector than funds investing in multiple sectors. The Master Portfolio does not intend to focus on any particular sector; however, at times the Master Portfolio may invest a significant portion of its assets in a particular sector.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master Portfolio may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

Conversion to Stand-Alone Fund

The Fund is currently a feeder fund that invests all of its assets in the Master Portfolio that, in turn, invests in individual portfolio securities. In June 2007, the Board of Trustees of Columbia Funds Series Trust took various actions designed to enable the Fund to operate as a stand-alone fund. Among other actions, the Board adopted/approved an advisory agreement with the Advisor for the Fund on the same terms as are described herein for the Master Portfolio, as well as a single integrated administration agreement combining the Fund-level administrative duties and fees with those at the Master Portfolio-level.

These actions will not result in any change in total fees or the investment objective and principal investment strategies as they are described in this prospectus. Nor will they result in a change in the principal risks of investing in the Fund, except that the “Investments in Other Funds” risk will no longer apply. After the conversion to a stand-alone structure, which is expected to occur in the third quarter of 2007, the Fund will invest directly in individual portfolio securities rather than indirectly through the Master Portfolio.

Shareholder approval is not required to implement these actions.

7

Columbia Small Cap Growth Fund II

Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 12.24%

Best and Worst Quarterly Returns During this Period

Best: 4th quarter 1999: 43.13%
Worst: 3rd quarter 1998: -25.76%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■ management of fund holdings,

■ market conditions,

■ fund expenses, and

■ flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

8

Columbia Small Cap Growth Fund II

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the Russell 2000 Growth® Index, an unmanaged index that measures the performance of those securities in the Russell 2000® Index with higher price-to-book ratios and higher forecasted growth rates. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	10 years(a)
Class Z shares returns before taxes	12.34%	5.57%	7.91%
Class Z shares returns after taxes on distributions	8.10%	4.43%	6.68%
Class Z shares returns after taxes on distributions and sale of Fund shares	12.02%	4.65%	6.58%
Russell 2000 Growth® Index (reflects no deductions for fees, expenses or taxes)	13.35%	6.93%	4.88%

(a)	The inception date of the Fund’s Class Z shares is December 12, 1995.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

9

Columbia Small Cap Growth Fund II

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

10

Columbia Small Cap Growth Fund II

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets) (a)

Class Z Shares
Management fees(b)	0.82%
Other expenses(c)(d)	0.20%
Acquired fund fees and expenses(e)	—
Total annual Fund operating expenses( f)	1.02%

(a)

These fees and expenses and the example below include the Fund’s portion of the fees and expenses deducted from the assets of the Master Portfolio. Remember that the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

(b) The Fund pays investment advisory fees of 0.70% and an administration fee of 0.12%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.70% for assets up to $500 million; 0.65% for assets in excess of $500 million and up to $1 billion; and 0.60% for assets in excess of $1 billion

(c)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(d)

The Transfer Agent has voluntarily agreed to waive a portion of its fees (which are included in other expenses), for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) will not exceed 0.02% annually. If this fee waiver were reflected in this table, other expenses would be 0.17% and total annual Fund operating expenses would be 0.99% for Class Z shares. The Transfer Agent, at its discretion, may revise or discontinue this arrangement at any time.

(e)Amount	is less than 0.01% and is included in other expenses.

(f)

The Advisor and/or some of the Fund’s other service providers have contractually agreed to limit total annual operating expenses (exclusive of interest expense and shareholder servicing and distribution fees) to 1.15% for Class Z shares until July 31, 2008. There is no guarantee that these limitations will continue after July 31, 2008. The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

11

Columbia Small Cap Growth Fund II

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$104	$325	$563	$1,248

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

12

Columbia Small Cap Growth Fund II

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

13

Columbia Small Cap Growth Fund II

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Master Portfolio generally buys securities for capital appreciation, investment income or both. However, the Master Portfolio may sell securities regardless of how long they’ve been held. You’ll find the Master Portfolio’s historical portfolio turnover rates in the Master Portfolio’s annual report to shareholders for the fiscal year ended March 31, 2007.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

The Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Accordingly, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus. The Advisor earns its fee as the investment advisor to the Master Portfolio.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Master Portfolio, determining what securities and other investments the Master Portfolio should buy or sell and executing the Master Portfolio’s portfolio transactions. Although the Advisor is responsible for the investment management of the Master Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Master Portfolio’s investments.

The Master Portfolio pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Master Portfolio and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.70% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Master Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Master Portfolio change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

15

Management of the Fund

Portfolio Managers

The Advisor’s Small Cap Growth Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Master Portfolio. Remember that the Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Information about the portfolio managers on the Small Cap Growth Strategies Team that are primarily responsible for overseeing the Master Portfolio’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Daniel Cole

Service with the Fund (co-manager) since September 2001 Investment management experience since 1993

Columbia Management Portfolio Manager since 2001.

Daniele Donahoe

Service with the Fund (co-manager) since December 2005 Investment management experience since 1997

Columbia Management associated since 2002.

Jon Michael Morgan

Service with the Fund (co-manager) since December 2005 Investment management experience since 1996

Columbia Management associated since 2000.

Christian Pineno

Service with the Fund (co-manager) from January 1997 to December 2005 and October 2006 to present Investment management experience since 1993

Columbia Management associated since July 1995.

Clifford Siverd

Service with the Fund (co-manager) since December 2005 Investment management experience since 1994

Columbia Management associated since 2001.

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Small Cap Growth Fund II	0.12	%*

*	This amount represents the combined administration fee paid by the Fund and the Master Portfolio.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the  icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website. Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities. Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases. On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or

18

Management of the Fund

consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit. Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor. Selling and/or servicing agents include, for	example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

21

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

22

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

23

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

24

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips”

in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

25

Buying, Selling and Exchanging Shares

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

26

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those

27

Buying, Selling and Exchanging Shares

services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

28

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

29

Buying, Selling and Exchanging Shares

The rules described below for making exchanges apply to systematic exchanges.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

30

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

31

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

32

Financi al Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Small Cap Growth Fund II – Class Z Shares(a)

	Year Ended March 31, 2007		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$18.06		$15.40		$15.35		$10.14		$15.07
Income from Investment Operations
Net Investment Loss(c)	(0.08)		(0.10)		(0.11)		(0.10)		(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(0.23	)(d)	4.64		0.16		5.31		(4.86)
Total from Investment Operations	(0.31)		4.54		0.05		5.21		(4.93)
Less Distributions Declared to Shareholders
From Net Realized Gains	(3.45)		(1.88)		—		—		—
Net Asset Value, End of Period	$14.30		$18.06		$15.40		$15.35		$10.14
Total Return(e)(f)	0.33%		31.26%		0.33%		51.38%		(32.71)%
Ratios to Average Net Assets/Supplemental Data
Net Operating Expenses	0.98	%(g)	0.99%		1.07%		1.13	%(h)	1.15%
Interest Expense	—		—		—		—	%(i)	—	%(i)
Net Expenses	0.98	%(g)	0.99%		1.07%		1.13	%(h)	1.15%
Net Investment Income (Loss)	(0.56	)%(g)	(0.59)%		(0.73)%		(0.75)%		(0.61)%
Waiver/Reimbursement	0.03%		0.07	%(j)	0.08	%(j)	0.12	%(j)	0.08%
Portfolio Turnover Rate	—		—		—		40	%(k)	44%
Net Assets, End of Period (000’s)	$378,164		$308,930		$360,975		$509,419		$410,198

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expense of the Columbia Small Cap Growth Master Portfolio.

(b)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)

The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the year due to the timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Master Portfolio.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	The benefits derived from custody credits had an impact of less than 0.01%.

(h)	The reimbursement from the Advisor had an impact of 0.02%.

(i)	Rounds to less than 0.01%.

(j)

Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been 0.01%, 0.05% and 0.09% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(k)	Amount represents results prior to conversion to a master-feeder structure on November 1, 2003.

33

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Small Cap Growth Fund II – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.02%	3.98%	$10,398.00	$104.03
2	10.25%	1.02%	8.12%	$10,811.84	$108.17
3	15.76%	1.02%	12.42%	$11,242.15	$112.48
4	21.55%	1.02%	16.90%	$11,689.59	$116.95
5	27.63%	1.02%	21.55%	$12,154.83	$121.61
6	34.01%	1.02%	26.39%	$12,638.60	$126.45
7	40.71%	1.02%	31.42%	$13,141.61	$131.48
8	47.75%	1.02%	36.65%	$13,664.65	$136.71
9	55.13%	1.02%	42.09%	$14,208.50	$142.15
10	62.89%	1.02%	47.74%	$14,774.00	$147.81
Total Gain After Fees and Expenses				$4,774.00
Total Annual Fees and Expenses Paid					$1,247.84

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

34

Columbia Small Cap Growth Fund II

For More Information

You’ll find more information about Columbia Small Cap Growth Fund II and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Small Cap Growth Fund II

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132338-0807

Columbia Funds Class A, Class B and Class C Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia Large Cap Core Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Large Cap Core Fund (the Fund), which is one of the feeder funds in the Columbia Funds family of mutual funds (Columbia Funds) that invests all of its assets in another fund, Columbia Large Cap Core Master Portfolio (the Master Portfolio). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions. Throughout this prospectus, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a summary of the Fund’s various share classes offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals ™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions ™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Master Portfolio’s investment advisor (the Advisor) and the Fund’s and the Master Portfolio’s administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Large Cap Core Fund

FUNDimensions™
Columbia Large Cap Core Fund
Investment Objective:	Long-term capital appreciation
Investment Style:	Large Blend
Benchmark:	S&P 500® Index(a)
Ticker Symbols:	Class A: NSGAX Class B: NSIBX Class C: NSGCX
Principal Risks:

Investing in other funds risk

Investment strategy risk

Market risk

Growth securities risk

Value securities risk

Foreign securities risk

Convertible securities risk

Technology sector risk

Derivatives risk

Frequent trading risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals™

Feeder Funds

Feeder funds do not have their own investment advisor. Feeder funds typically invest all of their assets in another fund, which is called a “master portfolio.” More than one feeder fund may invest in a master portfolio. Each feeder fund may have different share prices and returns than the other feeder funds because different feeder funds may have varying sales charges and ongoing administrative and other expenses.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

  Investment Objective

The Fund seeks long-term capital appreciation.

  Principal Investment Strategies

The Fund invests all or substantially all of its assets in the Master Portfolio. The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio invests at least 80% of net assets in securities of companies that have market capitalizations in the range of the companies in the Standard & Poor’s (S&P) 500® Index at the time of purchase (between $1.6 billion and $472.5 billion as of June 30, 2007). The Master Portfolio may invest up to 20% of total assets in foreign securities. The Master Portfolio normally invests in common stocks, preferred stocks and convertible securities like warrants and rights. The Master Portfolio also may invest in exchange-traded funds.

The Advisor combines fundamental and quantitative analysis with risk management to identify investment opportunities in constructing the Master Portfolio’s portfolio. The Advisor considers, among other factors:

■	overall economic and market conditions.

■

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Advisor may sell a security when its price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Master Portfolio’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Large Cap Core Fund

The Master Portfolio’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Master Portfolio to incur higher transaction costs (which may adversely affect the Master Portfolio’s performance) and may increase taxable distributions for shareholders.

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

FUNDamentals™

Convertible Securities

Convertible securities, which include convertible bonds and convertible preferred stocks, can be exchanged for common stock at a specified rate. The common stock it converts to is called the “underlying” common stock.

Convertible securities typically:

■  have higher income potential than the underlying common stock,

■  are affected less by changes in the stock market than the underlying common stock, and

■  have the potential to change in value if the value of the underlying common stock changes.

  Principal Risks

■

Investing in Other Funds Risk – The performance of the underlying fund(s) in which the Fund invests could be adversely affected if other entities that invest in the same underlying fund(s) make relatively large investments or redemptions in the underlying fund(s). Because the expenses and costs of the underlying fund(s) are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Fund. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. In addition, the Advisor has the authority to change the underlying fund(s) in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. If an underlying fund pays fees to the Advisor or its affiliates, this could result in the Advisor having a potential conflict of interest in selecting the underlying fund(s) in which the Fund invests or in determining the percentage of the Fund's investments allocated to each underlying fund.

The Fund is subject indirectly to the following risks of the Master Portfolio:

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Master Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Master Portfolio’s shares to lose value or may cause the Master Portfolio to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Master Portfolio holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

6

Columbia Large Cap Core Fund

■

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master Portfolio may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Convertible Securities Risk – Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Master Portfolio may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Master Portfolio’s return.

■

Technology Sector Risk – Securities of companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Master Portfolio to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Master Portfolio’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Master Portfolio’s derivative positions at times

7

Columbia Large Cap Core Fund

when the Master Portfolio might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Master Portfolio may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Frequent Trading Risk – The Master Portfolio’s investment strategy may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Master Portfolio will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Master Portfolio’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Master Portfolio’s return.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

Conversion to Stand-Alone Fund

The Fund is currently a feeder fund that invests all of its assets in the Master Portfolio that, in turn, invests in individual portfolio securities. In June 2007, the Board of Trustees of Columbia Funds Series Trust took various actions designed to enable the Fund to operate as a stand-alone fund. Among other actions, the Board adopted/approved an advisory agreement with the Advisor for the Fund on the same terms as are described herein for the Master Portfolio, as well as a single integrated administration agreement combining the Fund-level administrative duties and fees with those at the Master Portfolio-level.

These actions will not result in any change in total fees or the investment objective and principal investment strategies as they are described in this prospectus. Nor will they result in a change in the principal risks of investing in the Fund, except that the “Investments in Other Funds” risk will no longer apply. After the conversion to a stand-alone structure, which is expected to occur in the third quarter of 2007, the Fund will invest directly in individual portfolio securities rather than indirectly through the Master Portfolio.

Shareholder approval is not required to implement these actions.

8

Columbia Large Cap Core Fund

  Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class A shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 8.31%

Best and Worst Quarterly Returns During this Period

Best:	2nd quarter 2003:	14.16%
Worst:	3rd quarter 2001:	-16.05%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Large Cap Core Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class A shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table also shows the average annual returns for the Fund’s Class B and Class C shares, but it does not show those classes’ after-tax returns, which will vary from those shown for the Fund’s Class A shares. The table compares the Fund’s returns for each period with those of the S&P 500® Index, an unmanaged index which tracks the performance of 500 widely held large-capitalization U.S. Stocks. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	Life of Fund(a)
Class A shares returns before taxes	8.78%	2.77%	0.41%
Class A shares returns after taxes on distributions	8.68%	2.63%	0.30%
Class A shares returns after taxes on distributions and sale of Fund shares	5.84%	2.31%	0.30%
Class B shares returns before taxes	9.49%	2.81%	0.53%
Class C shares returns before taxes	13.49%	3.16%	0.12%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.79%	6.19%	2.52%

(a)

The Fund’s average annual returns shown in the table above reflect applicable sales charges. The inception date of the Fund’s Class A, Class B and Class C shares is August 2, 1999. The return for the index shown is from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

10

Columbia Large Cap Core Fund

  Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class A, Class B and Class C shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■  shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■  annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■  management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■  distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors, including affiliates of Bank of America. See Choosing a Share Class – Distribution and Service Fees for more information.

■  other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

11

Columbia Large Cap Core Fund

Shareholder Fees (paid directly from your investment)

	Class A Shares		Class B Shares		Class C Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	5.75%		N/A		N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	1.00%	(a)	5.00%	(b)	1.00%	(c)

Annual Fund Operating Expenses (deducted from the Fund’s assets)(d)

	Class A Shares	Class B Shares	Class C Shares
Management fees(e)	0.71%	0.71%	0.71%
Distribution and service fees	0.25%	1.00%	1.00%
Other expenses(f)(g)	0.12%	0.12%	0.12%
Acquired fund fees and expenses	—	—	—
Total annual Fund operating expenses	1.08%	1.83%	1.83%

(a)

This charge applies to investors who buy $1 million or more of Class A shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(b)	This charge decreases over time. See Choosing a Share Class – Sales Charges and Commissions for details.

(c)

This charge applies to investors who buy Class C shares and redeem them within one year of purchase, with certain limited exceptions. See Choosing a Share Class – Sales Charges and Commissions for details.

(d)

These fees and expenses and the example below include the Fund’s portion of the fees and expenses deducted from the assets of the Master Portfolio. Remember that the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

(e)

The Fund pays investment advisory fees of 0.54% and an administration fee of 0.17%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.60% for assets up to $500 million; 0.55% for assets in excess of $500 million and up to $1 billion; 0.50% for assets in excess of $1 billion and up to $1.5 billion; 0.45% for assets in excess of $1.5 billion and up to $3 billion; 0.43% for assets in excess of $3 billion and up to $6 billion; and 0.41% for assets in excess of $6 billion

(f)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(g)

The Transfer Agent has voluntarily agreed to waive a portion of its fees (which are included in other expenses), for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) will not exceed 0.02% annually. The Transfer Agent, at its discretion, may revise or discontinue this arrangement at any time.

12

Columbia Large Cap Core Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class A, Class B or Class C shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year,

■	your Class B shares convert to Class A shares after you’ve owned them for eight years, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$679	$899	$1,136	$1,816
Class B Shares
Assuming no redemption	$186	$576	$990	$1,951
Assuming complete redemption of shares at the end of the period	$686	$876	$1,190	$1,951
Class C Shares
Assuming no redemption	$186	$576	$990	$2,148
Assuming complete redemption of shares at the end of the period	$286	$576	$990	$2,148

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Large Cap Core Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website,

www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Master Portfolio generally buys securities for capital appreciation, investment income or both. However, the Master Portfolio may sell securities regardless of how long they’ve been held. You’ll find the Master Portfolio’s historical portfolio turnover rates in the Master Portfolio’s annual report to shareholders for the fiscal year ended March 31, 2007.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

The Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Accordingly, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus. The Advisor earns its fee as the investment advisor to the Master Portfolio.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Master Portfolio, determining what securities and other investments the Master Portfolio should buy or sell and executing the Master Portfolio’s portfolio transactions. Although the Advisor is responsible for the investment management of the Master Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Master Portfolio’s investments.

The Master Portfolio pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Master Portfolio and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.54% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Master Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Master Portfolio change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

15

Management of the Fund

Portfolio Managers

The Advisor’s Core Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Master Portfolio. Remember that the Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Information about the portfolio managers on the Core Strategies Team that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

George Maris

Service with the Fund (co-manager) since December 2004

Investment management experience since 1998

Columbia Management Portfolio Manager since 2004; Putnam Investments – Portfolio Manager (2000-2004).

Colin Moore

Service with the Fund (co-manager) since July 2004

Columbia Management Portfolio Manager since 2002; Putnam Investments – Portfolio Manager (2000-2001).

Peter Santoro

Service with the Fund (co-manager) since July 2004

Investment management experience since 1998

Columbia Management Portfolio Manager since 2003; Rockefeller & Company – Portfolio Manager (2000-2003).

Craig Leopold, CFA

Service with the Fund (co-manager) since July 2004

Investment management experience since 1997

Columbia Management Portfolio Manager since 2003; Rockefeller & Company – Portfolio Manager (2000-2003).

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Average Daily Net Assets

Columbia Large Cap Core Fund	0.17%	*

*	This amount represents the combined administration fee paid by the Fund and the Master Portfolio.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;

■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and
■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

18

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

Choosing a Share Class

Comparison of the Share Classes

Share Class Features

The Fund offers three classes of shares in this prospectus: Class A, Class B and Class C shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class A, Class B and Class C shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

	Class A Shares	Class B Shares	Class C Shares
Eligible Investors and Minimum Initial Investments(a)	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.	Minimum initial investments range from $0 to $2,500; the share class is available to the general public for investment.
Investment Limits	none	up to $50,000 (based on aggregate account value)(b)	up to $1,000,000
Conversion Features	none	convert to Class A shares eight years after purchase	none
Front-End Sales Charges(c)	5.75% maximum, declining to 0.00% on investments of $1 million or more	none	none
Contingent Deferred Sales Charges (CDSCs)(c)	none, except a 1.00% CDSC applies to certain investments of between $1 million and $50 million sold within one year of purchase	5.00% maximum, gradually declining to 0.00% after six years	1.00% on investments sold within one year of purchase
Distribution and Service Fees	0.25% combined distribution and service fee	0.75% distribution fee 0.25% service fee	0.75% distribution fee 0.25% service fee

(a)	See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for more details on the eligible investors and investment minimums of these share classes.

(b)

If you hold Class B shares of the Fund and your account has a value of less than $50,000, you may purchase additional shares of the Fund in amounts that increase your account value up to a maximum of $50,000. The value of your account, for this purpose, includes the value of all eligible accounts held by you and your “immediate family.” See the discussion about account value aggregation and eligible accounts in Choosing a Share Class – Reductions/Waivers of Sales Charges for more information. If you have reached the $50,000 limit, any additional amounts you invest in Class B shares of the Fund will be invested in Class A shares of the Fund, without regard to the normal minimum investment amount for Class A shares. Such investments will, however, be subject to a front-end sales charge that generally applies to Class A shares.

(c)	See Choosing a Share Class – Reductions/Waivers of Sales Charges for information about certain exceptions to these sales charges.

FUNDamentals™
Selling and/or Servicing Agents The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor.	Selling and/or servicing agents include, for example, brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

Choosing a Share Class

Sales Charges and Commissions

Sales charges, commissions and distribution and service fees (discussed in a separate sub-section below) compensate selling and/or servicing agents, and typically your financial advisor, for selling shares to you and for maintaining and servicing the shares held in your account. These charges, commissions and fees are intended to provide incentives for selling and/or servicing agents to provide these services.

Class A Shares – Front-End Sales Charge

You’ll pay a front-end sales charge when you buy Class A shares unless you qualify for a waiver of the sales charge or you buy the shares through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for more information.

FUNDamentals™

Front-End Sales Charge Calculation

The table below presents the front-end sales charge as a percentage of both the offering price and the net amount invested.

■  The offering price per share is the net asset value per share plus any front-end sales charge that applies.

■  The net asset value (or NAV) per share is the price of a share calculated by the Fund every business day.

The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares.

To determine the front-end sales charge you will pay when you buy your shares, the Fund will add the amount of your investment to the value of your account and base the sales charge on the aggregate amount. This approach is designed to assure that you pay the lowest applicable sales charge possible. See Choosing a Share Class – Reductions/Waivers of Sales Charges for a discussion of account value aggregation.

The front-end sales charge you’ll pay on Class A shares:

■	depends on the amount you’re investing (generally, the larger the investment, the smaller the percentage sales charge), and

■	is based on the total amount of your purchase and the value of your account.

Class A Shares – Front-End Sales Charge – Breakpoint Schedule

Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling and/or servicing agents as a % of the offering price
$0 – $49,999	5.75%	6.10%	5.00%
$50,000 – $99,999	4.50%	4.71%	3.75%
$100,000 – $249,999	3.50%	3.63%	2.75%
$250,000 – $499,999	2.50%	2.56%	2.00%
$500,000 – $999,999	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	1.00	%(c)(d)

(a)	Purchase amounts and account values are aggregated among all Columbia Funds for purposes of this table.

(b)

Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

(c)

1.00% on purchases from $1 million up to $3 million, 0.50% on purchases of $3 million up to $50 million and 0.25% on amounts of $50 million or more. The Distributor pays selling and/or servicing agents on investments of $1 million or more, but may be reimbursed if a CDSC is deducted when the shares are sold.

(d)

For certain group retirement plans, selling and/or servicing agents are eligible to receive a 1.00% commission from the Distributor on all purchases up to $3 million, including those in amounts of less than $1 million that are coded as commission eligible trades.

21

Choosing a Share Class

Class A Shares – CDSC and Commissions

In some cases, you’ll pay a CDSC if you sell Class A shares that you bought without an initial sales charge.

■

If you bought Class A shares without an initial sales charge because your accounts aggregated $1 million to $50 million at the time of purchase, you will incur a 1.00% CDSC if you redeem those shares within one year of buying them.

■

Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within one year of buying them.

The CDSC on Class A shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower, and

■	will not be applied to any shares you receive through reinvested distributions.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. When you place an order to sell your Class A shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest. The CDSC on Class A shares does not apply to retirement plans buying through a fee-based program.

The Distributor may pay your selling and/or servicing agent an up-front commission of up to 5.75% of the offering price per share when you buy Class A shares. The Distributor funds the commission through the applicable sales charge.

The Distributor may also pay your selling and/or servicing agent a cumulative commission when you buy $1 million or more of Class A shares, according to the following schedule:

Class A Shares – Commission Schedule

Purchase Amount	Commission Level (as a % of net asset value per share)
$1 million – $2,999,999	1.00%
$3 million – $49,999,999	0.50%
$50 million or more	0.25%

Class B and Class C Shares – Sales Charges

You don’t pay a front-end sales charge when you buy Class B or Class C shares, but you may pay a CDSC when you sell Class B or Class C shares.

The CDSC on Class B and Class C shares:

■	is applied to the net asset value at the time of your purchase or sale, whichever is lower,

■	will not be applied to any shares you receive through reinvested distributions, and

■	generally declines each year until there is no sales charge for selling shares.

For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which your purchase was made. When you place an order to sell your Class B or Class C shares, the Fund will first redeem any shares that aren’t subject to a CDSC followed by those you have held the longest.

Class B Shares – CDSC and Commissions

You’ll pay a CDSC when you sell Class B shares unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details. The CDSC you pay on Class B shares depends on how long you’ve held your shares:

Class B Shares – CDSC Schedule

Number of Years Class B Shares Held	Applicable CDSC
One	5.00%
Two	4.00%
Three	3.00%
Four	3.00%
Five	2.00%
Six	1.00%
Seven	none
Eight	none
Nine	Class A Shares

22

Choosing a Share Class

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 4.00% of the net asset value per share when you buy Class B shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

Class B shares automatically convert to Class A shares after you’ve owned them for eight years. This conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase your total returns from an investment in the Fund.

The following rules apply to the conversion of Class B shares to Class A shares:

■	Class B shares are converted on or about the 15th day of the month that next occurs after they become eligible for conversion.

■	Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

■	You’ll receive the same dollar value of Class A shares as the Class B shares that were converted.

■	Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

■	No sales charge or other charges apply, and conversions are free from federal income tax.

Class C Shares – CDSC and Commissions

You’ll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them unless you qualify for a waiver of the CDSC or the shares you’re selling were bought through reinvested distributions. See Choosing a Share Class – Reductions/Waivers of Sales Charges for details.

The Distributor pays an up-front commission directly to your selling and/or servicing agent of up to 1.00% of the net asset value per share when you buy Class C shares. The Distributor seeks to recover this commission through distribution fees it receives under the Fund’s distribution plan and any applicable CDSC applied when you sell your shares. See Choosing a Share Class – Distribution and Service Fees for details.

23

Choosing a Share Class

Reductions/Waivers of Sales Charges

Front-End Sales Charge Reductions

There are two ways in which you may be able to reduce the front-end sales charge that you may pay when you buy Class A shares of the Fund. These types of sales charge reductions are also referred to as breakpoint discounts.

First, through the right of accumulation, you may combine the value of eligible accounts (regardless of class) maintained by you and your immediate family to reach a breakpoint discount level and apply a lower sales charge to your purchase. To calculate the combined value of your accounts, the Fund will use the current public offering price per share.

Second, by making a statement of intent to purchase additional shares, you may pay a lower sales charge on all purchases of Class A shares made within 13 months of the date of your statement of intent. Your statement of intent must state the aggregate amount of purchases you intend to make in that 13-month period, which must be at least $50,000. If you do not complete the purchases described in your statement of intent within 13 months, you will be charged the applicable sales charge on the amount you have invested to that date. To calculate the total value of the purchases you’ve made under a statement of intent, the Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account.

To obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. It is the responsibility of you and your financial advisor to ensure that you receive discounts for which you are eligible; the Fund is not responsible for a financial advisor’s failure to apply the eligible discount to your account. You may be asked by your financial advisor for account statements or other records to verify your discount eligibility, including, when applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family.

FUNDamental™

Your “Immediate Family” and
Account Value Aggregation

For purposes of reaching the Class B shares investment limits described in Choosing a Share Class – Comparison of the Share Classes and obtaining a Class A shares breakpoint discount, the value of your account will be deemed to include the value of all eligible accounts that are held by your “immediate family,” which includes your spouse (or legal equivalent under state law), parent, step-parent, legal guardian, child, step-child, father-in-law and mother-in-law. Remember that in order to obtain a breakpoint discount, you must notify your financial advisor in writing at the time you buy your shares of each eligible account maintained by you and/or your immediate family. Group plan accounts are valued at the plan level.

Eligible Accounts

The types of accounts that are eligible for the account value aggregation purposes described above are:

■	individual accounts,

■	joint accounts,

■	certain IRA accounts,

■	certain health savings accounts,

■	certain trust accounts, and

■	Uniform Gifts to Minors Act (UGMA)/Uniform Transfers to Minors Act (UTMA) accounts.

Eligible accounts include those registered in the name of the broker/dealer or other financial intermediary through which you own shares of the Columbia Funds.

Eligible accounts do not include Class R or Class Z share accounts or accounts holding institutional share classes of the Columbia Money Market Funds (Capital Class shares, Liquidity Class shares, Adviser Class shares, Investor Class shares, Trust Class shares, Institutional Class shares and Marsico shares). Certain share classes are not offered by this prospectus.

24

Choosing a Share Class

Front-End Sales Charge Waivers

Certain investors may buy Class A shares of the Fund at net asset value, which excludes any front-end sales charge that would otherwise apply. These investors include affiliates of the Fund, broker/dealers, investors in wrap fee programs, investors through fee-based advisors, certain retirement plans, certain health savings accounts, and certain shareholders of funds that were reorganized into Columbia Funds, investors using the proceeds of sales of Fund shares or of certain Bank of America trust or similar accounts, as well as insurance company separate accounts purchasing for the benefit of group retirement plans. Restrictions may apply to certain accounts and certain transactions.

CDSC Waivers

You may be able to avoid an otherwise applicable CDSC when you sell Class A, Class B or Class C shares of the Fund. This could happen because of the way in which you originally invested in the Fund, because of your relationship with the Columbia Funds or for other reasons.

Generally, a CDSC that would otherwise be applied may be waived for certain sales, including sales made under the Systematic Withdrawal Plan or in connection with the death or post-purchase disability of a shareholder; certain medical expenses; charitable gifts; involuntary sales; and agreements by selling and/or servicing agents to waive or return their commissions. Restrictions may apply to certain accounts and certain transactions.

The Fund may change or cancel these terms at any time. Any change or cancellation applies only to future purchases.

For more information about the sales charge reductions and waivers described here, consult the SAI.

25

Choosing a Share Class

Distribution and Service Fees

Pursuant to Rule 12b-1 under the 1940 Act, the Board has approved, and the Fund has adopted, distribution and shareholder servicing plans which set the distribution and service fees that are periodically deducted from the Fund’s assets. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.

The table below shows the maximum annual distribution and service fees (as an annual % of average daily net assets) and the combined amount of such fees applicable to each share class:

Distribution and Service Fees

	Distribution Fee		Service Fee		Combined Total
Class A	—	(a)	—	(a)	0.25%	(a)
Class B	0.75%		0.25%		1.00%
Class C	0.75%		0.25%		1.00%

(a)	The Fund’s Class A shares pay a combined distribution and service fee pursuant to the Fund’s combined distribution and shareholder servicing plan for Class A shares.

The Fund will pay these fees to the Distributor and/or to eligible selling and/or servicing agents for as long as the distribution and/or shareholder servicing plans continue. The Fund may reduce or discontinue payments at any time. Your selling and/or servicing agent may also charge you other fees for providing services to your account, which may be different from those described here.

26

Choosing a Share Class

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing. These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

27

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

28

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamental™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

29

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders holding their shares through broker/dealer networked

30

Buying, Selling and Exchanging Shares

accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact

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Buying, Selling and Exchanging Shares

the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

32

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Eligible Investors

Class A, Class B and Class C shares are available to the general public for investment. Once you have opened an account, you can buy Class A, Class B and Class C shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer.

Minimum Initial Investments

The minimum initial investment for Class A, Class B and Class C shares is $2,500 for regular accounts and $1,000 for individual retirement plans (including traditional IRAs, Roth IRAs and Coverdell Education Savings Accounts) and non-omnibus group retirement plans. For investors establishing a Systematic Investment Plan, the minimum initial investment is $50. There is no minimum initial investment for Class A, Class B or Class C shares bought through omnibus accounts, wrap accounts or health savings accounts, although your selling and/or servicing agent may impose its own investment minimum. For group retirement plans, the minimum initial investment and minimum additional investment are determined based on the plan’s investment rather than that of its individual participants.

Minimum Additional Investments

There is no minimum additional investment for Class A, Class B or Class C shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class A, Class B or Class C shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class A, Class B or Class C shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

Buying, Selling and Exchanging Shares

■	You generally buy Class A shares at the public offering price per share because purchases of Class A shares are generally subject to a front-end sales charge.

■	You buy Class B and Class C shares at net asset value per share because no front-end sales charge applies to purchases of these share classes.

■	The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment

33

Buying, Selling and Exchanging Shares

received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class A, Class B or Class C shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class A, Class B or Class C shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class A, Class B and/or Class C shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You won’t pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, Columbia Funds will deduct any applicable CDSC from the withdrawals before sending the balance to you. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

34

Buying, Selling and Exchanging Shares

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class A, Class B and/or Class C shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

Class Z Shares Exchange Privilege

Certain shareholders invested in a class other than Class Z may become eligible to be invested in Class Z shares. Upon a determination of such eligibility, any such shares owned by these shareholders will be eligible to be exchanged for Class Z shares. No sales charges or other charges will apply to any such exchange. Investors should contact their selling and/or servicing agents to learn more about the details of this process.

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

■

If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange of those shares. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC imposed at that time will be based on the period that begins when you bought shares of the original Columbia Fund and ends when you sell the shares of the Columbia Fund you received from the exchange. The applicable CDSC will be the CDSC of the original Columbia Fund.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

35

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

36

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

37

Financial Highlights

The financial highlights tables are designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Large Cap Core Fund – Class A Shares(a)

	Year Ended March 31, 2007		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$13.35		$12.00		$11.55		$8.76		$12.31
Income from Investment Operations
Net Investment Income (Loss)(c)	0.14		0.11		0.10		0.03		0.04
Net Realized and Unrealized Gain (Loss) on Investments	1.46		1.35		0.45	(d)	2.79		(3.56)
Net Increase (Decrease) in Net Asset Value from Operations	1.60		1.46		0.55		2.82		(3.52)
Less Distributions Declared to Shareholders
From Net Investment Income	(0.09)		(0.11)		(0.10)		(0.03)		(0.03)
Net Asset Value, End of Period	$14.86		$13.35		$12.00		$11.55		$8.76
Total Return(e)	12.00%		12.19	%(f)	4.71	%(f)(g)	32.21	%(f)	(28.61%)
Ratios to Average Net Assets/ Supplemental Data
Net Operating Expenses	1.05	%(h)	1.03%		1.12	%(j)	1.18	%(j)	1.19%
Interest Expense	—	%(k)	—		—	%(k)	—		—
Net Expenses	1.05	%(h)	1.03%		1.12	%(j)	1.18	%(j)	1.19%
Waiver/Reimbursement	—		0.06	%(i)	0.03	%(i)	0.03	%(i)	—
Net Investment Income (Loss)	0.98	%(h)	0.86%		0.89%		0.27%		0.44%
Portfolio Turnover Rate	—		—		—		—		15	%(l)
Net Assets, End of Period (000’s)	$194,203		$201,359		$213,513		$245,616		$213,691

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.

(b)	On August 22, 2005, the Fund’s Investor A shares were renamed Class A shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)

The effect of the Advisor’s reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was less than $0.01.

(e)	Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(f)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Without the effect from the Advisor’s reimbursement for the Fund exceeding certain investment restrictions, total return would have been 4.70%.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)

Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.01% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(j)	The reimbursement from the Advisor had an impact of less than 0.01%.

(k)	Rounds to less than 0.01%.

(l)	Amount represents results prior to conversion to a master-feeder structure on May 13, 2002.

38

Financial Highlights

Columbia Large Cap Core Fund – Class B Shares(a)

	Year Ended March 31, 2007		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$12.95		$11.65		$11.21		$8.54		$12.07
Income from Investment Operations
Net Investment Income (Loss)(c)	0.03		0.01		0.02		(0.05)		(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	1.41		1.31		0.42	(d)	2.72		(3.50)
Net Increase (Decrease) in Net Asset Value from Operations	1.44		1.32		0.44		2.67		(3.53)
Less Distributions Declared to Shareholders
From Net Investment Income	—		(0.02)		—	(e)	—		—	(e)
Net Asset Value, End of Period	$14.39		$12.95		$11.65		$11.21		$8.54
Total Return(f)	11.12%		11.33	%(g)	3.93	%(g)(h)	31.26	%(g)	(29.23%)
Ratios to Average Net Assets/ Supplemental Data
Net Operating Expenses	1.80	%(i)	1.78%		1.87	%(k)	1.93	%(k)	1.94%
Interest Expense	—	(l)	—		—	%(l)	—		—
Net Expenses	1.80	%(i)	1.78%		1.87	%(k)	1.93	%(k)	1.94%
Waiver/Reimbursement	—		0.06	%(j)	0.03	%(j)	0.03	%(j)	—
Net Investment Income (Loss)	0.21	%(i)	0.11%		0.14%		(0.48%)		(0.31%)
Portfolio Turnover Rate	—		—		—		—		15	%(m)
Net Assets, End of Period (000’s)	$25,523		$31,542		$37,140		$44,571		$38,972

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.

(b)	On August 22, 2005, the Fund’s Investor B shares were renamed Class B shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)

The effect of the Advisor’s reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was less than $0.01.

(e)	Amount represents less than $0.01 per share.

(f)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(g)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(h)	Without the effect from the Advisor’s reimbursement for the Fund exceeding certain investment restrictions, total return would have been 3.92%.

(i)	The benefits derived from custody credits had an impact of less than 0.01%.

(j)

Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.01% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(k)	The reimbursement from the Advisor had an impact of less than 0.01%.

(l)	Rounds to less than 0.01%.

(m)	Amount represents results prior to conversion to a master-feeder structure on May 13, 2002.

39

Financial Highlights

Columbia Large Cap Core Fund – Class C Shares(a)

	Year Ended March 31, 2007		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$12.94		$11.64		$11.21		$8.54		$12.08
Income from Investment Operations
Net Investment Income (Loss)(c)	0.03		0.01		0.02		(0.05)		(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	1.42		1.31		0.42	(d)	2.72		(3.51)
Net Increase (Decrease) in Net Asset Value from Operations	1.45		1.32		0.44		2.67		(3.54)
Less Distributions Declared to Shareholders
From Net Investment Income	—		(0.02)		(0.01)		—		—
Net Asset Value, End of Period	$14.39		$12.94		$11.64		$11.21		$8.54
Total Return(e)	11.21%		11.34	%(f)	3.91	%(f)(g)	31.26	%(f)	(29.30%)
Ratios to Average Net Assets/ Supplemental Data
Net Operating Expenses	1.80	%(h)	1.78%		1.87	%(j)	1.93	%(j)	1.94%
Interest Expense	—	%(k)	—		—	%(k)	—		—
Net Expenses	1.80	%(h)	1.78%		1.87	%(j)	1.93	%(j)	1.94%
Waiver/Reimbursement	—		0.06	%(i)	0.03	%(i)	0.03	%(i)	—
Net Investment Income (Loss)	0.21	%(h)	0.11%		0.14%		(0.48%)		(0.31%)
Portfolio Turnover Rate	—		—		—		—		15	%(l)
Net Assets, End of Period (000’s)	$11,413		$14,026		$14,899		$16,702		$12,857

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.

(b)	On August 22, 2005, the Fund’s Investor C shares were renamed Class C shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)

The effect of the Advisor’s reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was less than $0.01.

(e)	Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.

(f)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Without the effect from the Advisor’s reimbursement for the Fund exceeding certain investment restrictions, total return would have been 3.92%.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)

Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been -%, 0.01% and -% for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(j)	The reimbursement from the Advisor had an impact of less than 0.01%.

(k)	Rounds to less than 0.01%.

(l)	Amount represents results prior to conversion to a master-feeder structure on May 13, 2002.

40

Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each share class of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The charts also assume that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the charts and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The charts shown below reflect the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Large Cap Core Fund – Class A Shares

Maximum Initial Sales Charge 5.75%		Initial Hypothetical Investment Amount $10,000.00			Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses		Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.08%	-2.06%	(b)	$9,794.46	$678.79
2	10.25%	1.08%	1.78%		$10,178.40	$107.85
3	15.76%	1.08%	5.77%		$10,577.40	$112.08
4	21.55%	1.08%	9.92%		$10,992.03	$116.47
5	27.63%	1.08%	14.23%		$11,422.92	$121.04
6	34.01%	1.08%	18.71%		$11,870.70	$125.79
7	40.71%	1.08%	23.36%		$12,336.03	$130.72
8	47.75%	1.08%	28.20%		$12,819.60	$135.84
9	55.13%	1.08%	33.22%		$13,322.13	$141.17
10	62.89%	1.08%	38.44%		$13,844.36	$146.70
Total Gain After Fees and Expenses					$3,844.36
Total Annual Fees and Expenses Paid						$1,816.45

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

(b)	Reflects deduction of the maximum initial sales charge.

41

Hypothetical Fees and Expenses

Columbia Large Cap Core Fund – Class B Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.83%	3.17%	$10,317.00	$185.90
2	10.25%	1.83%	6.44%	$10,644.05	$191.79
3	15.76%	1.83%	9.81%	$10,981.47	$197.87
4	21.55%	1.83%	13.30%	$11,329.58	$204.15
5	27.63%	1.83%	16.89%	$11,688.73	$210.62
6	34.01%	1.83%	20.59%	$12,059.26	$217.29
7	40.71%	1.83%	24.42%	$12,441.54	$224.18
8	47.75%	1.83%	28.36%	$12,835.93	$231.29
9	55.13%	1.08%	33.39%	$13,339.10	$141.35
10	62.89%	1.08%	38.62%	$13,861.99	$146.89
Total Gain After Fees and Expenses				$3,861.99
Total Annual Fees and Expenses Paid					$1,951.33

Columbia Large Cap Core Fund – Class C Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	1.83%	3.17%	$10,317.00	$185.90
2	10.25%	1.83%	6.44%	$10,644.05	$191.79
3	15.76%	1.83%	9.81%	$10,981.47	$197.87
4	21.55%	1.83%	13.30%	$11,329.58	$204.15
5	27.63%	1.83%	16.89%	$11,688.73	$210.62
6	34.01%	1.83%	20.59%	$12,059.26	$217.29
7	40.71%	1.83%	24.42%	$12,441.54	$224.18
8	47.75%	1.83%	28.36%	$12,835.93	$231.29
9	55.13%	1.83%	32.43%	$13,242.83	$238.62
10	62.89%	1.83%	36.63%	$13,662.63	$246.18
Total Gain After Fees and Expenses				$3,662.63
Total Annual Fees and Expenses Paid					$2,147.89

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

42

Columbia Large Cap Core Fund

For More Information

You’ll find more information about Columbia Large Cap Core Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Large Cap Core Fund

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132434-0807

Columbia Funds Class Z Shares

Prospectus

Advised by Columbia Management Advisors, LLC	August 1, 2007 Columbia Large Cap Core Fund

NOT FDIC-INSURED	NOT BANK ISSUED	The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
NOT BANK GUARANTEED	MAY LOSE VALUE

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by, Bank of America, N.A. or any of its affiliates. Fund shares are NOT issued, insured or guaranteed by the U.S. Government, the FDIC or any other government agency.

Bank of America Corporation (Bank of America) and its affiliates are paid for the services they provide to the Fund and may be compensated or incented in connection with the sale of Fund shares. The Fund may be used as an investment option for various products and services offered by Bank of America that may raise economic and other conflicts of interest, which are discussed in this prospectus.

AN INVESTMENT IN THE FUND INVOLVES CERTAIN RISKS, INCLUDING LOSS OF PRINCIPAL.

2

Prospectus Primer

This prospectus tells you about Columbia Large Cap Core Fund (the Fund), which is one of the feeder funds in the Columbia Funds family of mutual funds (Columbia Funds) that invests all of its assets in another fund, Columbia Large Cap Core Master Portfolio (the Master Portfolio). It is designed to provide you with important information about the Fund in a concise and easy to understand manner that is meant to help you make informed investment decisions. Throughout this prospectus, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

The prospectus first summarizes the key characteristics of the Fund, including:

■	investment objective,

■	principal investment strategies and risks,

■	year-by-year performance information,

■	fees and expenses, and

■	a description of the Fund’s additional investment strategies and policies.

This summary is followed by other important information, including:

■	a discussion of the Fund’s primary service providers, including the roles and relationships of Bank of America and its affiliates, and conflicts of interest, and
■	a description of the Fund’s Class Z shares offered by this prospectus.

Later sections of the prospectus talk about the details of investing in the Fund, including:

■	how to buy, sell and exchange shares of the Fund, and

■	how you will receive your investment proceeds.

The prospectus also includes:

■	information about how federal and certain other taxes may affect your investment,

■	highlights of the Fund’s financial information, and

■	hypothetical fee and expense data that show the costs associated with investing in the Fund.

We have included a number of features designed to facilitate your use of this prospectus, including:

■	“FUNDamentals™” sections that provide simple explanations of key terms and concepts, as well as some basics of mutual fund investing,

■	a “FUNDimensions™” section that is meant to give you a “snapshot” of the Fund’s main attributes, and

■	graphic icons which are defined in the guide below.

Icons Guide
Investment Objective
Principal Investment Strategies
Principal Risks
Performance Information
Fees and Expenses
Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

For More Information

You can contact Columbia Funds:

■	by mail at Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

■	by telephone at 800.345.6611.

■	by email at serviceinquiries@columbiamanagement.com or online at www.columbiafunds.com.

■	through your financial advisor, who can help you select from among the Columbia Funds to meet your investment needs.

You also can find more information about the Fund in the Statement of Additional Information (SAI), which includes more detailed information about the Fund’s investments, policies and management, among other things. Turn to the back cover to find out how you can get a copy.

The SEC provides a “Beginner’s Guide to Mutual Funds” which may be useful to some investors and is available online, free of charge, at www.sec.gov.

3

FUNDamentals™ and FUNDimensions™ are trademarks of Bank of America.

Columbia Management Group, LLC

The Fund is sponsored by Columbia Management Group, LLC (Columbia Management), which is the primary investment division of Bank of America. Columbia Management is located at 100 Federal Street, Boston, MA 02110.

Columbia Management Advisors, LLC is the Master Portfolio’s investment advisor (the Advisor) and the Fund’s and the Master Portfolio’s administrator (the Administrator). Columbia Management Distributors, Inc. is the Fund’s distributor (the Distributor). Columbia Management Services, Inc. is the Fund’s transfer agent (the Transfer Agent).

The Fund, like all mutual funds, is designed to be a part of a broad and diversified investment portfolio and is not intended to fulfill all of your investment needs.

You should consider the objectives, risks and expenses of the Fund and any other Columbia Fund carefully before investing.

4

Columbia Large Cap Core Fund

FUNDimensions™
Columbia Large Cap Core Fund
Investment Objective:	Long-term capital appreciation
Investment Style:	Large Blend
Benchmark:	S&P 500® Index(a)
Ticker Symbol:	Class Z: NSEPX
Principal Risks:

Investing in other funds risk

Investment strategy risk

Market risk

Growth securities risk

Value securities risk

Foreign securities risk

Convertible securities risk

Technology sector risk

Derivatives risk

Frequent trading risk

(a)

“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

FUNDamentals™

Feeder Funds

Feeder funds do not have their own investment advisor. Feeder funds typically invest all of their assets in another fund, which is called a “master portfolio.” More than one feeder fund may invest in a master portfolio. Each feeder fund may have different share prices and returns than the other feeder funds because different feeder funds may have varying sales charges and ongoing administrative and other expenses.

FUNDamentals™

Foreign Securities

Foreign securities include debt, equity or derivative securities which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.

  Investment Objective

The Fund seeks long-term capital appreciation.

  Principal Investment Strategies

The Fund invests all or substantially all of its assets in the Master Portfolio. The Master Portfolio has the same investment objective as the Fund.

Under normal circumstances, the Master Portfolio invests at least 80% of net assets in securities of companies that have market capitalizations in the range of the companies in the Standard & Poor’s (S&P) 500 Index® at the time of purchase (between $1.6 billion and $472.5 billion as of June 30, 2007). The Master Portfolio may invest up to 20% of total assets in foreign securities. The Master Portfolio normally invests in common stocks, preferred stocks and convertible securities like warrants and rights. The Master Portfolio also may invest in exchange-traded funds.

The Advisor combines fundamental and quantitative analysis with risk management to identify investment opportunities in constructing the Master Portfolio’s portfolio. The Advisor considers, among other factors:

■	overall economic and market conditions.

■

the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.

The Advisor may sell a security when its price reaches a target set by the Advisor; if the Advisor believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; or for other reasons.

The Master Portfolio’s policy regarding the 80% investment requirement of “net assets” (which includes net assets plus any borrowings for investment purposes) discussed above may be changed by the Board without shareholder approval as long as shareholders are given 60 days notice of the change.

5

Columbia Large Cap Core Fund

The Master Portfolio’s investment strategy may involve the frequent trading of portfolio securities. This may cause the Master Portfolio to incur higher transaction costs (which may adversely affect the Master Portfolio’s performance) and may increase taxable distributions for shareholders.

FUNDamentals™

Equity Funds

Equity funds invest primarily in equity securities of companies that have the potential to provide you with higher returns than many other kinds of investments, but they also tend to have higher risk.

Equity funds may be a suitable investment for you if you:

■  have longer-term investment goals,

■  maintain a diversified investment portfolio, and

■  are not looking for a regular stream of income.

FUNDamentals™

Convertible Securities

Convertible securities, which include convertible bonds and convertible preferred stocks, can be exchanged for common stock at a specified rate. The common stock it converts to is called the “underlying” common stock.

Convertible securities typically:

■  have higher income potential than the underlying common stock,

■  are affected less by changes in the stock market than the underlying common stock, and

■   have the potential to change in value if the value of the underlying common stock changes.

  Principal Risks

■

Investing in Other Funds Risk – The performance of the underlying fund(s) in which the Fund invests could be adversely affected if other entities that invest in the same underlying fund(s) make relatively large investments or redemptions in the underlying fund(s). Because the expenses and costs of the underlying fund(s) are shared by its investors, redemptions by other investors could result in decreased economies of scale and increased operating expenses for the Fund. These transactions might also result in higher brokerage, tax or other costs for the Fund. This risk may be particularly important when one investor owns a substantial portion of any underlying fund. In addition, the Advisor has the authority to change the underlying fund(s) in which the Fund invests or to change the percentage of the Fund’s investments allocated to each underlying fund. If an underlying fund pays fees to the Advisor or its affiliates, this could result in the Advisor having a potential conflict of interest in selecting the underlying fund(s) in which the Fund invests or in determining the percentage of the Fund's investments allocated to each underlying fund.

The Fund is subject indirectly to the following risks of the Master Portfolio:

■

Investment Strategy Risk – The Advisor uses the principal investment strategies and other investment strategies to seek to achieve the Master Portfolio’s investment objective. Investment decisions made by the Advisor in using these strategies may not produce the returns expected by the Advisor, may cause the Master Portfolio’s shares to lose value or may cause the Master Portfolio to underperform other funds with similar investment objectives.

■

Market Risk – Market risk refers to the possibility that the market values of securities that the Master Portfolio holds will rise or fall, sometimes rapidly or unpredictably. Security values may fall because of factors affecting individual companies, industries or sectors, or the markets as a whole, reducing the value of an investment in the Master Portfolio. Accordingly, an investment in the Master Portfolio could lose money over short or even long periods. The market values of the securities the Master Portfolio holds also can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, among other factors. In general, equity securities tend to have greater price volatility than debt securities.

■

Growth Securities Risk – Because growth securities typically trade at a higher multiple of earnings than other types of securities, the value of growth securities may be more sensitive to changes in current or expected earnings than the prices of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

6

Columbia Large Cap Core Fund

■

Value Securities Risk – Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the Advisor’s future value assessment of that security, or may decline. There is also a risk that it may take longer than expected for the value of these investments to rise to the believed value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

■

Foreign Securities Risk – Foreign securities are subject to special risks as compared to securities of U.S. issuers. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities denominated in foreign currencies, or in U.S. dollars, without a change in the intrinsic value of those securities. Foreign securities may be less liquid than domestic securities so that the Master Portfolio may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial fees and other fees are also generally higher for foreign securities. The Master Portfolio may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which could reduce the amount of income and capital gains available to distribute to shareholders. Other risks include possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies.

■

Convertible Securities Risk – Convertible securities are subject to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. Because the value of a convertible security can be influenced by both interest rates and market movements, a convertible security generally is not as sensitive to interest rates as a similar debt security, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company’s common stockholders but after holders of any senior debt obligations of the company. The Master Portfolio may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Master Portfolio’s return.

■

Technology Sector Risk – Securities of companies in the technology sector are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many technology companies have limited operating histories. Prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.

■

Derivatives Risk – Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index). Derivatives involve special risks and may result in losses. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Master Portfolio to lose more money than it would have lost had it invested in the underlying security. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility. The use of derivatives may also increase the amount of taxes payable by shareholders. Other risks arise from the Master Portfolio’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Master Portfolio’s derivative positions at times

7

Columbia Large Cap Core Fund

when the Master Portfolio might wish to terminate or sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Master Portfolio may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. For more information on the risks of derivative investment and strategies, see the SAI.

■

Frequent Trading Risk – The Master Portfolio’s investment strategy may involve the frequent trading of portfolio securities. Frequent trading of investments increases the possibility that the Master Portfolio will realize taxable capital gains (including short-term capital gains, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes), which could reduce the Master Portfolio’s after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Master Portfolio’s return.

These are summaries of the principal risks associated with the principal investment strategies of the Fund. Additional risks are associated with other permissible investments of the Fund that are described in the SAI together with further information about these principal risks. There is no assurance that the Fund will achieve its investment objective.

Conversion to Stand-Alone Fund

The Fund is currently a feeder fund that invests all of its assets in the Master Portfolio that, in turn, invests in individual portfolio securities. In June 2007, the Board of Trustees of Columbia Funds Series Trust took various actions designed to enable the Fund to operate as a stand-alone fund. Among other actions, the Board adopted/approved an advisory agreement with the Advisor for the Fund on the same terms as are described herein for the Master Portfolio, as well as a single integrated administration agreement combining the Fund-level administrative duties and fees with those at the Master Portfolio-level.

These actions will not result in any change in total fees or the investment objective and principal investment strategies as they are described in this prospectus. Nor will they result in a change in the principal risks of investing in the Fund, except that the “Investments in Other Funds” risk will no longer apply. After the conversion to a stand-alone structure, which is expected to occur in the third quarter of 2007, the Fund will invest directly in individual portfolio securities rather than indirectly through the Master Portfolio.

Shareholder approval is not required to implement these actions.

8

Columbia Large Cap Core Fund

   Performance Information

The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The Fund’s past performance (before or after taxes) is no guarantee of how the Fund will perform in the future.

Year by Year Total Return (%) as of December 31 Each Year*

The bar chart below shows you how the performance of the Fund’s Class Z shares has varied from year to year. These returns do not reflect deductions of sales charges, if any, paid by investors and would be lower if they did.

*	Year-to-date return as of June 30, 2007: 8.47%

Best and Worst Quarterly Returns During this Period

Best:	4th quarter 1999:	20.52%
Worst:	3rd quarter 2001:	-15.93%

FUNDamentals™

Fund Performance

Many factors can affect a mutual fund’s performance, including, for example:

■  management of fund holdings,

■  market conditions,

■  fund expenses, and

■  flows of investment dollars into and out of the fund.

The returns for the various share classes may vary based on differences in sales charges and expenses.

9

Columbia Large Cap Core Fund

Average Annual Total Return as of December 31, 2006

The table below shows the Fund’s Class Z shares’ average annual total returns (i) before taxes, (ii) after taxes on distributions and (iii) after taxes on distributions and sale of Fund shares. The table compares the Fund’s returns for each period with those of the S&P 500® Index, an unmanaged index which tracks the performance of 500 widely held large-capitalization U.S. stocks. The index is not available for investment, and does not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing.

	1 year	5 years	Life of Fund(a)
Class Z shares returns before taxes	15.71%	4.22%	5.52%
Class Z shares returns after taxes on distributions	15.53%	4.02%	5.34%
Class Z shares returns after taxes on distributions and sale of Fund shares	10.44%	3.54%	4.74%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.79%	6.19%	5.95%

(a)	The inception date of the Fund’s Class Z shares is October 2, 1998. The return for the index shown is from that date.

FUNDamentals™

After-Tax Returns

The after-tax returns shown in the table above are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes.

Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-deferred accounts such as 401(k) plans or IRAs.

10

Columbia Large Cap Core Fund

   Fees and Expenses

The fee table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Additional hypothetical fee and expense information relating to Class Z shares of the Fund can be found in Hypothetical Fees and Expenses.

FUNDamentals™

Fund Expenses

In general, there are two kinds of fund expenses:

■   shareholder expenses that you pay directly (e.g., sales charges and redemption fees), and

■   annual operating expenses that are paid by the Fund and deducted from the Fund’s assets.

Annual operating expenses include:

■   management fees, which are paid out of the Fund’s assets to the Advisor and the Administrator as compensation for managing and administering the Fund’s portfolio. See Management of the Fund – Primary Service Providers for more information.

■   distribution and service fees, which are paid out of the Fund’s assets to compensate the Distributor and selling and/or servicing agents for the services they provide to investors in certain of the Fund’s share classes, including affiliates of Bank of America.

■   other expenses, which generally include, but are not limited to, transfer agency, custody, audit and legal fees as well as costs related to registration of Fund shares for sale and the printing and mailing of Fund documents. The specific expenses that make up the Fund’s other expenses will vary from time to time and may include expenses not described above.

Total net annual operating expenses for any year are actual expenses paid by the Fund after any fee waivers or expense reimbursements, and are expressed as a percentage of the Fund’s average net assets for the year.

The Fund may incur significant transaction costs in addition to the annual Fund operating expenses disclosed in the fee table.

11

Columbia Large Cap Core Fund

Shareholder Fees (paid directly from your investment)

Class Z Shares
Maximum sales charge (load) imposed on purchases, as a % of offering price	N/A
Maximum deferred sales charge (load) imposed on redemptions, as a % of the lower of the original purchase price or net asset value	N/A

Annual Fund Operating Expenses (deducted from the Fund’s assets)(a)

Class Z Shares
Management fees(b)	0.71%
Other expenses(c)(d)	0.12%
Acquired fund fees and expenses	—
Total annual Fund operating expenses	0.83%

(a)

These fees and expenses and the example below include the Fund’s portion of the fees and expenses deducted from the assets of the Master Portfolio. Remember that the terms “Fund” and “Master Portfolio” are sometimes used interchangeably.

(b)

The Fund pays investment advisory fees of 0.54% and an administration fee of 0.17%. The Advisor has implemented a breakpoint schedule for the Fund’s investment advisory fees. The investment advisory fees charged to the Fund will decline as Fund assets grow and will continue to be based on a percentage of the Fund’s average daily net assets. The breakpoint schedule for the Fund is as follows: 0.60% for assets up to $500 million; 0.55% for assets in excess of $500 million and up to $1 billion; 0.50% for assets in excess of $1 billion and up to $1.5 billion; 0.45% for assets in excess of $1.5 billion and up to $3 billion; 0.43% for assets in excess of $3 billion and up to $6 billion; and 0.41% for assets in excess of $6 billion.

(c)	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.

(d)

The Transfer Agent has voluntarily agreed to waive a portion of its fees (which are included in other expenses), for accounts other than omnibus accounts, so that transfer agent fees (exclusive of out-of-pocket expenses and sub-transfer agent fees) will not exceed 0.02% annually. The Transfer Agent, at its discretion, may revise or discontinue this arrangement at any time.

12

Columbia Large Cap Core Fund

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:

■	you invest $10,000 in Class Z shares of the Fund for the periods indicated,

■	you redeem all of your shares at the end of those periods,

■	you reinvest all dividends and distributions in the Fund,

■	your investment has a 5% return each year, and

■	the Fund’s total annual operating expenses remain the same as shown in the table above.

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$85	$265	$460	$1,025

Remember this is an example only. It is not necessarily representative of the Fund’s actual expenses in the past or future. Your actual costs could be higher or lower depending on the amount you invest and on the Fund’s actual expenses and performance.

13

Columbia Large Cap Core Fund

Additional Investment Strategies and Policies

This section describes certain strategies and policies that the Fund may utilize in pursuit of its investment objective, and describes some additional factors and risks involved with investing in the Fund.

Changing the Fund’s Investment Objective and Policies

The Fund’s investment objective and certain of its investment policies can be changed without shareholder approval unless otherwise stated in this prospectus or the SAI. Shareholders vote on changes to other investment policies that are designated as fundamental in accordance with the requirements of the Investment Company Act of 1940 (the 1940 Act).

Holding Other Kinds of Investments

The Fund may hold investments that aren’t part of its principal investment strategies. These investments are described in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so.

Investing in Columbia Money Market Funds

The Fund may invest uninvested cash and cash collateral received in connection with its securities lending program in shares of the registered or unregistered money market funds advised by the Advisor. The Advisor and its affiliates receive fees from these funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Fund for services provided directly.

Lending Securities

The Fund may lend portfolio securities to approved broker/dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if it is delayed or prevented from selling the collateral after the loan is made or in recovering the securities loaned.

Portfolio Holdings Disclosure

A description of Columbia Funds’ policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. Each Columbia Fund discloses its portfolio holdings on the Columbia Funds’ website,

www.columbiafunds.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current.

The Fund’s complete portfolio holdings as of a month-end are disclosed approximately 30 calendar days after such month-end and the Fund’s largest 15 holdings as a percent of the Fund’s portfolio as of a month-end are disclosed approximately 15 calendar days after such month-end.

Investing Defensively

The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund may not achieve its investment objective while it is investing defensively.

Mailings to Households

In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, call 800.345.6611 or, if your shares are held through a financial intermediary, contact your intermediary directly.

Portfolio Turnover

A mutual fund that replaces, or turns over, more than 100% of its investments in a year is considered to have a high portfolio turnover rate. A high portfolio turnover can generate larger distributions of short-term capital gains to shareholders, which are generally taxable at higher rates than long-term capital gains for federal income tax purposes. A high portfolio turnover rate can also mean higher brokerage and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions will have on its returns. The Master Portfolio generally buys securities for capital appreciation, investment income or both. However, the Master Portfolio may sell securities regardless of how long they’ve been held. You’ll find the Master Portfolio’s historical portfolio turnover rates in the Master Portfolio’s annual report to shareholders for the fiscal year ended March 31, 2007.

14

Management of the Fund

Primary Service Providers

The Advisor, Distributor and Transfer Agent, all affiliates of Bank of America, currently provide key services to the Fund and the other Columbia Funds, including investment advisory, distribution, administration, shareholder servicing and transfer agency, and are paid for providing these services. These service relationships are described below.

The Advisor

The Advisor (which is also the Administrator) is located at 100 Federal Street, Boston, MA 02110, and serves as investment advisor to over 100 Columbia Funds mutual fund portfolios. As of March 31, 2007, the Advisor had assets under management of approximately $347.4 billion. The Advisor is a registered investment advisor and an indirect, wholly owned subsidiary of Bank of America. Its management experience covers all major asset classes, including equity securities, fixed income securities and money market instruments. In addition to serving as investment advisor to mutual funds, the Advisor acts as an investment manager for individuals, corporations, retirement plans, private investment companies and financial intermediaries.

The Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Accordingly, the terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this Prospectus. The Advisor earns its fee as the investment advisor to the Master Portfolio.

Subject to oversight by the Board, the Advisor manages the day-to-day operations of the Master Portfolio, determining what securities and other investments the Master Portfolio should buy or sell and executing the Master Portfolio’s portfolio transactions. Although the Advisor is responsible for the investment management of the Master Portfolio, the Advisor may delegate certain of its duties to one or more investment sub-advisors. The Advisor may also use the research and other expertise of its affiliates and third parties in managing the Master Portfolio’s investments.

The Master Portfolio pays the Advisor a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Master Portfolio and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Advisor by the Fund amounted to 0.54% of average daily net assets of the Fund.

A discussion regarding the basis for the Board’s approval of the Fund’s investment advisory agreement with the Advisor is available in the Fund’s annual report to shareholders for the fiscal year ended March 31, 2007.

Sub-Advisor(s)

The Advisor may engage an investment sub-advisor or sub-advisors to make the day-to-day investment decisions for the Master Portfolio. The Advisor retains ultimate responsibility (subject to Board oversight) for overseeing any sub-advisor it engages and for evaluating the Master Portfolio’s needs and available sub-advisors’ skills and abilities on an ongoing basis. Based on its evaluations, the Advisor may at times recommend to the Board that the Master Portfolio change, add or terminate one or more sub-advisors; continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or materially change a sub-advisory agreement with a sub-advisor. Applicable law requires the Fund to obtain shareholder approval in order to act on most of these types of recommendations, even if the Board has approved the proposed action and believes that the action is in shareholders’ best interests. The Advisor and the Columbia Funds have applied for relief from the SEC to permit the Fund to act on many of the Advisor’s recommendations with approval only by the Board and not by Fund shareholders. The Advisor or the Fund would inform the Fund’s shareholders of any actions taken in reliance on this relief. Until the Advisor and the Fund obtain this relief, the Fund will continue to submit these matters to shareholders for their approval to the extent required by applicable law.

15

Management of the Fund

Portfolio Managers

The Advisor’s Core Strategies Team is the portfolio management team responsible for making the day-to-day investment decisions for the Master Portfolio. Remember that the Fund doesn’t have its own investment advisor because it invests all of its assets in the Master Portfolio. Information about the portfolio managers on the Core Strategies Team that are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

George Maris

Service with the Fund (co-manager) since December 2004

Investment management experience since 1998

Columbia Management Portfolio Manager since 2004; Putnam Investments – Portfolio Manager (2000-2004).

Colin Moore

Service with the Fund (co-manager) since July 2004

Columbia Management Portfolio Manager since 2002; Putnam Investments – Portfolio Manager (2000-2001).

Peter Santoro

Service with the Fund (co-manager) since July 2004

Investment management experience since 1998

Columbia Management Portfolio Manager since 2003; Rockefeller & Company – Portfolio Manager (2000-2003).

Craig Leopold, CFA

Service with the Fund (co-manager) since July 2004

Investment management experience since 1997

Columbia Management Portfolio Manager since 2003; Rockefeller & Company – Portfolio Manager (2000-2003).

The Administrator

The Administrator is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services.

The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Fund’s average daily net assets and is paid monthly, as follows:

Annual Administration Fee,

as a % of Average Daily Net Assets

Columbia Large Cap Core Fund	0.17%*

*	This amount represents the combined administration fee paid by the Fund and the Master Portfolio.

The Distributor

Shares of the Fund are distributed by the Distributor, which is located at One Financial Center, Boston, MA 02111. The Distributor is a registered broker/dealer and an indirect, wholly owned subsidiary of Bank of America. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities for selling shares and providing services to investors.

The Transfer Agent

The Transfer Agent is a registered transfer agent and an indirect, wholly owned subsidiary of Bank of America. The Transfer Agent is located at One Financial Center, Boston, MA 02111, and its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. Fees paid to the Transfer Agent include reimbursements for certain out-of-pocket expenses and sub-transfer agency fees paid by the Transfer Agent on the Fund’s behalf.

16

Management of the Fund

Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described in Management of the Fund – Primary Service Providers, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, provide various services to the Fund for which they are compensated. Bank of America and its affiliates also may provide other services to the Fund and be compensated for them.

The Advisor and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Fund. These activities, and other financial services activities of Bank of America and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.

Bank of America is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. These additional activities may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies that issue securities and other instruments, which may be bought, sold or held by the Fund.

Conflicts of interest and limitations that could affect the Fund may arise from, for example, the following:

■	compensation and other benefits received by the Advisor and other Bank of America affiliates related to the management/administration of the Fund and the sale of its shares;

■	the allocation of, and competition for, investment opportunities among the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	separate and potentially divergent management of the Fund and other funds and accounts advised/managed by the Advisor and other Bank of America affiliates;

■	regulatory and other investment restrictions on investment activities of the Advisor and other Bank of America affiliates and accounts advised/managed by them;
■	lending, investment banking and other relationships of Bank of America affiliates with companies and other entities in which the Fund invests; and

■	regulatory and other restrictions relating to the sharing of information between Bank of America and its affiliates, including the Advisor, and the Fund.

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may use the Fund and other Columbia Funds as investment options. For example:

■

the Columbia Funds are available as investments in connection with brokerage and other securities products offered by Banc of America Investment Services, Inc., an affiliated retail broker/dealer of Bank of America;

■

the Columbia Funds are used as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as certain Columbia Funds structured as “funds of funds;” and

■	the Columbia Money Market Funds are offered as an investment option for a variety of cash “sweep” account programs offered by Bank of America and its affiliates.

The use of the Columbia Funds as investment options in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest of which you should be aware. These conflicts of interest are highlighted in sections of account documentation and other disclosure materials relating to these products and services, as well as in the SAI.

The Advisor and Bank of America have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.

Additional information about Bank of America and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and Affiliates, Certain Conflicts of Interest section of the SAI, which is identified by the icon. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.

17

Management of the Fund

Certain Legal Matters

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the U.S. Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. and Columbia Funds Distributors, Inc., the investment advisor to and distributor of the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, $375 million will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has submitted a proposed plan of distribution to the SEC, which the SEC published for public notice and comment on July 16, 2007. The SEC has not yet approved a final plan of distribution.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. Among other contingencies, the settlement is contingent upon a minimum threshold amount being received by the Nations Funds shareholders and/or the Nations Funds mutual funds from the previously established regulatory settlement fund. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action – Mehta v. AIG Sun America Life Assurance Company – involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed

18

Management of the Fund

to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Separately, a putative class action (Reinke v. Bank of America, N.A., et al.) was filed against Nations Funds Trust (now known as Columbia Funds Series Trust) and others on December 16, 2004, in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. The Court granted Nations Funds Trust’s motion to dismiss this action on December 16, 2005. No appeal was filed. On December 28, 2005, the same plaintiff’s attorneys filed another putative class action asserting the same claims (Siepel v. Bank of America, N.A., et al.) against Columbia Funds Series Trust (as successor to Nations Funds Trust) and others in the United States District Court for the Eastern District of Missouri. The Court granted Columbia Funds Series Trust’s motion to dismiss this action on December 27, 2006. The plaintiffs have appealed the decision dismissing this action to the United States Court of Appeals for the Eighth Circuit. That appeal is pending. On February 22, 2006, another putative class action asserting the same claims (Luleff v. Bank of America, N.A. et al.) was filed in the United States District Court for the Southern District of New York against Columbia Funds Series Trust, William Carmichael and others. The plaintiffs voluntarily dismissed this case against Columbia Funds Series Trust and William Carmichael on October 25, 2006. Bank of America, N.A. and Bank of America Corporation are still defendants in the case, pending a ruling on their motion to dismiss.

19

About Class Z Shares

Description of the Share Class

Share Class Features

The Fund offers one class of shares in this prospectus: Class Z shares. The Fund may also offer other classes of shares through a separate prospectus. Each share class has its own investment eligibility criteria, cost structure and other features. The following summarizes the primary features of the Class Z shares offered by this prospectus. Contact your financial advisor or Columbia Funds for more information about the Fund’s share classes and how to choose among them.

Class Z Shares
Eligible Investors and Minimum Initial Investments	Class Z shares are available only to certain eligible investors, which are subject to different minimum initial investment requirements. These minimum initial investment amounts range from $0 to $2,500. See Buying, Selling and Exchanging Shares – Opening an Account and Placing Orders for details.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none

FUNDamentals™

Selling and/or Servicing Agents

The terms “selling agent” and “servicing agent” refer to the financial intermediary that employs your financial advisor.

Selling and/or servicing agents include, for example,

brokerage firms, banks, investment advisors, third party administrators and other financial intermediaries, including affiliates of Bank of America, such as Banc of America Investment Services, Inc.

20

About Class Z Shares

Financial Intermediary Compensation

The Distributor and other Bank of America affiliates may make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing/sales support services relating to the Columbia Funds. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that intermediary, reimbursement of ticket charges (fees that an intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment. While the financial arrangements may vary for each intermediary, the support payments to any one intermediary are generally between 0.05% and 0.35% (and 0.03% and 0.12% with regard to the Columbia Money Market Funds) on an annual basis for payments based on average net assets of the Fund attributable to the intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Columbia Money Market Funds) attributable to the intermediary.

The Distributor and other Bank of America affiliates may make payments in larger amounts or on a basis other than those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customers’ investments in the Fund.

The Distributor and other Bank of America affiliates may also make payments to financial intermediaries, including other Bank of America affiliates, that provide shareholder services to retirement plans and other investment programs to compensate those intermediaries for services they provide to such programs, including, but not limited to, sub-accounting, sub-transfer agency, similar shareholder or participant recordkeeping, shareholder or participant reporting, or shareholder or participant transaction processing.

These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act, and 0.45% of the average aggregate value of the Fund’s shares in any intermediary’s program on an annual basis for those classes of shares that do not pay a service fee pursuant to a plan under Rule 12b-1 under the 1940 Act.

The Board has authorized the Fund to reimburse the Transfer Agent for amounts paid to financial intermediaries that maintain assets in omnibus accounts, subject to an annual cap of 0.11% of the average aggregate value of the Fund’s shares maintained in such accounts. The amounts in excess of that reimbursed by the Fund are borne by the Distributor or other Bank of America affiliates. The Distributor and other Bank of America affiliates may make other payments or allow promotional incentives to broker/dealers to the extent permitted by SEC and National Association of Securities Dealers (NASD) rules and by other applicable laws and regulations.

Amounts paid by the Distributor and other Bank of America affiliates are paid out of the Distributor’s and other Bank of America affiliates’ own resources and do not increase the amount paid by you or the Fund. You can find further details about the payments made by the Distributor and other Bank of America affiliates and the services provided by financial intermediaries as well as a list of the intermediaries to which the Distributor and other Bank of America affiliates have agreed to make marketing support payments in the SAI. Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending the Fund or a particular share class over others. See Management of the Fund – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

21

Buying, Selling and Exchanging Shares

Share Price Determination

The price you pay or receive when you buy, sell or exchange shares is the Fund’s next determined net asset value (or NAV) per share for a given share class. The Fund calculates the net asset value per share for each class of the Fund at the end of each business day.

FUNDamentals™
NAV Calculation
Each of the Fund’s share classes calculates its NAV as follows:
(Value of assets of the share class)
NAV	=	– (Liabilities of the share class)
Number of outstanding shares of the class

The value of the Fund’s shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in the Fund. The Fund uses the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less.

If a market price isn’t readily available, the Fund will determine the price of the security held by the Fund based on the Advisor’s determination of the security’s fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. In addition, the Fund may use fair valuation to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on some days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a security’s market price is readily available and, if not, the fair value of the security.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Fund uses fair valuation to price securities, it may value those securities higher or lower than another mutual fund. Also, the use of fair valuation may cause the Fund’s performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund’s performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained an independent fair valuation pricing service to assist in the fair valuation process for foreign securities. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by the Fund could change on days when Fund shares cannot be bought or sold.

22

Buying, Selling and Exchanging Shares

Transaction Rules and Policies

Remember that sales charges may apply to your transactions. You should also ask your selling and/or servicing agent about its rules, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

Also remember that the Fund may refuse any order to buy or exchange shares. If this happens, we’ll return any money we’ve received, but no interest will be paid on that money.

Order Processing

Orders to buy, sell or exchange shares are processed on business days. Orders can be delivered by mail, by telephone or online. Orders received in “good form” by the Transfer Agent or your selling and/or servicing agent before the end of a business day will receive that day’s net asset value per share. Orders received after the end of a business day will receive the next business day’s net asset value per share. The business day that applies to your order is also called a trade date.

FUNDamentals™

Business Days

A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund’s net asset value is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign markets are open.

“Good Form”

An order is in “good form” if the Transfer Agent or your selling and/or servicing agent has all of the information and documentation it deems necessary to effect your order. For example, when you sell shares by letter of instruction, “good form” means that your letter has (i) complete instructions and the signatures of all account owners, (ii) a Medallion signature guarantee for amounts equal to or greater than

$100,000 and (iii) any other required documents completed and attached. For the documents required for sales by corporations, agents, fiduciaries, surviving joint owners and other legal entities, call 800.345.6611.

Medallion Signature Guarantees

Qualified customers can obtain a Medallion signature guarantee from any financial institution – including commercial banks such as Bank of America, credit unions and broker/dealers – that participates in one of the three Medallion signature guarantee programs recognized by the SEC. These Medallion signature guarantee programs are the Securities Transfer Agents Medallion Program (STAMP), the Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP).

Written Transactions

Once you have an account, you can communicate written buy, sell and exchange orders to the Transfer Agent at the following address: Columbia Funds, c/o Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.

Telephone Transactions

You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application. To place orders by telephone, call 800.422.3737. Have your account number and taxpayer identification number (TIN) available when calling.

You can sell up to an aggregate of $100,000 of shares via the telephone in any 30-day period if you qualify for telephone orders.

Telephone orders may not be as secure as written orders. Columbia Funds will take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. However, the Fund and its agents will not be responsible for any losses, costs or expenses resulting from an unauthorized telephone instruction when reasonable steps have been taken to confirm that telephone instructions are genuine. Telephone orders may be difficult to complete during periods of significant economic or market change or business interruption.

23

Buying, Selling and Exchanging Shares

Online Transactions

Once you have an account, contact Columbia Funds at 800.345.6611 for more information on account trading restrictions and the special sign-up procedures required for online transactions. The Transfer Agent has procedures in place to authenticate electronic orders you deliver through the internet. You will be required to accept the terms of an online agreement and establish and utilize a password in order to access online account services.

You can sell up to an aggregate of $100,000 of shares through the internet in any 30-day period if you qualify for internet orders.

Customer Identification Program

Federal law requires the Fund to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Fund may need to delay the date of your purchase or may be unable to open your account, which may result in a return of your investment monies. In addition, if the Fund is unable to verify your identity after your account is open, the Fund reserves the right to close your account or take other steps as deemed reasonable. The Fund shall not be held liable for any loss resulting from any purchase delay, application rejection or account closure due to a failure to provide proper identifying information.

Small Account Policy – Accounts Below $250

Columbia Funds generally will automatically sell your shares if the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below $250. If your shares are sold, the Transfer Agent will remit the sale proceeds to you. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will send you written notification in advance of any automatic sale, which will provide details on how you may avoid such automatic sale. Generally, you may avoid such automatic sale by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at

www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information. The automatic sale of shares of accounts valued at less than $250 is expected to take place in the second quarter of each calendar year.

Columbia Funds may also sell your shares if a financial intermediary tells us to sell your shares pursuant to arrangements made with you, and under certain other circumstances allowed under the 1940 Act.

Small Account Policy – Minimum Balance Fee

If the value of your account (treating each account of the Fund you own separately from any other account of the Fund you may own) falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee will be assessed through the automatic sale of shares in your account. Any otherwise applicable CDSC will not be imposed on such automatic sale of your shares. The Transfer Agent will reduce the expenses paid by the Fund by any amounts it collects from the assessment of this fee. For Funds that do not have transfer agency expenses against which to offset the amount collected through assessment of this fee, the fee will be paid directly to the Fund. The Transfer Agent will send you written notification in advance of assessing any fee, which will provide details on how you can avoid the imposition of such fee. Generally, you may avoid the imposition of such fee by raising your account balance, consolidating your accounts through an exchange of shares of another Columbia Fund in which you hold shares, or setting up a Systematic Investment Plan. Contact the Transfer Agent, review our website at www.columbiafunds.com, call 800.345.6611 or contact your financial advisor for more information.

Columbia Funds reserves the right to change the minimum investment requirements for any Fund. We also reserve the right to lower the account size trigger point for the minimum balance fee in any year or for any class of shares when we believe it is appropriate to do so in light of declines in the market value of Fund shares, sales loads applicable to a particular class of shares, or for other reasons.

Exceptions to the Small Account Policy

The automatic sale of shares of accounts under $250 and the annual minimum balance fee described previously do not apply to shareholders of Class R shares or shareholders

24

Buying, Selling and Exchanging Shares

holding their shares through broker/dealer networked accounts; wrap fee and omnibus accounts; accounts with active Systematic Investment Plans or payroll deduction plans; accounts that were created by the automatic conversion of Class B shares to Class A shares or Class G shares to Class T shares; and certain qualified retirement plans and health savings accounts. The automatic sale of shares of accounts under $250 does not apply to individual retirement plans.

Cash Flows

The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors selling Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance

Excessive Trading Practices

Right to Reject or Restrict Share Transaction Orders – The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.

The Fund reserves the right to reject, without any prior notice, any buy or exchange order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its discretion restrict, reject or cancel a buy or exchange order even if the transaction is not subject to the specific exchange limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund’s portfolio or is otherwise contrary to the Fund’s best interests. The Excessive Trading Policies and Procedures apply equally to buy or exchange transactions communicated directly to the Transfer Agent and to those received by selling and/or servicing agents.

Specific Buying and Exchanging Limitations – If the Fund detects that an investor has made two “material round trips”

in any 28-day period, it will generally reject the investor’s future buy orders, including exchange buy orders, involving any Columbia Fund.

For these purposes, a “round trip” is a purchase or exchange into the Fund followed by a sale or exchange out of the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.

These limits generally will not apply to automated transactions or transactions by registered investment companies that invest in the Fund using a “fund of funds” structure. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders.

Limitations on the Ability to Detect and Prevent Excessive Trading Practices – The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell and exchange orders through financial intermediaries, and cannot always know or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker/dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients’ transactions and accounts, and in these circumstances, the identity of the shareholders is often not known.

Some financial intermediaries apply their own restrictions or policies to underlying investor accounts, which may be more

25

Buying, Selling and Exchanging Shares

or less restrictive than those described here. This may impact the Fund’s ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund’s efforts to detect and prevent it.

Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.

Risks of Excessive Trading – Excessive trading creates certain risks to the Fund’s long-term shareholders and may create the following adverse effects:

■	negative impact on the Fund’s performance;

■	potential dilution of the value of the Fund’s shares;

■

interference with the efficient management of the Fund’s portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;

■	losses on the sale of investments resulting from the need to sell securities at less favorable prices;

■	increased taxable gains to the Fund’s remaining shareholders resulting from the need to sell securities to meet sell orders; and

■	increased brokerage and administrative costs.

To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund’s valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund’s valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund’s valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don’t work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund’s shares held by other shareholders.

Similarly, to the extent that the Fund invests significantly in thinly traded high yield bonds (junk bonds) or equity securities of small-capitalization companies, because these securities are often traded infrequently, investors may seek to trade their shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund’s portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

26

Buying, Selling and Exchanging Shares

Opening an Account and Placing Orders

Columbia Funds encourages you to consult with a financial advisor who can help you with your investment decisions and who can help you open an account. Once you have an account, you can buy, sell and exchange shares by contacting your financial advisor who will send your order to the Transfer Agent or your selling and/or servicing agent. As described in Buying, Selling and Exchanging Shares – Transaction Rules and Policies, once you have an account you can also communicate your orders directly to the Transfer Agent by mail, by telephone or online.

Buying Shares

Once you have opened an account, you can buy Class Z shares in a lump sum, through our Systematic Investment Plan, by dividend diversification, by wire or by electronic funds transfer. Class Z shares are only available to the categories of eligible investors described below, each of which is subject to its own minimum initial investment requirements.

Minimum Initial Investments

There is no minimum initial investment in Class Z shares for the following categories of eligible investors:

■

Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

■

Any health savings account sponsored by a third party platform, including those sponsored by Bank of America affiliates, and any omnibus group retirement plan for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

■	Any investor participating in a wrap program sponsored by a financial intermediary or other entity that is paid an asset-based fee by the investor and that is not compensated by the Fund for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $1,000:

■

Any individual retirement plan (assuming the eligibility criteria below are met) or group retirement plan that is not held in an omnibus manner for which a financial intermediary or other entity provides services and is not compensated by the Funds for those services, other than in the form of payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent.

The minimum initial investment in Class Z shares for the following categories of eligible investors is $2,500:

■

Any client of Bank of America or one of its subsidiaries buying shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America or the subsidiary.

■	Any investor buying shares through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code.

■

Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z Shares; (ii) who held Primary A shares prior to the share class redesignation of Primary A shares as Class Z shares that occurred on August 22, 2005; (iii) who holds Class A shares that were obtained by an exchange of Class Z shares; or (iv) who bought shares of certain mutual funds that were not subject to sales charges and that merged with another fund distributed by the Distributor.

■	Any trustee or director (or family member of a trustee or director) of a fund distributed by the Distributor.

■	Any employee (or family member of an employee) of Bank of America or one of its subsidiaries.

■

Any investor participating in an account offered by a financial intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent

27

Buying, Selling and Exchanging Shares

(each investor buying shares through a financial intermediary must independently satisfy the minimum investment requirement noted above).

■

Any institutional investor who is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization, which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933.

■

Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, buying shares for their own account, including Bank of America and its affiliates and/or subsidiaries.

Minimum Additional Investments

There is no minimum additional investment for Class Z shares.

Systematic Investment Plan

The Systematic Investment Plan allows you to make regular purchases in amounts of $50 or more via automatic transfers from your bank account to the Fund on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan.

Dividend Diversification

Generally, you may automatically invest distributions made by another Columbia Fund into the same class of shares (and in some cases certain other classes of shares) of the Fund at no additional sales charge. A sales charge may apply when you invest distributions made by a Columbia Fund that were not assessed a sales charge at the time of your initial purchase. Call Columbia Funds at 800.345.6611 for details.

Wire Purchases

You may buy Class Z shares of the Fund by wiring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737.

Electronic Funds Transfer

You may buy Class Z shares of the Fund by electronically transferring money from your bank account to your Fund account by calling the Transfer Agent at 800.422.3737. An electronic funds transfer may take up to three business days to settle and be considered in “good form.” You must set up this feature by contacting the Transfer Agent prior to your request.

Other Purchase Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your buy order in “good form,” your purchase will be made at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies.

■	You generally buy Class Z shares at net asset value per share because no front-end sales charge applies to purchases of this share class.

■

The Fund reserves the right to cancel your order if it doesn’t receive payment within three business days of receiving your buy order. The Fund will return any payment received for orders that have been cancelled, but no interest will be paid on that money.

■	Selling and/or servicing agents are responsible for sending your buy orders to the Transfer Agent and ensuring that we receive your money on time.

■	Shares bought are recorded on the books of the Fund. The Fund doesn’t issue certificates.

Selling Shares

When you sell your shares, the Fund is effectively buying them back from you. This is called a redemption.

Wire Redemptions

You may request that your Class Z shares sale proceeds be wired to your bank account by calling the Transfer Agent at 800.422.3737. You must set up this feature prior to your request. For shares sold by Fedwire, there is generally a fee of $7.50. The receiving bank may charge an additional fee. The Transfer Agent may waive the fee for certain accounts.

Electronic Funds Transfer

You may sell Class Z shares of the Fund and request that the proceeds be electronically transferred to your bank account by calling the Transfer Agent at 800.422.3737. It may take up to three business days for the sale proceeds to be received by your bank. You must set up this feature by contacting the Transfer Agent prior to your request.

28

Buying, Selling and Exchanging Shares

Systematic Withdrawal Plan

The Systematic Withdrawal Plan lets you withdraw funds from your Class Z shares account any day of the month on a monthly, quarterly or semi-annual basis. Contact the Transfer Agent or your financial advisor to set up the plan. Your account balance generally must be at least $5,000 to set up the plan, but certain fee-based and wrap accounts are not subject to this requirement. If you set up the plan after you’ve opened your account, your signature must be Medallion guaranteed.

All distributions must be reinvested to participate in the Systematic Withdrawal Plan. You can choose to receive your withdrawals via check or direct deposit into your bank account. You can cancel the plan by giving Columbia Funds 30 days notice in writing or by calling the Transfer Agent at 800.422.3737. It’s important to remember that if you withdraw more than your investment in the Fund is earning, you’ll eventually use up your original investment.

In-Kind Distributions

The Fund reserves the right to honor sell orders with in-kind distributions of portfolio securities instead of cash. In the event the Fund makes such an in-kind distribution, you may incur the brokerage and transaction costs associated with converting the portfolio securities you receive into cash. Also, the portfolio securities you receive may increase or decrease in value before you convert them into cash.

Other Redemption Rules You Should Know

■

Once the Transfer Agent or your selling and/or servicing agent receives your sell order in “good form,” your shares will be sold at the next calculated public offering price per share, which is the net asset value per share plus any sales charge that applies. Any applicable CDSC will be deducted from the amount you’re selling and the balance will be remitted to you.

■

If you sell your shares directly through Columbia Funds, we will normally send the sale proceeds by mail or electronically transfer them to your bank account within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■

If you sell your shares through a selling agent, Columbia Funds will normally send the sale proceeds by Fedwire within three business days after the Transfer Agent or your selling and/or servicing agent receives your order in “good form.”

■	If you paid for your shares by check, Columbia Funds will hold the sale proceeds when you sell those shares for up to 10 days after the trade date of the purchase.

■	No interest will be paid on uncashed redemption checks.

■

Columbia Funds can delay payment of the sale proceeds for up to seven days and may suspend redemptions and/or postpone payment of redemption proceeds when the NYSE is closed or during emergency circumstances as determined by the SEC.

■	Other restrictions may apply to retirement accounts. For information about these restrictions, contact your retirement plan administrator.

■	Also keep in mind Columbia Funds’ Small Account Policy, which is described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies.

Exchanging Shares

You can generally sell shares of the Fund to buy shares of another Columbia Fund, in what is called an exchange. You should read the prospectus of, and make sure you understand the investment objective and principal investment strategies of, the Columbia Fund into which you are exchanging.

Systematic Exchanges

You may buy Class Z shares of the Fund by exchanging $100 or more each month from another Columbia Fund for shares of the same class of the Fund at no additional cost. Contact the Transfer Agent or your financial advisor to set up the plan. If you set up your plan to exchange more than $100,000 each month, you must have your signature Medallion guaranteed.

Exchanges will continue as long as your balance is sufficient to complete the systematic monthly transfers, subject to Columbia Funds’ Small Account Policy described above in Buying, Selling and Exchanging Shares – Transaction Rules and Policies. You may terminate the program or change the amount you would like to exchange (subject to the $100 minimum) by calling Columbia Funds at 800.345.6611. A sales charge may apply when you exchange shares of a Columbia Fund that were not assessed a sales charge at the time of your initial purchase.

The rules described below for making exchanges apply to systematic exchanges.

29

Buying, Selling and Exchanging Shares

Other Exchange Rules You Should Know

■	Exchanges are made at net asset value.

■	You can generally make exchanges between like share classes of any Columbia Fund. Some exceptions apply.

■	The rules for buying shares of a Columbia Fund apply to exchanges into that Fund.

■	You may make exchanges only into a Columbia Fund that is legally offered and sold in your state of residence.

■	You generally may make an exchange only into a Columbia Fund that is accepting investments.

■	The Fund may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

■	Unless your account is part of a tax-advantaged retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes.

30

Distributions and Taxes

Distributions to Shareholders

A mutual fund can make money two ways:

■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.

■

A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than it originally paid. Capital gains are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term gains) or more than one year (long-term gains).

FUNDamentals™

Distributions

Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund’s distributed income, including capital gains.

Reinvesting your distributions buys you more shares of a fund – which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you’ll earn more money if you reinvest your distributions rather than receive them in cash.

The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its net income (interest and dividends less expenses) and net capital gains so that the Fund won’t have to pay any federal income tax on undistributed income and gains. The Fund intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule

Declarations	annually
Distributions	annually

The Fund may, however, declare and pay distributions of net investment income more frequently.

Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

The Fund generally pays cash distributions within five business days after the end of the month in which the distribution was declared. If you sell all of your shares after the record date, but before the payment date, for a distribution, you’ll normally receive that distribution in cash within five business days after the sale was made.

The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions in cash. You can do this by writing Columbia Funds at the address on the back cover, or by calling us at 800.345.6611. No sales charges apply to the purchase or sales of such shares.

Unless you are investing through a tax-deferred retirement account (such as an IRA), you should consider avoiding buying Fund shares shortly before the Fund makes a distribution, because doing so can cost you money in taxes. This is because you will, in effect, receive part of your purchase price back in the distribution. This is known as “buying a dividend.” To avoid “buying a dividend,” check the Fund’s distribution schedule above before you invest.

Similarly, if you buy shares of the Fund when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase price back if and when the Fund sells those securities and distributes the realized gain. This distribution is also subject to tax. The Fund may have, or may build up over time, high levels of unrealized capital gain. If you buy shares of the Fund when it has capital loss carryforwards, the Fund may have the ability to offset future capital gains realized by the Fund that otherwise would have been distributed to shareholders with such carryforwards, although capital loss carryforwards generally expire after eight taxable years and may be subject to substantial limitations.

31

Distributions and Taxes

Taxes and Your Investment

The Fund will send you a statement each year showing how much you’ve received in distributions in the prior year and the distributions’ character for federal income tax purposes. In addition, you should be aware of the following:

■

The Fund intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.

■	Distributions are usually taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Fund.

■

Distributions of the Fund’s ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gain, if any, generally are taxable to you as long-term capital gain. Whether capital gains are long-term or short-term is determined by how long the Fund has owned the investments that generated them, rather than how long you have owned your shares.

■

For taxable years beginning on or before December 31, 2010, if you are an individual and you meet certain holding period and other requirements for your Fund shares, a portion of your distributions may be treated as “qualified dividend income.” Qualified dividend income is income attributable to the Fund’s dividends received from certain U.S. and foreign corporations, as long as the Fund meets certain holding period and other requirements for the stock producing such dividends.

■	For taxable years beginning on or before December 31, 2010, the maximum individual federal income tax rate on net long-term capital gain and qualified dividend income is 15%.
■

A sale or exchange of Fund shares is a taxable event. This includes redemptions where you are paid in securities. Your sales (including those paid in securities) and exchanges of Fund shares usually will result in a taxable capital gain or loss to you, equal to the difference between the amount you receive for your shares (or are deemed to have received in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held your Fund shares for more than one year at the time of sale or exchange. In certain circumstances, capital losses may be disallowed.

■

The Fund is required by federal law to withhold tax on any taxable distributions and sale proceeds paid to you (including amounts paid to you in securities and amounts deemed to be paid to you upon an exchange of shares) if: you haven’t provided a correct taxpayer identification number (TIN) or haven’t certified to the Fund that withholding doesn’t apply; the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records; or the IRS informs the Fund that you are otherwise subject to backup withholding.

FUNDamentals™

Taxes

The information provided above is only a summary of how federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications.

It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA.

You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.

32

Financial Highlights

The financial highlights table is designed to help you understand how the Fund has performed for the past five fiscal years, or if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested.

This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Columbia Large Cap Core Fund – Class Z Shares(a)

	Year Ended March 31, 2007		Year Ended March 31, 2006(b)		Year Ended March 31, 2005		Year Ended March 31, 2004		Year Ended March 31, 2003
Net Asset Value, Beginning of Period	$13.39		$12.03		$11.58		$8.78		$12.35
Income from Investment Operations
Net investment income (loss)(c)	0.17		0.14		0.13		0.05		0.07
Net realized and unrealized gain (loss) on investments	1.47		1.36		0.45	(d)	2.81		(3.59)
Net increase (decrease) in net asset value from operations	1.64		1.50		0.58		2.86		(3.52)
Less Distributions Declared to Shareholders
From net investment income	(0.15)		(0.14)		(0.13)		(0.06)		(0.05)
Net Asset Value, End of Period	$14.88		$13.39		$12.03		$11.58		$8.78
Total Return(e)	12.28%		12.50	%(f)	4.98	%(f)(g)	32.58	%(f)	(28.55)%
Ratios to Average Net Assets/Supplemental Data
Net operating expenses	0.80	%(h)	0.78%		0.87	%(j)	0.93	%(j)	0.94%
Interest expense	—	%(k)	—		—	%(k)	—		—
Net expenses	0.80	%(h)	0.78%		0.87	%(j)	0.93	%(j)	0.94%
Waiver/reimbursement	—		0.06	%(i)	0.03	%(i)	0.03	%(i)	—
Net investment income (loss)	1.23	%(h)	1.11%		1.14%		0.52%		0.69%
Portfolio turnover rate	—		—		—		—		15	%(l)
Net assets, end of period (000’s)	$1,466,653		$1,347,623		$1,187,622		$1,517,644		$1,393,260

(a)	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of Columbia Large Cap Core Master Portfolio.

(b)	On August 22, 2005, the Fund’s Primary A shares were renamed Class Z shares.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)

The effect of the Advisor’s reimbursement for the Fund exceeding certain investment restrictions is included in the net realized and unrealized gain (loss) on investments (per share). The effect of this reimbursement was less than $0.01.

(e)	Total return at net asset value assuming all distributions reinvested.

(f)	Had the Advisor and/or any of its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)	Without the effect from the Advisor’s reimbursement for the Fund exceeding certain investment restrictions, total return would have been 4.70%.

(h)	The benefits derived from custody credits had an impact of less than 0.01%.

(i)

Bank of America Corporation assumed certain non-recurring costs. Absent these non-recurring costs, the waiver/reimbursement ratio would have been     %, 0.01% and     % for the years ended March 31, 2006, March 31, 2005 and March 31, 2004, respectively.

(j)	The reimbursement from the Advisor had an impact of less than 0.01%.

(k)	Rounds to less than 0.01%.

(l)	Amount represents results prior to conversion to a master-feeder structure on May 13, 2002.

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Hypothetical Fees and Expenses

The following supplemental hypothetical investment information provides additional information about the effect of the fees and expenses of the Fund, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in Class Z shares of the Fund, assuming a 5% return each year, the cumulative return after fees and expenses and the hypothetical year-end balance before fees and expenses. The annual expense ratio used for the Fund, which is the same as that stated in the Annual Fund Operating Expense table, is presented in the chart and is net of any contractual fee waivers or expense reimbursements for the period of contractual commitment. Your actual costs may be higher or lower. The chart shown below reflects the maximum initial sales charge. If contingent deferred sales charges were reflected, the “Hypothetical Year-End Balance After Fees and Expenses” amounts shown would be lower and the “Annual Fees and Expenses” amounts shown would be higher.

Columbia Large Cap Core Fund – Class Z Shares

Maximum Initial Sales Charge 0.00%		Initial Hypothetical Investment Amount $10,000.00		Assumed Rate of Return 5%
Year	Cumulative Return Before Fees and Expenses	Annual Expense Ratio	Cumulative Return After Fees and Expenses	Hypothetical Year-End Balance After Fees and Expenses	Annual Fees and Expenses(a)
1	5.00%	0.83%	4.17%	$10,417.00	$ 84.73
2	10.25%	0.83%	8.51%	$10,851.39	$ 88.26
3	15.76%	0.83%	13.04%	$11,303.89	$ 91.94
4	21.55%	0.83%	17.75%	$11,775.26	$ 95.78
5	27.63%	0.83%	22.66%	$12,266.29	$ 99.77
6	34.01%	0.83%	27.78%	$12,777.80	$103.93
7	40.71%	0.83%	33.11%	$13,310.63	$108.27
8	47.75%	0.83%	38.66%	$13,865.68	$112.78
9	55.13%	0.83%	44.44%	$14,443.88	$117.48
10	62.89%	0.83%	50.46%	$15,046.19	$122.38
Total Gain After Fees and Expenses				$5,046.19
Total Annual Fees and Expenses Paid					$1,025.32

(a)	Annual Fees and Expenses are calculated based on the average between the beginning and ending balance for each year. All information is calculated on an annual compounding basis.

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Columbia Large Cap Core Fund

For More Information

You’ll find more information about Columbia Large Cap Core Fund and the other Columbia Funds in the documents described below. Contact Columbia Funds as follows to obtain these documents free of charge:

By Mail:	Columbia Funds c/o Columbia Management Services, Inc. P .O. Box 8081 Boston, MA 02266-8081

By Telephone: 800.345.6611

Online: www.columbiafunds.com

Annual and Semi-Annual Reports to Shareholders

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Shareholder Communications with the Board

The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Fund to which the communication relates and (iii) state the particular class of shares and number of shares held by the communicating shareholder.

Statement of Additional Information

The SAI provides more detailed information about the Fund and its policies. The SAI is legally part of this prospectus (incorporated by reference). A copy has been filed with the SEC.

Information Provided by the SEC

You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, DC. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090 or 800.SEC.0330. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov. You can also obtain copies of this information by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

The investment company registration number of Columbia Funds Series Trust, of which the Fund is a series, is 811-09645.

Columbia Large Cap Core Fund

Prospectus, August 1, 2007

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

INT-36/132237-0807

Columbia Management®

COLUMBIA FUNDS SERIES TRUST

Class A, Class B, Class C, Class R and Class Z Shares

STATEMENT OF ADDITIONAL INFORMATION

August 1, 2007

Columbia LifeGoal® Portfolios
Columbia LifeGoal® Growth Portfolio
Columbia LifeGoal® Balanced Growth Portfolio
Columbia LifeGoal® Income and Growth Portfolio
Columbia LifeGoal® Income Portfolio

This Statement of Additional Information (SAI) is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with the Portfolios’ prospectuses dated August 1, 2007. The most recent annual reports for the Portfolios, which include the Portfolios’ audited financial statements dated March 31, 2007, are incorporated by reference into this SAI.

Copies of any Portfolio’s current prospectuses and annual and semi-annual reports may be obtained without charge by writing Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds’ website at www.columbiafunds.com.

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SAI PRIMER

The SAI is a part of the Portfolios’ registration statement that is filed with the SEC. The registration statement includes the Portfolios’ prospectuses, the SAI and certain other exhibits. The SAI, and any supplements to it, can be found online at www.columbiafunds.com, or by accessing the SEC’s website at www.sec.gov.

The SAI generally provides additional information about the Portfolios that is not required to be in the Portfolios’ prospectuses. The SAI expands discussions of certain matters described in the Portfolios’ prospectuses and provides certain additional information about the Portfolios that may be of interest to some investors. Among other things, the SAI provides information about:

•      the organization of the Trust;

•      the Portfolios’ investments;

•      the Portfolios’ investment advisor, investment sub-advisor(s) (if any) and other service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest;

•      the governance of the Portfolios;

•      the Portfolios’ brokerage practices;

•      the share classes offered by the Portfolios;

•      the purchase, redemption and pricing of Portfolio shares; and

•      the application of federal income tax laws.

Investors may find this information important and helpful. If you have any questions about the Portfolios, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended
1934 Act	Securities Exchange Act of 1934, as amended
1940 Act	Investment Company Act of 1940, as amended
Administration Agreement	The administration agreement between the Trust, on behalf of the Portfolios, and the Administrator
Administrator	Columbia Management Advisors, LLC
Advisor	Columbia Management Advisors, LLC
AMEX	American Stock Exchange
BAI	Banc of America Investment Services, Inc.
BAS	Banc of America Securities LLC
Bank of America	Bank of America Corporation
BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.
Board	The Trust’s Board of Trustees
CEA	Commodity Exchange Act

CFTC	Commodity Futures Trading Commission

CMOs	Collateralized mortgage obligations

Code	Internal Revenue Code of 1986, as amended
Codes of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act
Columbia Funds Complex	The mutual fund complex that is comprised of the open-end investment management companies advised by the Advisor or its affiliates and principally underwritten by Columbia Management Distributors, Inc., as that term is defined under Item 12 of Form N-1A

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Glossary

Columbia Funds or Columbia Funds Family	The fund complex that is comprised of the open-end investment management companies advised by the Advisor or its affiliates and principally underwritten by Columbia Management Distributors, Inc.
Custodian	State Street Bank and Trust Company
Distributor	Columbia Management Distributors, Inc.
Distribution Agreement	The distribution agreement between the Trust, on behalf of the Portfolios, and the Distributor
Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Portfolios’ shares
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
Fitch	Fitch Investors Service, Inc.
FNMA	Federal National Mortgage Association

Fund(s) of Funds	One or more of the “funds of funds” in the Columbia Funds Family, including the Portfolios, that invests its assets in a mix of Underlying Funds

GNMA	Government National Mortgage Association
Independent Trustees	The Trustees of the Board who are not “interested persons” of the Portfolio as defined in the 1940 Act
Investment Advisory Agreement	The investment advisory agreement between the Trust, on behalf of the Portfolios, and the Advisor

IRS	United States Internal Revenue Service
LIBOR	London Interbank Offered Rate
LifeGoal® Growth Portfolio	Columbia LifeGoal® Growth Portfolio
LifeGoal® Balanced Growth Portfolio	Columbia LifeGoal® Balanced Growth Portfolio
LifeGoal® Income and Growth Portfolio	Columbia LifeGoal® Income and Growth Portfolio
LifeGoal® Income Portfolio	Columbia LifeGoal® Income Portfolio
Money Market Fund(s)	One or more of the money market funds in the Columbia Funds Family
Moody’s	Moody’s Investors Service, Inc.
NASDAQ	National Association of Securities Dealers Automated Quotations system
NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)
NSCC	National Securities Clearing Corporation
NYSE	New York Stock Exchange
The Portfolio(s) or a Portfolio	One or more of the open-end management investment companies listed on the front cover of this SAI that are series of the Trust
Principal Underwriter	Columbia Management Distributors, Inc.

REIT	Real estate investment trust
RIC	A “registered investment company,” as such term is used in the Internal Revenue Code of 1986, as amended
S&P	Standard & Poor’s Corporation (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Columbia Funds).
SAI	This Statement of Additional Information
SEC	United States Securities and Exchange Commission
Selling Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor
Servicing Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor
Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of the Portfolios, and Columbia Management Services, Inc.
Transfer Agent	Columbia Management Services, Inc.

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Glossary

The Trust	Columbia Funds Series Trust, the registered investment company in the Columbia Funds Family to which this SAI relates
Trustee(s)	One or more of the Board’s Trustees

Underlying Fund(s)	One or more of the underlying mutual funds in which a “funds of funds” in the Columbia Funds Family, including a Portfolio that is the subject of this SAI, invests all or a portion of its assets

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ABOUT THE TRUST

The Trust is a registered investment company under the 1940 Act within the Columbia Funds Family. Columbia Funds offers over 100 mutual funds in all major asset classes, and the Advisor had approximate assets under management of $347.4 billion as of March 31, 2007.

The Trust was organized as a Delaware business trust, a form of entity now known as a statutory trust, on October 22, 1999. On September 26, 2005, the Trust changed its name from Nations Funds Trust to Columbia Funds Series Trust.

On that same day, the names of the Portfolios were changed as follows: Nations LifeGoal Growth Portfolio to Columbia LifeGoal Growth Portfolio, Nations LifeGoal Balanced Growth Portfolio to Columbia LifeGoal Balanced Growth Portfolio, Nations LifeGoal Income and Growth Portfolio to Columbia LifeGoal Income and Growth Portfolio and Nations LifeGoal Income Portfolio to Columbia LifeGoal Income Portfolio.

Each of the Portfolios in the Trust represents a separate series of the Trust and is an open-end diversified management investment company. Each of the Portfolios has a fiscal year end of March 31st.

Each of the Portfolios is a “fund of funds” that invests its assets in a mix of Underlying Funds using an asset allocation approach.

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ABOUT THE PORTFOLIOS’ INVESTMENTS

The investment objective, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which generally involves the ability to invest 10% or more of a Portfolio’s total assets) and related principal investment risks for each Portfolio are discussed in each Portfolio’s prospectuses.

Certain Investment Activity Limits

The overall investment and other activities of the Advisor and its affiliates may limit the investment opportunities for each Portfolio in certain markets where limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, each Portfolio’s activities also may be restricted because of regulatory restrictions applicable to the Advisor and its affiliates and/or because of their internal policies. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Portfolio supplements the discussion of investment policies in the Portfolios’ prospectuses. A fundamental policy may only be changed with shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval, but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Portfolio’s acquisition of such security or asset. Borrowings and other instruments that may give rise to leverage and the restriction on investing in illiquid securities are monitored on an ongoing basis.

Fundamental Investment Policies

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Portfolio, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

1.	Each Portfolio may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies.

2.	Each Portfolio may not purchase or sell real estate, except each Portfolio may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3.	Each Portfolio may not purchase or sell commodities, except that each Portfolio may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

4.	Each Portfolio may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolios.

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5.	Each Portfolio may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolios.

6.	Each Portfolio may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolios.

7.	Each Portfolio may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations; and (ii) a Portfolio’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolios.

Non-Fundamental Investment Policies

1.	The Portfolios may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of a Portfolio are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Portfolio are held by such fund, the Portfolio will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2.	Each Portfolio may not invest more than 15% of its net assets in illiquid securities.

3.	The Portfolios may not sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Exemptive Orders

In addition to the policies outlined above, the Columbia Funds Family has received the following exemptive orders from the SEC which enable the Funds to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

1.	Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by the Advisor may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

2.	Pursuant to an exemptive order dated September 5, 2003, each Portfolio may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Portfolio investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

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Permissible Investments and Related Risks

Each Portfolio’s prospectuses identify and summarize the individual types of securities in which the Portfolio invests as part of its principal investment strategies and the risks associated with such investments.

The table below identifies for each Portfolio the types of securities in which it is permitted to invest, including those described in each Portfolio’s prospectuses. A Portfolio generally has the ability to invest 10% or more of its total assets in the types of securities described in its prospectuses. To the extent a type of security identified below for a Portfolio is not described in a Portfolio’s prospectuses, the Portfolio generally invests less than 10% of the Portfolio’s total assets in such security type.

Information about individual types of securities (including certain of their associated risks) in which some or all of the Portfolios may invest is set forth below. Each Portfolio’s investment in these types of securities is subject to its investment objective and fundamental and non-fundamental investment policies.

Permissible Portfolio Investments

Investment Type	LifeGoal® Growth Portfolio	LifeGoal® Balanced Growth Portfolio	LifeGoal® Income and Growth Portfolio	LifeGoal® Income Portfolio
Asset-Backed Securities	✓	✓	✓	✓
Bank Obligations (Domestic and Foreign)	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓
Custody Receipts and Trust Certificates	✓	✓	✓	✓
Derivatives	✓	✓	✓	✓
Index or Linked Securities (Structured Products)	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓	✓
Foreign Currency Transactions	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Agreements)	✓	✓	✓	✓
Illiquid Securities	✓	✓	✓	✓
Investments in Other Investment Companies	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓	✓
Money Market Funds	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓

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Permissible Portfolio Investments

Investment Type	LifeGoal® Growth Portfolio	LifeGoal® Balanced Growth Portfolio	LifeGoal® Income and Growth Portfolio	LifeGoal® Income Portfolio
Municipal Securities	✓	✓	✓	✓
Participation Interests	✓	✓	✓	✓
Preferred Stock	✓	✓	✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓
Standby Commitments	✓	✓	✓	✓
Stripped Securities	✓	✓	✓	✓
U.S. Government and Related Obligations	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions that are tied to the payments made on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. These securities, in turn, are either privately placed or publicly offered.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on asset-backed securities that then would be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of asset-backed securities may be difficult to predict and result in greater volatility. Holders of asset- backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets.

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Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may be issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Banker’s acceptances are time drafts drawn on and accepted by banks and are a customary means of effecting payment for merchandise sold in import-export transactions and a general source of financing. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign (mainly European) banks with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Portfolio may make cash contributions to a deposit fund of a bank. The bank then credits to the Portfolio payments at floating or fixed interest rates. A Portfolio also may hold funds on deposit with its custodian for temporary purposes.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the FDIC up to certain specified limits. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important corporate governance matters, and to receive dividend payments, if any, on their holdings. However, ownership of common stock does not entitle owners to participate in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE, AMEX or the Nasdaq Stock Market. Domestic and foreign corporations also may have their shares traded on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange.

Investing in common stocks is subject to certain risks. Stock market risk, for example, is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods of time, perhaps substantially or unexpectedly. Domestic and foreign stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, such as changes in earnings or management, as well as general economic and market factors.

If a corporation is liquidated, the claims of secured and unsecured creditors and owners of debt securities and “preferred” stock take priority over the claims of those who own common stock.

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Investing in common stocks also poses risks applicable to the particular type of company issuing the common stock. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, may be more reliant on singular products or services and are more vulnerable to larger competitors. Common stocks of these types of companies may have a higher potential for gains, but also may be subject to greater risk of loss.

Investing in common stocks also poses risks applicable to a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector. When market conditions favorably affect, or are expected favorably to affect, an industry, the share prices of the common stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the share prices of those companies’ common stocks to decline quickly.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities but typically retain the investment characteristics of debt securities until they have been converted. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar debt securities nor generally are they as sensitive to changes in share price as their underlying common stock.

Investing in convertible securities is subject to certain risks. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses. Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock, even at times when the value of the underlying common stock or other equity security has declined substantially.

In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible debt securities of the same issuer. Some convertible securities are particularly sensitive to changes in interest rates when their predetermined conversion price is much higher than the price for the issuing company’s common stock.

Corporate Debt Securities

Corporate debt securities are fixed income securities typically issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturity dates and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry fixed, variable or floating rates of interest.

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Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend the notes’ maturity. ECNs are issued at a discount rate, with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date, the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated by an NRSRO as investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carries a relatively high degree of risk.

Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Portfolio could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it becomes due. Some corporate debt securities that are rated below investment grade by an NRSRO generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated) securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Custody Receipts and Trust Certificates

Custody receipts and trust certificates are derivative products that evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing interests in those securities. The sponsor generally then will sell the custody receipts or trust certificates in negotiated transactions at varying prices. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities.

Investing in custody receipts and trust certificates is subject to certain risks. Custody receipts and trust certificates generally are subject to the same risks as the securities evidenced by the receipts or certificates. Custody receipts and trust certificates also may be less liquid than the underlying securities.

Derivatives

General

Derivatives are financial instruments whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; forward contracts on securities and securities indices; linked securities and structured products; collateralized mortgage obligations; stripped securities; warrants; swap agreements and swaptions.

A Portfolio may use derivatives for a variety of reasons, including, for example: (i) to enhance its return; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolios securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; and/or (vi) to manage the effective maturity or duration of its portfolio.

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A Portfolio’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Portfolio uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Portfolio. There is also a risk that the derivative will not correlate well with the security for which it is substituting. A Portfolio’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Portfolio to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Portfolio’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Portfolio may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Portfolio may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount of taxes payable by shareholders.

A Portfolio may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

Index or Linked Securities (Structured Products)

General. Indexed or linked securities, also often referred to as “structured products,” are instruments that may have varying combinations of equity and debt characteristics. These instruments are structured to recast the investment characteristics of the underlying security or reference asset. If the issuer is a unit investment trust or other special purpose vehicle, the structuring will typically involve the deposit with or purchase by such issuer of specified instruments (such as commercial bank loans or securities) and/or the execution of various derivative transactions, and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

Indexed and Inverse Floating Rate Securities. A Portfolio may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Portfolio may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Portfolio invests in these types of securities, a Portfolio’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Portfolio will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Portfolio may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Portfolio may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Portfolio may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. A Portfolio may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Portfolio may be required to pay substantial additional margin to maintain the position.

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Credit Linked Securities. Among the income producing securities in which a Portfolio may invest are credit linked securities. The issuers of these securities frequently are limited purpose trusts or other special purpose vehicles that, in turn, invest in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Portfolio may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on or linked to the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and/or principal that a Portfolio would receive. A Portfolio’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. These securities generally are exempt from registration under the Securities Act of 1933. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Commodity-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked or commodity-linked note depend on the performance of one or more market indices, such as the S&P 500 Index, a weighted index of commodity futures such as crude oil, gasoline and natural gas or the market prices of a particular commodity or basket of commodities. Equity-linked securities are short-term or intermediate term instruments having a value at maturity and /or interest rate determined by reference to the market prices of one or more equity securities. At maturity, the principal amount of an equity-linked debt security is often exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index, commodity, currency and equity-linked securities may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Advisor. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Advisor. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad, and certain derivative instruments may be illiquid.

Linked securities are often issued by unit investment trusts. Examples of this include such index-linked securities as S&P Depositary Receipts (SPDRs), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index, and a type of ETF. Because a unit investment trust is an investment company under the 1940 Act, a Portfolio’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. As a holder of interests in a unit investment trust, a Portfolio would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Portfolio would continue to pay its own management and advisory fees and other expenses, as a result of which a Portfolio and its shareholders in effect would be absorbing levels of fees with respect to investments in such unit investment trusts.

Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a

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portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and such equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Investing in structured products and linked securities is subject to certain risks. Because structured products typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products may be structured as a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher rates of return and present greater risks than unsubordinated structured products. Structured products sometimes are sold in private placement transactions and often have a limited trading market.

Investments in “linked” securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Portfolio to utilize linked-securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging market countries, there are certain additional risks associated with such investments.

SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called “creation unit size” and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Portfolio could result in losses on SPDRs.

Futures Contracts and Options on Futures Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of security or other asset called for in the contract at a specified delivery time for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of security or other asset called for in the contract at a specified delivery time at a stated price. The specific securities or other assets delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract was made. A Portfolio may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying security or other asset. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities or other assets currently owned or expected to be acquired by them. Speculators less often own the securities or other assets underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities or other assets. Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the CFTC and the National Futures Association on behalf of the Portfolios, neither the Trust nor any of the individual Portfolios is deemed to be a “commodity pool operator” under the CEA, and, accordingly, they are not subject to registration or regulation as such under the CEA.

Upon entering into futures contracts, in compliance with the SEC’s requirements, cash or liquid securities, equal in value to the amount of a Portfolio’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Portfolio’s custodian.

Unlike when a Portfolio purchases or sells a security, no price is paid or received by a Portfolio upon the purchase or sale of a futures contract, although a Portfolio is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities in order to initiate and maintain open positions in

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futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions, in that futures contract margin does not involve the borrowing of funds by a Portfolio to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying security or other asset) that is returned to a Portfolio upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the relevant futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or other asset fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Portfolio expects to earn interest income on its margin deposits.

Although futures contracts by their terms call for actual delivery or acceptance of securities or other assets (stock index futures contracts or futures contracts that reference other intangible assets do not permit delivery of the referenced assets), the contracts usually are closed out before the settlement date without the making or taking of delivery. A Portfolio may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of taking such action would be to reduce or eliminate the hedge position then currently held by a Portfolio. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of security or other asset with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Portfolio, and a Portfolio realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Portfolio is subject to the Advisor’s ability to predict correctly movements in the direction of interest rates and other factors affecting securities and commodities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Portfolio, therefore, bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

In the event of adverse price movements, a Portfolio would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Portfolio has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

To reduce or eliminate a hedge position held by a Portfolio, a Portfolio may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Portfolio’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions, closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume;

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or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Portfolio may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Portfolio presently could accomplish a similar result to that which it hopes to achieve through the use of interest rate futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling bonds with short maturities and investing in bonds with long maturities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Portfolio, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges – principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; GNMA modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. A Portfolio may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Portfolio may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position in the index. A unit is the current value of the index. A Portfolio may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

There are several risks in connection with the use by a Portfolio of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Portfolio’s portfolio securities sought to be hedged.

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index (the Index). This Index is composed of forty term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The forty prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on

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which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

Options on Futures Contracts. A Portfolio may purchase and write call and put options on those futures contracts that it is permitted to buy or sell. A Portfolio may use such options on futures contracts in lieu of writing options directly on the underlying securities or other assets or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.

A Portfolio will enter into written options on futures contracts only when, in compliance with the SEC’s requirements, cash or liquid securities equal in value to the underlying security’s or other asset’s value (less any applicable margin deposits) have been deposited in a segregated account. A Portfolio will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Investments in futures options involve some of the same risks that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. There may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Portfolio when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Portfolio because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Successful use of index futures by a Portfolio is also subject to the Advisor’s ability to predict correctly movements in the direction of the market. It is possible that, for example, where a Portfolio has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in a Portfolio’s portfolio may decline. If this occurred, a Portfolio would lose money on the futures and also experience a decline in the value of its portfolio securities, as a Portfolio’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Portfolio. Inasmuch as a Portfolio’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Portfolio bears the risk that the prices of its securities being hedged will not move to the same extent as do the prices of its put options on the stock indices. It is also possible that, if a Portfolio has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Portfolio will lose part or all of the benefit of the increased values of those securities that it has hedged, because it will have offsetting losses in its futures positions. In addition, in such situations, if a Portfolio has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market, and also because of the imperfect correlation between movements in an index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

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There is also the risk of loss by a Portfolio of margin deposits in the event of bankruptcy of a broker with whom a Portfolio has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Index Futures Contracts. A Portfolio may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

There are various risks in connection with the use by a Portfolio of index futures as a hedging device. For example, a risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Portfolio’s portfolio securities sought to be hedged; there can be no assurance that the Advisor will be successful in doing so.

Use by Tax-Exempt Portfolios of Interest Rate and U.S. Treasury Security Futures Contracts and Options. A Portfolio investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Stock Options and Stock Index Options

A Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (OCC). Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

There is a key difference between stock options and stock index options in connection with their exercise. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the

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case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or a narrower market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

The successful use of a Portfolio’s options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly. When it purchases an option, a Portfolio runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Portfolio exercises the option or enters into a closing sale transaction for such option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Portfolio will lose part or all of its investment in the option. This contrasts with an investment by a Portfolio in the underlying securities, since a Portfolio may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Portfolio’s ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Portfolio will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that a Portfolio will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, a Portfolio could no longer engage in closing transactions. The writer in such circumstances would be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Portfolio expires unexercised, a Portfolio will realize a loss equal to the premium paid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Disruptions in the markets for the securities underlying options purchased or sold by a Portfolio could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Portfolio as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at a time when trading in the option has also been halted, a Portfolio as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Portfolio has expired, a Portfolio could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Dealer (Over-the-Counter) Options. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While a Portfolio might look to a clearing corporation to exercise exchange-traded options, if a Portfolio purchases a dealer option it must rely on the selling dealer to perform if a Portfolio exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by a Portfolio as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options more often may not. Consequently, a Portfolio can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Portfolio writes a dealer option, a Portfolio

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can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Portfolio seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with a Portfolio, no assurance exists that a Portfolio will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Portfolio, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Portfolio may be unable to liquidate a dealer option. With respect to options written by a Portfolio, the inability to enter into a closing transaction may result in material losses to a Portfolio. For example, because a Portfolio must maintain a secured position with respect to any call option on a security it writes, a Portfolio may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Portfolio’s ability to sell portfolio securities at a time when such sale might be advantageous.

A Portfolio generally will treat purchased dealer options as illiquid securities. A Portfolio may treat the cover used for written dealer options as liquid if the dealer agrees that a Portfolio may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option.

Writing covered options. A Portfolio may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with a Portfolio’s investment goal and policies. Call options written by a Portfolio give the purchaser the right to buy the underlying securities from a Portfolio at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Portfolio at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

A Portfolio may write only covered options, which means that, so long as a Portfolio is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Portfolio will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, a Portfolio will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Portfolio may write combinations of covered puts and calls (straddles) on the same underlying security.

A Portfolio will receive a premium from writing a put or call option, which increases a Portfolio’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, a Portfolio limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Portfolio assumes the risk that it may be required to purchase the underlying security for an exercise price higher than the security’s then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Portfolio’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Portfolio’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Portfolio realizes a profit or loss from a closing purchase transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Portfolio writes a call option but does not own the underlying security, and when it writes a put option, a Portfolio may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Portfolio may also have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

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Purchasing put options. A Portfolio may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Portfolio, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Portfolio will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.
Purchasing call options. A Portfolio may purchase call options to hedge against an increase in the price of securities that a Portfolio wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Portfolio, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Portfolio might have realized had it bought the underlying security at the time it purchased the call option.

Swap Agreements

Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Portfolio’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Portfolio may enter into a variety of swap agreements, including interest rate, index, commodity, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Portfolio also may enter into swaptions, which are options to enter into a swap agreement.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Portfolio’s investment exposure from one type of investment to another. For example, if a Portfolio agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Portfolio’s exposure to long-term interest rates. Another example is if a Portfolio agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Portfolio’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Portfolio’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Portfolio’s investments and its share price and yield. Additionally, whether a Portfolio’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the

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change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Portfolio. If a swap agreement calls for payments by a Portfolio, a Portfolio must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Portfolio. A Portfolio will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. A Portfolio may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Portfolio may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Portfolio. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Portfolio may be either the buyer or seller in the transaction. If a Portfolio is a buyer and no credit event occurs, a Portfolio may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Portfolio had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Portfolio will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

Equity Swaps. A Portfolio may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

The values of equity swaps can be very volatile. To the extent that the Advisor does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Portfolio may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Portfolio may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Portfolio’s portfolio because, in addition to its total net assets, a Portfolio would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Portfolio thereunder, and conversely, that a Portfolio will not be able to meet its obligation to the counterparty. Generally, a Portfolio will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Portfolio receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if

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any, of a Portfolio’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Portfolio. If the total return swap transaction is entered into on other than a net basis, the full amount of a Portfolio’s obligations will be accrued on a daily basis, and the full amount of a Portfolio’s obligations will be segregated by a Portfolio in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Portfolio initially to make an equivalent direct investment, plus or minus any amount a Portfolio is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

Dollar Rolls

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar (same collateral type, coupon and maturity) securities on a specified future date and price. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Portfolio foregoes principal and interest paid on the securities during the “roll” period. A Portfolio is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities as well as the interest earned on the cash proceeds of the initial sale.

Dollar rolls involve the risk that the market value of the securities a Portfolio is obligated to repurchase may decline below the repurchase price or that the transaction costs may exceed the return earned by a Portfolio from the transaction. Dollar rolls also involve risk to a Portfolio if the other party should default on its obligation and a Portfolio is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Portfolio’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Portfolio’s obligation to repurchase the securities. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction.

Foreign Currency Transactions

Foreign currency transactions may be used to protect, to some extent, against uncertainty in the level of future currency exchange rates by establishing a fixed exchange rate. Foreign currency transactions may involve the purchase or sale of foreign currencies on a “spot” (cash) basis at the prevailing exchange rate or may involve “forward contracts” that allow a Portfolio to purchase or sell foreign currencies at a future date. Forward contracts may be used for “transaction hedging,” “position hedging” and “cross-hedging.” A Portfolio may use forward sale contracts to sell an amount of a foreign currency approximating the value of a Portfolio’s securities denominated in the foreign security when that foreign currency suffers a substantial decline against the U.S. dollar. A Portfolio may use forward purchase contracts to purchase a foreign currency when it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized if the value of the hedged currency increases.

Transaction hedging may allow a Portfolio to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest rate payment in a foreign currency. A Portfolio may use transaction hedging to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging may allow a Portfolio to protect against an adverse change in the relationship between the U.S. dollar and the applicable foreign currencies in which its portfolio securities are denominated. A Portfolio may use position hedging when it is believed that the U.S. dollar may suffer a decline against the foreign currency by entering into a forward purchase contract to purchase that foreign currency for a fixed dollar amount.

Cross-hedging may allow a Portfolio to enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall if there is a decline in the U.S. dollar value of the currency in which a Portfolio’s securities are denominated.

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A Portfolio also may purchase exchange-listed and over-the-counter call and put options on foreign currencies and foreign currency contracts. Options on foreign currencies and foreign currency contracts give the holder a right to buy or sell the underlying foreign currencies or foreign currency contracts for a specified period of time and for a specified amount. The value of an option on foreign currencies or foreign currency contracts reflects the value of an exchange rate, which depends on the relative values of the U.S. dollar and the relevant foreign currency.

Engaging in foreign currency transactions is subject to certain risks. For example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the dollar value of any securities held by a Portfolio denominated in that currency. It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract, which may make it necessary for a Portfolio to purchase additional foreign currency on the spot market if the market value of the security being hedged is less than the amount of foreign currency a Portfolio is obligated to deliver at the time a Portfolio sells the security being hedged. The value of any currency, including the U.S. dollar, may be affected by political and economic factors applicable to the issuer’s country. The exchange rates of currencies also may be affected adversely by governmental actions. Transaction, position and cross-hedging do not eliminate fluctuations in the underlying prices of securities that a Portfolio owns or intends to purchase or sell and may limit the amount of potential gain that might result from the increase in value of the currency being hedged. Settlement procedures relating to a Portfolio’s foreign currency transactions may be more complex than those relating to investments in securities of U.S. issuers.

Foreign Securities

Foreign securities include debt, equity and derivative securities that the Advisor determines are “foreign” based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors.

Foreign securities may include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are U.S. dollar-denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency-denominated receipts issued in Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Portfolio may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.

Investing in foreign securities is subject to certain risks. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies or U.S. dollars, without a change in the intrinsic value of those securities. Additionally, the U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Portfolio may attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies by purchasing and selling forward foreign currency exchange contracts and foreign currency futures contracts and related options. Foreign securities may be less liquid than domestic securities so that a Portfolio may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. A Portfolio may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which would reduce the amount of income and capital gains available to distribute to a Portfolio’s shareholders. Other risks include: possible

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delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; adverse impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those mandated for domestic companies.

Risks associated with investments in foreign securities are increased with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

Guaranteed Investment Contracts (Portfolioing Agreements)

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, a Portfolio may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Portfolio payments at negotiated, floating or fixed interest rates. A Portfolio will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Portfolio on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

Illiquid Securities

Illiquid securities are defined by the Portfolio consistent with SEC staff’s current guidance and interpretations which provides that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Subject to its investment policies, a Portfolio may invest in illiquid investments and may invest in certain restricted securities that are deemed to be liquid securities.

Investments in Other Investment Companies

Investing in other investment companies may be a means by which a Portfolio seeks to achieve its investment objective. A Portfolio may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, the rules and regulations thereunder and any exemptive orders currently or in the future obtained by a Portfolio from the SEC.

The 1940 Act generally requires that a Portfolio limit its investments in another investment company or series thereof so that, as determined at the time a securities purchase is made: (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a Portfolio or by companies controlled by the Portfolio. Such other investment companies may include exchange-traded funds (ETFs), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries.

Investing in other investment companies is subject to certain risks. Although a Portfolio may derive certain advantages from being able to invest in shares of other investment companies, such as to be fully invested, there may be potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Portfolio and its shareholders. A shareholder may be charged fees not only on Portfolio shares held directly but also on the investment company shares that a Portfolio purchases.

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In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry on which the ETF relates. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

Under the 1940 Act and rules and regulations thereunder, a Portfolio may purchase shares of other affiliated Columbia Funds, including the Money Market Portfolios, subject to certain conditions. Investing in affiliated Portfolios may present certain actual or potential conflicts of interest. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest.

Low and Below Investment Grade Securities

Low and below investment grade securities (below investment grade securities are also known as “junk bonds”) are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s), that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by Moody’s) or that are unrated but determined by the Advisor to be of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications or similar events, are more speculative in nature than securities with higher ratings and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of one or more NRSROs, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities.

Investing in low and below investment grade securities and comparable unrated securities is subject to certain risks. The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Portfolio may be more dependent on the Advisor’s credit analysis with respect to these types of securities than is the case for more highly rated securities.

The market values of certain low and below investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than are the market value of more highly rated securities. In addition, issuers of low and below investment grade and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is greater for low and below investment grade and comparable unrated securities than it is for higher rated securities because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A Portfolio may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Portfolio’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating portfolio net asset value; and (ii) sell the securities at fair market value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (i) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; (ii) funding agreements; (iii) repurchase agreements; (iv)

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obligations of the United States, foreign countries and supranational entities, and each of their subdivisions, agencies and instrumentalities; and (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or its instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Mortgage-Backed Securities

Mortgage-backed securities are a type of asset-backed security and represent interests in, or debt instruments backed by, pools of underlying mortgages. In some cases, these underlying mortgages may be insured or guaranteed by the U.S. Government or its agencies. Mortgage-backed securities entitle the security holders to receive distributions that are tied to the payments made on the underlying mortgage collateral (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying mortgage collateral effectively pass through to such security holders. Mortgage-backed securities are created when mortgage originators (or mortgage loan sellers who have purchased mortgage loans from mortgage loan originators) sell the underlying mortgages to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying mortgage loans, and have a minimum denomination and specific term. The securities, in turn, are either privately placed or publicly offered.

Mortgage-backed securities may be issued or guaranteed by the Government National Mortgage Association (also known as Ginnie Mae or GNMA), the Federal National Mortgage Association (also known as Fannie Mae or FNMA), or the Federal Home Loan Mortgage Corporation (also known as Freddie Mac or FHLMC), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its stock nor the securities it issues are insured or guaranteed by the U.S. Government. FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, “repackages” them and provides certain guarantees. FHLMC’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Mortgage-backed securities issued by FHLMC are not guaranteed as to timely payment of interest and principal by the U.S. Government.

Collateralized mortgage obligations (CMOs) are debt obligations issued by special-purpose trusts, collateralized by underlying mortgage assets. Principal prepayments on underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Real estate mortgage investment conduits (REMICs) are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.

Investing in mortgage-backed securities is subject to certain risks, including, among others, prepayment, market and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages more quickly than expected, which may affect the security’s average maturity and rate of return. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages also may be affected by home value appreciation, ease of the refinancing process and local economic conditions, among other factors. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities can be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity

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of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, which in turn may decrease their value. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. Government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions.

Municipal Securities

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Municipal securities can be classified into two principal categories, including “general obligation” bonds and other securities and “revenue” bonds and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Municipal securities also may include “moral obligation” securities, which normally are issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the governmental entity that created the special purpose public authority.

Municipal securities may include municipal bonds, municipal notes and municipal leases. Municipal bonds are debt obligations of a governmental entity that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity.

Municipal notes may be issued by governmental entities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the relevant fiscal period. Municipal notes generally have maturities of one year or less. Municipal notes can be subdivided into two sub-categories: (i) municipal commercial paper and (ii) municipal demand obligations.

Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold, for example, to meet seasonal working capital or interim construction financing needs of a governmental entity or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

Municipal demand obligations can be subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which a Portfolio may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes generally provide that interest rates are adjustable at intervals ranging from daily to six months.

Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes. Although there is no secondary market for master demand obligations, such obligations are considered by a Portfolio to be liquid because they are payable upon demand.

Municipal lease obligations are participations in privately arranged loans to state or local government borrowers. In general, such loans are unrated, in which case they will be determined by the Advisor to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Portfolio. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not

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easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender.

Although lease obligations do not constitute general obligations of the municipal issuer to which the government’s taxing power is pledged, a lease obligation ordinarily is backed by the government’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a periodic basis. In the case of a “non-appropriation” lease, a Portfolio’s ability to recover under the lease in the event of non-appropriation or default likely will be limited to the repossession of the leased property in the event that foreclosure proves difficult.

Tender option bonds are municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates that is coupled with the agreement of a third party, such as a bank, broker/dealer or other financial institution, to grant the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. The financial institution receives periodic fees equal to the difference between the municipal security’s coupon rate and the rate that would cause the security to trade at face value on the date of determination.

Investing in municipal securities is subject to certain risks. There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different rates of return while municipal securities of the same maturity and interest rate with different ratings may have the same rate of return.

The payment of principal and interest on most municipal securities purchased by a Portfolio will depend upon the ability of the issuers to meet their obligations. Each state, each of their political subdivisions, municipalities, and public authorities, as well as the District of Columbia, Puerto Rico, Guam, and the Virgin Islands, is a separate “issuer.” An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

There are particular considerations and risks relevant to investing in a portfolio of a single state’s municipal securities, such as the greater risk of the concentration of portfolio holdings.

The Portfolio purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Portfolio, you may be required to file an amended tax return as a result.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “packaged” by an intermediary, such as a bank or broker/dealer. Participation interests typically are issued by partnerships or trusts through which a Portfolio receives principal and interest payments that are passed through to the holder of the participation interest from the payments made on the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, as an initial purchaser, which are passed through to purchasers in the secondary market, such as a Portfolio. Mortgage-backed securities are a common type of participation interest.

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Loan participations also are a type of participation interest. Loan participations are interests in loans that are administered by a lending bank or agent for a syndicate of lending banks and sold by the bank or syndicate members.

Investing in participation interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if a Portfolio had purchased a direct obligation of the borrower. A Portfolio also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent.

Preferred Stock

Preferred stock represents units of ownership of a corporation that frequently have dividends that are set at a specified rate. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond.

Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. Shares typically are bought and sold at face values generally ranging from $100,000 to $500,000 per share. The potential benefits of APS include:

•	Reduced interest rate risk: Because these securities generally reset within a short period of time, the exposure to interest rate risk is somewhat mitigated.

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Preservation of principal: The frequency of the dividend reset provisions makes APS an attractive cash management instrument. The auction reset mechanism generally assures that the shares will trade at par on the auction date. For those that reset frequently, the share price is not expected to fluctuate from par; however, the reset rate may reflect factors such as market conditions, demand and supply for a particular credit confidence in the issuer.

•	Credit quality: Most corporate APS carry an investment grade credit rating from both Moody’s and S&P; municipal APS typically carry the highest credit rating from both Moody’s and S&P (Aaa/AAA).

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

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Failed auction: Such a breakdown of the auction process is unlikely; however, in the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectuses and typically is influenced by the issuer’s credit rating. In a failed auction, current shareholders generally are unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder may hold his or her shares until the next auction. Should there not be subsequent auctions that “cure” the failed process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: Although unlikely, the preferred shares are redeemable at any time, at the issuer’s option, at par plus accrued dividends.

Investing in preferred stock is subject to certain risks. For example, stock market risk is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and decline based on factors specific to each corporation, such as changes in earnings or management.

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Investing in preferred stock also may involve the risks applicable to investing in a particular company. For example, stocks of smaller companies tend to have greater price fluctuations than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Stocks of these companies may have a higher potential for gains but also are subject to greater risk of loss.

Investing in preferred stock also may involve the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ stock to decline.

Private Placement and Other Restricted Securities

Private placement securities are securities that have been privately placed and are not registered under the 1933 Act. They are eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other “restricted” securities often cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale.

Private placements typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Portfolio could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Portfolio’s net asset value due to the absence of a trading market.

Real Estate Investment Trusts and Master Limited Partnerships

REITs are entities that either own properties or make construction or mortgage loans and also may include operating or finance companies. An equity REIT generally holds equity positions in real estate and seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage REIT generally specializes in lending money to owners of properties and passes through any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and the oil and gas industries, but they also may finance motion pictures, research and development and other projects.

REITs are subject to certain risks associated with direct ownership of real estate, including, for example, declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs also may be subject to interest rate risk. In general, increases in interest rates will decrease the value of high-yield securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for preferential tax treatment under the Code, which adversely could affect dividend payments. REITs also may not be diversified.

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Investing in master limited partnerships generally is subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks include those associated with the specific industries in which a master limited partnership invests, such as the risks associated with investing in the real estate or oil and gas industries.

Repurchase Agreements

Repurchase agreements are agreements under which a Portfolio acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and a Portfolio to resell such security at a fixed time and price (representing a Portfolio’s cost plus interest). Repurchase agreements also may be viewed as loans made by a Portfolio that are collateralized by the securities subject to repurchase. A Portfolio typically will enter into repurchase agreements only with commercial banks, registered broker/dealers and the Fixed Income Clearinghouse Corporation, and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest.

Repurchase agreements generally are subject to counterparty risk. If a counterparty defaults, a Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale and accrued interest are less than the resale price provided in the repurchase agreement including interest. In addition, if a seller becomes involved in bankruptcy or insolvency proceedings, a Portfolio may incur delays and costs in selling the underlying security, or may suffer a loss of principal and interest if, for example, a Portfolio is treated as an unsecured creditor and is required to return the underlying collateral to the seller or its assigns.

Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Portfolio sells a security subject to the obligation of a buyer to resell and a Portfolio to repurchase such security at a fixed time and price. Reverse repurchase agreements also may be viewed as borrowings made by a Portfolio.

Reverse repurchase agreements involve the risk that the market value of the securities a Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Portfolio’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Portfolio’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Portfolio is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Standby Commitments

Standby commitments are securities under which a purchaser, usually a bank or broker/dealer, agrees to purchase, for a fee, an amount of a Portfolio’s municipal obligations. The amount payable by a bank or broker/dealer to purchase securities subject to a standby commitment typically will be substantially the same as the value of the underlying municipal securities. A Portfolio may pay for standby commitments either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a commitment.

Using standby commitments is subject to certain risks. Standby commitments are subject to the risk that a counterparty will not fulfill its obligation to purchase securities subject to a standby commitment.

Stripped Securities

Stripped securities are securities that evidence ownership in either the future interest or principal payments on an instrument. There are many different types and variations of stripped securities. For example, separately traded interest and principal securities, or STRIPS, can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through DTC, a clearing agency registered pursuant to Section 17A of the Securities Exchange Act of 1934, as amended, and created to hold securities for its participants, and to facilitate the clearance and

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settlement of securities transactions between participants through electronic computerized book-entries, thereby eliminating the need for physical movement of certificates. TIGERS are Treasury securities stripped by brokers. Stripped mortgage-backed securities, or SMBS, also can be issued by the U.S. Government or its agencies.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common types of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, a Portfolio may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable, or floating, rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula.

Investing in variable- and floating-rate obligations is subject to certain risks. Variable- and floating-rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Variable- and floating-rate obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a variable- or floating rate obligation defaults, a Portfolio could sustain a loss to the extent of such default.

Warrants and Rights

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.

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Warrants and rights may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights, such as when there is no movement in the market price or the market price of such securities declines.

When-Issued, Delayed Delivery and Forward Commitment Transactions

When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by a Portfolio, with payment and delivery taking place in the future. When engaging in when-issued, delayed delivery and forward commitment transactions, a Portfolio typically will hold cash or liquid securities in a segregated account in an amount equal to or greater than the purchase price. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that a Portfolio agrees to purchase the securities. A Portfolio generally will enter into when-issued, delayed delivery and forward commitment transactions only with the intention of completing such transactions. However, the Advisor may determine not to complete a transaction if it deems it appropriate. In such cases, a Portfolio may realize short-term gains or losses.

When-issued, delayed delivery and forward commitment transactions involve the risks that the securities purchased may fall in value by the time they actually are issued or that the other party may fail to honor the contract terms. A Portfolio that invests in delayed delivery securities may rely on a third party to complete the transaction. Failure by a third party to deliver a security purchased on a delayed delivery basis may result in a financial loss to a Portfolio or the loss of an opportunity to make an alternative investment.

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. These securities include, among others, zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGERs (Treasury Investor Growth Receipts) or STRIPS (Separate Trading of Registered Interest and Principal of Securities). Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages are generally structured in the same fashion as zero-coupon bonds; the certificate of deposit holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities holders generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

Investing in zero-coupon, pay-in-kind and step-coupon securities is subject to certain risks, including that market prices of zero-coupon, pay-in-kind step-coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are volatile. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than interest paying bonds.

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Borrowings

Each Portfolio has a fundamental policy with respect to borrowing that can be found under the heading About the Portfolios’ Investments – Fundamental and Non-Fundamental Investment Policies. Specifically, each Portfolio may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolios. In general, pursuant to the 1940 Act, a Portfolio may borrow money only from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount must be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

The Portfolios participate in committed and uncommitted lines of credit (Lines of Credit). Any advance under the Lines of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely sale of portfolio securities. It is possible that a Portfolio may wish to borrow money under the uncommitted line of credit for a temporary or emergency purpose but may not be able to do so.

As noted above under the heading About the Portfolios’ Investments – Exemptive Orders, pursuant to an exemptive order from the SEC, a Portfolio may, subject to certain conditions, borrow money from other funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Portfolio investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Short Sales

A Portfolio may engage in short sales that are not “against the box,” which are sales by a Portfolio of securities or commodity futures contracts that it does not own in hopes of purchasing the same security at a later date at a lower price. The technique is also used to protect a profit in a long-term position in a security or commodity futures contract. To make delivery to the buyer, a Portfolio must borrow or purchase the security. If borrowed, a Portfolio is then obligated to replace the security borrowed from the third party, so a Portfolio must purchase the security at the market price at a later time. If the price of the security has increased during this time, then a Portfolio will incur a loss equal to the increase in price of the security from the time of the short sale plus any premiums and interest paid to the third party. (Until the security is replaced, a Portfolio is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, a Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.)

Short sales by a Portfolio that are not made “against the box” create opportunities to increase a Portfolio’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Because a Portfolio in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, a Portfolio’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a Portfolio may be required to pay in connection with the short sale. Short sales could potentially involve unlimited loss, as the market price of securities sold short may continually increase, although a Portfolio can mitigate any such losses by replacing the securities sold short. Under adverse market conditions, a Portfolio might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. There is also the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Portfolio.

A Portfolio will sometimes sell securities short when it owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.” If a Portfolio makes a short sale “against the box,” it would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Portfolio will deposit in escrow in a separate account with the custodian

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an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Portfolio can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by a Portfolio, because a Portfolio might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Short sales “against the box” entail many of the same risks and considerations described above regarding short sales not “against the box.” However, when a Portfolio sells short “against the box” it typically limits the amount of securities that it has leveraged. A Portfolio’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the Advisor believes that the price of a security may decline, causing a decline in the value of a security owned by a Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in a Portfolio’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities a Portfolio owns, either directly or indirectly, and, in the case where a Portfolio owns convertible securities, changes in the investment values or conversion premiums of such securities. Short sales may have adverse tax consequences to a Portfolio and its shareholders.

A Portfolio’s successful use of short sales also will be subject to the ability of the Advisor to predict movements in the directions of the relevant market. A Portfolio therefore bears the risk that the Advisor will incorrectly predict future price directions. In addition, if a Portfolio sells a security short, and that security’s price goes up, a Portfolio will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that a Portfolio will not incur significant losses in such a case.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless a Portfolio’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

Lending Securities

Securities lending refers to the lending of a Portfolio’s portfolio securities. Subject to its investment policies described above and in the prospectuses, a Portfolio may make secured loans of its portfolio securities to broker/dealers and other institutional investors. Securities loans are made pursuant to agreements that require that loans be secured continuously by collateral in cash or short-term debt obligations at least equal to the value of the securities loaned. A Portfolio retains all or a portion of the interest received on investment of cash collateral, or receives a fee from the borrower where collateral is provided in the form of short-term debt obligations. A borrower will pay to a Portfolio an amount equal to any dividends or interest received on securities loaned, but a Portfolio typically will pay for lending fees and related expenses from interest earned on investments of cash collateral. Although voting rights, or rights to consent, with respect to loaned securities pass to a borrower, a Portfolio retains the right to call the loans at any time on reasonable notice, and may do so in order to vote upon matters affecting, or to sell, the loaned securities.

Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default. There also is a risk of possible delay in the recovery of loaned securities or possible loss of rights in the collateral if a borrower fails financially.

Temporary Defensive Positions

Each Portfolio may temporarily invest in money market instruments or hold cash while it is investing defensively. It may do so without limit, when the Advisor: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Portfolio engages in such strategies, it may not achieve its investment objective.

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See also About the Portfolios’ Investments – Permissible Investments and Related Risks – Money Market Instruments.

Portfolio Turnover

A change in the securities held by a Portfolio is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Portfolio’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

For each Portfolio’s portfolio turnover rate, see the Financial Highlights section in the prospectuses for that Portfolio.

Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of the Columbia Funds’ portfolio holdings. These policies and procedures are designed to ensure that disclosure of information regarding the Columbia Funds’ portfolio securities is in the best interests of Columbia Fund shareholders and to address conflicts between the interests of Columbia Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Columbia Fund, on the other. These policies and procedures provide that Columbia Funds portfolio holdings information generally may not be disclosed to any party prior to the earlier of: (i) the business day next following the posting of such information on the Columbia Funds’ website, if applicable, or (ii) the time a Columbia Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The policies and procedures prohibit the Advisor and the Columbia Funds’ other service providers from entering into any agreement to disclose Columbia Fund portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of Columbia Funds and include some variations tailored to the different categories of Columbia Funds. Accordingly, some of the provisions described below do not apply to the Columbia Fund(s) covered by this SAI. The Advisor also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Public Disclosures

The Columbia Funds’ portfolio holdings currently are disclosed to the public through required filings with the SEC and on the Columbia Funds’ website. This information is available on the Columbia Funds’ website as described below.

•	For equity, convertible, balanced and asset allocation Columbia Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.

•	For fixed income Columbia Funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.

•	For Money Market Funds, a complete list of portfolio holdings as of a month-end is posted approximately the fifth business day after such month-end.

The Columbia Funds also disclose their largest holdings, as a percent of the market values of the Columbia Funds’ portfolios, as of month-end on their website, generally within 15 days after such month-end. The equity Columbia Funds post their largest 10-15 holdings, the balanced Columbia Funds post their largest 5 equity holdings, and certain fixed income Columbia Funds post their top 5-15 holdings.

The scope of the information that is made available on the Columbia Funds’ website pursuant to the Columbia Funds policies relating to a Columbia Fund’s portfolio may change from time to time without prior notice.

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The Columbia Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Columbia Fund’s fiscal year). Shareholders may obtain each Columbia Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Funds’ website. In addition, each Columbia Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 800.SEC.0330 for information about the SEC’s website or the operation of the public reference room.

With respect to variable insurance trusts in the Columbia Funds Family, holdings information is disclosed no earlier than the time such information is filed in a publicly available SEC filing required to include such information.

The Columbia Funds, the Advisor and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Columbia Funds’ website or no earlier than the time a Columbia Fund files such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Columbia Funds’ policies and procedures provide that no disclosures of the Columbia Funds’ portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the Columbia Funds have a legitimate business purpose for making such disclosure, (ii) the Columbia Funds’ President and Chief Executive Officer authorizes such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Advisor; (ii) any conflicts of interest between the interests of Columbia Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Columbia Fund, on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that otherwise is unlawful.

In addition, the Columbia Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the Columbia Funds with their day-to-day business affairs. In addition to the Advisor and its affiliates, these service providers include each Columbia Fund’s sub-advisor(s) (if any), the Columbia Funds’ independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Columbia Funds. The Columbia Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Columbia Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

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The Columbia Funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Columbia Funds’ President and Chief Executive Officer. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Electra Information Systems	None	Use for trade reconciliation purposes.	Daily

Standard & Poor’s	None	Use to maintain ratings for certain Money Market Funds.	Weekly

InvestorTools, Inc.	None	Access granted solely for the purpose of testing back office conversion of trading systems.	Real time

ING Insurance Company	None	Access granted for specific Columbia Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly

Glass-Lewis & Co.	None	Access in connection with testing the firm’s proxy services.	Daily

CMS Bondedge	None	Access when assisting in resolving technical difficulties with application used by the Advisor’s Fixed Income Portfolio Management team as an analytical and trading tool.	Ad hoc

Linedata Services, Inc.	None	Access when assisting in resolving technical difficulties with the software for the LongView Trade Order Management System.	Ad hoc

JP Morgan	None	Access to provide the Advisor’s High Yield portfolio management team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly

Malaspina Communications	None	Use to facilitate writing, publishing and mailing Columbia Fund shareholder reports and communications including shareholder letter and management’s discussion of Columbia Fund performance.	Quarterly

Data Communique	None	Use to automate marketing materials. Vendor receives top holdings information to populate data in fact sheet templates.	Quarterly

Evare LLP	None	Use for standardizing and reformatting data according to the Advisor’s specifications for use in the reconciliation process.	Daily

Factset Data Systems, Inc.	None	Use for provision of quantitative analytics, charting and fundamental data to the Advisor.	Daily

RR Donnelley/WE Andrews	None	Access as printers for the Columbia Funds’ prospectuses, supplements, SAIs, fact sheets and brochures.	Monthly

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Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Merrill and Bowne	None	Access as printers for the Columbia Funds’ prospectuses, supplements and SAIs.	Monthly

Merrill Corporation	None	Use to provide fulfillment of the Columbia Funds’ prospectuses, supplements, SAIs and sales materials.	Monthly

Citigroup	None	Access when assisting in resolving technical difficulties with Yield Book, an analytic software program that the Advisor uses to perform ongoing risk analysis and management of certain fixed income Columbia Funds and fixed income separately managed accounts.	Daily

Mellon Analytical Solutions	None	Use to provide portfolio characteristics to assist in performance reviews and reporting.	Monthly

Eagle Investment Systems Corp./ FT Interactive Systems Corp	None	Eagle is the Portfolio Accounting System for Causeway Capital Management LLC, the investment sub-advisor to certain of the Columbia Funds (Causeway).	Daily

Bloomberg Trade Order Management System	None	Bloomberg is the portfolio trading system for Causeway; holdings data needs is loaded into Bloomberg.	Daily

Institutional Shareholder Services (ISS)	None	ISS is a proxy voting research and record keeping service used by Causeway to vote proxies for certain of the Columbia Funds. ISS needs the portfolio holdings to provide Causeway with proxy ballots, research and record keeping services so that Causeway may timely and accurately vote and record proxies for certain of the Columbia Funds.	Daily

Cogent Consulting LLC	None	To facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily

Moody’s Investors Service	None	Ongoing portfolio surveillance for ratings they maintain on the Money Market Funds.	Monthly

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INVESTMENT ADVISORY AND OTHER SERVICES

The Advisor and Investment Advisory Services

The Advisor (which is also the Administrator) has been a registered investment advisor since 1995. The Advisor is a wholly owned subsidiary of Columbia Management Group, LLC, which is the primary investment division of Bank of America. The Advisor and Columbia Management Group, LLC are located at 100 Federal Street, Boston MA 02110.

Services Provided

Pursuant to the terms of the Investment Advisory Agreement, the Advisor is responsible for the overall management and supervision of the investment management of each Portfolio. The Advisor performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Portfolio.

The Investment Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Advisor shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Advisory Agreement became effective with respect to each Portfolio after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Advisory Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Investment Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Portfolio at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Portfolio) or by the Advisor on 60 days’ written notice.

The Advisor pays all salaries of officers of the Trust, except for the CCO, a portion of whose salary is paid by the Columbia Funds. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, shareholder servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Portfolio prospectuses to shareholders. The Distributor pays the cost of printing and distributing all other prospectuses.

Advisory Fee Rates and Fees Paid

The Portfolios pay the Advisor an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement, and as shown in the section entitled Management of the Portfolio – Primary Service Providers in each Portfolio’s prospectuses. The fee is calculated as a percentage of the average daily net assets of each Portfolio and is paid monthly. The Advisor also may pay amounts from its own assets to the Distributor and/or to selling and/or servicing agents for services they provide.

The Advisor received fees from the Portfolios for its services as reflected in the following chart, which shows the advisory fees paid to the Advisor and the advisory fees waived/reimbursed by the Advisor, where applicable, for the three most recently completed fiscal periods.

Advisory Fees Paid by the Portfolios

Portfolio	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
LifeGoal® Growth Portfolio
Advisory Fee Paid	$1,549,618	$1,124,041	$807,668
Amount Waived by the Advisor	—	—	—
Amount Reimbursed by the Advisor	—	—	—

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Advisory Fees Paid by the Portfolios
Portfolio	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
LifeGoal® Balanced Growth Portfolio
Advisory Fee Paid	$2,318,180	$1,994,103	$1,567,442
Amount Waived by the Advisor	—	—	—
Amount Reimbursed by the Advisor	—	—	—
LifeGoal® Income and Growth Portfolio
Advisory Fee Paid	$530,287	$528,011	$487,143
Amount Waived by the Advisor	—	—	—
Amount Reimbursed by the Advisor	—	—	—
LifeGoal® Income Portfolio
Advisory Fee Paid	$19,142	$31,376	$49,851
Amount Waived by the Advisor	$3,389	$6,234	$9,970
Amount Reimbursed by the Advisor	$139,832	$106,213	$193,624

Portfolio Manager(s)

The following provides additional information about the portfolio manager(s) of the Advisor who are responsible for making the day-to-day investment decisions for the Portfolios. As described in the Management of the Portfolio – Primary Service Providers section of each Portfolio’s prospectuses, the portfolio manager(s) of the Advisor who are responsible for the Portfolios are:

Portfolio Manager(s) of the Advisor

Portfolio Manager	Portfolio
Vikram Kuriyan	LifeGoal® Growth Portfolio
Vikram Kuriyan	LifeGoal® Balanced Growth Portfolio
Vikram Kuriyan	LifeGoal® Income and Growth Portfolio
Vikram Kuriyan	LifeGoal® Income Portfolio

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Compensation

The Advisor’s portfolio managers received their compensation from the Advisor and its parent company, Columbia Management Group, LLC, in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager’s three and five year performance. The Advisor also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Performance Benchmarks

Portfolio Manager	Benchmarks
Vikram Kuriyan	Russell 2000 Growth Index Russell 1000 Index Russell 1000 Value Index Lehman Aggregate Bond Index S&P 500 Index S&P Mid Cap 400 Index S&P Small Cap 600 Index

The size of the overall bonus pool each year is determined by Columbia Management Group, LLC and depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor’s profitability for the year, which is largely determined by assets under management.

Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the portfolio manager(s) of the Advisor managed, as of March 31, 2007.

Other Accounts Managed by the Portfolio Manager(s)

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Vikram Kuriyan (a)	25	$10.55 billion	38	$4.70 billion	121	$10.22 billion
Vikram Kuriyan (b)	25	$10.28 billion	38	$4.70 billion	121	$10.22 billion
Vikram Kuriyan (c)	25	$11.06 billion	38	$4.70 billion	121	$10.22 billion
Vikram Kuriyan (d)	25	$11.25 billion	38	$4.70 billion	121	$10.22 billion

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than LifeGoal Growth Portfolio.
(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than LifeGoal® Balanced Growth Portfolio.
(c)	“Other SEC-registered open-end and closed-end funds” represents funds other than LifeGoal® Income and Growth Portfolio.
(d)	“Other SEC-registered open-end and closed-end funds” represents funds other than LifeGoal® Income Portfolio.

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The following table shows the number and assets of the above accounts (or portions of such accounts) for which the advisory fee is based on performance, as of March 31, 2007.

Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Vikram Kuriyan	—	—	—	—	2	$21.96 billion

Ownership of Securities

The table below shows the dollar ranges of shares of each Portfolio beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the Advisor’s portfolio manager(s), as of March 31, 2007.

Portfolio Manager Ownership of the Portfolio as of March 31, 2007

Portfolio Manager	Portfolio	Dollar Range of Equity Securities in the Portfolio Beneficially Owned
Vikram Kuriyan	LifeGoal® Growth Portfolio	$100,001 - $500,000
Vikram Kuriyan	LifeGoal® Balanced Growth Portfolio	$100,001 - $500,000
Vikram Kuriyan	LifeGoal® Income and Growth Portfolio	$50,001 - $100,000
Vikram Kuriyan	LifeGoal® Income Portfolio	$50,001 - $100,000

The Advisor’s Portfolio Managers and Potential Conflicts of Interests

Like other investment professionals with multiple clients, a Portfolio’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Portfolio and other accounts at the same time. The Advisor and the Portfolios have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Advisor’s Code of Ethics and certain limited exceptions, the Advisor’s investment professionals do not have the opportunity to invest in client accounts, other than the Portfolios.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Portfolios. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Portfolios and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Portfolio and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Portfolio as well as other accounts, the Advisor’s trading desk may, to the extent consistent with applicable laws

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and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Portfolio or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Portfolio to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Advisor and the Portfolios have adopted compliance procedures that provide that any transactions between a Portfolio and another account managed by the Advisor are to be made at an independent current market price, consistent with applicable laws and regulation.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Portfolio and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Portfolio that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Portfolio, even though it could have been bought or sold for the Portfolio at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Portfolios.

A Portfolio’s portfolio manager(s) also may have other potential conflicts of interest in managing the Portfolio, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Portfolio and other accounts. Many of the potential conflicts of interest to which the Advisor’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Advisor and its affiliates. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Advisor and its affiliates.

The Administrator

Columbia Management Advisors, LLC (which is also the Advisor) serves as Administrator of the Portfolios.

Services Provided

Pursuant to the terms of the Administration Agreement, the Administrator has agreed to, among other things, (i) provide office space, equipment and clerical personnel; (ii) arrange, if desired by the Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Portfolio; (iii) prepare and, if applicable, file all documents required for compliance by each Portfolio with applicable laws and regulations; (iv) prepare agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; (v) coordinate and oversee the activities of each Portfolio’s other third party service providers; and (vi) maintain certain books and records of each Portfolio.

Administration Fee Rates and Fees Paid

The Administrator receives fees as compensation for its services, which are computed daily and paid monthly, at the annual rates shown in the table below.

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Administration Fee Rates

Portfolio	Administration Fee Rate, as a % of Average Daily Net Assets
LifeGoal® Growth Portfolio	As mutually agreed upon by the Trust and CMA from time to time. Pursuant to a separate agreement for this Fund, an affiliate of CMA has agreed to absorb all fees and expenses incurred under the Administration Agreement.

LifeGoal® Balanced Growth Portfolio	As mutually agreed upon by the Trust and CMA from time to time. Pursuant to a separate agreement for this Fund, an affiliate of CMA has agreed to absorb all fees and expenses incurred under the Administration Agreement.

LifeGoal® Income and Growth Portfolio	As mutually agreed upon by the Trust and CMA from time to time. Pursuant to a separate agreement for this Fund, an affiliate of CMA has agreed to absorb all fees and expenses incurred under the Administration Agreement.

LifeGoal® Income Portfolio	0.23%*

*	Applicable to all assets except those invested in other Columbia Funds. The fee rate for assets invested in other Columbia Funds is 0.13%.

The following chart shows the administration fees paid to the Administrator for the three most recently completed fiscal periods. Prior to August 22, 2005, these fees were paid to BACAP Distributors, LLC the former administrator for the Portfolios.

Administration Fees Paid by the Portfolios

Portfolio	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
LifeGoal® Growth Portfolio
Administration Fee Paid	—	—	—
Amount Waived/Reimbursed by the Administrator	—	—	—
LifeGoal® Balanced Growth Portfolio
Administration Fee Paid	—	—	—
Amount Waived/Reimbursed by the Administrator	—	—	—
LifeGoal® Income and Growth Portfolio
Administration Fee Paid	—	—	—
Amount Waived/Reimbursed by the Administrator	—	—	—
LifeGoal® Income Portfolio
Administration Fee Paid	$27,469	$76,349	$128,171
Amount Waived/Reimbursed by the Administrator	$27,788	$34,231	—

Pricing and Bookkeeping Services

State Street Bank and Trust Company is responsible for providing certain pricing and bookkeeping services to the Portfolios.

Services Provided

Effective December 15, 2006, the Portfolios entered into a Financial Reporting Services Agreement with State Street Bank and Trust Company and Columbia Management Advisors, LLC (the Financial Reporting Services Agreement) pursuant to which State Street Bank and Trust Company provides financial reporting services to the Portfolios. Also effective December 15, 2006, the Portfolios entered into an Accounting Services Agreement with State Street Bank and Trust

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Company and Columbia Management Advisors, LLC (collectively with the Financial Reporting Services Agreement, the State Street Agreements) pursuant to which State Street Bank and Trust Company provides accounting services to the Portfolios. Under the State Street Agreements, the Portfolios pay State Street Bank and Trust Company an annual fee of $38,000 paid monthly. In addition, the Portfolios pay a monthly fee based on an annualized percentage rate of average daily net assets of the Portfolios for the month. The aggregate fee during any years shall not exceed $140,000 annually (exclusive of out-of-pocket expenses and charges). The Portfolios also reimburse State Street Bank and Trust Company for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Portfolios entered into a Pricing and Bookkeeping Oversight and Services Agreement (the Services Agreement) with Columbia Management Advisors, LLC. Under the Services Agreement, Columbia Management Advisors, LLC provides services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street Bank and Trust Company. Under the Services Agreement, the Portfolios reimburse Columbia Management Advisors, LLC for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia Management Advisors, LLC was responsible for providing pricing and bookkeeping services to the Portfolios under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same rate described above under the State Street Agreements. Under separate agreements between Columbia Management Advisors, LLC and State Street Bank and Trust Company, Columbia Management Advisors, LLC delegated certain functions to State Street Bank and Trust Company. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia Management Advisors, LLC and discussed below) were paid to State Street Bank and Trust Company. The Portfolios also reimbursed Columbia Management Advisors, LLC for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Portfolios’ portfolio securities and direct internal costs incurred by Columbia Management Advisors, LLC in connection with providing fund accounting oversight and monitoring and certain other services.

Pricing and Bookkeeping Fees Paid

Columbia Management Advisors, LLC and State Street Bank and Trust Company received fees from the Portfolios for their services as reflected in the following chart, which shows the net pricing and bookkeeping fees paid to State Street Bank and Trust Company and to Columbia Management Advisors, LLC for the two most recently completed fiscal years. Prior to December 1, 2005, pricing and bookkeeping agency services were provided by the Administrator under the Administration Agreement.

Pricing and Bookkeeping Fees Paid by the Portfolios
Portfolio	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006 *
LifeGoal® Growth Portfolio	—	—
LifeGoal® Balanced Growth Portfolio	—	—
LifeGoal® Income and Growth Portfolio	—	—
LifeGoal® Income Portfolio	$45,283	$16,168

*	These amounts were paid to Columbia Management Advisors, LLC for the period beginning December 1, 2005 and ending March 31, 2006.

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The Principal Underwriter/Distributor

Columbia Management Distributors, Inc. is the principal underwriter and distributor of the shares of the Portfolios. Its address is: One Financial Center, Boston, MA 02111.

Distribution Obligations

Pursuant to a Distribution Agreement, the Distributor, as agent, sells shares of the Portfolios on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Portfolios, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

The Distribution Agreement became effective with respect to a Portfolio after approval by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Portfolio at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Portfolio) or by the Distributor on 60 days’ written notice.

Underwriting Commissions

The following table shows all commissions and other compensation received by the Distributor, as well as amounts the Distributor retained, for the fiscal year ended March 31, 2007. During the fiscal year ended March 31, 2006, the Distributor received $6,868,017 in underwriting commissions for all Funds it serves, of which the Distributor retained $6,868,017. During the fiscal year ended March 31, 2005, the Distributor received $11,205,844 in underwriting commissions for all Funds it serves, of which the Distributor retained $11,205,844.

Underwriting Commissions Paid by the Portfolios and Retained by the Distributor

Portfolio	Fiscal Year Ended March 31, 2007
LifeGoal® Growth Portfolio
Amount Paid
Class A shares	$1,744,196.54
Amount Retained
Class A shares	$285,692.00
Class B shares	$274,776.00
Class C shares	$27,089.00
LifeGoal® Balanced Growth Portfolio
Amount Paid
Class A shares	$1,787,917.12
Amount Retained
Class A shares	$303,983.00
Class B shares	$591,256.00
Class C shares	$30,267.00
LifeGoal® Income and Growth Portfolio
Amount Paid
Class A shares	$292,134.58
Amount Retained
Class A shares	$50,119.00
Class B shares	$190,638.00

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Underwriting Commissions Paid by the Portfolios and Retained by the Distributor

Portfolio	Fiscal Year Ended March 31, 2007
Class C shares	$3,215.00
LifeGoal® Income Portfolio
Amount Paid
Class A shares	$33,879.84
Amount Retained
Class A shares	$3,545.00
Class B shares	$16,256.00
Class C shares	$1,270.00

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Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Portfolio – Primary Service Providers section of each Portfolio’s prospectuses, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, receive compensation from the Portfolios for the various services they provide to the Portfolios. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Portfolios, each of which is included as an exhibit to Part C of the Portfolios’ registration statement.

In many instances, the compensation paid to the Advisor and other Bank of America affiliates for the services they provide to the Portfolios is based, in some manner, on the size of the Portfolios’ assets under management. As the size of the Portfolios’ assets under management grows, so does the amount of compensation paid to the Advisor and other Bank of America affiliates for providing services to the Portfolios. This relationship between Portfolio assets and affiliated service provider compensation may create economic and other conflicts of interests of which Portfolio investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Portfolios’ prospectuses. These conflicts of interest also are highlighted in account documentation and other disclosure materials of Bank of America affiliates that make available or offer the Columbia Funds as investments in connection with their respective products and services. In addition, Part IA of the Advisor’s Form ADV, which it must file with the SEC as an investment advisor registered under the Investment Advisers Act of 1940, provides information about the Advisor’s business, assets under management, affiliates and potential conflicts of interest. Part IA of the Advisor’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Portfolios may arise from the financial services activities of Bank of America and its affiliates, including the investment advisory/management services it provides for clients and customers other than the Portfolios. In this regard, Bank of America is a major financial services company, engaged in a wide range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Bank of America and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Portfolios. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Bank of America and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Advisor and other affiliates of Bank of America may advise or manage funds and accounts other than the Portfolios. In this regard, Bank of America and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Portfolios. The Advisor and Bank of America’s other investment advisor affiliates (including Marsico Capital Management, LLC and Columbia Wanger Asset Management, L.P.) will give advice to and make decisions for all advised/managed funds and accounts, including the Portfolios, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Portfolios and the other advised/managed funds and accounts of Bank of America and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Bank of America and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Portfolios.

A variety of other actual and potential conflicts of interest may arise from the advisory relationships of the Advisor and other Bank of America affiliates with other clients and customers. Advice given to a Portfolio and/or investment decisions made for a Portfolio by the Advisor or other Bank of America affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of a Portfolio may differ from the performance of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates. Similarly, a position taken by Bank of America and its affiliates, including the Advisor, on behalf of other funds or accounts may be contrary to a position taken on behalf of a Portfolio. Moreover, Bank of America and its affiliates, including the Advisor, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which a Portfolio is invested. For example, a

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Portfolio may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Portfolio for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Bank of America and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates also may have a negative effect on the value, price or investment strategies of a Portfolio. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, a Portfolio and causes the Portfolio to experience less favorable trading results than it otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Advisor and other Bank of America affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as a Portfolio. In this situation, the allocation of, and competition for, investment opportunities among a Portfolio and other funds and/or accounts advised/managed by the Advisor or other Bank of America affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Advisor has adopted policies and procedures addressing the allocation of investment opportunities among the Portfolios and other funds and accounts advised by the Advisor and other affiliates of Bank of America. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Bank of America and its affiliates also may possess information that could be material to the management of a Portfolio and may not be able to, or may determine not to, share that information with the Portfolio, even though the information might be beneficial to the Portfolio. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Bank of America and its affiliates generally will have no obligation to share any such information with the Portfolios. In general, employees of Bank of America and its affiliates, including the portfolio managers of the Advisor, will make investment decisions without regard to information otherwise known by other employees of Bank of America and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Bank of America and its affiliates. For example, if the Advisor or another Bank of America affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Portfolios. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services,” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials) that the Advisor may receive in connection with brokerage services provided to a Portfolio may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Portfolio as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Portfolio.

Services Provided to Other Advised/Managed Accounts

Bank of America and its affiliates also may act as an investment advisor, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Portfolios, and may receive compensation for acting in such capacity. This compensation that the Advisor, Distributor and Transfer Agent and other Bank of America affiliates receive could be greater than the compensation Bank of America and its affiliates receive for acting in the same or similar capacity for the Portfolios. In addition, the Advisor,

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Distributor and Transfer Agent and other Bank of America affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Bank of America and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Portfolios. Trades made by Bank of America and its affiliates for the Portfolios may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Advisor and other Bank of America affiliates. If trades are aggregated among the Portfolios and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Portfolios as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Although the Advisor endeavors to make all proxy voting decisions with respect to the interests of the Portfolios for which it is responsible in accordance with its proxy voting policies and procedures, the Advisor’s proxy voting decisions with respect to a Portfolio’s portfolio securities may nonetheless benefit other advised/managed funds and accounts, and/or clients, of Bank of America and its affiliates. The Advisor has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Portfolios, without any resulting benefit or detriment to the Advisor and/or its affiliates, including Bank of America and its affiliates. For more information about the Advisor’s proxy voting policies and procedures, see Investment Advisory and Other Services – Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Bank of America and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to a Portfolio. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Bank of America and its affiliates will materially adversely affect the Portfolios, Bank of America and its affiliates have adopted policies and procedures, and the Portfolios, the Board, the Advisor and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services – Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, the Portfolio may enter into transactions in which Bank of America and/or its affiliates may have an interest that potentially conflicts with the interests of the Portfolios. For example, BAS may sell securities to a Portfolio from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements.

Investment Limitations Arising from Bank of America Activities

Regulatory restrictions applicable to Bank of America and its affiliates may limit the Portfolios’ investment activities in various ways. For example, regulations regarding certain industries and markets, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Bank of America and its affiliates also may be restricted in the securities that can be bought or sold for the Portfolios and other advised/managed funds and accounts because of the investment banking, lending or other relationships Bank of America and its affiliates have with the issuers of securities. This could happen, for example, if the Portfolios and/or other advised/managed funds and accounts desired to buy a security issued by a company for which Bank of America or its affiliates served as underwriter. The internal policies and procedures of Bank of America and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict the Portfolios’ investment activities. A client not advised by Bank of America and its affiliates would not be subject to many of these restrictions. See also About the Portfolios’ Investments – Certain Investment Activity Limits.

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Actual and Potential Conflicts of Interest Related to Bank of America and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Portfolios

The lending, investment banking and other relationships that Bank of America and its affiliates may have with companies and other entities in which a Portfolio may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Portfolio may invest (a) in the securities of Bank of America and/or its affiliates and/or in companies in which Bank of America and its affiliates have a lending, investment banking, equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Portfolio may enhance the profitability and the business interests of Bank of America and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Advisor of information derived from the non-investment advisory/management activities of Bank of America and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls). Because of these limitations, Bank of America and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Advisor.

Actual and Potential Conflicts of Interest Related to Bank of America Affiliates’ Marketing and Use of the Columbia Funds as an Investment Options

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may utilize the Columbia Funds as investment options. For example, the Columbia Funds may be offered as investments in connection with brokerage and other securities products offered by BAI, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as for other Columbia Funds structured as “funds of funds.” In addition, the Columbia Money Market Funds are offered as an investment option for a variety of cash management and “sweep” account programs offered by Bank of America and its affiliates. The Columbia Funds also may use the Columbia Money Market Funds for cash investment purposes. The use of the Columbia Funds in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are highlighted in account documentation and other disclosure materials for the other products and services offered by Bank of America and its affiliates.

Bank of America and its affiliates, including the Advisor, may make payments to their affiliates in connection with the promotion and sale of the Portfolios’ shares, in addition to the sales-related and other compensation that these parties may receive from the Portfolios. As a general matter, personnel of Bank of America and its affiliates, including BAI, do not receive compensation in connection with their sales or use of the Portfolios that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Advisor and other affiliates of Bank of America may receive for providing services to the Portfolios is generally based on the Portfolios’ assets under management and those assets will grow as shares of the Portfolios are sold, potential conflicts of interest may exist. See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information.

Other Services Provided

The Transfer Agent

Columbia Management Services, Inc. acts as Transfer Agent for each Portfolio’s shares and can be contacted at P.O. Box 8081, Boston, Massachusetts 02286-8081. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Portfolios. Effective April 1, 2006, the Portfolios pay the Transfer Agent an annual transfer agency fee of $17.00 per account, payable monthly. In addition, the Portfolios may pay the Transfer Agent for the fees and expenses the Transfer Agent pays to third party dealer firms that maintain omnibus accounts with the Portfolios, subject to a cap equal to 0.11% of a Portfolio’s net assets represented by the account. The Portfolios also pay certain reimbursable out-of-pocket expenses to the Transfer Agent, and the Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and sell orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Portfolio shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolios. For the period November 1, 2005 to March 31, 2006, the Portfolios paid the Transfer Agent an annual fee of $15.23 per account, payable monthly.

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The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Portfolios’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian

State Street Bank and Trust Company, which is located at Two Avenue de Lafayette, LCC/4S, Boston, MA 02111 acts as the Portfolios’ Custodian. As Custodian, State Street Bank and Trust Company is responsible for safeguarding the Portfolios’ cash and securities, receiving and delivering securities and collecting the Portfolios’ interest and dividends.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02110, is the Portfolios’ independent registered public accounting firm. The Portfolios issue unaudited financial statements semi-annually and audited financial statements annually. The annual financial statements for the Portfolios’ fiscal year ended March 31, 2007 have been audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Portfolios’ books and review its tax returns for the fiscal year ended March 31, 2008.

Counsel

Morrison & Foerster LLP serves as legal counsel to the Trust. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

Distribution Plans

The Trust has adopted a Rule 12b-1, or a distribution plan, for Class A shares, Class B shares, Class C shares and Class R shares of the Portfolios that offer those classes. See Capital Stock and Other Securities for information about which Portfolios offer which classes of shares.

With respect to a Portfolio’s Class A shares, the Trust has adopted a combined distribution and shareholder servicing plan. The Class A Distribution and Shareholder Servicing Plan and the Class A Distribution Plan provide that a Portfolio may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide or to Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Portfolios.

With respect to a Portfolio’s Class B shares, the Trust has adopted a distribution plan. The Class B Distribution Plan provides that a Portfolio may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class B shares of the Portfolios.

With respect to a Portfolio’s Class C shares, the Trust has adopted a distribution plan. The Class C Distribution Plan provides that a Portfolio may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class C shares of the Portfolios.

With respect to a Portfolio’s Class R shares, the Trust has adopted a distribution plan. The Class R Distribution Plan provides that a Portfolio may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide, up to 0.50% (on an annualized basis) of the average daily net asset value of the Class R shares of the Portfolios.

Payments under the Class A Distribution and Servicing Plan, the Class A Distribution Plan, the Class B Distribution Plan, the Class C Distribution Plan and the Class R Distribution Plan generally may be made with respect to the following: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials; (ii) commissions,

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incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor’s or Selling Agents’ unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities.

All of the Distribution Plans may be terminated with respect to their respective shares by vote of a majority of the Trustees, including a majority of the Independent Board Members, or by vote of a majority of the holders of the outstanding voting securities of the appropriate share class. Any change in a Rule 12b-1 Plan that would increase materially the distribution expenses paid by the appropriate share class requires shareholder approval.

Expenses incurred by the Distributor pursuant to a Distribution Plan in any given year may exceed the sum of the fees received under the Distribution Plan. Any such excess may be recovered by the Distributor in future years so long as the Distribution Plan is in effect. If the Distribution Plan were terminated or not continued, a Portfolio would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Portfolio. There were no unreimbursed expenses incurred under any of the Distribution Plans in the previous fiscal year to be carried over to the current fiscal year.

The Portfolios participate in joint distribution activities with other Funds in the Columbia Funds Family. The fees paid under each Distribution Plan adopted by a Portfolio may be used to finance the distribution of the shares of other Funds in the Columbia Funds Family. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

With respect to a Portfolio’s Class B shares and Class C shares, the Trust has adopted a shareholder servicing plan that provides that a Portfolio may compensate Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Class B shares and Class C shares, respectively, of the Portfolios.

During the most recently completed fiscal year, the Distributor received distribution and service fees from the Portfolios for its services as reflected in the following chart. The Trust is not aware as to what amount, if any, of the Rule 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

Distribution and Service Fees Paid by the Portfolios for the Fiscal Year Ended March 31, 2007

Portfolio	Class A Shares	Class B Shares	Class C Shares	Class R Shares
LifeGoal® Growth Portfolio
Distribution Fee	—	$1,191,694	$596,276	$2,481
Service Fee	$427,155	$397,231	$198,759	—
LifeGoal® Balanced Growth Portfolio
Distribution Fee	—	$2,381,116	$807,977	$3,857
Service Fee	$591,754	$793,705	$269,236	—
LifeGoal® Income and Growth Portfolio
Distribution Fee	—	$581,867	$169,608	$1,878
Service Fee	$124,326	$193,927	$56,518	—
LifeGoal® Income Portfolio
Distribution Fee	—	$77,241	$39,018	—
Service Fee	$37,231	$25,747	$13,006	—

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Expense Limitations

The Advisor (or its predecessor) and/or the Distributor has committed to: (i) waive investment advisory fees and/or administration fees payable to it; and (ii) limit certain Portfolio level expenses to the extent necessary to maintain the expense ratios (through fee waivers or expense reimbursements) reflected in the table below.

Advisory/Administration Fee Waivers - Period ending July 31, 2008

Portfolio	Advisory Waivers	Administration Waivers
LifeGoal® Income Portfolio	0.10%(2)	0.10%(3)

(2)	The Advisor shall waive advisory fees payable to it under the Investment Advisory Agreement on assets invested in individual securities and Advisor-advised Fixed Income Sector Portfolios.
(3)

The Advisor shall waive administration fees payable to it under the Administration Agreement on assets invested in other Columbia Funds (Fixed Income Sector Portfolios are not considered Columbia Funds).

Codes of Ethics

The Portfolios, the Advisor and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j-1 under the 1940 Act. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be bought or held by the Portfolios. These Codes of Ethics are included as exhibits to Part C of the Portfolios’ registration statement. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Proxy Voting Policies and Procedures

The Portfolios have delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Portfolios. In deciding to delegate this responsibility to the Advisor, the Board reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Portfolios and their shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor’s policy is to vote all proxies for Portfolio securities in a manner considered by the Advisor to be in the best interest of the Portfolios and their shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer’s securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Portfolios. The Advisor determines the best interest of a Portfolio in light of the potential economic return on the Portfolio’s investment.

The Advisor seeks to address potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor’s Proxy Committee determines the vote in the best interest of the Portfolios, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor’s Proxy Committee is composed of representatives of the Advisor’s equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor’s proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer’s securities or to affect adversely the best interest of the Portfolios. References to the best interests of the Portfolios refer to the interest of the Portfolios in terms of the potential economic return on the client’s investment. In determining the

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vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the Portfolios. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Glass-Lewis & Co., a third-party vendor, to implement its proxy voting process. Glass-Lewis & Co. provides proxy analysis, record keeping services and vote disclosure services.

Information regarding how the Columbia Funds (except certain Columbia Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (i) through the Columbia Funds’ website at www.columbiafunds.com; and (ii) on the SEC’s website at www.sec.gov. For a copy of the Advisor’s policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Columbia Funds, see Appendix B to this SAI.

Expenses Paid by Third Parties

The Distributor and the Administrator furnish, without additional cost to the Portfolios, the services of certain officers of the Portfolios and such other personnel (other than the personnel of the Advisor or the investment sub-advisor(s), if applicable) as are required for the proper conduct of the Portfolios’ affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Portfolios’ shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans of each Portfolio, sales-related expenses incurred by the Distributor may be reimbursed by the Portfolios.

The Portfolios pay or cause to be paid all other expenses of the Portfolios, including, without limitation: the fees of the Advisor, the Distributor and the Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Portfolios for the safekeeping of their cash, Portfolio securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Portfolios; brokerage commissions chargeable to the Portfolios in connection with Portfolio securities transactions to which the Portfolios are a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Portfolios to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Portfolios’ shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of preparing and typesetting prospectuses and statements of additional information of the Portfolios (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Portfolios’ shareholders; all expenses of shareholders’ and Trustee meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Portfolios’ shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Portfolios; membership dues of industry associations; interest payable on Portfolio borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Portfolios which inure to their benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Portfolios’ operation unless otherwise explicitly assumed by the Advisor or the Administrator.

Expenses of the Portfolios which are not attributable to the operations of any class of shares or Portfolio are pro-rated among all classes of shares or Portfolio based upon the relative net assets of each class or Portfolio. Expenses which are not directly attributable to a specific class of shares but are attributable to a specific Portfolio are prorated among all the classes of shares of such Portfolio based upon the relative net assets of each such class of shares. Expenses which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

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FUND GOVERNANCE

The Board

Responsibilities

The Board oversees the Trust and the Portfolios. The Trustees have a fiduciary duty to protect shareholders’ interests when supervising and overseeing the management and operations of the Trust and have the responsibility of assuring that the Trust’s Funds are managed in the best interests of shareholders. The following table provides basic information about the Trustees as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee
Edward J. Boudreau, Jr. (Born 1944) Trustee	Indefinite term; Trustee since January 2005	Managing Director – E.J. Boudreau & Associates (consulting), through current	79	None

William P. Carmichael (Born 1943) Trustee and Chairman of the Board	Indefinite term; Trustee since 1999	Retired	79	Director – Cobra Electronics Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942) Trustee	Indefinite term; Trustee since January 2005	President, Retail Banking – IndyMac Bancorp, Inc., from September 1999 to August 2003; Retired	79	None

R. Glenn Hilliard (Born 1943) Trustee	Indefinite term; Trustee since January 2005	Chairman and Chief Executive Officer – Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer – ING Americas, from 1999 to April 2003; and Non-Executive Director & Chairman – Conseco, Inc. (insurance), from September 2004 through current	79	Director – Conseco, Inc. (insurance)

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Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee
Minor M. Shaw (Born 1947) Trustee	Indefinite term; Trustee since 2003	President – Micco Corporation and Mickel Investment Group	79	Board Member – Piedmont Natural Gas

Standing Committees

The Trust has three standing committees, including the Audit Committee, the Governance Committee and the Investment Committee.

The function of the Audit Committee is oversight. Management (which generally means the appropriate officers of a Company, and a Portfolio’s investment advisor(s), administrator(s) and other key service providers (other than the independent public accountant)) is primarily responsible for the preparation of the financial statements of each Portfolio, and the independent public accountants are responsible for auditing those financial statements. Management also is responsible for maintaining appropriate systems for accounting and “internal controls over financial reporting” (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent public accountants are primarily responsible for considering such internal controls over financial reporting in connection with their financial statement audits. While the Audit Committee has the duties and powers set forth in the Audit Committee charter, the Audit Committee is not responsible for planning or conducting any Portfolio audit or for determining whether a Portfolio’s financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

The Audit Committee has, among other things, specific power and responsibility to: (i) oversee its Portfolios’ accounting and financial reporting processes and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of key service providers; (ii) approve, and recommend to the full Board for its approval in accordance with applicable law, the selection and appointment of an independent auditor for each Portfolio prior to the engagement of such independent auditor; (iii) pre-approve all audit and non-audit services provided to each Portfolio by its independent auditor, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee’s responsibilities under the 1934 Act or applicable rules or listing requirements; and (iv) pre-approve all non-audit services provided by a Portfolio’s independent auditor to the Portfolio’s investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Portfolio, if the engagement relates directly to the operations and financial reporting of the Portfolio. The members of the Audit Committee are William A. Hawkins, Edward J. Boudreau, Jr. and William P. Carmichael. The Audit Committee members are all not “interested” persons (as defined in the 1940 Act). The Audit Committee met on seven occasions during the last fiscal year.

The primary responsibilities of the Governance Committee include, as set forth in its charter: (i) nominating Independent Trustees; (ii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Portfolio’s investment advisor or sub-advisor or any control affiliate thereof, including deferred compensation and retirement policies; and (iii) evaluating each Board and its committee structure as often as it deems necessary or desirable to determine whether each is functioning effectively. The Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion. The members of the Governance Committee are Minor M. Shaw, William A. Hawkins, R. Glenn Hilliard and William P. Carmichael. The Governance Committee members are all not “interested” persons (as defined in the 1940 Act). The Governance Committee met on three occasions during the last fiscal year.

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The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the full Board and the Advisor on investment matters, and by acting on behalf of the Board, on an interim basis, on investment issues in non-recurring or extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities, the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for the Portfolios; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Advisor; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. Each Trustee is a member of the Investment Committee. The Investment Committee members are all not “interested” persons (as defined in the 1940 Act). The Investment Committee met on six occasions during the last fiscal year.

Compensation

Trustees are compensated for their services to the Columbia Funds Family on a complex-wide basis, as shown in the table below.

Independent Trustee Compensation for the Fiscal Year Ended March 31, 2007

Name of Trustee	Aggregate Compensation from the Trust (a)	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees
Edward J. Boudreau, Jr.	$94,614	$133,100	(b)
William P. Carmichael	$109,271	$153,750	(c)
Minor M. Shaw	$93,726	$132,000	(d)
R. Glenn Hilliard	$86,013	$121,000	(e)
William A. Hawkins	$96,368	$135,600	(f)

(a)	All Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board, which is included in the amounts shown.
(b)	Total compensation amount includes deferred compensation payable to Mr. Boudreau in the amount of: $30,688.
(c)	Total compensation amount includes deferred compensation payable to Mr. Carmichael in the amount of: $141,792.
(d)	Total compensation amount includes deferred compensation payable to Ms. Shaw in the amount of: $60,872.
(e)	Total compensation amount includes deferred compensation payable to Mr. Hilliard in the amount of: $111,594.
(f)	Total compensation amount includes deferred compensation payable to Mr. Hawkins in the amount of: $ -.

Columbia Funds Deferred Compensation Plan

Under the terms of the Columbia Funds Deferred Compensation Plan for Eligible Trustees (the Deferred Compensation Plan), each Trustee may elect, on an annual basis, to defer all or any portion of their compensation (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring Trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Columbia Funds. Distributions from the deferring Trustees’ deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years beginning on the first day of the first calendar quarter following the later of the quarter in which the Trustee attains age 65 or the quarter in which the Trustee terminates service as Trustee of the Columbia Funds. The Board, in its sole discretion, may accelerate or extend such payments after a Trustee’s termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his/her deferral account, the balance of the deferral account will be distributed to his/her designated beneficiary in a lump sum as soon as practicable after the Trustee’s death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his/her deferral account, the balance of the amounts credited to his/her deferral account will be distributed to his/her designated beneficiaries over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way, and deferring Trustees have the status of unsecured creditors of the selected portfolios.

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Beneficial Equity Ownership

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Portfolio. The table below shows, for each Trustee, the amount of Portfolio equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2006

Trustee	Dollar Range of Equity Securities in the Portfolios	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family
Edward J. Boudreau, Jr.	A	D
William P. Carmichael	A	E
Minor M. Shaw	A	C
R. Glenn Hilliard	A	C
William A. Hawkins	A	E

The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02110.

Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Christopher L. Wilson (Born 1957)	President	2004

President – Columbia Funds, since October 2004; Managing Director – Columbia Management Advisors, LLC, since September 2005; Senior Vice President – Columbia Management Distributors, Inc., since January 2005; Director – Columbia Management Services, Inc., since January 2005; Director – Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005;

Director – FIM Funding, Inc., since January 2005; President and Chief Executive Officer – CDC IXIS AM Services, Inc. (investment management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America affiliated entities, including other registered and unregistered funds.

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Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
James R. Bordewick, Jr. (Born 1959)	Senior Vice President, Secretary and Chief Legal Officer	2006	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

J. Kevin Connaughton (Born 1964)	Senior Vice President, Chief Financial Officer and Treasurer	2000

Treasurer – Columbia Funds, since October 2003; Treasurer – the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 – December 2006; Vice President –

Columbia Management Advisors, Inc., since April 2003; President – Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer – Galaxy

Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004 – Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)	Senior Vice President and Chief Compliance Officer	2007	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)	Chief Accounting Officer and Assistant Treasurer	2004	Director of Fund Administration since January 2006; Managing Director of the Advisor, September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Stephen T. Welsh (Born 1957)	Vice President	1996	President, Columbia Management Services, Inc. since July 2004; Senior Vice President and Controller, Columbia Management Services, Inc. prior to July 2004.

Jeffrey R. Coleman (Born 1969)	Deputy Treasurer	2004	Director of Fund Administration since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)	Deputy Treasurer	2004	Director of Fund Administration since January 2006; Head of Tax/Compliance and Assistant Treasurer from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) from May 2003 to October 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July 2000 to April 2003.

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Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Marybeth C. Pilat (Born 1968)	Deputy Treasurer	2006	Vice President, Mutual Fund Valuation of the Advisor since January 2006; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

Kathryn Dwyer-Thompson (Born 1967)	Assistant Treasurer	2006	Vice President, Mutual Fund Accounting Oversight of the Advisor since December 2004; Vice President, State Street Corporation (financial services) prior to December 2004.

Philip N. Prefontaine (Born 1948)	Assistant Treasurer	2006	Vice President, Mutual Fund Reporting of the Advisor since November 2004; Assistant Vice President of CDC IXIS Asset Management Services, Inc. (investment management) prior to November 2004.

Keith E. Stone (Born 1974)	Assistant Treasurer	2006	Vice President, Trustee Reporting of the Advisor since September 2003; Manager, Investors Bank & Trust Company (financial services) from December 2002 to September 2003; Audit Senior, Deloitte & Touche, LLP (independent registered public accounting firm) prior to December 2002.

Barry S. Vallan (Born 1969)	Controller	2006	Vice President-Fund Treasury of the Advisor since October 2004; Vice President-Trustee Reporting from April 2002 to October 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October 2002.

Peter T. Fariel (Born 1957)	Assistant Secretary	2006	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

Nicholas J. Kolokithas (Born 1972)	Assistant Secretary	2007

Assistant General Counsel, Bank of America since

March 2007; Vice President and Counsel, Deutsche Asset Management (investment management) from October 2005 to March 2007; Associate, Dechert LLP (law firm) from June 2000 to September 2005.

Julie B. Lyman (Born 1970)	Assistant Secretary	2007	Assistant General Counsel, Bank of America since October 2006; Associate, Kirkpatrick & Lockhart Nicholson Graham LLP (law firm) from April 2004 to October 2006; Counsel & Assistant Vice President, CDC IXIS Asset Management Services, Inc. (investment management) prior to April 2004.

Ryan C. Larrenaga (Born 1970)	Assistant Secretary	2005	Assistant General Counsel, Bank of America since March 2005; Associate, Ropes & Gray LLP (law firm) from 1998 to February 2005.

Julian Quero (Born 1967)	Assistant Treasurer	2003	Senior Compliance Manager of the Advisor since April 2002.

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BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Advisor (or the investment sub-advisor(s) who make the day-to-day investment decisions for a Portfolio, as applicable) is responsible for decisions to buy and sell securities for each Portfolio, for the selection of broker/dealers, for the execution of a Portfolio’s securities transactions and for the allocation of brokerage commissions in connection with such transactions. The Advisor’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principals for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s “concession” or “discount.” On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

The Portfolios are affiliated with the NYSE specialist firm Fleet Specialist, Inc. In order to ensure that markets are fair, orderly and competitive, NYSE specialist firms are responsible for maintaining a liquid and continuous two-sided auction market by acting as both an agent and a principal. Specialists are entrusted to hold the interests of customer orders above the specialist’s own interests, and will buy and sell securities as principal when such transactions are necessary to minimize imbalances between supply and demand. Fleet Specialist, Inc. may make a market in certain securities held by the Portfolios.

In placing orders for portfolio securities of a Portfolio, the Advisor gives primary consideration to obtaining the best net prices and most favorable execution. This means that the Advisor will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Advisor will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instance and other transactions and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Advisor’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Advisor and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the provision of access to consultants who supply research information.

The outside research is useful to the Advisor since, in certain instances, the broker/dealers utilized by the Advisor may follow a different universe of securities issuers and other matters than those that the Advisor’s staff can follow. In addition, this research provides the Advisor with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Advisor. Research services that are provided to the Advisor by broker/dealers are available for the benefit of all accounts managed or advised by the Advisor. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Advisor is of the opinion that because the broker/dealer research supplements rather than replaces the Advisor’s own research, the receipt of such research does not tend to decrease the Advisor’s expenses, but tends to improve the quality of its investment advice. However, to the extent that the Advisor would have bought any such research services had such services not been provided by broker/dealers, the expenses of such services to the Advisor could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the clients of the Advisor other than the Portfolios. Conversely, any research services received by the Advisor through the

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placement of transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Portfolios. The Advisor is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Advisor’s investment advice. The advisory fees paid by the Trust are not reduced because the Advisor receives such services.

Under Section 28(e) of the 1934 Act, the Advisor shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Advisor must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Portfolio in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Advisor’s clients, including the Portfolios.

Commission rates are established pursuant to negotiations with broker/dealers based on the quality and quantity of execution services provided by broker/dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Advisor, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities that are suitable for more than one Portfolio as well as for one or more of the other clients of the Advisor. Investment decisions for each Portfolio and for the Advisor’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect a Portfolio.

The Portfolios may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Portfolio will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Portfolio’s interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Advisor, the Administrator or their affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Advisor is authorized to allocate buy and sell orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions that are affiliated with Bank of America. To the extent that a Portfolio executes any securities trades with an affiliate of Bank of America, the Portfolio does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that the Portfolio has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (i) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Portfolio as those likely to be derived from a non-affiliated qualified broker/dealer; (ii) the affiliated broker/dealer charged the Portfolio commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Portfolio and that are not affiliated with the broker/dealer in question; and (iii) the fees, commissions or other remuneration paid by the Portfolio did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

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Certain affiliates of Bank of America, such as its subsidiary banks, may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds bought by certain of the Portfolios. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, the Portfolios may buy securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to Rule 10f-3.

Given the breadth of the Advisor’s investment management activities, investment decisions for each Portfolio are not always made independently from those for other funds, or other investment companies and accounts advised or managed by the Advisor. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Portfolios and another investment portfolio, investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to each Portfolio and such other funds, investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Portfolio or the size of the position obtained or sold by the Portfolio. To the extent permitted by law, the Advisor may aggregate the securities to be sold or bought for the Portfolios with those to be sold or bought for other funds, investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following tables describe the types and amounts of brokerage commissions paid by the Portfolios during their three most recently completed fiscal years. In certain instances the Portfolios may pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions to affiliates are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Portfolios

Portfolio	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
LifeGoal® Growth Portfolio	—	—	—
LifeGoal® Balanced Growth Portfolio	—	—	—
LifeGoal® Income and Growth Portfolio	—	—	—
LifeGoal® Income Portfolio	—	—	—

The Portfolios paid no brokerage commissions to affiliated broker/dealers for the fiscal years ended March 31, 2005, 2006 and 2007.

Directed Brokerage

The Portfolios or the Advisor, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Portfolios’ brokerage transactions to a broker/dealer because of the research services it provides the Portfolios or the Advisor.

During the fiscal year ended March 31, 2007, no Portfolio directed brokerage transactions.

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Securities of Regular Broker/Dealers

In certain cases, the Portfolios, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Advisor uses to transact brokerage for the Columbia Funds Family.

As of March 31, 2007, the Portfolios owned securities of its “regular brokers or dealers” or their parents, as defined in Rule 10b-1 under the 1940 Act, as shown in the table below.

Investments in Securities of Regular Broker/Dealers as of March 31, 2007

Portfolio	Broker/Dealer	Dollar Amount of Securities Held
LifeGoal® Growth Portfolio	—	—
LifeGoal® Balanced Growth Portfolio	—	—
LifeGoal® Income and Growth Portfolio	—	—
LifeGoal® Income Portfolio	—	—

Additional Shareholder Servicing Payments

The Portfolios, along with the Transfer Agent and/or the Distributor pay significant amounts to certain financial intermediaries (as defined below), including other Bank of America affiliates, for providing the types of services that would typically be provided directly by a mutual fund’s transfer agent. The level of payments made to financial intermediaries varies. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Portfolio through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of each Portfolio’s shares in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of average aggregate value of each Portfolio’s shares in the program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 Plan. As of September 1, 2005, the Board has authorized the Portfolios to pay up to 0.11% of the average aggregate value of each Portfolio’s shares. Such payments will be made by a Portfolio to the Transfer Agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Portfolio’s Transfer Agent, Distributor or their affiliates will pay, from its or their own resources, amounts in excess of the amount paid by the Portfolio to financial intermediaries in connection with the provision of these additional shareholder services and other services.

For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Portfolios also may make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

In addition, the Distributor and other Bank of America affiliates may make lump sum payments to selected financial intermediaries receiving shareholder servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Portfolios on the financial intermediary’s system or other similar services.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make shareholder servicing payments to the financial intermediaries or their affiliates shown below.

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Recipients of Shareholder Servicing Payments from the Distributor and/or other Bank of America affiliates

•      ABR Retirement Plan Services, Inc.

•      Acclaim Benefits, Inc.

•      ACS HR Solutions LLC

•      ADP Retirement Services

•      American Century Investments

•      Ameriprise Financial Services, Inc.

•      AMG Service Corp.

•      AST Trust Company

•      Benefit Plan Administrators

•      Bisys Retirement Services

•      Ceridian Retirement Plan Services

•      Charles Schwab & Co.

•      Citigroup Global Markets Inc.

•      CitiStreet LLC

•      City National Bank

•      CNA Trust Corporation

•      Compensation & Capital Administrative Services, Inc.

•      CompuSys Erisa Group of Companies

•      Daily Access Concepts, Inc.

•      Digital Retirement Solutions

•      Edgewood Services, Inc.

•      E*Trade Group, Inc.

•      ExpertPlan

•      Fidelity Investments Institutional Operations Co.

•      Fiserv Trust Company

•      Great West Life & Annuity Co.

•      GWFS Equities, Inc.

•      Hartford Life Insurance Company

•      Hewitt Associates LLC

•      Invesmart, Inc.

•      John Hancock Life Insurance Company (USA)

•      John Hancock Life Insurance Company of New York

•      JP Morgan Retirement Plan Services LLC

•      Lincoln Financial Group

•      Linsco/Private Ledger Corp.

•      M&T Securities, Inc.

•      Marquette Trust Company

•      Massachusetts Mutual Life Insurance Company

•      Matrix Settlement & Clearance Services

•      Mercer HR Services, LLC

•      Merrill Lynch, Pierce, Fenner & Smith Incorporated

•      Mid Atlantic Capital Corporation

•      National Deferred Compensation, Inc.

•      National Investor Services Corp.

•      Nationwide Investment Services

•      New York State Deferred Compensation, Inc.

•      NYLife Distributors LLC

•      PNC Advisors

•      Princeton Retirement Group

•      Principal Life Insurance Company

•      RBC Dain Rauscher Inc.

•      Robert W. Baird & Co., Inc.

•      Strong Funds Distributors, Inc.

•      The 401k Company

•      T. Rowe Price Group, Inc.

•      The Gem Group, L.P.

•      The Principal Financial Group

•      The Vanguard Group, Inc.

•      Unified Trust Company, N.A.

•      Wachovia Securities, LLC

•      Wells Fargo Bank, N.A.

•      Wells Fargo Funds Management, LLC

•      Wespac Plan Services, Inc.

•      Wilmington Trust Corporation

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Portfolios. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described above under Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments. For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

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The Distributor and other Bank of America affiliates may pay additional compensation to selected financial intermediaries, including other Bank of America affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary also may receive payments described above in Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Portfolio to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the Distributor and other Bank of America affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Portfolios, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below) and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Portfolios.

These additional payments by the Distributor and other Bank of America affiliates are made pursuant to agreements between the Distributor and other Bank of America affiliates and financial intermediaries, and do not change the price paid by investors for the purchase of a share, the amount a Portfolio will receive as proceeds from such sales or the distribution fees and expenses paid by the Portfolio as shown under the heading Fees and Expenses in the Portfolio’s prospectuses.

Marketing Support Payments

The Distributor and other Bank of America affiliates make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Portfolios and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying the Portfolios as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.05% and 0.35% (between 0.03% and 0.12% in the case of the Money Market Funds) on an annual basis for payments based on average net assets of the Columbia Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Money Market Funds) attributable to the financial intermediary. The Distributor and other Bank of America affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make marketing support payments to the financial intermediaries or their affiliates shown below.

Recipients of Marketing Support Payments from the Distributor and/or other Bank of America affiliates

• A.G. Edwards & Sons, Inc. • AIG Advisor Group • Ameriprise Financial Services, Inc. • AXA Advisors, LLC • Banc of America Securities LLC • Banc One Investment Group, LLC

•      Linsco/Private Ledger Corp.

•      Mellon Financial Markets, LLC

•      Merrill Lynch, Pierce, Fenner & Smith Incorporated

•      Money Market One

•      Morgan Stanley & Co. Incorporated.

•      National Financial Services LLC

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Recipients of Marketing Support Payments from the Distributor and/or other Bank of America affiliates

•      Bank of America, N.A.

•      Bank of New York

•      Bear Stearns Securities Corporation

•      BMO Nesbitt Burns

•      Brown Brothers Harriman & Co.

•      Chicago Mercantile Exchange

•      Citicorp Investment Services

•      Citigroup Global Markets Inc.

•      Commonwealth Financial Network

•      Custodial Trust Company

•      FAS Corp.

•      Fidelity Brokerage Services, Inc.

•      Frost Bank of America

•      Genworth Financial, Inc.

•      Goldman, Sachs & Co.

•      Harris Corporation

•      Huntington Capital Corp.

•      ING Group

•      J.J.B. Hilliard, W.L. Lyons, Inc.

•      Lincoln Financial Advisors Corp.

•      Pershing LLC

•      PNC Bank, N.A.

•      Prudential Investment Management Services, LLC

•      Raymond James & Associates, Inc.

•      Raymond James Financial Services, Inc.

•      Security Benefit Life Insurance Company

•      SEI Investments Inc.

•      State Street Global Markets, LLC

•      SVB Securities

•      Summit Bank

•      SunGard Institutional Brokerage Inc.

•      Sun Life Assurance Company of Canada

•      TIAA-CREF Life Insurance Company

•      Transamerica Corporation

•      UBS Financial Services Inc.

•      US Bank National Association

•      Wachovia Securities LLC

•      Webster Investment Services, Inc.

•      Wells Fargo Fund Management LLC

•      Wells Fargo Corporate Trust Services

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of the Portfolios to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the NASD. Such compensation provided by the Distributor may include financial assistance to financial intermediaries that enable the Distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary depending upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending a particular Portfolio or a particular share class over other funds or share classes. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

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CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Portfolios offer shares in the classes shown in the table below. Subject to certain limited exceptions discussed in each Portfolio’s prospectuses, a Portfolio may no longer be accepting new investments from current shareholders or prospective investors. The Portfolios, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Trust’s Amended and Restated Declaration of Trust (Declaration of Trust) permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Portfolio, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Portfolio without thereby changing the proportionate beneficial interests in that Portfolio and to divide such shares into classes. Each share of a class of a Portfolio represents an equal proportional interest in that Portfolio with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to that Portfolio as are declared in the discretion of the Board. However, different share classes of a Portfolio pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share Classes Offered by the Portfolios

Portfolio	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Z Shares
LifeGoal® Growth Portfolio	✓	✓	✓	✓	✓
LifeGoal® Balanced Growth Portfolio	✓	✓	✓	✓	✓
LifeGoal® Income and Growth Portfolio	✓	✓	✓	✓	✓
LifeGoal® Income Portfolio	✓	✓	✓		✓

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Portfolios’ shares, other than the possible future termination of the Portfolios. The Portfolios may be terminated by reorganization into another mutual fund or by liquidation and distribution of their assets. Unless terminated by reorganization or liquidation, the Portfolios will continue indefinitely.

Shareholder Liability

The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Portfolios will not be personally liable for payment of the Portfolios’ debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of the Portfolios’ obligation only if the Portfolios had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

Dividend Rights

The shareholders of the Portfolios are entitled to receive any dividends or other distributions declared for the Portfolios. No shares have priority or preference over any other shares of the Portfolios with respect to distributions. Distributions will be made from the assets of the Portfolios, and will be paid pro rata to all shareholders of each Portfolio (or class) according to the number of shares of each Portfolio (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the Portfolios based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

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Voting Rights and Shareholder Meetings

Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware statutory trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a Portfolio; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant.

With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Portfolio, except where voting by Portfolio is required by law or where the matter involved only affects one Portfolio. For example, a change in a Portfolio’s fundamental investment policy affects only one Portfolio and would be voted upon only by shareholders of the Portfolio involved. Additionally, approval of an Investment Advisory Agreement or investment sub-advisory agreement, since it only affects one Portfolio, is a matter to be determined separately by each Portfolio. Approval by the shareholders of one Portfolio is effective as to that Portfolio whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Portfolios. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Portfolio shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or the Portfolios, shareholders of the Portfolios are entitled to receive the assets attributable to the relevant class of shares of the Portfolios that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Portfolio shares.

Conversion Rights

Shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in each Portfolio’s prospectuses.

Redemptions

Each Portfolio’s dividend, distribution and redemption policies can be found in its prospectuses under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law, or compel sales of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Portfolio shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption

An investor may buy, sell and exchange shares in the Portfolios utilizing the methods, and subject to the restrictions, described in the Portfolios’ prospectuses. The following information supplements that which can be found in the Portfolios’ prospectuses.

The Portfolios have authorized one or more broker/dealers to accept buy and sell orders on the Portfolios’ behalf. These broker/dealers are authorized to designate other intermediaries to accept buy and sell orders on the Portfolios’ behalf. The Portfolios will be deemed to have received a buy or sell order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, accepts the order. Customer orders will be priced at each Portfolio’s net asset value next computed after they are accepted by an authorized broker/dealer or the broker’s authorized designee.

The Trust also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Portfolios may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; (iv) an emergency exists as determined by the SEC. (The Portfolios may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Portfolio is obligated to redeem shares, subject to the exceptions listed above, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Portfolio at the beginning of the period.

Front-End Sales Charge Waivers

The investors listed below can buy Class A shares without paying a front-end sales charge.

•	Employees of Bank of America (and its predecessors), its affiliates and subsidiaries.

•	Trustees of funds advised or administered by the Advisor.

•	Directors, officers and employees of the Advisor, the Distributor, and their respective successors, any investment sub-advisor and companies affiliated with the Advisor.

•	Insurance company separate accounts for the benefit of group retirement plans.

•	Registered representatives and employees of selling and servicing agents (including their affiliates) that are parties to dealer agreements or other sales arrangements with the Distributor.

•	Broker/dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes.

•	Employees or partners of any service provider to the Columbia Funds.

•	Families of the parties listed above and their beneficial accounts. Family members include: spouses, parents, stepparents, legal guardians, children, stepchildren, father-in-laws and mother-in-laws.

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only.

•	Banks, trust companies and thrift institutions, acting as fiduciaries.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Portfolio, may buy Class A shares of any Portfolio without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

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•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

•

Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be bought at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with the Distributor pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

•	Certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

•

Investors investing all or a portion of the proceeds received in connection with the liquidation of Colonial Insured Municipal Fund may purchase Class A shares with such proceeds without paying a front-end sales charge, provided that the proceeds are invested in Class A shares of the funds within 90 days of May 25, 2007, the record date for the liquidating distribution (i.e., by August 23, 2007). To purchase Class A shares of the funds without a front-end load, investors must notify the Fund's transfer agent, Columbia Management Services, Inc., at or prior to the time of purchase, that such purchase of Class A shares of the funds represents all or a portion of the investor's proceeds received from the liquidation of Colonial Insured Municipal Fund.

•

At the Portfolio’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Columbia Funds are a party.

Investors can also buy Class A shares without paying a sales charge if they buy the shares within 365 days of selling Class A shares of the same Portfolio. This reinstatement privilege allows investors to invest up to the amount of the sale proceeds. The reinstatement privilege does not apply to any shares bought through a previous reinstatement. The Transfer Agent, the Distributor or their agents must receive written reinstatement requests within 365 days after shares are sold.

Contingent Deferred Sales Charges (Class A, Class B and Class C Shares)

Shareholders won’t pay a CDSC on the following transactions:

Death: CDSCs may be waived on sales following the death of: (i) the sole shareholder on an individual account; (ii) a joint tenant where the surviving joint tenant is the deceased’s spouse; or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account.

If the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any sale from the estate account. If the account is transferred to a new registration and then a sale is requested, the applicable CDSC will be charged.

Systematic Withdrawal Plan (SWP): CDSCs may be waived on sales occurring pursuant to a monthly, quarterly or semi-annual SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value at the time that the SWP is established. Otherwise a CDSC will be charged on SWP sales until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested.

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Disability: CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant spousal account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (i) the disability must arise after the purchase of shares; (ii) the disabled shareholder must have been under the age of 65 at the time of the initial determination of disability; and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.

Death of a trustee: CDSCs may be waived on sales occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where: (i) the grantor of the trust is the sole trustee and the sole life beneficiary, and (ii) death occurs following the purchase, and (iii) the trust document provides for the dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent sale.

Health savings accounts: CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.

Returns of excess contributions: CDSCs may be waived on sales required to return excess contributions made to retirement plans or individual retirement accounts, so long as the financial intermediary agrees to return the applicable portion of any commission paid by the Distributor.

Qualified retirement plans: CDSCs may be waived on shares sold by employee benefit plans created according to Section 403(b) of the Code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the Code. To qualify for the waiver, the plan must be a participant in an alliance program that has signed an agreement with Columbia Funds or the Distributor.

Return of commission: CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

Non-U.S. investors: CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-US investors.

IRS Section 401 and 457: CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under Section 401 or 457 of the Code.

Medical payments: CDSC may be waived on shares sold for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

Shares liquidated by transfer agent: CDSC may be waived for shares sold under the Distributor’s right to liquidate a shareholder’s account, including but not limited to, instances where the aggregate net asset value of Class A, Class B or Class C shares held in the account is less than the minimum account size.

Plans of reorganization: At the Portfolios’ discretion, CDSC may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

A CDSC may be waived on the sale of Class C shares sold by a non-profit organization qualified under Section 501(c)(3) of the Code in connection with the Banc of America Capital Management Charitable Giving Program.

Anti-Money Laundering Compliance

The Portfolios are required to comply with various anti-money laundering laws and regulations. Consequently, the Portfolios may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Portfolios believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Portfolios may choose not to establish a new account or may be required to

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“freeze” a shareholder’s account. The Portfolios also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Portfolios to inform the shareholder that it has taken the actions described above.

Offering Price

The share price of each Portfolio is based on each Portfolio’s net asset value per share, which is calculated separately for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. Eastern time unless the NYSE closes earlier) on each day the Portfolios are open for business, unless the Board determines otherwise.

The value of each Portfolio’s portfolio securities for which a market quotation is available is determined in accordance with the Trust’s valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will generally be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on NASDAQ will generally be valued at the NASDAQ Official Closing Price (NOCP) (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ’s best bid price if the last trade price is below such bid price or adjusted down to NASDAQ’s best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on NASDAQ prior to the calculation of the NAV of the Portfolio. If no sale price is shown on NASDAQ, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Portfolios’ fair valuation procedures.

Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

Over-the-counter derivatives will generally be valued at fair value in accordance with the Portfolios’ fair valuation procedures.

Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

Shares of open-end investment companies held in each Portfolio’s portfolio will generally be valued at the latest net asset value reported by the investment company.

Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

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Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at “fair value” as determined in good faith by the Advisor’s valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as World Equity Benchmark Shares™.

The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

TAXATION

The following information supplements and should be read in conjunction with the section in the Funds’ prospectuses entitled Distributions and Taxes. The prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income and certain state taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address most state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle, or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws to their investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to

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securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly traded partnership, as defined below. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation provides that 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources defined in Code section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described above) will be treated as qualifying income. In addition, although in general the passive loss rules do not apply to a regulated investment company, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

Each Fund must also diversify its holdings so that, at the end of each quarter of a Fund’s taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of a Fund’s total assets and are not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership and in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts, and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Fund meets all of the regulated investment company requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

Moreover, a Fund may determine to retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

If, for any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years. In addition, if a Fund which has previously qualified as a regulated investment company were to fail to qualify as a regulated investment company for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any

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net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to re-qualify as a regulated investment company in a subsequent year.

Excise Tax

If a Fund fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses for that year), at least 98% of its capital gain net income (adjusted for net ordinary losses) for the 1-year period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. Each Fund generally intends to actually distribute or be deemed to have distributed (as described earlier) substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by a Fund).

Capital Loss Carryforwards

A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carryforwards (if any), its unrealized losses (if any), or any such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations in the past and/or may engage in reorganizations in the future.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. The IRS has not expressly sanctioned the particular equalization method used by a Fund, and thus the Fund’s use of this method may be subject to IRS scrutiny.

Taxation of Fund Investments

In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount (“OID”) (generally a debt obligation with a purchase price less than its principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID

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income on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund holding the security receives no interest payment in cash on the security during the year. A portion of the interest paid or accrued on certain high-yield discount obligations (such as high-yield corporate debt securities described above) may not (and interest paid on debt obligations owned by a Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer, possibly affecting the cash flow of the issuer.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed index options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts, forward contracts and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryforward and thus cannot be deducted by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures and options contracts, may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a “straddle” and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to

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positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the applicable holding period requirements (as described below) and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

In addition, a Fund's transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements) may be subject to other special tax rules, such as the wash-sale rules or the short-sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

A Fund may invest in REITs that hold residual interests in real estate mortgage conduits (“REMICs”). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Funds, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. Dividends paid by REITs generally will not be eligible to be treated as “qualified dividend income.”

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity)

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subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made.

“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a regulated investment company. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in derivatives transactions.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions

All distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. For federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income.

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Distributions designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will designate capital gain distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

If a shareholder sells or exchanges his or her Fund shares, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under “wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives or is deemed to receive a long-term capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution.

Foreign Taxes

Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders.

Federal Income Tax Rates

As of the printing of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gains rate, which generally is 15%. In general, “qualified dividend income” is income attributable to dividends received by a Fund in taxable years beginning on or before December 31, 2010 from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation’s stock and by the shareholders with respect to the Fund’s shares. If 95% or more of a Fund’s gross income (excluding net long-term gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of a Fund’s income is attributable to

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qualified dividend income, then only the portion of the Fund’s distributions that are attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Fund from securities lending, repurchase and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners. Income and bond funds typically do not distribute significant amounts of “qualified dividend income.”

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various “sunset” provisions of federal income tax laws.

Backup Withholding

The Funds generally are required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (TIN), fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding or has underreported dividend or interest income, or if the IRS notifies a Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. These backup withholding rules may also apply to distributions that are properly designated as exempt interest dividends. This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

Tax-Deferred Plans

The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

As discussed above, a portion of the interest paid or accrued on certain high-yield discount obligations owned by a Fund may not (and interest paid on debt obligations, if any, that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer. If a portion of the interest paid or accrued on certain high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such accrued interest.

Foreign Shareholders

Very generally, for taxable years beginning before January 1, 2008, distributions properly designated by a Fund as “interest-related distributions” will be exempt from federal income tax withholding provided the Fund obtains a properly completed and signed certificate of foreign status from the foreign shareholder (“exempt foreign shareholder”). Interest-related distributions are generally attributable to the Fund’s net interest income earned on certain debt obligations and paid to

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a nonresident alien individual, a foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), or a foreign corporation (each, a “foreign shareholder”). In order to qualify as an interest-related distribution, the Fund must designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of the Fund’s taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning before January 1, 2008, “short-term capital gain distributions” (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale or receipt of the capital gain distribution and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests or, in certain cases, distributions are attributable to gain from the sale or exchange of a U.S. real property interest, as discussed in the following paragraph. If such gains or distributions are effectively connected with a U.S. trade or business (or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an applicable income tax treaty), the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). “Short-term capital gain distributions” are distributions attributable to a Fund’s net short-term capital gain in excess of its net long-term capital loss and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Special tax rules apply to distributions that a “qualified investment entity” (a “QIE”) pays to foreign shareholders that are attributable to gain from the QIE’s sale or exchange of “U.S. real property interests” (a “USRPI Distribution”). A Fund will be a QIE if it is both (i) a regulated investment company and (ii) a “U.S. real property holding corporation” (determined without regard to certain exceptions, described below, for 5% holders of publicly traded classes of stock and for interest in domestically-controlled regulated investment companies and REITs). Under the code, a “U.S. real property holding corporation” is any corporation that holds (or held during the previous five-year period) USRPIs (defined as U.S. real property and interests (other than solely as a creditor) in “U.S. real property holding corporations”) with an aggregate fair market value equal to 50% or more of the fair market value of the corporation’s real property assets and other trade-or-business assets. A USRPI does not include (i) any class of stock of a corporation that is traded on an established securities market with respect to a person who holds no more than 5% of such class of stock at all times during the previous five-year period and (ii) a regulated investment company’s interests in domestically controlled U.S. REITs and, through December 31, 2007, other regulated investment companies, each a “domestically controlled qualified investment entity” that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the regulated investment company was in existence, less than 50% in value of its stock was held directly or indirectly by foreign persons.

Where a foreign shareholder has owned more than 5% of a class of shares of the Fund (to the extent it is a QIE) during the one-year period preceding the date of the USRPI Distribution, the Fund will be required to withhold 35% of any USRPI Distribution paid to that shareholder and the foreign shareholder will have an obligation to file a U.S. tax return and pay tax. For all other foreign shareholders of a Fund (to the extent it is a QIE), a USRPI Distribution will be treated as ordinary income (notwithstanding any designation by the Fund that such distribution is a capital gain dividend) and the Fund will be required to withhold 30% (or lower applicable treaty rate) of such distribution (notwithstanding any designation by the Fund that such distribution is a short-term capital gain dividend). If the Fund is a QIE and makes a distribution to its foreign shareholders that is attributable to a USRPI Distribution received by the Fund from a “lower-tier” REIT or regulated investment company that is a QIE, that distribution will retain its character as a USRPI Distribution when passed through to the foreign shareholder regardless of the Fund’s percentage ownership of the “lower-tier” REIT or regulated investment company.

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In addition, in certain circumstances, if a foreign shareholder disposes of its Fund shares prior to a distribution and acquires, or enters into a contract or option to acquire, a substantially identical interest in the Fund during the 61-day period beginning 30 days before the ex-dividend date of the distribution (a “wash sale transaction”), the foreign shareholder may be treated as having gain from the sale or exchange of a U.S. real property interest, which may be subject to the U.S. income tax and reporting requirements described above with respect to distributions. In addition to the distribution and wash sale transaction rules described above, in limited circumstances Fund shares could themselves be treated as U.S. real property interests, the disposition of which could be subject to similar U.S. income and withholding tax and reporting requirements. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund’s distributions may be attributable to gain from the sale or exchange of U.S. real property interests and foreign shareholders may, therefore, be subject to U.S. tax and reporting requirements under the distribution rules described above. Foreign shareholders should contact their tax advisors and financial planners regarding the tax consequences to them of such distributions.

Even if permitted to do so, the Funds provide no assurance that they will designate any distributions as interest-related distributions or short-term capital gain distributions. Even if a Fund makes such designations, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such designations.

In order for a foreign investor to qualify for exemption from the backup withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisers in this regard.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

Tax-Exempt Shareholders

Under current law, the Funds serve to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or in taxable mortgage pools. Under legislation enacted in December 2006, a charitable remainder trust, as defined in section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in November 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income” (which is described earlier). Rather, as described above, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which the IRS guidance in respect of CRTs remains applicable in light of the December 2006 CRT legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Tax Shelter Reporting Regulations

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

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CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of [June 29, 2007], the name, address and percentage of ownership of each person who may be deemed to be a “principal holder “(i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Portfolio’s outstanding shares) is listed below.

Principal Holder Ownership of the Portfolios
Portfolio / Share Class	Shareholder Account Registration	Share Balance	Percent of Class
LifeGoal® Growth Portfolio – Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	1,502,830	20.15
LifeGoal® Growth Portfolio – Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	458,959	6.26
LifeGoal® Growth Portfolio – Class R	MG TRUST CO CUST FBO O DANIEL AUTOMOTIVE GROUP 401K SA 700 17TH ST STE 300 DENVER CO 80202-3531	80,038	95.41
LifeGoal® Growth Portfolio – Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	1,493,649	8.17
LifeGoal® Growth Portfolio – Class Z	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA P O BOX 2518 HOUSTON TX 77252-2518	14,461,853	79.13
LifeGoal® Income and Growth Portfolio – Class A	NFS LLC FEBO US LAND GROUP LLC BANK OF AMERICA COLLATERAL NA 4521 SHARON RD, SUITE 420 CHARLOTTE NC 28211-3627	296,452	6.08
LifeGoal® Income and Growth Portfolio – Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	449,355	20.27
LifeGoal® Income and Growth Portfolio – Class R	MG TRUST CO CUST FBO O DANIEL AUTOMOTIVE GROUP 401K SA 700 17TH ST STE 300 DENVER CO 80202-3531	82,280	99.99
LifeGoal® Income and Growth Portfolio – Class Z	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA P O BOX 2518 HOUSTON TX 77252-2518	5,332,516	79.88
LifeGoal® Income and Growth Portfolio – Class Z	BANK OF AMERICA NA TTEE 401K FOR LEGACY FLEET TRUST 700 LOUISIANA ST HOUSTON TX 77002-2700	357,447	5.35
LifeGoal® Income and Growth Portfolio – Class Z	AMVESCAP NATL TRUST CO AGENT FOR FLEET FBO APPLE HEALTHCARE 401K SECURITY EXPRESS PLAN PO BOX 105779 ATLANTA GA 30348-5779	338,962	5.08
LifeGoal® Income Portfolio – Class A	NFS LLC FEBO W STANLEY MARTIN EX E/O MAUREEN MARTIN 3959 ROMAN CT TUCKER GA 30084-7418	82,028	5.82
LifeGoal® Income Portfolio – Class A	NFS LLC FEBO ALICE F IRELAND TRUST ALICE F IRELAND 2 SWEETGUM DRIVE UNIT 2 ORANGE CITY FL 32763-9019	25,146	5.03
LifeGoal® Income Portfolio – Class C	NFS LLC FEBO ANTHONY DEMAIO REVOCABLE TRUST CHILDERS BERG LLC TTEE 10211 W. THUNDERBIRD BLVD. SUITE 101 SUN CITY AZ 85351-3133	25,568	5.12
LifeGoal® Income Portfolio – Class Z	AMVESCAP NATL TR CO AS AGENT FOR BANK OF AMERICA FBO CEDAR VALLEY BANKSHARES LTD PROFIT SHARING & 401K PLAN PO BOX 105117 ATLANTA GA 30348-5117	181,832	49.83
LifeGoal® Income Portfolio – Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	115,862	31.75
LifeGoal® Income Portfolio – Class Z	JAMES T MASSEY PROFIT SHARING PLAN & TRUST CUST FBO JAMES T MASSEY 401K PO BOX 3500 SISTERS OR 97759-3500	19,973	5.47
LifeGoal® Balanced Growth Portfolio – Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	2,130,384	22.00
LifeGoal® Balanced Growth Portfolio – Class R	MG TRUST CO CUST FBO O DANIEL AUTOMOTIVE GROUP 401K SA 700 17TH STE 300 DENVER CO 80202-3531	146,982	99.96
LifeGoal® Balanced Growth Portfolio – Class Z	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA P O BOX 2518 HOUSTON TX 77252-2518	21,837,505	87.64

As of [June 29, 2007], the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of the Portfolios because it owns greater than 25% of the outstanding shares either beneficially or by virtue of its fiduciary or trust roles or otherwise, is shown below. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Portfolio shareholders.

Control Person Ownership of the Portfolios
Portfolio	Shareholder Account Registration	Share Balance	Percent of Portfolio
COLUMBIA LIFEGOAL BALANCED GROWTH PORTFOLIO	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA P O BOX 2518 HOUSTON TX 77252-2518	21,837,506	26.06%
COLUMBIA LIFEGOAL GROWTH PORTFOLIO	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA P O BOX 2518 HOUSTON TX 77252-2518	14,461,854	27.27%
COLUMBIA LIFEGOAL INCOME AND GROWTH PORTFOLIO	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA P O BOX 2518 HOUSTON TX 77252-2518	5,334,517	25.84%
COLUMBIA LIFEGOAL BALANCED GROWTH PORTFOLIO	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA P O BOX 2518 HOUSTON TX 77252-2518	21,837,506	26.06%

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APPENDIX A—DESCRIPTION OF SECURITY RATINGS

S&P

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

•	AAA—This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

•	AA—Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

•

A—Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

•

BBB—Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

•

BB, Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

•

B, Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

•

To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The following summarizes the two highest ratings used by S&P for short-term municipal notes.

•	SP-1—Indicates strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a “plus” (+) designation.

•	SP-2—Indicates satisfactory capacity to pay principal and interest.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, however, the relative degree of safety is not as high as for issues designated A-1.

Moody’s

The following summarizes the highest six ratings used by Moody’s for corporate and municipal bonds. The first four denote investment grade securities.

•

Aaa—Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

•

Aa—Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

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•

A—Bonds rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

•

Baa—Bonds rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

•

Ba—Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

•

B—Bond rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody’s applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

The following summarizes the two highest ratings used by Moody’s for short-term municipal notes and variable-rate demand obligations:

•

MIG-1/VMIG-1 — Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

•	MIG-2/VMIG-2 — Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:

•

AAA—Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

•

AA—Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

•

A—Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

•

BBB—Bonds considered to be investment grade and of good credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

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•

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment grade:

•	F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

•	F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

•

F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

For commercial paper, Fitch uses the short-term debt ratings described above.

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APPENDIX B—PROXY VOTING POLICIES AND PROCEDURES

Columbia Management Advisors, LLC (“CMA”)—Proxy Voting Policy

Applicable Regulations

Rule 206(4)-6 under the Investment Advisers Act of 1940

* Form N-PX

* ERISA Department of Labor Bulletin 94-2

Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the GWIM Investment Operations Group, as well as to Compliance Risk Management (“CRM”) and Legal. Business groups to which this policy applies and CRM must adopt written procedures to implement the policy.

Policy

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties. Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending June 30th.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when CMA expects to routinely refrain from voting:

1.	Proxies will usually not be voted in cases where the security has been loaned from the Client’s account.

2.	Proxies will usually not be voted in cases where international issuers impose share blocking restrictions.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Section III, Conflicts of Interest below). CMA’s proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

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Means of achieving compliance

I. PROXY COMMITTEE

CMA has established a Proxy Committee whose standing members include senior investment management personnel, who participate as voting authorities on the Committee. Additionally, the Proxy Committee regularly involves other associates (e.g., Legal representative, Compliance Risk Management representative, GWIM Investment Operations representatives) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee has established a charter, which sets forth the Committee’s purpose, membership and operation. The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with Section IV.C;

(b) review at least annually of this Proxy Voting Policy and Voting Guidelines to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals;

(d) ensure that appropriate disclosure of CMA’s Proxy Voting Policy is made to its clients, is disclosed in CMA’s Form ADV and is made to the Funds’ shareholders; and

(e) oversight of any circumstances where, as described in Section III, CMA may determine it is necessary to delegate proxy voting to an independent third party.

II. CMA’S INVESTMENT ASSOCIATES

Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the GWIM Investment Operations Group will refer these matters first to the relevant CMA research analyst after first confirming with CRM that the proxy matter does not present a conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding CMA’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B—Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating it to the Proxy Department.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

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III. CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve it in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM will collect and review any information deemed reasonably appropriate to evaluate if CMA or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. CMA investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to Columbia Management’s Conflicts Officer in writing (see Appendix B). CRM will consider information about CMA’s significant business relationships, as well as other relevant information. The information considered by CRM may include information regarding: (1) CMA client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the CMA investment division regarding the proxy matter. CRM will consult with relevant experts, including legal counsel, as necessary.

If CRM determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, CRM will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, CMA’s policy is to invoke one or more of the following conflict management procedures:

•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);

•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent.

•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest – Additional Procedures

Additionally, by assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes to disclose in writing to the Columbia Management Conflicts of Interest Officer (within CRM) any

[1]

Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

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actual or apparent personal material conflicts of interest which he or she may have (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how CMA will vote proxies. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter. CMA’s investment associates also follow the same disclosure requirements for any actual or apparent personal material conflicts of interest as stated in this section.

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA has undertaken a review of the proxy vendor’s conflicts of interest procedures, and will continue to monitor them on an ongoing basis.

BAC as well as CMA have adopted various other policies and procedures that help reinforce this Policy. Please see the associated documents.

Ownership Limits – Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be the Adviser’s proxy voting agent.

IV. PROXY VOTING GUIDELINES

A. CMA’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s adoption using the Proxy Voting Recommendation Form (see Appendix C of this policy). The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Proposals

For the following categories of proposals, either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with the proxy vendor’s or a an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by the proxy vendor, or as specified by the client.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by the proxy vendor, or as specified by the client.

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4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. In general, CMA will refrain from voting such securities. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section V.A will be voted on the specific instruction of the Proxy Committee.

6. Accounts Managed by CMA’s Quantitative Strategies Group. When an issue is held only within an account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, all proposals shall be voted according to the guidelines developed by the proxy vendor or as specified by the client.

7. Executive/Director Compensation. Except as provided in Appendix A, proposals relating to compensation of any executive or director will be voted as recommended by the proxy vendor or as otherwise directed by the Proxy Committee.

8. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The GWIM Investment Operations Group is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The GWIM Investment Operations Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Proxy Guidelines; and (2) review of the fund website to ensure that annual reports are posted in a timely and accurate manner. For additional information regarding the proxy voting process, please refer to the GWIM Investment Operations Desktop Procedures.

Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Compliance Risk Management Conflicts Officer.

Monitoring/Oversight

The Compliance Assessment Team within Compliance Risk Management and the Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

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•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

•	Proxy Committee Meeting Minutes and Other Materials

•	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations

•	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms

•	Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than five years plus the current year. Records must be retained in an appropriate office of CM for the first two years.

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CMA’s Proxy Voting Policy (Appendix A): CMA’S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

•

Proposals for the election of directors or for an increase or decrease in the number of directors, provided that at least two-thirds of the Board of Directors are, presently or at any time during the previous three-year period, “independent” as defined by applicable regulatory and listing standards.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i)	the board as proposed to be constituted would have more than one-third of its members from management;

(ii)	the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii)	the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters — ratification of the appointment of auditors);

(iv)	a director serves on more than six public company boards;

(v)	the CEO serves on more than two public company boards other than the company’s board.

On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

•

Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

•

Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

¡	Established governance standards and guidelines.

¡	Full board composed of not less than three-fourths “independent” directors, as defined by applicable regulatory and listing standards.

¡	Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

¡

A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

¡

Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

¡

The pertinent class of the Company’s voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company’s proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

B-7

•	Proposals that grant or restore shareholder ability to remove directors with or without cause.

•	Proposals to permit shareholders to elect directors to fill board vacancies.

•	Proposals that encourage directors to own a minimum amount of company stock.

•	Proposals to provide or to restore shareholder appraisal rights.

•	Proposals to adopt cumulative voting.

•	Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:

•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

•	Proposals that give management the ability to alter the size of the board without shareholder approval.

•	Proposals that provide directors may be removed only by supermajority vote.

•	Proposals to eliminate cumulative voting.

•	Proposals which allow more than one vote per share in the election of directors.

•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Proposals that mandate a minimum amount of company stock that directors must own.

•	Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

•

Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA’s clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

B-8

•	Proposals asking a company to expense stock options.

•	Proposals to put option repricings to a shareholder vote.

•

Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

•	Proposals for the remuneration of auditors if no more than 25% of the compensation costs comes from non audit activity.

CMA generally will vote AGAINST:

•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.

•	Proposals to authorize the replacement or repricing of out-of-the money options.

•

Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

•

Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

•

Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

¡	Whether the company has attained benefits from being publicly traded.

¡	Cash-out value

¡	Balanced interests of continuing vs. cashed-out shareholders

¡	Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

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•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.

•	CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

Supermajority vote

•

CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

•	CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

CMA will review, on a CASE-BY-CASE basis, proposals for Bylaw amendments giving minority shareholders the ability to call a special meeting of stockholders.

CMA generally will vote FOR:

•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

¡	Credible reason exists to question:

•	The auditor’s independence, as determined by applicable regulatory requirements.

•	The accuracy or reliability of the auditor’s opinion as to the company’s financial position.

¡

Fees paid to the auditor or its affiliates for “non-audit” services were excessive, i.e., in excess of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

•

Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:

•	Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

•

Proposals to change the location of the company’s state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

B-10

•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

•

FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

•

FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

•

Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•

Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company’s financial position.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

•	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’ categorization rules and the Dutch Corporate Governance Code.

•	No call/put option agreement exists between the company and the foundation.

•	There is a qualifying offer clause or there are annual management and supervisory board elections.

•	The issuance authority is for a maximum of 18 months.

•	The board of the company-friendly foundation is independent.

•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

•	There are no priority shares or other egregious protective or entrenchment tools.

•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

•	Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

•	Board structure

•	Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

B-11

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;

•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

•	Are interested directors and sit on the audit or nominating committee; or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

•	Past shareholder activism, board activity and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of incumbent directors; director nominees

•	Experience and skills of director nominees

•	Governance profile of the company

•	Evidence of management entrenchment

Converting a Closed-end Fund to an Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance as compared with peers

•	Resulting fees relative to peers

•	Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for antitakover purposes

B-12

Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	Fund’s target investments

•	Reasons given by the fund for the change

•	Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective.

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

Change in Fund’s Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

•	Strategies employed to salvage the company

•	Past performance of the fund

•	Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

B-13

•	The state of incorporation; net effect on shareholder rights

•	Regulatory standards and implications

CMA will vote FOR:

•

Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•

Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

•	Proposals enabling the Board to:

¡	Change, without shareholder approval the domicile of the fund

¡	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940.

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

B-14

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the adviser’s management

CMA’s Proxy Voting Policy (Appendix B): Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

Issuer and Proxy Matter:

1.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?

2.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

3.	Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group [2]?

4.	Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

[1]	Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.

[2]	Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

B-15

Name:

Signed:

Date:

CMA’s Proxy Voting Policy (Appendix C): CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate:

Company Name:

Cutoff Date and Meeting Date:

Proxy Agenda Item:

Description of Item:

(The above information will be pre-populated by the Proxy Department.)

Recommendation (Check One):

            FOR

            AGAINST

            WITHHOLD

            ABSTAIN

Brief rationale:

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

Signed

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed “Conflicts of Interest Disclosure and Certification Form” to Compliance Risk Management (Conflicts Officer).

Send Completed Forms to:

GWIM Investment Operations – Proxy Department

B-16

Columbia Management®

COLUMBIA FUNDS SERIES TRUST

Class A, Class B, Class C, Class R and Class Z Shares

STATEMENT OF ADDITIONAL INFORMATION

August 1, 2007

Columbia Masters Portfolios
Columbia Masters Heritage Portfolio
Columbia Masters Global Equity Portfolio
Columbia Masters International Equity Portfolio

This Statement of Additional Information (SAI) is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with the Portfolios’ prospectuses dated August 1, 2007. The most recent annual reports for the Portfolios, which include the Portfolios’ audited financial statements dated March 31, 2007, are incorporated by reference into this SAI.

Copies of any Portfolio’s current prospectuses and annual and semi-annual reports may be obtained without charge by writing Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds’ website at www.columbiafunds.com.

1

SAI PRIMER

The SAI is a part of the Portfolios’ registration statement that is filed with the SEC. The registration statement includes the Portfolios’ prospectuses, the SAI and certain other exhibits. The SAI, and any supplements to it, can be found online at www.columbiafunds.com, or by accessing the SEC’s website at www.sec.gov.

The SAI generally provides additional information about the Portfolios that is not required to be in the Portfolios’ prospectuses. The SAI expands discussions of certain matters described in the Portfolios’ prospectuses and provides certain additional information about the Portfolios that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Portfolios’ investments;

•	the Portfolios’ investment advisor, investment sub-advisor(s) (if any) and other service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest;

•	the governance of the Portfolios;

•	the Portfolios’ brokerage practices;

•	the share classes offered by the Portfolios;

•	the purchase, redemption and pricing of Portfolio shares; and

•	the application of federal income tax laws.

Investors may find this information important and helpful. If you have any questions about the Portfolios, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended
1934 Act	Securities Exchange Act of 1934, as amended
1940 Act	Investment Company Act of 1940, as amended
Administration Agreement	The administration agreement between the Trust, on behalf of the Portfolios, and the Administrator
Administrator	Columbia Management Advisors, LLC
Advisor	Columbia Management Advisors, LLC
AMEX	American Stock Exchange
BAI	Banc of America Investment Services, Inc.
BAS	Banc of America Securities LLC
Bank of America	Bank of America Corporation
BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.
Board	The Trust’s Board of Trustees
CEA	Commodity Exchange Act
CFTC	Commodity Futures Trading Commission
CMOs	Collateralized mortgage obligations
Code	Internal Revenue Code of 1986, as amended
Codes of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act
Columbia Funds Complex	The mutual fund complex that is comprised of the open-end investment management companies advised by the Advisor or its affiliates and principally underwritten by Columbia Management Distributors, Inc., as that term is defined under Item 12 of Form N-1A

2

Glossary

Columbia Funds or Columbia Funds Family	The fund complex that is comprised of the open-end investment management companies advised by the Advisor or its affiliates and principally underwritten by Columbia Management Distributors, Inc.
Custodian	State Street Bank and Trust Company
Distributor	Columbia Management Distributors, Inc.
Distribution Agreement	The distribution agreement between the Trust, on behalf of the Portfolios, and the Distributor
Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Portfolios’ shares
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
Fitch	Fitch Investors Service, Inc.
FNMA	Federal National Mortgage Association
Fund(s) of Funds	One or more of the “funds of funds” in the Columbia Funds Family, including the Portfolios, that invests its assets in a mix of Underlying Funds
GNMA	Government National Mortgage Association
Independent Trustees	The Trustees of the Board who are not “interested persons” of the Portfolio as defined in the 1940 Act
Investment Advisory Agreement	The investment advisory agreement between the Trust, on behalf of the Portfolios, and the Advisor
IRS	United States Internal Revenue Service
LIBOR	London Interbank Offered Rate
Masters Heritage Portfolio	Columbia Masters Heritage Portfolio
Masters Global Equity Portfolio	Columbia Masters Global Equity Portfolio
Masters International Equity Portfolio	Columbia Masters International Equity Portfolio
Money Market Fund(s)	One or more of the money market funds in the Columbia Funds Family
Moody’s	Moody’s Investors Service, Inc.
NASDAQ	National Association of Securities Dealers Automated Quotations system
NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)
NSCC	National Securities Clearing Corporation
NYSE	New York Stock Exchange
The Portfolio(s) or a Portfolio	One or more of the open-end management investment companies listed on the front cover of this SAI that are series of the Trust
Principal Underwriter	Columbia Management Distributors, Inc.
REIT	Real estate investment trust
RIC	A “registered investment company,” as such term is used in the Internal Revenue Code of 1986, as amended
S&P	Standard & Poor’s Corporation (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Columbia Funds).
SAI	This Statement of Additional Information
SEC	United States Securities and Exchange Commission
Selling Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor
Servicing Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor
Transfer Agent	Columbia Management Services, Inc.

3

Glossary

Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of the Portfolios, and Columbia Management Services, Inc.
The Trust	Columbia Funds Series Trust, the registered investment company in the Columbia Funds Family to which this SAI relates
Trustee(s)	One or more of the Board’s Trustees
Underlying Fund(s)	One or more of the underlying mutual funds in which a “funds of funds” in the Columbia Funds Family, including a Portfolio that is the subject of this SAI, invests all or a portion of its assets

4

ABOUT THE TRUST

The Trust is a registered investment company under the 1940 Act within the Columbia Funds Family. Columbia Funds offers over 100 mutual funds in all major asset classes, and the Advisor had approximate assets under management of $347.4 billion as of March 31, 2007.

The Trust was organized as a Delaware business trust, a form of entity now known as a statutory trust, on October 22, 1999. On September 26, 2005, the Trust changed its name from Nations Funds Trust to Columbia Funds Series Trust.

Each Portfolio was first offered as a series of the Trust on February 15, 2006. Each of the Portfolios represents a separate series of the Trust and is an open-end diversified management investment company. Each of the Portfolios has a fiscal year end of March 31st.

5

ABOUT THE PORTFOLIOS’ INVESTMENTS

The investment objective, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which generally involves the ability to invest 10% or more of a Portfolio’s total assets) and related principal investment risks for each Portfolio are discussed in each Portfolio’s prospectuses.

Certain Investment Activity Limits

The overall investment and other activities of the Advisor and its affiliates may limit the investment opportunities for each Portfolio in certain markets where limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, each Portfolio’s activities also may be restricted because of regulatory restrictions applicable to the Advisor and its affiliates and/or because of their internal policies. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Portfolio supplements the discussion of investment policies in the Portfolios’ prospectuses. A fundamental policy may only be changed with shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval, but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Portfolio’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Portfolio’s acquisition of such security or asset. Borrowings and other instruments that may give rise to leverage and the restriction on investing in illiquid securities are monitored on an ongoing basis.

Fundamental Investment Policies

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Portfolio, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

1.	Each Portfolio may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Portfolio’s ability to invest in securities issued by other registered management investment companies.

2.	Each Portfolio may not purchase or sell real estate, except each Portfolio may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3.	Each Portfolio may not purchase or sell commodities, except that each Portfolio may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

4.	Each Portfolio may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolios.

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5.	Each Portfolio may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolios.

6.	Each Portfolio may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolios.

7.	Each Portfolio may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations; and (ii) a Portfolio’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolios.

Non-Fundamental Investment Policies

1.	The Portfolios may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of a Portfolio are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Portfolio are held by such fund, the Portfolio will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2.	Each Portfolio may not invest more than 15% of its net assets in illiquid securities.

3.	The Portfolios may not sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4.	To the extent a Portfolio is subject to Rule 35d-1 under the 1940 Act (the Names Rule), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, it has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to a Portfolio’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

Exemptive Orders

In addition to the policies outlined above, the Columbia Funds Family has received the following exemptive orders from the SEC which enable the Funds to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

1.	Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by the Advisor may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

2.	Pursuant to an exemptive order dated September 5, 2003, each Portfolio may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Portfolio investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

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Permissible Investments and Related Risks

Each Portfolio’s prospectuses identify and summarize the individual types of securities in which the Portfolio invests as part of its principal investment strategies and the risks associated with such investments.

The table below identifies for each Portfolio the types of securities in which it is permitted to invest, including those described in each Portfolio’s prospectuses. A Portfolio generally has the ability to invest 10% or more of its total assets in the types of securities described in its prospectuses. To the extent a type of security identified below for a Portfolio is not described in a Portfolio’s prospectuses, the Portfolio generally invests less than 10% of the Portfolio’s total assets in such security type.

Information about individual types of securities (including certain of their associated risks) in which some or all of the Portfolios may invest is set forth below. Each Portfolio’s investment in these types of securities is subject to its investment objective and fundamental and non-fundamental investment policies.

Permissible Portfolio Investments

Investment Type	Masters Global Equity Portfolio	Masters Heritage Portfolio	Masters International Equity Portfolio
Asset-Backed Securities	✓	✓	✓
Bank Obligations (Domestic and Foreign)	✓	✓	✓
Common Stock	✓	✓	✓
Convertible Securities	✓	✓	✓
Corporate Debt Securities	✓	✓	✓
Custody Receipts and Trust Certificates	✓	✓	✓
Derivatives	✓	✓	✓
Index or Linked Securities (Structured Products)	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓
Swap Agreements	✓	✓	✓
Dollar Rolls	✓	✓	✓

Foreign Currency Transactions	✓	✓	✓
Foreign Securities	✓	✓	✓
Guaranteed Investment Contracts (Funding Agreements)	✓	✓	✓
Illiquid Securities	✓	✓	✓
Investments in Other Investment Companies	✓	✓	✓

Low and Below Investment Grade Securities	✓	✓	✓
Money Market Funds	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓
Municipal Securities	✓	✓	✓

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Permissible Portfolio Investments

Investment Type	Masters Global Equity Portfolio	Masters Heritage Portfolio	Masters International Equity Portfolio
Participation Interests	✓	✓	✓
Preferred Stock	✓	✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓
Repurchase Agreements	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓
Standby Commitments	✓	✓	✓
Stripped Securities	✓	✓	✓
U.S. Government and Related Obligations	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓

Warrants and Rights	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions that are tied to the payments made on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. These securities, in turn, are either privately placed or publicly offered.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on asset-backed securities that then would be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of asset-backed securities may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets.

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Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may be issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Banker’s acceptances are time drafts drawn on and accepted by banks and are a customary means of effecting payment for merchandise sold in import-export transactions and a general source of financing. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign (mainly European) banks with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to the Fund payments at floating or fixed interest rates. A Fund also may hold funds on deposit with its custodian for temporary purposes.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the FDIC up to certain specified limits. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important corporate governance matters, and to receive dividend payments, if any, on their holdings. However, ownership of common stock does not entitle owners to participate in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE, AMEX or the Nasdaq Stock Market. Domestic and foreign corporations also may have their shares traded on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange.

Investing in common stocks is subject to certain risks. Stock market risk, for example, is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods of time, perhaps substantially or unexpectedly. Domestic and foreign stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, such as changes in earnings or management, as well as general economic and market factors.

If a corporation is liquidated, the claims of secured and unsecured creditors and owners of debt securities and “preferred” stock take priority over the claims of those who own common stock.

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Investing in common stocks also poses risks applicable to the particular type of company issuing the common stock. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, may be more reliant on singular products or services and are more vulnerable to larger competitors. Common stocks of these types of companies may have a higher potential for gains, but also may be subject to greater risk of loss.

Investing in common stocks also poses risks applicable to a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector. When market conditions favorably affect, or are expected favorably to affect, an industry, the share prices of the common stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the share prices of those companies’ common stocks to decline quickly.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities but typically retain the investment characteristics of debt securities until they have been converted. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar debt securities nor generally are they as sensitive to changes in share price as their underlying common stock.

Investing in convertible securities is subject to certain risks. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses. Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock, even at times when the value of the underlying common stock or other equity security has declined substantially.

In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible debt securities of the same issuer. Some convertible securities are particularly sensitive to changes in interest rates when their predetermined conversion price is much higher than the price for the issuing company’s common stock.

Corporate Debt Securities

Corporate debt securities are fixed income securities typically issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturity dates and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry fixed, variable or floating rates of interest.

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Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend the notes’ maturity. ECNs are issued at a discount rate, with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date, the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated by an NRSRO as investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carries a relatively high degree of risk.

Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it becomes due. Some corporate debt securities that are rated below investment grade by an NRSRO generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated) securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Custody Receipts and Trust Certificates

Custody receipts and trust certificates are derivative products that evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing interests in those securities. The sponsor generally then will sell the custody receipts or trust certificates in negotiated transactions at varying prices. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities.

Investing in custody receipts and trust certificates is subject to certain risks. Custody receipts and trust certificates generally are subject to the same risks as the securities evidenced by the receipts or certificates. Custody receipts and trust certificates also may be less liquid than the underlying securities.

Derivatives

General

Derivatives are financial instruments whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; forward contracts on securities and securities indices; linked securities and structured products; collateralized mortgage obligations; stripped securities; warrants; swap agreements and swaptions.

A Fund may use derivatives for a variety of reasons, including, for example: (i) to enhance its return; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolios securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; and/or (vi) to manage the effective maturity or duration of its portfolio.

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A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative will not correlate well with the security for which it is substituting. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount of taxes payable by shareholders.

A Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

Index or Linked Securities (Structured Products)

General. Indexed or linked securities, also often referred to as “structured products,” are instruments that may have varying combinations of equity and debt characteristics. These instruments are structured to recast the investment characteristics of the underlying security or reference asset. If the issuer is a unit investment trust or other special purpose vehicle, the structuring will typically involve the deposit with or purchase by such issuer of specified instruments (such as commercial bank loans or securities) and/or the execution of various derivative transactions, and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

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Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities. The issuers of these securities frequently are limited purpose trusts or other special purpose vehicles that, in turn, invest in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on or linked to the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and/or principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. These securities generally are exempt from registration under the Securities Act of 1933. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Commodity-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked or commodity-linked note depend on the performance of one or more market indices, such as the S&P 500 Index, a weighted index of commodity futures such as crude oil, gasoline and natural gas or the market prices of a particular commodity or basket of commodities. Equity-linked securities are short-term or intermediate term instruments having a value at maturity and /or interest rate determined by reference to the market prices of one or more equity securities. At maturity, the principal amount of an equity-linked debt security is often exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index, commodity, currency and equity-linked securities may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Advisor. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Advisor. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad, and certain derivative instruments may be illiquid.

Linked securities are often issued by unit investment trusts. Examples of this include such index-linked securities as S&P Depositary Receipts (SPDRs), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index, and a type of ETF. Because a unit investment trust is an investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing levels of fees with respect to investments in such unit investment trusts.

Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and such equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

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Investing in structured products and linked securities is subject to certain risks. Because structured products typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products may be structured as a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher rates of return and present greater risks than unsubordinated structured products. Structured products sometimes are sold in private placement transactions and often have a limited trading market.

Investments in “linked” securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked-securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging market countries, there are certain additional risks associated with such investments.

SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called “creation unit size” and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

Futures Contracts and Options on Futures Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of security or other asset called for in the contract at a specified delivery time for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of security or other asset called for in the contract at a specified delivery time at a stated price. The specific securities or other assets delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying security or other asset. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities or other assets currently owned or expected to be acquired by them. Speculators less often own the securities or other assets underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities or other assets. Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the CFTC and the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a “commodity pool operator” under the CEA, and, accordingly, they are not subject to registration or regulation as such under the CEA.

Upon entering into futures contracts, in compliance with the SEC’s requirements, cash or liquid securities, equal in value to the amount of a Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions, in that futures contract margin does not involve the borrowing of funds by a Fund to

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finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying security or other asset) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the relevant futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or other asset fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

Although futures contracts by their terms call for actual delivery or acceptance of securities or other assets (stock index futures contracts or futures contracts that reference other intangible assets do not permit delivery of the referenced assets), the contracts usually are closed out before the settlement date without the making or taking of delivery. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of taking such action would be to reduce or eliminate the hedge position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of security or other asset with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Fund is subject to the Advisor’s ability to predict correctly movements in the direction of interest rates and other factors affecting securities and commodities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund, therefore, bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

In the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions, closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

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Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of interest rate futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling bonds with short maturities and investing in bonds with long maturities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges – principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; GNMA modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position in the index. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged.

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index (the Index). This Index is composed of forty term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The forty prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

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Options on Futures Contracts. A Fund may purchase and write call and put options on those futures contracts that it is permitted to buy or sell. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or other assets or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.

A Fund will enter into written options on futures contracts only when, in compliance with the SEC’s requirements, cash or liquid securities equal in value to the underlying security’s or other asset’s value (less any applicable margin deposits) have been deposited in a segregated account. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Investments in futures options involve some of the same risks that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. There may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Successful use of index futures by a Fund is also subject to the Advisor’s ability to predict correctly movements in the direction of the market. It is possible that, for example, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in a Fund’s portfolio may decline. If this occurred, a Fund would lose money on the futures and also experience a decline in the value of its portfolio securities, as a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move to the same extent as do the prices of its put options on the stock indices. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit of the increased values of those securities that it has hedged, because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market, and also because of the imperfect correlation between movements in an index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

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There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Index Futures Contracts. A Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

There are various risks in connection with the use by a Fund of index futures as a hedging device. For example, a risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged; there can be no assurance that the Advisor will be successful in doing so.

Use by Tax-Exempt Funds of Interest Rate and U.S. Treasury Security Futures Contracts and Options. A Fund investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Stock Options and Stock Index Options

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (OCC). Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

There is a key difference between stock options and stock index options in connection with their exercise. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example,

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some stock index options are based on a broad market index, such as the S&P 500 Index or a narrower market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

The successful use of a Fund’s options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly. When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction for such option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since a Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. The writer in such circumstances would be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, a Fund will realize a loss equal to the premium paid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at a time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, a Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Dealer (Over-the-Counter) Options. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if a Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options more often may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, a Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with a Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able

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to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

A Fund generally will treat purchased dealer options as illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that a Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option.

Writing covered options. A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with a Fund’s investment goal and policies. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

A Fund may write only covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls (straddles) on the same underlying security.

A Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than the security’s then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Fund may also have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder

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of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. A Fund may purchase call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Swap Agreements

Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Additionally, whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

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Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

The values of equity swaps can be very volatile. To the extent that the Advisor does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

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Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

Dollar Rolls

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar (same collateral type, coupon and maturity) securities on a specified future date and price. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Fund foregoes principal and interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities as well as the interest earned on the cash proceeds of the initial sale.

Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price or that the transaction costs may exceed the return earned by a Fund from the transaction. Dollar rolls also involve risk to a Fund if the other party should default on its obligation and a Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction.

Foreign Currency Transactions

Foreign currency transactions may be used to protect, to some extent, against uncertainty in the level of future currency exchange rates by establishing a fixed exchange rate. Foreign currency transactions may involve the purchase or sale of foreign currencies on a “spot” (cash) basis at the prevailing exchange rate or may involve “forward contracts” that allow a Fund to purchase or sell foreign currencies at a future date. Forward contracts may be used for “transaction hedging,” “position hedging” and “cross-hedging.” A Fund may use forward sale contracts to sell an amount of a foreign currency approximating the value of a Fund’s securities denominated in the foreign security when that foreign currency suffers a substantial decline against the U.S. dollar. A Fund may use forward purchase contracts to purchase a foreign currency when it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized if the value of the hedged currency increases.

Transaction hedging may allow a Fund to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest rate payment in a foreign currency. A Fund may use transaction hedging to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging may allow a Fund to protect against an adverse change in the relationship between the U.S. dollar and the applicable foreign currencies in which its portfolio securities are denominated. A Fund may use position hedging when it is believed that the U.S. dollar may suffer a decline against the foreign currency by entering into a forward purchase contract to purchase that foreign currency for a fixed dollar amount.

Cross-hedging may allow a Fund to enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall if there is a decline in the U.S. dollar value of the currency in which a Fund’s securities are denominated.

A Fund also may purchase exchange-listed and over-the-counter call and put options on foreign currencies and foreign currency contracts. Options on foreign currencies and foreign currency contracts give the holder a right to buy or sell the underlying foreign currencies or foreign currency contracts for a specified period of time and for a specified amount. The value of an option on foreign currencies or foreign currency contracts reflects the value of an exchange rate, which depends on the relative values of the U.S. dollar and the relevant foreign currency.

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Engaging in foreign currency transactions is subject to certain risks. For example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the dollar value of any securities held by a Fund denominated in that currency. It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract, which may make it necessary for a Fund to purchase additional foreign currency on the spot market if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver at the time a Fund sells the security being hedged. The value of any currency, including the U.S. dollar, may be affected by political and economic factors applicable to the issuer’s country. The exchange rates of currencies also may be affected adversely by governmental actions. Transaction, position and cross-hedging do not eliminate fluctuations in the underlying prices of securities that a Fund owns or intends to purchase or sell and may limit the amount of potential gain that might result from the increase in value of the currency being hedged. Settlement procedures relating to a Fund’s foreign currency transactions may be more complex than those relating to investments in securities of U.S. issuers.

Foreign Securities

Foreign securities include debt, equity and derivative securities that the Advisor determines are “foreign” based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors.

Foreign securities may include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are U.S. dollar-denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency-denominated receipts issued in Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.

Investing in foreign securities is subject to certain risks. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies or U.S. dollars, without a change in the intrinsic value of those securities. Additionally, the U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies by purchasing and selling forward foreign currency exchange contracts and foreign currency futures contracts and related options. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. A Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which would reduce the amount of income and capital gains available to distribute to a Fund’s shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; adverse impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those mandated for domestic companies.

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Risks associated with investments in foreign securities are increased with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

Guaranteed Investment Contracts (Funding Agreements)

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

Illiquid Securities

Illiquid securities are defined by the Fund consistent with SEC staff’s current guidance and interpretations which provides that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be liquid securities.

Investments in Other Investment Companies

Investing in other investment companies may be a means by which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, the rules and regulations thereunder and any exemptive orders currently or in the future obtained by a Fund from the SEC.

The 1940 Act generally requires that a Fund limit its investments in another investment company or series thereof so that, as determined at the time a securities purchase is made: (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a Fund or by companies controlled by the Fund. Such other investment companies may include exchange-traded funds (ETFs), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries.

Investing in other investment companies is subject to certain risks. Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to be fully invested, there may be potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on Fund shares held directly but also on the investment company shares that a Fund purchases.

In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry on which the ETF relates. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

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Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of other affiliated Columbia Funds, including the Money Market Funds, subject to certain conditions. Investing in affiliated Funds may present certain actual or potential conflicts of interest. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest.

Low and Below Investment Grade Securities

Low and below investment grade securities (below investment grade securities are also known as “junk bonds”) are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s), that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by Moody’s) or that are unrated but determined by the Advisor to be of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications or similar events, are more speculative in nature than securities with higher ratings and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of one or more NRSROs, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities.

Investing in low and below investment grade securities and comparable unrated securities is subject to certain risks. The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Advisor’s credit analysis with respect to these types of securities than is the case for more highly rated securities.

The market values of certain low and below investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than are the market value of more highly rated securities. In addition, issuers of low and below investment grade and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is greater for low and below investment grade and comparable unrated securities than it is for higher rated securities because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating portfolio net asset value; and (ii) sell the securities at fair market value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (i) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States, foreign countries and supranational entities, and each of their subdivisions, agencies and instrumentalities; and (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or its instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

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Mortgage-Backed Securities

Mortgage-backed securities are a type of asset-backed security and represent interests in, or debt instruments backed by, pools of underlying mortgages. In some cases, these underlying mortgages may be insured or guaranteed by the U.S. Government or its agencies. Mortgage-backed securities entitle the security holders to receive distributions that are tied to the payments made on the underlying mortgage collateral (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying mortgage collateral effectively pass through to such security holders. Mortgage-backed securities are created when mortgage originators (or mortgage loan sellers who have purchased mortgage loans from mortgage loan originators) sell the underlying mortgages to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying mortgage loans, and have a minimum denomination and specific term. The securities, in turn, are either privately placed or publicly offered.

Mortgage-backed securities may be issued or guaranteed by the Government National Mortgage Association (also known as Ginnie Mae or GNMA), the Federal National Mortgage Association (also known as Fannie Mae or FNMA), or the Federal Home Loan Mortgage Corporation (also known as Freddie Mac or FHLMC), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its stock nor the securities it issues are insured or guaranteed by the U.S. Government. FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, “repackages” them and provides certain guarantees. FHLMC’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Mortgage-backed securities issued by FHLMC are not guaranteed as to timely payment of interest and principal by the U.S. Government.

Collateralized mortgage obligations (CMOs) are debt obligations issued by special-purpose trusts, collateralized by underlying mortgage assets. Principal prepayments on underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Real estate mortgage investment conduits (REMICs) are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.

Investing in mortgage-backed securities is subject to certain risks, including, among others, prepayment, market and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages more quickly than expected, which may affect the security’s average maturity and rate of return. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages also may be affected by home value appreciation, ease of the refinancing process and local economic conditions, among other factors. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities can be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, which in turn may decrease their value. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. Government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions.

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Municipal Securities

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Municipal securities can be classified into two principal categories, including “general obligation” bonds and other securities and “revenue” bonds and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Municipal securities also may include “moral obligation” securities, which normally are issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the governmental entity that created the special purpose public authority.

Municipal securities may include municipal bonds, municipal notes and municipal leases. Municipal bonds are debt obligations of a governmental entity that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity.

Municipal notes may be issued by governmental entities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the relevant fiscal period. Municipal notes generally have maturities of one year or less. Municipal notes can be subdivided into two sub-categories: (i) municipal commercial paper and (ii) municipal demand obligations.

Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold, for example, to meet seasonal working capital or interim construction financing needs of a governmental entity or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

Municipal demand obligations can be subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which a Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes generally provide that interest rates are adjustable at intervals ranging from daily to six months.

Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes. Although there is no secondary market for master demand obligations, such obligations are considered by a Fund to be liquid because they are payable upon demand.

Municipal lease obligations are participations in privately arranged loans to state or local government borrowers. In general, such loans are unrated, in which case they will be determined by the Advisor to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender.

Although lease obligations do not constitute general obligations of the municipal issuer to which the government’s taxing power is pledged, a lease obligation ordinarily is backed by the government’s covenant to budget for, appropriate, and make

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the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a periodic basis. In the case of a “non-appropriation” lease, a Fund’s ability to recover under the lease in the event of non-appropriation or default likely will be limited to the repossession of the leased property in the event that foreclosure proves difficult.

Tender option bonds are municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates that is coupled with the agreement of a third party, such as a bank, broker/dealer or other financial institution, to grant the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. The financial institution receives periodic fees equal to the difference between the municipal security’s coupon rate and the rate that would cause the security to trade at face value on the date of determination.

Investing in municipal securities is subject to certain risks. There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different rates of return while municipal securities of the same maturity and interest rate with different ratings may have the same rate of return.

The payment of principal and interest on most municipal securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. Each state, each of their political subdivisions, municipalities, and public authorities, as well as the District of Columbia, Puerto Rico, Guam, and the Virgin Islands, is a separate “issuer.” An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

There are particular considerations and risks relevant to investing in a portfolio of a single state’s municipal securities, such as the greater risk of the concentration of portfolio holdings.

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “packaged” by an intermediary, such as a bank or broker/dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments that are passed through to the holder of the participation interest from the payments made on the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, as an initial purchaser, which are passed through to purchasers in the secondary market, such as a Fund. Mortgage-backed securities are a common type of participation interest.

Loan participations also are a type of participation interest. Loan participations are interests in loans that are administered by a lending bank or agent for a syndicate of lending banks and sold by the bank or syndicate members.

Investing in participation interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. A Fund also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent.

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Preferred Stock

Preferred stock represents units of ownership of a corporation that frequently have dividends that are set at a specified rate. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond.

Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. Shares typically are bought and sold at face values generally ranging from $100,000 to $500,000 per share. The potential benefits of APS include:

•	Reduced interest rate risk: Because these securities generally reset within a short period of time, the exposure to interest rate risk is somewhat mitigated.

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Preservation of principal: The frequency of the dividend reset provisions makes APS an attractive cash management instrument. The auction reset mechanism generally assures that the shares will trade at par on the auction date. For those that reset frequently, the share price is not expected to fluctuate from par; however, the reset rate may reflect factors such as market conditions, demand and supply for a particular credit confidence in the issuer.

•	Credit quality: Most corporate APS carry an investment grade credit rating from both Moody’s and S&P; municipal APS typically carry the highest credit rating from both Moody’s and S&P (Aaa/AAA).

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

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Failed auction: Such a breakdown of the auction process is unlikely; however, in the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectuses and typically is influenced by the issuer’s credit rating. In a failed auction, current shareholders generally are unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder may hold his or her shares until the next auction. Should there not be subsequent auctions that “cure” the failed process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: Although unlikely, the preferred shares are redeemable at any time, at the issuer’s option, at par plus accrued dividends.

Investing in preferred stock is subject to certain risks. For example, stock market risk is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and decline based on factors specific to each corporation, such as changes in earnings or management.

Investing in preferred stock also may involve the risks applicable to investing in a particular company. For example, stocks of smaller companies tend to have greater price fluctuations than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Stocks of these companies may have a higher potential for gains but also are subject to greater risk of loss.

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Investing in preferred stock also may involve the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ stock to decline.

Private Placement and Other Restricted Securities

Private placement securities are securities that have been privately placed and are not registered under the 1933 Act. They are eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other “restricted” securities often cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale.

Private placements typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of a trading market.

Real Estate Investment Trusts and Master Limited Partnerships

REITs are entities that either own properties or make construction or mortgage loans and also may include operating or finance companies. An equity REIT generally holds equity positions in real estate and seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage REIT generally specializes in lending money to owners of properties and passes through any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and the oil and gas industries, but they also may finance motion pictures, research and development and other projects.

REITs are subject to certain risks associated with direct ownership of real estate, including, for example, declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs also may be subject to interest rate risk. In general, increases in interest rates will decrease the value of high-yield securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for preferential tax treatment under the Code, which adversely could affect dividend payments. REITs also may not be diversified.

Investing in master limited partnerships generally is subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks include those associated with the specific industries in which a master limited partnership invests, such as the risks associated with investing in the real estate or oil and gas industries.

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Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing a Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. A Fund typically will enter into repurchase agreements only with commercial banks, registered broker/dealers and the Fixed Income Clearinghouse Corporation, and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest.

Repurchase agreements generally are subject to counterparty risk. If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale and accrued interest are less than the resale price provided in the repurchase agreement including interest. In addition, if a seller becomes involved in bankruptcy or insolvency proceedings, a Fund may incur delays and costs in selling the underlying security, or may suffer a loss of principal and interest if, for example, a Fund is treated as an unsecured creditor and is required to return the underlying collateral to the seller or its assigns.

Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Standby Commitments

Standby commitments are securities under which a purchaser, usually a bank or broker/dealer, agrees to purchase, for a fee, an amount of a Fund’s municipal obligations. The amount payable by a bank or broker/dealer to purchase securities subject to a standby commitment typically will be substantially the same as the value of the underlying municipal securities. A Fund may pay for standby commitments either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a commitment.

Using standby commitments is subject to certain risks. Standby commitments are subject to the risk that a counterparty will not fulfill its obligation to purchase securities subject to a standby commitment.

Stripped Securities

Stripped securities are securities that evidence ownership in either the future interest or principal payments on an instrument. There are many different types and variations of stripped securities. For example, separately traded interest and principal securities, or STRIPS, can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through DTC, a clearing agency registered pursuant to Section 17A of the Securities Exchange Act of 1934, as amended, and created to hold securities for its participants, and to facilitate the clearance and settlement of securities transactions between participants through electronic computerized book-entries, thereby eliminating the need for physical movement of certificates. TIGERS are Treasury securities stripped by brokers. Stripped mortgage-backed securities, or SMBS, also can be issued by the U.S. Government or its agencies.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common types of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

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Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable, or floating, rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula.

Investing in variable- and floating-rate obligations is subject to certain risks. Variable- and floating-rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Variable- and floating-rate obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a variable- or floating rate obligation defaults, a Fund could sustain a loss to the extent of such default.

Warrants and Rights

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.

Warrants and rights may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights, such as when there is no movement in the market price or the market price of such securities declines.

When-Issued, Delayed Delivery and Forward Commitment Transactions

When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by a Fund, with payment and delivery taking place in the future. When engaging in when-issued, delayed delivery and forward commitment transactions, a Fund typically will hold cash or liquid securities in a segregated account in an amount equal to or

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greater than the purchase price. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that a Fund agrees to purchase the securities. A Fund generally will enter into when-issued, delayed delivery and forward commitment transactions only with the intention of completing such transactions. However, the Advisor may determine not to complete a transaction if it deems it appropriate. In such cases, a Fund may realize short-term gains or losses.

When-issued, delayed delivery and forward commitment transactions involve the risks that the securities purchased may fall in value by the time they actually are issued or that the other party may fail to honor the contract terms. A Fund that invests in delayed delivery securities may rely on a third party to complete the transaction. Failure by a third party to deliver a security purchased on a delayed delivery basis may result in a financial loss to a Fund or the loss of an opportunity to make an alternative investment.

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. These securities include, among others, zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGERs (Treasury Investor Growth Receipts) or STRIPS (Separate Trading of Registered Interest and Principal of Securities). Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages are generally structured in the same fashion as zero-coupon bonds; the certificate of deposit holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities holders generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

Investing in zero-coupon, pay-in-kind and step-coupon securities is subject to certain risks, including that market prices of zero-coupon, pay-in-kind step-coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are volatile. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than interest paying bonds.

Borrowings

Each Portfolio has a fundamental policy with respect to borrowing that can be found under the heading About the Portfolios’ Investments – Fundamental and Non-Fundamental Investment Policies. Specifically, each Portfolio may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Portfolios. In general, pursuant to the 1940 Act, a Portfolio may borrow money only from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount must be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

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The Portfolios participate in committed and uncommitted lines of credit (Lines of Credit). Any advance under the Lines of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely sale of portfolio securities. It is possible that a Portfolio may wish to borrow money under the uncommitted line of credit for a temporary or emergency purpose but may not be able to do so.

As noted above under the heading About the Portfolios’ Investments – Exemptive Orders, pursuant to an exemptive order from the SEC, a Portfolio may, subject to certain conditions, borrow money from other funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Portfolio investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Short Sales

A Portfolio may engage in short sales that are not “against the box,” which are sales by a Portfolio of securities or commodity futures contracts that it does not own in hopes of purchasing the same security at a later date at a lower price. The technique is also used to protect a profit in a long-term position in a security or commodity futures contract. To make delivery to the buyer, a Portfolio must borrow or purchase the security. If borrowed, a Portfolio is then obligated to replace the security borrowed from the third party, so a Portfolio must purchase the security at the market price at a later time. If the price of the security has increased during this time, then a Portfolio will incur a loss equal to the increase in price of the security from the time of the short sale plus any premiums and interest paid to the third party. (Until the security is replaced, a Portfolio is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, a Portfolio also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.)

Short sales by a Portfolio that are not made “against the box” create opportunities to increase a Portfolio’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Because a Portfolio in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, a Portfolio’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a Portfolio may be required to pay in connection with the short sale. Short sales could potentially involve unlimited loss, as the market price of securities sold short may continually increase, although a Portfolio can mitigate any such losses by replacing the securities sold short. Under adverse market conditions, a Portfolio might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. There is also the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Portfolio.

A Portfolio will sometimes sell securities short when it owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.” If a Portfolio makes a short sale “against the box,” it would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Portfolio will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Portfolio can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by a Portfolio, because a Portfolio might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Short sales “against the box” entail many of the same risks and considerations described above regarding short sales not “against the box.” However, when a Portfolio sells short “against the box” it typically limits the amount of securities that it has leveraged. A Portfolio’s decision to make a short sale “against the box” may be a technique to hedge against market

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risks when the Advisor believes that the price of a security may decline, causing a decline in the value of a security owned by a Portfolio or a security convertible into or exchangeable for such security. In such case, any future losses in a Portfolio’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities a Portfolio owns, either directly or indirectly, and, in the case where a Portfolio owns convertible securities, changes in the investment values or conversion premiums of such securities. Short sales may have adverse tax consequences to a Portfolio and its shareholders.

A Portfolio’s successful use of short sales also will be subject to the ability of the Advisor to predict movements in the directions of the relevant market. A Portfolio therefore bears the risk that the Advisor will incorrectly predict future price directions. In addition, if a Portfolio sells a security short, and that security’s price goes up, a Portfolio will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that a Portfolio will not incur significant losses in such a case.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless a Portfolio’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

Lending Securities

Securities lending refers to the lending of a Portfolio’s portfolio securities. Subject to its investment policies described above and in the prospectuses, a Portfolio may make secured loans of its portfolio securities to broker/dealers and other institutional investors. Securities loans are made pursuant to agreements that require that loans be secured continuously by collateral in cash or short-term debt obligations at least equal to the value of the securities loaned. A Portfolio retains all or a portion of the interest received on investment of cash collateral, or receives a fee from the borrower where collateral is provided in the form of short-term debt obligations. A borrower will pay to a Portfolio an amount equal to any dividends or interest received on securities loaned, but a Portfolio typically will pay for lending fees and related expenses from interest earned on investments of cash collateral. Although voting rights, or rights to consent, with respect to loaned securities pass to a borrower, a Portfolio retains the right to call the loans at any time on reasonable notice, and may do so in order to vote upon matters affecting, or to sell, the loaned securities.

Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default. There also is a risk of possible delay in the recovery of loaned securities or possible loss of rights in the collateral if a borrower fails financially.

Temporary Defensive Positions

Each Portfolio may temporarily invest in money market instruments or hold cash while it is investing defensively. It may do so without limit, when the Advisor: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Portfolio engages in such strategies, it may not achieve its investment objective.

See also About the Portfolios’ Investments – Permissible Investments and Related Risks – Money Market Instruments.

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Portfolio Turnover

A change in the securities held by a Portfolio is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Portfolio’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Portfolio’s performance.

For each Portfolio’s portfolio turnover rate, see the Financial Highlights section in the prospectuses for that Portfolio.

Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of the Columbia Funds’ portfolio holdings. These policies and procedures are designed to ensure that disclosure of information regarding the Columbia Funds’ portfolio securities is in the best interests of Columbia Fund shareholders and to address conflicts between the interests of Columbia Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Columbia Fund, on the other. These policies and procedures provide that Columbia Funds portfolio holdings information generally may not be disclosed to any party prior to the earlier of: (i) the business day next following the posting of such information on the Columbia Funds’ website, if applicable, or (ii) the time a Columbia Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The policies and procedures prohibit the Advisor and the Columbia Funds’ other service providers from entering into any agreement to disclose Columbia Fund portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of Columbia Funds and include some variations tailored to the different categories of Columbia Funds. Accordingly, some of the provisions described below do not apply to the Columbia Fund(s) covered by this SAI. The Advisor also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Public Disclosures

The Columbia Funds’ portfolio holdings currently are disclosed to the public through required filings with the SEC and on the Columbia Funds’ website. This information is available on the Columbia Funds’ website as described below.

•	For equity, convertible, balanced and asset allocation Columbia Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.

•	For fixed income Columbia Funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.

•	For Money Market Funds, a complete list of portfolio holdings as of a month-end is posted approximately the fifth business day after such month-end.

The Columbia Funds also disclose their largest holdings, as a percent of the market values of the Columbia Funds’ portfolios, as of month-end on their website, generally within 15 days after such month-end. The equity Columbia Funds post their largest 10-15 holdings, the balanced Columbia Funds post their largest 5 equity holdings, and certain fixed income Columbia Funds post their top 5-15 holdings.

The scope of the information that is made available on the Columbia Funds’ website pursuant to the Columbia Funds policies relating to a Columbia Fund’s portfolio may change from time to time without prior notice.

The Columbia Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Columbia Fund’s fiscal year). Shareholders may obtain each Columbia Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Funds’ website. In addition, each Columbia Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 800.SEC.0330 for information about the SEC’s website or the operation of the public reference room.

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With respect to variable insurance trusts in the Columbia Funds Family, holdings information is disclosed no earlier than the time such information is filed in a publicly available SEC filing required to include such information.

The Columbia Funds, the Advisor and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Columbia Funds’ website or no earlier than the time a Columbia Fund files such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Columbia Funds’ policies and procedures provide that no disclosures of the Columbia Funds’ portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the Columbia Funds have a legitimate business purpose for making such disclosure, (ii) the Columbia Funds’ President and Chief Executive Officer authorizes such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Advisor; (ii) any conflicts of interest between the interests of Columbia Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Columbia Fund, on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that otherwise is unlawful.

In addition, the Columbia Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the Columbia Funds with their day-to-day business affairs. In addition to the Advisor and its affiliates, these service providers include each Columbia Fund’s sub-advisor(s) (if any), the Columbia Funds’ independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Columbia Funds. The Columbia Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Columbia Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Columbia Funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Columbia Funds’ President and Chief Executive Officer. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Electra Information Systems	None	Use for trade reconciliation purposes.	Daily

Standard & Poor’s	None	Use to maintain ratings for certain Money Market Funds.	Weekly

InvestorTools, Inc.	None	Access granted solely for the purpose of testing back office conversion of trading systems.	Real time

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Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
ING Insurance Company	None	Access granted for specific Columbia Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly

Glass-Lewis & Co.	None	Access in connection with testing the firm’s proxy services.	Daily

CMS Bondedge	None	Access when assisting in resolving technical difficulties with application used by the Advisor’s Fixed Income Portfolio Management team as an analytical and trading tool.	Ad hoc

Linedata Services, Inc.	None	Access when assisting in resolving technical difficulties with the software for the LongView Trade Order Management System.	Ad hoc

JP Morgan	None	Access to provide the Advisor’s High Yield portfolio management team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly

Malaspina Communications	None	Use to facilitate writing, publishing and mailing Columbia Fund shareholder reports and communications including shareholder letter and management’s discussion of Columbia Fund performance.	Quarterly

Data Communique	None	Use to automate marketing materials. Vendor receives top holdings information to populate data in fact sheet templates.	Quarterly

Evare LLP	None	Use for standardizing and reformatting data according to the Advisor’s specifications for use in the reconciliation process.	Daily

Factset Data Systems, Inc.	None	Use for provision of quantitative analytics, charting and fundamental data to the Advisor.	Daily

RR Donnelley/WE Andrews	None	Access as printers for the Columbia Funds’ prospectuses, supplements, SAIs, fact sheets and brochures.	Monthly

Merrill and Bowne	None	Access as printers for the Columbia Funds’ prospectuses, supplements and SAIs.	Monthly

Merrill Corporation	None	Use to provide fulfillment of the Columbia Funds’ prospectuses, supplements, SAIs and sales materials.	Monthly

Citigroup	None	Access when assisting in resolving technical difficulties with Yield Book, an analytic software program that the Advisor uses to perform ongoing risk analysis and management of certain fixed income Columbia Funds and fixed income separately managed accounts.	Daily

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Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Mellon Analytical Solutions	None	Use to provide portfolio characteristics to assist in performance reviews and reporting.	Monthly

Eagle Investment Systems Corp./ FT Interactive Systems Corp	None	Eagle is the Portfolio Accounting System for Causeway Capital Management LLC, the investment sub-advisor to certain of the Columbia Funds (Causeway).	Daily

Bloomberg Trade Order Management System	None	Bloomberg is the portfolio trading system for Causeway; holdings data needs is loaded into Bloomberg.	Daily

Institutional Shareholder Services (ISS)	None	ISS is a proxy voting research and record keeping service used by Causeway to vote proxies for certain of the Columbia Funds. ISS needs the portfolio holdings to provide Causeway with proxy ballots, research and record keeping services so that Causeway may timely and accurately vote and record proxies for certain of the Columbia Funds.	Daily

Cogent Consulting LLC	None	To facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily

Moody’s Investors Service	None	Ongoing portfolio surveillance for ratings they maintain on the Money Market Funds.	Monthly

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INVESTMENT ADVISORY AND OTHER SERVICES

The Advisor and Investment Advisory Services

The Advisor (which is also the Administrator) has been a registered investment advisor since 1995. The Advisor is a wholly owned subsidiary of Columbia Management Group, LLC, which is the primary investment division of Bank of America. The Advisor and Columbia Management Group, LLC are located at 100 Federal Street, Boston MA 02110.

Services Provided

Pursuant to the terms of the Investment Advisory Agreement, the Advisor is responsible for the overall management and supervision of the investment management of each Portfolio. The Advisor performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Portfolio.

The Investment Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Advisor shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Advisory Agreement became effective with respect to each Portfolio after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Advisory Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Investment Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Portfolio at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Portfolio) or by the Advisor on 60 days’ written notice.

The Advisor pays all salaries of officers of the Trust, except for the CCO, a portion of whose salary is paid by the Columbia Funds. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, shareholder servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Portfolio prospectuses to shareholders. The Distributor pays the cost of printing and distributing all other prospectuses.

Advisory Fee Rates and Fees Paid

The Portfolios pay the Advisor an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement, and as shown in the section entitled Management of the Portfolio – Primary Service Providers in each Portfolio’s prospectuses. The fee is calculated as a percentage of the average daily net assets of each Portfolio and is paid monthly. The Advisor also may pay amounts from its own assets to the Distributor and/or to selling and/or servicing agents for services they provide.

The Advisor received fees from the Portfolios for its services as reflected in the following chart, which shows the advisory fees paid to the Advisor and the advisory fees waived/reimbursed by the Advisor, where applicable, for the three most recently completed fiscal periods.

Advisory Fees Paid by the Portfolios

Portfolio	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006*
Masters Heritage Portfolio
Advisory Fee Paid	—	—
Amount Waived by the Advisor	—	—
Amount Reimbursed by the Advisor	$322,708	$70,634

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Advisory Fees Paid by the Portfolios

Portfolio	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006*
Masters Global Equity Portfolio
Advisory Fee Paid	—	—
Amount Waived by the Advisor	—	—
Amount Reimbursed by the Advisor	$282,688	$62,350

Masters International Equity Portfolio
Advisory Fee Paid	—	—
Amount Waived by the Advisor	—	—
Amount Reimbursed by the Advisor	$338,386	$64,553

*	Fees paid are only shown from the Portfolios’ date of inception (February 15, 2006) through March 31, 2006.

Portfolio Manager(s)

The following provides additional information about the portfolio manager(s) of the Advisor who are responsible for making the day-to-day investment decisions for the Portfolios. As described in the Management of the Portfolio – Primary Service Providers section of each Portfolio’s prospectuses, the portfolio manager(s) of the Advisor who are responsible for the Portfolios are:

Portfolio Manager(s) of the Advisor

Portfolio Manager	Portfolio
Vikram Kuriyan	Masters Heritage Portfolio
Vikram Kuriyan	Masters Global Equity Portfolio
Vikram Kuriyan	Masters International Equity Portfolio

Compensation

The Advisor’s portfolio managers received their compensation from the Advisor and its parent company, Columbia Management Group, LLC, in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager’s three and five year performance. The Advisor also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Performance Benchmarks

Portfolio Manager	Primary Benchmark(s)	Secondary Benchmark	Morningstar Category (Peer Group)
Vikram Kuriyan

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The size of the overall bonus pool each year is determined by Columbia Management Group, LLC and depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor’s profitability for the year, which is largely determined by assets under management.

Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the portfolio manager(s) of the Advisor managed, as of March 31, 2007.

Other Accounts Managed by the Portfolio Manager(s)

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Vikram Kuriyan (a)	25	$11.19 billion	38	$4.70 billion	121	$10.22 billion
Vikram Kuriyan (b)	25	$11.25 billion	38	$4.70 billion	121	$10.22 billion
Vikram Kuriyan (c)	25	$11.15 billion	38	$4.70 billion	121	$10.22 billion

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Masters Heritage Portfolio.
(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Masters Global Equity Portfolio.
(c)	“Other SEC-registered open-end and closed-end funds” represents funds other than Masters International Equity Portfolio.

The following table shows the number and assets of the above accounts (or portions of such accounts) for which the advisory fee is based on performance, as of March 31, 2007.

Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Vikram Kuriyan	—	—	—	—	2	$21.96 billion

Ownership of Securities

The table below shows the dollar ranges of shares of each Portfolio beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the Advisor’s portfolio manager(s), as of March 31, 2007.

Portfolio Manager Ownership of the Portfolio as of March 31, 2007

Portfolio Manager	Portfolio	Dollar Range of Equity Securities in the Portfolio Beneficially Owned
Vikram Kuriyan	Masters Heritage Portfolio	None
Vikram Kuriyan	Masters Global Equity Portfolio	None
Vikram Kuriyan	Masters International Equity Portfolio	None

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The Advisor’s Portfolio Managers and Potential Conflicts of Interests

Like other investment professionals with multiple clients, a Portfolio’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Portfolio and other accounts at the same time. The Advisor and the Portfolios have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Advisor’s Code of Ethics and certain limited exceptions, the Advisor’s investment professionals do not have the opportunity to invest in client accounts, other than the Portfolios.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Portfolios. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Portfolios and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Portfolio and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Portfolio as well as other accounts, the Advisor’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Portfolio or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Portfolio to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Advisor and the Portfolios have adopted compliance procedures that provide that any transactions between a Portfolio and another account managed by the Advisor are to be made at an independent current market price, consistent with applicable laws and regulation.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Portfolio and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Portfolio that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Portfolio, even though it could have been bought or sold for the Portfolio at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Portfolios.

A Portfolio’s portfolio manager(s) also may have other potential conflicts of interest in managing the Portfolio, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Portfolio and other accounts. Many of the potential conflicts of interest to which the Advisor’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Advisor and its affiliates. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Advisor and its affiliates.

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The Administrator

Columbia Management Advisors, LLC (which is also the Advisor) serves as Administrator of the Portfolios.

Services Provided

Pursuant to the terms of the Administration Agreement, the Administrator has agreed to, among other things, (i) provide office space, equipment and clerical personnel; (ii) arrange, if desired by the Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Portfolio; (iii) prepare and, if applicable, file all documents required for compliance by each Portfolio with applicable laws and regulations; (iv) prepare agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; (v) coordinate and oversee the activities of each Portfolio’s other third party service providers; and (vi) maintain certain books and records of each Portfolio.

Administration Fee Rates and Fees Paid

The Administrator receives fees as compensation for its services, which are computed daily and paid monthly, at the annual rates shown in the table below.

Administration Fee Rates
Portfolio	Administration Fee Rate, as a % of Average Daily Net Assets
Masters Heritage Portfolio	0.00%
Masters Global Equity Portfolio	0.00%
Masters International Equity Portfolio	0.00%

The following chart shows the administration fees paid to the Administrator for the three most recently completed fiscal periods.

Administration Fees Paid by the Portfolios

Portfolio	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006*
Masters Heritage Portfolio
Administration Fee Paid	—	—
Amount Waived/Reimbursed by the Administrator	—	—

Masters Global Equity Portfolio
Administration Fee Paid	—	—
Amount Waived/Reimbursed by the Administrator	—	—

Masters International Equity Portfolio
Administration Fee Paid	—	—
Amount Waived/Reimbursed by the Administrator	—	—

*	Fees paid are only shown from the Portfolios’ date of inception (February 15, 2006) through March 31, 2006.

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Pricing and Bookkeeping Services

State Street Bank and Trust Company is responsible for providing certain pricing and bookkeeping services to the Portfolios.

Services Provided

Effective December 15, 2006, the Portfolios entered into a Financial Reporting Services Agreement with State Street Bank and Trust Company and Columbia Management Advisors, LLC (the Financial Reporting Services Agreement) pursuant to which State Street Bank and Trust Company provides financial reporting services to the Portfolios. Also effective December 15, 2006, the Portfolios entered into an Accounting Services Agreement with State Street Bank and Trust Company and Columbia Management Advisors, LLC (collectively with the Financial Reporting Services Agreement, the State Street Agreements) pursuant to which State Street Bank and Trust Company provides accounting services to the Portfolios. Under the State Street Agreements, the Portfolios pay State Street Bank and Trust Company an annual fee of $38,000 paid monthly. In addition, the Portfolios pay a monthly fee based on an annualized percentage rate of average daily net assets of the Portfolios for the month. The aggregate fee during any years shall not exceed $140,000 annually (exclusive of out-of-pocket expenses and charges). The Portfolios also reimburse State Street Bank and Trust Company for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Portfolios entered into a Pricing and Bookkeeping Oversight and Services Agreement (the Services Agreement) with Columbia Management Advisors, LLC. Under the Services Agreement, Columbia Management Advisors, LLC provides services related to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street Bank and Trust Company. Under the Services Agreement, the Portfolios reimburse Columbia Management Advisors, LLC for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Portfolio expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia Management Advisors, LLC was responsible for providing pricing and bookkeeping services to the Portfolios under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same rate described above under the State Street Agreements. Under separate agreements between Columbia Management Advisors, LLC and State Street Bank and Trust Company, Columbia Management Advisors, LLC delegated certain functions to State Street Bank and Trust Company. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia Management Advisors, LLC and discussed below) were paid to State Street Bank and Trust Company. The Portfolios also reimbursed Columbia Management Advisors, LLC for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Portfolios’ portfolio securities and direct internal costs incurred by Columbia Management Advisors, LLC in connection with providing fund accounting oversight and monitoring and certain other services.

Pricing and Bookkeeping Fees Paid

Columbia Management Advisors, LLC and State Street Bank and Trust Company received fees from the Portfolios for their services as reflected in the following chart, which shows the net pricing and bookkeeping fees paid to State Street Bank and Trust Company and to Columbia Management Advisors, LLC for the two most recently completed fiscal years. Prior to December 1, 2005, pricing and bookkeeping agency services were provided by the Administrator under the Administration Agreement.

Pricing and Bookkeeping Fees Paid by the Portfolios

Portfolio	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006 *
Masters Heritage Portfolio	$47,567	$3,945	(a)
Masters Global Equity Portfolio	$47,590	$3,945	(a)
Masters International Equity Portfolio	$47,550	$3,945	(a)

*	These amounts were paid to Columbia Management Advisors, LLC for the period beginning December 1, 2005 and ending March 31, 2006.
(a)	Fees paid are only shown from the Portfolios’ date of inception (February 15, 2006) through March 31, 2006.

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The Principal Underwriter/Distributor

Columbia Management Distributors, Inc. is the principal underwriter and distributor of the shares of the Portfolios. Its address is: One Financial Center, Boston, MA 02111.

Distribution Obligations

Pursuant to a Distribution Agreement, the Distributor, as agent, sells shares of the Portfolios on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Portfolios, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

The Distribution Agreement became effective with respect to a Portfolio after approval by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Portfolio at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Portfolio) or by the Distributor on 60 days’ written notice.

Underwriting Commissions

The following table shows all commissions and other compensation received by the Distributor, as well as amounts the Distributor retained, for the fiscal year ended March 31, 2007. During the fiscal year ended March 31, 2006, the Distributor received $6,868,017 in underwriting commissions for all funds it serves, of which the Distributor retained $6,868,017.

Underwriting Commissions Paid by the Portfolios and Retained by the Distributor

Portfolio	Fiscal Year Ended March 31, 2007
Masters Heritage Portfolio
Amount Paid
Class A shares	$1,353,415.95
Amount Retained
Class A shares	$242,184.00
Class B shares	$25,306.00
Class C shares	$5,711.00

Masters Global Equity Portfolio
Amount Paid
Class A shares	$360,440.37
Amount Retained
Class A shares	$62,102.00
Class B shares	$11,217.00
Class C shares	$2,688.00

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Underwriting Commissions Paid by the Portfolios and Retained by the Distributor
Portfolio	Fiscal Year Ended March 31, 2007
Masters International Equity Portfolio
Amount Paid
Class A shares	$684,424.60
Amount Retained
Class A shares	$111,574.00
Class B shares	$6,642.00
Class C shares	$3,319.00

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Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Portfolio – Primary Service Providers section of each Portfolio’s prospectuses, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, receive compensation from the Portfolios for the various services they provide to the Portfolios. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Portfolios, each of which is included as an exhibit to Part C of the Portfolios’ registration statement.

In many instances, the compensation paid to the Advisor and other Bank of America affiliates for the services they provide to the Portfolios is based, in some manner, on the size of the Portfolios’ assets under management. As the size of the Portfolios’ assets under management grows, so does the amount of compensation paid to the Advisor and other Bank of America affiliates for providing services to the Portfolios. This relationship between Portfolio assets and affiliated service provider compensation may create economic and other conflicts of interests of which Portfolio investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Portfolios’ prospectuses. These conflicts of interest also are highlighted in account documentation and other disclosure materials of Bank of America affiliates that make available or offer the Columbia Funds as investments in connection with their respective products and services. In addition, Part IA of the Advisor’s Form ADV, which it must file with the SEC as an investment advisor registered under the Investment Advisers Act of 1940, provides information about the Advisor’s business, assets under management, affiliates and potential conflicts of interest. Part IA of the Advisor’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Portfolios may arise from the financial services activities of Bank of America and its affiliates, including the investment advisory/management services it provides for clients and customers other than the Portfolios. In this regard, Bank of America is a major financial services company, engaged in a wide range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Bank of America and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Portfolios. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Bank of America and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Advisor and other affiliates of Bank of America may advise or manage funds and accounts other than the Portfolios. In this regard, Bank of America and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Portfolios. The Advisor and Bank of America’s other investment advisor affiliates (including Marsico Capital Management, LLC and Columbia Wanger Asset Management, L.P.) will give advice to and make decisions for all advised/managed funds and accounts, including the Portfolios, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Portfolios and the other advised/managed funds and accounts of Bank of America and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Bank of America and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Portfolios.

A variety of other actual and potential conflicts of interest may arise from the advisory relationships of the Advisor and other Bank of America affiliates with other clients and customers. Advice given to a Portfolio and/or investment decisions made for a Portfolio by the Advisor or other Bank of America affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of a Portfolio may differ from the performance of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates. Similarly, a position taken by Bank of America and its affiliates, including the Advisor, on behalf of other funds or accounts may be contrary to a position taken on behalf of a Portfolio. Moreover, Bank of America and its affiliates, including the Advisor, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which a Portfolio is invested. For example, a

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Portfolio may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Portfolio for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Bank of America and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates also may have a negative effect on the value, price or investment strategies of a Portfolio. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, a Portfolio and causes the Portfolio to experience less favorable trading results than it otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Advisor and other Bank of America affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as a Portfolio. In this situation, the allocation of, and competition for, investment opportunities among a Portfolio and other funds and/or accounts advised/managed by the Advisor or other Bank of America affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Advisor has adopted policies and procedures addressing the allocation of investment opportunities among the Portfolios and other funds and accounts advised by the Advisor and other affiliates of Bank of America. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Bank of America and its affiliates also may possess information that could be material to the management of a Portfolio and may not be able to, or may determine not to, share that information with the Portfolio, even though the information might be beneficial to the Portfolio. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Bank of America and its affiliates generally will have no obligation to share any such information with the Portfolios. In general, employees of Bank of America and its affiliates, including the portfolio managers of the Advisor, will make investment decisions without regard to information otherwise known by other employees of Bank of America and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Bank of America and its affiliates. For example, if the Advisor or another Bank of America affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Portfolios. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services,” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials) that the Advisor may receive in connection with brokerage services provided to a Portfolio may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Portfolio as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Portfolio.

Services Provided to Other Advised/Managed Accounts

Bank of America and its affiliates also may act as an investment advisor, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Portfolios, and may receive compensation for acting in such capacity. This compensation that the Advisor, Distributor and Transfer Agent and other Bank of America affiliates receive could be greater than the compensation Bank of America and its affiliates receive for acting in the same or similar capacity for the Portfolios. In addition, the Advisor,

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Distributor and Transfer Agent and other Bank of America affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Bank of America and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Portfolios. Trades made by Bank of America and its affiliates for the Portfolios may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Advisor and other Bank of America affiliates. If trades are aggregated among the Portfolios and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Portfolios as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Although the Advisor endeavors to make all proxy voting decisions with respect to the interests of the Portfolios for which it is responsible in accordance with its proxy voting policies and procedures, the Advisor’s proxy voting decisions with respect to a Portfolio’s portfolio securities may nonetheless benefit other advised/managed funds and accounts, and/or clients, of Bank of America and its affiliates. The Advisor has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Portfolios, without any resulting benefit or detriment to the Advisor and/or its affiliates, including Bank of America and its affiliates. For more information about the Advisor’s proxy voting policies and procedures, see Investment Advisory and Other Services – Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Bank of America and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to a Portfolio. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Bank of America and its affiliates will materially adversely affect the Portfolios, Bank of America and its affiliates have adopted policies and procedures, and the Portfolios, the Board, the Advisor and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services – Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, the Portfolio may enter into transactions in which Bank of America and/or its affiliates may have an interest that potentially conflicts with the interests of the Portfolios. For example, BAS may sell securities to a Portfolio from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements.

Investment Limitations Arising from Bank of America Activities

Regulatory restrictions applicable to Bank of America and its affiliates may limit the Portfolios’ investment activities in various ways. For example, regulations regarding certain industries and markets, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Bank of America and its affiliates also may be restricted in the securities that can be bought or sold for the Portfolios and other advised/managed funds and accounts because of the investment banking, lending or other relationships Bank of America and its affiliates have with the issuers of securities. This could happen, for example, if the Portfolios and/or other advised/managed funds and accounts desired to buy a security issued by a company for which Bank of America or its affiliates served as underwriter. The internal policies and procedures of Bank of America and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict the Portfolios’ investment activities. A client not advised by Bank of America and its affiliates would not be subject to many of these restrictions. See also About the Portfolios’ Investments – Certain Investment Activity Limits.

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Actual and Potential Conflicts of Interest Related to Bank of America and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Portfolios

The lending, investment banking and other relationships that Bank of America and its affiliates may have with companies and other entities in which a Portfolio may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Portfolio may invest (a) in the securities of Bank of America and/or its affiliates and/or in companies in which Bank of America and its affiliates have a lending, investment banking, equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Portfolio may enhance the profitability and the business interests of Bank of America and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Advisor of information derived from the non-investment advisory/management activities of Bank of America and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls). Because of these limitations, Bank of America and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Advisor.

Actual and Potential Conflicts of Interest Related to Bank of America Affiliates’ Marketing and Use of the Columbia Funds as an Investment Options

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may utilize the Columbia Funds as investment options. For example, the Columbia Funds may be offered as investments in connection with brokerage and other securities products offered by BAI, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as for other Columbia Funds structured as “funds of funds.” In addition, the Columbia Money Market Funds are offered as an investment option for a variety of cash management and “sweep” account programs offered by Bank of America and its affiliates. The Columbia Funds also may use the Columbia Money Market Funds for cash investment purposes. The use of the Columbia Funds in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are highlighted in account documentation and other disclosure materials for the other products and services offered by Bank of America and its affiliates.

Bank of America and its affiliates, including the Advisor, may make payments to their affiliates in connection with the promotion and sale of the Portfolios’ shares, in addition to the sales-related and other compensation that these parties may receive from the Portfolios. As a general matter, personnel of Bank of America and its affiliates, including BAI, do not receive compensation in connection with their sales or use of the Portfolios that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Advisor and other affiliates of Bank of America may receive for providing services to the Portfolios is generally based on the Portfolios’ assets under management and those assets will grow as shares of the Portfolios are sold, potential conflicts of interest may exist. See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information.

Other Services Provided

The Transfer Agent

Columbia Management Services, Inc. acts as Transfer Agent for each Portfolio’s shares and can be contacted at P.O. Box 8081, Boston, Massachusetts 02286-8081. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Portfolios. Effective April 1, 2006, the Portfolios pay the Transfer Agent an annual transfer agency fee of $17.00 per account, payable monthly. In addition, the Portfolios may pay the Transfer Agent for the fees and expenses the Transfer Agent pays to third party dealer firms that maintain omnibus accounts with the Portfolios, subject to a cap equal to 0.11% of a Portfolio’s net assets represented by the account. The Portfolios also pay certain reimbursable out-of-pocket expenses to the Transfer Agent, and the Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and sell orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Portfolio shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Portfolios. For the period November 1, 2005 to March 31, 2006, the Portfolios paid the Transfer Agent an annual fee of $15.23 per account, payable monthly.

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The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Portfolios’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian

State Street Bank and Trust Company, which is located at Two Avenue de Lafayette, LCC/4S, Boston, MA 02111 acts as the Portfolios’ Custodian. As Custodian, State Street Bank and Trust Company is responsible for safeguarding the Portfolios’ cash and securities, receiving and delivering securities and collecting the Portfolios’ interest and dividends.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02110, is the Portfolios’ independent registered public accounting firm. The Portfolios issue unaudited financial statements semi-annually and audited financial statements annually. The annual financial statements for the Portfolios’ fiscal year ended March 31, 2007 have been audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Portfolios’ books and review its tax returns for the fiscal year ended March 31, 2008.

Counsel

Morrison & Foerster LLP serves as legal counsel to the Trust. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

Distribution Plans

The Trust has adopted a Rule 12b-1, or a distribution plan, for Class A shares, Class B shares, Class C shares and Class R shares of the Portfolios that offer those classes. See Capital Stock and Other Securities for information about which Portfolios offer which classes of shares.

With respect to a Portfolio’s Class A shares, the Trust has adopted a combined distribution and shareholder servicing plan. The Class A Distribution and Shareholder Servicing Plan and the Class A Distribution Plan provide that a Portfolio may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide or to Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Portfolios.

With respect to a Portfolio’s Class B shares, the Trust has adopted a distribution plan. The Class B Distribution Plan provides that a Portfolio may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class B shares of the Portfolios.

With respect to a Portfolio’s Class C shares, the Trust has adopted a distribution plan. The Class C Distribution Plan provides that a Portfolio may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class C shares of the Portfolios.

With respect to a Portfolio’s Class R shares, the Trust has adopted a distribution plan. The Class R Distribution Plan provides that a Portfolio may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide, up to 0.50% (on an annualized basis) of the average daily net asset value of the Class R shares of the Portfolios.

Payments under the Class A Distribution and Servicing Plan, the Class A Distribution Plan, the Class B Distribution Plan, the Class C Distribution Plan and the Class R Distribution Plan generally may be made with respect to the following: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials; (ii) commissions,

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incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor’s or Selling Agents’ unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities.

All of the Distribution Plans may be terminated with respect to their respective shares by vote of a majority of the Trustees, including a majority of the Independent Board Members, or by vote of a majority of the holders of the outstanding voting securities of the appropriate share class. Any change in a Rule 12b-1 Plan that would increase materially the distribution expenses paid by the appropriate share class requires shareholder approval.

Expenses incurred by the Distributor pursuant to a Distribution Plan in any given year may exceed the sum of the fees received under the Distribution Plan. Any such excess may be recovered by the Distributor in future years so long as the Distribution Plan is in effect. If the Distribution Plan were terminated or not continued, a Portfolio would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Portfolio. There were no unreimbursed expenses incurred under any of the Distribution Plans in the previous fiscal year to be carried over to the current fiscal year.

The Portfolios participate in joint distribution activities with other Funds in the Columbia Funds Family. The fees paid under each Distribution Plan adopted by a Portfolio may be used to finance the distribution of the shares of other Funds in the Columbia Funds Family. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

With respect to a Portfolio’s Class B shares and Class C shares, the Trust has adopted a shareholder servicing plan that provides that a Portfolio may compensate Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Class B shares and Class C shares, respectively, of the portfolios.

During the most recently completed fiscal year, the Distributor received distribution and service fees from the Portfolios for its services as reflected in the following chart. The Trust is not aware as to what amount, if any, of the Rule 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

Distribution and Service Fees Paid by the Portfolios for the Fiscal Year Ended March 31, 2007

Portfolio	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Masters Heritage Portfolio
Distribution Fee	—	$107,667	$87,609	—
Service Fee	$97,694	$35,889	$29,203	—

Masters Global Equity Portfolio
Distribution Fee	—	$37,274	$24,144	—
Service Fee	$29,152	$12,425	$8,045	—

Masters International Equity Portfolio
Distribution Fee	—	$30,343	$93,096	$54
Service Fee	$85,651	$10,114	$31,031	—

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Expense Limitations

The Advisor (or its predecessor) and/or the Distributor has committed to: (i) waive investment advisory fees and/or administration fees payable to it; and (ii) limit certain Portfolio level expenses to the extent necessary to maintain the expense ratios (through fee waivers or expense reimbursements) reflected in the table below.

Portfolio Level Expense Commitment * - Period ending July 31, 2008

Portfolio
Masters Heritage Portfolio	0.00%
Masters Global Equity Portfolio	0.00%
Masters International Equity Portfolio	0.00%

*	Waivers of investment advisory and/or administration fees and/or other expense reimbursements will result in the listed fund level expense commitments (excluding any management fees, distribution and service fees, interest, fees on borrowing, extraordinary expenses and expenses associated with the Portfolios’ investments in other investment companies).

Codes of Ethics

The Portfolios, the Advisor and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j-1 under the 1940 Act. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be bought or held by the Portfolios. These Codes of Ethics are included as exhibits to Part C of the Portfolios’ registration statement. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Proxy Voting Policies and Procedures

The Portfolios have delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Portfolios. In deciding to delegate this responsibility to the Advisor, the Board reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Portfolios and their shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor’s policy is to vote all proxies for Portfolio securities in a manner considered by the Advisor to be in the best interest of the Portfolios and their shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer’s securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Portfolios. The Advisor determines the best interest of a Portfolio in light of the potential economic return on the Portfolio’s investment.

The Advisor seeks to address potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor’s Proxy Committee determines the vote in the best interest of the Portfolios, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor’s Proxy Committee is composed of representatives of the Advisor’s equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor’s proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer’s securities or to affect adversely the best interest of the Portfolios. References to the best interests of the Portfolios

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refer to the interest of the Portfolios in terms of the potential economic return on the client’s investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the Portfolios. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Glass-Lewis & Co., a third-party vendor, to implement its proxy voting process. Glass-Lewis & Co. provides proxy analysis, record keeping services and vote disclosure services.

Information regarding how the Columbia Funds (except certain Columbia Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (i) through the Columbia Funds’ website at www.columbiafunds.com; and (ii) on the SEC’s website at www.sec.gov. For a copy of the Advisor’s policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Columbia Funds, see Appendix B to this SAI.

Expenses Paid by Third Parties

The Distributor and the Administrator furnish, without additional cost to the Portfolios, the services of certain officers of the Portfolios and such other personnel (other than the personnel of the Advisor or the investment sub-advisor(s), if applicable) as are required for the proper conduct of the Portfolios’ affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Portfolios’ shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans of each Portfolio, sales-related expenses incurred by the Distributor may be reimbursed by the Portfolios.

The Portfolios pay or cause to be paid all other expenses of the Portfolios, including, without limitation: the fees of the Advisor, the Distributor and the Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Portfolios for the safekeeping of their cash, Portfolio securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Portfolios; brokerage commissions chargeable to the Portfolios in connection with Portfolio securities transactions to which the Portfolios are a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Portfolios to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Portfolios’ shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of preparing and typesetting prospectuses and statements of additional information of the Portfolios (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Portfolios’ shareholders; all expenses of shareholders’ and Trustee meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Portfolios’ shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Portfolios; membership dues of industry associations; interest payable on Portfolio borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Portfolios which inure to their benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Portfolios’ operation unless otherwise explicitly assumed by the Advisor or the Administrator.

Expenses of the Portfolios which are not attributable to the operations of any class of shares or Portfolio are pro-rated among all classes of shares or Portfolio based upon the relative net assets of each class or Portfolio. Expenses which are not directly attributable to a specific class of shares but are attributable to a specific Portfolio are prorated among all the classes of shares of such Portfolio based upon the relative net assets of each such class of shares. Expenses which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

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FUND GOVERNANCE

The Board

Responsibilities

The Board oversees the Trust and the Portfolios. The Trustees have a fiduciary duty to protect shareholders’ interests when supervising and overseeing the management and operations of the Trust and have the responsibility of assuring that the Trust’s Funds are managed in the best interests of shareholders. The following table provides basic information about the Trustees as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee
Edward J. Boudreau, Jr. (Born 1944) Trustee	Indefinite term; Trustee since January 2005	Managing Director – E.J. Boudreau & Associates (consulting), through current	79	None

William P. Carmichael (Born 1943) Trustee and Chairman of the Board	Indefinite term; Trustee since 1999	Retired	79	Director – Cobra Electronics Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942) Trustee	Indefinite term; Trustee since January 2005	President, Retail Banking – IndyMac Bancorp, Inc., from September 1999 to August 2003; Retired	79	None

R. Glenn Hilliard (Born 1943) Trustee	Indefinite term; Trustee since January 2005	Chairman and Chief Executive Officer – Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer – ING Americas, from 1999 to April 2003; and Non-Executive Director & Chairman – Conseco, Inc. (insurance), from September 2004 through current	79	Director – Conseco, Inc. (insurance)

Minor M. Shaw (Born 1947) Trustee	Indefinite term; Trustee since 2003	President – Micco Corporation and Mickel Investment Group	79	Board Member – Piedmont Natural Gas

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Standing Committees

The Trust has three standing committees, including the Audit Committee, the Governance Committee and the Investment Committee.

The function of the Audit Committee is oversight. Management (which generally means the appropriate officers of a Company, and a Portfolio’s investment advisor(s), administrator(s) and other key service providers (other than the independent public accountant)) is primarily responsible for the preparation of the financial statements of each Portfolio, and the independent public accountants are responsible for auditing those financial statements. Management also is responsible for maintaining appropriate systems for accounting and “internal controls over financial reporting” (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent public accountants are primarily responsible for considering such internal controls over financial reporting in connection with their financial statement audits. While the Audit Committee has the duties and powers set forth in the Audit Committee charter, the Audit Committee is not responsible for planning or conducting any Portfolio audit or for determining whether a Portfolio’s financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

The Audit Committee has, among other things, specific power and responsibility to: (i) oversee its Portfolios’ accounting and financial reporting processes and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of key service providers; (ii) approve, and recommend to the full Board for its approval in accordance with applicable law, the selection and appointment of an independent auditor for each Portfolio prior to the engagement of such independent auditor; (iii) pre-approve all audit and non-audit services provided to each Portfolio by its independent auditor, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee’s responsibilities under the 1934 Act or applicable rules or listing requirements; and (iv) pre-approve all non-audit services provided by a Portfolio’s independent auditor to the Portfolio’s investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Portfolio, if the engagement relates directly to the operations and financial reporting of the Portfolio. The members of the Audit Committee are William A. Hawkins, Edward J. Boudreau, Jr. and William P. Carmichael. The Audit Committee members are all not “interested” persons (as defined in the 1940 Act). The Audit Committee met on seven occasions during the last fiscal year.

The primary responsibilities of the Governance Committee include, as set forth in its charter: (i) nominating Independent Trustees; (ii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Portfolio’s investment advisor or sub-advisor or any control affiliate thereof, including deferred compensation and retirement policies; and (iii) evaluating each Board and its committee structure as often as it deems necessary or desirable to determine whether each is functioning effectively. The Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion. The members of the Governance Committee are Minor M. Shaw, William A. Hawkins, R. Glenn Hilliard and William P. Carmichael. The Governance Committee members are all not “interested” persons (as defined in the 1940 Act). The Governance Committee met on three occasions during the last fiscal year.

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The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the full Board and the Advisor on investment matters, and by acting on behalf of the Board, on an interim basis, on investment issues in non-recurring or extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities, the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for the Portfolios; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Advisor; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. Each Trustee is a member of the Investment Committee. The Investment Committee members are all not “interested” persons (as defined in the 1940 Act). The Investment Committee met on six occasions during the last fiscal year.

Compensation

Trustees are compensated for their services to the Columbia Funds Family on a complex-wide basis, as shown in the table below.

Independent Trustee Compensation for the Fiscal Year Ended Marc 31, 2007

Name of Trustee	Aggregate Compensation from the Trust (a)	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees
Edward J. Boudreau, Jr.	$94,614	$133,100	(b)
William P. Carmichael	$109,271	$153,750	(c)
Minor M. Shaw	$93,726	$132,000	(d)
R. Glenn Hilliard	$86,013	$121,000	(e)
William A. Hawkins	$96,368	$135,600	(f)

(a)	All Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board, which is included in the amounts shown.
(b)	Total compensation amount includes deferred compensation payable to Mr. Boudreau in the amount of: $30,688.
(c)	Total compensation amount includes deferred compensation payable to Mr. Carmichael in the amount of: $141,792.
(d)	Total compensation amount includes deferred compensation payable to Ms. Shaw in the amount of: $60,872.
(e)	Total compensation amount includes deferred compensation payable to Mr. Hilliard in the amount of: $111,594.
(f)	Total compensation amount includes deferred compensation payable to Mr. Hawkins in the amount of: $ -.

Columbia Funds Deferred Compensation Plan

Under the terms of the Columbia Funds Deferred Compensation Plan for Eligible Trustees (the Deferred Compensation Plan), each Trustee may elect, on an annual basis, to defer all or any portion of their compensation (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring Trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Columbia Funds. Distributions from the deferring Trustees’ deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years beginning on the first day of the first calendar quarter following the later of the quarter in which the Trustee attains age 65 or the quarter in which the Trustee terminates service as Trustee of the Columbia Funds. The Board, in its sole discretion, may accelerate or extend such payments after a Trustee’s termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his/her deferral account, the balance of the deferral account will be distributed to his/her designated beneficiary in a lump sum as soon as practicable after the Trustee’s death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his/her deferral account, the balance of the amounts credited to his/her deferral account will be distributed to his/her designated beneficiaries over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way, and deferring Trustees have the status of unsecured creditors of the selected portfolios.

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Beneficial Equity Ownership

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Portfolio. The table below shows, for each Trustee, the amount of Portfolio equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2006

Trustee	Dollar Range of Equity Securities in the Portfolios	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family
Edward J. Boudreau, Jr.	A	D
William P. Carmichael	A	E
Minor M. Shaw	A	C
R. Glenn Hilliard	A	C
William A. Hawkins	A	E

The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02110.

Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Christopher L. Wilson (Born 1957)	President	2004	President – Columbia Funds, since October 2004; Managing Director – Columbia Management Advisors, LLC, since September 2005; Senior Vice President – Columbia Management Distributors, Inc., since January 2005; Director – Columbia Management Services, Inc., since January 2005; Director – Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director – FIM Funding, Inc., since January 2005; President and Chief Executive Officer – CDC IXIS AM Services, Inc. (investment management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)	Senior Vice President, Secretary and Chief Legal Officer	2006	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

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Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
J. Kevin Connaughton (Born 1964)	Senior Vice President, Chief Financial Officer and Treasurer	2000	Treasurer – Columbia Funds, since October 2003; Treasurer – the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 – December 2006; Vice President – Columbia Management Advisors, Inc., since April 2003; President – Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer – Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004 – Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)	Senior Vice President and Chief Compliance Officer	2007	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)	Chief Accounting Officer and Assistant Treasurer	2004	Director of Fund Administration since January 2006; Managing Director of the Advisor, September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Stephen T. Welsh (Born 1957)	Vice President	1996	President, Columbia Management Services, Inc. since July 2004; Senior Vice President and Controller, Columbia Management Services, Inc. prior to July 2004.

Jeffrey R. Coleman (Born 1969)	Deputy Treasurer	2004	Director of Fund Administration since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)	Deputy Treasurer	2004	Director of Fund Administration since January 2006; Head of Tax/Compliance and Assistant Treasurer from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) from May 2003 to October 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July 2000 to April 2003.

Marybeth C. Pilat (Born 1968)	Deputy Treasurer	2006	Vice President, Mutual Fund Valuation of the Advisor since January 2006; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

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Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Kathryn Dwyer-Thompson (Born 1967)	Assistant Treasurer	2006	Vice President, Mutual Fund Accounting Oversight of the Advisor since December 2004; Vice President, State Street Corporation (financial services) prior to December 2004.

Philip N. Prefontaine (Born 1948)	Assistant Treasurer	2006	Vice President, Mutual Fund Reporting of the Advisor since November 2004; Assistant Vice President of CDC IXIS Asset Management Services, Inc. (investment management) prior to November 2004.

Keith E. Stone (Born 1974)	Assistant Treasurer	2006	Vice President, Trustee Reporting of the Advisor since September 2003; Manager, Investors Bank & Trust Company (financial services) from December 2002 to September 2003; Audit Senior, Deloitte & Touche, LLP (independent registered public accounting firm) prior to December 2002.

Barry S. Vallan (Born 1969)	Controller	2006	Vice President-Fund Treasury of the Advisor since October 2004; Vice President-Trustee Reporting from April 2002 to October 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October 2002.

Peter T. Fariel (Born 1957)	Assistant Secretary	2006	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

Nicholas J. Kolokithas (Born 1972)	Assistant Secretary	2007	Assistant General Counsel, Bank of America since March 2007; Vice President and Counsel, Deutsche Asset Management (investment management) from October 2005 to March 2007; Associate, Dechert LLP (law firm) from June 2000 to September 2005.

Julie B. Lyman (Born 1970)	Assistant Secretary	2007	Assistant General Counsel, Bank of America since October 2006; Associate, Kirkpatrick & Lockhart Nicholson Graham LLP (law firm) from April 2004 to October 2006; Counsel & Assistant Vice President, CDC IXIS Asset Management Services, Inc. (investment management) prior to April 2004.

Ryan C. Larrenaga (Born 1970)	Assistant Secretary	2005	Assistant General Counsel, Bank of America since March 2005; Associate, Ropes & Gray LLP (law firm) from 1998 to February 2005.

Julian Quero (Born 1967)	Assistant Treasurer	2003	Senior Compliance Manager of the Advisor since April 2002.

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BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Advisor (or the investment sub-advisor(s) who make the day-to-day investment decisions for a Portfolio, as applicable) is responsible for decisions to buy and sell securities for each Portfolio, for the selection of broker/dealers, for the execution of a Portfolio’s securities transactions and for the allocation of brokerage commissions in connection with such transactions. The Advisor’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principals for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s “concession” or “discount.” On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

The Portfolios are affiliated with the NYSE specialist firm Fleet Specialist, Inc. In order to ensure that markets are fair, orderly and competitive, NYSE specialist firms are responsible for maintaining a liquid and continuous two-sided auction market by acting as both an agent and a principal. Specialists are entrusted to hold the interests of customer orders above the specialist’s own interests, and will buy and sell securities as principal when such transactions are necessary to minimize imbalances between supply and demand. Fleet Specialist, Inc. may make a market in certain securities held by the Portfolios.

In placing orders for portfolio securities of a Portfolio, the Advisor gives primary consideration to obtaining the best net prices and most favorable execution. This means that the Advisor will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Advisor will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instance and other transactions and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Advisor’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Advisor and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the provision of access to consultants who supply research information.

The outside research is useful to the Advisor since, in certain instances, the broker/dealers utilized by the Advisor may follow a different universe of securities issuers and other matters than those that the Advisor’s staff can follow. In addition, this research provides the Advisor with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Advisor. Research services that are provided to the Advisor by broker/dealers are available for the benefit of all accounts managed or advised by the Advisor. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Advisor is of the opinion that because the broker/dealer research supplements rather than replaces the Advisor’s own research, the receipt of such research does not tend to decrease the Advisor’s expenses, but tends to improve the quality of its investment advice. However, to the extent that the Advisor would have bought any such research services had such services not been provided by broker/dealers, the expenses of such services to the Advisor could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the clients of the Advisor other than the Portfolios. Conversely, any research services received by the Advisor through the

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placement of transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Portfolios. The Advisor is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Advisor’s investment advice. The advisory fees paid by the Trust are not reduced because the Advisor receives such services.

Under Section 28(e) of the 1934 Act, the Advisor shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Advisor must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Portfolio in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Advisor’s clients, including the Portfolios.

Commission rates are established pursuant to negotiations with broker/dealers based on the quality and quantity of execution services provided by broker/dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Advisor, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities that are suitable for more than one Portfolio as well as for one or more of the other clients of the Advisor. Investment decisions for each Portfolio and for the Advisor’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect a Portfolio.

The Portfolios may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Portfolio will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Portfolio’s interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Advisor, the Administrator or their affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Advisor is authorized to allocate buy and sell orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions that are affiliated with Bank of America. To the extent that a Portfolio executes any securities trades with an affiliate of Bank of America, the Portfolio does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that the Portfolio has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (i) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Portfolio as those likely to be derived from a non-affiliated qualified broker/dealer; (ii) the affiliated broker/dealer charged the Portfolio commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Portfolio and that are not affiliated with the broker/dealer in question; and (iii) the fees, commissions or other remuneration paid by the Portfolio did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

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Certain affiliates of Bank of America, such as its subsidiary banks, may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds bought by certain of the Portfolios. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, the Portfolios may buy securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to Rule 10f-3.

Given the breadth of the Advisor’s investment management activities, investment decisions for each Portfolio are not always made independently from those for other funds, or other investment companies and accounts advised or managed by the Advisor. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Portfolios and another investment portfolio, investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to each Portfolio and such other funds, investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Portfolio or the size of the position obtained or sold by the Portfolio. To the extent permitted by law, the Advisor may aggregate the securities to be sold or bought for the Portfolios with those to be sold or bought for other funds, investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following tables describe the types and amounts of brokerage commissions paid by the Portfolios during their three most recently completed fiscal years. In certain instances the Portfolios may pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions to affiliates are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Portfolios

Portfolio	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006
Masters Heritage Portfolio	—	—
Masters Global Equity Portfolio	—	—
Masters International Equity Portfolio	—	—

The Portfolios paid no brokerage commissions to affiliated broker/dealers for the fiscal years ended March 31, 2006 and 2007.

Directed Brokerage

The Portfolios or the Advisor, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Portfolios’ brokerage transactions to a broker/dealer because of the research services it provides the Portfolios or the Advisor.

During the fiscal year ended March 31, 2007, no Portfolio directed brokerage transactions.

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Securities of Regular Broker/Dealers

In certain cases, the Portfolios, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Advisor uses to transact brokerage for the Columbia Funds Family.

As of March 31, 2007, the Portfolios owned securities of its “regular brokers or dealers” or their parents, as defined in Rule 10b-1 under the 1940 Act, as shown in the table below.

Investments in Securities of Regular Broker/Dealers as of March 31, 2007

Portfolio	Broker/Dealer	Dollar Amount of Securities Held
Masters Heritage Portfolio	—	—
Masters Global Equity Portfolio	—	—
Masters International Equity Portfolio	—	—

Additional Shareholder Servicing Payments

The Portfolios, along with the Transfer Agent and/or the Distributor pay significant amounts to certain financial intermediaries (as defined below), including other Bank of America affiliates, for providing the types of services that would typically be provided directly by a mutual fund’s transfer agent. The level of payments made to financial intermediaries varies. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Portfolio through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of each Portfolio’s shares in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of the average aggregate value of each Portfolio’s shares in the program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 Plan. As of September 1, 2005, the Board has authorized the Portfolios to pay up to 0.11% of the average aggregate value of each Portfolio’s shares. Such payments will be made by a Portfolio to the Transfer Agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Portfolio’s Transfer Agent, Distributor or their affiliates will pay, from its or their own resources, amounts in excess of the amount paid by the Portfolio to financial intermediaries in connection with the provision of these additional shareholder services and other services.

For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Portfolios also may make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

In addition, the Distributor and other Bank of America affiliates may make lump sum payments to selected financial intermediaries receiving shareholder servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Portfolios on the financial intermediary’s system or other similar services.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make shareholder servicing payments to the financial intermediaries or their affiliates shown below.

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Recipients of Shareholder Servicing Payments from the Distributor and/or other Bank of America affiliates

•     ABR Retirement Plan Services, Inc.

•     Acclaim Benefits, Inc.

•     ACS HR Solutions LLC

•     ADP Retirement Services

•     American Century Investments

•     Ameriprise Financial Services, Inc.

•     AMG Service Corp.

•     AST Trust Company

•     Benefit Plan Administrators

•     Bisys Retirement Services

•     Ceridian Retirement Plan Services

•     Charles Schwab & Co.

•     Citigroup Global Markets Inc.

•     CitiStreet LLC

•     City National Bank

•     CNA Trust Corporation

•     Compensation & Capital Administrative Services, Inc.

•     CompuSys Erisa Group of Companies

•     Daily Access Concepts, Inc.

•     Digital Retirement Solutions

•     Edgewood Services, Inc.

•     E*Trade Group, Inc.

•     ExpertPlan

•     Fidelity Investments Institutional Operations Co.

•     Fiserv Trust Company

•     Great West Life & Annuity Co.

•     GWFS Equities, Inc.

•     Hartford Life Insurance Company

•     Hewitt Associates LLC

•     Invesmart, Inc.

•     John Hancock Life Insurance Company (USA)

•     John Hancock Life Insurance Company of New York

•     JP Morgan Retirement Plan Services LLC

•     Lincoln Financial Group

•     Linsco/Private Ledger Corp.

•     M&T Securities, Inc.

•     Marquette Trust Company

•     Massachusetts Mutual Life Insurance Company

•     Matrix Settlement & Clearance Services

•     Mercer HR Services, LLC

•     Merrill Lynch, Pierce, Fenner & Smith Incorporated

•     Mid Atlantic Capital Corporation

•     National Deferred Compensation, Inc.

•     National Investor Services Corp.

•     Nationwide Investment Services

•     New York State Deferred Compensation, Inc.

•     NYLife Distributors LLC

•     PNC Advisors

•     Princeton Retirement Group

•     Principal Life Insurance Company

•     RBC Dain Rauscher Inc.

•     Robert W. Baird & Co., Inc.

•     Strong Funds Distributors, Inc.

•     The 401k Company

•     T. Rowe Price Group, Inc.

•     The Gem Group, L.P.

•     The Principal Financial Group

•     The Vanguard Group, Inc.

•     Unified Trust Company, N.A.

•     Wachovia Securities, LLC

•     Wells Fargo Bank, N.A.

•     Wells Fargo Funds Management, LLC

•     Wespac Plan Services, Inc.

•     Wilmington Trust Corporation

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Portfolios. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described above under Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments. For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

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The Distributor and other Bank of America affiliates may pay additional compensation to selected financial intermediaries, including other Bank of America affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary also may receive payments described above in Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Portfolio to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the Distributor and other Bank of America affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Portfolios, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below) and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Portfolios.

These additional payments by the Distributor and other Bank of America affiliates are made pursuant to agreements between the Distributor and other Bank of America affiliates and financial intermediaries, and do not change the price paid by investors for the purchase of a share, the amount a Portfolio will receive as proceeds from such sales or the distribution fees and expenses paid by the Portfolio as shown under the heading Fees and Expenses in the Portfolio’s prospectuses.

Marketing Support Payments

The Distributor and other Bank of America affiliates make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Portfolios and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying the Portfolios as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.05% and 0.35% (between 0.03% and 0.12% in the case of the Money Market Funds) on an annual basis for payments based on average net assets of the Columbia Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Money Market Funds) attributable to the financial intermediary. The Distributor and other Bank of America affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make marketing support payments to the financial intermediaries or their affiliates shown below.

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Recipients of Marketing Support Payments from the Distributor and/or other Bank of America affiliates

•     A.G. Edwards & Sons, Inc.

•     AIG Advisor Group

•     Ameriprise Financial Services, Inc.

•     AXA Advisors, LLC

•     Banc of America Securities LLC

•     Banc One Investment Group, LLC

•     Bank of America, N.A.

•     Bank of New York

•     Bear Stearns Securities Corporation

•     BMO Nesbitt Burns

•     Brown Brothers Harriman & Co.

•     Chicago Mercantile Exchange

•     Citicorp Investment Services

•     Citigroup Global Markets Inc.

•     Commonwealth Financial Network

•     Custodial Trust Company

•     FAS Corp.

•     Fidelity Brokerage Services, Inc.

•     Frost Bank of America

•     Genworth Financial, Inc.

•     Goldman, Sachs & Co.

•     Harris Corporation

•     Huntington Capital Corp.

•     ING Group

•     J.J.B. Hilliard, W.L. Lyons, Inc.

•     Lincoln Financial Advisors Corp.

•     Linsco/Private Ledger Corp.

•     Mellon Financial Markets, LLC

•     Merrill Lynch, Pierce, Fenner & Smith Incorporated

•     Money Market One

•     Morgan Stanley & Co. Incorporated.

•     National Financial Services LLC

•     Pershing LLC

•     PNC Bank, N.A.

•     Prudential Investment Management Services, LLC

•     Raymond James & Associates, Inc.

•     Raymond James Financial Services, Inc.

•     Security Benefit Life Insurance Company

•     SEI Investments Inc.

•     State Street Global Markets, LLC

•     SVB Securities

•     Summit Bank

•     SunGard Institutional Brokerage Inc.

•     Sun Life Assurance Company of Canada

•     TIAA-CREF Life Insurance Company

•     Transamerica Corporation

•     UBS Financial Services Inc.

•     US Bank National Association

•     Wachovia Securities LLC

•     Webster Investment Services, Inc.

•     Wells Fargo Fund Management LLC

•     Wells Fargo Corporate Trust Services

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of the Portfolios to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the NASD. Such compensation provided by the Distributor may include financial assistance to financial intermediaries that enable the Distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary depending upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending a particular Portfolio or a particular share class over other funds or share classes. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

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CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Portfolios offer shares in the classes shown in the table below. Subject to certain limited exceptions discussed in each Portfolio’s prospectuses, a Portfolio may no longer be accepting new investments from current shareholders or prospective investors. The Portfolios, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Trust’s Amended and Restated Declaration of Trust (Declaration of Trust) permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Portfolio, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Portfolio without thereby changing the proportionate beneficial interests in that Portfolio and to divide such shares into classes. Each share of a class of a Portfolio represents an equal proportional interest in that Portfolio with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to that Portfolio as are declared in the discretion of the Board. However, different share classes of a Portfolio pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share Classes Offered by the Funds

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Z Shares
Masters Heritage Portfolio	✓	✓	✓		✓
Masters Global Equity Portfolio	✓	✓	✓		✓
Masters International Equity Portfolio	✓	✓	✓	✓	✓

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Portfolios’ shares, other than the possible future termination of the Portfolios. The Portfolios may be terminated by reorganization into another mutual fund or by liquidation and distribution of their assets. Unless terminated by reorganization or liquidation, the Portfolios will continue indefinitely.

Shareholder Liability

The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Portfolios will not be personally liable for payment of the Portfolios’ debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of the Portfolios’ obligation only if the Portfolios had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

Dividend Rights

The shareholders of the Portfolios are entitled to receive any dividends or other distributions declared for the Portfolios. No shares have priority or preference over any other shares of the Portfolios with respect to distributions. Distributions will be made from the assets of the Portfolios, and will be paid pro rata to all shareholders of each Portfolio (or class) according to the number of shares of each Portfolio (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the Portfolios based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

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Voting Rights and Shareholder Meetings

Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware statutory trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a Portfolio; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant.

With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Portfolio, except where voting by Portfolio is required by law or where the matter involved only affects one Portfolio. For example, a change in a Portfolio’s fundamental investment policy affects only one Portfolio and would be voted upon only by shareholders of the Portfolio involved. Additionally, approval of an Investment Advisory Agreement or investment sub-advisory agreement, since it only affects one Portfolio, is a matter to be determined separately by each Portfolio. Approval by the shareholders of one Portfolio is effective as to that Portfolio whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Portfolios. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Portfolio shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or the Portfolios, shareholders of the Portfolios are entitled to receive the assets attributable to the relevant class of shares of the Portfolios that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Portfolio shares.

Conversion Rights

Shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in each Portfolio’s prospectuses.

Redemptions

Each Portfolio’s dividend, distribution and redemption policies can be found in its prospectuses under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law, or compel sales of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Portfolio shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption

An investor may buy, sell and exchange shares in the Portfolios utilizing the methods, and subject to the restrictions, described in the Portfolios’ prospectuses. The following information supplements that which can be found in the Portfolios’ prospectuses.

The Portfolios have authorized one or more broker/dealers to accept buy and sell orders on the Portfolios’ behalf. These broker/dealers are authorized to designate other intermediaries to accept buy and sell orders on the Portfolios’ behalf. The Portfolios will be deemed to have received a buy or sell order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, accepts the order. Customer orders will be priced at each Portfolio’s net asset value next computed after they are accepted by an authorized broker/dealer or the broker’s authorized designee.

The Trust also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Portfolios may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; (iv) an emergency exists as determined by the SEC. (The Portfolios may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Portfolio is obligated to redeem shares, subject to the exceptions listed above, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Portfolio at the beginning of the period.

Front-End Sales Charge Waivers

The investors listed below can buy Class A shares without paying a front-end sales charge.

•	Employees of Bank of America (and its predecessors), its affiliates and subsidiaries.

•	Trustees of funds advised or administered by the Advisor.

•	Directors, officers and employees of the Advisor, the Distributor, and their respective successors, any investment sub-advisor and companies affiliated with the Advisor.

•	Insurance company separate accounts for the benefit of group retirement plans.

•	Registered representatives and employees of selling and servicing agents (including their affiliates) that are parties to dealer agreements or other sales arrangements with the Distributor.

•	Broker/dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes.

•	Employees or partners of any service provider to the Columbia Funds.

•	Families of the parties listed above and their beneficial accounts. Family members include: spouses, parents, stepparents, legal guardians, children, stepchildren, father-in-laws and mother-in-laws.

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only.

•	Banks, trust companies and thrift institutions, acting as fiduciaries.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Portfolio, may buy Class A shares of any Portfolio without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

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•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

•

Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be bought at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with the Distributor pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

•	Certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

•

Investors investing all or a portion of the proceeds received in connection with the liquidation of Colonial Insured Municipal Fund may purchase Class A shares with such proceeds without paying a front-end sales charge, provided that the proceeds are invested in Class A shares of the funds within 90 days of May 25, 2007, the record date for the liquidating distribution (i.e., by August 23, 2007). To purchase Class A shares of the funds without a front-end load, investors must notify the Fund's transfer agent, Columbia Management Services, Inc., at or prior to the time of purchase, that such purchase of Class A shares of the funds represents all or a portion of the investor's proceeds received from the liquidation of Colonial Insured Municipal Fund.

•

At the Portfolio’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Columbia Funds are a party.

Investors can also buy Class A shares without paying a sales charge if they buy the shares within 365 days of selling Class A shares of the same Portfolio. This reinstatement privilege allows investors to invest up to the amount of the sale proceeds. The reinstatement privilege does not apply to any shares bought through a previous reinstatement. The Transfer Agent, the Distributor or their agents must receive written reinstatement requests within 365 days after shares are sold.

Contingent Deferred Sales Charges (Class A, Class B and Class C Shares)

Shareholders won’t pay a CDSC on the following transactions:

Death: CDSCs may be waived on sales following the death of: (i) the sole shareholder on an individual account; (ii) a joint tenant where the surviving joint tenant is the deceased’s spouse; or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account.

If the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any sale from the estate account. If the account is transferred to a new registration and then a sale is requested, the applicable CDSC will be charged.

Systematic Withdrawal Plan (SWP): CDSCs may be waived on sales occurring pursuant to a monthly, quarterly or semi-annual SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value at the time that the SWP is established. Otherwise a CDSC will be charged on SWP sales until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested.

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Disability: CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant spousal account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (i) the disability must arise after the purchase of shares; (ii) the disabled shareholder must have been under the age of 65 at the time of the initial determination of disability; and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.

Death of a trustee: CDSCs may be waived on sales occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where: (i) the grantor of the trust is the sole trustee and the sole life beneficiary, and (ii) death occurs following the purchase, and (iii) the trust document provides for the dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent sale.

Health savings accounts: CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.

Returns of excess contributions: CDSCs may be waived on sales required to return excess contributions made to retirement plans or individual retirement accounts, so long as the financial intermediary agrees to return the applicable portion of any commission paid by the Distributor.

Qualified retirement plans: CDSCs may be waived on shares sold by employee benefit plans created according to Section 403(b) of the Code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the Code. To qualify for the waiver, the plan must be a participant in an alliance program that has signed an agreement with Columbia Funds or the Distributor.

Return of commission: CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

Non-U.S. investors: CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-US investors.

IRS Section 401 and 457: CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under Section 401 or 457 of the Code.

Medical payments: CDSC may be waived on shares sold for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

Shares liquidated by transfer agent: CDSC may be waived for shares sold under the Distributor’s right to liquidate a shareholder’s account, including but not limited to, instances where the aggregate net asset value of Class A, Class B or Class C shares held in the account is less than the minimum account size.

Plans of reorganization: At the Portfolios’ discretion, CDSC may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

A CDSC may be waived on the sale of Class C shares sold by a non-profit organization qualified under Section 501(c)(3) of the Code in connection with the Banc of America Capital Management Charitable Giving Program.

Anti-Money Laundering Compliance

The Portfolios are required to comply with various anti-money laundering laws and regulations. Consequently, the Portfolios may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Portfolios believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Portfolios may choose not to establish a new account or may be required to

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“freeze” a shareholder’s account. The Portfolios also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Portfolios to inform the shareholder that it has taken the actions described above.

Offering Price

The share price of each Portfolio is based on each Portfolio’s net asset value per share, which is calculated separately for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. Eastern time unless the NYSE closes earlier) on each day the Portfolios are open for business, unless the Board determines otherwise.

The value of each Portfolio’s portfolio securities for which a market quotation is available is determined in accordance with the Trust’s valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will generally be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on NASDAQ will generally be valued at the NASDAQ Official Closing Price (NOCP) (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ’s best bid price if the last trade price is below such bid price or adjusted down to NASDAQ’s best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on NASDAQ prior to the calculation of the NAV of the Portfolio. If no sale price is shown on NASDAQ, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Portfolios’ fair valuation procedures.

Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

Over-the-counter derivatives will generally be valued at fair value in accordance with the Portfolios’ fair valuation procedures.

Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

Shares of open-end investment companies held in each Portfolio’s portfolio will generally be valued at the latest net asset value reported by the investment company.

Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

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Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at “fair value” as determined in good faith by the Advisor’s valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as World Equity Benchmark Shares™.

The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

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TAXATION

The following information supplements and should be read in conjunction with the section in the Funds’ prospectuses entitled Distributions and Taxes. The prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income and certain state taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address most state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle, or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws to their investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly traded partnership, as defined below. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation provides that 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources defined in Code section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described above) will be treated as qualifying income. In addition, although in general the passive loss rules do not apply to a regulated investment company, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

Each Fund must also diversify its holdings so that, at the end of each quarter of a Fund’s taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of a Fund’s total assets and are not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term

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“outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership and in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts, and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Fund meets all of the regulated investment company requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

Moreover, a Fund may determine to retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

If, for any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years. In addition, if a Fund which has previously qualified as a regulated investment company were to fail to qualify as a regulated investment company for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to re-qualify as a regulated investment company in a subsequent year.

Excise Tax

If a Fund fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses for that year), at least 98% of its capital gain net income (adjusted for net ordinary losses) for the 1-year period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. Each Fund generally intends to actually distribute or be deemed to have distributed (as described earlier) substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by a Fund).

Capital Loss Carryforwards

A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carryforward is treated as a short-term capital loss

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in the year to which it is carried. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carryforwards (if any), its unrealized losses (if any), or any such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations in the past and/or may engage in reorganizations in the future.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. The IRS has not expressly sanctioned the particular equalization method used by a Fund, and thus the Fund’s use of this method may be subject to IRS scrutiny.

Taxation of Fund Investments

In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount (“OID”) (generally a debt obligation with a purchase price less than its principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund holding the security receives no interest payment in cash on the security during the year. A portion of the interest paid or accrued on certain high-yield discount obligations (such as high-yield corporate debt securities described above) may not (and interest paid on debt obligations owned by a Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer, possibly affecting the cash flow of the issuer.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on

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whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed index options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts, forward contracts and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryforward and thus cannot be deducted by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures and options contracts, may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a “straddle” and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the applicable holding period requirements (as described below) and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a

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Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

In addition, a Fund's transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements) may be subject to other special tax rules, such as the wash-sale rules or the short-sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

A Fund may invest in REITs that hold residual interests in real estate mortgage conduits (“REMICs”). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Funds, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. Dividends paid by REITs generally will not be eligible to be treated as “qualified dividend income.”

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made.

“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash.

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Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a regulated investment company. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in derivatives transactions.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions

All distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. For federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will designate capital gain distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

If a shareholder sells or exchanges his or her Fund shares, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the

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Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under “wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives or is deemed to receive a long-term capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution.

Foreign Taxes

Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. Only an International/Global Equity Fund may qualify for and make the election; however, even if an International/Global Equity Fund qualifies for the election for any year, it may not make the election for such year. If an International/Global Equity Fund does not so elect then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid or withheld. Each International/Global Equity Fund will notify its shareholders within 60 days after the close of such Fund’s taxable year whether it has elected for the foreign taxes paid by the Fund to “pass-through” for that year.

If an International/Global Equity Fund makes the election, the Fund will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund’s dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders that have satisfied certain holding period and other requirements shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction. If a shareholder claims a credit for foreign taxes paid, in general, the credit will be subject to certain limits. A deduction for foreign taxes paid may be claimed only by shareholders that itemize their deductions.

Federal Income Tax Rates

As of the printing of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gains rate, which generally is 15%. In general, “qualified dividend income” is income attributable to dividends received by a Fund in taxable years beginning on or before December 31, 2010 from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation’s stock and by the shareholders with respect to the Fund’s shares. If 95% or more of a Fund’s gross income (excluding net long-term gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of a Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that are attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Fund from securities lending, repurchase and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the

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amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various “sunset” provisions of federal income tax laws.

Backup Withholding

The Funds generally are required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (TIN), fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding or has underreported dividend or interest income, or if the IRS notifies a Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. These backup withholding rules may also apply to distributions that are properly designated as exempt interest dividends. This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

Tax-Deferred Plans

The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

As discussed above, a portion of the interest paid or accrued on certain high-yield discount obligations owned by a Fund may not (and interest paid on debt obligations, if any, that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer. If a portion of the interest paid or accrued on certain high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such accrued interest.

Foreign Shareholders

Very generally, for taxable years beginning before January 1, 2008, distributions properly designated by a Fund as “interest-related distributions” will be exempt from federal income tax withholding provided the Fund obtains a properly completed and signed certificate of foreign status from the foreign shareholder (“exempt foreign shareholder”). Interest-related distributions are generally attributable to the Fund’s net interest income earned on certain debt obligations and paid to a nonresident alien individual, a foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), or a foreign corporation (each, a “foreign shareholder”). In order to qualify as an interest-related distribution, the Fund must designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of the Fund’s taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described

85

above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning before January 1, 2008, “short-term capital gain distributions” (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale or receipt of the capital gain distribution and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests or, in certain cases, distributions are attributable to gain from the sale or exchange of a U.S. real property interest, as discussed in the following paragraph. If such gains or distributions are effectively connected with a U.S. trade or business (or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an applicable income tax treaty), the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). “Short-term capital gain distributions” are distributions attributable to a Fund’s net short-term capital gain in excess of its net long-term capital loss and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Special tax rules apply to distributions that a “qualified investment entity” (a “QIE”) pays to foreign shareholders that are attributable to gain from the QIE’s sale or exchange of “U.S. real property interests” (a “USRPI Distribution”). A Fund will be a QIE if it is both (i) a regulated investment company and (ii) a “U.S. real property holding corporation” (determined without regard to certain exceptions, described below, for 5% holders of publicly traded classes of stock and for interest in domestically-controlled regulated investment companies and REITs). Under the code, a “U.S. real property holding corporation” is any corporation that holds (or held during the previous five-year period) USRPIs (defined as U.S. real property and interests (other than solely as a creditor) in “U.S. real property holding corporations”) with an aggregate fair market value equal to 50% or more of the fair market value of the corporation’s real property assets and other trade-or-business assets. A USRPI does not include (i) any class of stock of a corporation that is traded on an established securities market with respect to a person who holds no more than 5% of such class of stock at all times during the previous five-year period and (ii) a regulated investment company’s interests in domestically controlled U.S. REITs and, through December 31, 2007, other regulated investment companies, each a “domestically controlled qualified investment entity” that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the regulated investment company was in existence, less than 50% in value of its stock was held directly or indirectly by foreign persons.

Where a foreign shareholder has owned more than 5% of a class of shares of the Fund (to the extent it is a QIE) during the one-year period preceding the date of the USRPI Distribution, the Fund will be required to withhold 35% of any USRPI Distribution paid to that shareholder and the foreign shareholder will have an obligation to file a U.S. tax return and pay tax. For all other foreign shareholders of a Fund (to the extent it is a QIE), a USRPI Distribution will be treated as ordinary income (notwithstanding any designation by the Fund that such distribution is a capital gain dividend) and the Fund will be required to withhold 30% (or lower applicable treaty rate) of such distribution (notwithstanding any designation by the Fund that such distribution is a short-term capital gain dividend). If the Fund is a QIE and makes a distribution to its foreign shareholders that is attributable to a USRPI Distribution received by the Fund from a “lower-tier” REIT or regulated investment company that is a QIE, that distribution will retain its character as a USRPI Distribution when passed through to the foreign shareholder regardless of the Fund’s percentage ownership of the “lower-tier” REIT or regulated investment company.

In addition, in certain circumstances, if a foreign shareholder disposes of its Fund shares prior to a distribution and acquires, or enters into a contract or option to acquire, a substantially identical interest in the Fund during the 61-day period beginning 30 days before the ex-dividend date of the distribution (a “wash sale transaction”), the foreign shareholder may be treated as having gain from the sale or exchange of a U.S. real property interest, which may be subject to the U.S. income tax and reporting requirements described above with respect to distributions. In addition to the distribution and wash sale transaction rules described above, in limited circumstances Fund shares could themselves be treated as U.S. real property interests, the disposition of which could be subject to similar U.S. income and withholding tax and reporting requirements. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund’s distributions may

86

be attributable to gain from the sale or exchange of U.S. real property interests and foreign shareholders may, therefore, be subject to U.S. tax and reporting requirements under the distribution rules described above. Foreign shareholders should contact their tax advisors and financial planners regarding the tax consequences to them of such distributions.

Even if permitted to do so, the Funds provide no assurance that they will designate any distributions as interest-related distributions or short-term capital gain distributions. Even if a Fund makes such designations, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such designations.

In order for a foreign investor to qualify for exemption from the backup withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisers in this regard.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships. If an International/Global Equity Fund qualifies and makes an election to pass-through foreign taxes to its shareholders, foreign shareholders of the Fund generally will be subject to increased federal income taxation without a corresponding benefit for the pass-through of foreign taxes.

Tax-Exempt Shareholders

Under current law, the Funds serve to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or in taxable mortgage pools. Under legislation enacted in December 2006, a charitable remainder trust, as defined in section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in November 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income” (which is described earlier). Rather, as described above, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which the IRS guidance in respect of CRTs remains applicable in light of the December 2006 CRT legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Tax Shelter Reporting Regulations

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

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CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of [June 29, 2007], the name, address and percentage of ownership of each person who may be deemed to be a “principal holder “(i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Portfolio’s outstanding shares) is listed below.

Principal Holder Ownership of the Portfolios

Fund / Share Class	Shareholder Account Registration	Share Balance	Percent of Class
Masters Global Equity Portfolio – Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	286,868	15.50

Masters Global Equity Portfolio – Class Z	LPL FINANCIAL SERVICES 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	5,114	10.09

Masters Global Equity Portfolio – Class Z	LPL FINANCIAL SERVICES 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	4,246	8.37

Masters Global Equity Portfolio – Class Z	BANK OF AMERICA NA IRA JANICE L LEWIS 5086 WREN WAY SANFORD NC 27332-7316	3,958	7.81

Masters Global Equity Portfolio – Class Z	LPL FINANCIAL SERVICES 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	3,123	6.16

Masters Global Equity Portfolio – Class Z	BANK OF AMERICA NA IRA TOMMY T MOORE 2772 OWENS RD TERRY MS 39170-8733	2,670	5.27

Masters Heritage Portfolio – Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	346,743	6.20

Masters Heritage Portfolio – Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	101,294	5.60

Masters Heritage Portfolio – Class Z	BANK OF AMERICA NA IRA JOHN G ANDERSON 121 CORTEZ RD APT 252 HOT SPRINGS AR 71909-6113	30,380	15.35

Masters Heritage Portfolio – Class Z	NFS LLC FEBO NFS/FMTC R/O IRA FBO GEORGE E CLARK 22960 NE 132ND PL REDMOND WA 98053-566	28,245	14.27

Masters Heritage Portfolio – Class Z	NFS LLC FEBO YUKO HAYASHI TTEE YUKO HAYASHI REVOCLIVTRSUT 742 CASTRO ST APT B SAN FRANCISCO CA 94114-2834	16,508	8.34

Masters International Equity Portfolio – Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	3,868,231	51.14

Masters International Equity Portfolio – Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	495,378	6.55

Masters International Equity Portfolio – Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	66,026	11.36

Masters International Equity Portfolio – Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	603,466	29.78

Masters International Equity Portfolio – Class C	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA 2, 3RD FLOOR JERSEY CITY NJ 07311	173,624	8.57

Masters International Equity Portfolio – Class R	FIM FUNDING C/O COLUMBIA MANAGEMENT GROUP 100 FEDERAL ST BOSTON MA 02110-1802	1,042	100.00

Masters International Equity Portfolio – Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411-N AKARD ST DALLAS TX 75201-3307	3,953,040	90.48

As of [June 29, 2007], the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of the Portfolios because it owns greater than 25% of the outstanding shares, either beneficially or by virtue of its fiduciary or trust roles or otherwise, is shown below. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Portfolio shareholders.

Control Person Ownership of the Funds

Fund	Shareholder Account Registration	Share Balance	Percent of Fund
Masters Heritage Portfolio	None	—	—

Masters Global Equity Portfolio	None	—	—

Masters International Equity Portfolio	None	—	—

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APPENDIX A—DESCRIPTION OF SECURITY RATINGS

S&P

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

•	AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

•	AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

•

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

•

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

•

BB, Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

•

B, Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

•

To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The following summarizes the two highest ratings used by S&P for short-term municipal notes.

•	SP-1 - Indicates strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a “plus” (+) designation.

•	SP-2 - Indicates satisfactory capacity to pay principal and interest.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, however, the relative degree of safety is not as high as for issues designated A-1.

Moody’s

The following summarizes the highest six ratings used by Moody’s for corporate and municipal bonds. The first four denote investment grade securities.

•

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

•

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-1

•

A - Bonds rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

•

Baa - Bonds rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

•

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

•

B - Bond rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody’s applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

The following summarizes the two highest ratings used by Moody’s for short-term municipal notes and variable-rate demand obligations:

•

MIG-1/VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

•	MIG-2/VMIG-2 - Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:

•

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

•

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

•

A - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

•

BBB - Bonds considered to be investment grade and of good credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

A-2

•

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment grade:

•	F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

•	F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

•

F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

For commercial paper, Fitch uses the short-term debt ratings described above.

A-3

APPENDIX B—PROXY VOTING POLICIES AND PROCEDURES

Columbia Management Advisors, LLC (“CMA”) - Proxy Voting Policy

Applicable Regulations

Rule 206(4)-6 under the Investment Advisers Act of 1940

*Form N-PX

*ERISA Department of Labor Bulletin 94-2

Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the GWIM Investment Operations Group, as well as to Compliance Risk Management (“CRM”) and Legal. Business groups to which this policy applies and CRM must adopt written procedures to implement the policy.

Policy

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties. Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending June 30th.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when CMA expects to routinely refrain from voting:

1.	Proxies will usually not be voted in cases where the security has been loaned from the Client’s account.

2.	Proxies will usually not be voted in cases where international issuers impose share blocking restrictions.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Section III, Conflicts of Interest below). CMA’s proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

B-1

Means of achieving compliance

I. PROXY COMMITTEE

CMA has established a Proxy Committee whose standing members include senior investment management personnel, who participate as voting authorities on the Committee. Additionally, the Proxy Committee regularly involves other associates (e.g., Legal representative, Compliance Risk Management representative, GWIM Investment Operations representatives) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee has established a charter, which sets forth the Committee’s purpose, membership and operation. The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with Section IV.C;

(b) review at least annually of this Proxy Voting Policy and Voting Guidelines to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals;

(d) ensure that appropriate disclosure of CMA’s Proxy Voting Policy is made to its clients, is disclosed in CMA’s Form ADV and is made to the Funds’ shareholders; and

(e) oversight of any circumstances where, as described in Section III, CMA may determine it is necessary to delegate proxy voting to an independent third party.

II. CMA’S INVESTMENT ASSOCIATES

Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the GWIM Investment Operations Group will refer these matters first to the relevant CMA research analyst after first confirming with CRM that the proxy matter does not present a conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding CMA’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B - Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating it to the Proxy Department.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

B-2

III. CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve it in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM will collect and review any information deemed reasonably appropriate to evaluate if CMA or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. CMA investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to Columbia Management’s Conflicts Officer in writing (see Appendix B). CRM will consider information about CMA’s significant business relationships, as well as other relevant information. The information considered by CRM may include information regarding: (1) CMA client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the CMA investment division regarding the proxy matter. CRM will consult with relevant experts, including legal counsel, as necessary.

If CRM determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, CRM will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, CMA’s policy is to invoke one or more of the following conflict management procedures:

•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);

•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent.

•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest – Additional Procedures

Additionally, by assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes to disclose in writing to the Columbia Management Conflicts of Interest Officer (within CRM) any

[1]

Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

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actual or apparent personal material conflicts of interest which he or she may have (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how CMA will vote proxies. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter. CMA’s investment associates also follow the same disclosure requirements for any actual or apparent personal material conflicts of interest as stated in this section.

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA has undertaken a review of the proxy vendor’s conflicts of interest procedures, and will continue to monitor them on an ongoing basis.

BAC as well as CMA have adopted various other policies and procedures that help reinforce this Policy. Please see the associated documents.

Ownership Limits – Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be the Adviser’s proxy voting agent.

IV. PROXY VOTING GUIDELINES

A. CMA’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s adoption using the Proxy Voting Recommendation Form (see Appendix C of this policy). The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Proposals

For the following categories of proposals, either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with the proxy vendor’s or a an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by the proxy vendor, or as specified by the client.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by the proxy vendor, or as specified by the client.

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4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. In general, CMA will refrain from voting such securities. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section V.A will be voted on the specific instruction of the Proxy Committee.

6. Accounts Managed by CMA’s Quantitative Strategies Group. When an issue is held only within an account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, all proposals shall be voted according to the guidelines developed by the proxy vendor or as specified by the client.

7. Executive/Director Compensation. Except as provided in Appendix A, proposals relating to compensation of any executive or director will be voted as recommended by the proxy vendor or as otherwise directed by the Proxy Committee.

8. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The GWIM Investment Operations Group is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The GWIM Investment Operations Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Proxy Guidelines; and (2) review of the fund website to ensure that annual reports are posted in a timely and accurate manner. For additional information regarding the proxy voting process, please refer to the GWIM Investment Operations Desktop Procedures.

Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Compliance Risk Management Conflicts Officer.

Monitoring/Oversight

The Compliance Assessment Team within Compliance Risk Management and the Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

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•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

•	Proxy Committee Meeting Minutes and Other Materials

•	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations

•	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms

•	Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than five years plus the current year. Records must be retained in an appropriate office of CM for the first two years.

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CMA’s Proxy Voting Policy (Appendix A): CMA’S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

•

Proposals for the election of directors or for an increase or decrease in the number of directors, provided that at least two-thirds of the Board of Directors are, presently or at any time during the previous three-year period, “independent” as defined by applicable regulatory and listing standards.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i)	the board as proposed to be constituted would have more than one-third of its members from management;

(ii)	the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii)	the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters — ratification of the appointment of auditors);

(iv)	a director serves on more than six public company boards;

(v)	the CEO serves on more than two public company boards other than the company’s board.

On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

•

Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

•

Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

¡	Established governance standards and guidelines.

¡	Full board composed of not less than three-fourths “independent” directors, as defined by applicable regulatory and listing standards.

¡	Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

¡

A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

¡

Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

¡

The pertinent class of the Company’s voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company’s proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

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•	Proposals that grant or restore shareholder ability to remove directors with or without cause.

•	Proposals to permit shareholders to elect directors to fill board vacancies.

•	Proposals that encourage directors to own a minimum amount of company stock.

•	Proposals to provide or to restore shareholder appraisal rights.

•	Proposals to adopt cumulative voting.

•	Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:

•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

•	Proposals that give management the ability to alter the size of the board without shareholder approval.

•	Proposals that provide directors may be removed only by supermajority vote.

•	Proposals to eliminate cumulative voting.

•	Proposals which allow more than one vote per share in the election of directors.

•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Proposals that mandate a minimum amount of company stock that directors must own.

•	Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

•

Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA’s clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

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•	Proposals asking a company to expense stock options.

•	Proposals to put option repricings to a shareholder vote.

•

Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

•	Proposals for the remuneration of auditors if no more than 25% of the compensation costs comes from non audit activity.

CMA generally will vote AGAINST:

•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.

•	Proposals to authorize the replacement or repricing of out-of-the money options.

•

Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

•

Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

•

Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

¡	Whether the company has attained benefits from being publicly traded.

¡	Cash-out value

¡	Balanced interests of continuing vs. cashed-out shareholders

¡	Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

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•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.

•	CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

Supermajority vote

•

CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

•	CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

CMA will review, on a CASE-BY-CASE basis, proposals for Bylaw amendments giving minority shareholders the ability to call a special meeting of stockholders.

CMA generally will vote FOR:

•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

¡	Credible reason exists to question:

■	The auditor’s independence, as determined by applicable regulatory requirements.

■	The accuracy or reliability of the auditor’s opinion as to the company’s financial position.

¡

Fees paid to the auditor or its affiliates for “non-audit” services were excessive, i.e., in excess of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

•

Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:

•	Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

•

Proposals to change the location of the company’s state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

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•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

•

FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

•

FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

•

Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•

Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company’s financial position.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

•	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’ categorization rules and the Dutch Corporate Governance Code.

•	No call/put option agreement exists between the company and the foundation.

•	There is a qualifying offer clause or there are annual management and supervisory board elections.

•	The issuance authority is for a maximum of 18 months.

•	The board of the company-friendly foundation is independent.

•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

•	There are no priority shares or other egregious protective or entrenchment tools.

•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

•	Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

•	Board structure

•	Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

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•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;

•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

•	Are interested directors and sit on the audit or nominating committee; or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

•	Past shareholder activism, board activity and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of incumbent directors; director nominees

•	Experience and skills of director nominees

•	Governance profile of the company

•	Evidence of management entrenchment

Converting a Closed-end Fund to an Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance as compared with peers

•	Resulting fees relative to peers

•	Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for antitakover purposes

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Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	Fund’s target investments

•	Reasons given by the fund for the change

•	Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective.

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

Change in Fund’s Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

•	Strategies employed to salvage the company

•	Past performance of the fund

•	Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

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•	The state of incorporation; net effect on shareholder rights

•	Regulatory standards and implications

CMA will vote FOR:

•

Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•

Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

•	Proposals enabling the Board to:

¡	Change, without shareholder approval the domicile of the fund

¡	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940.

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

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Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the adviser’s management

CMA’s Proxy Voting Policy (Appendix B): Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

Issuer and Proxy Matter:

1.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?

2.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

3.	Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group [2]?

[1]	Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.
[2]	Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

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4.	Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

Name:

Signed:

Date:

CMA’s Proxy Voting Policy (Appendix C): CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate:

Company Name:

Cutoff Date and Meeting Date:

Proxy Agenda Item:

Description of Item:

(The above information will be pre-populated by the Proxy Department.)

Recommendation (Check One):

            FOR

            AGAINST

            WITHHOLD

            ABSTAIN

Brief rationale:

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

Signed

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed “Conflicts of Interest Disclosure and Certification Form” to Compliance Risk Management (Conflicts Officer).

Send Completed Forms to:

GWIM Investment Operations – Proxy Department

B-16

Columbia Management®

COLUMBIA FUNDS SERIES TRUST

Class A, Class B, Class C and Class Z Shares

STATEMENT OF ADDITIONAL INFORMATION

August 1, 2007

State Intermediate Municipal Bond Funds
Columbia California Intermediate Municipal Bond Fund
Columbia Georgia Intermediate Municipal Bond Fund
Columbia Maryland Intermediate Municipal Bond Fund
Columbia North Carolina Intermediate Municipal Bond Fund
Columbia South Carolina Intermediate Municipal Bond Fund
Columbia Virginia Intermediate Municipal Bond Fund

This Statement of Additional Information (SAI) is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with the Funds’ prospectuses dated August 1, 2007. The most recent annual reports for the Funds, which include the Funds’ audited financial statements dated March 31, 2007, are incorporated by reference into this SAI.

Copies of any Fund’s current prospectuses and annual and semi-annual reports may be obtained without charge by writing Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds’ website at www.columbiafunds.com.

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SAI PRIMER

The SAI is a part of the Funds’ registration statement that is filed with the SEC. The registration statement includes the Funds’ prospectuses, the SAI and certain other exhibits. The SAI, and any supplements to it, can be found online at www.columbiafunds.com, or by accessing the SEC’s website at www.sec.gov.

The SAI generally provides additional information about the Funds that is not required to be in the Funds’ prospectuses. The SAI expands discussions of certain matters described in the Funds’ prospectuses and provides certain additional information about the Funds that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Funds’ investments;

•	the Funds’ investment advisor, investment sub-advisor(s) (if any) and other service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest;

•	the governance of the Funds;

•	the Funds’ brokerage practices;

•	the share classes offered by the Funds;

•	the purchase, redemption and pricing of Fund shares; and

•	the application of federal income tax laws.

Investors may find this information important and helpful. If you have any questions about the Funds, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended
1934 Act	Securities Exchange Act of 1934, as amended
1940 Act	Investment Company Act of 1940, as amended
Administration Agreement	The administration agreement between the Trust, on behalf of the Funds, and the Administrator
Administrator	Columbia Management Advisors, LLC
Advisor	Columbia Management Advisors, LLC
AMEX	American Stock Exchange
BAI	Banc of America Investment Services, Inc.
BAS	Banc of America Securities LLC
Bank of America	Bank of America Corporation
BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.
Board	The Trust’s Board of Trustees
California Intermediate Municipal Bond Fund	Columbia California Intermediate Municipal Bond Fund
CEA	Commodity Exchange Act
CFTC	Commodity Futures Trading Commission

CMOs	Collateralized mortgage obligations

Code	Internal Revenue Code of 1986, as amended
Codes of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act
Columbia Funds Complex	The mutual fund complex that is comprised of the open-end investment management companies advised by the Advisor or its affiliates and principally underwritten by Columbia Management Distributors, Inc., as that term is defined under Item 12 of Form N-1A

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Glossary

Columbia Funds or Columbia Funds Family	The fund complex that is comprised of the open-end investment management companies advised by the Advisor or its affiliates and principally underwritten by Columbia Management Distributors, Inc.
Custodian	State Street Bank and Trust Company
Distributor	Columbia Management Distributors, Inc.
Distribution Agreement	The distribution agreement between the Trust, on behalf of the Funds, and the Distributor
Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
Fitch	Fitch Investors Service, Inc.
FNMA	Federal National Mortgage Association
The Fund(s) or a Fund	One or more of the open-end management investment companies listed on the front cover of this SAI that are series of the Trust

Georgia Intermediate Municipal Bond Fund	Columbia Georgia Intermediate Municipal Bond Fund
GNMA	Government National Mortgage Association
Independent Trustees	The Trustees of the Board who are not “interested persons” of the Fund as defined in the 1940 Act
Investment Advisory Agreement	The investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor
IRS	United States Internal Revenue Service
LIBOR	London Interbank Offered Rate
Maryland Intermediate Municipal Bond Fund	Columbia Maryland Intermediate Municipal Bond Fund
Money Market Fund(s)	One or more of the money market funds in the Columbia Funds Family
Moody’s	Moody’s Investors Service, Inc.
NASDAQ	National Association of Securities Dealers Automated Quotations system
North Carolina Intermediate Municipal Bond Fund	Columbia North Carolina Intermediate Municipal Bond Fund
NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)
NSCC	National Securities Clearing Corporation
NYSE	New York Stock Exchange
Principal Underwriter	Columbia Management Distributors, Inc.
REIT	Real estate investment trust
RIC	A “registered investment company,” as such term is used in the Internal Revenue Code of 1986, as amended
S&P	Standard & Poor’s Corporation (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Columbia Funds).
SAI	This Statement of Additional Information
SEC	United States Securities and Exchange Commission
Selling Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor
Servicing Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor

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Glossary

South Carolina Intermediate Municipal Bond Fund	Columbia South Carolina Intermediate Municipal Bond Fund
State Intermediate Municipal Bond Fund(s)	One or more of the state intermediate municipal bond funds in the Columbia Funds Family
Transfer Agent	Columbia Management Services, Inc.
Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of the Funds, and Columbia Management Services, Inc.
The Trust	Columbia Funds Series Trust, the registered investment company in the Columbia Funds Family to which this SAI relates

Trustee(s)	One or more of the Board’s Trustees
Virginia Intermediate Municipal Bond Fund	Columbia Virginia Intermediate Municipal Bond Fund

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ABOUT THE TRUST

The Trust is a registered investment company under the 1940 Act within the Columbia Funds Family. Columbia Funds offers over 100 mutual funds in all major asset classes, and the Advisor had approximate assets under management of $347.4 billion as of March 31, 2007.

The Trust was organized as a Delaware business trust, a form of entity now known as a statutory trust, on October 22, 1999. On September 26, 2005, the Trust changed its name from Nations Funds Trust to Columbia Funds Series Trust.

On or about that same day, the names of the Funds were changed as follows: Nations California Intermediate Municipal Bond Fund to Columbia California Intermediate Municipal Bond Fund, Nations Georgia Intermediate Municipal Bond Fund to Columbia Georgia Intermediate Municipal Bond Fund, Nations Maryland Intermediate Municipal Bond Fund to Columbia Maryland Intermediate Municipal Bond Fund, Nations North Carolina Intermediate Municipal Bond Fund to Columbia North Carolina Intermediate Municipal Bond Fund, Nations South Carolina Intermediate Municipal Bond Fund to Columbia South Carolina Intermediate Municipal Bond Fund and Nations Virginia Intermediate Municipal Bond Fund to Columbia Virginia Intermediate Municipal Bond Fund.

Each of the Funds in the Trust represents a separate series of the Trust and, except for the Maryland Intermediate Municipal Bond Fund, is an open-end diversified management investment company. Each of the Funds has a fiscal year end of March 31st.

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ABOUT THE FUNDS’ INVESTMENTS

The investment objective, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which generally involves the ability to invest 10% or more of a Fund’s total assets) and related principal investment risks for each Fund are discussed in each Fund’s prospectuses.

Certain Investment Activity Limits

The overall investment and other activities of the Advisor and its affiliates may limit the investment opportunities for each Fund in certain markets where limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, each Fund’s activities also may be restricted because of regulatory restrictions applicable to the Advisor and its affiliates and/or because of their internal policies. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion of investment policies in the Funds’ prospectuses. A fundamental policy may only be changed with shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval, but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset. Borrowings and other instruments that may give rise to leverage and the restriction on investing in illiquid securities are monitored on an ongoing basis.

Fundamental Investment Policies

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

1.	Each Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.

2.	Each Fund may not purchase or sell real estate, except each Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3.	Each Fund may not purchase or sell commodities, except that each Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

4.	Each Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

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5.	Each Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

6.	Each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

7.	Each Fund, except the Maryland Intermediate Municipal Bond Fund, may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations; and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

8.	Under normal circumstances,

•

California Intermediate Municipal Bond Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax, and California individual income tax.

•

Georgia Intermediate Municipal Bond Fund, Maryland Intermediate Municipal Bond Fund, North Carolina Intermediate Municipal Bond Fund, South Carolina Intermediate Municipal Bond Fund and Virginia Intermediate Municipal Bond Fund, each will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax, and state individual income tax.

Non-Fundamental Investment Policies

1.	The Funds may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of a Fund are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2.	Each Fund may not invest more than 15% of its net assets in illiquid securities.

3.	The Funds may not sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4.	Maryland Intermediate Municipal Bond Fund may not purchase securities of any one issuer (other than U.S. Government Obligations and securities of other investment companies) if, immediately after such purchase, more than 25% of the value of the Fund’s total assets would be invested in the securities of one issuer, and with respect to 50% of the Fund’s total assets, more than 5% of its assets would be invested in the securities of one issuer.

Exemptive Orders

In addition to the policies outlined above, the Columbia Funds Family has received the following exemptive orders from the SEC which enable the Funds to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

1.	Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by the Advisor may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

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2.	Pursuant to an exemptive order dated September 5, 2003, each Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

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Permissible Investments and Related Risks

Each Fund’s prospectuses identify and summarize the individual types of securities in which the Fund invests as part of its principal investment strategies and the risks associated with such investments.

The table below identifies for each Fund the types of securities in which it is permitted to invest, including those described in each Fund’s prospectuses. A Fund generally has the ability to invest 10% or more of its assets in the types of securities described in its prospectuses. To the extent a type of security identified below for a Fund is not described in a Fund’s prospectuses, the Fund generally invests less than 10% of the Fund’s assets in such security type.

Information about individual types of securities (including certain of their associated risks) in which some or all of the Funds may invest is set forth below. Each Fund’s investment in these types of securities is subject to its investment objective and fundamental and non-fundamental investment policies.

Permissible Fund Investments

Investment Type	California Intermediate Municipal Bond Fund	Georgia Intermediate Municipal Bond Fund	Maryland Intermediate Municipal Bond Fund	North Carolina Intermediate Municipal Bond Fund	South Carolina Intermediate Municipal Bond Fund	Virginia Intermediate Municipal Bond Fund
Asset-Backed Securities	✓	✓	✓	✓	✓	✓
Bank Obligations (Domestic and Foreign)	✓	✓	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓	✓	✓
Derivatives	✓	✓	✓	✓	✓	✓
Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓	✓	✓	✓
Foreign Currency Transactions	✓	✓	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓	✓	✓

Guaranteed Investment Contracts (Funding Agreements)	✓	✓	✓	✓	✓	✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓	✓	✓	✓

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Permissible Fund Investments

Investment Type	California Intermediate Municipal Bond Fund	Georgia Intermediate Municipal Bond Fund	Maryland Intermediate Municipal Bond Fund	North Carolina Intermediate Municipal Bond Fund	South Carolina Intermediate Municipal Bond Fund	Virginia Intermediate Municipal Bond Fund

Money Market Instruments	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓	✓	✓
Municipal Securities	✓	✓	✓	✓	✓	✓
Participation Interests	✓	✓	✓	✓	✓	✓
Preferred Stock	✓	✓	✓	✓	✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓	✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions that are tied to the payments made on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. These securities, in turn, are either privately placed or publicly offered.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

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Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on asset-backed securities that then would be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of asset-backed securities may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets.

Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may be issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Banker’s acceptances are time drafts drawn on and accepted by banks and are a customary means of effecting payment for merchandise sold in import-export transactions and a general source of financing. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign (mainly European) banks with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to the Fund payments at floating or fixed interest rates. A Fund also may hold funds on deposit with its custodian for temporary purposes.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the FDIC up to certain specified limits. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important corporate governance matters, and to receive dividend payments, if any, on their holdings. However, ownership of common stock does not entitle owners to participate in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE, AMEX or the Nasdaq Stock Market. Domestic and foreign corporations also may have their shares traded on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange.

Investing in common stocks is subject to certain risks. Stock market risk, for example, is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods of time, perhaps substantially or unexpectedly. Domestic and foreign stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, such as changes in earnings or management, as well as general economic and market factors.

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If a corporation is liquidated, the claims of secured and unsecured creditors and owners of debt securities and “preferred” stock take priority over the claims of those who own common stock.

Investing in common stocks also poses risks applicable to the particular type of company issuing the common stock. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, may be more reliant on singular products or services and are more vulnerable to larger competitors. Common stocks of these types of companies may have a higher potential for gains, but also may be subject to greater risk of loss.

Investing in common stocks also poses risks applicable to a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector. When market conditions favorably affect, or are expected favorably to affect, an industry, the share prices of the common stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the share prices of those companies’ common stocks to decline quickly.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities but typically retain the investment characteristics of debt securities until they have been converted. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar debt securities nor generally are they as sensitive to changes in share price as their underlying common stock.

Investing in convertible securities is subject to certain risks. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses. Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock, even at times when the value of the underlying common stock or other equity security has declined substantially.

In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible debt securities of the same issuer. Some convertible securities are particularly sensitive to changes in interest rates when their predetermined conversion price is much higher than the price for the issuing company’s common stock.

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Corporate Debt Securities

Corporate debt securities are fixed income securities typically issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturity dates and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry fixed, variable or floating rates of interest.

Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend the notes’ maturity. ECNs are issued at a discount rate, with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date, the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated by an NRSRO as investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carries a relatively high degree of risk.

Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it becomes due. Some corporate debt securities that are rated below investment grade by an NRSRO generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated) securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Derivatives

General

Derivatives are financial instruments whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; forward contracts on securities and securities indices; linked securities and structured products; collateralized mortgage obligations; stripped securities; warrants; swap agreements and swaptions.

A Fund may use derivatives for a variety of reasons, including, for example: (i) to enhance its return; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolios securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; and/or (vi) to manage the effective maturity or duration of its portfolio.

A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the

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derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative will not correlate well with the security for which it is substituting. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount of taxes payable by shareholders.

A Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

Index or Linked Securities (Structured Products)

General. Indexed or linked securities, also often referred to as “structured products,” are instruments that may have varying combinations of equity and debt characteristics. These instruments are structured to recast the investment characteristics of the underlying security or reference asset. If the issuer is a unit investment trust or other special purpose vehicle, the structuring will typically involve the deposit with or purchase by such issuer of specified instruments (such as commercial bank loans or securities) and/or the execution of various derivative transactions, and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities. The issuers of these securities frequently are limited purpose trusts or other special purpose vehicles that, in turn, invest in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and

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other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on or linked to the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and/or principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. These securities generally are exempt from registration under the Securities Act of 1933. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Commodity-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked or commodity-linked note depend on the performance of one or more market indices, such as the S&P 500 Index, a weighted index of commodity futures such as crude oil, gasoline and natural gas or the market prices of a particular commodity or basket of commodities. Equity-linked securities are short-term or intermediate term instruments having a value at maturity and /or interest rate determined by reference to the market prices of one or more equity securities. At maturity, the principal amount of an equity-linked debt security is often exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index, commodity, currency and equity-linked securities may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Advisor. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Advisor. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad, and certain derivative instruments may be illiquid.

Linked securities are often issued by unit investment trusts. Examples of this include such index-linked securities as S&P Depositary Receipts (SPDRs), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index, and a type of ETF. Because a unit investment trust is an investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing levels of fees with respect to investments in such unit investment trusts.

Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and such equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

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Investing in structured products and linked securities is subject to certain risks. Because structured products typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products may be structured as a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher rates of return and present greater risks than unsubordinated structured products. Structured products sometimes are sold in private placement transactions and often have a limited trading market.

Investments in “linked” securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked-securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging market countries, there are certain additional risks associated with such investments.

SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called “creation unit size” and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

Futures Contracts and Options on Futures Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of security or other asset called for in the contract at a specified delivery time for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of security or other asset called for in the contract at a specified delivery time at a stated price. The specific securities or other assets delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying security or other asset. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities or other assets currently owned or expected to be acquired by them. Speculators less often own the securities or other assets underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities or other assets. Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the CFTC and the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a “commodity pool operator” under the CEA, and, accordingly, they are not subject to registration or regulation as such under the CEA.

Upon entering into futures contracts, in compliance with the SEC’s requirements, cash or liquid securities, equal in value to the amount of a Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions, in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying security or other asset) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin

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requirements are established by the relevant futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or other asset fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

Although futures contracts by their terms call for actual delivery or acceptance of securities or other assets (stock index futures contracts or futures contracts that reference other intangible assets do not permit delivery of the referenced assets), the contracts usually are closed out before the settlement date without the making or taking of delivery. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of taking such action would be to reduce or eliminate the hedge position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of security or other asset with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Fund is subject to the Advisor’s ability to predict correctly movements in the direction of interest rates and other factors affecting securities and commodities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund, therefore, bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

In the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions, closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

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Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of interest rate futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling bonds with short maturities and investing in bonds with long maturities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges – principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; GNMA modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position in the index. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged.

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index (the Index). This Index is composed of forty term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The forty prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

Options on Futures Contracts. A Fund may purchase and write call and put options on those futures contracts that it is permitted to buy or sell. A Fund may use such options on futures contracts in lieu of writing options directly on the

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underlying securities or other assets or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.

A Fund will enter into written options on futures contracts only when, in compliance with the SEC’s requirements, cash or liquid securities equal in value to the underlying security’s or other asset’s value (less any applicable margin deposits) have been deposited in a segregated account. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Investments in futures options involve some of the same risks that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. There may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Successful use of index futures by a Fund is also subject to the Advisor’s ability to predict correctly movements in the direction of the market. It is possible that, for example, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in a Fund’s portfolio may decline. If this occurred, a Fund would lose money on the futures and also experience a decline in the value of its portfolio securities, as a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move to the same extent as do the prices of its put options on the stock indices. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit of the increased values of those securities that it has hedged, because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market, and also because of the imperfect correlation between movements in an index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once

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the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Index Futures Contracts. A Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

There are various risks in connection with the use by a Fund of index futures as a hedging device. For example, a risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged; there can be no assurance that the Advisor will be successful in doing so.

Use by Tax-Exempt Funds of Interest Rate and U.S. Treasury Security Futures Contracts and Options. A Fund investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Stock Options and Stock Index Options

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (OCC). Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

There is a key difference between stock options and stock index options in connection with their exercise. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or a narrower market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

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The successful use of a Fund’s options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly. When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction for such option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since a Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. The writer in such circumstances would be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, a Fund will realize a loss equal to the premium paid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at a time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, a Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Dealer (Over-the-Counter) Options. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if a Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options more often may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, a Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with a Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

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A Fund generally will treat purchased dealer options as illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that a Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option.

Writing covered options. A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with a Fund’s investment goal and policies. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

A Fund may write only covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls (straddles) on the same underlying security.

A Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than the security’s then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Fund may also have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

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Purchasing call options. A Fund may purchase call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Swap Agreements

Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Additionally, whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

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Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

The values of equity swaps can be very volatile. To the extent that the Advisor does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

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Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

Dollar Rolls

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar (same collateral type, coupon and maturity) securities on a specified future date and price. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Fund foregoes principal and interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities as well as the interest earned on the cash proceeds of the initial sale.

Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price or that the transaction costs may exceed the return earned by a Fund from the transaction. Dollar rolls also involve risk to a Fund if the other party should default on its obligation and a Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction.

Foreign Currency Transactions

Foreign currency transactions may be used to protect, to some extent, against uncertainty in the level of future currency exchange rates by establishing a fixed exchange rate. Foreign currency transactions may involve the purchase or sale of foreign currencies on a “spot” (cash) basis at the prevailing exchange rate or may involve “forward contracts” that allow a Fund to purchase or sell foreign currencies at a future date. Forward contracts may be used for “transaction hedging,” “position hedging” and “cross-hedging.” A Fund may use forward sale contracts to sell an amount of a foreign currency approximating the value of a Fund’s securities denominated in the foreign security when that foreign currency suffers a substantial decline against the U.S. dollar. A Fund may use forward purchase contracts to purchase a foreign currency when it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized if the value of the hedged currency increases.

Transaction hedging may allow a Fund to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest rate payment in a foreign currency. A Fund may use transaction hedging to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging may allow a Fund to protect against an adverse change in the relationship between the U.S. dollar and the applicable foreign currencies in which its portfolio securities are denominated. A Fund may use position hedging when it is believed that the U.S. dollar may suffer a decline against the foreign currency by entering into a forward purchase contract to purchase that foreign currency for a fixed dollar amount.

Cross-hedging may allow a Fund to enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall if there is a decline in the U.S. dollar value of the currency in which a Fund’s securities are denominated.

A Fund also may purchase exchange-listed and over-the-counter call and put options on foreign currencies and foreign currency contracts. Options on foreign currencies and foreign currency contracts give the holder a right to buy or sell the underlying foreign currencies or foreign currency contracts for a specified period of time and for a specified amount. The value of an option on foreign currencies or foreign currency contracts reflects the value of an exchange rate, which depends on the relative values of the U.S. dollar and the relevant foreign currency.

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Engaging in foreign currency transactions is subject to certain risks. For example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the dollar value of any securities held by a Fund denominated in that currency. It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract, which may make it necessary for a Fund to purchase additional foreign currency on the spot market if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver at the time a Fund sells the security being hedged. The value of any currency, including the U.S. dollar, may be affected by political and economic factors applicable to the issuer’s country. The exchange rates of currencies also may be affected adversely by governmental actions. Transaction, position and cross-hedging do not eliminate fluctuations in the underlying prices of securities that a Fund owns or intends to purchase or sell and may limit the amount of potential gain that might result from the increase in value of the currency being hedged. Settlement procedures relating to a Fund’s foreign currency transactions may be more complex than those relating to investments in securities of U.S. issuers.

Foreign Securities

Foreign securities include debt, equity and derivative securities that the Advisor determines are “foreign” based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors.

Foreign securities may include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are U.S. dollar-denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency-denominated receipts issued in Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.

Investing in foreign securities is subject to certain risks. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies or U.S. dollars, without a change in the intrinsic value of those securities. Additionally, the U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies by purchasing and selling forward foreign currency exchange contracts and foreign currency futures contracts and related options. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. A Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which would reduce the amount of income and capital gains available to distribute to a Fund’s shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; adverse impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those mandated for domestic companies.

Risks associated with investments in foreign securities are increased with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the

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social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

Guaranteed Investment Contracts (Funding Agreements)

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

Investments in Other Investment Companies

Investing in other investment companies may be a means by which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, the rules and regulations thereunder and any exemptive orders currently or in the future obtained by a Fund from the SEC.

The 1940 Act generally requires that a Fund limit its investments in another investment company or series thereof so that, as determined at the time a securities purchase is made: (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a Fund or by companies controlled by the Fund. Such other investment companies may include exchange-traded funds (ETFs), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries.

Investing in other investment companies is subject to certain risks. Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to be fully invested, there may be potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on Fund shares held directly but also on the investment company shares that a Fund purchases.

In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry on which the ETF relates. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of other affiliated Columbia Funds, including the Money Market Funds, subject to certain conditions. Investing in affiliated Funds may present certain actual or potential conflicts of interest. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest.

Low and Below Investment Grade Securities

Low and below investment grade securities (below investment grade securities are also known as “junk bonds”) are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s), that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by Moody’s) or that are unrated but determined by the

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Advisor to be of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications or similar events, are more speculative in nature than securities with higher ratings and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of one or more NRSROs, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities.

Investing in low and below investment grade securities and comparable unrated securities is subject to certain risks. The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Advisor’s credit analysis with respect to these types of securities than is the case for more highly rated securities.

The market values of certain low and below investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than are the market value of more highly rated securities. In addition, issuers of low and below investment grade and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is greater for low and below investment grade and comparable unrated securities than it is for higher rated securities because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating portfolio net asset value; and (ii) sell the securities at fair market value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (i) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States, foreign countries and supranational entities, and each of their subdivisions, agencies and instrumentalities; and (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or its instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Mortgage-Backed Securities

Mortgage-backed securities are a type of asset-backed security and represent interests in, or debt instruments backed by, pools of underlying mortgages. In some cases, these underlying mortgages may be insured or guaranteed by the U.S. Government or its agencies. Mortgage-backed securities entitle the security holders to receive distributions that are tied to the payments made on the underlying mortgage collateral (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying mortgage collateral effectively pass through to such security holders. Mortgage-backed securities are created when mortgage originators (or mortgage loan sellers who have purchased mortgage loans from mortgage loan originators) sell the underlying mortgages to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying mortgage loans, and have a minimum denomination and specific term. The securities, in turn, are either privately placed or publicly offered.

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Mortgage-backed securities may be issued or guaranteed by the Government National Mortgage Association (also known as Ginnie Mae or GNMA), the Federal National Mortgage Association (also known as Fannie Mae or FNMA), or the Federal Home Loan Mortgage Corporation (also known as Freddie Mac or FHLMC), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its stock nor the securities it issues are insured or guaranteed by the U.S. Government. FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, “repackages” them and provides certain guarantees. FHLMC’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Mortgage-backed securities issued by FHLMC are not guaranteed as to timely payment of interest and principal by the U.S. Government.

Collateralized mortgage obligations (CMOs) are debt obligations issued by special-purpose trusts, collateralized by underlying mortgage assets. Principal prepayments on underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Real estate mortgage investment conduits (REMICs) are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.

Investing in mortgage-backed securities is subject to certain risks, including, among others, prepayment, market and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages more quickly than expected, which may affect the security’s average maturity and rate of return. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages also may be affected by home value appreciation, ease of the refinancing process and local economic conditions, among other factors. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities can be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, which in turn may decrease their value. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. Government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions.

Municipal Securities

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Municipal securities can be classified into two principal categories, including “general obligation” bonds and other securities and “revenue” bonds and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Municipal securities also may include “moral obligation” securities, which normally are issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the governmental entity that created the special purpose public authority.

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Municipal securities may include municipal bonds, municipal notes and municipal leases. Municipal bonds are debt obligations of a governmental entity that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity.

Municipal notes may be issued by governmental entities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the relevant fiscal period. Municipal notes generally have maturities of one year or less. Municipal notes can be subdivided into two sub-categories: (i) municipal commercial paper and (ii) municipal demand obligations.

Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold, for example, to meet seasonal working capital or interim construction financing needs of a governmental entity or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.
Municipal demand obligations can be subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which a Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes generally provide that interest rates are adjustable at intervals ranging from daily to six months.

Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes. Although there is no secondary market for master demand obligations, such obligations are considered by a Fund to be liquid because they are payable upon demand.

Municipal lease obligations are participations in privately arranged loans to state or local government borrowers. In general, such loans are unrated, in which case they will be determined by the Advisor to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender.

Although lease obligations do not constitute general obligations of the municipal issuer to which the government’s taxing power is pledged, a lease obligation ordinarily is backed by the government’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a periodic basis. In the case of a “non-appropriation” lease, a Fund’s ability to recover under the lease in the event of non-appropriation or default likely will be limited to the repossession of the leased property in the event that foreclosure proves difficult.

Tender option bonds are municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates that is coupled with the agreement of a third party, such as a bank, broker/dealer or other financial institution, to grant the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. The financial institution receives periodic fees equal to the difference between the municipal security’s coupon rate and the rate that would cause the security to trade at face value on the date of determination.

Investing in municipal securities is subject to certain risks. There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a

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variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different rates of return while municipal securities of the same maturity and interest rate with different ratings may have the same rate of return.

The payment of principal and interest on most municipal securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. Each state, each of their political subdivisions, municipalities, and public authorities, as well as the District of Columbia, Puerto Rico, Guam, and the Virgin Islands, is a separate “issuer.” An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

There are particular considerations and risks relevant to investing in a portfolio of a single state’s municipal securities, such as the greater risk of the concentration of portfolio holdings.

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

For more information about the economic conditions, legal matters and key risks associated with investments in certain states, see Appendix C.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “packaged” by an intermediary, such as a bank or broker/dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments that are passed through to the holder of the participation interest from the payments made on the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, as an initial purchaser, which are passed through to purchasers in the secondary market, such as a Fund. Mortgage-backed securities are a common type of participation interest.

Loan participations also are a type of participation interest. Loan participations are interests in loans that are administered by a lending bank or agent for a syndicate of lending banks and sold by the bank or syndicate members.

Investing in participation interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. A Fund also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent.

Preferred Stock

Preferred stock represents units of ownership of a corporation that frequently have dividends that are set at a specified rate. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond.

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Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. Shares typically are bought and sold at face values generally ranging from $100,000 to $500,000 per share. The potential benefits of APS include:

•	Reduced interest rate risk: Because these securities generally reset within a short period of time, the exposure to interest rate risk is somewhat mitigated.

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Preservation of principal: The frequency of the dividend reset provisions makes APS an attractive cash management instrument. The auction reset mechanism generally assures that the shares will trade at par on the auction date. For those that reset frequently, the share price is not expected to fluctuate from par; however, the reset rate may reflect factors such as market conditions, demand and supply for a particular credit confidence in the issuer.

•	Credit quality: Most corporate APS carry an investment grade credit rating from both Moody’s and S&P; municipal APS typically carry the highest credit rating from both Moody’s and S&P (Aaa/AAA).

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

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Failed auction: Such a breakdown of the auction process is unlikely; however, in the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectuses and typically is influenced by the issuer’s credit rating. In a failed auction, current shareholders generally are unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder may hold his or her shares until the next auction. Should there not be subsequent auctions that “cure” the failed process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: Although unlikely, the preferred shares are redeemable at any time, at the issuer’s option, at par plus accrued dividends.

Investing in preferred stock is subject to certain risks. For example, stock market risk is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and decline based on factors specific to each corporation, such as changes in earnings or management.

Investing in preferred stock also may involve the risks applicable to investing in a particular company. For example, stocks of smaller companies tend to have greater price fluctuations than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Stocks of these companies may have a higher potential for gains but also are subject to greater risk of loss.

Investing in preferred stock also may involve the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ stock to decline.

Private Placement and Other Restricted Securities

Private placement securities are securities that have been privately placed and are not registered under the 1933 Act. They are eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other “restricted” securities often cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale.

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Private placements typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of a trading market.

Real Estate Investment Trusts and Master Limited Partnerships

REITs are entities that either own properties or make construction or mortgage loans and also may include operating or finance companies. An equity REIT generally holds equity positions in real estate and seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage REIT generally specializes in lending money to owners of properties and passes through any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and the oil and gas industries, but they also may finance motion pictures, research and development and other projects.

REITs are subject to certain risks associated with direct ownership of real estate, including, for example, declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs also may be subject to interest rate risk. In general, increases in interest rates will decrease the value of high-yield securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for preferential tax treatment under the Code, which adversely could affect dividend payments. REITs also may not be diversified.

Investing in master limited partnerships generally is subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks include those associated with the specific industries in which a master limited partnership invests, such as the risks associated with investing in the real estate or oil and gas industries.

Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing a Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. A Fund typically will enter into repurchase agreements only with commercial banks, registered broker/dealers and the Fixed Income Clearinghouse Corporation, and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest.

Repurchase agreements generally are subject to counterparty risk. If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale and accrued interest are less than the resale price provided in the repurchase agreement including interest. In addition, if a seller becomes involved in bankruptcy or insolvency proceedings, a Fund may incur delays and costs in selling the underlying security, or may suffer a loss of principal and interest if, for example, a Fund is treated as an unsecured creditor and is required to return the underlying collateral to the seller or its assigns.

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Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable, or floating, rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula.

Investing in variable- and floating-rate obligations is subject to certain risks. Variable- and floating-rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Variable- and floating-rate obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a variable- or floating rate obligation defaults, a Fund could sustain a loss to the extent of such default.

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. These securities include, among others, zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGERs (Treasury Investor Growth Receipts) or STRIPS (Separate Trading of Registered Interest and Principal of Securities). Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay

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regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages are generally structured in the same fashion as zero-coupon bonds; the certificate of deposit holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities holders generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

Investing in zero-coupon, pay-in-kind and step-coupon securities is subject to certain risks, including that market prices of zero-coupon, pay-in-kind step-coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are volatile. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than interest paying bonds.

Borrowings

Each Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Funds’ Investments – Fundamental and Non-Fundamental Investment Policies. Specifically, each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds. In general, pursuant to the 1940 Act, a Fund may borrow money only from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount must be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

The Funds participate in committed and uncommitted lines of credit (Lines of Credit). Any advance under the Lines of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely sale of portfolio securities. It is possible that a Fund may wish to borrow money under the uncommitted line of credit for a temporary or emergency purpose but may not be able to do so.

As noted above under the heading About the Funds’ Investments – Exemptive Orders, pursuant to an exemptive order from the SEC, a Fund may, subject to certain conditions, borrow money from other funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Short Sales

A Fund may engage in short sales that are not “against the box,” which are sales by a Fund of securities or commodity futures contracts that it does not own in hopes of purchasing the same security at a later date at a lower price. The technique is also used to protect a profit in a long-term position in a security or commodity futures contract. To make delivery to the buyer, a Fund must borrow or purchase the security. If borrowed, a Fund is then obligated to replace the security borrowed from the third party, so a Fund must purchase the security at the market price at a later time. If the price of the

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security has increased during this time, then a Fund will incur a loss equal to the increase in price of the security from the time of the short sale plus any premiums and interest paid to the third party. (Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.)

Short sales by a Fund that are not made “against the box” create opportunities to increase a Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Because a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, a Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a Fund may be required to pay in connection with the short sale. Short sales could potentially involve unlimited loss, as the market price of securities sold short may continually increase, although a Fund can mitigate any such losses by replacing the securities sold short. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. There is also the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund.

A Fund will sometimes sell securities short when it owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.” If a Fund makes a short sale “against the box,” it would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by a Fund, because a Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Short sales “against the box” entail many of the same risks and considerations described above regarding short sales not “against the box.” However, when a Fund sells short “against the box” it typically limits the amount of securities that it has leveraged. A Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the Advisor believes that the price of a security may decline, causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for such security. In such case, any future losses in a Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and, in the case where a Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. Short sales may have adverse tax consequences to a Fund and its shareholders.

A Fund’s successful use of short sales also will be subject to the ability of the Advisor to predict movements in the directions of the relevant market. A Fund therefore bears the risk that the Advisor will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security’s price goes up, a Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that a Fund will not incur significant losses in such a case.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless a Fund’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

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Lending Securities

Securities lending refers to the lending of a Fund’s portfolio securities. Subject to its investment policies described above and in the prospectuses, a Fund may make secured loans of its portfolio securities to broker/dealers and other institutional investors. Securities loans are made pursuant to agreements that require that loans be secured continuously by collateral in cash or short-term debt obligations at least equal to the value of the securities loaned. A Fund retains all or a portion of the interest received on investment of cash collateral, or receives a fee from the borrower where collateral is provided in the form of short-term debt obligations. A borrower will pay to a Fund an amount equal to any dividends or interest received on securities loaned, but a Fund typically will pay for lending fees and related expenses from interest earned on investments of cash collateral. Although voting rights, or rights to consent, with respect to loaned securities pass to a borrower, a Fund retains the right to call the loans at any time on reasonable notice, and may do so in order to vote upon matters affecting, or to sell, the loaned securities.

Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default. There also is a risk of possible delay in the recovery of loaned securities or possible loss of rights in the collateral if a borrower fails financially.

Temporary Defensive Positions

Each Fund may temporarily invest in money market instruments or hold cash while it is investing defensively. It may do so without limit, when the Advisor: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective.

See also About the Funds’ Investments – Permissible Investments and Related Risks – Money Market Instruments.

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

For each Fund’s portfolio turnover rate, see the Financial Highlights section in the prospectuses for that Fund.

Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of the Columbia Funds’ portfolio holdings. These policies and procedures are designed to ensure that disclosure of information regarding the Columbia Funds’ portfolio securities is in the best interests of Columbia Fund shareholders and to address conflicts between the interests of Columbia Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Columbia Fund, on the other. These policies and procedures provide that Columbia Funds portfolio holdings information generally may not be disclosed to any party prior to the earlier of: (i) the business day next following the posting of such information on the Columbia Funds’ website, if applicable, or (ii) the time a Columbia Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The policies and procedures prohibit the Advisor and the Columbia Funds’ other service providers from entering into any agreement to disclose Columbia Fund portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of Columbia Funds and include some variations tailored to the different categories of Columbia Funds. Accordingly, some of the provisions described below do not apply to the Columbia Fund(s) covered by this SAI. The Advisor also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

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Public Disclosures

The Columbia Funds’ portfolio holdings currently are disclosed to the public through required filings with the SEC and on the Columbia Funds’ website. This information is available on the Columbia Funds’ website as described below.

•	For equity, convertible, balanced and asset allocation Columbia Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.

•	For fixed income Columbia Funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.

•	For Money Market Funds, a complete list of portfolio holdings as of a month-end is posted approximately the fifth business day after such month-end.

The Columbia Funds also disclose their largest holdings, as a percent of the market values of the Columbia Funds’ portfolios, as of month-end on their website, generally within 15 days after such month-end. The equity Columbia Funds post their largest 10-15 holdings, the balanced Columbia Funds post their largest 5 equity holdings, and certain fixed income Columbia Funds post their top 5-15 holdings.

The scope of the information that is made available on the Columbia Funds’ website pursuant to the Columbia Funds policies relating to a Columbia Fund’s portfolio may change from time to time without prior notice.

The Columbia Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Columbia Fund’s fiscal year). Shareholders may obtain each Columbia Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Funds’ website. In addition, each Columbia Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 800.SEC.0330 for information about the SEC’s website or the operation of the public reference room.

With respect to variable insurance trusts in the Columbia Funds Family, holdings information is disclosed no earlier than the time such information is filed in a publicly available SEC filing required to include such information.

The Columbia Funds, the Advisor and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Columbia Funds’ website or no earlier than the time a Columbia Fund files such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Columbia Funds’ policies and procedures provide that no disclosures of the Columbia Funds’ portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the Columbia Funds have a legitimate business purpose for making such disclosure, (ii) the Columbia Funds’ President and Chief Executive Officer authorizes such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Advisor; (ii) any conflicts of interest between the interests of Columbia Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Columbia Fund, on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that otherwise is unlawful.

In addition, the Columbia Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the Columbia Funds with their day-to-day business affairs. In addition to the Advisor and its affiliates, these service providers include each Columbia Fund’s sub-advisor(s) (if any), the

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Columbia Funds’ independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Columbia Funds. The Columbia Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Columbia Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Columbia Funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Columbia Funds’ President and Chief Executive Officer. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Electra Information Systems	None	Use for trade reconciliation purposes.	Daily

Standard & Poor’s	None	Use to maintain ratings for certain Money Market Funds.	Weekly

InvestorTools, Inc.	None	Access granted solely for the purpose of testing back office conversion of trading systems.	Real time

ING Insurance Company	None	Access granted for specific Columbia Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly

Glass-Lewis & Co.	None	Access in connection with testing the firm’s proxy services.	Daily

CMS Bondedge	None	Access when assisting in resolving technical difficulties with application used by the Advisor’s Fixed Income Portfolio Management team as an analytical and trading tool.	Ad hoc

Linedata Services, Inc.	None	Access when assisting in resolving technical difficulties with the software for the LongView Trade Order Management System.	Ad hoc

JP Morgan	None	Access to provide the Advisor’s High Yield portfolio management team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly

Malaspina Communications	None	Use to facilitate writing, publishing and mailing Columbia Fund shareholder reports and communications including shareholder letter and management’s discussion of Columbia Fund performance.	Quarterly

Data Communique	None	Use to automate marketing materials. Vendor receives top holdings information to populate data in fact sheet templates.	Quarterly

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Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Evare LLP	None	Use for standardizing and reformatting data according to the Advisor’s specifications for use in the reconciliation process.	Daily

Factset Data Systems, Inc.	None	Use for provision of quantitative analytics, charting and fundamental data to the Advisor.	Daily

RR Donnelley/WE Andrews	None	Access as printers for the Columbia Funds’ prospectuses, supplements, SAIs, fact sheets and brochures.	Monthly

Merrill and Bowne	None	Access as printers for the Columbia Funds’ prospectuses, supplements and SAIs.	Monthly

Merrill Corporation	None	Use to provide fulfillment of the Columbia Funds’ prospectuses, supplements, SAIs and sales materials.	Monthly

Citigroup	None	Access when assisting in resolving technical difficulties with Yield Book, an analytic software program that the Advisor uses to perform ongoing risk analysis and management of certain fixed income Columbia Funds and fixed income separately managed accounts.	Daily

Mellon Analytical Solutions	None	Use to provide portfolio characteristics to assist in performance reviews and reporting.	Monthly

Eagle Investment Systems Corp./ FT Interactive Systems Corp	None	Eagle is the Portfolio Accounting System for Causeway Capital Management LLC, the investment sub-advisor to certain of the Columbia Funds (Causeway).	Daily

Bloomberg Trade Order Management System	None	Bloomberg is the portfolio trading system for Causeway; holdings data needs is loaded into Bloomberg.	Daily

Institutional Shareholder Services (ISS)	None	ISS is a proxy voting research and record keeping service used by Causeway to vote proxies for certain of the Columbia Funds. ISS needs the portfolio holdings to provide Causeway with proxy ballots, research and record keeping services so that Causeway may timely and accurately vote and record proxies for certain of the Columbia Funds.	Daily

Cogent Consulting LLC	None	To facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily

Moody’s Investors Service	None	Ongoing portfolio surveillance for ratings they maintain on the Money Market Funds.	Monthly

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INVESTMENT ADVISORY AND OTHER SERVICES

The Advisor and Investment Advisory Services

The Advisor (which is also the Administrator) has been a registered investment advisor since 1995. The Advisor is a wholly owned subsidiary of Columbia Management Group, LLC, which is the primary investment division of Bank of America. The Advisor and Columbia Management Group, LLC are located at 100 Federal Street, Boston MA 02110.

Services Provided

Pursuant to the terms of the Investment Advisory Agreement, the Advisor is responsible for the overall management and supervision of the investment management of each Fund. The Advisor performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

The Investment Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Advisor shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Advisory Agreement became effective with respect to each Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Advisory Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Investment Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Advisor on 60 days’ written notice.

The Advisor pays all salaries of officers of the Trust, except for the CCO, a portion of whose salary is paid by the Columbia Funds. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, shareholder servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Fund prospectuses to shareholders. The Distributor pays the cost of printing and distributing all other prospectuses.

Advisory Fee Rates and Fees Paid

The Funds pay the Advisor an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement, and as shown in the section entitled Management of the Fund – Primary Service Providers in each Fund’s prospectuses. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Advisor also may pay amounts from its own assets to the Distributor and/or to selling and/or servicing agents for services they provide.

The Advisor received fees from the Funds for its services as reflected in the following chart, which shows the advisory fees paid to the Advisor and the advisory fees waived/reimbursed by the Advisor, where applicable, for the three most recently completed fiscal periods.

Advisory Fees Paid by the Funds
Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
California Intermediate Municipal Bond Fund
Advisory Fee Paid	$551,247	$503,810	$513,095
Amount Waived by the Advisor	—	—	—
Amount Reimbursed by the Advisor	$269,630	$223,600	$355,379

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Advisory Fees Paid by the Funds
Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Georgia Intermediate Municipal Bond Fund
Advisory Fee Paid	$490,581	$538,951	$611,265
Amount Waived by the Advisor	—	—	—
Amount Reimbursed by the Advisor	$251,480	$260,729	$385,979

Maryland Intermediate Municipal Bond Fund
Advisory Fee Paid	$704,827	$781,517	$865,185
Amount Waived by the Advisor	—	—	—
Amount Reimbursed by the Advisor	$292,639	$308,526	$491,226

North Carolina Intermediate Municipal Bond Fund
Advisory Fee Paid	$693,633	$716,173	$813,522
Amount Waived by the Advisor	—	—	—
Amount Reimbursed by the Advisor	$305,301	$295,622	$473,009

South Carolina Intermediate Municipal Bond Fund
Advisory Fee Paid	$753,208	$817,304	$914,453
Amount Waived by the Advisor	—	—	—
Amount Reimbursed by the Advisor	$316,287	$290,174	$492,127

Virginia Intermediate Municipal Bond Fund
Advisory Fee Paid	$1,292,017	$1,350,192	$1,370,521
Amount Waived by the Advisor	—	—	—
Amount Reimbursed by the Advisor	$429,520	$390,700	$650,981

Portfolio Manager(s)

The following provides additional information about the portfolio manager(s) of the Advisor who are responsible for making the day-to-day investment decisions for the Funds. As described in the Management of the Fund – Primary Service Providers section of each Fund’s prospectuses, the portfolio manager(s) of the Advisor who are responsible for the Funds are:

Portfolio Manager(s) of the Advisor

Portfolio Manager	Fund
Gary Swayze	California Intermediate Municipal Bond Fund

Kimberly Campbell	Georgia Intermediate Municipal Bond Fund

Gary Swayze	Maryland Intermediate Municipal Bond Fund

Maureen Newman	North Carolina Intermediate Municipal Bond Fund

Maureen Newman	South Carolina Intermediate Municipal Bond Fund

Kimberly Campbell	Virginia Intermediate Municipal Bond Fund

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Compensation

The Advisor’s portfolio managers received their compensation from the Advisor and its parent company, Columbia Management Group, LLC, in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager’s three and five year performance. The Advisor also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Performance Benchmarks

Portfolio Manager	Primary Benchmark(s)	Peer Group
Kimberly A. Campbell	Lehman Quality Intermediate Municipal Bond Index (Georgia Intermediate Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund)	Lipper Other States Intermediate Municipal Debt Classification

Maureen G. Newman	Lehman Quality Intermediate Municipal Bond Index (North Carolina Intermediate Municipal Bond Fund, South Carolina Intermediate Municipal Bond Fund)	Lipper Other States Intermediate Municipal Debt Classification

Gary Swayze	Lehman Quality Intermediate Municipal Bond Index (California Intermediate Municipal Bond Fund, Maryland Intermediate Municipal Bond Fund)	Lipper California Intermediate
Municipal Debt Classification
(California Intermediate
Municipal Bond Fund) Lipper
Other States Intermediate
Municipal Debt Classification
(Maryland Intermediate
Municipal Bond Fund)

The size of the overall bonus pool each year is determined by Columbia Management Group, LLC and depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor’s profitability for the year, which is largely determined by assets under management.

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Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the portfolio manager(s) of the Advisor managed, as of March 31, 2007.

Other Accounts Managed by the Portfolio Manager(s)

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Kimberly A. Campbell(a)	4	$2.9 billion	—	—	12	$1.1 million
Kimberly A. Campbell(b)	4	$2.7 billion	—	—	12	$1.1 million
Maureen G. Newman(c)	2	$1.0 billion	—	—	10	$4.0 million
Maureen G. Newman(d)	2	$1.0 billion	—	—	10	$4.0 million
Gary Swayze(e)	5	$950 million	—	—	13	$5.0 million
Gary Swayze(f)	5	$930 million	—	—	13	$5.0 million

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Georgia Intermediate Municipal Bond Fund.
(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Virginia Intermediate Municipal Bond Fund.
(c)	“Other SEC-registered open-end and closed-end funds” represents funds other than North Carolina Intermediate Municipal Bond Fund.
(d)	“Other SEC-registered open-end and closed-end funds” represents funds other than South Carolina Intermediate Municipal Bond Fund.
(e)	“Other SEC-registered open-end and closed-end funds” represents funds other than California Intermediate Municipal Bond Fund.
(f)	“Other SEC-registered open-end and closed-end funds” represents funds other than Maryland Intermediate Municipal Bond Fund.

The following table shows the number and assets of the above accounts (or portions of such accounts) for which the advisory fee is based on performance, as of March 31, 2007.

Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Kimberly A. Campbell(a)	—	—	—	—	—	—
Kimberly A. Campbell(b)	—	—	—	—	—	—
Maureen G. Newman(c)	—	—	—	—	—	—
Maureen G. Newman(d)	—	—	—	—	—	—
Gary Swayze(e)	—	—	—	—	—	—
Gary Swayze(f)	—	—	—	—	—	—

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Georgia Intermediate Municipal Bond Fund.
(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Virginia Intermediate Municipal Bond Fund.
(c)	“Other SEC-registered open-end and closed-end funds” represents funds other than North Carolina Intermediate Municipal Bond Fund.
(d)	“Other SEC-registered open-end and closed-end funds” represents funds other than South Carolina Intermediate Municipal Bond Fund.
(e)	“Other SEC-registered open-end and closed-end funds” represents funds other than California Intermediate Municipal Bond Fund.
(f)	“Other SEC-registered open-end and closed-end funds” represents funds other than Maryland Intermediate Municipal Bond Fund.

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Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the Advisor’s portfolio manager(s), as of March 31, 2007.

Portfolio Manager Ownership of the Columbia Funds Family as of March 31, 2007

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Kimberly A. Campbell	Georgia Intermediate Municipal Bond Fund	None

Kimberly A. Campbell	Virginia Intermediate Municipal Bond Fund	None

Maureen G. Newman	North Carolina Intermediate Municipal Bond Fund	None

Maureen G. Newman	South Carolina Intermediate Municipal Bond Fund	None

Gary Swayze	California Intermediate Municipal Bond Fund	None

Gary Swayze	Maryland Intermediate Municipal Bond Fund	None

The Advisor’s Portfolio Managers and Potential Conflicts of Interests

Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Advisor and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Advisor’s Code of Ethics and certain limited exceptions, the Advisor’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

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“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Advisor and the Funds have adopted compliance procedures that provide that any transactions between a Fund and another account managed by the Advisor are to be made at an independent current market price, consistent with applicable laws and regulation.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. Many of the potential conflicts of interest to which the Advisor’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Advisor and its affiliates. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Advisor and its affiliates.

The Administrator

Columbia Management Advisors, LLC (which is also the Advisor) serves as Administrator of the Funds.

Services Provided

Pursuant to the terms of the Administration Agreement, the Administrator has agreed to, among other things, (i) provide office space, equipment and clerical personnel; (ii) arrange, if desired by the Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund; (iii) prepare and, if applicable, file all documents required for compliance by each Fund with applicable laws and regulations; (iv) prepare agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; (v) coordinate and oversee the activities of each Fund’s other third party service providers; and (vi) maintain certain books and records of each Fund.

Administration Fee Rates and Fees Paid

The Administrator receives fees as compensation for its services, which are computed daily and paid monthly, at the annual rates shown in the table below.

Administration Fee Rates

Fund	Administration Fee Rate, as a % of Average Daily Net Assets
California Intermediate Municipal Bond Fund	0.15%
Georgia Intermediate Municipal Bond Fund	0.15%
Maryland Intermediate Municipal Bond Fund	0.15%
North Carolina Intermediate Municipal Bond Fund	0.15%
South Carolina Intermediate Municipal Bond Fund	0.15%
Virginia Intermediate Municipal Bond Fund	0.15%

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The following chart shows the administration fees paid to the Administrator for the three most recently completed fiscal periods. Prior to August 22, 2005, these fees were paid to BACAP Distributors, LLC, the former administrator for the Funds.

Administration Fees Paid by the Funds

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
California Intermediate Municipal Bond Fund
Administration Fee Paid	$132,092	$163,976	$195,192
Amount Waived/Reimbursed by the Administrator	—	—	—

Georgia Intermediate Municipal Bond Fund
Administration Fee Paid	$111,632	$177,330	$232,794
Amount Waived/Reimbursed by the Administrator	—	—	—

Maryland Intermediate Municipal Bond Fund
Administration Fee Paid	$183,938	$265,115	$46,654
Amount Waived/Reimbursed by the Administrator	—	—	—

North Carolina Intermediate Municipal Bond Fund
Administration Fee Paid	$180,158	$241,603	$311,046
Amount Waived/Reimbursed by the Administrator	—	—	—

South Carolina Intermediate Municipal Bond Fund
Administration Fee Paid	$200,268	$178,345	$348,535
Amount Waived/Reimbursed by the Administrator	—	—	—

Virginia Intermediate Municipal Bond Fund
Administration Fee Paid	$382,108	$471,456	$518,513
Amount Waived/Reimbursed by the Administrator	—	—	—

Pricing and Bookkeeping Services

State Street Bank and Trust Company is responsible for providing certain pricing and bookkeeping services to the Funds.

Services Provided

Effective December 15, 2006, the Funds entered into a Financial Reporting Services Agreement with State Street Bank and Trust Company and Columbia Management Advisors, LLC (the Financial Reporting Services Agreement) pursuant to which State Street Bank and Trust Company provides financial reporting services to the Funds. Also effective December 15, 2006, the Funds entered into an Accounting Services Agreement with State Street Bank and Trust Company and Columbia Management Advisors, LLC (collectively with the Financial Reporting Services Agreement, the State Street Agreements) pursuant to which State Street Bank and Trust Company provides accounting services to the Funds. Under the State Street Agreements, the Funds pay State Street Bank and Trust Company an annual fee of $38,000 paid monthly. In addition, the Funds pay a monthly fee based on an annualized percentage rate of average daily net assets of the Funds for the month. The aggregate fee during any years shall not exceed $140,000 annually (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street Bank and Trust Company for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the Services Agreement) with Columbia Management Advisors, LLC. Under the Services Agreement, Columbia Management Advisors, LLC provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street Bank and Trust Company. Under the Services Agreement, the Funds reimburse Columbia Management Advisors, LLC for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

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Prior to December 15, 2006, Columbia Management Advisors, LLC was responsible for providing pricing and bookkeeping services to the Funds under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same rate described above under the State Street Agreements. Under separate agreements between Columbia Management Advisors, LLC and State Street Bank and Trust Company, Columbia Management Advisors, LLC delegated certain functions to State Street Bank and Trust Company. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia Management Advisors, LLC and discussed below) were paid to State Street Bank and Trust Company. The Funds also reimbursed Columbia Management Advisors, LLC for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Funds’ portfolio securities and direct internal costs incurred by Columbia Management Advisors, LLC in connection with providing fund accounting oversight and monitoring and certain other services.

Pricing and Bookkeeping Fees Paid

Columbia Management Advisors, LLC and State Street Bank and Trust Company received fees from the Funds for their services as reflected in the following chart, which shows the net pricing and bookkeeping fees paid to State Street Bank and Trust Company and to Columbia Management Advisors, LLC for the two most recently completed fiscal years. Prior to December 1, 2005, pricing and bookkeeping agency services were provided by the Administrator under the Administration Agreement.

Pricing and Bookkeeping Fees Paid by the Funds

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006 *
California Intermediate Municipal Bond Fund	$84,745	$9,108
Georgia Intermediate Municipal Bond Fund	$79,627	$9,022
Maryland Intermediate Municipal Bond Fund	$90,846	$37,027
North Carolina Intermediate Municipal Bond Fund	$90,971	$36,880
South Carolina Intermediate Municipal Bond Fund	$91,715	$34,654
Virginia Intermediate Municipal Bond Fund	$118,506	$46,862

*	These amounts were paid to Columbia Management Advisors, LLC for the period beginning December 1, 2005 and ending March 31, 2006.

The Principal Underwriter/Distributor

Columbia Management Distributors, Inc. is the principal underwriter and distributor of the shares of the Funds. Its address is: One Financial Center, Boston, MA 02111.

Distribution Obligations

Pursuant to a Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

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The Distribution Agreement became effective with respect to a Fund after approval by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

Underwriting Commissions

The following table shows all commissions and other compensation received by the Distributor, as well as amounts the Distributor retained, for the fiscal year ended March 31, 2007. During the fiscal year ended March 31, 2006, the Distributor received $6,868,017 in underwriting commissions for all Funds it serves, of which the Distributor retained $6,868,017. During the fiscal year ended March 31, 2005, the Distributor received $11,205,844 in underwriting commissions for all Funds it serves, of which the Distributor retained $11,205,844.

Underwriting Commissions Paid by the Funds and Retained by the Distributor

Fund	Fiscal Period Ended March 31, 2007
California Intermediate Municipal Bond Fund
Amount Paid
Class A shares	$11,206.75
Amount Retained
Class A shares	$1,235.00
Class B shares	$199.00
Class C shares	$0.00
Georgia Intermediate Municipal Bond Fund
Amount Paid
Class A shares	$10,562.49
Amount Retained
Class A shares	$4,743.00
Class B shares	$3,842.00
Class C shares	$1,679.00
Maryland Intermediate Municipal Bond Fund
Amount Paid
Class A shares	$3,287.70
Amount Retained
Class A shares	$292.00
Class B shares	$10,447.00
Class C shares	$0.00
North Carolina Intermediate Municipal Bond Fund
Amount Paid
Class A shares	$6,728.33
Amount Retained
Class A shares	$542.00
Class B shares	$144.00
Class C shares	$0.00
South Carolina Intermediate Municipal Bond Fund
Amount Paid
Class A shares	$3,078.24
Amount Retained
Class A shares	$263.00
Class B shares	$3,633.00
Class C shares	$0.00

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Underwriting Commissions Paid by the Funds and Retained by the Distributor

Fund	Fiscal Period Ended March 31, 2007
Virginia Intermediate Municipal Bond Fund
Amount Paid
Class A shares	$ 7,568.18
Amount Retained
Class A shares	$16,062.00
Class B shares	$ 3,859.00
Class C shares	$ 0.00

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Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund – Primary Service Providers section of each Fund’s prospectuses, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which is included as an exhibit to Part C of the Funds’ registration statement.

In many instances, the compensation paid to the Advisor and other Bank of America affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Advisor and other Bank of America affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. These conflicts of interest also are highlighted in account documentation and other disclosure materials of Bank of America affiliates that make available or offer the Columbia Funds as investments in connection with their respective products and services. In addition, Part IA of the Advisor’s Form ADV, which it must file with the SEC as an investment advisor registered under the Investment Advisers Act of 1940, provides information about the Advisor’s business, assets under management, affiliates and potential conflicts of interest. Part IA of the Advisor’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Bank of America and its affiliates, including the investment advisory/management services it provides for clients and customers other than the Funds. In this regard, Bank of America is a major financial services company, engaged in a wide range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Bank of America and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Bank of America and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Advisor and other affiliates of Bank of America may advise or manage funds and accounts other than the Funds. In this regard, Bank of America and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Advisor and Bank of America’s other investment advisor affiliates (including Marsico Capital Management, LLC and Columbia Wanger Asset Management, L.P.) will give advice to and make decisions for all advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Bank of America and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Bank of America and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the advisory relationships of the Advisor and other Bank of America affiliates with other clients and customers. Advice given to a Fund and/or investment decisions made for a Fund by the Advisor or other Bank of America affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of a Fund may differ from the performance of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates. Similarly, a position taken by Bank of America and its affiliates, including the Advisor, on behalf of other funds or accounts may be contrary to a position taken on behalf of a Fund. Moreover, Bank of America and its affiliates, including the Advisor, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which a Fund is invested. For example, a Fund may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If

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the portfolio company were to experience financial difficulties, it might be in the best interest of the Fund for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Bank of America and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates also may have a negative effect on the value, price or investment strategies of a Fund. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, a Fund and causes the Fund to experience less favorable trading results than it otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Advisor and other Bank of America affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as a Fund. In this situation, the allocation of, and competition for, investment opportunities among a Fund and other funds and/or accounts advised/managed by the Advisor or other Bank of America affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Advisor has adopted policies and procedures addressing the allocation of investment opportunities among the Funds and other funds and accounts advised by the Advisor and other affiliates of Bank of America. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Bank of America and its affiliates also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Bank of America and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Bank of America and its affiliates, including the portfolio managers of the Advisor, will make investment decisions without regard to information otherwise known by other employees of Bank of America and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Bank of America and its affiliates. For example, if the Advisor or another Bank of America affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services,” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials) that the Advisor may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

Services Provided to Other Advised/Managed Accounts

Bank of America and its affiliates also may act as an investment advisor, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation that the Advisor, Distributor and Transfer Agent and other Bank of America affiliates receive could be greater than the compensation Bank of America and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Advisor, Distributor and Transfer Agent and other Bank of America affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Bank of America and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other

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advised/managed funds and accounts over the Funds. Trades made by Bank of America and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Advisor and other Bank of America affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Although the Advisor endeavors to make all proxy voting decisions with respect to the interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Advisor’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless benefit other advised/managed funds and accounts, and/or clients, of Bank of America and its affiliates. The Advisor has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Funds, without any resulting benefit or detriment to the Advisor and/or its affiliates, including Bank of America and its affiliates. For more information about the Advisor’s proxy voting policies and procedures, see Investment Advisory and Other Services – Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Bank of America and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to a Fund. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Bank of America and its affiliates will materially adversely affect the Funds, Bank of America and its affiliates have adopted policies and procedures, and the Funds, the Board, the Advisor and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services – Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, the Fund may enter into transactions in which Bank of America and/or its affiliates may have an interest that potentially conflicts with the interests of the Funds. For example, BAS may sell securities to a Fund from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements.

Investment Limitations Arising from Bank of America Activities

Regulatory restrictions applicable to Bank of America and its affiliates may limit the Funds’ investment activities in various ways. For example, regulations regarding certain industries and markets, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Bank of America and its affiliates also may be restricted in the securities that can be bought or sold for the Funds and other advised/managed funds and accounts because of the investment banking, lending or other relationships Bank of America and its affiliates have with the issuers of securities. This could happen, for example, if the Funds and/or other advised/managed funds and accounts desired to buy a security issued by a company for which Bank of America or its affiliates served as underwriter. The internal policies and procedures of Bank of America and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict the Funds’ investment activities. A client not advised by Bank of America and its affiliates would not be subject to many of these restrictions. See also About the Funds’ Investments – Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Bank of America and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The lending, investment banking and other relationships that Bank of America and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Bank of America and/or its affiliates and/or in companies in which Bank of America and its affiliates have a lending, investment banking, equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such

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securities by a Fund may enhance the profitability and the business interests of Bank of America and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Advisor of information derived from the non-investment advisory/management activities of Bank of America and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls). Because of these limitations, Bank of America and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Advisor.

Actual and Potential Conflicts of Interest Related to Bank of America Affiliates’ Marketing and Use of the Columbia Funds as an Investment Options

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may utilize the Columbia Funds as investment options. For example, the Columbia Funds may be offered as investments in connection with brokerage and other securities products offered by BAI, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as for other Columbia Funds structured as “funds of funds.” In addition, the Columbia Money Market Funds are offered as an investment option for a variety of cash management and “sweep” account programs offered by Bank of America and its affiliates. The Columbia Funds also may use the Columbia Money Market Funds for cash investment purposes. The use of the Columbia Funds in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are highlighted in account documentation and other disclosure materials for the other products and services offered by Bank of America and its affiliates.

Bank of America and its affiliates, including the Advisor, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Bank of America and its affiliates, including BAI, do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Advisor and other affiliates of Bank of America may receive for providing services to the Funds is generally based on the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may exist. See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information.

Other Services Provided

The Transfer Agent

Columbia Management Services, Inc. acts as Transfer Agent for each Fund’s shares and can be contacted at P.O. Box 8081, Boston, Massachusetts 02286-8081. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Effective April 1, 2006, the Funds pay the Transfer Agent an annual transfer agency fee of $17.00 per account, payable monthly. In addition, the Funds may pay the Transfer Agent for the fees and expenses the Transfer Agent pays to third party dealer firms that maintain omnibus accounts with the Funds, subject to a cap equal to 0.11% of a Fund’s net assets represented by the account. The Funds also pay certain reimbursable out-of-pocket expenses to the Transfer Agent, and the Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and sell orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. For the period November 1, 2005 to March 31, 2006, the Funds paid the Transfer Agent an annual fee of $15.23 per account, payable monthly.

The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian

State Street Bank and Trust Company, which is located at Two Avenue de Lafayette, LCC/4S, Boston, MA 02111 acts as the Funds’ Custodian. As Custodian, State Street Bank and Trust Company is responsible for safeguarding the Funds’ cash and securities, receiving and delivering securities and collecting the Funds’ interest and dividends.

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Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02110, is the Funds’ independent registered public accounting firm. The Funds issue unaudited financial statements semi-annually and audited financial statements annually. The annual financial statements for the Funds’ fiscal year ended March 31, 2007 have been audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Funds’ books and review its tax returns for the fiscal year ended March 31, 2008.

Counsel

Morrison & Foerster LLP serves as legal counsel to the Trust. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

Distribution Plans

The Trust has adopted a Rule 12b-1, or a distribution plan, for Class A shares, Class B shares, Class C shares and Class R shares of the Funds that offer those classes. See Capital Stock and Other Securities for information about which Funds offer which classes of shares.

With respect to a Fund’s Class A shares, the Trust has adopted a combined distribution and shareholder servicing plan. The Class A Distribution and Shareholder Servicing Plan and the Class A Distribution Plan provide that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide or to Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Funds.

With respect to a Fund’s Class B shares, the Trust has adopted a distribution plan. The Class B Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class B shares of the Funds.

With respect to a Fund’s Class C shares, the Trust has adopted a distribution plan. The Class C Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class C shares of the Funds.

With respect to a Fund’s Class R shares, the Trust has adopted a distribution plan. The Class R Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide, up to 0.50% (on an annualized basis) of the average daily net asset value of the Class R shares of the Funds.

Payments under the Class A Distribution and Servicing Plan, the Class A Distribution Plan, the Class B Distribution Plan, the Class C Distribution Plan and the Class R Distribution Plan generally may be made with respect to the following: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor’s or Selling Agents’ unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities.

All of the Distribution Plans may be terminated with respect to their respective shares by vote of a majority of the Trustees, including a majority of the Independent Board Members, or by vote of a majority of the holders of the outstanding voting securities of the appropriate share class. Any change in a Rule 12b-1 Plan that would increase materially the distribution expenses paid by the appropriate share class requires shareholder approval.

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Expenses incurred by the Distributor pursuant to a Distribution Plan in any given year may exceed the sum of the fees received under the Distribution Plan. Any such excess may be recovered by the Distributor in future years so long as the Distribution Plan is in effect. If the Distribution Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund. There were no unreimbursed expenses incurred under any of the Distribution Plans in the previous fiscal year to be carried over to the current fiscal year.

The Funds participate in joint distribution activities with other Funds in the Columbia Funds Family. The fees paid under each Distribution Plan adopted by a Fund may be used to finance the distribution of the shares of other Funds in the Columbia Funds Family. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

With respect to a Fund’s Class B shares and Class C shares, the Trust has adopted a shareholder servicing plan that provides that a Fund may compensate Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Class B shares and Class C shares, respectively, of the Funds.

During the most recently completed fiscal year, the Distributor received distribution and service fees from the Funds for its services as reflected in the following chart. The Trust is not aware as to what amount, if any, of the Rule 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

Distribution and Service Fees Paid by the Funds for the Fiscal Period Ended March 31, 2007

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares
California Intermediate Municipal Bond Fund
Distribution Fee	—	$7,702	$9,714	—
Service Fee	$19,380	$2,567	$3,238	—

Georgia Intermediate Municipal Bond Fund
Distribution Fee	—	$17,080	$15,039	—
Service Fee	$41,286	$5,693	$5,013	—

Maryland Intermediate Municipal Bond Fund
Distribution Fee	—	$42,615	$13,910	—
Service Fee	$62,813	$14,205	$4,636	—

North Carolina Intermediate Municipal Bond Fund
Distribution Fee	—	$30,165	$34,616	—
Service Fee	$46,009	$10,055	$11,539	—

South Carolina Intermediate Municipal Bond Fund
Distribution Fee	—	$26,361	$50,232	—
Service Fee	$43,877	$8,787	$16,744	—

Virginia Intermediate Municipal Bond Fund
Distribution Fee	—	$28,212	$10,785	—
Service Fee	$127,423	$9,404	$3,595	—

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Expense Limitations

The Advisor (or its predecessor) and/or the Distributor has committed to: (i) waive investment advisory fees and/or administration fees payable to it; and (ii) limit certain Fund level expenses to the extent necessary to maintain the expense ratios (through fee waivers or expense reimbursements) reflected in the table below.

Fund Level Expense Commitment * - Period ending July 31, 2008

Fund
California Intermediate Municipal Bond Fund**	0.50%
Georgia Intermediate Municipal Bond Fund**	0.50%
Maryland Intermediate Municipal Bond Fund**	0.50%
North Carolina Intermediate Municipal Bond Fund**	0.50%
South Carolina Intermediate Municipal Bond Fund**	0.50%
Virginia Intermediate Municipal Bond Fund**	0.50%

*	Waivers of investment advisory and/or administration fees and/or other expense reimbursements will result in the listed fund level expense commitments (excluding distribution/shareholder servicing/shareholder administration fees and the Board approved class specific account expense relating to R Shares).
**	The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Codes of Ethics

The Funds, the Advisor and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j-1 under the 1940 Act. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics are included as exhibits to Part C of the Funds’ registration statement. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Proxy Voting Policies and Procedures

The Funds have delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Funds. In deciding to delegate this responsibility to the Advisor, the Board reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Funds and their shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor’s policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Funds and their shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer’s securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Funds. The Advisor determines the best interest of a Fund in light of the potential economic return on the Fund’s investment.

The Advisor seeks to address potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor’s Proxy Committee determines the vote in the best interest of the Funds, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor’s Proxy Committee is composed of representatives of the Advisor’s equity investments, equity research, compliance, legal and fund administration

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functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor’s proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer’s securities or to affect adversely the best interest of the Funds. References to the best interests of the Funds refer to the interest of the Funds in terms of the potential economic return on the client’s investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the Funds. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Glass-Lewis & Co., a third-party vendor, to implement its proxy voting process. Glass-Lewis & Co. provides proxy analysis, record keeping services and vote disclosure services.

Information regarding how the Columbia Funds (except certain Columbia Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (i) through the Columbia Funds’ website at www.columbiafunds.com; and (ii) on the SEC’s website at www.sec.gov. For a copy of the Advisor’s policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Columbia Funds, see Appendix B to this SAI.

Expenses Paid by Third Parties

The Distributor and the Administrator furnish, without additional cost to the Funds, the services of certain officers of the Funds and such other personnel (other than the personnel of the Advisor or the investment sub-advisor(s), if applicable) as are required for the proper conduct of the Funds’ affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Funds’ shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans of each Fund, sales-related expenses incurred by the Distributor may be reimbursed by the Funds.

The Funds pay or cause to be paid all other expenses of the Funds, including, without limitation: the fees of the Advisor, the Distributor and the Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Funds for the safekeeping of their cash, Fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Funds; brokerage commissions chargeable to the Funds in connection with Fund securities transactions to which the Funds are a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Funds to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Funds’ shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of preparing and typesetting prospectuses and statements of additional information of the Funds (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Funds’ shareholders; all expenses of shareholders’ and Trustee meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Funds’ shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Funds; membership dues of industry associations; interest payable on Fund borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Funds which inure to their benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Funds’ operation unless otherwise explicitly assumed by the Advisor or the Administrator.

Expenses of the Funds which are not attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or Fund based upon the relative net assets of each class or Fund. Expenses which are not directly

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attributable to a specific class of shares but are attributable to a specific Fund are prorated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

FUND GOVERNANCE

The Board

Responsibilities

The Board oversees the Trust and the Funds. The Trustees have a fiduciary duty to protect shareholders’ interests when supervising and overseeing the management and operations of the Trust and have the responsibility of assuring that the Trust’s Funds are managed in the best interests of shareholders. The following table provides basic information about the Trustees as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee
Edward J. Boudreau, Jr. (Born 1944) Trustee	Indefinite term; Trustee since January 2005	Managing Director – E.J. Boudreau & Associates (consulting), through current	79	None

William P. Carmichael (Born 1943) Trustee and Chairman of the Board	Indefinite term; Trustee since 1999	Retired	79	Director – Cobra Electronics Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942) Trustee	Indefinite term; Trustee since January 2005	President, Retail Banking – IndyMac Bancorp, Inc., from September 1999 to August 2003; Retired	79	None

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Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee
R. Glenn Hilliard (Born 1943) Trustee	Indefinite term; Trustee since January 2005	Chairman and Chief Executive Officer – Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer – ING Americas, from 1999 to April 2003; and Non-Executive Director & Chairman – Conseco, Inc. (insurance), from September 2004 through current	79	Director – Conseco, Inc. (insurance)

Minor M. Shaw (Born 1947) Trustee	Indefinite term; Trustee since 2003	President – Micco Corporation and Mickel Investment Group	79	Board Member – Piedmont Natural Gas

Standing Committees

The Trust has three standing committees, including the Audit Committee, the Governance Committee and the Investment Committee.

The function of the Audit Committee is oversight. Management (which generally means the appropriate officers of a Company, and a Fund’s investment advisor(s), administrator(s) and other key service providers (other than the independent public accountant)) is primarily responsible for the preparation of the financial statements of each Fund, and the independent public accountants are responsible for auditing those financial statements. Management also is responsible for maintaining appropriate systems for accounting and “internal controls over financial reporting” (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent public accountants are primarily responsible for considering such internal controls over financial reporting in connection with their financial statement audits. While the Audit Committee has the duties and powers set forth in the Audit Committee charter, the Audit Committee is not responsible for planning or conducting any Fund audit or for determining whether a Fund’s financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

The Audit Committee has, among other things, specific power and responsibility to: (i) oversee its Funds’ accounting and financial reporting processes and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of key service providers; (ii) approve, and recommend to the full Board for its approval in accordance with applicable law, the selection and appointment of an independent auditor for each Fund prior to the engagement of such independent auditor; (iii) pre-approve all audit and non-audit services provided to each Fund by its independent auditor, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee’s responsibilities under the 1934 Act or applicable rules or listing requirements; and (iv) pre-approve all non-audit services provided by a Fund’s independent auditor to the Fund’s investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund. The members of the Audit Committee are William A. Hawkins, Edward J. Boudreau, Jr. and William P. Carmichael. The Audit Committee members are all not “interested” persons (as defined in the 1940 Act). The Audit Committee met on seven occasions during the last fiscal year.

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The primary responsibilities of the Governance Committee include, as set forth in its charter: (i) nominating Independent Trustees; (ii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Fund’s investment advisor or sub-advisor or any control affiliate thereof, including deferred compensation and retirement policies; and (iii) evaluating each Board and its committee structure as often as it deems necessary or desirable to determine whether each is functioning effectively. The Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion. The members of the Governance Committee are Minor M. Shaw, William A. Hawkins, R. Glenn Hilliard and William P. Carmichael. The Governance Committee members are all not “interested” persons (as defined in the 1940 Act). The Governance Committee met on three occasions during the last fiscal year.

The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the full Board and the Advisor on investment matters, and by acting on behalf of the Board, on an interim basis, on investment issues in non-recurring or extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities, the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for the Funds; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Advisor; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. Each Trustee is a member of the Investment Committee. The Investment Committee members are all not “interested” persons (as defined in the 1940 Act). The Investment Committee met on six occasions during the last fiscal year.

Compensation

Trustees are compensated for their services to the Columbia Funds Family on a complex-wide basis, as shown in the table below.

Independent Trustee Compensation for the Fiscal Year Ended March 31, 2007

Name of Trustee	Aggregate Compensation from the Trust (a)	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees
Edward J. Boudreau, Jr.	$94,614	$133,100	(b)
William P. Carmichael	$109,271	$153,750	(c)
Minor M. Shaw	$93,726	$132,000	(d)
R. Glenn Hilliard	$86,013	$121,000	(e)
William A. Hawkins	$96,368	$135,600	(f)

(a)	All Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board, which is included in the amounts shown.
(b)	Total compensation amount includes deferred compensation payable to Mr. Boudreau in the amount of: $30,688.
(c)	Total compensation amount includes deferred compensation payable to Mr. Carmichael in the amount of: $141,792.
(d)	Total compensation amount includes deferred compensation payable to Ms. Shaw in the amount of: $60,872.
(e)	Total compensation amount includes deferred compensation payable to Mr. Hilliard in the amount of: $111,594.
(f)	Total compensation amount includes deferred compensation payable to Mr. Hawkins in the amount of: $ -.

Columbia Funds Deferred Compensation Plan

Under the terms of the Columbia Funds Deferred Compensation Plan for Eligible Trustees (the Deferred Compensation Plan), each Trustee may elect, on an annual basis, to defer all or any portion of their compensation (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and

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approved by the SEC to permit deferring Trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Columbia Funds. Distributions from the deferring Trustees’ deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years beginning on the first day of the first calendar quarter following the later of the quarter in which the Trustee attains age 65 or the quarter in which the Trustee terminates service as Trustee of the Columbia Funds. The Board, in its sole discretion, may accelerate or extend such payments after a Trustee’s termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his/her deferral account, the balance of the deferral account will be distributed to his/her designated beneficiary in a lump sum as soon as practicable after the Trustee’s death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his/her deferral account, the balance of the amounts credited to his/her deferral account will be distributed to his/her designated beneficiaries over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way, and deferring Trustees have the status of unsecured creditors of the selected portfolios.

Beneficial Equity Ownership

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Fund. The table below shows, for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2006

Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family
Edward J. Boudreau, Jr.	A	D
William P. Carmichael	A	E
Minor M. Shaw	A	C
R. Glenn Hilliard	A	C
William A. Hawkins	A	E

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The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02110.

Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Christopher L. Wilson (Born 1957)	President	2004	President – Columbia Funds, since October 2004; Managing Director – Columbia Management Advisors, LLC, since September 2005; Senior Vice President – Columbia Management Distributors, Inc., since January 2005; Director – Columbia Management Services, Inc., since January 2005; Director – Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director – FIM Funding, Inc., since January 2005; President and Chief Executive Officer – CDC IXIS AM Services, Inc. (investment management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)	Senior Vice President, Secretary and Chief Legal Officer	2006	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

J. Kevin Connaughton (Born 1964)	Senior Vice President, Chief Financial Officer and Treasurer	2000	Treasurer – Columbia Funds, since October 2003; Treasurer – the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 – December 2006; Vice President – Columbia Management Advisors, Inc., since April 2003; President – Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer – Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004 – Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

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Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Linda J. Wondrack (Born 1964)	Senior Vice President and Chief Compliance Officer	2007	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)	Chief Accounting Officer and Assistant Treasurer	2004	Director of Fund Administration since January 2006; Managing Director of the Advisor, September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Stephen T. Welsh (Born 1957)	Vice President	1996	President, Columbia Management Services, Inc. since July 2004; Senior Vice President and Controller, Columbia Management Services, Inc. prior to July 2004.

Jeffrey R. Coleman (Born 1969)	Deputy Treasurer	2004	Director of Fund Administration since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)	Deputy Treasurer	2004	Director of Fund Administration since January 2006; Head of Tax/Compliance and Assistant Treasurer from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) from May 2003 to October 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July 2000 to April 2003.

Marybeth C. Pilat (Born 1968)	Deputy Treasurer	2006	Vice President, Mutual Fund Valuation of the Advisor since January 2006; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

Kathryn Dwyer-Thompson (Born 1967)	Assistant Treasurer	2006	Vice President, Mutual Fund Accounting Oversight of the Advisor since December 2004; Vice President, State Street Corporation (financial services) prior to December 2004.

Philip N. Prefontaine (Born 1948)	Assistant Treasurer	2006	Vice President, Mutual Fund Reporting of the Advisor since November 2004; Assistant Vice President of CDC IXIS Asset Management Services, Inc. (investment management) prior to November 2004.

Keith E. Stone (Born 1974)	Assistant Treasurer	2006	Vice President, Trustee Reporting of the Advisor since September 2003; Manager, Investors Bank & Trust Company (financial services) from December 2002 to September 2003; Audit Senior, Deloitte & Touche, LLP (independent registered public accounting firm) prior to December 2002.

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Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Barry S. Vallan (Born 1969)	Controller	2006	Vice President-Fund Treasury of the Advisor since October 2004; Vice President-Trustee Reporting from April 2002 to October 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October 2002.

Peter T. Fariel (Born 1957)	Assistant Secretary	2006	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

Nicholas J. Kolokithas (Born 1972)	Assistant Secretary	2007	Assistant General Counsel, Bank of America since March 2007; Vice President and Counsel, Deutsche Asset Management (investment management) from October 2005 to March 2007; Associate, Dechert LLP (law firm) from June 2000 to September 2005.

Julie B. Lyman (Born 1970)	Assistant Secretary	2007	Assistant General Counsel, Bank of America since October 2006; Associate, Kirkpatrick & Lockhart Nicholson Graham LLP (law firm) from April 2004 to October 2006; Counsel & Assistant Vice President, CDC IXIS Asset Management Services, Inc. (investment management) prior to April 2004.

Ryan C. Larrenaga (Born 1970)	Assistant Secretary	2005	Assistant General Counsel, Bank of America since March 2005; Associate, Ropes & Gray LLP (law firm) from 1998 to February 2005.

Julian Quero (Born 1967)	Assistant Treasurer	2003	Senior Compliance Manager of the Advisor since April 2002.

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BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Advisor (or the investment sub-advisor(s) who make the day-to-day investment decisions for a Fund, as applicable) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of a Fund’s securities transactions and for the allocation of brokerage commissions in connection with such transactions. The Advisor’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principals for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s “concession” or “discount.” On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

The Funds are affiliated with the NYSE specialist firm Fleet Specialist, Inc. In order to ensure that markets are fair, orderly and competitive, NYSE specialist firms are responsible for maintaining a liquid and continuous two-sided auction market by acting as both an agent and a principal. Specialists are entrusted to hold the interests of customer orders above the specialist’s own interests, and will buy and sell securities as principal when such transactions are necessary to minimize imbalances between supply and demand. Fleet Specialist, Inc. may make a market in certain securities held by the Funds.

In placing orders for portfolio securities of a Fund, the Advisor gives primary consideration to obtaining the best net prices and most favorable execution. This means that the Advisor will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Advisor will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instance and other transactions and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Advisor’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Advisor and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the provision of access to consultants who supply research information.

The outside research is useful to the Advisor since, in certain instances, the broker/dealers utilized by the Advisor may follow a different universe of securities issuers and other matters than those that the Advisor’s staff can follow. In addition, this research provides the Advisor with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Advisor. Research services that are provided to the Advisor by broker/dealers are available for the benefit of all accounts managed or advised by the Advisor. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Advisor is of the opinion that because the broker/dealer research supplements rather than replaces the Advisor’s own research, the receipt of such research does not tend to decrease the Advisor’s expenses, but tends to improve the quality of its investment advice. However, to the extent that the Advisor would have bought any such research services had such services not been provided by broker/dealers, the expenses of such services to the Advisor could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the clients of the Advisor other than the Funds. Conversely, any research services received by the Advisor through the placement of transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Funds. The

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Advisor is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Advisor’s investment advice. The advisory fees paid by the Trust are not reduced because the Advisor receives such services.

Under Section 28(e) of the 1934 Act, the Advisor shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Advisor must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Advisor’s clients, including the Funds.

Commission rates are established pursuant to negotiations with broker/dealers based on the quality and quantity of execution services provided by broker/dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Advisor, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities that are suitable for more than one Fund as well as for one or more of the other clients of the Advisor. Investment decisions for each Fund and for the Advisor’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect a Fund.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund’s interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Advisor, the Administrator or their affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Advisor is authorized to allocate buy and sell orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions that are affiliated with Bank of America. To the extent that a Fund executes any securities trades with an affiliate of Bank of America, the Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that the Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (i) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (ii) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (iii) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

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Certain affiliates of Bank of America, such as its subsidiary banks, may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds bought by certain of the Funds. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, the Funds may buy securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to Rule 10f-3.

Given the breadth of the Advisor’s investment management activities, investment decisions for each Fund are not always made independently from those for other funds, or other investment companies and accounts advised or managed by the Advisor. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment portfolio, investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to each Fund and such other funds, investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or bought for the Funds with those to be sold or bought for other funds, investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following tables describe the types and amounts of brokerage commissions paid by the Funds during their three most recently completed fiscal years. In certain instances the Funds may pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions to affiliates are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
California Intermediate Municipal Bond Fund	—	—	—
Georgia Intermediate Municipal Bond Fund	—	—	—
Maryland Intermediate Municipal Bond Fund	—	—	—
North Carolina Intermediate Municipal Bond Fund	—	—	—
South Carolina Intermediate Municipal Bond Fund	—	—	—
Virginia Intermediate Municipal Bond Fund	$2,002	—	—

The Funds paid no brokerage commissions to affiliated broker/dealers for the fiscal years ended March 31, 2005, 2006 and 2007.

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Directed Brokerage

The Funds or the Advisor, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Funds’ brokerage transactions to a broker/dealer because of the research services it provides the Funds or the Advisor.

During the fiscal year ended March 31, 2007, no Fund directed brokerage transactions.

Securities of Regular Broker/Dealers

In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Advisor uses to transact brokerage for the Columbia Funds Family.

As of March 31, 2007, the Funds owned securities of its “regular brokers or dealers” or their parents, as defined in Rule 10b-1 under the 1940 Act, as shown in the table below.

Investments in Securities of Regular Broker/Dealers as of March 31, 2007

Fund	Broker/Dealer	Dollar Amount of Securities Held
California Intermediate Municipal Bond Fund	—	—
Georgia Intermediate Municipal Bond Fund	—	—
Maryland Intermediate Municipal Bond Fund	—	—
North Carolina Intermediate Municipal Bond Fund	—	—
South Carolina Intermediate Municipal Bond Fund	—	—
Virginia Intermediate Municipal Bond Fund	—	—

Additional Shareholder Servicing Payments

The Funds, along with the Transfer Agent and/or the Distributor pay significant amounts to certain financial intermediaries (as defined below), including other Bank of America affiliates, for providing the types of services that would typically be provided directly by a mutual fund’s transfer agent. The level of payments made to financial intermediaries varies. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Fund through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of each Fund’s shares in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of the average aggregate value of each Fund’s shares in the program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 Plan. As of September 1, 2005, the Board has authorized the Funds to pay up to 0.11% of the average aggregate value of each Fund’s shares. Such payments will be made by a Fund to the Transfer Agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Fund’s Transfer Agent, Distributor or their affiliates will pay, from its or their own resources, amounts in excess of the amount paid by the Fund to financial intermediaries in connection with the provision of these additional shareholder services and other services.

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For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Funds also may make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

In addition, the Distributor and other Bank of America affiliates may make lump sum payments to selected financial intermediaries receiving shareholder servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary’s system or other similar services.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make shareholder servicing payments to the financial intermediaries or their affiliates shown below.

Recipients of Shareholder Servicing Payments from the Distributor and/or other Bank of America affiliates

•     ABR Retirement Plan Services, Inc.

•     Acclaim Benefits, Inc.

•     ACS HR Solutions LLC

•     ADP Retirement Services

•     American Century Investments

•     Ameriprise Financial Services, Inc.

•     AMG Service Corp.

•     AST Trust Company

•     Benefit Plan Administrators

•     Bisys Retirement Services

•     Ceridian Retirement Plan Services

•     Charles Schwab & Co.

•     Citigroup Global Markets Inc.

•     CitiStreet LLC

•     City National Bank

•     CNA Trust Corporation

•     Compensation & Capital Administrative Services, Inc.

•     CompuSys Erisa Group of Companies

•     Daily Access Concepts, Inc.

•     Digital Retirement Solutions

•     Edgewood Services, Inc.

•     E*Trade Group, Inc.

•     ExpertPlan

•     Fidelity Investments Institutional Operations Co.

•     Fiserv Trust Company

•     Great West Life & Annuity Co.

•     GWFS Equities, Inc.

•     Hartford Life Insurance Company

•     Hewitt Associates LLC

•     Invesmart, Inc.

•     John Hancock Life Insurance Company (USA)

•     John Hancock Life Insurance Company of New York

•     JP Morgan Retirement Plan Services LLC

•     Lincoln Financial Group

•     Linsco/Private Ledger Corp.

•     M&T Securities, Inc.

•     Marquette Trust Company

•     Massachusetts Mutual Life Insurance Company

•     Matrix Settlement & Clearance Services

•     Mercer HR Services, LLC

•     Merrill Lynch, Pierce, Fenner & Smith Incorporated

•     Mid Atlantic Capital Corporation

•     National Deferred Compensation, Inc.

•     National Investor Services Corp.

•     Nationwide Investment Services

•     New York State Deferred Compensation, Inc.

•     NYLife Distributors LLC

•     PNC Advisors

•     Princeton Retirement Group

•     Principal Life Insurance Company

•     RBC Dain Rauscher Inc.

•     Robert W. Baird & Co., Inc.

•     Strong Funds Distributors, Inc.

•     The 401k Company

•     T. Rowe Price Group, Inc.

•     The Gem Group, L.P.

•     The Principal Financial Group

•     The Vanguard Group, Inc.

•     Unified Trust Company, N.A.

•     Wachovia Securities, LLC

•     Wells Fargo Bank, N.A.

•     Wells Fargo Funds Management, LLC

•     Wespac Plan Services, Inc.

•     Wilmington Trust Corporation

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

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Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described above under Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments. For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Distributor and other Bank of America affiliates may pay additional compensation to selected financial intermediaries, including other Bank of America affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary also may receive payments described above in Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the Distributor and other Bank of America affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below) and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by the Distributor and other Bank of America affiliates are made pursuant to agreements between the Distributor and other Bank of America affiliates and financial intermediaries, and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales or the distribution fees and expenses paid by the Fund as shown under the heading Fees and Expenses in the Fund’s prospectuses.

Marketing Support Payments

The Distributor and other Bank of America affiliates make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.05% and 0.35% (between 0.03% and 0.12% in the case of the Money Market Funds) on an annual basis for payments based on average net assets of the Columbia Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Money Market Funds) attributable to the financial intermediary. The Distributor and other Bank of America affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make marketing support payments to the financial intermediaries or their affiliates shown below.

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Recipients of Marketing Support Payments from the Distributor and/or other Bank of America affiliates

•     A.G. Edwards & Sons, Inc.

•     AIG Advisor Group

•     Ameriprise Financial Services, Inc.

•     AXA Advisors, LLC

•     Banc of America Securities LLC

•     Banc One Investment Group, LLC

•     Bank of America, N.A.

•     Bank of New York

•     Bear Stearns Securities Corporation

•     BMO Nesbitt Burns

•     Brown Brothers Harriman & Co.

•     Chicago Mercantile Exchange

•     Citicorp Investment Services

•     Citigroup Global Markets Inc.

•     Commonwealth Financial Network

•     Custodial Trust Company

•     FAS Corp.

•     Fidelity Brokerage Services, Inc.

•     Frost Bank of America

•     Genworth Financial, Inc.

•     Goldman, Sachs & Co.

•     Harris Corporation

•     Huntington Capital Corp.

•     ING Group

•     J.J.B. Hilliard, W.L. Lyons, Inc.

•     Lincoln Financial Advisors Corp.

•     Linsco/Private Ledger Corp.

•     Mellon Financial Markets, LLC

•     Merrill Lynch, Pierce, Fenner & Smith Incorporated

•     Money Market One

•     Morgan Stanley & Co. Incorporated.

•     National Financial Services LLC

•     Pershing LLC

•     PNC Bank, N.A.

•     Prudential Investment Management Services, LLC

•     Raymond James & Associates, Inc.

•     Raymond James Financial Services, Inc.

•     Security Benefit Life Insurance Company

•     SEI Investments Inc.

•     State Street Global Markets, LLC

•     SVB Securities

•     Summit Bank

•     SunGard Institutional Brokerage Inc.

•     Sun Life Assurance Company of Canada

•     TIAA-CREF Life Insurance Company

•     Transamerica Corporation

•     UBS Financial Services Inc.

•     US Bank National Association

•     Wachovia Securities LLC

•     Webster Investment Services, Inc.

•     Wells Fargo Fund Management LLC

•     Wells Fargo Corporate Trust Services

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of the Funds to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the NASD. Such compensation provided by the Distributor may include financial assistance to financial intermediaries that enable the Distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary depending upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending a particular Fund or a particular share class over other funds or share classes. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

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CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Funds offer shares in the classes shown in the table below. Subject to certain limited exceptions discussed in each Fund’s prospectuses, a Fund may no longer be accepting new investments from current shareholders or prospective investors. The Funds, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Trust’s Amended and Restated Declaration of Trust (Declaration of Trust) permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in that Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share Classes Offered by the Funds

Fund	Class A Shares	Class B Shares	Class C Shares	Class Z Shares
California Intermediate Municipal Bond Fund	✓	✓	✓	✓
Georgia Intermediate Municipal Bond Fund	✓	✓	✓	✓
Maryland Intermediate Municipal Bond Fund	✓	✓	✓	✓
North Carolina Intermediate Municipal Bond Fund	✓	✓	✓	✓
South Carolina Intermediate Municipal Bond Fund	✓	✓	✓	✓
Virginia Intermediate Municipal Bond Fund	✓	✓	✓	✓

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Funds’ shares, other than the possible future termination of the Funds. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of their assets. Unless terminated by reorganization or liquidation, the Funds will continue indefinitely.

Shareholder Liability

The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Funds will not be personally liable for payment of the Funds’ debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of the Funds’ obligation only if the Funds had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

Dividend Rights

The shareholders of the Funds are entitled to receive any dividends or other distributions declared for the Funds. No shares have priority or preference over any other shares of the Funds with respect to distributions. Distributions will be made from the assets of the Funds, and will be paid pro rata to all shareholders of each Fund (or class) according to the number of shares of each Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the Funds based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

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Voting Rights and Shareholder Meetings

Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware statutory trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant.

With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in a Fund’s fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Investment Advisory Agreement or investment sub-advisory agreement, since it only affects one Fund, is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or the Funds, shareholders of the Funds are entitled to receive the assets attributable to the relevant class of shares of the Funds that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

Shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in each Fund’s prospectuses.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectuses under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law, or compel sales of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption

An investor may buy, sell and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information supplements that which can be found in the Funds’ prospectuses.

The Funds have authorized one or more broker/dealers to accept buy and sell orders on the Funds’ behalf. These broker/dealers are authorized to designate other intermediaries to accept buy and sell orders on the Funds’ behalf. The Funds will be deemed to have received a buy or sell order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, accepts the order. Customer orders will be priced at each Fund’s net asset value next computed after they are accepted by an authorized broker/dealer or the broker’s authorized designee.

The Trust also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; (iv) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares, subject to the exceptions listed above, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund at the beginning of the period.

Front-End Sales Charge Waivers

The investors listed below can buy Class A shares without paying a front-end sales charge.

•	Employees of Bank of America (and its predecessors), its affiliates and subsidiaries.

•	Trustees of funds advised or administered by the Advisor.

•	Directors, officers and employees of the Advisor, the Distributor, and their respective successors, any investment sub-advisor and companies affiliated with the Advisor.

•	Insurance company separate accounts for the benefit of group retirement plans.

•	Registered representatives and employees of selling and servicing agents (including their affiliates) that are parties to dealer agreements or other sales arrangements with the Distributor.

•	Broker/dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes.

•	Employees or partners of any service provider to the Columbia Funds.

•	Families of the parties listed above and their beneficial accounts. Family members include: spouses, parents, stepparents, legal guardians, children, stepchildren, father-in-laws and mother-in-laws.

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only.

•	Banks, trust companies and thrift institutions, acting as fiduciaries.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

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•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

•

Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be bought at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with the Distributor pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

•	Certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

•

Investors investing all or a portion of the proceeds received in connection with the liquidation of Colonial Insured Municipal Fund may purchase Class A shares with such proceeds without paying a front-end sales charge, provided that the proceeds are invested in Class A shares of the funds within 90 days of May 25, 2007, the record date for the liquidating distribution (i.e., by August 23, 2007). To purchase Class A shares of the funds without a front-end load, investors must notify the Fund's transfer agent, Columbia Management Services, Inc., at or prior to the time of purchase, that such purchase of Class A shares of the funds represents all or a portion of the investor's proceeds received from the liquidation of Colonial Insured Municipal Fund.

•

At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Columbia Funds are a party.

Investors can also buy Class A shares without paying a sales charge if they buy the shares within 365 days of selling Class A shares of the same Fund. This reinstatement privilege allows investors to invest up to the amount of the sale proceeds. The reinstatement privilege does not apply to any shares bought through a previous reinstatement. The Transfer Agent, the Distributor or their agents must receive written reinstatement requests within 365 days after shares are sold.

Contingent Deferred Sales Charges (Class A, Class B and Class C Shares)

Shareholders won’t pay a CDSC on the following transactions:

Death: CDSCs may be waived on sales following the death of: (i) the sole shareholder on an individual account; (ii) a joint tenant where the surviving joint tenant is the deceased’s spouse; or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account.

If the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any sale from the estate account. If the account is transferred to a new registration and then a sale is requested, the applicable CDSC will be charged.

Systematic Withdrawal Plan (SWP): CDSCs may be waived on sales occurring pursuant to a monthly, quarterly or semi-annual SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value at the time that the SWP is established. Otherwise a CDSC will be charged on SWP sales until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested.

Disability: CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant spousal account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (i) the disability must arise after the purchase of shares; (ii) the disabled shareholder must have been under the age of 65 at the time of the initial determination of disability; and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.

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Death of a trustee: CDSCs may be waived on sales occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where: (i) the grantor of the trust is the sole trustee and the sole life beneficiary, and (ii) death occurs following the purchase, and (iii) the trust document provides for the dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent sale.

Health savings accounts: CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.

Returns of excess contributions: CDSCs may be waived on sales required to return excess contributions made to retirement plans or individual retirement accounts, so long as the financial intermediary agrees to return the applicable portion of any commission paid by the Distributor.

Qualified retirement plans: CDSCs may be waived on shares sold by employee benefit plans created according to Section 403(b) of the Code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the Code. To qualify for the waiver, the plan must be a participant in an alliance program that has signed an agreement with Columbia Funds or the Distributor.

Return of commission: CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

Non-U.S. investors: CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-US investors.

IRS Section 401 and 457: CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under Section 401 or 457 of the Code.

Medical payments: CDSC may be waived on shares sold for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

Shares liquidated by transfer agent: CDSC may be waived for shares sold under the Distributor’s right to liquidate a shareholder’s account, including but not limited to, instances where the aggregate net asset value of Class A, Class B or Class C shares held in the account is less than the minimum account size.

Plans of reorganization: At the Funds’ discretion, CDSC may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

A CDSC may be waived on the sale of Class C shares sold by a non-profit organization qualified under Section 501(c)(3) of the Code in connection with the Banc of America Capital Management Charitable Giving Program.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

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Offering Price

The share price of each Fund is based on each Fund’s net asset value per share, which is calculated separately for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. Eastern time unless the NYSE closes earlier) on each day the Funds are open for business, unless the Board determines otherwise.

The value of each Fund’s portfolio securities for which a market quotation is available is determined in accordance with the Trust’s valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will generally be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on NASDAQ will generally be valued at the NASDAQ Official Closing Price (NOCP) (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ’s best bid price if the last trade price is below such bid price or adjusted down to NASDAQ’s best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on NASDAQ prior to the calculation of the NAV of the Fund. If no sale price is shown on NASDAQ, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Funds’ fair valuation procedures.

Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

Over-the-counter derivatives will generally be valued at fair value in accordance with the Funds’ fair valuation procedures.

Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

Shares of open-end investment companies held in each Fund’s portfolio will generally be valued at the latest net asset value reported by the investment company.

Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at “fair value” as determined in good faith by the Advisor’s valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments,

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including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as World Equity Benchmark Shares™.

The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

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TAXATION

The following information supplements and should be read in conjunction with the section in the Funds’ prospectuses entitled Distributions and Taxes. The prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income and certain state taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address most state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle, or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws to their investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly traded partnership, as defined below. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation provides that 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources defined in Code section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described above) will be treated as qualifying income. In addition, although in general the passive loss rules do not apply to a regulated investment company, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

Each Fund must also diversify its holdings so that, at the end of each quarter of a Fund’s taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of a Fund’s total assets and are not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term

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“outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership and in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts, and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Fund meets all of the regulated investment company requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

Moreover, a Fund may determine to retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

If, for any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years. In addition, if a Fund which has previously qualified as a regulated investment company were to fail to qualify as a regulated investment company for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to re-qualify as a regulated investment company in a subsequent year.

Excise Tax

If a Fund fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses for that year), at least 98% of its capital gain net income (adjusted for net ordinary losses) for the 1-year period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. Each Fund generally intends to actually distribute or be deemed to have distributed (as described earlier) substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by a Fund).

Capital Loss Carryforwards

A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carryforward is treated as a short-term capital loss

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in the year to which it is carried. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carryforwards (if any), its unrealized losses (if any), or any such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations in the past and/or may engage in reorganizations in the future.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. The IRS has not expressly sanctioned the particular equalization method used by a Fund, and thus the Fund’s use of this method may be subject to IRS scrutiny.

Taxation of Fund Investments

In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount (“OID”) (generally a debt obligation with a purchase price less than its principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its distributable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund holding the security receives no interest payment in cash on the security during the year. A portion of the interest paid or accrued on certain high-yield discount obligations (such as high-yield corporate debt securities described above) may not (and interest paid on debt obligations owned by a Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer, possibly affecting the cash flow of the issuer.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on

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whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed index options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts, forward contracts and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryforward and thus cannot be deducted by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures and options contracts, may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a “straddle” and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the applicable holding period requirements (as described below) and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a

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Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

In addition, a Fund's transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements) may be subject to other special tax rules, such as the wash-sale rules or the short-sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

A Fund may invest in REITs that hold residual interests in real estate mortgage conduits (“REMICs”). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Funds, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. Dividends paid by REITs generally will not be eligible to be treated as “qualified dividend income.”

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made.

“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash.

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Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a regulated investment company. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in derivatives transactions.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions

Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. For federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will designate capital gain distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

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Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

If a shareholder sells or exchanges his or her Fund shares, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under “wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives or is deemed to receive a long-term capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution.

Foreign Taxes

Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders.

Federal Income Tax Rates

As of the printing of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gains rate, which generally is 15%. In general, “qualified dividend income” is income attributable to dividends received by a Fund in taxable years beginning on or before December 31, 2010 from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation’s stock and by the shareholders with respect to the Fund’s shares. If 95% or more of a Fund’s gross income (excluding net long-term gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of a Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that are attributable to

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qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Fund from securities lending, repurchase and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners. Income and bond funds typically do not distribute significant amounts of “qualified dividend income.”

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various “sunset” provisions of federal income tax laws.

Backup Withholding

The Funds generally are required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (TIN), fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding or has underreported dividend or interest income, or if the IRS notifies a Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. These backup withholding rules may also apply to distributions that are properly designated as exempt interest dividends. This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

Tax-Deferred Plans

The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

As discussed above, a portion of the interest paid or accrued on certain high-yield discount obligations owned by a Fund may not (and interest paid on debt obligations, if any, that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer. If a portion of the interest paid or accrued on certain high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such accrued interest.

Foreign Shareholders

Very generally, for taxable years beginning before January 1, 2008, distributions properly designated by a Fund as “interest-related distributions” will be exempt from federal income tax withholding provided the Fund obtains a properly completed and signed certificate of foreign status from the foreign shareholder (“exempt foreign shareholder”). Interest-related distributions are generally attributable to the Fund’s net interest income earned on certain debt obligations and paid to

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a nonresident alien individual, a foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), or a foreign corporation (each, a “foreign shareholder”). In order to qualify as an interest-related distribution, the Fund must designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of the Fund’s taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning before January 1, 2008, “short-term capital gain distributions” (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale or receipt of the capital gain distribution and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests or, in certain cases, distributions are attributable to gain from the sale or exchange of a U.S. real property interest, as discussed in the following paragraph. If such gains or distributions are effectively connected with a U.S. trade or business (or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an applicable income tax treaty), the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). “Short-term capital gain distributions” are distributions attributable to a Fund’s net short-term capital gain in excess of its net long-term capital loss and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Special tax rules apply to distributions that a “qualified investment entity” (a “QIE”) pays to foreign shareholders that are attributable to gain from the QIE’s sale or exchange of “U.S. real property interests” (a “USRPI Distribution”). A Fund will be a QIE if it is both (i) a regulated investment company and (ii) a “U.S. real property holding corporation” (determined without regard to certain exceptions, described below, for 5% holders of publicly traded classes of stock and for interest in domestically-controlled regulated investment companies and REITs). Under the code, a “U.S. real property holding corporation” is any corporation that holds (or held during the previous five-year period) USRPIs (defined as U.S. real property and interests (other than solely as a creditor) in “U.S. real property holding corporations”) with an aggregate fair market value equal to 50% or more of the fair market value of the corporation’s real property assets and other trade-or-business assets. A USRPI does not include (i) any class of stock of a corporation that is traded on an established securities market with respect to a person who holds no more than 5% of such class of stock at all times during the previous five-year period and (ii) a regulated investment company’s interests in domestically controlled U.S. REITs and, through December 31, 2007, other regulated investment companies, each a “domestically controlled qualified investment entity” that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the regulated investment company was in existence, less than 50% in value of its stock was held directly or indirectly by foreign persons.

Where a foreign shareholder has owned more than 5% of a class of shares of the Fund (to the extent it is a QIE) during the one-year period preceding the date of the USRPI Distribution, the Fund will be required to withhold 35% of any USRPI Distribution paid to that shareholder and the foreign shareholder will have an obligation to file a U.S. tax return and pay tax. For all other foreign shareholders of a Fund (to the extent it is a QIE), a USRPI Distribution will be treated as ordinary income (notwithstanding any designation by the Fund that such distribution is a capital gain dividend) and the Fund will be required to withhold 30% (or lower applicable treaty rate) of such distribution (notwithstanding any designation by the Fund that such distribution is a short-term capital gain dividend). If the Fund is a QIE and makes a distribution to its foreign shareholders that is attributable to a USRPI Distribution received by the Fund from a “lower-tier” REIT or regulated investment company that is a QIE, that distribution will retain its character as a USRPI Distribution when passed through to the foreign shareholder regardless of the Fund’s percentage ownership of the “lower-tier” REIT or regulated investment company.

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In addition, in certain circumstances, if a foreign shareholder disposes of its Fund shares prior to a distribution and acquires, or enters into a contract or option to acquire, a substantially identical interest in the Fund during the 61-day period beginning 30 days before the ex-dividend date of the distribution (a “wash sale transaction”), the foreign shareholder may be treated as having gain from the sale or exchange of a U.S. real property interest, which may be subject to the U.S. income tax and reporting requirements described above with respect to distributions. In addition to the distribution and wash sale transaction rules described above, in limited circumstances Fund shares could themselves be treated as U.S. real property interests, the disposition of which could be subject to similar U.S. income and withholding tax and reporting requirements. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund’s distributions may be attributable to gain from the sale or exchange of U.S. real property interests and foreign shareholders may, therefore, be subject to U.S. tax and reporting requirements under the distribution rules described above. Foreign shareholders should contact their tax advisors and financial planners regarding the tax consequences to them of such distributions.

Even if permitted to do so, the Funds provide no assurance that they will designate any distributions as interest-related distributions or short-term capital gain distributions. Even if a Fund makes such designations, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such designations.

In order for a foreign investor to qualify for exemption from the backup withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisers in this regard.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

Tax-Exempt Shareholders

Under current law, the Funds serve to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or in taxable mortgage pools. Under legislation enacted in December 2006, a charitable remainder trust, as defined in section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in November 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income” (which is described earlier). Rather, as described above, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which the IRS guidance in respect of CRTs remains applicable in light of the December 2006 CRT legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Tax Shelter Reporting Regulations

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Special Tax Considerations Pertaining to all Tax-Exempt Funds

If at least 50% of the value of a regulated investment company’s total assets at the close of each quarter of its taxable years consists of obligations the interest on which is exempt from federal income tax, it will qualify under the Code to pay “exempt-interest distributions.” The Tax-Exempt Funds intend to so qualify and are designed to provide shareholders with a high level of income exempt from federal income tax in the form of exempt-interest distributions.

Distributions of capital gains or income not attributable to interest on a Tax-Exempt Fund’s tax-exempt obligations will not constitute exempt-interest distributions and will be taxable to its shareholders. The exemption of interest income derived from investments in tax-exempt obligations for federal income tax purposes may not result in a similar exemption under the laws of a particular state or local taxing authority.

Not later than 60 days after the close of its taxable year, each Tax-Exempt Fund will notify its shareholders of the portion of the distributions for the taxable year which constitutes exempt-interest distributions. The designated portion cannot exceed the excess of the amount of interest excludable from gross income under Section 103 of the Code received by the Tax-Exempt Fund during the taxable year over any amounts disallowed as deductions under Sections 265 and 171(a)(2) of the Code. Interest on indebtedness incurred to purchase or carry shares of a Tax-Exempt Fund will not be deductible to the extent that the Fund’s distributions are exempt from federal income tax.

In addition, certain deductions and exemptions have been designated “tax preference items” which must be added back to taxable income for purposes of calculating federal alternative minimum tax (“AMT”). Tax preference items include tax-exempt interest on “private activity bonds.” To the extent that a Tax-Exempt Fund invests in private activity bonds, its shareholders will be required to report that portion of a Tax-Exempt Fund’s distributions attributable to income from the bonds as a tax preference item in determining their AMT, if any. Shareholders will be notified of the tax status of distributions made by a Tax-Exempt Fund. Persons who may be “substantial users” (or “related persons” of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares in a Tax-Exempt Fund. Furthermore, shareholders will not be permitted to deduct any of their share of a Tax-Exempt Fund’s expenses in computing their AMT. In addition, exempt-interest distributions paid by a Tax-Exempt Fund to a corporate shareholder is included in the shareholder’s “adjusted current earnings” as part of its AMT calculation. As of the printing of this SAI, individuals are subject to an AMT at a maximum rate of 28% and corporations at a maximum rate of 20%. Shareholders with questions or concerns about the AMT should consult own their tax advisors.

The IRS is paying increased attention on whether obligations intended to produce interest exempt from federal income taxation in fact meet the requirements for such exemption. Ordinarily, the Tax-Exempt Funds rely on an opinion from the issuer’s bond counsel that interest on the issuer’s obligation will be exempt from federal income taxation. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the obligation to be taxable and could jeopardize a Tax-Exempt Fund’s ability to pay exempt-interest distributions. Similar challenges may occur as to state-specific exemptions.

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Special Tax Considerations Pertaining to California Intermediate Municipal Bond Fund

If, at the close of each quarter of its taxable year, at least 50% of the value of the total assets of a regulated investment company consists of obligations the interest on which, if held by an individual, is exempt from income taxation by California (“California Exempt Securities”), then the regulated investment company will be qualified to make distributions that are exempt from California state individual income tax (“California exempt-interest distributions”). For this purpose, California Exempt Securities generally are limited to California municipal securities and certain U.S. Government and U.S. Possession obligations. The California Intermediate Municipal Bond Fund intends to qualify under the above requirements so that it can pay California exempt-interest distributions.

Within sixty days after the close of its taxable year, the Fund will notify its shareholders of the portion of the distributions paid by the Fund that is exempt from California state individual income tax. The total amount of California exempt-interest distributions paid by the Fund with respect to any taxable year cannot exceed the excess of the amount of interest received by the Fund for such year on California Exempt Securities over any amounts that, if the Fund were treated as an individual, would be considered expenses related to tax exempt income or amortizable bond premium and would thus not be deductible under federal income or California state individual income tax law.

Interest on indebtedness incurred by a shareholder in a taxable year to purchase or carry shares of the California Intermediate Municipal Bond Fund is not deductible for California stated individual income tax purposes if the Fund distributes California exempt-interest distributions during the shareholder’s taxable year.

The foregoing is only a summary of some of the important California state individual income tax considerations generally affecting the California Intermediate Municipal Bond Fund and its shareholders. No attempt is made to present a detailed explanation of the California state income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful planning. Further, it should be noted that the portion of any of the Fund’s distributions constituting California exempt-interest distributions is excludable from income for California state individual income tax purposes only. Any distributions paid to shareholders subject to California state franchise tax or California state corporate income tax may be taxable for such purposes. Accordingly, potential investors in the Fund, including, in particular, corporate investors which may be subject to either California franchise tax or California corporate income tax, should consult their own tax advisors with respect to the application of such taxes to the receipt of the Fund’s distributions and as to their own California state tax situation, in general.

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Special Tax Considerations Pertaining to the Georgia Intermediate Municipal Bond Fund

The portion of the Fund’s exempt-interest distributions paid to residents of Georgia attributable to interest received by the Georgia Intermediate Municipal Bond Fund on tax-exempt obligations of the State of Georgia or its political subdivision or authorities and other Fund distributions attributable to interest received from U.S. Government obligations will be exempt from Georgia individual and corporate income taxes. There is no Georgia intangibles tax or other personal property tax applicable to the shares of the Georgia Intermediate Municipal Bond Fund owned by investors residing in Georgia. The Georgia intangibles tax was repealed by the Georgia General Assembly on March 21, 1996, further ratified by a Constitutional Amendment approved in the November 1996 General Election (GA. L 1996, P.130 § 9). The Georgia intangibles tax was repealed for taxable years beginning after January 1, 1996. Distributions attributable to capital gains realized from the sale of Georgia municipal bonds and U.S. Government obligations will be subject to the State of Georgia short-term or long-term capital gains tax, which follow the federal income tax treatment. Interest received by a Georgia resident from non-Georgia municipal state bonds and distributions received from mutual funds that derive income from non-Georgia municipal or state bonds will be subject to Georgia income tax.

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Special Tax Considerations Pertaining to Maryland Intermediate Municipal Bond Fund

The portion of the Maryland Intermediate Municipal Bond Fund’s exempt-interest distributions attributable to interest received by the Fund on tax-exempt obligations of the state of Maryland or its political subdivisions or authorities, or obligations issued by the government of Puerto Rico, the U.S. Virgin Islands, Guam, American Samoa or their authorities (“Maryland Municipal Bonds”) and distributions attributable to gains from the disposition Maryland Municipal Bonds (other than obligations issued by U.S. possessions) or interest on U.S. Government obligations will be exempt from Maryland individual and corporate income taxes; any other Fund distributions will be subject to Maryland income tax. Fund shareholders will be informed annually regarding the portion of the Maryland Intermediate Municipal Bond Fund’s distributions that constitutes exempt-interest distributions exempt from Maryland income taxes. Maryland presently includes in Maryland taxable income a portion of certain items of tax preference as defined in the Code. Interest paid on certain private activity bonds constitutes such a tax preference if the bonds (i) are not Maryland Municipal Bonds or (ii) are Maryland Municipal Bonds issued by U.S. possessions. Accordingly, up to 50% of any distributions from the Maryland Intermediate Municipal Bond Fund attributable to interest on such private activity bonds may not be exempt from Maryland state and local individual income taxes. Shares of the Maryland Intermediate Municipal Bond Fund will not be subject to the Maryland personal property tax.

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Special Tax Considerations Pertaining to the North Carolina Intermediate Municipal Bond Fund

The portion of the North Carolina Intermediate Municipal Bond Fund’s exempt-interest distributions attributable to interest received by the Fund on tax-exempt obligations of the State of North Carolina or its political subdivisions, commissions, authorities, agencies or non-profit educational institutions organized or chartered under the laws of North Carolina, or obligations issued by the United States or its possessions will be exempt from North Carolina individual and corporate income taxes. Although capital gain distributions generally are subject to tax in North Carolina, individual shareholders of the North Carolina Intermediate Municipal Bond Fund may deduct the amount of capital gain distributions (if any) attributable to the sale of certain obligations issued before July 1, 1995 for purposes of determining their North Carolina taxable income.

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Special Tax Considerations Pertaining to the South Carolina Intermediate Municipal Bond Fund

The portion of the South Carolina Intermediate Municipal Bond Fund’s exempt-interest distributions attributable to interest received by the Fund on tax-exempt obligations of the State of South Carolina, its political subdivisions or exempt interest upon obligations of the United States will be exempt from South Carolina income taxes. Distributions of capital gains or income not attributable to interest from tax-exempt obligations of the State of South Carolina, its political subdivisions or exempt interest on obligations of the United States may be subject to South Carolina income taxes.

Although distributions of capital gains and the gain recognized with respect to the sale or exchange of shares of the Fund may be subject to the South Carolina state income tax, individuals, estates and trusts are entitled to a deduction for South Carolina taxable income purposes equal to 44% of the net capital gain recognized in South Carolina during a taxable year. The definition of net capital gain for federal income tax purposes is utilized for purposes of this deduction. In the case of estates or trusts, the deduction is applicable only to income taxed to the estate or trust or individual beneficiaries and not income passed through to non-individual beneficiaries.

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Special Tax Considerations Pertaining to the Virginia Intermediate Municipal Bond Fund

The portion of the Virginia Intermediate Municipal Bond Fund’s distributions attributable to interest on (i) debt obligations of Virginia or its political subdivisions, and (ii) debt obligations of the United States and any authority, commission or instrumentality of the United States (including Puerto Rico, Guam, and the U.S. Virgin Islands), that are, in each case, backed by the full faith and credit of the borrowing government, will be exempt from Virginia income tax. Furthermore, any of the Virginia Intermediate Municipal Bond Fund’s distributions that are attributable to realized gains from dispositions of the foregoing debt obligations may also be exempt from Virginia income tax.

95

Tax Development Risk

The Supreme Court has agreed to hear an appeal of a state-court decision that might significantly affect how states tax in-state and out-of-state municipal bond funds. If the Supreme Court determines that the U.S. Constitution prohibits states from treating the interest income on in-state municipal bonds differently from the income on out-of state municipal bonds for state income tax purposes, most states likely will revisit the way in which they treat the interest on municipal bonds. This has the potential to increase significantly the amount of state tax paid by shareholders on exempt-interest dividends. You should consult your tax advisor to discuss the tax consequences of your investment in a Fund. This also has the potential to cause a decline in the value of the municipal securities held by a Fund which, in turn, would reduce the value of a Fund’s shares.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of June 29, 2007, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder “(i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares) is listed below.

Principal Holder Ownership of the Funds
Fund / Share Class	Shareholder Account Registration	Share Balance	Percent of Class
California Intermediate Municipal Bond Fund – Class A	NFS LLC FEBO TATIANA LLC ATT TATIANA BOTTON 1223 WILSHIRE BLVD # 759 SANTA MONICA CA 90403-5406	209,523	25.16

California Intermediate Municipal Bond Fund – Class A	NFS LLC FEBO WILEY FAMILYTRUST GEORGE R WILEY 635 OCAMPO DR PACIFIC PLSDS CA 90272-4442	121,695	14.61

California Intermediate Municipal Bond Fund – Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	118,821	14.27

California Intermediate Municipal Bond Fund – Class A	NFS LLC FEBO SCHERRY LAMARCHE TTEE THE LAMARCHE FAMILY TRUST PO BOX 463 BELLA VISTA CA 96008-0463	93,200	11.19

California Intermediate Municipal Bond Fund – Class B	NFS LLC FEBO OSCAR & ZENAIDA VILLENA FAMILY L OSCAR E VILLENA 10849 E CLEARWATER WAY CLOVIS CA 93619-4653	11,567	12.94

California Intermediate Municipal Bond Fund – Class B	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	11,566	12.93

California Intermediate Municipal Bond Fund – Class B	NFS LLC FEBO WAYNE ALLAN WILKINSON TTEE HARMON & NADINE WILKINSON FAMILY TRUST A 2550 E VALLEY PKWY SPC 113 ESCONDIDO CA 92027-2945	10,652	11.91

California Intermediate Municipal Bond Fund – Class B	NFS LLC FEBO THE GARY R WEITKAMP FAMILY TRUST GARY R WEITKAMP 17117 GUNTHER ST GRANADA HILLS CA 91344-2538	9,852	11.02

California Intermediate Municipal Bond Fund – Class B	NFS LLC FEBO H R ZAMORA TTEE H R ZAMORA LIVING TRUST 42 ROCK LN BERKELEY CA 94708-1310	9,639	10.78

California Intermediate Municipal Bond Fund – Class B	NFS LLC FEBO REBECCA ANN PRICE 132 CITYVIEW DR DALY CITY CA 94014-3401	7,813	8.74

California Intermediate Municipal Bond Fund – Class B	NFS LLC FEBO ARMANDO B TALAMANTEZ CONSUELO TALAMANTEZ 12607 BRADFORD PL GRANADA HILLS CA 91344-1552	6,559	7.33

California Intermediate Municipal Bond Fund – Class B	NFS LLC FEBO JASON T SPEES TOD TAMARA M SPEES 3031 SHERI ST ORANGE CA 92865-1622	4,773	5.34

California Intermediate Municipal Bond Fund – Class C	NFS LLC FEBO JOAN L ALFLEN TTEE THE JOAN L ALFLEN TR 504 KNOB HILL AVE REDONDO BEACH CA 90277-4252	29,504	24.15

California Intermediate Municipal Bond Fund – Class C	NFS LLC FEBO FREDRICK ROY WAUGH TTEE WAUGH FAMILY TRUST PO BOX 7997 RIVERSIDE CA 92513-7997	18,019	14.75

California Intermediate Municipal Bond Fund – Class C	NFS LLC FEBO THE 2004 SICHI FAMILY REVOCABLE YOLANDA T SICHI 2555 TODD CT ARCATA CA 95521-5147	17,339	14.19

California Intermediate Municipal Bond Fund – Class C	NFS LLC FEBO ANDREW A KRUEGER TTEE THE KRUEGER REV LIVING TR 3736 TOWNE PARK CIR POMONA CA 91767-1255	9,998	8.18

California Intermediate Municipal Bond Fund – Class C	NFS LLC FEBO LATULIPPE LIVING TRUST MARCEL LATULIPPE 2190 E MCMANUS DR PALM SPRINGS CA 92262-6529	9,823	8.04

California Intermediate Municipal Bond Fund – Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	14,177,482	98.32

Georgia Intermediate Municipal Bond Fund – Class A	PATTERSON & CO FBO LSW-S 1525 WEST WT HARRIS BLVD NC 1151 CHARLOTTE NC 28288-0001	82,612	5.74

Georgia Intermediate Municipal Bond Fund – Class B	NFS LLC FEBO JULIA M WING 1165 REEDER CIR NE ATLANTA GA 30306-3310	11,389	6.86

Georgia Intermediate Municipal Bond Fund – Class B	NFS LLC FEBO JOYCE G LAWHORNE 1155 GREATWOOD MNR ALPHARETTA GA 30005-7497	10,772	6.49

Georgia Intermediate Municipal Bond Fund – Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	58,713	31.02

Georgia Intermediate Municipal Bond Fund – Class C	UBS FINANCIAL SERVICES INC. FBO KAY S MIXON 1512 N CHENEY DR VIDALIA GA 30474-4322	18,883	9.98

Georgia Intermediate Municipal Bond Fund – Class C	NFS LLC FEBO FAYE HUDSON ROBERTS 7675 JOHNSON RD PALMETTO GA 30268-2449	10,846	5.73

Georgia Intermediate Municipal Bond Fund – Class C	NFS LLC FEBO BERNICE R BAUMAN 8592 ROSWELL RD APT 420 ATLANTA GA 30350-1889	9,724	5.14

Georgia Intermediate Municipal Bond Fund – Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST DALLAS TX 75201-3307	9,493,061	97.06

Maryland Intermediate Municipal Bond Fund – Class A	NFS LLC FEBO ROBERT GLADSTONE LESLIE GLADSTONE 2468 BELMONT RD NW WASHINGTON DC 20008-1610	390,442	16.59

Maryland Intermediate Municipal Bond Fund – Class A	NFS LLC FEBO BIRCH E BAYH KATHERINE H BAYH PO BOX 3353 EASTON MD 21601-8963	151,824	6.45

Maryland Intermediate Municipal Bond Fund – Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	49,980	16.26

Maryland Intermediate Municipal Bond Fund – Class B	NFS LLC FEBO CATHERINE W ANGELUZZI TOD KENNETH JOHN ANGELUZZI TOD JAY DAVID ANGELUZZI 23198 BARLEY CT LEXINGTON PK MD 20653-2193	18,951	6.17

Maryland Intermediate Municipal Bond Fund – Class B	NFS LLC FEBO MARYLOU STROMER TOD BARBARA ANNE FALCO 11745 TERRY TOWN DR REISTERSTOWN MD 21136-3218	15,498	5.04

Maryland Intermediate Municipal Bond Fund – Class C	NFS LLC FEBO DOUGLAS S GOODWIN REVOCABLE TRUS DOUGLAS S & HILDA GOODWIN TTEE 8002 BRYNMOR COURT UNIT 304 BALTIMORE MD 21208-4361	53,627	33.90

Maryland Intermediate Municipal Bond Fund – Class C	UBS FINANCIAL SERVICES INC. FBO GREAT MILLS CONSTRUCTION CO. PO BOX 52 GREAT MILLS MD 20634-0052	16,446	10.40

Maryland Intermediate Municipal Bond Fund – Class C	NFS LLC FEBO PETE STAKIAS TOD GENEVIEVE STAKIAS 9707 WINKLER ST WHITE MARSH MD 21162-1000	16,025	10.13

Maryland Intermediate Municipal Bond Fund – Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	10,065	6.36

Maryland Intermediate Municipal Bond Fund – Class C	NFS LLC FEBO JOSEPH J HOCK III GLORIA D HOCK 1342 ASTER DR GLEN BURNIE MD 21061-2946	9,593	6.06

Maryland Intermediate Municipal Bond Fund – Class C	NFS LLC FEBO RICHARD C HRYBYK SUSAN I HRYBYK 208 HOMEWOOD RD LINTHICUM MD 21090-2606	8,321	5.26

Maryland Intermediate Municipal Bond Fund – Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	12,838,292	98.63

North Carolina Intermediate Municipal Bond Fund – Class B	NFS LLC FEBO PAUL W VOGEL MARY H VOGEL 2164 HOMESTEAD HILLS DR WINSTON SALEM NC 27103-6444	23,339	7.37

North Carolina Intermediate Municipal Bond Fund – Class B	NFS LLC FEBO JEFFREY NESBITT DOROTHEA SCOTT NESBITT 746 STILL RUN LN GRAHAM NC 27253-9488	17,591	5.55

North Carolina Intermediate Municipal Bond Fund – Class B	NFS LLC FEBO RUTH M WRIGHT REVOCABLE TRUST BANK OF AMERICA NA 615 LAUREL LAKE SR UNIT A 205 COLUMBUS NC 28722	17,487	5.52

North Carolina Intermediate Municipal Bond Fund – Class B	NFS LLC FEBO FLOYD L & RAMONA M MORRIS TR FLOYD L MORRIS 3136 OLD LOWGAP RD LOWGAP NC 27024-7416	17,413	5.50

North Carolina Intermediate Municipal Bond Fund – Class B	RBC DAIN RAUSCHER FBO EDWARD SANDERS 2218 RICHARDSON DR CHARLOTTE NC 28211-3265	17,130	5.41

North Carolina Intermediate Municipal Bond Fund – Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	231,106	70.71

North Carolina Intermediate Municipal Bond Fund – Class C	NFS LLC FEBO CREIGHTON W SOSSOMON BANK OF AMERICA COLLATERAL PO BOX 9 HIGHLANDS NC 28741-0009	25,934	7.93

North Carolina Intermediate Municipal Bond Fund – Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	15,434,119	96.10

South Carolina Intermediate Municipal Bond Fund – Class A	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA II, 3RD FLOOR JERSEY CITY, NJ 07311	116,963	6.96

South Carolina Intermediate Municipal Bond Fund – Class B	NFS LLC FEBO EDWARD L SMITH JR DIANE H SMITH 2412 TIFFANY DR CHARLESTON SC 29414-5537	20,625	8.14

South Carolina Intermediate Municipal Bond Fund – Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	13,153	5.19

South Carolina Intermediate Municipal Bond Fund – Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	146,208	24.19

South Carolina Intermediate Municipal Bond Fund – Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	81,380	13.46

South Carolina Intermediate Municipal Bond Fund – Class C	RAYMOND JAMES & ASSOC INC FBO FAYSSOUX U/W 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	42,899	7.10

South Carolina Intermediate Municipal Bond Fund – Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	15,382,182	98.69

Virginia Intermediate Municipal Bond Fund – Class B	NFS LLC FEBO AGNES R BOGGUS TTEE THE AGNES R BOGGUS TRUST 1021 COMMODORE DR VIRGINIA BCH VA 23454-2858	21,134	7.72

Virginia Intermediate Municipal Bond Fund – Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	19,630	7.17

Virginia Intermediate Municipal Bond Fund – Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	24,485	19.35

Virginia Intermediate Municipal Bond Fund – Class C	DOROTHY LEE WALSHE 5801 MILL SPRING RD MIDLOTHIAN VA 23112-2341	12,181	9.63

Virginia Intermediate Municipal Bond Fund – Class C	UBS FINANCIAL SERVICES INC. FBO MR. GARY KLINE 4496 OCCOQUAN VIEW CT WOODBRIDGE VA 22192-5803	11,416	9.02

Virginia Intermediate Municipal Bond Fund – Class C	NFS LLC FEBO ELRICA GRAHAM 708 WREN DR PULASKI VA 24301-2727	8,795	6.95

Virginia Intermediate Municipal Bond Fund – Class C	NFS LLC FEBO HAROLD S NOVINGER 211 PARK AVE FALLS CHURCH VA 22046-4311	7,067	5.59

Virginia Intermediate Municipal Bond Fund – Class C	NFS LLC FEBO BRENDA LOUISE LAW 3851 LEWISTON PL FAIRFAX VA 22030-2423	6,523	5.16

Virginia Intermediate Municipal Bond Fund – Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST DALLAS TX 75201-3307	25,030,277	98.11

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As of June 29, 2007, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of the Funds because it owns greater than 25% of the outstanding shares, either beneficially or by virtue of its fiduciary or trust roles or otherwise, is shown below. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

Control Person Ownership of the Funds
Fund	Shareholder Account Registration	Share Balance	Percent of Fund
California Intermediate Municipal Bond Fund	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	14,177,482	91.68%

Georgia Intermediate Municipal Bond Fund	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	9,493,062	82.01%

Maryland Intermediate Municipal Bond Fund	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST DALLAS TX 75201-3307	12,838,293	81.07%

North Carolina Intermediate Municipal Bond Fund	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST DALLAS TX 75201-3307	15,434,120	83.81%

South Carolina Intermediate Municipal Bond Fund	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	15,382,182	84.87%

Virginia Intermediate Municipal Bond Fund	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	25,030,277	82.26%

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APPENDIX A—DESCRIPTION OF SECURITY RATINGS

S&P

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

•	AAA—This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

•	AA—Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

•

A—Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

•

BBB—Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

•

BB, Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

•

B, Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

•

To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The following summarizes the two highest ratings used by S&P for short-term municipal notes.

•	SP-1—Indicates strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a “plus” (+) designation.

•	SP-2—Indicates satisfactory capacity to pay principal and interest.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, however, the relative degree of safety is not as high as for issues designated A-1.

Moody’s

The following summarizes the highest six ratings used by Moody’s for corporate and municipal bonds. The first four denote investment grade securities.

•

Aaa—Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

•

Aa—Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

•

A—Bonds rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

A-1

•

Baa—Bonds rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

•

Ba—Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

•

B—Bond rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody’s applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

The following summarizes the two highest ratings used by Moody’s for short-term municipal notes and variable-rate demand obligations:

•

MIG-1/VMIG-1 — Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

•	MIG-2/VMIG-2 — Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:

•

AAA—Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

•

AA—Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

•

A—Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

•

BBB—Bonds considered to be investment grade and of good credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

•

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment grade:

•	F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

A-2

•	F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

•

F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

For commercial paper, Fitch uses the short-term debt ratings described above.

A-3

APPENDIX B—PROXY VOTING POLICIES AND PROCEDURES

Columbia Management Advisors, LLC (“CMA”)—Proxy Voting Policy

Applicable Regulations

Rule 206(4)-6 under the Investment Advisers Act of 1940

*Form N-PX

*ERISA Department of Labor Bulletin 94-2

Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the GWIM Investment Operations Group, as well as to Compliance Risk Management (“CRM”) and Legal. Business groups to which this policy applies and CRM must adopt written procedures to implement the policy.

Policy

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties. Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending June 30th.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when CMA expects to routinely refrain from voting:

1.	Proxies will usually not be voted in cases where the security has been loaned from the Client’s account.

2.	Proxies will usually not be voted in cases where international issuers impose share blocking restrictions.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Section III, Conflicts of Interest below). CMA’s proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

B-1

Means of achieving compliance

I. PROXY COMMITTEE

CMA has established a Proxy Committee whose standing members include senior investment management personnel, who participate as voting authorities on the Committee. Additionally, the Proxy Committee regularly involves other associates (e.g., Legal representative, Compliance Risk Management representative, GWIM Investment Operations representatives) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee has established a charter, which sets forth the Committee’s purpose, membership and operation. The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with Section IV.C;

(b) review at least annually of this Proxy Voting Policy and Voting Guidelines to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals;

(d) ensure that appropriate disclosure of CMA’s Proxy Voting Policy is made to its clients, is disclosed in CMA’s Form ADV and is made to the Funds’ shareholders; and

(e) oversight of any circumstances where, as described in Section III, CMA may determine it is necessary to delegate proxy voting to an independent third party.

II. CMA’S INVESTMENT ASSOCIATES

Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the GWIM Investment Operations Group will refer these matters first to the relevant CMA research analyst after first confirming with CRM that the proxy matter does not present a conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding CMA’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest—Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B—Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating it to the Proxy Department.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

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III. CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve it in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM will collect and review any information deemed reasonably appropriate to evaluate if CMA or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. CMA investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to Columbia Management’s Conflicts Officer in writing (see Appendix B). CRM will consider information about CMA’s significant business relationships, as well as other relevant information. The information considered by CRM may include information regarding: (1) CMA client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the CMA investment division regarding the proxy matter. CRM will consult with relevant experts, including legal counsel, as necessary.

If CRM determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, CRM will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, CMA’s policy is to invoke one or more of the following conflict management procedures:

•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);

•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent.

•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest – Additional Procedures

Additionally, by assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes to disclose in writing to the Columbia Management Conflicts of Interest Officer (within CRM) any

[1]

Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

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actual or apparent personal material conflicts of interest which he or she may have (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how CMA will vote proxies. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter. CMA’s investment associates also follow the same disclosure requirements for any actual or apparent personal material conflicts of interest as stated in this section.

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA has undertaken a review of the proxy vendor’s conflicts of interest procedures, and will continue to monitor them on an ongoing basis.

BAC as well as CMA have adopted various other policies and procedures that help reinforce this Policy. Please see the associated documents.

Ownership Limits – Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be the Adviser’s proxy voting agent.

IV. PROXY VOTING GUIDELINES

A. CMA’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s adoption using the Proxy Voting Recommendation Form (see Appendix C of this policy). The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Proposals

For the following categories of proposals, either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with the proxy vendor’s or a an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by the proxy vendor, or as specified by the client.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by the proxy vendor, or as specified by the client.

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4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. In general, CMA will refrain from voting such securities. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section V.A will be voted on the specific instruction of the Proxy Committee.

6. Accounts Managed by CMA’s Quantitative Strategies Group. When an issue is held only within an account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, all proposals shall be voted according to the guidelines developed by the proxy vendor or as specified by the client.

7. Executive/Director Compensation. Except as provided in Appendix A, proposals relating to compensation of any executive or director will be voted as recommended by the proxy vendor or as otherwise directed by the Proxy Committee.

8. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The GWIM Investment Operations Group is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The GWIM Investment Operations Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Proxy Guidelines; and (2) review of the fund website to ensure that annual reports are posted in a timely and accurate manner. For additional information regarding the proxy voting process, please refer to the GWIM Investment Operations Desktop Procedures.

Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Compliance Risk Management Conflicts Officer.

Monitoring/Oversight

The Compliance Assessment Team within Compliance Risk Management and the Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

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•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

•	Proxy Committee Meeting Minutes and Other Materials

•	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations

•	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms

•	Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than five years plus the current year. Records must be retained in an appropriate office of CM for the first two years.

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CMA’s Proxy Voting Policy (Appendix A): CMA’S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

•

Proposals for the election of directors or for an increase or decrease in the number of directors, provided that at least two-thirds of the Board of Directors are, presently or at any time during the previous three-year period, “independent” as defined by applicable regulatory and listing standards.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i)	the board as proposed to be constituted would have more than one-third of its members from management;

(ii)	the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii)	the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters — ratification of the appointment of auditors);

(iv)	a director serves on more than six public company boards;

(v)	the CEO serves on more than two public company boards other than the company’s board.

On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

•

Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

•

Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

•	Established governance standards and guidelines.

•	Full board composed of not less than three-fourths “independent” directors, as defined by applicable regulatory and listing standards.

•	Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

•

A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

•

Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

•

The pertinent class of the Company’s voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company’s proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

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•	Proposals that grant or restore shareholder ability to remove directors with or without cause.

•	Proposals to permit shareholders to elect directors to fill board vacancies.

•	Proposals that encourage directors to own a minimum amount of company stock.

•	Proposals to provide or to restore shareholder appraisal rights.

•	Proposals to adopt cumulative voting.

•	Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:

•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

•	Proposals that give management the ability to alter the size of the board without shareholder approval.

•	Proposals that provide directors may be removed only by supermajority vote.

•	Proposals to eliminate cumulative voting.

•	Proposals which allow more than one vote per share in the election of directors.

•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Proposals that mandate a minimum amount of company stock that directors must own.

•	Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

•

Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA’s clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

•	Proposals asking a company to expense stock options.

•	Proposals to put option repricings to a shareholder vote.

•

Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

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•	Proposals for the remuneration of auditors if no more than 25% of the compensation costs comes from non audit activity.

CMA generally will vote AGAINST:

•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.

•	Proposals to authorize the replacement or repricing of out-of-the money options.

•

Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

•

Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

•

Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

•	Whether the company has attained benefits from being publicly traded.

•	Cash-out value

•	Balanced interests of continuing vs. cashed-out shareholders

•	Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.

•	CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

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Supermajority vote

•

CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

•	CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

CMA will review, on a CASE-BY-CASE basis, proposals for Bylaw amendments giving minority shareholders the ability to call a special meeting of stockholders.

CMA generally will vote FOR:

•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

•	Credible reason exists to question:

•	The auditor’s independence, as determined by applicable regulatory requirements.

•	The accuracy or reliability of the auditor’s opinion as to the company’s financial position.

•

Fees paid to the auditor or its affiliates for “non-audit” services were excessive, i.e., in excess of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

•

Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:

•	Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

•

Proposals to change the location of the company’s state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

•

FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

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•

FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

•

Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•

Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company’s financial position.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

•	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’ categorization rules and the Dutch Corporate Governance Code.

•	No call/put option agreement exists between the company and the foundation.

•	There is a qualifying offer clause or there are annual management and supervisory board elections.

•	The issuance authority is for a maximum of 18 months.

•	The board of the company-friendly foundation is independent.

•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

•	There are no priority shares or other egregious protective or entrenchment tools.

•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

•	Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

•	Board structure

•	Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;

•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

•	Are interested directors and sit on the audit or nominating committee; or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

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Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

•	Past shareholder activism, board activity and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of incumbent directors; director nominees

•	Experience and skills of director nominees

•	Governance profile of the company

•	Evidence of management entrenchment

Converting a Closed-end Fund to an Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance as compared with peers

•	Resulting fees relative to peers

•	Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk

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CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	Fund’s target investments

•	Reasons given by the fund for the change

•	Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective.

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

Change in Fund’s Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

•	Strategies employed to salvage the company

•	Past performance of the fund

•	Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation; net effect on shareholder rights

•	Regulatory standards and implications

CMA will vote FOR:

•

Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•

Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

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CMA will vote AGAINST:

•	Proposals enabling the Board to:

•	Change, without shareholder approval the domicile of the fund

•	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940.

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the adviser’s management

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CMA’s Proxy Voting Policy (Appendix B): Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals

Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

__________________________________________________________________________________________________________________________________________

Issuer and Proxy Matter:_______________________________________________________________________________________________________________________

__________________________________________________________________________________________________________________________________________

1.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?

2.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

3.	Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group[2]?

4.	Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

Name:_____________________________________________________________________________________________________________________________________

Signed:____________________________________________________________________________________________________________________________________

Date:______________________________________________________________________________________________________________________________________

[1]	Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.
[2]	Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

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CMA’s Proxy Voting Policy (Appendix C): CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate:__________________________________________

Company Name:_____________________________________________________

Cutoff Date and Meeting Date: __________________________________________

Proxy Agenda Item:___________________________________________________

Description of Item:___________________________________________________

(The above information will be pre-populated by the Proxy Department.)

Recommendation (Check One):

    FOR

    AGAINST

    WITHHOLD

    ABSTAIN

Brief rationale:______________________________________________________________________________________________________

_________________________________________________________________________________________________________________

_________________________________________________________________________________________________________________

_________________________________________________________________________________________________________________

_________________________________________________________________________________________________________________

_________________________________________________________________________________________________________________

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

____________________________________________________________

Signed

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed “Conflicts of Interest Disclosure and Certification Form” to Compliance Risk Management (Conflicts Officer).

_______________________________________________________________________________________________________________________________________________

Send Completed Forms to:

GWIM Investment Operations – Proxy Department

B-16

APPENDIX C – DESCRIPTION OF STATE CONDITIONS

California

In addition to the general financial condition of the State, certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives could adversely affect the ability of issuers of California municipal obligations to pay interest and principal on such obligations. The following information relates specifically to California Intermediate Municipal Bond Fund. This summary does not purport to be a comprehensive description of all relevant facts. Although the Fund has no reason to believe that the information summarized herein is not correct in all material respects, this information has not been independently verified for accuracy or thoroughness by us. Rather, this information has been culled from official statements and prospectuses issued in connection with various securities offerings of the State of California and local agencies in California, available as of the date of this Statement of Additional Information. Further, these estimates and projections should not be construed as statements of fact. They are based upon assumptions which may be affected by numerous factors and there can be no assurance that target levels will be achieved.

General Economic Factors. The economy of the State of California is the largest among the 50 States and is one of the largest in the world, with prominence in the high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services sectors. The State’s General Fund depends heavily on revenue sources that are cyclical, notably personal income and sales taxes.

During the economic boom in the mid to late 1990s, record revenues flowed into the General Fund. The Legislature absorbed the unanticipated revenues by enacting new spending mandates and significant tax cuts took effect. Beginning in 2001, California’s economy slid into recession, and as thousands of jobs were lost and capital gains taxes on stock transfers dropped, General Fund revenues sharply declined. For fiscal years ending June 2002, 2003 and 2004, revenue projections repeatedly proved too optimistic and shortfalls resulted. The State’s economy began to improve in 2004 and grew at a solid pace, resulting in General Fund revenues that exceeded 2005-06 Budget forecasts. The 2006-07 fiscal year began with a balance of $10.5 billion. During the 2006-07 fiscal year, California’s economic expansion slowed due to a cooling real estate market and rising fuel prices, and revenue growth has fallen. The Governor’s office expects economic growth to continue to be slow through 2007, to reflect the decline in the housing market, followed by improved growth rates in 2008 and 2009. Tax receipts for the calendar year through May 31, 2007 are consistent with this outlook for 2007.

Fluctuations in General Fund revenues are more pronounced than the volatility in California’s overall economy and more substantial than the revenue fluctuations in other states, according to a January 2005 study by the Legislative Analyst’s Office (“LAO”), a nonpartisan agency. The budgetary stresses resulting from dependence on cyclical revenue sources have been compounded by an underlying structural budget imbalance whereby anticipated revenues fall short of spending commitments, some of which increase annually by law regardless of revenue.

California personal income gained 6.1 percent in 2006, but is expected by the Governor’s office to drop to 5.3 percent in 2007 before improving to 5.5 percent in 2008 and 5.8 percent in 2009. Taxable sales slowed considerably, however, in the second half of 2006. For the year as a whole, taxable sales increased 3.9 percent in 2006 compared to 7.4 percent in 2005. The pace of non-farm job growth slowed from a 2.1 percent year-over-year pace in the first quarter of 2006 to 1.6 percent during the first quarter of 2007. The job growth was broad-based, as eight of California’s eleven major industry sectors gained jobs, but the slowdown in construction employment accounted for most of the slowdown. The State’s unemployment rate averaged 4.9 percent in 2006, and fell to 4.8 per cent in the first three months of 2007. The estimated unemployment rate for April increased to 5.1%, however, the largest one-month increase since November 2001.

After several years of record sales and soaring prices, home sales began to soften in the fourth quarter of 2005. The median price for existing home sales more than doubled between April 2001 and June 2005, from $262,420 to $542,720, but between June 2005 and February 2007, appreciation has slowed and the median price has fluctuated in the range of $540,000-$570,000. The state’s median existing single-family home price rose to $597,640 in April 2007, a 6% increase from a year earlier, but sales dropped 28% below the number in April 2006. The price increase is attributed by state officials to a shift in the composition of home sales, who note that tightening credit standards, rising foreclosures and burgeoning new home inventories weakened sales in lower-priced markets, while higher-priced markets showed modestly improved sales. Other indicators pointing to a housing slowdown include fewer loan applications and a slower pace of new residential building permit activity. It is not clear that recent questions about the strength of the sub-prime mortgage market have yet been reflected in the performance of the housing market.

Bond Ratings. Three major credit rating agencies, Moody’s Investors Service, Standard and Poor’s (or S&P) and Fitch Ratings, assign ratings to California long-term general obligation bonds. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the municipal bonds they rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields while obligations with the same maturity and coupon with different ratings may have the same yield.

In May 2006, Moody’s upgraded the credit rating of the State’s general obligation bonds from A2 to A1, because of a strong economy and growing tax revenue. Also in May 2006, S&P upgraded its rating from A to A+, citing California’s “strong economic growth in almost all sectors,” and its recent revenue surge, which led to a higher than expected general fund balance and reduced the State’s structural deficit. In June 2006, Fitch upgraded the rating of the same bonds from A to A+, citing the State’s continuing economic recovery, strong revenue performance, and continued progress in reducing fiscal imbalances. It is not possible to determine whether or the extent to which Moody’s, S&P or Fitch will change such ratings in the future.

Notwithstanding the upgrades by the rating services, California’s general obligation bonds currently have lower ratings than all rated states other than Louisiana. Lower ratings make it more expensive for the State to raise revenue, and in some cases, could prevent the State from issuing general obligation bonds in the quantity otherwise desired. Downgrades may negatively impact the marketability and price of securities in the Fund’s portfolio.

State Finances. The monies of California are segregated into the General Fund and approximately 900 Special Funds. The General Fund consists of the revenues received by the State’s Treasury that are not otherwise required by law to be credited to another fund, as well as earnings from State monies not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most major revenue sources of the State. Monies in the General Fund are appropriated pursuant to constitutional mandates or by legislation. The unreserved fund balance of the General Fund is known as the Special Fund for Economic Uncertainties (“SFEU”). The SFEU consists of the residual of total resources after total expenditures and all legal reserves. The State draws on the SFEU to fund general activities when revenues decline or expenditures unexpectedly increase. Any appropriation from the SFEU is an appropriation from the General Fund for budgeting and accounting purposes.

A new Special Reserve Fund was created in 2004 with the successful passage of Proposition 58. The State is required to contribute to the Special Reserve Fund 1 percent of revenues in 2006-07, 2 percent in 2007-08, and 3 percent in subsequent years, subject to a cap. Part of the Special Reserve Fund is dedicated to repayment of $11 billion of economic recovery bonds (ERBs), which were authorized by voters and sold in fiscal year 2003-04 to finance the negative General Fund reserve balance as of June 30, 2004 and other General Fund obligations taken prior to June 2004; the fund will also be used to cushion future economic downturns or remediate natural disasters.

Budget Process.

California’s fiscal year runs from July 1 to the following June 30. The January before the existing budget expires, the Governor proposes a new budget. The Governor’s proposal is based on assumptions about the budget act then in effect, is updated in May, and is subject to negotiation with the Legislature before enactment in the summer. Pursuant to Proposition 58, which was adopted by voters in March 2004, the Legislature is required to enact a budget in which General Fund expenditures do not exceed estimated General Fund revenues and fund balances at the time of passage. Previously, governors were required to propose balanced budgets, but the Legislature could enact a deficit budget. The balanced budget determination for Proposition 58 is made by subtracting expenditures from all previous revenue sources, including prior year balances. Proposition 58 also prohibits certain future borrowing to cover fiscal year-end deficits.

To pass a budget act requires a two-thirds vote in the Legislature. The Governor may reduce or eliminate specific line items in the budget act without vetoing the entire act; these line-item vetos are subject to override by a two-thirds vote in each house of the Legislature. Appropriations also may be included in legislation other than the annual budget act. Except for bills containing appropriations for K-12 schools or community colleges, which require only a simple majority vote, appropriating legislation must be passed by a two-thirds majority in the Legislature and signed by the Governor. Funds necessary to fulfill an appropriation need not be in the State Treasury at the time the appropriation is enacted; revenues may be appropriated in anticipation of their receipt.

Fiscal Year 2006-07 Budget.

The 2006-07 Budget Act, enacted on June 30, 2006 (the “2006-07 Budget”), projects revenues to increase 1.2 percent to $93.9 billion and expenditures to increase 9.5 percent to $101.3 billion. The 2006-07 Budget assumed that the State General Fund would end fiscal year 2005-06 with a positive reserve of $9.5 billion. The resulting shortfall between expenditures and revenues was expected to draw down the current year reserve to $2.1 billion at the end of fiscal year 2006-07. The spending growth reflects significant spending increases for a variety of State programs and repayments and/or prepayments of $2.8 billion on obligations incurred in prior years. Education received the largest funding increase, with the minimum guaranteed amount for 2006-07 fully paid, and $2.9 billion allocated to restore guaranteed amounts that were withheld to save money in 2004-05 and 2005-06. The 2006-07 Budget paid the Transportation Improvement Fund the full $1.4 billion of annual gasoline tax revenue owed under Proposition 42, and repaid $1.4 billion of borrowing and transfers withheld pursuant to cost avoidance mechanisms implemented in the 2003-04 and 2004-05 Budgets. The 2006 Budget Act projected that after adjusting for repayments or prepayments of prior obligations and one-time investments, the net operating deficit would be $3.3 billion. The 2006-07 Budget did not include any significant tax changes.

Some of the revenue and cost-saving assumptions reflected in the 2006-07 Budget were uncertain at the time of enactment.

Proposed Fiscal Year 2007-08 Budget.

On January 10, 2007, Governor Schwarzenegger released his proposed budget for 2007-08 (the “2007-08 Governor’s Budget”). The 2007-08 Governor’s Budget proposed an increase in General Fund appropriations of one percent, from an estimated $102.1 billion in 2006-07 to $103.1 in 2007-08, while revenues are projected to increase 7.7 percent, from an estimated $95 billion in 2006-07 to $102.3 billion in 2007-08. The operating shortfall is expected to reduce the budget reserve from an anticipated balance of $2.9 billion at the end of fiscal year 2006-07 to $2.1 billion by the close of fiscal year 2007-08.

The 2007-08 Governor’s Budget proposes a significant increase in education spending over 2006-07, including a $3.1 billion increase for K-12 education and a $1.0 billion increase for higher education.

To maintain a budget reserve at the end of the 2007-08 fiscal year, despite expenditure growth of $1.2 billion, the Governor’s Budget includes $3.4 billion in cost-saving and revenue-generating solutions. The solutions include $496 million in reduced appropriations for the California Work Opportunity and Responsibility to Kids (CalWORKS) program, by suspending the July 2007 cost-of-living adjustment and eliminating the grant to children in families that are out of compliance with the program. Other features of the 2007-08 Governor’s Budget include appropriation of $13.7 billion of bonds approved by the voters in November 2006 as part of a $115.8 billion Strategic Growth Plan package.

On May14, 2007, Governor Schwarzenegger released his revised budget for 2007-08 (the “2007-08 May Revision”), which projected reduced revenues for fiscal years 2006-07 and 2007-08 combined, primarily as a result of weaker-than-expected collections of personal income taxes and sales taxes in April 2007. The 2007-08 May Revision estimates General Fund revenues and transfers of $101.253 billion and General Fund expenditures of $103.8 billion. State officials describe most General Fund spending as non-discretionary, required by federal or state law, binding labor agreements or court orders. Of the total spending proposed by the 2007-08 May Revision, $1.7 billion, or two percent, is dedicated to paying debt, and $1 billion, or less than one percent, is proposed for policy choices.

By statute, the 2007-08 Budget will include at least $1 billion to retire ERBs, and the Governor has proposed to allocate an additional $600 million to prepay a portion of the ERBs. If this proposal is enacted, the total set aside to repay the ERBs will equal $7.4 billion in the four years since the bonds were issued. The Department of Finance projects that the ERBs will be fully retired in November 2009, 14 years ahead of schedule.

Changes of the 2007-08 May Revision from the 2007-08 Governor’s Budget include restoring funding for school transportation, fully funding the Proposition 98 school funding minimum guarantee, redirecting gasoline sales tax revenues designated for transit uses to the General Fund and suspending the January 2008 cost-of-living increase for the supplemental security income programs. The 2007-08 May Revision estimates that the 2006-07 and 2007-08 fiscal years will end with a budgetary reserve of $4.4 billion and $2.2 billion, respectively. The net operating deficit in 2007-08 is estimated to be $1.4 billion, as adjusted for debt repayments, major non-structural costs and the recognition of a major one-time gain.

In the 2007-08 May Revision, the Governor proposed other revenue solutions, including selling the State student loan guarantor, Ed-Fund, to a private buyer for a one-time payment of approximately $1 billion. The Governor also proposed consideration of leasing the State lottery to private operators to improve lottery returns.

In its Overview of the 2007-08 May Revision, dated May 15, 2007, the LAO stated that the revenue and expenditure assumptions in the 2007-08 May Revision are generally reasonable, but that it did not make adequate provision for intervening events that would require increased expenditure or reduce revenue, including litigation and other risks. The LAO anticipates that General Fund expenditures will exceed revenues in 2007-08 by $3.5 billion, rising to over $5 billion in 2008-09, and that a pattern of shortfalls will continue in subsequent years. The LAO points out that as the housing market slows, cities and counties have less revenue to fund K-12 education, which means that the State’s obligation increases in order to maintain the funding levels guaranteed by Proposition 98.

Several features of the May Revision were uncertain at the time they were proposed. For example, the May Revision assumed that bond proceeds of $314 million would be derived from certain tribal gaming revenues. Lawsuits challenging the revenue-generating tribal gaming compacts have prevented the bonds from being sold. As of May 31, 2007, year to date General Fund revenue was $111 million below assumptions in the May Revision.

As of July 13, 2007, the 2007-08 Budget had not been enacted. Notwithstanding a constitutional deadline that the next fiscal year’s budget be passed before it begins on July 1, the deadline has been more frequently missed than met. If the budget is not enacted by the end of July, the State will not be able to make timely payments to vendors, community colleges and elected state officials, although bond payments, payroll for employees covered by labor agreements, and welfare benefits will not be affected. Passage of the budget has been delayed while lawmakers whether to prepay state debt, as the Governor has proposed, or avoid a suspension of cost-of-living adjustments to social welfare recipients.

Future Budgets.

Actions taken in the future by the State Legislature, the Governor and voters to deal with changing State revenues and expenditures cannot be predicted. Among many other variables, a significant source of future liabilities is the post-employment health benefits that the State provides to its employees and their spouses and dependents. The State recognizes these costs on a “pay-as-you-go” basis, and the amount budgeted for these benefits has doubled to $1.1 billion in the five-year period between fiscal years 2002-03 and 2007-08. The long-term costs for post-employment benefits may negatively affect the State’s financial reports and impact is credit ratings if the State does not adequately manage these costs. It is anticipated that these costs will continue to grow in the future.

The State budget will also be affected by national and State economic conditions and other factors.

State Indebtedness.

The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies. In the 2006 Debt Affordability Report released in October 2006, the Treasurer reported that a significant component of the State’s outstanding debt consists of $11.3 billion principal amount of ERBs. California’s ratio of debt service to General Fund revenues is projected to be 4.32 percent for fiscal year 2006-07, based on $4.052 billion in debt service payments versus $93.882 billion in General Fund revenues. This projected ratio does not include the ERBs, which are repaid from a dedicated quarter-cent sales tax. When the ERB debt service and dedicated revenue stream are included in the ratio, the resulting projected ratio of debt service to General Fund revenues increases to 4.72 percent in 2006-07. California’s debt levels are consistent with those of other large states.

General Obligation Bonds. California’s capacity to issue general obligation bonds is described in the State constitution. General obligation indebtedness of the State may not be created without the approval of a majority of voters. Debt service on general obligation bonds is the second charge to the General Fund after the support of the public school system and public institutions of higher education. General obligation bond authorizing acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds be paid from the General Fund. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds. As of June 1, 2007, the State had outstanding approximately $49.7 billion aggregate principal amount of voter-authorized general obligation bonds (including the $8.9 billion of ERBs), of which $38.8 billion is payable primarily by the General Fund, and $10.9 billion is payable from other revenue sources. As of June 1, 2007, there were unused voter authorizations for the future issuance of approximately $70.5 billion long-term general obligation bonds.

In response to the Governor’s proposal for a $220 billion infrastructure plan, the Legislature approved a $115.8 billion Strategic Growth Plan, which includes $50.1 billion in existing funding, $28.4 billion in new leveraged funding sources, and approximately $37.3 billion in new general obligation bonds that were approved by voters as four propositions on the November 2006 ballot. The funds authorized by the four propositions are dedicated to the following programs: (i) $19.9 billion for transportation improvements, air quality and port security, (ii) $10.4 billion for school modernization and construction, (iii) $4.1 billion for flood control and prevention and levee repair, and (iv) $2.9 billion for affordable housing programs.

An initiative measure authorizing $5.4 billion in bonds for water quality and flood control also was approved by voters on the November 2006 ballot. Court challenges to the $3 billion, 10-year bond program to support stem cell research ended in May 2007, and the State intends to issue the first $250 million tranche in July or August 2007. Proceeds of the initial issuance will be used in part to repay a $150 million loan from the General Fund to support the research while litigation was pending.

Commercial Paper. Voter-approved general obligation indebtedness may be issued as commercial paper notes for some bond issues. Pursuant to the terms of the bank credit agreement supporting the general obligation commercial paper program, not more than $1.5 billion in general obligation commercial paper notes may be outstanding at any time. The State is negotiating an increase under the credit agreement to $2.5 billion. As of May 1, 2007, the State had $1.3 billion aggregate principal amount of general obligation commercial paper notes outstanding.

Lease-Revenue Bonds. In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-revenue bonds. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities such as office buildings, university buildings or correctional institutions. These facilities are leased to a State agency or the University of California under a long-term lease which provides the source of payment of the debt service on the lease-revenue bonds. The State had approximately $7.7 billion General Fund-supported lease-revenue debt outstanding at June 1, 2007. On May 3, 2007, Governor signed legislation authorizing the issuance of up to $7.4 billion lease revenue bonds to finance construction of state prisons, county jails and local re-entry facilities.

Non-Recourse Debt. Certain State agencies and authorities issue revenue obligations for which the General Fund has no liability. Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities (including the California State University and University of California systems), housing, health facilities and pollution control facilities. State agencies and authorities had outstanding about $48.3 billion in aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund as of December 31, 2006.

Future Issuance Plans. In light of significant new authorizations for State bonds, the State Treasurer’s Office indicated that it expects the volume of general obligation bonds and lease revenue bonds to increase substantially in fiscal year 2007-08, reaching levels of $12-16 billion per fiscal year by 2009-10, with amounts declining thereafter, assuming no further new bond authorizations in the interim, or issuance of refunding bonds.

Governor Schwarzenegger is promoting a $4 billion bond proposal for building dams, for presentation to voters in 2008. A $9.95 billion bond measure for high speed rail projects was moved from the November 2006 ballot to the 2008 general election. The Governor has proposed to defer the light rail bond measure indefinitely.

Economic Recovery Bonds. Repayment of the ERBs is secured by a pledge of revenues from a one-quarter cent increase in the State’s sales and use tax starting July 1, 2004. In addition, the ERBs are secured by the State’s full faith and credit. The State issued $10.9 billion principal amount of ERBs, which resulted in net proceeds to the General Fund of approximately $11.3 billion during the 2003-04 fiscal year. The State may issue the remainder of the authorized ERBs at any time in the future, but the 2007-08 May Revision assumes no ERBs will be issued in fiscal year 2007-08. The State retired early approximately $623 million of the ERBs during fiscal year 2005-06 and $585 million in fiscal year 2006-07 to date as of March 1, 2007, and an additional $508.2 million July 1, 2007.

Tobacco Settlement Revenue Bonds. In 1998 the State signed a settlement agreement with four major cigarette manufacturers, which agreed to make payments to the State in perpetuity. In 2002, the State authorized the sale of revenue bonds secured by the tobacco settlement revenues. On March 14, 2007, the State completed a refinancing of the bonds, which included a covenant that the Governor will request a General Fund appropriation to pay debt service and related costs if revenues fall short. The Legislature is not obliged to make a requested appropriation, and the tobacco settlement revenue bonds are neither general nor legal obligations of the State or any of its political subdivisions. The refinancing generated additional proceeds of approximately $1.26 billion for General Fund purposes.

Cash Flow Borrowings. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. The State issued $1.5 billion of revenue anticipation notes in October 2006, which must be repaid by the end of fiscal year 2006-07, in order to maintain adequate reserves to manage the State’s cash flow requirements during the fiscal year. This was the smallest annual revenue anticipation note borrowing since fiscal year 2000-01.

Inter-fund Borrowing. Inter-fund borrowing permits the General Fund to transfer money from special funds when the General Fund is or will be exhausted. All transfers must be restored to the transferor special fund as soon as there is sufficient money in the General Fund to do so, and no transfer may be made if it would interfere with the objective for which such special fund was created. As of May 31, 2007, there were approximately $1.6 billion of outstanding loans from the SFEU or other inter-fund sources to the General Fund.

Tax Revenues.

The State’s major tax revenue sources are personal income tax, sales tax, corporation tax, and insurance tax. The personal income tax, which accounts for a significant portion of General Fund tax revenues, is closely modeled after the federal income tax law. It it is imposed on net taxable income, with rates ranging from 1.0 percent to 9.3 percent. The personal income tax structure is considered to be highly progressive. Taxes on capital gains realizations and stock options, which are largely linked to stock market performance, contributes volatility to personal income tax receipts, accounting for as much as 24.7 percent and as little as 7.3 percent of General Fund revenues in the last 10 fiscal years.

The sales tax is imposed on most retail sales and leases, subject to a number of exemptions. The base state and local sales tax rate is 7.25 percent, but is higher in certain local jurisdictions.

Corporation tax revenues are comprised of the franchise tax and corporate income tax, which apply to businesses doing business in California or deriving income from California sources, is levied at 8.84 percent rate on profits. Banks and other financial corporations are subject to the franchise tax plus an additional 2 percent tax on net income. California has an AMT similar to federal law. Subchapter S corporations are taxed at 1.5 percent of profits. Limited liability companies are subject to fees, the constitutionality of which is under challenge. Potential refunds are estimated at up to $1.04 billion in 2007-08 and up to $260 million in 2008-08, with annual losses of up to $340 million in 2008-09 and increasing amounts in future years.

California’s estate tax has been phased out pursuant to the federal estate tax cut, which sunsets after 2010. After that time, the federal estate tax will be reinstated along with the State’s estate tax, which is designed to absorb the maximum credit allowed against the federal estate tax return.

Constitutional, Legislative and Other Factors. California voters have approved a series of tax-limiting initiatives, which have increased the difficulty in raising taxes, restricted the use of revenues, or otherwise limited the discretion of the Legislature and Governor in enacting budgets, and adding complexity to the revenue-raising process of the State and local entities. California also has a rule of taxpayer standing (Cal. C.C.P. 526a) that permits any citizen or corporation liable to pay a tax to challenge the assessment in court to prevent illegal expenditure, waste, or injury, provided that no bonds for public improvements or public utilities may be enjoined. With this relatively low bar to taxpayer lawsuits, the California judiciary has interpreted many of the tax-related initiatives, sometimes with results unexpected by taxing authorities. No assurances can be given that California entities will be able to raise taxes to meet future spending requirements. It is also possible that California entities have not successfully complied with the complex legislative framework, and may in the future be required to return revenues previously collected.

The primary units of local government in California are the 58 counties, which are responsible for the provision of many basic services. There are also 478 incorporated cities in California and thousands of special districts formed for education, utilities and other services. The fiscal condition of local governments has been constrained by a number of propositions.

The initiatives began in 1978 with Proposition 13 (Cal. Const. Art. XIIIA), which, as amended, generally caps the maximum real property tax that may be imposed at one percent, caps annual increases in assessed property values at two percent, permits reassessment to market value only on sale (subject to certain exemptions), and requires local governments to obtain the approval of two-thirds of the electorate to impose special taxes (taxes imposed for specific purposes). Proposition 13 also gave the State legislature responsibility for allocating the remaining proceeds of the property tax. Proposition 13 was intended to stop local governments from relying on open-ended voter approval to incur governmental expenses deemed desirable from year to year, and from levying taxes accordingly. Proposition 13 is believed to have altered local land development policies by encouraging localities to approve development of retail facilities over housing: typically, cities and counties obtain the highest net revenues from retail developments, and housing and manufacturing developments often yield more costs than tax revenues. Furthermore, because the basic one percent ad valorum tax is based on the value of the property as of the owner’s acquisition, the amount of tax on comparable properties varies widely.

Proposition 4 or the “Gann Initiative” (Cal. Const. Art. XIIIB) was adopted in 1979 and restricts State and local spending of revenues derived from taxes, regulatory licenses, user charges or other fees. The spending limits are adjusted annually to reflect changes in the cost of living and population growth. If revenues exceed limits, local governments must return excess revenues to taxpayers in the form of rate reductions; the State is obligated to refund half of the excess to taxpayers, and to transfer the remaining half to schools and community colleges.

Both Propositions 13 and 4 have been amended several times, but both continue to constrain State and local spending. After the passage of Proposition 13, the State provided aid to local governments from the General Fund to make up some of the lost property tax revenues, including taking over the principal responsibility for funding local K-12 schools and community colleges. During the recession of the early 1990s, the State curtailed post-Proposition 13 aid to local government entities other than school districts by requiring cities and counties to transfer some of their allocated property tax revenues to school districts. Notwithstanding the cutbacks, local governments have continued to rely on the State to support basic local functions, including local law enforcement, juvenile justice and crime prevention programs.

In 1986, California voters approved Proposition 62, a statute that requires super-majority approvals of local government taxes. Two-thirds of the local entity’s legislative body and a majority of its electorate must approve any tax for general governmental purposes, and two-thirds vote of the electorate must approve any special tax for specific purposes.

In 1996, California voters approved Proposition 218 (Cal. Const. Arts. XIIIC and XIIID), an initiative with a purpose of “limiting local government revenue and enhancing taxpayer consent.” Proposition 218 requires a majority of a local entity’s electorate to approve any imposition or increase in a general tax, and two-thirds of the local entity’s electorate to approve any imposition or increase in a specific tax. Proposition 218 also precludes special districts, including school districts, from levying general taxes; accordingly, special districts are required to obtain two-thirds approval for any increases. Proposition 218 has a retroactive effect, in that it enables voters to use initiatives to repeal previously authorized taxes, assessments, fees and charges. Proposition 218 is generally viewed as restricting the fiscal flexibility of local governments, and for this reason, some California cities and counties experienced lowered credit ratings, and other local governments may be reduced in the future. In recent lawsuits, the California Court of Appeal has applied the anti-tax intent of Proposition 218 broadly to find city and county taxes and charges invalid.

The fiscal relationship between the State and cities and counties changed in 2004, with the enactment of Proposition 1A and related legislation. Among other things, Proposition 1A limits the State’s access to local government revenue sources by placing hurdles to the State’s ability to borrow such revenues and limiting such borrowing to no more than two out of ten fiscal years. In addition, the State cannot reduce the local sales tax rate or restrict the authority of the local governments to impose or change the distribution of the statewide local sales tax. The State’s authority to mandate activities on cities, counties and special districts is, as of fiscal year 2005-06, conditioned on the State providing funding for such activities. Mandates without funding are suspended and the local governments need not comply. Proposition 1A further requires the State to reimburse local governments for mandated costs incurred prior to the 2004-05 fiscal year, beginning in 2006-07 over a period of 15 years. The remaining estimated claims for mandated costs is $1.0 billion.

Other litigation and initiatives complicate the State’s ability to spend tax revenue.

In 1988, voters passed Proposition 98, which, as modified by Proposition 111, guarantees K-12 schools and community colleges a minimum share of General Fund revenues. Proposition 98 permits the Legislature, by a two-thirds vote in both houses and with the Governor’s concurrence, to suspend the minimum funding formula for a one-

year period. The 2004-05 Budget suspended the level of Proposition 98 spending by setting a statutory funding target approximately $2 billion lower than the constitutional guarantee. This suspended amount was fully paid in 2005-06. However, subsequent growth in General Fund revenues increased the 2004-05 Proposition 98 amount by an additional $1.6 billion, bringing the total value of the legislative suspension to $3.6 billion. Because the Proposition 98 minimum guarantee is calculated based on prior-year funding, the 2005-06 funding level was also affected by the increased revenues and was $1.1 billion less than the statutory target levels. This suspended amount is added to the existing maintenance factor, or the difference between Proposition 98 guarantees and actual appropriations. The unpaid additional funding requirements were the subject of a lawsuit by the California Teachers Association, which has been settled. The State agreed to require the $2.8 billion obligation with a $300 million payment in fiscal year 2008-08 and further annual payments of $450 million beginning in fiscal year 2008-09 until the entire obligation is repaid. After estimated and proposed payments in 2006-07 and 2007-08, the total estimated maintenance factor balance will be $65.5 million at the end of fiscal year 2007-08. This maintenance factor balance is required to be restored in future years as economic conditions improve.

Not only was the current year spending withheld in 2004, but cumulative shortfalls for prior years were also calculated and deferred pursuant to statute. The estimated $1.4 billion due for prior fiscal years is to be repaid in annual increments of $150 million beginning in 2006-07. The Governor received in March 2007 a series of reports which he commissioned, that recommend education reforms before increasing funding. The recommendations are under consideration.

With a ballot initiative in November 2004, voters approved surcharge of one percent on incomes over $1 million to pay for county mental health services. The LAO cites this enactment as a potential obstacle to efforts to reduce the volatility of State revenues, because it may impede adjustments to the progressive structure of the State’s personal income tax.

The full impact of enacted propositions and initiatives on existing and future California security obligations remains to be seen. Further, it is unknown whether additional legislation bearing on State and local government revenue will be enacted in the future and, if enacted, whether such legislation will provide California issuers enough revenue to pay their obligations.

Litigation. The State is involved in certain legal proceedings (described in the State’s recent financial statements). Some of these have been recently decided against the State, including a judgment requiring the State Controller discontinue its escheat practices regarding unclaimed property until better processes are in place to notify property owners, which is expected to cost the State as much as $130 million annually until the notice mechanism is remedied. The State is also subject to several lawsuits concerning deficiencies in its prison system, has already spent $1 billion to address inmate requirements, and could be ordered to spend hundreds of millions of dollars in the future. The State is currently appealing a trial court judgment that it must pay more than $500 million to the retired school teachers’ pension fund, finding unconstitutional a statute that deferred the amount of the State’s obligation for the fiscal year 2003-04.

Additional pending suits may cause the State to incur judgment costs in the future or inhibit the State from raising revenues. For example, a series of tax cases challenging the State’s methods of calculating corporate taxes could, if decided in favor of the taxpayers, result in refunds and annual tax revenue losses of hundreds of millions of dollars. The State’s proposal to issue bonds to fund all or a portion of the State’s pension obligations has been finally rejected by the California courts.

The State is also subject to penalties if it fails to meet the conditions attached to federal funds. For example, California’s welfare caseload is subject to a 50% work participation level beginning in federal fiscal year 2007, but considerable improvement in work participation rates must be achieved to avoid penalties, which could cost the state and counties more than $1.5 billion over a five-year period. The 2007-08 May Revision proposes major changes to emphasize work participation and better align the State and counties with federal work requirements.

Recent Developments Regarding Energy. The stability of California’s power grid and its transmission capacity remains of concern. In its 2007 Summer Assessment, California’s Independent Service Operator predicted adequate capacity to meet anticipated summer 2007 demands. Record heat waves in the summer of 2006 resulted in transmission emergencies, which prompted cuts to certain volunteer customers but avoided rotating blackouts. In 2000 and 2001, at the height of California’s energy crisis, the State experienced rolling blackouts, or cuts of power to entire blocks of the power grid. Since 2001, California’s supply of electric energy has been augmented by net new capacity, transmission lines have been upgraded, and new technology is being implemented to improve supply management.

Natural gas prices in California are not regulated and therefore may fluctuate. Significant interruption in natural gas supplies could adversely affect the economy, including generation of electricity, a significant part of which is fueled by natural gas.

California’s Global Warming Solutions Act of 2006 requires the State to reduce greenhouse gas emissions by 2020. Policies to implement this mandate are currently under evaluation. California’s electricity sector is expected to face particular challenges in reducing emissions, in part because a significant percentage of electricity consumed by Californians is generated by coal-fired plants outside the State. A proposition seeking to end California’s ban on building new nuclear energy plants has been submitted for certification by the Attorney General for inclusion on a 2008 ballot.

The cost and availability of electricity is a relevant factor to the State’s economic growth potential. There can be no assurance that there will not be future disruptions in energy supplies or related developments that could adversely affect the State’s and local governments’ economies, and that could in turn affect State and local revenues.

Seismic Activity. Substantially all of California is within an active geologic region subject to major seismic activity. Northern California in 1989 and Southern California in 1994 experienced major earthquakes causing billions of dollars in damage. Neither event has had any long-term negative economic impact. Seismic retrofitting is an ongoing expense for State infrastructure. In the event of an earthquake, California municipal obligations could be affected by revenue interruptions resulting from damaged to productive assets, income tax deductions for casualty losses, or reduced property tax assessments.

Fire. Due to hot summers, low humidity and dry winds, California is subject to certain risks with regard to wildfires. The State bears responsibility for fire control in 31 million acres of wildland, mostly privately owned. The State has proposed exacting user fees to allocate the cost of wildfire containment to private landowners and to cities and counties. In 2005, fires have burned in Los Angeles, Riverside and San Bernardino counties. In October 2003, large wildfires engulfed over 746,000 acres and hundreds of homes in Los Angeles, Riverside, San Bernardino, San Diego and Ventura Counties. Losses have been estimated in the range of $1.5 to $2.5 billion. Southern California has experienced a drought that increases its vulnerability to wildfire. Fire protection costs have increased over the last 10 years due to increased population in wildland areas, labor costs and unhealthy forest conditions, where trees are dry due to infestation and drought.

Water Supply and Flooding. Due to aspects of its geography, climate and continually growing population, California is subject to certain risks with regard to its water resources. California has intermittently experienced droughts and floods. During prior droughts, some urban areas resorted to mandatory rationing, farmers in several agricultural areas chose to leave part of their acreage fallow, and ecosystems in some regions endured severe deprivations. Heavy rainfall may result in floods and landslides, particularly in areas damaged by wildfire.

Northern California relies on a system of levees to channel waterways around agricultural and populated land, and Southern California relies on these levees to transfer water supplies. Levee infrastructure is known to be deteriorating, and there is concern that an earthquake or major storm could cause levees to fail. The California Department of Water Resources estimates that billions of dollars of improvements may be necessary to bring state levees up to basic standards, with additional hundreds of millions needed annually for maintenance. Court decisions have clarified State liability for flood damage. On February 27, 2006, the Governor declared a State of Emergency to permit immediate work on repair of levees and waterways in the Sacramento-San Joaquin Flood Control System. These emergency repairs are expected to cost approximately $200 million, some or all of which may be reimbursed by the federal government or from bond funds. As with the potential risks associated with seismic activity, any California municipal obligation could be affected by an interruption of revenues because of damaged facilities or income tax deductions for casualty losses or property tax assessment reductions.

Georgia

Located in the southeastern region of the United States, the State of Georgia (“Georgia” and the “State”) has experienced substantial growth over the last several decades. Since 1960, the population of Georgia has more than doubled, currently making Georgia the country’s ninth most populated. Between 2000 and 2006, Georgia grew by almost 1,177,488 people, a growth rate of 14.4%, third fastest in the nation. (2006 Census estimate: 9,363,941).

Georgia’s economy is fairly diversified, with private sector employment almost equally spread between manufacturing, services, wholesale sales and retail sales, with concentrations in manufacturing, trade, transportation and utilities, information technology, and professional and business services exceeding the national average. For the past several decades, this diversity has allowed Georgia to experience almost continuous economic growth, while other states more dependent upon a single business sector have experienced some periods of economic contraction. While this diversity did not insulate Georgia’s economy from the nationwide economic downturn that occurred in 2002-2004, this diversity has allowed Georgia’s economy to fully recover since then, and it now enjoys the same economic growth as it did before the downturn.

One example of this diversity is Georgia’s labor market. Historically, Georgia has enjoyed an unemployment rate significantly below the national average. While Georgia did experience a negative trend during the early part of this decade, recent data shows the state unemployment rate is once again well below the national average (State unemployment rate of 4.1% versus a 4.5% unemployment rate nationally in May 2007).

Historically, most of the job growth in Georgia has been in the Atlanta MSA. However, over the last several years, there has been great emphasis placed upon developing other parts of the State, so that these areas can begin to reap the economic benefits traditionally limited to the Atlanta MSA. One example of this is the OneGeorgia Authority, which is discussed below. Those efforts have begun to bear fruit, as for the last 3 years (2003-2006), the statewide growth rate has exceeded the Atlanta MSA growth rate (1.9% vs. 1.7%, 2.9% vs. 2.7% and 4.3% v. 4.0% respectively). This job growth is expected to continue in the foreseeable future, as Georgia’s overall employment rate is expected to increase by 1.3% in 2007, 1.6% in 2008 and 2.1% in 2009.

Another contributing factor to Georgia’s economic success is its location, which affords its residents and businesses easy access to commercial centers throughout the world.

For ground transportation, the capital city of Atlanta is one of the few major US cities with 3 interstate highways. As a result, Georgia manufacturers and distributors are within 2 truckload days of 82% of the US industrial market.

Atlanta’s Hartsfield-Jackson Airport (the “Airport”) is one of the world’s busiest, serving over 84,846,639 passengers in 2006 with destinations to 192 cities in 31 countries. This traffic level represented a 1.23% decrease over 2005 rates (due, in a major part, to the financial difficulties encountered by Delta Airlines, the Airport’s major carrier, which is discussed below), but that trend appears to have reversed for 2007, with passenger traffic up 2.6% over the first five months of 2007 (and approximately the same level as the first five months of 2005). Annual Airport passenger traffic is anticipated to increase to 121,000,000 by 2015.

The Airport also has over 1,200,000 square feet of cargo dock handling space, which allowed the Airport to handle more than 765,002 metric tons of cargo in 2006 (a significant decrease from 2004 due to a loss of a cargo carrier in 2005); interestingly, however, international cargo increased 13.7% from 2005 to 2006 (344,975 v. 392,154 metric tons). These dame trends have continued in 2007, with total freight tonnage down 2.93% for the first five months, but international freight tonnage is up 1.51% over the same period.

To facilitate this projected increase in usage, the Airport is in the seventh year of a ten year $5.4 billion capital improvement project, which is the largest such project in the history of the State of Georgia. The centerpiece of this expansion was the building of a fifth runway, which opened on May 16, 2006, and is expected to significantly reduce air traffic congestion.

Finally, with respect to water transport, Georgia has two significant deepwater ports, Savannah and Brunswick, as well as two inland barge operations, Columbus and Bainbridge. Like the Airport, these ports have also experienced a significant increase in traffic. Out of 361 ports in the U.S., Savannah has just passed Charleston to become the fourth largest container port in the country, while Brunswick is the number six auto port in the nation. In fiscal year (“FY”) 2006, the Georgia Ports Authority handled 2,041,789 Twenty Foot Equivalent Unit containers (“TEUs”), a 16 % increase over the previous year. Between FY 2002 and FY 2006, Port of Savannah’s throughout grew by 78%.

Also like the Airport, Georgia’s water ports are also currently involved in significant capital improvement projects. The Brunswick Deepening Project is scheduled for completion in 2007, while the preliminary work for the Savannah Harbor Expansion Project has been completed. The latter project is expected to be complete by 2012, and will deepen Savannah Harbor from 42 feet to 48 feet, allowing larger ships to dock.

These factors have all contributed to Georgia’s significant link to the global economy, which is recognized by the 10 international banks with offices in the State as well as the 53 countries that have consular, trade, or chamber of commerce offices in Atlanta. More than 1,600 internationally-owned facilities representing 39 countries are located in Georgia. Georgia’s status as an international player was reaffirmed by the holding of the G-8 Summit in Sea Island, Georgia on June 8-14, 2004. In 2005, Georgia ranked 11th among states in total value of exports with $20.5 billion in value, a 50% growth over the 1999 level.

The increase in international business in Georgia has been accompanied by increase in international migrants coming to the State. Between 2005-2006, 37,451 international immigrants moved to Georgia, with about four out of ten people moving to Georgia being an international immigrant.

Georgia has also grown as a tourist destination. It is estimated that travelers spent $25 billion in 2005, placing the State 8th in the nation in tourism expenditures.

As mentioned above, historically much of this economic largesse has centered around the capital city of Atlanta. However, recently the State government has taken several steps to ensure that the other areas of Georgia share in this growth. Of particular note is the OneGeorgia Authority (the “Authority”). Established in 2000 and funded with a portion of the State’s recovery in the nationwide tobacco litigation settlement, the Authority was created to provide financial assistance to development projects targeted to assist Georgia’s economically distressed areas. It is anticipated that the Authority will invest over $1.6 billion over the term of the tobacco settlement. According to the FY 2008 budget, of the $148 million tobacco funds, $47.1 million is budgeted to the Authority.

The State government of Georgia and its elected officials have historically adopted a very conservative fiscal approach. This approach has resulted in the State having one of the lowest debt levels, per capita, in the United States. As a result, Georgia is one of only a handful of states to maintain a triple “A” bond rating by all three major rating agencies.

General obligation bonds are typically issued by the State pursuant to Article VII, Section IV of the Constitution of the State of Georgia (the “Georgia Constitution”), which provides that such bonds are the direct and general obligations of the State. The operative language is set forth in Article VII, Section IV, Paragraph VI of the Georgia Constitution which provides:

“The full faith, credit and taxing power of the State are hereby pledged to the payment of all public debt incurred under this article and all such debt and the interest on the debt shall be exempt from taxation (emphasis added). . .”

The Georgia Constitution further obligates the Georgia General Assembly to “raise by taxation and appropriate each fiscal year . such amounts as are necessary to pay debt service requirements in such fiscal year on all general obligation debt.” The Georgia Constitution also establishes a special trust fund (the “State of Georgia General Obligation Debt Sinking Fund”), which is used for the payment of debt service requirements on all general obligation debt.

The Georgia Constitution also establishes certain limitations upon the amount of debt that the State can incur. In particular, Article VII, Section IV, Paragraph II(b) of the Georgia Constitution provides that, except in certain emergency situations (i.e., in times of war or to cover a temporary budget shortfall) the State may not incur additional debt if, in that fiscal year or any subsequent year, the cumulative annual debt service for both general obligation debt and guaranteed revenue debt (including the proposed debt) will exceed 10% of the total revenue receipts, less refunds, for the prior fiscal year. The Georgia Constitution prevents State departments and agencies from circumventing these debt limitation provisions by prohibiting them from executing contracts that may be deemed to constitute a security for bonds or other public obligations. (See Article VII, Section IV, Paragraph IV of the Georgia Constitution.)

As mentioned above, the State may incur “public debt to supply a temporary deficit in the State treasury in any fiscal year created by a delay in collecting the taxes of that year. Such debt shall not exceed, in the aggregate, 5% of the total revenue receipts, less refunds, of the State treasury in the fiscal year immediately preceding the year in which such debt is incurred.” (See Georgia Constitution, Article VII, Section IV, Paragraph I(b).) However, since this provision was enacted, the State has never had to exercise this power.

Virtually all debt obligations represented by bonds issued by the State of Georgia, counties or municipalities or other public subdivisions, and public authorities require validation by a judicial proceeding prior to the issuance of such obligation. The judicial validation makes these obligations incontestable and conclusive, as provided under the Georgia Constitution. (See Article VII, Section VI, Paragraph VI of the Georgia Constitution).

The State of Georgia operates on a fiscal year beginning on July 1 and ending on June 30. Each year the State Economist, the Governor and the State Revenue Commissioner jointly prepare a revenue forecast upon which is based the State budget which is considered, amended, and approved by the Georgia General Assembly.

To protect the State in the event of a decline in State revenues, and reflective of its conservative fiscal approach, in 1976 the Georgia General Assembly established the Revenue Shortfall Reserve. This reserve is funded by surplus revenue collections, and its existence was instrumental in helping the State weather the nationwide economic downturn during FY2002-FY2004. During those 3 years, the State was able to cover revenue shortfalls by drawing monies from this reserve (approximately $680,000,000 over the 3 year period) rather than raising taxes or cutting vital services. With the end of the economic downturn in FY 2005, the State then began to replenish the reserve, so that at the end of FY 2006, the reserve had a balance of $792,490,296 (which exceeds the pre-FY2002 balance).

The State’s finances are recovering from their sudden decline in the early part of the decade, when revenues shrank in both fiscal year 2002 and 2003. For FY 2006, Georgia had a $580 million budget surplus. General fund tax collections grew 9.3% in FY2006, and revenue strength has continued into FY2007. For the month of May 2007, total net revenue totaled $2.14 billion, an increase of 27.9% from the May 2006 figure. The percentage increase year-to-date for FY 2007 compared to FY2006 is 7.6%. By the end of May 2007, personal income and motor fuel taxes are leading the growth, rising 9.9% and 21.6%, respectively. State spending, which had been restrained prior to 2005, is expected to increase 4.5% in fiscal 2007, led by appropriations for education. Georgia uses lottery funds for the education fund reserve (which requires a deposit of 10% of the annual lottery proceeds up to a cap of 50%). In 2006, Georgia Lottery transferred $822 million to the State Treasury’s Lottery for Education Account, the largest educational transfer in Georgia Lottery Corporation’s history.

Importantly, key components of the tax stream that are most closely associated with economic growth are experiencing strong increases. These include the individual income tax, sales and use tax and corporate income tax.

Through May 2007, fiscal year to date, individual income tax revenues have grown by 9.9% in FY 2007 compared to the same period during FY 2006. For the month of May 2007, individual income tax revenue totaled $1.45 million compared to $1 million for May 2006, an increase of 45.7%.

Through May 2007, fiscal year to date sales and use tax revenue has grown by 3.7%. been especially strong in several business segments including utilities, home furnishings and equipment and apparel. Although the gross sales and use tax increased by 5.8%, it was offset by higher rate of local sales tax distribution and sales tax refunds and adjustments.

Through May 2007, fiscal year to date, corporate income tax revenue has grown by 11.1%.

This broad-based growth in tax revenues indicates Georgia’s economic growth remains on-track. Employment growth has been steady in Georgia. Based on employment data as originally reported by U.S. Bureau of Labor Statistics (“BLS”), employment growth had sagged in FY 2005, but had then accelerated rapidly since June of 2005 and shows no signs of slowing down.

The data indicate that employment growth had remained strong throughout FY 2006 and FY 2007. Employment has been growing steadily thanks to new businesses moving into the State, as well as expansion of existing businesses, such as the Georgia’s deepwater ports, which is responsible for 7% of Georgia’s total employment. One study forecasts Georgia’s employment to gain 55,200 jobs in 2007, 80,600 jobs in 2008, and 90,100 in 2009.

Personal income is a second key indicator of economic conditions in Georgia. Total personal income, relative to that of the U.S., has been growing strongly. For calendar year 2005, Georgia’s personal income grew by 6.3% compared to 5.6% for the US. After enjoying a rapid growth in previous years, personal income growth slowed down in 2006 where Georgia’s personal income grew 5.78%, less than the national average of 6.26%. Georgia’s growth ranked 29th among the U.S. states (down 15 spots from the previous year).

While Georgia’s revenue growth accelerated from FY 2004 to FY 2005, the FY 2007 amended budget and FY 2008 budget are based upon forecasts of moderate revenue growth. The FY 2007 amended budget and FY 2008 budget were submitted to the Georgia legislature in January 2007. The amended FY 2007 revenue estimate, increases the FY 2007 General Revenue Funds revenue estimate by $555.2 million for a new projected revenue growth of 5.1%. The revenue estimate for FY 2008 Budget is based on 5.6% growth of General Fund Revenue over the Amended FY 2007 revenue projection. Studies project revenue growth of about 5% in FY 2009, 5.2% in 2010, and 5.4% in 2011 and 2012.

As mentioned above, on September 14, 2005 Delta Airlines, a leading international airlines and the major carrier serving Atlanta and the southeastern United States, filed for bankruptcy. On April 30, 2007 Delta Air Lines, emerged from Chapter 11. During the 19-month restructuring, Delta was able to complete a comprehensive transformation plan one year ahead of schedule, and reported four consecutive quarters of operating profits. Furthermore, Delta is expected to reduce net debt from $16.9 billion to $7.6 billion by the end of 2007. In May 2007, Delta recorded record load factors, including consolidated system load of 80.8%, mainline system load factor of 81.1%, total domestic load factor of 81.9%, mainline domestic load factor of 82.7% and regional load factor of 78.9%.

Kia Motor Co. (“Kia”), a South Korean automaker, is continuing with its construction of a new automobile assembly plant in West Point, Troup County, Georgia, which is located off Interstate 85 near the Georgia-Alabama border. The $1.2 billion facility will put out 300,000 cars a year and will create about 2,893 jobs at the plant. Also, five supplier companies are expected to locate near the facility and are expected to employ approximately 2,600 workers. The Plant is expected to begin production in 2009, and it is hoped that its opening will help offset the job jobs incurred during the 2006 closing of Ford’s plant in Hapeville, Georgia and the scheduled closing of General Motors’ assembly plant in Doraville, Georgia in 2008.

The State continues to remain focused on the expansion of business within its borders. On May 24, 2007, Georgia Department of Economic Development (“GDEcD”) received the Presidential “E-Star” Award for excellence in exporting. The “E Star” Award recognizes previous “E” Award winners for their continued efforts in export expansion. The “E” Award is the highest honor the federal government can give to an American exporting organization. GDEcD is the only public agency to receive “E Star” award this year.

Georgia has also undergone significant political change in recent years. In November 2002, the State elected its first Republican Governor since Reconstruction. In addition, in light of significant election gains, as well as the well-publicized switch of political parties by several State Senators, the Republican Party gained control of the State Senate. This trend continued in 2004, as the Republican Party gained control of the State House and a second Republican Senator was elected (making it the first time since Reconstruction that Georgia had 2 Republican Senators). The 2006 election continued this trend as Republican Party maintained control of the State House and the State Senate.

Significant Contingent Liabilities

Kenny A., et al. v. Department of Human Resources, et al., United States District Court for the Northern District of Georgia, Atlanta Division Civil Action No. 1:02-CV-1686. The plaintiffs in this case, nine foster children in the custody of the Department of Human Resources (“DHR”), have filed this action on the behalf of a class of foster children in Fulton and DeKalb Counties, alleging systemic failures and deficiencies in the foster care program. The parties have entered into a consent decree in which State Defendants have agreed to undertake a series of improvements in the system and that the plaintiffs are prevailing parties entitled to an award of reasonable attorney’s fee and expenses. The Court entered an Order awarding $10.5 million in attorneys’ fees and $740,000 in expenses. DHR has appealed. Plaintiffs have cross-appealed.

Kelley Kennedy, et al. v. Department of Human Resources, Fulton Superior Court Civil Action No. 2005-CV-104147. The plaintiff in this case is a custodial parent receiving child support enforcement services from the Department of Human Resources’ Office of Child Support Services (“OCSS”). The plaintiff filed an action seeking class certification on behalf of all custodial parents who have ever received services from OCSS, alleging contractual and tort-based claims for damages based on OCSS’s alleged failure to collect statutory interest charges that may have accrued on the plaintiff’s child support judgment. DHR was granted summary judgment in its favor, and the case was dismissed. However, Plaintiff’s time to file an appeal has not yet expired and an appeal is expected. If the appeal is granted and the plaintiff were to succeed in obtaining class certification and to prevail on her claims, the State’s estimated potential liability could be $400,000,000 or greater. OCSS contends that it has good and adequate defenses against the plaintiff’s claim and intends to defend the suit vigorously on its merits and to oppose the granting of class certification.

Plymel, et al. v. Teachers’ Retirement System, et al., Fulton Superior Court Civil Action No. 2004-CV-84312. The plaintiffs in this case filed a civil action seeking additional benefits retroactive to the time of each individual plaintiffs’ respective retirement dates for a class of those retirees who elected survivorship options and who retired between 1983 and February 1, 2003, in the retirement plan administered by the Teachers’ Retirement System of Georgia (“TRS”). Plaintiffs alleged that they are due such additional benefits for monies lost due to TRS’ allegedly inappropriate use of option factors and the mortality tables implicit in them to calculate retirees’ monthly benefits. Cross motions for summary judgment were pending, after a hearing held May 4, 2005. The motion for summary judgment of TRS and its Trustees was granted by order on January 9. 2006. Plaintiffs appealed, and on October 30, 2006, the Georgia Supreme Court reversed, holding that TRS should have used more current mortality tables in determining option factors. The Court remanded the case for the trial court to determine “whether, under the more current mortality tables, the appellants’ optional-plan and maximum-plan benefits were actuarially equivalent” and to determine the applicable statute of limitations along with other matters. TRS moved for reconsideration, and the Court had not rules on the motion as of the date of this letter.

Ronald Williams, et al., v. TRS, et al., Chattooga Superior Court Civil Action No. 2006-CA 31,390 is a related case, filed in August of 2006, on behalf of plaintiff Williams by the same lawyers who represent Mr. Plymel, contains the exact same claims as the Plymel case, and was filed in order to obtain class certification for all affected TRS beneficiaries. A scheduling conference was held on November 6, 2006 and the trial court has under advisement Defendants’ motion to transfer venue the setting of a date for a hearing on class certification.

Steel, Inc. v. Hardin/Russell/Mitchell, J.V., et al, v. Georgia State Financing and Investment Commission v. U.S.F&G, Travelers Casualty & Surety Co., Archer Western Contractors, Ltd., Ivey Mechanical, LLC, ELDECO Inc., National Fire Ins. Co., of Hartford, and Federal Ins. Co., Fulton Superior Court Civil Action No. 2003-CV-70191. This case, filed July 3, 2003, involves a third-party action by the joint venture construction manager, HRM, for the Georgia World Congress Center Phase IV expansion project based upon indemnity from a number of subcontractors’ claims and HRM’s own delay and disruption claims. The subcontractors’ claims of approximately $50,000,000 were submitted to arbitration, with a ruling issued on April 21, 2005, denying the vast majority of claims and awarding approximately $5,000,000 to the subcontractors. Court-directed mediation commenced in late October 2005. HRM has included the arbitration awards in its overall mediation claim against GSFIC totaling approximately $32,000,000. GSFIC asserted counterclaims totaling $28,000,000 and has withheld retainage of $8,000,000 as a set-off to fund the GSFIC claims. The mediation was suspended for nearly a year while HRM pursued other avenues for compensation, but recently reconvened and suspended again in September 2006. Certain of the parties wish to reconvene the mediation one more time prior to trial, which is anticipated to be placed on the calendar in the summer of 2007. GSFIC believes it has good and valid defenses to many if not all of the asserted claims and intends to defend its position and to vigorously pursue its counterclaims.

Consortium for Adequate School Funding, Inc., et al., v. State of Georgia, et al., Fulton County Superior Court Civil Action No. 2004cv91004; (“Consortium”). This is a challenge to the State’s system of funding public education brought predominantly by rural school districts. The suit claims funding is inadequate as a matter of law and violates the equal protection clause of the Georgia Constitution. Plaintiffs seek to enjoin the current funding system; they do not seek damages. However, if plaintiffs’ theories prevail, the cost to the State would be significant. The State believes substantially the same issues have already been settled favorably by McDaniel v. Thomas, 248 Ga. 632 (1981) and is contesting the claims vigorously. The matter is currently in discovery following the granting in part of a motion to dismiss by the State Defendants. The Defendants anticipate that discovery will take at least six more months followed by a motion for summary judgment or trial on the merits.

Douglas Asphalt Co. v. Department of Transportation, Turner Superior Court Civil Action No. 2005-CV-0137. The plaintiff in this case filed a civil action against the Georgia Department of Transportation (“GDOT”) alleging breach of contract and seeking damages. The contract actions involve (1) a declaratory judgment action filed in Coffee County where Douglas’ main office and headquarters are located and (2) similar lawsuits in Fulton County and Turner County. In the Turner County case, the plaintiffs allege that GDOT improperly condemned or stopped work on several road projects for violation of specifications regarding lime content in asphalt. GDOT has counterclaimed for the improper work. The lime content affects the life of the project, and the issues in the case have revolved around reliability of testing. The plaintiff seeks approximately $11 million in damages and may also seek attorney fees. A date for trial has not been set as of the date of this letter.

Maryland

The following is a brief summary of some of the more significant matters relating to the State of Maryland and its economy. Other factors will affect State and local government issuers, and borrowers under conduit loan bond arrangements. This information constitutes only a brief summary and does not purport to be a complete description of the potential risks associated with investments in the State of Maryland. This summary is based primarily upon statistics and other information provided by Maryland agencies, official statements of the State of Maryland, independent sources, and public information available as of July 1, 2007. The State of Maryland and its local governments issue demographic and financial data infrequently, and such data will not necessarily reflect recent events and trends. This information has not been updated, nor will it be updated during the year. We have not independently verified the information. Estimates and projections are based upon assumptions which could be affected by many factors and there can be no assurance that such estimates and projections will prove, or continue, to be accurate.

The State and Its Economy. According to the 2000 Census, Maryland’s population in that year was 5,296,486, an increase of 9.4% from the 1990 Census. Maryland’s population is concentrated in urban areas. Approximately 87.1% of Maryland’s population live in the densely populated Baltimore-Washington region. Per capita income in 2005 was $41,996 in Maryland, compared to the national average of $34,495 in that year. Total personal income increased at an annual rate of 6.3% in 2005, above the national average of 5.2%.

Maryland’s economy is more reliant on the service and government sectors than the nation as a whole, while the manufacturing sectors are much less significant than it is nationwide. Maryland’s economy is particularly sensitive to changes in federal employment and spending. The percentage of personal income earned from federal and military employment in 2005 was 9.3% for Maryland residents, compared to 3.7% nationwide. According to the United States Bureau of Labor Statistics, the unemployment rate was 3.6% in Maryland and 4.5% nationally in May 2007. Unemployment in Maryland could increase as a result of national or local economic conditions.

State Fiscal Information. The Maryland Constitution requires the State to enact a balanced budget for each of its fiscal years, which run from July 1 to June 30. Maryland’s fiscal year 2006 ended with a $1.4 billion general fund balance on a budgetary basis and $758.8 million in the Revenue Stabilization Account of the State Reserve Fund and other reserve funds. General fund revenues on a budgetary basis realized in the State’s fiscal year 2006 were above estimates by $46.5 million, or .4%. On a GAAP basis, the fiscal year 2006 reserved general fund balance was $1.5 billion, while the unreserved, designated and undesignated, fund balances were $1.3 billion and $730.9 million, respectively; this balance compares to the reserved general fund balance of $1.5 billion, and unreserved, designated and undesignated fund balances of $776.9 million and $307.5 million, respectively, at the end of fiscal year 2005. The Revenue Stabilization Account of the State Reserve Fund provides financial support for future needs of the State and is intended to reduce the need for future tax and other revenue increases. However, the State can, and does, move some of the funds in the Revenue Stabilization Account to cover other areas of its budget, so the actual balances may be lower in the future. Over the last few years, the State has needed to make transfers from the State Reserve Fund and the State’s Transportation Trust Fund, in addition to enacting cuts in expenditures. Additionally, the State expects a budget shortfall commencing in fiscal year 2008 as described below.

2007 Budget. On March 27, 2006 the General Assembly approved the budget for the 2007 fiscal year. The fiscal 2007 budget includes, among other things: (i) sufficient funds to the State’s retirement and pension system to maintain within the “corridor” of 90%—110% full funding; (ii) $5.0 billion in aid to local governments from general funds, reflecting full funding of the public school enhancements enacted at the 2002 session of the General Assembly (“Thornton”); (iii) $136.2 million for capital projects; (iv) $771.4 million to the State Reserve Fund; and (iv) deficiency appropriations of $182.3 million for fiscal year 2006. The $771.4 million appropriation to the State Reserve Fund includes $593.3 million to the Revenue Stabilization Account and $178.1 million to the Dedicated Purpose Account, reflecting $53.0 million to be used for specified road projects, $100.0 million to fund the future costs of retiree health benefits and $25.1 million for energy assistance to low-income families. The 2007 budget provides for agency spending growth after several years of cost containment. The State considered gaming alternatives, but the General Assembly failed to pass legislation providing for video lottery terminals. It is currently estimated that the general fund balance on a budgetary basis at June 30, 2007, will be approximately $247.2 million. In addition, it is estimated that the balance in the Revenue Stabilization Account of the State Reserve Fund will be $1.4 billion, equal to 11.0% of general fund revenues.

2008 Budget. On January 19, 2007, the Governor presented his proposed fiscal 2008 budget to the General Assembly. As enacted by the General Assembly on April 2, 2007, the 2008 budget included, among other things: (i) funds to the State’s retirement and pension systems consistent with the “corridor” methodology of funding as prescribed by statute; (ii) approximately $7.3 billion in aid to local governments from general funds reflecting funding of the Thornton education funding program; and (iii) $262.8 million to the State Reserve Fund, a decrease of $455.6 million compared to 2007. Again, the State considered gaming alternatives, but the General Assembly failed to take any action. The $262.8 million appropriated to the State Reserve Fund includes $162.8 million to the Revenue Stabilization Account and an additional $100.0 million deposit to the Dedicated Purpose Account to fund the future costs of retiree health benefits. Transfers of $978.0 million from the State Reserve Fund to the General Fund were budgeted in fiscal year 2008. When the 2008 budget was enacted, it was estimated that that the general fund balance on a budgetary basis at June 30, 2008, would be approximately $67.1 million. In addition, the balance in the Revenue Stabilization Account of the State Reserve Fund was estimated to be $673.7 million at June 30, 2008, equal to 5% of general fund revenues.

Structural budget deficit. For some years, a potential cash shortfall between revenues and spending has been projected for fiscal 2008. The shortfall is expected to grow from $933 million for fiscal 2008 to over $1.5 billion in fiscal 2009. At the request of the newly-elected Governor, the General Assembly deferred action of any major significance toward addressing the deficit to allow the new administration time to study options and develop a course of action. The current imbalance relates to the Thornton education funding program, but also declining revenue growth. In previous years, funding of the Thornton expenditures was through a combination of spending restraint and revenue growth in excess of 9% annually as well as transfers of funds from reserves. However, anticipated slower revenue growth in upcoming years is expected to exacerbate this revenue/spending imbalance. Subsequent to adoption of the 2008 budget, the governor directed his administration to reduce state spending by $200 million; $280 million of cuts were announced and approved by the Board of Public Works on July 12, 2007 in spite of concerns at the impact of the cuts on health care and social services. Legislative committees are also starting the process of studying this projected deficit and its causes and developing solutions. At this point, while the administration and General Assembly continue to look for efficiencies, it is appears likely that the next steps will be for the State to seek additional revenues such as higher taxes and slot machine gaming.

At the same time, the State and impacted local governments have started considering how recent United States announcements relating to Base Realignment and Closure (BRAC) will impact state and local infrastructure needs and other expenditures. As part of BRAC, a substantial number of military families and private sector workers will relocate to various parts of Maryland. These additional families will require schools, housing, transportation and other services. At this point, a State BRAC team is starting to assess the situation, which may result in increased borrowing at both the State and local levels. The short term financial impact of the BRAC relocations, while generally perceived to be favorable in the long term, cannot yet be determined.

Finally, the State is still assessing the magnitude and solutions to fund its post-employment non-pension benefit liability. Most recent estimates of this liability range from approximately $9.0 billion to $14.5 billion. A commission formed to develop a plan with respect to these liabilities must report to the Governor and General Assembly by December 31, 2008.

State-Level Municipal Obligations. Neither the Constitution nor general laws of Maryland impose any limit on the amount of debt the State can incur. However, Maryland’s Constitution prohibits the creation of State debt unless it is authorized by a law that provides for the collection of an annual tax or taxes sufficient to pay the interest when due and to discharge the principal within 15 years of the date of issuance. Taxes levied for this purpose may not be repealed or applied to any other purpose until the debt is fully discharged. These restrictions do not necessarily apply to other issuers within the State. The General Assembly, by separate enabling act, typically authorizes a particular loan for a particular project or purpose. Beginning with its 1990 session, the General Assembly has annually enacted a Maryland Consolidated Capital Bond Loan Act, or “capital bond bill,” that within a single enabling act authorizes various capital programs administered by State agencies and other projects for local governments or private institutions. The Board of Public Works authorizes State general obligation bond issues and supervises the expenditure of funds received therefrom, as well as all funds appropriated for capital improvements other than roads, bridges and highways. Maryland had approximately $6.9 billion of State tax-supported debt outstanding as of March 31, 2007.

The public indebtedness of the State of Maryland and its agencies can be generally divided into the following categories:

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The State and various counties, agencies and municipalities of the State issue general obligation bonds, payable from ad valorem taxes, for capital improvements and for various projects including local-government initiatives and grants to private, nonprofit, cultural and educational institutions. The State’s real property tax is pledged exclusively to the repayment of its bonds. The Board of Public Works is required to fix the property tax rate by each May 1 in an amount sufficient to pay all debt service on the State’s general obligation bonds for the coming fiscal year. At least since the end of the Civil War, Maryland has paid the principal of and interest on its general obligation bonds when due. As of February 2007, the State’s general obligation bonds were rated AAA by Fitch, Aaa by Moody’s Investors Service, Inc., and AAA by Standard & Poor’s. We cannot assure you that such ratings will be maintained in the future.

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The Maryland Department of Transportation issues limited special-obligation bonds for transportation purposes, payable primarily from specific, fixed-rate excise taxes and other revenues generated from the financial facilities, including an expansion to the BWI airport, rail transportation facilities, highways and other transportation facilities. Holders of these bonds are not entitled to look to any other sources of payment.

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The Maryland Stadium Authority issues limited special-obligation bonds and notes to finance stadiums, convention centers and recreational facilities payable primarily from lease rentals, sports lottery and other revenues.

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Certain other State units, such as Maryland’s university systems, the Maryland Transportation Authority and the Maryland Water Quality Financing Administration, as well as several local governments, are authorized to borrow funds pursuant to legislation that expressly provides that the State will not be deemed to have given any pledge or assurance of repayment, and for which the State will have no liability for repayment. These obligations are payable solely from specific non-tax revenues of the borrowers, including loan obligations from nonprofit organizations, corporations and other private entities. The issuers of these obligations are subject to various economic risks and uncertainties, and the credit quality of the securities issued by them may vary considerably from the quality of obligations backed by the full faith and credit of the State of Maryland. For example, the Maryland Transportation Authority, like the Maryland Department of Transportation, has issued bonds which are payable solely from collections from airline travel; any significant decline in air traffic for the BWI airport could impede repayment on such bonds. In 2005, the General Assembly authorized funding for the Intercounty Connector (ICC) highway project to be built in the Maryland suburbs of Washington, D.C. The Maryland Transportation Authority is authorized to issue grant anticipation revenue (GARVEE) bonds in an amount not to exceed $750 million; these bonds will be repaid from a portion of Maryland’s future federal highway aid. The Maryland Transportation Authority tentatively plans to issue the first series of GARVEE bonds in 2007 in the anticipated amount of $380 million.

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The State, its agencies and departments, and the various localities also enter into a variety of municipal leases, installment purchase, conditional purchase, sale-leaseback and similar transactions to finance the construction and acquisition of facilities and equipment. Such arrangements are not general obligations to which the issuing government’s taxing power is pledged but are ordinarily backed by the issuer’s covenant to budget for, appropriate and make the payments due. Such arrangements generally contain “non-appropriation” clauses which provide that the issuing government has no obligation to make payments in future years unless money is appropriated for such purpose on a yearly basis. In the event that appropriations are not made, the issuing government can not be held contractually liable for the payments.

Although the State has the authority to make short-term borrowings up to a maximum of $100 million in anticipation of taxes and other receipts, in the past 20 years the State has not issued short-term tax anticipation notes or made any other similar short-term borrowings for cash flow purposes. The State has not issued bond anticipation notes except in connection with a State program to ameliorate the impact of the failure of certain State-chartered savings and loan associations in 1985; all such notes were redeemed without the issuance of debt.

Other Issuers of Municipal Bonds. Maryland can be divided into 24 subdivisions, comprised of 23 counties plus the independent City of Baltimore. Some of the counties and the City of Baltimore operate pursuant to the provisions of charters or codes of their own adoption, while others operate pursuant to State statutes. As a result, not all localities in Maryland follow the debt-authorization procedures outlined above. Maryland counties and the City of Baltimore typically receive most of their revenues from taxes on real and personal property, income taxes, miscellaneous taxes, and aid from the State. Their expenditures include public education, public safety, public works, health, public welfare, court and correctional services, and general governmental costs. Although some of these localities have received ratings of AAA from rating agencies, these ratings are often achieved through insurance. Other issuers within Maryland have received lower ratings.

Many of Maryland’s counties have established subsidiary agencies with bond-issuing powers, such as sanitary districts, housing authorities, parking revenue authorities and industrial development authorities. For example, the Washington Suburban Sanitary Commission, which provides water and sewerage services in the District of Columbia area, and the Maryland-National Capital Park and Planning Commission, which administers a park system, both issue general obligation bonds. Many of the municipal corporations in Maryland have issued general obligation bonds. In addition, all Maryland localities have the authority under State law to issue bonds payable from payments from private borrowers. All of these entities are subject to various economic risks and uncertainties, including the risks faced by the Maryland economy generally, and the credit quality of the securities issued by them varies with the financial strengths of the respective borrowers. Many of them are just starting to assess their additional financial commitment as a result of the upcoming BRAC relocations. Local governments in Maryland receive substantial aid from the State for a variety of programs, including public school construction and discretionary grants. However, the continued shortfall in State aid to local governments and potential increases in capital requirements and service needs for localities impacted by upcoming BRAC relocations has and will require some Maryland counties and municipalities to find creative sources of revenue. The substantial projected budget shortfalls at the State level, and other future events, might require further reductions in or the discontinuation of some or all aid payments to local governments. Any such cutback in State aid will adversely affect local economies.

Risks and Uncertainties. Generally, the primary default risk associated with government obligations is the nonpayment of taxes supporting such indebtedness. In addition, certain debt obligations in the Fund may be obligations of issuers other than the State of Maryland, such as those listed above. Although the State of Maryland regularly receives the highest ratings from ratings agencies, local governments and other issuers may have higher debt-to-assessment ratios, and/or greater credit risk, than the State itself, and as a result may be unable to repay the State on the underlying indebtedness. Other obligations are issued by entities which lack taxing power to repay their obligations, such as industrial development authorities and housing authorities. Certain debt may be obligations which are payable solely from the revenues of private institutions within one industry, such as health care. The default risk may be higher for such obligations, since the decline in one industry could impede repayment.

The Federal Reserve has raised short-term interest rates for some time. Gasoline and construction material prices are high. Maryland electric rates have increased substantially since early 2006. Gas and other fuel costs continue to increase. The resulting effects of higher interest rates, higher gasoline and construction material prices, and increased electric rates on spending by consumers and borrowing or investments by businesses and individuals is difficult to predict. Furthermore, Maryland’s economy is unusually dependent on the federal government and the service sector because a large percentage of Maryland residents are employed in those fields. BRAC relocations to Maryland will further increase this dependency. In addition, a significant proportion of Maryland’s revenues comes from the federal government, both in direct aid and through federal payment for goods and services provided by Maryland businesses and local governments. A slowing of the pace of economic growth in the service sector, reductions in federal jobs, or funds otherwise available to Maryland could continue to create budget difficulties at the State and local level. Slower economic growth may generate insufficient income tax and sales tax revenues, which are important components of the State’s already reduced revenues. These trends could force Maryland to further decrease spending, cut employment, raise taxes or take other measures to balance its budget. These and other factors will also affect the county and local economies in Maryland, and to the extent they stress the State’s budget, will diminish the amount of State aid available to local jurisdictions.

Finally, national and international developments, such as rising oil and raw material costs, could have a materially adverse effect on the economy in Maryland. Governments and businesses could incur costs in replacing employees who are called to serve in the armed forces. Layoffs and cutbacks in the transportation and tourism industries could increase unemployment in Maryland, and declines in related industries could hamper Maryland’s economy. Baltimore and other municipalities, many of which were already experiencing fiscal pressures due to general economic conditions and other factors, continue to need funds to cover anti-terrorism costs. However, we cannot assure you that such funds will be available; and, if such funds are unavailable, these jurisdictions could face economic difficulties in the future. Economic factors affecting the State will also affect the counties and the City of Baltimore, as well as agencies and private borrowers. In particular, local governments depend on State aid, and any cutbacks in such aid required to address the State’s budget shortfalls could adversely affect local budgets which could impose hardship on them at the same time as they fund additional BRAC-related expenditures. If negative trends continue, Maryland’s State and local governments might need to take more drastic measures, such as increasing taxes, to balance their budgets.

North Carolina

The North Carolina Constitution requires that the total expenditures of the State for the fiscal period covered by the budget not exceed the total receipts during the period plus any surplus remaining in the State Treasury at the beginning of the period. The State operates on a fiscal year ending June 30, with the North Carolina General Assembly adopting a biennial budget during its long session which is held in odd-numbered years. During the short session, held in even-numbered years, the General Assembly makes adjustments to the budget based on revenue collections. The appropriations bill, adjusting the 2005 act for the second fiscal year of the biennium for the 2006-2007 General Fund budget, was signed into law July 10, 2006. As of July 11, 2007, the General Assembly had not enacted a new appropriations act for the 2007-2009 biennium General Fund budget.

The State of North Carolina is the eleventh most populous state with more than 8.8 million people according to the U.S. Census Bureau’s 2006 estimates. Its economy is a combination of manufacturing, agriculture, services and tourism. In recent years, the State has moved from an agricultural economy to a services and goods based economy. Services are the single largest job segment at 80% of total non-farm employment in January 2007, while manufacturing constitutes 13%. Despite the state’s economic improvement, the manufacturing slowdown continues to be felt in North Carolina. While North Carolina remains the national leader in textile employment, the textile and apparel sector’s employment continues to decline. As of January 2007 textile and apparel manufacturing employment in North Carolina fell to 9.5% of the total goods-producing sector. There is also significant military presence in North Carolina, contributing to 6% of the gross state product according to a 2004 study.

The State’s largest city, Charlotte, is now the second largest financial services center in the nation, based on the assets of the banks headquartered there. The Research Triangle Park (Raleigh/ Durham/ Chapel Hill) boasts three major universities and is known internationally for its technology and pharmaceutical industries. The State’s seasonally adjusted unemployment rate in April 2007 was 4.5%, compared to the national average of 4.6%.

The total General Fund appropriations and authorized reserve expenditures for the 2006-2007 fiscal year were $18.8 billion. The differing budgets passed by the House of Representatives and the Senate by May 31, 2007 would both authorize expenditures exceeding $20.2 billion for the 2007-2008 fiscal year. Fiscal pressures continue, with growing Medicaid costs and school enrollment driving the spending needs.

On March 1, 2007 the State sold $502.7 million of Public Improvement General Obligation Bonds, Series 2007A, pursuant to the 1998 Clean Water and Natural Gas Critical Needs Bond Act and the 2000 Higher Education Act and subsequent voter approval.

On August 16, 2006, the State sold $100 million of repair and renovation certificates of participation, Series 2006A. The State also sold $200 million of Capital Improvements certificates of participation, Series 2006A, in October of 2006.

The following are cases pending in which the State faces the risk of either a loss of revenue or an unanticipated expenditure. Although an adverse result in any of the cases could have negative budgetary consequences, in the opinion of the Department of State Treasurer after consultation with the Attorney General, an adverse decision in any of these cases would not materially adversely affect the State’s ability to meet its financial obligations.

Hoke County et al. v. State of North Carolina and State Board of Education — Funding of Public Education (formerly Leandro). In 1994, students and boards of education in five counties in the State filed suit in

Superior Court requesting a declaration that the public education system of North Carolina, including its system of funding, violates the State constitution by failing to provide adequate or substantially equal educational opportunities, by denying due process of law, and by violating various statutes relating to public education. Five other school boards and students therein intervened, alleging claims for relief on the basis of the high proportion of at-risk and high-cost students in their counties’ systems.

The suit is similar to a number of suits in other states, some of which resulted in holdings that the respective systems of public education funding were unconstitutional under the applicable state law. The State filed a motion to dismiss, which was denied. On appeal, the North Carolina Supreme Court upheld the present funding system against the claim that it unlawfully discriminated against low wealth counties, but remanded the case for trial on the claim for relief based on the Court’s conclusion that the State Constitution guarantees every child the opportunity to obtain a sound basic education. A trial on the claim of one plaintiff-county was held in the fall of 1999. On October 26, 2000, the trial court, in Section Two of a projected three-part ruling, concluded that at-risk children in North Carolina are constitutionally entitled to such pre-kindergarten educational programs as may be necessary to prepare them for higher levels of education and the “sound basic education” mandated by the Supreme Court. On March 26, 2001, the Court issued Section Three of the three-part ruling, in which the judge ordered all parties to investigate certain school systems to determine why they are succeeding without additional funding. The State filed a Notice of Appeal to the Court of Appeals, which resulted in the Court’s decision to re-open the trial and call additional witnesses. That proceeding took place in the fall of 2001. On April 4, 2002 the Court entered Section Four of the ruling, ordering the State to take such actions as may be necessary to remedy the constitutional deficiency for those children who are not being provided with access to a sound basic education and to report to the Court at 90-day intervals remedial actions being implemented. On July 30, 2004, the North Carolina Supreme Court affirmed the majority of the trial court’s orders, thereby directing the executive and legislative branches to take corrective action necessary to ensure that every child has the opportunity to obtain a sound, basic education. The Supreme Court did agree with the State that the trial court exceeded its authority in ordering pre-kindergarten programs for at-risk children. The State continues to undertake measures to respond to the trial court’s directives. The magnitude of State resources which may ultimately be required cannot be determined at this time, however, the total cost could exceed $100 million.

N.C. School Boards Association, et al. v. Richard H. Moore, State Treasurer, et. al. — Use of Administrative Payments. On December 14, 1998, plaintiffs, including county school boards of Wake, Durham, Johnston, Buncombe, Edgecombe and Lenoir Counties, filed suit in Superior Court requesting a declaration that certain payments to State administrative agencies must be distributed to the public schools on the theory that such amounts are civil penalties which under the North Carolina Constitution must be paid to the schools.

On December 14, 2001 the Superior Court of Wake County granted summary judgment in favor of the plaintiffs on all issues, concluding that the funds in dispute are civil fines or penalties required by Article IX, Section 7 of the Constitution to be remitted to the public schools in the county where the violation occurred. The court further determined a three-year statute of limitations applied, making the order retroactive to December 1995. This case was argued in the Court of Appeals in February, 2003. The North Carolina Court of Appeals rendered a decision in September 2003 substantially favorable to the State. On July 1, 2005 the Supreme Court reversed the Court of Appeals in part, concluding that a majority of the funds in dispute are civil penalties required to be paid into the Civil Penalty and Forfeiture Fund for the benefit of public schools. Based on information supplied by the state agencies, the amount owed could be as much as $770 million. The case is now pending in Superior Court while the parties discuss a negotiated resolution.

Southeast Compact Commission — Disposal of Low-level Radioactive Waste. North Carolina and seven other southeastern states created the Southeast Interstate Low-level Radioactive Waste Management Compact to plan and develop a site for the disposal of low-level radioactive waste generated in the member states. North Carolina was assigned responsibility for development of the first disposal site, with costs to be distributed equitably among the Compact members. In 1997, the Compact Commission discontinued funding of the development of the North Carolina site, alleging that the State was not actively pursuing the permitting and development of the proposed site. North Carolina withdrew from the Compact in 1999. The Compact subsequently asked the United States Supreme Court to accept its Complaint against North Carolina demanding the repayment, with interest, of $80 million of Compact payments expended on the permitting of the site, plus $10 million of future lost income, interest and attorney fees. The Supreme Court denied this motion in August 2001. On August 5, 2002, the Compact, with the addition of four member states as plaintiffs, filed a new motion requesting the United States Supreme Court to accept the claim under its original jurisdiction. On June 16, 2003, the Court accepted jurisdiction of the case and the State filed an answer and motion to dismiss on August 21, 2003. On November 17, 2003, the motion to dismiss was denied, and the United States Supreme Court appointed a Special Master with authority to determine when additional pleadings will be filed in the case. The Special Master heard oral arguments on dispositive motions filed by both sides on September 3, 2004, and in two years later allowed the State’s motions as to several claims. The parties continue to litigate the remaining claims.

State Employees Association of North Carolina v. State; Stone v. State—Diversion of Employer’s Retirement System Contribution. On May 22, 2001, SEANC filed an action in Wake County Superior Court demanding repayment of approximately $129 million in employer retirement contributions to the Retirement Systems. The Governor withheld, and subsequently used, the withheld funds under his constitutional authority to balance the State budget. The trial court dismissed the action on May 23, 2001, and the North Carolina Court of Appeals affirmed this dismissal on December 3, 2002. The Supreme Court, on June 13, 2003, reversed the Court of Appeals on issues related to class standing and remanded with instructions to consider procedural issues raised but not addressed by the Court of Appeals. The Court of Appeals then remanded the case to Superior Court without opinion.

In June 2002, the Stone case was filed in Wake County Superior Court on behalf of individual State employees and retirees seeking repayment of the withheld employer contribution and a prohibition against future diversions. A class comprised of all members of the Retirement Systems has been certified and the case is currently proceeding through class notification and toward trial. On September 6, 2006, the trial court issued an interlocutory order in response to cross-motions for summary judgment. The court’s order found the diversion of funds to be in violation of the constitution, but no repayment was ordered. The State has appealed.

Goldston v. State of North Carolina—Highway Trust Fund Transfers. On November 14, 2002, a lawsuit was filed in Wake County Superior Court demanding that $80 million transferred by the Governor from the Highway Trust Fund to the General Fund for purposes of balancing the State budget be returned to the Highway Trust Fund. The suit further alleges that actions of the General Assembly regarding the transfer of funds from the Highway Trust Fund to the General Fund constitute a borrowing by the State of Highway Trust Fund cash surplus and are unlawful and unconstitutional. The lawsuit requests a declaration that taxes collected for purposes of Highway Trust Fund expenditures cannot be used for other purposes. Summary judgment was granted in favor of the State on all issues and Plaintiff has filed a notice of appeal. On September 20, 2005, the North Carolina Court of Appeals upheld the trial court’s order. The plaintiff filed a petition for discretionary review with the North Carolina Supreme Court, and the Court reversed the Court of Appeals, ruling that plaintiffs had standing to proceed and remanded the case to the trial court.

Lessie J. Dunn, et al. v. The State of North Carolina, et al.—Tax on Municipal Bonds. On February 9, 2004, Plaintiffs, on behalf of a class of all others similarly situated, filed suit in Forsyth County Superior Court alleging that the State’s imposition and collection of State income tax on interest received by certain taxpayers on municipal bonds issued by non-North Carolina state and local governments constitutes a violation of the Commerce Clause of the United States Constitution. An order certifying a class has been entered by the Superior Court, and that order affirmed by the Court of Appeals in October of 2006. The State has appealed to the Supreme Court.

State of North Carolina v. Phillip Morris, Inc., et al.,—Master Settlement Agreement (“MSA”) Payments. On April 20, 2006, the State of North Carolina filed a Motion for Declaratory Order in the North Carolina Business Court against defendants Phillip Morris, Inc., R. J. Reynolds Tobacco Company and Lorillard Tobacco Company. The Motion is seeking a declaration that (1) in 2003, North Carolina continuously had a Qualifying Statute in full force and effect and “diligently enforced” its provisions throughout that year in accordance with the MSA; (2) North Carolina is not subject to a Non-Participating Manufacturers’ Adjustment for 2003; and (3) defendants are obligated not to withhold or pay into a disputed payments account any payments due, or seek any offset of any payments made, on the basis that North Carolina is subject to a Non-Participating Manufacturers’ Adjustment for 2003. If the State is unable to ultimately prevail in the diligent enforcement litigation, the State may be unable to recover a portion of this year’s MSA payment. On December 4, 2006, the Court allowed defendants’ motion to compel arbitration. The State has appealed that order.

Wal-Mart Stores East, Inc. v. Tolson and Sam’s East, Inc. v. Tolson – Refund of Corporate Income Tax. On March 17, 2006, the plaintiffs filed suits seeking refunds of $33.5 million in corporate income taxes, challenging the Department of Revenue’s authority to force the filing of a combined tax return. The State’s Motion to Dismiss was denied in November 2006 and the case continues in Superior Court.

Petroleum Traders Corporation (PTC). On July 19, 2006, PTC filed suit against the State challenging the fee charged for internet-enabled sales to the State (the eProcurement fee) is an unconstitutional tax. The remedy, refund of all fees to all vendors who paid it under the system, is alleged by plaintiffs to exceed $109 million. The State’s motion to dismiss awaits ruling by the trial court.

The Advisor believes that the information summarized above describes the more significant matters relating to the North Carolina Intermediate Municipal Bond Fund. The sources of the information are the official statements of the Department of the State Treasurer of North Carolina, other publicly available documents, and oral statements from various State agencies and individuals. The Advisor has not independently verified any of the information contained in the official statements, other publicly available documents, or oral statements from various State agencies.

South Carolina

The South Carolina (State) Constitution mandates a balanced budget. If a deficit appears likely, the State Budget and Control Board, composed of the Governor, the State Treasurer, the State Comptroller General, the Chairman of the Senate Finance Committee, and the Chairman of the House Ways and Means Committee, may reduce appropriations during the current fiscal year as necessary to prevent the deficit. If it is determined that a fiscal year has ended with an operating deficit, the State Constitution requires that monies appropriated from the Capital Reserve Fund must be reduced to the extent necessary and applied to the year end operating deficit before withdrawing monies from the General Reserve Fund for such purpose.

By statute, the State General Assembly has provided that if monies in the Capital Reserve Fund and General Reserve Fund are insufficient to balance the Budgetary General Fund, the State Budget and Control Board is authorized to borrow the amount needed to balance the Budgetary General Fund from any department of State government with a surplus to the credit of the State department on hand in the Office of the State Treasurer. Amounts borrowed must be repaid from the General Fund no later than June 30th of the following fiscal year.

The State Constitution limits annual increases in the State appropriations to the average growth rate of the economy of the State and annual increases in the number of State employees to the average growth rate of the population of the State; provided, however, that these two limitations are subject to suspension for any one fiscal year by a special vote in each House of the General Assembly.

The State Constitution requires a General Reserve Fund that equals three percent of General Fund revenue for the latest completed fiscal year. Funds may be withdrawn from the General Reserve Fund only for the purpose of covering operating deficits of State government. The State Constitution also requires a Capital Reserve Fund equal to two percent of General Fund revenue for the latest completed fiscal year. Both the General Reserve Fund and the Capital Reserve Fund are fully funded at $153.5 million and $102.3 million, respectively.

The State Constitution requires that the General Assembly provide that, if revenue forecasts before March 1 project that revenues for the current fiscal year will be less than expenditures authorized by appropriation for the current fiscal year, the current fiscal year’s appropriation to the Capital Reserve Fund shall first be reduced to the extent necessary before any reduction is made in operating appropriations.

After March 1, monies from the Capital Reserve Fund may be appropriated by a special vote of the General Assembly to finance previously authorized capital improvement bond projects, to retire principal or interest on bonds previously issued, and to pay for capital improvements or other nonrecurring purposes. Monies in the Capital Reserve Fund not appropriated or any appropriation for a particular project or item that has been reduced due to application of the monies to a year-end deficit must lapse and be credited to the General Fund.

The State operates on a fiscal year beginning July 1 and ending June 30. The State’s budgetary General Fund ended fiscal year 2005-2006 with a budgetary surplus of $171.5 million.

The revenue estimate of the State’s Budgetary General Fund for fiscal year 2006-2007 as enacted by the General Assembly was $6,718.5 million. Through May 31, 2007, unaudited year-to-date total general fund revenue collections exceeded prior year collections for the same period by $537.3 million or 9.7%.

The State’s economy was predominantly dependent on agriculture until well into the 20th century; thereafter, manufacturing became the leading contributor to the gross state product. Since the 1950’s, the State’s economy has undergone a gradual transition to other activities.

Real Gross State Product. At December 31, 2005, principal contributors to the State’s gross state product were the manufacturing industry (20%), followed by government (est. at 15%) real estate, rental and leasing (11%), retail trade (9%), wholesale trade (6%), healthcare and social assistance (6%), and finance and insurance (5%). During the years 2000-2005, the fastest growing contributors to the State’s gross state product were the information industry (8% average annual growth), wholesale trade (5%), finance and insurance (5%), and healthcare and social assistance (5%) industries. Manufacturing grew marginally at 1%, with declines in nondurable goods (-2%) mitigated by increases in the durable goods sector (4%). The State’s gross state product grew at an average annual growth rate of 2.1% (v. 3.1% for southeastern states, and 2.5% for the nation) from 2000-2005.

Employment. The State’s unemployment rate at December 31, 2006 was 6.4%, down 0.4% from December 31, 2005. By comparison, the unemployment rate was 4.1% for the southeastern states, and 4.3% for the nation. Over the past four years, the State’s unemployment rates have trended higher than the unemployment rates of other southeastern states and the nation. Largest contributors to the state’s unemployment rate are declines in manufacturing jobs and growth in the labor force. While the State’s economy is generating jobs, not enough jobs have been created to address the expanding labor force. The State’s nonagricultural employment increased 1% from 2001-2006, to 1.92 million by December, 2006. Strongest job growth through the period 2001-2006 occurred in the educational and healthcare industry (32,900 jobs, 3.7% average annual growth), followed by professional and business services (22,200, 2.3%), trade, transportation and utilities (19,400, 1.1%), leisure and hospitality (18,800, 2%), government (17,600, 1.1%), financial activities (15,700, 3.3%), construction (14,800, 2.5%), and retail trade (13,600, 1.2%). During the same period, the State’s manufacturing sector declined by 60,000 jobs (4.2%), with a decline of 42,500 jobs (2.5%) in non-durable goods, and a decline of 17,500 jobs (5.8%) in durable goods. In March, 2006, the U.S. Bureau of Labor Statistics released revised employment data for the State covering the last two calendar years. The data were revised sharply upward. The revised growth in employment is more consistent with other measures of economic growth in the State.

Per Capita Income. In 2006, the State’s per capita income increased to $29,316 or 4.4% year over year, compared to an increase of 5.1% for the southeast and 5.3% for the nation. The State’s per capita income was 81.4% of the national (compared to 82.1% in 2005) and 89.7% of the southeast (compared to 90.4% in 2005) per capita income.

Population. The State’s population estimate at July 1, 2006 was 4.32 million. The State’s rate of growth was 12th and 17th fastest in the United States for the periods 2005-2006 and 2000-2006, respectively.
Economic Development. For the calendar year 2005, the South Carolina Department of Commerce reported $2.6 billion in new capital investments that are expected to create about 12,370 new jobs. The projected average wage for jobs created with assistance of the South Carolina Department of Commerce was $39,283, up 13% from 2004, and 139% of the State’s per capita income. About 3,700 jobs were created in the State’s rural areas. Manufacturing was the leading sector for investment (81%) and job creation (83%). Additional details and other information regarding economic development efforts may be found at the South Carolina Department of Commerce website, located at http://www.sccommerce.com.

Anonymous Taxpayers vs. South Carolina Department of Revenue. This action for impairment of contract and an unconstitutional taking of property was brought by a retired State employee to contest the validity of Act No. 189 of the Acts and Joint Resolutions of the South Carolina General Assembly of 1989. The petitioner in Anonymous Taxpayers asserts that the tax exemption of State retirement income, which existed prior to the adoption of Act. No. 189 of 1989, was contractual in nature or a vested property right and not subject to repeal by statute. The trial court dismissed the original action. The South Carolina Supreme Court heard an appeal of the dismissal in January 2001. On March 12, 2001, the South Carolina Supreme Court entered its decision and remanded the case with instructions to dismiss the complaint without prejudice finding that the petitioner had failed to follow the proper administrative remedy. In light of the State Supreme Court’s dismissal, the petitioner elected to pursue an administrative remedy before the South Carolina Department of Revenue. The petitioner’s refund claim was denied by the Department of Revenue, and his appeal was denied by the Administrative Law Court.

Thereafter, petitioner sought rehearing which was denied. The petitioner has filed a petition for judicial review in the Circuit Court seeking judicial review of the decisions of the Administrative Law Court. The Circuit Court issued an opinion affirming the decision of the Administrative Law Court. The petitioner appealed the Circuit Court’s decision to the Supreme Court of South Carolina. The State believes that the decisions of the Administrative Law Court and the Circuit Court are legally correct and will be upheld on appeal. The State’s estimated potential exposure in the event of an adverse decision in Anonymous Taxpayers is $750 million in refunds of previously paid taxes and interest, and $60—$70 million annually in lost tax revenue going forward.

Anonymous Taxpayer vs. South Carolina Department of Revenue. A separate anonymous taxpayer protest seeks a refund of income taxes pursuant to the statute providing for tax credits related to Economic Impact Zones. The Department of Revenue denied the refund, and the matter came before an Administrative Law Court. The Administrative Law Court allowed a $2,112,640 refund for tax year 1995, but denied the $15,323,257 refund request for tax years 1997 and 1998. Both the taxpayer and DOR are seeking judicial review by the Circuit Court.

Abbeville County School District, et. al. v. State of South Carolina. This action was originally brought seeking declaratory and injunctive relief on behalf of certain school districts, taxpayers, and individuals alleging that the State’s method of funding primary and secondary public education violated several provisions of State and federal law. The lower court dismissed the complaint on all counts. The South Carolina Supreme Court affirmed the lower court’s dismissal of all but one of the counts, but reversed the lower court’s dismissal of a claim arising under the education clause of the South Carolina Constitution. Specifically, the South Carolina Supreme Court held that the South Carolina Constitution requires the State to provide the opportunity for each child within the State to receive a minimally adequate education. Finding that the complaint stated a claim under this provision, the South Carolina Supreme Court remanded the case for further proceedings. Following the remand, the plaintiffs requested leave to amend their complaint in this action to add a claim for damages for past actions or omissions of the State. The Court accepted the amended complaint. The suit also contains requests for declaratory and injunctive relief that could result in the State’s providing additional monies for public education and, possibly, for other purposes.

On December 29, 2005, the Court issued an order concluding that the instructional facilities in the school districts are safe and adequate to provide the opportunity for a minimally adequate education; that the State’s curriculum standards at the minimum encompass the knowledge and skills necessary to satisfy the definition for a minimally adequate education; that the State’s system of teacher licensure is sufficient to ensure at least minimally competent teachers to provide instruction consistent with the curriculum standards; that inputs into the educational system, except for the funding of early childhood intervention programs, are sufficient to satisfy the constitutional requirement; that the constitutional requirement of adequate funding is not met by the State as a result of its failure to adequately fund early childhood intervention programs; and that the students in the school districts are denied the opportunity to receive minimally adequate education because of the lack of effective and adequately funded early childhood intervention programs designed to address the impact of poverty on their educational abilities and achievements. Motions for reconsideration were filed in January, 2006, with briefs filed on April 4, 2006. On July 12, 2007, the Circuit Court denied the requests for reconsideration. The parties have thirty days to file an appeal to the State Supreme Court. There is no official estimate of the fiscal impact of any remedial action that will be necessitated by the findings of the Court; however, the General Assembly made provision in the 2006-07 Appropriation Act for $23 million to be expended for the purpose of initially addressing the court’s findings, and further provided for establishment of a committee to study and determine steps necessary to address those findings in future years.

Dean v. South Carolina Department of Public Safety. This class action suit seeks back wages including overtime pay for all hours during which State troopers were on call and during which they were on special duty assignments. The suit seeks payment under the Fair Labor Standards Act (FLSA) and the State Wage Payment Act.

The Court has ruled that this is an “opt in” class, so that it includes all troopers in the State except for the less than 200 who opted out. Questions to be resolved in the case include whether a two or three year statute of limitations applies and whether the period of recovery may be extended back to 1986, the year the FLSA became applicable to the states. The court has ruled that treble damages would not apply to the State, but it has not ruled on the statute of limitations issue. Extensive discovery is proceeding. Settlement discussions have been undertaken. Under the plaintiffs’ theory of the case, in the event of a loss to the State, the amount could exceed $12 million. The State is vigorously defending this case, but cannot predict its outcome.

Layman, et al., v. State of South Carolina. Four state employees, on their own behalf and alleging that they are representatives of a class, filed a complaint in the Richland County Court of Common Pleas asserting among other things that by requiring that employees who return to work after retirement (including employees participating in the Teacher and Employee Retention Incentive Program-TERI) resume making contributions into the retirement system, the provisions of Act No. 153 of the Acts and Joint Resolutions of the General Assembly of the State of South Carolina for the year 2005 (Act) constitute a breach of contract, an unconstitutional impairment of the plaintiffs’ contract rights, an unconstitutional taking of the plaintiffs’ property, and that such contributions are precluded by promissory estoppel. The complaint sought damages, refunds, and a preliminary and permanent injunction enjoining the State from applying the Act to the plaintiffs. On August 11, 2005, the Supreme Court assumed jurisdiction of this case. On August 26, 2005 the Supreme Court certified a class of South Carolina TERI participants who retired before July 1, 2005 and other working retirees who returned to work after retirement, but before July 1, 2005. On December 1, 2005, the Supreme Court heard oral arguments in the case. On May 4, 2006, the Supreme Court issued its order holding that the TERI statute created a contract for retirees who entered the TERI program prior to July 1, 2005, and that contract was breached by requiring retirement contributions. The Court ordered the South Carolina Retirement System (SCRS) to refund all contributions received by these retirees while they were participating in the TERI program, plus interest. The Court denied relief to the working retirees, holding that the relevant statutes did not evince a legislative intent to bind the State contractually to them. The Supreme Court remanded the issue of breach of contract as relates to individual working retirees who retired and returned to work (not under the TERI program) prior to July 1, 2005, recognizing that the Court did not have a full record that demonstrates whether any individual working retiree had a contract that may have been breached by requiring retirement contributions. This action by working retirees is pending in the Circuit Court. The State and SCRS filed a Petition for Rehearing on May 19, 2006. On June 1, 2006, the Supreme Court denied the State and SCRS’s petition in most respects; however, the Court did agree to decertify the class. The Court further ordered SCRS to make refund contributions to TERI participants who entered TERI prior to July 1, 2005, by July 1, 2006 with interest of 4%. Post-judgment interest of 11.25% would begin to accrue on July 1, 2006 for refunds not paid by that date. SCRS has effected the refunds which totaled approximately $36.5 million, excluding interest. The South Carolina Supreme Court also remanded the case for a determination of whether attorneys’ fees are appropriate under South Carolina Code Section15-77-300 and if so, the amount of those attorneys’ fees to be shifted to the one or both defendants. By order entered February 20, 2007, the Circuit Court for Richland County issued an order awarding attorneys’ fees against SCRS and the State in the amount of $8,665,297.50. After exhaustion of post trial motions, SCRS, the State and the plaintiffs filed appeals. The Supreme Court has assumed jurisdiction of these appeals.

Arnold et al. v. the South Carolina Police Officers Retirement System, the South Carolina Retirement System and the State of South Carolina. This case is a putative class action case filed on August 9, 2005, alleging that provisions in Act No. 153 of the Acts and Joint Resolutions of the General Assembly for the year 2005 (Act No. 153) requiring working retirees in the Police Officers Retirement System (PORS) to make employee contributions are unconstitutional and illegal. Specifically, the plaintiffs allege that the provisions of Act No. 153 requiring working retirees to make contributions impairs contractual rights, constitutes an unlawful taking of property, and violates due process. Plaintiffs seek a declaration that provisions in Act No. 153 affecting members who retired prior to July 1, 2005, are unconstitutional, an injunction enjoining the defendants from collecting employee contributions from plaintiffs, and a refund of all contributions paid by working retirees under Act No. 153, including attorney’s fees. This action is pending in the Circuit Court. If the plaintiffs were to prevail, the defendants estimate the potential loss from the South Carolina Police Officers System, as of January 8, 2007, to be $4.1 million. The South Carolina Police Officers System, the South Carolina Retirement System, and the State of South Carolina believe their defense is meritorious and they are vigorously defending the case.

Other Litigation. Certain other legal actions to which the State is a party are discussed in the Notes to the State’s audited financial statements available at www.cg.state.sc.us. Those discussions accurately portray the status and potential impact of such actions, based upon information currently available to the State.

South Carolina Lottery. In November, 2000, the State’s electorate approved an amendment to the State Constitution to permit the implementation of a lottery. The amendment was adopted by the South Carolina General Assembly during its 2001 legislative session, and the lottery became operational in January, 2002. As adopted, revised Article XVII, Section 7 of the State Constitution permits lotteries and requires lottery revenues to be applied first to pay operating expenses and prizes, with the remainder credited to a separate Education Lottery Account in the State Treasury. All account proceeds, including earnings from the investments thereof, must be allocated by the General Assembly for educational purposes and educational programs.

A total of $325,000 million net of operating expenses was transferred to the Education Lottery Account through June 30, 2006. Monies in the Education Lottery Account must be used to supplement and not supplant existing funds for education including pre-school, elementary, high school, technical and higher teaming programs, scholarships, tuition assistance, libraries, endowed chairs at various institutions of higher learning, and acquisition of school buses.

The Advisor believes that the information summarized above describes some of the more significant matters relating to the South Carolina Intermediate Municipal Bond Fund. The sources of the information are the official statements of issuers located in South Carolina, other publicly available documents, or oral statements from various State agencies. The Advisor has not independently verified any of the information contained in the official statements, other publicly available documents, or oral statements from various State agencies.

Virginia

Debt may be issued by or on behalf of the Commonwealth of Virginia in accordance with the provisions of Article X, Section 9 of the Virginia Constitution. Virginia counties, cities and towns may issue debt pursuant to the provisions of Article VII, Section 10 of the Virginia Constitution and the Public Finance Act of 1991 (Virginia Code Sections 15.2-2600 through 15.2-2663). In addition, certain types of debt, including private activity bonds may be issued by various special purpose authorities, including industrial development authorities created pursuant to the Industrial Development and Revenue Bond Act (Virginia Code Sections 15.2-4900 through 15.2-4920).

Sections 9(a), (b) and (c) of Article X of the Virginia Constitution provide for the issuance of debt to which the Commonwealth’s full faith and credit is pledged. Section 9(d) provides for the issuance of debt not secured by the full faith and credit of the Commonwealth, but which may be supported by and paid from Commonwealth tax collections. The Commonwealth and its localities may also enter into leases and contracts that are not “debt” for constitutional purposes, but are classified as long-term indebtedness on the issuer’s financial statements.

General obligation debt of the Commonwealth is authorized for various purposes, including to meet emergencies, to redeem previous debt obligations, and to pay the costs of certain capital projects. The Virginia Constitution imposes certain restrictions on the amount of general obligation debt that may be issued by the Commonwealth and, in some cases, such debt is subject to approval in a state-wide election.

The restrictions applicable to general obligation debt of the Commonwealth, including limitations on the outstanding amount that may be issued by the Commonwealth, do not apply to obligations issued by the Commonwealth or any of its institutions, agencies or authorities if the full faith and credit of the Commonwealth is not pledged to the payment of such obligations. Various types of revenue bonds have been issued under Section 9(d) of Article X for which the Commonwealth’s full faith and credit is not pledged. These bonds may be paid in whole or in part from revenues received as appropriations by the General Assembly from general tax revenues or solely from revenues derived from revenue-producing undertakings. The Commonwealth has also incurred numerous obligations with respect to the leasing or installment purchase of buildings, equipment and personal property. These agreements are for various terms and typically contain a nonappropriation clause so that the continuation of any such lease or installment purchase agreement is subject to funding by the General Assembly.

In addition to debt obligations issued by the Commonwealth of Virginia, the Virginia Intermediate Municipal Bond Fund also invests in debt obligations issued by Virginia local governments. As of June 30, 2005, local government in the

Commonwealth was comprised of approximately 95 counties, 39 incorporated cities, and 190 incorporated towns. The Commonwealth is unique in that cities and counties are independent and their land areas do not overlap. Cities and counties each levy and collect their own taxes and provide their own services. Towns, which are units of local government and which continue to be part of the counties in which they are located, levy and collect taxes for town purposes but their residents are also subject to county taxes. Generally, the largest expenditure by local governments in the Commonwealth is for public education. Each county and city in the Commonwealth, with few exceptions, constitutes a separate school district. Counties, cities and towns typically also provide such services as water and sewer services, police and fire protection, and recreational facilities.

Local governments are authorized to issue general obligation debt and debt secured by revenues of a revenue-producing undertaking under Article VII, Section 10 of the Virginia Constitution. Generally, debt issued by a county pledging the full faith and credit of the county is subject to voter approval but is not limited as to outstanding amount. Debt pledging the full faith and credit of a town or city is generally subject to a limit on the outstanding amount of such debt equal to 10% of the assessed valuation of the real estate subject to taxation in the city or town. Revenue bonds payable from revenues derived from a revenue-producing undertaking and certain lease or installment sale obligations that are subject to appropriation each year by the governing body of the locality are not subject to such limit and are not subject to voter approval in counties.

The primary sources of money available to localities to pay debt service on general obligation bonds are real and personal property taxes, sales tax and business license taxes. Virginia Code Section 15.2-2659, known as the “state aid intercept provision” provides a mechanism for applying appropriations to be made from the Commonwealth to any locality to any overdue debt service on general obligation bonds issued by such locality.

Numerous obligations are also issued by industrial development authorities, redevelopment and housing authorities, water and sewer authorities and other issuers created and empowered to issue bonds by Virginia statute. These issuers typically issue bonds payable from the revenues derived from a particular undertaking and not secured by a pledge of the faith and credit of the Commonwealth or any county, city or town. Typically these issuers do not have taxing power.

The General Fund of the Commonwealth derives its revenues primarily from five major taxes imposed by the Commonwealth: individual and fiduciary income; corporation income; state sales and use; deeds, contracts, wills and suits; and premiums of insurance companies. Historically, balances in the General Fund have decreased in some years, such as fiscal years 1995, 2001, 2002 and 2003 and have increased at varying rates in other years, such as fiscal years 1996, 1997, 1998, 1999, 2000, 2004, 2005 and 2006. The General Fund balance rose by $1,024.7 million in fiscal year 2006, an increase of 55 percent from fiscal year 2005. Overall tax revenues increased by 9.79 percent from fiscal year 2005 to fiscal year 2006, and individual and fiduciary income tax revenues increased by 11.45 percent. Revenue from state sales and use taxes decreased by 4.53 percent, while additional tax revenue growth occurred in the form of a 41.33 percent increase in corporate income taxes, a 0.1 percent increase in insurance premium taxes and a 16.6 percent increase in deeds, contracts, wills and suits taxes. An increase also occurred in public service corporation taxes, which grew by 1.9 percent. Total General Fund revenues increased by 8.4 percent and total miscellaneous and other revenues decreased by 3.7 percent. Overall expenditures rose by 5.6 percent in fiscal year 2006, compared to a 13.5 percent increase in fiscal year 2005. For fiscal year 2006, individual and family service expenditures grew by $293.5 million, or 8.7 percent, while education expenditures grew by $487.2 million, or 7.8 percent.

Of the June 30, 2006, $2,890.0 million General Fund balance, $1,064.7 million was reserved for the Revenue Stabilization Fund, which is the maximum allowed amount for fiscal year 2006. This fund is segregated from the General Fund and can only be used for Constitutionally authorized purposes. Virginia law directs that the fund be included as a component of the General Fund only for financial reporting purposes. The Commonwealth is required to deposit an additional $184.3 million in FY 2008.

The Commonwealth’s 2006 population of 7,642,884 was 2.55 percent of the United States’ total. With 39,594 square miles of land area, its 2006 population density was 193.03 persons per square mile, compared with 84.64 persons per square mile for the United States. According to the U.S. Department of Commerce, Bureau of Economic Analysis, in 2005, the Commonwealth had per capita personal income of $38,390, which was the highest of the Southeast region, the seventh highest state average nationally, and greater than the national average of $34,586. According to the U.S. Department of Labor, Bureau of Labor Statistics, Virginia had an unemployment rate of 3.2 percent in fiscal year 2006 compared to 4.8 percent nationally, making the Commonwealth the state with the second lowest unemployment rate in fiscal year 2006. Assessed value of locally taxed property exceeded $833 billion in 2005 according to the Virginia Department of Taxation.

The Commonwealth joined leading United States tobacco product manufacturers, 45 other states, the District of Columbia and five territories in the National Tobacco Settlement ( the “Settlement”), which became final in November 1999. The Settlement provided, among other things, that tobacco companies will pay a total of $206 billion to the participating states by the year 2025. These payments consist of principally of initial payments (made through 2003) totaling about $12.7 billion, approximately $8.6 billion to be allocated among the states based on the states’ contribution toward resolving the Settlement (to be paid in equal installments over a 10-year period beginning in 2008), and approximately $183 billion to be paid annually in perpetuity in amounts that that are adjusted based on inflation and future sales of cigarettes. The Commonwealth’s share of the total amount to be paid to states under the Settlement through 2025 would be approximately $4.1 billion.

The allocation and expenditures of the annual amounts received by the Commonwealth from the Settlement are subject to appropriation and disposition by the General Assembly. During the 1999 General Assembly Session, legislation was adopted to create the Tobacco Indemnification and Community Revitalization Commission (the “TICR Commission”) and Tobacco Indemnification and Community Revitalization Fund (the “TICR Fund”). Under the legislation, fifty percent of the annual amount received by the Commonwealth from the Settlement will be deposited into the Fund. The TICR Commission is to determine the appropriate recipients of moneys in the TICR Fund and distribute moneys in the TICR Fund to (i) provide payments to tobacco farmers as compensation for the elimination or decline in tobacco quota and (ii) promote economic growth and development in tobacco dependent communities. The legislation also created the Virginia Tobacco Settlement Foundation (the “VTS Foundation”) and the Virginia Tobacco Settlement Fund (the “VTS Fund”). Ten percent of the annual amount received by the Commonwealth from the Settlement will be deposited into the VTS Fund. The VTS Foundation is to determine the appropriate recipients of moneys in the VTS Fund and distribute moneys in the VTS Fund to assist in financing efforts to restrict the use of tobacco products by minors. The remaining 40% unallocated Settlement payments were deposited to the General Fund in fiscal years 2000 through 2006.

The biennial budget, for fiscal years 2006 through 2008, was recently amended by the Virginia General Assembly. The amended budget includes $590.9 million in net additional General Fund resources, comprised largely of a revision to the General Fund revenue forecast of $529.7 million for the biennium. The budget amendments adopted during the 2007 legislative session include actions that would utilize a large portion of additional revenues for one-time purposes (such as transportation and capital outlays), expand tax relief, and provide funding for basic budget commitments.

The additional $590.9 million in net General Fund resources stems primarily from three positive adjustments: (1) reversion of $108.9 million in executive agency operating balances and $6.2 million in legislative balances to the General Fund at the end of fiscal year 2006; (2) an increase of $546 million in the biennial revenue forecast due to continued strength in non-withholding and corporate collections (partially offset by a negative adjustment in recordation taxes); and (3) a reduction of $41.4 million in lottery profits due to expected sale declines along the North Carolina border.

As fiscal year 2007 begins, Moody’s Investors Service, Standard & Poor’s Ratings Group and Fitch, Inc. continue to hold Virginia at a AAA bond rating for long-term general obligation bonds.

The sources of the information described above include the statutes and constitutional provisions referenced, to which reference is made for more detailed information, and official statements of the Commonwealth and other publicly available documents. Columbia Funds has not independently verified any of the information contained in these official statements or documents.

Columbia Management®

COLUMBIA FUNDS SERIES TRUST

Class A, Class B, Class C, Class R and Class Z Shares

STATEMENT OF ADDITIONAL INFORMATION

August 1, 2007

Feeder Funds
Columbia High Income Fund
Columbia International Value Fund
Columbia Large Cap Core Fund
Columbia Marsico Focused Equities Fund
Columbia Marsico Growth Fund
Columbia Small Cap Growth Fund II

This Statement of Additional Information (SAI) is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with the Funds’ prospectuses dated August 1, 2007. The most recent annual reports for the Funds, which include the Funds’ audited financial statements dated March 31, 2007, are incorporated by reference into this SAI.

Copies of any Fund’s current prospectuses and annual and semi-annual reports may be obtained without charge by writing Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds’ website at www.columbiafunds.com.

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SAI PRIMER

The SAI is a part of the Funds’ registration statement that is filed with the SEC. The registration statement includes the Funds’ prospectuses, the SAI and certain other exhibits. The SAI, and any supplements to it, can be found online at www.columbiafunds.com, or by accessing the SEC’s website at www.sec.gov.

The SAI generally provides additional information about the Funds that is not required to be in the Funds’ prospectuses. The SAI expands discussions of certain matters described in the Funds’ prospectuses and provides certain additional information about the Funds that may be of interest to some investors. Among other things, the SAI provides information about:

•     the organization of the Trust;

•     the Funds’ investments;

•     the Funds’ investment advisor, investment sub-advisor(s) (if any) and other service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest;

•     the governance of the Funds;

•     the Funds’ brokerage practices;

•     the share classes offered by the Funds;

•     the purchase, redemption and pricing of Fund shares; and

•     the application of federal income tax laws.

Investors may find this information important and helpful. If you have any questions about the Funds, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended
1934 Act	Securities Exchange Act of 1934, as amended
1940 Act	Investment Company Act of 1940, as amended
Administration Agreement	The administration agreement between the Trust, on behalf of the Funds, and the Administrator
Administrator	Columbia Management Advisors, LLC
Advisor	Columbia Management Advisors, LLC
AMEX	American Stock Exchange
BAI	Banc of America Investment Services, Inc.
BAS	Banc of America Securities LLC
Bank of America	Bank of America Corporation
BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.
Board	The Trust’s Board of Trustees
Brandes	Brandes Investment Partners, L.P., the investment sub-advisor to certain of the Funds
CEA	Commodity Exchange Act
CFTC	Commodity Futures Trading Commission
CMOs	Collateralized mortgage obligations
Code	Internal Revenue Code of 1986, as amended
Codes of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act
Columbia Funds Complex	The mutual fund complex that is comprised of the open-end investment management companies advised by the Advisor or its affiliates and principally underwritten by Columbia Management Distributors, Inc., as that term is defined under Item 12 of Form N-1A

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Glossary

Columbia Funds or Columbia Funds Family	The fund complex that is comprised of the open-end investment management companies advised by the Advisor or its affiliates and principally underwritten by Columbia Management Distributors, Inc.
Custodian	State Street Bank and Trust Company
Distributor	Columbia Management Distributors, Inc.
Distribution Agreement	The distribution agreement between the Trust, on behalf of the Funds, and the Distributor
Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares
FDIC	Federal Deposit Insurance Corporation
Feeder Fund(s)	One or more of the series of CFST that invests all of its assets in a corresponding Master Portfolio that is a series of CMIT
FHLMC	Federal Home Loan Mortgage Corporation
Fitch	Fitch Investors Service, Inc.
FNMA	Federal National Mortgage Association
The Fund(s) or a Fund	One or more of the open-end management investment companies listed on the front cover of this SAI that are series of the Trust
GNMA	Government National Mortgage Association
High Income Fund	Columbia High Income Fund
High Income Master Portfolio	Columbia High Income Master Portfolio
Independent Trustees	The Trustees of the Board who are not “interested persons” of the Fund as defined in the 1940 Act
International Value Fund	Columbia International Value Fund
International Value Master Portfolio	Columbia International Value Master Portfolio
Investment Advisory Agreement	The investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor
Investment Sub-Advisory Agreement	The investment sub-advisory agreement among the Trust on behalf of the Fund(s), the Advisor and a Fund’s investment sub-advisor(s), as the context may require
IRS	United States Internal Revenue Service
Large Cap Core Fund	Columbia Large Cap Core Fund
Large Cap Core Master Portfolio	Columbia Large Cap Core Master Portfolio
LIBOR	London Interbank Offered Rate
MacKay Shields	MacKay Shields LLC, the investment sub-advisor to certain of the Funds
Marsico	Marsico Capital Management, LLC, the investment sub-advisor to certain of the Funds
Marsico Focused Equities Fund	Columbia Marsico Focused Equities Fund
Marsico Focused Equities Master Portfolio	Columbia Marsico Focused Equities Master Portfolio
Marsico Growth Fund	Columbia Marsico Growth Fund
Marsico Growth Master Portfolio	Columbia Marsico Growth Master Portfolio
Master Portfolio(s)	One or more of the open-end investment companies that is a series of CMIT (The terms “Fund” and “Master Portfolio” are sometimes used interchangeably in this SAI).
Money Market Fund(s)	One or more of the money market funds in the Columbia Funds Family
Moody’s	Moody’s Investors Service, Inc.
NASDAQ	National Association of Securities Dealers Automated Quotations system
NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)
NSCC	National Securities Clearing Corporation
NYSE	New York Stock Exchange
Principal Underwriter	Columbia Management Distributors, Inc.
REIT	Real estate investment trust

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Glossary

RIC	A “registered investment company,” as such term is used in the Internal Revenue Code of 1986, as amended
S&P	Standard & Poor’s Corporation (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Columbia Funds).
SAI	This Statement of Additional Information
SEC	United States Securities and Exchange Commission
Selling Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor
Servicing Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor
Small Cap Growth Fund II	Columbia Small Cap Growth Fund II
Small Cap Growth Master Portfolio	Columbia Small Cap Growth Master Portfolio
Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of the Funds, and Columbia Management Services, Inc.
Transfer Agent	Columbia Management Services, Inc.
The Trust	Columbia Funds Series Trust, the registered investment company in the Columbia Funds Family to which this SAI relates
Trustee(s)	One or more of the Board’s Trustees

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ABOUT THE TRUST

The Trust is a registered investment company under the 1940 Act within the Columbia Funds Family. Columbia Funds offers over 100 mutual funds in all major asset classes, and the Advisor had approximate assets under management of $347.4 billion as of March 31, 2007.

The Trust was organized as a Delaware business trust, a form of entity now known as a statutory trust, on October 22, 1999. On September 26, 2005, the Trust changed its name from Nations Funds Trust to Columbia Funds Series Trust.

On or about that same day, the names of the Funds were changed as follows: Nations High Yield Bond Fund to Columbia High Income Fund, Nations International Value Fund to Columbia International Value Fund, Nations Strategic Growth Fund to Columbia Large Cap Core Fund, Nations Marsico Focused Equities Fund to Columbia Marsico Focused Equities Fund, Nations Marsico Growth Fund to Columbia Marsico Growth Fund, and Nations Small Company Fund to Columbia Small Cap Growth Fund II.

Each of the Funds in the Trust represents a separate series of the Trust and, except for Marsico Focused Equities Fund, is an open-end diversified management investment company. Each of the Funds has a fiscal year end of March 31st.

Each of the Funds is a Feeder Fund that seeks to achieve its respective investment objectives by investing substantially all of its assets in other mutual funds (the Master Portfolios) with the same investment objective, principal investment strategies and investment risks. Each Master Portfolio is a separate series of Columbia Funds Master Investment Trust, LLC. As of March 30, 2007, Columbia Funds Master Investment Trust, LLC converted from a Delaware statutory trust to a Delaware limited liability company. Remember that the terms “Fund(s)” and “ Master Portfolio(s)” are sometimes used interchangeably in this SAI.

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ABOUT THE FUNDS’ INVESTMENTS

The investment objective, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which generally involves the ability to invest 10% or more of a Fund’s total assets) and related principal investment risks for each Fund are discussed in each Fund’s prospectuses.

Certain Investment Activity Limits

The overall investment and other activities of the Advisor and its affiliates may limit the investment opportunities for each Fund in certain markets where limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, each Fund’s activities also may be restricted because of regulatory restrictions applicable to the Advisor and its affiliates and/or because of their internal policies. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion of investment policies in the Funds’ prospectuses. A fundamental policy may only be changed with shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval, but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset. Borrowings and other instruments that may give rise to leverage and the restriction on investing in illiquid securities are monitored on an ongoing basis.

Fundamental Investment Policies

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

1.	Each Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.

2.	Each Fund may not purchase or sell real estate, except each Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3.	Each Fund may not purchase or sell commodities, except that each Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

4.	Each Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

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5.	Each Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

6.	Each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

7.	Each Fund, except the Marsico Focused Equities Fund, may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations; and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

Non-Fundamental Investment Policies

1.	The Funds may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of a Fund are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2.	Each Fund may not invest more than 15% of its net assets in illiquid securities.

3.	The Funds may not sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4.	Marsico Focused Equities Fund may not purchase securities of any one issuer (other than U.S. Government Obligations and securities of other investment companies) if, immediately after such purchase, more than 25% of the value of the Fund’s total assets would be invested in the securities of one issuer, and with respect to 50% of such Fund’s total assets, more than 5% of its assets would be invested in the securities of one issuer.

5.	To the extent a Fund is subject to Rule 35d-1 under the 1940 Act (the Names Rule), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, it has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to a Fund’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

Exemptive Orders

In addition to the policies outlined above, the Columbia Funds Family has received the following exemptive orders from the SEC which enable the Funds to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

1.	Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by the Advisor may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

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2.	Pursuant to an exemptive order dated September 5, 2003, each Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

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Permissible Investments and Related Risks

Each Fund’s prospectuses identify and summarize the individual types of securities in which the Fund invests as part of its principal investment strategies and the risks associated with such investments.

The table below identifies for each Fund the types of securities in which it is permitted to invest, including those described in each Fund’s prospectuses. A Fund generally has the ability to invest 10% or more of its total assets in the types of securities described in its prospectuses. To the extent a type of security identified below for a Fund is not described in a Fund’s prospectuses, the Fund generally invests less than 10% of the Fund’s total assets in such security type.

Information about individual types of securities (including certain of their associated risks) in which some or all of the Funds may invest is set forth below. Each Fund’s investment in these types of securities is subject to its investment objective and fundamental and non-fundamental investment policies.

Permissible Fund Investments

Investment Type	High Income Fund	International Value Fund	Large Cap Core Fund	Marsico Focused Equities Fund	Marsico Growth Fund	Small Cap Growth Fund II
Asset-Backed Securities	✓		✓	✓	✓	✓
Bank Obligations (Domestic and Foreign)	✓	✓	✓	✓	✓	✓
Common Stock	✓		✓	✓	✓	✓
Convertible Securities	✓		✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓	✓	✓
Derivatives		✓	✓	✓	✓	✓
Index or Linked Securities (Structured Products)			✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts		✓	✓	✓	✓	✓
Stock Options and Stock Index Options		✓	✓	✓	✓	✓
Swap Agreements			✓	✓	✓	✓
Dollar Rolls			✓	✓	✓	✓
Foreign Currency Transactions	✓	✓	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Agreements)	✓	✓	✓	✓	✓	✓
Illiquid Securities				✓	✓
Investing in a Master Portfolio	✓	✓	✓	✓	✓	✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓		✓	✓	✓	✓
Money Market Instruments	✓	✓	✓	✓	✓	✓
Mortgage-Backed Securities			✓	✓	✓	✓

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Permissible Fund Investments

Investment Type	High Income Fund	International Value Fund	Large Cap Core Fund	Marsico Focused Equities Fund	Marsico Growth Fund	Small Cap Growth Fund II
Participation Interests	✓		✓	✓	✓	✓
Preferred Stock	✓		✓	✓	✓	✓
Private Placement and Other Restricted Securities		✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships		✓	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓	✓
Reverse Repurchase Agreements		✓	✓	✓	✓	✓
Stripped Securities			✓			✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓	✓
Variable- and Floating-Rate Obligations		✓	✓	✓	✓	✓
Warrants and Rights			✓	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions		✓	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓	✓

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions that are tied to the payments made on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. These securities, in turn, are either privately placed or publicly offered.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on asset-backed securities that then would be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of asset-backed securities may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets.

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Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may be issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Banker’s acceptances are time drafts drawn on and accepted by banks and are a customary means of effecting payment for merchandise sold in import-export transactions and a general source of financing. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign (mainly European) banks with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to the Fund payments at floating or fixed interest rates. A Fund also may hold funds on deposit with its custodian for temporary purposes.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the FDIC up to certain specified limits. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important corporate governance matters, and to receive dividend payments, if any, on their holdings. However, ownership of common stock does not entitle owners to participate in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE, AMEX or the Nasdaq Stock Market. Domestic and foreign corporations also may have their shares traded on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange.

Investing in common stocks is subject to certain risks. Stock market risk, for example, is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods of time, perhaps substantially or unexpectedly. Domestic and foreign stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, such as changes in earnings or management, as well as general economic and market factors.

If a corporation is liquidated, the claims of secured and unsecured creditors and owners of debt securities and “preferred” stock take priority over the claims of those who own common stock.

Investing in common stocks also poses risks applicable to the particular type of company issuing the common stock. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other

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things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, may be more reliant on singular products or services and are more vulnerable to larger competitors. Common stocks of these types of companies may have a higher potential for gains, but also may be subject to greater risk of loss.

Investing in common stocks also poses risks applicable to a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector. When market conditions favorably affect, or are expected favorably to affect, an industry, the share prices of the common stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the share prices of those companies’ common stocks to decline quickly.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities but typically retain the investment characteristics of debt securities until they have been converted. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar debt securities nor generally are they as sensitive to changes in share price as their underlying common stock.

Investing in convertible securities is subject to certain risks. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses. Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock, even at times when the value of the underlying common stock or other equity security has declined substantially.

In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible debt securities of the same issuer. Some convertible securities are particularly sensitive to changes in interest rates when their predetermined conversion price is much higher than the price for the issuing company’s common stock.

Corporate Debt Securities

Corporate debt securities are fixed income securities typically issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturity dates and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry fixed, variable or floating rates of interest.

Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend the notes’ maturity. ECNs are issued at a discount rate, with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date, the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

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Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated by an NRSRO as investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carries a relatively high degree of risk.

Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it becomes due. Some corporate debt securities that are rated below investment grade by an NRSRO generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated) securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Derivatives

General

Derivatives are financial instruments whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; forward contracts on securities and securities indices; linked securities and structured products; collateralized mortgage obligations; stripped securities; warrants; swap agreements and swaptions.

A Fund may use derivatives for a variety of reasons, including, for example: (i) to enhance its return; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolios securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; and/or (vi) to manage the effective maturity or duration of its portfolio.

A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative will not correlate well with the security for which it is substituting. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount of taxes payable by shareholders.

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A Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

Index or Linked Securities (Structured Products)

General. Indexed or linked securities, also often referred to as “structured products,” are instruments that may have varying combinations of equity and debt characteristics. These instruments are structured to recast the investment characteristics of the underlying security or reference asset. If the issuer is a unit investment trust or other special purpose vehicle, the structuring will typically involve the deposit with or purchase by such issuer of specified instruments (such as commercial bank loans or securities) and/or the execution of various derivative transactions, and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities. The issuers of these securities frequently are limited purpose trusts or other special purpose vehicles that, in turn, invest in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on or linked to the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the

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par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and/or principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. These securities generally are exempt from registration under the Securities Act of 1933. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Commodity-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked or commodity-linked note depend on the performance of one or more market indices, such as the S&P 500 Index, a weighted index of commodity futures such as crude oil, gasoline and natural gas or the market prices of a particular commodity or basket of commodities. Equity-linked securities are short-term or intermediate term instruments having a value at maturity and /or interest rate determined by reference to the market prices of one or more equity securities. At maturity, the principal amount of an equity-linked debt security is often exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index, commodity, currency and equity-linked securities may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Advisor. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Advisor. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad, and certain derivative instruments may be illiquid.

Linked securities are often issued by unit investment trusts. Examples of this include such index-linked securities as S&P Depositary Receipts (SPDRs), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index, and a type of ETF. Because a unit investment trust is an investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing levels of fees with respect to investments in such unit investment trusts.

Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and such equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Investing in structured products and linked securities is subject to certain risks. Because structured products typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products may be structured as a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher rates of return and present greater risks than unsubordinated structured products. Structured products sometimes are sold in private placement transactions and often have a limited trading market.

Investments in “linked” securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked-securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging market countries, there are certain additional risks associated with such investments.

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SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called “creation unit size” and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

Futures Contracts and Options on Futures Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of security or other asset called for in the contract at a specified delivery time for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of security or other asset called for in the contract at a specified delivery time at a stated price. The specific securities or other assets delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying security or other asset. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities or other assets currently owned or expected to be acquired by them. Speculators less often own the securities or other assets underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities or other assets. Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the CFTC and the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a “commodity pool operator” under the CEA, and, accordingly, they are not subject to registration or regulation as such under the CEA.

Upon entering into futures contracts, in compliance with the SEC’s requirements, cash or liquid securities, equal in value to the amount of a Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions, in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying security or other asset) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the relevant futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or other asset fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

Although futures contracts by their terms call for actual delivery or acceptance of securities or other assets (stock index futures contracts or futures contracts that reference other intangible assets do not permit delivery of the referenced

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assets), the contracts usually are closed out before the settlement date without the making or taking of delivery. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of taking such action would be to reduce or eliminate the hedge position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of security or other asset with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Fund is subject to the Advisor’s ability to predict correctly movements in the direction of interest rates and other factors affecting securities and commodities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund, therefore, bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

In the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions, closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of interest rate futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling bonds with short maturities and investing in bonds with long maturities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

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Interest rate futures contracts are traded in an auction environment on the floors of several exchanges – principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; GNMA modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position in the index. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged.

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index (the Index). This Index is composed of forty term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The forty prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

Options on Futures Contracts. A Fund may purchase and write call and put options on those futures contracts that it is permitted to buy or sell. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or other assets or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.

A Fund will enter into written options on futures contracts only when, in compliance with the SEC’s requirements, cash or liquid securities equal in value to the underlying security’s or other asset’s value (less any applicable margin deposits) have been deposited in a segregated account. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

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Investments in futures options involve some of the same risks that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. There may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Successful use of index futures by a Fund is also subject to the Advisor’s ability to predict correctly movements in the direction of the market. It is possible that, for example, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in a Fund’s portfolio may decline. If this occurred, a Fund would lose money on the futures and also experience a decline in the value of its portfolio securities, as a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move to the same extent as do the prices of its put options on the stock indices. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit of the increased values of those securities that it has hedged, because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market, and also because of the imperfect correlation between movements in an index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Index Futures Contracts. A Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the

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case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

There are various risks in connection with the use by a Fund of index futures as a hedging device. For example, a risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged; there can be no assurance that the Advisor will be successful in doing so.

Use by Tax-Exempt Funds of Interest Rate and U.S. Treasury Security Futures Contracts and Options. A Fund investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Stock Options and Stock Index Options

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (OCC). Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

There is a key difference between stock options and stock index options in connection with their exercise. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or a narrower market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

The successful use of a Fund’s options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly. When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction for such option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since a Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

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If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. The writer in such circumstances would be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, a Fund will realize a loss equal to the premium paid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at a time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, a Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Dealer (Over-the-Counter) Options. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if a Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options more often may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, a Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with a Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

A Fund generally will treat purchased dealer options as illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that a Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option.

Writing covered options. A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with a Fund’s investment goal and policies. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

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A Fund may write only covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls (straddles) on the same underlying security.

A Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than the security’s then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Fund may also have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. A Fund may purchase call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

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Swap Agreements

Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Additionally, whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have

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significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

The values of equity swaps can be very volatile. To the extent that the Advisor does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

Dollar Rolls

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar (same collateral type, coupon and maturity) securities on a specified future date and price. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Fund foregoes principal and interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities as well as the interest earned on the cash proceeds of the initial sale.

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Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price or that the transaction costs may exceed the return earned by a Fund from the transaction. Dollar rolls also involve risk to a Fund if the other party should default on its obligation and a Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction.

Foreign Currency Transactions

Foreign currency transactions may be used to protect, to some extent, against uncertainty in the level of future currency exchange rates by establishing a fixed exchange rate. Foreign currency transactions may involve the purchase or sale of foreign currencies on a “spot” (cash) basis at the prevailing exchange rate or may involve “forward contracts” that allow a Fund to purchase or sell foreign currencies at a future date. Forward contracts may be used for “transaction hedging,” “position hedging” and “cross-hedging.” A Fund may use forward sale contracts to sell an amount of a foreign currency approximating the value of a Fund’s securities denominated in the foreign security when that foreign currency suffers a substantial decline against the U.S. dollar. A Fund may use forward purchase contracts to purchase a foreign currency when it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized if the value of the hedged currency increases.

Transaction hedging may allow a Fund to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest rate payment in a foreign currency. A Fund may use transaction hedging to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging may allow a Fund to protect against an adverse change in the relationship between the U.S. dollar and the applicable foreign currencies in which its portfolio securities are denominated. A Fund may use position hedging when it is believed that the U.S. dollar may suffer a decline against the foreign currency by entering into a forward purchase contract to purchase that foreign currency for a fixed dollar amount.

Cross-hedging may allow a Fund to enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall if there is a decline in the U.S. dollar value of the currency in which a Fund’s securities are denominated.

A Fund also may purchase exchange-listed and over-the-counter call and put options on foreign currencies and foreign currency contracts. Options on foreign currencies and foreign currency contracts give the holder a right to buy or sell the underlying foreign currencies or foreign currency contracts for a specified period of time and for a specified amount. The value of an option on foreign currencies or foreign currency contracts reflects the value of an exchange rate, which depends on the relative values of the U.S. dollar and the relevant foreign currency.

Engaging in foreign currency transactions is subject to certain risks. For example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the dollar value of any securities held by a Fund denominated in that currency. It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract, which may make it necessary for a Fund to purchase additional foreign currency on the spot market if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver at the time a Fund sells the security being hedged. The value of any currency, including the U.S. dollar, may be affected by political and economic factors applicable to the issuer’s country. The exchange rates of currencies also may be affected adversely by governmental actions. Transaction, position and cross-hedging do not eliminate fluctuations in the underlying prices of securities that a Fund owns or intends to purchase or sell and may limit the amount of potential gain that might result from the increase in value of the currency being hedged. Settlement procedures relating to a Fund’s foreign currency transactions may be more complex than those relating to investments in securities of U.S. issuers.

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Foreign Securities

Foreign securities include debt, equity and derivative securities that the Advisor determines are “foreign” based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors.

Foreign securities may include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are U.S. dollar-denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency-denominated receipts issued in Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.

Investing in foreign securities is subject to certain risks. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies or U.S. dollars, without a change in the intrinsic value of those securities. Additionally, the U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies by purchasing and selling forward foreign currency exchange contracts and foreign currency futures contracts and related options. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. A Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which would reduce the amount of income and capital gains available to distribute to a Fund’s shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; adverse impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those mandated for domestic companies.

Risks associated with investments in foreign securities are increased with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

Guaranteed Investment Contracts (Funding Agreements)

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

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Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

Illiquid Securities

Illiquid securities are defined by the Fund consistent with SEC staff’s current guidance and interpretations which provides that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be liquid securities.

Investing in a Master Portfolio

Investing in a Master Portfolio is the way in which a Fund may seek to achieve its investment objective. The 1940 Act permits a Fund, under certain conditions, to invest all of its assets in another mutual fund. Under this structure, called a master/feeder structure, a Fund (the Feeder Fund) invests all of its assets in a corresponding Master Portfolio with the same investment objective, principal investment strategies and risks as the Feeder Fund. The Master Portfolio is a separate series of Columbia Funds Master Investment Trust, which is organized as a limited liability company under the laws of the State of Delaware, and is itself a registered investment company in the Columbia Funds Family. Other entities (e.g., other investment companies, commingled trust funds, institutional and certain individual investors), along with other Master Portfolios, may invest in the Master Portfolio from time to time. Accordingly, there also may be other investment companies, as well as other investment vehicles, through which you can invest in the Master Portfolio that may have higher or lower fees and expenses than those of the Feeder Fund and that, therefore, may have different performance results than the Feeder Fund.

The primary advantages of the master/feeder structure are potential economies of scale. For example, the larger asset size of the Master Portfolio may allow it to purchase securities and engage in brokerage transactions on more favorable terms than might otherwise be available to the Feeder Fund alone, as well as, over time, to enjoy other benefits associated with achieving economies of scale.

Investing in a Master Portfolio is subject to certain risks. As with any mutual fund, other investors in the Master Portfolio could control the results of voting at the Master Portfolio level in certain instances (e.g., a change in fundamental policies by the Master Portfolio which was not approved by a Fund’s shareholders). This could cause the Feeder Fund to withdraw its investment in the Master Portfolio. The Feeder Fund also may withdraw its investment in the Master Portfolio at any time if the Board determines that it is in the best interest of the Feeder Fund to do so. Upon such withdrawal, the Board would consider what action should be taken, including the investment of all of the assets of the Feeder Fund in another pooled investment entity having, for example, the same (or similar) investment objective, principal investment strategies and risks as the Feeder Fund or the hiring of an investment advisor to manage the Feeder Fund’s assets in accordance with its investment objective and principal investment strategies. Further, the withdrawal of other entities that may from time to time invest in the Master Portfolio could have an adverse effect on the performance of the Master Portfolio and the Feeder Fund, such as decreased economies of scale and increased per share operating expenses.

Investments in Other Investment Companies

Investing in other investment companies may be a means by which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, the rules and regulations thereunder and any exemptive orders currently or in the future obtained by a Fund from the SEC.

The 1940 Act generally requires that a Fund limit its investments in another investment company or series thereof so that, as determined at the time a securities purchase is made: (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets will be

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invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a Fund or by companies controlled by the Fund. Such other investment companies may include exchange-traded funds (ETFs), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries.

Investing in other investment companies is subject to certain risks. Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to be fully invested, there may be potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on Fund shares held directly but also on the investment company shares that a Fund purchases.

In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry on which the ETF relates. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of other affiliated Columbia Funds, including the Money Market Funds, subject to certain conditions. Investing in affiliated Funds may present certain actual or potential conflicts of interest. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest.

Low and Below Investment Grade Securities

Low and below investment grade securities (below investment grade securities are also known as “junk bonds”) are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s), that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by Moody’s) or that are unrated but determined by the Advisor to be of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications or similar events, are more speculative in nature than securities with higher ratings and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of one or more NRSROs, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities.

Investing in low and below investment grade securities and comparable unrated securities is subject to certain risks. The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Advisor’s credit analysis with respect to these types of securities than is the case for more highly rated securities.

The market values of certain low and below investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than are the market value of more highly rated securities. In addition, issuers of low and below investment grade and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is greater for low and below investment grade and comparable unrated securities than it is for higher rated securities because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating portfolio net asset value; and (ii) sell the securities at fair market value either to meet redemption requests or to respond to changes in the economy or in financial markets.

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Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (i) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States, foreign countries and supranational entities, and each of their subdivisions, agencies and instrumentalities; and (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or its instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Mortgage-Backed Securities

Mortgage-backed securities are a type of asset-backed security and represent interests in, or debt instruments backed by, pools of underlying mortgages. In some cases, these underlying mortgages may be insured or guaranteed by the U.S. Government or its agencies. Mortgage-backed securities entitle the security holders to receive distributions that are tied to the payments made on the underlying mortgage collateral (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying mortgage collateral effectively pass through to such security holders. Mortgage-backed securities are created when mortgage originators (or mortgage loan sellers who have purchased mortgage loans from mortgage loan originators) sell the underlying mortgages to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying mortgage loans, and have a minimum denomination and specific term. The securities, in turn, are either privately placed or publicly offered.

Mortgage-backed securities may be issued or guaranteed by the Government National Mortgage Association (also known as Ginnie Mae or GNMA), the Federal National Mortgage Association (also known as Fannie Mae or FNMA), or the Federal Home Loan Mortgage Corporation (also known as Freddie Mac or FHLMC), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its stock nor the securities it issues are insured or guaranteed by the U.S. Government. FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, “repackages” them and provides certain guarantees. FHLMC’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Mortgage-backed securities issued by FHLMC are not guaranteed as to timely payment of interest and principal by the U.S. Government.

Collateralized mortgage obligations (CMOs) are debt obligations issued by special-purpose trusts, collateralized by underlying mortgage assets. Principal prepayments on underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Real estate mortgage investment conduits (REMICs) are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.

Investing in mortgage-backed securities is subject to certain risks, including, among others, prepayment, market and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages more quickly than expected, which may

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affect the security’s average maturity and rate of return. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages also may be affected by home value appreciation, ease of the refinancing process and local economic conditions, among other factors. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities can be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, which in turn may decrease their value. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. Government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “packaged” by an intermediary, such as a bank or broker/dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments that are passed through to the holder of the participation interest from the payments made on the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, as an initial purchaser, which are passed through to purchasers in the secondary market, such as a Fund. Mortgage-backed securities are a common type of participation interest.

Loan participations also are a type of participation interest. Loan participations are interests in loans that are administered by a lending bank or agent for a syndicate of lending banks and sold by the bank or syndicate members.

Investing in participation interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. A Fund also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent.

Preferred Stock

Preferred stock represents units of ownership of a corporation that frequently have dividends that are set at a specified rate. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond.

Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. Shares typically are bought and sold at face values generally ranging from $100,000 to $500,000 per share. The potential benefits of APS include:

•	Reduced interest rate risk: Because these securities generally reset within a short period of time, the exposure to interest rate risk is somewhat mitigated.

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Preservation of principal: The frequency of the dividend reset provisions makes APS an attractive cash management instrument. The auction reset mechanism generally assures that the shares will trade at par on the auction date. For those that reset frequently, the share price is not expected to fluctuate from par; however, the reset rate may reflect factors such as market conditions, demand and supply for a particular credit confidence in the issuer.

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•	Credit quality: Most corporate APS carry an investment grade credit rating from both Moody’s and S&P; municipal APS typically carry the highest credit rating from both Moody’s and S&P (Aaa/AAA).

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

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Failed auction: Such a breakdown of the auction process is unlikely; however, in the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectuses and typically is influenced by the issuer’s credit rating. In a failed auction, current shareholders generally are unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder may hold his or her shares until the next auction. Should there not be subsequent auctions that “cure” the failed process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: Although unlikely, the preferred shares are redeemable at any time, at the issuer’s option, at par plus accrued dividends.

Investing in preferred stock is subject to certain risks. For example, stock market risk is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and decline based on factors specific to each corporation, such as changes in earnings or management.

Investing in preferred stock also may involve the risks applicable to investing in a particular company. For example, stocks of smaller companies tend to have greater price fluctuations than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Stocks of these companies may have a higher potential for gains but also are subject to greater risk of loss.

Investing in preferred stock also may involve the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ stock to decline.

Private Placement and Other Restricted Securities

Private placement securities are securities that have been privately placed and are not registered under the 1933 Act. They are eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other “restricted” securities often cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale.

Private placements typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it

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more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of a trading market.

Real Estate Investment Trusts and Master Limited Partnerships

REITs are entities that either own properties or make construction or mortgage loans and also may include operating or finance companies. An equity REIT generally holds equity positions in real estate and seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage REIT generally specializes in lending money to owners of properties and passes through any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and the oil and gas industries, but they also may finance motion pictures, research and development and other projects.

REITs are subject to certain risks associated with direct ownership of real estate, including, for example, declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs also may be subject to interest rate risk. In general, increases in interest rates will decrease the value of high-yield securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for preferential tax treatment under the Code, which adversely could affect dividend payments. REITs also may not be diversified.

Investing in master limited partnerships generally is subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks include those associated with the specific industries in which a master limited partnership invests, such as the risks associated with investing in the real estate or oil and gas industries.

Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing a Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. A Fund typically will enter into repurchase agreements only with commercial banks, registered broker/dealers and the Fixed Income Clearinghouse Corporation, and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest.

Repurchase agreements generally are subject to counterparty risk. If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale and accrued interest are less than the resale price provided in the repurchase agreement including interest. In addition, if a seller becomes involved in bankruptcy or insolvency proceedings, a Fund may incur delays and costs in selling the underlying security, or may suffer a loss of principal and interest if, for example, a Fund is treated as an unsecured creditor and is required to return the underlying collateral to the seller or its assigns.

Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse

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repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Stripped Securities

Stripped securities are securities that evidence ownership in either the future interest or principal payments on an instrument. There are many different types and variations of stripped securities. For example, separately traded interest and principal securities, or STRIPS, can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through DTC, a clearing agency registered pursuant to Section 17A of the Securities Exchange Act of 1934, as amended, and created to hold securities for its participants, and to facilitate the clearance and settlement of securities transactions between participants through electronic computerized book-entries, thereby eliminating the need for physical movement of certificates. TIGERS are Treasury securities stripped by brokers. Stripped mortgage-backed securities, or SMBS, also can be issued by the U.S. Government or its agencies.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common types of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable, or floating, rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula.

Investing in variable- and floating-rate obligations is subject to certain risks. Variable- and floating-rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Variable- and floating-rate obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a variable- or floating rate obligation defaults, a Fund could sustain a loss to the extent of such default.

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Warrants and Rights

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.

Warrants and rights may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights, such as when there is no movement in the market price or the market price of such securities declines.

When-Issued, Delayed Delivery and Forward Commitment Transactions

When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by a Fund, with payment and delivery taking place in the future. When engaging in when-issued, delayed delivery and forward commitment transactions, a Fund typically will hold cash or liquid securities in a segregated account in an amount equal to or greater than the purchase price. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that a Fund agrees to purchase the securities. A Fund generally will enter into when-issued, delayed delivery and forward commitment transactions only with the intention of completing such transactions. However, the Advisor may determine not to complete a transaction if it deems it appropriate. In such cases, a Fund may realize short-term gains or losses.

When-issued, delayed delivery and forward commitment transactions involve the risks that the securities purchased may fall in value by the time they actually are issued or that the other party may fail to honor the contract terms. A Fund that invests in delayed delivery securities may rely on a third party to complete the transaction. Failure by a third party to deliver a security purchased on a delayed delivery basis may result in a financial loss to a Fund or the loss of an opportunity to make an alternative investment.

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. These securities include, among others, zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGERs (Treasury Investor Growth Receipts) or STRIPS (Separate Trading of Registered Interest and Principal of Securities). Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages are generally structured in the same fashion as zero-coupon bonds; the certificate of deposit holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities holders generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

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Investing in zero-coupon, pay-in-kind and step-coupon securities is subject to certain risks, including that market prices of zero-coupon, pay-in-kind step-coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are volatile. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than interest paying bonds.

Borrowings

Each Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Funds’ Investments – Fundamental and Non-Fundamental Investment Policies. Specifically, each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds. In general, pursuant to the 1940 Act, a Fund may borrow money only from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount must be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

The Funds participate in committed and uncommitted lines of credit (Lines of Credit). Any advance under the Lines of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely sale of portfolio securities. It is possible that a Fund may wish to borrow money under the uncommitted line of credit for a temporary or emergency purpose but may not be able to do so.

As noted above under the heading About the Funds’ Investments – Exemptive Orders, pursuant to an exemptive order from the SEC, a Fund may, subject to certain conditions, borrow money from other funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Short Sales

A Fund may engage in short sales that are not “against the box,” which are sales by a Fund of securities or commodity futures contracts that it does not own in hopes of purchasing the same security at a later date at a lower price. The technique is also used to protect a profit in a long-term position in a security or commodity futures contract. To make delivery to the buyer, a Fund must borrow or purchase the security. If borrowed, a Fund is then obligated to replace the security borrowed from the third party, so a Fund must purchase the security at the market price at a later time. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price of the security from the time of the short sale plus any premiums and interest paid to the third party. (Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.)

Short sales by a Fund that are not made “against the box” create opportunities to increase a Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Because a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, a Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a Fund may be required to pay in connection with the short sale. Short sales could potentially involve unlimited loss, as the market price of securities sold short may continually increase, although a Fund can mitigate any such

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losses by replacing the securities sold short. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. There is also the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund.

A Fund will sometimes sell securities short when it owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.” If a Fund makes a short sale “against the box,” it would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by a Fund, because a Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Short sales “against the box” entail many of the same risks and considerations described above regarding short sales not “against the box.” However, when a Fund sells short “against the box” it typically limits the amount of securities that it has leveraged. A Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the Advisor believes that the price of a security may decline, causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for such security. In such case, any future losses in a Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and, in the case where a Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. Short sales may have adverse tax consequences to a Fund and its shareholders.

A Fund’s successful use of short sales also will be subject to the ability of the Advisor to predict movements in the directions of the relevant market. A Fund therefore bears the risk that the Advisor will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security’s price goes up, a Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that a Fund will not incur significant losses in such a case.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless a Fund’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

Lending Securities

Securities lending refers to the lending of a Fund’s portfolio securities. Subject to its investment policies described above and in the prospectuses, a Fund may make secured loans of its portfolio securities to broker/dealers and other institutional investors. Securities loans are made pursuant to agreements that require that loans be secured continuously by collateral in cash or short-term debt obligations at least equal to the value of the securities loaned. A Fund retains all or a portion of the interest received on investment of cash collateral, or receives a fee from the borrower where collateral is provided in the form of short-term debt obligations. A borrower will pay to a Fund an amount equal to any dividends or interest received on securities loaned, but a Fund typically will pay for lending fees and related expenses from interest earned on investments of cash collateral. Although voting rights, or rights to consent, with respect to loaned securities pass to a borrower, a Fund retains the right to call the loans at any time on reasonable notice, and may do so in order to vote upon matters affecting, or to sell, the loaned securities.

Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default. There also is a risk of possible delay in the recovery of loaned securities or possible loss of rights in the collateral if a borrower fails financially.

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Temporary Defensive Positions

Each Fund may temporarily invest in money market instruments or hold cash while it is investing defensively. It may do so without limit, when the Advisor: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective.

See also About the Funds’ Investments – Permissible Investments and Related Risks – Money Market Instruments.

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

For each Fund’s portfolio turnover rate, see the Financial Highlights section in the prospectuses for that Fund.

Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of the Columbia Funds’ portfolio holdings. These policies and procedures are designed to ensure that disclosure of information regarding the Columbia Funds’ portfolio securities is in the best interests of Columbia Fund shareholders and to address conflicts between the interests of Columbia Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Columbia Fund, on the other. These policies and procedures provide that Columbia Funds portfolio holdings information generally may not be disclosed to any party prior to the earlier of: (i) the business day next following the posting of such information on the Columbia Funds’ website, if applicable, or (ii) the time a Columbia Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The policies and procedures prohibit the Advisor and the Columbia Funds’ other service providers from entering into any agreement to disclose Columbia Fund portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of Columbia Funds and include some variations tailored to the different categories of Columbia Funds. Accordingly, some of the provisions described below do not apply to the Columbia Fund(s) covered by this SAI. The Advisor also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Public Disclosures

The Columbia Funds’ portfolio holdings currently are disclosed to the public through required filings with the SEC and on the Columbia Funds’ website. This information is available on the Columbia Funds’ website as described below.

•	For equity, convertible, balanced and asset allocation Columbia Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.

•	For fixed income Columbia Funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.

•	For Money Market Funds, a complete list of portfolio holdings as of a month-end is posted approximately the fifth business day after such month-end.

The Columbia Funds also disclose their largest holdings, as a percent of the market values of the Columbia Funds’ portfolios, as of month-end on their website, generally within 15 days after such month-end. The equity Columbia Funds post their largest 10-15 holdings, the balanced Columbia Funds post their largest 5 equity holdings, and certain fixed income Columbia Funds post their top 5-15 holdings.

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The scope of the information that is made available on the Columbia Funds’ website pursuant to the Columbia Funds policies relating to a Columbia Fund’s portfolio may change from time to time without prior notice.

The Columbia Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Columbia Fund’s fiscal year). Shareholders may obtain each Columbia Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Funds’ website. In addition, each Columbia Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 800.SEC.0330 for information about the SEC’s website or the operation of the public reference room.

With respect to variable insurance trusts in the Columbia Funds Family, holdings information is disclosed no earlier than the time such information is filed in a publicly available SEC filing required to include such information.

The Columbia Funds, the Advisor and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Columbia Funds’ website or no earlier than the time a Columbia Fund files such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Columbia Funds’ policies and procedures provide that no disclosures of the Columbia Funds’ portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the Columbia Funds have a legitimate business purpose for making such disclosure, (ii) the Columbia Funds’ President and Chief Executive Officer authorizes such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Advisor; (ii) any conflicts of interest between the interests of Columbia Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Columbia Fund, on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that otherwise is unlawful.

In addition, the Columbia Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the Columbia Funds with their day-to-day business affairs. In addition to the Advisor and its affiliates, these service providers include each Columbia Fund’s sub-advisor(s) (if any), the Columbia Funds’ independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Columbia Funds. The Columbia Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Columbia Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

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The Columbia Funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Columbia Funds’ President and Chief Executive Officer. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Electra Information Systems	None	Use for trade reconciliation purposes.	Daily

Standard & Poor’s	None	Use to maintain ratings for certain Money Market Funds.	Weekly

InvestorTools, Inc.	None	Access granted solely for the purpose of testing back office conversion of trading systems.	Real time

ING Insurance Company	None	Access granted for specific Columbia Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly

Glass-Lewis & Co.	None	Access in connection with testing the firm’s proxy services.	Daily

CMS Bondedge	None	Access when assisting in resolving technical difficulties with application used by the Advisor’s Fixed Income Portfolio Management team as an analytical and trading tool.	Ad hoc

Linedata Services, Inc.	None	Access when assisting in resolving technical difficulties with the software for the LongView Trade Order Management System.	Ad hoc

JP Morgan	None	Access to provide the Advisor’s High Yield portfolio management team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly

Malaspina Communications	None	Use to facilitate writing, publishing and mailing Columbia Fund shareholder reports and communications including shareholder letter and management’s discussion of Columbia Fund performance.	Quarterly

Data Communique	None	Use to automate marketing materials. Vendor receives top holdings information to populate data in fact sheet templates.	Quarterly

Evare LLP	None	Use for standardizing and reformatting data according to the Advisor’s specifications for use in the reconciliation process.	Daily

Factset Data Systems, Inc.	None	Use for provision of quantitative analytics, charting and fundamental data to the Advisor.	Daily

RR Donnelley/WE Andrews	None	Access as printers for the Columbia Funds’ prospectuses, supplements, SAIs, fact sheets and brochures.	Monthly

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Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Merrill and Bowne	None	Access as printers for the Columbia Funds’ prospectuses, supplements and SAIs.	Monthly

Merrill Corporation	None	Use to provide fulfillment of the Columbia Funds’ prospectuses, supplements, SAIs and sales materials.	Monthly

Citigroup	None	Access when assisting in resolving technical difficulties with Yield Book, an analytic software program that the Advisor uses to perform ongoing risk analysis and management of certain fixed income Columbia Funds and fixed income separately managed accounts.	Daily

Mellon Analytical Solutions	None	Use to provide portfolio characteristics to assist in performance reviews and reporting.	Monthly

Eagle Investment Systems Corp./ FT Interactive Systems Corp	None	Eagle is the Portfolio Accounting System for Causeway Capital Management LLC, the investment sub-advisor to certain of the Columbia Funds (Causeway).	Daily

Bloomberg Trade Order Management System	None	Bloomberg is the portfolio trading system for Causeway; holdings data needs is loaded into Bloomberg.	Daily

Institutional Shareholder Services (ISS)	None	ISS is a proxy voting research and record keeping service used by Causeway to vote proxies for certain of the Columbia Funds. ISS needs the portfolio holdings to provide Causeway with proxy ballots, research and record keeping services so that Causeway may timely and accurately vote and record proxies for certain of the Columbia Funds.	Daily

Cogent Consulting LLC	None	To facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily

Moody’s Investors Service	None	Ongoing portfolio surveillance for ratings they maintain on the Money Market Funds.	Monthly

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INVESTMENT ADVISORY AND OTHER SERVICES

The Advisor and Investment Advisory Services

The Advisor (which is also the Administrator) has been a registered investment advisor since 1995. The Advisor is a wholly owned subsidiary of Columbia Management Group, LLC, which is the primary investment division of Bank of America. The Advisor and Columbia Management Group, LLC are located at 100 Federal Street, Boston MA 02110.

The Feeder Funds don’t have their own investment advisor because they invest all of their assets in their respective Master Portfolios. The Advisor earns its fee as the investment advisor to each Master Portfolio. See the Management of the Fund – Primary Services Providers section in each Fund’s prospectuses.

Services Provided

Pursuant to the terms of the Investment Advisory Agreement, the Advisor is responsible for the overall management and supervision of the investment management of each Fund. The Advisor performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

The Investment Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Advisor shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Advisory Agreement became effective with respect to each Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Advisory Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Investment Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Advisor on 60 days’ written notice.

The Advisor pays all salaries of officers of the Trust, except for the CCO, a portion of whose salary is paid by the Columbia Funds. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, shareholder servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Fund prospectuses to shareholders. The Distributor pays the cost of printing and distributing all other prospectuses.

Advisory Fee Rates and Fees Paid

The Funds pay the Advisor an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement, and as shown in the section entitled Management of the Fund – Primary Service Providers in each Fund’s prospectuses. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Advisor also may pay amounts from its own assets to the Distributor and/or to selling and/or servicing agents for services they provide.

The Advisor received fees from the Funds* for its services as reflected in the following chart, which shows the advisory fees paid to the Advisor and the advisory fees waived/reimbursed by the Advisor, where applicable, for the three most recently completed fiscal periods.

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Advisory Fees Paid by the Funds *

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006		Fiscal Year Ended March 31, 2005
High Income Fund *
Advisory Fee Paid	$5,256,047	$5,429,545		$6,293,507
Amount Waived by the Advisor	—	—		—
Amount Reimbursed by the Advisor	—	—		—

International Value Fund *
Advisory Fee Paid	$32,446,266	$30,530,833		$34,459,176
Amount Waived by the Advisor	—	—		$1,820,335
Amount Reimbursed by the Advisor	—	$2,228,554	**	—

Large Cap Core Fund *
Advisory Fee Paid	$8,858,839	$8,483,178		$10,365,266
Amount Waived by the Advisor	—	—		—
Amount Reimbursed by the Advisor	—	$939,106	**	—

Marsico Focused Equities Fund *
Advisory Fee Paid	$27,024,538	$22,150,762		$19,323,084
Amount Waived by the Advisor	—	—		—
Amount Reimbursed by the Advisor	—	$2,101,710	**	—

Marsico Growth Fund *
Advisory Fee Paid	$30,737,961	$21,312,518		$11,838,790
Amount Waived by the Advisor	—	—		—
Amount Reimbursed by the Advisor	—	$1,981,131	**	—

Small Cap Growth Fund II *
Advisory Fee Paid	$3,660,996	$3,417,409		$5,276,927
Amount Waived by the Advisor	—	—		—
Amount Reimbursed by the Advisor	—	$290,658		—

*	Because this Feeder Fund’s advisory fees are paid at the Master Portfolio level, amounts shown are for its Master Portfolio, which may include one or more additional feeder funds.
**

These fees were reimbursed by the Advisor in connection with a commitment by Bank of America to return certain fees to any Fund that was the subject of a market timing agreement, irrespective or not as to whether or not there was an independent determination of any negative impact to any Fund shareholders.

Portfolio Manager(s)

The following provides additional information about the portfolio manager(s) of the Advisor who are responsible for making the day-to-day investment decisions for the Funds. As described in the Management of the Fund – Primary Service Providers section of each Fund’s prospectuses, the portfolio manager(s) of the Advisor who are responsible for the Funds are:

Portfolio Manager(s) of the Advisor

Portfolio Manager	Fund
Daniel H. Cole	Small Cap Growth Fund II
Daniele M. Donahoe	Small Cap Growth Fund II
Craig Leopold	Large Cap Core Fund
George Maris	Large Cap Core Fund
Colin Moore	Large Cap Core Fund
Jon Michael Morgan	Small Cap Growth Fund II

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Portfolio Manager(s) of the Advisor

Portfolio Manager	Fund
Christian F. Pineno	Small Cap Growth Fund II
Peter Santoro	Large Cap Core Fund
Clifford D. Siverd	Small Cap Growth Fund II

Compensation

The Advisor’s portfolio managers received their compensation from the Advisor and its parent company, Columbia Management Group, LLC, in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager’s three and five year performance. The Advisor also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Performance Benchmarks
Portfolio Manager	Primary Benchmark(s)	Secondary Benchmark	Morningstar Category (Peer Group)
Daniel H. Cole	Russell 2000 Growth TR	N/A	Small Growth
Daniele M. Donahoe	Russell 2000 Growth TR	N/A	Small Growth
Craig Leopold	S&P 500 TR – N	N/A	Large Blend
George Maris	S&P 500 TR – N	N/A	Large Blend
Colin Moore	S&P 500 TR – N MSCI The World Index Net (USD)	S&P Utilities Index	Large Blend World Stock
Jon Michael Morgan	Russell 2000 Growth TR	N/A	Small Growth
Christian F. Pineno	Russell 2000 Growth TR	N/A	Small Growth
Peter Santoro	S&P 500 TR – N	N/A	Large Blend
Clifford D. Siverd	Russell 2000 Growth TR	N/A	Small Growth

The size of the overall bonus pool each year is determined by Columbia Management Group, LLC and depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor’s profitability for the year, which is largely determined by assets under management.

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Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the portfolio manager(s) of the Advisor managed, as of March 31, 2007.

Other Accounts Managed by the Portfolio Manager(s)

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Craig Leopold(a)	—	—	2	$350 million	467	$1.5 billion
George Maris(a)	—	—	2	$350 million	473	$1.501 billion
Colin Moore(a)
Peter Santoro(a)	—	—	2	$350 million	467	$1.5 billion
Daniel Cole(b)	3	$100 million	3	$131 million	6	$31.968 million
Daniele Danohoe(b)	3	$100 million	3	$131 million	8	$26.35 million
Jon Michael Morgan(b)	3	$100 million	3	$131 million	8	$27 million
Christian Pineno(b)	3	$100 million	3	$131 million	27	$59.7 million
Clifford Siverd(b)	3	$100 million	3	$131 million	10	$30.8 million

(a)      “Other SEC-registered open-end and closed-end funds” represents funds other than Large Cap Core Fund.

(b)      “Other SEC-registered open-end and closed-end funds” represents funds other than Small Cap Growth Fund II.

The following table shows the number and assets of the above accounts (or portions of such accounts) for which the advisory fee is based on performance, as of March 31, 2007.

Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Craig Leopold(a)	—	—	—	—	—	—
George Maris(a)	—	—	—	—	—	—
Colin Moore(a)	—	—	—	—	—	—
Peter Santoro(a)	—	—	—	—	—	—
Daniel Cole(b)	—	—	—	—	—	—
Daniele Danohoe(b)	—	—	—	—	—	—
Jon Michael Morgan(b)	—	—	—	—	—	—
Christian Pineno(b)
Clifford Siverd(b)	—	—	—	—	—	—

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Large Cap Core Fund.
(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Small Cap Growth Fund II.

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Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the Advisor’s portfolio manager(s), as of March 31, 2007.

Portfolio Manager Ownership of the Funds as of March 31, 2007

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Craig Leopold	Large Cap Core Fund	$10,001 -$50,000(a) $10,000 -$50,000(b)
George Maris	Large Cap Core Fund	$100,001 - $500,000(a) $1 - $10,000(b)
Peter Santoro	Large Cap Core Fund	$10,001 - $50,000(a) $10,000 - $50,000(b)
Colin Moore	Large Cap Core Fund
Daniel Cole	Small Cap Growth Fund II	$100,001 - $500,000(a) $10,001 - $50,000(b)
Daniele Donahoe	Small Cap Growth Fund II	$1 - $10,000(b)
Jon Michael Morgan	Small Cap Growth Fund II	$1 - $10,000(b)
Christian Pineno	Small Cap Growth Fund II	$50,001 - $100,000(a) $10,001 - $50,000(b)
Clifford Siverd	Small Cap Growth Fund II	$1 - $10,000(b)

(a)	Excludes any notional investments.
(b)	Notional investments through a deferred compensation account.

The Advisor’s Portfolio Managers and Potential Conflicts of Interests

Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Advisor and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

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Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Advisor’s Code of Ethics and certain limited exceptions, the Advisor’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Advisor and the Funds have adopted compliance procedures that provide that any transactions between a Fund and another account managed by the Advisor are to be made at an independent current market price, consistent with applicable laws and regulation.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. Many of the potential conflicts of interest to which the Advisor’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Advisor and its affiliates. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Advisor and its affiliates.

The Sub-Advisor(s) and Investment Sub-Advisory Services

Marsico

Marsico is located at 1200 17th Street, Suite 1600, Denver, CO 80202. Marsico was organized in September 1997 as a registered investment advisor, became a wholly owned indirect subsidiary of Bank of America in January 2001 and is an affiliate of the Advisor. On June 14, 2007, Thomas F. Marsico, founder and Chief Executive Officer of Marsico, announced that he had signed a definitive agreement to acquire Marsico from Bank of America. The transaction is expected to close during the fourth quarter of 2007, and is subject to customary client consents and other mutual fund shareholder approvals. Marsico provides investment management services to other mutual funds and private accounts and, as of June 30, 2007, Marsico had approximately $93.6 billion under management.

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The Feeder Funds don’t have their own investment sub-advisor(s) because they invest all of their assets in their respective Master Portfolios. Marsico earns its fee as the investment advisor to certain of the Master Portfolios. See the Management of the Fund – Primary Services Providers section in each Fund’s prospectus.

Services Provided

Pursuant to the terms of its Investment Sub-Advisory Agreement, Marsico selects and manages the respective investments of the Funds for which it serves as investment sub-advisor. Marsico performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

Its Investment Sub-Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of Marsico’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, Marsico shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Sub-Advisory Agreement became effective with respect to a Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Sub-Advisory Agreement is specifically approved at least annually by the Trust’s Board, including its Independent Trustees. The Investment Sub-Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Advisor on 60 days’ written notice.

The Advisor, from the investment advisory fees it receives, pays Marsico for the services it provides to a Fund based on the percentage of the average daily net assets of that Fund, as set forth in the Investment Sub-Advisory Agreement. The Advisor also may pay amounts from its own assets to the Distributor or to selling or servicing agents for services they provide.

Sub-Advisory Rates and Fees Paid

The actual advisory fee rate (after taking into account any waivers and/or reimbursements) paid by a Fund last fiscal year, are shown in the Funds’ prospectuses in the section entitled Management of the Fund – Primary Service Providers.

Marsico Portfolio Manager(s)

The following provides additional information about the Marsico portfolio manager(s) who are responsible for making the day-to-day investment decisions for the Fund(s) identified below. As described in the Management of the Fund – Primary Service Providers section of the prospectuses of the Fund(s) identified below, the Marsico portfolio manager(s) who are responsible for the Fund(s) are:

Marsico Portfolio Manager(s)

Portfolio Manager	Fund
Thomas F. Marsico	Marsico Focused Equities Fund
Thomas F. Marsico	Marsico Growth Fund

Compensation

Marsico’s portfolio managers are generally subject to the compensation structure applicable to all Marsico employees. As such, Mr. Marsico’s compensation consists of a base salary (reevaluated at least annually), and periodic cash bonuses. Bonuses are typically based on two primary factors: (1) Marsico’s overall profitability for the period, and (2) individual achievement and contribution.

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Portfolio manager compensation takes into account, among other factors, the overall performance of all accounts for which the manager provides investment advisory services. Portfolio managers do not receive special consideration based on the performance of particular accounts and do not receive compensation from accounts charging performance-based fees. Exceptional individual efforts are rewarded through salary readjustments and greater participation in the bonus pool. Portfolio manager compensation comes solely from Marsico. In addition to his salary and bonus, Mr. Marsico may participate in other Marsico benefits to the same extent and on the same basis as other Marsico employees.

Marsico does not tie portfolio manager compensation to specific levels of performance relative to fixed benchmarks. Although performance may be a relevant consideration, to encourage a long-term horizon for managing portfolios, Marsico evaluates a portfolio manager’s performance over periods longer than the immediate compensation period, and may consider a variety of measures such as the performance of unaffiliated portfolios with similar strategies and other measurements. Other factors that may be significant in determining portfolio manager compensation include, without limitation, effectiveness of the manager’s leadership within Marsico’s investment team, contributions to Marsico’s overall performance, discrete securities analysis, idea generation, ability to support and train other analysts, and other considerations.

Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Marsico portfolio manager(s) managed, as of March 31, 2007.

Other Accounts Managed by the Marsico Portfolio Manager(s)

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Thomas F. Marsico(a)	35	$30.537 billion	14	$2.357 billion	185	$27.144 billion
Thomas F. Marsico(b)	35	$31.624 billion	14	$2.357 billion	185	$27.144 billion

(a)      “Other SEC-registered open-end and closed-end funds” represents funds other than Marsico Growth Fund. One of the “Other Accounts” is a wrap fee platform, which includes 32,322 underlying clients with total assets of approximately $12.547 billion.

(b)      “Other SEC-registered open-end and closed-end funds” represents funds other than Marsico Focused Equities Fund. One of the “Other Accounts” is a wrap fee platform, which includes 32,322 underlying clients with total assets of approximately $12.547 billion.

The following table shows the number and assets of the above accounts (or portions of such accounts) for which the advisory fee is based on performance, as of March 31, 2007.

Other Accounts Managed by the Marsico Portfolio Manager(s) for which the Advisory Fee is Based on Performance

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Thomas F. Marsico(a)	—	—	—	—	—	—
Thomas F. Marsico(b)	—	—	—	—	—	—

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(a)

“Other SEC-registered open-end and closed-end funds” represents funds other than Marsico Growth Fund. One of the “Other Accounts” is a wrap fee platform, which includes 32,322 underlying clients with total assets of approximately $12.547 billion.

(b)

“Other SEC-registered open-end and closed-end funds” represents funds other than Marsico Focused Equities Fund. One of the “Other Accounts” is a wrap fee platform, which includes 32,322 underlying clients with total assets of approximately $12.547 billion.

Ownership of Securities

The table below shows the dollar ranges of shares of the Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the Marsico portfolio manager(s), as of March 31, 2007.

Marsico Portfolio Manager Ownership of the Fund as of March 31, 2007

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Thomas F. Marsico	Marsico Growth Fund	None
Thomas F. Marsico	Marsico Focused Equities Fund	None

Marsico Portfolio Managers and Potential Conflicts of Interest

As a general matter, Marsico faces the same need to balance the interests of different clients that any investment adviser with multiple clients might experience. Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio, or may take similar actions for different portfolios at different times. As a result, the mix of securities purchased in one portfolio may perform better than the mix of securities purchased for another portfolio. Similarly, the sale of securities from one portfolio may cause that portfolio to perform better than others if the value of those securities subsequently decline.

The need to balance the interests of multiple clients may also arise when allocating and/or aggregating trades. Marsico often aggregates into a single trade order several individual contemporaneous client trade orders in a single security. Under Marsico’s Portfolio Management and Trade Management Policy and Procedures, when trades are aggregated on behalf of more than one account, Marsico seeks to allocate such trades to all participating client accounts in a fair and equitable manner. With respect to IPOs and other syndicated or limited offerings, it is Marsico’s policy to seek to ensure that over the long term, accounts with the same or similar investment objectives will receive an equitable opportunity to participate meaningfully and will not be unfairly disadvantaged. To deal with these situations, Marsico has adopted policies and procedures for allocating transactions across multiple accounts. Marsico’s policies also seek to ensure that portfolio managers do not systematically allocate other types of trades in a manner that would be more beneficial to one account than another. Marsico’s compliance department monitors transactions made on behalf of multiple clients to seek to ensure adherence to its policies.

Marsico has adopted and implemented policies and procedures that seek to minimize potential conflicts of interest that may arise as a result of a portfolio manager advising multiple accounts. In addition, Marsico monitors a variety of areas, including compliance with primary Fund guidelines, the allocation of securities, and compliance with its Code of Ethics.

Brandes

Brandes is the investment sub-advisor to International Value Master Portfolio. Brandes is 100% beneficially owned either directly or indirectly, by senior professionals of the firm. The principal offices of Brandes are located at 11988 El Camino Real, Suite 500, San Diego, California 92130. As of June 30, 2007, Brandes had approximately $125 billion under management.

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The Feeder Funds don’t have their own investment sub-advisor(s) because they invest all of their assets in their respective Master Portfolios. Brandes earns its fee as the investment sub-advisor to certain of the Master Portfolios. See the Management of the Fund – Primary Services Providers section in each Fund’s prospectus.

Services Provided

Pursuant to the terms of its Investment Sub-Advisory Agreement, Brandes selects and manages the respective investments of each Fund for which it serves as investment sub-advisor. Brandes performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

Its Investment Sub-Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of Brandes’ obligations or duties thereunder, or any of its respective officers, directors, employees or agents, Brandes shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Sub-Advisory Agreement became effective with respect to a Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Sub-Advisory Agreement is specifically approved at least annually by the Trust’s Board, including its Independent Trustees. The Investment Sub-Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Advisor on 60 days’ written notice.

The Advisor, from the investment advisory fees it receives, pays Brandes for the services it provides to a Fund based on the percentage of the average daily net assets of that Fund, as set forth in the Investment Sub-Advisory Agreement. The Advisor also may pay amounts from its own assets to the Distributor or to selling or servicing agents for services they provide.

Sub-Advisory Rates and Fees Paid

The actual advisory fee rate (after taking into account any waivers) paid by each Fund last fiscal year, is shown in each Fund’s prospectus in the section entitled Management of the Fund – Primary Service Providers.

Brandes received sub-advisory fees from the Advisor for its services as reflected in the following chart, which shows the sub-advisory fees paid to Brandes, the advisory fees waived and expense reimbursements where applicable, for the three most recently completed fiscal periods.

Sub-Advisory Fees Paid to Brandes*

Fund	Fiscal Period Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
International Value Fund *
Sub-Advisory Fee Paid	$22,308,152	$20,913,354	$20,547,909
Amount Waived/Reimbursed	—	—	—

*	Because this Feeder Fund’s advisory fees are paid at the Master Portfolio level, amounts shown are for its Master Portfolio, which include one or more additional feeder funds.

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Brandes Portfolio Manager(s)

The following provides additional information about the Brandes portfolio manager(s) responsible for making the day-to-day investment decisions for certain of the Funds, as identified in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus.

Compensation

Brandes’ compensation structure for portfolio managers/analysts is three-fold: competitive base salaries, participation in an annual bonus plan, and eligibility for participation in the firm’s equity through partnership or phantom equity. Compensation is fixed. Participation in the annual bonus plan is linked to a number of qualitative and quantitative evaluation criteria. The criteria include research productivity, performance of portfolio management professionals, and the attainment of client service goals.

Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Brandes portfolio manager(s) managed, as of March 31, 2007.

Other Accounts Managed by the Brandes Portfolio Manager(s)

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
W. James Brown	7	$12.4 billion	33	$14.5 billion	7,176	$90.5 billion
Glenn R. Carlson	9	$12.8 billion	56	$16.0 billion	8,371	$96.6 billion
Keith Colestock	7	$12.4 billion	33	$14.5 billion	7,909	$93.4 billion
Brent V. Woods	9	$12.8 billion	56	$16.0 billion	8,371	$96.6 billion
Amelia M. Morris	9	$12.8 billion	56	$16.0 billion	8,371	$96.6 billion
Brent Fredberg	7	12.4 billion	33	$14.5 billion	7,176	$90.5 billion

The following table shows the number and assets of the above accounts (or portions of such accounts) for which for which the advisory fee is based on performance, as of March 31, 2007.

Other Accounts Managed by the Brandes Portfolio Manager(s) for which the Advisory Fee is Based on Performance

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
W. James Brown	—	—	—	—	17	$12.6 billion
Glenn R. Carlson	—	—	—	—	20	$13.6 billion
Keith Colestock	—	—	—	—	18	$12.6 billion
Brent V. Woods	—	—	—	—	20	$13.6 billion
Amelia M. Morris	—	—	—	—	20	$13.6 billion
Brent Fredberg	—	—	—	—	17	$12.6 billion

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Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the Brandes portfolio manager(s) as of March 31, 2007.

Brandes Portfolio Manager Ownership of the Columbia Funds Family as of March 31, 2007

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
W. James Brown	International Value Fund	None
Glenn R. Carlson	International Value Fund	None
Keith Colestock	International Value Fund	None
Brent V. Woods	International Value Fund	None
Ameila M. Morris	International Value Fund	None
Brent Fredberg	International Value Fund	None

Brandes Portfolio Managers and Potential Conflicts of Interest

For a small number of accounts, Brandes may be compensated based on the profitability of the account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for Brandes with regard to other accounts where the Advisor is paid based on a percentage of assets in that the portfolio manager may have an incentive to allocate securities preferentially to the accounts where Brandes might share in investment gains. In order to address these potential conflicts, Brandes’ investment decision-making and trade allocation policies and procedures are designed to ensure that none of Brandes’ clients are disadvantaged in Brandes’ management of accounts. Additionally, Brandes’ internal controls are tested on a routine schedule as part of the firm's Compliance Monitoring Program

It is possible that at times identical securities will be held by more than one fund and/or account. If the Large Cap Investment Committee identifies a limited investment opportunity that may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, Brandes has adopted procedures for allocating portfolio transactions across multiple accounts. For client accounts, including the Fund, that are able to participate in aggregated transactions, Brandes utilizes a rotational trading system to execute client transactions in order to provide, over the long-run, fair treatment for each client account.

Members of the Large Cap Investment Committee may invest in a fund or other account that they are involved in the management of and a conflict may arise where they may therefore have an incentive to treat the fund that they invest in preferentially as compared to other accounts. In order to address this potential conflict, Brandes’ investment decision-making and trade allocation policies and procedures are designed to ensure that none of Brandes’ clients are disadvantaged in Brandes’ management of accounts.

MacKay Shields

MacKay Shields is the investment sub-advisor to High Income Master Portfolio. MacKay Shields is located at 9 West 57th Street, New York, NY 10019.

52

The Feeder Funds don’t have their own investment sub-advisor(s) because they invest all of their assets in their respective Master Portfolios. MacKay Shields earns its fee as the investment sub-advisor to certain of the Master Portfolios. See the Management of the Fund – Primary Services Providers section in each Fund’s prospectus.

Services Provided

Pursuant to the terms of its Investment Sub-Advisory Agreement, MacKay Shields selects and manages the respective investments of each Fund for which it serves as investment sub-advisor. MacKay Shields performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

Its Investment Sub-Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of MacKay Shields’ obligations or duties thereunder, or any of its respective officers, directors, employees or agents, MacKay Shields shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Sub-Advisory Agreement became effective with respect to a Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Sub-Advisory Agreement is specifically approved at least annually by the Trust’s Board, including its Independent Trustees. The Investment Sub-Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Advisor on 60 days’ written notice.

The Advisor, from the investment advisory fees it receives, pays MacKay Shields for the services it provides to a Fund based on the percentage of the average daily net assets of that Fund, as set forth in the Investment Sub-Advisory Agreement. The Advisor also may pay amounts from its own assets to the Distributor or to selling or servicing agents for services they provide.

Sub-Advisory Rates and Fees Paid

The actual advisory fee rate (after taking into account any waivers) paid by each Fund last fiscal year, is shown in each Fund’s prospectus in the section entitled Management of the Fund – Primary Service Providers.

MacKay Shields received sub-advisory fees from the Advisor for its services as reflected in the following chart, which shows the sub-advisory fees paid to MacKay Shields, the advisory fees waived and expense reimbursements where applicable, for the three most recently completed fiscal periods.

Sub-Advisory Fees Paid to MacKay Shields *

Fund	Fiscal Period Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
High Income Fund *
Amount Paid	$3,513,453	$3,633,316	$4,610,855
Amount Waived/Reimbursed	—	—	—

*	Because this Feeder Fund’s advisory fees are paid at the Master Portfolio level, amounts shown are for its Master Portfolio, which include one or more additional feeder funds.

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MacKay Shields Portfolio Manager(s)

The following provides additional information about the MacKay Shields portfolio manager(s) responsible for making the day-to-day investment decisions for certain of the Funds, as identified in the Management of the Fund – Primary Service Providers section of each Fund’s prospectus.

Compensation

MacKay Shields establishes salaries at competitive levels, verified through industry surveys, to attract and maintain the best professional talent. In addition, an incentive bonus equal to a significant percentage of the firm’s pre-tax profits is paid annually to the firm’s employees based upon an individual’s performance and the profitability of the firm. The bonus generally represents a sizable amount relative to the base salary, and when considered with the base salary, results in a highly attractive level of total cash compensation for the firm’s professional employees. Every MacKay Shields employee participates in the bonus pool. This approach instills a strong sense of commitment on the part of each employee towards the overall success of the firm. There is no difference between the method used in determining portfolio managers’ compensation with respect to the Funds and other accounts.

MacKay Shields has performance-based fee arrangements with "eligible clients", as that term is defined under Rule 205-3 of the Investment Advisers Act of 1940, who have requested such arrangements. Performance-based fees may be calculated as a percentage of returns, or as a percentage of the increase in net asset value, and may be tied to a client-directed benchmark or loss carry forward. A portion of these performance-based fees forms a part of the bonus pool for all MacKay Shields employees. Such arrangements may appear to create an incentive to make riskier, more speculative investments than would be the case under a solely asset-based fee arrangement.

MacKay Shields offers a Phantom Stock Plan, which enhances the firm’s ability to attract, retain, motivate, and reward key executives. Awards can be made annually and vesting takes place over a period of several subsequent years. Participation in the Plan by senior professionals is contingent upon the execution of an Executive Employment Agreement.

Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the MacKay Shields portfolio manager(s) managed, as of March 31, 2007.

Other Accounts Managed by the MacKay Shields Portfolio Manager(s)

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
J. Matthew Philo	4	$6.563 million	1	$308 million	40	$8.317 billion

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The following table shows the number and assets of the above accounts (or portions of such accounts) for which for which the advisory fee is based on performance, as of March 31, 2007.

Other Accounts Managed by the MacKay Shields Portfolio Manager(s) for which the Advisory Fee is Based on Performance

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
J. Matthew Philo	—	—	1	$15 million	3	$1.5 million

Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the MacKay Shields portfolio manager(s) as of March 31, 2007.

MacKay Shields Portfolio Manager Ownership of the Columbia Funds Family as of March 31, 2007

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
J. Matthew Philo	High Income Fund	None

MacKay Shields Portfolio Managers and Potential Conflicts of Interest

Mr. Philo is responsible for managing certain institutional accounts and previously shared a performance fee based on the performance of such accounts. These accounts were distinguishable from the Fund because they used techniques that were not permitted for the Fund, such as short sales and leveraging. Please note that these accounts are being liquidated.

To address potential conflicts of interest among clients or between the clients and the Advisor, MacKay Shields has developed Allocation Procedures, a Code of Ethics and Policy and Procedures for Portfolio Management and Trades in Securities, to assist and guide the portfolio manager and other investment personnel when faced with a conflict. Although the Adviser has adopted such policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a manner that is fair and appropriate, it is possible that unforeseen or unusual circumstances may arise that may require different treatment between the Funds and other accounts managed.

The Administrator

Columbia Management Advisors, LLC (which is also the Advisor) serves as Administrator of the Funds.

Services Provided

Pursuant to the terms of the Administration Agreement, the Administrator has agreed to, among other things, (i) provide office space, equipment and clerical personnel; (ii) arrange, if desired by the Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund; (iii) prepare and, if applicable, file all documents required for compliance by each Fund with applicable laws and regulations; (iv) prepare agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; (v) coordinate and oversee the activities of each Fund’s other third party service providers; and (vi) maintain certain books and records of each Fund.

Administration Fee Rates and Fees Paid

The Administrator receives fees as compensation for its services, which are computed daily and paid monthly, at the annual rates shown in the table below.

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Administration Fee Rates
Fund	Administration Fee Rate, as a % of Average Daily Net Assets
High Income Fund	0.18%
International Value Fund	0.17%
Large Cap Core Fund	0.12%
Marsico Focused Equities Fund	0.12%
Marsico Growth Fund	0.12%
Small Cap Growth Fund II	0.067%

The following chart shows the administration fees paid to the Administrator for the three most recently completed fiscal periods. Prior to August 22, 2005, these fees were paid to BACAP Distributors, LLC, the former administrator for the Funds.

Administration Fees Paid by the Funds
Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
High Income Fund*
Administration Fee Paid	$1,685,790	$1,739,806	$1,370,286
Amount Waived/Reimbursed by the Administrator	—	—	—

International Value Fund*
Administration Fee Paid	$6,574,153	$6,173,316	$5,249,498
Amount Waived/Reimbursed by the Administrator	—	—	—

Large Cap Core Fund*
Administration Fee Paid	$1,907,360	$1,823,544	$2,021,703
Amount Waived/Reimbursed by the Administrator	—	—	—

Marsico Focused Equities Fund*
Administration Fee Paid	$5,095,728	$4,099,988	$2,634,629
Amount Waived/Reimbursed by the Administrator	—	—	—

Marsico Growth Fund*
Administration Fee Paid	$5,791,064	$3,862,115	$1,353,511
Amount Waived/Reimbursed by the Administrator	—	—	—

Small Cap Growth Fund II*
Administration Fee Paid	$416,914	$551,382	$662,848
Amount Waived/Reimbursed by the Administrator	—	—	—

*	The Administration fees are paid at both the Master and Feeder level; amounts shown above include only the portion paid at the Feeder Fund level.

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Pricing and Bookkeeping Services

State Street Bank and Trust Company is responsible for providing certain pricing and bookkeeping services to the Funds.

Services Provided

Effective December 15, 2006, the Funds entered into a Financial Reporting Services Agreement with State Street Bank and Trust Company and Columbia Management Advisors, LLC (the Financial Reporting Services Agreement) pursuant to which State Street Bank and Trust Company provides financial reporting services to the Funds. Also effective December 15, 2006, the Funds entered into an Accounting Services Agreement with State Street Bank and Trust Company and Columbia Management Advisors, LLC (collectively with the Financial Reporting Services Agreement, the State Street Agreements) pursuant to which State Street Bank and Trust Company provides accounting services to the Funds. Under the State Street Agreements, the Funds pay State Street Bank and Trust Company an annual fee of $38,000 paid monthly. The Funds also reimburse State Street Bank and Trust Company for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the Services Agreement) with Columbia Management Advisors, LLC. Under the Services Agreement, Columbia Management Advisors, LLC provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street Bank and Trust Company. Under the Services Agreement, the Funds reimburse Columbia Management Advisors, LLC for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia Management Advisors, LLC was responsible for providing pricing and bookkeeping services to the Funds under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same rate described above under the State Street Agreements. Under separate agreements between Columbia Management Advisors, LLC and State Street Bank and Trust Company, Columbia Management Advisors, LLC delegated certain functions to State Street Bank and Trust Company. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia Management Advisors, LLC and discussed below) were paid to State Street Bank and Trust Company. The Funds also reimbursed Columbia Management Advisors, LLC for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Funds’ portfolio securities and direct internal costs incurred by Columbia Management Advisors, LLC in connection with providing fund accounting oversight and monitoring and certain other services.

Pricing and Bookkeeping Fees Paid

Columbia Management Advisors, LLC and State Street Bank and Trust Company received fees from the Funds for their services as reflected in the following chart, which shows the net pricing and bookkeeping fees paid to State Street Bank and Trust Company and to Columbia Management Advisors, LLC for the two most recently completed fiscal years. Prior to December 1, 2005, pricing and bookkeeping agency services were provided by the Administrator under the Administration Agreement.

Pricing and Bookkeeping Fees Paid by the Funds
Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006*
High Income Fund**	$38,000	$18,502
International Value Fund**	$38,000	$18,502
Large Cap Core Fund**	$38,000	$18,502
Marsico Focused Equities Fund**	$38,000	$18,502
Marsico Growth Fund**	$38,000	$18,502
Small Cap Growth Fund II**	$38,000	$18,502

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*	These amounts were paid to Columbia Management Advisors, LLC for the period beginning December 1, 2005 and ending March 31, 2006.
**	The amounts shown are only the portion paid at the Feeder Fund level.

The Principal Underwriter/Distributor

Columbia Management Distributors, Inc. is the principal underwriter and distributor of the shares of the Funds. Its address is: One Financial Center, Boston, MA 02111.

Distribution Obligations

Pursuant to a Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

The Distribution Agreement became effective with respect to a Fund after approval by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

Underwriting Commissions

The following table shows all commissions and other compensation received by the Distributor, as well as amounts the Distributor retained, for the fiscal year ended March 31, 2007. During the fiscal year ended March 31, 2006, the Distributor received $6,868,017 in underwriting commissions for all Funds it serves, of which the Distributor retained $6,868,017. During the fiscal year ended March 31, 2005, the Distributor received $11,205,844 in underwriting commissions for all Funds it serves, of which the Distributor retained $11,205,844.

Underwriting Commissions Paid by the Funds and Retained by the Distributor

Fund	Fiscal Year Ended March 31, 2007
High Income Fund
Amount Paid
Class A shares	$299,670.18
Amount Retained
Class A shares	$35,780.00
Class B shares	$143,913.00
Class C shares	$20,030.00

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Underwriting Commissions Paid by the Funds and Retained by the Distributor

Fund	Fiscal Year Ended March 31, 2007
International Value Fund
Amount Paid
Class A shares	$4,036.98
Amount Retained
Class A shares	$2,873.00
Class B shares	$68,082.00
Class C shares	$2,382.00

Large Cap Core Fund
Amount Paid
Class A shares	$63,329.21
Amount Retained
Class A shares	$9,738.00
Class B shares	$12,538.00
Class C shares	$3.00

Marsico Focused Equities Fund
Amount Paid
Class A shares	$1,182,320.24
Amount Retained
Class A shares	$181,454.00
Class B shares	$390,545.00
Class C shares	$76,216.00

Marsico Growth Fund
Amount Paid
Class A shares	$1,901,364.27
Amount Retained
Class A shares	$293,009.00
Class B shares	$223,664.00
Class C shares	$145,140.00

Small Cap Growth Fund II
Amount Paid
Class A shares	$66,395.39
Amount Retained
Class A shares	$10,204.00
Class B shares	$21,722.00
Class C shares	$513.00

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Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund – Primary Service Providers section of each Fund’s prospectuses, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which is included as an exhibit to Part C of the Funds’ registration statement.

In many instances, the compensation paid to the Advisor and other Bank of America affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Advisor and other Bank of America affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. These conflicts of interest also are highlighted in account documentation and other disclosure materials of Bank of America affiliates that make available or offer the Columbia Funds as investments in connection with their respective products and services. In addition, Part IA of the Advisor’s Form ADV, which it must file with the SEC as an investment advisor registered under the Investment Advisers Act of 1940, provides information about the Advisor’s business, assets under management, affiliates and potential conflicts of interest. Part IA of the Advisor’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Bank of America and its affiliates, including the investment advisory/management services it provides for clients and customers other than the Funds. In this regard, Bank of America is a major financial services company, engaged in a wide range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Bank of America and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Bank of America and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Advisor and other affiliates of Bank of America may advise or manage funds and accounts other than the Funds. In this regard, Bank of America and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Advisor and Bank of America’s other investment advisor affiliates (including Marsico Capital Management, LLC and Columbia Wanger Asset Management, L.P.) will give advice to and make decisions for all advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Bank of America and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Bank of America and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the advisory relationships of the Advisor and other Bank of America affiliates with other clients and customers. Advice given to a Fund and/or investment decisions made for a Fund by the Advisor or other Bank of America affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of a Fund may differ from the performance of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates. Similarly, a position taken by Bank of America and its affiliates, including the Advisor, on behalf of other funds or accounts may be contrary to a position taken on behalf of a Fund. Moreover, Bank of America and its affiliates, including the Advisor, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which a Fund is invested. For example, a Fund may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If

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the portfolio company were to experience financial difficulties, it might be in the best interest of the Fund for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Bank of America and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates also may have a negative effect on the value, price or investment strategies of a Fund. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, a Fund and causes the Fund to experience less favorable trading results than it otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Advisor and other Bank of America affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as a Fund. In this situation, the allocation of, and competition for, investment opportunities among a Fund and other funds and/or accounts advised/managed by the Advisor or other Bank of America affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Advisor has adopted policies and procedures addressing the allocation of investment opportunities among the Funds and other funds and accounts advised by the Advisor and other affiliates of Bank of America. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Bank of America and its affiliates also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Bank of America and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Bank of America and its affiliates, including the portfolio managers of the Advisor, will make investment decisions without regard to information otherwise known by other employees of Bank of America and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Bank of America and its affiliates. For example, if the Advisor or another Bank of America affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services,” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials) that the Advisor may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

Services Provided to Other Advised/Managed Accounts

Bank of America and its affiliates also may act as an investment advisor, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation that the Advisor, Distributor and Transfer Agent and other Bank of America affiliates receive could be greater than the compensation Bank of America and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Advisor, Distributor and Transfer Agent and other Bank of America affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Bank of America and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other

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advised/managed funds and accounts over the Funds. Trades made by Bank of America and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Advisor and other Bank of America affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Although the Advisor endeavors to make all proxy voting decisions with respect to the interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Advisor’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless benefit other advised/managed funds and accounts, and/or clients, of Bank of America and its affiliates. The Advisor has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Funds, without any resulting benefit or detriment to the Advisor and/or its affiliates, including Bank of America and its affiliates. For more information about the Advisor’s proxy voting policies and procedures, see Investment Advisory and Other Services – Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Bank of America and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to a Fund. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Bank of America and its affiliates will materially adversely affect the Funds, Bank of America and its affiliates have adopted policies and procedures, and the Funds, the Board, the Advisor and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services – Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, the Fund may enter into transactions in which Bank of America and/or its affiliates may have an interest that potentially conflicts with the interests of the Funds. For example, BAS may sell securities to a Fund from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements.

Investment Limitations Arising from Bank of America Activities

Regulatory restrictions applicable to Bank of America and its affiliates may limit the Funds’ investment activities in various ways. For example, regulations regarding certain industries and markets, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Bank of America and its affiliates also may be restricted in the securities that can be bought or sold for the Funds and other advised/managed funds and accounts because of the investment banking, lending or other relationships Bank of America and its affiliates have with the issuers of securities. This could happen, for example, if the Funds and/or other advised/managed funds and accounts desired to buy a security issued by a company for which Bank of America or its affiliates served as underwriter. The internal policies and procedures of Bank of America and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict the Funds’ investment activities. A client not advised by Bank of America and its affiliates would not be subject to many of these restrictions. See also About the Funds’ Investments – Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Bank of America and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The lending, investment banking and other relationships that Bank of America and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Bank of America and/or its affiliates and/or in companies in which Bank of America and its affiliates have a lending, investment banking, equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such

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securities by a Fund may enhance the profitability and the business interests of Bank of America and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Advisor of information derived from the non-investment advisory/management activities of Bank of America and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls). Because of these limitations, Bank of America and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Advisor.

Actual and Potential Conflicts of Interest Related to Bank of America Affiliates’ Marketing and Use of the Columbia Funds as an Investment Options

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may utilize the Columbia Funds as investment options. For example, the Columbia Funds may be offered as investments in connection with brokerage and other securities products offered by BAI, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as for other Columbia Funds structured as “funds of funds.” In addition, the Columbia Money Market Funds are offered as an investment option for a variety of cash management and “sweep” account programs offered by Bank of America and its affiliates. The Columbia Funds also may use the Columbia Money Market Funds for cash investment purposes. The use of the Columbia Funds in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are highlighted in account documentation and other disclosure materials for the other products and services offered by Bank of America and its affiliates.

Bank of America and its affiliates, including the Advisor, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Bank of America and its affiliates, including BAI, do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Advisor and other affiliates of Bank of America may receive for providing services to the Funds is generally based on the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may exist. See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information.

Other Services Provided

The Transfer Agent

Columbia Management Services, Inc. acts as Transfer Agent for each Fund’s shares and can be contacted at P.O. Box 8081, Boston, Massachusetts 02286-8081. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Effective April 1, 2006, the Funds pay the Transfer Agent an annual transfer agency fee of $17.00 per account, payable monthly. In addition, the Funds may pay the Transfer Agent for the fees and expenses the Transfer Agent pays to third party dealer firms that maintain omnibus accounts with the Funds, subject to a cap equal to 0.11% of a Fund’s net assets represented by the account. The Funds also pay certain reimbursable out-of-pocket expenses to the Transfer Agent, and the Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and sell orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. For the period November 1, 2005 to March 31, 2006, the Funds paid the Transfer Agent an annual fee of $15.23 per account, payable monthly.

The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian

State Street Bank and Trust Company, which is located at Two Avenue de Lafayette, LCC/4S, Boston, MA 02111 acts as the Funds’ Custodian. As Custodian, State Street Bank and Trust Company is responsible for safeguarding the Funds’ cash and securities, receiving and delivering securities and collecting the Funds’ interest and dividends.

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Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02110, is the Funds’ independent registered public accounting firm. The Funds issue unaudited financial statements semi-annually and audited financial statements annually. The annual financial statements for the Funds’ fiscal year ended March 31, 2007 have been audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Funds’ books and review its tax returns for the fiscal year ended March 31, 2008.

Counsel

Morrison & Foerster LLP serves as legal counsel to the Trust. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

Distribution Plans

The Trust has adopted a Rule 12b-1, or a distribution plan, for Class A shares, Class B shares, Class C shares and Class R shares of the Funds that offer those classes. See Capital Stock and Other Securities for information about which Funds offer which classes of shares.

With respect to a Fund’s Class A shares, the Trust has adopted a combined distribution and shareholder servicing plan. The Class A Distribution and Shareholder Servicing Plan and the Class A Distribution Plan provide that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide or to Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Funds.

With respect to a Fund’s Class B shares, the Trust has adopted a distribution plan. The Class B Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class B shares of the Funds.

With respect to a Fund’s Class C shares, the Trust has adopted a distribution plan. The Class C Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class C shares of the Funds.

With respect to a Fund’s Class R shares, the Trust has adopted a distribution plan. The Class R Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide, up to 0.50% (on an annualized basis) of the average daily net asset value of the Class R shares of the Funds.

Payments under the Class A Distribution and Servicing Plan, the Class A Distribution Plan, the Class B Distribution Plan, the Class C Distribution Plan and the Class R Distribution Plan generally may be made with respect to the following: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor’s or Selling Agents’ unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities.

All of the Distribution Plans may be terminated with respect to their respective shares by vote of a majority of the Trustees, including a majority of the Independent Board Members, or by vote of a majority of the holders of the outstanding voting securities of the appropriate share class. Any change in a Rule 12b-1 Plan that would increase materially the distribution expenses paid by the appropriate share class requires shareholder approval.

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Expenses incurred by the Distributor pursuant to a Distribution Plan in any given year may exceed the sum of the fees received under the Distribution Plan. Any such excess may be recovered by the Distributor in future years so long as the Distribution Plan is in effect. If the Distribution Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund. There were no unreimbursed expenses incurred under any of the Distribution Plans in the previous fiscal year to be carried over to the current fiscal year.

The Funds participate in joint distribution activities with other Funds in the Columbia Funds Family. The fees paid under each Distribution Plan adopted by a Fund may be used to finance the distribution of the shares of other Funds in the Columbia Funds Family. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

With respect to a Fund’s Class B shares and Class C shares, the Trust has adopted a shareholder servicing plan that provides that a Fund may compensate Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Class B shares and Class C shares, respectively, of the Funds.

During the most recently completed fiscal year, the Distributor received distribution and service fees from the Funds for its services as reflected in the following chart. The Trust is not aware as to what amount, if any, of the Rule 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

Distribution and Service Fees Paid by the Funds for the Fiscal Year Ended March 31, 2007

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares
High Income Fund
Distribution Fee	—	$728,930	$280,789	—
Service Fee	$296,104	$243,041	$93,596	—

International Value Fund
Distribution Fee	—	$828,303	$1,250,669	—
Service Fee	$2,608,553	$275,768	$416,456	—

Large Cap Core Fund
Distribution Fee	—	$216,950	$97,978	—
Service Fee	$490,600	$72,317	$32,659	—

Marsico Focused Equities Fund
Distribution Fee	—	$3,169,549	$4,107,724	—
Service Fee	$5,547,416	$1,056,516	$1,369,241	—

Marsico Growth Fund
Distribution Fee	—	$1,297,739	$5,533,516	$6,506
Service Fee	$5,671,806	$432,582	$1,844,505	—

Small Cap Growth Fund II
Distribution Fee	—	$106,344	$34,530	—
Service Fee	$436,240	$35,448	$11,510	—

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Expense Limitations

The Advisor (or its predecessor) and/or the Distributor has committed to: (i) waive investment advisory fees and/or administration fees payable to it; and (ii) limit certain Fund level expenses to the extent necessary to maintain the expense ratios (through fee waivers or expense reimbursements) reflected in the table below.

Fund Level Expense Commitment * - Period ending July 31, 2008

Fund
High Income Fund	0.93%
Small Cap Growth Fund II**	1.15%

*	Waivers of investment advisory and/or administration fees and/or other expense reimbursements will result in the listed fund level expense commitments (excluding distribution/shareholder servicing/shareholder administration fees and the Board approved class specific account expense relating to R Shares).
**	The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Codes of Ethics

The Funds, the Advisor and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j-1 under the 1940 Act. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics are included as exhibits to Part C of the Funds’ registration statement. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Proxy Voting Policies and Procedures

The Funds have delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Funds. In deciding to delegate this responsibility to the Advisor, the Board reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Funds and their shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor’s policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Funds and their shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer’s securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Funds. The Advisor determines the best interest of a Fund in light of the potential economic return on the Fund’s investment.

The Advisor seeks to address potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor’s Proxy Committee determines the vote in the best interest of the Funds, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor’s Proxy Committee is composed of representatives of the Advisor’s equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor’s proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

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The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer’s securities or to affect adversely the best interest of the Funds. References to the best interests of the Funds refer to the interest of the Funds in terms of the potential economic return on the client’s investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the Funds. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Glass-Lewis & Co., a third-party vendor, to implement its proxy voting process. Glass-Lewis & Co. provides proxy analysis, record keeping services and vote disclosure services.

Information regarding how the Columbia Funds (except certain Columbia Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (i) through the Columbia Funds’ website at www.columbiafunds.com; and (ii) on the SEC’s website at www.sec.gov. For a copy of the Advisor’s policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Columbia Funds, see Appendix B to this SAI.

Expenses Paid by Third Parties

The Distributor and the Administrator furnish, without additional cost to the Funds, the services of certain officers of the Funds and such other personnel (other than the personnel of the Advisor or the investment sub-advisor(s), if applicable) as are required for the proper conduct of the Funds’ affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Funds’ shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans of each Fund, sales-related expenses incurred by the Distributor may be reimbursed by the Funds.

The Funds pay or cause to be paid all other expenses of the Funds, including, without limitation: the fees of the Advisor, the Distributor and the Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Funds for the safekeeping of their cash, Fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Funds; brokerage commissions chargeable to the Funds in connection with Fund securities transactions to which the Funds are a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Funds to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Funds’ shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of preparing and typesetting prospectuses and statements of additional information of the Funds (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Funds’ shareholders; all expenses of shareholders’ and Trustee meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Funds’ shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Funds; membership dues of industry associations; interest payable on Fund borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Funds which inure to their benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Funds’ operation unless otherwise explicitly assumed by the Advisor or the Administrator.

Expenses of the Funds which are not attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or Fund based upon the relative net assets of each class or Fund. Expenses which are not directly attributable to a specific class of shares but are attributable to a specific Fund are prorated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

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FUND GOVERNANCE

The Board

Responsibilities

The Board oversees the Trust and the Funds. The Trustees have a fiduciary duty to protect shareholders’ interests when supervising and overseeing the management and operations of the Trust and have the responsibility of assuring that the Trust’s Funds are managed in the best interests of shareholders. The following table provides basic information about the Trustees as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee
Edward J. Boudreau, Jr. (Born 1944) Trustee	Indefinite term; Trustee since January 2005	Managing Director –E.J. Boudreau & Associates (consulting), through current	79	None

William P. Carmichael (Born 1943) Trustee and Chairman of the Board	Indefinite term; Trustee since 1999	Retired	79	Director – Cobra Electronics Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942) Trustee	Indefinite term; Trustee since January 2005	President, Retail Banking – IndyMac Bancorp, Inc., from September 1999 to August 2003; Retired	79	None

R. Glenn Hilliard (Born 1943) Trustee	Indefinite term; Trustee since January 2005	Chairman and Chief Executive Officer –Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer – ING Americas, from 1999 to April 2003; and Non-Executive Director & Chairman – Conseco, Inc. (insurance), from September 2004 through current	79	Director –Conseco, Inc. (insurance)

Minor M. Shaw (Born 1947) Trustee	Indefinite term; Trustee since 2003	President – Micco Corporation and Mickel Investment Group	79	Board Member – Piedmont Natural Gas

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Standing Committees

The Trust has three standing committees, including the Audit Committee, the Governance Committee and the Investment Committee.

The function of the Audit Committee is oversight. Management (which generally means the appropriate officers of a Company, and a Fund’s investment advisor(s), administrator(s) and other key service providers (other than the independent public accountant)) is primarily responsible for the preparation of the financial statements of each Fund, and the independent public accountants are responsible for auditing those financial statements. Management also is responsible for maintaining appropriate systems for accounting and “internal controls over financial reporting” (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent public accountants are primarily responsible for considering such internal controls over financial reporting in connection with their financial statement audits. While the Audit Committee has the duties and powers set forth in the Audit Committee charter, the Audit Committee is not responsible for planning or conducting any Fund audit or for determining whether a Fund’s financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

The Audit Committee has, among other things, specific power and responsibility to: (i) oversee its Funds’ accounting and financial reporting processes and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of key service providers; (ii) approve, and recommend to the full Board for its approval in accordance with applicable law, the selection and appointment of an independent auditor for each Fund prior to the engagement of such independent auditor; (iii) pre-approve all audit and non-audit services provided to each Fund by its independent auditor, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee’s responsibilities under the 1934 Act or applicable rules or listing requirements; and (iv) pre-approve all non-audit services provided by a Fund’s independent auditor to the Fund’s investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund. The members of the Audit Committee are William A. Hawkins, Edward J. Boudreau, Jr. and William P. Carmichael. The Audit Committee members are all not “interested” persons (as defined in the 1940 Act). The Audit Committee met on seven occasions during the last fiscal year.

The primary responsibilities of the Governance Committee include, as set forth in its charter: (i) nominating Independent Trustees; (ii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Fund’s investment advisor or sub-advisor or any control affiliate thereof, including deferred compensation and retirement policies; and (iii) evaluating each Board and its committee structure as often as it deems necessary or desirable to determine whether each is functioning effectively. The Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion. The members of the Governance Committee are Minor M. Shaw, William A. Hawkins, R. Glenn Hilliard and William P. Carmichael. The Governance Committee members are all not “interested” persons (as defined in the 1940 Act). The Governance Committee met on three occasions during the last fiscal year.

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The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the full Board and the Advisor on investment matters, and by acting on behalf of the Board, on an interim basis, on investment issues in non-recurring or extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities, the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for the Funds; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Advisor; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. Each Trustee is a member of the Investment Committee. The Investment Committee members are all not “interested” persons (as defined in the 1940 Act). The Investment Committee met on six occasions during the last fiscal year.

Compensation

Trustees are compensated for their services to the Columbia Funds Family on a complex-wide basis, as shown in the table below.

Independent Trustee Compensation for the Fiscal Year Ended March 31, 2007

Name of Trustee	Aggregate Compensation from the Trust (a)	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees
Edward J. Boudreau, Jr.	$94,614	$133,100	(b)
William P. Carmichael	$109,271	$153,750	(c)
Minor M. Shaw	$93,726	$132,000	(d)
R. Glenn Hilliard	$86,013	$121,000	(e)
William A. Hawkins	$96,368	$135,600	(f)

(a)	All Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board, which is included in the amounts shown.
(b)	Total compensation amount includes deferred compensation payable to Mr. Boudreau in the amount of: $30,688.
(c)	Total compensation amount includes deferred compensation payable to Mr. Carmichael in the amount of: $141,792.
(d)	Total compensation amount includes deferred compensation payable to Ms. Shaw in the amount of: $60,872.
(e)	Total compensation amount includes deferred compensation payable to Mr. Hilliard in the amount of: $111,594.
(f)	Total compensation amount includes deferred compensation payable to Mr. Hawkins in the amount of: $ -.

Columbia Funds Deferred Compensation Plan

Under the terms of the Columbia Funds Deferred Compensation Plan for Eligible Trustees (the Deferred Compensation Plan), each Trustee may elect, on an annual basis, to defer all or any portion of their compensation (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring Trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Columbia Funds. Distributions from the deferring Trustees’ deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years beginning on the first day of the first calendar quarter following the later of the quarter in which the Trustee attains age 65 or the quarter in which the Trustee terminates service as Trustee of the Columbia Funds. The Board, in its sole discretion, may accelerate or extend such payments after a Trustee’s termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his/her deferral account, the balance of the deferral account will be distributed to his/her designated beneficiary in a lump sum as soon as practicable after the Trustee’s death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his/her deferral account, the balance of the amounts credited to his/her deferral account will be distributed to his/her designated beneficiaries over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way, and deferring Trustees have the status of unsecured creditors of the selected portfolios.

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Beneficial Equity Ownership

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Fund. The table below shows, for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2006

Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family
Edward J. Boudreau, Jr.	C	D
William P. Carmichael	E	E
Minor M. Shaw	A	C
R. Glenn Hilliard	A	C
William A. Hawkins	A	A

The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02110.

Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Christopher L. Wilson (Born 1957)	President	2004	President –Columbia Funds, since October 2004; Managing Director – Columbia Management Advisors, LLC, since September 2005; Senior Vice President – Columbia Management Distributors, Inc., since January 2005; Director – Columbia Management Services, Inc., since January 2005; Director – Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director – FIM Funding, Inc., since January 2005; President and Chief Executive Officer – CDC IXIS AM Services, Inc. (investment management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)	Senior Vice President, Secretary and Chief Legal Officer	2006	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

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Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
J. Kevin Connaughton (Born 1964)	Senior Vice President, Chief Financial Officer and Treasurer	2000

Treasurer – Columbia Funds, since October 2003; Treasurer – the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 – December 2006; Vice President –

Columbia Management Advisors, Inc., since April 2003; President – Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer – Galaxy

Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004 – Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)	Senior Vice President and Chief Compliance Officer	2007	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)	Chief Accounting Officer and Assistant Treasurer	2004	Director of Fund Administration since January 2006; Managing Director of the Advisor, September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Stephen T. Welsh (Born 1957)	Vice President	1996	President, Columbia Management Services, Inc. since July 2004; Senior Vice President and Controller, Columbia Management Services, Inc. prior to July 2004.

Jeffrey R. Coleman (Born 1969)	Deputy Treasurer	2004	Director of Fund Administration since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)	Deputy Treasurer	2004	Director of Fund Administration since January 2006; Head of Tax/Compliance and Assistant Treasurer from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) from May 2003 to October 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July 2000 to April 2003.

Marybeth C. Pilat (Born 1968)	Deputy Treasurer	2006	Vice President, Mutual Fund Valuation of the Advisor since January 2006; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

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Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Kathryn Dwyer-Thompson (Born 1967)	Assistant Treasurer	2006	Vice President, Mutual Fund Accounting Oversight of the Advisor since December 2004; Vice President, State Street Corporation (financial services) prior to December 2004.

Philip N. Prefontaine (Born 1948)	Assistant Treasurer	2006	Vice President, Mutual Fund Reporting of the Advisor since November 2004; Assistant Vice President of CDC IXIS Asset Management Services, Inc. (investment management) prior to November 2004.

Keith E. Stone (Born 1974)	Assistant Treasurer	2006	Vice President, Trustee Reporting of the Advisor since September 2003; Manager, Investors Bank & Trust Company (financial services) from December 2002 to September 2003; Audit Senior, Deloitte & Touche, LLP (independent registered public accounting firm) prior to December 2002.

Barry S. Vallan (Born 1969)	Controller	2006	Vice President-Fund Treasury of the Advisor since October 2004; Vice President-Trustee Reporting from April 2002 to October 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October 2002.

Peter T. Fariel (Born 1957)	Assistant Secretary	2006	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

Nicholas J. Kolokithas (Born 1972)	Assistant Secretary	2007

Assistant General Counsel, Bank of America since

March 2007; Vice President and Counsel, Deutsche Asset Management (investment management) from October 2005 to March 2007; Associate, Dechert LLP (law firm) from June 2000 to September 2005.

Julie B. Lyman (Born 1970)	Assistant Secretary	2007	Assistant General Counsel, Bank of America since October 2006; Associate, Kirkpatrick & Lockhart Nicholson Graham LLP (law firm) from April 2004 to October 2006; Counsel & Assistant Vice President, CDC IXIS Asset Management Services, Inc. (investment management) prior to April 2004.

Ryan C. Larrenaga (Born 1970)	Assistant Secretary	2005	Assistant General Counsel, Bank of America since March 2005; Associate, Ropes & Gray LLP (law firm) from 1998 to February 2005.

Julian Quero (Born 1967)	Assistant Treasurer	2003	Senior Compliance Manager of the Advisor since April 2002.

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BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Advisor (or the investment sub-advisor(s) who make the day-to-day investment decisions for a Fund, as applicable) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of a Fund’s securities transactions and for the allocation of brokerage commissions in connection with such transactions. The Advisor’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principals for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s “concession” or “discount.” On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

The Funds are affiliated with the NYSE specialist firm Fleet Specialist, Inc. In order to ensure that markets are fair, orderly and competitive, NYSE specialist firms are responsible for maintaining a liquid and continuous two-sided auction market by acting as both an agent and a principal. Specialists are entrusted to hold the interests of customer orders above the specialist’s own interests, and will buy and sell securities as principal when such transactions are necessary to minimize imbalances between supply and demand. Fleet Specialist, Inc. may make a market in certain securities held by the Funds.

In placing orders for portfolio securities of a Fund, the Advisor gives primary consideration to obtaining the best net prices and most favorable execution. This means that the Advisor will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Advisor will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instance and other transactions and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Advisor’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Advisor and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the provision of access to consultants who supply research information.

The outside research is useful to the Advisor since, in certain instances, the broker/dealers utilized by the Advisor may follow a different universe of securities issuers and other matters than those that the Advisor’s staff can follow. In addition, this research provides the Advisor with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Advisor. Research services that are provided to the Advisor by broker/dealers are available for the benefit of all accounts managed or advised by the Advisor. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Advisor is of the opinion that because the broker/dealer research supplements rather than replaces the Advisor’s own research, the receipt of such research does not tend to decrease the Advisor’s expenses, but tends to improve the quality of its investment advice. However, to the extent that the Advisor would have bought any such research services had such services not been provided by broker/dealers, the expenses of such services to the Advisor could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the clients of the Advisor other than the Funds. Conversely, any research services received by the Advisor through the placement of transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Funds. The

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Advisor is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Advisor’s investment advice. The advisory fees paid by the Trust are not reduced because the Advisor receives such services.

Under Section 28(e) of the 1934 Act, the Advisor shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Advisor must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Advisor’s clients, including the Funds.

Commission rates are established pursuant to negotiations with broker/dealers based on the quality and quantity of execution services provided by broker/dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Advisor, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities that are suitable for more than one Fund as well as for one or more of the other clients of the Advisor. Investment decisions for each Fund and for the Advisor’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect a Fund.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund’s interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Advisor, the Administrator or their affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Advisor is authorized to allocate buy and sell orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions that are affiliated with Bank of America. To the extent that a Fund executes any securities trades with an affiliate of Bank of America, the Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that the Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (i) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (ii) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (iii) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

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Certain affiliates of Bank of America, such as its subsidiary banks, may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds bought by certain of the Funds. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, the Funds may buy securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to Rule 10f-3.

Given the breadth of the Advisor’s investment management activities, investment decisions for each Fund are not always made independently from those for other funds, or other investment companies and accounts advised or managed by the Advisor. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment portfolio, investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to each Fund and such other funds, investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or bought for the Funds with those to be sold or bought for other funds, investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following tables describe the types and amounts of brokerage commissions paid by the Funds during their three most recently completed fiscal years. In certain instances the Funds may pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions to affiliates are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds*
Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
High Income Fund	$21,298.03	$39,773	$78,236
International Value Fund	$3,022,496.94	$2,170,695	$2,596,294
Large Cap Core Fund	$3,338,985.57	$2,462	$4,390,106
Marsico Focused Equities Fund	$3,408,940	$5,462,075	$5,389,341
Marsico Growth Fund	$3,906,181	$6,427,955	$2,913,964
Small Cap Growth Fund II	—	$2,130,373	$2,124,099

*	Because a Feeder Fund’s advisory fees are paid at the Master Portfolio level, amounts shown are for a Fund’s Master Portfolio.

The Funds paid no brokerage commissions to affiliated broker/dealers for the fiscal years ended March 31, 2005, 2006 and 2007.

Directed Brokerage

The Funds or the Advisor, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Funds’ brokerage transactions to a broker/dealer because of the research services it provides the Funds or the Advisor.

During the fiscal year ended March 31, 2007, Marsico Focused Equities Fund and Marsico Growth Fund directed $371,953 and $385,422, respectively, in brokerage transactions.

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Securities of Regular Broker/Dealers

In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Advisor uses to transact brokerage for the Columbia Funds Family.

As of March 31, 2007, the Funds owned securities of its “regular brokers or dealers” or their parents, as defined in Rule 10b-1 under the 1940 Act, as shown in the table below.

Investments in Securities of Regular Broker/Dealers as of March 31, 2007
Fund	Broker/Dealer	Dollar Amount of Securities Held
High Income Fund*	LABRANCHE & CO	$7,873,900
International Value Fund*
Large Cap Core Fund*
Marsico Focused Equities Fund*
Marsico Growth Fund*
Small Cap Growth Fund II*

*	Because the Fund is a Feeder Fund, the investments provided are those of its Master Portfolio.

Additional Shareholder Servicing Payments

The Funds, along with the Transfer Agent and/or the Distributor pay significant amounts to certain financial intermediaries (as defined below), including other Bank of America affiliates, for providing the types of services that would typically be provided directly by a mutual fund’s transfer agent. The level of payments made to financial intermediaries varies. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Fund through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of each Fund’s shares in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of the average aggregate value of each Fund’s shares in the program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 Plan. As of September 1, 2005, the Board has authorized the Funds to pay up to 0.11% of the average aggregate value of each Fund’s shares. Such payments will be made by a Fund to the Transfer Agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Fund’s Transfer Agent, Distributor or their affiliates will pay, from its or their own resources, amounts in excess of the amount paid by the Fund to financial intermediaries in connection with the provision of these additional shareholder services and other services.

For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Funds also may make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

In addition, the Distributor and other Bank of America affiliates may make lump sum payments to selected financial intermediaries receiving shareholder servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary’s system or other similar services.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make shareholder servicing payments to the financial intermediaries or their affiliates shown below.

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Recipients of Shareholder Servicing Payments from the Distributor and/or other Bank of America affiliates

•     ABR Retirement Plan Services, Inc.

•     Acclaim Benefits, Inc.

•     ACS HR Solutions LLC

•     ADP Retirement Services

•     American Century Investments

•     Ameriprise Financial Services, Inc.

•     AMG Service Corp.

•     AST Trust Company

•     Benefit Plan Administrators

•     Bisys Retirement Services

•     Ceridian Retirement Plan Services

•     Charles Schwab & Co.

•     Citigroup Global Markets Inc.

•     CitiStreet LLC

•     City National Bank

•     CNA Trust Corporation

•     Compensation & Capital Administrative Services, Inc.

•     CompuSys Erisa Group of Companies

•     Daily Access Concepts, Inc.

•     Digital Retirement Solutions

•     Edgewood Services, Inc.

•     E*Trade Group, Inc.

•     ExpertPlan

•     Fidelity Investments Institutional Operations Co.

•     Fiserv Trust Company

•     Great West Life & Annuity Co.

•     GWFS Equities, Inc.

•     Hartford Life Insurance Company

•     Hewitt Associates LLC

•     Invesmart, Inc.

•     John Hancock Life Insurance Company (USA)

•     John Hancock Life Insurance Company of New York

•     JP Morgan Retirement Plan Services LLC

•     Lincoln Financial Group

•     Linsco/Private Ledger Corp.

•     M&T Securities, Inc.

•     Marquette Trust Company

•     Massachusetts Mutual Life Insurance Company

•     Matrix Settlement & Clearance Services

•     Mercer HR Services, LLC

•     Merrill Lynch, Pierce, Fenner & Smith Incorporated

•     Mid Atlantic Capital Corporation

•     National Deferred Compensation, Inc.

•     National Investor Services Corp.

•     Nationwide Investment Services

•     New York State Deferred Compensation, Inc.

•     NYLife Distributors LLC

•     PNC Advisors

•     Princeton Retirement Group

•     Principal Life Insurance Company

•     RBC Dain Rauscher Inc.

•     Robert W. Baird & Co., Inc.

•     Strong Funds Distributors, Inc.

•     The 401k Company

•     T. Rowe Price Group, Inc.

•     The Gem Group, L.P.

•     The Principal Financial Group

•     The Vanguard Group, Inc.

•     Unified Trust Company, N.A.

•     Wachovia Securities, LLC

•     Wells Fargo Bank, N.A.

•     Wells Fargo Funds Management, LLC

•     Wespac Plan Services, Inc.

•     Wilmington Trust Corporation

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described above under Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments. For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Distributor and other Bank of America affiliates may pay additional compensation to selected financial intermediaries, including other Bank of America affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary also may receive payments described above in Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments. These payments may create an incentive for a financial intermediary or its representatives to

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recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the Distributor and other Bank of America affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below) and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by the Distributor and other Bank of America affiliates are made pursuant to agreements between the Distributor and other Bank of America affiliates and financial intermediaries, and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales or the distribution fees and expenses paid by the Fund as shown under the heading Fees and Expenses in the Fund’s prospectuses.

Marketing Support Payments

The Distributor and other Bank of America affiliates make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.05% and 0.35% (between 0.03% and 0.12% in the case of the Money Market Funds) on an annual basis for payments based on average net assets of the Columbia Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Money Market Funds) attributable to the financial intermediary. The Distributor and other Bank of America affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make marketing support payments to the financial intermediaries or their affiliates shown below.

Recipients of Marketing Support Payments from the Distributor and/or other Bank of America affiliates

•     A.G. Edwards & Sons, Inc.

•     AIG Advisor Group

•     Ameriprise Financial Services, Inc.

•     AXA Advisors, LLC

•     Banc of America Securities LLC

•     Banc One Investment Group, LLC

•     Bank of America, N.A.

•     Bank of New York

•     Linsco/Private Ledger Corp.

•     Mellon Financial Markets, LLC

•     Merrill Lynch, Pierce, Fenner & Smith Incorporated

•     Money Market One

•     Morgan Stanley & Co. Incorporated.

•     National Financial Services LLC

•     Pershing LLC

•     PNC Bank, N.A.

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Recipients of Marketing Support Payments from the Distributor and/or other Bank of America affiliates

•     Bear Stearns Securities Corporation

•     BMO Nesbitt Burns

•     Brown Brothers Harriman & Co.

•     Chicago Mercantile Exchange

•     Citicorp Investment Services

•     Citigroup Global Markets Inc.

•     Commonwealth Financial Network

•     Custodial Trust Company

•     FAS Corp.

•     Fidelity Brokerage Services, Inc.

•     Frost Bank of America

•     Genworth Financial, Inc.

•     Goldman, Sachs & Co.

•     Harris Corporation

•     Huntington Capital Corp.

•     ING Group

•     J.J.B. Hilliard, W.L. Lyons, Inc.

•     Lincoln Financial Advisors Corp.

•     Prudential Investment Management Services, LLC

•     Raymond James & Associates, Inc.

•     Raymond James Financial Services, Inc.

•     Security Benefit Life Insurance Company

•     SEI Investments Inc.

•     State Street Global Markets, LLC

•     SVB Securities

•     Summit Bank

•     SunGard Institutional Brokerage Inc.

•     Sun Life Assurance Company of Canada

•     TIAA-CREF Life Insurance Company

•     Transamerica Corporation

•     UBS Financial Services Inc.

•     US Bank National Association

•     Wachovia Securities LLC

•     Webster Investment Services, Inc.

•     Wells Fargo Fund Management LLC

•     Wells Fargo Corporate Trust Services

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of the Funds to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the NASD. Such compensation provided by the Distributor may include financial assistance to financial intermediaries that enable the Distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary depending upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending a particular Fund or a particular share class over other funds or share classes. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

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CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Funds offer shares in the classes shown in the table below. Subject to certain limited exceptions discussed in each Fund’s prospectuses, a Fund may no longer be accepting new investments from current shareholders or prospective investors. The Funds, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Trust’s Amended and Restated Declaration of Trust (Declaration of Trust) permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in that Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share Classes Offered by the Funds

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class Z Shares
High Income Fund	✓	✓	✓		✓
International Value Fund	✓	✓	✓		✓
Large Cap Core Fund	✓	✓	✓		✓
Marsico Focused Equities Fund	✓	✓	✓		✓
Marsico Growth Fund	✓	✓	✓	✓	✓
Small Cap Growth Fund II	✓	✓	✓		✓

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Funds’ shares, other than the possible future termination of the Funds. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of their assets. Unless terminated by reorganization or liquidation, the Funds will continue indefinitely.

Shareholder Liability

The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Funds will not be personally liable for payment of the Funds’ debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of the Funds’ obligation only if the Funds had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

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Dividend Rights

The shareholders of the Funds are entitled to receive any dividends or other distributions declared for the Funds. No shares have priority or preference over any other shares of the Funds with respect to distributions. Distributions will be made from the assets of the Funds, and will be paid pro rata to all shareholders of each Fund (or class) according to the number of shares of each Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the Funds based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

Voting Rights and Shareholder Meetings

Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware statutory trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant.

With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in a Fund’s fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Investment Advisory Agreement or investment sub-advisory agreement, since it only affects one Fund, is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or the Funds, shareholders of the Funds are entitled to receive the assets attributable to the relevant class of shares of the Funds that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

Shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in each Fund’s prospectuses.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectuses under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law, or compel sales of shares in certain cases.

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Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption

An investor may buy, sell and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information supplements that which can be found in the Funds’ prospectuses.

The Funds have authorized one or more broker/dealers to accept buy and sell orders on the Funds’ behalf. These broker/dealers are authorized to designate other intermediaries to accept buy and sell orders on the Funds’ behalf. The Funds will be deemed to have received a buy or sell order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, accepts the order. Customer orders will be priced at each Fund’s net asset value next computed after they are accepted by an authorized broker/dealer or the broker’s authorized designee.

The Trust also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; (iv) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares, subject to the exceptions listed above, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund at the beginning of the period.

Front-End Sales Charge Waivers

The investors listed below can buy Class A shares without paying a front-end sales charge.

•	Employees of Bank of America (and its predecessors), its affiliates and subsidiaries.

•	Trustees of funds advised or administered by the Advisor.

•	Directors, officers and employees of the Advisor, the Distributor, and their respective successors, any investment sub-advisor and companies affiliated with the Advisor.

•	Insurance company separate accounts for the benefit of group retirement plans.

•	Registered representatives and employees of selling and servicing agents (including their affiliates) that are parties to dealer agreements or other sales arrangements with the Distributor.

•	Broker/dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes.

•	Employees or partners of any service provider to the Columbia Funds.

•	Families of the parties listed above and their beneficial accounts. Family members include: spouses, parents, stepparents, legal guardians, children, stepchildren, father-in-laws and mother-in-laws.

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•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only.

•	Banks, trust companies and thrift institutions, acting as fiduciaries.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

•

Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be bought at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with the Distributor pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

•	Certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

•

Investors investing all or a portion of the proceeds received in connection with the liquidation of Colonial Insured Municipal Fund may purchase Class A shares with such proceeds without paying a front-end sales charge, provided that the proceeds are invested in Class A shares of the funds within 90 days of May 25, 2007, the record date for the liquidating distribution (i.e., by August 23, 2007). To purchase Class A shares of the funds without a front-end load, investors must notify the Fund's transfer agent, Columbia Management Services, Inc., at or prior to the time of purchase, that such purchase of Class A shares of the funds represents all or a portion of the investor's proceeds received from the liquidation of Colonial Insured Municipal Fund.

•

At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Columbia Funds are a party.

Investors can also buy Class A shares without paying a sales charge if they buy the shares within 365 days of selling Class A shares of the same Fund. This reinstatement privilege allows investors to invest up to the amount of the sale proceeds. The reinstatement privilege does not apply to any shares bought through a previous reinstatement. The Transfer Agent, the Distributor or their agents must receive written reinstatement requests within 365 days after shares are sold.

Contingent Deferred Sales Charges (Class A, Class B and Class C Shares)

Shareholders won’t pay a CDSC on the following transactions:

Death: CDSCs may be waived on sales following the death of: (i) the sole shareholder on an individual account; (ii) a joint tenant where the surviving joint tenant is the deceased’s spouse; or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account.

If the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any sale from the estate account. If the account is transferred to a new registration and then a sale is requested, the applicable CDSC will be charged.

Systematic Withdrawal Plan (SWP): CDSCs may be waived on sales occurring pursuant to a monthly, quarterly or semi-annual SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value at the time that the SWP is established. Otherwise a CDSC will be charged on SWP sales until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested.

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Disability: CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant spousal account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (i) the disability must arise after the purchase of shares; (ii) the disabled shareholder must have been under the age of 65 at the time of the initial determination of disability; and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.

Death of a trustee: CDSCs may be waived on sales occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where: (i) the grantor of the trust is the sole trustee and the sole life beneficiary, and (ii) death occurs following the purchase, and (iii) the trust document provides for the dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent sale.

Health savings accounts: CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.

Returns of excess contributions: CDSCs may be waived on sales required to return excess contributions made to retirement plans or individual retirement accounts, so long as the financial intermediary agrees to return the applicable portion of any commission paid by the Distributor.

Qualified retirement plans: CDSCs may be waived on shares sold by employee benefit plans created according to Section 403(b) of the Code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the Code. To qualify for the waiver, the plan must be a participant in an alliance program that has signed an agreement with Columbia Funds or the Distributor.

Return of commission: CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

Non-U.S. investors: CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-US investors.

IRS Section 401 and 457: CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under Section 401 or 457 of the Code.

Medical payments: CDSC may be waived on shares sold for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

Shares liquidated by transfer agent: CDSC may be waived for shares sold under the Distributor’s right to liquidate a shareholder’s account, including but not limited to, instances where the aggregate net asset value of Class A, Class B or Class C shares held in the account is less than the minimum account size.

Plans of reorganization: At the Funds’ discretion, CDSC may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

A CDSC may be waived on the sale of Class C shares sold by a non-profit organization qualified under Section 501(c)(3) of the Code in connection with the Banc of America Capital Management Charitable Giving Program.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it

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does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

Offering Price

The share price of each Fund is based on each Fund’s net asset value per share, which is calculated separately for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. Eastern time unless the NYSE closes earlier) on each day the Funds are open for business, unless the Board determines otherwise.

The value of each Fund’s portfolio securities for which a market quotation is available is determined in accordance with the Trust’s valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will generally be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on NASDAQ will generally be valued at the NASDAQ Official Closing Price (NOCP) (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ’s best bid price if the last trade price is below such bid price or adjusted down to NASDAQ’s best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on NASDAQ prior to the calculation of the NAV of the Fund. If no sale price is shown on NASDAQ, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Funds’ fair valuation procedures.

Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

Over-the-counter derivatives will generally be valued at fair value in accordance with the Funds’ fair valuation procedures.

Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

Shares of open-end investment companies held in each Fund’s portfolio will generally be valued at the latest net asset value reported by the investment company.

Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service

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does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at “fair value” as determined in good faith by the Advisor’s valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as World Equity Benchmark Shares™.

The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

TAXATION

The following information supplements and should be read in conjunction with the section in the Funds’ prospectuses entitled Distributions and Taxes. The prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income and certain state taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address most state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle, or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws to their investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for federal income tax purposes.

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In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly traded partnership, as defined below. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation provides that 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources defined in Code section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described above) will be treated as qualifying income. In addition, although in general the passive loss rules do not apply to a regulated investment company, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

Each Fund must also diversify its holdings so that, at the end of each quarter of a Fund’s taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of a Fund’s total assets and are not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership and in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts, and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Fund meets all of the regulated investment company requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

Moreover, a Fund may determine to retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

If, for any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years. In addition, if a

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Fund which has previously qualified as a regulated investment company were to fail to qualify as a regulated investment company for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to re-qualify as a regulated investment company in a subsequent year.

Excise Tax

If a Fund fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses for that year), at least 98% of its capital gain net income (adjusted for net ordinary losses) for the 1-year period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. Each Fund generally intends to actually distribute or be deemed to have distributed (as described earlier) substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by a Fund).

Capital Loss Carryforwards

A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carryforward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carryforwards (if any), its unrealized losses (if any), or any such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations in the past and/or may engage in reorganizations in the future.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. The IRS has not expressly sanctioned the particular equalization method used by a Fund, and thus the Fund’s use of this method may be subject to IRS scrutiny.

Taxation of Fund Investments

In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount (“OID”) (generally a debt obligation with a purchase price less than its principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of

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market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund holding the security receives no interest payment in cash on the security during the year. A portion of the interest paid or accrued on certain high-yield discount obligations (such as high-yield corporate debt securities described above) may not (and interest paid on debt obligations owned by a Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer, possibly affecting the cash flow of the issuer.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed index options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts, forward contracts and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryforward and thus cannot be deducted by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures and options contracts, may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a “straddle” and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a

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“mixed straddle.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the applicable holding period requirements (as described below) and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

In addition, a Fund's transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements) may be subject to other special tax rules, such as the wash-sale rules or the short-sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

A Fund may invest in REITs that hold residual interests in real estate mortgage conduits (“REMICs”). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Funds, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. Dividends paid by REITs generally will not be eligible to be treated as “qualified dividend income.”

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In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made.

“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a regulated investment company. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in derivatives transactions.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions

All distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. For federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

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For federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will designate capital gain distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

If a shareholder sells or exchanges his or her Fund shares, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under “wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives or is deemed to receive a long-term capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution.

Foreign Taxes

Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. Only an International/Global Equity Fund may qualify for and make the election; however, even if an International/Global Equity Fund qualifies for the election for any year, it may not make the election for such year. If an International/Global Equity Fund does not so elect then shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes paid or withheld. Each International/Global Equity Fund will notify its shareholders within 60 days after the close of such Fund’s taxable year whether it has elected for the foreign taxes paid by the Fund to “pass-through” for that year.

If an International/Global Equity Fund makes the election, the Fund will not be permitted to claim a credit or deduction for foreign taxes paid in that year, and the Fund’s dividends-paid deduction will be increased by the amount of foreign taxes paid that year. Fund shareholders that have satisfied certain holding period and other requirements shall include their proportionate share of the foreign taxes paid by the Fund in their gross income and treat that amount as paid by them for the purpose of the foreign tax credit or deduction. If a shareholder claims a credit for foreign taxes paid, in general, the credit will be subject to certain limits. A deduction for foreign taxes paid may be claimed only by shareholders that itemize their deductions.

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Federal Income Tax Rates

As of the printing of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gains rate, which generally is 15%. In general, “qualified dividend income” is income attributable to dividends received by a Fund in taxable years beginning on or before December 31, 2010 from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation’s stock and by the shareholders with respect to the Fund’s shares. If 95% or more of a Fund’s gross income (excluding net long-term gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of a Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that are attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Fund from securities lending, repurchase and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners. Income and bond funds typically do not distribute significant amounts of “qualified dividend income.”

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various “sunset” provisions of federal income tax laws.

Backup Withholding

The Funds generally are required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (TIN), fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding or has underreported dividend or interest income, or if the IRS notifies a Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. These backup withholding rules may also apply to distributions that are properly designated as exempt interest dividends. This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

Tax-Deferred Plans

The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

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As discussed above, a portion of the interest paid or accrued on certain high-yield discount obligations owned by a Fund may not (and interest paid on debt obligations, if any, that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer. If a portion of the interest paid or accrued on certain high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such accrued interest.

Foreign Shareholders

Very generally, for taxable years beginning before January 1, 2008, distributions properly designated by a Fund as “interest-related distributions” will be exempt from federal income tax withholding provided the Fund obtains a properly completed and signed certificate of foreign status from the foreign shareholder (“exempt foreign shareholder”). Interest-related distributions are generally attributable to the Fund’s net interest income earned on certain debt obligations and paid to a nonresident alien individual, a foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), or a foreign corporation (each, a “foreign shareholder”). In order to qualify as an interest-related distribution, the Fund must designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of the Fund’s taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning before January 1, 2008, “short-term capital gain distributions” (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale or receipt of the capital gain distribution and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests or, in certain cases, distributions are attributable to gain from the sale or exchange of a U.S. real property interest, as discussed in the following paragraph. If such gains or distributions are effectively connected with a U.S. trade or business (or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an applicable income tax treaty), the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). “Short-term capital gain distributions” are distributions attributable to a Fund’s net short-term capital gain in excess of its net long-term capital loss and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Special tax rules apply to distributions that a “qualified investment entity” (a “QIE”) pays to foreign shareholders that are attributable to gain from the QIE’s sale or exchange of “U.S. real property interests” (a “USRPI Distribution”). A Fund will be a QIE if it is both (i) a regulated investment company and (ii) a “U.S. real property holding corporation” (determined without regard to certain exceptions, described below, for 5% holders of publicly traded classes of stock and for interest in domestically-controlled regulated investment companies and REITs). Under the code, a “U.S. real property holding corporation” is any corporation that holds (or held during the previous five-year period) USRPIs (defined as U.S. real property and interests (other than solely as a creditor) in “U.S. real property holding corporations”) with an aggregate fair market value equal to 50% or more of the fair market value of the corporation’s real property assets and other trade-or-business assets. A USRPI does not include (i) any class of stock of a corporation that is traded on an established securities

95

market with respect to a person who holds no more than 5% of such class of stock at all times during the previous five-year period and (ii) a regulated investment company’s interests in domestically controlled U.S. REITs and, through December 31, 2007, other regulated investment companies, each a “domestically controlled qualified investment entity” that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the regulated investment company was in existence, less than 50% in value of its stock was held directly or indirectly by foreign persons.

Where a foreign shareholder has owned more than 5% of a class of shares of the Fund (to the extent it is a QIE) during the one-year period preceding the date of the USRPI Distribution, the Fund will be required to withhold 35% of any USRPI Distribution paid to that shareholder and the foreign shareholder will have an obligation to file a U.S. tax return and pay tax. For all other foreign shareholders of a Fund (to the extent it is a QIE), a USRPI Distribution will be treated as ordinary income (notwithstanding any designation by the Fund that such distribution is a capital gain dividend) and the Fund will be required to withhold 30% (or lower applicable treaty rate) of such distribution (notwithstanding any designation by the Fund that such distribution is a short-term capital gain dividend). If the Fund is a QIE and makes a distribution to its foreign shareholders that is attributable to a USRPI Distribution received by the Fund from a “lower-tier” REIT or regulated investment company that is a QIE, that distribution will retain its character as a USRPI Distribution when passed through to the foreign shareholder regardless of the Fund’s percentage ownership of the “lower-tier” REIT or regulated investment company.

In addition, in certain circumstances, if a foreign shareholder disposes of its Fund shares prior to a distribution and acquires, or enters into a contract or option to acquire, a substantially identical interest in the Fund during the 61-day period beginning 30 days before the ex-dividend date of the distribution (a “wash sale transaction”), the foreign shareholder may be treated as having gain from the sale or exchange of a U.S. real property interest, which may be subject to the U.S. income tax and reporting requirements described above with respect to distributions. In addition to the distribution and wash sale transaction rules described above, in limited circumstances Fund shares could themselves be treated as U.S. real property interests, the disposition of which could be subject to similar U.S. income and withholding tax and reporting requirements. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund’s distributions may be attributable to gain from the sale or exchange of U.S. real property interests and foreign shareholders may, therefore, be subject to U.S. tax and reporting requirements under the distribution rules described above. Foreign shareholders should contact their tax advisors and financial planners regarding the tax consequences to them of such distributions.

Even if permitted to do so, the Funds provide no assurance that they will designate any distributions as interest-related distributions or short-term capital gain distributions. Even if a Fund makes such designations, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such designations.

In order for a foreign investor to qualify for exemption from the backup withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisers in this regard.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships. If an International/Global Equity Fund qualifies and makes an election to pass-through foreign taxes to its shareholders, foreign shareholders of the Fund generally will be subject to increased federal income taxation without a corresponding benefit for the pass-through of foreign taxes.

Tax-Exempt Shareholders

Under current law, the Funds serve to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or in taxable mortgage pools. Under legislation enacted in December 2006, a charitable remainder trust, as defined in section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in November 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income” (which is described earlier). Rather, as described above, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year

96

that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which the IRS guidance in respect of CRTs remains applicable in light of the December 2006 CRT legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Tax Shelter Reporting Regulations

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of June 29, 2007, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder “(i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares) is listed below.

Principal Holder Ownership of the Funds

Fund / Share Class	Shareholder Account Registration	Share Balance	Percent of Class
High Income Fund – Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	2,866,533	21.25

High Income Fund – Class A	TRANSAMERICA LIFE INS & ANNUITY CO 1150 S OLIVE STREET STE 10-01 LOS ANGELES CA 90015-2209	789,127	5.85

High Income Fund – Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	584,306	14.89

High Income Fund – Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 333 W 34TH ST NEW YORK NY 10001-2402	305,673	7.79

High Income Fund – Class C	MORGAN STANLEY & CO HARBORSIDE FINANCIAL CENTER PLAZA II, 3RD FLOOR JERSEY CITY NJ 07311	272,618	6.95

High Income Fund – Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST DALLAS TX 75201-3307	58,616,831	75.28

High Income Fund – Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE, LCC/4S BOSTON MA 02111-1724	7,436,702	9.55

International Value Fund – Class A	THE NORTHERN TRUST CO AS TTEE FBO HARRIS CORP MASTER TRUST PLAN-DV PO BOX 92994 CHICAGO IL 60675-2994	6,498,390	14.93

International Value Fund – Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	5,321,176	12.22

International Value Fund – Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	4,149,619	9.53

International Value Fund – Class A	PRUDENTIAL RETIREMENT INS & ANN CO FBO VARIOUS RETIREMENT PLANS 280 TRUMBULL ST HARTFORD CT 06103-3509	3,414,349	7.84

International Value Fund – Class A	THE NORTHERN TRUST CO AS TTEE FBO HARRIS CORP MASTER TRUST PLAN-DV PO BOX 92994 CHICAGO IL 60675-2994	2,879,691	6.62

International Value Fund – Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	597,716	13.92

International Value Fund – Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	2,172,372	32.48

International Value Fund – Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	817,693	12.23

International Value Fund – Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	62,067,909	61.39

International Value Fund – Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	15,545,644	15.38

Marsico Focused Equities Fund – Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	26,716,897	23.63

Marsico Focused Equities Fund – Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	3,183,099	21.81

Marsico Focused Equities Fund – Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	15,967,126	58.43

Marsico Focused Equities Fund – Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	2,188,117	8.01

Marsico Focused Equities Fund – Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	18,397,976	32.28

Marsico Focused Equities Fund – Class Z	BANK OF AMERICA NA TTEE BANK OF AMERICA 401K PLAN ATTN NORMA AJA P O BOX 2518 HOUSTON TX 77252-2518	9,181,543	16.11

Marsico Focused Equities Fund – Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL GROWTH PORTFOLIO ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE, LCC/4S BOSTON MA 02111-1724	6,103,142	10.71

Marsico Focused Equities Fund – Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE, LCC/4S BOSTON MA 02111-1724	4,620,598	8.11

Marsico Focused Equities Fund – Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	4,455,825	7.82

Marsico Growth Fund – Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	30,681,517	22.04

Marsico Growth Fund – Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	19,191,218	13.78

Marsico Growth Fund – Class B	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	2,371,710	31.30

Marsico Growth Fund – Class B	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	480,665	6.34

Marsico Growth Fund – Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	30,103,485	67.03

Marsico Growth Fund – Class C	CITIGROUP GLOBAL MARKETS, INC. ATTN: PETER BOOTH 7TH FLOOR 333 W 34TH ST NEW YORK NY 10001-2402	3,975,094	8.85

Marsico Growth Fund – Class R	HARTFORD LIFE INS. CO SEPARATE ACCOUNT ATTN: UIT OPERATIONS PO BOX 2999 HARTFORD CT 06104-2999	158,426.5790	42.04

Marsico Growth Fund – Class R	CAPITAL BANK & TRUST COMPANY TTEE FBO PENINSULA CARDIOLOGY ASSOCIATES PA 401(K) PSP C/O PLAN PREMIER/FASCORE LLC 8515E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	39,123.2170	10.38

Marsico Growth Fund – Class R	GPC AGENT FOR MFS HERITAGE TRUST CO FBO SHAKER AUTO GROUP INC PO BOX 79377 ATLANTA GA 30357-7377	33,038.6810	8.77

Marsico Growth Fund – Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	60,494,631	59.81

Marsico Growth Fund – Class Z	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	6,611,536	6.54

Small Cap Growth Fund II – Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	115,771	29.16

Small Cap Growth Fund II – Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	18,917,209	69.41

Small Cap Growth Fund II – Class Z	GPC AGENT FOR MFS HERITAGE TRUST CO FBO PLEXUS CORP 401K SAVINGS PLAN PO BOX 79377 ATLANTA GA 30357-7377	1,465,421	5.38

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As of [June 29, 2007], the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of the Funds because it owns greater than 25% of the outstanding shares, either beneficially or by virtue of its fiduciary or trust roles or otherwise, is shown below. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

Control Person Ownership of the Funds

Fund	Shareholder Account Registration	Share Balance	Percent of Fund
High Income Fund	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST DALLAS TX 75201-3307	58,616,832	55.73%

International Value Fund	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	62,067,910	39.88%

Large Cap Core Fund	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST DALLAS TX 75201-3307	65,286,982	59.23%

Small Cap Growth Fund II	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	18,917,209	43.11%

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APPENDIX A—DESCRIPTION OF SECURITY RATINGS

S&P

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

•	AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

•	AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

•

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

•

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

•

BB, Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

•

B, Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

•

To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The following summarizes the two highest ratings used by S&P for short-term municipal notes.

•	SP-1 - Indicates strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a “plus” (+) designation.

•	SP-2 - Indicates satisfactory capacity to pay principal and interest.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, however, the relative degree of safety is not as high as for issues designated A-1.

Moody’s

The following summarizes the highest six ratings used by Moody’s for corporate and municipal bonds. The first four denote investment grade securities.

•

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

•

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

•

A - Bonds rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

A-1

•

Baa - Bonds rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

•

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

•

B - Bond rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody’s applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

The following summarizes the two highest ratings used by Moody’s for short-term municipal notes and variable-rate demand obligations:

•

MIG-1/VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

•	MIG-2/VMIG-2 - Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:

•

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

•

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

•

A - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

•

BBB - Bonds considered to be investment grade and of good credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

•

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment grade:

•	F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

A-2

•	F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

•

F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

For commercial paper, Fitch uses the short-term debt ratings described above.

A-3

APPENDIX B—PROXY VOTING POLICIES AND PROCEDURES

Columbia Management Advisors, LLC (“CMA”) - Proxy Voting Policy

Applicable Regulations

Rule 206(4)-6 under the Investment Advisers Act of 1940

*Form N-PX

*ERISA Department of Labor Bulletin 94-2

Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the GWIM Investment Operations Group, as well as to Compliance Risk Management (“CRM”) and Legal. Business groups to which this policy applies and CRM must adopt written procedures to implement the policy.

Policy

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties. Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending June 30th.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when CMA expects to routinely refrain from voting:

1.	Proxies will usually not be voted in cases where the security has been loaned from the Client’s account.

2.	Proxies will usually not be voted in cases where international issuers impose share blocking restrictions.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Section III, Conflicts of Interest below). CMA’s proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

Means of achieving compliance

I. PROXY COMMITTEE

CMA has established a Proxy Committee whose standing members include senior investment management personnel, who participate as voting authorities on the Committee. Additionally, the Proxy Committee regularly involves other associates (e.g., Legal representative, Compliance Risk Management representative, GWIM Investment Operations representatives) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee has established a charter, which sets forth the Committee’s purpose, membership and operation. The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with Section IV.C;

(b) review at least annually of this Proxy Voting Policy and Voting Guidelines to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals;

(d) ensure that appropriate disclosure of CMA’s Proxy Voting Policy is made to its clients, is disclosed in CMA’s Form ADV and is made to the Funds’ shareholders; and

(e) oversight of any circumstances where, as described in Section III, CMA may determine it is necessary to delegate proxy voting to an independent third party.

II. CMA’S INVESTMENT ASSOCIATES

Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the GWIM Investment Operations Group will refer these matters first to the relevant CMA research analyst after first confirming with CRM that the proxy matter does not present a conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding CMA’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B - Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating it to the Proxy Department.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

III. CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve it in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM will collect and review any information deemed reasonably appropriate to evaluate if CMA or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. CMA investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to Columbia Management’s Conflicts Officer in writing (see Appendix B). CRM will consider information about CMA’s significant business relationships, as well as other relevant information. The information considered by CRM may include information regarding: (1) CMA client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the CMA investment division regarding the proxy matter. CRM will consult with relevant experts, including legal counsel, as necessary.

If CRM determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, CRM will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, CMA’s policy is to invoke one or more of the following conflict management procedures:

•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);

•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent.

•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest – Additional Procedures

Additionally, by assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes to disclose in writing to the Columbia Management Conflicts of Interest Officer (within CRM) any

[1]

Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

actual or apparent personal material conflicts of interest which he or she may have (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how CMA will vote proxies. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter. CMA’s investment associates also follow the same disclosure requirements for any actual or apparent personal material conflicts of interest as stated in this section.

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA has undertaken a review of the proxy vendor’s conflicts of interest procedures, and will continue to monitor them on an ongoing basis.

BAC as well as CMA have adopted various other policies and procedures that help reinforce this Policy. Please see the associated documents.

Ownership Limits – Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be the Adviser’s proxy voting agent.

IV. PROXY VOTING GUIDELINES

A. CMA’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s adoption using the Proxy Voting Recommendation Form (see Appendix C of this policy). The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Proposals

For the following categories of proposals, either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with the proxy vendor’s or a an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by the proxy vendor, or as specified by the client.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by the proxy vendor, or as specified by the client.

4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. In general, CMA will refrain from voting such securities. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section V.A will be voted on the specific instruction of the Proxy Committee.

6. Accounts Managed by CMA’s Quantitative Strategies Group. When an issue is held only within an account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, all proposals shall be voted according to the guidelines developed by the proxy vendor or as specified by the client.

7. Executive/Director Compensation. Except as provided in Appendix A, proposals relating to compensation of any executive or director will be voted as recommended by the proxy vendor or as otherwise directed by the Proxy Committee.

8. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The GWIM Investment Operations Group is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The GWIM Investment Operations Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Proxy Guidelines; and (2) review of the fund website to ensure that annual reports are posted in a timely and accurate manner. For additional information regarding the proxy voting process, please refer to the GWIM Investment Operations Desktop Procedures.

Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Compliance Risk Management Conflicts Officer.

Monitoring/Oversight

The Compliance Assessment Team within Compliance Risk Management and the Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

•	Proxy Committee Meeting Minutes and Other Materials

•	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations

•	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms

•	Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than five years plus the current year. Records must be retained in an appropriate office of CM for the first two years.

CMA’s Proxy Voting Policy (Appendix A): CMA’S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

•

Proposals for the election of directors or for an increase or decrease in the number of directors, provided that at least two-thirds of the Board of Directors are, presently or at any time during the previous three-year period, “independent” as defined by applicable regulatory and listing standards.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i)	the board as proposed to be constituted would have more than one-third of its members from management;

(ii)	the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii)	the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters — ratification of the appointment of auditors);

(iv)	a director serves on more than six public company boards;

(v)	the CEO serves on more than two public company boards other than the company’s board.

On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

•

Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

•

Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

¡	Established governance standards and guidelines.

¡	Full board composed of not less than three-fourths “independent” directors, as defined by applicable regulatory and listing standards.

¡	Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

¡

A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

¡

Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

¡

The pertinent class of the Company’s voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company’s proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

•	Proposals that grant or restore shareholder ability to remove directors with or without cause.

•	Proposals to permit shareholders to elect directors to fill board vacancies.

•	Proposals that encourage directors to own a minimum amount of company stock.

•	Proposals to provide or to restore shareholder appraisal rights.

•	Proposals to adopt cumulative voting.

•	Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:

•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

•	Proposals that give management the ability to alter the size of the board without shareholder approval.

•	Proposals that provide directors may be removed only by supermajority vote.

•	Proposals to eliminate cumulative voting.

•	Proposals which allow more than one vote per share in the election of directors.

•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Proposals that mandate a minimum amount of company stock that directors must own.

•	Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

•

Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA’s clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

•	Proposals asking a company to expense stock options.

•	Proposals to put option repricings to a shareholder vote.

•

Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

•	Proposals for the remuneration of auditors if no more than 25% of the compensation costs comes from non audit activity.

CMA generally will vote AGAINST:

•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.

•	Proposals to authorize the replacement or repricing of out-of-the money options.

•

Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

•

Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

•

Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

¡	Whether the company has attained benefits from being publicly traded.

¡	Cash-out value

¡	Balanced interests of continuing vs. cashed-out shareholders

¡	Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.

•	CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

Supermajority vote

•

CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

•	CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

CMA will review, on a CASE-BY-CASE basis, proposals for Bylaw amendments giving minority shareholders the ability to call a special meeting of stockholders.

CMA generally will vote FOR:

•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

¡	Credible reason exists to question:

■	The auditor’s independence, as determined by applicable regulatory requirements.

■	The accuracy or reliability of the auditor’s opinion as to the company’s financial position.

¡

Fees paid to the auditor or its affiliates for “non-audit” services were excessive, i.e., in excess of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

•

Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:

•	Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

•

Proposals to change the location of the company’s state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

•

FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

•

FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

•

Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•

Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company’s financial position.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

•	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’ categorization rules and the Dutch Corporate Governance Code.

•	No call/put option agreement exists between the company and the foundation.

•	There is a qualifying offer clause or there are annual management and supervisory board elections.

•	The issuance authority is for a maximum of 18 months.

•	The board of the company-friendly foundation is independent.

•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

•	There are no priority shares or other egregious protective or entrenchment tools.

•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

•	Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

•	Board structure

•	Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;

•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

•	Are interested directors and sit on the audit or nominating committee; or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

•	Past shareholder activism, board activity and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of incumbent directors; director nominees

•	Experience and skills of director nominees

•	Governance profile of the company

•	Evidence of management entrenchment

Converting a Closed-end Fund to an Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance as compared with peers

•	Resulting fees relative to peers

•	Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	Fund’s target investments

•	Reasons given by the fund for the change

•	Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective.

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

Change in Fund’s Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

•	Strategies employed to salvage the company

•	Past performance of the fund

•	Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation; net effect on shareholder rights

•	Regulatory standards and implications

CMA will vote FOR:

•

Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•

Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

•	Proposals enabling the Board to:

¡	Change, without shareholder approval the domicile of the fund

¡	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940.

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the adviser’s management

CMA’s Proxy Voting Policy (Appendix B): Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

Issuer and Proxy Matter:

1.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?

2.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

3.	Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group [2]?

4.	Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

Name:

Signed:

Date:

[1]	Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.
[2]	Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

CMA’s Proxy Voting Policy (Appendix C): CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate:

Company Name:

Cutoff Date and Meeting Date:

Proxy Agenda Item:

Description of Item:

(The above information will be pre-populated by the Proxy Department.)

Recommendation (Check One):

            FOR

            AGAINST

            WITHHOLD

            ABSTAIN

Brief rationale:

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

Signed

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed “Conflicts of Interest Disclosure and Certification Form” to Compliance Risk Management (Conflicts Officer).

Send Completed Forms to:

GWIM Investment Operations – Proxy Department

MARSICO CAPITAL MANAGEMENT, LLC

PROXY VOTING POLICY AND PROCEDURES

Statement of Policy

1. It is the policy of Marsico Capital Management, LLC (“MCM”) to seek to vote or otherwise process, such as by a decision to abstain from voting or to take no action on, proxies over which it has voting authority in the best interests of MCM’s clients, as summarized here.

•

MCM’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM’s investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of most companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients' best economic interests usually means voting with the recommendations of these management teams (including their boards of directors).

•

In certain circumstances, MCM’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. In those and other circumstances, MCM may, in its sole discretion, vote against a management recommendation based on its analysis if such a vote appears consistent with the best interests of clients.

•

MCM may process certain proxies without voting them, such as by making a decision to abstain from voting or take no action on such proxies (or on certain proposals within such proxies). Examples include, without limitation, proxies issued by companies that MCM has decided to sell, proxies issued for securities that MCM did not select for a client portfolio (such as, without limitation, securities that were selected by the client or by a previous adviser, unsupervised securities held in a client’s account, money market securities, or other securities selected by clients or their representatives other than MCM), or proxies issued by foreign companies that impose burdensome or unreasonable voting, power of attorney, or holding requirements. MCM also may abstain from voting, or take no action on, proxies in other circumstances, such as when voting may not be in the best interests of clients, as an alternative to voting with (or against) management, or when voting may be unduly burdensome or expensive.

•

In circumstances when there may be an apparent material conflict of interest between MCM's interests and clients' interests in how proxies are voted (such as when MCM knows that a proxy issuer is also an MCM client), MCM generally will resolve any appearance concerns by causing those proxies to be "echo voted" or "mirror voted" in the same proportion as other votes, or by voting the proxies as recommended by an independent service provider. In other cases, MCM might use other procedures to resolve an apparent material conflict.

•

MCM may use an independent service provider to help vote proxies, keep voting records, and disclose voting information to clients. MCM's Proxy Voting policy and reports describing the voting of a client's proxies are available to the client on request.

•

MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed (such as through a decision to abstain or take no action) as intended under MCM’s Proxy Voting policy and procedures. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by the client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not receive timely notice from a proxy voting service provider of factors such as the proxy proposal itself or modifications to the required vote cast date.

Definitions

2. By “best interests of MCM’s clients,” MCM means clients’ best economic interests over the long term — that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interests are generally uniform.

3.a. By “material conflict of interest,” MCM means circumstances when MCM itself knowingly does business with a particular proxy issuer, other proponent of a proposal, or a closely affiliated entity, or other circumstances in which MCM may appear to have a significant conflict of interest between its own interests and the interests of clients in how proxies are voted. A material conflict of interest might also exist in unusual circumstances when MCM has actual knowledge of a material business arrangement between a particular proxy issuer, other proponent of a proposal, or a closely affiliated entity and MCM’s parent company, Bank of America Corporation (“BAC”) or another BAC subsidiary, or when MCM has actual knowledge that MCM or BAC or another BAC subsidiary may have a significant interest in the subject matter or outcome of a proxy vote.

3.b. A material conflict of interest ordinarily does not exist when BAC or a BAC subsidiary other than MCM does business with a particular proxy issuer or closely affiliated entity, because: (i) MCM is separately managed from BAC and other subsidiaries; (ii) MCM’s employees work in a separate location from BAC and other subsidiaries and do not routinely communicate with them; (iii) MCM generally is not aware of a proxy issuer’s (or affiliated entity’s) business arrangements with BAC or other subsidiaries, and is not aware of the materiality of such arrangements to BAC or other subsidiaries; and (iv) MCM has no direct interest in any such business arrangements.

Procedures: MCM Invests in Companies With Management Teams That Seek Shareholders’ Best Interests, and Usually Votes Proxies with Management Recommendations

4. MCM’s security analysts generally review proxy proposals as part of their monitoring of portfolio companies. Under MCM’s investment discipline, one of the qualities that MCM generally seeks in companies selected for client portfolios is good management teams that generally seek to serve shareholder interests. Because MCM believes that the management teams of companies it invests in generally seek to serve shareholder interests, MCM believes that voting proxy proposals in clients' best economic interests usually means voting with the recommendations of these management teams (including their boards of directors). Therefore, when portfolio companies issue proxy proposals, MCM usually votes the proxies with management recommendations, because it believes that recommendations by these companies’ managements generally are in shareholders’ best interests, and therefore in the best economic interests of MCM’s clients.

5. In certain circumstances, MCM’s vote-by-vote analysis of proxy proposals could lead it to conclude that particular management recommendations may not appear as closely aligned with shareholder interests as MCM may deem desirable, or could be disregarded in the best interests of shareholders. For example, in some circumstances, certain proxy proposals or recommendations by management, shareholders, or other proponents — such as, without limitation, proposals that would effect changes in corporate governance relating to anti-takeover measures, board election requirements, director qualifications, shared board and management responsibilities, capitalization changes, compensation programs, or other matters – could present circumstances in which management recommendations may not appear as closely aligned with shareholder interests as MCM in its sole discretion may deem desirable. In those and other circumstances, MCM may, in its sole discretion, vote against a management recommendation based on MCM’s analysis if in MCM’s view such a vote appears consistent with the best interests of clients. As further examples, in MCM’s sole discretion, it may vote against a management recommendation in order to, without limitation, support a shareholder proposal favoring safeguards against potential overreaching by management or enhancements of shareholder control that MCM believes are reasonable or appropriate, or vote against management in order to oppose management proposals that are not shareholder-friendly in MCM’s view.

6. MCM periodically reassesses its views of the management teams of the companies that it invests in for clients. A decision to vote against a particular management recommendation or to otherwise abstain or take no action on a proxy proposal does not necessarily signal a departure from MCM’s general view that a management team is serving the best interests of shareholders. If MCM concludes, in its sole discretion, that a company’s management team no longer appears to be serving shareholders’ best interests, MCM may take any action it deems appropriate, including, without limitation, awaiting further developments, voting against selected management recommendations, or selling shares of the company.

Procedures: Use of an Independent Service Provider

7. MCM may engage an independent service provider to assist with the administrative and ministerial aspects of proxy voting. The independent service provider may perform functions that include, without limitation, voting proxies for MCM in accordance with MCM’s instructions based on MCM’s Proxy Voting policy, maintaining records of proxy votes, and assisting in preparing certain reports. To avoid the possibility that MCM’s proxy votes could be affected by potential conflicts of interest that may exist between an independent service provider and a proxy issuer, MCM generally does not cause such a service provider to vote proxies for MCM based on the service provider’s recommendations (although MCM may do so in certain circumstances discussed in “Alternative Procedures for Potential Material Conflicts of Interest” below).

Procedures: Voting/Abstention/No Action/Other Exceptions

8. MCM seeks to ensure that, to the extent reasonably feasible, proxies for which MCM receives ballots in good order and receives timely notice will be voted or otherwise processed as intended under MCM’s Proxy Voting policy and procedures. MCM employs a number of measures, including certain reconciliations and other cross-check procedures, to attempt to verify that proxies are voted or otherwise processed as intended, although such checks may not be feasible or reliable in some cases because of the complexity of the proxy voting process. MCM’s ability to vote or otherwise process proxies may be limited by many factors, including MCM’s dependence on custodians and independent proxy voting service providers to assist in processing proxies. MCM may be unable to vote or otherwise process proxy ballots that are not received or processed in a timely manner due to functional limitations of the proxy voting system, custodial limitations, or other factors beyond MCM’s control. Such ballots may include, without limitation, ballots for securities out on loan under securities lending programs initiated by a client or its custodian, ballots not timely forwarded by a custodian, or ballots for which MCM does not receive timely notice from a proxy voting service provider of factors such as the proxy proposal itself or modifications to the required vote cast date.

9.a. MCM may process some proxies without voting them, such as by making a decision to abstain or take no action on such proxies (or on certain proposals within such proxies). For example, if MCM has decided to sell the shares of a company, MCM generally may abstain from voting proxies or may take no action on proxies issued by the company. If MCM receives proxies relating to securities acquired as a result of an account transition (such as, without limitation, securities delivered into a newly opened MCM account that were selected by the client or by a previous adviser), MCM generally may choose to abstain or take no action on the proxies because the related shares may not be retained in the account for a substantial period of time. MCM also may abstain or take no action on proxies issued for other securities that MCM did not select for a client portfolio (such as, without limitation, unsupervised securities held in a client’s account, or money market securities or other securities selected by clients or their representatives other than MCM).

9.b. MCM may abstain or take no action on proxies (or on certain proposals within such proxies) in other circumstances. MCM may determine, for example, that abstaining or taking no action on proxies is appropriate if voting may be unduly burdensome or expensive, such as when foreign proxy issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements. MCM also may abstain or take no action when voting may not be in the best interests of clients in MCM’s view, or as an alternative to voting with (or against) management.

10. The procedures in this policy generally apply to all proxy voting matters over which MCM has voting authority, including changes in corporate governance structures, the adoption or amendment of compensation plans (including stock options), and matters involving social issues or corporate responsibility.

Alternative Procedures for Potential Material Conflicts of Interest

11. In certain circumstances, such as when the issuer or other proponent of a proxy proposal is also a client of MCM, an appearance might arise of a potential conflict between MCM’s interests and the interests of affected clients in how the proxies of that issuer are voted.

12. MCM seeks to vote or otherwise process proxies in the best interests of its clients, and believes that any potential conflict of interest would not actually affect MCM’s voting of the proxies.

13. Nevertheless, when MCM is aware that a material conflict of interest (as defined in section 3.a. and 3.b. above) between MCM’s interests and clients’ interests may appear to exist, MCM generally will, to avoid any appearance concerns, follow an alternative procedure rather than vote or otherwise process ballots in accordance with its own determinations. Such an alternative procedure generally would involve either:

(i) Directing an independent service provider to cause the proxies of those MCM client accounts that MCM is responsible for processing to be “echo voted” or “mirror voted” in the same proportion as the votes of other proxy holders if the service provider indicates it can do so; or

(ii) Directing the proxies of those MCM client accounts that MCM is responsible for processing to be voted in accordance with the recommendations of an independent service provider that MCM may use to assist in voting proxies. This procedure will only be used if it can be determined that the independent service provider appears able to make such recommendations and vote in an impartial manner. In making this determination, MCM may (1) require the independent service provider to represent or otherwise demonstrate that the service provider faces no conflict of interest with respect to the vote, or (2) ask the independent service provider to disclose to MCM relevant facts concerning the firm’s relationship with the proxy issuer or other persons and certify that the service provider has taken steps to ensure that no actual conflicts exist.

MCM will document the identification of any material conflict of interest and its procedure for resolving the particular conflict.

14. In unusual cases, MCM may use other alternative procedures to address circumstances when a material conflict of interest may appear to exist, such as, without limitation:

(i) Notifying affected clients of the conflict of interest (if it is reasonably feasible to do so), and seeking a waiver of the conflict to permit MCM to vote the proxies;

(ii) Abstaining or taking no action on the proxies; or

(iii) Forwarding the proxies to clients so that clients may vote the proxies themselves.

Voting by Client Instead of MCM

15. An MCM client may vote its own proxies instead of directing MCM to do so. MCM recommends this approach if a client believes that proxies should be voted based on political or social interests or other client-specific considerations.

16. MCM generally cannot implement client proxy voting guidelines (and may instead encourage the client to vote its own proxies) if the client seeks to impose client-specific voting guidelines that may be inconsistent with MCM’s policy or with MCM’s vote-by-vote analysis.

17. MCM generally may abstain or will take no action on proxy votes relating to legal proceedings such as shareholder class actions or bankruptcy proceedings, or may refer such votes to clients.

Persons Responsible for Implementing MCM’s Policy

18. MCM’s Client Services staff has primary responsibility for implementing MCM’s Proxy Voting policy and procedures, including ensuring that proxies are timely submitted. MCM also generally uses a service provider to assist in voting proxies, recordkeeping, and other matters.

19. Members of MCM’s Investment staff, such as security analysts generally review proxy proposals as part of their ongoing assessment of companies.

Recordkeeping

20.a. MCM or a service provider maintains, in accordance with Rule 204-2 under the Investment Advisers Act:

(i) Copies of all proxy voting policies and procedures;

(ii) Copies of proxy statements received (unless maintained elsewhere as described below);

(iii) Records of proxy votes cast on behalf of clients;

(iv) Documents prepared by MCM that are material to a decision on how to vote or memorializing the basis for a decision;

(v) Written client requests for proxy voting information, and

(vi) Written responses by MCM to written or oral client requests.

20.b. MCM will document instances in which it identifies a material conflict of interest, as well as the procedure utilized for resolving the particular conflict. MCM’s Client Services Department also documents certain other non-routine proxy voting issues, including: (1) the basis for any decision in which MCM determines to vote against a management recommendation that does not involve general matters relating to corporate governance issues discussed in section 5 above; and (2) any decision to abstain or take no action on a proxy that is intended by MCM to demonstrate divergence from a management recommendation.

20.c. MCM will not document other, more routine instances in which it may take certain actions with respect to a particular proxy, including certain situations identified in this Proxy Voting policy and procedures. MCM generally will not document, for example, the basis for routine decisions to vote against general corporate governance issues, or to abstain or take no action on proxies in circumstances when foreign issuers impose burdensome or unreasonable voting, power of attorney, or holding requirements, when MCM has sold or determined to sell a security, when MCM did not select the securities for the client portfolio (such as, without limitation, securities that were selected by the client or by a previous adviser, unsupervised securities held in a client’s account, or money market securities or other securities selected by clients or their representatives other than MCM), or in other routine situations identified in section 9 above. MCM also cannot document decisions not to vote or otherwise process proxies that were not received in good order, not received in a timely fashion, or otherwise not processed for reasons beyond MCM’s control, such as in certain situations addressed in section 8 above.

21. MCM will obtain an undertaking from any service provider that the service provider will provide copies of proxy voting records and other documents promptly upon request if MCM relies on the service provider to maintain related records.

22. MCM or its service provider may rely on the SEC’s EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (as is generally true in the case of larger U.S.-based issuers).

23. All proxy-related records will be maintained in an easily accessible place for five years (and at an appropriate office of MCM or a service provider for the first two years).

Availability of Policy and Proxy Voting Records to Clients

24. MCM will initially inform clients of this policy and provide information regarding how a client may learn of MCM’s voting record for the client’s securities through summary disclosure in Part II of MCM’s Form ADV. Upon receipt of a client’s request for more information, MCM will provide the client with a copy of this Proxy Voting policy. Reports describing how MCM voted proxies for the client during the period since this policy was adopted are also available upon request.

* * *

MCM’s Chief Compliance Officer will review this policy at least annually to determine whether it should be amended or updated. Any amendments to this policy require the written approval of the Chief Compliance Officer.

Approved by:	/s/ Steven Carlson
Title:	Chief Compliance Officer
Effective Date:	October 1, 2004

Policy Amended: February 10, 2006
Approved by:	/s/ Steven Carlson
Title:	Chief Compliance Officer
Effective Date:	February 10, 2006

Policy Amended: July 19, 2006
Approved by:	/s/ Steven Carlson
Title:	Chief Compliance Officer
Effective Date:	July 19, 2006

EFFECTIVE AS OF

May 20, 2005

BRANDES INVESTMENT PARTNERS, L.P.

Proxy Voting Policy

Brandes Investment Partners, L.P. (“Brandes”) generally is responsible for voting proxies with respect to securities held in client accounts, including clients that are pension plans subject to the Employee Retirement Income Security Act of 1974 (“ERISA Plans”). This document sets forth Brandes’ policy with respect to proxy voting and its procedures to comply with SEC Rule 206(4)-6 under the Investment Advisers Act of 1940. specifically, rule 206(4)-6 requires that we:

•	Adopt and implement written policies and procedures reasonably designed to ensure that we vote client securities in the best interest of clients;

•	Disclose to clients how they may obtain information from us about how we voted proxies for their securities; and

•	Describe our proxy voting policies and procedures to clients and furnish them a copy of our policies and procedures on request.

A. Objective

Where Brandes is given responsibility for voting proxies, we must take reasonable steps under the circumstances to ensure that proxies are received and voted in the best interest of our clients, which generally means voting proxies with a view to enhancing the value of the shares of stock held in client accounts.

The financial interest of our clients is the primary consideration in determining how proxies should be voted. In the case of social, political, and environmental responsibility issues that in our view do not primarily involve financial considerations, it is not possible to represent fairly the diverse views of our clients and, thus, unless a client has provided other instructions, Brandes generally votes in accordance with the recommendations of management and/or a third-party proxy service provider (see discussion below) on these issues, although, on occasion Brandes abstains from voting on these issues.

When making proxy-voting decisions, Brandes generally adheres to its Proxy Voting Guidelines (the “Guidelines”), as revised from time to time by Brandes’ Corporate Governance committee. The Guidelines are described generally in an insert to our Form ADV, Part II and on our website, and are made available to clients on request. The Guidelines, which have been developed with reference to the positions of certain third party proxy service providers, set forth Brandes’ positions on recurring issues and criteria for addressing non-recurring issues.

B. Accounts for Which Brandes Has Proxy Voting Responsibility

Brandes generally is responsible for voting proxies with respect to securities selected by Brandes and held in client accounts. Brandes’ form Investment Advisory Agreement provides that Brandes is generally responsible for proxy voting unless the client has directed Brandes to the contrary in writing. As a general rule, Brandes does not, however, vote proxies for securities not selected by Brandes but that are nevertheless held in a client account or where Brandes otherwise is not vested with discretionary authority over securities held in a client account.

Although clients may reserve to themselves or assign to another person proxy voting responsibility, certain formalities must be observed in the case of ERISA Plans. Where authority to manage ERISA Plan assets has been delegated to Brandes, this delegation automatically includes responsibility to vote proxies unless the named fiduciary that appointed Brandes has expressly reserved to itself or another named fiduciary proxy voting responsibility. To be effective, a reservation of proxy voting responsibility for a given ERISA Plan should:

•	Be in writing;

•	state that Brandes is “precluded” from voting proxies because proxy voting responsibility is reserved to an identified named fiduciary; and

•	be consistent with the plan’s documents (which should provide for procedures for allocating fiduciary responsibilities among named fiduciaries).

C. Adherence to Client Proxy Voting Policies

Although clients do not always have proxy voting policies, if a client has such a policy and instructs Brandes to follow it, Brandes is required to comply with it except in any instance in which doing so would be contrary to the economic interests of the plan or otherwise imprudent or unlawful. In the case of ERISA Plans, Brandes, as a fiduciary, is required to discharge its duties in accordance with the documents governing the plan (insofar as they are consistent with ERISA). These documents include statements of proxy voting policy.

Brandes must, to the extent possible, comply with each client’s proxy voting policy. If such policies conflict, Brandes may vote proxies to reflect each policy in proportion to the respective client’s interest in any pooled account, for example 9 unless in the particular situation voting in such a manner would be imprudent or otherwise inconsistent with applicable law).

D. Arrangements with Third-Party Service Providers

Brandes presently uses the following firms as third-party proxy service providers (“PSP”) to assist in voting proxies.

•

Institutional Shareholder Services, Inc. (“ISS”) is a proxy research, advisory, voting and vote-reporting service that specializes in global proxy voting. ISS’s primary function with respect to Brandes is to apprise it of shareholder meeting dates of all securities holdings, translate proxy materials received from companies, provide associated research and provide considerations and recommendations for voting on particular proxy proposals.

•

Investor Responsibility Research Center (“IRRC”) is a source of impartial information on corporate governance and social responsibility issues affecting investors and corporations. IRRC does not advocate any one position with respect to the issues it covers. IRRC seeks to provide information to Brandes that is objective and unbiased.

•

ADP Financial Services, Inc. (“ADP”) Proxy Edge service is an electronic proxy voting and vote-tracking service. ADP’s primary function with respect to Brandes is to apprise it of the shareholder meeting dates of securities holdings, forward copies of proxy materials, and vote proxies in accordance with our instructions.

Although we may consider ISS’s and others' recommendations on proxy issues, Brandes bears ultimate responsibility for proxy voting decisions. For ERISA Plans for which Brandes votes proxies, Brandes is not relieved of its fiduciary responsibility by following directions of a PSP or the ERISA Plans’ named fiduciaries or by delegating proxy voting responsibility to another person.

E. Conflicts

Brandes is sensitive to conflicts of interest that may arise in the proxy decision-making process. For example, conflicts of interest may arise when: (i) proxy votes regarding non-routine matters are solicited by an issuer who has an institutional separate account relationship with Brandes; (ii) Brandes has material business relationships with participants in proxy contests, corporate directors or director candidates; or (iii) a Brandes employee has a material personal interest in the outcome of a particular matter before shareholders.

Brandes is committed to resolving all such and similar conflicts in its clients’ best interests. Brandes has developed these policies and procedures to serve the best interests of its clients, and accordingly, will generally vote pursuant to its Guidelines when conflicts of interest arise. When there are proxy voting proposals, however, that give rise to conflicts of interest that are not addressed by the Guidelines, the Corporate Governance Committee will consult the Head of Compliance (“HOC”)

and the approach taken to address the conflict situation shall be documented in writing. If necessary, the Corporate Governance Committee, the HOC, and senior management will consult with an independent consultant or outside counsel to resolve material conflicts of interest. Possible resolutions of such conflicts may include: (i) voting in accordance with the guidance of an independent consultant or outside counsel; (ii) erecting information barriers around the person or persons making voting decisions; (iii) designating a person or committee to vote that has no knowledge of any relationship between Brandes and the issuer, its officers or directors, director candidates, or proxy proponents; or (iv) voting in other ways that are consistent with Brandes' obligation to vote in its clients' best interests.

Brandes has taken various steps to neutralize potential conflicts that may arise with PSPs, such as ISS, that also provide other products and services to issuers. ISS has made a copy of its policies, procedures and practices regarding potential conflicts of interest available to Brandes. In addition, ISS shall, on a periodic basis, provide Brandes with a list of those companies that have a business relationship with ISS. Brandes exercises best efforts to compare this list to proxies it votes on behalf of clients so that potential conflicts of interest are made known at the time of voting proxies. In addition, Brandes’ Corporate Governance Committee reviews, not less than annually, potential material conflicts of interest disclosed to Brandes by ISS. Finally, Brandes obtains additional proxy voting information from other PSPs as an additional check on the independence of the voting recommendations provided to Brandes by ISS.

F. Special Issues with voting Foreign Proxies

Although Brandes has arrangements with PSPs, voting proxies with respect to shares of foreign companies may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries with respect to proxy voting. Logistical problems in voting foreign proxies include the following:

•	Each country has its own rules and practices regarding shareholder notification, voting restrictions, registration conditions, and share blocking.

•

To vote shares in some countries, the shares may be “blocked” by the custodian or depository (or bearer shares deposited with a specified financial institution) for a specified number of days (usually five or fewer but sometimes longer) before or after the shareholder meeting. When blocked, shares typically may not be traded until the day after the blocking period. Brandes may refrain from voting shares of foreign stocks subject to blocking restrictions where, in Brandes’ judgment, the benefit from voting the shares is outweighed by the interest of maintaining client liquidity in the shares. This decision generally is made on a case-by-case basis based on relevant factors, including the length of the blocking period, the significance of the holding, and whether the stock is considered a long-term holding.

•	Often it is difficult to ascertain the date of a shareholder meeting because certain countries do not require companies to publish announcements in any official stock exchange publication.

•	Time frames between shareholder notification, distribution of proxy materials, book-closure and the actual meeting date may be too short to allow timely action.

•	Language barriers will generally mean that an English translation of proxy information must be obtained or commissioned before the relevant shareholder meeting.

•	Some companies and/or jurisdictions require that, in order to be eligible to vote, the shares of the beneficial holders be registered in the company’s share registry.

•

Lack of a “proxy voting service” by custodians in certain countries. In countries in which custodians do not offer a “proxy voting service”, Brandes will attempt, on a best efforts basis, to lodge votes in such countries.

Because the cost of voting on a particular proxy proposal could exceed the expected benefit to a client (including an ERISA Plan), Brandes may weigh the costs and benefits of voting on proxy proposals relating to foreign securities and make an informed decision on whether voting a given proxy proposal is prudent.

G. Reports

An insert to Brandes’ Form ADV, Part II and the Brandes website describe how clients may obtain information from Brandes about how we voted proxies with respect to their securities. If requested, Brandes provides clients with periodic reports on Brandes’ proxy voting decisions and actions for securities in their accounts, in such forms or intervals as the clients reasonably request. In the case of ERISA Plans, the named fiduciary that appointed Brandes is required to monitor periodically Brandes' activities, including our decisions and actions with regard to proxy voting. Accordingly, Brandes provides these named fiduciaries on request with reports to enable them to monitor Brandes' proxy voting decisions and actions, including our adherence (as applicable) to their proxy voting policies.

H. Operational Procedures

1.	Role of the Reorganization Department

Brandes’ Reorganization Department is primarily responsible for receiving, processing and voting proxies for securities held in the portfolios of our clients.

Once a client account is established, the Reorganization Department will arrange for the client’s custodian to forward proxy materials it receives to Brandes and certain PSPs. The Reorganization Department is also responsible for providing the PSPs with a list of client holdings on a regular basis to enable them to track meeting dates and notify Brandes of upcoming meetings.

The Reorganization Department logs the receipt of the materials from various sources in a pending file until the PSPs provide voting recommendations electronically. The Reorganization Department confirms that the correct amount of shares, as of the record date, is generally reflected on the proxy.

It is Brandes’ general policy to have proxies voted at least forty-eight (48) hours prior to the deadline. Unfortunately, in some instances, proxy materials are received with less than a week’s time before the deadline, and in such cases, Brandes uses reasonable efforts to exercise its vote.

The Reorganization Department also compiles and maintains information, for each client for which Brandes votes proxies, showing the issuer’s name, meeting date and manner in which it voted on each proxy proposal. The Reorganization Department is also responsible for developing compliance procedures with respect to client proxy voting policies.

2.	Role of Investments Group in Voting Proxies

Once the PSP’s recommendations and associated research are received electronically, the recommendations and associated materials are transmitted to the relevant investment research team(s) and/or investment committee(s) for consideration. In determining how to vote a given proxy, Brandes generally adheres to the Guidelines, as revised from time to time by the Corporate Governance Committee, except to the extent superseded by client proxy voting policies. Proposals not covered by the Guidelines and contested situations are, at the relevant analyst’s request, evaluated on a case-by-case basis by a member of the Corporate Governance Committee and/or the relevant investment research team(s) or investment committee(s). The firm’s voting decisions are then communicated by the Reorganization Department to ADP.

3.	Role of the Corporate Governance Committee

Brandes’ Corporate Governance Committee is responsible for setting, reviewing from time to time, but at least annually, and making appropriate changes to the firm’s position on various corporate governance issues, as set forth in the Guidelines. The Corporate Governance Committee shall also provide oversight to the firm’s investment research teams and/or investment committees from time to time on significant proxy voting proposals or issues. Generally, a member of the Corporate Governance Committee must approve a decision to vote proxies contrary to the recommendation of the PSPs.

4.	Disclosures of Proxy Voting Intentions

Brandes personnel should not discuss with members of the public how Brandes intends to vote on any particular proxy proposal without the advance approval of its General Counsel. This does not restrict communications in the ordinary course of business with named fiduciaries of ERISA Plans or other clients for which Brandes votes proxies. Disclosure of Brandes’ proxy voting intentions—especially where done with the purpose or effect of influencing the management or control of a company—could trigger various restrictions under the federal securities laws, including under the proxy solicitation, beneficial ownership and short-swing profit liability provisions of the Securities Exchange Act of 1934.

I. Securities Subject to Lending Arrangements

For various legal or administrative reasons, Brandes is often unable to vote securities that are, at the time of such vote, on loan pursuant to a client’s securities lending arrangement with the client’s custodian. Brandes will refrain from voting such securities where the costs to the client and/or administrative inconvenience of retrieving securities then on loan are perceived to outweigh the benefit of voting, assuming retrieval under such circumstances is even feasible and/or possible. In certain extraordinary situations, Brandes may seek to have securities then on loan pursuant to such securities lending arrangements retrieved by the clients’ custodians for voting purposes. This decision will generally be made on a case-by-case basis depending on whether, in Brandes’ judgment, the matter to be voted on has critical significance to the potential value of the securities in question, the relative cost and/or administrative inconvenience of retrieving the securities, the significance of the holding, and whether the stock is considered a long-term holding. There can be no guarantee that any such securities can be retrieved for such purpose.

J. Recordkeeping

The Brandes Reorganization Department will maintain copies of the following records for a period of five years, the first two in an easily accessible place:

1.	Copies of all policies and procedures relating to proxy voting.

2.	A copy of each proxy statement: received regarding client securities.

3.	A record of each vote cast on behalf of a client.

4.	A copy of any document created by Brandes that was material to making a decision how to vote proxies on behalf of the client or that memorializes the basis for that decision.

5.	A copy of each written client request for information on how Brandes voted proxies on behalf of the client, and a copy of any written response by Brandes to any (written and oral) client request for information on how Brandes voted proxies on behalf of the requesting client.

K. Proxy Voting Review Committee

No less frequently than annually, the Proxy Voting Review committee shall meet to review and discuss the operation of Brandes’ proxy voting procedures. The committee shall consist of, at least, the following individuals:

•	The HOC (who shall act of the Chair of the committee)

•	The General Counsel or his/her designee

•	A representative of the Corporate governance committee

•	A representative of the Reorganization Department

•	A representative of the Research Department

In reviewing the proxy voting procedures, the Committee shall consider the operation of the policies and procedures since the previous review, including but not limited to the following areas:

•	Operational aspects of the policies and procedures (e.g., is information getting to the necessary people in a timely fashion or have any votes been missed)

•	Maintenance of all required records

•	Performance of service providers (ISS, IRRC and ADP)

•	Conflict of interest issues

•	Any instance where Brandes has failed to comply with its policies

•	Any suggested revisions to the policies and procedures

The HOC shall meet with the office of the CEO no less frequently than annually to discuss the results of the Proxy Voting committee’s review of the policies and procedures.

BRANDES INVESTMENT PARTNERS, L.P.

Proxy Voting Guidelines

Summary

With the understanding that many of the issues below are dealt with in detail in these Proxy Voting guidelines (the "Guidelines"), Brandes' current policies with respect to a number of more common ;sues are briefly summarized as follows:

•	Brandes typically votes with the recommendations of a company's Board of Directors on routine or non-controversial issues.

•	In general, Brandes opposes anti-takeover proposals and supports the elimination of anti-takeover policies, unless unusual circumstances dictate otherwise.

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In general, Brandes supports proposals that enhance shareholder rights through protecting the ability to call special meetings, act by written consent, access proxy voting materials, and by lowering the requirement for supermajority shareholder vote requirements on certain important governance issues.

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It is not possible to represent fairly the diverse views of our clients on proposals regarding social, political, and environmental issues and, therefore, unless directed by a client to vote in a certain manner, we will generally vote in accordance with the recommendations of management and/or ISS or abstain from voting on the respective issues.

•

Proposals not covered by the Guidelines and contested situations will be evaluated on a case-by- case basis by a member of the Corporate Governance Committee and/or the relevant investment research team(s) or investment committee($), typically with reference to third-party recommendations and analysis.

Examples of proxy voting with the recommendation of a company's Board of Directors on non- controversial matters

•	Election of directors. in the absence of a contest or controversy or sustained poor performance.

•	Ratification of selection of independent auditors, in the absence of controversy.

•	Fixing number of directors, unless the proposal is of an anti-takeover nature.

•	Stock splits, if not for anti-takeover purposes.

•	Change of state of incorporation for specific corporate purposes and not for anti-takeover purposes.

Proxy Voting Guidelines

The following guidelines have been developed with reference to the positions of Institutional Shareholder Services, Inc. (“ISS). Exceptions and modifications to these guidelines may occur with respect to issues that arise relating to certain companies and/or unique circumstances in certain countries.

I.	The Board of Directors

A.	Voting on Director Nominees in Uncontested Elections

We generally support the election of a company’s nominees for director and believe that the board’s nominating committee is in the best possible position to evaluate the qualification of directors and the needs of a particular board. In determining whether to support a board nominee, we will also consider the following factors:

•	Long-term corporate performance record relative to a market index;

•	Composition of board and key board committees;

•	Nominee’s attendance at meetings (past two years);

•	Nominee’s investment in the company;

•	Whether a retired CEO sits on the board; and

•	Whether the chairman is also serving as CEO

In cases of significant votes and when information is readily available, we also review:

•	Corporate governance provisions and takeover activity;

•	Board decisions regarding executive pay;

•	Director compensation;

•	Number of other board seats held by nominee; and

•	Interlocking directorships.

B.	Separating Chairman/CEO

We will generally vote for resolutions to separate the Chairman and CEO positions unless the company has a strong countervailing governance structure, which includes an independent lead director that is elected by and from the independent board members with clearly delineated duties, a minimum two-thirds independent board, all key committees comprised of independent directors, and established governance guidelines.

C.	Majority of Independent Directors

We vote for shareholder proposals that request that the board be comprised of a majority of independent directors. In determining the independence of a board member, we base the classification on the standards issued by the primary stock exchange in which the company is listed. We generally vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

D.	Stock Ownership Requirements

We generally vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director or to remain on the board.

E.	Term of Office

We generally vote against shareholder proposals to limit the tenure of outside directors.

F.	Director and officer Indemnification and Liability Protection

Proposals concerning director and officer indemnification and liability protection are evaluated on a case-by-case basis.

We generally vote against proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care.

We generally vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

We generally vote for only those proposals that provide such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if: (1) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (2) only if the director’s legal expenses would be covered.

II. Auditors

We generally rely on the judgment of the board’s audit committee in selecting the independent auditors that will provide the best service to the company. In doing so, we generally support the ratification or reappointment of the company’s auditor unless:

•	The auditor has a significant professional or personal relationship with the issuer that compromises the firm’s independence;

•	There is a reason to believe the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position; or

•	The auditors receives a significant amount of compensation for non-auditing activities or consulting activities.

III. Proxy Contests, Tender Offer Defenses, and Miscellaneous Governance Provisions

A.	Board Structure: Staggered vs. Annual Elections

We vote against proposals to classify the board.

We vote for proposals to repeal classified boards and to elect all directors annually.

B.	Shareholder Ability to Remove Directors

We vote against proposals that provide that directors may be removed only for cause.

We vote for proposals to restore shareholder ability to remove directors with or without cause. We vote for proposals that require director nominees to be elected by the affirmative vote of the majority of votes cast at an annual meeting of shareholders.

We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.

We vote for proposals that permit shareholders to elect directors to fill board vacancies.

C.	Cumulative Voting

We generally support proposals to eliminate cumulative voting. However, in rare circumstances we will vote for proposals to permit cumulative voting where it is judged by Brandes that doing so would be in the interests of Brandes clients.

D.	Shareholder Ability to Call Special Meetings

We vote against proposals to restrict or prohibit shareholder ability to call special meetings.

We vote for proposals that remove restriction on the right of shareholders to act independently of management.

E.	Shareholder Ability to Act by Written Consent

We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

We vote for proposals to allow or make easier shareholder action by written consent.

F.	Poison Pills

We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

We generally vote for shareholder proposals to redeem a company's poison pill.

We generally vote against management proposals to ratify a poison pill.

We generally advocate withholding votes from board members who adopt or renew dead-hand poison pills or their variants.

G.	Greenmail

We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company's ability to make greenmail payment.

We review on a case-by-case basis anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

H.	Unequal Voting Rights

We vote against dual class exchange offers.

We vote against dual class recapitalizations.

I.	Supermajority Shareholder vote Requirement to Amend the Charter or Bylaws

We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.

We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

J.	Supermajority Shareholder Vote Requirement to Approve Mergers

We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations.

We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

K.	Confidential Voting

We generally vote for shareholder proposals that request corporations adopt confidential voting, use independent tabulators and use independent inspectors of elections. We vote for management proposals to adopt confidential voting.

L.	Equal Access

We vote for shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

M.	Bundled Proposals

We review on a case-by-case basis, bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, we vote against the proposals. If the combined effect is positive, we support such proposals.

N.	Majority-Supported Shareholder Proposals

We will consider a recommendation on withholding votes from board members who fail to take action on shareholder proposals supported by a majority of votes cast for two consecutive years or a majority of shares outstanding for one year on a case-by-case basis. A vote to withhold votes will be based, in part, on the following principles:

•	Our “withhold” policy applies to incumbent board members and excludes new nominees to the board (i.e., those being nominated for the first time).

•	A board ignoring two different majority-supported proposals in back-to-back years will face a “withhold” recommendation.

•

If after two or more years of majority votes the proposal is not resubmitted, our decision to continue withholding votes in subsequent years will be case-by-case, based on whether or not shareholders are still engaging the company on the issue in some manner, such as a “vote no” campaign.

O.	Miscellaneous Governance Provisions

All other governance related issues not specifically addressed elsewhere in these Guidelines are voted on a case-by-case basis upon evaluating; each proposal on its merits, based on the particular facts and circumstances.

IV. Capital Structure

A.	Common Stock Authorization

We review on a case-by-case basis proposals to increase the number of shares of common stock authorized for issue.

We vote against proposed common stock authorizations that increase the existing issued share capital by more than 100% unless a clear need for the excess shares is presented by the company.

We vote against proposed common stock authorization without preemptive rights that are in excess of 5% of the company's issued share capital.

B.	Stock Distributions: Splits and Dividends

We vote for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

C.	Blank Check Preferred Authorization

We vote for proposals to create blank check preferred stock in cases when the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.

We review on a case-by-case basis proposals that would authorize the creation of new classes of preferred stock with unspecified voting, conversion, dividend and distribution, and other rights. We review on a case-by-case basis proposals to increase the number of authorized blank check preferred shares.

D.	Shareholder Proposals Regarding Blank Check Preferred Stock

We vote for shareholder proposals to have blank check preferred stock placements, other than those shares issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.

E.	Adjust Par Value of Common Stock

We vote for management proposals to reduce the par value of common stock.

F.	Preemptive Rights

We review on a case-by-case basis proposals to create or abolish preemptive rights. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base.

G.	Debt Restructurings

We review on a case-by-case basis proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plar. We consider the following issues:

•	Dilution – How much will ownership interest of existing shareholders be reduced, and how extreme will dilution to any future earnings be?

•	Change in Control – Will the transaction result in a change in control of the company?

•	Bankruptcy – Is the threat of bankruptcy, which would result in severe losses in shareholder value, the main factor driving the debt restructuring?

Generally, we approve proposals that facilitate debt restructurings unless there are clear signs of self-dealing or other abuses.

H.	Share Repurchase Programs

We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

V. Executive and Director Compensation

In general, we vote on a case-by-case basis on executive and director compensation plans with the view that viable compensation programs reward the creation of shareholder wealth by having a high payout sensitivity to increases in shareholder value.

In evaluating a compensation plan, we consider equity-based compensation along with the cash components of pay and attempt to determine the dilutive effect both on shareholder wealth and on voting power. However, in recognition of the fact that it is difficult, if not impossible, for us to develop specific quantitative rules regarding compensation plans that apply to all companies, we instead tend to focus on the following:

•	The process used by a company to establish compensation plans. Is it fundamentally sound i.e., is the process logical; are outside experts employed) and replete with independence?

•	The structure of the overall compensation program. Does the total potential compensation (cash and non-cash elements) appear reasonable and fair for this company and industry?

•	The link between compensation and the creation of long-term shareholder value. Does the plan:

•	Incentivize long-term thinking and stewardship of the company instead of focusing on achieving short-term metrics?

•	Provide for adequate compensation to attract and retain competent managerial talent suitable to the challenges and opportunities faced by the individual company?

•	Directly tie incentive compensation to performance with above-average rewards only being earned if shareholders are being rewarded with above-average corporate performance?

•	Include downside potential as well as up-side rewards without the possibility for a material “second chance” (i.e. repricing of options)?

•	Measure performance on clearly objective criteria that are consistent with increases in shareholder value (i.e., ROIC, EVA, etc.)?

•	Require significant ongoing share ownership by the executive or director?

Other factors we consider in evaluating compensation plans include the following:

•	Disclosure Policy for Compensation Plans

When reviewing compensation plans in markets where information is limited, at the very minimum, we seek to obtain information regarding (1) the total dilution level and (2) the exercise price.

In markets where certain terms are regularly disclosed and a company has not disclosed this information, we generally a vote against the plan for substandard disclosure.

•	Discounted options and restricted stock

We oppose discounted options and restricted stock without performance criteria, with the exception of restricted stock in U.S.-style stock option plans, which will be reviewed in a case-by-case basis.

We consider supporting option plans that allow for discounted options if exercise is contingent on the achievement of well-defined and challenging performance criteria.

•	Options Expensing

We will generally vote for shareholder proposals to expense options. We will not support such a shareholder resolution if the company has already publicly committed to expensing options by a specific date.

•	Option Repricing

We generally oppose the repricing of options, which includes all of the following that constitute repricings

i)	Reduction in exercise price of outstanding options.

ii)	Cancellation and regrant of options at lower exercise prices. This will include 6&1 (six-month and one-day) cancellations/regrants and bullet options (a type of 6&1 with accelerated vesting).

iii)	Substitution of restricted stock for underwater options.

iv)	Buyback of underwater options and issuance of new awards.

•	Performance-based stock options

We will examine shareholder proposals advocating the use of performance-based stock options on a case-by-case basis. Voting decision will therefore take into account the following:

i)	Whether the proposal mandates that all awards be performance-based.

ii)	Whether the proposal extends beyond executive awards to those of lower ranging employees.

iii)	Whether the company’s stock-based compensation plans meet certain shareholder value transfer criteria and do not violate our repricing guidelines.

•	Plan Amendments

We generally vote for amendments that improve the overall structure of given compensation plan, even if the underlying plan does not necessarily meet our guidelines.

VI. Mergers and Corporate Restructurings

A.	Mergers and Acquisitions

Votes on mergers and acquisitions are considered on a case-by-case basis, taking into account at least the following:

•	anticipated financial and operating benefits;

•	offer price (cost vs. premium);

•	prospects of the combined companies;

•	how the deal was negotiated; and

•	changes in corporate governance and their impact on shareholder rights.

B.	Corporate Restructuring

Votes on corporate restructuring proposals, including minority squeezeouts, leveraged buyouts, spin-offs, liquidations, and asset sales are considered on a case-by-case basis.

C.	Spin-offs

Votes on spin-offs are considered on a case-by-case basis depending on the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D.	Asset Sales

Votes on asset sales are made on a case-by-case basis after considering the impact on the balance sheet/working capital, value received for the asset, and potential elimination of diseconomies.

E.	Liquidations

Votes on liquidations are made on a case-by-case basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

F.	Appraisal Rights

We vote for proposals to restore, or provide shareholders with, rights of appraisal.

VII. Reincorporation

Proposals to change a company's state or country of incorporation are reviewed on a case-by-case basis giving consideration to both financial and corporate governance factors including the reason for reincorporation, a comparison of the governance provisions and jurisdictional laws, and potential economic costs and benefits.

VIII. Money Market Funds

For money market funds in which we have not selected the fund, we will not review proxies, but instead we will vote with the recommendations of a third party proxy service provider on all proposals. In rare circumstances when no such entity provides recommendations, we vote proposals in accordance with the recommendations of management.

IX. Social, Political, and Environmental Issues

In the case of social, political, and environmental responsibility issues that in our view do not primarily involve financial considerations, it is; not possible to represent fairly the diverse views of our clients and, thus, unless a client has provided other instructions, we generally vote in accordance with the recommendations of ISS on these issues, although, on occasion we abstain from voting on these issues.

We generally vote for disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders' social and environmental concerns.

MacKay Shields LLC - Proxy Voting Policies and Procedures

1.	Introduction

MacKay Shields LLC (“MacKay Shields” or the “Firm”), has adopted these “Proxy Voting Policy and Procedures” (the “Policy”) to ensure the Firm’s compliance with Rule 206(4)-6 under the Investment Advisers Act of 1940 (the “Advisers Act”) and other applicable fiduciary obligations. The Policy applies to proxies relating to securities held by clients of MacKay Shields who have delegated the responsibility of voting proxies to the Firm. The Policy is designed to assist Firm employees in meeting their specific responsibilities in this area and to ensure that proxies are voted in the best interests of the Firm’s clients.

2.	Statement of Policy

2.1 It is the policy of MacKay Shields that where the Firm has voting authority, all proxies are to be voted in the best interest of the client without regard to the interests of MacKay Shields or other related parties. Specifically, MacKay Shields shall not subordinate the interests of clients to unrelated objectives. MacKay Shields shall act with the care, skill, prudence and diligence under the circumstances then prevailing that a prudent person acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of a like character and with like aims. For purposes of the Policy, the “best interests of clients” shall mean, unless otherwise specified by the client, the clients’ best economic interests over the long term – that is, the common interest that all MacKay Shields clients share in seeing the value of a common investment increase over time. It is further the policy of the Firm that complete and accurate disclosure concerning its proxy voting policies and procedures and proxy voting records as required by the Advisers Act, be made available to its clients.

2.2 When proxies with respect to securities held by clients of MacKay Shields have not been received by MacKay Shields or its proxy voting service provider, MacKay Shields will make reasonable efforts to obtain missing proxies. MacKay Shields is not responsible for voting proxies it or its proxy voting service provider does not receive.

2.3 MacKay Shields may choose not to vote proxies under the following circumstances:

If the effect on the client’s economic interests or the value of the portfolio holding is indeterminable or insignificant;

If the cost of voting the proxy outweighs the possible benefit; or

If a jurisdiction imposes share blocking restrictions which prevent the Firm from trading shares.

3.	Use of Third Party Proxy Voting Service Provider

In an effort to discharge its responsibility, MacKay Shields has examined third-party services that assist in the researching and voting of proxies and the development of voting guidelines. After such review, the Firm has selected Institutional Shareholder Services (“ISS”) to assist it in researching voting proposals, analyzing the financial implications of voting proposals and voting proxies. MacKay Shields utilizes the research and analytical services, operational implementation, administration, record-keeping and reporting services provided by ISS.

4.	Proxy Voting Guidelines

4.1 MacKay Shields has determined that, except as set forth in Sections 6 and 7, proxies for non-union clients will be voted in accordance with the voting recommendations contained in the applicable ISS domestic or global proxy voting guidelines, as in effect from time to time. A summary of the current applicable ISS proxy voting guidelines is attached as Exhibit A.

4.2 MacKay Shields has determined that, except as set forth in Sections 6 and 7, proxies for union or Taft-Hartley clients who so specify will be voted in accordance with the voting recommendations contained in the applicable ISS Taft-Hartley domestic or global proxy voting guidelines, as in effect from time to time. A summary of the current applicable ISS proxy voting guidelines is attached as Exhibit B.

4.3 For purposes of the Policy, the guidelines described in Sections 4.2 and 4.3 are collectively referred to as the Standard Guidelines.

4.4 A client may choose to use proxy voting guidelines different from the Standard Guidelines (“Custom Guidelines”). Any Custom Guidelines must be furnished by the client to MacKay Shields in writing.

4.5 In the event the Standard Guidelines or any client’s Custom Guidelines do not address how a proxy should be voted or state that the vote is to be determined on a “case-by-case” basis, the proxy will be voted in accordance with ISS recommendations, subject to Section 6. In the event that ISS has not made a recommendation, MacKay Shields will follow the procedure set forth in Section 7.

4.6 Notwithstanding the foregoing, MacKay Shields will vote a proxy with respect to a particular security held by a client in accordance with such client’s specific request even if it is in a manner inconsistent with the Standard Guidelines or the client’s Custom Guidelines, as the case may be. Any such specific requests must be furnished to MacKay Shields by the client in writing and must be received by MacKay on a timely basis for instructing ISS how to cast the vote.

4.7 In order to avoid possible conflicts of interest, MacKay Shields votes proxies based on the Standard Guidelines or a client’s Custom Guidelines, as the case may be. However, it is recognized that the Firm’s portfolio management team has the ultimate responsibility for proxy voting.

4.8 For clients using the Standard Guidelines, the Firm will instruct ISS to cast votes in accordance with the Standard Guidelines. For clients using Custom Guidelines, the Firm will provide ISS with a copy of such Custom Guidelines and will instruct ISS to cast votes in accordance with such Custom Guidelines. ISS will cast votes in accordance with the Standard Guidelines or Custom Guidelines, as the case may be, unless instructed otherwise by MacKay Shields as set forth in Sections 6 and 7. Upon receipt of a specific request from a client pursuant to Section 4.6, the Firm will instruct ISS to cast such client’s proxy in accordance with such request.

5.	Client Account Set-up and Review

5.1 Initially, MacKay Shields must determine whether the client seeks to retain the responsibility of voting proxies, or seeks to delegate that responsibility to the Firm. The marketing or client service person responsible for setting up the account, in conjunction with MacKay’s Legal/Compliance Department, will have primary responsibility for making that determination. In its sole discretion, the Firm may decline to accept authority to vote a client’s proxies. Any such refusal shall be in writing and sent to the client via certified mail.

5.2 In most cases, the delegation of voting authority to MacKay Shields, and the Firm’s use of a third-party proxy voting service provider shall be memorialized in the client’s investment management agreement. The client may choose to have the Firm vote proxies in accordance with the Standard Guidelines or in accordance with the client’s Custom Guidelines.

5.3 MacKay Shields shall notify ISS of new client accounts using such form as ISS shall specify from time to time. Designated personnel within the Firm will be responsible for ensuring that each new client’s account for which the Firm has proxy voting authority is established on the appropriate systems.

6.	Overriding Guidelines

A portfolio manager may propose that a particular proxy vote be cast in a manner different from the Standard Guidelines or an ISS voting recommendation, or may propose an abstention from voting, if he/she believes that to do so, based on all facts and circumstances, is in the best interest of the Firm’s clients as a whole. Any portfolio manager who proposes to override the Standard Guidelines or an ISS voting recommendation on a particular vote or to abstain from voting must complete a Proxy Vote Override/Decision Form, which is set forth in Exhibit C.

7.	Referral of Voting Decision by ISS to MacKay Shields

7.1 In the event that the Standard Guidelines or a client’s Custom Guidelines do not address how a proxy should be voted on a specific proposal for an issuer and ISS has not made a recommendation as to how such proxy should be voted, ISS will so advise MacKay Shields, In that event, the Legal/Compliance Department will request that the appropriate portfolio manager make a voting recommendation and complete a Proxy Vote Override/Decision Form.

7.2 In the event that the Standard Guidelines or a client’s Custom Guidelines require a “case-by-case” determination on a particular proxy vote and ISS has not made a recommendation as to how such proxy should be voted, ISS will so advise MacKay Shields. In that event, the Legal/Compliance Department will request that the appropriate portfolio manager make a voting recommendation and complete a Proxy Vote Override/Decision Form.

7.3 In the event that ISS determines that a conflict of interest exists as a result of which ISS is precluded from making a recommendation as to how a proxy should be voted on a specific proposal for an issuer, ISS will so advise MacKay Shields. In that event, the Legal/Compliance Department will request that the appropriate portfolio manager make a voting recommendation and complete a Proxy Vote Override/Decision Form.

8.	Conflicts of Interest

8.1 The Firm’s portfolio managers may make proxy voting decisions in connection with (i) overriding the Standard Guidelines or an ISS voting recommendation pursuant to Section 6, or (ii) deciding on a vote pursuant to Section 7. In such event, the portfolio managers have an affirmative duty to disclose any potential conflict of interest known to them that exists between the Firm and the client on whose behalf the proxy is to be voted (“Conflict”).

8.2. By way of example, Conflicts may exist in situations where the Firm is called to vote on a proxy involving an issuer or proponent of a proxy proposal regarding the issuer where MacKay Shields or an affiliated person of the Firm also:

Manages the issuer’s or proponent’s pension plan;

Administers the issuer’s or proponent’s employee benefit plan;

Provided brokerage, underwriting, insurance or banking services to the issuer or proponent; or

Manages money for an employee group.

Additional Conflicts may exist, among others, if an executive of the Firm or its control affiliates is a close relative of, or has a personal or business relationship with:

An executive of the issuer or proponent;

A director of the issuer or proponent;

A person who is a candidate to be a director of the issuer;

A participant in the proxy contest; or

A proponent of a proxy proposal.

8.3 Whether a relationship creates a Conflict will depend on the facts and circumstances. Even if these parties do not attempt to influence the Firm with respect to voting, the value of the relationship to MacKay Shields or an affiliate can create a Conflict.

8.4 After a Proxy Vote Override/Decision Form is completed pursuant to Sections 6 or 7, such Form, which elicits information as to whether a potential Conflict exists, must be submitted to the Legal/Compliance Department for review. If the Firm’s General Counsel (“GC”) or Chief Compliance Officer (“CCO”) determines that there is no potential Conflict, the GC or CCO or their designate may instruct ISS to vote the proxy issue as set forth in the completed Form.

8.5 If the GC or CCO determines that there exists or may exist a Conflict, he or she will refer the issue to the Compliance Committee for consideration by convening (in person or via telephone) an emergency meeting of the Compliance Committee. For purposes of this Policy, a majority vote of those members present shall resolve any Conflict. The Compliance Committee will consider the facts and circumstances of the pending proxy vote and the potential or actual Conflict and make a determination as to how to vote the proxy – i.e., whether to permit or deny the recommendation of the portfolio manager, or whether to take other action, such as delegating the proxy vote to an independent third party or obtaining voting instructions from clients.

8.6 In considering the proxy vote and potential Conflict, the Compliance Committee may review the following factors, including but not limited to:

The percentage of outstanding securities of the issuer held on behalf of clients by the Firm.

The nature of the relationship of the issuer with the Firm, its affiliates or its executive officers.

Whether there has been any attempt to directly or indirectly influence the portfolio manager’s decision.

Whether the direction (for or against) of the proposed vote would appear to benefit the Firm or a related party.

Whether an objective decision to vote in a certain way will still create a strong appearance of a Conflict.

MacKay Shields may not abstain from voting any such proxy for the purpose of avoiding Conflict.

9.	Securities Lending

MacKay Shields will monitor upcoming meetings and call stock loans, if applicable, in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. In determining whether to call stock loans, the relevant portfolio manager(s) shall consider whether the benefit to the client in voting the matter outweighs the benefit to the client in keeping the stock on loan.

10.	Reporting

Upon request, MacKay Shields shall report annually (or more frequently if specifically requested) to its clients on proxy votes cast on their behalf. MacKay Shields will provide any client who makes a written or verbal request with a copy of a report disclosing how MacKay Shields voted securities held in that client’s portfolio. The report will generally contain the following information:

The name of the issuer of the security;

The security’s exchange ticker symbol;

The security’s CUSIP number;

The shareholder meeting date;

A brief identification of the matter voted on;

Whether the matter was proposed by the issuer of by a security holder;

Whether MacKay Shields cast its vote on the matter;

How MacKay Shields voted; and

Whether MacKay Shields voted for or against management.

11.	Record-Keeping

Either MacKay Shields or ISS as indicated below will maintain the following records:

A copy of the Policy and MacKay’s Standard Guidelines;

A copy of each proxy statement received by MacKay Shields or forwarded to ISS by the client’s custodian regarding client securities;

A record of each vote cast by MacKay Shields on behalf of a client;

A copy of all documents created by MacKay Shields that were material to making a decision on the proxy voting, (or abstaining from voting) of client securities or that memorialize the basis for that decision including the resolution of any Conflict, a copy of all guideline override requests and all supporting documents; and

A copy of each written request by a client for information on how MacKay Shields voted proxies on behalf of the client, as well as a copy of any written response by MacKay Shields to any request by a client for information on how MacKay Shields voted proxies on behalf of the client; records of oral requests for information or oral responses will not be kept.

Such records must be maintained for at least seven years.

12.	Review of Voting and Guidelines

As part of its periodic reviews, MacKay Shields’ Legal/Compliance Department will conduct an annual review of the prior year’s proxy voting as well as the guidelines established for proxy voting. Documentation shall be maintained of this review and a report setting forth the results of the review will be presented annually to the Compliance Committee.

13.	How to Request Information On How the Firm Voted Proxies

Clients may, at anytime, request and receive information from MacKay Shields as to how the Firm voted proxies for securities held in their account. Any such proxy information request should be in writing and mailed or faxed ((212)-754-9205) to MacKay Shields Client Services Department at:

MacKay Shields LLC

9 West 57th Street

New York, NY 10019

ATTN: Client Services

Attachments:

Schedule A - Summary of Standard Guidelines for non-union clients

Schedule B - Summary of Standard Guidelines for union clients (Taft-Hartley)

Schedule C - Proxy Vote Override/Decision Form

Effective January 2005

SCHEDULE C

Proxy Vote Override/Decision Form

Portfolio Manager Requesting Override/Making Decision:

Portfolio Management Product Area (check one):      Growth      Value      International Equity      Convertible      Fixed (High Yield)      Fixed (High Grade)

Security Issuer:

Security’s exchange ticker symbol:

Cusip #:

# of Shares held:

Percentage of outstanding shares held:

Type of accounts holding security:    Mutual Funds (name each fund):

Separate Accounts (specify number):

Other (describe):

Applicable Guidelines (check one):      MacKay Standard (A or B)

    Other (specify):

Shareholder Meeting Date:

Response Deadline:

Brief Description of the Matter to be Voted On:

Proposal Type (check one):      Management Proposal

    Shareholder Proposal (identify proponent:                                                              )

Recommended vote by issuer’s management (check one):      For      Against

Recommended vote by ISS (check one):	For	Against	Abstain
No Recommendation

Portfolio manager recommended vote (check one):        For        Against        Abstain

Describe in detail why you believe this override/decision is in the client’s best interest (attach supporting documentation):

Are you aware of any relationship between the issuer, or its officers or directors, and MacKay Shields or any of its affiliates?

No        Yes (describe below)

Are you aware of any relationship between the issuer, including its officers or directors, and any executive officers of MacKay Shields or any of its affiliates?

No        Yes (describe below)

Are you aware of any relationship between the proponent of the proxy proposal (if not the issuer) and MacKay Shields or any of its affiliates?

No        Yes (describe below)

Are you aware of any relationship between the proponent of the proxy proposal (if not the issuer) and any executive officers of MacKay Shields or any of its affiliates?

No        Yes (describe below)

Has anyone (outside of your portfolio management area) contacted you in an attempt to influence your decision to vote this proxy matter?

No        Yes

If yes, please describe below who contacted you and on whose behalf, the manner in which you were contacted (such as by phone, by mail, as part of group, individually etc.), the subject matter of the communication and any other relevant information, and attach copies of any written communications.

Are you aware of any facts related to this proxy vote that may present a potential conflict of interest with the interests of the client(s) on whose behalf the proxies are to be voted?

No        Yes (describe below)

Certification:

The undersigned hereby certifies that to the best of his or her knowledge, the above statements are complete and accurate, and that such override/decision is in the client(s)’ best interests without regard to the interests of MacKay Shields or any related parties.

Date:

Name:

Title:

Product Head Concurrence with Override Request/Decision:

Date:
Name:
Title:

Legal/Compliance Action:

Override/decision approved

Referred to Compliance Committee for Further Consideration

Date:
Name:
Title:

Columbia Management®

COLUMBIA FUNDS SERIES TRUST

Class A, Class B, Class C and Class Z Shares

STATEMENT OF ADDITIONAL INFORMATION

August 1, 2007

Balanced Fund
Columbia Asset Allocation Fund II

This Statement of Additional Information (SAI) is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with the Fund’s prospectuses dated August 1, 2007. The most recent annual reports for the Fund, which include the Fund’s audited financial statements dated March 31, 2007, are incorporated by reference into this SAI.

Copies of the Fund’s current prospectuses and annual and semi-annual reports may be obtained without charge by writing Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds website at www.columbiafunds.com.

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SAI PRIMER

The SAI is a part of the Fund’s registration statement that is filed with the SEC. The registration statement includes the Fund’s prospectuses, the SAI and certain other exhibits. The SAI, and any supplements to it, can be found online at www.columbiafunds.com, or by accessing the SEC’s website at www.sec.gov.

The SAI generally provides additional information about the Fund that is not required to be in the Fund’s prospectuses. The SAI expands discussions of certain matters described in the Fund’s prospectuses and provides certain additional information about the Fund that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Fund’s investments;

•	the Fund’s investment advisor, investment sub-advisor(s) (if any) and other service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest;

•	the governance of the Fund;

•	the Fund’s brokerage practices;

•	the share classes offered by the Fund;

•	the purchase, redemption and pricing of Fund shares; and

•	the application of federal income tax laws.

Investors may find this information important and helpful. If you have any questions about the Fund, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended
1934 Act	Securities Exchange Act of 1934, as amended
1940 Act	Investment Company Act of 1940, as amended
Administration Agreement	The administration agreement between the Trust, on behalf of the Fund, and the Administrator
Administrator	Columbia Management Advisors, LLC
Advisor	Columbia Management Advisors, LLC
AMEX	American Stock Exchange
Asset Allocation Fund II	Columbia Asset Allocation Fund II
BAI	Banc of America Investment Services, Inc.
BAS	Banc of America Securities LLC
Bank of America	Bank of America Corporation
BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.
Board	The Trust’s Board of Trustees
CEA	Commodity Exchange Act
CFTC	Commodity Futures Trading Commission
CMOs	Collateralized mortgage obligations
Code	Internal Revenue Code of 1986, as amended
Codes of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act
Columbia Funds Complex	The mutual fund complex that is comprised of the open-end investment management companies advised by the Advisor or its affiliates and principally underwritten by Columbia Management Distributors, Inc., as that term is defined under Item 12 of Form N-1A

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Glossary

Columbia Funds or Columbia Funds Family	The fund complex that is comprised of the open-end investment management companies advised by the Advisor or its affiliates and principally underwritten by Columbia Management Distributors, Inc.
Custodian	State Street Bank and Trust Company
Distributor	Columbia Management Distributors, Inc.
Distribution Agreement	The distribution agreement between the Trust, on behalf of the Fund, and the Distributor
Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Fund’s shares
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
Fitch	Fitch Investors Service, Inc.
FNMA	Federal National Mortgage Association
The Fund or a Fund	The open-end management investment company listed on the front cover of this SAI that is a series of the Trust

GNMA	Government National Mortgage Association
Independent Trustees	The Trustees of the Board who are not “interested persons” of the Fund as defined in the 1940 Act
Investment Advisory Agreement	The investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor
IRS	United States Internal Revenue Service
LIBOR	London Interbank Offered Rate
Money Market Fund(s)	One or more of the money market funds in the Columbia Funds Family
Moody’s	Moody’s Investors Service, Inc.
NASDAQ	National Association of Securities Dealers Automated Quotations system
NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)
NSCC	National Securities Clearing Corporation
NYSE	New York Stock Exchange
Principal Underwriter	Columbia Management Distributors, Inc.
REIT	Real estate investment trust
RIC	A “registered investment company,” as such term is used in the Internal Revenue Code of 1986, as amended
S&P	Standard & Poor’s Corporation (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Columbia Funds).
SAI	This Statement of Additional Information
SEC	United States Securities and Exchange Commission
Selling Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor
Servicing Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor
Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of the Fund, and Columbia Management Services, Inc.
Transfer Agent	Columbia Management Services, Inc.
The Trust	Columbia Funds Series Trust, the registered investment company in the Columbia Funds Family to which this SAI relates

Trustee(s)	One or more of the Board’s Trustees

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ABOUT THE TRUST

The Trust is a registered investment company under the 1940 Act within the Columbia Funds Family. Columbia Funds offers over 100 mutual funds in all major asset classes, and the Advisor had approximate assets under management of $347.4 billion as of March 31, 2007.

The Trust was organized as a Delaware business trust, a form of entity now known as a statutory trust, on October 22, 1999. On September 26, 2005, the Trust changed its name from Nations Funds Trust to Columbia Funds Series Trust.

On or about that same day, the name of the Fund was changed as follows: Nations Asset Allocation Fund to Columbia Asset Allocation Fund II.

The Fund represents a separate series of the Trust and is an open-end diversified management investment company. The Fund has a fiscal year end of March 31st.

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ABOUT THE FUND’S INVESTMENTS

The investment objective, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which generally involves the ability to invest 10% or more of the Fund’s total assets) and related principal investment risks for the Fund are discussed in the Fund’s prospectuses.

Certain Investment Activity Limits

The overall investment and other activities of the Advisor and its affiliates may limit the investment opportunities for the Fund in certain markets where limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, the Fund’s activities also may be restricted because of regulatory restrictions applicable to the Advisor and its affiliates and/or because of their internal policies. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for the Fund supplements the discussion of investment policies in the Fund’s prospectuses. A fundamental policy may only be changed with shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval, but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of the Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset. Borrowings and other instruments that may give rise to leverage and the restriction on investing in illiquid securities are monitored on an ongoing basis.

Fundamental Investment Policies

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

1.	The Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.

2.	The Fund may not purchase or sell real estate, except the Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3.	The Fund may not purchase or sell commodities, except that the Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

4.	The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

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5.	The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

6.	The Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

7.	The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations; and (ii) the Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund.

Non-Fundamental Investment Policies

1.	The Fund may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of the Fund are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2.	The Fund may not invest more than 15% of its net assets in illiquid securities.

3.	The Fund may not sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

Exemptive Orders

In addition to the policies outlined above, the Columbia Funds Family has received the following exemptive orders from the SEC which enable the Fund to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

1.	Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by the Advisor may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

2.	Pursuant to an exemptive order dated September 5, 2003, the Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

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Permissible Investments and Related Risks

The Fund’s prospectuses identify and summarize the individual types of securities in which the Fund invests as part of its principal investment strategies and the risks associated with such investments.

The table below identifies for the Fund the types of securities in which it is permitted to invest, including those described in the Fund’s prospectuses. The Fund generally has the ability to invest 10% or more of its total assets in the types of securities described in its prospectuses. To the extent a type of security identified below for the Fund is not described in the Fund’s prospectuses, the Fund generally invests less than 10% of the Fund’s total assets in such security type.

Information about individual types of securities (including certain of their associated risks) in which some or all of the Fund may invest is set forth below. The Fund’s investment in these types of securities is subject to its investment objective and fundamental and non-fundamental investment policies.

Permissible Fund Investments

Investment Type	Asset Allocation Fund II
Asset-Backed Securities	✓
Bank Obligations (Domestic and Foreign)	✓
Common Stock	✓
Convertible Securities	✓
Corporate Debt Securities	✓
Custody Receipts and Trust Certificates	✓
Derivatives	✓
Index or Linked Securities (Structured Products)	✓
Futures Contracts and Options on Futures Contracts	✓
Stock Options and Stock Index Options	✓
Swap Agreements	✓
Dollar Rolls	✓

Foreign Currency Transactions	✓
Foreign Securities	✓
Guaranteed Investment Contracts (Funding Agreements)	✓
Illiquid Securities	✓
Investments in Other Investment Companies	✓
Low and Below Investment Grade Securities	✓

Money Market Instruments	✓
Mortgage-Backed Securities	✓
Municipal Securities	✓
Participation Interests	✓
Preferred Stock	✓
Private Placement and Other Restricted Securities	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓
Repurchase Agreements	✓
Reverse Repurchase Agreements	✓
Standby Commitments	✓
Stripped Securities	✓
U.S. Government and Related Obligations	✓

Variable- and Floating-Rate Obligations	✓
Warrants and Rights	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓

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Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions that are tied to the payments made on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. These securities, in turn, are either privately placed or publicly offered.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on asset-backed securities that then would be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of asset-backed securities may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets.

Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may be issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Banker’s acceptances are time drafts drawn on and accepted by banks and are a customary means of effecting payment for merchandise sold in import-export transactions and a general source of financing. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign (mainly European) banks with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to the Fund payments at floating or fixed interest rates. A Fund also may hold funds on deposit with its custodian for temporary purposes.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the FDIC up to certain specified limits. Many other bank obligations, however, are neither guaranteed nor insured by the

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FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important corporate governance matters, and to receive dividend payments, if any, on their holdings. However, ownership of common stock does not entitle owners to participate in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE, AMEX or the Nasdaq Stock Market. Domestic and foreign corporations also may have their shares traded on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange.

Investing in common stocks is subject to certain risks. Stock market risk, for example, is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods of time, perhaps substantially or unexpectedly. Domestic and foreign stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, such as changes in earnings or management, as well as general economic and market factors.

If a corporation is liquidated, the claims of secured and unsecured creditors and owners of debt securities and “preferred” stock take priority over the claims of those who own common stock.

Investing in common stocks also poses risks applicable to the particular type of company issuing the common stock. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, may be more reliant on singular products or services and are more vulnerable to larger competitors. Common stocks of these types of companies may have a higher potential for gains, but also may be subject to greater risk of loss.

Investing in common stocks also poses risks applicable to a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector. When market conditions favorably affect, or are expected favorably to affect, an industry, the share prices of the common stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the share prices of those companies’ common stocks to decline quickly.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities but typically retain the investment characteristics of debt securities until they have been converted. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to

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be influenced more by the rate of return of the convertible security. Because both interest rate and market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar debt securities nor generally are they as sensitive to changes in share price as their underlying common stock.

Investing in convertible securities is subject to certain risks. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses. Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock, even at times when the value of the underlying common stock or other equity security has declined substantially.

In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible debt securities of the same issuer. Some convertible securities are particularly sensitive to changes in interest rates when their predetermined conversion price is much higher than the price for the issuing company’s common stock.

Corporate Debt Securities

Corporate debt securities are fixed income securities typically issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturity dates and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry fixed, variable or floating rates of interest.

Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend the notes’ maturity. ECNs are issued at a discount rate, with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date, the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated by an NRSRO as investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carries a relatively high degree of risk.

Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it becomes due. Some corporate debt securities that are rated below investment grade by an NRSRO generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated) securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Custody Receipts and Trust Certificates

Custody receipts and trust certificates are derivative products that evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing interests in those securities. The sponsor generally then will sell the custody receipts or trust certificates in negotiated transactions at varying prices. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities.

Investing in custody receipts and trust certificates is subject to certain risks. Custody receipts and trust certificates generally are subject to the same risks as the securities evidenced by the receipts or certificates. Custody receipts and trust certificates also may be less liquid than the underlying securities.

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Derivatives

General

Derivatives are financial instruments whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; forward contracts on securities and securities indices; linked securities and structured products; collateralized mortgage obligations; stripped securities; warrants; swap agreements and swaptions.

The Fund may use derivatives for a variety of reasons, including, for example: (i) to enhance its return; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolios securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; and/or (vi) to manage the effective maturity or duration of its portfolio.

The Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative will not correlate well with the security for which it is substituting. The Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount of taxes payable by shareholders.

The Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

Index or Linked Securities (Structured Products)

General. Indexed or linked securities, also often referred to as “structured products,” are instruments that may have varying combinations of equity and debt characteristics. These instruments are structured to recast the investment characteristics of the underlying security or reference asset. If the issuer is a unit investment trust or other special purpose vehicle, the structuring will typically involve the deposit with or purchase by such issuer of specified instruments (such as commercial bank loans or securities) and/or the execution of various derivative transactions, and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

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Indexed and Inverse Floating Rate Securities. The Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

The Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). The Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. The Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities. The issuers of these securities frequently are limited purpose trusts or other special purpose vehicles that, in turn, invest in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on or linked to the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and/or principal that a Fund would receive. The Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. These securities generally are exempt from registration under the Securities Act of 1933. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Commodity-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked or commodity-linked note depend on the performance of one or more market indices, such as the S&P 500 Index, a weighted index of commodity futures such as crude oil, gasoline and natural gas or the market prices of a particular commodity or basket of commodities. Equity-linked securities are short-term or intermediate term instruments having a value at maturity and /or interest rate determined by reference to the market prices of one or more equity securities. At maturity, the principal amount of an equity-linked debt security is often exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

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Index, commodity, currency and equity-linked securities may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Advisor. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Advisor. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad, and certain derivative instruments may be illiquid.

Linked securities are often issued by unit investment trusts. Examples of this include such index-linked securities as S&P Depositary Receipts (SPDRs), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index, and a type of ETF. Because a unit investment trust is an investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing levels of fees with respect to investments in such unit investment trusts.

Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Investing in structured products and linked securities is subject to certain risks. Because structured products typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products may be structured as a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher rates of return and present greater risks than unsubordinated structured products. Structured products sometimes are sold in private placement transactions and often have a limited trading market.

Investments in “linked” securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked-securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging market countries, there are certain additional risks associated with such investments.

SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called “creation unit size” and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

Futures Contracts and Options on Futures Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of security or other asset called for in the contract at a specified delivery time for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of security or other asset called for in the contract at a specified delivery time at a stated price. The specific securities or other assets delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying security or other asset. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency.

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Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities or other assets currently owned or expected to be acquired by them. Speculators less often own the securities or other assets underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities or other assets. Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the CFTC and the National Futures Association on behalf of a Fund, neither the Trust nor any of the individual Funds is deemed to be a “commodity pool operator” under the CEA, and, accordingly, they are not subject to registration or regulation as such under the CEA.

Upon entering into futures contracts, in compliance with the SEC’s requirements, cash or liquid securities, equal in value to the amount of a Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions, in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying security or other asset) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the relevant futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or other asset fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

Although futures contracts by their terms call for actual delivery or acceptance of securities or other assets (stock index futures contracts or futures contracts that reference other intangible assets do not permit delivery of the referenced assets), the contracts usually are closed out before the settlement date without the making or taking of delivery. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of taking such action would be to reduce or eliminate the hedge position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of security or other asset with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Fund is subject to the Advisor’s ability to predict correctly movements in the direction of interest rates and other factors affecting securities and commodities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund, therefore, bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10%

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decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

In the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions, closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of interest rate futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling bonds with short maturities and investing in bonds with long maturities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges – principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; GNMA modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. The Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. The Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position in the index. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

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There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged.

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index (the Index). This Index is composed of forty term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The forty prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

Options on Futures Contracts. The Fund may purchase and write call and put options on those futures contracts that it is permitted to buy or sell. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or other assets or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.

The Fund will enter into written options on futures contracts only when, in compliance with the SEC’s requirements, cash or liquid securities equal in value to the underlying security’s or other asset’s value (less any applicable margin deposits) have been deposited in a segregated account. The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Investments in futures options involve some of the same risks that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. There may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Successful use of index futures by a Fund is also subject to the Advisor’s ability to predict correctly movements in the direction of the market. It is possible that, for example, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in a Fund’s portfolio may decline. If this occurred, a Fund would lose money on the futures and also experience a decline in the value of its portfolio securities, as a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which

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price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move to the same extent as do the prices of its put options on the stock indices. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit of the increased values of those securities that it has hedged, because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market, and also because of the imperfect correlation between movements in an index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Index Futures Contracts. The Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

There are various risks in connection with the use by a Fund of index futures as a hedging device. For example, a risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged; there can be no assurance that the Advisor will be successful in doing so.

Use by Tax-Exempt Funds of Interest Rate and U.S. Treasury Security Futures Contracts and Options. The Fund investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

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In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Stock Options and Stock Index Options

The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (OCC). Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

There is a key difference between stock options and stock index options in connection with their exercise. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or a narrower market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

The successful use of a Fund’s options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly. When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction for such option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since a Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. The writer in such circumstances would be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, a Fund will realize a loss equal to the premium paid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the

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OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at a time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, a Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Dealer (Over-the-Counter) Options. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if a Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options more often may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, a Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with a Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

The Fund generally will treat purchased dealer options as illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that a Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option.

Writing covered options. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with a Fund’s investment goal and policies. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

The Fund may write only covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls (straddles) on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than the security’s then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

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The Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Fund may also have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. The Fund may purchase call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Swap Agreements

Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. The Fund may enter into a variety of swap agreements, including interest rate, index, commodity, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. The Fund also may enter into swaptions, which are options to enter into a swap agreement.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

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Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Additionally, whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. The Fund will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. The Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

Equity Swaps. The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

The values of equity swaps can be very volatile. To the extent that the Advisor does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

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Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

Dollar Rolls

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar (same collateral type, coupon and maturity) securities on a specified future date and price. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. The Fund foregoes principal and interest paid on the securities during the “roll” period. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities as well as the interest earned on the cash proceeds of the initial sale.

Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price or that the transaction costs may exceed the return earned by a Fund from the transaction. Dollar rolls also involve risk to a Fund if the other party should default on its obligation and a Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction.

Foreign Currency Transactions

Foreign currency transactions may be used to protect, to some extent, against uncertainty in the level of future currency exchange rates by establishing a fixed exchange rate. Foreign currency transactions may involve the purchase or sale of foreign currencies on a “spot” (cash) basis at the prevailing exchange rate or may involve “forward contracts” that allow a Fund to purchase or sell foreign currencies at a future date. Forward contracts may be used for “transaction hedging,” “position hedging” and “cross-hedging.” The Fund may use forward sale contracts to sell an amount of a foreign currency approximating the value of a Fund’s securities denominated in the foreign security when that foreign currency suffers a substantial decline against the U.S. dollar. The Fund may use forward purchase contracts to purchase a foreign currency when it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized if the value of the hedged currency increases.

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Transaction hedging may allow a Fund to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest rate payment in a foreign currency. The Fund may use transaction hedging to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging may allow a Fund to protect against an adverse change in the relationship between the U.S. dollar and the applicable foreign currencies in which its portfolio securities are denominated. The Fund may use position hedging when it is believed that the U.S. dollar may suffer a decline against the foreign currency by entering into a forward purchase contract to purchase that foreign currency for a fixed dollar amount.

Cross-hedging may allow a Fund to enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall if there is a decline in the U.S. dollar value of the currency in which a Fund’s securities are denominated.

The Fund also may purchase exchange-listed and over-the-counter call and put options on foreign currencies and foreign currency contracts. Options on foreign currencies and foreign currency contracts give the holder a right to buy or sell the underlying foreign currencies or foreign currency contracts for a specified period of time and for a specified amount. The value of an option on foreign currencies or foreign currency contracts reflects the value of an exchange rate, which depends on the relative values of the U.S. dollar and the relevant foreign currency.

Engaging in foreign currency transactions is subject to certain risks. For example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the dollar value of any securities held by a Fund denominated in that currency. It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract, which may make it necessary for a Fund to purchase additional foreign currency on the spot market if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver at the time a Fund sells the security being hedged. The value of any currency, including the U.S. dollar, may be affected by political and economic factors applicable to the issuer’s country. The exchange rates of currencies also may be affected adversely by governmental actions. Transaction, position and cross-hedging do not eliminate fluctuations in the underlying prices of securities that a Fund owns or intends to purchase or sell and may limit the amount of potential gain that might result from the increase in value of the currency being hedged. Settlement procedures relating to a Fund’s foreign currency transactions may be more complex than those relating to investments in securities of U.S. issuers.

Foreign Securities

Foreign securities include debt, equity and derivative securities that the Advisor determines are “foreign” based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors.

Foreign securities may include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are U.S. dollar-denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency-denominated receipts issued in Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received

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from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.

Investing in foreign securities is subject to certain risks. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies or U.S. dollars, without a change in the intrinsic value of those securities. Additionally, the U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. The Fund may attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies by purchasing and selling forward foreign currency exchange contracts and foreign currency futures contracts and related options. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. The Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which would reduce the amount of income and capital gains available to distribute to a Fund’s shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; adverse impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those mandated for domestic companies.

Risks associated with investments in foreign securities are increased with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

Guaranteed Investment Contracts (Funding Agreements)

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. The Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

Illiquid Securities

Illiquid securities are defined by the Fund consistent with SEC staff’s current guidance and interpretations which provides that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be liquid securities.

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Investments in Other Investment Companies

Investing in other investment companies may be a means by which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, the rules and regulations thereunder and any exemptive orders currently or in the future obtained by a Fund from the SEC.

The 1940 Act generally requires that a Fund limit its investments in another investment company or series thereof so that, as determined at the time a securities purchase is made: (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a Fund or by companies controlled by the Fund. Such other investment companies may include exchange-traded funds (ETFs), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries.

Investing in other investment companies is subject to certain risks. Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to be fully invested, there may be potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on Fund shares held directly but also on the investment company shares that a Fund purchases.

In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry on which the ETF relates. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of other affiliated Columbia Funds, including the Money Market Funds, subject to certain conditions. Investing in affiliated Funds may present certain actual or potential conflicts of interest. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest.

Low and Below Investment Grade Securities

Low and below investment grade securities (below investment grade securities are also known as “junk bonds”) are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s), that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by Moody’s) or that are unrated but determined by the Advisor to be of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications or similar events, are more speculative in nature than securities with higher ratings and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of one or more NRSROs, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities.

Investing in low and below investment grade securities and comparable unrated securities is subject to certain risks. The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Advisor’s credit analysis with respect to these types of securities than is the case for more highly rated securities.

The market values of certain low and below investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than are the market value of more

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highly rated securities. In addition, issuers of low and below investment grade and comparable unrated of securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is greater for low and below investment grade and comparable unrated securities than it is for higher rated securities because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating portfolio net asset value; and (ii) sell the securities at fair market value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (i) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States, foreign countries and supranational entities, and each of their subdivisions, agencies and instrumentalities; and (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or its instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Mortgage-Backed Securities

Mortgage-backed securities are a type of asset-backed security and represent interests in, or debt instruments backed by, pools of underlying mortgages. In some cases, these underlying mortgages may be insured or guaranteed by the U.S. Government or its agencies. Mortgage-backed securities entitle the security holders to receive distributions that are tied to the payments made on the underlying mortgage collateral (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying mortgage collateral effectively pass through to such security holders. Mortgage-backed securities are created when mortgage originators (or mortgage loan sellers who have purchased mortgage loans from mortgage loan originators) sell the underlying mortgages to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying mortgage loans, and have a minimum denomination and specific term. The securities, in turn, are either privately placed or publicly offered.

Mortgage-backed securities may be issued or guaranteed by the Government National Mortgage Association (also known as Ginnie Mae or GNMA), the Federal National Mortgage Association (also known as Fannie Mae or FNMA), or the Federal Home Loan Mortgage Corporation (also known as Freddie Mac or FHLMC), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its stock nor the securities it issues are insured or guaranteed by the U.S. Government. FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, “repackages” them and provides certain guarantees. FHLMC’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Mortgage-backed securities issued by FHLMC are not guaranteed as to timely payment of interest and principal by the U.S. Government.

Collateralized mortgage obligations (CMOs) are debt obligations issued by special-purpose trusts, collateralized by underlying mortgage assets. Principal prepayments on underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest

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payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Real estate mortgage investment conduits (REMICs) are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.

Investing in mortgage-backed securities is subject to certain risks, including, among others, prepayment, market and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages more quickly than expected, which may affect the security’s average maturity and rate of return. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages also may be affected by home value appreciation, ease of the refinancing process and local economic conditions, among other factors. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities can be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, which in turn may decrease their value. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. Government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions.

Municipal Securities

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Municipal securities can be classified into two principal categories, including “general obligation” bonds and other securities and “revenue” bonds and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Municipal securities also may include “moral obligation” securities, which normally are issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the governmental entity that created the special purpose public authority.

Municipal securities may include municipal bonds, municipal notes and municipal leases. Municipal bonds are debt obligations of a governmental entity that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity.

Municipal notes may be issued by governmental entities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the relevant fiscal period. Municipal notes generally have maturities of one year or less. Municipal notes can be subdivided into two sub-categories: (i) municipal commercial paper and (ii) municipal demand obligations.

Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold, for example, to meet seasonal working capital or interim construction financing needs of a governmental entity or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

Municipal demand obligations can be subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which a Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes generally provide that interest rates are adjustable at intervals ranging from daily to six months.

Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes. Although there is no secondary market for master demand obligations, such obligations are considered by a Fund to be liquid because they are payable upon demand.

Municipal lease obligations are participations in privately arranged loans to state or local government borrowers. In general, such loans are unrated, in which case they will be determined by the Advisor to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender.

Although lease obligations do not constitute general obligations of the municipal issuer to which the government’s taxing power is pledged, a lease obligation ordinarily is backed by the government’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a periodic basis. In the case of a “non-appropriation” lease, a Fund’s ability to recover under the lease in the event of non-appropriation or default likely will be limited to the repossession of the leased property in the event that foreclosure proves difficult.

Tender option bonds are municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates that is coupled with the agreement of a third party, such as a bank, broker/dealer or other financial institution, to grant the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. The financial institution receives periodic fees equal to the difference between the municipal security’s coupon rate and the rate that would cause the security to trade at face value on the date of determination.

Investing in municipal securities is subject to certain risks. There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different rates of return while municipal securities of the same maturity and interest rate with different ratings may have the same rate of return.

The payment of principal and interest on most municipal securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. Each state, each of their political subdivisions, municipalities, and public authorities, as well as the District of Columbia, Puerto Rico, Guam, and the Virgin Islands, is a separate “issuer.” An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

There are particular considerations and risks relevant to investing in a portfolio of a single state’s municipal securities, such as the greater risk of the concentration of portfolio holdings.

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “packaged” by an intermediary, such as a bank or broker/dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments that are passed through to the holder of the participation interest from the payments made on the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, as an initial purchaser, which are passed through to purchasers in the secondary market, such as a Fund. Mortgage-backed securities are a common type of participation interest.

Loan participations also are a type of participation interest. Loan participations are interests in loans that are administered by a lending bank or agent for a syndicate of lending banks and sold by the bank or syndicate members.

Investing in participation interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. The Fund also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent.

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Preferred Stock

Preferred stock represents units of ownership of a corporation that frequently have dividends that are set at a specified rate. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond.

Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. Shares typically are bought and sold at face values generally ranging from $100,000 to $500,000 per share. The potential benefits of APS include:

•	Reduced interest rate risk: Because these securities generally reset within a short period of time, the exposure to interest rate risk is somewhat mitigated.

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Preservation of principal: The frequency of the dividend reset provisions makes APS an attractive cash management instrument. The auction reset mechanism generally assures that the shares will trade at par on the auction date. For those that reset frequently, the share price is not expected to fluctuate from par; however, the reset rate may reflect factors such as market conditions, demand and supply for a particular credit confidence in the issuer.

•	Credit quality: Most corporate APS carry an investment grade credit rating from both Moody’s and S&P; municipal APS typically carry the highest credit rating from both Moody’s and S&P (Aaa/AAA).

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

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Failed auction: Such a breakdown of the auction process is unlikely; however, in the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectuses and typically is influenced by the issuer’s credit rating. In a failed auction, current shareholders generally are unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder may hold his or her shares until the next auction. Should there not be subsequent auctions that “cure” the failed process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: Although unlikely, the preferred shares are redeemable at any time, at the issuer’s option, at par plus accrued dividends.

Investing in preferred stock is subject to certain risks. For example, stock market risk is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and decline based on factors specific to each corporation, such as changes in earnings or management.

Investing in preferred stock also may involve the risks applicable to investing in a particular company. For example, stocks of smaller companies tend to have greater price fluctuations than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Stocks of these companies may have a higher potential for gains but also are subject to greater risk of loss.

Investing in preferred stock also may involve the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of stocks

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tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ stock to decline.

Private Placement and Other Restricted Securities

Private placement securities are securities that have been privately placed and are not registered under the 1933 Act. They are eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other “restricted” securities often cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale.

Private placements typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of a trading market.

Real Estate Investment Trusts and Master Limited Partnerships

REITs are entities that either own properties or make construction or mortgage loans and also may include operating or finance companies. An equity REIT generally holds equity positions in real estate and seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage REIT generally specializes in lending money to owners of properties and passes through any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and the oil and gas industries, but they also may finance motion pictures, research and development and other projects.

REITs are subject to certain risks associated with direct ownership of real estate, including, for example, declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs also may be subject to interest rate risk. In general, increases in interest rates will decrease the value of high-yield securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for preferential tax treatment under the Code, which adversely could affect dividend payments. REITs also may not be diversified.

Investing in master limited partnerships generally is subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks include those associated with the specific industries in which a master limited partnership invests, such as the risks associated with investing in the real estate or oil and gas industries.

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Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing a Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. The Fund typically will enter into repurchase agreements only with commercial banks, registered broker/dealers and the Fixed Income Clearinghouse Corporation, and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest.

Repurchase agreements generally are subject to counterparty risk. If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale and accrued interest are less than the resale price provided in the repurchase agreement including interest. In addition, if a seller becomes involved in bankruptcy or insolvency proceedings, a Fund may incur delays and costs in selling the underlying security, or may suffer a loss of principal and interest if, for example, a Fund is treated as an unsecured creditor and is required to return the underlying collateral to the seller or its assigns.

Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Standby Commitments

Standby commitments are securities under which a purchaser, usually a bank or broker/dealer, agrees to purchase, for a fee, an amount of a Fund’s municipal obligations. The amount payable by a bank or broker/dealer to purchase securities subject to a standby commitment typically will be substantially the same as the value of the underlying municipal securities. A Fund may pay for standby commitments either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a commitment.

Using standby commitments is subject to certain risks. Standby commitments are subject to the risk that a counterparty will not fulfill its obligation to purchase securities subject to a standby commitment.

Stripped Securities

Stripped securities are securities that evidence ownership in either the future interest or principal payments on an instrument. There are many different types and variations of stripped securities. For example, separately traded interest and principal securities, or STRIPS, can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through DTC, a clearing agency registered pursuant to Section 17A of the Securities Exchange Act of 1934, as amended, and created to hold securities for its participants, and to facilitate the clearance and settlement of securities transactions between participants through electronic computerized book-entries, thereby eliminating the need for physical movement of certificates. TIGERS are Treasury securities stripped by brokers. Stripped mortgage-backed securities, or SMBS, also can be issued by the U.S. Government or its agencies.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common types of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

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U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable, or floating, rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula.

Investing in variable- and floating-rate obligations is subject to certain risks. Variable- and floating-rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Variable- and floating-rate obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a variable- or floating rate obligation defaults, a Fund could sustain a loss to the extent of such default.

Warrants and Rights

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.

Warrants and rights may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights, such as when there is no movement in the market price or the market price of such securities declines.

When-Issued, Delayed Delivery and Forward Commitment Transactions

When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by a Fund, with payment and delivery taking place in the future. When engaging in when-issued, delayed delivery and forward commitment transactions, a Fund typically will hold cash or liquid securities in a segregated account in an amount equal to or greater than the purchase price. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that a Fund agrees to purchase the securities. The Fund generally will enter into when-issued, delayed delivery and forward commitment transactions only with the intention of completing such transactions. However, the Advisor may determine not to complete a transaction if it deems it appropriate. In such cases, a Fund may realize short-term gains or losses.

When-issued, delayed delivery and forward commitment transactions involve the risks that the securities purchased may fall in value by the time they actually are issued or that the other party may fail to honor the contract terms. The Fund

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that invests in delayed delivery securities may rely on a third party to complete the transaction. Failure by a third party to deliver a security purchased on a delayed delivery basis may result in a financial loss to a Fund or the loss of an opportunity to make an alternative investment.

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. These securities include, among others, zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGERs (Treasury Investor Growth Receipts) or STRIPS (Separate Trading of Registered Interest and Principal of Securities). Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages are generally structured in the same fashion as zero-coupon bonds; the certificate of deposit holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities holders generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

Investing in zero-coupon, pay-in-kind and step-coupon securities is subject to certain risks, including that market prices of zero-coupon, pay-in-kind step-coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are volatile. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than interest paying bonds.

Borrowings

The Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Fund’s Investments – Fundamental and Non-Fundamental Investment Policies. Specifically, the Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Fund. In general, pursuant to the 1940 Act, a Fund may borrow money only from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount must be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

The Fund participates in committed and uncommitted lines of credit (Lines of Credit). Any advance under the Lines of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely sale of portfolio securities. It is possible that a Fund may wish to borrow money under the uncommitted line of credit for a temporary or emergency purpose but may not be able to do so.

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As noted above under the heading About the Fund’s Investments – Exemptive Orders, pursuant to an exemptive order from the SEC, a Fund may, subject to certain conditions, borrow money from other funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

Short Sales

The Fund may engage in short sales that are not “against the box,” which are sales by a Fund of securities or commodity futures contracts that it does not own in hopes of purchasing the same security at a later date at a lower price. The technique is also used to protect a profit in a long-term position in a security or commodity futures contract. To make delivery to the buyer, a Fund must borrow or purchase the security. If borrowed, a Fund is then obligated to replace the security borrowed from the third party, so a Fund must purchase the security at the market price at a later time. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price of the security from the time of the short sale plus any premiums and interest paid to the third party. (Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.)

Short sales by a Fund that are not made “against the box” create opportunities to increase a Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Because a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, a Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a Fund may be required to pay in connection with the short sale. Short sales could potentially involve unlimited loss, as the market price of securities sold short may continually increase, although a Fund can mitigate any such losses by replacing the securities sold short. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. There is also the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund.

The Fund will sometimes sell securities short when it owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.” If a Fund makes a short sale “against the box,” it would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by a Fund, because a Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Short sales “against the box” entail many of the same risks and considerations described above regarding short sales not “against the box.” However, when a Fund sells short “against the box” it typically limits the amount of securities that it has leveraged. The Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the Advisor believes that the price of a security may decline, causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for such security. In such case, any future losses in a Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and, in the case where a Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. Short sales may have adverse tax consequences to a Fund and its shareholders.

The Fund’s successful use of short sales also will be subject to the ability of the Advisor to predict movements in the directions of the relevant market. The Fund therefore bears the risk that the Advisor will incorrectly predict future price

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directions. In addition, if a Fund sells a security short, and that security’s price goes up, a Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that a Fund will not incur significant losses in such a case.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless a Fund’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

Lending Securities

Securities lending refers to the lending of a Fund’s portfolio securities. Subject to its investment policies described above and in the prospectuses, a Fund may make secured loans of its portfolio securities to broker/dealers and other institutional investors. Securities loans are made pursuant to agreements that require that loans be secured continuously by collateral in cash or short-term debt obligations at least equal to the value of the securities loaned. The Fund retains all or a portion of the interest received on investment of cash collateral, or receives a fee from the borrower where collateral is provided in the form of short-term debt obligations. A borrower will pay to a Fund an amount equal to any dividends or interest received on securities loaned, but a Fund typically will pay for lending fees and related expenses from interest earned on investments of cash collateral. Although voting rights, or rights to consent, with respect to loaned securities pass to a borrower, a Fund retains the right to call the loans at any time on reasonable notice, and may do so in order to vote upon matters affecting, or to sell, the loaned securities.

Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default. There also is a risk of possible delay in the recovery of loaned securities or possible loss of rights in the collateral if a borrower fails financially.

Temporary Defensive Positions

The Fund may temporarily invest in money market instruments or hold cash while it is investing defensively. It may do so without limit, when the Advisor: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective.

See also About the Fund’s Investments – Permissible Investments and Related Risks – Money Market Instruments.

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

For the Fund’s portfolio turnover rate, see the Financial Highlights section in the prospectuses for that Fund.

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Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of the Columbia Funds’ portfolio holdings. These policies and procedures are designed to ensure that disclosure of information regarding the Columbia Funds’ portfolio securities is in the best interests of Columbia Fund shareholders and to address conflicts between the interests of Columbia Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Columbia Fund, on the other. These policies and procedures provide that Columbia Funds portfolio holdings information generally may not be disclosed to any party prior to the earlier of: (i) the business day next following the posting of such information on the Columbia Funds website, if applicable, or (ii) the time a Columbia Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The policies and procedures prohibit the Advisor and the Columbia Funds’ other service providers from entering into any agreement to disclose Columbia Fund portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of Columbia Funds and include some variations tailored to the different categories of Columbia Funds. Accordingly, some of the provisions described below do not apply to the Columbia Fund(s) covered by this SAI. The Advisor also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Public Disclosures

The Columbia Funds’ portfolio holdings currently are disclosed to the public through required filings with the SEC and on the Columbia Funds’ website. This information is available on the Columbia Funds website as described below.

•	For equity, convertible, balanced and asset allocation Columbia Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.

•	For fixed income Columbia Funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.

•	For Money Market Funds, a complete list of portfolio holdings as of a month-end is posted approximately the fifth business day after such month-end.

The Columbia Funds also disclose their largest holdings, as a percent of the market values of the Columbia Funds’ portfolios, as of month-end on their website, generally within 15 days after such month-end. The equity Columbia Funds post their largest 10-15 holdings, the balanced Columbia Funds post their largest 5 equity holdings, and certain fixed income Columbia Funds post their top 5-15 holdings.

The scope of the information that is made available on the Columbia Funds website pursuant to the Columbia Funds policies relating to a Columbia Fund’s portfolio may change from time to time without prior notice.

The Columbia Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Columbia Fund’s fiscal year). Shareholders may obtain each Columbia Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Funds website. In addition, each Columbia Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 800.SEC.0330 for information about the SEC’s website or the operation of the public reference room.

With respect to variable insurance trusts in the Columbia Funds Family, holdings information is disclosed no earlier than the time such information is filed in a publicly available SEC filing required to include such information.

The Columbia Funds, the Advisor and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Columbia Funds website or no earlier than the time a Columbia Fund files such information in a publicly available SEC filing required to include such information.

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Other Disclosures

The Columbia Funds’ policies and procedures provide that no disclosures of the Columbia Funds’ portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the Columbia Funds have a legitimate business purpose for making such disclosure, (ii) the Columbia Funds’ President and Chief Executive Officer authorizes such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Advisor; (ii) any conflicts of interest between the interests of Columbia Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Columbia Fund, on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that otherwise is unlawful.

In addition, the Columbia Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the Columbia Funds with their day-to-day business affairs. In addition to the Advisor and its affiliates, these service providers include each Columbia Fund’s sub-advisor(s) (if any), the Columbia Funds’ independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Columbia Funds. The Columbia Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Columbia Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Columbia Funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Columbia Funds’ President and Chief Executive Officer. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Electra Information Systems	None	Use for trade reconciliation purposes.	Daily

Standard & Poor’s	None	Use to maintain ratings for certain Money Market Funds.	Weekly

InvestorTools, Inc.	None	Access granted solely for the purpose of testing back office conversion of trading systems.	Real time

ING Insurance Company	None	Access granted for specific Columbia Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly

Glass-Lewis & Co.	None	Access in connection with testing the firm’s proxy services.	Daily

CMS Bondedge	None	Access when assisting in resolving technical difficulties with application used by the Advisor’s Fixed Income Portfolio Management team as an analytical and trading tool.	Ad hoc

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Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Linedata Services, Inc.	None	Access when assisting in resolving technical difficulties with the software for the LongView Trade Order Management System.	Ad hoc

JP Morgan	None	Access to provide the Advisor’s High Yield portfolio management team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly

Malaspina Communications	None	Use to facilitate writing, publishing and mailing Columbia Fund shareholder reports and communications including shareholder letter and management’s discussion of Columbia Fund performance.	Quarterly

Data Communique	None	Use to automate marketing materials. Vendor receives top holdings information to populate data in fact sheet templates.	Quarterly

Evare LLP	None	Use for standardizing and reformatting data according to the Advisor’s specifications for use in the reconciliation process.	Daily

Factset Data Systems, Inc.	None	Use for provision of quantitative analytics, charting and fundamental data to the Advisor.	Daily

RR Donnelley/WE Andrews	None	Access as printers for the Columbia Funds’ prospectuses, supplements, SAIs, fact sheets and brochures.	Monthly

Merrill and Bowne	None	Access as printers for the Columbia Funds’ prospectuses, supplements and SAIs.	Monthly

Merrill Corporation	None	Use to provide fulfillment of the Columbia Funds’ prospectuses, supplements, SAIs and sales materials.	Monthly

Citigroup	None	Access when assisting in resolving technical difficulties with Yield Book, an analytic software program that the Advisor uses to perform ongoing risk analysis and management of certain fixed income Columbia Funds and fixed income separately managed accounts.	Daily

Mellon Analytical Solutions	None	Use to provide portfolio characteristics to assist in performance reviews and reporting.	Monthly

Eagle Investment Systems Corp./ FT Interactive Systems Corp	None	Eagle is the Portfolio Accounting System for Causeway Capital Management LLC, the investment sub-advisor to certain of the Columbia Funds (Causeway).	Daily

Bloomberg Trade Order Management System	None	Bloomberg is the portfolio trading system for Causeway; holdings data needs is loaded into Bloomberg.	Daily

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Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Institutional Shareholder Services (ISS)	None	ISS is a proxy voting research and record keeping service used by Causeway to vote proxies for certain of the Columbia Funds. ISS needs the portfolio holdings to provide Causeway with proxy ballots, research and record keeping services so that Causeway may timely and accurately vote and record proxies for certain of the Columbia Funds.	Daily

Cogent Consulting LLC	None	To facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily

Moody’s Investors Service	None	Ongoing portfolio surveillance for ratings they maintain on the Money Market Funds.	Monthly

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INVESTMENT ADVISORY AND OTHER SERVICES

The Advisor and Investment Advisory Services

The Advisor (which is also the Administrator) has been a registered investment advisor since 1995. The Advisor is a wholly owned subsidiary of Columbia Management Group, LLC, which is the primary investment division of Bank of America. The Advisor and Columbia Management Group, LLC are located at 100 Federal Street, Boston MA 02110.

Services Provided

Pursuant to the terms of the Investment Advisory Agreement, the Advisor is responsible for the overall management and supervision of the investment management of the Fund. The Advisor performs its duties subject at all times to the control of the Board and in conformity with the stated policies of the Fund.

The Investment Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Advisor shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Advisory Agreement became effective with respect to the Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Advisory Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Investment Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to the Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Advisor on 60 days’ written notice.

The Advisor pays all salaries of officers of the Trust, except for the CCO, a portion of whose salary is paid by the Columbia Funds. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, shareholder servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Fund prospectuses to shareholders. The Distributor pays the cost of printing and distributing all other prospectuses.

Advisory Fee Rates and Fees Paid

The Fund pays the Advisor an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement, and as shown in the section entitled Management of the Fund – Primary Service Providers in the Fund’s prospectuses. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. The Advisor also may pay amounts from its own assets to the Distributor and/or to selling and/or servicing agents for services they provide.

The Advisor received fees from the Fund for its services as reflected in the following chart, which shows the net advisory fees paid to the Advisor and the advisory fees waived/reimbursed by the Advisor, where applicable, for the three most recently completed fiscal periods.

Advisory Fees Paid by the Fund

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Asset Allocation Fund II
Advisory Fee Paid	$970,196	$1,052,089	$1,129,286
Amount Waived by the Advisor	—	—	$126,294
Amount Reimbursed by the Advisor	—	—	—

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Portfolio Manager(s)

The following provides additional information about the portfolio manager(s) of the Advisor who are responsible for making the day-to-day investment decisions for the Fund. As described in the Management of the Fund – Primary Service Providers section of the Fund’s prospectuses, the portfolio manager(s) of the Advisor who are responsible for the Fund are:

Portfolio Manager(s) of the Advisor

Portfolio Manager	Fund
Leonard Aplet	Asset Allocation Fund II
Vikram Kuriyan	Asset Allocation Fund II

Compensation

The Advisor’s portfolio managers received their compensation from the Advisor and its parent company, Columbia Management Group, LLC, in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager’s three and five year performance. The Advisor also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Performance Benchmarks

Portfolio Manager	Benchmark(s)	Morningstar Category Peer Group
Leonard Aplet (Fixed Income Portion)	Russell 1000 Index/Lehman Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Growth Category

Vikram Kuriyan (Equity Portion)	Russell 1000 Index/Lehman Aggregate Bond Index	Lipper Mixed-Asset Target Allocation Growth Category

The size of the overall bonus pool each year is determined by Columbia Management Group, LLC and depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor’s profitability for the year, which is largely determined by assets under management.

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Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the portfolio manager(s) of the Advisor managed, as of March 31, 2007.

Other Accounts Managed by the Portfolio Manager(s)

	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Leonard Aplet	12	$5.34 billion	8	$1.6 billion	130	$6.5 billion
Vikram Kuriyan	25	$10.93 billion	38	$4.7 billion	121	$10.22 billion

The following table shows the number and assets of the above accounts (or portions of such accounts) for which the advisory fee is based on performance, as of March 31, 2007.

Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance

	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Leonard Aplet	—	—	—	—	—	—
Vikram Kuriyan	—	—	—	—	2	$21.96 billion

Ownership of Securities

The table below shows the dollar ranges of shares of the Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the Advisor’s portfolio manager(s), as of March 31, 2007.

Portfolio Manager Ownership of the Fund as of March 31, 2007
Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned
Leonard Aplet	Asset Allocation Fund II	None
Vikram Kuriyan	Asset Allocation Fund II	None

The Advisor’s Portfolio Managers and Potential Conflicts of Interests

Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Advisor and the Fund has adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

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Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Advisor’s Code of Ethics and certain limited exceptions, the Advisor’s investment professionals do not have the opportunity to invest in client accounts, other than the Fund.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Fund. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Fund and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Advisor and the Fund have adopted compliance procedures that provide that any transactions between a Fund and another account managed by the Advisor are to be made at an independent current market price, consistent with applicable laws and regulation.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Fund.

The Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. Many of the potential conflicts of interest to which the Advisor’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Advisor and its affiliates. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Advisor and its affiliates.

The Administrator

Columbia Management Advisors, LLC (which is also the Advisor) serves as Administrator of the Fund.

Services Provided

Pursuant to the terms of the Administration Agreement, the Administrator has agreed to, among other things, (i) provide office space, equipment and clerical personnel; (ii) arrange, if desired by the Trust, for its directors, officers and employees to serve as Trustees, officers or agents of the Fund; (iii) prepare and, if applicable, file all documents required for compliance by the Fund with applicable laws and regulations; (iv) prepare agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; (v) coordinate and oversee the activities of the Fund’s other third party service providers; and (vi) maintain certain books and records of the Fund.

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Administration Fee Rates and Fees Paid

The Administrator receives fees as compensation for its services, which are computed daily and paid monthly, at the annual rates shown in the table below.

Administration Fee Rates

Fund	Administration Fee Rate, as a % of Average Daily Net Assets
Asset Allocation Fund II	0.12%

The following chart shows the net administration fees paid to the Administrator for the three most recently completed fiscal periods. Prior to August 22, 2005, these fees were paid to BACAP Distributors LLC, the former administrator for the Fund.

Administration Fees Paid by the Fund

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Asset Allocation Fund II
Administration Fee Paid	$112,850	$182,699	$248,581
Amount Waived/Reimbursed by the Administrator	—	—	—

Pricing and Bookkeeping Services

State Street Bank and Trust Company is responsible for providing certain pricing and bookkeeping services to the Fund.

Services Provided

Effective December 15, 2006, the Fund entered into a Financial Reporting Services Agreement with State Street Bank and Trust Company and Columbia Management Advisors, LLC (the Financial Reporting Services Agreement) pursuant to which State Street Bank and Trust Company provides financial reporting services to the Fund. Also effective December 15, 2006, the Fund entered into an Accounting Services Agreement with State Street Bank and Trust Company and Columbia Management Advisors, LLC (collectively with the Financial Reporting Services Agreement, the State Street Agreements) pursuant to which State Street Bank and Trust Company provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street Bank and Trust Company an annual fee of $38,000 paid monthly. In addition, the Fund pays a monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee during any years shall not exceed $140,000 annually (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street Bank and Trust Company for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Fund entered into a Pricing and Bookkeeping Oversight and Services Agreement (the Services Agreement) with Columbia Management Advisors, LLC. Under the Services Agreement, Columbia Management Advisors, LLC provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street Bank and Trust Company. Under the Services Agreement, the Fund reimburses Columbia Management Advisors, LLC for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

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Prior to December 15, 2006, Columbia Management Advisors, LLC was responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same rate described above under the State Street Agreements. Under separate agreements between Columbia Management Advisors, LLC and State Street Bank and Trust Company, Columbia Management Advisors, LLC delegated certain functions to State Street Bank and Trust Company. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia Management Advisors, LLC and discussed below) were paid to State Street Bank and Trust Company. The Fund also reimbursed Columbia Management Advisors, LLC for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund’s portfolio securities and direct internal costs incurred by Columbia Management Advisors, LLC in connection with providing fund accounting oversight and monitoring and certain other services.

Pricing and Bookkeeping Fees Paid

Columbia Management Advisors, LLC and State Street Bank and Trust Company received fees from the Fund for their services as reflected in the following chart, which shows the net pricing and bookkeeping fees paid to State Street Bank and Trust Company and to Columbia Management Advisors, LLC for the two most recently completed fiscal years. Prior to December 1, 2005, pricing and bookkeeping agency services were provided by the Administrator under the Administration Agreement.

Pricing and Bookkeeping Fees Paid by the Fund

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006 *
Asset Allocation Fund II	$103,354	$34,545

*	These amounts were paid to Columbia Management Advisors, LLC for the period beginning December 1, 2005 and ending March 31, 2006.

The Principal Underwriter/Distributor

Columbia Management Distributors, Inc. is the principal underwriter and distributor of the shares of the Fund. Its address is: One Financial Center, Boston, MA 02111.

Distribution Obligations

Pursuant to a Distribution Agreement, the Distributor, as agent, sells shares of the Fund on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Fund, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

The Distribution Agreement became effective with respect to a Fund after approval by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

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Underwriting Commissions

The following table shows all commissions and other compensation received by the Distributor, as well as amounts the Distributor retained, for the fiscal year ended March 31, 2007. During the fiscal year ended March 31, 2006, the Distributor received $6,868,017 in underwriting commissions for all Funds it serves, of which the Distributor retained $6,868,017. During the fiscal year ended March 31, 2005, the Distributor received $11,205,844 in underwriting commissions for all Funds it serves, of which the Distributor retained $11,205,844.

Underwriting Commissions Paid by the Fund and Retained by the Distributor

Fund	Fiscal Year Ended March 31, 2007
Asset Allocation Fund II
Amount Paid
Class A shares	$28,171.10
Amount Retained
Class A shares	$ 5,780.00
Class B shares	$15,969.00
Class C shares	$ 570.00

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Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund – Primary Service Providers section of the Fund’s prospectuses, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, receive compensation from the Fund for the various services they provide to the Fund. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Fund, each of which is included as an exhibit to Part C of the Fund’s registration statement.

In many instances, the compensation paid to the Advisor and other Bank of America affiliates for the services they provide to the Fund is based, in some manner, on the size of the Fund’s assets under management. As the size of the Fund’s assets under management grows, so does the amount of compensation paid to the Advisor and other Bank of America affiliates for providing services to the Fund. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Fund’s prospectuses. These conflicts of interest also are highlighted in account documentation and other disclosure materials of Bank of America affiliates that make available or offer the Columbia Funds as investments in connection with their respective products and services. In addition, Part IA of the Advisor’s Form ADV, which it must file with the SEC as an investment advisor registered under the Investment Advisers Act of 1940, provides information about the Advisor’s business, assets under management, affiliates and potential conflicts of interest. Part IA of the Advisor’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Fund may arise from the financial services activities of Bank of America and its affiliates, including the investment advisory/management services it provides for clients and customers other than the Fund. In this regard, Bank of America is a major financial services company, engaged in a wide range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Bank of America and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Fund. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Bank of America and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Advisor and other affiliates of Bank of America may advise or manage funds and accounts other than the Fund. In this regard, Bank of America and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Fund. The Advisor and Bank of America’s other investment advisor affiliates (including Marsico Capital Management, LLC and Columbia Wanger Asset Management, L.P.) will give advice to and make decisions for all advised/managed funds and accounts, including the Fund, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Fund and the other advised/managed funds and accounts of Bank of America and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Bank of America and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Fund.

A variety of other actual and potential conflicts of interest may arise from the advisory relationships of the Advisor and other Bank of America affiliates with other clients and customers. Advice given to a Fund and/or investment decisions made for a Fund by the Advisor or other Bank of America affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of a Fund may differ from the performance of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates. Similarly, a position taken by Bank of America and its affiliates, including the Advisor, on behalf of other funds or accounts may be contrary to a position taken on behalf of a Fund. Moreover, Bank of America and its affiliates, including the Advisor, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which a Fund is invested. For example, a Fund may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If

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the portfolio company were to experience financial difficulties, it might be in the best interest of the Fund for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Bank of America and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates also may have a negative effect on the value, price or investment strategies of a Fund. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, a Fund and causes the Fund to experience less favorable trading results than it otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Advisor and other Bank of America affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as a Fund. In this situation, the allocation of, and competition for, investment opportunities among a Fund and other funds and/or accounts advised/managed by the Advisor or other Bank of America affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Advisor has adopted policies and procedures addressing the allocation of investment opportunities among the Fund and other funds and accounts advised by the Advisor and other affiliates of Bank of America. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Bank of America and its affiliates also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Bank of America and its affiliates generally will have no obligation to share any such information with the Fund. In general, employees of Bank of America and its affiliates, including the portfolio managers of the Advisor, will make investment decisions without regard to information otherwise known by other employees of Bank of America and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Bank of America and its affiliates. For example, if the Advisor or another Bank of America affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Fund. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services,” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials) that the Advisor may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

Services Provided to Other Advised/Managed Accounts

Bank of America and its affiliates also may act as an investment advisor, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Fund, and may receive compensation for acting in such capacity. This compensation that the Advisor, Distributor and Transfer Agent and other Bank of America affiliates receive could be greater than the compensation Bank of America and its affiliates receive for acting in the same or similar capacity for the Fund. In addition, the Advisor, Distributor and Transfer Agent and other Bank of America affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Bank of America and its affiliates may receive from other

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advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Fund. Trades made by Bank of America and its affiliates for the Fund may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Advisor and other Bank of America affiliates. If trades are aggregated among the Fund and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Fund as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Although the Advisor endeavors to make all proxy voting decisions with respect to the interests of the Fund for which it is responsible in accordance with its proxy voting policies and procedures, the Advisor’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless benefit other advised/managed funds and accounts, and/or clients, of Bank of America and its affiliates. The Advisor has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Fund, without any resulting benefit or detriment to the Advisor and/or its affiliates, including Bank of America and its affiliates. For more information about the Advisor’s proxy voting policies and procedures, see Investment Advisory and Other Services – Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Bank of America and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to a Fund. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Bank of America and its affiliates will materially adversely affect the Fund, Bank of America and its affiliates have adopted policies and procedures, and the Fund, the Board, the Advisor and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services – Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, the Fund may enter into transactions in which Bank of America and/or its affiliates may have an interest that potentially conflicts with the interests of the Fund. For example, BAS may sell securities to a Fund from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements.

Investment Limitations Arising from Bank of America Activities

Regulatory restrictions applicable to Bank of America and its affiliates may limit the Fund’s investment activities in various ways. For example, regulations regarding certain industries and markets, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Bank of America and its affiliates also may be restricted in the securities that can be bought or sold for the Fund and other advised/managed funds and accounts because of the investment banking, lending or other relationships Bank of America and its affiliates have with the issuers of securities. This could happen, for example, if the Fund and/or other advised/managed funds and accounts desired to buy a security issued by a company for which Bank of America or its affiliates served as underwriter. The internal policies and procedures of Bank of America and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict the Fund’s investment activities. A client not advised by Bank of America and its affiliates would not be subject to many of these restrictions. See also About the Fund’s Investments – Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Bank of America and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Fund

The lending, investment banking and other relationships that Bank of America and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Bank of America and/or its affiliates and/or in companies in which Bank of America and its affiliates have a lending, investment banking, equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such

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securities by a Fund may enhance the profitability and the business interests of Bank of America and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Advisor of information derived from the non-investment advisory/management activities of Bank of America and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls). Because of these limitations, Bank of America and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Advisor.

Actual and Potential Conflicts of Interest Related to Bank of America Affiliates’ Marketing and Use of the Columbia Funds as an Investment Options

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may utilize the Columbia Funds as investment options. For example, the Columbia Funds may be offered as investments in connection with brokerage and other securities products offered by BAI, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as for other Columbia Funds structured as “funds of funds.” In addition, the Columbia Money Market Funds are offered as an investment option for a variety of cash management and “sweep” account programs offered by Bank of America and its affiliates. The Columbia Funds also may use the Columbia Money Market Funds for cash investment purposes. The use of the Columbia Funds in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are highlighted in account documentation and other disclosure materials for the other products and services offered by Bank of America and its affiliates.

Bank of America and its affiliates, including the Advisor, may make payments to their affiliates in connection with the promotion and sale of the Fund’s shares, in addition to the sales-related and other compensation that these parties may receive from the Fund. As a general matter, personnel of Bank of America and its affiliates, including BAI, do not receive compensation in connection with their sales or use of the Fund that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Advisor and other affiliates of Bank of America may receive for providing services to the Fund is generally based on the Fund’s assets under management and those assets will grow as shares of the Fund are sold, potential conflicts of interest may exist. See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information.

Other Services Provided

The Transfer Agent

Columbia Management Services, Inc. acts as Transfer Agent for the Fund’s shares and can be contacted at P.O. Box 8081, Boston, Massachusetts 02286-8081. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund. Effective April 1, 2006, the Fund pays the Transfer Agent an annual transfer agency fee of $17.00 per account, payable monthly. In addition, the Fund may pay the Transfer Agent for the fees and expenses the Transfer Agent pays to third party dealer firms that maintain omnibus accounts with the Fund, subject to a cap equal to 0.11% of the Fund’s net assets represented by the account. The Fund also pays certain reimbursable out-of-pocket expenses to the Transfer Agent, and the Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and sell orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. For the period November 1, 2005 to March 31, 2006, the Fund paid the Transfer Agent an annual fee of $15.23 per account, payable monthly.

The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Fund’s sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian

State Street Bank and Trust Company, which is located at Two Avenue de Lafayette, LCC/4S, Boston, MA 02111 acts as the Fund’s Custodian. As Custodian, State Street Bank and Trust Company is responsible for safeguarding the Fund’s cash and securities, receiving and delivering securities and collecting the Fund’s interest and dividends.

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Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02110, is the Fund’s independent registered public accounting firm. The Fund issues unaudited financial statements semi-annually and audited financial statements annually. The annual financial statements for the Fund’s fiscal year ended March 31, 2007 have been audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Fund’s books and review its tax returns for the fiscal year ended March 31, 2008.

Counsel

Morrison & Foerster LLP serves as legal counsel to the Trust. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

Distribution Plans

The Trust has adopted a Rule 12b-1, or a distribution plan, for Class A shares, Class B shares and Class C shares of the Fund. See Capital Stock and Other Securities for information about which Funds offer which classes of shares.

With respect to the Fund’s Class A shares, the Trust has adopted a combined distribution and shareholder servicing plan. The Class A Distribution and Shareholder Servicing Plan and the Class A Distribution Plan provide that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide or to Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Fund.

With respect to the Fund’s Class B shares, the Trust has adopted a distribution plan. The Class B Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class B shares of the Fund.

With respect to the Fund’s Class C shares, the Trust has adopted a distribution plan. The Class C Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class C shares of the Fund.

Payments under the Class A Distribution and Servicing Plan, the Class A Distribution Plan, the Class B Distribution Plan and the Class C Distribution Plan generally may be made with respect to the following: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor’s or Selling Agents’ unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities.

All of the Distribution Plans may be terminated with respect to their respective shares by vote of a majority of the Trustees, including a majority of the Independent Board Members, or by vote of a majority of the holders of the outstanding voting securities of the appropriate share class. Any change in a Rule 12b-1 Plan that would increase materially the distribution expenses paid by the appropriate share class requires shareholder approval.

Expenses incurred by the Distributor pursuant to a Distribution Plan in any given year may exceed the sum of the fees received under the Distribution Plan. Any such excess may be recovered by the Distributor in future years so long as the Distribution Plan is in effect. If the Distribution Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund. There were no unreimbursed expenses incurred under any of the Distribution Plans in the previous fiscal year to be carried over to the current fiscal year.

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The Fund participates in joint distribution activities with other Funds in the Columbia Funds Family. The fees paid under each Distribution Plan adopted by a Fund may be used to finance the distribution of the shares of other Funds in the Columbia Funds Family. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

With respect to the Fund’s Class B shares and Class C shares, the Trust has adopted a shareholder servicing plan that provides that the Fund may compensate Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Class B shares and Class C shares, respectively, of the Fund.

During the most recently completed fiscal year, the Distributor received distribution and service fees from the Fund for its services as reflected in the following chart. The Trust is not aware as to what amount, if any, of the Rule 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

Distribution and Service Fees Paid by the Fund for the Fiscal Period Ended March 31, 2007

Fund	Class A Shares	Class B Shares	Class C Shares	Class Z Shares
Asset Allocation Fund II
Distribution Fee	—	$138,318	$18,189	—
Service Fee	$291,753	$46,106	$6,063	—

Codes of Ethics

The Fund, the Advisor and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j-1 under the 1940 Act. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be bought or held by the Fund. These Codes of Ethics are included as exhibits to Part C of the Fund’s registration statement. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Proxy Voting Policies and Procedures

The Fund has delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Fund. In deciding to delegate this responsibility to the Advisor, the Board reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Fund and their shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor’s policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Fund and their shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer’s securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Fund. The Advisor determines the best interest of a Fund in light of the potential economic return on the Fund’s investment.

The Advisor seeks to address potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor’s Proxy Committee determines the vote in the best interest of the Fund, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor’s Proxy Committee is composed of representatives of the Advisor’s equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor’s proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer’s securities or to affect adversely the best interest of the Fund. References to the best interests of the Fund refer to the

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interest of the Fund in terms of the potential economic return on the client’s investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the Fund. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Glass-Lewis & Co., a third-party vendor, to implement its proxy voting process. Glass-Lewis & Co. provides proxy analysis, record keeping services and vote disclosure services.

Information regarding how the Columbia Funds (except certain Columbia Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (i) through the Columbia Funds website at www.columbiafunds.com; and (ii) on the SEC’s website at www.sec.gov. For a copy of the Advisor’s policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Columbia Funds, see Appendix B to this SAI.

Expenses Paid by Third Parties

The Distributor and the Administrator furnish, without additional cost to the Fund, the services of certain officers of the Fund and such other personnel (other than the personnel of the Advisor or the investment sub-advisor(s), if applicable) as are required for the proper conduct of the Fund’s affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Fund’s shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans of the Fund, sales-related expenses incurred by the Distributor may be reimbursed by the Fund.

The Fund pays or causes to be paid all other expenses of the Fund, including, without limitation: the fees of the Advisor, the Distributor and the Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of their cash, Fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Fund; brokerage commissions chargeable to the Fund in connection with Fund securities transactions to which the Fund is a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Fund to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Fund’s shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of preparing and typesetting prospectuses and statements of additional information of the Fund (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Fund’s shareholders; all expenses of shareholders’ and Trustee meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Fund’s shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Fund; membership dues of industry associations; interest payable on Fund borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Fund which inure to their benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Fund’s operation unless otherwise explicitly assumed by the Advisor or the Administrator.

Expenses of the Fund which are not attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or Fund based upon the relative net assets of each class or Fund. Expenses which are not directly attributable to a specific class of shares but are attributable to a specific Fund are prorated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

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FUND GOVERNANCE

The Board

Responsibilities

The Board oversees the Trust and the Fund. The Trustees have a fiduciary duty to protect shareholders’ interests when supervising and overseeing the management and operations of the Trust and have the responsibility of assuring that the Trust’s Funds are managed in the best interests of shareholders. The following table provides basic information about the Trustees as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee
Edward J. Boudreau, Jr. (Born 1944) Trustee	Indefinite term; Trustee since January 2005	Managing Director – E.J. Boudreau & Associates (consulting), through current	79	None

William P. Carmichael (Born 1943) Trustee and Chairman of the Board	Indefinite term; Trustee since 1999	Retired	79	Director – Cobra Electronics Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942) Trustee	Indefinite term; Trustee since January 2005	President, Retail Banking – IndyMac Bancorp, Inc., from September 1999 to August 2003; Retired	79	None

R. Glenn Hilliard (Born 1943) Trustee	Indefinite term; Trustee since January 2005	Chairman and Chief Executive Officer – Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer – ING Americas, from 1999 to April 2003; and Non-Executive Director & Chairman – Conseco, Inc. (insurance), from September 2004 through current	79	Director – Conseco, Inc. (insurance)

Minor M. Shaw (Born 1947) Trustee	Indefinite term; Trustee since 2003	President – Micco Corporation and Mickel Investment Group	79	Board Member – Piedmont Natural Gas

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Standing Committees

The Trust has three standing committees, including the Audit Committee, the Governance Committee and the Investment Committee.

The function of the Audit Committee is oversight. Management (which generally means the appropriate officers of a Company, and a Fund’s investment advisor(s), administrator(s) and other key service providers (other than the independent public accountant)) is primarily responsible for the preparation of the financial statements of the Fund, and the independent public accountants are responsible for auditing those financial statements. Management also is responsible for maintaining appropriate systems for accounting and “internal controls over financial reporting” (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent public accountants are primarily responsible for considering such internal controls over financial reporting in connection with their financial statement audits. While the Audit Committee has the duties and powers set forth in the Audit Committee charter, the Audit Committee is not responsible for planning or conducting any Fund audit or for determining whether a Fund’s financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

The Audit Committee has, among other things, specific power and responsibility to: (i) oversee its Funds’ accounting and financial reporting processes and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of key service providers; (ii) approve, and recommend to the full Board for its approval in accordance with applicable law, the selection and appointment of an independent auditor for the Fund prior to the engagement of such independent auditor; (iii) pre-approve all audit and non-audit services provided to the Fund by its independent auditor, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee’s responsibilities under the 1934 Act or applicable rules or listing requirements; and (iv) pre-approve all non-audit services provided by a Fund’s independent auditor to the Fund’s investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund. The members of the Audit Committee are William A. Hawkins, Edward J. Boudreau, Jr. and William P. Carmichael. The Audit Committee members are all not “interested” persons (as defined in the 1940 Act). The Audit Committee met on seven occasions during the last fiscal year.

The primary responsibilities of the Governance Committee include, as set forth in its charter: (i) nominating Independent Trustees; (ii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Fund’s investment advisor or sub-advisor or any control affiliate thereof, including deferred compensation and retirement policies; and (iii) evaluating each Board and its committee structure as often as it deems necessary or desirable to determine whether each is functioning effectively. The Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion. The members of the Governance Committee are Minor M. Shaw, William A. Hawkins, R. Glenn Hilliard and William P. Carmichael. The Governance Committee members are all not “interested” persons (as defined in the 1940 Act). The Governance Committee met on three occasions during the last fiscal year.

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The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the full Board and the Advisor on investment matters, and by acting on behalf of the Board, on an interim basis, on investment issues in non-recurring or extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities, the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for the Fund; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Advisor; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. Each Trustee is a member of the Investment Committee. The Investment Committee members are all not “interested” persons (as defined in the 1940 Act). The Investment Committee met on six occasions during the last fiscal year.

Compensation

Trustees are compensated for their services to the Columbia Funds Family on a complex-wide basis, as shown in the table below.

Independent Trustee Compensation for the Fiscal Year Ended March 31, 2007

Name of Trustee	Aggregate Compensation from the Trust (a)	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees
Edward J. Boudreau, Jr.	$94,614	$133,100	(b)
William P. Carmichael	$109,271	$153,750	(c)
Minor M. Shaw	$93,726	$132,000	(d)
R. Glenn Hilliard	$86,013	$121,000	(e)
William A. Hawkins	$96,368	$135,600	(f)

(a)	All Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board, which is included in the amounts shown.
(b)	Total compensation amount includes deferred compensation payable to Mr. Boudreau in the amount of: $30,688.
(c)	Total compensation amount includes deferred compensation payable to Mr. Carmichael in the amount of: $141,792.
(d)	Total compensation amount includes deferred compensation payable to Ms. Shaw in the amount of: $60,872.
(e)	Total compensation amount includes deferred compensation payable to Mr. Hilliard in the amount of: $111,594.
(f)	Total compensation amount includes deferred compensation payable to Mr. Hawkins in the amount of: $ -.

Columbia Funds Deferred Compensation Plan

Under the terms of the Columbia Funds Deferred Compensation Plan for Eligible Trustees (the Deferred Compensation Plan), each Trustee may elect, on an annual basis, to defer all or any portion of their compensation (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring Trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Columbia Funds. Distributions from the deferring Trustees’ deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years beginning on the first day of the first calendar quarter following the later of the quarter in which the Trustee attains age 65 or the quarter in which the Trustee terminates service as Trustee of the Columbia Funds. The Board, in its sole discretion, may accelerate or extend such payments after a Trustee’s termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his/her deferral account, the balance of the deferral account will be distributed to his/her designated beneficiary in a lump sum as soon as practicable after the Trustee’s death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his/her deferral account, the balance of the amounts credited to his/her deferral account will be distributed to his/her designated beneficiaries over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way, and deferring Trustees have the status of unsecured creditors of the selected portfolios.

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Beneficial Equity Ownership

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of the Fund. The table below shows, for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2006

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family
Edward J. Boudreau, Jr.	A	D
William P. Carmichael	A	E
Minor M. Shaw	A	C
R. Glenn Hilliard	A	C
William A. Hawkins	A	E

The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02110.

Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Christopher L. Wilson (Born 1957)	President	2004	President – Columbia Funds, since October 2004; Managing Director – Columbia Management Advisors, LLC, since September 2005; Senior Vice President – Columbia Management Distributors, Inc., since January 2005; Director – Columbia Management Services, Inc., since January 2005; Director – Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director – FIM Funding, Inc., since January 2005; President and Chief Executive Officer – CDC IXIS AM Services, Inc. (investment management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)	Senior Vice President, Secretary and Chief Legal Officer	2006	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

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Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
J. Kevin Connaughton (Born 1964)	Senior Vice President, Chief Financial Officer and Treasurer	2000	Treasurer – Columbia Funds, since October 2003; Treasurer – the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 – December 2006; Vice President – Columbia Management Advisors, Inc., since April 2003; President – Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer – Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004 – Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)	Senior Vice President and Chief Compliance Officer	2007	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)	Chief Accounting Officer and Assistant Treasurer	2004	Director of Fund Administration since January 2006; Managing Director of the Advisor, September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Stephen T. Welsh (Born 1957)	Vice President	1996	President, Columbia Management Services, Inc. since July 2004; Senior Vice President and Controller, Columbia Management Services, Inc. prior to July 2004.

Jeffrey R. Coleman (Born 1969)	Deputy Treasurer	2004	Director of Fund Administration since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)	Deputy Treasurer	2004	Director of Fund Administration since January 2006; Head of Tax/Compliance and Assistant Treasurer from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) from May 2003 to October 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July 2000 to April 2003.

Marybeth C. Pilat (Born 1968)	Deputy Treasurer	2006	Vice President, Mutual Fund Valuation of the Advisor since January 2006; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

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Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
Kathryn Dwyer-Thompson (Born 1967)	Assistant Treasurer	2006	Vice President, Mutual Fund Accounting Oversight of the Advisor since December 2004; Vice President, State Street Corporation (financial services) prior to December 2004.

Philip N. Prefontaine (Born 1948)	Assistant Treasurer	2006	Vice President, Mutual Fund Reporting of the Advisor since November 2004; Assistant Vice President of CDC IXIS Asset Management Services, Inc. (investment management) prior to November 2004.

Keith E. Stone (Born 1974)	Assistant Treasurer	2006	Vice President, Trustee Reporting of the Advisor since September 2003; Manager, Investors Bank & Trust Company (financial services) from December 2002 to September 2003; Audit Senior, Deloitte & Touche, LLP (independent registered public accounting firm) prior to December 2002.

Barry S. Vallan (Born 1969)	Controller	2006	Vice President-Fund Treasury of the Advisor since October 2004; Vice President-Trustee Reporting from April 2002 to October 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October 2002.

Peter T. Fariel (Born 1957)	Assistant Secretary	2006	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

Nicholas J. Kolokithas (Born 1972)	Assistant Secretary	2007

Assistant General Counsel, Bank of America since

March 2007; Vice President and Counsel, Deutsche Asset Management (investment management) from October 2005 to March 2007; Associate, Dechert LLP (law firm) from June 2000 to September 2005.

Julie B. Lyman (Born 1970)	Assistant Secretary	2007	Assistant General Counsel, Bank of America since October 2006; Associate, Kirkpatrick & Lockhart Nicholson Graham LLP (law firm) from April 2004 to October 2006; Counsel & Assistant Vice President, CDC IXIS Asset Management Services, Inc. (investment management) prior to April 2004.

Ryan C. Larrenaga (Born 1970)	Assistant Secretary	2005	Assistant General Counsel, Bank of America since March 2005; Associate, Ropes & Gray LLP (law firm) from 1998 to February 2005.

Julian Quero (Born 1967)	Assistant Treasurer	2003	Senior Compliance Manager of the Advisor since April 2002.

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BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Advisor (or the investment sub-advisor(s) who make the day-to-day investment decisions for a Fund, as applicable) is responsible for decisions to buy and sell securities for the Fund, for the selection of broker/dealers, for the execution of a Fund’s securities transactions and for the allocation of brokerage commissions in connection with such transactions. The Advisor’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principals for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s “concession” or “discount.” On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

The Fund is affiliated with the NYSE specialist firm Fleet Specialist, Inc. In order to ensure that markets are fair, orderly and competitive, NYSE specialist firms are responsible for maintaining a liquid and continuous two-sided auction market by acting as both an agent and a principal. Specialists are entrusted to hold the interests of customer orders above the specialist’s own interests, and will buy and sell securities as principal when such transactions are necessary to minimize imbalances between supply and demand. Fleet Specialist, Inc. may make a market in certain securities held by the Fund.

In placing orders for portfolio securities of a Fund, the Advisor gives primary consideration to obtaining the best net prices and most favorable execution. This means that the Advisor will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Advisor will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instance and other transactions and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Advisor’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Advisor and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the provision of access to consultants who supply research information.

The outside research is useful to the Advisor since, in certain instances, the broker/dealers utilized by the Advisor may follow a different universe of securities issuers and other matters than those that the Advisor’s staff can follow. In addition, this research provides the Advisor with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Advisor. Research services that are provided to the Advisor by broker/dealers are available for the benefit of all accounts managed or advised by the Advisor. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Advisor is of the opinion that because the broker/dealer research supplements rather than replaces the Advisor’s own research, the receipt of such research does not tend to decrease the Advisor’s expenses, but tends to improve the quality of its investment advice. However, to the extent that the Advisor would have bought any such research services had such services not been provided by broker/dealers, the expenses of such services to the Advisor could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the clients of the Advisor other than the Fund. Conversely, any research services received by the Advisor through the placement of transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Fund. The Advisor is of the

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opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Advisor’s investment advice. The advisory fees paid by the Trust are not reduced because the Advisor receives such services.

Under Section 28(e) of the 1934 Act, the Advisor shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Advisor must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Advisor’s clients, including the Fund.

Commission rates are established pursuant to negotiations with broker/dealers based on the quality and quantity of execution services provided by broker/dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Advisor, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities that are suitable for more than one Fund as well as for one or more of the other clients of the Advisor. Investment decisions for the Fund and for the Advisor’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect a Fund.

The Fund may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. The Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund’s interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Advisor, the Administrator or their affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Advisor is authorized to allocate buy and sell orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions that are affiliated with Bank of America. To the extent that a Fund executes any securities trades with an affiliate of Bank of America, the Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that the Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (i) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (ii) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (iii) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

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Certain affiliates of Bank of America, such as its subsidiary banks, may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds bought by the Fund. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, the Fund may buy securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to Rule 10f-3.

Given the breadth of the Advisor’s investment management activities, investment decisions for the Fund are not always made independently from those for other funds, or other investment companies and accounts advised or managed by the Advisor. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment portfolio, investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other funds, investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or bought for the Fund with those to be sold or bought for other funds, investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following tables describe the types and amounts of brokerage commissions paid by the Fund during their three most recently completed fiscal years. In certain instances the Fund may pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions to affiliates are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Fund
Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Asset Allocation Fund II	$32,814	—	$107,412

The Fund paid no brokerage commissions to affiliated broker/dealers for the fiscal years ended March 31, 2005, 2006 and 2007.

Directed Brokerage

The Fund or the Advisor, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Fund’s brokerage transactions to a broker/dealer because of the research services it provides the Fund or the Advisor.

During the fiscal year ended March 31, 2007, no Fund directed brokerage transactions.

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Securities of Regular Broker/Dealers

In certain cases, the Fund, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Advisor uses to transact brokerage for the Columbia Funds Family.

As of March 31, 2007, the Fund owned securities of its “regular brokers or dealers” or their parents, as defined in Rule 10b-1 under the 1940 Act, as shown in the table below.

Investments in Securities of Regular Broker/Dealers as of March 31, 2007
Fund	Broker/Dealer	Dollar Amount of Securities Held
Asset Allocation Fund II	Citigroup Inc	$2,952,474
	JP Morgan Chase & Co	$2,163,762
	Goldman Sachs	$1,676,739
	Wells Fargo	$1,615,438
	Wachovia	$1,613,172
	Morgan Stanley	$1,521,468
	Merrill Lynch	$1,441,608
	US Bancorp	$1,003,639
	Lehman Brothers	$903,903
	Prudential Financial	$667,924
	HSBC Financial Corporation	$433,044
	Suntrust Bank	$415,200
	Marshall Ilsley Corporation	$356,415
	Countrywide Financial Co	$337,327
	Bear Stearns	$270,630
	State Street Corporation	$265,475
	Ambac Financial Group	$207,336
	Credit Suisse First Boston	$199,053
	Ameriprise	$188,883
	Hartford Financial Services	$143,370
	Salomon Smith Barney Holdings	$70,721
	Principal Financial Group	$29,935

Additional Shareholder Servicing Payments

The Fund, along with the Transfer Agent and/or the Distributor pays significant amounts to certain financial intermediaries (as defined below), including other Bank of America affiliates, for providing the types of services that would typically be provided directly by a mutual fund’s transfer agent. The level of payments made to financial intermediaries varies. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Fund through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of the Fund’s shares in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of the average aggregate value of the Fund’s shares in the program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 Plan. As of September 1, 2005, the Board has authorized the Fund to pay up to 0.11% of the average aggregate value of the Fund’s shares. Such payments will be made by a Fund to the Transfer Agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Fund’s Transfer Agent, Distributor or their affiliates will pay, from its or their own resources, amounts in excess of the amount paid by the Fund to financial intermediaries in connection with the provision of these additional shareholder services and other services.

For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Fund also may make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

In addition, the Distributor and other Bank of America affiliates may make lump sum payments to selected financial intermediaries receiving shareholder servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Fund on the financial intermediary’s system or other similar services.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make shareholder servicing payments to the financial intermediaries or their affiliates shown below.

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Recipients of Shareholder Servicing Payments from the Distributor and/or other Bank of America affiliates

•      ABR Retirement Plan Services, Inc.

•      Acclaim Benefits, Inc.

•      ACS HR Solutions LLC

•      ADP Retirement Services

•      American Century Investments

•      Ameriprise Financial Services, Inc.

•      AMG Service Corp.

•      AST Trust Company

•      Benefit Plan Administrators

•      Bisys Retirement Services

•      Ceridian Retirement Plan Services

•      Charles Schwab & Co.

•      Citigroup Global Markets Inc.

•      CitiStreet LLC

•      City National Bank

•      CNA Trust Corporation

•      Compensation & Capital Administrative Services, Inc.

•      CompuSys Erisa Group of Companies

•      Daily Access Concepts, Inc.

•      Digital Retirement Solutions

•      Edgewood Services, Inc.

•      E*Trade Group, Inc.

•      ExpertPlan

•      Fidelity Investments Institutional Operations Co.

•      Fiserv Trust Company

•      Great West Life & Annuity Co.

•      GWFS Equities, Inc.

•      Hartford Life Insurance Company

•      Hewitt Associates LLC

•      Invesmart, Inc.

•      John Hancock Life Insurance Company (USA)

•      John Hancock Life Insurance Company of New York

•      JP Morgan Retirement Plan Services LLC

•      Lincoln Financial Group

•      Linsco/Private Ledger Corp.

•      M&T Securities, Inc.

•      Marquette Trust Company

•      Massachusetts Mutual Life Insurance Company

•      Matrix Settlement & Clearance Services

•      Mercer HR Services, LLC

•      Merrill Lynch, Pierce, Fenner & Smith Incorporated

•      Mid Atlantic Capital Corporation

•      National Deferred Compensation, Inc.

•      National Investor Services Corp.

•      Nationwide Investment Services

•      New York State Deferred Compensation, Inc.

•      NYLife Distributors LLC

•      PNC Advisors

•      Princeton Retirement Group

•      Principal Life Insurance Company

•      RBC Dain Rauscher Inc.

•      Robert W. Baird & Co., Inc.

•      Strong Funds Distributors, Inc.

•      The 401k Company

•      T. Rowe Price Group, Inc.

•      The Gem Group, L.P.

•      The Principal Financial Group

•      The Vanguard Group, Inc.

•      Unified Trust Company, N.A.

•      Wachovia Securities, LLC

•      Wells Fargo Bank, N.A.

•      Wells Fargo Funds Management, LLC

•      Wespac Plan Services, Inc.

•      Wilmington Trust Corporation

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Fund. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described above under Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments. For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Distributor and other Bank of America affiliates may pay additional compensation to selected financial intermediaries, including other Bank of America affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary also may receive payments described above in Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments. These payments may create an incentive for a financial intermediary or its representatives to

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recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the Distributor and other Bank of America affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Fund, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below) and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Fund.

These additional payments by the Distributor and other Bank of America affiliates are made pursuant to agreements between the Distributor and other Bank of America affiliates and financial intermediaries, and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales or the distribution fees and expenses paid by the Fund as shown under the heading Fees and Expenses in the Fund’s prospectuses.

Marketing Support Payments

The Distributor and other Bank of America affiliates make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Fund and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying the Fund as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.05% and 0.35% (between 0.03% and 0.12% in the case of the Money Market Funds) on an annual basis for payments based on average net assets of the Columbia Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Money Market Funds) attributable to the financial intermediary. The Distributor and other Bank of America affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make marketing support payments to the financial intermediaries or their affiliates shown below.

Recipients of Marketing Support Payments from the Distributor and/or other Bank of America affiliates

•     A.G. Edwards & Sons, Inc.

•     AIG Advisor Group

•     Ameriprise Financial Services, Inc.

•     AXA Advisors, LLC

•     Banc of America Securities LLC

•     Banc One Investment Group, LLC

•     Bank of America, N.A.

•     Bank of New York

•     Bear Stearns Securities Corporation

•     BMO Nesbitt Burns

•     Brown Brothers Harriman & Co.

•     Linsco/Private Ledger Corp.

•     Mellon Financial Markets, LLC

•     Merrill Lynch, Pierce, Fenner & Smith Incorporated

•     Money Market One

•     Morgan Stanley & Co. Incorporated.

•     National Financial Services LLC

•     Pershing LLC

•     PNC Bank, N.A.

•     Prudential Investment Management Services, LLC

•     Raymond James & Associates, Inc.

•     Raymond James Financial Services, Inc.

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Recipients of Marketing Support Payments from the Distributor and/or other Bank of America affiliates

•      Chicago Mercantile Exchange

•      Citicorp Investment Services

•      Citigroup Global Markets Inc.

•      Commonwealth Financial Network

•      Custodial Trust Company

•      FAS Corp.

•      Fidelity Brokerage Services, Inc.

•      Frost Bank of America

•      Genworth Financial, Inc.

•      Goldman, Sachs & Co.

•      Harris Corporation

•      Huntington Capital Corp.

•      ING Group

•      J.J.B. Hilliard, W.L. Lyons, Inc.

•      Lincoln Financial Advisors Corp.

•      Security Benefit Life Insurance Company

•      SEI Investments Inc.

•      State Street Global Markets, LLC

•      SVB Securities

•      Summit Bank

•      SunGard Institutional Brokerage Inc.

•      Sun Life Assurance Company of Canada

•      TIAA-CREF Life Insurance Company

•      Transamerica Corporation

•      UBS Financial Services Inc.

•      US Bank National Association

•      Wachovia Securities LLC

•      Webster Investment Services, Inc.

•      Wells Fargo Fund Management LLC

•      Wells Fargo Corporate Trust Services

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of the Fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the NASD. Such compensation provided by the Distributor may include financial assistance to financial intermediaries that enable the Distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary depending upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending a particular Fund or a particular share class over other funds or share classes. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

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CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Fund offers shares in the classes shown in the table below. Subject to certain limited exceptions discussed in the Fund’s prospectuses, a Fund may no longer be accepting new investments from current shareholders or prospective investors. The Fund, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Trust’s Amended and Restated Declaration of Trust (Declaration of Trust) permits it to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in that Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share Classes Offered by the Fund

Fund	Class A Shares	Class B Shares	Class C Shares	Class Z Shares
Asset Allocation Fund II	✓	✓	✓	✓

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Fund’s shares, other than the possible future termination of the Fund. The Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of their assets. Unless terminated by reorganization or liquidation, the Fund will continue indefinitely.

Shareholder Liability

The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Fund will not be personally liable for payment of the Fund’s debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of the Fund’s obligation only if the Fund had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

Dividend Rights

The shareholders of the Fund are entitled to receive any dividends or other distributions declared for the Fund. No shares have priority or preference over any other shares of the Fund with respect to distributions. Distributions will be made from the assets of the Fund, and will be paid pro rata to all shareholders of the Fund (or class) according to the number of shares of the Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

Voting Rights and Shareholder Meetings

Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware statutory trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the

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1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant.

With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in a Fund’s fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Investment Advisory Agreement or investment sub-advisory agreement, since it only affects one Fund, is a matter to be determined separately by the Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or the Fund, shareholders of the Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

Shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in the Fund’s prospectuses.

Redemptions

The Fund’s dividend, distribution and redemption policies can be found in its prospectuses under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law, or compel sales of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption

An investor may buy, sell and exchange shares in the Fund utilizing the methods, and subject to the restrictions, described in the Fund’s prospectuses. The following information supplements that which can be found in the Fund’s prospectuses.

The Fund has authorized one or more broker/dealers to accept buy and sell orders on the Fund’s behalf. These broker/dealers are authorized to designate other intermediaries to accept buy and sell orders on the Fund’s behalf. The Fund will be deemed to have received a buy or sell order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, accepts the order. Customer orders will be priced at the Fund’s net asset value next computed after they are accepted by an authorized broker/dealer or the broker’s authorized designee.

The Trust also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; (iv) an emergency exists as determined by the SEC. (The Fund may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, subject to the exceptions listed above, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Front-End Sales Charge Waivers

The investors listed below can buy Class A shares without paying a front-end sales charge.

•	Employees of Bank of America (and its predecessors), its affiliates and subsidiaries.

•	Trustees of funds advised or administered by the Advisor.

•	Directors, officers and employees of the Advisor, the Distributor, and their respective successors, any investment sub-advisor and companies affiliated with the Advisor.

•	Insurance company separate accounts for the benefit of group retirement plans.

•	Registered representatives and employees of selling and servicing agents (including their affiliates) that are parties to dealer agreements or other sales arrangements with the Distributor.

•	Broker/dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes.

•	Employees or partners of any service provider to the Columbia Funds.

•	Families of the parties listed above and their beneficial accounts. Family members include: spouses, parents, stepparents, legal guardians, children, stepchildren, father-in-laws and mother-in-laws.

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only.

•	Banks, trust companies and thrift institutions, acting as fiduciaries.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of the Fund, may buy Class A shares of the Fund without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

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•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

•

Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be bought at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with the Distributor pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

•	Certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

•

Investors investing all or a portion of the proceeds received in connection with the liquidation of Colonial Insured Municipal Fund may purchase Class A shares with such proceeds without paying a front-end sales charge, provided that the proceeds are invested in Class A shares of the funds within 90 days of May 25, 2007, the record date for the liquidating distribution (i.e., by August 23, 2007). To purchase Class A shares of the funds without a front-end load, investors must notify the Fund's transfer agent, Columbia Management Services, Inc., at or prior to the time of purchase, that such purchase of Class A shares of the funds represents all or a portion of the investor's proceeds received from the liquidation of Colonial Insured Municipal Fund.

•

At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Columbia Funds are a party.

Investors can also buy Class A shares without paying a sales charge if they buy the shares within 365 days of selling Class A shares of the same Fund. This reinstatement privilege allows investors to invest up to the amount of the sale proceeds. The reinstatement privilege does not apply to any shares bought through a previous reinstatement. The Transfer Agent, the Distributor or their agents must receive written reinstatement requests within 365 days after shares are sold.
Contingent Deferred Sales Charges (Class A, Class B and Class C Shares)

Shareholders won’t pay a CDSC on the following transactions:

Death: CDSCs may be waived on sales following the death of: (i) the sole shareholder on an individual account; (ii) a joint tenant where the surviving joint tenant is the deceased’s spouse; or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account.

If the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any sale from the estate account. If the account is transferred to a new registration and then a sale is requested, the applicable CDSC will be charged.

Systematic Withdrawal Plan (SWP): CDSCs may be waived on sales occurring pursuant to a monthly, quarterly or semi-annual SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value at the time that the SWP is established. Otherwise a CDSC will be charged on SWP sales until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested.

Disability: CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant spousal account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (i) the disability must arise after the purchase of shares; (ii) the disabled shareholder must have been under the age of 65 at the time of the initial determination of disability; and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.

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Death of a trustee: CDSCs may be waived on sales occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where: (i) the grantor of the trust is the sole trustee and the sole life beneficiary, and (ii) death occurs following the purchase, and (iii) the trust document provides for the dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent sale.

Health savings accounts: CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.

Returns of excess contributions: CDSCs may be waived on sales required to return excess contributions made to retirement plans or individual retirement accounts, so long as the financial intermediary agrees to return the applicable portion of any commission paid by the Distributor.

Qualified retirement plans: CDSCs may be waived on shares sold by employee benefit plans created according to Section 403(b) of the Code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the Code. To qualify for the waiver, the plan must be a participant in an alliance program that has signed an agreement with Columbia Funds or the Distributor.

Return of commission: CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

Non-U.S. investors: CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-US investors.

IRS Section 401 and 457: CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under Section 401 or 457 of the Code.

Medical payments: CDSC may be waived on shares sold for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

Shares liquidated by transfer agent: CDSC may be waived for shares sold under the Distributor’s right to liquidate a shareholder’s account, including but not limited to, instances where the aggregate net asset value of Class A, Class B or Class C shares held in the account is less than the minimum account size.

Plans of reorganization: At the Fund’s discretion, CDSC may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

A CDSC may be waived on the sale of Class C shares sold by a non-profit organization qualified under Section 501(c)(3) of the Code in connection with the Banc of America Capital Management Charitable Giving Program.

Anti-Money Laundering Compliance

The Fund is required to comply with various anti-money laundering laws and regulations. Consequently, the Fund may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Fund believes a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Fund may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Fund also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Fund to inform the shareholder that it has taken the actions described above.

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Offering Price

The share price of the Fund is based on the Fund’s net asset value per share, which is calculated separately for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. Eastern time unless the NYSE closes earlier) on each day the Fund is open for business, unless the Board determines otherwise.

The value of the Fund’s portfolio securities for which a market quotation is available is determined in accordance with the Trust’s valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will generally be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on NASDAQ will generally be valued at the NASDAQ Official Closing Price (NOCP) (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ’s best bid price if the last trade price is below such bid price or adjusted down to NASDAQ’s best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on NASDAQ prior to the calculation of the NAV of the Fund. If no sale price is shown on NASDAQ, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Fund’s fair valuation procedures.

Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

Over-the-counter derivatives will generally be valued at fair value in accordance with the Fund’s fair valuation procedures.

Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

Shares of open-end investment companies held in the Fund’s portfolio will generally be valued at the latest net asset value reported by the investment company.

Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at “fair value” as determined in good faith by the Advisor’s valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments,

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including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as World Equity Benchmark Shares™.

The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

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TAXATION

The following information supplements and should be read in conjunction with the section in the Fund’s prospectuses entitled Distributions and Taxes. The prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income and certain state taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address most state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle, or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws to their investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly traded partnership, as defined below. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation provides that 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources defined in Code section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described above) will be treated as qualifying income. In addition, although in general the passive loss rules do not apply to a regulated investment company, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

Each Fund must also diversify its holdings so that, at the end of each quarter of a Fund’s taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of a Fund’s total assets and are not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership and in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts, and swap agreements.

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In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Fund meets all of the regulated investment company requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

Moreover, a Fund may determine to retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

If, for any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years. In addition, if a Fund which has previously qualified as a regulated investment company were to fail to qualify as a regulated investment company for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to re-qualify as a regulated investment company in a subsequent year.

Excise Tax

If a Fund fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses for that year), at least 98% of its capital gain net income (adjusted for net ordinary losses) for the 1-year period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. Each Fund generally intends to actually distribute or be deemed to have distributed (as described earlier) substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by a Fund).

Capital Loss Carryforwards

A Fund is permitted to carryforward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carryforward any net operating losses.

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If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carry-forwards (if any), its unrealized losses (if any), or any such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations in the past and/or may engage in reorganizations in the future.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. The IRS has not expressly sanctioned the particular equalization method used by a Fund, and thus the Fund’s use of this method may be subject to IRS scrutiny.

Taxation of Fund Investments

In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount (“OID”) (generally a debt obligation with a purchase price less than its principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund holding the security receives no interest payment in cash on the security during the year. A portion of the interest paid or accrued on certain high-yield discount obligations (such as high-yield corporate debt securities described above) may not (and interest paid on debt obligations owned by a Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer, possibly affecting the cash flow of the issuer.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

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If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed index options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts, forward contracts and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryforward and thus cannot be deducted by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures and options contracts, may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a “straddle” and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the applicable holding period requirements (as described below) and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs

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when a Fund enters into certain transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

In addition, a Fund's transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements) may be subject to other special tax rules, such as the wash-sale rules or the short-sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

A Fund may invest in REITs that hold residual interests in real estate mortgage conduits (“REMICs”). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Funds, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. Dividends paid by REITs generally will not be eligible to be treated as “qualified dividend income.”

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made.

“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.

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A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a regulated investment company. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in derivatives transactions.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions

All distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. For federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will designate capital gain distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

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Sales and Exchanges of Fund Shares

If a shareholder sells or exchanges his or her Fund shares, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under “wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives or is deemed to receive a long-term capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution.

Foreign Taxes

Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. It is not expected that the Fund will qualify for this election.

Federal Income Tax Rates

As of the printing of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gains rate, which generally is 15%. In general, “qualified dividend income” is income attributable to dividends received by a Fund in taxable years beginning on or before December 31, 2010 from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation’s stock and by the shareholders with respect to the Fund’s shares. If 95% or more of a Fund’s gross income (excluding net long-term gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of a Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that are attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Fund from securities lending, repurchase and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the

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amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various “sunset” provisions of federal income tax laws.

Backup Withholding

The Funds generally are required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (TIN), fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding or has underreported dividend or interest income, or if the IRS notifies a Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. These backup withholding rules may also apply to distributions that are properly designated as exempt interest dividends. This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

Tax-Deferred Plans

The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

As discussed above, a portion of the interest paid or accrued on certain high-yield discount obligations owned by a Fund may not (and interest paid on debt obligations, if any, that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer. If a portion of the interest paid or accrued on certain high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such accrued interest.

Foreign Shareholders

Very generally, for taxable years beginning before January 1, 2008, distributions properly designated by a Fund as “interest-related distributions” will be exempt from federal income tax withholding provided the Fund obtains a properly completed and signed certificate of foreign status from the foreign shareholder (“exempt foreign shareholder”). Interest-related distributions are generally attributable to the Fund’s net interest income earned on certain debt obligations and paid to a nonresident alien individual, a foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), or a foreign corporation (each, a “foreign shareholder”). In order to qualify as an interest-related distribution, the Fund must designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of the Fund’s taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described

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above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning before January 1, 2008, “short-term capital gain distributions” (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale or receipt of the capital gain distribution and certain other conditions are met; or (iii) the Fund shares on which the foreign shareholder realized gain constitute U.S. real property interests or, in certain cases, distributions are attributable to gain from the sale or exchange of a U.S. real property interest, as discussed in the following paragraph. If such gains or distributions are effectively connected with a U.S. trade or business (or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an applicable income tax treaty), the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). “Short-term capital gain distributions” are distributions attributable to a Fund’s net short-term capital gain in excess of its net long-term capital loss and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Special tax rules apply to distributions that a “qualified investment entity” (a “QIE”) pays to foreign shareholders that are attributable to gain from the QIE’s sale or exchange of “U.S. real property interests” (a “USRPI Distribution”). A Fund will be a QIE if it is both (i) a regulated investment company and (ii) a “U.S. real property holding corporation” (determined without regard to certain exceptions, described below, for 5% holders of publicly traded classes of stock and for interest in domestically-controlled regulated investment companies and REITs). Under the code, a “U.S. real property holding corporation” is any corporation that holds (or held during the previous five-year period) USRPIs (defined as U.S. real property and interests (other than solely as a creditor) in “U.S. real property holding corporations”) with an aggregate fair market value equal to 50% or more of the fair market value of the corporation’s real property assets and other trade-or-business assets. A USRPI does not include (i) any class of stock of a corporation that is traded on an established securities market with respect to a person who holds no more than 5% of such class of stock at all times during the previous five-year period and (ii) a regulated investment company’s interests in domestically controlled U.S. REITs and, through December 31, 2007, other regulated investment companies, each a “domestically controlled qualified investment entity” that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the regulated investment company was in existence, less than 50% in value of its stock was held directly or indirectly by foreign persons.

Where a foreign shareholder has owned more than 5% of a class of shares of the Fund (to the extent it is a QIE) during the one-year period preceding the date of the USRPI Distribution, the Fund will be required to withhold 35% of any USRPI Distribution paid to that shareholder and the foreign shareholder will have an obligation to file a U.S. tax return and pay tax. For all other foreign shareholders of a Fund (to the extent it is a QIE), a USRPI Distribution will be treated as ordinary income (notwithstanding any designation by the Fund that such distribution is a capital gain dividend) and the Fund will be required to withhold 30% (or lower applicable treaty rate) of such distribution (notwithstanding any designation by the Fund that such distribution is a short-term capital gain dividend). If the Fund is a QIE and makes a distribution to its foreign shareholders that is attributable to a USRPI Distribution received by the Fund from a “lower-tier” REIT or regulated investment company that is a QIE, that distribution will retain its character as a USRPI Distribution when passed through to the foreign shareholder regardless of the Fund’s percentage ownership of the “lower-tier” REIT or regulated investment company.

In addition, in certain circumstances, if a foreign shareholder disposes of its Fund shares prior to a distribution and acquires, or enters into a contract or option to acquire, a substantially identical interest in the Fund during the 61-day period beginning 30 days before the ex-dividend date of the distribution (a “wash sale transaction”), the foreign shareholder may be treated as having gain from the sale or exchange of a U.S. real property interest, which may be subject to the U.S. income tax and reporting requirements described above with respect to distributions. In addition to the distribution and wash sale transaction rules described above, in limited circumstances Fund shares could themselves be treated as U.S. real property interests, the disposition of which could be subject to similar U.S. income and withholding tax and reporting requirements. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund’s distributions may

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be attributable to gain from the sale or exchange of U.S. real property interests and foreign shareholders may, therefore, be subject to U.S. tax and reporting requirements under the distribution rules described above. Foreign shareholders should contact their tax advisors and financial planners regarding the tax consequences to them of such distributions.

Even if permitted to do so, the Funds provide no assurance that they will designate any distributions as interest-related distributions or short-term capital gain distributions. Even if a Fund makes such designations, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such designations.

In order for a foreign investor to qualify for exemption from the backup withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisers in this regard.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

Tax-Exempt Shareholders

Under current law, the Funds serve to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or in taxable mortgage pools. Under legislation enacted in December 2006, a charitable remainder trust, as defined in section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in November 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income” (which is described earlier). Rather, as described above, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which the IRS guidance in respect of CRTs remains applicable in light of the December 2006 CRT legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Tax Shelter Reporting Regulations

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

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CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of June 29, 2007, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder “(i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares) is listed below.

Principal Holder Ownership of the Fund
Fund / Share Class	Shareholder Account Registration	Share Balance	Percentage of Class
Asset Allocation Fund II – Class C	UBS FINANCIAL SERVICES INC. FBO BARBARA PHILLIPS 8610 NE 17TH ST BELLEVUE WA 98004-3241	11,019	26.91

Asset Allocation Fund II – Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DRIVE EAST 3RD FLOOR JACKSONVILLE FL 32246-6484	8,734	21.33

Asset Allocation Fund II – Class C	FIRST CLEARING LLC SUZANE SPACAVENTO AND 25 WHIPPOORWILL RD E ARMONK NY 10504-1417	5,234	12.78

Asset Allocation Fund II Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST DALLAS TX 75201-3307	971,902	81.86

Asset Allocation Fund II Class Z	AMVESCAP NATL TR CO AS AGENT FOR BANK OF AMERICA FBO BISSELL INC 401K PLAN PO BOX 105117 ATLANTA GA 30348-5117	88,612	7.46

As of June 29, 2007, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of the Fund because it owns greater than 25% of the outstanding shares, either beneficially or by virtue of its fiduciary or trust roles or otherwise, is shown below. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

Control Person Ownership of the Fund
Fund	Shareholder Account Registration	Share Balance	Percentage of Fund
Asset Allocation Fund II	None	—	—

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APPENDIX A—DESCRIPTION OF SECURITY RATINGS

S&P

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

•	AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

•	AA—Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

•

A—Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

•

BBB—Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

•

BB, Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

•

B, Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

•

To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The following summarizes the two highest ratings used by S&P for short-term municipal notes.

•	SP-1—Indicates strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a “plus” (+) designation.

•	SP-2—Indicates satisfactory capacity to pay principal and interest.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, however, the relative degree of safety is not as high as for issues designated A-1.

Moody’s

The following summarizes the highest six ratings used by Moody’s for corporate and municipal bonds. The first four denote investment grade securities.

•

Aaa—Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

•

Aa—Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

•

A—Bonds rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

A-1

•

Baa—Bonds rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

•

Ba—Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

•

B—Bond rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody’s applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

The following summarizes the two highest ratings used by Moody’s for short-term municipal notes and variable-rate demand obligations:

•

MIG-1/VMIG-1 — Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

•	MIG-2/VMIG-2 — Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:

•

AAA—Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

•

AA—Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

•

A—Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

•

BBB—Bonds considered to be investment grade and of good credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

•

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment grade:

•	F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

A-2

•	F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

•

F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

For commercial paper, Fitch uses the short-term debt ratings described above.

A-3

APPENDIX B—PROXY VOTING POLICIES AND PROCEDURES

Columbia Management Advisors, LLC (“CMA”)—Proxy Voting Policy

Applicable Regulations

Rule 206(4)-6 under the Investment Advisers Act of 1940

•	Form N-PX

•	ERISA Department of Labor Bulletin 94-2

Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the GWIM Investment Operations Group, as well as to Compliance Risk Management (“CRM”) and Legal. Business groups to which this policy applies and CRM must adopt written procedures to implement the policy.

Policy

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties. Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending June 30th.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when CMA expects to routinely refrain from voting:

1.	Proxies will usually not be voted in cases where the security has been loaned from the Client’s account.
2.	Proxies will usually not be voted in cases where international issuers impose share blocking restrictions.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Section III, Conflicts of Interest below). CMA’s proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

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Means of achieving compliance

I. PROXY COMMITTEE

CMA has established a Proxy Committee whose standing members include senior investment management personnel, who participate as voting authorities on the Committee. Additionally, the Proxy Committee regularly involves other associates (e.g., Legal representative, Compliance Risk Management representative, GWIM Investment Operations representatives) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee has established a charter, which sets forth the Committee’s purpose, membership and operation. The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with Section IV.C;

(b) review at least annually of this Proxy Voting Policy and Voting Guidelines to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals;

(d) ensure that appropriate disclosure of CMA’s Proxy Voting Policy is made to its clients, is disclosed in CMA’s Form ADV and is made to the Fund’s shareholders; and

(e) oversight of any circumstances where, as described in Section III, CMA may determine it is necessary to delegate proxy voting to an independent third party.

II. CMA’S INVESTMENT ASSOCIATES

Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the GWIM Investment Operations Group will refer these matters first to the relevant CMA research analyst after first confirming with CRM that the proxy matter does not present a conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding CMA’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B—Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating it to the Proxy Department.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

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III. CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve it in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM will collect and review any information deemed reasonably appropriate to evaluate if CMA or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. CMA investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to Columbia Management’s Conflicts Officer in writing (see Appendix B). CRM will consider information about CMA’s significant business relationships, as well as other relevant information. The information considered by CRM may include information regarding: (1) CMA client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the CMA investment division regarding the proxy matter. CRM will consult with relevant experts, including legal counsel, as necessary.

If CRM determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, CRM will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, CMA’s policy is to invoke one or more of the following conflict management procedures:

•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);

•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent.

•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest – Additional Procedures

Additionally, by assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes to disclose in writing to the Columbia Management Conflicts of Interest Officer (within CRM) any

[1]

Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

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actual or apparent personal material conflicts of interest which he or she may have (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how CMA will vote proxies. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter. CMA’s investment associates also follow the same disclosure requirements for any actual or apparent personal material conflicts of interest as stated in this section.

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA has undertaken a review of the proxy vendor’s conflicts of interest procedures, and will continue to monitor them on an ongoing basis.

BAC as well as CMA have adopted various other policies and procedures that help reinforce this Policy. Please see the associated documents.

Ownership Limits – Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be the Adviser’s proxy voting agent.

IV. PROXY VOTING GUIDELINES

A. CMA’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s adoption using the Proxy Voting Recommendation Form (see Appendix C of this policy). The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Proposals

For the following categories of proposals, either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with the proxy vendor’s or a an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by the proxy vendor, or as specified by the client.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by the proxy vendor, or as specified by the client.

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4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. In general, CMA will refrain from voting such securities. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section V.A will be voted on the specific instruction of the Proxy Committee.

6. Accounts Managed by CMA’s Quantitative Strategies Group. When an issue is held only within an account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, all proposals shall be voted according to the guidelines developed by the proxy vendor or as specified by the client.

7. Executive/Director Compensation. Except as provided in Appendix A, proposals relating to compensation of any executive or director will be voted as recommended by the proxy vendor or as otherwise directed by the Proxy Committee.

8. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The GWIM Investment Operations Group is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The GWIM Investment Operations Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Proxy Guidelines; and (2) review of the fund website to ensure that annual reports are posted in a timely and accurate manner. For additional information regarding the proxy voting process, please refer to the GWIM Investment Operations Desktop Procedures.

Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Compliance Risk Management Conflicts Officer.

Monitoring/Oversight

The Compliance Assessment Team within Compliance Risk Management and the Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

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•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

•	Proxy Committee Meeting Minutes and Other Materials

•	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations

•	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms

•	Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than five years plus the current year. Records must be retained in an appropriate office of CM for the first two years.

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CMA’s Proxy Voting Policy (Appendix A): CMA’S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

•

Proposals for the election of directors or for an increase or decrease in the number of directors, provided that at least two-thirds of the Board of Directors are, presently or at any time during the previous three-year period, “independent” as defined by applicable regulatory and listing standards.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i)	the board as proposed to be constituted would have more than one-third of its members from management;

(ii)	the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii)	the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters — ratification of the appointment of auditors);

(iv)	a director serves on more than six public company boards;

(v)	the CEO serves on more than two public company boards other than the company’s board.

On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

•

Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

•

Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

¡	Established governance standards and guidelines.

¡	Full board composed of not less than three-fourths “independent” directors, as defined by applicable regulatory and listing standards.

¡	Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

¡	A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

¡	Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

¡	The pertinent class of the Company’s voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company’s proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

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•	Proposals that grant or restore shareholder ability to remove directors with or without cause.

•	Proposals to permit shareholders to elect directors to fill board vacancies.

•	Proposals that encourage directors to own a minimum amount of company stock.

•	Proposals to provide or to restore shareholder appraisal rights.

•	Proposals to adopt cumulative voting.

•	Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:

•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

•	Proposals that give management the ability to alter the size of the board without shareholder approval.

•	Proposals that provide directors may be removed only by supermajority vote.

•	Proposals to eliminate cumulative voting.

•	Proposals which allow more than one vote per share in the election of directors.

•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Proposals that mandate a minimum amount of company stock that directors must own.

Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

•

Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA’s clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

•	Proposals asking a company to expense stock options.

•	Proposals to put option repricings to a shareholder vote.

•

Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

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•	Proposals for the remuneration of auditors if no more than 25% of the compensation costs comes from non audit activity.

CMA generally will vote AGAINST:

•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.

•	Proposals to authorize the replacement or repricing of out-of-the money options.

•

Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

•

Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

•

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

•

Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

¡	Whether the company has attained benefits from being publicly traded.

¡	Cash-out value

¡	Balanced interests of continuing vs. cashed-out shareholders

¡	Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.
•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.
•	CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

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Supermajority vote

•

CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

•	CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

CMA will review, on a CASE-BY-CASE basis, proposals for Bylaw amendments giving minority shareholders the ability to call a special meeting of stockholders.

CMA generally will vote FOR:

•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

o	Credible reason exists to question:

■ The auditor’s independence, as determined by applicable regulatory requirements.

■ The accuracy or reliability of the auditor’s opinion as to the company’s financial position.

o	Fees paid to the auditor or its affiliates for “non-audit” services were excessive, i.e., in excess of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

•

Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:

•	Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

•

Proposals to change the location of the company’s state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

•

FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

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•

FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

•

Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•

Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company’s financial position.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

•	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’ categorization rules and the Dutch Corporate Governance Code.

•	No call/put option agreement exists between the company and the foundation.

•	There is a qualifying offer clause or there are annual management and supervisory board elections.

•	The issuance authority is for a maximum of 18 months.

•	The board of the company-friendly foundation is independent.

•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

•	There are no priority shares or other egregious protective or entrenchment tools.

•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

•	Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

•	Board structure

•	Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;

•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

•	Are interested directors and sit on the audit or nominating committee; or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

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Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

•	Past shareholder activism, board activity and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of incumbent directors; director nominees

•	Experience and skills of director nominees

•	Governance profile of the company

•	Evidence of management entrenchment

Converting a Closed-end Fund to an Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance as compared with peers

•	Resulting fees relative to peers

•	Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for antitakover purposes

Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk

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CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	Fund’s target investments

•	Reasons given by the fund for the change

•	Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective.

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

Change in Fund’s Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

•	Strategies employed to salvage the company

•	Past performance of the fund

•	Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

•	The state of incorporation; net effect on shareholder rights

•	Regulatory standards and implications

CMA will vote FOR:

•

Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•

Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

B-13

CMA will vote AGAINST:

•	Proposals enabling the Board to:

o	Change, without shareholder approval the domicile of the fund

o	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940.

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the adviser’s management

B-14

CMA’s Proxy Voting Policy (Appendix B): Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

Issuer and Proxy Matter:

1.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?

2.

Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

3.	Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group[2]?

4.	Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

Name:
Signed:
Date:

[1]	Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.
[2]	Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

B-15

CMA’s Proxy Voting Policy (Appendix C): CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate:

Company Name:

Cutoff Date and Meeting Date:

Proxy Agenda Item:

Description of Item:

(The above information will be pre-populated by the Proxy Department.)

Recommendation (Check One):

            FOR

            AGAINST

            WITHHOLD

            ABSTAIN

Brief rationale:

Please attach any supporting information other than analysis or reports provided by the Proxy Department.

Signed

By signing, I am certifying that I either have no conflicts of interest-related information to report or have sent a completed “Conflicts of Interest Disclosure and Certification Form” to Compliance Risk Management (Conflicts Officer).

Send Completed Forms to:

GWIM Investment Operations – Proxy Department

B-16

Columbia Management®

COLUMBIA FUNDS SERIES TRUST

Shares, Class A Shares, Class B Shares, Class C Shares and Class Z Shares

STATEMENT OF ADDITIONAL INFORMATION

August 1, 2007

Fixed Income Funds
Corporate Bond Portfolio
Mortgage- and Asset-Backed Portfolio
Columbia Short Term Bond Fund
Columbia Total Return Bond Fund
Columbia Short Term Municipal Bond Fund

This Statement of Additional Information (SAI) is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with the Funds’ prospectuses dated August 1, 2007. The most recent annual reports for the Funds, which include the Funds’ audited financial statements dated March 31, 2007, are incorporated by reference into this SAI.

Copies of any Fund’s current prospectuses and annual and semi-annual reports may be obtained without charge by writing Columbia Management Services, Inc., P.O. Box 8081, Boston, MA 02266-8081, by calling Columbia Funds at 800.345.6611 or by visiting the Columbia Funds’ website at www.columbiafunds.com.

1

SAI PRIMER

The SAI is a part of the Funds’ registration statement that is filed with the SEC. The registration statement includes the Funds’ prospectuses, the SAI and certain other exhibits. The SAI, and any supplements to it, can be found online at www.columbiafunds.com, or by accessing the SEC’s website at www.sec.gov.

The SAI generally provides additional information about the Funds that is not required to be in the Funds’ prospectuses. The SAI expands discussions of certain matters described in the Funds’ prospectuses and provides certain additional information about the Funds that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Funds’ investments;

•	the Funds’ investment advisor, investment sub-advisor(s) (if any) and other service providers, including roles and relationships of Bank of America and its affiliates, and conflicts of interest;

•	the governance of the Funds;

•	the Funds’ brokerage practices;

•	the share classes offered by the Funds;

•	the purchase, redemption and pricing of Fund shares; and

•	the application of federal income tax laws.

Investors may find this information important and helpful. If you have any questions about the Funds, please call Columbia Funds at 800.345.6611 or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended
1934 Act	Securities Exchange Act of 1934, as amended
1940 Act	Investment Company Act of 1940, as amended
Administration Agreement	The administration agreement between the Trust, on behalf of the Funds, and the Administrator
Administrator	Columbia Management Advisors, LLC
Advisor	Columbia Management Advisors, LLC
AMEX	American Stock Exchange
BAI	Banc of America Investment Services, Inc.
BAS	Banc of America Securities LLC
Bank of America	Bank of America Corporation
BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.
Board	The Trust’s Board of Trustees
CEA	Commodity Exchange Act
CFTC	Commodity Futures Trading Commission

CMOs	Collateralized mortgage obligations

Code	Internal Revenue Code of 1986, as amended
Codes of Ethics	The codes of ethics adopted by the Board pursuant to Rule 17j-1 under the 1940 Act
Columbia Funds Complex	The mutual fund complex that is comprised of the open-end investment management companies advised by the Advisor or its affiliates and principally underwritten by Columbia Management Distributors, Inc., as that term is defined under Item 12 of Form N-1A

2

Glossary

Columbia Funds or Columbia Funds Family	The fund complex that is comprised of the open-end investment management companies advised by the Advisor or its affiliates and principally underwritten by Columbia Management Distributors, Inc.
Custodian	State Street Bank and Trust Company
Distributor	Columbia Management Distributors, Inc.
Distribution Agreement	The distribution agreement between the Trust, on behalf of the Funds, and the Distributor
Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
Fitch	Fitch Investors Service, Inc.

FNMA	Federal National Mortgage Association
The Fund(s) or a Fund	One or more of the open-end management investment companies listed on the front cover of this SAI that are series of the Trust

GNMA	Government National Mortgage Association
Independent Trustees	The Trustees of the Board who are not “interested persons” of the Fund as defined in the 1940 Act
Investment Advisory Agreement	The investment advisory agreement between the Trust, on behalf of the Funds, and the Advisor
IRS	United States Internal Revenue Service
LIBOR	London Interbank Offered Rate
Money Market Fund(s)	One or more of the money market funds in the Columbia Funds Family
Moody’s	Moody’s Investors Service, Inc.
NASDAQ	National Association of Securities Dealers Automated Quotations system
NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)
NSCC	National Securities Clearing Corporation
NYSE	New York Stock Exchange
Principal Underwriter	Columbia Management Distributors, Inc.
REIT	Real estate investment trust
RIC	A “registered investment company,” as such term is used in the Internal Revenue Code of 1986, as amended
S&P	Standard & Poor’s Corporation (“Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Advisor. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Columbia Funds).
SAI	This Statement of Additional Information
SEC	United States Securities and Exchange Commission
Selling Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a sales support agreement with the Distributor
Servicing Agent(s)	One or more of the banks, broker/dealers or other financial institutions that have entered into a shareholder servicing agreement with the Distributor
Short Term Bond Fund	Columbia Short Term Bond Fund
Short Term Municipal Bond Fund	Columbia Short Term Municipal Bond Fund

Total Return Bond Fund	Columbia Total Return Bond Fund
Transfer Agency Agreement	The transfer agency agreement between the Trust, on behalf of the Funds, and Columbia Management Services, Inc.
Transfer Agent	Columbia Management Services, Inc.

3

Glossary

The Trust	Columbia Funds Series Trust, the registered investment company in the Columbia Funds Family to which this SAI relates
Trustee(s)	One or more of the Board’s Trustees

4

ABOUT THE TRUST

The Trust is a registered investment company under the 1940 Act within the Columbia Funds Family. Columbia Funds offers over 100 mutual funds in all major asset classes, and the Advisor had approximate assets under management of $347.4 billion as of March 31, 2007.

The Trust was organized as a Delaware business trust, a form of entity now known as a statutory trust, on October 22, 1999. On September 26, 2005, the Trust changed its name from Nations Funds Trust to Columbia Funds Series Trust.

On or about that same day, the names of certain of the Funds were changed as follows: Nations Short-Term Income Fund to Columbia Short Term Bond Fund, Nations Short-Term Municipal Income Fund to Columbia Short Term Municipal Bond Fund and Nations Bond Fund to Columbia Total Return Bond Fund.

Each of the Funds in the Trust represents a separate series of the Trust and is an open-end diversified management investment company. Each of the Funds has a fiscal year end of March 31st.

5

ABOUT THE FUNDS’ INVESTMENTS

The investment objective, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which generally involves the ability to invest 10% or more of a Fund’s total assets) and related principal investment risks for each Fund are discussed in each Fund’s prospectuses.

Certain Investment Activity Limits

The overall investment and other activities of the Advisor and its affiliates may limit the investment opportunities for each Fund in certain markets where limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, each Fund’s activities also may be restricted because of regulatory restrictions applicable to the Advisor and its affiliates and/or because of their internal policies. See Investment Advisory and Other Services - Other Roles and Relationships of Bank of America and its Affiliates - Certain Conflicts of Interest.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion of investment policies in the Funds’ prospectuses. A fundamental policy may only be changed with shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval, but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset. Borrowings and other instruments that may give rise to leverage and the restriction on investing in illiquid securities are monitored on an ongoing basis.

Fundamental Investment Policies

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

1.	Each Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered management investment companies.

2.	Each Fund may not purchase or sell real estate, except each Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3.	Each Fund may not purchase or sell commodities, except that each Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

4.	Each Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

6

5.	Each Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

6.	Each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

7.	Each Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations; and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

8.	Under normal circumstances, Short Term Municipal Bond Fund will invest at least 80% of its assets in securities that pay interest exempt from federal income tax, other than the federal alternative minimum tax.

Non-Fundamental Investment Policies

1.	The Funds may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If shares of a Fund are purchased by another fund in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such fund, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act.

2.	Each Fund may not invest more than 15% of its net assets in illiquid securities.

3.	The Funds may not sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4.	To the extent a Fund is subject to Rule 35d-1 under the 1940 Act (the Names Rule), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, it has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to a Fund’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

Exemptive Orders

In addition to the policies outlined above, the Columbia Funds Family has received the following exemptive orders from the SEC which enable the Funds to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

1.	Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by the Advisor may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

2.	Pursuant to an exemptive order dated September 5, 2003, each Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

7

Permissible Investments and Related Risks

Each Fund’s prospectuses identify and summarize the individual types of securities in which the Fund invests as part of its principal investment strategies and the risks associated with such investments.

The table below identifies for each Fund the types of securities in which it is permitted to invest, including those described in each Fund’s prospectuses. A Fund generally has the ability to invest 10% or more of its total assets in the types of securities described in its prospectuses. To the extent a type of security identified below for a Fund is not described in a Fund’s prospectuses, the Fund generally invests less than 10% of the Fund’s total assets in such security type.

Information about individual types of securities (including certain of their associated risks) in which some or all of the Funds may invest is set forth below. Each Fund’s investment in these types of securities is subject to its investment objective and fundamental and non-fundamental investment policies.

Permissible Fund Investments

Investment Type	Corporate Bond Portfolio	Mortgage- and Asset- Backed Portfolio	Short Term Bond Fund	Total Return Bond Fund	Short Term Municipal Bond Fund
Asset-Backed Securities	✓	✓	✓	✓	✓
Bank Obligations (Domestic and Foreign)	✓	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓	✓
Derivatives	✓	✓	✓	✓	✓
Index or Linked Securities (Structured Products)	✓	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓	✓
Dollar Rolls	✓	✓	✓	✓	✓
Foreign Currency Transactions	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓	✓
Guaranteed Investment Contracts (Funding Agreements)	✓	✓	✓	✓	✓
Investments in Other Investment Companies	✓	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓	✓	✓
Money Market Instruments	✓	✓	✓	✓	✓
Mortgage-Backed Securities	✓	✓	✓	✓	✓
Municipal Securities	✓	✓	✓	✓	✓

8

Permissible Fund Investments

Investment Type	Corporate Bond Portfolio	Mortgage- and Asset- Backed Portfolio	Short Term Bond Fund	Total Return Bond Fund	Short Term Municipal Bond Fund
Participation Interests	✓	✓	✓	✓	✓
Preferred Stock	✓	✓	✓	✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓	✓
Repurchase Agreements	✓	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓	✓
Stripped Securities	✓	✓	✓	✓	✓
U.S. Government and Related Obligations	✓	✓	✓	✓	✓

Variable- and Floating-Rate Obligations	✓	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓	✓

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions that are tied to the payments made on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. These securities, in turn, are either privately placed or publicly offered.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on asset-backed securities that then would be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of asset-backed securities may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets.

9

Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may be issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Banker’s acceptances are time drafts drawn on and accepted by banks and are a customary means of effecting payment for merchandise sold in import-export transactions and a general source of financing. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign (mainly European) banks with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to the Fund payments at floating or fixed interest rates. A Fund also may hold funds on deposit with its custodian for temporary purposes.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the FDIC up to certain specified limits. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important corporate governance matters, and to receive dividend payments, if any, on their holdings. However, ownership of common stock does not entitle owners to participate in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE, AMEX or the Nasdaq Stock Market. Domestic and foreign corporations also may have their shares traded on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange.

Investing in common stocks is subject to certain risks. Stock market risk, for example, is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods of time, perhaps substantially or unexpectedly. Domestic and foreign stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, such as changes in earnings or management, as well as general economic and market factors.

If a corporation is liquidated, the claims of secured and unsecured creditors and owners of debt securities and “preferred” stock take priority over the claims of those who own common stock.

Investing in common stocks also poses risks applicable to the particular type of company issuing the common stock. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other

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things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, may be more reliant on singular products or services and are more vulnerable to larger competitors. Common stocks of these types of companies may have a higher potential for gains, but also may be subject to greater risk of loss.

Investing in common stocks also poses risks applicable to a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector. When market conditions favorably affect, or are expected favorably to affect, an industry, the share prices of the common stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the share prices of those companies’ common stocks to decline quickly.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities but typically retain the investment characteristics of debt securities until they have been converted. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar debt securities nor generally are they as sensitive to changes in share price as their underlying common stock.

Investing in convertible securities is subject to certain risks. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses. Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock, even at times when the value of the underlying common stock or other equity security has declined substantially.

In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible debt securities of the same issuer. Some convertible securities are particularly sensitive to changes in interest rates when their predetermined conversion price is much higher than the price for the issuing company’s common stock.

Corporate Debt Securities

Corporate debt securities are fixed income securities typically issued by businesses to finance their operations. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturity dates and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry fixed, variable or floating rates of interest.

Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend the notes’ maturity. ECNs are issued at a discount rate, with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date, the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

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Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated by an NRSRO as investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carries a relatively high degree of risk.

Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it becomes due. Some corporate debt securities that are rated below investment grade by an NRSRO generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated) securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Derivatives

General

Derivatives are financial instruments whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; forward contracts on securities and securities indices; linked securities and structured products; collateralized mortgage obligations; stripped securities; warrants; swap agreements and swaptions.

A Fund may use derivatives for a variety of reasons, including, for example: (i) to enhance its return; (ii) to attempt to protect against possible changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolios securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; and/or (vi) to manage the effective maturity or duration of its portfolio.

A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative will not correlate well with the security for which it is substituting. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain. The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether. The use of derivatives may also increase the amount of taxes payable by shareholders.

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A Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. There is no particular strategy that dictates the use of one technique over another, as the use of derivatives is a function of numerous variables, including market conditions.

Index or Linked Securities (Structured Products)

General. Indexed or linked securities, also often referred to as “structured products,” are instruments that may have varying combinations of equity and debt characteristics. These instruments are structured to recast the investment characteristics of the underlying security or reference asset. If the issuer is a unit investment trust or other special purpose vehicle, the structuring will typically involve the deposit with or purchase by such issuer of specified instruments (such as commercial bank loans or securities) and/or the execution of various derivative transactions, and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. For example, a Fund may invest in securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes, as an illustration, in market interest rates at a rate that is a multiple of the rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. A Fund may invest in indexed and inverse securities for hedging purposes or to seek to increase returns. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Credit Linked Securities. Among the income producing securities in which a Fund may invest are credit linked securities. The issuers of these securities frequently are limited purpose trusts or other special purpose vehicles that, in turn, invest in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on or linked to the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the

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par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and/or principal that a Fund would receive. A Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. These securities generally are exempt from registration under the Securities Act of 1933. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Commodity-, Currency- and Equity-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked or commodity-linked note depend on the performance of one or more market indices, such as the S&P 500 Index, a weighted index of commodity futures such as crude oil, gasoline and natural gas or the market prices of a particular commodity or basket of commodities. Equity-linked securities are short-term or intermediate term instruments having a value at maturity and /or interest rate determined by reference to the market prices of one or more equity securities. At maturity, the principal amount of an equity-linked debt security is often exchanged for common stock of the issuer or is payable in an amount based on the issuer’s common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index, commodity, currency and equity-linked securities may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment or security may not perform as expected by the Advisor. Markets, underlying securities and indexes may move in a direction that was not anticipated by the Advisor. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad, and certain derivative instruments may be illiquid.

Linked securities are often issued by unit investment trusts. Examples of this include such index-linked securities as S&P Depositary Receipts (SPDRs), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index, and a type of ETF. Because a unit investment trust is an investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing levels of fees with respect to investments in such unit investment trusts.

Equity-linked securities include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES), and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and such equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Investing in structured products and linked securities is subject to certain risks. Because structured products typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products may be structured as a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher rates of return and present greater risks than unsubordinated structured products. Structured products sometimes are sold in private placement transactions and often have a limited trading market.

Investments in “linked” securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked-securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging market countries, there are certain additional risks associated with such investments.

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SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called “creation unit size” and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

Futures Contracts and Options on Futures Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of security or other asset called for in the contract at a specified delivery time for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of security or other asset called for in the contract at a specified delivery time at a stated price. The specific securities or other assets delivered or taken at the settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying security or other asset. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. Government agency.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities or other assets currently owned or expected to be acquired by them. Speculators less often own the securities or other assets underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities or other assets. Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the CFTC and the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a “commodity pool operator” under the CEA, and, accordingly, they are not subject to registration or regulation as such under the CEA.

Upon entering into futures contracts, in compliance with the SEC’s requirements, cash or liquid securities, equal in value to the amount of a Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions, in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying security or other asset) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the relevant futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or other asset fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

Although futures contracts by their terms call for actual delivery or acceptance of securities or other assets (stock index futures contracts or futures contracts that reference other intangible assets do not permit delivery of the referenced

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assets), the contracts usually are closed out before the settlement date without the making or taking of delivery. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of taking such action would be to reduce or eliminate the hedge position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of security or other asset with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Fund is subject to the Advisor’s ability to predict correctly movements in the direction of interest rates and other factors affecting securities and commodities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund, therefore, bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

In the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions, closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of interest rate futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling bonds with short maturities and investing in bonds with long maturities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

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Interest rate futures contracts are traded in an auction environment on the floors of several exchanges – principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; GNMA modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position in the index. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged.

Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

The Chicago Board of Trade has designed a futures contract based on the Bond Buyer Municipal Bond Index (the Index). This Index is composed of forty term revenue and general obligation bonds, and its composition is updated regularly as new bonds meeting the criteria of the Index are issued and existing bonds mature. The Index is intended to provide an accurate indicator of trends and changes in the municipal bond market. Each bond in the Index is independently priced by six dealer-to-dealer municipal bond brokers daily. The forty prices then are averaged and multiplied by a coefficient. The coefficient is used to maintain the continuity of the Index when its composition changes. The Chicago Board of Trade, on which futures contracts based on this Index are traded, as well as other U.S. commodities exchanges, are regulated by the CFTC. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

Options on Futures Contracts. A Fund may purchase and write call and put options on those futures contracts that it is permitted to buy or sell. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or other assets or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.

A Fund will enter into written options on futures contracts only when, in compliance with the SEC’s requirements, cash or liquid securities equal in value to the underlying security’s or other asset’s value (less any applicable margin deposits) have been deposited in a segregated account. A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

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Investments in futures options involve some of the same risks that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. There may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Successful use of index futures by a Fund is also subject to the Advisor’s ability to predict correctly movements in the direction of the market. It is possible that, for example, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in a Fund’s portfolio may decline. If this occurred, a Fund would lose money on the futures and also experience a decline in the value of its portfolio securities, as a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move to the same extent as do the prices of its put options on the stock indices. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit of the increased values of those securities that it has hedged, because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market, and also because of the imperfect correlation between movements in an index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Index Futures Contracts. A Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the

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case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

There are various risks in connection with the use by a Fund of index futures as a hedging device. For example, a risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged; there can be no assurance that the Advisor will be successful in doing so.

Use by Tax-Exempt Funds of Interest Rate and U.S. Treasury Security Futures Contracts and Options. A Fund investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

Stock Options and Stock Index Options

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (OCC). Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

There is a key difference between stock options and stock index options in connection with their exercise. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or a narrower market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.

The successful use of a Fund’s options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly. When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction for such option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since a Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Advisor deems it desirable to do so. Although a Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

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If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. The writer in such circumstances would be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, a Fund will realize a loss equal to the premium paid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at a time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, a Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Dealer (Over-the-Counter) Options. Dealer options are options negotiated individually through dealers rather than traded on an exchange. Certain risks are specific to dealer options. While a Fund might look to a clearing corporation to exercise exchange-traded options, if a Fund purchases a dealer option it must rely on the selling dealer to perform if a Fund exercises the option. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction. Exchange-traded options generally have a continuous liquid market while dealer options more often may not. Consequently, a Fund can realize the value of a dealer option it has purchased only by exercising or reselling the option to the issuing dealer. Similarly, when a Fund writes a dealer option, a Fund can close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer. While each Fund seeks to enter into dealer options only with dealers who will agree to and can enter into closing transactions with a Fund, no assurance exists that a Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless a Fund, as a covered dealer call option writer, can effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, a Fund may be unable to liquidate a dealer option. With respect to options written by a Fund, the inability to enter into a closing transaction may result in material losses to a Fund. For example, because a Fund must maintain a secured position with respect to any call option on a security it writes, a Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option. This requirement may impair a Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

A Fund generally will treat purchased dealer options as illiquid securities. A Fund may treat the cover used for written dealer options as liquid if the dealer agrees that a Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option.

Writing covered options. A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with a Fund’s investment goal and policies. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

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A Fund may write only covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls (straddles) on the same underlying security.

A Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than the security’s then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Fund may also have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. A Fund may purchase call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

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Swap Agreements

Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, equity, credit default and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. Additionally, whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s ability correctly to predict whether certain types of investments likely are to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, a Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement likely would decline, potentially resulting in losses for a Fund. A Fund will closely monitor the credit of a swap agreement counterparty in order to attempt to minimize this risk. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements (either by assignment or other disposition) or reduce its exposure through offsetting transactions (i.e., by entering into an offsetting swap agreement with the same party or a similarly creditworthy party).

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the

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swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

The values of equity swaps can be very volatile. To the extent that the Advisor does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

Dollar Rolls

Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar (same collateral type, coupon and maturity) securities on a specified future date and price. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. A Fund foregoes principal and

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interest paid on the securities during the “roll” period. A Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities as well as the interest earned on the cash proceeds of the initial sale.

Dollar rolls involve the risk that the market value of the securities a Fund is obligated to repurchase may decline below the repurchase price or that the transaction costs may exceed the return earned by a Fund from the transaction. Dollar rolls also involve risk to a Fund if the other party should default on its obligation and a Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a dollar roll files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction.

Foreign Currency Transactions

Foreign currency transactions may be used to protect, to some extent, against uncertainty in the level of future currency exchange rates by establishing a fixed exchange rate. Foreign currency transactions may involve the purchase or sale of foreign currencies on a “spot” (cash) basis at the prevailing exchange rate or may involve “forward contracts” that allow a Fund to purchase or sell foreign currencies at a future date. Forward contracts may be used for “transaction hedging,” “position hedging” and “cross-hedging.” A Fund may use forward sale contracts to sell an amount of a foreign currency approximating the value of a Fund’s securities denominated in the foreign security when that foreign currency suffers a substantial decline against the U.S. dollar. A Fund may use forward purchase contracts to purchase a foreign currency when it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized if the value of the hedged currency increases.

Transaction hedging may allow a Fund to “lock in” the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest rate payment in a foreign currency. A Fund may use transaction hedging to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Position hedging may allow a Fund to protect against an adverse change in the relationship between the U.S. dollar and the applicable foreign currencies in which its portfolio securities are denominated. A Fund may use position hedging when it is believed that the U.S. dollar may suffer a decline against the foreign currency by entering into a forward purchase contract to purchase that foreign currency for a fixed dollar amount.

Cross-hedging may allow a Fund to enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall if there is a decline in the U.S. dollar value of the currency in which a Fund’s securities are denominated.

A Fund also may purchase exchange-listed and over-the-counter call and put options on foreign currencies and foreign currency contracts. Options on foreign currencies and foreign currency contracts give the holder a right to buy or sell the underlying foreign currencies or foreign currency contracts for a specified period of time and for a specified amount. The value of an option on foreign currencies or foreign currency contracts reflects the value of an exchange rate, which depends on the relative values of the U.S. dollar and the relevant foreign currency.

Engaging in foreign currency transactions is subject to certain risks. For example, if the value of a foreign currency were to decline against the U.S. dollar, such decline would reduce the dollar value of any securities held by a Fund denominated in that currency. It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract, which may make it necessary for a Fund to purchase additional foreign currency on the spot market if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver at the time a Fund sells the security being hedged. The value of any currency, including the U.S. dollar, may be affected by political and economic factors applicable to the issuer’s country. The exchange rates of currencies also may be affected adversely by governmental actions. Transaction, position and cross-hedging do not eliminate fluctuations in the underlying prices of securities that a Fund owns or intends to purchase or sell and may limit the amount of potential gain that might result from the increase in value of the currency being hedged. Settlement procedures relating to a Fund’s foreign currency transactions may be more complex than those relating to investments in securities of U.S. issuers.

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Foreign Securities

Foreign securities include debt, equity and derivative securities that the Advisor determines are “foreign” based on the consideration of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors.

Foreign securities may include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are U.S. dollar-denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency-denominated receipts issued in Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.

Investing in foreign securities is subject to certain risks. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies or U.S. dollars, without a change in the intrinsic value of those securities. Additionally, the U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies by purchasing and selling forward foreign currency exchange contracts and foreign currency futures contracts and related options. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. A Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding taxes, which would reduce the amount of income and capital gains available to distribute to a Fund’s shareholders. Other risks include: possible delays in the settlement of transactions or in the notification of income; generally less publicly available information about companies; adverse impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of a company or its assets; possible imposition of currency exchange controls; and that foreign companies generally are not subject to accounting, auditing and financial reporting standards comparable to those mandated for domestic companies.

Risks associated with investments in foreign securities are increased with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country’s economy and securities markets.

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Guaranteed Investment Contracts (Funding Agreements)

Guaranteed investment contracts, or funding agreements, are debt instruments issued by insurance companies. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to a Fund payments at negotiated, floating or fixed interest rates. A Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards.

Investing in guaranteed investment contracts is subject to certain risks. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to a Fund on seven days notice or less, at which time the investment may be considered illiquid under applicable SEC regulatory guidance and subject to certain restrictions.

Investments in Other Investment Companies

Investing in other investment companies may be a means by which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, the rules and regulations thereunder and any exemptive orders currently or in the future obtained by a Fund from the SEC.

The 1940 Act generally requires that a Fund limit its investments in another investment company or series thereof so that, as determined at the time a securities purchase is made: (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a Fund or by companies controlled by the Fund. Such other investment companies may include exchange-traded funds (ETFs), which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that seek to track the performance of specific indexes or companies in related industries.

Investing in other investment companies is subject to certain risks. Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to be fully invested, there may be potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on Fund shares held directly but also on the investment company shares that a Fund purchases.

In addition, investing in ETFs is subject to certain other risks. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry on which the ETF relates. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of other affiliated Columbia Funds, including the Money Market Funds, subject to certain conditions. Investing in affiliated Funds may present certain actual or potential conflicts of interest. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates, Certain Conflicts of Interest.

Low and Below Investment Grade Securities

Low and below investment grade securities (below investment grade securities are also known as “junk bonds”) are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s), that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by Moody’s) or that are unrated but determined by the Advisor to be of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications or similar events, are more speculative in nature than securities with higher ratings and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and

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comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of one or more NRSROs, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities.

Investing in low and below investment grade securities and comparable unrated securities is subject to certain risks. The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Advisor’s credit analysis with respect to these types of securities than is the case for more highly rated securities.

The market values of certain low and below investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than are the market value of more highly rated securities. In addition, issuers of low and below investment grade and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is greater for low and below investment grade and comparable unrated securities than it is for higher rated securities because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating portfolio net asset value; and (ii) sell the securities at fair market value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Money Market Instruments

Money market instruments are high-quality, short-term debt obligations, which include: (i) bank obligations, including certificates of deposit, time deposits and bankers’ acceptances; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States, foreign countries and supranational entities, and each of their subdivisions, agencies and instrumentalities; and (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or its instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Mortgage-Backed Securities

Mortgage-backed securities are a type of asset-backed security and represent interests in, or debt instruments backed by, pools of underlying mortgages. In some cases, these underlying mortgages may be insured or guaranteed by the U.S. Government or its agencies. Mortgage-backed securities entitle the security holders to receive distributions that are tied to the payments made on the underlying mortgage collateral (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying mortgage collateral effectively pass through to such security holders. Mortgage-backed securities are created when mortgage originators (or mortgage loan sellers who have purchased mortgage loans from mortgage loan originators) sell the underlying mortgages to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying mortgage loans, and have a minimum denomination and specific term. The securities, in turn, are either privately placed or publicly offered.

Mortgage-backed securities may be issued or guaranteed by the Government National Mortgage Association (also known as Ginnie Mae or GNMA), the Federal National Mortgage Association (also known as Fannie Mae or FNMA), or the Federal Home Loan Mortgage Corporation (also known as Freddie Mac or FHLMC), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment

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of all monthly principal and interest on its mortgage-backed securities. FNMA is a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its stock nor the securities it issues are insured or guaranteed by the U.S. Government. FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, “repackages” them and provides certain guarantees. FHLMC’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Mortgage-backed securities issued by FHLMC are not guaranteed as to timely payment of interest and principal by the U.S. Government.

Collateralized mortgage obligations (CMOs) are debt obligations issued by special-purpose trusts, collateralized by underlying mortgage assets. Principal prepayments on underlying mortgage assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Real estate mortgage investment conduits (REMICs) are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.

Investing in mortgage-backed securities is subject to certain risks, including, among others, prepayment, market and credit risks. Prepayment risk reflects the risk that borrowers may prepay their mortgages more quickly than expected, which may affect the security’s average maturity and rate of return. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages also may be affected by home value appreciation, ease of the refinancing process and local economic conditions, among other factors. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities can be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, which in turn may decrease their value. Credit risk reflects the risk that a holder of mortgage-backed securities may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than mortgage-backed securities guaranteed by the U.S. Government. The performance of mortgage-backed securities issued by private issuers generally depends on the financial health of those institutions.

Municipal Securities

Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Municipal securities can be classified into two principal categories, including “general obligation” bonds and other securities and “revenue” bonds and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Municipal securities also may include “moral obligation” securities, which normally are issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the governmental entity that created the special purpose public authority.

Municipal securities may include municipal bonds, municipal notes and municipal leases. Municipal bonds are debt obligations of a governmental entity that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity.

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Municipal notes may be issued by governmental entities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the relevant fiscal period. Municipal notes generally have maturities of one year or less. Municipal notes can be subdivided into two sub-categories: (i) municipal commercial paper and (ii) municipal demand obligations.

Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold, for example, to meet seasonal working capital or interim construction financing needs of a governmental entity or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

Municipal demand obligations can be subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which a Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes generally provide that interest rates are adjustable at intervals ranging from daily to six months.

Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes. Although there is no secondary market for master demand obligations, such obligations are considered by a Fund to be liquid because they are payable upon demand.

Municipal lease obligations are participations in privately arranged loans to state or local government borrowers. In general, such loans are unrated, in which case they will be determined by the Advisor to be of comparable quality at the time of purchase to rated instruments that may be acquired by a Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender.

Although lease obligations do not constitute general obligations of the municipal issuer to which the government’s taxing power is pledged, a lease obligation ordinarily is backed by the government’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a periodic basis. In the case of a “non-appropriation” lease, a Fund’s ability to recover under the lease in the event of non-appropriation or default likely will be limited to the repossession of the leased property in the event that foreclosure proves difficult.

Tender option bonds are municipal securities having relatively long maturities and bearing interest at a fixed interest rate substantially higher than prevailing short-term tax-exempt rates that is coupled with the agreement of a third party, such as a bank, broker/dealer or other financial institution, to grant the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. The financial institution receives periodic fees equal to the difference between the municipal security’s coupon rate and the rate that would cause the security to trade at face value on the date of determination.

Investing in municipal securities is subject to certain risks. There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different rates of return while municipal securities of the same maturity and interest rate with different ratings may have the same rate of return.

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The payment of principal and interest on most municipal securities purchased by a Fund will depend upon the ability of the issuers to meet their obligations. Each state, each of their political subdivisions, municipalities, and public authorities, as well as the District of Columbia, Puerto Rico, Guam, and the Virgin Islands, is a separate “issuer.” An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

There are particular considerations and risks relevant to investing in a portfolio of a single state’s municipal securities, such as the greater risk of the concentration of portfolio holdings.

The Fund purchases municipal securities whose interest, in the opinion of bond counsel, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued. As a shareholder of the Fund, you may be required to file an amended tax return as a result.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “packaged” by an intermediary, such as a bank or broker/dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments that are passed through to the holder of the participation interest from the payments made on the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, as an initial purchaser, which are passed through to purchasers in the secondary market, such as a Fund. Mortgage-backed securities are a common type of participation interest.

Loan participations also are a type of participation interest. Loan participations are interests in loans that are administered by a lending bank or agent for a syndicate of lending banks and sold by the bank or syndicate members.

Investing in participation interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. A Fund also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent.

Preferred Stock

Preferred stock represents units of ownership of a corporation that frequently have dividends that are set at a specified rate. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond.

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Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. Shares typically are bought and sold at face values generally ranging from $100,000 to $500,000 per share. The potential benefits of APS include:

•	Reduced interest rate risk: Because these securities generally reset within a short period of time, the exposure to interest rate risk is somewhat mitigated.

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Preservation of principal: The frequency of the dividend reset provisions makes APS an attractive cash management instrument. The auction reset mechanism generally assures that the shares will trade at par on the auction date. For those that reset frequently, the share price is not expected to fluctuate from par; however, the reset rate may reflect factors such as market conditions, demand and supply for a particular credit confidence in the issuer.

•	Credit quality: Most corporate APS carry an investment grade credit rating from both Moody’s and S&P; municipal APS typically carry the highest credit rating from both Moody’s and S&P (Aaa/AAA).

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

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Failed auction: Such a breakdown of the auction process is unlikely; however, in the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectuses and typically is influenced by the issuer’s credit rating. In a failed auction, current shareholders generally are unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder may hold his or her shares until the next auction. Should there not be subsequent auctions that “cure” the failed process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: Although unlikely, the preferred shares are redeemable at any time, at the issuer’s option, at par plus accrued dividends.

Investing in preferred stock is subject to certain risks. For example, stock market risk is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and decline based on factors specific to each corporation, such as changes in earnings or management.

Investing in preferred stock also may involve the risks applicable to investing in a particular company. For example, stocks of smaller companies tend to have greater price fluctuations than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Stocks of these companies may have a higher potential for gains but also are subject to greater risk of loss.

Investing in preferred stock also may involve the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ stock to decline.

Private Placement and Other Restricted Securities

Private placement securities are securities that have been privately placed and are not registered under the 1933 Act. They are eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other “restricted” securities often cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale.

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Private placements typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value due to the absence of a trading market.

Real Estate Investment Trusts and Master Limited Partnerships

REITs are entities that either own properties or make construction or mortgage loans and also may include operating or finance companies. An equity REIT generally holds equity positions in real estate and seeks to provide its shareholders with income from the leasing of its properties and with capital gains from any sales of properties. A mortgage REIT generally specializes in lending money to owners of properties and passes through any interest income it may earn to its shareholders.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and the oil and gas industries, but they also may finance motion pictures, research and development and other projects.

REITs are subject to certain risks associated with direct ownership of real estate, including, for example, declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs also may be subject to interest rate risk. In general, increases in interest rates will decrease the value of high-yield securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for preferential tax treatment under the Code, which adversely could affect dividend payments. REITs also may not be diversified.

Investing in master limited partnerships generally is subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks include those associated with the specific industries in which a master limited partnership invests, such as the risks associated with investing in the real estate or oil and gas industries.

Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing a Fund’s cost plus interest). Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase. A Fund typically will enter into repurchase agreements only with commercial banks, registered broker/dealers and the Fixed Income Clearinghouse Corporation, and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest.

Repurchase agreements generally are subject to counterparty risk. If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale and accrued interest are less than the resale price provided in the repurchase agreement including interest. In addition, if a seller becomes involved in bankruptcy or insolvency proceedings, a Fund may incur delays and costs in selling the underlying security, or may suffer a loss of principal and interest if, for example, a Fund is treated as an unsecured creditor and is required to return the underlying collateral to the seller or its assigns.

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Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund sells a security subject to the obligation of a buyer to resell and a Fund to repurchase such security at a fixed time and price. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Stripped Securities

Stripped securities are securities that evidence ownership in either the future interest or principal payments on an instrument. There are many different types and variations of stripped securities. For example, separately traded interest and principal securities, or STRIPS, can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through DTC, a clearing agency registered pursuant to Section 17A of the Securities Exchange Act of 1934, as amended, and created to hold securities for its participants, and to facilitate the clearance and settlement of securities transactions between participants through electronic computerized book-entries, thereby eliminating the need for physical movement of certificates. TIGERS are Treasury securities stripped by brokers. Stripped mortgage-backed securities, or SMBS, also can be issued by the U.S. Government or its agencies.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common types of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government.

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Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable- and Floating-Rate Obligations

Variable- and floating-rate obligations provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable, or floating, rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula.

Investing in variable- and floating-rate obligations is subject to certain risks. Variable- and floating-rate obligations may involve direct lending arrangements between the purchaser and the issuer and there may be no active secondary market, making it difficult to resell such obligations to a third party. Variable- and floating-rate obligations also may be subject to interest rate and credit risks. Changes in interest rates can affect the rate of return on such obligations. If an issuer of a variable- or floating rate obligation defaults, a Fund could sustain a loss to the extent of such default.

Warrants and Rights

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.

Warrants and rights may be subject to the risk that the securities could lose value. There also is the risk that the potential exercise price may exceed the market price of the warrants or rights, such as when there is no movement in the market price or the market price of such securities declines.

When-Issued, Delayed Delivery and Forward Commitment Transactions

When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by a Fund, with payment and delivery taking place in the future. When engaging in when-issued, delayed delivery and forward commitment transactions, a Fund typically will hold cash or liquid securities in a segregated account in an amount equal to or greater than the purchase price. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that a Fund agrees to purchase the securities. A Fund generally will enter into when-issued, delayed delivery and forward commitment transactions only with the intention of completing such transactions. However, the Advisor may determine not to complete a transaction if it deems it appropriate. In such cases, a Fund may realize short-term gains or losses.

When-issued, delayed delivery and forward commitment transactions involve the risks that the securities purchased may fall in value by the time they actually are issued or that the other party may fail to honor the contract terms. A Fund that invests in delayed delivery securities may rely on a third party to complete the transaction. Failure by a third party to deliver a security purchased on a delayed delivery basis may result in a financial loss to a Fund or the loss of an opportunity to make an alternative investment.

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. These securities include, among others, zero-coupon bonds, which either may be issued at a discount by a corporation or

34

government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGERs (Treasury Investor Growth Receipts) or STRIPS (Separate Trading of Registered Interest and Principal of Securities). Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages are generally structured in the same fashion as zero-coupon bonds; the certificate of deposit holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at a discount from their face value and pay coupon interest. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities holders generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

Investing in zero-coupon, pay-in-kind and step-coupon securities is subject to certain risks, including that market prices of zero-coupon, pay-in-kind step-coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are volatile. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than interest paying bonds.

Borrowings

Each Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Funds’ Investments – Fundamental and Non-Fundamental Investment Policies. Specifically, each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds. In general, pursuant to the 1940 Act, a Fund may borrow money only from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount must be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

The Funds participate in committed and uncommitted lines of credit (Lines of Credit). Any advance under the Lines of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely sale of portfolio securities. It is possible that a Fund may wish to borrow money under the uncommitted line of credit for a temporary or emergency purpose but may not be able to do so.

As noted above under the heading About the Funds’ Investments – Exemptive Orders, pursuant to an exemptive order from the SEC, a Fund may, subject to certain conditions, borrow money from other funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

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Short Sales

A Fund may engage in short sales that are not “against the box,” which are sales by a Fund of securities or commodity futures contracts that it does not own in hopes of purchasing the same security at a later date at a lower price. The technique is also used to protect a profit in a long-term position in a security or commodity futures contract. To make delivery to the buyer, a Fund must borrow or purchase the security. If borrowed, a Fund is then obligated to replace the security borrowed from the third party, so a Fund must purchase the security at the market price at a later time. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price of the security from the time of the short sale plus any premiums and interest paid to the third party. (Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.)

Short sales by a Fund that are not made “against the box” create opportunities to increase a Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Because a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, a Fund’s NAV per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a Fund may be required to pay in connection with the short sale. Short sales could potentially involve unlimited loss, as the market price of securities sold short may continually increase, although a Fund can mitigate any such losses by replacing the securities sold short. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. There is also the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund.

A Fund will sometimes sell securities short when it owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.” If a Fund makes a short sale “against the box,” it would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by a Fund, because a Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Short sales “against the box” entail many of the same risks and considerations described above regarding short sales not “against the box.” However, when a Fund sells short “against the box” it typically limits the amount of securities that it has leveraged. A Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the Advisor believes that the price of a security may decline, causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for such security. In such case, any future losses in a Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and, in the case where a Fund owns convertible securities, changes in the investment values or conversion premiums of such securities. Short sales may have adverse tax consequences to a Fund and its shareholders.

A Fund’s successful use of short sales also will be subject to the ability of the Advisor to predict movements in the directions of the relevant market. A Fund therefore bears the risk that the Advisor will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security’s price goes up, a Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that a Fund will not incur significant losses in such a case.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940

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Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless a Fund’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

Lending Securities

Securities lending refers to the lending of a Fund’s portfolio securities. Subject to its investment policies described above and in the prospectuses, a Fund may make secured loans of its portfolio securities to broker/dealers and other institutional investors. Securities loans are made pursuant to agreements that require that loans be secured continuously by collateral in cash or short-term debt obligations at least equal to the value of the securities loaned. A Fund retains all or a portion of the interest received on investment of cash collateral, or receives a fee from the borrower where collateral is provided in the form of short-term debt obligations. A borrower will pay to a Fund an amount equal to any dividends or interest received on securities loaned, but a Fund typically will pay for lending fees and related expenses from interest earned on investments of cash collateral. Although voting rights, or rights to consent, with respect to loaned securities pass to a borrower, a Fund retains the right to call the loans at any time on reasonable notice, and may do so in order to vote upon matters affecting, or to sell, the loaned securities.

Engaging in securities lending is subject to certain risks, including counterparty risk, which is the risk that the counterparty to a transaction could default. There also is a risk of possible delay in the recovery of loaned securities or possible loss of rights in the collateral if a borrower fails financially.

Temporary Defensive Positions

Each Fund may temporarily invest in money market instruments or hold cash while it is investing defensively. It may do so without limit, when the Advisor: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective.

See also About the Funds’ Investments – Permissible Investments and Related Risks – Money Market Instruments.

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund’s shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

For each Fund’s portfolio turnover rate, see the Financial Highlights section in the prospectuses for that Fund.

Disclosure of Portfolio Information

The Board has adopted policies and procedures with respect to the disclosure of the Columbia Funds’ portfolio holdings. These policies and procedures are designed to ensure that disclosure of information regarding the Columbia Funds’ portfolio securities is in the best interests of Columbia Fund shareholders and to address conflicts between the interests of Columbia Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Columbia Fund, on the other. These policies and procedures provide that Columbia Funds portfolio holdings information

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generally may not be disclosed to any party prior to the earlier of: (i) the business day next following the posting of such information on the Columbia Funds’ website, if applicable, or (ii) the time a Columbia Fund discloses the information in a publicly available SEC filing required to include such information. Certain limited exceptions that have been approved consistent with the policies and procedures are described below. The policies and procedures prohibit the Advisor and the Columbia Funds’ other service providers from entering into any agreement to disclose Columbia Fund portfolio holdings information in exchange for any form of consideration. These policies and procedures apply to all categories of Columbia Funds and include some variations tailored to the different categories of Columbia Funds. Accordingly, some of the provisions described below do not apply to the Columbia Fund(s) covered by this SAI. The Advisor also has adopted policies and procedures to monitor for compliance with these portfolio holdings disclosure policies and procedures.

Public Disclosures

The Columbia Funds’ portfolio holdings currently are disclosed to the public through required filings with the SEC and on the Columbia Funds’ website. This information is available on the Columbia Funds’ website as described below.

•	For equity, convertible, balanced and asset allocation Columbia Funds, a complete list of portfolio holdings as of a month-end is posted approximately 30 calendar days after such month-end.

•	For fixed income Columbia Funds, a complete list of portfolio holdings as of a fiscal quarter-end is posted approximately 60 calendar days after such quarter-end.

•	For Money Market Funds, a complete list of portfolio holdings as of a month-end is posted approximately the fifth business day after such month-end.

The Columbia Funds also disclose their largest holdings, as a percent of the market values of the Columbia Funds’ portfolios, as of month-end on their website, generally within 15 days after such month-end. The equity Columbia Funds post their largest 10-15 holdings, the balanced Columbia Funds post their largest 5 equity holdings, and certain fixed income Columbia Funds post their top 5-15 holdings.

The scope of the information that is made available on the Columbia Funds’ website pursuant to the Columbia Funds policies relating to a Columbia Fund’s portfolio may change from time to time without prior notice.

The Columbia Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Columbia Fund’s fiscal year). Shareholders may obtain each Columbia Fund’s Form N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided on the Columbia Funds’ website. In addition, each Columbia Fund’s Form N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 800.SEC.0330 for information about the SEC’s website or the operation of the public reference room.

With respect to variable insurance trusts in the Columbia Funds Family, holdings information is disclosed no earlier than the time such information is filed in a publicly available SEC filing required to include such information.

The Columbia Funds, the Advisor and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that the information is disclosed no earlier than the business day after the date the information is disclosed publicly on the Columbia Funds’ website or no earlier than the time a Columbia Fund files such information in a publicly available SEC filing required to include such information.

Other Disclosures

The Columbia Funds’ policies and procedures provide that no disclosures of the Columbia Funds’ portfolio holdings may be made prior to the portfolio holdings information being made public unless (i) the Columbia Funds have a legitimate business purpose for making such disclosure, (ii) the Columbia Funds’ President and Chief Executive Officer authorizes such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal

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securities laws and the fiduciary duties of the Advisor; (ii) any conflicts of interest between the interests of Columbia Fund shareholders, on the one hand, and those of the Advisor, the Distributor or any affiliated person of a Columbia Fund, on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that otherwise is unlawful.

In addition, the Columbia Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the Columbia Funds with their day-to-day business affairs. In addition to the Advisor and its affiliates, these service providers include each Columbia Fund’s sub-advisor(s) (if any), the Columbia Funds’ independent registered public accounting firm, legal counsel, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain Columbia Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Columbia Funds. The Columbia Funds also may disclose portfolio holdings information to broker/dealers and certain other entities in connection with potential transactions and management of the Columbia Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Columbia Funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below and has been authorized by the Columbia Funds’ President and Chief Executive Officer. These special arrangements are described in the table below.

Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Electra Information Systems	None	Use for trade reconciliation purposes.	Daily

Standard & Poor’s	None	Use to maintain ratings for certain Money Market Funds.	Weekly

InvestorTools, Inc.	None	Access granted solely for the purpose of testing back office conversion of trading systems.	Real time

ING Insurance Company	None	Access granted for specific Columbia Funds for ING’s creation of client/shareholder materials. ING may not distribute materials until the holdings information is made public.	Quarterly

Glass-Lewis & Co.	None	Access in connection with testing the firm’s proxy services.	Daily

CMS Bondedge	None	Access when assisting in resolving technical difficulties with application used by the Advisor’s Fixed Income Portfolio Management team as an analytical and trading tool.	Ad hoc

Linedata Services, Inc.	None	Access when assisting in resolving technical difficulties with the software for the LongView Trade Order Management System.	Ad hoc

JP Morgan	None	Access to provide the Advisor’s High Yield portfolio management team with peer group analysis reports for purposes of analyzing the portfolio.	Monthly

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Ongoing Portfolio Holdings Disclosure Arrangements

xIDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Malaspina Communications	None	Use to facilitate writing, publishing and mailing Columbia Fund shareholder reports and communications including shareholder letter and management’s discussion of Columbia Fund performance.	Quarterly

Data Communique	None	Use to automate marketing materials. Vendor receives top holdings information to populate data in fact sheet templates.	Quarterly

Evare LLP	None	Use for standardizing and reformatting data according to the Advisor’s specifications for use in the reconciliation process.	Daily

Factset Data Systems, Inc.	None	Use for provision of quantitative analytics, charting and fundamental data to the Advisor.	Daily

RR Donnelley/WE Andrews	None	Access as printers for the Columbia Funds’ prospectuses, supplements, SAIs, fact sheets and brochures.	Monthly

Merrill and Bowne	None	Access as printers for the Columbia Funds’ prospectuses, supplements and SAIs.	Monthly

Merrill Corporation	None	Use to provide fulfillment of the Columbia Funds’ prospectuses, supplements, SAIs and sales materials.	Monthly

Citigroup	None	Access when assisting in resolving technical difficulties with Yield Book, an analytic software program that the Advisor uses to perform ongoing risk analysis and management of certain fixed income Columbia Funds and fixed income separately managed accounts.	Daily

Mellon Analytical Solutions	None	Use to provide portfolio characteristics to assist in performance reviews and reporting.	Monthly

Eagle Investment Systems Corp./ FT Interactive Systems Corp	None	Eagle is the Portfolio Accounting System for Causeway Capital Management LLC, the investment sub-advisor to certain of the Columbia Funds (Causeway).	Daily

Bloomberg Trade Order Management System	None	Bloomberg is the portfolio trading system for Causeway; holdings data needs is loaded into Bloomberg.	Daily

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Ongoing Portfolio Holdings Disclosure Arrangements

IDENTITY OF RECIPIENT	COMPENSATION/ CONSIDERATION RECEIVED	CONDITIONS/RESTRICTIONS ON USE OF INFORMATION	FREQUENCY OF DISCLOSURE
Institutional Shareholder Services (ISS)	None	ISS is a proxy voting research and record keeping service used by Causeway to vote proxies for certain of the Columbia Funds. ISS needs the portfolio holdings to provide Causeway with proxy ballots, research and record keeping services so that Causeway may timely and accurately vote and record proxies for certain of the Columbia Funds.	Daily

Cogent Consulting LLC	None	To facilitate the evaluation of commission rates and to provide flexible commission reporting.	Daily

Moody’s Investors Service	None	Ongoing portfolio surveillance for ratings they maintain on the Money Market Funds.	Monthly

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INVESTMENT ADVISORY AND OTHER SERVICES

The Advisor and Investment Advisory Services

The Advisor (which is also the Administrator) has been a registered investment advisor since 1995. The Advisor is a wholly owned subsidiary of Columbia Management Group, LLC, which is the primary investment division of Bank of America. The Advisor and Columbia Management Group, LLC are located at 100 Federal Street, Boston MA 02110.

Services Provided

Pursuant to the terms of the Investment Advisory Agreement, the Advisor is responsible for the overall management and supervision of the investment management of each Fund. The Advisor performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund.

The Investment Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the Advisor’s obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Advisor shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Investment Advisory Agreement became effective with respect to each Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Investment Advisory Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Investment Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Advisor on 60 days’ written notice.

The Advisor pays all salaries of officers of the Trust, except for the CCO, a portion of whose salary is paid by the Columbia Funds. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, shareholder servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing Fund prospectuses to shareholders. The Distributor pays the cost of printing and distributing all other prospectuses.

Advisory Fee Rates and Fees Paid

The Funds pay the Advisor an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement, and as shown in the section entitled Management of the Fund – Primary Service Providers in each Fund’s prospectuses. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Advisor also may pay amounts from its own assets to the Distributor and/or to selling and/or servicing agents for services they provide.

The Advisor received fees from the Funds for its services as reflected in the following chart, which shows the advisory fees paid to the Advisor and the advisory fees waived/reimbursed by the Advisor, where applicable, for the three most recently completed fiscal periods.

Advisory Fees Paid by the Funds

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Corporate Bond Portfolio
Advisory Fee Paid	—	—	—
Amount Waived by the Advisor	—	—	—
Amount Reimbursed by the Advisor	—	—	—

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Advisory Fees Paid by the Funds

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006		Fiscal Year Ended March 31, 2005
Mortgage- and Asset-Backed Portfolio
Advisory Fee Paid	—	—		—
Amount Waived by the Advisor	—	—		—
Amount Reimbursed by the Advisor	—	—		—

Short Term Bond Fund
Advisory Fee Paid	$3,276,758	$3,600,226		$3,444,984
Amount Waived by the Advisor	—	—		$793,999
Amount Reimbursed by the Advisor	$218,450	$733,294	*	—

Total Return Bond Fund
Advisory Fee Paid	$6,637,263	$6,679,625		$7,919,056
Amount Waived by the Advisor	—	—		$13,210
Amount Reimbursed by the Advisor	—	$1,197,707	*	$1,044,185

Short Term Municipal Bond Fund
Advisory Fee Paid	$1,463,600	$2,202,184		$3,123,267
Amount Waived by the Advisor	—	—		—
Amount Reimbursed by the Advisor	$554,470	$622,983		$1,654,068

*	These fees were reimbursed by the Advisor in connection with a commitment by Bank of America to return certain fees to any Fund that was the subject of a market timing agreement, irrespective or not as to whether or not there was an independent determination of any negative impact to any Fund shareholders.

Portfolio Manager(s)

The following provides additional information about the portfolio manager(s) of the Advisor who are responsible for making the day-to-day investment decisions for the Funds. As described in the Management of the Fund – Primary Service Providers section of each Fund’s prospectuses, the portfolio manager(s) of the Advisor who are responsible for the Funds are:

Portfolio Manager(s) of the Advisor

Portfolio Manager	Fund
Leonard Aplet	Mortgage- and Asset-Backed Portfolio Short Term Bond Fund Total Return Bond Fund

Kevin Cronk	Total Return Bond Fund

James D’Arcy	Short Term Municipal Bond Fund

Thomas LaPointe	Total Return Bond Fund

Laura Ostrander	Total Return Bond Fund

Carl Pappo	Corporate Bond Portfolio Total Return Bond Fund

Ronald Stahl	Short Term Bond Fund

Compensation

The Advisor’s portfolio managers received their compensation from the Advisor and its parent company, Columbia Management Group, LLC, in the form of salary, bonus, stock options, restricted stock, and notional investments through an incentive plan, the value of which is measured by reference to the performance of the Columbia Funds in which the account is invested. A portfolio manager’s bonus is variable and generally is based on (1) an evaluation of the portfolio manager’s

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investment performance and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Advisor generally considers the one, three and five year performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups noted below, emphasizing the portfolio manager’s three and five year performance. The Advisor also may consider a portfolio manager’s performance in managing client assets in sectors and industries assigned to the portfolio manager as part of his/her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance.

Performance Benchmarks

Portfolio Manager	Benchmark(s)	Peer Group
Leonard Aplet	Merrill Lynch 1-3 Year Treasury Index (Short Term Bond Fund)	Lipper Short Investment Grade Debt Classification

	Lehman Aggregate Bond Index (Total Return Bond Fund)	Lipper Intermediate Investment Grade Debt Classification

	Lehman Brothers Mortgage-Backed Securities Index (Mortgage and Asset-Backed Portfolio)	N/A

Kevin Cronk	Lehman Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Classification

James D’Arcy	Merrill Lynch 1-3 Year Municipal Index	Lipper Short Municipal Debt Classification

Thomas LaPointe	Lehman Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Classification

Laura Ostrander	Lehman Aggregate Bond Index	Lipper Intermediate Investment Grade Debt Classification

Carl Pappo	Lehman U.S. Credit Index (Corporate Bond Portfolio)	N/A

	Lehman Aggregate Bond Index (Total Return Bond Fund)	Lipper Intermediate Investment Grade Debt Classification

Ronald Stahl	Merrill Lynch 1-3 Year Treasury Index	Lipper Short Investment Grade Debt Classification

The size of the overall bonus pool each year is determined by Columbia Management Group, LLC and depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the Advisor’s profitability for the year, which is largely determined by assets under management.

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Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the portfolio manager(s) of the Advisor managed, as of March 31, 2007.

Other Accounts Managed by the Portfolio Manager(s)

	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Carl Pappo(a)	3	$4.8 billion	—	—	4	$750,000
Carl Pappo(b)	3	$2.975 billion	—	—	4	$750,000
Kevin Cronk(b)	12	$6.929 billion	6	$253 million	4	$254 million
Thomas LaPointe(b)	12	$6.929 billion	6	$253 million	4	$254 million
Leonard Aplet(b)	13	$5.26 billion	8	$1.6 billion	130	$6.5 billion
Leonard Aplet(c)	12	$3.5 billion	8	$1.6 billion	130	$6.5 billion
Leonard Aplet(d)	12	$4.1 billion	8	$1.6 billion	130	$6.5 billion
James D’Arcy(e)	—	—	—	—	41	$4.937 billion
Ronald Stahl(d)	7	$663 million	6	$425 million	89	$5.0 billion
Laura Ostrander(b)	3	$2.0 billion	—	—	10	$1.497 million

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Corporate Bond Portfolio.
(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Total Return Bond Fund.
(c)	“Other SEC-registered open-end and closed-end funds” represents funds other than Mortgage- and Asset-Backed Portfolio.
(d)	“Other SEC-registered open-end and closed-end funds” represents funds other than Short Term Bond Fund.
(e)	“Other SEC-registered open-end and closed-end funds” represents funds other than Short Term Municipal Bond Fund.

The following table shows the number and assets of the above accounts (or portions of such accounts) for which the advisory fee is based on performance, as of March 31, 2007.

Other Accounts Managed by the Portfolio Manager(s) for which the Advisory Fee is Based on Performance

	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
Portfolio Manager	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Carl Pappo(a)	—	—	—	—	—	—
Carl Pappo(b)	—	—	—	—	—	—
Kevin Cronk(b)	—	—	—	—	—	—
Leonard Aplet(b)	—	—	—	—	—	—
Leonard Aplet(c)	—	—	—	—	—	—
Leonard Aplet(d)	—	—	—	—	—	—
James D’Arcy(e)	—	—	—	—	—	—
Ronald Stahl(d)	—	—	—	—	—	—

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Other Accounts Managed by the Portfolio Manager(s) for which Compensation is Based on Performance

Portfolio Manager	Other SEC-registered open-end and closed-end funds		Other pooled investment vehicles		Other accounts

	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Thomas LaPointe(b)	—	—	—	—	—	—
Laura Ostrander(b)	—	—	—	—	—	—

(a)	“Other SEC-registered open-end and closed-end funds” represents funds other than Corporate Bond Portfolio.
(b)	“Other SEC-registered open-end and closed-end funds” represents funds other than Total Return Bond Fund.
(c)	“Other SEC-registered open-end and closed-end funds” represents funds other than Mortgage- and Asset-Backed Portfolio.
(d)	“Other SEC-registered open-end and closed-end funds” represents funds other than Short Term Bond Fund.
(e)	“Other SEC-registered open-end and closed-end funds” represents funds other than Short Term Municipal Bond Fund.

Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the Advisor’s portfolio manager(s), as of March 31, 2007.

Portfolio Manager Ownership of the Funds as of March 31, 2007

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned

Leonard Aplet	Mortgage and Asset-Backed Portfolio	None

Leonard Aplet	Short Term Bond Fund	$100,001-$500,000(a) $1 - $10,000(b)

Leonard Aplet	Total Return Bond Fund	$1 - $10,000(a) $1 - $10,000(b)

Kevin Cronk	Total Return Bond Fund	None

Richard Cutts	Short Term Bond Fund	$100,001 -$500,000(b)

Richard Cutts	Total Return Bond Fund	$10,001 -$50,000(b)

James D’Arcy	Short Term Municipal Bond Fund	None

Thomas LaPointe	Total Return Bond Fund	$1 - $10,000

Laura Ostrander	Total Return Bond Fund	None

Carl Pappo	Corporate Bond Portfolio	None

Carl Pappo	Total Return Bond Fund	None

Ronald Stahl	Short Term Bond Fund	None

(a)	Excludes any notional investments.
(b)	Notional investments through a deferred compensation account.

The Advisor’s Portfolio Managers and Potential Conflicts of Interests

Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Advisor and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

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The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Advisor’s Code of Ethics and certain limited exceptions, the Advisor’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Advisor’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Advisor and the Funds have adopted compliance procedures that provide that any transactions between a Fund and another account managed by the Advisor are to be made at an independent current market price, consistent with applicable laws and regulation.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. Many of the potential conflicts of interest to which the Advisor’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Advisor and its affiliates. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Advisor and its affiliates.

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The Administrator

Columbia Management Advisors, LLC (which is also the Advisor) serves as Administrator of the Funds.

Services Provided

Pursuant to the terms of the Administration Agreement, the Administrator has agreed to, among other things, (i) provide office space, equipment and clerical personnel; (ii) arrange, if desired by the Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each Fund; (iii) prepare and, if applicable, file all documents required for compliance by each Fund with applicable laws and regulations; (iv) prepare agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; (v) coordinate and oversee the activities of each Fund’s other third party service providers; and (vi) maintain certain books and records of each Fund.

Administration Fee Rates and Fees Paid

The Administrator receives fees as compensation for its services, which are computed daily and paid monthly, at the annual rates shown in the table below.

Administration Fee Rates

Fund	Administration Fee Rate, as a % of Average Daily Net Assets
Corporate Bond Portfolio	As mutually agreed upon by the Trust and CMA from time to time. Pursuant to a separate agreement for this Fund, an affiliate of CMA has agreed to absorb all fees and expenses incurred under the Administration Agreement.

Mortgage- and Asset-Backed Portfolio	As mutually agreed upon by the Trust and CMA from time to time. Pursuant to a separate agreement for this Fund, an affiliate of CMA has agreed to absorb all fees and expenses incurred under the Administration Agreement.

Short Term Bond Fund	0.14%

Total Return Bond Fund	0.15%

Short Term Municipal Bond Fund	0.15%

The following chart shows the administration fees paid to the Administrator for the three most recently completed fiscal periods. Prior to August 22, 2005, these fees were paid to BACAP Distributors, LLC, the former administrator for the Funds.

Administration Fees Paid by the Funds

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Corporate Bond Portfolio
Administration Fee Paid	—	—	—
Amount Waived/Reimbursed by the Administrator	—	—	—
Mortgage- and Asset-Backed Portfolio
Administration Fee Paid	—	—	—
Amount Waived/Reimbursed by the Administrator	—	—	—
Short Term Bond Fund
Administration Fee Paid	$1,373,210	$1,627,603	$2,243,000
Amount Waived/Reimbursed by the Administrator	$218,450	$240,015	$433,509

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Administration Fees Paid by the Funds

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Total Return Bond Fund
Administration Fee Paid	$2,759,882	$2,885,235	$4,112,000
Amount Waived/Reimbursed by the Administrator	—	—	$510,087
Short Term Municipal Bond Fund
Administration Fee Paid	$607,744	$1,119,283	$2,119,000
Amount Waived/Reimbursed by the Administrator	—	—	$416,048

Pricing and Bookkeeping Services

State Street Bank and Trust Company is responsible for providing certain pricing and bookkeeping services to the Funds.

Services Provided

Effective December 15, 2006, the Funds entered into a Financial Reporting Services Agreement with State Street Bank and Trust Company and Columbia Management Advisors, LLC (the Financial Reporting Services Agreement) pursuant to which State Street Bank and Trust Company provides financial reporting services to the Funds. Also effective December 15, 2006, the Funds entered into an Accounting Services Agreement with State Street Bank and Trust Company and Columbia Management Advisors, LLC (collectively with the Financial Reporting Services Agreement, the State Street Agreements) pursuant to which State Street Bank and Trust Company provides accounting services to the Funds. Under the State Street Agreements, the Funds pay State Street Bank and Trust Company an annual fee of $38,000 paid monthly. In addition, the Funds pay a monthly fee based on an annualized percentage rate of average daily net assets of the Funds for the month. The aggregate fee during any years shall not exceed $140,000 annually (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street Bank and Trust Company for certain out-of-pocket expenses and charges.

Effective December 15, 2006, the Funds entered into a Pricing and Bookkeeping Oversight and Services Agreement (the Services Agreement) with Columbia Management Advisors, LLC. Under the Services Agreement, Columbia Management Advisors, LLC provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street Bank and Trust Company. Under the Services Agreement, the Funds reimburse Columbia Management Advisors, LLC for out-of-pocket expenses and direct internal costs relating to accounting oversight and for services relating to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

Prior to December 15, 2006, Columbia Management Advisors, LLC was responsible for providing pricing and bookkeeping services to the Funds under a pricing and bookkeeping agreement and was entitled to receive an annual fee at the same rate described above under the State Street Agreements. Under separate agreements between Columbia Management Advisors, LLC and State Street Bank and Trust Company, Columbia Management Advisors, LLC delegated certain functions to State Street Bank and Trust Company. As a result of the delegation, the total fees payable under the pricing and bookkeeping agreement (other than certain reimbursements paid to Columbia Management Advisors, LLC and discussed below) were paid to State Street Bank and Trust Company. The Funds also reimbursed Columbia Management Advisors, LLC for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Funds’ portfolio securities and direct internal costs incurred by Columbia Management Advisors, LLC in connection with providing fund accounting oversight and monitoring and certain other services.

Pricing and Bookkeeping Fees Paid

Columbia Management Advisors, LLC and State Street Bank and Trust Company received fees from the Funds for their services as reflected in the following chart, which shows the net pricing and bookkeeping fees paid to State Street Bank

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and Trust Company and to Columbia Management Advisors, LLC for the two most recently completed fiscal years. Prior to December 1, 2005, pricing and bookkeeping agency services were provided by the Administrator under the Administration Agreement.

Pricing and Bookkeeping Fees Paid by the Funds

Pricing and Bookkeeping Fees Paid by the Funds

Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006*
Corporate Bond Portfolio	—	—
Mortgage- and Asset-Backed Portfolio	—	—
Short Term Bond Fund	$185,412	$63,079
Total Return Bond Fund	$251,073	$69,239
Short Term Municipal Bond Fund	$140,144	$72,626

*	These amounts were paid to Columbia Management Advisors, LLC for the period beginning December 1, 2005 and ending March 31, 2006.

The Principal Underwriter/Distributor

Columbia Management Distributors, Inc. is the principal underwriter and distributor of the shares of the Funds. Its address is: One Financial Center, Boston, MA 02111.

Distribution Obligations

Pursuant to a Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

The Distribution Agreement became effective with respect to a Fund after approval by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.

Underwriting Commissions

The following table shows all commissions and other compensation received by the Distributor, as well as amounts the Distributor retained, for the fiscal year ended March 31, 2007. During the fiscal year ended March 31, 2006, the Distributor received $6,868,017 in underwriting commissions for all Funds it serves, of which the Distributor retained $6,868,017. During the fiscal year ended March 31, 2005, the Distributor received $11,205,844 in underwriting commissions for all Funds it serves, of which the Distributor retained $11,205,844.

Underwriting Commissions Paid by the Funds and Retained by the Distributor

Underwriting Commissions Paid by the Funds and Retained by the Distributor

Fund	Fiscal Period Ended March 31, 2007
Corporate Bond Portfolio
Amount Paid

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Underwriting Commissions Paid by the Funds and Retained by the Distributor

Fund	Fiscal Year Ended March 31, 2007
Class A shares	$0.00
Mortgage- and Asset-Backed Portfolio
Amount Paid
Class A shares	$0.00
Short Term Bond Fund
Amount Paid
Class A shares	$6,274.53
Amount Retained
Class A shares	$1,651.00
Class B shares	$14,354.00
Class C shares	$691.00
Total Return Bond Fund
Amount Paid
Class A shares	$7,498.67
Amount Retained
Class A shares	$1,759.00
Class B shares	$7,584.00
Class C shares	$38.00
Short Term Municipal Bond Fund
Amount Paid
Class A shares	$1,020.59
Amount Retained
Class A shares	$3,238.00
Class B shares	$0.00
Class C shares	$178.00

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     Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund – Primary Service Providers section of each Fund’s prospectuses, the Advisor, Administrator, Distributor and Transfer Agent, all affiliates of Bank of America, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which is included as an exhibit to Part C of the Funds’ registration statement.

In many instances, the compensation paid to the Advisor and other Bank of America affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Advisor and other Bank of America affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. These conflicts of interest also are highlighted in account documentation and other disclosure materials of Bank of America affiliates that make available or offer the Columbia Funds as investments in connection with their respective products and services. In addition, Part IA of the Advisor’s Form ADV, which it must file with the SEC as an investment advisor registered under the Investment Advisers Act of 1940, provides information about the Advisor’s business, assets under management, affiliates and potential conflicts of interest. Part IA of the Advisor’s Form ADV is available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Bank of America and its affiliates, including the investment advisory/management services it provides for clients and customers other than the Funds. In this regard, Bank of America is a major financial services company, engaged in a wide range of financial activities beyond the mutual fund-related activities of the Advisor, including, among others, commercial banking, investment banking, broker/dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Bank of America and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Bank of America and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Advisor and other affiliates of Bank of America may advise or manage funds and accounts other than the Funds. In this regard, Bank of America and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Advisor and Bank of America’s other investment advisor affiliates (including Marsico Capital Management, LLC and Columbia Wanger Asset Management, L.P.) will give advice to and make decisions for all advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Bank of America and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Bank of America and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the advisory relationships of the Advisor and other Bank of America affiliates with other clients and customers. Advice given to a Fund and/or investment decisions made for a Fund by the Advisor or other Bank of America affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of a Fund may differ from the performance of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates. Similarly, a position taken by Bank of America and its affiliates, including the Advisor, on behalf of other funds or accounts may be contrary to a position taken on behalf of a Fund. Moreover, Bank of America and its affiliates, including the Advisor, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which a Fund is invested. For example, a Fund may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If

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the portfolio company were to experience financial difficulties, it might be in the best interest of the Fund for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Bank of America and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Advisor or other Bank of America affiliates also may have a negative effect on the value, price or investment strategies of a Fund. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, a Fund and causes the Fund to experience less favorable trading results than it otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Advisor and other Bank of America affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as a Fund. In this situation, the allocation of, and competition for, investment opportunities among a Fund and other funds and/or accounts advised/managed by the Advisor or other Bank of America affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Advisor has adopted policies and procedures addressing the allocation of investment opportunities among the Funds and other funds and accounts advised by the Advisor and other affiliates of Bank of America. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Bank of America and its affiliates also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Bank of America and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Bank of America and its affiliates, including the portfolio managers of the Advisor, will make investment decisions without regard to information otherwise known by other employees of Bank of America and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Bank of America and its affiliates. For example, if the Advisor or another Bank of America affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Advisory and Other Services – Advisor and Investment Advisory Services – Portfolio Manager(s) – The Advisor’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “soft dollar services,” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials) that the Advisor may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund.

Services Provided to Other Advised/Managed Accounts

Bank of America and its affiliates also may act as an investment advisor, investment manager, administrator, transfer agent, custodian, trustee, broker/dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation that the Advisor, Distributor and Transfer Agent and other Bank of America affiliates receive could be greater than the compensation Bank of America and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Advisor, Distributor and Transfer Agent and other Bank of America affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Bank of America and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other

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advised/managed funds and accounts over the Funds. Trades made by Bank of America and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Advisor and other Bank of America affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Although the Advisor endeavors to make all proxy voting decisions with respect to the interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Advisor’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless benefit other advised/managed funds and accounts, and/or clients, of Bank of America and its affiliates. The Advisor has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Funds, without any resulting benefit or detriment to the Advisor and/or its affiliates, including Bank of America and its affiliates. For more information about the Advisor’s proxy voting policies and procedures, see Investment Advisory and Other Services – Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Bank of America and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to a Fund. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Bank of America and its affiliates will materially adversely affect the Funds, Bank of America and its affiliates have adopted policies and procedures, and the Funds, the Board, the Advisor and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services – Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, the Fund may enter into transactions in which Bank of America and/or its affiliates may have an interest that potentially conflicts with the interests of the Funds. For example, BAS may sell securities to a Fund from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements.

Investment Limitations Arising from Bank of America Activities

Regulatory restrictions applicable to Bank of America and its affiliates may limit the Funds’ investment activities in various ways. For example, regulations regarding certain industries and markets, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, Bank of America and its affiliates also may be restricted in the securities that can be bought or sold for the Funds and other advised/managed funds and accounts because of the investment banking, lending or other relationships Bank of America and its affiliates have with the issuers of securities. This could happen, for example, if the Funds and/or other advised/managed funds and accounts desired to buy a security issued by a company for which Bank of America or its affiliates served as underwriter. The internal policies and procedures of Bank of America and its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict the Funds’ investment activities. A client not advised by Bank of America and its affiliates would not be subject to many of these restrictions. See also About the Funds’ Investments – Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Bank of America and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The lending, investment banking and other relationships that Bank of America and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Bank of America and/or its affiliates and/or in companies in which Bank of America and its affiliates have a lending, investment banking, equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such

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securities by a Fund may enhance the profitability and the business interests of Bank of America and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Advisor of information derived from the non-investment advisory/management activities of Bank of America and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls). Because of these limitations, Bank of America and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Advisor.

Actual and Potential Conflicts of Interest Related to Bank of America Affiliates’ Marketing and Use of the Columbia Funds as an Investment Options

Bank of America and its affiliates also provide a variety of products and services that, in some manner, may utilize the Columbia Funds as investment options. For example, the Columbia Funds may be offered as investments in connection with brokerage and other securities products offered by BAI, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by U.S. Trust, Bank of America Private Wealth Management, as well as for other Columbia Funds structured as “funds of funds.” In addition, the Columbia Money Market Funds are offered as an investment option for a variety of cash management and “sweep” account programs offered by Bank of America and its affiliates. The Columbia Funds also may use the Columbia Money Market Funds for cash investment purposes. The use of the Columbia Funds in connection with other products and services offered by Bank of America and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are highlighted in account documentation and other disclosure materials for the other products and services offered by Bank of America and its affiliates.

Bank of America and its affiliates, including the Advisor, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Bank of America and its affiliates, including BAI, do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Advisor and other affiliates of Bank of America may receive for providing services to the Funds is generally based on the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may exist. See Brokerage Allocation and Other Practices – Additional Financial Intermediary Payments for more information.

Other Services Provided

The Transfer Agent

Columbia Management Services, Inc. acts as Transfer Agent for each Fund’s shares and can be contacted at P.O. Box 8081, Boston, Massachusetts 02286-8081. Under the Transfer Agency Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds. Effective April 1, 2006, the Funds pay the Transfer Agent an annual transfer agency fee of $17.00 per account, payable monthly. In addition, the Funds may pay the Transfer Agent for the fees and expenses the Transfer Agent pays to third party dealer firms that maintain omnibus accounts with the Funds, subject to a cap equal to 0.11% of a Fund’s net assets represented by the account. The Funds also pay certain reimbursable out-of-pocket expenses to the Transfer Agent, and the Transfer Agent also may retain as additional compensation for its services revenues for fees for wire, telephone and sell orders, IRA trustee agent fees and account transcripts due the Transfer Agent from Fund shareholders and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. For the period November 1, 2005 to March 31, 2006, the Funds paid the Transfer Agent an annual fee of $15.23 per account, payable monthly.

The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian

State Street Bank and Trust Company, which is located at Two Avenue de Lafayette, LCC/4S, Boston, MA 02111 acts as the Funds’ Custodian. As Custodian, State Street Bank and Trust Company is responsible for safeguarding the Funds’ cash and securities, receiving and delivering securities and collecting the Funds’ interest and dividends.

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Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, which is located at 125 High Street, Boston, MA 02110, is the Funds’ independent registered public accounting firm. The Funds issue unaudited financial statements semi-annually and audited financial statements annually. The annual financial statements for the Funds’ fiscal year ended March 31, 2007 have been audited by PricewaterhouseCoopers LLP. The Board has selected PricewaterhouseCoopers LLP as the independent registered public accounting firm to audit the Funds’ books and review its tax returns for the fiscal year ended March 31, 2008.

Counsel

Morrison & Foerster LLP serves as legal counsel to the Trust. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.

Distribution Plans

The Trust has adopted a Rule 12b-1, or a distribution plan, for Class A shares, Class B shares, Class C shares and Class R shares of the Funds that offer those classes. See Capital Stock and Other Securities for information about which Funds offer which classes of shares.

With respect to a Fund’s Class A shares, the Trust has adopted a combined distribution and shareholder servicing plan. The Class A Distribution and Shareholder Servicing Plan and the Class A Distribution Plan provide that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide or to Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Funds.

With respect to a Fund’s Class B shares, the Trust has adopted a distribution plan. The Class B Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class B shares of the Funds.

With respect to a Fund’s Class C shares, the Trust has adopted a distribution plan. The Class C Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Class C shares of the Funds.

With respect to a Fund’s Class R shares, the Trust has adopted a distribution plan. The Class R Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling Agents for sales support services they may provide, up to 0.50% (on an annualized basis) of the average daily net asset value of the Class R shares of the Funds.

Payments under the Class A Distribution and Servicing Plan, the Class A Distribution Plan, the Class B Distribution Plan, the Class C Distribution Plan and the Class R Distribution Plan generally may be made with respect to the following: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor’s or Selling Agents’ unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities.

All of the Distribution Plans may be terminated with respect to their respective shares by vote of a majority of the Trustees, including a majority of the Independent Board Members, or by vote of a majority of the holders of the outstanding voting securities of the appropriate share class. Any change in a Rule 12b-1 Plan that would increase materially the distribution expenses paid by the appropriate share class requires shareholder approval.

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Expenses incurred by the Distributor pursuant to a Distribution Plan in any given year may exceed the sum of the fees received under the Distribution Plan. Any such excess may be recovered by the Distributor in future years so long as the Distribution Plan is in effect. If the Distribution Plan were terminated or not continued, a Fund would not be contractually obligated to pay the Distributor for any expenses not previously reimbursed by the Fund. There were no unreimbursed expenses incurred under any of the Distribution Plans in the previous fiscal year to be carried over to the current fiscal year.

The Funds participate in joint distribution activities with other Funds in the Columbia Funds Family. The fees paid under each Distribution Plan adopted by a Fund may be used to finance the distribution of the shares of other Funds in the Columbia Funds Family. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

With respect to a Fund’s Class B shares and Class C shares, the Trust has adopted a shareholder servicing plan that provides that a Fund may compensate Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Class B shares and Class C shares, respectively, of the Funds.

During the most recently completed fiscal year, the Distributor received distribution and service fees from the Funds for its services as reflected in the following chart. The Trust is not aware as to what amount, if any, of the Rule 12b-1 fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel or interest, carrying or other financing charges.

Distribution and Service Fees Paid by the Funds for the Fiscal Year Ended March 31, 2007

Fund	Class A Shares	Class B Shares	Class C Shares	Class R Shares
Corporate Bond Portfolio
Distribution Fee	—	—	—	—
Service Fee	—	—	—	—

Mortgage- and Asset-Backed Portfolio
Distribution Fee	—	—	—	—
Service Fee	—	—	—	—

Short Term Bond Fund
Distribution Fee	—	$179,241	$147,037	—
Service Fee	$191,394	$59,747	$49,012	—

Total Return Bond Fund
Distribution Fee	—	$70,489	$18,991	—
Service Fee	$68,893	$23,496	$6,330	—

Short Term Municipal Bond Fund
Distribution Fee	—	$6,030	$151,629	—
Service Fee	$103,435	$2,010	$50,543	—

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Expense Limitations

The Advisor (or its predecessor) and/or the Distributor has committed to: (i) waive investment advisory fees and/or administration fees payable to it; and (ii) limit certain Fund level expenses to the extent necessary to maintain the expense ratios (through fee waivers or expense reimbursements) reflected in the table below.

Administration Fee Waiver and Fund Level Expense Commitments - Period ending July 31, 2008

Fund	Expense Commitments*	Administration Fee Waiver
Short Term Bond Fund	n/a	0.02%
Total Return Bond Fund**	0.60%	n/a
Short Term Municipal Bond Fund**	0.40%	n/a

*	Waivers of investment advisory and/or administration fees and/or other expense reimbursements will result in the listed fund level expense commitments (excluding distribution/shareholder servicing/shareholder administration fees and the Board approved class specific account expense relating to R Shares).
**	The Advisor and the Distributor are entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund’s total operating expenses to exceed the expense commitment then in effect.

Codes of Ethics

The Funds, the Advisor and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j-1 under the 1940 Act. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics are included as exhibits to Part C of the Funds’ registration statement. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

Proxy Voting Policies and Procedures

The Funds have delegated to the Advisor the responsibility to vote proxies relating to portfolio securities held by the Funds. In deciding to delegate this responsibility to the Advisor, the Board reviewed and approved the policies and procedures adopted by the Advisor. These included the procedures that the Advisor follows when a vote presents a conflict between the interests of the Funds and their shareholders and the Advisor, its affiliates, its other clients or other persons.

The Advisor’s policy is to vote all proxies for Fund securities in a manner considered by the Advisor to be in the best interest of the Funds and their shareholders without regard to any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to impact adversely the current or potential market value of the issuer’s securities. The Advisor also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Funds. The Advisor determines the best interest of a Fund in light of the potential economic return on the Fund’s investment.

The Advisor seeks to address potential material conflicts of interest by having predetermined voting guidelines. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Advisor’s Proxy Committee determines the vote in the best interest of the Funds, without consideration of any benefit to the Advisor, its affiliates, its other clients or other persons. The Advisor’s Proxy Committee is composed of representatives of the Advisor’s equity investments, equity research, compliance, legal and fund administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on a semi-annual basis, the Advisor’s proxy voting policies to ensure consistency with internal and regulatory agency policies and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

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The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to impact adversely the current or potential market value of the issuer’s securities or to affect adversely the best interest of the Funds. References to the best interests of the Funds refer to the interest of the Funds in terms of the potential economic return on the client’s investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the Funds. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Advisor has retained Glass-Lewis & Co., a third-party vendor, to implement its proxy voting process. Glass-Lewis & Co. provides proxy analysis, record keeping services and vote disclosure services.

Information regarding how the Columbia Funds (except certain Columbia Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (i) through the Columbia Funds’ website at www.columbiafunds.com; and (ii) on the SEC’s website at www.sec.gov. For a copy of the Advisor’s policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Columbia Funds, see Appendix B to this SAI.

Expenses Paid by Third Parties

The Distributor and the Administrator furnish, without additional cost to the Funds, the services of certain officers of the Funds and such other personnel (other than the personnel of the Advisor or the investment sub-advisor(s), if applicable) as are required for the proper conduct of the Funds’ affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Funds’ shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans of each Fund, sales-related expenses incurred by the Distributor may be reimbursed by the Funds.

The Funds pay or cause to be paid all other expenses of the Funds, including, without limitation: the fees of the Advisor, the Distributor and the Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Funds for the safekeeping of their cash, Fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Funds; brokerage commissions chargeable to the Funds in connection with Fund securities transactions to which the Funds are a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Funds to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Funds’ shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of preparing and typesetting prospectuses and statements of additional information of the Funds (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Funds’ shareholders; all expenses of shareholders’ and Trustee meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Funds’ shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Funds; membership dues of industry associations; interest payable on Fund borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Funds which inure to their benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Funds’ operation unless otherwise explicitly assumed by the Advisor or the Administrator.

Expenses of the Funds which are not attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or Fund based upon the relative net assets of each class or Fund. Expenses which are not directly attributable to a specific class of shares but are attributable to a specific Fund are prorated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

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FUND GOVERNANCE

The Board

Responsibilities

The Board oversees the Trust and the Funds. The Trustees have a fiduciary duty to protect shareholders’ interests when supervising and overseeing the management and operations of the Trust and have the responsibility of assuring that the Trust’s Funds are managed in the best interests of shareholders. The following table provides basic information about the Trustees as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Trustee is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02111.

Independent Trustee Biographical Information

Name, Year of Birth and Position Held with the Trust	Year First Appointed or Elected to a Board in the Columbia Funds Complex	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee
Edward J. Boudreau, Jr. (Born 1944) Trustee	Indefinite term; Trustee since January 2005	Managing Director – E.J. Boudreau & Associates (consulting), through current	79	None

William P. Carmichael (Born 1943) Trustee and Chairman of the Board	Indefinite term; Trustee since 1999	Retired	79	Director – Cobra Electronics Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942) Trustee	Indefinite term; Trustee since January 2005	President, Retail Banking – IndyMac Bancorp, Inc., from September 1999 to August 2003; Retired	79	None

R. Glenn Hilliard (Born 1943) Trustee	Indefinite term; Trustee since January 2005	Chairman and Chief Executive Officer – Hilliard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer – ING Americas, from 1999 to April 2003; and Non-Executive Director & Chairman – Conseco, Inc. (insurance), from September 2004 through current	79	Director – Conseco, Inc. (insurance)

Minor M. Shaw (Born 1947) Trustee	Indefinite term; Trustee since 2003	President – Micco Corporation and Mickel Investment Group	79	Board Member – Piedmont Natural Gas

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Standing Committees

The Trust has three standing committees, including the Audit Committee, the Governance Committee and the Investment Committee.

The function of the Audit Committee is oversight. Management (which generally means the appropriate officers of a Company, and a Fund’s investment advisor(s), administrator(s) and other key service providers (other than the independent public accountant)) is primarily responsible for the preparation of the financial statements of each Fund, and the independent public accountants are responsible for auditing those financial statements. Management also is responsible for maintaining appropriate systems for accounting and “internal controls over financial reporting” (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent public accountants are primarily responsible for considering such internal controls over financial reporting in connection with their financial statement audits. While the Audit Committee has the duties and powers set forth in the Audit Committee charter, the Audit Committee is not responsible for planning or conducting any Fund audit or for determining whether a Fund’s financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

The Audit Committee has, among other things, specific power and responsibility to: (i) oversee its Funds’ accounting and financial reporting processes and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of key service providers; (ii) approve, and recommend to the full Board for its approval in accordance with applicable law, the selection and appointment of an independent auditor for each Fund prior to the engagement of such independent auditor; (iii) pre-approve all audit and non-audit services provided to each Fund by its independent auditor, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee’s responsibilities under the 1934 Act or applicable rules or listing requirements; and (iv) pre-approve all non-audit services provided by a Fund’s independent auditor to the Fund’s investment advisor and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund. The members of the Audit Committee are William A. Hawkins, Edward J. Boudreau, Jr. and William P. Carmichael. The Audit Committee members are all not “interested” persons (as defined in the 1940 Act). The Audit Committee met on seven occasions during the last fiscal year.

The primary responsibilities of the Governance Committee include, as set forth in its charter: (i) nominating Independent Trustees; (ii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Fund’s investment advisor or sub-advisor or any control affiliate thereof, including deferred compensation and retirement policies; and (iii) evaluating each Board and its committee structure as often as it deems necessary or desirable to determine whether each is functioning effectively. The Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion. The members of the Governance Committee are Minor M. Shaw, William A. Hawkins, R. Glenn Hilliard and William P. Carmichael. The Governance Committee members are all not “interested” persons (as defined in the 1940 Act). The Governance Committee met on three occasions during the last fiscal year.

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The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the full Board and the Advisor on investment matters, and by acting on behalf of the Board, on an interim basis, on investment issues in non-recurring or extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities, the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for the Funds; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Advisor; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. Each Trustee is a member of the Investment Committee. The Investment Committee members are all not “interested” persons (as defined in the 1940 Act). The Investment Committee met on six occasions during the last fiscal year.

Compensation

Trustees are compensated for their services to the Columbia Funds Family on a complex-wide basis, as shown in the table below.

Independent Trustee Compensation for the Fiscal Year Ended March 31, 2007

Name of Trustee	Aggregate Compensation from the Trust (a)	Total Compensation from the Columbia Funds Complex Paid to Independent Trustees
Edward J. Boudreau, Jr.	$94,614	$133,100	(b)
William P. Carmichael	$109,271	$153,750	(c)
Minor M. Shaw	$93,726	$132,000	(d)
R. Glenn Hilliard	$86,013	$121,000	(e)
William A. Hawkins	$96,368	$135,600	(f)

(a)	All Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board, which is included in the amounts shown.
(b)	Total compensation amount includes deferred compensation payable to Mr. Boudreau in the amount of: $30,688.
(c)	Total compensation amount includes deferred compensation payable to Mr. Carmichael in the amount of: $141,792.
(d)	Total compensation amount includes deferred compensation payable to Ms. Shaw in the amount of: $60,872.
(e)	Total compensation amount includes deferred compensation payable to Mr. Hilliard in the amount of: $111,594.
(f)	Total compensation amount includes deferred compensation payable to Mr. Hawkins in the amount of: $ -.

Columbia Funds Deferred Compensation Plan

Under the terms of the Columbia Funds Deferred Compensation Plan for Eligible Trustees (the Deferred Compensation Plan), each Trustee may elect, on an annual basis, to defer all or any portion of their compensation (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring Trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Columbia Funds. Distributions from the deferring Trustees’ deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten years beginning on the first day of the first calendar quarter following the later of the quarter in which the Trustee attains age 65 or the quarter in which the Trustee terminates service as Trustee of the Columbia Funds. The Board, in its sole discretion, may accelerate or extend such payments after a Trustee’s termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his/her deferral account, the balance of the deferral account will be distributed to his/her designated beneficiary in a lump sum as soon as practicable after the Trustee’s death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his/her deferral account, the balance of the amounts credited to his/her deferral account will be distributed to his/her designated beneficiaries over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way, and deferring Trustees have the status of unsecured creditors of the selected portfolios.

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Beneficial Equity Ownership

As of the date of this SAI, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of each class of shares of each Fund. The table below shows, for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2006

Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family
Edward J. Boudreau, Jr.	A	D
William P. Carmichael	A	E
Minor M. Shaw	A	C
R. Glenn Hilliard	A	C
William A. Hawkins	A	E

The Officers

The following table provides basic information about the Officers of the Trust as of the date of this SAI, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each Officer is: c/o Columbia Management Advisors, LLC, One Financial Center, Mail Stop MA5-515-11-05, Boston, MA 02110.

Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years

Christopher L. Wilson (Born 1957)	President	2004

President – Columbia Funds, since October 2004; Managing Director – Columbia Management Advisors, LLC, since September 2005; Senior Vice President – Columbia Management Distributors, Inc., since January 2005; Director – Columbia Management Services, Inc., since January 2005; Director – Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005;

Director – FIM Funding, Inc., since January 2005; President and Chief Executive Officer – CDC IXIS AM Services, Inc. (investment management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)	Senior Vice President, Secretary and Chief Legal Officer	2006	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

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Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed to Office	Principal Occupation(s) During the Past Five Years
J. Kevin Connaughton (Born 1964)	Senior Vice President, Chief Financial Officer and Treasurer	2000

Treasurer – Columbia Funds, since October 2003; Treasurer – the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000 – December 2006; Vice President –

Columbia Management Advisors, Inc., since April 2003; President – Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer – Galaxy

Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004 – Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)	Senior Vice President and Chief Compliance Officer	2007	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)	Chief Accounting Officer and Assistant Treasurer	2004	Director of Fund Administration since January 2006; Managing Director of the Advisor, September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Stephen T. Welsh (Born 1957)	Vice President	1996	President, Columbia Management Services, Inc. since July 2004; Senior Vice President and Controller, Columbia Management Services, Inc. prior to July 2004.

Jeffrey R. Coleman (Born 1969)	Deputy Treasurer	2004	Director of Fund Administration since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)	Deputy Treasurer	2004	Director of Fund Administration since January 2006; Head of Tax/Compliance and Assistant Treasurer from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) from May 2003 to October 2004; Senior Audit Manager, PricewaterhouseCoopers (independent registered public accounting firm) from July 2000 to April 2003.

Marybeth C. Pilat (Born 1968)	Deputy Treasurer	2006	Vice President, Mutual Fund Valuation of the Advisor since January 2006; Vice President, Mutual Fund Accounting Oversight of the Advisor prior to January 2006.

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Officer Biographical Information

Name, Year of Birth and Address	Position with the Trust	Year First Elected or Appointed	Principal Occupation(s) During the Past Five Years
Kathryn Dwyer-Thompson (Born 1967)	Assistant Treasurer	2006	Vice President, Mutual Fund Accounting Oversight of the Advisor since December 2004; Vice President, State Street Corporation (financial services) prior to December 2004.

Philip N. Prefontaine (Born 1948)	Assistant Treasurer	2006	Vice President, Mutual Fund Reporting of the Advisor since November 2004; Assistant Vice President of CDC IXIS Asset Management Services, Inc. (investment management) prior to November 2004.

Keith E. Stone (Born 1974)	Assistant Treasurer	2006	Vice President, Trustee Reporting of the Advisor since September 2003; Manager, Investors Bank & Trust Company (financial services) from December 2002 to September 2003; Audit Senior, Deloitte & Touche, LLP (independent registered public accounting firm) prior to December 2002.

Barry S. Vallan (Born 1969)	Controller	2006	Vice President-Fund Treasury of the Advisor since October 2004; Vice President-Trustee Reporting from April 2002 to October 2004; Management Consultant, PricewaterhouseCoopers (independent registered public accounting firm) prior to October 2002.

Peter T. Fariel (Born 1957)	Assistant Secretary	2006	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

Nicholas J. Kolokithas (Born 1972)	Assistant Secretary	2007

Assistant General Counsel, Bank of America since

March 2007; Vice President and Counsel, Deutsche Asset Management (investment management) from October 2005 to March 2007; Associate, Dechert LLP (law firm) from June 2000 to September 2005.

Julie B. Lyman (Born 1970)	Assistant Secretary	2007	Assistant General Counsel, Bank of America since October 2006; Associate, Kirkpatrick & Lockhart Nicholson Graham LLP (law firm) from April 2004 to October 2006; Counsel & Assistant Vice President, CDC IXIS Asset Management Services, Inc. (investment management) prior to April 2004.

Ryan C. Larrenaga (Born 1970)	Assistant Secretary	2005	Assistant General Counsel, Bank of America since March 2005; Associate, Ropes & Gray LLP (law firm) from 1998 to February 2005.

Julian Quero (Born 1967)	Assistant Treasurer	2003	Senior Compliance Manager of the Advisor since April 2002.

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BROKERAGE ALLOCATION AND OTHER PRACTICES

General Brokerage Policy, Brokerage Transactions and Broker Selection

Subject to policies established by the Board, the Advisor (or the investment sub-advisor(s) who make the day-to-day investment decisions for a Fund, as applicable) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of a Fund’s securities transactions and for the allocation of brokerage commissions in connection with such transactions. The Advisor’s primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principals for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s “concession” or “discount.” On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.

The Funds are affiliated with the NYSE specialist firm Fleet Specialist, Inc. In order to ensure that markets are fair, orderly and competitive, NYSE specialist firms are responsible for maintaining a liquid and continuous two-sided auction market by acting as both an agent and a principal. Specialists are entrusted to hold the interests of customer orders above the specialist’s own interests, and will buy and sell securities as principal when such transactions are necessary to minimize imbalances between supply and demand. Fleet Specialist, Inc. may make a market in certain securities held by the Funds.

In placing orders for portfolio securities of a Fund, the Advisor gives primary consideration to obtaining the best net prices and most favorable execution. This means that the Advisor will seek to execute each transaction at a price and commission, if any, which provides the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Advisor will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instance and other transactions and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Advisor’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Advisor and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services also may include the arranging of meetings with management of companies and the provision of access to consultants who supply research information.

The outside research is useful to the Advisor since, in certain instances, the broker/dealers utilized by the Advisor may follow a different universe of securities issuers and other matters than those that the Advisor’s staff can follow. In addition, this research provides the Advisor with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Advisor. Research services that are provided to the Advisor by broker/dealers are available for the benefit of all accounts managed or advised by the Advisor. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Advisor is of the opinion that because the broker/dealer research supplements rather than replaces the Advisor’s own research, the receipt of such research does not tend to decrease the Advisor’s expenses, but tends to improve the quality of its investment advice. However, to the extent that the Advisor would have bought any such research services had such services not been provided by broker/dealers, the expenses of such services to the Advisor could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the clients of the Advisor other than the Funds. Conversely, any research services received by the Advisor through the placement of transactions of other clients may be of value to the Advisor in fulfilling its obligations to the Funds. The

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Advisor is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Advisor’s investment advice. The advisory fees paid by the Trust are not reduced because the Advisor receives such services.

Under Section 28(e) of the 1934 Act, the Advisor shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Advisor must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Advisor’s clients, including the Funds.

Commission rates are established pursuant to negotiations with broker/dealers based on the quality and quantity of execution services provided by broker/dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Advisor, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

In certain instances there may be securities that are suitable for more than one Fund as well as for one or more of the other clients of the Advisor. Investment decisions for each Fund and for the Advisor’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment advisor, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect a Fund.

The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Fund’s interests.

The Trust will not execute portfolio transactions through, or buy or sell portfolio securities from or to, the Distributor, the Advisor, the Administrator or their affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Advisor is authorized to allocate buy and sell orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions that are affiliated with Bank of America. To the extent that a Fund executes any securities trades with an affiliate of Bank of America, the Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that the Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (i) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (ii) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (iii) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

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Certain affiliates of Bank of America, such as its subsidiary banks, may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds bought by certain of the Funds. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, the Funds may buy securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. The Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to Rule 10f-3.

Given the breadth of the Advisor’s investment management activities, investment decisions for each Fund are not always made independently from those for other funds, or other investment companies and accounts advised or managed by the Advisor. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment portfolio, investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to each Fund and such other funds, investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Advisor may aggregate the securities to be sold or bought for the Funds with those to be sold or bought for other funds, investment portfolios, investment companies, or accounts in executing transactions.

See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information about these and other conflicts of interest.

Brokerage Commissions

The following tables describe the types and amounts of brokerage commissions paid by the Funds during their three most recently completed fiscal years. In certain instances the Funds may pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions to affiliates are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds
Fund	Fiscal Year Ended March 31, 2007	Fiscal Year Ended March 31, 2006	Fiscal Year Ended March 31, 2005
Corporate Bond Portfolio	$882.25	$904	$0
Mortgage- and Asset-Backed Portfolio	$1,709.50	$429	$0
Short Term Bond Fund	$2,502.50	$0	$0
Total Return Bond Fund	$10,448.25	$8594	$0
Short Term Municipal Bond Fund	$0	$0	$0

The Funds paid no brokerage commissions to affiliated broker/dealers for the fiscal years ended March 31, 2005, 2006 and 2007.

Directed Brokerage

The Funds or the Advisor, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Funds’ brokerage transactions to a broker/dealer because of the research services it provides the Funds or the Advisor.

During the fiscal year ended March 31, 2007, no Fund directed brokerage transactions.

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Securities of Regular Broker/Dealers

In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Advisor uses to transact brokerage for the Columbia Funds Family.

As of March 31, 2007, the Funds owned securities of its “regular brokers or dealers” or their parents, as defined in Rule 10b-1 under the 1940 Act, as shown in the table below.

Investments in Securities of Regular Broker/Dealers as of March 31, 2007

Fund	Broker/Dealer	Dollar Amount of Securities Held
Corporate Bond Portfolio	WACHOVIA CORP TRANCHE S	$2,758,165
Corporate Bond Portfolio	CITIGROUP INC GLOBAL NT	$1,730,275
Corporate Bond Portfolio	MORGAN STANLEY SR GLOBAL	$1,302,519
Corporate Bond Portfolio	HSBC BK USA GLOBAL TRANCHE S	$1,242,463
Corporate Bond Portfolio	WELLS FARGO CO NEW SR NT	$943,160
Corporate Bond Portfolio	JPMORGAN CHASE CAP XVIII CAP SECS	$865,064
Corporate Bond Portfolio	AMERIPRISE FINL INC JR SUB NT	$620,614
Corporate Bond Portfolio	CITICORP	$588,208
Corporate Bond Portfolio	FIRST UN BK N C CHARLOTTE TRANCHE S	$487,725
Corporate Bond Portfolio	PRUDENTIAL FDG CORP MTN 144A TRANCHE T	$403,369
Corporate Bond Portfolio	MERRILL LYNCH + CO INC SUB NT	$307,763
Corporate Bond Portfolio	SALOMON SMITH BARNEY HLDGS	$212,164
Corporate Bond Portfolio	HARTFORD FINL SVCS GROUP INC SR NT	$32,323
Mortgage- and Asset-Backed Portfolio	N/A	N/A
Short Term Bond Fund	JPMORGAN CHASE + CO GLOBAL SR	$10,787,111
Short Term Bond Fund	CITIGROUP INC GLOBAL NT	$9,838,470
Short Term Bond Fund	WELLS FARGO + CO NEW MTN TRANCHE S	$9,041,879
Short Term Bond Fund	MERRILL LYNCH & CO	$7,860,024
Short Term Bond Fund	LEHMAN BROS HOLDING	$6,250,162
Short Term Bond Fund	CS FIRST BOSTON	$5,968,980
Short Term Bond Fund	COUNTRYWIDE FDG CORP MTN TRANCHE T	$5,863,596
Short Term Bond Fund	GOLDMAN SACHS	$5,553,083
Short Term Bond Fund	MORGAN STANLEY	$5,290,553
Short Term Bond Fund	MARSHALL + ILSLEY CORP SR NT	$4,936,890
Short Term Bond Fund	U.S. BANCORP	$4,901,190
Short Term Bond Fund	MELLON FINL CO	$3,499,595
Short Term Bond Fund	GENWORTH FINL INC NT	$1,997,464
Short Term Bond Fund	BANK NEW YORK INC TRANCHE T	$955,697
Short Term Bond Fund	BOAMS 2003-1 2A2	$937,321
Total Return Bond Fund	WACHOVIA CORP TRANCHE S	$19,361,462
Total Return Bond Fund	CITIGROUP INC GLOBAL NT	$13,797,621
Total Return Bond Fund	WELLS FARGO + CO NEW SR NT	$12,885,207
Total Return Bond Fund	MORGAN STANLEY SR GLOBAL	$10,384,947
Total Return Bond Fund	FIRST UN BK N C CHARLOTTE TRANCHE S	$7,577,954
Total Return Bond Fund	CITICORP	$7,058,490
Total Return Bond Fund	CHASE MANHATTAN CORP NEW SUB NT	$7,023,488
Total Return Bond Fund	PRUDENTIAL FDG CORP MTN 144A TRANCHE T	$6,847,158
Total Return Bond Fund	HSBC BK USA GLOBAL TRANCHE S	$6,450,129
Total Return Bond Fund	JPMORGAN CHASE CAP XVIII CAP SECS	$6,102,350
Total Return Bond Fund	AMERIPRISE FINL INC JR SUB NT	$5,132,209
Total Return Bond Fund	MERRILL LYNCH + CO INC SUB NT	$2,949,399
Total Return Bond Fund	SALOMON SMITH BARNEY HLDGS	$2,583,352
Total Return Bond Fund	MARSHALL + ILSLEY CORP SR NT	$1,313,213
Total Return Bond Fund	E TRADE FINL CORP SR NT	$305,225
Total Return Bond Fund	LABRANCHE + CO INC SR NT	$261,600
Short Term Municipal Bond Fund	N/A	N/A

Additional Shareholder Servicing Payments

The Funds, along with the Transfer Agent and/or the Distributor pay significant amounts to certain financial intermediaries (as defined below), including other Bank of America affiliates, for providing the types of services that would typically be provided directly by a mutual fund’s transfer agent. The level of payments made to financial intermediaries varies. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to shareholders or retirement plan participants that invest in the Fund through retirement plans. These services may include sub-accounting, sub-transfer agency or similar recordkeeping services, shareholder or participant reporting, shareholder or participant transaction processing, and/or the provision of call center support (additional shareholder services). These payments for shareholder servicing support vary by financial intermediary but generally are not expected, with certain limited exceptions, to exceed 0.35% of the average aggregate value of each Fund’s shares in the program on an annual basis for those classes of shares that pay a service fee pursuant to a Rule 12b-1 Plan, and 0.45% of the average aggregate value of each Fund’s shares in the program on an annual basis for those classes of shares that do not pay a service fee pursuant to a Rule 12b-1 Plan. As of September 1, 2005, the Board has authorized the Funds to pay up to 0.11% of the average aggregate value of each Fund’s shares. Such payments will be made by a Fund to the Transfer Agent who will in turn make payments to the financial intermediary for the provision of such additional shareholder services. The Fund’s Transfer Agent, Distributor or their affiliates will pay, from its or their own resources, amounts in excess of the amount paid by the Fund to financial intermediaries in connection with the provision of these additional shareholder services and other services.

For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

The Funds also may make additional payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.

In addition, the Distributor and other Bank of America affiliates may make lump sum payments to selected financial intermediaries receiving shareholder servicing payments in reimbursement of printing costs for literature for participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary’s system or other similar services.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make shareholder servicing payments to the financial intermediaries or their affiliates shown below.

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Recipients of Shareholder Servicing Payments from the Distributor and/or other Bank of America affiliates

•     ABR Retirement Plan Services, Inc.

•     Acclaim Benefits, Inc.

•     ACS HR Solutions LLC

•     ADP Retirement Services

•     American Century Investments

•     Ameriprise Financial Services, Inc.

•     AMG Service Corp.

•     AST Trust Company

•     Benefit Plan Administrators

•     Bisys Retirement Services

•     Ceridian Retirement Plan Services

•     Charles Schwab & Co.

•     Citigroup Global Markets Inc.

•     CitiStreet LLC

•     City National Bank

•     CNA Trust Corporation

•     Compensation & Capital Administrative Services, Inc.

•     CompuSys Erisa Group of Companies

•     Daily Access Concepts, Inc.

•     Digital Retirement Solutions

•     Edgewood Services, Inc.

•     E*Trade Group, Inc.

•     ExpertPlan

•     Fidelity Investments Institutional Operations Co.

•     Fiserv Trust Company

•     Great West Life & Annuity Co.

•     GWFS Equities, Inc.

•     Hartford Life Insurance Company

•     Hewitt Associates LLC

•     Invesmart, Inc.

•     John Hancock Life Insurance Company (USA)

•     John Hancock Life Insurance Company of New York

•     JP Morgan Retirement Plan Services LLC

•     Lincoln Financial Group

•     Linsco/Private Ledger Corp.

•     M&T Securities, Inc.

•     Marquette Trust Company

•     Massachusetts Mutual Life Insurance Company

•     Matrix Settlement & Clearance Services

•     Mercer HR Services, LLC

•     Merrill Lynch, Pierce, Fenner & Smith Incorporated

•     Mid Atlantic Capital Corporation

•     National Deferred Compensation, Inc.

•     National Investor Services Corp.

•     Nationwide Investment Services

•     New York State Deferred Compensation, Inc.

•     NYLife Distributors LLC

•     PNC Advisors

•     Princeton Retirement Group

•     Principal Life Insurance Company

•     RBC Dain Rauscher Inc.

•     Robert W. Baird & Co., Inc.

•     Strong Funds Distributors, Inc.

•     The 401k Company

•     T. Rowe Price Group, Inc.

•     The Gem Group, L.P.

•     The Principal Financial Group

•     The Vanguard Group, Inc.

•     Unified Trust Company, N.A.

•     Wachovia Securities, LLC

•     Wells Fargo Bank, N.A.

•     Wells Fargo Funds Management, LLC

•     Wespac Plan Services, Inc.

•     Wilmington Trust Corporation

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Additional Financial Intermediary Payments

Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of different classes of shares of the Funds. These other payments may include servicing payments to retirement plan administrators and other institutions at rates up to those described above under Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments. For purposes of this section the term “financial intermediary” includes any broker/dealer, bank, bank trust department, registered investment advisor, financial planner, retirement plan or other third party administrator and any other institution having a selling, services or any similar agreement with the Distributor and other Bank of America affiliates.

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The Distributor and other Bank of America affiliates may pay additional compensation to selected financial intermediaries, including other Bank of America affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary also may receive payments described above in Brokerage Allocation and Other Practices – Additional Shareholder Servicing Payments. These payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the Distributor and other Bank of America affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below) and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by the Distributor and other Bank of America affiliates are made pursuant to agreements between the Distributor and other Bank of America affiliates and financial intermediaries, and do not change the price paid by investors for the purchase of a share, the amount a Fund will receive as proceeds from such sales or the distribution fees and expenses paid by the Fund as shown under the heading Fees and Expenses in the Fund’s prospectuses.

Marketing Support Payments

The Distributor and other Bank of America affiliates make payments, from their own resources, to certain financial intermediaries, including other Bank of America affiliates, for marketing support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, reimbursement of ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in fund shares) or a negotiated lump sum payment.

While the financial arrangements vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.05% and 0.35% (between 0.03% and 0.12% in the case of the Money Market Funds) on an annual basis for payments based on average net assets of the Columbia Funds attributable to the financial intermediary, and between 0.10% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Columbia Funds (other than the Money Market Funds) attributable to the financial intermediary. The Distributor and other Bank of America affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with other affiliates of Bank of America. Such increased payments to the other Bank of America affiliate may enable the other Bank of America affiliate to offset credits that it may provide to its customers in order to avoid having such customers pay fees to multiple Bank of America entities in connection with the customer’s investment in a Columbia Fund.

As of the date of this SAI, the Distributor and/or other Bank of America affiliates had agreed to make marketing support payments to the financial intermediaries or their affiliates shown below.

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Recipients of Marketing Support Payments from the Distributor and/or other Bank of America affiliates

•      A.G. Edwards & Sons, Inc.

•      AIG Advisor Group

•      Ameriprise Financial Services, Inc.

•      AXA Advisors, LLC

•      Banc of America Securities LLC

•      Banc One Investment Group, LLC

•      Bank of America, N.A.

•      Bank of New York

•      Bear Stearns Securities Corporation

•      BMO Nesbitt Burns

•      Brown Brothers Harriman & Co.

•      Chicago Mercantile Exchange

•      Citicorp Investment Services

•      Citigroup Global Markets Inc.

•      Commonwealth Financial Network

•      Custodial Trust Company

•      FAS Corp.

•      Fidelity Brokerage Services, Inc.

•      Genworth Financial, Inc.

•      Goldman, Sachs & Co.

•      Harris Corporation

•      Huntington Capital Corp.

•      ING Group

•      J.J.B. Hilliard, W.L. Lyons, Inc.

•      Lincoln Financial Advisors Corp.

•      Linsco/Private Ledger Corp.

•      Mellon Financial Markets, LLC

•      Merrill Lynch, Pierce, Fenner & Smith Incorporated

•      Money Market One

•      Morgan Stanley & Co. Incorporated.

•      National Financial Services LLC

•      Pershing LLC

•      PNC Bank, N.A.

•      Prudential Investment Management Services, LLC

•      Raymond James & Associates, Inc.

•      Raymond James Financial Services, Inc.

•      Security Benefit Life Insurance Company

•      SEI Investments Inc.

•      State Street Global Markets, LLC

•      SVB Securities

•      Summit Bank

•      SunGard Institutional Brokerage Inc.

•      Sun Life Assurance Company of Canada

•      TIAA-CREF Life Insurance Company

•      Transamerica Corporation

•      UBS Financial Services Inc.

•      US Bank National Association

•      Wachovia Securities LLC

•      Webster Investment Services, Inc.

•      Wells Fargo Fund Management LLC

•      Wells Fargo Corporate Trust Services

The Distributor and/or other Bank of America affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of the Funds to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the NASD. Such compensation provided by the Distributor may include financial assistance to financial intermediaries that enable the Distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary depending upon the nature of the event.

Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending a particular Fund or a particular share class over other funds or share classes. See Investment Advisory and Other Services – Other Roles and Relationships of Bank of America and its Affiliates – Certain Conflicts of Interest for more information.

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CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Funds offer shares in the classes shown in the table below. Subject to certain limited exceptions discussed in each Fund’s prospectuses, a Fund may no longer be accepting new investments from current shareholders or prospective investors. The Funds, however, may at any time and without notice, offer any of these classes to the general public for investment.

The Trust’s Amended and Restated Declaration of Trust (Declaration of Trust) permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in that Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

Share Classes Offered by the Funds

Fund	Shares	Class A Shares	Class B Shares	Class C Shares	Class Z Shares
Corporate Bond Portfolio	✓
Mortgage- and Asset-Backed Portfolio	✓
Short Term Bond Fund		✓	✓	✓	✓
Total Return Bond Fund		✓	✓	✓	✓
Short Term Municipal Bond Fund		✓	✓	✓	✓
Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Funds’ shares, other than the possible future termination of the Funds. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of their assets. Unless terminated by reorganization or liquidation, the Funds will continue indefinitely.

Shareholder Liability

The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Funds will not be personally liable for payment of the Funds’ debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of the Funds’ obligation only if the Funds had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

Dividend Rights

The shareholders of the Funds are entitled to receive any dividends or other distributions declared for the Funds. No shares have priority or preference over any other shares of the Funds with respect to distributions. Distributions will be made from the assets of the Funds, and will be paid pro rata to all shareholders of each Fund (or class) according to the number of shares of each Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the Funds based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

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Voting Rights and Shareholder Meetings

Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware statutory trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant.

With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in a Fund’s fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Investment Advisory Agreement or investment sub-advisory agreement, since it only affects one Fund, is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or the Funds, shareholders of the Funds are entitled to receive the assets attributable to the relevant class of shares of the Funds that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Conversion Rights

Shareholders have the right, which is subject to change by the Board, to convert or “exchange” shares of one class for another. Such right is outlined and subject to certain conditions set forth in each Fund’s prospectuses.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectuses under the headings Buying, Selling and Exchanging Shares and Distributions and Taxes. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law, or compel sales of shares in certain cases.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption

An investor may buy, sell and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information supplements that which can be found in the Funds’ prospectuses.

The Funds have authorized one or more broker/dealers to accept buy and sell orders on the Funds’ behalf. These broker/dealers are authorized to designate other intermediaries to accept buy and sell orders on the Funds’ behalf. The Funds will be deemed to have received a buy or sell order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, accepts the order. Customer orders will be priced at each Fund’s net asset value next computed after they are accepted by an authorized broker/dealer or the broker’s authorized designee.

The Trust also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; (iv) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares, subject to the exceptions listed above, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund at the beginning of the period.

Front-End Sales Charge Waivers

The investors listed below can buy Class A shares without paying a front-end sales charge.

•	Employees of Bank of America (and its predecessors), its affiliates and subsidiaries.

•	Trustees of funds advised or administered by the Advisor.

•	Directors, officers and employees of the Advisor, the Distributor, and their respective successors, any investment sub-advisor and companies affiliated with the Advisor.

•	Insurance company separate accounts for the benefit of group retirement plans.

•	Registered representatives and employees of selling and servicing agents (including their affiliates) that are parties to dealer agreements or other sales arrangements with the Distributor.

•	Broker/dealers if purchases are in accordance with the internal policies and procedures of the employing broker/dealer and made for their own investment purposes.

•	Employees or partners of any service provider to the Columbia Funds.

•	Families of the parties listed above and their beneficial accounts. Family members include: spouses, parents, stepparents, legal guardians, children, stepchildren, father-in-laws and mother-in-laws.

•

Individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the funds within 90 days of the date of distribution.

•	Registered broker/dealer firms that have entered into a dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only.

•	Banks, trust companies and thrift institutions, acting as fiduciaries.

•

Any shareholder who owned shares of any fund of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000 (when all of the then outstanding shares of Columbia Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any Fund, may buy Class A shares of any Fund without paying a front-end sales charge in those cases where a Columbia Fund Class Z share is not available.

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•

Galaxy Fund shareholders prior to December 1, 1995; and shareholders who (i) bought Galaxy Fund Prime A shares without paying a front-end sales charge and received Class A shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Prime A shares were originally bought.

•

(For Class T shares only) Shareholders who (i) bought Galaxy Fund Retail A shares at net asset value and received Class T shares in exchange for those shares during the Galaxy/Liberty Fund reorganization; and (ii) continue to maintain the account in which the Retail A shares were originally bought; and Boston 1784 Fund shareholders on the date that those funds were reorganized into Galaxy Funds.

•

Class A, Class E and Class T shares (Class T shares are not currently open to new investors) of certain funds may also be bought at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into arrangements with the Distributor pursuant to which the funds are included as investments options in wrap fee accounts, other managed agency/asset allocation accounts or programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

•	Certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors.

•

Investors investing all or a portion of the proceeds received in connection with the liquidation of Colonial Insured Municipal Fund may purchase Class A shares with such proceeds without paying a front-end sales charge, provided that the proceeds are invested in Class A shares of the funds within 90 days of May 25, 2007, the record date for the liquidating distribution (i.e., by August 23, 2007). To purchase Class A shares of the funds without a front-end load, investors must notify the Fund's transfer agent, Columbia Management Services, Inc., at or prior to the time of purchase, that such purchase of Class A shares of the funds represents all or a portion of the investor's proceeds received from the liquidation of Colonial Insured Municipal Fund.

•

At the Fund’s discretion, front-end sales charges may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Columbia Funds are a party.

Investors can also buy Class A shares without paying a sales charge if they buy the shares within 365 days of selling Class A shares of the same Fund. This reinstatement privilege allows investors to invest up to the amount of the sale proceeds. The reinstatement privilege does not apply to any shares bought through a previous reinstatement. The Transfer Agent, the Distributor or their agents must receive written reinstatement requests within 365 days after shares are sold.

Contingent Deferred Sales Charges (Class A, Class B and Class C Shares)

Shareholders won’t pay a CDSC on the following transactions:

Death: CDSCs may be waived on sales following the death of: (i) the sole shareholder on an individual account; (ii) a joint tenant where the surviving joint tenant is the deceased’s spouse; or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account.

If the account is transferred to an account registered in the name of the deceased’s estate, the CDSC will be waived on any sale from the estate account. If the account is transferred to a new registration and then a sale is requested, the applicable CDSC will be charged.

Systematic Withdrawal Plan (SWP): CDSCs may be waived on sales occurring pursuant to a monthly, quarterly or semi-annual SWP established with the Transfer Agent, to the extent that the sales do not exceed, on an annual basis, 12% of the account’s value at the time that the SWP is established. Otherwise a CDSC will be charged on SWP sales until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested.

Disability: CDSCs may be waived on sales after the sole shareholder on an individual account or a joint tenant on a joint tenant spousal account becomes disabled (as defined by Section 72(m)(7) of the Code). To be eligible for such a waiver: (i) the disability must arise after the purchase of shares; (ii) the disabled shareholder must have been under the age of 65 at the time of the initial determination of disability; and (iii) a letter from a physician must be signed under penalty of perjury stating the nature of the disability. If the account is transferred to a new registration and then shares are sold, the applicable CDSC will be charged.

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Death of a trustee: CDSCs may be waived on sales occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where: (i) the grantor of the trust is the sole trustee and the sole life beneficiary, and (ii) death occurs following the purchase, and (iii) the trust document provides for the dissolution of the trust upon the trustee’s death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent sale.

Health savings accounts: CDSCs may be waived on shares sold by health savings accounts sponsored by third party platforms, including those sponsored by Bank of America affiliates.

Returns of excess contributions: CDSCs may be waived on sales required to return excess contributions made to retirement plans or individual retirement accounts, so long as the financial intermediary agrees to return the applicable portion of any commission paid by the Distributor.

Qualified retirement plans: CDSCs may be waived on shares sold by employee benefit plans created according to Section 403(b) of the Code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the Code. To qualify for the waiver, the plan must be a participant in an alliance program that has signed an agreement with Columbia Funds or the Distributor.

Return of commission: CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

Non-U.S. investors: CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-US investors.

IRS Section 401 and 457: CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under Section 401 or 457 of the Code.

Medical payments: CDSC may be waived on shares sold for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

Shares liquidated by transfer agent: CDSC may be waived for shares sold under the Distributor’s right to liquidate a shareholder’s account, including but not limited to, instances where the aggregate net asset value of Class A, Class B or Class C shares held in the account is less than the minimum account size.

Plans of reorganization: At the Funds’ discretion, CDSC may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

A CDSC may be waived on the sale of Class C shares sold by a non-profit organization qualified under Section 501(c)(3) of the Code in connection with the Banc of America Capital Management Charitable Giving Program.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

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Offering Price

The share price of each Fund is based on each Fund’s net asset value per share, which is calculated separately for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. Eastern time unless the NYSE closes earlier) on each day the Funds are open for business, unless the Board determines otherwise.

The value of each Fund’s portfolio securities for which a market quotation is available is determined in accordance with the Trust’s valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will generally be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on NASDAQ will generally be valued at the NASDAQ Official Closing Price (NOCP) (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to NASDAQ’s best bid price if the last trade price is below such bid price or adjusted down to NASDAQ’s best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on NASDAQ prior to the calculation of the NAV of the Fund. If no sale price is shown on NASDAQ, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed “stale” and the value will be determined in accordance with the Funds’ fair valuation procedures.

Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

Over-the-counter derivatives will generally be valued at fair value in accordance with the Funds’ fair valuation procedures.

Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

Shares of open-end investment companies held in each Fund’s portfolio will generally be valued at the latest net asset value reported by the investment company.

Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at “fair value” as determined in good faith by the Advisor’s valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments,

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including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as World Equity Benchmark Shares™.

The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

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TAXATION

The following information supplements and should be read in conjunction with the section in the Funds’ prospectuses entitled Distributions and Taxes. The prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income and certain state taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address most state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion applies only to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither citizens nor residents of the United States, shareholders holding Fund shares as part of a hedge, straddle, or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the IRS as to the federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners regarding the federal tax consequences of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws to their investment in the Funds.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for federal income tax purposes.

In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and net income derived from an interest in a qualified publicly traded partnership, as defined below. In general, for purposes of this 90% gross income requirement, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, recent legislation provides that 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its income from the passive income sources defined in Code section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described above) will be treated as qualifying income. In addition, although in general the passive loss rules do not apply to a regulated investment company, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

Each Fund must also diversify its holdings so that, at the end of each quarter of a Fund’s taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of a Fund’s total assets and are not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of a Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term

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“outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership and in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts, and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Fund meets all of the regulated investment company requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year. Shareholders generally are taxed on any distributions from a Fund in the year they are actually distributed. If a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, however, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

Moreover, a Fund may determine to retain for investment all or a portion of its net capital gain. If a Fund retains any net capital gain, it will be subject to a tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gains included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

If, for any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years. In addition, if a Fund which has previously qualified as a regulated investment company were to fail to qualify as a regulated investment company for a period greater than two taxable years, the Fund generally would be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to re-qualify as a regulated investment company in a subsequent year.

Excise Tax

If a Fund fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses for that year), at least 98% of its capital gain net income (adjusted for net ordinary losses) for the 1-year period ending on October 31 of that year, and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. Each Fund generally intends to actually distribute or be deemed to have distributed (as described earlier) substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, the amount of excise tax to be paid is deemed de minimis by a Fund).

Capital Loss Carryforwards

A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carryforward is treated as a short-term capital loss

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in the year to which it is carried. If future capital gains are offset by carried forward capital losses, such future capital gains are not subject to fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such offsetting capital gains. The Funds cannot carry back or carry forward any net operating losses.

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its capital loss carryforwards (if any), its unrealized losses (if any), or any such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations in the past and/or may engage in reorganizations in the future.

Equalization Accounting

Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of redemptions of Fund shares on Fund distributions to shareholders. The IRS has not expressly sanctioned the particular equalization method used by a Fund, and thus the Fund’s use of this method may be subject to IRS scrutiny.

Taxation of Fund Investments

In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount (“OID”) (generally a debt obligation with a purchase price less than its principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. In general, gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID income on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund.

In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund holding the security receives no interest payment in cash on the security during the year. A portion of the interest paid or accrued on certain high-yield discount obligations (such as high-yield corporate debt securities described above) may not (and interest paid on debt obligations owned by a Fund that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer, possibly affecting the cash flow of the issuer.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on

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whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed index options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary income or loss as described below. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts, forward contracts and similar instruments relating to foreign currency, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryforward and thus cannot be deducted by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain derivative instruments, such as financial forward, futures and options contracts, may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a “straddle” and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” to fail to satisfy the applicable holding period requirements (as described below) and therefore to be taxed as ordinary income. Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character and timing of gains and losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the situation where a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain transactions with respect to the same or substantially identical property, including: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a

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Fund’s holding period in the position and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

In addition, a Fund's transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements) may be subject to other special tax rules, such as the wash-sale rules or the short-sale rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of a Fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits arising from tax exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund's book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

A Fund may invest in REITs that hold residual interests in real estate mortgage conduits (“REMICs”). Under Treasury regulations that have not yet been issued, but may apply retroactively, a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. These regulations are also expected to provide that excess inclusion income of a regulated investment company, such as the Funds, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. Dividends paid by REITs generally will not be eligible to be treated as “qualified dividend income.”

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined in the Code) is a record holder of a share in a Fund, then the Fund will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. To the extent permitted under the 1940 Act, a Fund may elect to specially allocate any such tax to the applicable disqualified organization, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made.

“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions may have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash.

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Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may attempt to limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments but there can be no assurance they will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent IRS revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income for a regulated investment company. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in derivatives transactions.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve complex tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements.

Taxation of Distributions

All distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. Dividends and distributions on a Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed. For federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then as capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

For federal income tax purposes, distributions of investment income are generally taxable as ordinary income, and distributions of gains from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions designated by a Fund as capital gain dividends will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, and do not qualify as dividends for purposes of the dividends-received deduction or as qualified dividend income (defined below). Each Fund will designate capital gain distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares

If a shareholder sells or exchanges his or her Fund shares, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the

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Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed under “wash sale” rules to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives or is deemed to receive a long-term capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution.

Foreign Taxes

Amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders.

Federal Income Tax Rates

As of the printing of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net long-term capital gain.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gains rate, which generally is 15%. In general, “qualified dividend income” is income attributable to dividends received by a Fund in taxable years beginning on or before December 31, 2010 from certain domestic and foreign corporations, as long as certain holding period and other requirements are met by the Fund with respect to the dividend-paying corporation’s stock and by the shareholders with respect to the Fund’s shares. If 95% or more of a Fund’s gross income (excluding net long-term gain over net short-term capital loss) constitutes qualified dividend income, all of its distributions (other than capital gain dividends) will be generally treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date). In general, if less than 95% of a Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that are attributable to qualified dividend income and designated as such in a timely manner will be so treated in the hands of individual shareholders. Payments received by a Fund from securities lending, repurchase and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners. Income and bond funds typically do not distribute significant amounts of “qualified dividend income.”

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various “sunset” provisions of federal income tax laws.

Backup Withholding

The Funds generally are required to withhold, and remit to the U.S. Treasury, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder if the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (TIN), fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding or has underreported dividend or interest income, or if the IRS notifies a Fund that the shareholder’s

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TIN is incorrect or that the shareholder is subject to backup withholding. These backup withholding rules may also apply to distributions that are properly designated as exempt interest dividends. This backup withholding is not an additional tax imposed on the shareholder. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability, provided that the required information is furnished to the IRS. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase for amounts distributed or paid after December 31, 2010.

Tax-Deferred Plans

The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders

Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

As discussed above, a portion of the interest paid or accrued on certain high-yield discount obligations owned by a Fund may not (and interest paid on debt obligations, if any, that are considered for tax purposes to be payable in the equity of the issuer or a related party will not) be deductible to the issuer. If a portion of the interest paid or accrued on certain high-yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends received deduction. In such cases, if the issuer of the high-yield discount obligations is a domestic corporation, dividend payments by a Fund may be eligible for the dividends-received deduction to the extent of the dividend portion of such accrued interest.

Foreign Shareholders

Very generally, for taxable years beginning before January 1, 2008, distributions properly designated by a Fund as “interest-related distributions” will be exempt from federal income tax withholding provided the Fund obtains a properly completed and signed certificate of foreign status from the foreign shareholder (“exempt foreign shareholder”). Interest-related distributions are generally attributable to the Fund’s net interest income earned on certain debt obligations and paid to a nonresident alien individual, a foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), or a foreign corporation (each, a “foreign shareholder”). In order to qualify as an interest-related distribution, the Fund must designate a distribution as such in a written notice mailed to its shareholders not later than 60 days after the close of the Fund’s taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning before January 1, 2008, “short-term capital gain distributions” (defined below) are not subject to federal income or withholding tax, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, are attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale or receipt of the capital gain distribution and certain other conditions are met; or (iii) the Fund

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shares on which the foreign shareholder realized gain constitute U.S. real property interests or, in certain cases, distributions are attributable to gain from the sale or exchange of a U.S. real property interest, as discussed in the following paragraph. If such gains or distributions are effectively connected with a U.S. trade or business (or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an applicable income tax treaty), the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). “Short-term capital gain distributions” are distributions attributable to a Fund’s net short-term capital gain in excess of its net long-term capital loss and designated as such by the Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Special tax rules apply to distributions that a “qualified investment entity” (a “QIE”) pays to foreign shareholders that are attributable to gain from the QIE’s sale or exchange of “U.S. real property interests” (a “USRPI Distribution”). A Fund will be a QIE if it is both (i) a regulated investment company and (ii) a “U.S. real property holding corporation” (determined without regard to certain exceptions, described below, for 5% holders of publicly traded classes of stock and for interest in domestically-controlled regulated investment companies and REITs). Under the code, a “U.S. real property holding corporation” is any corporation that holds (or held during the previous five-year period) USRPIs (defined as U.S. real property and interests (other than solely as a creditor) in “U.S. real property holding corporations”) with an aggregate fair market value equal to 50% or more of the fair market value of the corporation’s real property assets and other trade-or-business assets. A USRPI does not include (i) any class of stock of a corporation that is traded on an established securities market with respect to a person who holds no more than 5% of such class of stock at all times during the previous five-year period and (ii) a regulated investment company’s interests in domestically controlled U.S. REITs and, through December 31, 2007, other regulated investment companies, each a “domestically controlled qualified investment entity” that, at all times during the shorter of the 5-year period ending on the date of the disposition or the period during which the regulated investment company was in existence, less than 50% in value of its stock was held directly or indirectly by foreign persons.

Where a foreign shareholder has owned more than 5% of a class of shares of the Fund (to the extent it is a QIE) during the one-year period preceding the date of the USRPI Distribution, the Fund will be required to withhold 35% of any USRPI Distribution paid to that shareholder and the foreign shareholder will have an obligation to file a U.S. tax return and pay tax. For all other foreign shareholders of a Fund (to the extent it is a QIE), a USRPI Distribution will be treated as ordinary income (notwithstanding any designation by the Fund that such distribution is a capital gain dividend) and the Fund will be required to withhold 30% (or lower applicable treaty rate) of such distribution (notwithstanding any designation by the Fund that such distribution is a short-term capital gain dividend). If the Fund is a QIE and makes a distribution to its foreign shareholders that is attributable to a USRPI Distribution received by the Fund from a “lower-tier” REIT or regulated investment company that is a QIE, that distribution will retain its character as a USRPI Distribution when passed through to the foreign shareholder regardless of the Fund’s percentage ownership of the “lower-tier” REIT or regulated investment company.

In addition, in certain circumstances, if a foreign shareholder disposes of its Fund shares prior to a distribution and acquires, or enters into a contract or option to acquire, a substantially identical interest in the Fund during the 61-day period beginning 30 days before the ex-dividend date of the distribution (a “wash sale transaction”), the foreign shareholder may be treated as having gain from the sale or exchange of a U.S. real property interest, which may be subject to the U.S. income tax and reporting requirements described above with respect to distributions. In addition to the distribution and wash sale transaction rules described above, in limited circumstances Fund shares could themselves be treated as U.S. real property interests, the disposition of which could be subject to similar U.S. income and withholding tax and reporting requirements. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund’s distributions may be attributable to gain from the sale or exchange of U.S. real property interests and foreign shareholders may, therefore, be subject to U.S. tax and reporting requirements under the distribution rules described above. Foreign shareholders should contact their tax advisors and financial planners regarding the tax consequences to them of such distributions.

Even if permitted to do so, the Funds provide no assurance that they will designate any distributions as interest-related distributions or short-term capital gain distributions. Even if a Fund makes such designations, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such designations.

In order for a foreign investor to qualify for exemption from the backup withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in the Fund should consult their tax advisers in this regard.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships.

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Tax-Exempt Shareholders

Under current law, the Funds serve to “block” (that is, prevent the attribution to shareholders of) UBTI from being realized by tax-exempt shareholders. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in a Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or in taxable mortgage pools. Under legislation enacted in December 2006, a charitable remainder trust, as defined in section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in November 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income” (which is described earlier). Rather, as described above, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which the IRS guidance in respect of CRTs remains applicable in light of the December 2006 CRT legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

Tax Shelter Reporting Regulations

Under Treasury regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

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CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of June 29, 2007, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder “(i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares) is listed below.

Principal Holder Ownership of the Funds

Fund / Share Class	Shareholder Account Registration	Share Balance	Percent of Class
Corporate Bond Portfolio – Shares	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST DALLAS TX 75201-3307	7,294,150	97.75

Mortgage- and Asset-Backed Portfolio – Shares	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST DALLAS TX 75201-3307	13,798,521	95.50

Total Return Bond Fund – Class A	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY STREET SAN FRANCISCO CA 94104-4151	226,718	9.01

Total Return Bond Fund – Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	86,190	38.96

Total Return Bond Fund – Class C	NFS LLC FEBO BRIDGET A CARLEY 51 CARMEN RD HARRINGTON PARK NJ 07640-1851	12,086	5.46

Total Return Bond Fund – Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST DALLAS TX 75201-3307	136,549,694	70.41

Total Return Bond Fund – Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL BALANCED GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE, LCC/4S BOSTON MA 02111-1724	30,742,114	15.85

Short Term Bond Fund – Class A	NFS LLC FEBO BURGESS PIGMENT CO PO BOX 349 SANDERSVILLE GA 31082-0349	535,385	6.68

Short Term Bond Fund – Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	182,734	10.82

Short Term Bond Fund – Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST DALLAS TX 75201-3307	58,731,118	68.86

Short Term Bond Fund – Class Z	STATE STREET BANK & TRUST COMPANY AAF LIFEGOAL INCOME & GROWTH ATTN JIM BOTSOLIS TWO AVENUE DE LAFAYETTE, LCC/4S BOSTON MA 02111-1724	6,255,571	7.33

Short Term Municipal Bond Fund – Class A	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	214,055	6.74

Short Term Municipal Bond Fund – Class A	NFS LLC FEBO ELIZABETH FENTRESS GOODWIN 29 FAIRWAY LN GREENWICH CT 06830-4011	162,440	5.11

Short Term Municipal Bond Fund – Class A	NFS LLC FEBO EL CAMINO ASSC A PARTNERSHIP ATT CHARLES CARLISE 2400 E MISSOURI AVE # 7370 PHOENIX AZ 85016-3106	190,879	6.01

Short Term Municipal Bond Fund – Class B	PERSHING LLC PO BOX 2052 JERSEY CITY NJ 07303-2052	12,239	18.50

Short Term Municipal Bond Fund – Class B	NFS LLC FEBO KATHLYN C KEOGH 7729 NEWPORT AVE NORFOLK VA 23505-2305	7,483	11.31

Short Term Municipal Bond Fund – Class B	NFS LLC FEBO THE ROSE ROTHBERG REV LI TR R ROTHBERG, SAMUEL ROTHBER TTEE 15107 INTERLACHEN DRIVE APT 820 SILVER SPRING MD 20906-5633	7,355	11.12

Short Term Municipal Bond Fund – Class B	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	3,542	5.35

Short Term Municipal Bond Fund – Class B	NFS LLC FEBO EDWIN C GLASSELL DEBORAH C GLASSELL 308 FAIRWAY DR CLARKSVILLE TN 37043-4729	6,627	10.02

Short Term Municipal Bond Fund – Class B	NFS LLC FEBO KEVIN W BARR FRANCINE BARR 4705 TRAIL WYND CT GLEN ALLEN VA 23059-2532	4,673	7.06

Short Term Municipal Bond Fund – Class B	NFS LLC FEBO DARRELL C REED MAUREEN O REED 4681 SHELBURNE RD RADFORD VA 24141-8057	4,390	6.63

Short Term Municipal Bond Fund – Class B	SIDNEY MORRIS 3605 BERMUDA RUN DR VALDOSTA GA 31605-1082	3.339	5.05

Short Term Municipal Bond Fund – Class C	MERRILL LYNCH, PIERCE, FENNER & SMITH INC FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTENTION SERVICE TEAM 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	448,543	28.65

Short Term Municipal Bond Fund – Class C	NFS LLC FEBO SHEILA FETZER EX ESTATE OF ROBERT FETZER PO BOX 348 REDWOOD VLY CA 95470-0348	166,038	10.60

Short Term Municipal Bond Fund – Class Z	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	34,552,587	97.39

As of June 29, 2007, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of the Funds because it owns greater than 25% of the outstanding shares, either beneficially or by virtue of its fiduciary or trust roles or otherwise, is shown below. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

Control Person Ownership of the Funds

Fund	Shareholder Account Registration	Share Balance	Percent of Fund
Corporate Bond Portfolio	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST DALLAS TX 75201-3307	7,294,150	97.75%

Mortgage- and Asset-Backed Portfolio	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST DALLAS TX 75201-3307	13,798,521	95.50%

Short Term Bond Fund	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	58,731,118	60.65%

Total Return Bond Fund	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	136,549,694	69.14%

Short Term Municipal Bond Fund – Class [ ]	BANK OF AMERICA NA ATTN JOAN WRAY/FUNDS ACCOUNTING 411 N AKARD ST FL 5 DALLAS TX 75201-3307	34,552,587	85.77%

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APPENDIX A—DESCRIPTION OF SECURITY RATINGS

S&P

The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment grade securities.

•	AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

•	AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

•

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

•

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

•

BB, Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

•

B, Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

•

To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The following summarizes the two highest ratings used by S&P for short-term municipal notes.

•	SP-1 - Indicates strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a “plus” (+) designation.

•	SP-2 - Indicates satisfactory capacity to pay principal and interest.

Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, however, the relative degree of safety is not as high as for issues designated A-1.

Moody’s

The following summarizes the highest six ratings used by Moody’s for corporate and municipal bonds. The first four denote investment grade securities.

•

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

•

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

•

A - Bonds rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

•

Baa - Bonds rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

•

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

•

B - Bond rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody’s applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

The following summarizes the two highest ratings used by Moody’s for short-term municipal notes and variable-rate demand obligations:

•

MIG-1/VMIG-1 - Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

•	MIG-2/VMIG-2 - Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

The rating Prime-1 is the highest commercial paper rating assigned by Moody’s. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

The following summarizes the highest four ratings used by Fitch for bonds, each of which denotes that the securities are investment grade:

•

AAA - Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

•

AA - Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

•

A - Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

•

BBB - Bonds considered to be investment grade and of good credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

•

To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment grade:

•	F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

•	F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

•

F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

For commercial paper, Fitch uses the short-term debt ratings described above.

APPENDIX B—PROXY VOTING POLICIES AND PROCEDURES

Columbia Management Advisors, LLC (“CMA”) - Proxy Voting Policy

Applicable Regulations

Rule 206(4)-6 under the Investment Advisers Act of 1940

*Form N-PX

*ERISA Department of Labor Bulletin 94-2

Institutional Shareholder Services, Inc. (SEC No Action Letter dated September 15, 2004)

Explanation/Summary of Regulatory Requirements

An investment adviser that exercises voting authority over clients’ proxies must adopt written policies and procedures that are reasonably designed to ensure that those proxies are voted in the best economic interests of clients. An adviser’s policies and procedures must address how the adviser resolves material conflicts of interest between its interests and those of its clients. An investment adviser must comply with certain record keeping and disclosure requirements with respect to its proxy voting responsibilities. In addition, an investment adviser to ERISA accounts has an affirmative obligation to vote proxies for an ERISA account, unless the client expressly retains proxy voting authority.

Policy Summary

Columbia Management Advisors, LLC (“CMA”) has adopted and implemented the following policy, which it believes is reasonably designed to: (1) ensure that proxies are voted in the best economic interest of clients; and (2) address material conflicts of interest that may arise. This policy applies primarily to the GWIM Investment Operations Group, as well as to Compliance Risk Management (“CRM”) and Legal. Business groups to which this policy applies and CRM must adopt written procedures to implement the policy.

Policy

All proxies regarding client securities for which CMA has authority to vote will, unless CMA determines in accordance with policies stated below to refrain from voting, be voted in a manner considered by CMA to be in the best interest of CMA’s clients without regard to any resulting benefit or detriment to CMA or its affiliates. The best interest of clients is defined for this purpose as the interest of enhancing or protecting the economic value of client accounts, considered as a group rather than individually, as CMA determines in its sole and absolute discretion. In the event a client believes that its other interests require a different vote, CMA will vote as the client clearly instructs, provided CMA receives such instructions in time to act accordingly. Information regarding CMA’s proxy voting decisions is confidential. Therefore, the information may be shared on a need to know basis only, including within CMA and with CMA affiliates. Advisory clients, including mutual funds’ and other funds’ boards, may obtain information on how their proxies were voted by CMA. However, CMA will not selectively disclose its investment company clients’ proxy voting records to third parties. Rather, the investment company clients’ proxy records will be disclosed to shareholders by publicly-available annual filings for 12-month periods ending June 30th.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following general exceptions (unless otherwise agreed) when CMA expects to routinely refrain from voting:

1.	Proxies will usually not be voted in cases where the security has been loaned from the Client’s account.

2.	Proxies will usually not be voted in cases where international issuers impose share blocking restrictions.

CMA seeks to avoid the occurrence of actual or apparent material conflicts of interest in the proxy voting process by voting in accordance with predetermined voting guidelines and observing other procedures that are intended to prevent where practicable and manage conflicts of interest (refer to Section III, Conflicts of Interest below). CMA’s proxy voting policy and practices are summarized in its Form ADV. Additionally, CMA will provide clients with a copy of its policies, as they may be updated from time to time, upon request.

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Means of achieving compliance

I. PROXY COMMITTEE

CMA has established a Proxy Committee whose standing members include senior investment management personnel, who participate as voting authorities on the Committee. Additionally, the Proxy Committee regularly involves other associates (e.g., Legal representative, Compliance Risk Management representative, GWIM Investment Operations representatives) who participate as needed to enable effective execution of the Committee’s responsibilities.

The Proxy Committee has established a charter, which sets forth the Committee’s purpose, membership and operation. The Proxy Committee’s functions include, in part,

(a) direction of the vote on proposals where there has been a recommendation to the Committee not to vote according to the predetermined Voting Guidelines (stated in Appendix A) or on proposals which require special, individual consideration in accordance with Section IV.C;

(b) review at least annually of this Proxy Voting Policy and Voting Guidelines to ensure consistency with internal policies, client disclosures and regulatory requirements;

(c) review at least annually of existing Voting Guidelines and the need for development of additional Voting Guidelines to assist in the review of proxy proposals;

(d) ensure that appropriate disclosure of CMA’s Proxy Voting Policy is made to its clients, is disclosed in CMA’s Form ADV and is made to the Funds’ shareholders; and

(e) oversight of any circumstances where, as described in Section III, CMA may determine it is necessary to delegate proxy voting to an independent third party.

II. CMA’S INVESTMENT ASSOCIATES

Under CMA’s Voting Guidelines, certain matters must be determined on a case-by-case basis. In general, the GWIM Investment Operations Group will refer these matters first to the relevant CMA research analyst after first confirming with CRM that the proxy matter does not present a conflict to CMA. If there is not a research analyst assigned to the particular security, the matter will be referred to the appropriate portfolio manager.

In considering a particular proxy matter, the research analyst or portfolio manager must vote in the clients’ best interest as defined above. Information regarding CMA’s proxy voting decisions is confidential information. Therefore, research analysts and portfolio managers generally must not discuss proxy votes with any person outside of CMA and within CMA except on a need to know basis only.

Research analysts and portfolio managers must discharge their responsibilities consistent with the obligations set forth below (refer to Management of Conflicts of Interest – Additional Procedures). A research analyst or portfolio manager must disclose in writing any inappropriate attempt to influence their recommendation or any other personal interest that they have with the issuer (see Appendix B - Conflicts of Interest Disclosure and Certification Form). For each Proxy Referral (defined below), the research analyst or portfolio manager is responsible for memorializing their recommendation on the Proxy Voting Recommendation Form (see Appendix C) and communicating it to the Proxy Department.

Research analysts and portfolio managers should seek advice from CRM or Legal with respect to any questions that they have regarding personal conflicts of interests, communications regarding proxies, or other related matters.

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III. CONFLICTS OF INTEREST

For purposes of this policy, a material conflict of interest is a relationship or activity engaged in by CMA, a CMA affiliate1, or a CMA associate that creates an incentive (or appearance thereof) to favor the interests of CMA, the affiliate, or associate, rather than the clients’ interests. However, a material conflict of interest is not automatically created when there is a relationship or activity engaged in by a CMA affiliate, but there is a possibility that a CMA affiliate could cause a conflict. CMA may have a conflict of interest if either CMA has a significant business relationship with a company that is soliciting a proxy, or if a CMA associate involved in the proxy voting decision-making process has a significant personal or family relationship with the particular company. A conflict of interest is considered to be “material” to the extent that a reasonable person could expect the conflict to influence CMA’s decision on the particular vote at issue. In all cases where there is deemed to be a material conflict of interest, CMA will seek to resolve it in the clients’ best interests.

For those proxy proposals that: (1) are not addressed by CMA’s proxy guidelines; (2) the guidelines specify the issue must be evaluated and determined on a case-by-case basis; or (3) a CMA investment associate believes that an exception to the guidelines may be in the best economic interest of CMA’s clients (collectively, “Proxy Referrals”), CMA may vote the proxy, subject to the conflicts of interest procedures set forth below.

In the case of Proxy Referrals, CRM will collect and review any information deemed reasonably appropriate to evaluate if CMA or any person participating in the proxy voting decision-making process has, or has the appearance of, a material conflict of interest. CMA investment personnel involved in the particular Proxy Referral must report any personal conflict of interest circumstances to Columbia Management’s Conflicts Officer in writing (see Appendix B). CRM will consider information about CMA’s significant business relationships, as well as other relevant information. The information considered by CRM may include information regarding: (1) CMA client and other business relationships; (2) any relevant personal conflicts; and (3) communications between investment professionals and parties outside the CMA investment division regarding the proxy matter. CRM will consult with relevant experts, including legal counsel, as necessary.

If CRM determines that it reasonably believes (1) CMA has a material conflict of interest, or (2) certain individuals should be recused from participating in the proxy vote at issue, CRM will inform the Chair of the Proxy Committee. Where a material conflict of interest is determined to have arisen in the proxy voting process, CMA’s policy is to invoke one or more of the following conflict management procedures:

•	Causing the proxies to be voted in accordance with the recommendations of an independent third party (which generally will be CMA’s proxy voting agent);

•	Causing the proxies to be delegated to a qualified, independent third party, which may include CMA’s proxy voting agent.

•	In unusual cases, with the Client’s consent and upon ample notice, forwarding the proxies to CMA’s clients so that they may vote the proxies directly.

Affiliate Investment Companies and Public Companies

CMA considers (1) proxies solicited by open-end and closed-end investment companies for which CMA or an affiliate serves as an investment adviser or principal underwriter; and (2) proxies solicited by Bank of America or other public companies within the BAC organization to present a material conflict of interest for CMA. Consequently, the proxies of such affiliates will be voted following one of the conflict management practices discussed above.

Management of Conflicts of Interest – Additional Procedures

Additionally, by assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Committee (including the chairperson) and any CMA or BAC associate advising or acting under the supervision or oversight of the Proxy Committee undertakes to disclose in writing to the Columbia Management Conflicts of Interest Officer (within CRM) any

[1]

Bank of America Corporation (“BAC”), the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of Firm-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA’s duty, in the proxy voting process, to act in the best economic interest of its clients.

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actual or apparent personal material conflicts of interest which he or she may have (e.g., relationships with nominees for directorship, members of an issuer’s or dissident’s management or otherwise) in determining whether or how CMA will vote proxies. In the event any member of the Proxy Committee has a conflict of interest regarding a given matter, he or she will abstain from participating in the Committee’s determination of whether and/or how to vote in the matter. CMA’s investment associates also follow the same disclosure requirements for any actual or apparent personal material conflicts of interest as stated in this section.

In certain circumstances, CMA follows the proxy guidelines and uses other research services provided by the proxy vendor or another independent third party. CMA has undertaken a review of the proxy vendor’s conflicts of interest procedures, and will continue to monitor them on an ongoing basis.

BAC as well as CMA have adopted various other policies and procedures that help reinforce this Policy. Please see the associated documents.

Ownership Limits – Delegation of Proxy Voting to an Independent Third Party

From time to time, CMA may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CMA can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership Limits often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CMA may delegate proxy voting in certain issuers to a qualified, independent third party, who may be the Adviser’s proxy voting agent.

IV. PROXY VOTING GUIDELINES

A. CMA’s Proxy Voting Guidelines – General Practices.

The Proxy Committee has adopted the guidelines for voting proxies specified in Appendix A of this policy. CMA uses an independent, third-party proxy vendor to implement its proxy voting process as CMA’s proxy voting agent. In general, whenever a vote is solicited, the proxy vendor will execute the vote according to CMA’s Voting Guidelines.

B. Ability to Vote Proxies Other than as Provided by Voting Guidelines.

A Portfolio Manager or other party involved with a client’s account may conclude that the best interest of the firm’s client, as defined above, requires that a proxy be voted in a manner that differs from the predetermined proxy Voting Guidelines. In this situation, he or she will request that the Proxy Committee consider voting the proxy other than according to such Guidelines. If any person, group, or entity requests the Proxy Committee (or any of its members) vote a proxy other than according to the predetermined Voting Guidelines, that person will furnish to the Proxy Committee a written explanation of the reasons for the request and a description of the person’s, group’s, or entity’s relationship, if any, with the parties proposing and/or opposing the matter’s adoption using the Proxy Voting Recommendation Form (see Appendix C of this policy). The Proxy Committee may consider the matter, subject to the conflicts of interest procedures discussed above.

C. Other Proxy Proposals

For the following categories of proposals, either the Proxy Committee will determine how proxies related to all such proposals will be voted, or the proxies will be voted in accordance with the proxy vendor’s or a an individual client’s guidelines.

1. New Proposals. For each new type of proposal that is expected to be proposed to shareholders of multiple companies, the Proxy Committee will develop a Voting Guideline which will be incorporated into this Policy.

2. Accounts Adhering to Taft Hartley Principles. All proposals for these accounts will be voted according to the Taft Hartley Guidelines developed by the proxy vendor, or as specified by the client.

3. Accounts Adhering to Socially Responsible Principles. All proposals for these accounts will be voted according to the Socially Responsible Guidelines developed by the proxy vendor, or as specified by the client.

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4. Proxies of International Issuers which Block Securities Sales between the Time a Shareholder submits a Proxy and the Vote. In general, CMA will refrain from voting such securities. However, in the exceptional circumstances that CMA determines that it would be appropriate to vote such proxies, all proposals for these securities will be voted only on the specific instruction of the Proxy Committee and to the extent practicable in accordance with the Voting Guidelines set forth in this Policy.

5. Proxies of Investment Company Shares. Proposals on issues other than those specified in Section V.A will be voted on the specific instruction of the Proxy Committee.

6. Accounts Managed by CMA’s Quantitative Strategies Group. When an issue is held only within an account managed by CMA’s Quantitative Strategies Group and not in any other account within CMA, all proposals shall be voted according to the guidelines developed by the proxy vendor or as specified by the client.

7. Executive/Director Compensation. Except as provided in Appendix A, proposals relating to compensation of any executive or director will be voted as recommended by the proxy vendor or as otherwise directed by the Proxy Committee.

8. Preemptive Rights. Proposals to create or eliminate shareholder preemptive rights. In evaluating these proposals the Proxy Committee will consider the size of the company and the nature of its shareholder base.

V. VOTING PROCEDURES

The GWIM Investment Operations Group is primarily responsible for overseeing the day-to-day operations of the proxy voting process. The GWIM Investment Operations Group’s monitoring will take into account the following elements: (1) periodic review of the proxy vendor’s votes to ensure that the proxy vendor is accurately voting consistent with CMA’s Proxy Guidelines; and (2) review of the fund website to ensure that annual reports are posted in a timely and accurate manner. For additional information regarding the proxy voting process, please refer to the GWIM Investment Operations Desktop Procedures.

Supervision

Managers and supervisory personnel are responsible for ensuring that their associates understand and follow this policy and any applicable procedures adopted by the business group to implement the policy. The Proxy Committee has ultimate responsibility for the implementation of this Policy.

Escalation

With the exception of conflicts of interest-related matters, issues arising under this policy should be escalated to the Proxy Committee. Issues involving potential or actual conflicts of interest should be promptly communicated to the Compliance Risk Management Conflicts Officer.

Monitoring/Oversight

The Compliance Assessment Team within Compliance Risk Management and the Corporate Internal Audit Group perform periodic reviews and assessments of various lines of businesses, including a review of Columbia Management’s compliance with the Proxy Voting Policy.

Recordkeeping

CMA will create and maintain records of each investment company’s proxy record for 12-month periods ended June 30th. CMA will compile the following information for each matter relating to a portfolio security considered at any shareholder meeting during the period covered by the annual report and which the company was entitled to vote:

•	The name of the issuer of the security;

•	The exchange ticker symbol of the portfolio security (is symbol is available through reasonably practicable means);

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•	The Council on Uniform Securities Identification Procedures number for the portfolio security (if number is available through reasonably practicable means);

•	The shareholder meeting date;

•	A brief identification of the matter voted on;

•	Whether the matter was proposed by the issuer or by a security holder;

•	Whether the company cast its vote on the matter;

•	How the company cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding the election of directors); and

•	Whether the company cast its vote for or against management.

Business groups and support partners are responsible for maintaining all records necessary to evidence compliance with this policy. The records must be properly maintained and readily accessible in order to evidence compliance with this policy.

These records include:

•	Proxy Committee Meeting Minutes and Other Materials

•	Analysis and Supporting Materials of Investment Management Personnel Concerning Proxy Decisions and Recommendations

•	Conflicts of Interest Review Documentation, including Conflicts of Interest Forms

•	Client Communications Regarding Proxy Matters

Records should be retained for a period of not less than five years plus the current year. Records must be retained in an appropriate office of CM for the first two years.

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CMA’s Proxy Voting Policy (Appendix A): CMA’S VOTING GUIDELINES

A. The Proxy Committee has adopted the following guidelines for voting proxies:

1. Matters Relating to the Board of Directors/Corporate Governance

CMA generally will vote FOR:

•

Proposals for the election of directors or for an increase or decrease in the number of directors, provided that at least two-thirds of the Board of Directors are, presently or at any time during the previous three-year period, “independent” as defined by applicable regulatory and listing standards.

However, CMA generally will WITHHOLD votes from pertinent director nominees if:

(i)	the board as proposed to be constituted would have more than one-third of its members from management;

(ii)	the board does not have audit, nominating, and compensation committees composed solely of directors who qualify as being regarded as “independent,” i.e. having no material relationship, directly or indirectly, with the Company, as CMA’s proxy voting agent may determine (subject to the Proxy Committee’s contrary determination of independence or non-independence);

(iii)	the nominee, as a member of the audit committee, permitted the company to incur excessive non-audit fees (as defined below regarding other business matters — ratification of the appointment of auditors);

(iv)	a director serves on more than six public company boards;

(v)	the CEO serves on more than two public company boards other than the company’s board.

On a CASE-BY-CASE basis, CMA may WITHHOLD votes for a director nominee who has failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g. failing to implement policies for which a majority of shareholders has previously cast votes in favor), has demonstrated a disregard for the interests of shareholders.

•

Proposals requesting that the board audit, compensation and/or nominating committee be composed solely of independent directors. The Audit Committee must satisfy the independence and experience requirements established by the Securities and Exchange Commission (“SEC”) and the New York Stock Exchange, or appropriate local requirements for foreign securities. At least one member of the Audit Committee must qualify as a “financial expert” in accordance with SEC rules.

•	Proposals to declassify a board, absent special circumstances that would indicate that shareholder interests are better served by a classified board structure.

CMA generally will vote FOR:

•

Proposals to create or eliminate positions or titles for senior management. CMA generally prefers that the role of Chairman of the Board and CEO be held by different persons unless there are compelling reasons to vote AGAINST a proposal to separate these positions, such as the existence of a counter-balancing governance structure that includes at least the following elements in addition to applicable listing standards:

¡	Established governance standards and guidelines.

¡	Full board composed of not less than three-fourths “independent” directors, as defined by applicable regulatory and listing standards.

¡	Compensation, as well as audit and nominating (or corporate governance) committees composed entirely of independent directors.

¡

A designated or rotating presiding independent director appointed by and from the independent directors with the authority and responsibility to call and preside at regularly and, as necessary, specially scheduled meetings of the independent directors to be conducted, unless the participating independent directors otherwise wish, in executive session with no members of management present.

¡

Disclosed processes for communicating with any individual director, the presiding independent director (or, alternatively, all of the independent directors, as a group) and the entire board of directors, as a group.

¡

The pertinent class of the Company’s voting securities has out-performed, on a three-year basis, both an appropriate peer group and benchmark index, as indicated in the performance summary table of the Company’s proxy materials. This requirement shall not apply if there has been a change in the Chairman/CEO position within the three-year period.

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•	Proposals that grant or restore shareholder ability to remove directors with or without cause.

•	Proposals to permit shareholders to elect directors to fill board vacancies.

•	Proposals that encourage directors to own a minimum amount of company stock.

•	Proposals to provide or to restore shareholder appraisal rights.

•	Proposals to adopt cumulative voting.

•	Proposals for the company to adopt confidential voting.

CMA will generally vote FOR shareholder proposals calling for majority voting thresholds for director elections unless the company has adopted formal corporate governance principles that present a meaningful alternative to the majority voting standard and/or provides an adequate response to both new nominees as well as incumbent nominees who fail to receive a majority of votes cast.

CMA generally will vote AGAINST:

•	Proposals to classify boards, absent special circumstances indicating that shareholder interests would be better served by a classified board structure.

•	Proposals that give management the ability to alter the size of the board without shareholder approval.

•	Proposals that provide directors may be removed only by supermajority vote.

•	Proposals to eliminate cumulative voting.

•	Proposals which allow more than one vote per share in the election of directors.

•	Proposals that provide that only continuing directors may elect replacements to fill board vacancies.

•	Proposals that mandate a minimum amount of company stock that directors must own.

•	Proposals to limit the tenure of non-management directors.

CMA will vote on a CASE-BY-CASE basis in contested elections of directors.

CMA generally will vote on a CASE-BY-CASE basis on board approved proposals relating to corporate governance. Such proposals include, but are not limited to:

•	Reimbursement of proxy solicitation expenses taking into consideration whether or not CMA was in favor of the dissidents.

•

Proxy contest advance notice. CMA generally will vote FOR proposals that allow shareholders to submit proposals as close to the meeting date as possible while allowing for sufficient time for Company response, SEC review, and analysis by other shareholders.

CMA will vote on a CASE-BY-CASE basis to indemnify directors and officers, and AGAINST proposals to indemnify external auditors.

CMA will vote FOR the indemnification of internal auditors, unless the costs associated with the approval are not disclosed.

2. Compensation

CMA generally will vote FOR management sponsored compensation plans (such as bonus plans, incentive plans, stock option plans, pension and retirement benefits, stock purchase plans or thrift plans) if they are consistent with industry and country standards. However, CMA generally is opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for option programs (excluding authorized shares for expired options) exceeds an average of 5% of the currently outstanding shares over the previous three years or an average of 3% over the previous three years for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interest of CMA’s clients. CMA requires that management provide substantial justification for the repricing of options.

CMA generally will vote FOR:

•	Proposals requiring that executive severance arrangements be submitted for shareholder ratification.

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•	Proposals asking a company to expense stock options.

•	Proposals to put option repricings to a shareholder vote.

•

Employee stock purchase plans that have the following features: (i) the shares purchased under the plan are acquired for no less than 85% of their market value, (ii) the offering period under the plan is 27 months or less, and (iii) dilution is 10% or less.

•	Proposals for the remuneration of auditors if no more than 25% of the compensation costs comes from non audit activity.

CMA generally will vote AGAINST:

•	Stock option plans that permit issuance of options with an exercise price below the stock’s current market price, or that permit replacing or repricing of out-of-the money options.

•	Proposals to authorize the replacement or repricing of out-of-the money options.

•

Proposals requesting that plan administrators have advance authority to amend the terms of a plan without detailed disclosure of the specific amendments. When sufficient details are provided on the amendments permitted by the advance authority, CMA will recommend on such proposals on a CASE-BY-CASE basis

CMA will vote on a CASE-BY-CASE basis proposals regarding approval of specific executive severance arrangements.

3. Capitalization

CMA generally will vote FOR:

•

Proposals to increase the authorized shares for stock dividends, stock splits (and reverse stock splits) or general issuance, unless proposed as an anti-takeover measure or a general issuance proposal increases the authorization by more than 30% without a clear need presented by the company. Proposals for reverse stock splits should include an overall reduction in authorization.

For companies recognizing preemptive rights for existing shareholders, CMA generally will vote FOR general issuance proposals that increase the authorized shares by more than 30%. CMA will vote on a CASE-BY-CASE basis all such proposals by companies that do not recognize preemptive rights for existing shareholders.

•	Proposals for the elimination of authorized but unissued shares or retirement of those shares purchased for sinking fund or treasury stock.

•	Proposals to institute/renew open market share repurchase plans in which all shareholders may participate on equal terms.

•	Proposals to reduce or change the par value of common stock, provided the number of shares is also changed in order to keep the capital unchanged.

CMA will evaluate on a CASE-BY-CASE basis proposals regarding:

•

Management proposals that allow listed companies to de-list and terminate the registration of their common stock. CMA will determine whether the transaction enhances shareholder value by giving consideration to:

¡	Whether the company has attained benefits from being publicly traded.

¡	Cash-out value

¡	Balanced interests of continuing vs. cashed-out shareholders

¡	Market reaction to public announcement of transaction

4. Mergers, Restructurings and Other Transactions

CMA will review, on a CASE-BY-CASE basis, business transactions such as mergers, acquisitions, reorganizations, liquidations, spinoffs, buyouts and sale of all or substantially all of a company’s assets.

5. Anti-Takeover Measures

CMA generally will vote AGAINST proposals intended largely to avoid acquisition prior to the occurrence of an actual event or to discourage acquisition by creating a cost constraint. With respect to the following measures, CMA generally will vote as follows:

Poison Pills

•	CMA votes FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

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•	CMA generally votes FOR shareholder proposals to eliminate a poison pill.

•	CMA generally votes AGAINST management proposals to ratify a poison pill.

Greenmail

•	CMA will vote FOR proposals to adopt anti-greenmail charter or bylaw amendments or to otherwise restrict a company’s ability to make greenmail payments.

Supermajority vote

•

CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions.

Control Share Acquisition Provisions

•	CMA will vote FOR proposals to opt out of control share acquisition statutes.

6. Other Business Matters

CMA generally will vote FOR:

•	Bylaw amendments giving holders of at least 25% of outstanding common stock the ability to call a special meeting of stockholders.

•	Board governance document amendments or other proposals which give the lead independent director the authority to call special meetings of the independent directors at any time.

CMA will review, on a CASE-BY-CASE basis, proposals for Bylaw amendments giving minority shareholders the ability to call a special meeting of stockholders.

CMA generally will vote FOR:

•	Proposals to approve routine business matters such as changing the company’s name and procedural matters relating to the shareholder meeting such as approving the minutes of a prior meeting.

•	Proposals to ratify the appointment of auditors, unless any of the following apply in which case CMA will generally vote AGAINST the proposal:

¡	Credible reason exists to question:

■	The auditor’s independence, as determined by applicable regulatory requirements.

■	The accuracy or reliability of the auditor’s opinion as to the company’s financial position.

¡

Fees paid to the auditor or its affiliates for “non-audit” services were excessive, i.e., in excess of the total fees paid for “audit,” “audit-related” and “tax compliance” and/or “tax return preparation” services, as disclosed in the company’s proxy materials.

•	Bylaw or charter changes that are of a housekeeping nature (e.g., updates or corrections).

•	Proposals to approve the annual reports and accounts provided the certifications required by the Sarbanes Oxley Act of 2002 have been provided.

CMA generally will vote AGAINST:

•	Proposals to eliminate the right of shareholders to act by written consent or call special meetings.

•

Proposals providing management with authority to adjourn an annual or special shareholder meeting absent compelling reasons, or to adopt, amend or repeal bylaws without shareholder approval, or to vote unmarked proxies in favor of management.

•	Shareholder proposals to change the date, time or location of the company’s annual meeting of shareholders.

CMA will vote AGAINST:

•	Authorization to transact other unidentified substantive (as opposed to procedural) business at a meeting.

CMA will vote on a CASE-BY-CASE basis:

•

Proposals to change the location of the company’s state of incorporation. CMA considers whether financial benefits (e.g., reduced fees or taxes) likely to accrue to the company as a result of a reincorporation or other change of domicile outweigh any accompanying material diminution of shareholder rights.

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•	Proposals on whether and how to vote on “bundled” or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

CMA generally will ABSTAIN from voting on shareholder proposals predominantly involving social, socio-economic, environmental, political or other similar matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE basis, vote:

•

FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders; and

•

FOR or AGAINST the latter sort of proposal in light of the relative benefits and detriments (e.g. distraction, costs, other burdens) to share value which may be expected to flow from passage of the proposal.

7. Other Matters Relating to Foreign Issues

CMA generally will vote FOR:

•	Most stock (scrip) dividend proposals. CMA votes AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

•	Proposals to capitalize the company’s reserves for bonus issues of shares or to increase the par value of shares.

•	Proposals to approve control and profit transfer agreements between a parent and its subsidiaries.

•

Management proposals seeking the discharge of management and supervisory board members, unless there is concern about the past actions of the company’s auditors/directors and/or legal action is being taken against the board by other shareholders.

•

Management proposals concerning allocation of income and the distribution of dividends, unless the dividend payout ratio has been consistently below 30 percent without adequate explanation or the payout is excessive given the company’s financial position.

•	Proposals for the adoption of financing plans if they are in the best economic interests of shareholders.

CMA will evaluate management proposals to approve protective preference shares for Netherlands located company-friendly foundations proposals on a CASE-BY-CASE basis and will only support resolutions if:

•	The supervisory board needs to approve an issuance of shares while the supervisory board is independent within the meaning of CMA’ categorization rules and the Dutch Corporate Governance Code.

•	No call/put option agreement exists between the company and the foundation.

•	There is a qualifying offer clause or there are annual management and supervisory board elections.

•	The issuance authority is for a maximum of 18 months.

•	The board of the company-friendly foundation is independent.

•	The company has disclosed under what circumstances it expects to make use of the possibility to issue preference shares.

•	There are no priority shares or other egregious protective or entrenchment tools.

•	The company releases its proxy circular, with details of the poison pill proposal, at least three weeks prior to the meeting.

•	Art 2:359c Civil Code of the legislative proposal has been implemented.

8. Investment Company Matters

Election of Directors:

CMA will vote on a CASE-BY-CASE basis proposals for the election of directors, considering the following factors:

•	Board structure

•	Attendance at board and committee meetings.

CMA will WITHHOLD votes from directors who:

•

Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day’s meetings, votes should not be withheld even if such absence dropped the director’s attendance below 75 percent.

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•	Ignore a shareholder proposal that is approved by a majority of shares outstanding;

•	Ignore a shareholder proposal this is approved by a majority of the votes cast for two consecutive years;

•	Are interested directors and sit on the audit or nominating committee; or

•	Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

Proxy Contests:

CMA will vote on a CASE-BY-CASE basis proposals for proxy contests, considering the following factors:

•	Past performance relative to its peers

•	Market in which fund invests

•	Measures taken by the board to address the pertinent issues (e.g., closed-end fund share market value discount to NAV)

•	Past shareholder activism, board activity and votes on related proposals

•	Strategy of the incumbents versus the dissidents

•	Independence of incumbent directors; director nominees

•	Experience and skills of director nominees

•	Governance profile of the company

•	Evidence of management entrenchment

Converting a Closed-end Fund to an Open-end Fund:

CMA will vote conversion proposals on a CASE-BY-CASE basis, considering the following factors:

•	Past performance as a closed-end fund

•	Market in which the fund invests

•	Measures taken by the board to address the discount

•	Past shareholder activism, board activity, and votes on related proposals.

Investment Advisory Agreements:

CMA will vote investment advisory agreements on a CASE-BY-CASE basis, considering the following factors:

•	Proposed and current fee schedules

•	Fund category/investment objective

•	Performance benchmarks

•	Share price performance as compared with peers

•	Resulting fees relative to peers

•	Assignments (where the adviser undergoes a change of control)

Approving New Classes or Series of Shares:

CMA will vote FOR the establishment of new classes or series of shares.

Preferred Stock Proposals:

CMA will vote on a CASE-BY-CASE basis proposals for the authorization for or increase in the preferred shares, considering the following factors:

•	Stated specific financing purpose

•	Possible dilution for common shares

•	Whether the shares can be used for antitakover purposes

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Policies Addressed by the Investment Company Act of 1940 (“1940 Act”):

CMA will vote proposals regarding adoption or changes of policies addressed by the 1940 Act on a CASE-BY-CASE basis, considering the following factors:

•	Potential competitiveness

•	Regulatory developments

•	Current and potential returns

•	Current and potential risk

CMA generally will vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with current SEC interpretations.

Changing a Fundamental Restriction to a Non-fundamental Restriction:

CMA will vote on a CASE-BY-CASE basis proposals to change a fundamental restriction to a non-fundamental restriction, considering the following factors:

•	Fund’s target investments

•	Reasons given by the fund for the change

•	Projected impact of the change on the portfolio

Change Fundamental Investment Objective to Non-fundamental:

CMA will vote AGAINST proposals to change a fund’s investment objective from fundamental to non-fundamental unless management acknowledges meaningful limitations upon its future requested ability to change the objective.

Name Change Proposals:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s name, considering the following factors:

•	Political/economic changes in the target market

•	Consolidation in the target market

•	Current asset composition

Change in Fund’s Subclassification:

CMA will vote on a CASE-BY-CASE basis proposals to change a fund’s subclassification, considering the following factors:

•	Potential competitiveness

•	Current and potential returns

•	Risk of concentration

•	Consolidation in target industry

Disposition of Assets/Termination/Liquidation:

CMA will vote on a CASE-BY-CASE basis these proposals, considering the following factors:

•	Strategies employed to salvage the company

•	Past performance of the fund

•	Terms of the liquidation

Changes to the Charter Document:

CMA will vote on a CASE-BY-CASE basis proposals to change the charter document, considering the following factors:

•	The degree of change implied by the proposal

•	The efficiencies that could result

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•	The state of incorporation; net effect on shareholder rights

•	Regulatory standards and implications

CMA will vote FOR:

•

Proposals allowing the Board to impose, without shareholder approval, fees payable upon redemption of fund shares, provided imposition of such fees is likely to benefit long-term fund investors (e.g., by deterring market timing activity by other fund investors)

•

Proposals enabling the Board to amend, without shareholder approval, the fund’s management agreement(s) with its investment adviser(s) or sub-advisers, provided the amendment is not required by applicable law (including the Investment Company Act of 1940) or interpretations thereunder to require such approval

CMA will vote AGAINST:

•	Proposals enabling the Board to:

¡	Change, without shareholder approval the domicile of the fund

¡	Adopt, without shareholder approval, material amendments of the fund’s declaration of trust or other organizational document

Changing the Domicile of a Fund:

CMA will vote on a CASE-BY-CASE basis proposals to reincorporate, considering the following factors:

•	Regulations of both states

•	Required fundamental policies of both states

•	The increased flexibility available

Authorizing the Board to Hire and Terminate Subadvisors Without Shareholder Approval:

CMA will vote FOR proposals to enable the Board or Investment Adviser to hire and terminate sub-advisers, without shareholder approval, in accordance with applicable rules or exemptive orders under the Investment Company Act of 1940.

Distribution Agreements:

CMA will vote these proposals on a CASE-BY-CASE basis, considering the following factors:

•	Fees charged to comparably sized funds with similar objectives

•	The proposed distributor’s reputation and past performance

•	The competitiveness of the fund in the industry

•	Terms of the agreement

Master-Feeder Structure:

CMA will vote FOR the establishment of a master-feeder structure.

Mergers:

CMA will vote merger proposals on a CASE-BY-CASE basis, considering the following factors:

•	Resulting fee structure

•	Performance of both funds

•	Continuity of management personnel

•	Changes in corporate governance and their impact on shareholder rights

Shareholder Proposals to Establish Director Ownership Requirement:

CMA will generally vote AGAINST shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While CMA favors stockownership on the part of directors, the company should determine the appropriate ownership requirement.

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Shareholder Proposals to Reimburse Shareholder for Expenses Incurred:

CMA will vote on a CASE-BY-CASE basis proposals to reimburse proxy solicitation expenses.

Shareholder Proposals to Terminate the Investment Adviser:

CMA will vote on a CASE-BY-CASE basis proposals to terminate the investment adviser, considering the following factors:

•	Performance of the fund’s NAV

•	The fund’s history of shareholder relations

•	The performance of other funds under the adviser’s management

CMA’s Proxy Voting Policy (Appendix B): Conflicts of Interest Disclosure and Certification Form

Conflict Review Questionnaire for Proxy Voting Working Group Members and Other Individuals Participating in the Proxy Voting Decision-Making Process.

Instructions: Please complete each of the questions. Please provide an explanation for any affirmative responses. Return the completed questionnaire to Columbia Management Conflicts of Interest Officer.

Issuer and Proxy Matter:

1.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any management personnel of the issuer[1]?

2.	Do you or any member of your immediate family have an existing (or potential) business, financial, personal or other relationship with any person participating, supporting, opposing or otherwise connected with the particular proxy proposal (e.g., principals of the issuer; director nominees of issuer company; shareholder activists)?

3.	Have you discussed this particular proxy proposal with anyone outside of Columbia Management’s investment group [2]?

[1]	Personal investing in the issuer by you or a member of your immediate family does not require an affirmative response to this item.
[2]	Communications with issuer or solicitors in the regular course of business would not have to be disclosed on this form.

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4.	Are you aware of any other potential personal conflicts of interest not described above? Please detail below.

Name:

Signed:

Date:

CMA’s Proxy Voting Policy (Appendix C): CMA Proxy Vote Recommendation/Proxy Committee Request Form

Name of Investment Associate:

Company Name:

Cutoff Date and Meeting Date:

Proxy Agenda Item:

Description of Item:

(The above information will be pre-populated by the Proxy Department.)

Recommendation (Check One):

            FOR

            AGAINST

            WITHHOLD

            ABSTAIN

Brief rationale:

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Signed

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B-16

COLUMBIA FUNDS SERIES TRUST

One Financial Center

Boston, Massachusetts 02111

1-800-345-6611

FORM N-1A

PART C

OTHER INFORMATION

ITEM 23.	Exhibits

All references to the registration statement (the Registration Statement) in the following list of exhibits refer to the Registration Statement for Columbia Funds Series Trust (the Registrant) on Form N-1A (File Nos. 333-89661; 811-09645)

Exhibit Letter	Description
(a)	Articles of Incorporation:

(a)(1)	Certificate of Trust dated October 22, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(a)(2)	Certificate of Amendment of Certificate of Trust dated September 26, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(a)(3)	Amended and Restated Declaration of Trust dated September 26, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(b)	Bylaws:

Not Applicable.

(c)	Instruments Defining Rights of Securities Holders: Not Applicable.

C-1

Exhibit Letter	Description
(d)	Investment Advisory Contracts:

(d)(1)	Investment Advisory Agreement between Columbia Management Advisors, LLC (CMA) and the Registrant dated September 30, 2005, Schedule I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(d)(2)	CMA Assumption Agreement on behalf of the LifeGoal Portfolios dated September 30, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(d)(3)	Investment Advisory Agreement between CMA and the Registrant on behalf of the Fixed Income Sector Portfolios dated September 30, 2005, Schedule I current as of October 1, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(d)(4)	CMA Assumption Agreement on behalf of the Fixed Income Sector Portfolios dated September 30, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(d)(5)	Investment Advisory Agreement between CMA and the Registrant on behalf of Columbia Multi-Advisor International Equity Fund dated September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(d)(6)	Investment Sub-Advisory Agreement among CMA, Brandes Investment Partners, L.P. (Brandes) and the Registrant dated September 30, 2005, Schedule I current as of October 1, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(d)(7)	Investment Sub-Advisory Agreement among CMA, Marsico Capital Management, LLC (Marsico) and the Registrant dated September 30, 2005, Schedule I current as of October 1, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(d)(8)	Investment Sub-Advisory Agreement among CMA, Causeway Capital Management LLC (Causeway) and the Registrant on behalf of Columbia Multi-Advisor International Equity Fund dated September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

C-2

Exhibit Letter	Description
(e)	Underwriting Contract:

(e)(1)	Distribution Agreement with Columbia Management Distributors, Inc. (CMD) dated September 26, 2005, Schedules I and II current as of September 26, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(f)	Bonus or Profit Sharing Contracts:

(f)(1)	Deferred Compensation Plan adopted December 9, 1999, last amended November 19, 2003, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(g)	Custodian Agreements:

(g)(1)	Master Custodian Agreement between the Registrant and State Street Bank and Trust Company (State Street) dated June 13, 2005, Appendix A last amended September 26, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(g)(2)	Amendment No. 1 to the Master Custodian Agreement between the Registrant and State Street, dated June 1, 2006, incorporated by reference to Post-Effective Amendment 45, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)	Other Material Contracts:

(h)(1)	Administration Agreement between the Registrant and CMA, dated February 15, 2007, to be filed by amendment.

(h)(2)	Pricing and Bookkeeping Agreement between the Registrant and CMA, dated December 1, 2005, Schedule A current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(3)	Shareholder Servicing Plan relating to all share classes of the Registrant, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(4)	Shareholder Administration Plan relating to Class A Shares, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

C-3

Exhibit Letter	Description
(h)(5)	Shareholder Administration Plan relating to Class B and Class C Shares, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(6)	Shareholder Administration Plan relating to Institutional Class Shares, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(7)	Shareholder Administration Plan relating to Marsico Shares, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(8)	Shareholder Administration Plan relating to Trust Class Shares, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(9)	Transfer, Dividend Disbursing and Shareholders’ Servicing Agent Agreement among Columbia Management Services, Inc. (formerly, Columbia Fund Services, Inc.) (CMS), CMA and the Registrant dated September 30, 2005, Appendix I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(h)(10)	Cross Indemnification Agreement between Columbia Funds Master Investment Trust (the Master Trust) and the Registrant dated September 26, 2005, incorporated by reference to Post-Effective Amendment 45, filed June 14, 2006.

(h)(11)	Mutual Fund Fee and Expense Agreement among the Registrant, the Master Trust, Columbia Funds Variable Insurance Trust I (the Variable Trust), Banc of America Funds Trust, CMA and CMD dated February 14, 2007, to be filed by amendment.

(i)	Legal Opinion

(i)(1)	Opinion of Morrison & Foerster LLP, filed herewith.

(j)	Other Opinions

(j)(1)	Opinion of PricewaterhouseCoopers LLP, filed herewith.

(k)	Omitted Financial Statements

Not Applicable.

C-4

Exhibit Letter	Description
(l)	Initial Capital Agreements:

(l)(1)	Investor Letter, incorporated by reference to Post-Effective Amendment No. 1, filed February 10, 2000.

(m)	Rule 12b-1 Plans:

(m)(1)	Shareholder Servicing and Distribution Plan relating to Class A Shares, Exhibit I current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(m)(2)	Distribution Plan relating to all share classes of the Registrant, Exhibits I and II current as of September 30, 2006, incorporated by reference to Post-Effective Amendment No. 48 filed on February 28, 2007.

(n)	Financial Data Schedule: Not Applicable.

(o)	Rule 18f-3 Plan:

(o)(1)	Rule 18f-3 Multi-Class Plan, to be filed by amendment.

(p)	Codes of Ethics:

(p)(1)	Columbia Management Group Code of Ethics, effective July 1, 2006, incorporated by reference to Post-Effective Amendment No. 46, filed July 28, 2006.

(p)(2)	Brandes Code of Ethics, incorporated by reference to Post-Effective Amendment No. 51 filed on June 29, 2007.

(p)(3)	Marsico Code of Ethics, incorporated by reference to Post-Effective Amendment No. 49, filed May 2, 2007.

(p)(4)	Causeway Code of Ethics, incorporated by reference to Post-Effective Amendment No. 51 filed on June 29, 2007.

(q)(1)	Powers of Attorney for Minor Mickel Shaw, Edward J. Boudreau, Jr., William A. Hawkins, R. Glenn Hilliard and William P. Carmichael, incorporated by reference to Post-Effective Amendment 45, filed June 14, 2006.

C-5

Exhibit Letter	Description
(q)(2)	Power of Attorney for Keith Banks, incorporated by reference to Post-Effective Amendment No. 34, filed June 29, 2004.

ITEM 24.	Persons Controlled by or Under Common Control with the Registrant

No person is controlled by or under common control with the Registrant.

ITEM 25.	Indemnification

Article VII of the Registrant’s Declaration of Trust provides for the indemnification of the Registrant’s trustees, officers, employees and other agents. Indemnification of the Registrant’s administrators, distributor, custodian and transfer agents is provided for, respectively, in the Registrant’s:

1.	Administration Agreement with CMA;

2.	Distribution Agreement with CMD;

3.	Custody Agreement with State Street; and

4.	Transfer Agency and Services Agreement with CFS and CMA.

The Registrant has entered into a Cross Indemnification Agreement with the Master Trust dated September 26, 2005. The Master Trust will indemnify and hold harmless the Trust against any losses, claims, damages or liabilities to which the Trust may become subject under the Securities Act of 1933 (the 1933 Act), the Investment Company Act of 1940 (the 1940 Act), or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any Prospectuses, any Preliminary Prospectuses, the Registration Statements, any other Prospectuses relating to the Securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the “Offering Documents”), or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust by the Master Trust expressly for use therein; and will reimburse the Trust for any legal or other expenses reasonably incurred by the Trust in connection with investigating or defending any such action or claim; provided, however, that the Master Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Master Trust by the Trust for use in the Offering Documents.

C-6

The Trust will indemnify and hold harmless the Master Trust against any losses, claims, damages or liabilities to which the Master Trust may become subject under the 1933 Act, the 1940 Act, or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in the Offering Documents or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Master Trust by the Trust expressly for use therein; and will reimburse the Master Trust for any legal or other expenses reasonably incurred by the Master Trust in connection with investigating or defending any such action or claim; provided, however, that the Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust by the Master Trust for use in the Offering Documents.

Promptly after receipt by an indemnified party under subsection (a) or (b) above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against an indemnifying party or parties under such subsection, notify the indemnifying party or parties in writing of the commencement thereof; but the omission to so notify the indemnifying party or parties shall not relieve it or them from any liability which it or they may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party or parties of the commencement thereof, the indemnifying party or parties shall be entitled to participate therein and, to the extent that either indemnifying party or both shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party or parties to such indemnified part of its or their election so to assume the defense thereof, the indemnifying party or parties shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

The Registrant has obtained from a major insurance carrier a trustees’ and officers’ liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

C-7

Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (SEC) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.	Business and Other Connections of the Investment Advisor

To the knowledge of the Registrant, none of the directors or officers of CMA, the investment advisor to the Registrant’s portfolios, or Brandes, Marsico or Causeway, the investment sub-advisors to certain portfolios, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors’ qualifying shares) of CMA or Marsico, or other subsidiaries of Bank of America Corporation.

(a) CMA performs investment advisory services for the Registrant and certain other customers. CMA is a wholly owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-advisor is incorporated by reference to Form ADV filed by CMA (formerly, Banc of America Capital Management, LLC (BACAP)) with the SEC pursuant to the Investment Advisers Act of 1940 (the Advisers Act) (File No. 801-50372).

(b) Brandes performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-advisor is incorporated by reference to Form ADV filed by Brandes with the SEC pursuant to the Advisers Act (File No. 801-24986).

(c) Marsico performs investment sub-advisory services for the Registrant and certain other customers. Marsico is a wholly owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-advisor is incorporated by reference to Form ADV filed by Marsico with the SEC pursuant to the Advisers Act (File No. 801-54914).

C-8

(d) Causeway performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-advisor is incorporated by reference to Form ADV filed by Causeway with the SEC pursuant to the Advisers Act (File No. 801-60343).

ITEM 27.	Principal Underwriters

(a) CMD is the Registrant’s principal underwriter. CMD acts in such capacity for each series of Columbia Funds Series Trust I, Columbia Funds Variable Insurance Trust, Columbia Acorn Trust and Wanger Acorn Trust. CMD also acts as distributor for the Registrant, the Variable Trust and Banc of America Funds Trust, and as placement agent for the Master Trust.

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 20.

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant
Ahmed, Yaqub	V.P.	None

Aldi, Andrew	V.P.	None

Anderson, Judith M.	V.P.	None

Ash, James R.	V.P.	None

Banks, Keith T.	Director	None

Ballou, Richard J.	Sr. V.P.	None

Bartlett, John	Managing Director	None

Berretta, Frederick R.	Director and Managing Director	None

Bozek, James	Sr. V.P.	None

Brantley, Thomas M.	Sr. V.P.-Tax	None

Brown, Beth Ann	Sr. V.P.	None

Claiborne, Douglas	Sr. V.P.	None

Climer, Quentin	V.P.	None

Conley, Brook	V.P.	None

C-9

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant
Davis, W. Keith	Sr. V.P.-Tax	None

DeFao, Michael	Chief Legal Officer	None

Desilets, Marian	V.P.	None

Devaney, James	Sr. V.P.	None

Dolan, Kevin	V.P.	None

Donovan, M. Patrick	Chief Compliance Officer	None

Doyle, Matthew	V.P.	None

Emerson, Kim P.	Sr. V.P.	None

Feldman, David	Managing Director	None

Feloney, Joseph	Sr. V.P.	None

Ferullo, Jeanne	V.P.	None

Fisher, James F.	V.P.	None

Ford, David C.	V.P.	None

Gellman, Laura D.	Conflicts of Interest Officer	None

Gentile, Russell	V.P.	None

Goldberg, Matthew	Sr. V.P.	None

Gubala, Jeffrey	V.P.	None

Guenard, Brian	V.P.	None

Jones, Michael A.	Chief Executive Officer, President and Director	None

Lynch, Andrew R.	Managing Director	None

Marcelonis, Sheila	V.P.	None

Martin, William W.	Operational Risk Officer	None

C-10

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant
Miller, Anthony	V.P.	None

Miller, Gregory M.	V.P.	None

Moberly, Ann R.	Sr. V.P.	None

Mroz, Gregory S.	Sr. V.P.-Tax	None

Nigrosh, Diane J.	V.P.	None

Owen, Stephanie	V.P.	None

Piken, Keith A.	Sr. V.P.	None

Pryor, Elizabeth A.	Secretary	None

Ratto, Gregory	V.P.	None

Reed, Christopher B.	Sr. V.P.	None

Roberts, Amy S.	Director	None

Ross, Gary	Sr. V.P.	None

Scully-Power, Adam	V.P.	None

Seller, Gregory	V.P.	None

Shea, Terence	V.P.	None

Sideropoulos, Lou	Sr. V.P.	None

Studer, Eric	Sr. V.P.	None

Waldron, Thomas	V.P.	None

Walsh, Brian	V.P.	None

Wasp, Kevin	Corporate Ombudsman	None

Weidner, Donna M.	Treasurer and Chief Financial Officer	None

Wess, Valerie	Sr. V.P.	None

C-11

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant
Wilson, Christopher L.	Sr. V.P.	President

Winn, Keith	Sr. V.P.	None

Yates, Susan	V.P.	None

*	The address for each individual is One Financial Center, Boston, MA 02111.

(c)	Not applicable.

ITEM 28.	Location of Accounts and Records

(1)	CMA, One Financial Center, Boston, MA 02111 (records relating to its function as investment advisor and administrator).

(2)	Brandes, 11988 El Camino Real, San Diego, CA 92130 (records relating to its function as investment sub-advisor).

(3)	Marsico, 1200 17th Street, Suite 1600, Denver, CO 80202 (records relating to its function as investment sub-advisor).

(4)	Causeway, 1111 Santa Monica Boulevard, Suite 1150, Los Angeles, CA 90025 (records relating to its function as investment sub-advisor).

(5)	CMS (formerly, Columbia Funds Services, Inc.), P.O. Box 8081, Boston, MA 02266-8081 (records relating to its function as transfer agent).

(6)	CMD, One Financial Center, Boston, MA 02110 (records relating to its function as distributor and principal underwriter).

(7)	State Street, Two Avenue de Lafayette, LCC/4S, Boston, MA 02111-2900 (records relating to its function as custodian).

ITEM 29.	Management Services

Not Applicable.

ITEM 30.	Undertakings

Not Applicable.

C-12

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Commonwealth of Massachusetts on the 31st day of July, 2007.

COLUMBIA FUNDS SERIES TRUST

By:	/s/ Christopher L. Wilson
Christopher L. Wilson
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Christopher L. Wilson	President and	July 31, 2007
(Christopher L. Wilson)	Chief Executive Officer

(Principal Executive Officer)

/s/ J. Kevin Connaughton	Senior Vice President, Treasurer	July 31, 2007
(J. Kevin Connaughton)	and Chief Financial Officer
(Principal Financial Officer)

/s/ Michael G. Clarke**	Assistant Treasurer	July 31, 2007
(Michael G. Clarke)	and Chief Accounting Officer
(Principal Accounting Officer)

*	Trustee	July 31, 2007
(William P. Carmichael)

*	Trustee	July 31, 2007
(Edward J. Boudreau, Jr.)

*	Trustee	July 31, 2007
(William A. Hawkins)

*	Trustee	July 31, 2007
(R. Glenn Hilliard)

*	Trustee	July 31, 2007
(Minor Mickel Shaw)

* /s/ James R. Bordewick, Jr.
James R. Bordewick, Jr.**

*	Attorney-in-Fact for each Trustee
**	Executed by James R. Bordewick, Jr. on behalf of those indicated pursuant to a Power of Attorney dated May 16, 2006 incorporated herein by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission via EDGAR on June 14, 2006.